UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/18

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Select Funds

March 31, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

March 31, 2018

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2018.

Market Highlights

•	During the period, U.S. stocks enjoyed moderately positive performance, while encountering increased volatility.

•	Economic data throughout the period pointed to a synchronized global growth environment.

•	Foreign stocks in developed markets trailed U.S. stock returns for the period, while foreign stocks in emerging markets beat domestic broad market indexes.

•	U.S. bonds continued to face headwinds, as the Federal Reserve Board (the “Fed”) increased short-term rates and had a change in leadership.

Market Commentary

For the six-month period, beginning October 1, 2017, equity investors enjoyed moderately positive returns. U.S. stocks continued to rise sharply at the start of the period, but encountered increased volatility toward the end of the first quarter of 2018. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the quarter ended March 31, 2018, after hitting record highs in January.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times!

Several factors contributed to this market volatility. While global economic data provided investors with some confidence in a synchronized global growth environment, wage growth in the U.S. triggered the first major sell-off in domestic markets, as investors sought to balance the likelihood of continued growth against the Fed’s intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Political turbulence also contributed, as investors tried to make sense of reduced taxes, increasing federal debt limits, and tariffs imposed by the Trump administration. Lastly, scrutiny concerning revelations about how social media companies use data, and in particular, how Facebook had allowed customer data to be mined undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs.

As a result, the broad market S&P 500 delivered only a modest 4.60% return for the period. The technology-heavy NASDAQ Composite Index managed to grow 8.03%, even with the late period sell-offs. Headlines followed the skyrocketing Dow through the six months, as it peaked to record heights and then dropped – ultimately providing a 7.04% return for the period. Small- and mid-cap stocks underperformed their larger peers and growth stocks widely outperformed their value peers during the period.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

The market sell-offs during the last months of the period affected all sectors broadly. The information technology and consumer discretionary sectors held onto earlier gains and managed to end the period with positive returns. The financials and industrials sectors also delivered modest positive returns. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and utilities lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, returning a modest 1.42% gain for the six months. Though developed markets participated in the synchronized global growth environment noted above, they lagged under the weight of sell-offs in the U.S. markets. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a 7.49% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes and a change in leadership. Meeting for the first time under new Chairman, Jerome Powell, the Federal Open Market Committee raised the target range for the federal funds rate by a quarter point to 1.50-1.75% during its March 2018 meeting. While this was in line with market expectations, it was also the second hike during the reporting period – totaling four hikes in one year. They also projected a steeper path of increases in 2019 and 2020 as economic outlooks continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields spiked, with the 10-year U.S. Treasury bond ending the period at 2.74% after surging as high as 2.93%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.46%. Investment-grade and high-yield corporate bonds fared no better in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period down 4.05%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, but still ended the period down 0.86%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities. The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

U.S. Government Agency Obligations and Instrumentalities	30.1%
Corporate Debt	30.1%
U.S. Treasury Obligations	26.3%
Non-U.S. Government Agency Obligations	14.2%
Municipal Obligations	1.8%

Total Long-Term Investments	102.5%
Short-Term Investments and Other Assets and Liabilities	(2.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Corporate Debt	30.3%
U.S. Government Agency Obligations and Instrumentalities	27.3%
U.S. Treasury Obligations	25.3%
Non-U.S. Government Agency Obligations	14.6%
Bank Loans	6.7%
Sovereign Debt Obligations	6.4%
Purchased Options	0.0%
Municipal Obligations	0.0%
Preferred Stock	0.0%

Total Long-Term Investments	110.6%
Short-Term Investments and Other Assets and Liabilities	(10.6)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 35% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 65% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/18

JP Morgan Chase & Co.	4.6%
Johnson & Johnson	3.3%
Apple, Inc.	3.2%
Wells Fargo & Co.	3.0%
Cisco Systems, Inc.	2.6%
Verizon Communications, Inc.	2.5%
Morgan Stanley	2.3%
Intel Corp.	1.9%
Comcast Corp. Class A	1.8%
Total SA	1.8%

27.0%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 3/31/18

Financial	28.7%
Consumer, Non-cyclical	16.3%
Technology	11.4%
Communications	10.7%
Industrial	8.9%
Consumer, Cyclical	7.9%
Energy	7.3%
Utilities	3.9%
Basic Materials	3.8%
Mutual Funds	0.5%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 71% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 29% of the Fund’s portfolio, as of March 31, 2018. Effective October 12, 2017, Barrow Hanley was added as a co-subadviser of the Fund.

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/18

JP Morgan Chase & Co.	4.5%
Wells Fargo & Co.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.3%
Citigroup, Inc.	2.2%
Chevron Corp.	2.2%
DowDuPont, Inc.	2.1%
Merck & Co., Inc.	1.9%
United Technologies Corp.	1.9%
The PNC Financial Services Group, Inc.	1.9%

24.9%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/18

Financial	29.4%
Consumer, Non-cyclical	17.4%
Industrial	11.8%
Energy	10.8%
Technology	8.2%
Consumer, Cyclical	7.1%
Communications	6.9%
Basic Materials	3.4%
Utilities	3.1%

Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”) in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/18

Apple, Inc.	3.8%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.6%
Berkshire Hathaway, Inc. Class B	1.7%
Facebook, Inc. Class A	1.7%
JP Morgan Chase & Co.	1.7%
Johnson & Johnson	1.5%
Exxon Mobil Corp.	1.4%
Alphabet, Inc. Class C	1.4%
Alphabet, Inc. Class A	1.4%

20.3%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	21.7%
Financial	18.9%
Technology	16.2%
Communications	14.0%
Industrial	10.1%
Consumer, Cyclical	8.3%
Energy	5.7%
Utilities	2.9%
Basic Materials	2.3%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 31% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 69% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/18

Microsoft Corp.	4.0%
NIKE, Inc. Class B	3.8%
Chubb Ltd.	3.3%
The TJX Cos., Inc.	3.2%
Canadian National Railway Co.	3.1%
Bristol-Myers Squibb Co.	3.1%
Public Storage	3.1%
The PNC Financial Services Group, Inc.	2.9%
American Express Co.	2.9%
Medtronic PLC	2.9%

32.3%

MassMutual Select Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/18

Financial	28.1%
Consumer, Non-cyclical	25.2%
Industrial	13.0%
Consumer, Cyclical	11.6%
Technology	7.3%
Basic Materials	4.0%
Communications	3.8%
Energy	3.3%
Utilities	2.0%
Mutual Funds	0.0%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/18

Microsoft Corp.	6.5%
Alphabet, Inc. Class C	5.5%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.7%
Facebook, Inc. Class A	3.3%
Visa, Inc. Class A	2.6%
The Home Depot, Inc.	2.4%
Mastercard, Inc. Class A	2.1%
Caterpillar, Inc.	1.8%
Oracle Corp.	1.7%

35.7%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/18

Technology	31.4%
Communications	18.9%
Consumer, Non-cyclical	14.7%
Financial	11.9%
Industrial	11.2%
Consumer, Cyclical	6.1%
Energy	3.9%
Mutual Funds	2.1%
Basic Materials	1.8%

Total Long-Term Investments	102.0%
Short-Term Investments and Other Assets and Liabilities	(2.0)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 62% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 38% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/18

Amazon.com, Inc.	8.8%
Facebook, Inc. Class A	4.8%
Alibaba Group Holding Ltd. Sponsored ADR	4.6%
Microsoft Corp.	4.0%
Visa, Inc. Class A	3.9%
Alphabet, Inc. Class C	3.4%
Booking Holdings, Inc.	2.7%
Alphabet, Inc. Class A	2.0%
The Boeing Co.	2.0%
Oracle Corp.	1.8%

38.0%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/18

Communications	30.7%
Consumer, Non-cyclical	22.2%
Technology	16.4%
Financial	13.3%
Industrial	7.1%
Consumer, Cyclical	7.0%
Energy	1.2%
Basic Materials	0.3%
Utilities	0.3%
Mutual Funds	0.0%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 55% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 45% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/18

Visa, Inc. Class A	6.8%
Amazon.com, Inc.	4.7%
Alibaba Group Holding Ltd. Sponsored ADR	4.2%
Alphabet, Inc. Class A	4.1%
Microsoft Corp.	3.7%
Netflix, Inc.	3.6%
salesforce.com, Inc.	3.5%
The Charles Schwab Corp.	3.2%
ServiceNow, Inc.	3.2%
PayPal Holdings, Inc.	3.1%

40.1%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/18

Communications	32.9%
Consumer, Non-cyclical	21.9%
Technology	20.8%
Financial	17.7%
Consumer, Cyclical	4.6%
Industrial	1.8%
Mutual Funds	1.0%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 23% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which managed approximately 77% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/18

Zimmer Biomet Holdings, Inc.	2.0%
Northern Trust Corp.	1.9%
Johnson Controls International PLC	1.9%
WestRock Co.	1.7%
Weyerhaeuser Co.	1.6%
Conagra Brands, Inc.	1.5%
Invesco Ltd.	1.5%
BB&T Corp.	1.5%
Hubbell, Inc.	1.2%
Kellogg Co.	1.2%

16.0%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 3/31/18

Financial	26.0%
Consumer, Non-cyclical	19.5%
Industrial	17.0%
Energy	11.7%
Consumer, Cyclical	9.3%
Utilities	6.5%
Technology	5.1%
Basic Materials	1.4%
Mutual Funds	1.0%
Communications	0.2%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600® Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 55% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 45% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/18

Texas Capital Bancshares, Inc.	2.1%
Allegheny Technologies, Inc.	1.8%
Vishay Intertechnology, Inc.	1.8%
II-VI, Inc.	1.8%
Brooks Automation, Inc.	1.7%
Plexus Corp.	1.6%
Federal Signal Corp.	1.5%
Simpson Manufacturing Co., Inc.	1.5%
Diodes, Inc.	1.5%
Primoris Services Corp.	1.4%

16.7%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/18

Industrial	33.1%
Financial	22.0%
Consumer, Non-cyclical	14.4%
Basic Materials	8.1%
Technology	7.5%
Consumer, Cyclical	5.5%
Energy	4.0%
Utilities	2.1%
Diversified	0.4%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600® Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 41% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 31% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 28% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/18

F.N.B. Corp.	1.3%
IBERIABANK Corp.	1.2%
First Midwest Bancorp, Inc.	1.2%
Flagstar Bancorp, Inc.	1.1%
Chemical Financial Corp.	1.1%
Radian Group, Inc.	0.9%
Spire, Inc.	0.9%
El Paso Electric Co.	0.9%
BrightSphere Investment Group PLC	0.9%
Argo Group International Holdings Ltd.	0.8%

10.3%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 3/31/18

Financial	36.8%
Consumer, Non-cyclical	14.9%
Industrial	13.2%
Consumer, Cyclical	9.2%
Energy	7.0%
Utilities	5.1%
Communications	4.7%
Technology	4.2%
Mutual Funds	3.8%
Basic Materials	3.5%

Total Long-Term Investments	102.4%
Short-Term Investments and Other Assets and Liabilities	(2.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/18

MSCI, Inc.	0.8%
Broadridge Financial Solutions, Inc.	0.7%
ABIOMED, Inc.	0.7%
Teleflex, Inc.	0.7%
IDEX Corp.	0.6%
Steel Dynamics, Inc.	0.6%
Copart, Inc.	0.6%
Domino’s Pizza, Inc.	0.6%
Old Dominion Freight Line, Inc.	0.6%
Keysight Technologies, Inc.	0.6%

6.5%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/18

Financial	24.4%
Industrial	18.5%
Consumer, Non-cyclical	14.8%
Consumer, Cyclical	11.8%
Technology	11.2%
Utilities	5.4%
Basic Materials	5.1%
Mutual Funds	5.1%
Energy	4.6%
Communications	2.9%

Total Long-Term Investments	103.8%
Short-Term Investments and Other Assets and Liabilities	(3.8)%

Net Assets	100.0%

* The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P®, and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/18

Nektar Therapeutics	0.8%
GrubHub, Inc.	0.4%
Bluebird Bio, Inc.	0.4%
Sage Therapeutics, Inc.	0.3%
MKS Instruments, Inc.	0.3%
Curtiss-Wright Corp.	0.3%
Aspen Technology, Inc.	0.3%
Knight-Swift Transportation Holdings, Inc.	0.3%
EPAM Systems, Inc.	0.3%
Encompass Health Corp.	0.3%

3.7%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/18

Financial	23.9%
Consumer, Non-cyclical	22.2%
Industrial	14.3%
Consumer, Cyclical	11.5%
Technology	10.6%
Mutual Funds	10.1%
Communications	6.2%
Energy	3.5%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.1%

Total Long-Term Investments	108.8%
Short-Term Investments and Other Assets and Liabilities	(8.8)%

Net Assets	100.0%

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 81% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 19% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/18

Teleflex, Inc.	2.0%
T. Rowe Price Government Reserve Investment Fund	1.9%
Textron, Inc.	1.7%
Dollar General Corp.	1.6%
Microchip Technology, Inc.	1.6%
Tapestry, Inc.	1.6%
The Cooper Cos., Inc.	1.5%
Global Payments, Inc.	1.4%
Roper Technologies, Inc.	1.4%
Willis Towers Watson PLC	1.4%

16.1%

MassMutual Select Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	24.4%
Industrial	19.7%
Consumer, Cyclical	16.0%
Technology	14.8%
Financial	8.6%
Mutual Funds	5.5%
Communications	3.1%
Basic Materials	3.0%
Energy	1.3%
Utilities	0.7%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600® Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 64% of the Fund’s portfolio; and OFI Global Institutional, Inc. (OFI Global), which oversaw approximately 36% of the Fund’s portfolio, as of March 31, 2018.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/18

2U, Inc.	1.9%
Insulet Corp.	1.8%
HubSpot, Inc.	1.4%
Entegris, Inc.	1.3%
John Bean Technologies Corp.	1.0%
Sterling Bancorp	0.9%
PRA Health Sciences, Inc.	0.9%
Boyd Gaming Corp.	0.8%
Guidewire Software, Inc.	0.8%
Western Alliance Bancorp	0.8%

11.6%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	22.3%
Industrial	16.3%
Technology	15.6%
Financial	14.0%
Consumer, Cyclical	14.0%
Mutual Funds	8.5%
Communications	8.4%
Basic Materials	3.9%
Energy	2.6%
Utilities	0.6%

Total Long-Term Investments	106.2%
Short-Term Investments and Other Assets and Liabilities	(6.2)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/18

Nestle SA Registered	1.6%
HSBC Holdings PLC	1.2%
Novartis AG Registered	1.2%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Royal Dutch Shell PLC Class A	0.9%
Total SA	0.9%
British American Tobacco PLC	0.9%
BP PLC	0.9%
Royal Dutch Shell PLC Class B	0.8%

10.6%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/18

Financial	23.7%
Consumer, Non-cyclical	22.1%
Consumer, Cyclical	13.5%
Industrial	13.2%
Basic Materials	6.6%
Communications	5.8%
Energy	5.2%
Technology	3.8%
Utilities	3.3%
Mutual Funds	2.3%
Diversified	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

* The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Advisers. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 60% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 40% of the Fund’s portfolio as of March 31, 2018. Effective December 12, 2017, J.P. Morgan Investment Management Inc. was removed as a co-subadviser of the Fund.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 3/31/18

Bayer AG Registered	2.8%
Intesa Sanpaolo SpA	2.3%
Nestle SA Registered	2.2%
Daimler AG Registered	2.0%
WPP PLC	1.9%
BNP Paribas SA	1.9%
Lloyds Banking Group PLC	1.8%
Allianz SE Registered	1.8%
Bayerische Motoren Werke AG	1.8%
Pernod Ricard SA	1.7%

20.2%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	27.0%
Financial	22.7%
Industrial	14.3%
Consumer, Cyclical	14.0%
Communications	6.4%
Technology	6.1%
Basic Materials	5.3%
Mutual Funds	2.5%
Energy	1.8%
Utilities	0.7%

Total Long-Term Investments	100.8%
Short-Term Investments and Other Assets and Liabilities	(0.8)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of the MassMutual Select T. Rowe Price International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price International Equity Fund Largest Holdings (% of Net Assets) on 3/31/18

Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1.9%
Tencent Holdings Ltd.	1.8%
Samsung Electronics Co. Ltd.	1.7%
AIA Group Ltd.	1.7%
Alibaba Group Holding Ltd. Sponsored ADR	1.4%
Bayer AG Registered	1.4%
Total SA	1.4%
Roche Holding AG	1.3%
Nestle SA Registered	1.2%
Nippon Telegraph & Telephone Corp.	1.1%

14.9%

MassMutual Select T. Rowe Price International Equity Fund Sector Table (% of Net Assets) on 3/31/18

Financial	27.1%
Consumer, Non-cyclical	18.9%
Communications	12.5%
Consumer, Cyclical	10.8%
Industrial	9.7%
Technology	6.7%
Basic Materials	4.6%
Energy	3.6%
Utilities	1.7%
Diversified	1.4%
Mutual Funds	0.9%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 102.5%

CORPORATE DEBT — 30.1%
Aerospace & Defense — 0.3%
Northrop Grumman Corp. 3.250% 1/15/28	$1,375,000	$1,312,483
United Technologies Corp. STEP 1.778% 5/04/18	1,717,000	1,715,531

		3,028,014

Agriculture — 0.3%
BAT Capital Corp. (a) 2.764% 8/15/22	1,395,000	1,349,307
BAT International Finance PLC (a) 1.850% 6/15/18	1,500,000	1,497,835

		2,847,142

Airlines — 0.9%
America West Airlines, Inc. 8.057% 1/02/22	662,744	730,562
Continental Airlines, Inc. 6.545% 8/02/20	257,726	264,015
Continental Airlines, Inc. 8.048% 5/01/22	1,585,530	1,692,553
Continental Airlines, Inc. 5.983% 10/19/23	3,414,990	3,654,757
US Airways, Inc. 7.125% 4/22/25	1,124,512	1,253,718

		7,595,605

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 2.943% 1/08/19	1,000,000	1,000,212
General Motors Co. 3.500% 10/02/18	1,110,000	1,111,626
General Motors Co. 4.875% 10/02/23	150,000	156,527
General Motors Financial Co., Inc. 2.400% 5/09/19	335,000	333,312
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,388,491

		3,990,168

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	198,000	190,470

Banks — 10.2%
Bank of America Corp. VRN (b) 2.738% 1/23/22	2,180,000	2,149,347
Bank of America Corp. VRN (b) 3.093% 10/01/25	1,395,000	1,341,138
Bank of America Corp. VRN (b) 3.970% 3/05/29	1,000,000	1,002,585

	Principal Amount	Value
Bank of America Corp. 5.650% 5/01/18	$7,815,000	$7,834,690
Bank of America Corp. 7.625% 6/01/19	2,000,000	2,106,786
The Bank of New York Mellon Corp. 2.300% 9/11/19	2,000,000	1,984,576
Capital One NA 2.350% 8/17/18	2,025,000	2,022,720
Citigroup, Inc. 1.750% 5/01/18	1,000,000	999,360
Citigroup, Inc. 2.050% 12/07/18	2,000,000	1,992,531
Citigroup, Inc. 2.150% 7/30/18	3,075,000	3,070,007
Citigroup, Inc. 2.500% 9/26/18	4,500,000	4,498,654
Citigroup, Inc. 2.500% 7/29/19	1,000,000	995,934
Discover Bank 4.200% 8/08/23	2,120,000	2,162,439
The Goldman Sachs Group, Inc. 2.550% 10/23/19	2,000,000	1,989,140
The Goldman Sachs Group, Inc. VRN (b) 3.272% 9/29/25	2,320,000	2,233,351
The Goldman Sachs Group, Inc. VRN (b) 3.814% 4/23/29	870,000	852,839
The Goldman Sachs Group, Inc. 3.850% 7/08/24	1,150,000	1,155,268
The Goldman Sachs Group, Inc. 3.850% 1/26/27	4,055,000	4,003,970
The Goldman Sachs Group, Inc. 6.150% 4/01/18	2,000,000	2,000,000
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,000,000	1,040,234
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.155%, VRN 3.220% 3/01/25	1,000,000	974,791
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.337%, VRN 3.782% 2/01/28	2,000,000	1,987,997
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,159,302
JP Morgan Chase Bank NA FRN (b) 2.070% 2/13/20	3,460,000	3,460,078
JP Morgan Chase Bank NA VRN (b) 2.604% 2/01/21	3,485,000	3,466,060
Lloyds Banking Group PLC VRN (b) 2.907% 11/07/23	910,000	877,265
Morgan Stanley 2.375% 7/23/19	2,000,000	1,985,497

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 3 mo. USD LIBOR + .930%, FRN 2.675% 7/22/22	$3,000,000	$3,011,370
Morgan Stanley 5.500% 7/24/20	1,350,000	1,418,050
PNC Bank NA 2.500% 1/22/21	2,180,000	2,148,171
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,981,152
Wells Fargo & Co. 3.000% 4/22/26	1,345,000	1,262,753
Wells Fargo & Co. 3.550% 9/29/25	75,000	73,627
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	3,000,000	2,927,341
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,471,649
Wells Fargo Bank NA 2.150% 12/06/19	3,010,000	2,977,578
Wells Fargo Bank NA 2.400% 1/15/20	4,000,000	3,967,019

		87,585,269

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	1,440,000	1,553,056
Constellation Brands, Inc. 3.875% 11/15/19	1,500,000	1,520,229

		3,073,285

Biotechnology — 0.5%
Amgen, Inc. 4.663% 6/15/51	1,500,000	1,548,402
Celgene Corp. 3.875% 8/15/25	676,000	669,723
Celgene Corp. 4.625% 5/15/44	160,000	159,563
Celgene Corp. 5.000% 8/15/45	500,000	520,905
Gilead Sciences, Inc. 4.150% 3/01/47	1,345,000	1,316,994

		4,215,587

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	450,000	451,688
Valvoline, Inc. 5.500% 7/15/24	450,000	461,812

		913,500

Commercial Services — 0.1%
IHS Markit Ltd. (a) 4.000% 3/01/26	124,000	119,040

	Principal Amount	Value
IHS Markit Ltd. (a) 5.000% 11/01/22	$335,000	$347,563

		466,603

Computers — 0.1%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	1,000,000	1,004,523

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc. (a) 4.625% 5/15/21	220,000	218,900
First Quality Finance Co., Inc. (a) 5.000% 7/01/25	416,000	398,320

		617,220

Diversified Financial Services — 1.3%
Air Lease Corp 4.750% 3/01/20	1,465,000	1,506,170
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,548,000	2,490,799
International Lease Finance Corp. (a) 7.125% 9/01/18	3,911,000	3,976,137
Protective Life Global Funding 3 mo. USD LIBOR + .550%, FRN (a) 2.597% 6/08/18	2,000,000	2,001,111
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,480,765

		11,454,982

Electric — 1.2%
AEP Texas, Inc. (a) 3.850% 10/01/25	2,000,000	2,037,596
Ameren Illinois Co. 3.700% 12/01/47	480,000	463,582
Duke Energy Carolinas LLC 3.700% 12/01/47	738,000	711,449
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,245,446
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	600,000	688,588
Metropolitan Edison Co. (a) 4.000% 4/15/25	985,000	993,773
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,049,145
NextEra Energy Operating Partners LP (a) 4.500% 9/15/27	275,000	259,187
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,070,671

		10,519,437

Electronics — 0.0%
Itron, Inc. (a) 5.000% 1/15/26	270,000	266,031

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	$450,000	$456,750

Environmental Controls — 0.1%
Republic Services, Inc. 3.375% 11/15/27	450,000	434,266

Foods — 0.6%
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	916,985
Kraft Heinz Foods Co. 5.200% 7/15/45	1,750,000	1,778,564
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	350,000	346,937
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	1,500,000	1,431,418
Pilgrim’s Pride Corp. (a) 5.875% 9/30/27	319,000	300,594
Post Holdings, Inc. (a) 5.000% 8/15/26	445,000	422,750

		5,197,248

Gas — 0.2%
KeySpan Gas East Corp. (a) 5.819% 4/01/41	1,337,000	1,682,999

Health Care – Products — 0.4%
Abbott Laboratories 2.350% 11/22/19	1,418,000	1,405,779
Becton Dickinson and Co. FRN (b) 2.944% 12/29/20	1,750,000	1,751,853
Hill-Rom Holdings, Inc. (a) 5.750% 9/01/23	400,000	414,000
Teleflex, Inc. 4.625% 11/15/27	226,000	217,527

		3,789,159

Health Care – Services — 1.7%
Aetna, Inc. 1.700% 6/07/18	2,600,000	2,597,128
Anthem, Inc. 3.500% 8/15/24	2,000,000	1,961,204
Centene Corp. 4.750% 1/15/25	710,000	692,250
Centene Corp. 5.625% 2/15/21	100,000	102,750
CHS/Community Health Systems, Inc. 6.250% 3/31/23	250,000	230,313
Cigna Corp. 3.050% 10/15/27	1,395,000	1,279,998
DaVita, Inc. 5.000% 5/01/25	213,000	205,875

	Principal Amount	Value
Fresenius Medical Care US Finance II, Inc. (a) 5.625% 7/31/19	$2,530,000	$2,610,859
HCA, Inc. 6.500% 2/15/20	1,500,000	1,573,125
Molina Healthcare, Inc. (a) 4.875% 6/15/25	190,000	177,175
Molina Healthcare, Inc. STEP 5.375% 11/15/22	176,000	173,800
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	1,888,098
Tenet Healthcare Corp. 4.375% 10/01/21	180,000	176,850
Tenet Healthcare Corp. (a) 4.625% 7/15/24	240,000	230,700
WellCare Health Plans, Inc. 5.250% 4/01/25	520,000	521,950

		14,422,075

Household Products & Wares — 0.1%
Central Garden & Pet Co. 6.125% 11/15/23	450,000	469,687
Central Garden & Pet Co. 5.125% 2/01/28	91,000	86,450

		556,137

Insurance — 1.1%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	1,890,000
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	3,290,000	3,413,375
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	3,895,000

		9,198,375

Internet — 0.2%
Amazon.com, Inc. (a) 2.800% 8/22/24	1,390,000	1,348,723
Zayo Group LLC/Zayo Capital, Inc. (a) 5.750% 1/15/27	256,000	250,240

		1,598,963

Media — 1.0%
21st Century Fox America, Inc. 6.900% 3/01/19	2,000,000	2,072,955
Altice US Finance I Corp. (a) 5.375% 7/15/23	600,000	607,800
Altice US Finance I Corp. (a) 5.500% 5/15/26	200,000	195,480

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CBS Corp. (a) 3.700% 6/01/28	$1,020,000	$971,527
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.000% 2/01/28	514,000	481,875
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	124,000	117,725
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	3,200,000	2,940,595
CSC Holdings LLC (a) 5.500% 4/15/27	300,000	287,250
CSC Holdings LLC 8.625% 2/15/19	233,000	243,059
DISH DBS Corp. 5.875% 7/15/22	200,000	191,250
DISH DBS Corp. 6.750% 6/01/21	260,000	261,625

		8,371,141

Miscellaneous — Manufacturing — 0.3%
General Electric Co. 5.875% 1/14/38	716,000	834,272
Siemens Financierings NV (a) 1.700% 9/15/21	1,575,000	1,503,931

		2,338,203

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	959,734
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	366,705
Diamondback Energy, Inc. 4.750% 11/01/24	282,000	278,828
EQT Corp. 3.900% 10/01/27	1,395,000	1,334,529
Newfield Exploration Co. 5.375% 1/01/26	351,000	362,407
Newfield Exploration Co. 5.625% 7/01/24	175,000	184,625
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,099,434
Parsley Energy LLC/Parsley Finance Corp. (a) 5.250% 8/15/25	180,000	178,425
Parsley Energy LLC/Parsley Finance Corp. (a) 5.625% 10/15/27	270,000	270,000

		5,034,687

	Principal Amount	Value
Packaging & Containers — 0.3%
Ball Corp. 4.875% 3/15/26	$200,000	$200,520
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% 9/30/26	450,000	416,250
Multi-Color Corp. (a) 4.875% 11/01/25	500,000	467,500
OI European Group BV (a) 4.000% 3/15/23	450,000	428,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 mo. USD LIBOR + 3.500%, FRN (a) 5.222% 7/15/21	665,000	673,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	261,659	264,930

		2,451,137

Pharmaceuticals — 1.4%
AbbVie, Inc. 4.700% 5/14/45	1,000,000	1,031,219
Allergan Funding SCS 3.800% 3/15/25	1,130,000	1,110,094
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,182,704
Bayer US Finance LLC (a) 2.375% 10/08/19	1,800,000	1,784,428
CVS Health Corp. 4.000% 12/05/23	900,000	910,577
CVS Health Corp. 5.050% 3/25/48	1,720,000	1,809,073
Novartis Capital Corp. 4.400% 5/06/44	750,000	820,829
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	2,500,000	2,458,740
Valeant Pharmaceuticals International (a) 9.250% 4/01/26	112,000	111,574
Valeant Pharmaceuticals International, Inc. (a) 5.500% 11/01/25	194,000	188,859
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	291,000	256,805
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	388,350

		12,053,252

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.4%
Cheniere Corpus Christi Holdings LLC (a) 5.125% 6/30/27	$150,000	$148,875
Energy Transfer Equity LP 5.875% 1/15/24	250,000	258,125
Energy Transfer Partners LP 3.600% 2/01/23	790,000	770,074
Energy Transfer Partners LP 5.950% 10/01/43	750,000	753,445
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	843,817
Kinder Morgan Energy Partners LP 3.500% 9/01/23	2,000,000	1,955,905
Kinder Morgan Energy Partners LP 4.250% 9/01/24	345,000	346,836
Kinder Morgan, Inc. 5.550% 6/01/45	1,000,000	1,049,458
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	1,000,000	1,005,998
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,108,000	1,116,421
Sunoco Logistics Partners Operations LP 5.400% 10/01/47	950,000	905,033
Williams Partners LP 3.600% 3/15/22	1,000,000	995,474
Williams Partners LP 4.000% 9/15/25	1,600,000	1,574,265

		11,723,726

Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,083,521
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,003,634
American Tower Corp. 3.000% 6/15/23	720,000	695,392
American Tower Corp. 3.400% 2/15/19	1,050,000	1,053,746
Crown Castle International Corp. 3.150% 7/15/23	875,000	847,503
HCP, Inc. 4.000% 12/01/22	500,000	509,912
HCP, Inc. 4.250% 11/15/23	2,570,000	2,630,912
Highwoods Realty LP 7.500% 4/15/18	1,476,000	1,478,323
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	450,000	463,500

	Principal Amount	Value
SBA Communications Corp. (a) 4.000% 10/01/22	$424,000	$405,980
SBA Communications Corp. 4.875% 9/01/24	283,000	277,340
SL Green Operating Partnership LP 3.250% 10/15/22	1,000,000	975,272
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,052,288
Ventas Realty LP 3.850% 4/01/27	1,000,000	978,147
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.250% 10/05/20	1,500,000	1,501,780
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,316,102

		19,273,352

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (a) 4.250% 5/15/24	647,000	618,856
Cumberland Farms, Inc. (a) 6.750% 5/01/25	250,000	260,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 4.750% 6/01/27	300,000	288,750
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	2,500,000	2,487,837

		3,655,443

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.375% 1/15/20	1,760,000	1,735,443
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	500,000	505,000

		2,240,443

Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (a) 5.750% 3/01/25	263,000	260,778
First Data Corp. (a) 5.000% 1/15/24	390,000	390,000
MSCI, Inc. (a) 4.750% 8/01/26	180,000	178,200

		828,978

Telecommunications — 1.8%
AT&T, Inc. 4.750% 5/15/46	1,400,000	1,359,742
AT&T, Inc. 4.800% 6/15/44	3,050,000	2,976,999
AT&T, Inc. 5.250% 3/01/37	1,875,000	1,983,515

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA (a) 9.750% 7/15/25	$454,000	$423,923
Level 3 Financing, Inc. 5.250% 3/15/26	450,000	424,125
SoftBank Group Corp. (a) 4.500% 4/15/20	270,000	275,346
Sprint Communications, Inc. (a) 9.000% 11/15/18	821,000	846,656
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC STEP (a) 3.360% 3/20/23	1,181,250	1,173,867
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a) 4.738% 3/20/25	1,715,000	1,721,431
Verizon Communications, Inc. 4.500% 8/10/33	1,395,000	1,412,190
Verizon Communications, Inc. 4.862% 8/21/46	2,665,000	2,689,457

		15,287,251

TOTAL CORPORATE DEBT (Cost $260,861,834)		258,361,421

MUNICIPAL OBLIGATIONS — 1.8%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008% 8/01/27	1,500,000	1,685,145
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	10,707,200
New York State Dormitory Authority 5.051% 9/15/27	600,000	667,176
State of California 7.950% 3/01/36	2,100,000	2,299,437

		15,358,958

TOTAL MUNICIPAL OBLIGATIONS (Cost $14,918,691)		15,358,958

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Commercial MBS — 1.1%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A (a) 2.808% 4/10/28	900,000	898,045
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,302,012

	Principal Amount	Value
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	$1,280,000	$1,274,158
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) (b) 3.611% 8/10/49	1,340,000	1,358,182
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	1,240,000	1,299,654
Core Industrial Trust, Series 2015-CALW, Class A (a) 3.040% 2/10/34	860,000	857,694
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,276,968
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) (b) 3.834% 1/13/32	1,320,000	1,337,649

		9,604,362

Home Equity ABS — 1.8%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 2.062% 5/25/37	859,089	917,963
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200%, FRN 2.072% 7/25/36	3,053,436	3,034,831
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 3.072% 10/25/33	4,083,097	4,080,707
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .220%, FRN 2.092% 1/25/36	4,097,179	4,022,207
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 2.272% 12/25/35	3,368,893	3,369,346

		15,425,054

Other ABS — 2.1%
Babson CLO Ltd., Series 2013-IA, Class AR, FRN (a) (b) 2.545% 1/20/28	3,650,000	3,649,971
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 2.022% 5/25/36	398,193	395,995

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 2.032% 1/25/34	$300,367	$298,133
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 2.727% 8/25/34	816,490	811,628
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 2.232% 10/25/35	1,254,174	1,190,447
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 2.672% 10/25/35	592,531	579,793
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 3.052% 4/15/27	3,630,000	3,648,466
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 2.162% 2/25/36	5,459,895	5,167,172
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .720%, FRN 2.592% 10/25/35	2,117,084	2,116,627

		17,858,232

Student Loans ABS — 5.4%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 7/25/56	3,204,699	3,227,127
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 4/26/32	4,100,000	4,026,863
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170%, FRN 2.114% 5/28/30	1,972,879	1,970,721
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600%, FRN 2.472% 5/27/49	7,680,000	7,679,994
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 2.472% 9/25/47	4,369,065	4,386,960

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 2.285% 9/15/39	$7,720,000	$7,439,349
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160%, FRN 2.285% 3/15/55	7,380,000	7,008,767
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 3.595% 7/25/73	3,735,000	3,849,619
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.995% 10/25/83	3,630,000	3,742,580
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%, FRN (a) 1.915% 4/25/40	3,300,000	3,186,280

		46,518,260

WL Collateral CMO — 3.8%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN (b) 3.309% 5/25/35	2,192,818	2,071,296
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN (b) 3.762% 3/25/36	15,588	15,344
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, VRN (b) 3.346% 11/25/35	4,044,490	3,837,835
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%, FRN 2.008% 11/19/36	4,697,971	4,142,368
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 1 mo. LIBOR + .200%, FRN 2.008% 8/19/37	4,676,760	3,935,615
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, VRN (b) 3.563% 8/25/35	1,008,967	1,011,907
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN (b) 3.216% 4/25/34	2,085,828	2,090,505
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.951% 6/26/47	3,941,083	3,814,760

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 2.057% 8/25/36	$1,251,673	$1,096,761
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 2.182% 1/25/45	1,973,950	1,963,254
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	4,420,056	2,977,478
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN (b) 3.807% 2/25/34	818,310	828,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, VRN (b) 4.052% 4/25/37	3,192,565	3,128,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	1,134,331	1,119,454

		32,032,899

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $118,271,129)		121,438,807

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.1%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ05, Class A1 1.418% 5/25/21	3,520,026	3,447,299
Series KS02, Class A 1 mo. LIBOR + .380%, FRN 2.050% 8/25/23	2,750,798	2,752,201
Series S8FX, Class A2 3.291% 3/25/27	3,955,000	3,889,278

		10,088,778

Pass-Through Securities — 28.9%
Federal Home Loan Mortgage Corp.
Pool #G18622 2.500% 12/01/31	4,630,474	4,541,663
Pool #G18596 3.000% 4/01/31	971,352	972,907
Pool #G08710 3.000% 6/01/46	238,961	233,678

	Principal Amount	Value
Pool #G08715 3.000% 8/01/46	$4,942,142	$4,828,241
Pool #G08721 3.000% 9/01/46	669,310	653,885
Pool #G08726 3.000% 10/01/46	8,977,774	8,770,864
Pool #G08732 3.000% 11/01/46	6,129,810	5,988,537
Pool #G08741 3.000% 1/01/47	3,731,800	3,642,295
Pool #G08747 3.000% 2/01/47	1,213,046	1,183,952
Pool #G07848 3.500% 4/01/44	9,584,458	9,705,386
Pool #G07924 3.500% 1/01/45	3,835,914	3,872,924
Pool #G60138 3.500% 8/01/45	6,192,385	6,259,872
Pool #G08711 3.500% 6/01/46	4,828,472	4,852,426
Pool #G08716 3.500% 8/01/46	6,854,278	6,886,140
Pool #G67703 3.500% 4/01/47	4,661,920	4,696,702
Pool #G67706 3.500% 12/01/47	1,124,910	1,132,951
Pool #G67707 3.500% 1/01/48	3,783,901	3,816,862
Pool #G67708 3.500% 3/01/48	8,538,402	8,588,765
Pool #G67709 3.500% 3/01/48	7,075,000	7,125,575
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	2,200,000	2,147,360
Pool #AN2275 2.680% 8/01/28	2,940,000	2,789,780
Pool #AN1609 2.950% 5/01/31	2,247,805	2,165,829
Pool #MA3029 3.000% 6/01/32	1,068,716	1,068,591
Pool #MA1607 3.000% 10/01/33	4,845,284	4,838,091
Pool #AN1282 3.010% 4/01/28	820,000	799,350
Pool #AN6128 3.270% 7/01/32	1,880,000	1,849,118
Pool #466386 3.430% 10/01/20	2,850,460	2,890,744
Pool #AN0877 3.500% 2/01/31	963,990	969,703
Pool #AB4262 3.500% 1/01/32	3,934,618	4,016,384
Pool #MA1148 3.500% 8/01/42	8,561,261	8,636,171

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3305 3.500% 3/01/48	$3,300,445	$3,309,212
Pool #MA3332 3.500% 4/01/48	8,625,000	8,647,910
Pool #AM7122 3.610% 11/01/34	1,867,346	1,891,964
Pool #AM4407 3.650% 9/01/23	1,890,394	1,946,702
Pool #MA2995 4.000% 5/01/47	3,218,071	3,305,562
Pool #AS9830 4.000% 6/01/47	2,722,441	2,800,498
Pool #MA3027 4.000% 6/01/47	2,718,512	2,792,422
Pool #AS9972 4.000% 7/01/47	2,357,940	2,424,810
Pool #MA3058 4.000% 7/01/47	4,631,779	4,754,810
Pool #FN0003 4.283% 1/01/21	2,444,715	2,536,338
Pool #468066 4.295% 6/01/21	4,064,440	4,235,235
Pool #AL9106 4.500% 2/01/46	1,036,932	1,089,427
Federal National Mortgage Association TBA
Pool #5650 3.000% 9/30/29 (c)	4,835,000	4,829,334
Pool #6237 3.000% 4/30/44 (c)	4,500,000	4,389,258
Pool #1058 3.500% 11/30/44 (c)	9,325,000	9,344,670
Pool #11192 4.000% 5/30/44 (c)	2,080,000	2,134,275
Pool #20567 4.500% 3/30/42 (c)	15,725,000	16,464,566
Government National Mortgage Association
Pool #MA4719 3.500% 9/20/47	8,542,572	8,631,334
Pool #MA4838 4.000% 11/20/47	2,685,832	2,765,673
Pool #MA4264 4.500% 2/20/47	1,076,554	1,120,457
Pool #MA4512 4.500% 6/20/47	10,403,161	10,856,673
Pool #MA4588 4.500% 7/20/47	957,457	997,999
Pool #MA3666 5.000% 5/20/46	113,177	119,048
Pool #MA3806 5.000% 7/20/46	721,246	762,041
Pool #MA4072 5.000% 11/20/46	142,460	154,364

	Principal Amount	Value
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	$6,480,527	$6,391,926
Pool #MA4127 3.500% 12/20/46	4,271,643	4,320,032
Pool #MA4382 3.500% 4/20/47	909,934	919,389
Pool #MA4454 5.000% 5/20/47	3,814,525	4,012,403
Government National Mortgage Association II TBA
Pool #587 3.000% 3/30/45 (c)	5,045,000	4,963,807
Pool #304 3.500% 6/30/45 (c)	2,910,000	2,937,963
Pool #1235 4.000% 3/02/45 (c)	2,575,000	2,647,020

		248,421,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $264,519,783)		258,510,646

U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bonds & Notes — 26.3%
U.S. Treasury Bond 3.000% 2/15/48	57,415,000	57,741,324
U.S. Treasury Inflation Index 1.000% 2/15/48	3,099,284	3,179,502
U.S. Treasury Note 2.250% 3/31/20	3,830,000	3,828,205
U.S. Treasury Note 2.250% 11/15/27	28,215,000	27,027,710
U.S. Treasury Note 2.375% 1/31/23	46,705,000	46,324,153
U.S. Treasury Note 2.500% 3/31/23	4,575,000	4,561,060
U.S. Treasury Note 2.625% 2/28/23	69,750,000	69,967,285
U.S. Treasury Note 2.750% 2/15/28	13,430,000	13,436,296

		226,065,535

TOTAL U.S. TREASURY OBLIGATIONS (Cost $223,813,816)		226,065,535

TOTAL BONDS & NOTES (Cost $882,385,253)		879,735,367

TOTAL LONG-TERM INVESTMENTS (Cost $882,385,253)		879,735,367

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$36,000,209	$36,000,209

U.S. Treasury Bill — 1.5%
U.S. Treasury Bill 0.000% 4/26/18	12,459,000	12,445,752
U.S. Treasury Bill (e) 0.000% 6/14/18	708,000	705,620

		13,151,372

TOTAL SHORT-TERM INVESTMENTS (Cost $49,153,191)		49,151,581

TOTAL INVESTMENTS — 108.2% (Cost $931,538,444) (f)		928,886,948

Other Assets/(Liabilities) — (8.2)%		(70,394,757)

NET ASSETS — 100.0%		$858,492,191

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $90,923,069 or 10.59% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Maturity value of $36,003,169. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $36,722,956.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	06/20/18	22	$3,373,784	$156,529
U.S. Treasury Note 2 Year	06/29/18	490	104,135,950	42,644
U.S. Treasury Note 5 Year	06/29/18	372	42,363,220	216,249

				$415,422

Future Contract — Short
Euro-BOBL	06/07/18	112	$(14,599,595)	$(123,543)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII 7.542%, 3 mo. USD LIBOR + 6.370%, VRN 8.137%	4,650	$126,434

TOTAL PREFERRED STOCK (Cost $125,608)		126,434

TOTAL EQUITIES (Cost $125,608)		126,434

	Principal Amount
BONDS & NOTES — 110.6%

BANK LOANS — 6.7%
Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan 1 mo. LIBOR + 2.000%, VRN 3.777% 12/14/23	$128,700	128,781
American Airlines, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.000%, VRN 3.875% 6/26/20	610,197	610,960

		739,741

Auto Parts & Equipment — 0.1%
American Axle and Manufacturing, Inc., Term Loan B 1 mo. LIBOR + 2.250%, VRN 4.130% 4/06/24	760,137	763,466

Building Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B 0.000% 10/31/23	190,000	190,148
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.377% 10/31/23	732,140	733,157
Beacon Roofing Supply, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.250%, VRN 3.936% 1/02/25	754,000	757,235
Quikrete Holdings, Inc., 2016 1st Lien Term Loan 1 mo. LIBOR + 2.750%, VRN 4.627% 11/15/23	788,653	791,698

		2,472,238

	Principal Amount	Value
Commercial Services — 0.7%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 1 mo. LIBOR + 2.250%, VRN 4.072% 4/03/22	$734,972	$735,200
Brickman Group Ltd., 1st Lien Term Loan 1 mo. LIBOR + 3.000%, VRN 4.808% 12/18/20	123,812	124,445
Jaguar Holding Co. II, 2017 Term Loan 3 mo. LIBOR + 2.500%, VRN 0.000% 8/18/22	745,199	747,450
Parexel International Corp., Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 9/27/24	259,348	259,348
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan 1 mo. LIBOR + 2.750%, VRN 4.627% 5/02/22	784,178	789,706
ServiceMaster Co., 2016 Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.377% 11/08/23	259,343	260,085
Trans Union LLC, Term Loan B3 1 mo. LIBOR + 2.000%, VRN 3.877% 4/10/23	776,374	778,152

		3,694,386

Computers — 0.2%
Dell, Inc., 2017 Term Loan A2 1 mo. LIBOR + 1.750%, VRN 3.630% 9/07/21	380,188	379,952
Dell, Inc., 2017 1st Lien Term Loan 1 mo. LIBOR + 2.000%, VRN 3.880% 9/07/23	419,025	419,373
Western Digital Corp., 2017 Term Loan B3 1 mo. LIBOR + 2.000%, VRN 3.877% 4/29/23	216,010	217,051

		1,016,376

Electric — 0.0%
TEX Operations Co. LLC, Exit Term Loan C 1 mo. LIBOR + 2.500%, VRN 4.377% 8/04/23	6,021	6,058
TEX Operations Co. LLC, Exit Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.377% 8/04/23	33,893	34,100

		40,158

Entertainment — 0.2%
Aristocrat Leisure Ltd., 2017 Incremental Term Loan 0.000% 10/19/24	59,850	60,074
Aristocrat Leisure Ltd., 2017 Term Loan B2 3 mo. LIBOR + 2.000%, VRN 3.745% 10/20/21	35,514	35,677

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Scientific Games International, Inc., 2018 Term Loan B5 2 mo. LIBOR + 2.750%, VRN 4.722% 8/14/24	$800,756	$803,303

		899,054

Food Service — 0.1%
Aramark Services, Inc., 2017 Term Loan B1 1 mo. LIBOR + 2.000%, VRN 3.877% 3/11/25	788,025	792,950

Foods — 0.2%
Post Holdings, Inc., 2017 Series A Incremental Term Loan 1 mo. LIBOR + 2.000%, VRN 3.880% 5/24/24	794,179	795,370

Health Care – Services — 0.3%
DaVita HealthCare Partners, Inc., Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 6/24/21	305,243	307,724
HCA, Inc. ., 2018 Term Loan B10 1 mo. LIBOR + 2.000%, VRN 3.877% 3/07/25	560,346	564,459
MPH Acquisition Holdings LLC, 2016 Term Loan B 3 mo. LIBOR + 2.750%, VRN 5.052% 6/07/23	749,370	752,367

		1,624,550

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B6 3 mo. LIBOR + 2.000%, VRN 4.302% 3/27/23	33,670	33,809

Lodging — 0.7%
Boyd Gaming Corp., Term Loan B3 1 Week LIBOR + 2.500%, VRN 4.236% 9/15/23	331,403	332,911
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 12/22/24	679,298	683,618
CityCenter Holdings LLC, 2017 Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.377% 4/18/24	365,512	366,931
Four Seasons Hotels Ltd., New 1st Lien Term Loan 1 mo. LIBOR + 2.000%, VRN 3.877% 11/30/23	516,098	518,679
Golden Nugget, Inc., 2017 Incremental Term Loan 2 mo. LIBOR + 3.250%, VRN 4.900% 10/04/23	696,410	702,420

	Principal Amount	Value
Hilton Worldwide Finance LLC, Term Loan B2 1 mo. LIBOR + 2.000%, VRN 3.872% 10/25/23	$802,827	$806,689
Las Vegas Sands LLC, 2018 Term Loan B 0.000% 3/27/25	80,000	80,127
Wyndham Hotels & Resorts, Inc., Term Loan B 0.000% 3/28/25	160,000	160,400

		3,651,775

Manufacturing — 0.1%
Generac Power Systems, Inc., 2017 1st Lien Term Loan B 0.000% 5/31/23	316,000	316,711

Media — 0.8%
CBS Radio, Inc., 2017 Term Loan B 3 mo. LIBOR + 2.750%, VRN 4.623% 11/17/24	764,085	767,111
Charter Communications Operating LLC, 2017 Term Loan B 1 mo. LIBOR + 2.000%, VRN 3.880% 4/30/25	801,484	804,153
CSC Holdings LLC, 2017 1st Lien Term Loan 1 mo. LIBOR + 2.250%, VRN 4.036% 7/17/25	65,296	65,065
Numericable Group SA, USD Term Loan B12 3 mo. LIBOR + 3.000%, VRN 4.720% 1/31/26	549,623	533,134
Sinclair Television Group, Inc., 2017 Term Loan B 0.000% 12/12/24	790,000	792,962
Unitymedia Finance LLC, USD Term Loan D 1 mo. LIBOR + 2.250%, VRN 4.027% 1/15/26	460,000	459,296
Univision Communications, Inc., Term Loan C5 1 mo. LIBOR + 2.750%, VRN 4.627% 3/15/24	795,233	781,651
Ziggo Secured Finance Partnership, USD Term Loan E 1 mo. LIBOR + 2.500%, VRN 4.277% 4/15/25	298,250	295,983

		4,499,355

Packaging & Containers — 0.3%
Berry Global, Inc., Term Loan R 1 mo. LIBOR + 2.000%, VRN 3.740% 1/19/24	346,500	347,675
Berry Global, Inc., Term Loan Q 1 mo. LIBOR + 2.000%, VRN 3.877% 10/01/22	720,629	723,785

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds Group Holdings, Inc., USD 2017 Term Loan 1 mo. LIBOR + 2.750%, VRN 4.627% 2/05/23	$794,116	$797,801

		1,869,261

Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc., USD Term Loan B 1 mo. LIBOR + 2.250%, VRN 4.127% 5/20/24	479,111	480,578
Change Healthcare Holdings, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 3/01/24	1,092,269	1,094,596
Valeant Pharmaceuticals International, Inc., Term Loan B Series F4 1 mo. LIBOR + 3.500%, VRN 5.240% 4/01/22	431,313	435,708

		2,010,882

Real Estate Investment Trusts (REITS) — 0.3%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B 1 mo. LIBOR + 2.000%, VRN 3.877% 4/25/23	792,634	794,243
Realogy Corp., 2018 Term Loan B 1 mo. LIBOR + 2.250%, VRN 3.961% 2/08/25	508,725	511,187
VICI Properties 1 LLC, Replacement Term Loan B 1 mo. LIBOR + 2.000%, VRN 3.854% 12/20/24	446,364	447,574

		1,753,004

Retail — 0.6%
1011778 B.C. ULC, Term Loan B3 1 mo. LIBOR + 2.250%, VRN 4.552% 2/16/24	748,426	748,583
Academy, Ltd., 2015 Term Loan B 3 mo. LIBOR + 4.000%, VRN 5.664% 7/01/22	302,819	240,741
Albertsons LLC, USD 2017 Term Loan B4 1 mo. LIBOR + 2.750%, VRN 4.627% 8/25/21	437,205	431,591
Albertsons LLC, USD 2017 Term Loan B6 3 mo. LIBOR + 3.000%, VRN 4.956% 6/22/23	405,982	400,400
Michaels Stores, Inc., 2016 Term Loan B1 1 mo. LIBOR + 2.750%, VRN 4.627% 1/30/23	646,281	649,111
Party City Holdings, Inc., 2018 Term Loan B 3 mo. LIBOR + 2.750%, VRN 4.487% 8/19/22	413,290	414,584

	Principal Amount	Value
Petco Animal Supplies, Inc., 2017 Term Loan B 3 mo. LIBOR + 3.000%, VRN 4.772% 1/26/23	$275,580	$201,328
PetSmart, Inc., Term Loan B2 1 mo. LIBOR + 3.000%, VRN 4.680% 3/11/22	438,664	351,081

		3,437,419

Semiconductors — 0.1%
ON Semiconductor Corp., 2017 1st Lien Term Loan 1 mo. LIBOR + 2.000%, VRN 3.877% 3/31/23	485,456	487,519

Software — 0.2%
First Data Corp., 2024 USD Term Loan 1 mo. LIBOR + 2.250%, VRN 4.122% 4/26/24	803,624	804,532
MA FinanceCo. LLC, USD Term Loan B3 1 mo. LIBOR + 2.750%, VRN 4.627% 6/21/24	11,995	11,853
Seattle Spinco, Inc., USD Term Loan B3 1 mo. LIBOR + 2.750%, VRN 4.627% 6/21/24	81,005	80,043

		896,428

Telecommunications — 0.5%
CenturyLink, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 1/31/25	588,525	578,349
Level 3 Financing, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.250%, VRN 4.111% 2/22/24	786,000	787,352
Sprint Communications, Inc., 1st Lien Term Loan B 1 mo. LIBOR + 2.500%, VRN 4.438% 2/02/24	141,286	141,227
UPC Financing Partnership, USD Term Loan AR 1 mo. LIBOR + 2.500%, VRN 4.277% 1/15/26	590,000	591,475
Virgin Media Bristol LLC, 2017 USD Term Loan 1 mo. LIBOR + 2.500%, VRN 4.277% 1/15/26	788,737	792,602

		2,891,005

Transportation — 0.3%
Air Medical Group Holdings, Inc., 2018 Term Loan B1 1 mo. LIBOR + 3.250%, VRN 4.936% 4/28/22	383,879	385,211
Flying Fortress, Inc., 2018 Term Loan B 3 mo. LIBOR + 1.750%, VRN 4.052% 10/30/22	350,000	351,239

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
XPO Logistics, Inc., 2018 Term Loan B 3 mo. LIBOR + 2.000%, VRN 3.920% 2/24/25	$906,076	$908,912

		1,645,362

TOTAL BANK LOANS (Cost $36,648,930)		36,330,819

CORPORATE DEBT — 30.3%
Aerospace & Defense — 0.4%
Boeing Capital Corp. 4.700% 10/27/19	150,000	154,927
The Boeing Co. 4.875% 2/15/20	10,000	10,428
The Boeing Co. 6.000% 3/15/19	130,000	134,076
Harris Corp. 5.054% 4/27/45	80,000	88,224
Lockheed Martin Corp. 3.550% 1/15/26	350,000	347,080
Lockheed Martin Corp. 4.500% 5/15/36	60,000	63,656
Northrop Grumman Corp. 2.930% 1/15/25	210,000	201,354
Northrop Grumman Corp. 3.250% 1/15/28	730,000	696,809
Raytheon Co. 3.125% 10/15/20	120,000	120,719
United Technologies Corp. 4.500% 6/01/42	100,000	101,580

		1,918,853

Agriculture — 0.7%
Altria Group, Inc. 2.850% 8/09/22	160,000	156,660
Altria Group, Inc. 4.750% 5/05/21	290,000	303,122
Altria Group, Inc. 9.250% 8/06/19	180,000	195,114
BAT Capital Corp. (a) 3.557% 8/15/27	1,220,000	1,168,561
BAT Capital Corp. (a) 4.540% 8/15/47	430,000	425,376
Philip Morris International, Inc. 1.875% 11/01/19	610,000	601,717
Philip Morris International, Inc. 2.500% 8/22/22	80,000	77,395
Philip Morris International, Inc. 2.500% 11/02/22	350,000	338,087
Philip Morris International, Inc. 2.900% 11/15/21	240,000	237,795
Philip Morris International, Inc. 4.500% 3/20/42	80,000	82,834

	Principal Amount	Value
Reynolds American, Inc. 3.250% 6/12/20	$65,000	$65,006
Reynolds American, Inc. 5.850% 8/15/45	190,000	222,269
Reynolds American, Inc. 8.125% 6/23/19	10,000	10,614

		3,884,550

Airlines — 0.0%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	163,204	180,275

Auto Manufacturers — 0.3%
BMW US Capital LLC (a) 1.850% 9/15/21	60,000	57,531
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	201,518
Ford Motor Co. 4.750% 1/15/43	140,000	127,669
Ford Motor Credit Co. LLC 3.200% 1/15/21	200,000	198,353
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	454,695
General Motors Co. 5.150% 4/01/38	40,000	39,872
General Motors Co. 6.250% 10/02/43	300,000	329,490
General Motors Financial Co., Inc. 2.450% 11/06/20	110,000	107,517
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,005
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	29,753
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,168
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	82,231

		1,658,802

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	80,000	77,800

Banks — 7.9%
Bank of America Corp. VRN (a) (b) 3.004% 12/20/23	270,000	264,832
Bank of America Corp. 3.300% 1/11/23	90,000	89,737
Bank of America Corp. VRN (a) (b) 3.419% 12/20/28	770,000	737,581
Bank of America Corp. 3.500% 4/19/26	290,000	284,930
Bank of America Corp. VRN (b) 3.550% 3/05/24	470,000	471,942

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3 mo. USD LIBOR + 1.370%, VRN 3.593% 7/21/28	$1,920,000	$1,864,844
Bank of America Corp. VRN (b) 3.946% 1/23/49	820,000	788,019
Bank of America Corp. 4.000% 4/01/24	270,000	275,902
Bank of America Corp. 4.000% 1/22/25	270,000	269,469
Bank of America Corp. 4.125% 1/22/24	290,000	298,504
Bank of America Corp. 4.200% 8/26/24	380,000	385,957
Bank of America Corp. 4.450% 3/03/26	50,000	51,077
Bank of America Corp. 5.000% 1/21/44	510,000	572,574
Bank of America Corp. 5.650% 5/01/18	90,000	90,227
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	200,000	212,020
Bank of America Corp. 6.875% 4/25/18	110,000	110,285
BNP Paribas SA (a) 4.625% 3/13/27	260,000	264,151
CIT Group, Inc. 5.250% 3/07/25	130,000	133,097
Citigroup, Inc. VRN (b) 3.520% 10/27/28	1,400,000	1,351,501
Citigroup, Inc. 4.125% 7/25/28	360,000	355,764
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,070,584
Citigroup, Inc. 4.400% 6/10/25	340,000	346,081
Citigroup, Inc. 4.450% 9/29/27	610,000	617,221
Citigroup, Inc. 4.650% 7/30/45	441,000	469,872
Citigroup, Inc. 4.750% 5/18/46	40,000	40,646
Citigroup, Inc. 5.300% 5/06/44	16,000	17,549
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	99,375
Citigroup, Inc. 5.500% 9/13/25	170,000	184,060
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	40,000	41,250

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	$100,000	$102,940
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/29/49	500,000	514,000
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	156,563
Citigroup, Inc. 6.625% 6/15/32	20,000	24,370
Citigroup, Inc. 8.125% 7/15/39	10,000	15,143
Commonwealth Bank of Australia (a) 3.900% 7/12/47	400,000	388,764
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	72,138
Cooperatieve Rabobank UA 4.375% 8/04/25	1,130,000	1,141,355
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	260,578
Cooperatieve Rabobank UA (a) 4.750% 1/15/20	490,000	504,534
Cooperatieve Rabobank UA 5.250% 8/04/45	295,000	331,384
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	229,637
Credit Agricole SA (a) 2.500% 4/15/19	250,000	249,206
Credit Agricole SA VRN (a) (b) 4.000% 1/10/33	790,000	751,830
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	513,600
Credit Suisse Group Funding Guernsey Ltd. 4.550% 4/17/26	500,000	510,852
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	275,055
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 4.000% 12/29/49	18,000	15,134
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	192,687
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.510%, VRN 3.691% 6/05/28	2,140,000	2,074,672
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	90,412
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	101,539

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 4.250% 10/21/25	$260,000	$261,340
The Goldman Sachs Group, Inc. 4.750% 10/21/45	180,000	192,614
The Goldman Sachs Group, Inc. 5.150% 5/22/45	1,200,000	1,291,522
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	105,913
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	306,874
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	976,375
The Goldman Sachs Group, Inc. 6.750% 10/01/37	80,000	100,217
HSBC Holdings PLC 3.400% 3/08/21	490,000	492,273
HSBC Holdings PLC 3.900% 5/25/26	370,000	369,243
HSBC Holdings PLC 4.250% 8/18/25	330,000	327,442
HSBC Holdings PLC 4.300% 3/08/26	500,000	511,563
HSBC Holdings PLC VRN (b) 6.250% 12/31/99	480,000	490,800
HSBC Holdings PLC 6.500% 9/15/37	300,000	373,644
HSBC Holdings PLC VRN (b) 6.500% 12/31/99	480,000	489,600
ING Bank NV (a) 5.800% 9/25/23	210,000	226,986
Intesa Sanpaolo SpA (a) 3.125% 7/14/22	300,000	289,932
Intesa Sanpaolo SpA (a) 3.375% 1/12/23	210,000	205,010
Intesa Sanpaolo SpA (a) 3.875% 7/14/27	580,000	547,981
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	700,000	690,444
Intesa Sanpaolo SpA (a) 5.710% 1/15/26	200,000	200,713
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	79,808
JP Morgan Chase & Co. 3.875% 9/10/24	300,000	299,502
JP Morgan Chase & Co. 4.125% 12/15/26	1,500,000	1,507,453
JP Morgan Chase & Co. 4.250% 10/01/27	70,000	70,857
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	41,431
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	313,788

	Principal Amount	Value
Lloyds Banking Group PLC VRN (b) 3.574% 11/07/28	$200,000	$188,769
Lloyds Banking Group PLC 4.375% 3/22/28	200,000	202,000
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	157,889
Morgan Stanley VRN (b) 3.772% 1/24/29	1,050,000	1,033,748
Morgan Stanley 5.500% 7/24/20	200,000	210,082
Nordea Bank AB (a) 4.875% 5/13/21	390,000	405,966
Royal Bank of Canada 2.150% 10/26/20	240,000	234,776
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	255,667
Royal Bank of Scotland Group PLC 6.100% 6/10/23	790,000	838,689
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	116,524
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	50,772
Santander UK PLC 2.375% 3/16/20	140,000	138,059
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	517,773
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	221,922
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	500,000	493,983
UBS Group Funding Switzerland AG (a) 4.125% 9/24/25	210,000	211,166
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	700,000	704,643
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	630,000	627,669
Wells Fargo & Co. 3.000% 10/23/26	350,000	327,759
Wells Fargo & Co. 3.450% 2/13/23	120,000	118,335
Wells Fargo & Co. 4.300% 7/22/27	660,000	663,521
Wells Fargo & Co. 4.400% 6/14/46	180,000	174,705
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,021,050
Wells Fargo & Co. 4.600% 4/01/21	40,000	41,529
Wells Fargo & Co. 4.650% 11/04/44	100,000	100,865
Wells Fargo & Co. 4.750% 12/07/46	890,000	912,001

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 4.900% 11/17/45	$880,000	$922,535
Wells Fargo & Co. 5.375% 11/02/43	110,000	121,451
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	70,000	73,640
Westpac Banking Corp. 2.300% 5/26/20	50,000	49,279
Westpac Banking Corp. 2.600% 11/23/20	280,000	276,539

		42,452,075

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	188,512
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	210,000	210,154
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	790,000	785,298
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	900,000	970,660
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	233,123
Anheuser-Busch InBev Worldwide, Inc. (c) 4.000% 4/13/28	400,000	404,883
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	104,087
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	271,997
Cott Holdings, Inc. (a) 5.500% 4/01/25	150,000	148,125
Diageo Capital PLC 4.828% 7/15/20	200,000	208,473
Diageo Investment Corp. 2.875% 5/11/22	150,000	148,281
Molson Coors Brewing Co. 3.000% 7/15/26	160,000	148,196
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,176
PepsiCo, Inc. 4.000% 3/05/42	50,000	49,729
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	259,542

		4,161,236

Biotechnology — 0.2%
Amgen, Inc. 2.125% 5/01/20	60,000	58,951
Amgen, Inc. 3.625% 5/22/24	30,000	30,202
Amgen, Inc. 4.663% 6/15/51	34,000	35,097

	Principal Amount	Value
Celgene Corp. 2.250% 8/15/21	$240,000	$232,119
Celgene Corp. 3.550% 8/15/22	40,000	39,945
Celgene Corp. 3.625% 5/15/24	40,000	39,493
Celgene Corp. 3.875% 8/15/25	10,000	9,907
Celgene Corp. 5.000% 8/15/45	210,000	218,780
Celgene Corp. 5.250% 8/15/43	70,000	76,274
Gilead Sciences, Inc. 2.550% 9/01/20	80,000	79,354
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	210,937
Gilead Sciences, Inc. 4.500% 2/01/45	10,000	10,368
Gilead Sciences, Inc. 4.750% 3/01/46	200,000	215,479

		1,256,906

Chemicals — 0.1%
Equate Petrochemical BV (a) 4.250% 11/03/26	230,000	228,203
OCP SA (a) 4.500% 10/22/25	330,000	325,050
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	51,530
Westlake Chemical Corp. 4.875% 5/15/23	90,000	92,250

		697,033

Commercial Services — 0.1%
Ecolab, Inc. 4.350% 12/08/21	41,000	42,843
UBM PLC (a) 5.750% 11/03/20	110,000	112,877
United Rentals North America, Inc. 4.875% 1/15/28	30,000	28,950
United Rentals North America, Inc. 5.500% 7/15/25	110,000	112,613
United Rentals North America, Inc. 5.875% 9/15/26	90,000	93,600

		390,883

Computers — 0.4%
Apple, Inc. 2.000% 11/13/20	270,000	265,299
Apple, Inc. 2.450% 8/04/26	370,000	342,991
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	630,000	632,850

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	$970,000	$994,995

		2,236,135

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	150,000	150,939
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	160,000	163,893
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Series WI 5.000% 10/01/21	150,000	156,140
Ally Financial, Inc. 3.500% 1/27/19	80,000	80,100
Ally Financial, Inc. 7.500% 9/15/20	236,000	255,175
American Express Credit Corp. 2.375% 5/26/20	280,000	276,368
Federal Home Loan Banks 0.875% 6/29/18	10,000,000	9,977,157
Federal Home Loan Mortgage Corp. 0.750% 4/09/18	12,280,000	12,277,309
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,406,457
Federal National Mortgage Association Federal National Mortgage Association Pool 3.500% 4/01/48	900,000	899,473
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	210,261
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	380,000	371,469
ILFC E-Capital Trust II VRN (b) (a) 4.890% 12/21/65	10,000	9,775
International Lease Finance Corp. 5.875% 8/15/22	70,000	75,124
International Lease Finance Corp. 8.625% 1/15/22	180,000	209,929
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	21,472
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	89,775
Synchrony Financial 2.700% 2/03/20	200,000	197,885
Visa, Inc. 3.150% 12/14/25	1,020,000	1,000,415
Visa, Inc. 4.300% 12/14/45	260,000	278,885

		28,108,001

	Principal Amount	Value
Electric — 1.0%
AES Corp. 4.875% 5/15/23	$130,000	$132,275
AES Corp. 5.500% 4/15/25	83,000	85,801
Duke Energy Corp. 3.750% 4/15/24	100,000	100,096
Duke Energy Corp. 3.950% 8/15/47	70,000	65,697
Exelon Corp. 5.625% 6/15/35	290,000	346,181
FirstEnergy Corp. 3.900% 7/15/27	710,000	697,270
FirstEnergy Corp. 4.250% 3/15/23	310,000	317,458
FirstEnergy Corp. 4.850% 7/15/47	240,000	252,442
FirstEnergy Corp. Series C 7.375% 11/15/31	1,260,000	1,657,314
Majapahit Holding BV (d) 7.750% 1/20/20	370,000	396,899
Pacific Gas & Electric Co. (a) 3.300% 12/01/27	420,000	397,461
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	126,500
Pacific Gas & Electric Co. 6.050% 3/01/34	520,000	619,812

		5,195,206

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	20,947

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	40,600

Environmental Controls — 0.0%
Waste Management, Inc. 3.500% 5/15/24	90,000	90,198
Waste Management, Inc. 4.600% 3/01/21	30,000	31,201
Waste Management, Inc. 7.375% 5/15/29	50,000	63,247

		184,646

Foods — 0.4%
Danone SA (a) 2.077% 11/02/21	250,000	239,570
Danone SA (a) 2.589% 11/02/23	310,000	293,729
Danone SA (a) 2.947% 11/02/26	550,000	510,790
Kraft Heinz Foods Co. 3.500% 6/06/22	100,000	99,855

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co. 5.375% 2/10/20	$136,000	$141,566
Kraft Heinz Foods Co. 3.000% 6/01/26	20,000	18,461
Kraft Heinz Foods Co. 3.950% 7/15/25	150,000	149,341
Kraft Heinz Foods Co. 4.375% 6/01/46	300,000	275,095
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	122,000	127,199
Kraft Heinz Foods Co. 5.000% 7/15/35	80,000	82,948
Kraft Heinz Foods Co. 5.000% 6/04/42	40,000	40,021
Kraft Heinz Foods Co. 5.200% 7/15/45	70,000	71,143
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	120,000	118,950
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	39,952
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	130,066
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,085

		2,348,771

Health Care – Products — 0.5%
Abbott Laboratories 3.750% 11/30/26	210,000	208,876
Abbott Laboratories 4.750% 11/30/36	140,000	151,079
Abbott Laboratories 4.900% 11/30/46	360,000	394,724
Becton Dickinson & Co. 3.363% 6/06/24	750,000	721,874
Becton Dickinson & Co. 3.734% 12/15/24	65,000	63,911
Becton Dickinson & Co. 4.685% 12/15/44	50,000	50,332
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	40,000	32,000
Medtronic, Inc. 3.125% 3/15/22	180,000	180,141
Medtronic, Inc. 3.500% 3/15/25	660,000	659,727
Medtronic, Inc. 4.625% 3/15/45	190,000	207,965

		2,670,629

Health Care – Services — 0.6%
Aetna, Inc. 2.800% 6/15/23	40,000	38,434

	Principal Amount	Value
Anthem, Inc. 2.950% 12/01/22	$330,000	$321,117
Anthem, Inc. 3.125% 5/15/22	50,000	49,337
Anthem, Inc. 3.350% 12/01/24	120,000	116,504
Anthem, Inc. 3.650% 12/01/27	510,000	493,069
Anthem, Inc. 3.700% 8/15/21	70,000	70,800
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,666
Centene Corp. 4.750% 5/15/22	210,000	212,625
Centene Corp. 4.750% 1/15/25	80,000	78,000
Centene Corp. 6.125% 2/15/24	170,000	176,919
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	50,857
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	70,000	73,009
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	53,500
HCA, Inc. 5.250% 6/15/26	70,000	70,910
HCA, Inc. 5.500% 6/15/47	60,000	57,975
HCA, Inc. 5.875% 3/15/22	250,000	263,437
HCA, Inc. 5.875% 5/01/23	80,000	82,800
HCA, Inc. 7.500% 2/15/22	40,000	43,950
Humana, Inc. 3.150% 12/01/22	40,000	39,508
Humana, Inc. 3.950% 3/15/27	190,000	188,844
Humana, Inc. 4.625% 12/01/42	70,000	70,513
Humana, Inc. 4.800% 3/15/47	10,000	10,315
Humana, Inc. 4.950% 10/01/44	60,000	63,218
Tenet Healthcare Corp. 8.125% 4/01/22	150,000	156,375
UnitedHealth Group, Inc. 2.700% 7/15/20	250,000	248,891
UnitedHealth Group, Inc. 2.875% 12/15/21	160,000	158,565

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc. 3.750% 7/15/25	$50,000	$50,646
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	85,810

		3,344,594

Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	117,600
NVR, Inc. 3.950% 9/15/22	100,000	102,011
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	121,040
Toll Brothers Finance Corp. 4.375% 4/15/23	110,000	109,038

		449,689

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	61,200

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	190,000	188,019
Newell Brands, Inc. 3.850% 4/01/23	170,000	169,669
Newell Brands, Inc. 4.200% 4/01/26	140,000	138,602

		496,290

Insurance — 0.3%
Ambac Assurance Corp. (a) 5.100% 6/07/20	4,362	5,779
Ambac LSNI LLC FRN (a) 6.811% 2/12/23	20,969	21,179
American International Group, Inc. 3 mo. USD LIBOR + 2.056%, VRN 6.250% 3/15/87	234,000	248,040
Brighthouse Financial, Inc. (a) 4.700% 6/22/47	70,000	64,153
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	68,942
MetLife Capital Trust IV (a) 7.875% 12/15/67	200,000	251,000
MetLife, Inc. 6.400% 12/15/66	190,000	208,287
Nuveen Finance LLC (a) 2.950% 11/01/19	110,000	109,765
Reliance Standard Life Global Funding II (a) 2.500% 1/15/20	90,000	89,103
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	220,430

	Principal Amount	Value
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	$22,000	$29,356
Voya Financial, Inc. 5.700% 7/15/43	160,000	183,070

		1,499,104

Internet — 0.2%
Amazon.com, Inc. (a) 3.150% 8/22/27	470,000	453,477
Amazon.com, Inc. (a) 3.875% 8/22/37	160,000	159,434
Amazon.com, Inc. (a) 4.050% 8/22/47	210,000	210,169
Amazon.com, Inc. 4.950% 12/05/44	180,000	202,835
Netflix, Inc. 5.875% 2/15/25	50,000	52,375

		1,078,290

Iron & Steel — 0.1%
ArcelorMittal STEP 6.500% 2/25/22	50,000	54,125
ArcelorMittal STEP 7.250% 10/15/39	60,000	70,950
Vale Overseas Ltd. 6.875% 11/21/36	361,000	424,608

		549,683

Leisure Time — 0.0%
NCL Corp. Ltd. (a) 4.750% 12/15/21	40,000	40,400

Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/01/27	190,000	187,862

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,228
John Deere Capital Corp. 2.250% 4/17/19	100,000	99,721

		138,949

Media — 0.9%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	24,848
21st Century Fox America, Inc. 6.650% 11/15/37	120,000	156,454
Altice France SA (a) 7.375% 5/01/26	530,000	504,825
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	110,000	104,434

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	$300,000	$300,845
Charter Communications Operating LLC/Charter Communications Operating Capital 4.200% 3/15/28	270,000	258,452
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	340,000	347,448
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	160,000	175,630
Comcast Corp. 3.375% 8/15/25	170,000	166,321
Comcast Corp. 3.900% 3/01/38	450,000	436,234
Comcast Corp. 3.999% 11/01/49	55,000	51,578
Comcast Corp. 4.200% 8/15/34	160,000	161,574
Comcast Corp. 4.250% 1/15/33	20,000	20,722
DISH DBS Corp. 5.875% 7/15/22	50,000	47,813
DISH DBS Corp. 5.875% 11/15/24	440,000	392,150
Myriad International Holdings B.V. (a) 4.850% 7/06/27	430,000	438,074
NBCUniversal Media LLC 4.375% 4/01/21	170,000	176,619
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	141,516
Time Warner Cable, Inc. 5.875% 11/15/40	200,000	208,887
Time Warner Cable, Inc. 6.550% 5/01/37	10,000	11,243
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	136,614
Time Warner Cable, Inc. 7.300% 7/01/38	210,000	251,768
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	241,373
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,027
Time Warner, Inc. 4.750% 3/29/21	200,000	208,860
Time Warner, Inc. 6.250% 3/29/41	20,000	23,353

	Principal Amount	Value
Viacom, Inc. 3.875% 4/01/24	$30,000	$29,874
Viacom, Inc. 4.250% 9/01/23	50,000	50,744

		5,094,280

Mining — 0.9%
Alcoa Nederland Holding BV (a) 6.750% 9/30/24	240,000	256,800
Anglo American Capital PLC (a) 3.625% 9/11/24	560,000	539,482
Anglo American Capital PLC (a) 3.750% 4/10/22	200,000	199,360
Barrick Gold Corp. 5.250% 4/01/42	80,000	87,150
Barrick North America Finance LLC 4.400% 5/30/21	44,000	45,451
Barrick North America Finance LLC 5.700% 5/30/41	180,000	204,905
Barrick North America Finance LLC 5.750% 5/01/43	210,000	244,538
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	20,000	19,894
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	300,000	346,560
BHP Billiton Finance USA Ltd. 5 year USD Swap + 5.093%, VRN (a) 6.750% 10/19/75	500,000	561,250
Freeport-McMoRan, Inc. 4.000% 11/14/21	170,000	169,150
Freeport-McMoRan, Inc. 5.450% 3/15/43	96,000	88,291
Freeport-McMoRan, Inc. 6.875% 2/15/23	20,000	21,450
Glencore Funding LLC (a) 2.875% 4/16/20	80,000	79,335
Glencore Funding LLC (a) 4.000% 3/27/27	930,000	897,788
Glencore Funding LLC (a) 4.125% 5/30/23	170,000	171,108
Southern Copper Corp. 5.250% 11/08/42	870,000	909,563

		4,842,075

Miscellaneous – Manufacturing — 0.4%
Eaton Corp. 2.750% 11/02/22	570,000	556,792
General Electric Co. 5.500% 1/08/20	40,000	41,603
General Electric Co. 4.375% 9/16/20	60,000	61,534
General Electric Co. 5.300% 2/11/21	75,000	78,645

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 4.650% 10/17/21	$170,000	$177,496
General Electric Co. 6.150% 8/07/37	330,000	392,650
General Electric Co. 5.875% 1/14/38	216,000	251,680
General Electric Co. 6.875% 1/10/39	396,000	512,920
General Electric Co. 4.500% 3/11/44	60,000	59,064

		2,132,384

Oil & Gas — 3.4%
Anadarko Petroleum Corp. 4.850% 3/15/21	390,000	405,302
Anadarko Petroleum Corp. 5.550% 3/15/26	20,000	21,833
Anadarko Petroleum Corp. 6.450% 9/15/36	60,000	71,938
Anadarko Petroleum Corp. 6.600% 3/15/46	430,000	540,637
Antero Resources Corp. 5.375% 11/01/21	10,000	10,175
Apache Corp. 4.250% 1/15/44	370,000	339,316
Apache Corp. 4.750% 4/15/43	90,000	89,119
Apache Corp. 5.100% 9/01/40	460,000	470,860
Apache Corp. 6.000% 1/15/37	30,000	33,961
BP Capital Markets PLC 3.119% 5/04/26	290,000	280,697
BP Capital Markets PLC 3.216% 11/28/23	300,000	297,387
BP Capital Markets PLC 3.506% 3/17/25	220,000	219,622
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,291
BP Capital Markets PLC 3.588% 4/14/27	330,000	329,352
Chesapeake Energy Corp. 5.750% 3/15/23	10,000	9,012
Chesapeake Energy Corp. (a) 8.000% 12/15/22	8,000	8,470
Chevron Corp. 2.954% 5/16/26	380,000	365,588
Cimarex Energy Co. 3.900% 5/15/27	290,000	285,996
CNOOC Finance USA LLC 3.500% 5/05/25	1,040,000	1,004,548
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	158,997

	Principal Amount	Value
Continental Resources, Inc. (a) 4.375% 1/15/28	$110,000	$107,250
Continental Resources, Inc. 4.500% 4/15/23	10,000	10,112
Devon Energy Corp. 3.250% 5/15/22	100,000	98,794
Devon Energy Corp. 5.000% 6/15/45	330,000	350,733
Devon Energy Corp. 5.600% 7/15/41	400,000	450,314
Devon Energy Corp. 5.850% 12/15/25	170,000	193,088
Ecopetrol SA 5.875% 5/28/45	1,300,000	1,281,735
Ensco PLC 8.000% 1/31/24	115,000	110,975
EOG Resources, Inc. 4.150% 1/15/26	120,000	123,971
Exxon Mobil Corp. 3.043% 3/01/26	210,000	205,909
Exxon Mobil Corp. 4.114% 3/01/46	520,000	546,317
Kerr-McGee Corp. 6.950% 7/01/24	230,000	265,661
Kerr-McGee Corp. 7.875% 9/15/31	160,000	211,279
Noble Energy, Inc. 3.850% 1/15/28	240,000	235,977
Noble Energy, Inc. 4.950% 8/15/47	120,000	125,024
Noble Energy, Inc. 5.250% 11/15/43	120,000	127,955
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	124,621
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	120,435
Occidental Petroleum Corp. 3.400% 4/15/26	170,000	168,157
Occidental Petroleum Corp. 4.100% 2/15/47	520,000	516,968
Occidental Petroleum Corp. 4.400% 4/15/46	50,000	52,227
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	85,095
Petrobras Global Finance BV (a) 5.299% 1/27/25	2,191,000	2,163,612
Petrobras Global Finance BV (a) 5.999% 1/27/28	900,000	891,000
Petrobras Global Finance BV 6.125% 1/17/22	260,000	277,420
Petrobras Global Finance BV 6.250% 3/17/24	332,000	350,426

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras Global Finance BV 7.375% 1/17/27	$260,000	$281,710
Petroleos Mexicanos 6.375% 1/23/45	220,000	213,840
Petroleos Mexicanos 6.625% 6/15/35	763,000	788,316
Petroleos Mexicanos 6.875% 8/04/26	160,000	175,840
QEP Resources, Inc. 6.875% 3/01/21	170,000	180,200
Range Resources Corp. 4.875% 5/15/25	30,000	27,825
Range Resources Corp. 5.000% 3/15/23	200,000	191,760
Range Resources Corp. 5.875% 7/01/22	10,000	10,050
Shell International Finance BV 2.875% 5/10/26	380,000	366,222
Shell International Finance BV 4.000% 5/10/46	600,000	600,505
Shell International Finance BV 4.375% 3/25/20	210,000	216,365
Shell International Finance BV 4.375% 5/11/45	190,000	201,914
Shell International Finance BV 4.550% 8/12/43	100,000	108,452
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	337,370
SM Energy Co. 6.500% 1/01/23	50,000	49,625
Whiting Petroleum Corp. 6.250% 4/01/23	50,000	50,625
Whiting Petroleum Corp. (a) 6.625% 1/15/26	110,000	110,825
WPX Energy, Inc. 8.250% 8/01/23	30,000	33,600

		18,103,200

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	55,135
Halliburton Co. 3.800% 11/15/25	240,000	241,086
Halliburton Co. 4.850% 11/15/35	30,000	32,307
Halliburton Co. 5.000% 11/15/45	500,000	544,107
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	189,529
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	152,531

	Principal Amount	Value
Schlumberger Norge AS (a) 4.200% 1/15/21	$10,000	$10,268

		1,224,963

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (a) 5.125% 7/15/23	60,000	60,582
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	9,691	9,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu STEP 6.875% 2/15/21	51,981	52,696
WestRock RKT Co. 3.500% 3/01/20	80,000	80,621
WestRock RKT Co. 4.000% 3/01/23	30,000	30,713

		234,424

Pharmaceuticals — 1.5%
AbbVie, Inc. 2.900% 11/06/22	80,000	78,146
AbbVie, Inc. 3.600% 5/14/25	130,000	128,118
Allergan Funding SCS 3.450% 3/15/22	30,000	29,744
Allergan Funding SCS 3.800% 3/15/25	180,000	176,829
Allergan Funding SCS 4.550% 3/15/35	150,000	146,847
Allergan Funding SCS 4.750% 3/15/45	101,000	99,085
Cardinal Health, Inc. 2.616% 6/15/22	130,000	125,671
Cardinal Health, Inc. 3.079% 6/15/24	170,000	162,183
CVS Health Corp. 2.750% 12/01/22	120,000	115,508
CVS Health Corp. 3.350% 3/09/21	190,000	191,034
CVS Health Corp. 3.700% 3/09/23	940,000	945,104
CVS Health Corp. 3.875% 7/20/25	124,000	122,923
CVS Health Corp. 4.100% 3/25/25	310,000	312,185
CVS Health Corp. 4.300% 3/25/28	1,830,000	1,837,797
CVS Health Corp. 5.050% 3/25/48	50,000	52,589

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Health Corp. 5.125% 7/20/45	$350,000	$371,235
CVS Pass-Through Trust (a) 5.298% 1/11/27	8,738	9,031
CVS Pass-Through Trust 5.880% 1/10/28	96,790	103,235
CVS Pass-Through Trust 6.036% 12/10/28	83,966	90,670
CVS Pass-Through Trust 6.943% 1/10/30	71,518	80,866
Eli Lilly & Co. 3.100% 5/15/27	140,000	136,597
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	178,752
Johnson & Johnson 3.625% 3/03/37	690,000	687,382
Merck & Co., Inc. 2.750% 2/10/25	120,000	115,665
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	100,000	88,571
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	190,000	178,829
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	96,698
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	580,000	522,291
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	40,000	33,891
Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26	40,000	32,111
Valeant Pharmaceuticals International (a) 9.250% 4/01/26	50,000	49,810
Valeant Pharmaceuticals International, Inc. (a) 6.500% 3/15/22	50,000	51,625
Valeant Pharmaceuticals International, Inc. (a) 7.000% 3/15/24	120,000	125,100
Valeant Pharmaceuticals International, Inc. (a) 7.500% 7/15/21	270,000	271,013
Valeant Pharmaceuticals International, Inc. (a) 9.000% 12/15/25	160,000	159,000

		7,906,135

Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	150,000	148,875

	Principal Amount	Value
El Paso Natural Gas Co. LLC 8.375% 6/15/32	$289,000	$376,533
Energy Transfer LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	30,386
Energy Transfer LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	106,721
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	46,303
Kinder Morgan Energy Partners LP 3.500% 3/01/21	110,000	109,957
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	117,355
Kinder Morgan, Inc. 4.300% 3/01/28	50,000	49,782
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	92,318
MPLX LP 4.000% 3/15/28	140,000	137,972
MPLX LP 4.500% 4/15/38	290,000	286,325
MPLX LP 4.700% 4/15/48	520,000	506,531
MPLX LP 4.875% 12/01/24	150,000	157,285
MPLX LP 4.875% 6/01/25	140,000	146,181
Southern Natural Gas Co. LLC 8.000% 3/01/32	48,000	62,756
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	480,000	590,618
The Williams Cos., Inc. 7.500% 1/15/31	240,000	292,050
Williams Partners LP 5.250% 3/15/20	130,000	134,707

		3,392,655

Real Estate Investment Trusts (REITS) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	220,265
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	258,155

		478,420

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (a) 5.000% 10/15/25	150,000	142,830
Beacon Escrow Corp. (a) 4.875% 11/01/25	90,000	85,725

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dollar Tree, Inc. 5.750% 3/01/23	$130,000	$135,697
McDonald’s Corp. 3.500% 3/01/27	320,000	315,321
McDonald’s Corp. 3.700% 1/30/26	200,000	201,127
QVC, Inc. 5.950% 3/15/43	10,000	9,758
The TJX Cos., Inc. 2.250% 9/15/26	30,000	27,080
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	245,675

		1,163,213

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	200,000	189,062
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875% 1/15/27	40,000	38,903
Intel Corp. 3.700% 7/29/25	70,000	71,538
Intel Corp. (a) 3.734% 12/08/47	54,000	52,618

		352,121

Software — 0.7%
First Data Corp. (a) 5.000% 1/15/24	280,000	280,000
First Data Corp. (a) 7.000% 12/01/23	20,000	20,994
Microsoft Corp. 2.400% 8/08/26	1,620,000	1,507,538
Microsoft Corp. 2.700% 2/12/25	100,000	96,556
Microsoft Corp. 2.875% 2/06/24	380,000	373,420
Microsoft Corp. 3.300% 2/06/27	690,000	685,011
Microsoft Corp. 3.750% 2/12/45	400,000	397,176
Microsoft Corp. 3.950% 8/08/56	100,000	99,396
Microsoft Corp. 4.100% 2/06/37	170,000	180,265

		3,640,356

Telecommunications — 1.6%
America Movil SAB de CV 5.000% 3/30/20	330,000	340,595
AT&T, Inc. 3.000% 2/15/22	60,000	59,259

	Principal Amount	Value
AT&T, Inc. 3.400% 5/15/25	$580,000	$558,858
AT&T, Inc. 3.900% 8/14/27	1,230,000	1,238,468
AT&T, Inc. 4.350% 6/15/45	150,000	137,074
AT&T, Inc. 4.500% 3/09/48	166,000	154,286
AT&T, Inc. 4.900% 8/14/37	270,000	271,525
AT&T, Inc. 5.300% 8/14/58	170,000	171,421
AT&T, Inc. 5.800% 2/15/19	200,000	205,063
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	426,366
CommScope Technologies LLC (a) 5.000% 3/15/27	90,000	85,500
Qwest Corp. 6.875% 9/15/33	85,000	80,890
Rogers Communications, Inc. 6.800% 8/15/18	120,000	121,884
Sprint Capital Corp. 8.750% 3/15/32	40,000	41,800
Sprint Corp. 7.250% 9/15/21	80,000	82,700
Sprint Corp. 7.625% 2/15/25	420,000	412,650
Sprint Corp. 7.875% 9/15/23	30,000	30,600
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC STEP (a) 3.360% 3/20/23	175,000	173,906
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a) 4.738% 3/20/25	480,000	481,800
Telefonica Emisiones SAU 4.103% 3/08/27	300,000	299,692
Telefonica Emisiones SAU 5.213% 3/08/47	150,000	159,416
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	82,972
Verizon Communications, Inc. 2.625% 8/15/26	230,000	210,045
Verizon Communications, Inc. 2.946% 3/15/22	80,000	78,655
Verizon Communications, Inc. 3.376% 2/15/25	100,000	98,291
Verizon Communications, Inc. 3.500% 11/01/24	160,000	158,381

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 4.125% 3/16/27	$1,290,000	$1,306,659
Verizon Communications, Inc. 4.500% 8/10/33	140,000	141,725
Verizon Communications, Inc. 4.522% 9/15/48	240,000	231,249
Verizon Communications, Inc. 4.600% 4/01/21	300,000	312,733
Verizon Communications, Inc. 4.862% 8/21/46	130,000	131,193
Verizon Communications, Inc. 5.250% 3/16/37	170,000	183,313
Verizon Communications, Inc. 5.500% 3/16/47	30,000	33,244
West Corp. (a) 4.750% 7/15/21	20,000	20,300

		8,522,513

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	157,500
Cintas Corp. No 2 3.700% 4/01/27	260,000	259,691

		417,191

Transportation — 0.1%
United Parcel Service, Inc. 2.500% 4/01/23	120,000	116,277
United Parcel Service, Inc. 3.050% 11/15/27	190,000	182,875

		299,152

Trucking & Leasing — 0.1%
DAE Funding LLC (a) 4.500% 8/01/22	80,000	75,900
DAE Funding LLC (a) 5.000% 8/01/24	80,000	75,700
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	50,000	48,985
Park Aerospace Holdings Ltd. (a) 5.500% 2/15/24	60,000	58,200

		258,785

TOTAL CORPORATE DEBT (Cost $162,482,367)		163,391,276

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	56,920
State of California 5.000% 4/01/42	70,000	76,474

	Principal Amount	Value
State of California 5.000% 11/01/43	$50,000	$55,534

		188,928

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		188,928

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
Automobile ABS — 0.1%
Hertz Vehicle Financing II LP, Series 2015-1A, Class A (a) 2.730% 3/25/21	250,000	248,247
Hertz Vehicle Financing II LP, Series 2015-1A, Class C (a) 4.350% 3/25/21	250,000	247,273
Hertz Vehicle Financing LC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	100,000	99,806

		595,326

Commercial MBS — 5.2%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN (b) 5.578% 4/10/49	65,585	42,622
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, VRN (b) (a) 5.826% 8/10/45	790,404	596,648
BANK, 2017-BNK4, Class XA, VRN (b) 1.453% 5/15/50	3,752,744	349,226
BBCCRE Trust, Series 2015-GTP, Class E, VRN (b) (a) 4.563% 8/10/33	1,020,000	857,911
BX Trust, Series 2017-APPL, Class A, 1 mo. LIBOR + .880%, FRN (a) 2.657% 7/15/34	434,099	435,440
BX Trust, Series 2017-APPL, Class B, 1 mo. LIBOR + 1.150%, FRN (a) 2.927% 7/15/34	434,099	435,445
BX Trust, Series 2017-IMC, Class F, FRN (a) 6.027% 10/15/32	1,000,000	999,974
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	402,327
CHT Mortgage Trust, Series 2017-CSMO, Class A, FRN (a) 2.707% 11/15/36	560,000	560,858
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	400,000	300,555

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4 3.465% 9/15/50	$500,000	$495,821
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	385,744
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN (b) 3.720% 12/10/49	310,000	313,357
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (b) (a) 4.402% 3/10/47	270,000	207,839
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class D, VRN (b) (a) 4.429% 2/10/48	740,000	623,137
Cold Storage Trust, Series 2017-ICE3, Class B, 1 mo. LIBOR + 1.250%, FRN (a) 3.027% 4/15/36	740,000	739,351
COMM Mortgage Trust, Series 2012-CR1, Class XA, VRN (b) 1.876% 5/15/45	1,827,006	113,214
COMM Mortgage Trust, Series 2013-LC13, Class E, VRN (a) (b) 3.719% 8/10/46	440,000	299,234
COMM Mortgage Trust, Series 2015-LC19, Class C, VRN (b) 4.261% 2/10/48	120,000	119,849
COMM Mortgage Trust, Series 2013-CR9, Class E, VRN (a) (b) 4.267% 7/10/45	280,000	198,920
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	140,000	142,634
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	190,000	191,469
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	211,547
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	187,956
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	138,659	114,496
Credit Suisse Mortgage Trust, Series 2007-C5, Class AM, VRN (b) 5.869% 9/15/40	35,294	33,881
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, VRN (b) 4.358% 8/15/48	430,000	423,946

	Principal Amount	Value
CSMC Trust, Series 2017-LSTK, Class A (a) 2.761% 4/05/33	$430,000	$425,274
CSMC Trust, Series 2017-CHOP, Class G, 1 mo. LIBOR + 5.620%, FRN (a) 7.397% 7/15/32	1,700,000	1,696,175
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,342,550	21,865
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 2.527% 11/15/34	127,767	120,044
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN (b) 5.677% 12/10/49	60,000	32,520
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	236,844
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, VRN (b) 3.777% 5/10/50	280,000	280,275
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A (a) 3.721% 2/10/37	330,000	334,839
GS Mortgage Securities Trust, Series 2017-GS5, Class C, VRN (b) 4.299% 3/10/50	370,000	372,707
GS Mortgage Securities Trust, Series 2015-GC28, Class C, VRN (b) 4.327% 2/10/48	270,000	261,698
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	125,074	115,499
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A (a) 2.835% 8/10/38	320,000	302,654
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.870% 8/15/49	460,000	437,638
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, VRN (b) 3.648% 12/15/49	310,000	312,242
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	98,308	98,413

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	$440,000	$312,679
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	156,631
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, VRN (b) 5.502% 6/12/47	360,000	299,599
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN (b) 5.503% 1/15/49	520,000	131,053
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN (b) 1.137% 4/15/47	2,471,096	60,022
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	60,000	61,143
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	254,333
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, VRN (b) 4.168% 11/15/48	550,000	432,214
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN (b) 4.618% 8/15/48	160,000	164,621
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, VRN (b) 4.618% 8/15/48	70,000	69,338
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN (b) 4.882% 1/15/47	30,000	31,406
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA, VRN (b) 0.917% 10/15/50	7,971,650	522,606
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5 3.409% 10/15/50	1,260,000	1,243,871
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) (b) 2.729% 4/20/48	530,607	523,551

	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) (b) 3.112% 4/20/48	$707,000	$694,115
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN (b) 5.945% 9/12/49	142,981	115,216
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	251,198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4 3.306% 4/15/48	420,000	415,764
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) (b) 4.575% 11/15/45	150,000	140,748
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4 3.049% 11/15/49	350,000	336,937
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ 5.399% 12/15/43	135,463	97,416
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ 5.438% 3/15/44	25,032	25,278
One Market Plaza Trust, Series 2017-1MKT, Class A (a) 3.614% 2/10/32	850,000	856,879
Shops at Crystals Trust, Series 2016-CSTL, Class A (a) 3.126% 7/05/36	320,000	305,879
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, FRN (a) 2.490% 11/11/34	530,000	531,210
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4 3.460% 6/15/50	170,000	167,708
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4 3.487% 8/15/50	570,000	565,455
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, VRN (a) (b) 4.104% 9/14/22	289,757	280,132
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	421,436
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	190,000	185,884

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4 3.589% 12/15/50	$1,330,000	$1,327,240
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN (b) 3.658% 5/15/48	290,000	288,556
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C 4.118% 9/15/50	500,000	488,046
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, VRN (b) 4.176% 7/15/48	370,000	358,655
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN (b) 4.291% 7/15/46	140,000	142,214
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class C, VRN (b) 4.494% 12/15/49	320,000	318,313
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	192,163
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN (b) 4.204% 11/15/47	190,000	190,008
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, VRN (b) 4.290% 11/15/47	190,000	178,792

		27,970,397

Home Equity ABS — 0.9%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%, FRN 2.832% 11/25/33	1,249,236	1,221,237
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 2.142% 3/25/36	562,339	375,787
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, STEP 5.860% 1/25/37	1,930,000	1,917,493
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2, STEP (a) 5.825% 2/26/36	1,394,314	1,366,616

		4,881,133

	Principal Amount	Value
Manufactured Housing ABS — 0.4%
Conseco Finance Corp., Series 1996-4, Class M1, VRN (b) 7.750% 6/15/27	$1,709,306	$1,739,572
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, Auction Rate Security 4.944% 2/20/32	150,000	147,620
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, Auction Rate Security 5.088% 3/13/32	200,000	196,661

		2,083,853

Other ABS — 1.6%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 2.892% 8/25/34	645,369	652,274
Community Funding CLO Ltd., Series 2015-1A, Class A, (Acquired 9/30/15, Cost $690,000), STEP (a) (e) (f) 5.750% 11/01/27	690,000	692,118
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 2.262% 11/25/35	2,400,000	2,089,570
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, VRN (a) (b) 4.134% 4/22/35	1,242,953	1,246,698
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2, STEP 5.717% 4/25/35	1,642,149	1,252,007
SBA Small Business Investment Cos., Series 2018-10A, Class 1 3.187% 3/10/28	360,000	362,322
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%, FRN 2.872% 9/25/34	1,292,532	1,293,781
Upstart Securitization Trust, Series 2017-1, Class A (a) 2.639% 6/20/24	587,618	586,481
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 (a) 4.072% 2/16/43	449,625	453,749

		8,629,000

Student Loans ABS — 2.6%
AccessLex Institute, Series 2007-1, Class A4, 3 mo. USD LIBOR + .060%, FRN 1.805% 1/25/23	1,837,345	1,803,246

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. USD LIBOR + .850%, FRN 2.722% 3/25/38	$1,746,618	$1,192,442
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) 2.592% 3/25/67	270,000	270,412
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) 2.672% 7/26/66	1,312,635	1,320,963
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.922% 7/26/66	500,000	511,391
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 2.285% 9/15/39	330,000	318,003
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310%, FRN 2.435% 12/15/38	1,210,000	1,136,493
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	67,913	66,423
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.855% 7/26/21	773,017	764,003
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	5,440,000	5,243,376
SLM Student Loan Trust, Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100%, FRN 2.845% 7/25/23	574,499	578,553
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200%, FRN (a) 3.325% 12/15/33	596,974	608,117
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 3.445% 7/25/23	479,676	492,553

		14,305,975

WL Collateral CMO — 3.8%
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	105,389	106,179

	Principal Amount	Value
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, VRN (a) (b) 3.000% 3/28/57	$835,016	$831,640
BCAP LLC Trust, Series 2011-RR5, Class 11A4, 1 mo. USD LIBOR + .150%, FRN (a) 1.771% 5/28/36	1,788,981	1,749,235
BCAP LLC Trust, Series 2011-RR5, Class 4A2, 1 mo. USD LIBOR + .160%, FRN (a) 1.781% 11/26/36	2,000,000	1,386,029
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	3,442	3,440
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, VRN (b) 3.556% 8/25/34	130,337	132,596
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 5.779% 11/25/35	1,084,583	290,935
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 2.222% 5/25/37	2,436,898	1,398,001
Credit Suisse Mortgage Capital Certificates, Series 2015-2R, Class 3A2, VRN (a) (b) 1.831% 4/27/36	1,290,000	948,815
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310%, FRN (a) 1.931% 10/27/36	880,000	473,552
Credit Suisse Mortgage Capital Certificates, Series 2015-2R, Class 7A2, VRN (a) (b) 3.398% 8/27/36	2,450,501	2,184,284
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%, FRN (a) 2.231% 11/26/37	1,220,000	997,976
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, VRN (b) 3.644% 10/25/35	105,628	91,313
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, VRN (b) 3.869% 2/25/36	69,894	54,170
JP Morgan Mortgage Trust 2018-3, Series 2018-3, Class A1, VRN (a) (b) 3.500% 4/25/48	2,725,000	2,694,769

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.971% 4/26/47	$300,000	$269,750
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 2.141% 7/26/45	405,636	243,177
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, VRN (a) (b) 4.000% 4/25/57	866,836	879,658
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, VRN (a) (b) 4.000% 5/25/57	886,809	903,905
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	50,709	49,351
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	867,653	621,668
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 12/26/37	1,975,657	1,494,756
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN (b) 3.690% 8/25/36	412,838	354,679
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 3.433% 3/25/46	396,312	398,705
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200%, FRN GBP (a) (g) 1.753% 2/20/54	379,864	536,787
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260%, FRN 2.132% 11/25/45	141,146	141,339
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%, FRN 2.283% 2/25/46	1,203,827	1,139,872

		20,376,581

	Principal Amount	Value
WL Collateral PAC — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 21.114% 7/25/36	$77,980	$104,594

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $78,414,666)		78,946,859

SOVEREIGN DEBT OBLIGATIONS — 6.4%
Abu Dhabi Government International Bond (a) 2.500% 10/11/22	670,000	645,311
Argentina POM Politica Monetaria, FRN ARS (g) 27.250% 6/21/20	1,030,000	54,754
Argentine Bonos del Tesoro ARS (g) 18.200% 10/03/21	12,970,000	639,417
Argentine Bonos del Tesoro ARS (g) 21.200% 9/19/18	210,000	10,371
Argentine Republic Government International Bond 4.625% 1/11/23	220,000	212,082
Argentine Republic Government International Bond 5.625% 1/26/22	770,000	781,165
Argentine Republic Government International Bond 6.875% 1/11/48	1,140,000	1,040,250
Argentine Republic Government International Bond 7.125% 7/06/36	220,000	211,750
Argentine Republic Government International Bond 7.500% 4/22/26	610,000	650,870
Brazil Government International Bond 5.000% 1/27/45	200,000	179,702
Brazil Government International Bond 5.625% 1/07/41	1,050,000	1,030,313
Brazil Notas do Tesouro Nacional Serie F BRL (g) 10.000% 1/01/21	6,558,000	2,086,769
Brazil Notas do Tesouro Nacional Serie F BRL (g) 10.000% 1/01/23	13,781,000	4,360,069
Brazil Notas do Tesouro Nacional Serie F BRL (g) 10.000% 1/01/27	963,000	301,041
Colombia Government International Bond 5.625% 2/26/44	520,000	566,800

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ecuador Government International Bond (a) 7.875% 1/23/28	$330,000	$317,691
Egypt Government International Bond (a) 5.577% 2/21/23	370,000	375,254
Indonesia Government International Bond 3.500% 1/11/28	400,000	382,678
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	430,712
Indonesia Government International Bond 4.350% 1/11/48	450,000	429,044
Indonesia Government International Bond (d) 5.125% 1/15/45	760,000	791,490
Indonesia Government International Bond (a) 5.125% 1/15/45	200,000	208,287
Kenya Government International Bond (d) 6.875% 6/24/24	200,000	208,808
Kenya Government International Bond (a) 7.250% 2/28/28	200,000	209,052
Kuwait International Government Bond (a) 3.500% 3/20/27	530,000	519,489
Mexican Bonos MXN (g) 6.500% 6/09/22	92,558,000	4,958,981
Mexican Bonos MXN (g) 7.750% 11/13/42	26,885,600	1,501,024
Mexican Bonos MXN (g) 8.000% 11/07/47	18,820,000	1,080,049
Mexican Bonos MXN (g) 8.500% 11/18/38	30,070,000	1,806,906
Mexico Government International Bond 4.750% 3/08/44	1,220,000	1,186,450
Nigeria Government International Bond (a) 6.500% 11/28/27	200,000	202,612
Nigeria Government International Bond (a) 7.143% 2/23/30	210,000	217,875
Peruvian Government International Bond 5.625% 11/18/50	160,000	192,400
Peruvian Government International Bond 6.550% 3/14/37	540,000	691,200

	Principal Amount	Value
Provincia de Buenos Aires (a) 6.500% 2/15/23	$170,000	$174,250
Provincia de Buenos Aires (a) 7.875% 6/15/27	160,000	166,000
Republic of Poland Government International Bond 4.000% 1/22/24	490,000	509,110
Russian Federal Bond — OFZ RUB (g) 7.000% 8/16/23	27,320,000	488,004
Russian Federal Bond — OFZ RUB (g) 7.050% 1/19/28	221,886,000	3,902,405
Russian Federal Bond — OFZ RUB (g) 7.750% 9/16/26	8,260,000	152,402
Russian Federal Bond — OFZ RUB (g) 8.150% 2/03/27	36,350,000	688,453

		34,561,290

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $35,103,432)		34,561,290

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.3%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. Series 3422, Class AI STEP 0.250% 1/15/38	21,269	149
Series 334, Class S7 1 mo. LIBOR + 6.100%, FRN 4.323% 8/15/44	274,081	48,989
Series 3621, Class SB 1 mo. LIBOR + 6.230%, FRN 4.453% 1/15/40	57,182	8,904
Series 4203, Class PS 1 mo. LIBOR + 6.250%, FRN 4.473% 9/15/42	297,340	42,498
Series 3973, Class SA 1 mo. LIBOR + 6.490%, FRN 4.713% 12/15/41	361,298	64,222
Series R007, Class ZA 6.000% 5/15/36	155,022	172,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K007, Class X1 VRN 1.037% 4/25/20 (b)	331,338	5,621
Series K712, Class X1 VRN 1.335% 11/25/19 (b)	881,178	14,060

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series K015, Class X1 VRN 1.591% 7/25/21 (b)	$362,544	$15,803
Federal Home Loan Mortgage Corp. Strips Series 353, Class S1 1 mo. LIBOR + 6.000%, FRN 4.223% 12/15/46	541,283	98,180
Federal National Mortgage Association Series 2005-88, Class IP 1.369% 10/25/35	69,398	4,846
Series 2006-118, Class IP2 1.425% 12/25/36	128,203	7,761
Series 2006-88, Class IP 1.542% 4/25/36	98,610	5,761
Series 2006-118, Class IP1 1.966% 12/25/36	190,221	15,301
Series 2006-59, Class IP 1.974% 7/25/36	150,203	12,175
Series 409, Class C2 3.000% 4/25/27	186,869	16,167
Series 409, Class C13 3.500% 11/25/41	191,116	35,822
Series 409, Class C18 4.000% 4/25/42	206,747	45,075
Series 2013-124, Class SB 1 mo. LIBOR + 5.950%, FRN 4.079% 12/25/43	626,153	108,119
Series 2016-61, Class BS 1 mo. LIBOR + 6.100%, FRN 4.229% 9/25/46	211,393	30,970
Series 2016-60, Class QS 1 mo. LIBOR + 6.100%, FRN 4.229% 9/25/46	448,090	64,109
Series 2017-76, Class SB FRN 4.229% 10/25/57 (a)	1,268,202	229,233
Series 2012-133, Class CS 1 mo. LIBOR + 6.150%, FRN 4.279% 12/25/42	200,892	34,388
Series 2012-134, Class SK 1 mo. LIBOR + 6.150%, FRN 4.279% 12/25/42	381,570	68,705
Series 2013-54, Class BS 1 mo. LIBOR + 6.150%, FRN 4.279% 6/25/43	508,495	92,814
Series 2017-85, Class SC FRN 4.329% 11/25/47	365,476	62,099
Series 409, Class C22 4.500% 11/25/39	117,902	24,223
Series 2012-35, Class SC 1 mo. LIBOR + 6.500%, FRN 4.629% 4/25/42	175,602	32,543
Series 2011-87, Class SG 1 mo. LIBOR + 6.550%, FRN 4.679% 4/25/40	341,795	41,471

	Principal Amount	Value
Series 2011-96, Class SA 1 mo. LIBOR + 6.550%, FRN 4.679% 10/25/41	$359,539	$55,686
Series 2012-74, Class SA 1 mo. LIBOR + 6.650%, FRN 4.779% 3/25/42	96,132	13,267
Series 2011-59, Class NZ 5.500% 7/25/41	677,406	738,108
Series 2013-9, Class CB 5.500% 4/25/42	587,316	641,070
Series 2012-46, Class BA 6.000% 5/25/42	159,815	177,003
Series 2012-28, Class B 6.500% 6/25/39	43,432	46,600
Series 2013-9, Class BC 6.500% 7/25/42	171,099	192,457
Series 2012-51, Class B 7.000% 5/25/42	132,183	149,634
Federal National Mortgage Association ACES Series 2014-M4, Class X2 VRN 0.253% 3/25/24 (b)	5,158,276	69,553
Series 20175-M15, Class ATS2 VRN 3.136% 11/25/27 (b)	40,000	39,454
Government National Mortgage Association Series 2012-144, Class IO VRN 0.467% 1/16/53 (b)	7,238,945	229,082
Series 2012-135, Class IO VRN 0.603% 1/16/53 (b)	5,875,700	201,686
Series 2014-186, Class IO VRN 0.780% 8/16/54 (b)	2,821,059	138,746
Series 2014-22, Class IA VRN 0.822% 11/20/42 (b)	56,531	1,992
Series 2017-H18, Class BI VRN 1.639% 9/20/67 (b)	5,069,264	536,150
Series 2012-H27, Class AI VRN 1.771% 10/20/62 (b)	977,081	70,811
Series 2017-H20, Class IB VRN 1.965% 10/20/67 (b)	100,075	13,050
Series 2010-H28, Class FE 1 mo. USD LIBOR + .400%, FRN 1.975% 12/20/60	191,120	191,006
Series 2011-H08, Class FG 1 mo. USD LIBOR + .480%, FRN 2.055% 3/20/61	185,521	185,803
Series 2011-H09, Class AF 1 mo. USD LIBOR + .500%, FRN 2.075% 3/20/61	128,156	128,417
Series 2017-H15, Class KI VRN 2.158% 7/20/67 (b)	201,067	26,634
Series 2012-66, Class CI 3.500% 2/20/38	180,120	14,357

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2013-53, Class OI 3.500% 4/20/43	$1,204,650	$189,510
Series 2014-117, Class SJ 1 mo. LIBOR + 5.600%, FRN 3.778% 8/20/44	99,554	13,442
Series 2014-176, Class IA 4.000% 11/20/44	134,753	24,625
Series 2015-167, Class OI 4.000% 4/16/45	138,441	31,512
Series 2016-135, Class SB 1 mo. LIBOR + 6.100%, FRN 4.314% 10/16/46	175,495	37,905
Series 2016-21, Class ST 1 mo. LIBOR + 6.150%, FRN 4.328% 2/20/46	148,307	26,869
Series 2016-84, Class IG 4.500% 11/16/45	645,801	131,049
Series 2010-31, Class GS 1 mo. LIBOR + 6.500%, FRN 4.678% 3/20/39	16,717	906
Series 2010-85, Class HS 1 mo. LIBOR + 6.650%, FRN 4.828% 1/20/40	65,040	7,011

		5,726,121

Pass-Through Securities — 25.1%
Federal Home Loan Mortgage Corp. Pool #U90245 3.500% 10/01/42	127,374	128,443
Pool #U99045 3.500% 3/01/43	585,420	590,336
Pool #U99114 3.500% 2/01/44	70,803	71,398
Pool #U99124 3.500% 3/01/45	627,895	633,169
Pool #G14492 4.000% 10/01/25	352,077	363,463
Pool #U90316 4.000% 10/01/42	58,039	59,587
Pool #U91254 4.000% 4/01/43	136,781	140,473
Pool #U99054 4.000% 6/01/43	1,498,719	1,538,704
Pool #Q19135 4.000% 6/01/43	61,270	63,479
Pool #Q19236 4.000% 6/01/43	53,886	55,930
Pool #Q19985 4.000% 7/01/43	1,718,081	1,780,026
Pool #Q19615 4.000% 7/01/43	60,757	62,948
Pool #U95137 4.000% 8/01/43	67,307	69,124

	Principal Amount	Value
Pool #C09071 4.000% 2/01/45	$878,262	$901,694
Pool #Q40459 4.000% 3/01/46	1,394,340	1,433,719
Pool #G08771 4.000% 7/01/47	1,284,868	1,319,248
Pool #V83342 4.000% 8/01/47	379,270	389,418
Pool #U99076 4.500% 12/01/43	488,826	517,640
Pool #U92272 4.500% 12/01/43	70,636	74,800
Pool #U99084 4.500% 2/01/44	430,506	455,882
Pool #U99091 4.500% 3/01/44	143,549	152,101
Pool #Q26207 4.500% 5/01/44	54,198	57,173
Pool #G08683 4.500% 12/01/45	56,889	59,709
Pool #Q47940 4.500% 2/01/47	880,319	923,407
Pool #V83157 4.500% 4/01/47	3,568,401	3,743,058
Pool #Q49177 4.500% 6/01/47	636,566	667,772
Pool #G06496 5.000% 6/01/41	94,957	102,528
Pool #G06875 5.500% 12/01/38	12,573	13,801
Pool #G07509 6.500% 9/01/39	22,299	25,094
Pool #G06669 6.500% 9/01/39	25,548	28,995
Pool #G07335 7.000% 3/01/39	57,574	65,882
Federal Home Loan Mortgage Corp. TBA Pool #2879 3.000% 9/01/44 (c)	6,800,000	6,630,531
Pool #270 3.500% 3/01/45 (c)	2,525,000	2,530,622
Pool #2789 4.000% 7/01/44 (c)	3,700,000	3,797,270
Federal National Mortgage Association
Pool #AP9633 2.500% 10/01/42	119,335	112,557
Pool #AM8674 2.810% 4/01/25	50,000	49,039
Pool #AN5723 2.940% 7/01/27	600,000	583,763
Pool #AQ7306 3.000% 1/01/43	62,680	61,588

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR1202 3.000% 1/01/43	$64,711	$63,584
Pool #AS8359 3.000% 11/01/46	979,694	957,115
Pool #BE0072 3.000% 11/01/46	1,603,214	1,567,517
Pool #AN8048 3.080% 1/01/28	210,000	205,747
Pool #MA1177 3.500% 9/01/42	59,687	60,210
Pool #MA1213 3.500% 10/01/42	369,021	372,250
Pool #AS6328 3.500% 12/01/45	1,607,393	1,615,681
Pool #AS6340 3.500% 12/01/45	246,467	248,431
Pool #AS6541 3.500% 1/01/46	245,552	247,816
Pool #AS6562 3.500% 1/01/46	245,102	247,055
Pool #CA0907 3.500% 12/01/47	99,058	99,631
Pool #BF0145 3.500% 3/01/57	3,090,170	3,090,170
Pool #AK8441 4.000% 4/01/42	53,199	55,023
Pool #AO2711 4.000% 5/01/42	51,600	53,369
Pool #AO6086 4.000% 6/01/42	47,033	48,617
Pool #AP0692 4.000% 7/01/42	40,249	41,604
Pool #AP5333 4.000% 7/01/42	165,794	171,584
Pool #AP2530 4.000% 8/01/42	38,140	39,430
Pool #AP2958 4.000% 8/01/42	37,013	38,259
Pool #AP4903 4.000% 9/01/42	51,741	53,491
Pool #AP7399 4.000% 9/01/42	109,442	113,127
Pool #AP9229 4.000% 10/01/42	45,087	46,605
Pool #AP9766 4.000% 10/01/42	238,167	244,474
Pool #MA1217 4.000% 10/01/42	295,035	302,849
Pool #AQ3599 4.000% 11/01/42	37,940	39,223
Pool #MA1253 4.000% 11/01/42	175,236	179,877

	Principal Amount	Value
Pool #AQ7003 4.000% 12/01/42	$91,667	$94,725
Pool #AQ4555 4.000% 12/01/42	87,748	90,799
Pool #AQ7082 4.000% 1/01/43	114,460	118,278
Pool #AL3508 4.000% 4/01/43	60,433	62,685
Pool #AQ4078 4.000% 6/01/43	57,780	59,933
Pool #AQ4080 4.000% 6/01/43	52,560	54,453
Pool #AT8394 4.000% 6/01/43	58,322	60,495
Pool #AB9683 4.000% 6/01/43	108,431	112,268
Pool #AT9637 4.000% 7/01/43	184,177	190,810
Pool #AT9653 4.000% 7/01/43	123,241	127,834
Pool #AT9657 4.000% 7/01/43	99,688	103,216
Pool #AS0070 4.000% 8/01/43	67,087	68,885
Pool #MA1547 4.000% 8/01/43	70,651	72,544
Pool #AS4347 4.000% 1/01/45	126,047	130,350
Pool #AS9453 4.000% 4/01/47	1,374,370	1,416,996
Pool #AS9588 4.000% 5/01/47	377,242	388,943
Pool #BH2623 4.000% 8/01/47	3,998,106	4,104,305
Pool #BJ9930 4.000% 4/01/48	3,600,000	3,697,031
Pool #MA0706 4.500% 4/01/31	36,781	38,701
Pool #MA0734 4.500% 5/01/31	119,874	126,130
Pool #MA0776 4.500% 6/01/31	39,646	41,716
Pool #MA0913 4.500% 11/01/31	29,016	30,530
Pool #MA0939 4.500% 12/01/31	34,650	36,459
Pool #993117 4.500% 1/01/39	9,036	9,561
Pool #AA0856 4.500% 1/01/39	15,604	16,511
Pool #AA2450 4.500% 2/01/39	5,093	5,389

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA3495 4.500% 2/01/39	$17,784	$18,818
Pool #935520 4.500% 8/01/39	38,593	40,812
Pool #AD5481 4.500% 5/01/40	723,594	764,522
Pool #AD6914 4.500% 6/01/40	81,285	85,883
Pool #AD8685 4.500% 8/01/40	182,935	193,282
Pool #MA1591 4.500% 9/01/43	130,003	137,519
Pool #MA1629 4.500% 10/01/43	134,695	142,482
Pool #AL4341 4.500% 10/01/43	11,886	12,536
Pool #AU6423 4.500% 10/01/43	284,170	299,710
Pool #MA1664 4.500% 11/01/43	70,462	74,535
Pool #MA1711 4.500% 12/01/43	134,927	142,727
Pool #AL4741 4.500% 1/01/44	63,953	67,651
Pool #AW0318 4.500% 2/01/44	322,756	340,205
Pool #AL5562 4.500% 4/01/44	31,815	33,555
Pool #AL5540 4.500% 7/01/44	116,289	123,066
Pool #890604 4.500% 10/01/44	614,116	649,715
Pool #AS4271 4.500% 1/01/45	66,146	70,291
Pool #AS8577 4.500% 12/01/46	1,967,141	2,062,424
Pool #AS9615 4.500% 5/01/47	877,259	921,122
Pool #BF0148 4.500% 4/01/56	4,011,485	4,253,428
Pool #915154 5.000% 4/01/37	78,350	84,676
Pool #974965 5.000% 4/01/38	232,051	250,788
Pool #983077 5.000% 5/01/38	64,645	69,864
Pool #310088 5.000% 6/01/38	60,695	65,596
Pool #AE2266 5.000% 3/01/40	111,639	120,635
Pool #937948 5.500% 6/01/37	8,941	9,799

	Principal Amount	Value
Pool #995072 5.500% 8/01/38	$30,717	$33,793
Pool #BF0141 5.500% 9/01/56	949,888	1,047,808
Pool #481473 6.000% 2/01/29	49	54
Pool #867557 6.000% 2/01/36	2,458	2,709
Pool #AE0469 6.000% 12/01/39	225,049	251,271
Pool #AL4324 6.500% 5/01/40	152,992	172,001
Pool #AE0758 7.000% 2/01/39	86,420	98,809
Federal National Mortgage Association TBA Pool #5650 3.000% 10/01/29 (c)	7,500,000	7,491,211
Pool #6237 3.000% 5/01/44 (c)	12,300,000	11,997,304
Pool #1058 3.500% 12/01/44 (c)	1,000,000	1,002,109
Pool #20567 4.500% 4/01/42 (c)	11,300,000	11,831,453
Pool #29647 5.000% 6/01/37 (c)	4,300,000	4,592,266
Government National Mortgage Association Pool #487588 6.000% 4/15/29	2,531	2,790
Pool #595077 6.000% 10/15/32	484	543
Pool #596620 6.000% 10/15/32	412	462
Pool #604706 6.000% 10/15/33	65,459	73,562
Pool #636251 6.000% 3/15/35	5,644	6,378
Pool #782034 6.000% 1/15/36	70,469	79,594
Pool #658029 6.000% 7/15/36	29,268	33,036
Government National Mortgage Association II Pool #MA4836 3.000% 11/20/47	691,919	681,378
Pool #BC4732 3.500% 10/20/47	690,458	696,337
Pool #BD0384 3.500% 10/20/47	493,048	497,247
Pool #MA4837 3.500% 11/20/47	98,813	99,840
Pool #MA4653 4.000% 8/20/47	2,333,972	2,400,801

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #783298 4.500% 4/20/41	$281,620	$297,285
Pool #783368 4.500% 7/20/41	38,721	40,857
Pool #4747 5.000% 7/20/40	169,028	183,151
Government National Mortgage Association II TBA Pool #587 3.000% 4/01/45 (c)	800,000	787,125
Pool #304 3.500% 7/01/45 (c)	3,300,000	3,331,711
Pool #1235 4.000% 3/01/45 (c)	6,200,000	6,373,407
Pool #1019 4.500% 10/01/42 (c)	18,060,000	18,783,810

		135,642,400

Whole Loans — 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M2 1 mo. USD LIBOR + 3.250%, FRN 5.122% 7/25/29	3,130,000	3,348,769
Series 2015-HQ1, Class M3 1 mo. USD LIBOR + 3.800%, FRN 5.672% 3/25/25	1,170,000	1,256,395
Series 2017-DNA1, Class B1 1 mo. USD LIBOR + 4.950%, FRN 6.822% 7/25/29	1,450,000	1,604,396

		6,209,560

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $148,758,264)		147,578,081

U.S. TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Bonds & Notes — 25.3%
U.S. Treasury Bond 2.500% 2/15/45	950,000	867,432
U.S. Treasury Bond 2.750% 11/15/47	6,450,000	6,165,923
U.S. Treasury Bond 3.000% 2/15/47	10,200,000	10,254,187
U.S. Treasury Bond 3.000% 5/15/47	3,040,000	3,055,200
U.S. Treasury Bond 3.000% 2/15/48	2,650,000	2,665,061
U.S. Treasury Bond 3.625% 2/15/44	590,000	661,019
U.S. Treasury Bond 3.750% 11/15/43	30,880,000	35,277,383

	Principal Amount	Value
U.S. Treasury Inflation Index 0.625% 2/15/43	$1,314,587	$1,239,291
U.S. Treasury Inflation Index 0.750% 2/15/42	789,386	768,731
U.S. Treasury Inflation Index 1.375% 2/15/44	2,189,739	2,434,910
U.S. Treasury Inflation Index 2.125% 2/15/40	389,705	491,862
U.S. Treasury Note 1.000% 11/30/18	4,000,000	3,972,812
U.S. Treasury Note 1.125% 9/30/21	40,000	38,210
U.S. Treasury Note 1.250% 12/31/18	10,000,000	9,938,672
U.S. Treasury Note 1.375% 5/31/21	7,440,000	7,201,252
U.S. Treasury Note 1.500% 12/31/18	250,000	248,906
U.S. Treasury Note 1.500% 2/28/19	23,300,000	23,173,260
U.S. Treasury Note 1.625% 7/31/19	270,000	267,983
U.S. Treasury Note 1.625% 4/30/23	1,510,000	1,441,608
U.S. Treasury Note 1.875% 4/30/22	870,000	848,454
U.S. Treasury Note 2.000% 2/15/25	9,660,000	9,243,412
U.S. Treasury Note 2.125% 3/31/24	9,760,000	9,479,686
U.S. Treasury Note 2.250% 11/15/25	2,500,000	2,420,019
U.S. Treasury Note 2.250% 2/15/27	4,110,000	3,950,778
U.S. Treasury Note 2.750% 2/15/28	318,000	318,148

		136,424,199

TOTAL U.S. TREASURY OBLIGATIONS (Cost $137,694,013)		136,424,199

TOTAL BONDS & NOTES (Cost $599,274,928)		597,421,452

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $228,673)		224,729

TOTAL LONG-TERM INVESTMENTS (Cost $599,629,209)		597,772,615

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%
Discount Notes — 0.7%
Federal Home Loan Bank Discount Notes, 1.485%, due 4/25/18	$1,500,000	$1,498,409
Federal Home Loan Bank Discount Notes, 1.822%, due 6/15/18	2,080,000	2,072,645

		3,571,054

Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (h)	17,302,740	17,302,740

TOTAL SHORT-TERM INVESTMENTS (Cost $20,873,528)		20,873,794

TOTAL INVESTMENTS — 114.5% (Cost $620,502,737) (i)		618,646,409

Other Assets/(Liabilities) — (14.5)%		(78,473,828)

NET ASSETS — 100.0%		$540,172,581

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $69,067,135 or 12.79% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $1,397,197 or 0.26% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $692,118 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	Maturity value of $17,304,163. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $17,649,829.
(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Options contracts at March 31, 2018:

	Units		Notional Amount	Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
	188	USD	18,800,000	4/20/18	U.S. Treasury Note 5 Year Future, Strike 114.50	$45,815	$52,875	$7,060
	130	USD	13,000,000	4/20/18	U.S. Treasury Note 10 Year Future, Strike 121.50	23,140	40,625	17,485
	206	USD	20,600,000	4/20/18	U.S. Treasury Note 10 Year Future, Strike 121.75	43,620	45,062	1,442
	101	USD	10,100,000	4/20/18	U.S. Treasury Note 10 Year Future, Strike 122.00	15,964	18,938	2,974
	5,328,000	USD	5,328,000	4/27/18	USD Call EUR Put, Strike 1.23	51,310	34,808	(16,502)
	5,170,000	USD	5,170,000	5/11/18	USD Call EUR Put, Strike 1.23	48,824	32,421	(16,403)

						$228,673	$224,729	$(3,944)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Written Options contracts at March 31, 2018:

	Units		Notional Amount	Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
	125	USD	12,500,000	4/20/18	U.S. Treasury Bond Future Call, Strike 147.00	$77,869	$113,281	$(35,412)
	93	USD	9,300,000	5/25/18	U.S. Treasury Note 10 Year Future, Strike 121.50	34,708	56,672	(21,964)
	1,310,000	USD	1,310,000	7/05/18	USD Call MXN Put, Strike 21.70	25,566	1,707	23,859

						138,143	171,660	(33,517)

Put
	174	USD	17,400,000	4/20/18	U.S. Treasury Note 10 Year Future, Strike 119.50	$36,124	$8,156	$27,968
	5,328,000	USD	5,328,000	4/27/18	USD Put EUR Call, Strike 1.27	43,477	3,447	40,030
	5,170,000	USD	5,170,000	5/11/18	USD Put EUR Call, Strike 1.26	44,506	11,508	32,998

						124,107	23,111	100,996

						$262,250	$194,771	$67,479

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
IDR	31,192,360,000	Bank of America N.A.	4/19/18	$2,304,060	$(41,268)
INR	165,360,000	Bank of America N.A.	4/19/18	2,570,456	(39,929)

				4,874,516	(81,197)

IDR	20,505,280,000	Barclays Bank PLC	4/19/18	1,529,560	(42,042)
INR	85,170,000	Barclays Bank PLC	4/19/18	1,317,870	(14,501)
MXN	39,378,320	Barclays Bank PLC	4/19/18	2,062,038	98,700
MXN	5,773,300	Barclays Bank PLC	7/09/18	290,572	22,253

				5,200,040	64,410

ARS	32,230,000	Citibank N.A.	4/09/18	1,646,583	(49,959)
ARS	32,230,000	Citibank N.A.	10/03/18	1,456,803	(541)
BRL	15,548,900	Citibank N.A.	4/19/18	4,772,749	(69,182)
CAD	5,354,670	Citibank N.A.	4/19/18	4,293,938	(136,320)
EUR	4,230,000	Citibank N.A.	4/19/18	5,226,706	(16,382)

				17,396,779	(272,384)

				$27,471,335	$(289,171)

Contracts to Deliver
JPY	589,341,790	Bank of America N.A.	4/19/18	$5,424,447	$(119,330)
MXN	5,773,300	Bank of America N.A.	7/09/18	290,481	(22,344)

				5,714,928	(141,674)

CNY	40,663,913	Barclays Bank PLC	4/19/18	6,214,208	(245,194)
EUR	801,359	Barclays Bank PLC	4/19/18	979,890	(7,188)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
GBP	478,770	Barclays Bank PLC	4/19/18	$657,775	$(14,365)
JPY	9,876,225	Barclays Bank PLC	4/19/18	89,230	(3,673)
PHP	257,796,000	Barclays Bank PLC	4/19/18	5,099,015	162,286

				13,040,118	(108,134)

ARS	32,230,000	Citibank N.A.	4/09/18	1,593,669	(2,956)
CNH	5,420,000	Citibank N.A.	4/19/18	826,787	(36,829)
EUR	3,090,000	Citibank N.A.	4/19/18	3,844,313	38,190

				6,264,769	(1,595)

				$25,019,815	$(251,403)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	6/20/18	132	$15,934,937	$55,626
U.S. Treasury Ultra Long Bond	6/20/18	243	37,895,444	1,098,462
U.S. Treasury Note 5 Year	6/29/18	1,345	153,470,306	479,656
90 Day Eurodollar	12/16/19	469	114,039,982	(55,394)
90 Day Eurodollar	6/15/20	317	77,166,296	(135,296)

				$1,443,054

Futures Contracts — Short
Euro Bund	6/07/18	237	$(45,799,646)	$(692,785)
Japanese Government Bond 10 Year	6/13/18	6	(8,497,488)	(4,180)
90 Day Eurodollar	6/18/18	242	(59,120,727)	12,227
Euro FX	6/18/18	5	(776,213)	3,807
U.S. Treasury Long Bond	6/20/18	139	(19,950,638)	(430,237)
U.S. Treasury Ultra 10 Year	6/20/18	78	(9,982,083)	(146,948)
U.S. Treasury Note 2 Year	6/29/18	52	(11,060,469)	4,781
90 Day Eurodollar	9/17/18	569	(138,792,776)	(78,787)
90 Day Eurodollar	12/17/18	133	(32,573,836)	153,423

				$(1,178,699)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	3,380,000	12/20/22	Quarterly	(5.000%)	CDX.NA.HY.29†	$7,839	$(227,211)	$(219,372)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	18,520,000	12/20/22	Quarterly	1.000%	CDX.NA.IG.29† (Ratings: BBB+)*	$(37,723)	$381,436	$343,713
	USD	12,670,000	6/20/23	Quarterly	1.000%	CDX.NA.IG.30† (Ratings: BBB+)*	(4,408)	213,526	209,118

							$(42,131)	$594,962	$552,831

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	2,389,800	8/23/47	Annually/Semi-Annually	Fixed 1.498%	6-Month EURIBOR	$(15,306)	$2,439	$(12,867)
	USD	12,987,000	5/31/22	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.250%	(250,711)	24,117	(226,594)
	USD	81,176,000	5/15/23	Quarterly/ Quarterly	3-Month USD-LIBOR-BBA	1-Day Federal Funds H.15	83,738	(35,056)	48,682
	USD	7,951,000	11/15/43	Semi-Annually/ Quarterly	Fixed 2.950%	3-Month USD-LIBOR-BBA	(121,177)	18,367	(102,810)
	USD	16,195,000	11/15/43	Quarterly/ Semi-Annually	Fixed 2.474%	3-Month USD-LIBOR-BBA	885,329	361,712	1,247,041

							$581,873	$371,579	$953,452

Collateral for swap agreements held by Goldman Sachs International amounted to $1,029,443 in cash at March 31, 2018.

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.0%
Basic Materials — 3.8%
Chemicals — 3.2%
Ashland Global Holdings, Inc.	1,400	$97,706
Celanese Corp. Series A	4,700	470,987
CF Industries Holdings, Inc.	67,555	2,548,850
The Chemours Co.	6,400	311,744
DowDuPont, Inc.	106,775	6,802,635
Eastman Chemical Co.	4,900	517,342
Huntsman Corp.	7,300	213,525
LyondellBasell Industries NV Class A	15,700	1,659,176
PPG Industries, Inc.	8,500	948,600
RPM International, Inc.	3,900	185,913
Westlake Chemical Corp.	4,200	466,830

		14,223,308

Forest Products & Paper — 0.2%
International Paper Co.	13,500	721,305

Iron & Steel — 0.3%
Nucor Corp.	10,800	659,772
Reliance Steel & Aluminum Co.	2,500	214,350
Steel Dynamics, Inc.	8,100	358,182

		1,232,304

Mining — 0.1%
Newmont Mining Corp.	11,200	437,584

		16,614,501

Communications — 10.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	13,100	301,693

Internet — 0.1%
CDW Corp.	5,200	365,612

Media — 5.3%
Comcast Corp. Class A	228,577	7,810,476
News Corp. Class A	13,100	206,980
Time Warner, Inc.	39,500	3,735,910
Twenty-First Century Fox, Inc. Class B	183,980	6,691,353
The Walt Disney Co.	50,100	5,032,044

		23,476,763

Telecommunications — 5.2%
ARRIS International PLC (a)	6,000	159,420
Cisco Systems, Inc.	262,883	11,275,052
Motorola Solutions, Inc.	5,600	589,680
Verizon Communications, Inc.	231,004	11,046,611

		23,070,763

		47,214,831

	Number of Shares	Value
Consumer, Cyclical — 7.9%
Airlines — 0.8%
American Airlines Group, Inc.	16,500	$857,340
Delta Air Lines, Inc.	24,200	1,326,402
JetBlue Airways Corp. (a)	9,900	201,168
Southwest Airlines Co.	20,100	1,151,328

		3,536,238

Apparel — 0.2%
Carter’s, Inc.	1,400	145,740
Hanesbrands, Inc.	11,100	204,462
Michael Kors Holdings Ltd. (a)	3,700	229,696
Ralph Lauren Corp.	2,000	223,600

		803,498

Auto Manufacturers — 0.9%
Ford Motor Co.	133,000	1,473,640
General Motors Co.	48,800	1,773,392
PACCAR, Inc.	12,000	794,040

		4,041,072

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	4,900	191,394
Aptiv PLC	8,800	747,736
BorgWarner, Inc.	7,200	361,656
Lear Corp.	2,300	428,007

		1,728,793

Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	800	196,640

Home Builders — 0.2%
NVR, Inc. (a)	90	252,000
PulteGroup, Inc.	10,000	294,900
Thor Industries, Inc.	1,700	195,789
Toll Brothers, Inc.	5,800	250,850

		993,539

Leisure Time — 0.6%
Brunswick Corp.	3,100	184,109
Carnival Corp.	18,300	1,200,114
Norwegian Cruise Line Holdings Ltd. (a)	7,400	391,978
Royal Caribbean Cruises Ltd.	7,300	859,502

		2,635,703

Lodging — 0.6%
Hyatt Hotels Corp. Class A	1,300	99,138
Las Vegas Sands Corp.	31,650	2,275,635
Wyndham Worldwide Corp.	3,500	400,505

		2,775,278

Retail — 3.9%
AutoNation, Inc. (a)	2,600	121,628
AutoZone, Inc. (a)	900	583,821

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Best Buy Co., Inc.	10,000	$699,900
CarMax, Inc. (a)	6,300	390,222
Darden Restaurants, Inc.	3,200	272,800
Dollar General Corp.	8,400	785,820
Foot Locker, Inc.	3,200	145,728
The Gap, Inc.	13,300	414,960
Genuine Parts Co.	3,800	341,392
Kohl’s Corp.	5,400	353,754
Lowe’s Cos., Inc.	25,300	2,220,075
Macy’s, Inc.	8,000	237,920
Nordstrom, Inc.	5,800	280,778
PVH Corp.	2,600	393,718
Target Corp.	18,600	1,291,398
The TJX Cos., Inc.	17,400	1,419,144
Tractor Supply Co.	4,300	270,986
Walmart, Inc.	76,813	6,834,053
Williams-Sonoma, Inc.	2,900	153,004

		17,211,101

Textiles — 0.2%
Mohawk Industries, Inc. (a)	2,600	603,772

		34,525,634

Consumer, Non-cyclical — 16.0%
Agriculture — 0.2%
Archer-Daniels-Midland Co.	19,200	832,704

Beverages — 0.5%
PepsiCo, Inc.	18,713	2,042,524

Biotechnology — 2.7%
Amgen, Inc.	22,400	3,818,752
Biogen, Inc. (a)	7,200	1,971,504
Gilead Sciences, Inc.	82,178	6,195,399

		11,985,655

Commercial Services — 0.3%
AMERCO	730	251,923
Booz Allen Hamilton Holding Corp.	4,600	178,112
ManpowerGroup, Inc.	2,300	264,730
United Rentals, Inc. (a)	3,000	518,190
The Western Union Co.	15,700	301,911

		1,514,866

Foods — 1.0%
Conagra Brands, Inc.	10,400	383,552
Ingredion, Inc.	2,200	283,624
The J.M. Smucker Co.	3,900	483,639
The Kroger Co.	24,200	579,348
Pilgrim’s Pride Corp. (a)	8,500	209,185
Tyson Foods, Inc. Class A	36,291	2,656,138

		4,595,486

Health Care – Products — 0.9%
Becton, Dickinson & Co.	18,964	4,109,499

	Number of Shares	Value
Health Care – Services — 3.1%
Aetna, Inc.	10,500	$1,774,500
Anthem, Inc.	34,850	7,656,545
Cigna Corp.	8,300	1,392,242
DaVita, Inc. (a)	6,600	435,204
HCA Healthcare, Inc.	11,900	1,154,300
Laboratory Corp. of America Holdings (a)	3,600	582,300
MEDNAX, Inc. (a)	3,200	178,016
Quest Diagnostics, Inc.	4,400	441,320

		13,614,427

Household Products & Wares — 0.6%
Kimberly-Clark Corp.	23,497	2,587,725

Pharmaceuticals — 6.7%
AbbVie, Inc.	41,200	3,899,580
AmerisourceBergen Corp.	5,200	448,292
Express Scripts Holding Co. (a)	19,300	1,333,244
Johnson & Johnson	111,799	14,327,042
McKesson Corp.	6,600	929,742
Mylan NV (a)	18,400	757,528
Perrigo Co. PLC	4,900	408,366
Pfizer, Inc.	202,100	7,172,529

		29,276,323

		70,559,209

Energy — 7.3%
Oil & Gas — 7.2%
Chevron Corp.	60,400	6,888,016
ConocoPhillips	39,100	2,318,239
Devon Energy Corp.	13,600	432,344
Energen Corp. (a)	3,300	207,438
Helmerich & Payne, Inc.	3,700	246,272
Hess Corp.	113,826	5,761,872
HollyFrontier Corp.	5,700	278,502
Marathon Oil Corp.	29,000	467,770
Marathon Petroleum Corp.	17,100	1,250,181
Murphy Oil Corp.	4,900	126,616
Occidental Petroleum Corp.	47,405	3,079,429
Phillips 66	16,800	1,611,456
Total SA	135,891	7,723,180
Valero Energy Corp.	14,600	1,354,442

		31,745,757

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.	12,900	474,849

		32,220,606

Financial — 28.7%
Banks — 18.1%
The Bank of New York Mellon Corp.	34,600	1,782,938
BB&T Corp.	26,500	1,379,060
BOK Financial Corp.	2,300	227,677
Capital One Financial Corp.	15,600	1,494,792

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CIT Group, Inc.	4,500	$231,750
Citigroup, Inc.	87,700	5,919,750
Citizens Financial Group, Inc.	16,700	701,066
Comerica, Inc.	4,900	470,057
Commerce Bancshares, Inc.	3,495	209,385
Cullen/Frost Bankers, Inc.	2,200	233,354
East West Bancorp, Inc.	5,000	312,700
Fifth Third Bancorp	105,992	3,365,246
The Goldman Sachs Group, Inc.	12,900	3,248,994
Huntington Bancshares, Inc.	36,600	552,660
JP Morgan Chase & Co.	182,407	20,059,298
KeyCorp	36,300	709,665
M&T Bank Corp.	5,200	958,672
Morgan Stanley	190,175	10,261,843
Northern Trust Corp.	6,700	690,971
The PNC Financial Services Group, Inc.	16,200	2,450,088
Prosperity Bancshares, Inc.	2,400	174,312
Regions Financial Corp.	38,800	720,904
State Street Corp.	52,964	5,282,100
SunTrust Banks, Inc.	16,000	1,088,640
Synovus Financial Corp.	4,100	204,754
US Bancorp	56,500	2,853,250
Webster Financial Corp.	3,200	177,280
Wells Fargo & Co.	254,983	13,363,659
Western Alliance Bancorp (a)	3,000	174,330
Zions Bancorp	6,700	353,291

		79,652,486

Diversified Financial Services — 2.6%
Alliance Data Systems Corp.	1,900	404,434
Ally Financial, Inc.	14,700	399,105
American Express Co.	29,700	2,770,416
Ameriprise Financial, Inc.	13,363	1,976,922
Credit Acceptance Corp. (a)	530	175,118
Discover Financial Services	13,000	935,090
E*TRADE Financial Corp. (a)	8,600	476,526
FNF Group	7,700	308,154
Franklin Resources, Inc.	18,200	631,176
Invesco Ltd.	13,100	419,331
Lazard Ltd. Class A	4,500	236,520
Nasdaq, Inc.	4,600	396,612
Raymond James Financial, Inc.	4,400	393,404
Santander Consumer USA Holdings, Inc.	12,300	200,490
Synchrony Financial	25,925	869,265
T. Rowe Price Group, Inc.	7,800	842,166

		11,434,729

Insurance — 7.2%
Aflac, Inc.	26,500	1,159,640
Alleghany Corp.	640	393,241
The Allstate Corp.	12,500	1,185,000
American Financial Group, Inc.	5,700	639,654

	Number of Shares	Value
American International Group, Inc.	92,583	$5,038,367
Athene Holding Ltd. Class A (a)	4,900	234,269
Brighthouse Financial, Inc. (a)	28,938	1,487,413
Chubb Ltd.	15,900	2,174,643
Cincinnati Financial Corp.	5,700	423,282
Everest Re Group Ltd.	1,100	282,502
The Hartford Financial Services Group, Inc.	12,200	628,544
Lincoln National Corp.	7,500	547,950
Loews Corp.	103,642	5,154,117
Markel Corp. (a)	510	596,827
MetLife, Inc.	86,212	3,956,269
Old Republic International Corp.	8,600	184,470
Principal Financial Group, Inc.	9,300	566,463
Prudential Financial, Inc.	14,400	1,491,120
Reinsurance Group of America, Inc.	2,200	338,800
RenaissanceRe Holdings Ltd.	1,000	138,510
Torchmark Corp.	9,400	791,198
The Travelers Cos., Inc.	21,300	2,957,718
Unum Group	7,600	361,836
Voya Financial, Inc.	6,400	323,200
W.R. Berkley Corp.	4,200	305,340
Willis Towers Watson PLC	4,600	700,074

		32,060,447

Real Estate — 0.1%
Jones Lang LaSalle, Inc.	1,500	261,960

Real Estate Investment Trusts (REITS) — 0.6%
Equity Residential	42,713	2,631,975

Savings & Loans — 0.1%
Investors Bancorp, Inc.	9,400	128,216
New York Community Bancorp, Inc.	16,700	217,601

		345,817

		126,387,414

Industrial — 8.9%
Aerospace & Defense — 3.1%
The Boeing Co.	14,365	4,709,996
Harris Corp.	34,430	5,552,871
Spirit AeroSystems Holdings, Inc. Class A	4,100	343,170
United Technologies Corp.	25,800	3,246,156

		13,852,193

Building Materials — 1.2%
Johnson Controls International PLC	135,270	4,766,915
Owens Corning	3,900	313,560

		5,080,475

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,015	1,093,824
Hubbell, Inc.	1,300	158,314

		1,252,138

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.3%
Arrow Electronics, Inc. (a)	3,100	$238,762
Avnet, Inc.	4,200	175,392
Corning, Inc.	40,100	1,117,988
Garmin Ltd.	6,500	383,045
Gentex Corp.	9,300	214,086
Honeywell International, Inc.	24,700	3,569,397
SYNNEX Corp.	900	106,560

		5,805,230

Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,000	295,080

Machinery – Construction & Mining — 0.0%
Oshkosh Corp.	2,600	200,902

Machinery – Diversified — 0.3%
AGCO Corp.	2,700	175,095
Cummins, Inc.	5,800	940,122

		1,115,217

Miscellaneous – Manufacturing — 0.7%
Carlisle Cos., Inc.	2,100	219,261
Eaton Corp. PLC	15,100	1,206,641
Ingersoll-Rand PLC	8,600	735,386
Pentair PLC	5,000	340,650
Textron, Inc.	8,800	518,936
Trinity Industries, Inc.	4,900	159,887

		3,180,761

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	4,400	223,300
Packaging Corp. of America	3,000	338,100
Sonoco Products Co.	3,300	160,050

		721,450

Transportation — 1.7%
FedEx Corp.	7,000	1,680,770
Kansas City Southern	2,900	318,565
Norfolk Southern Corp.	6,500	882,570
United Parcel Service, Inc. Class B	45,740	4,787,148

		7,669,053

		39,172,499

Technology — 11.4%
Computers — 4.7%
Apple, Inc.	83,500	14,009,630
Hewlett Packard Enterprise Co.	40,400	708,616
HP, Inc.	56,300	1,234,096
International Business Machines Corp.	31,700	4,863,731

		20,816,073

Office & Business Equipment — 0.1%
Xerox Corp.	8,250	237,435

	Number of Shares	Value
Semiconductors — 4.0%
Applied Materials, Inc.	31,700	$1,762,837
Intel Corp.	159,500	8,306,760
KLA-Tencor Corp.	5,500	599,555
Lam Research Corp.	5,600	1,137,696
Marvell Technology Group Ltd.	16,500	346,500
Qorvo, Inc. (a)	4,300	302,935
QUALCOMM, Inc.	79,113	4,383,651
Skyworks Solutions, Inc.	6,300	631,638
Teradyne, Inc.	6,700	306,257

		17,777,829

Software — 2.6%
CA, Inc.	14,200	481,380
Microsoft Corp.	55,954	5,106,922
Oracle Corp.	129,200	5,910,900

		11,499,202

		50,330,539

Utilities — 3.3%
Electric — 3.3%
AES Corp.	18,200	206,934
Ameren Corp.	8,300	470,029
American Electric Power Co., Inc.	16,200	1,111,158
DTE Energy Co.	6,300	657,720
Duke Energy Corp.	18,900	1,464,183
Entergy Corp.	6,300	496,314
Eversource Energy	10,000	589,200
PG&E Corp.	52,544	2,308,258
Pinnacle West Capital Corp.	3,900	311,220
Public Service Enterprise Group, Inc.	17,300	869,152
The Southern Co.	96,509	4,310,092
WEC Energy Group, Inc.	10,700	670,890
Westar Energy, Inc.	4,400	231,396
Xcel Energy, Inc.	14,800	673,104

		14,369,650

		14,369,650

TOTAL COMMON STOCK (Cost $400,790,405)		431,394,883

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.3%
Health Care – Products — 0.3%
Becton Dickinson and Co. 6.125%	21,534	1,258,232

Utilities — 0.6%
Electric — 0.6%
Sempra Energy Convertible 6.000%	27,934	2,859,603

TOTAL PREFERRED STOCK (Cost $4,052,501)		4,117,835

TOTAL EQUITIES (Cost $404,842,906)		435,512,718

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Herbalife Ltd. CVR (a) (b) (c)	7,000	$-

TOTAL RIGHTS (Cost $0)		-

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
iShares Russell 1000 Value Index Fund	18,700	2,243,252
T. Rowe Price Reserve Investment Fund	1,006	1,006

		2,244,258

TOTAL MUTUAL FUNDS (Cost $2,269,980)		2,244,258

TOTAL LONG-TERM INVESTMENTS (Cost $407,112,886)		437,756,976

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$2,261,927	2,261,927

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	106,824	106,824

TOTAL SHORT-TERM INVESTMENTS (Cost $2,368,751)		2,368,751

TOTAL INVESTMENTS — 99.9% (Cost $409,481,637) (e)		440,125,727

Other Assets/(Liabilities) — 0.1%		283,680

NET ASSETS — 100.0%		$440,409,407

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $2,262,113. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $2,309,323.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 3.4%
Chemicals — 2.5%
Celanese Corp. Series A	51,773	$5,188,172
DowDuPont, Inc.	382,908	24,395,069

		29,583,241

Forest Products & Paper — 0.9%
International Paper Co.	201,160	10,747,979

		40,331,220

Communications — 6.9%
Media — 1.8%
CBS Corp. Class B	116,520	5,987,963
Comcast Corp. Class A	241,790	8,261,964
Thomson Reuters Corp.	51,140	1,976,561
Viacom, Inc. Class B	172,240	5,349,775

		21,576,263

Telecommunications — 5.1%
AT&T, Inc.	173,943	6,201,068
Cisco Systems, Inc.	627,770	26,925,055
Nokia OYJ Sponsored ADR	1,109,440	6,068,637
Verizon Communications, Inc.	422,404	20,199,359

		59,394,119

		80,970,382

Consumer, Cyclical — 7.1%
Airlines — 0.3%
Southwest Airlines Co.	64,741	3,708,365

Auto Parts & Equipment — 0.3%
Adient PLC	63,521	3,796,015

Home Builders — 0.6%
PulteGroup, Inc.	250,580	7,389,604

Home Furnishing — 0.4%
Whirlpool Corp.	28,427	4,352,458

Housewares — 0.3%
Newell Brands, Inc.	142,000	3,618,160

Leisure Time — 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	126,720	6,712,358

Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	126,946	9,998,267

Retail — 3.7%
The Home Depot, Inc.	47,660	8,494,919
L Brands, Inc.	133,910	5,116,701
Liberty Interactive Corp. QVC Group Class A (a)	370,190	9,317,682
The TJX Cos., Inc.	114,800	9,363,088

	Number of Shares	Value
Walmart, Inc.	123,354	$10,974,805

		43,267,195

		82,842,422

Consumer, Non-cyclical — 17.4%
Agriculture — 3.2%
Altria Group, Inc.	142,901	8,905,590
British American Tobacco PLC	119,738	6,950,930
Philip Morris International, Inc.	216,695	21,539,483

		37,396,003

Commercial Services — 0.4%
Nielsen Holdings PLC	142,970	4,545,016

Cosmetics & Personal Care — 0.5%
Unilever NV NY Shares	113,730	6,413,235

Foods — 1.4%
The Kraft Heinz Co.	71,296	4,441,028
Mondelez International, Inc. Class A	177,710	7,415,838
Tyson Foods, Inc. Class A	61,086	4,470,884

		16,327,750

Health Care – Products — 1.6%
Medtronic PLC	146,067	11,717,495
Zimmer Biomet Holdings, Inc.	71,170	7,760,377

		19,477,872

Health Care – Services — 1.1%
UnitedHealth Group, Inc.	58,330	12,482,620

Pharmaceuticals — 9.2%
Allergan PLC	56,120	9,444,435
AstraZeneca PLC Sponsored ADR	251,270	8,786,912
Bristol-Myers Squibb Co.	183,080	11,579,810
Cardinal Health, Inc.	53,778	3,370,805
CVS Health Corp.	65,260	4,059,825
Eli Lilly & Co.	107,900	8,348,223
Johnson & Johnson	97,007	12,431,447
Merck & Co., Inc.	411,129	22,394,197
Pfizer, Inc.	324,337	11,510,720
Roche Holding AG	47,305	10,849,869
Sanofi ADR	129,806	5,202,624

		107,978,867

		204,621,363

Energy — 10.8%
Oil & Gas — 9.9%
BP PLC Sponsored ADR	257,386	10,434,428
Canadian Natural Resources Ltd.	270,930	8,526,167
Chevron Corp.	223,072	25,439,131
ConocoPhillips	147,506	8,745,631
EOG Resources, Inc.	116,070	12,218,689
Exxon Mobil Corp.	126,010	9,401,606
Marathon Oil Corp.	547,801	8,836,030
Occidental Petroleum Corp.	193,056	12,540,918

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	131,004	$12,565,903
Pioneer Natural Resources Co.	45,360	7,791,941

		116,500,444

Oil & Gas Services — 0.9%
Halliburton Co.	215,040	10,093,978

		126,594,422

Financial — 29.4%
Banks — 17.6%
Bank of America Corp.	1,152,785	34,572,022
Citigroup, Inc.	387,967	26,187,772
The Goldman Sachs Group, Inc.	41,720	10,507,599
JP Morgan Chase & Co.	483,746	53,197,548
KeyCorp	270,140	5,281,237
M&T Bank Corp.	66,880	12,329,997
The PNC Financial Services Group, Inc.	144,170	21,804,271
State Street Corp.	67,282	6,710,034
Wells Fargo & Co.	679,894	35,633,245

		206,223,725

Diversified Financial Services — 3.7%
American Express Co.	143,657	13,400,325
BlackRock, Inc.	20,390	11,045,671
Invesco Ltd.	288,610	9,238,406
Nasdaq, Inc.	114,890	9,905,816

		43,590,218

Insurance — 6.6%
American International Group, Inc.	123,650	6,729,033
Chubb Ltd.	95,760	13,097,095
Loews Corp.	284,754	14,160,816
Marsh & McLennan Cos., Inc.	121,910	10,068,547
MetLife, Inc.	176,050	8,078,935
Principal Financial Group, Inc.	71,268	4,340,934
Unum Group	112,200	5,341,842
XL Group Ltd.	281,944	15,580,225

		77,397,427

Real Estate Investment Trusts (REITS) — 1.5%
Brixmor Property Group, Inc.	289,330	4,412,283
HCP, Inc.	170,206	3,953,885
Park Hotels & Resorts, Inc.	364,524	9,849,438

		18,215,606

		345,426,976

Industrial — 11.8%
Aerospace & Defense — 2.5%
Raytheon Co.	20,226	4,365,175
Triumph Group, Inc.	114,910	2,895,732
United Technologies Corp.	176,164	22,164,955

		29,425,862

	Number of Shares	Value
Building Materials — 1.7%
Fortune Brands Home & Security, Inc.	164,400	$9,681,516
Johnson Controls International PLC	276,826	9,755,348

		19,436,864

Electronics — 0.7%
Koninklijke Philips Electronics NV Sponsored ADR	218,700	8,378,397

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	59,346	9,091,807

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	59,070	8,705,736

Miscellaneous – Manufacturing — 3.4%
3M Co.	36,720	8,060,774
Eaton Corp. PLC	169,370	13,534,357
General Electric Co.	461,147	6,216,262
Ingersoll-Rand PLC	137,800	11,783,278

		39,594,671

Transportation — 2.0%
Norfolk Southern Corp.	44,812	6,084,573
Schneider National, Inc. Class B	211,080	5,500,745
Union Pacific Corp.	90,790	12,204,900

		23,790,218

		138,423,555

Technology — 8.2%
Computers — 2.5%
Cognizant Technology Solutions Corp. Class A	114,810	9,242,205
International Business Machines Corp.	55,169	8,464,580
NetApp, Inc.	180,650	11,144,298

		28,851,083

Semiconductors — 4.3%
Analog Devices, Inc.	61,250	5,581,712
Intel Corp.	380,030	19,791,962
Maxim Integrated Products, Inc.	146,580	8,827,048
QUALCOMM, Inc.	294,904	16,340,631

		50,541,353

Software — 1.4%
Microsoft Corp.	109,340	9,979,462
Oracle Corp.	150,028	6,863,781

		16,843,243

		96,235,679

Utilities — 3.1%
Electric — 3.1%
Dominion Energy, Inc.	63,950	4,312,148
Edison International	119,010	7,576,177
Entergy Corp.	112,593	8,870,077

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eversource Energy	160,920	$9,481,406
NextEra Energy, Inc.	37,880	6,186,940

		36,426,748

		36,426,748

TOTAL COMMON STOCK (Cost $926,565,914)		1,151,872,767

TOTAL EQUITIES (Cost $926,565,914)		1,151,872,767

TOTAL LONG-TERM INVESTMENTS (Cost $926,565,914)		1,151,872,767

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 03/29/18, 0.740%, due 4/02/18 (b)	$20,284,566	20,284,566

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	377,181	377,181

TOTAL SHORT-TERM INVESTMENTS (Cost $20,661,747)		20,661,747

TOTAL INVESTMENTS — 99.8% (Cost $947,227,661) (c)		1,172,534,514

Other Assets/(Liabilities) — 0.2%		1,832,003

NET ASSETS — 100.0%		$1,174,366,517

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $20,286,233. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 1.375%, maturity dates ranging from 9/30/23 – 7/15/24, and an aggregate market value, including accrued interest, of $20,692,948.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	82.6%
Ireland	5.1%
Bermuda	2.7%
United Kingdom	2.6%
Switzerland	2.0%
Netherlands	1.3%
Canada	0.9%
Finland	0.5%
France	0.4%

Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	32,522	$5,171,974
Albemarle Corp.	16,169	1,499,513
CF Industries Holdings, Inc.	34,428	1,298,968
DowDuPont, Inc.	344,955	21,977,083
Eastman Chemical Co.	21,231	2,241,569
FMC Corp.	19,924	1,525,581
International Flavors & Fragrances, Inc.	11,766	1,610,883
LyondellBasell Industries NV Class A	47,766	5,047,911
Monsanto Co.	64,654	7,544,475
The Mosaic Co.	51,527	1,251,076
PPG Industries, Inc.	37,464	4,180,982
Praxair, Inc.	42,400	6,118,320
The Sherwin-Williams Co.	12,278	4,814,449

		64,282,784

Forest Products & Paper — 0.1%
International Paper Co.	61,252	3,272,694

Iron & Steel — 0.1%
Nucor Corp.	46,575	2,845,267

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	197,658	3,472,851
Newmont Mining Corp.	79,153	3,092,508

		6,565,359

		76,966,104

Communications — 14.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	55,711	1,283,024
Omnicom Group, Inc.	34,045	2,474,050

		3,757,074

Internet — 8.5%
Alphabet, Inc. Class A (a)	44,043	45,678,757
Alphabet, Inc. Class C (a)	44,910	46,337,689
Amazon.com, Inc. (a)	59,296	85,821,473
Booking Holdings, Inc. (a)	7,184	14,945,522
eBay, Inc. (a)	139,331	5,606,679
Expedia Group, Inc.	17,982	1,985,392
F5 Networks, Inc. (a)	9,128	1,320,000
Facebook, Inc. Class A (a)	353,558	56,495,033
Netflix, Inc. (a)	64,145	18,945,226
Symantec Corp.	90,928	2,350,489
TripAdvisor, Inc. (a)	15,745	643,813
VeriSign, Inc. (a)	12,148	1,440,267

		281,570,340

	Number of Shares	Value
Media — 2.4%
CBS Corp. Class B	51,296	$2,636,101
Charter Communications, Inc. Class A (a)	27,516	8,563,530
Comcast Corp. Class A	683,391	23,351,470
Discovery Communications, Inc. Class A (a)	23,704	507,977
Discovery Communications, Inc. Class C (a)	45,446	887,106
DISH Network Corp. Class A (a)	33,612	1,273,559
News Corp. Class A	57,353	906,177
News Corp. Class B	16,975	273,298
Time Warner, Inc.	114,815	10,859,203
Twenty-First Century Fox, Inc. Class A	155,474	5,704,341
Twenty-First Century Fox, Inc. Class B	64,816	2,357,358
Viacom, Inc. Class B	51,288	1,593,005
The Walt Disney Co.	221,948	22,292,457

		81,205,582

Telecommunications — 3.0%
AT&T, Inc.	905,740	32,289,631
CenturyLink, Inc.	142,632	2,343,444
Cisco Systems, Inc.	709,973	30,450,742
Juniper Networks, Inc.	51,140	1,244,236
Motorola Solutions, Inc.	23,896	2,516,249
Verizon Communications, Inc.	608,817	29,113,629

		97,957,931

		464,490,927

Consumer, Cyclical — 8.3%
Airlines — 0.5%
Alaska Air Group, Inc.	17,761	1,100,471
American Airlines Group, Inc.	62,393	3,241,940
Delta Air Lines, Inc.	95,465	5,232,437
Southwest Airlines Co.	80,321	4,600,787
United Continental Holdings, Inc. (a)	35,853	2,490,708

		16,666,343

Apparel — 0.6%
Hanesbrands, Inc.	54,173	997,867
Michael Kors Holdings Ltd. (a)	22,885	1,420,701
NIKE, Inc. Class B	191,807	12,743,657
Ralph Lauren Corp.	7,921	885,568
Under Armour, Inc. Class A (a)	28,201	461,086
Under Armour, Inc. Class C (a)	26,502	380,304
VF Corp.	48,922	3,626,098

		20,515,281

Auto Manufacturers — 0.5%
Ford Motor Co.	570,499	6,321,129
General Motors Co.	186,382	6,773,122

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PACCAR, Inc.	52,169	$3,452,023

		16,546,274

Auto Parts & Equipment — 0.2%
Aptiv PLC	39,647	3,368,806
BorgWarner, Inc.	29,079	1,460,638
The Goodyear Tire & Rubber Co.	34,348	912,970

		5,742,414

Distribution & Wholesale — 0.2%
Fastenal Co.	42,418	2,315,599
LKQ Corp. (a)	45,909	1,742,246
W.W. Grainger, Inc.	7,426	2,096,137

		6,153,982

Home Builders — 0.1%
D.R. Horton, Inc.	50,047	2,194,060
Lennar Corp. Class A	40,356	2,378,583
PulteGroup, Inc.	39,245	1,157,335

		5,729,978

Home Furnishing — 0.1%
Leggett & Platt, Inc.	19,891	882,365
Whirlpool Corp.	10,615	1,625,263

		2,507,628

Housewares — 0.1%
Newell Brands, Inc.	72,355	1,843,606

Leisure Time — 0.3%
Carnival Corp.	59,798	3,921,553
Harley-Davidson, Inc.	24,804	1,063,595
Norwegian Cruise Line Holdings Ltd. (a)	30,359	1,608,116
Royal Caribbean Cruises Ltd.	25,240	2,971,758

		9,565,022

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	30,312	2,387,373
Marriott International, Inc. Class A	44,435	6,042,271
MGM Resorts International	74,368	2,604,368
Wyndham Worldwide Corp.	14,904	1,705,465
Wynn Resorts Ltd.	11,970	2,182,849

		14,922,326

Retail — 5.1%
Advance Auto Parts, Inc.	10,806	1,281,051
AutoZone, Inc. (a)	4,023	2,609,680
Best Buy Co., Inc.	37,136	2,599,149
CarMax, Inc. (a)	26,580	1,646,365
Chipotle Mexican Grill, Inc. (a)	3,639	1,175,797
Costco Wholesale Corp.	64,992	12,246,443
Darden Restaurants, Inc.	18,231	1,554,193
Dollar General Corp.	38,183	3,572,020
Dollar Tree, Inc. (a)	35,148	3,335,545
Foot Locker, Inc.	18,410	838,391
The Gap, Inc.	31,104	970,445

	Number of Shares	Value
Genuine Parts Co.	21,529	$1,934,165
The Home Depot, Inc.	172,032	30,662,984
Kohl’s Corp.	24,978	1,636,309
L Brands, Inc.	36,608	1,398,792
Lowe’s Cos., Inc.	122,772	10,773,243
Macy’s, Inc.	44,117	1,312,040
McDonald’s Corp.	117,628	18,394,667
Nordstrom, Inc.	17,696	856,663
O’Reilly Automotive, Inc. (a)	12,375	3,061,327
PVH Corp.	11,378	1,722,970
Ross Stores, Inc.	56,658	4,418,191
Starbucks Corp.	206,618	11,961,116
Tapestry, Inc.	41,896	2,204,149
Target Corp.	80,288	5,574,396
Tiffany & Co.	15,324	1,496,542
The TJX Cos., Inc.	93,278	7,607,754
Tractor Supply Co.	18,822	1,186,162
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,449	1,725,877
Walgreens Boots Alliance, Inc.	126,162	8,259,826
Walmart, Inc.	213,882	19,029,081
Yum! Brands, Inc.	49,518	4,215,467

		171,260,800

Textiles — 0.1%
Mohawk Industries, Inc. (a)	9,429	2,189,602

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	16,581	1,397,778
Mattel, Inc.	51,367	675,476

		2,073,254

		275,716,510

Consumer, Non-cyclical — 21.7%
Agriculture — 1.3%
Altria Group, Inc.	280,610	17,487,615
Archer-Daniels-Midland Co.	82,863	3,593,769
Philip Morris International, Inc.	229,093	22,771,844

		43,853,228

Beverages — 1.9%
Brown-Forman Corp. Class B	38,548	2,097,011
The Coca-Cola Co.	565,501	24,559,708
Constellation Brands, Inc. Class A	25,161	5,734,695
Dr. Pepper Snapple Group, Inc.	26,783	3,170,572
Molson Coors Brewing Co. Class B	27,275	2,054,626
Monster Beverage Corp. (a)	60,505	3,461,491
PepsiCo, Inc.	209,807	22,900,434

		63,978,537

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	32,589	3,632,370
Amgen, Inc.	98,561	16,802,679
Biogen, Inc. (a)	31,237	8,553,315
Celgene Corp. (a)	111,336	9,932,285

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc.	193,835	$14,613,221
Illumina, Inc. (a)	21,582	5,102,417
Incyte Corp. (a)	25,707	2,142,164
Regeneron Pharmaceuticals, Inc. (a)	11,450	3,942,922
Vertex Pharmaceuticals, Inc. (a)	37,331	6,084,206

		70,805,579

Commercial Services — 1.8%
Automatic Data Processing, Inc.	65,122	7,390,045
Cintas Corp.	12,547	2,140,267
Ecolab, Inc.	38,405	5,264,173
Equifax, Inc.	17,714	2,086,886
Gartner, Inc. (a)	13,424	1,578,931
Global Payments, Inc.	23,325	2,601,204
H&R Block, Inc.	30,654	778,918
IHS Markit Ltd. (a)	53,132	2,563,088
Moody’s Corp.	24,638	3,974,109
Nielsen Holdings PLC	50,126	1,593,506
PayPal Holdings, Inc. (a)	166,750	12,651,323
Quanta Services, Inc. (a)	22,183	761,986
Robert Half International, Inc.	17,871	1,034,552
S&P Global, Inc.	37,347	7,135,518
Total System Services, Inc.	24,654	2,126,654
United Rentals, Inc. (a)	12,610	2,178,125
Verisk Analytics, Inc. (a)	22,705	2,361,320
The Western Union Co.	67,315	1,294,467

		59,515,072

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	129,282	9,266,934
Coty, Inc. Class A	70,774	1,295,164
The Estee Lauder Cos., Inc. Class A	32,911	4,927,435
The Procter & Gamble Co.	371,181	29,427,229

		44,916,762

Foods — 1.3%
Campbell Soup Co.	29,114	1,260,927
Conagra Brands, Inc.	59,585	2,197,495
General Mills, Inc.	83,813	3,776,614
The Hershey Co.	20,655	2,044,019
Hormel Foods Corp.	40,651	1,395,142
The J.M. Smucker Co.	16,914	2,097,505
Kellogg Co.	36,705	2,386,192
The Kraft Heinz Co.	88,310	5,500,830
The Kroger Co.	130,373	3,121,130
McCormick & Co., Inc.	18,052	1,920,552
Mondelez International, Inc. Class A	218,724	9,127,353
Sysco Corp.	70,426	4,222,743
Tyson Foods, Inc. Class A	43,438	3,179,227

		42,229,729

Health Care – Products — 3.3%
Abbott Laboratories	256,688	15,380,745
Align Technology, Inc. (a)	10,659	2,676,795
Baxter International, Inc.	73,938	4,808,927

	Number of Shares	Value
Becton, Dickinson & Co.	39,421	$8,542,531
Boston Scientific Corp. (a)	202,462	5,531,262
The Cooper Cos., Inc.	7,254	1,659,788
Danaher Corp.	90,278	8,839,119
DENTSPLY SIRONA, Inc.	33,757	1,698,315
Edwards Lifesciences Corp. (a)	31,076	4,335,723
Henry Schein, Inc. (a)	22,691	1,525,062
Hologic, Inc. (a)	41,397	1,546,592
IDEXX Laboratories, Inc. (a)	12,866	2,462,424
Intuitive Surgical, Inc. (a)	16,519	6,819,539
Medtronic PLC	199,625	16,013,917
ResMed, Inc.	21,044	2,072,203
Stryker Corp.	47,505	7,644,504
Thermo Fisher Scientific, Inc.	59,136	12,209,218
Varian Medical Systems, Inc. (a)	13,583	1,665,955
Zimmer Biomet Holdings, Inc.	29,972	3,268,147

		108,700,766

Health Care – Services — 2.3%
Aetna, Inc.	48,017	8,114,873
Anthem, Inc.	37,823	8,309,713
Centene Corp. (a)	25,579	2,733,628
Cigna Corp.	35,822	6,008,782
DaVita, Inc. (a)	21,528	1,419,556
Envision Healthcare Corp. (a)	17,921	688,704
HCA Healthcare, Inc.	41,432	4,018,904
Humana, Inc.	20,419	5,489,240
IQVIA Holdings, Inc. (a)	21,388	2,098,377
Laboratory Corp. of America Holdings (a)	15,156	2,451,483
Quest Diagnostics, Inc.	20,067	2,012,720
UnitedHealth Group, Inc.	142,908	30,582,312
Universal Health Services, Inc. Class B	12,965	1,535,186

		75,463,478

Household Products & Wares — 0.3%
Avery Dennison Corp.	12,749	1,354,581
Church & Dwight Co., Inc.	35,692	1,797,449
The Clorox Co.	19,287	2,567,293
Kimberly-Clark Corp.	52,060	5,733,368

		11,452,691

Pharmaceuticals — 6.0%
AbbVie, Inc.	235,035	22,246,063
Allergan PLC	48,575	8,174,687
AmerisourceBergen Corp.	24,058	2,074,040
Bristol-Myers Squibb Co.	240,483	15,210,550
Cardinal Health, Inc.	46,814	2,934,301
CVS Health Corp.	149,523	9,301,826
Eli Lilly & Co.	142,139	10,997,294
Express Scripts Holding Co. (a)	83,057	5,737,578
Johnson & Johnson	395,782	50,719,463
McKesson Corp.	30,279	4,265,403

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	397,584	$21,656,400
Mylan NV (a)	76,250	3,139,212
Nektar Therapeutics (a)	23,802	2,529,201
Perrigo Co. PLC	19,138	1,594,961
Pfizer, Inc.	879,361	31,208,522
Zoetis, Inc.	71,906	6,004,870

		197,794,371

		718,710,213

Energy — 5.7%
Oil & Gas — 4.7%
Anadarko Petroleum Corp.	80,767	4,879,134
Andeavor	20,639	2,075,458
Apache Corp.	56,381	2,169,541
Cabot Oil & Gas Corp.	67,170	1,610,737
Chevron Corp.	282,181	32,179,921
Cimarex Energy Co.	14,143	1,322,371
Concho Resources, Inc. (a)	21,818	3,279,900
ConocoPhillips	173,342	10,277,447
Devon Energy Corp.	77,048	2,449,356
EOG Resources, Inc.	85,797	9,031,850
EQT Corp.	36,244	1,721,952
Exxon Mobil Corp.	625,103	46,638,935
Helmerich & Payne, Inc.	16,063	1,069,153
Hess Corp.	39,062	1,977,318
Marathon Oil Corp.	123,838	1,997,507
Marathon Petroleum Corp.	70,020	5,119,162
Newfield Exploration Co. (a)	30,052	733,870
Noble Energy, Inc.	71,866	2,177,540
Occidental Petroleum Corp.	112,733	7,323,136
Phillips 66	61,919	5,939,271
Pioneer Natural Resources Co.	25,020	4,297,936
Range Resources Corp.	32,684	475,225
Valero Energy Corp.	63,761	5,915,108

		154,661,828

Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	61,979	1,721,157
Halliburton Co.	129,353	6,071,830
National Oilwell Varco, Inc.	57,080	2,101,114
Schlumberger Ltd.	204,119	13,222,829
TechnipFMC PLC	64,844	1,909,656

		25,026,586

Pipelines — 0.3%
Kinder Morgan, Inc.	279,115	4,203,472
ONEOK, Inc.	60,220	3,427,722
The Williams Cos., Inc.	122,875	3,054,673

		10,685,867

		190,374,281

Financial — 18.9%
Banks — 7.9%
Bank of America Corp.	1,409,717	42,277,413

	Number of Shares	Value
The Bank of New York Mellon Corp.	149,409	$7,699,046
BB&T Corp.	115,239	5,997,038
Capital One Financial Corp.	71,837	6,883,421
Citigroup, Inc.	378,848	25,572,240
Citizens Financial Group, Inc.	71,993	3,022,266
Comerica, Inc.	25,268	2,423,959
Fifth Third Bancorp	102,677	3,259,995
The Goldman Sachs Group, Inc.	52,239	13,156,915
Huntington Bancshares, Inc.	161,331	2,436,098
JP Morgan Chase & Co.	506,203	55,667,144
KeyCorp	156,474	3,059,067
M&T Bank Corp.	22,136	4,080,993
Morgan Stanley	204,090	11,012,696
Northern Trust Corp.	31,944	3,294,385
The PNC Financial Services Group, Inc.	69,668	10,536,588
Regions Financial Corp.	166,823	3,099,571
State Street Corp.	54,031	5,388,512
SunTrust Banks, Inc.	69,026	4,696,529
SVB Financial Group (a)	7,859	1,886,239
US Bancorp	230,511	11,640,805
Wells Fargo & Co.	647,259	33,922,844
Zions Bancorp	29,007	1,529,539

		262,543,303

Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	7,896	1,496,924
Alliance Data Systems Corp.	7,217	1,536,211
American Express Co.	106,235	9,909,601
Ameriprise Financial, Inc.	21,581	3,192,693
BlackRock, Inc.	18,314	9,921,060
Cboe Global Markets, Inc.	16,639	1,898,510
The Charles Schwab Corp.	177,293	9,258,240
CME Group, Inc.	50,264	8,129,699
Discover Financial Services	52,556	3,780,353
E*TRADE Financial Corp. (a)	39,783	2,204,376
Franklin Resources, Inc.	48,190	1,671,229
Intercontinental Exchange, Inc.	86,286	6,257,461
Invesco Ltd.	59,607	1,908,020
Mastercard, Inc. Class A	136,127	23,844,005
Nasdaq, Inc.	17,036	1,468,844
Navient Corp.	37,942	497,799
Raymond James Financial, Inc.	18,896	1,689,491
Synchrony Financial	106,206	3,561,087
T. Rowe Price Group, Inc.	36,251	3,914,021
Visa, Inc. Class A	266,021	31,821,432

		127,961,056

Insurance — 4.3%
Aflac, Inc.	115,566	5,057,168
The Allstate Corp.	52,140	4,942,872
American International Group, Inc.	132,330	7,201,399
Aon PLC	36,366	5,103,241

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arthur J Gallagher & Co.	26,666	$1,832,754
Assurant, Inc.	8,002	731,463
Berkshire Hathaway, Inc. Class B (a)	284,116	56,675,460
Brighthouse Financial, Inc. (a)	14,515	746,071
Chubb Ltd.	68,541	9,374,353
Cincinnati Financial Corp.	22,260	1,653,028
Everest Re Group Ltd.	5,959	1,530,390
The Hartford Financial Services Group, Inc.	52,133	2,685,892
Lincoln National Corp.	32,651	2,385,482
Loews Corp.	40,420	2,010,087
Marsh & McLennan Cos., Inc.	74,517	6,154,359
MetLife, Inc.	153,194	7,030,073
Principal Financial Group, Inc.	40,078	2,441,151
The Progressive Corp.	85,521	5,210,794
Prudential Financial, Inc.	62,318	6,453,029
Torchmark Corp.	15,431	1,298,827
The Travelers Cos., Inc.	39,876	5,537,181
Unum Group	32,715	1,557,561
Willis Towers Watson PLC	19,655	2,991,294
XL Group Ltd.	37,907	2,094,741

		142,698,670

Investment Companies — 0.0%
Leucadia National Corp.	46,928	1,066,673

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	44,779	2,114,464

Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	15,040	1,878,346
American Tower Corp.	65,119	9,464,395
Apartment Investment & Management Co. Class A	22,617	921,643
AvalonBay Communities, Inc.	20,354	3,347,419
Boston Properties, Inc.	22,876	2,818,781
Crown Castle International Corp.	61,245	6,713,064
Digital Realty Trust, Inc.	29,989	3,160,241
Duke Realty Corp.	52,119	1,380,111
Equinix, Inc.	11,731	4,905,200
Equity Residential	54,121	3,334,936
Essex Property Trust, Inc.	9,715	2,338,206
Extra Space Storage, Inc.	18,270	1,596,067
Federal Realty Investment Trust	10,773	1,250,853
GGP, Inc.	93,052	1,903,844
HCP, Inc.	69,936	1,624,613
Host Hotels & Resorts, Inc.	108,720	2,026,541
Iron Mountain, Inc.	41,498	1,363,624
Kimco Realty Corp.	63,044	907,834
The Macerich Co.	15,828	886,685
Mid-America Apartment Communities, Inc.	16,954	1,546,883
Prologis, Inc.	78,446	4,941,314
Public Storage	22,048	4,418,199

	Number of Shares	Value
Realty Income Corp.	42,663	$2,206,957
Regency Centers Corp.	22,185	1,308,471
SBA Communications Corp. (a)	17,199	2,939,653
Simon Property Group, Inc.	45,667	7,048,701
SL Green Realty Corp.	13,720	1,328,508
UDR, Inc.	39,120	1,393,454
Ventas, Inc.	52,932	2,621,722
Vornado Realty Trust	25,958	1,746,973
Welltower, Inc.	55,376	3,014,116
Weyerhaeuser Co.	110,703	3,874,605

		90,211,959

Savings & Loans — 0.0%
People’s United Financial, Inc.	51,942	969,238

		627,565,363

Industrial — 10.1%
Aerospace & Defense — 2.8%
Arconic, Inc.	62,974	1,450,921
The Boeing Co.	81,562	26,742,549
General Dynamics Corp.	40,597	8,967,877
Harris Corp.	17,662	2,848,527
L3 Technologies, Inc.	11,534	2,399,072
Lockheed Martin Corp.	36,559	12,354,383
Northrop Grumman Corp.	25,691	8,969,242
Raytheon Co.	42,405	9,151,847
Rockwell Collins, Inc.	24,292	3,275,776
TransDigm Group, Inc.	7,091	2,176,511
United Technologies Corp.	109,958	13,834,916

		92,171,621

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	22,607	1,331,326
Johnson Controls International PLC	136,624	4,814,630
Martin Marietta Materials, Inc.	9,157	1,898,246
Masco Corp.	46,667	1,887,214
Vulcan Materials Co.	19,577	2,235,106

		12,166,522

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	6,450	897,775
AMETEK, Inc.	34,278	2,604,100
Emerson Electric Co.	93,636	6,395,339

		9,897,214

Electronics — 1.3%
Agilent Technologies, Inc.	48,127	3,219,696
Allegion PLC	13,860	1,182,119
Amphenol Corp. Class A	45,412	3,911,336
Corning, Inc.	128,029	3,569,449
FLIR Systems, Inc.	20,486	1,024,505
Fortive Corp.	45,578	3,533,207
Garmin Ltd.	16,153	951,896
Honeywell International, Inc.	110,665	15,992,199

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mettler-Toledo International, Inc. (a)	3,779	$2,173,038
PerkinElmer, Inc.	16,166	1,224,090
TE Connectivity Ltd.	51,871	5,181,913
Waters Corp. (a)	11,805	2,345,063

		44,308,511

Engineering & Construction — 0.1%
Fluor Corp.	20,903	1,196,070
Jacobs Engineering Group, Inc.	17,550	1,038,082

		2,234,152

Environmental Controls — 0.2%
Republic Services, Inc.	32,784	2,171,284
Stericycle, Inc. (a)	12,728	744,970
Waste Management, Inc.	59,017	4,964,510

		7,880,764

Hand & Machine Tools — 0.1%
Snap-on, Inc.	8,373	1,235,353
Stanley Black & Decker, Inc.	22,687	3,475,648

		4,711,001

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	88,288	13,011,885

Machinery – Diversified — 0.7%
Cummins, Inc.	23,007	3,729,205
Deere & Co.	47,832	7,429,266
Flowserve Corp.	19,449	842,725
Rockwell Automation, Inc.	19,020	3,313,284
Roper Technologies, Inc.	15,238	4,277,154
Xylem, Inc.	26,725	2,055,687

		21,647,321

Miscellaneous – Manufacturing — 1.9%
3M Co.	87,732	19,258,929
A.O. Smith Corp.	20,888	1,328,268
Dover Corp.	22,955	2,254,640
Eaton Corp. PLC	64,991	5,193,431
General Electric Co.	1,279,168	17,243,185
Illinois Tool Works, Inc.	45,352	7,104,844
Ingersoll-Rand PLC	36,757	3,143,091
Parker-Hannifin Corp.	19,802	3,386,736
Pentair PLC	24,840	1,692,349
Textron, Inc.	39,088	2,305,019

		62,910,492

Packaging & Containers — 0.2%
Ball Corp.	51,185	2,032,556
Packaging Corp. of America	13,945	1,571,602
Sealed Air Corp.	24,684	1,056,229
WestRock Co.	37,331	2,395,530

		7,055,917

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,645	1,712,815

	Number of Shares	Value
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	21,034	$1,971,096
CSX Corp.	130,712	7,281,965
Expeditors International of Washington, Inc.	25,546	1,617,062
FedEx Corp.	36,334	8,724,157
J.B. Hunt Transport Services, Inc.	12,792	1,498,583
Kansas City Southern	15,113	1,660,163
Norfolk Southern Corp.	42,238	5,735,076
Union Pacific Corp.	116,124	15,610,549
United Parcel Service, Inc. Class B	101,497	10,622,676

		54,721,327

		334,429,542

Technology — 16.2%
Computers — 5.7%
Accenture PLC Class A	90,773	13,933,656
Apple, Inc.	748,641	125,606,987
Cognizant Technology Solutions Corp. Class A	87,100	7,011,550
CSRA, Inc.	24,283	1,001,188
DXC Technology Co.	41,910	4,213,212
Hewlett Packard Enterprise Co.	231,845	4,066,561
HP, Inc.	242,442	5,314,329
International Business Machines Corp.	126,534	19,414,112
NetApp, Inc.	39,751	2,452,239
Seagate Technology PLC	42,160	2,467,203
Western Digital Corp.	44,051	4,064,586

		189,545,623

Office & Business Equipment — 0.0%
Xerox Corp.	30,703	883,632

Semiconductors — 4.3%
Advanced Micro Devices, Inc. (a)	122,616	1,232,291
Analog Devices, Inc.	54,326	4,950,728
Applied Materials, Inc.	155,432	8,643,573
Broadcom Ltd.	60,678	14,298,771
Intel Corp.	689,867	35,928,273
IPG Photonics Corp. (a)	5,534	1,291,525
KLA-Tencor Corp.	23,153	2,523,909
Lam Research Corp.	24,221	4,920,738
Microchip Technology, Inc.	34,792	3,178,597
Micron Technology, Inc. (a)	170,042	8,865,990
NVIDIA Corp.	89,362	20,695,346
Qorvo, Inc. (a)	18,395	1,295,928
QUALCOMM, Inc.	218,850	12,126,478
Skyworks Solutions, Inc.	26,658	2,672,731
Texas Instruments, Inc.	145,397	15,105,294
Xilinx, Inc.	37,765	2,728,144

		140,458,316

Software — 6.2%
Activision Blizzard, Inc.	112,360	7,579,806

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Adobe Systems, Inc. (a)	72,718	$15,712,905
Akamai Technologies, Inc. (a)	24,837	1,762,930
ANSYS, Inc. (a)	12,224	1,915,379
Autodesk, Inc. (a)	32,359	4,063,643
CA, Inc.	45,678	1,548,484
Cadence Design Systems, Inc. (a)	42,389	1,558,644
Cerner Corp. (a)	47,153	2,734,874
Citrix Systems, Inc. (a)	19,075	1,770,160
Electronic Arts, Inc. (a)	45,455	5,510,964
Fidelity National Information Services, Inc.	48,636	4,683,647
Fiserv, Inc. (a)	61,280	4,369,877
Intuit, Inc.	35,870	6,218,065
Microsoft Corp.	1,136,352	103,714,847
Oracle Corp.	445,507	20,381,945
Paychex, Inc.	46,863	2,886,292
Red Hat, Inc. (a)	26,092	3,901,015
salesforce.com, Inc. (a)	101,296	11,780,725
Synopsys, Inc. (a)	21,881	1,821,374
Take-Two Interactive Software, Inc. (a)	16,973	1,659,620

		205,575,196

		536,462,767

Utilities — 2.9%
Electric — 2.8%
AES Corp.	96,058	1,092,179
Alliant Energy Corp.	32,823	1,341,148
Ameren Corp.	35,814	2,028,147
American Electric Power Co., Inc.	72,295	4,958,714
CenterPoint Energy, Inc.	64,009	1,753,847
CMS Energy Corp.	42,321	1,916,718
Consolidated Edison, Inc.	46,028	3,587,422
Dominion Energy, Inc.	96,340	6,496,206
DTE Energy Co.	26,742	2,791,865
Duke Energy Corp.	103,430	8,012,722
Edison International	48,500	3,087,510
Entergy Corp.	26,409	2,080,501
Eversource Energy	47,066	2,773,129
Exelon Corp.	141,506	5,520,149
FirstEnergy Corp.	65,114	2,214,527
NextEra Energy, Inc.	69,332	11,323,996
NRG Energy, Inc.	44,075	1,345,610
PG&E Corp.	75,778	3,328,927
Pinnacle West Capital Corp.	16,903	1,348,859
PPL Corp.	103,289	2,922,046
Public Service Enterprise Group, Inc.	74,241	3,729,868
SCANA Corp.	20,504	769,925
Sempra Energy	37,748	4,198,333
The Southern Co.	148,265	6,621,515
WEC Energy Group, Inc.	46,358	2,906,647
Xcel Energy, Inc.	75,405	3,429,419

		91,579,929

	Number of Shares	Value
Gas — 0.0%
NiSource, Inc.	51,130	$1,222,518

Water — 0.1%
American Water Works Co., Inc.	26,050	2,139,487

		94,941,934

TOTAL COMMON STOCK (Cost $2,009,902,947)		3,319,657,641

TOTAL EQUITIES (Cost $2,009,902,947)		3,319,657,641

TOTAL LONG-TERM INVESTMENTS (Cost $2,009,902,947)		3,319,657,641

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$16,307,708	16,307,708

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	787,359	787,359

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 7/19/18	2,780,000	2,765,453

TOTAL SHORT-TERM INVESTMENTS (Cost $19,861,852)		19,860,520

TOTAL INVESTMENTS — 100.7% (Cost $2,029,764,799) (d)		3,339,518,161

Other Assets/(Liabilities) — (0.7)%		(24,672,073)

NET ASSETS — 100.0%		$3,314,846,088

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $16,309,049. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $16,636,555.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long

S&P 500 E Mini Index	06/15/18	177	$23,975,047	$(584,497)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.5%
Basic Materials — 4.0%
Chemicals — 4.0%
CF Industries Holdings, Inc.	90,000	$3,395,700
DowDuPont, Inc.	142,900	9,104,159
Praxair, Inc.	94,672	13,661,170

		26,161,029

		26,161,029

Communications — 3.8%
Media — 2.0%
Comcast Corp. Class A	119,000	4,066,230
Twenty-First Century Fox, Inc. Class B	250,000	9,092,500

		13,158,730

Telecommunications — 1.8%
Cisco Systems, Inc.	143,000	6,133,270
Verizon Communications, Inc.	123,000	5,881,860

		12,015,130

		25,173,860

Consumer, Cyclical — 11.6%
Apparel — 3.8%
NIKE, Inc. Class B	375,850	24,971,474

Lodging — 0.5%
Las Vegas Sands Corp.	43,300	3,113,270

Retail — 7.3%
Costco Wholesale Corp.	66,561	12,542,089
McDonald’s Corp.	71,129	11,123,153
The TJX Cos., Inc.	261,792	21,351,756
Walmart, Inc.	38,200	3,398,654

		48,415,652

		76,500,396

Consumer, Non-cyclical — 25.0%
Beverages — 7.4%
The Coca-Cola Co.	364,660	15,837,184
Diageo PLC	556,673	18,832,297
PepsiCo, Inc.	128,609	14,037,672

		48,707,153

Biotechnology — 0.6%
Gilead Sciences, Inc.	49,900	3,761,961

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	221,113	15,849,380

Foods — 0.6%
Tyson Foods, Inc. Class A	48,300	3,535,077

Health Care – Products — 3.8%
Becton, Dickinson & Co.	25,300	5,482,510

	Number of Shares	Value
Medtronic PLC	238,782	$19,155,092

		24,637,602

Health Care – Services — 2.5%
Anthem, Inc.	35,500	7,799,350
UnitedHealth Group, Inc.	40,739	8,718,146

		16,517,496

Household Products & Wares — 0.5%
Kimberly-Clark Corp.	31,300	3,447,069

Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	322,232	20,381,174
Cardinal Health, Inc.	181,869	11,399,549
Johnson & Johnson	34,900	4,472,435
McKesson Corp.	80,215	11,299,887

		47,553,045

		164,008,783

Energy — 3.3%
Oil & Gas — 3.3%
Hess Corp.	138,000	6,985,560
Occidental Petroleum Corp.	65,200	4,235,392
Total SA	183,100	10,406,239

		21,627,191

		21,627,191

Financial — 28.1%
Banks — 8.1%
Fifth Third Bancorp	112,000	3,556,000
JP Morgan Chase & Co.	86,000	9,457,420
Morgan Stanley	174,300	9,405,228
The PNC Financial Services Group, Inc.	127,835	19,333,765
State Street Corp.	54,200	5,405,366
Wells Fargo & Co.	118,600	6,215,826

		53,373,605

Diversified Financial Services — 6.6%
American Express Co.	205,505	19,169,506
Ameriprise Financial, Inc.	9,700	1,435,018
BlackRock, Inc.	16,779	9,089,520
Visa, Inc. Class A	114,377	13,681,777

		43,375,821

Insurance — 7.7%
American International Group, Inc.	69,800	3,798,516
Brighthouse Financial, Inc. (a)	38,300	1,968,620
Chubb Ltd.	159,956	21,877,182
Loews Corp.	124,000	6,166,520
Marsh & McLennan Cos., Inc.	163,803	13,528,490
MetLife, Inc.	67,000	3,074,630

		50,413,958

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 5.7%
American Tower Corp.	93,692	$13,617,196
Equity Residential	58,100	3,580,122
Public Storage	100,985	20,236,384

		37,433,702

		184,597,086

Industrial — 13.0%
Aerospace & Defense — 3.4%
The Boeing Co.	19,200	6,295,296
Harris Corp.	46,300	7,467,264
Lockheed Martin Corp.	26,602	8,989,614

		22,752,174

Building Materials — 1.0%
Johnson Controls International PLC	181,000	6,378,440

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	20,500	1,400,150

Transportation — 8.4%
Canadian National Railway Co.	279,442	20,423,222
Union Pacific Corp.	134,255	18,047,900
United Parcel Service, Inc. Class B	159,425	16,685,420

		55,156,542

		85,687,306

Technology — 7.3%
Computers — 2.4%
Accenture PLC Class A	105,333	16,168,615

Semiconductors — 0.9%
QUALCOMM, Inc.	105,800	5,862,378

Software — 4.0%
Microsoft Corp.	287,528	26,242,681

		48,273,674

Utilities — 1.4%
Electric — 1.4%
PG&E Corp.	70,000	3,075,100
The Southern Co.	129,000	5,761,140

		8,836,240

		8,836,240

TOTAL COMMON STOCK (Cost $580,784,051)		640,865,565

PREFERRED STOCK — 0.8%
Consumer, Non-cyclical — 0.2%
Health Care – Products — 0.2%
Becton Dickinson and Co. 6.125%	28,422	1,660,698

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.6%
Sempra Energy Convertible 6.000%	37,270	$3,815,330

TOTAL PREFERRED STOCK (Cost $5,153,864)		5,476,028

TOTAL EQUITIES (Cost $585,937,915)		646,341,593

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,010	1,010

		1,010

TOTAL MUTUAL FUNDS (Cost $1,010)		1,010

TOTAL LONG-TERM INVESTMENTS (Cost $585,938,925)		646,342,603

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$9,219,716	9,219,716

TOTAL SHORT-TERM INVESTMENTS (Cost $9,219,716)		9,219,716

TOTAL INVESTMENTS — 99.7% (Cost $595,158,641) (c)		655,562,319

Other Assets/(Liabilities) — 0.3%		1,803,224

NET ASSETS — 100.0%		$657,365,543

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $9,220,474. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $9,410,953.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	81.1%
Ireland	6.3%
Switzerland	3.3%
Canada	3.1%
United Kingdom	2.9%
France	1.6%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 1.8%
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc. (a) (b)	49,349	$342,976

Mining — 1.6%
Rio Tinto PLC Sponsored ADR (b)	46,267	2,384,138

		2,727,114

Communications — 18.9%
Internet — 17.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	3,081	565,487
Alphabet, Inc. Class C (a)	8,052	8,307,973
Amazon.com, Inc. (a)	4,927	7,131,044
Booking Holdings, Inc. (a)	604	1,256,555
eBay, Inc. (a)	30,895	1,243,215
Facebook, Inc. Class A (a)	31,652	5,057,673
Okta, Inc. (a)	8,322	331,632
VeriSign, Inc. (a) (b)	14,623	1,733,703
Yandex NV Class A (a)	19,532	770,537

		26,397,819

Media — 0.7%
FactSet Research Systems, Inc.	5,328	1,062,510

Telecommunications — 0.9%
Cisco Systems, Inc.	32,188	1,380,543

		28,840,872

Consumer, Cyclical — 6.1%
Lodging — 0.9%
Las Vegas Sands Corp.	19,430	1,397,017

Retail — 5.2%
Domino’s Pizza, Inc.	5,274	1,231,796
The Home Depot, Inc.	20,476	3,649,642
O’Reilly Automotive, Inc. (a)	3,359	830,949
The TJX Cos., Inc.	25,801	2,104,330

		7,816,717

		9,213,734

Consumer, Non-cyclical — 14.7%
Biotechnology — 1.8%
Amgen, Inc.	4,133	704,594
Gilead Sciences, Inc.	27,814	2,096,897

		2,801,491

Commercial Services — 6.1%
Experian PLC	24,313	525,208
Gartner, Inc. (a)	8,570	1,008,003
Global Payments, Inc.	15,655	1,745,846
IHS Markit Ltd. (a)	29,173	1,407,306
PayPal Holdings, Inc. (a)	21,327	1,618,079

	Number of Shares	Value
S&P Global, Inc.	5,553	$1,060,956
Worldpay, Inc. Class A (a)	22,328	1,836,255

		9,201,653

Health Care – Products — 2.6%
Danaher Corp.	13,982	1,368,978
Edwards Lifesciences Corp. (a)	11,312	1,578,250
Thermo Fisher Scientific, Inc.	5,134	1,059,966

		4,007,194

Health Care – Services — 3.2%
Aetna, Inc.	11,359	1,919,671
Anthem, Inc.	8,605	1,890,519
ICON PLC (a)	8,886	1,049,792

		4,859,982

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co.	14,458	914,468
McKesson Corp.	4,547	640,536

		1,555,004

		22,425,324

Energy — 3.9%
Oil & Gas — 2.9%
BP PLC Sponsored ADR	42,298	1,714,761
Chevron Corp.	13,257	1,511,828
Pioneer Natural Resources Co.	6,825	1,172,399

		4,398,988

Oil & Gas Services — 1.0%
Baker Hughes a GE Co.	21,430	595,111
Schlumberger Ltd.	14,215	920,848

		1,515,959

		5,914,947

Financial — 11.9%
Banks — 2.8%
Bank of America Corp.	53,689	1,610,133
Citigroup, Inc.	23,304	1,573,020
JP Morgan Chase & Co.	8,912	980,052

		4,163,205

Diversified Financial Services — 8.1%
American Express Co.	22,321	2,082,103
Intercontinental Exchange, Inc.	23,264	1,687,105
Mastercard, Inc. Class A	18,605	3,258,852
TD Ameritrade Holding Corp.	22,977	1,360,928
Visa, Inc. Class A	33,355	3,989,925

		12,378,913

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	10,441	1,517,495

		18,059,613

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 11.2%
Aerospace & Defense — 0.7%
Raytheon Co.	4,693	$1,012,843

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	25,443	1,737,757

Electronics — 1.8%
Fortive Corp.	20,028	1,552,570
Honeywell International, Inc.	7,639	1,103,912

		2,656,482

Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	18,854	2,778,703

Machinery – Diversified — 3.5%
Cummins, Inc.	11,649	1,888,186
The Middleby Corp. (a)	2,287	283,108
Rockwell Automation, Inc.	11,279	1,964,802
Roper Technologies, Inc.	4,223	1,185,354

		5,321,450

Miscellaneous – Manufacturing — 2.3%
Dover Corp.	18,968	1,863,037
Parker-Hannifin Corp.	9,784	1,673,357

		3,536,394

		17,043,629

Technology — 31.4%
Computers — 7.8%
Apple, Inc.	45,829	7,689,190
Check Point Software Technologies Ltd. (a)	6,974	692,797
International Business Machines Corp.	13,908	2,133,904
NetApp, Inc.	21,753	1,341,943

		11,857,834

Semiconductors — 7.1%
Analog Devices, Inc.	10,180	927,704
Applied Materials, Inc.	36,353	2,021,590
KLA-Tencor Corp.	10,213	1,113,319
Maxim Integrated Products, Inc.	22,174	1,335,318
QUALCOMM, Inc.	22,200	1,230,102
Teradyne, Inc.	25,624	1,171,273
Texas Instruments, Inc.	19,057	1,979,832
Xilinx, Inc.	13,266	958,336

		10,737,474

Software — 16.5%
Adobe Systems, Inc. (a)	8,831	1,908,203
Atlassian Corp. PLC Class A (a)	9,110	491,211
Autodesk, Inc. (a)	7,882	989,822
Electronic Arts, Inc. (a)	7,185	871,109
Fiserv, Inc. (a)	13,901	991,280
Guidewire Software, Inc. (a)	6,264	506,319
Intuit, Inc.	9,034	1,566,044

	Number of Shares	Value
Microsoft Corp.	107,709	$9,830,601
Oracle Corp.	56,699	2,593,979
salesforce.com, Inc. (a)	10,664	1,240,223
ServiceNow, Inc. (a)	7,780	1,287,201
SS&C Technologies Holdings, Inc	30,599	1,641,330
Workday, Inc. Class A (a)	10,017	1,273,261

		25,190,583

		47,785,891

TOTAL COMMON STOCK (Cost $119,029,945)		152,011,124

TOTAL EQUITIES (Cost $119,029,945)		152,011,124

MUTUAL FUNDS — 2.1%
Diversified Financial Services — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)	3,130,253	3,130,253

		3,130,253

TOTAL MUTUAL FUNDS (Cost $3,130,253)		3,130,253

TOTAL LONG-TERM INVESTMENTS (Cost $122,160,198)		155,141,377

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$822,397	822,397

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	49,092	49,092

TOTAL SHORT-TERM INVESTMENTS (Cost $871,489)		871,489

TOTAL INVESTMENTS —102.5% (Cost $123,031,687) (e)		156,012,866

Other Assets/(Liabilities) — (2.5)%		(3,785,251)

NET ASSETS — 100.0%		$152,227,615

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $3,056,581 or 2.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $822,465. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $838,897.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 0.3%
Chemicals — 0.3%
DowDuPont, Inc.	34,974	$2,228,193
The Sherwin-Williams Co.	15,056	5,903,759

		8,131,952

Communications — 30.7%
Internet — 28.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	634,749	116,501,832
Alphabet, Inc. Class A (a)	50,299	52,167,105
Alphabet, Inc. Class C (a)	85,039	87,742,390
Amazon.com, Inc. (a)	154,809	224,061,258
Booking Holdings, Inc. (a)	32,796	68,228,470
Ctrip.com International Ltd. ADR (a)	33,659	1,569,183
Facebook, Inc. Class A (a)	760,284	121,485,780
Netflix, Inc. (a)	73,009	21,563,208
Symantec Corp.	54,900	1,419,165
Tencent Holdings Ltd.	642,300	34,190,413

		728,928,804

Media — 0.7%
FactSet Research Systems, Inc.	84,478	16,846,603

Telecommunications — 1.5%
Cisco Systems, Inc.	916,678	39,316,319

		785,091,726

Consumer, Cyclical — 7.0%
Airlines — 1.4%
Alaska Air Group, Inc.	62,747	3,887,804
American Airlines Group, Inc.	469,169	24,378,021
Delta Air Lines, Inc.	116,564	6,388,873
United Continental Holdings, Inc. (a)	28,272	1,964,056

		36,618,754

Auto Manufacturers — 0.4%
Ferrari NV	26,147	3,151,236
Tesla, Inc. (a)	26,628	7,086,510

		10,237,746

Auto Parts & Equipment — 0.1%
Aptiv PLC	37,800	3,211,866

Leisure Time — 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	59,011	3,125,813
Royal Caribbean Cruises Ltd.	74,400	8,759,856

		11,885,669

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	50,060	3,942,726

	Number of Shares	Value
Marriott International, Inc. Class A	124,590	$16,941,748
Wynn Resorts Ltd.	36,175	6,596,873

		27,481,347

Retail — 3.5%
Costco Wholesale Corp.	2,700	508,761
Dollar General Corp.	108,900	10,187,595
The Home Depot, Inc.	73,382	13,079,608
Lowe’s Cos., Inc.	1,600	140,400
McDonald’s Corp.	25,053	3,917,788
O’Reilly Automotive, Inc. (a)	670	165,744
Ross Stores, Inc.	155,269	12,107,877
Starbucks Corp.	78,601	4,550,212
Tapestry, Inc.	20,000	1,052,200
The TJX Cos., Inc.	4,200	342,552
Ulta Salon Cosmetics & Fragrance, Inc. (a)	400	81,708
Yum China Holdings, Inc.	314,349	13,045,483
Yum! Brands, Inc.	357,637	30,445,638

		89,625,566

		179,060,948

Consumer, Non-cyclical — 22.2%
Agriculture — 0.1%
Philip Morris International, Inc.	22,566	2,243,060

Beverages — 2.6%
The Coca-Cola Co.	585,591	25,432,217
Constellation Brands, Inc. Class A	10,900	2,484,328
Monster Beverage Corp. (a)	660,431	37,783,258

		65,699,803

Biotechnology — 3.8%
Alexion Pharmaceuticals, Inc. (a)	137,333	15,307,136
Amgen, Inc.	99,848	17,022,087
Biogen, Inc. (a)	24,701	6,763,628
Celgene Corp. (a)	4,405	392,970
Illumina, Inc. (a)	2,191	517,996
Incyte Corp. (a)	12,408	1,033,959
Regeneron Pharmaceuticals, Inc. (a)	82,571	28,434,150
Vertex Pharmaceuticals, Inc. (a)	169,674	27,653,468

		97,125,394

Commercial Services — 2.7%
Automatic Data Processing, Inc.	73,450	8,335,106
Cintas Corp.	18,000	3,070,440
CoStar Group, Inc. (a)	8,100	2,937,708
FleetCor Technologies, Inc. (a)	32,100	6,500,250
Global Payments, Inc.	125,165	13,958,401
IHS Markit Ltd. (a)	4,265	205,744
PayPal Holdings, Inc. (a)	259,280	19,671,573
S&P Global, Inc.	39,800	7,604,188
Worldpay, Inc. Class A (a)	67,600	5,559,424

		67,842,834

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	39,492	$2,830,787
The Procter & Gamble Co.	323,029	25,609,739

		28,440,526

Foods — 1.2%
Danone SA Sponsored ADR	1,947,293	31,662,984

Health Care – Products — 5.1%
Abbott Laboratories	7,800	467,376
Becton, Dickinson & Co.	117,259	25,410,025
Danaher Corp.	183,019	17,919,390
Intuitive Surgical, Inc. (a)	52,800	21,797,424
Stryker Corp.	156,307	25,152,923
Thermo Fisher Scientific, Inc.	82,608	17,055,248
Varian Medical Systems, Inc. (a)	175,014	21,465,467

		129,267,853

Health Care – Services — 3.3%
Aetna, Inc.	24,291	4,105,179
Anthem, Inc.	68,061	14,953,001
Cigna Corp.	86,647	14,534,168
Humana, Inc.	37,100	9,973,593
UnitedHealth Group, Inc.	189,172	40,482,808

		84,048,749

Pharmaceuticals — 2.3%
Merck & Co., Inc.	176,205	9,597,886
Novartis AG Sponsored ADR	214,516	17,343,619
Novo Nordisk A/S Sponsored ADR	628,976	30,977,068
Zoetis, Inc.	18,500	1,544,935

		59,463,508

		565,794,711

Energy — 1.2%
Oil & Gas Services — 1.2%
Schlumberger Ltd.	452,475	29,311,331

Financial — 13.3%
Banks — 2.6%
The Bank of New York Mellon Corp.	21,100	1,087,283
Citigroup, Inc.	16,122	1,088,235
JP Morgan Chase & Co.	127,170	13,984,885
Morgan Stanley	651,600	35,160,336
Northern Trust Corp.	3,000	309,390
State Street Corp.	134,700	13,433,631

		65,063,760

Diversified Financial Services — 9.5%
American Express Co.	120,947	11,281,936
Ameriprise Financial, Inc.	18,200	2,692,508
The Charles Schwab Corp.	133,815	6,987,819
Intercontinental Exchange, Inc.	210,691	15,279,312
Mastercard, Inc. Class A	255,600	44,770,896
Raymond James Financial, Inc.	5,200	464,932
SEI Investments Co.	452,832	33,921,645

	Number of Shares	Value
TD Ameritrade Holding Corp.	470,310	$27,856,461
Visa, Inc. Class A	835,145	99,900,045

		243,155,554

Insurance — 0.9%
American International Group, Inc.	42,300	2,301,966
Chubb Ltd.	10,400	1,422,408
Marsh & McLennan Cos., Inc.	41,980	3,467,128
The Progressive Corp.	81,270	4,951,781
Willis Towers Watson PLC	77,595	11,809,183

		23,952,466

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp.	48,872	7,103,057
Equinix, Inc.	1,332	556,962

		7,660,019

		339,831,799

Industrial — 7.1%
Aerospace & Defense — 2.6%
The Boeing Co.	155,905	51,118,132
General Dynamics Corp.	5,000	1,104,500
Harris Corp.	34,676	5,592,545
Northrop Grumman Corp.	22,500	7,855,200
Raytheon Co.	900	194,238

		65,864,615

Electronics — 0.8%
Agilent Technologies, Inc.	9,400	628,860
Corning, Inc.	8,900	248,132
Fortive Corp.	105,254	8,159,290
Honeywell International, Inc.	80,895	11,690,136

		20,726,418

Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc.	30,300	4,641,960

Machinery – Diversified — 1.5%
Deere & Co.	189,538	29,439,042
Roper Technologies, Inc.	36,800	10,329,392

		39,768,434

Miscellaneous – Manufacturing — 0.0%
Textron, Inc.	2,500	147,425

Packaging & Containers — 0.0%
Ball Corp.	26,607	1,056,564

Transportation — 2.0%
Canadian Pacific Railway Ltd.	17,100	3,018,150
CSX Corp.	45,870	2,555,418
Expeditors International of Washington, Inc.	440,315	27,871,939
FedEx Corp.	3,727	894,890
Union Pacific Corp.	5,000	672,150
United Parcel Service, Inc. Class B	146,121	15,293,024

		50,305,571

		182,510,987

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 16.4%
Computers — 0.5%
Apple, Inc.	77,467	$12,997,413

Semiconductors — 2.4%
ASML Holding NV	11,100	2,204,016
Broadcom Ltd.	50,813	11,974,083
Lam Research Corp.	6,700	1,361,172
Maxim Integrated Products, Inc.	75,800	4,564,676
Microchip Technology, Inc.	58,200	5,317,152
QUALCOMM, Inc.	496,494	27,510,733
Texas Instruments, Inc.	87,000	9,038,430

		61,970,262

Software — 13.5%
Activision Blizzard, Inc.	47,731	3,219,933
Autodesk, Inc. (a)	312,963	39,301,894
Cerner Corp. (a)	353,065	20,477,770
Electronic Arts, Inc. (a)	75,800	9,189,992
Fidelity National Information Services, Inc.	72,500	6,981,750
Fiserv, Inc. (a)	197,600	14,090,856
Intuit, Inc.	105,570	18,300,560
Microsoft Corp.	1,123,168	102,511,543
Oracle Corp.	979,325	44,804,119
Red Hat, Inc. (a)	103,190	15,427,937
salesforce.com, Inc. (a)	270,468	31,455,428
ServiceNow, Inc. (a)	165,200	27,332,340
VMware, Inc. Class A (a)	7,200	873,144
Workday, Inc. Class A (a)	83,669	10,635,167

		344,602,433

		419,570,108

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc.	19,346	3,159,782
Sempra Energy	31,899	3,547,807

		6,707,589

TOTAL COMMON STOCK (Cost $1,678,387,698)		2,516,011,151

TOTAL EQUITIES (Cost $1,678,387,698)		2,516,011,151

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,031	1,031

		1,031

TOTAL MUTUAL FUNDS (Cost $1,031)		1,031

TOTAL LONG-TERM INVESTMENTS (Cost $1,678,388,729)		2,516,012,182

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$7,292,106	$7,292,106

Time Deposit — 0.9%
Euro Time Deposit 0.280% 4/02/18	24,334,738	24,334,738

TOTAL SHORT-TERM INVESTMENTS (Cost $31,626,844)		31,626,844

TOTAL INVESTMENTS — 99.7% (Cost $1,710,015,573) (c)		2,547,639,026

Other Assets/(Liabilities) — 0.3%		6,821,860

NET ASSETS — 100.0%		$2,554,460,886

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $7,292,705. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $7,441,677.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	86.4%
Cayman Islands	6.0%
Netherlands	1.4%
France	1.2%
Denmark	1.2%
Switzerland	0.7%
Singapore	0.5%
Ireland	0.5%
Liberia	0.3%
Bermuda	0.1%
United Kingdom	0.1%
Canada	0.1%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Communications — 32.9%
Internet — 30.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	171,400	$31,458,756
Alphabet, Inc. Class A (a)	30,088	31,205,468
Alphabet, Inc. Class C (a)	8,524	8,794,978
Amazon.com, Inc. (a)	24,400	35,315,096
Baidu, Inc. Sponsored ADR (a)	67,600	15,087,644
Booking Holdings, Inc. (a)	9,000	18,723,510
eBay, Inc. (a)	312,008	12,555,202
Facebook, Inc. Class A (a)	132,900	21,236,091
Netflix, Inc. (a)	91,200	26,935,920
Palo Alto Networks, Inc. (a)	72,500	13,160,200
Symantec Corp.	263,998	6,824,348
TripAdvisor, Inc. (a) (b)	198,715	8,125,457

		229,422,670

Media — 1.6%
Liberty Global PLC Series A (a)	73,318	2,295,587
Liberty Global PLC Series C (a)	319,443	9,720,650

		12,016,237

Telecommunications — 1.0%
Arista Networks, Inc. (a)	28,968	7,395,530

		248,834,437

Consumer, Cyclical — 4.6%
Retail — 4.6%
Dollar General Corp.	117,899	11,029,452
Domino’s Pizza, Inc.	33,923	7,923,056
Qurate Retail Group, Inc. (a)	374,014	9,413,932
Starbucks Corp.	110,000	6,367,900

		34,734,340

		34,734,340

Consumer, Non-cyclical — 21.9%
Beverages — 1.7%
Monster Beverage Corp. (a)	225,000	12,872,250

Biotechnology — 8.8%
Alexion Pharmaceuticals, Inc. (a)	67,000	7,467,820
Biogen, Inc. (a)	40,850	11,185,547
BioMarin Pharmaceutical, Inc. (a)	85,500	6,931,485
Illumina, Inc. (a)	80,560	19,045,995
Incyte Corp. (a)	95,400	7,949,682
Loxo Oncology, Inc. (a)	41,686	4,809,314
Regeneron Pharmaceuticals, Inc. (a)	26,000	8,953,360

		66,343,203

Commercial Services — 4.4%
CoStar Group, Inc. (a)	26,365	9,562,058
PayPal Holdings, Inc. (a)	313,846	23,811,496

		33,373,554

	Number of Shares	Value
Health Care – Products — 3.4%
Align Technology, Inc. (a)	33,100	$8,312,403
DENTSPLY SIRONA, Inc.	157,089	7,903,148
Edwards Lifesciences Corp. (a)	68,500	9,557,120

		25,772,671

Health Care – Services — 2.5%
IQVIA Holdings, Inc. (a)	125,326	12,295,734
UnitedHealth Group, Inc.	31,347	6,708,258

		19,003,992

Pharmaceuticals — 1.1%
Allergan PLC	49,596	8,346,511

		165,712,181

Financial — 17.7%
Diversified Financial Services — 15.3%
The Charles Schwab Corp.	464,567	24,259,689
CME Group, Inc.	51,179	8,277,691
Intercontinental Exchange, Inc.	171,282	12,421,371
Mastercard, Inc. Class A	110,159	19,295,450
Visa, Inc. Class A	427,996	51,196,882

		115,451,083

Real Estate Investment Trusts (REITS) — 2.4%
Crown Castle International Corp.	112,032	12,279,827
Equinix, Inc.	14,935	6,244,921

		18,524,748

		133,975,831

Industrial — 1.8%
Transportation — 1.8%
FedEx Corp.	57,472	13,799,602

Technology — 20.8%
Semiconductors — 2.3%
Applied Materials, Inc.	199,668	11,103,537
ASML Holding NV	31,771	6,308,450

		17,411,987

Software — 18.5%
Activision Blizzard, Inc.	114,000	7,690,440
Adobe Systems, Inc. (a)	100,000	21,608,000
Electronic Arts, Inc. (a)	78,897	9,565,472
Microsoft Corp.	307,562	28,071,184
salesforce.com, Inc. (a)	229,000	26,632,700
ServiceNow, Inc. (a)	146,600	24,254,970
Splunk, Inc. (a)	111,500	10,970,485
Take-Two Interactive Software, Inc. (a)	114,560	11,201,677

		139,994,928

		157,406,915

TOTAL COMMON STOCK (Cost $504,793,901)		754,463,306

TOTAL EQUITIES (Cost $504,793,901)		754,463,306

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	7,276,190	$7,276,190

TOTAL MUTUAL FUNDS (Cost $7,276,190)		7,276,190

TOTAL LONG-TERM INVESTMENTS (Cost $512,070,091)		761,739,496

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$10,480,146	10,480,146

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	149,189	149,189

TOTAL SHORT-TERM INVESTMENTS (Cost $10,629,335)		10,629,335

TOTAL INVESTMENTS — 102.1% (Cost $522,699,426) (e)		772,368,831

Other Assets/(Liabilities) — (2.1)%		(15,649,134)

NET ASSETS — 100.0%		$756,719,697

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $7,126,309 or 0.94% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,481,008. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $10,694,695.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	91.0%
Cayman Islands	6.2%
United Kingdom	1.6%
Ireland	1.1%
Netherlands	0.8%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 1.4%
Chemicals — 0.8%
Huntsman Corp.	9,245	$270,417
The Mosaic Co.	8,250	200,310
Venator Materials PLC (a)	11,380	205,864

		676,591

Iron & Steel — 0.3%
Commercial Metals Co.	13,190	269,867

Mining — 0.3%
Alcoa Corp. (a)	2,385	107,230
HudBay Minerals, Inc.	8,645	61,379
Newmont Mining Corp.	2,675	104,512

		273,121

		1,219,579

Communications — 0.2%
Internet — 0.1%
Twitter, Inc. (a)	3,500	101,535

Media — 0.1%
Meredith Corp.	1,375	73,975

		175,510

Consumer, Cyclical — 9.3%
Airlines — 0.9%
JetBlue Airways Corp. (a)	8,485	172,415
Southwest Airlines Co.	11,004	630,309

		802,724

Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	2,415	149,923
Ralph Lauren Corp.	1,355	151,489
Wolverine World Wide, Inc.	1,140	32,946

		334,358

Auto Manufacturers — 1.1%
Honda Motor Co. Ltd. Sponsored ADR	17,907	621,910
PACCAR, Inc.	5,242	346,863

		968,773

Auto Parts & Equipment — 0.6%
Aptiv PLC	5,902	501,493

Distribution & Wholesale — 0.3%
Triton International Ltd.	8,375	256,275

Home Builders — 0.8%
PulteGroup, Inc.	16,054	473,432
Toll Brothers, Inc.	5,310	229,658

		703,090

	Number of Shares	Value
Leisure Time — 0.5%
Carnival Corp.	4,709	$308,816
Royal Caribbean Cruises Ltd.	1,310	154,240

		463,056

Lodging — 0.3%
Caesars Entertainment Corp. (a)	28,355	318,994

Retail — 4.4%
Advance Auto Parts, Inc.	6,751	800,331
Burlington Stores, Inc. (a)	1,060	141,139
Chico’s FAS, Inc.	19,010	171,850
The Children’s Place, Inc.	1,240	167,710
Darden Restaurants, Inc.	2,415	205,879
Foot Locker, Inc.	5,485	249,787
Genuine Parts Co.	5,394	484,597
MSC Industrial Direct Co., Inc. Class A	9,062	831,076
PVH Corp.	1,275	193,073
Target Corp.	8,520	591,544

		3,836,986

		8,185,749

Consumer, Non-cyclical — 19.5%
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	1,658	196,274
Molson Coors Brewing Co. Class B	5,961	449,042

		645,316

Foods — 9.2%
Conagra Brands, Inc.	36,645	1,351,468
General Mills, Inc.	20,802	937,338
The J.M. Smucker Co.	5,256	651,797
Kellogg Co.	16,038	1,042,630
Mondelez International, Inc. Class A	24,257	1,012,245
Nomad Foods Ltd. (a)	15,285	240,586
Orkla ASA	65,078	699,579
Pinnacle Foods, Inc.	2,770	149,857
Post Holdings, Inc. (a)	2,360	178,794
Sysco Corp.	17,363	1,041,085
Tyson Foods, Inc. Class A	2,075	151,869
US Foods Holding Corp. (a)	18,147	594,677

		8,051,925

Health Care – Products — 4.1%
Baxter International, Inc.	1,200	78,048
Henry Schein, Inc. (a)	6,934	466,034
Hill-Rom Holdings, Inc.	1,900	165,300
QIAGEN NV (a)	4,295	138,771
Siemens Healthineers AG (a)	8,380	344,393
STERIS PLC	6,813	636,062
Zimmer Biomet Holdings, Inc.	16,172	1,763,395

		3,592,003

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 3.0%
Encompass Health Corp.	3,260	$186,374
HCA Healthcare, Inc.	5,169	501,393
Humana, Inc.	1,225	329,317
ICON PLC (a)	1,015	119,912
LifePoint Health, Inc. (a)	17,540	824,380
Quest Diagnostics, Inc.	6,448	646,734

		2,608,110

Pharmaceuticals — 2.5%
Cardinal Health, Inc.	12,331	772,907
Express Scripts Holding Co. (a)	6,497	448,813
Jazz Pharmaceuticals Plc (a)	915	138,156
McKesson Corp.	4,106	578,412
Perrigo Co. PLC	3,340	278,356

		2,216,644

		17,113,998

Energy — 11.7%
Coal — 0.2%
Arch Coal, Inc. Class A	1,525	140,117

Oil & Gas — 8.6%
Anadarko Petroleum Corp.	10,161	613,826
Cimarex Energy Co.	6,228	582,318
Devon Energy Corp.	30,623	973,505
Energen Corp. (a)	9,295	584,284
EQT Corp.	20,018	951,055
Helmerich & Payne, Inc.	1,925	128,128
Imperial Oil Ltd.	32,244	853,934
Marathon Petroleum Corp.	6,696	489,545
Noble Energy, Inc.	28,740	870,822
Occidental Petroleum Corp.	10,145	659,019
Precision Drilling Corp. (a)	98,465	272,748
SM Energy Co.	11,635	209,779
WPX Energy, Inc. (a)	22,895	338,388

		7,527,351

Oil & Gas Services — 2.4%
Baker Hughes a GE Co.	31,382	871,478
Halliburton Co.	5,753	270,046
McDermott International, Inc. (a)	21,315	129,808
National Oilwell Varco, Inc.	24,133	888,336

		2,159,668

Pipelines — 0.5%
Spectra Energy Partners LP (b)	12,583	423,292

		10,250,428

Financial — 26.0%
Banks — 10.2%
Bank of Hawaii Corp.	8,876	737,595
BB&T Corp.	24,495	1,274,720
Citizens Financial Group, Inc.	15,545	652,579
Comerica, Inc.	4,620	443,196
Commerce Bancshares, Inc.	12,351	739,948
F.N.B. Corp.	14,195	190,923

	Number of Shares	Value
KeyCorp	9,345	$182,695
M&T Bank Corp.	5,188	956,460
Northern Trust Corp.	16,007	1,650,802
The PNC Financial Services Group, Inc.	2,254	340,895
SunTrust Banks, Inc.	10,235	696,389
UMB Financial Corp.	5,130	371,361
Westamerica Bancorp.	11,998	696,844

		8,934,407

Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	5,514	815,741
E*TRADE Financial Corp. (a)	3,205	177,589
Invesco Ltd.	41,447	1,326,718
Lazard Ltd. Class A	5,735	301,432
Stifel Financial Corp.	2,890	171,175
Synchrony Financial	1,990	66,725
T. Rowe Price Group, Inc.	2,501	270,033

		3,129,413

Insurance — 5.8%
Aflac, Inc.	10,778	471,645
The Allstate Corp.	1,715	162,582
Arthur J Gallagher & Co.	7,613	523,242
Athene Holding Ltd. Class A (a)	5,180	247,656
Brown & Brown, Inc.	13,780	350,563
Chubb Ltd.	6,668	911,982
CNA Financial Corp.	5,110	252,179
The Hartford Financial Services Group, Inc.	6,870	353,942
Loews Corp.	4,905	243,926
Old Republic International Corp.	9,545	204,740
ProAssurance Corp.	5,332	258,869
Reinsurance Group of America, Inc.	3,471	534,534
Torchmark Corp.	2,713	228,353
The Travelers Cos., Inc.	1,455	202,041
Unum Group	4,048	192,725

		5,138,979

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	4,866	229,772

Real Estate Investment Trusts (REITS) — 5.6%
American Tower Corp.	3,461	503,022
Digital Realty Trust, Inc.	2,148	226,356
Empire State Realty Trust, Inc. Class A	12,796	214,845
Gaming and Leisure Properties, Inc.	6,520	218,225
Host Hotels & Resorts, Inc.	10,670	198,889
Liberty Property Trust	12,340	490,268
Medical Properties Trust, Inc.	27,025	351,325
MGM Growth Properties LLC Class A	17,702	469,811
Piedmont Office Realty Trust, Inc. Class A	40,249	707,980
SL Green Realty Corp.	1,580	152,991
Weyerhaeuser Co.	40,281	1,409,835

		4,943,547

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	40,111	$495,371

		22,871,489

Industrial — 17.0%
Building Materials — 1.9%
Johnson Controls International PLC	46,361	1,633,762

Electrical Components & Equipment — 2.2%
Emerson Electric Co.	12,340	842,822
Hubbell, Inc.	8,857	1,078,605

		1,921,427

Electronics — 1.8%
Keysight Technologies, Inc. (a)	17,199	901,056
Orbotech Ltd. (a)	990	61,558
PerkinElmer, Inc.	1,025	77,613
TE Connectivity Ltd.	5,742	573,626

		1,613,853

Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.	2,030	120,074
KBR, Inc.	16,640	269,402

		389,476

Environmental Controls — 0.5%
Republic Services, Inc.	6,729	445,662

Machinery – Construction & Mining — 0.5%
Terex Corp.	10,805	404,215

Machinery – Diversified — 0.9%
CNH Industrial NV	23,445	290,718
Cummins, Inc.	3,245	525,982

		816,700

Metal Fabricate & Hardware — 0.1%
The Timken Co.	2,335	106,476

Miscellaneous – Manufacturing — 3.0%
Eaton Corp. PLC	8,029	641,598
IMI PLC	25,924	393,487
Ingersoll-Rand PLC	6,320	540,423
Parker-Hannifin Corp.	876	149,822
Textron, Inc.	13,092	772,035
Trinity Industries, Inc.	5,235	170,818

		2,668,183

Packaging & Containers — 4.2%
Bemis Co., Inc.	11,047	480,765
Graphic Packaging Holding Co.	61,898	950,134
Sonoco Products Co.	15,156	735,066
WestRock Co.	23,787	1,526,412

		3,692,377

Transportation — 1.4%
Heartland Express, Inc.	32,746	589,100
Knight-Swift Transportation Holdings, Inc.	6,755	310,798

	Number of Shares	Value
Norfolk Southern Corp.	2,439	$331,167

		1,231,065

		14,923,196

Technology — 5.1%
Computers — 1.0%
HP, Inc.	16,037	351,531
Leidos Holdings, Inc.	2,725	178,215
NetApp, Inc.	1,432	88,340
Western Digital Corp.	3,085	284,653

		902,739

Semiconductors — 3.4%
Applied Materials, Inc.	10,438	580,457
KLA-Tencor Corp.	1,105	120,456
Lam Research Corp.	1,025	208,239
Maxim Integrated Products, Inc.	13,966	841,033
Microchip Technology, Inc.	4,911	448,669
Teradyne, Inc.	17,182	785,389

		2,984,243

Software — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	17,730	218,966
Synopsys, Inc. (a)	2,550	212,262
Verint Systems, Inc. (a)	4,135	176,151

		607,379

		4,494,361

Utilities — 6.5%
Electric — 5.6%
Ameren Corp.	4,199	237,789
Edison International	9,797	623,677
Entergy Corp.	6,925	545,551
Eversource Energy	5,541	326,476
Exelon Corp.	7,280	283,993
NorthWestern Corp.	12,522	673,684
Pinnacle West Capital Corp.	6,319	504,256
Public Service Enterprise Group, Inc.	7,000	351,680
Vistra Energy Corp. (a)	18,870	393,062
Xcel Energy, Inc.	21,412	973,818

		4,913,986

Gas — 0.9%
Atmos Energy Corp.	4,090	344,542
Spire, Inc.	6,682	483,108

		827,650

		5,741,636

TOTAL COMMON STOCK (Cost $80,817,518)		84,975,946

TOTAL EQUITIES (Cost $80,817,518)		84,975,946

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell Mid-Cap Value ETF	9,851	$851,422

TOTAL MUTUAL FUNDS (Cost $892,216)		851,422

TOTAL LONG-TERM INVESTMENTS (Cost $81,709,734)		85,827,368

	Principal Amount

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (c)	$1,821,656	1,821,656

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	8,451	8,451

TOTAL SHORT-TERM INVESTMENTS (Cost $1,830,107)		1,830,107

Value
TOTAL INVESTMENTS — 99.8% (Cost $83,539,841) (d)	$87,657,475

Other Assets/(Liabilities) — 0.2%	213,883

NET ASSETS — 100.0%	$87,871,358

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $1,821,806. Collateralized by U.S. Government Agency obligations with rates ranging from 1.375% – 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $1,863,040.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	2,374,215	Credit Suisse International	06/29/18	$22,748	$(305)

NOK	188,269	JP Morgan Chase Bank N.A.	06/29/18	24,591	(507)

CAD	26,585	Morgan Stanley & Co. LLC	06/29/18	20,753	(83)
GBP	8,626	Morgan Stanley & Co. LLC	06/29/18	12,248	(102)

				33,001	(185)

				$80,340	$(997)

Contracts to Deliver
JPY	41,935,214	Credit Suisse International	06/29/18	$397,111	$700

NOK	4,915,099	JP Morgan Chase Bank N.A.	06/29/18	636,407	7,662

CAD	974,059	Morgan Stanley & Co. LLC	06/29/18	753,134	(4,166)
GBP	239,582	Morgan Stanley & Co. LLC	06/29/18	338,728	1,375

				1,091,862	(2,791)

EUR	231,961	UBS AG	06/29/18	289,955	2,703

				$2,415,335	$8,274

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 8.1%
Chemicals — 3.1%
Orion Engineered Carbons SA	43,290	$1,173,159
PolyOne Corp.	39,159	1,665,041
Sensient Technologies Corp.	11,260	794,731

		3,632,931

Forest Products & Paper — 0.7%
Neenah, Inc.	9,900	776,160

Iron & Steel — 1.8%
Allegheny Technologies, Inc. (a)	89,273	2,113,985

Mining — 2.5%
Ferroglobe PLC (a)	143,352	1,538,167
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	234,800	-
Luxfer Holdings PLC	40,852	522,905
Materion Corp.	17,918	914,714

		2,975,786

		9,498,862

Consumer, Cyclical — 5.5%
Auto Parts & Equipment — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	95,921	1,459,918
Gentherm, Inc. (a)	6,300	213,885

		1,673,803

Distribution & Wholesale — 0.4%
ScanSource, Inc. (a)	11,580	411,669

Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	48,020	788,969

Home Furnishing — 0.8%
Whirlpool Corp.	6,243	955,866

Office Furnishings — 0.4%
Steelcase, Inc. Class A	34,580	470,288

Retail — 0.7%
The Cato Corp. Class A	20,110	296,421
Dave & Buster’s Entertainment, Inc. (a)	10,660	444,948
Fred’s, Inc. Class A	43,220	129,228

		870,597

Storage & Warehousing — 1.1%
Mobile Mini, Inc.	28,953	1,259,455

		6,430,647

Consumer, Non-cyclical — 14.4%
Beverages — 0.5%
C&C Group PLC	193,871	636,328

	Number of Shares	Value
Commercial Services — 4.6%
AMN Healthcare Services, Inc. (a)	7,860	$446,055
Forrester Research, Inc.	16,410	680,194
FTI Consulting, Inc. (a)	27,660	1,339,021
Huron Consulting Group, Inc. (a)	19,100	727,710
ICF International, Inc.	10,260	599,697
Matthews International Corp. Class A	14,070	711,942
Navigant Consulting, Inc. (a)	29,670	570,851
SEACOR Marine Holdings, Inc. (a)	20,244	385,041

		5,460,511

Foods — 3.1%
Cranswick PLC	21,054	840,849
Darling Ingredients, Inc. (a)	87,090	1,506,657
Post Holdings, Inc. (a)	12,210	925,030
Smart & Final Stores, Inc. (a)	75,930	421,411

		3,693,947

Health Care – Products — 3.0%
Haemonetics Corp. (a)	10,210	746,964
Invacare Corp.	51,132	889,697
Natus Medical, Inc. (a)	10,500	353,325
STERIS PLC	15,910	1,485,357

		3,475,343

Health Care – Services — 2.2%
Encompass Health Corp.	28,441	1,625,972
Envision Healthcare Corp. (a)	23,683	910,137

		2,536,109

Household Products & Wares — 1.0%
Acco Brands Corp.	68,160	855,408
Helen of Troy Ltd. (a)	4,100	356,700

		1,212,108

		17,014,346

Diversified — 0.4%
Holding Company – Diversified — 0.4%
HRG Group, Inc. (a)	28,800	474,912

Energy — 4.0%
Oil & Gas — 2.3%
Callon Petroleum Co. (a)	116,848	1,547,067
Resolute Energy Corp. (a)	17,520	607,068
RSP Permian, Inc. (a)	12,978	608,409

		2,762,544

Oil & Gas Services — 1.7%
Era Group, Inc. (a)	20,570	192,330
Flotek Industries, Inc. (a)	52,704	321,494
SEACOR Holdings, Inc. (a)	11,840	605,024
Thermon Group Holdings, Inc. (a)	38,920	872,197

		1,991,045

		4,753,589

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 22.0%
Banks — 11.7%
1st Source Corp.	11,930	$603,897
FCB Financial Holdings, Inc. Class A (a)	10,940	559,034
First Midwest Bancorp, Inc.	39,130	962,207
Great Western Bancorp, Inc.	24,270	977,353
Hancock Holding Co.	23,570	1,218,569
International Bancshares Corp.	26,540	1,032,406
MB Financial, Inc.	23,470	950,065
Prosperity Bancshares, Inc.	21,244	1,542,952
Texas Capital Bancshares, Inc. (a)	27,351	2,458,855
UMB Financial Corp.	21,762	1,575,351
Union Bankshares Corp.	21,180	777,518
Webster Financial Corp.	19,660	1,089,164

		13,747,371

Diversified Financial Services — 1.1%
PRA Group, Inc. (a)	35,131	1,334,978

Insurance — 4.2%
Alleghany Corp.	2,108	1,295,240
Assured Guaranty Ltd.	15,640	566,168
Kemper Corp.	19,000	1,083,000
Reinsurance Group of America, Inc.	5,610	863,940
White Mountains Insurance Group Ltd.	1,320	1,085,726

		4,894,074

Real Estate Investment Trusts (REITS) — 3.7%
Corporate Office Properties Trust	25,610	661,506
DiamondRock Hospitality Co.	45,454	474,540
Education Realty Trust, Inc.	26,483	867,318
PotlatchDeltic Corp.	18,070	940,544
Ramco-Gershenson Properties Trust	67,250	831,210
Summit Hotel Properties, Inc.	39,240	534,056

		4,309,174

Savings & Loans — 1.3%
Banc of California, Inc.	35,590	686,887
Northwest Bancshares, Inc.	54,540	903,182

		1,590,069

		25,875,666

Industrial — 33.1%
Aerospace & Defense — 1.2%
Astronics Corp. (a)	6,700	249,910
Cubic Corp.	18,520	1,177,872

		1,427,782

Building Materials — 4.1%
Gibraltar Industries, Inc. (a)	28,376	960,527
Simpson Manufacturing Co., Inc.	29,920	1,723,093
Trex Co., Inc. (a)	10,542	1,146,653
Tyman PLC	229,784	960,879

		4,791,152

	Number of Shares	Value
Electrical Components & Equipment — 2.3%
Belden, Inc.	21,290	$1,467,733
Encore Wire Corp.	22,039	1,249,611

		2,717,344

Electronics — 9.0%
CTS Corp.	25,500	693,600
ESCO Technologies, Inc.	14,130	827,312
FARO Technologies, Inc. (a)	26,197	1,529,905
II-VI, Inc. (a)	50,745	2,075,470
Keysight Technologies, Inc. (a)	23,570	1,234,832
Park Electrochemical Corp.	21,436	360,982
Plexus Corp. (a)	31,096	1,857,364
Vishay Intertechnology, Inc.	112,080	2,084,688

		10,664,153

Engineering & Construction — 3.0%
Comfort Systems USA, Inc.	30,683	1,265,674
Mistras Group, Inc. (a)	30,330	574,450
Primoris Services Corp.	67,446	1,684,801

		3,524,925

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	11,090	541,303

Machinery – Construction & Mining — 1.2%
Terex Corp.	37,374	1,398,161

Machinery – Diversified — 1.0%
Albany International Corp. Class A	19,860	1,245,222

Metal Fabricate & Hardware — 2.5%
CIRCOR International, Inc.	12,350	526,851
Mueller Industries, Inc.	37,460	979,954
TriMas Corp. (a)	53,650	1,408,312

		2,915,117

Miscellaneous – Manufacturing — 4.4%
Actuant Corp. Class A	55,900	1,299,675
Barnes Group, Inc.	18,519	1,109,103
Colfax Corp. (a)	32,959	1,051,392
Federal Signal Corp.	80,737	1,777,829

		5,237,999

Packaging & Containers — 0.9%
Greif, Inc. Class A	19,810	1,035,073

Transportation — 2.3%
Air Transport Services Group, Inc. (a)	58,606	1,366,692
Dorian LPG Ltd. (a)	36,337	272,164
Forward Air Corp.	12,630	667,622
Scorpio Tankers, Inc.	195,970	384,101

		2,690,579

Trucking & Leasing — 0.7%
GATX Corp.	12,310	843,112

		39,031,922

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.5%
Computers — 2.2%
Diebold Nixdorf, Inc.	21,730	$334,642
MTS Systems Corp.	21,721	1,121,890
WNS Holdings Ltd. ADR (a)	25,080	1,136,876

		2,593,408

Semiconductors — 4.5%
Brooks Automation, Inc.	75,109	2,033,952
Diodes, Inc. (a)	56,373	1,717,122
Photronics, Inc. (a)	94,744	781,638
Xcerra Corp. (a)	66,040	769,366

		5,302,078

Software — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	73,320	905,502

		8,800,988

Utilities — 2.1%
Electric — 0.3%
Westar Energy, Inc.	6,630	348,672

Gas — 1.8%
New Jersey Resources Corp.	8,850	354,885
Spire, Inc.	6,480	468,504
UGI Corp.	18,405	817,550
WGL Holdings, Inc.	5,720	478,478

		2,119,417

		2,468,089

TOTAL COMMON STOCK (Cost $91,019,707)		114,349,021

TOTAL EQUITIES (Cost $91,019,707)		114,349,021

TOTAL LONG-TERM INVESTMENTS (Cost $91,019,707)		114,349,021

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$3,586,071	3,586,071

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	20,628	20,628

TOTAL SHORT-TERM INVESTMENTS (Cost $3,606,699)		3,606,699

Value
TOTAL INVESTMENTS — 100.1% (Cost $94,626,406) (e)	$117,955,720

Other Assets/(Liabilities) — (0.1)%	(138,559)

NET ASSETS — 100.0%	$117,817,161

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $3,586,366. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $3,666,640.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 3.5%
Chemicals — 1.3%
American Vanguard Corp.	13,618	$275,084
KMG Chemicals, Inc.	11,499	689,365
Kronos Worldwide, Inc.	30,300	684,780
Minerals Technologies, Inc.	6,200	415,090
OMNOVA Solutions, Inc. (a)	5,300	55,650
PQ Group Holdings, Inc. (a)	67,060	936,828
Valhi, Inc.	9,700	58,782

		3,115,579

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	13,700	535,670
Mercer International, Inc.	6,700	83,415
Verso Corp. Class A (a)	14,400	242,496

		861,581

Iron & Steel — 1.3%
Carpenter Technology Corp.	40,575	1,790,169
Commercial Metals Co.	48,140	984,945
Reliance Steel & Aluminum Co.	3,700	317,238

		3,092,352

Mining — 0.5%
Constellium NV Class A (a)	24,300	263,655
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
New Gold, Inc. (a)	48,800	125,904
US Silica Holdings, Inc. (d)	28,195	719,536

		1,109,095

		8,178,607

Communications — 4.7%
Internet — 0.7%
Blucora, Inc. (a)	16,200	398,520
Internap Corp. (a)	7,100	78,100
PC-Tel, Inc.	16,100	115,598
Q2 Holdings, Inc. (a)	5,200	236,860
QuinStreet, Inc. (a)	43,100	550,387
TechTarget, Inc. (a)	3,500	69,580
Zendesk, Inc. (a)	4,200	201,054

		1,650,099

Media — 1.9%
Beasley Broadcasting Group, Inc. Class A	10,100	114,130
Cable One, Inc.	659	452,805
Gannett Co., Inc.	39,200	391,216
Gray Television, Inc. (a)	64,290	816,483
MSG Networks, Inc. Class A (a)	6,200	140,120
Nexstar Media Group, Inc. Class A	18,100	1,203,650

	Number of Shares	Value
Scholastic Corp.	5,700	$221,388
Sinclair Broadcast Group, Inc. Class A (d)	30,045	940,409

		4,280,201

Telecommunications — 2.1%
Comtech Telecommunications Corp.	23,000	687,470
Extreme Networks, Inc. (a)	38,800	429,516
Finisar Corp. (a) (d)	3,900	61,659
GTT Communications, Inc. (a) (d)	5,300	300,510
Harmonic, Inc. (a)	90,906	345,443
Intelsat SA (a) (d)	10,300	38,728
NETGEAR, Inc. (a)	16,725	956,670
ORBCOMM, Inc. (a)	67,720	634,536
RigNet, Inc. (a)	15,500	210,800
Vonage Holdings Corp. (a)	115,100	1,225,815

		4,891,147

		10,821,447

Consumer, Cyclical — 9.2%
Airlines — 0.2%
Copa Holdings SA Class A	3,500	450,205

Apparel — 1.1%
Crocs, Inc. (a)	99,615	1,618,744
Deckers Outdoor Corp. (a)	1,600	144,048
Perry Ellis International, Inc. (a)	5,500	141,900
Rocky Brands, Inc.	6,200	132,990
Steven Madden Ltd.	10,500	460,950

		2,498,632

Auto Manufacturers — 0.6%
Blue Bird Corp. (a) (d)	11,900	282,030
Wabash National Corp.	58,735	1,222,275

		1,504,305

Auto Parts & Equipment — 1.0%
Commercial Vehicle Group, Inc. (a)	20,300	157,325
Dorman Products, Inc. (a)	7,400	489,954
Meritor, Inc. (a)	27,600	567,456
Tenneco, Inc.	17,765	974,766
Tower International, Inc.	1,100	30,525

		2,220,026

Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc. (a)	11,100	589,077
H&E Equipment Services, Inc.	13,900	535,011
Pool Corp.	4,600	672,612
Systemax, Inc.	30,900	882,195
Titan Machinery, Inc. (a)	19,200	452,352

		3,131,247

Entertainment — 0.1%
Penn National Gaming, Inc. (a)	4,700	123,422
Scientific Games Corp. Class A (a)	1,100	45,760

		169,182

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.4%
Beazer Homes USA, Inc. (a)	12,600	$200,970
Cavco Industries, Inc. (a)	3,800	660,250
PICO Holdings, Inc.	2,700	30,915

		892,135

Home Furnishing — 0.1%
Sleep Number Corp. (a)	9,700	340,955

Leisure Time — 0.4%
LCI Industries	5,700	593,655
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,100	54,825
Town Sports International Holdings, Inc. (a)	25,300	192,280

		840,760

Lodging — 0.2%
Caesars Entertainment Corp. (a)	8,300	93,375
ILG, Inc.	14,400	447,984

		541,359

Retail — 3.0%
Asbury Automotive Group, Inc. (a)	15,210	1,026,675
Big Lots, Inc. (d)	15,070	655,997
Conn’s, Inc. (a) (d)	10,300	350,200
Express, Inc. (a)	24,000	171,840
GNC Holdings, Inc. Class A (a) (d)	13,900	53,654
Hibbett Sports, Inc. (a) (d)	2,700	64,665
Lumber Liquidators Holdings, Inc. (a) (d)	17,375	415,610
Party City Holdco, Inc. (a) (d)	20,149	314,324
PetMed Express, Inc. (d)	6,900	288,075
PriceSmart, Inc.	4,900	409,395
Red Robin Gourmet Burgers, Inc. (a)	4,400	255,200
RH (a) (d)	6,000	571,680
Rush Enterprises, Inc. Class A (a)	21,100	896,539
Tailored Brands, Inc.	43,800	1,097,628
Tilly’s, Inc. Class A	29,400	332,220

		6,903,702

Textiles — 0.8%
Culp, Inc.	9,800	299,390
UniFirst Corp.	9,915	1,602,760

		1,902,150

		21,394,658

Consumer, Non-cyclical — 14.9%
Agriculture — 0.2%
Alliance One International, Inc. (a)	7,900	205,795
Vector Group Ltd. (d)	12,337	251,551

		457,346

Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	600	113,430
Cott Corp.	62,390	918,381

	Number of Shares	Value
National Beverage Corp.	4,900	$436,198

		1,468,009

Biotechnology — 1.8%
Assembly Biosciences, Inc. (a)	1,200	58,968
CytomX Therapeutics, Inc. (a)	5,000	142,250
Emergent BioSolutions, Inc. (a)	31,790	1,673,743
ImmunoGen, Inc. (a)	37,500	394,500
Innoviva, Inc. (a)	8,100	135,027
Myriad Genetics, Inc. (a)	29,900	883,545
Puma Biotechnology, Inc. (a)	5,215	354,881
Sangamo Therapeutics, Inc. (a)	17,800	338,200
Spectrum Pharmaceuticals, Inc. (a)	7,000	112,630
XOMA Corp. (a) (d)	7,400	149,702

		4,243,446

Commercial Services — 5.0%
Aaron’s, Inc.	37,800	1,761,480
Adtalem Global Education, Inc. (a)	35,240	1,675,662
American Public Education, Inc. (a)	11,700	503,100
Cambium Learning Group, Inc. (a)	33,100	370,720
Capella Education Co.	6,890	601,842
Care.com, Inc. (a)	24,000	390,480
Ennis, Inc.	23,600	464,920
Everi Holdings, Inc. (a)	59,800	392,886
FTI Consulting, Inc. (a)	8,800	426,008
Green Dot Corp. Class A (a)	14,400	923,904
K12, Inc. (a)	5,200	73,736
Liberty Tax, Inc.	11,600	117,160
Matthews International Corp. Class A	5,500	278,300
McGrath RentCorp	8,676	465,814
Navigant Consulting, Inc. (a)	19,700	379,028
Quad/Graphics, Inc.	32,600	826,410
RPX Corp.	44,300	473,567
Textainer Group Holdings Ltd. (a)	29,500	500,025
Vectrus, Inc. (a)	9,200	342,608
Weight Watchers International, Inc. (a)	11,000	700,920

		11,668,570

Foods — 2.0%
The Chefs’ Warehouse, Inc. (a) (d)	14,300	328,900
Hostess Brands, Inc. (a)	57,140	845,100
Nomad Foods Ltd. (a)	49,400	777,556
Pinnacle Foods, Inc.	5,900	319,190
Post Holdings, Inc. (a)	5,500	416,680
Sanderson Farms, Inc.	7,700	916,454
The Simply Good Foods Co. (a)	61,730	847,553
SpartanNash Co.	12,000	206,520

		4,657,953

Health Care – Products — 3.2%
Atrion Corp.	1,383	873,088
Cutera, Inc. (a)	9,600	482,400
Haemonetics Corp. (a)	6,100	446,276

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Halyard Health, Inc. (a)	14,307	$659,267
Intersect ENT, Inc. (a)	11,400	448,020
Lantheus Holdings, Inc. (a)	31,700	504,030
LivaNova PLC (a)	7,705	681,892
NuVasive, Inc. (a)	12,715	663,850
Quidel Corp. (a)	15,900	823,779
Repligen Corp. (a)	8,675	313,862
West Pharmaceutical Services, Inc.	7,800	688,662
Wright Medical Group NV (a) (d)	35,763	709,538

		7,294,664

Health Care – Services — 1.0%
The Ensign Group, Inc.	14,000	368,200
Medpace Holdings, Inc. (a)	20,965	731,888
Molina Healthcare, Inc. (a)	4,100	332,838
Psychemedics Corp.	3,900	80,652
Select Medical Holdings Corp. (a)	20,600	355,350
Triple-S Management Corp. Class B (a)	1,200	31,368
WellCare Health Plans, Inc. (a)	2,600	503,438

		2,403,734

Household Products & Wares — 0.1%
CSS Industries, Inc.	9,203	161,053

Pharmaceuticals — 1.0%
BioSpecifics Technologies Corp. (a)	500	22,170
Corcept Therapeutics, Inc. (a) (d)	11,900	195,755
Enanta Pharmaceuticals, Inc. (a)	13,000	1,051,830
Horizon Pharma PLC (a)	50,895	722,709
MyoKardia, Inc. (a)	2,100	102,480
Nektar Therapeutics (a)	2,900	308,154

		2,403,098

		34,757,873

Energy — 7.0%
Coal — 0.6%
Arch Coal, Inc. Class A	8,900	817,732
Cloud Peak Energy, Inc. (a)	63,500	184,785
Hallador Energy Co.	28,400	195,108
SunCoke Energy, Inc. (a)	28,500	306,660

		1,504,285

Energy – Alternate Sources — 0.2%
REX American Resources Corp. (a)	1,700	123,760
SolarEdge Technologies, Inc. (a)	6,200	326,120

		449,880

Oil & Gas — 4.5%
Adams Resources & Energy, Inc.	2,200	95,700
Andeavor	4,398	442,263
California Resources Corp. (a) (d)	22,600	387,590
Callon Petroleum Co. (a)	102,740	1,360,278
Carrizo Oil & Gas, Inc. (a)	50,850	813,600
Centennial Resource Development, Inc. Class A (a)	29,600	543,160

	Number of Shares	Value
Comstock Resources, Inc. (a)	4,700	$34,357
CVR Energy, Inc. (d)	26,400	797,808
Evolution Petroleum Corp.	30,800	247,940
Isramco, Inc. (a)	300	31,140
Jagged Peak Energy, Inc. (a) (d)	17,881	252,659
Kosmos Energy Ltd. (a)	27,700	174,510
Matador Resources Co. (a) (d)	23,800	711,858
Murphy Oil Corp.	4,000	103,360
Panhandle Oil & Gas, Inc. Class A	4,300	82,990
PBF Energy, Inc. Class A	29,115	986,998
Ring Energy, Inc. (a)	66,145	949,181
SRC Energy, Inc. (a)	125,250	1,181,107
W&T Offshore, Inc. (a)	134,100	594,063
WPX Energy, Inc. (a)	41,100	607,458

		10,398,020

Oil & Gas Services — 1.7%
Archrock, Inc.	11,600	101,500
Exterran Corp. (a)	32,800	875,760
Frank’s International NV	45,100	244,893
Helix Energy Solutions Group, Inc. (a)	148,220	858,194
ION Geophysical Corp. (a)	11,200	303,520
Keane Group, Inc. (a)	16,400	242,720
MRC Global, Inc. (a)	29,225	480,459
Oceaneering International, Inc.	12,700	235,458
TETRA Technologies, Inc. (a)	71,400	267,750
Thermon Group Holdings, Inc. (a)	11,300	253,233

		3,863,487

		16,215,672

Financial — 36.8%
Banks — 16.1%
1st Source Corp.	2,100	106,302
Atlantic Capital Bancshares, Inc. (a)	13,048	236,169
BancFirst Corp.	500	26,550
Banco Latinoamericano de Comercio Exterior SA	12,500	356,250
The Bancorp, Inc. (a)	53,300	575,640
Bank of Commerce Holdings	3,100	36,115
Bank of Hawaii Corp.	5,300	440,430
Bank of Marin Bancorp	1,300	89,635
BankUnited, Inc.	22,900	915,542
Bankwell Financial Group, Inc.	6,700	216,276
Boston Private Financial Holdings, Inc.	21,600	325,080
C&F Financial Corp.	2,500	131,500
Central Pacific Financial Corp.	13,000	369,980
Central Valley Community Bancorp	11,900	232,764
Century Bancorp, Inc. Class A	3,500	277,900
Chemical Financial Corp.	45,571	2,491,822
Chemung Financial Corp.	700	32,529
Citizens & Northern Corp.	1,800	41,562
CoBiz Financial, Inc.	27,400	537,040

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Columbia Banking System, Inc.	18,600	$780,270
East West Bancorp, Inc.	17,110	1,070,059
F.N.B. Corp.	222,060	2,986,707
FB Financial Corp. (a)	7,200	292,248
Financial Institutions, Inc.	3,200	94,720
First Busey Corp.	8,100	240,732
First Hawaiian, Inc.	8,872	246,908
First Interstate BancSystem, Inc. Class A	31,550	1,247,803
First Merchants Corp.	11,600	483,720
First Midwest Bancorp, Inc.	113,825	2,798,957
The First of Long Island Corp.	7,400	203,130
Glacier Bancorp, Inc.	17,600	675,488
Heritage Financial Corp.	10,600	324,360
Home BancShares, Inc.	54,100	1,234,021
Hope Bancorp, Inc.	23,100	420,189
Horizon Bancorp	6,100	183,061
Howard Bancorp, Inc. (a)	9,788	193,802
IBERIABANK Corp.	36,070	2,813,460
Lakeland Financial Corp.	15,200	702,696
Live Oak Bancshares, Inc.	9,919	275,748
MB Financial, Inc.	38,415	1,555,039
National Bank Holdings Corp. Class A	18,200	605,150
Northeast Bancorp (d)	8,400	172,200
Northrim BanCorp, Inc.	3,700	127,835
PCSB Financial Corp. (a)	12,565	263,614
Pinnacle Financial Partners, Inc.	5,100	327,420
Ponce de Leon Federal Bank (a) (d)	13,466	197,277
Popular, Inc.	28,808	1,198,989
Preferred Bank	1,400	89,880
Premier Commercial Bancorp (a)	2,511	37,037
Prosperity Bancshares, Inc.	11,200	813,456
Republic Bancorp, Inc. Class A	2,600	99,580
S&T Bancorp, Inc.	1,600	63,904
Shore Bancshares, Inc.	2,000	37,720
South State Corp.	2,604	222,121
Sterling Bancorp, Inc.	13,068	176,549
SVB Financial Group (a)	3,700	888,037
Synovus Financial Corp.	5,700	284,658
TCF Financial Corp.	22,400	510,944
Texas Capital Bancshares, Inc. (a)	6,800	611,320
Towne Bank	22,200	634,920
Two River Bancorp (d)	7,500	135,375
UMB Financial Corp.	2,800	202,692
Umpqua Holdings Corp.	3,700	79,217
United Community Banks, Inc.	11,000	348,150
Valley National Bancorp	3,500	43,610
Walker & Dunlop, Inc.	23,200	1,378,544
Washington Trust Bancorp, Inc.	3,000	161,250
Webster Financial Corp.	10,615	588,071
West Bancorporation, Inc.	12,900	330,240
Wintrust Financial Corp.	7,500	645,375

		37,537,339

	Number of Shares	Value
Diversified Financial Services — 2.9%
Aircastle Ltd.	13,100	$260,166
BrightSphere Investment Group PLC	125,895	1,984,105
Cboe Global Markets, Inc.	5,433	619,905
Evercore, Inc. Class A	500	43,600
Federal Agricultural Mortgage Corp. Class C	9,200	800,584
Houlihan Lokey, Inc.	7,624	340,030
INTL. FCStone, Inc. (a)	6,500	277,420
Marlin Business Services Corp.	1,400	39,690
Nelnet, Inc. Class A	1,500	78,615
OneMain Holdings, Inc. (a)	39,410	1,179,936
PennyMac Financial Services, Inc. Class A (a)	22,700	514,155
Regional Management Corp. (a)	7,300	232,432
Stifel Financial Corp.	4,800	284,304
Virtus Investment Partners, Inc.	2,100	259,980

		6,914,922

Insurance — 5.5%
American Equity Investment Life Holding Co.	63,880	1,875,517
Argo Group International Holdings Ltd.	34,174	1,961,588
Assured Guaranty Ltd.	22,642	819,640
CNO Financial Group, Inc.	38,645	837,437
Employers Holdings, Inc.	8,630	349,084
Essent Group Ltd. (a)	8,600	366,016
Heritage Insurance Holdings, Inc. (d)	57,190	867,000
Investors Title Co.	400	79,960
Kinsale Capital Group, Inc.	5,939	304,849
MGIC Investment Corp. (a)	42,000	546,000
ProAssurance Corp.	12,000	582,600
Radian Group, Inc.	115,320	2,195,693
Safety Insurance Group, Inc.	3,600	276,660
State Auto Financial Corp.	10,800	308,556
Third Point Reinsurance Ltd. (a)	60,200	839,790
Tiptree, Inc.	6,400	40,640
Universal Insurance Holdings, Inc.	16,200	516,780

		12,767,810

Private Equity — 0.1%
Safeguard Scientifics, Inc. (a)	10,800	132,300

Real Estate — 0.1%
Maui Land & Pineapple Co., Inc. (a)	14,400	167,760

Real Estate Investment Trusts (REITS) — 8.7%
Acadia Realty Trust	11,900	292,740
AG Mortgage Investment Trust, Inc.	14,700	255,339
American Campus Communities, Inc.	7,092	273,893
Anworth Mortgage Asset Corp.	76,700	368,160
Ares Commercial Real Estate Corp.	7,100	87,685
ARMOUR Residential REIT, Inc.	17,300	402,744
Cedar Realty Trust, Inc.	114,900	452,706

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chesapeake Lodging Trust	62,680	$1,743,131
Chimera Investment Corp.	4,000	69,640
CoreSite Realty Corp.	4,300	431,118
Cousins Properties, Inc.	194,785	1,690,734
CYS Investments, Inc.	13,700	92,064
Douglas Emmett, Inc.	9,200	338,192
EastGroup Properties, Inc.	12,700	1,049,782
Getty Realty Corp.	15,100	380,822
Healthcare Realty Trust, Inc.	61,515	1,704,581
InfraREIT, Inc. (a)	24,600	477,978
Invesco Mortgage Capital, Inc.	106,420	1,743,159
iStar, Inc. (a) (d)	9,400	95,598
JBG SMITH Properties	13,590	458,119
Kilroy Realty Corp.	5,723	406,104
Lexington Realty Trust	85,885	675,915
MFA Financial, Inc.	24,200	182,226
MTGE Investment Corp.	13,600	243,440
National Health Investors, Inc.	5,100	343,179
PennyMac Mortgage Investment Trust	2,400	43,272
Piedmont Office Realty Trust, Inc. Class A	21,200	372,908
PotlatchDeltic Corp.	10,400	541,320
Preferred Apartment Communities, Inc. Class A	12,000	170,280
PS Business Parks, Inc.	7,200	813,888
Retail Opportunity Investments Corp.	11,700	206,739
Saul Centers, Inc.	7,100	361,887
Summit Hotel Properties, Inc.	30,400	413,744
Sunstone Hotel Investors, Inc.	32,100	488,562
Terreno Realty Corp.	16,500	569,415
Washington REIT	63,435	1,731,775
Xenia Hotels & Resorts, Inc.	14,700	289,884

		20,262,723

Savings & Loans — 3.4%
Beneficial Bancorp, Inc.	28,272	439,630
Charter Financial Corp.	18,000	367,020
Dime Community Bancshares, Inc.	26,000	478,400
First Defiance Financial Corp.	5,800	332,456
Flagstar Bancorp, Inc. (a)	74,120	2,623,848
FS Bancorp, Inc.	3,400	181,900
Hingham Institution for Savings	1,050	216,300
Home Bancorp Inc.	2,200	94,974
Meridian Bancorp, Inc.	17,375	350,106
Oritani Financial Corp.	2,300	35,305
Riverview Bancorp, Inc.	21,800	203,612
Sterling Bancorp	35,370	797,594
Timberland Bancorp, Inc.	1,100	33,440
United Financial Bancorp, Inc.	26,900	435,780
Washington Federal, Inc.	3,800	131,480
WSFS Financial Corp.	24,355	1,166,604

		7,888,449

		85,671,303

	Number of Shares	Value
Industrial — 13.2%
Aerospace & Defense — 1.0%
Cubic Corp.	5,000	$318,000
KLX, Inc. (a)	18,370	1,305,372
Triumph Group, Inc.	23,550	593,460

		2,216,832

Building Materials — 0.3%
Louisiana-Pacific Corp.	7,200	207,144
Universal Forest Products, Inc.	12,900	418,605

		625,749

Electrical Components & Equipment — 1.1%
Belden, Inc.	12,500	861,750
Energizer Holdings, Inc.	7,400	440,892
Littelfuse, Inc.	6,071	1,263,861

		2,566,503

Electronics — 3.4%
Badger Meter, Inc.	5,005	235,986
Bel Fuse, Inc. Class B	5,300	100,170
Benchmark Electronics, Inc.	50,040	1,493,694
Brady Corp. Class A	7,500	278,625
Control4 Corp. (a)	13,000	279,240
Electro Scientific Industries, Inc. (a)	31,100	601,163
ESCO Technologies, Inc.	11,400	667,470
KEMET Corp. (a)	32,350	586,505
Knowles Corp. (a)	31,800	400,362
Mesa Laboratories, Inc. (d)	1,400	207,816
Methode Electronics, Inc.	8,400	328,440
Stoneridge, Inc. (a)	22,400	618,240
SYNNEX Corp.	4,520	535,168
TTM Technologies, Inc. (a)	95,490	1,460,042
ZAGG, Inc. (a)	4,500	54,900

		7,847,821

Engineering & Construction — 0.7%
Aegion Corp. (a)	22,100	506,311
Dycom Industries, Inc. (a)	11,460	1,233,440

		1,739,751

Environmental Controls — 0.3%
Heritage-Crystal Clean, Inc. (a)	16,300	383,865
MSA Safety, Inc.	3,700	307,988

		691,853

Hand & Machine Tools — 0.5%
Hardinge, Inc.	2,100	38,472
Kennametal, Inc.	30,535	1,226,286

		1,264,758

Machinery – Construction & Mining — 0.4%
Hyster-Yale Materials Handling, Inc.	13,635	953,496

Machinery – Diversified — 0.5%
Welbilt, Inc. (a)	62,435	1,214,361

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.6%
CIRCOR International, Inc.	7,100	$302,886
LB Foster Co. Class A (a)	8,800	207,240
RBC Bearings, Inc. (a)	3,800	471,960
Sun Hydraulics Corp.	8,258	442,298

		1,424,384

Miscellaneous – Manufacturing — 0.9%
Harsco Corp. (a)	32,000	660,800
Hillenbrand, Inc.	6,750	309,825
Lydall, Inc. (a)	4,800	231,600
Myers Industries, Inc.	37,100	784,665

		1,986,890

Packaging & Containers — 0.4%
Owens-Illinois, Inc. (a)	41,685	902,897

Transportation — 2.6%
Atlas Air Worldwide Holdings, Inc. (a)	24,735	1,495,231
Genesee & Wyoming, Inc. Class A (a)	6,700	474,293
Golar LNG Ltd.	41,930	1,147,205
International Seaways, Inc. (a) (d)	13,300	234,080
Kirby Corp. (a)	4,100	315,495
Landstar System, Inc.	10,600	1,162,290
Universal Logistics Holdings, Inc.	11,600	245,340
USA Truck, Inc. (a)	7,200	183,528
Werner Enterprises, Inc.	22,565	823,622

		6,081,084

Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc. (d)	25,330	1,272,832

		30,789,211

Technology — 4.2%
Computers — 2.8%
Conduent, Inc. (a)	20,500	382,120
CSRA, Inc.	10,600	437,038
Insight Enterprises, Inc. (a)	49,540	1,730,432
Lumentum Holdings, Inc. (a) (d)	1,600	102,080
NetScout Systems, Inc. (a)	38,005	1,001,432
Presidio, Inc. (a)	83,340	1,303,437
Startek, Inc. (a)	2,700	26,406
WNS Holdings Ltd. ADR (a)	30,430	1,379,392

		6,362,337

Semiconductors — 1.0%
Amtech Systems, Inc. (a)	13,200	96,624
Cabot Microelectronics Corp.	4,200	449,862
MaxLinear, Inc. (a)	36,030	819,682
Rudolph Technologies, Inc. (a)	8,400	232,680
Xcerra Corp. (a)	65,075	758,124

		2,356,972

	Number of Shares	Value
Software — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	29,200	$360,620
Callidus Software, Inc. (a)	12,027	432,371
Ribbon Communications, Inc. (a)	31,300	159,630

		952,621

		9,671,930

Utilities — 5.1%
Electric — 3.1%
ALLETE, Inc.	25,565	1,847,071
Black Hills Corp.	1,500	81,450
El Paso Electric Co.	39,770	2,028,270
MGE Energy, Inc.	1,800	100,980
NorthWestern Corp.	10,600	570,280
Ormat Technologies, Inc.	15,300	862,614
PNM Resources, Inc.	26,071	997,216
Portland General Electric Co.	14,900	603,599
SCANA Corp.	1,000	37,550

		7,129,030

Gas — 1.7%
Atmos Energy Corp.	4,900	412,776
Chesapeake Utilities Corp.	9,243	650,245
ONE Gas, Inc.	11,100	732,822
RGC Resources, Inc.	2,255	57,277
Spire, Inc.	29,765	2,152,009

		4,005,129

Water — 0.3%
California Water Service Group	8,400	312,900
SJW Group	9,100	479,661

		792,561

		11,926,720

TOTAL COMMON STOCK (Cost $196,753,449)		229,427,421

TOTAL EQUITIES (Cost $196,753,449)		229,427,421

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Foods — 0.0%
The Simply Good Foods Co. (a)	3,900	13,650

TOTAL WARRANTS (Cost $7,859)		13,650

MUTUAL FUNDS — 3.8%
Diversified Financial Services — 3.8%
State Street Navigator Securities Lending Prime Portfolio (e)	8,813,403	8,813,403

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Government Reserve Fund	1,022	$1,022

		8,814,425

TOTAL MUTUAL FUNDS (Cost $8,814,425)		8,814,425

TOTAL LONG-TERM INVESTMENTS (Cost $205,575,733)		238,255,496

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$3,793,244	3,793,244

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	59,587	59,587

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (g) 0.000% 9/13/18	135,000	133,857

TOTAL SHORT-TERM INVESTMENTS (Cost $3,986,662)		3,986,688

TOTAL INVESTMENTS — 104.1% (Cost $209,562,395) (h)		242,242,184

Other Assets/(Liabilities) — (4.1)%		(9,633,248)

NET ASSETS — 100.0%		$232,608,936

Abbreviation Legend

ADR American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $8,603,843 or 3.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $3,793,556. Collateralized by U.S. Government Agency obligations with rates ranging from 1.375% – 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $3,879,551.
(g)	A portion of this security is pledged/held as collateral for open futures contracts (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
Russell 2000 E Mini Index	06/15/18	14	$1,102,723	$(30,883)

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 5.1%
Chemicals — 2.8%
Ashland Global Holdings, Inc.	16,964	$1,183,918
Cabot Corp.	16,712	931,193
The Chemours Co.	50,279	2,449,090
Minerals Technologies, Inc.	9,672	647,540
NewMarket Corp.	2,481	996,568
Olin Corp.	45,371	1,378,825
PolyOne Corp.	22,039	937,098
RPM International, Inc.	36,399	1,735,140
Sensient Technologies Corp.	11,671	823,739
Valvoline, Inc.	54,596	1,208,210
Versum Materials, Inc.	29,621	1,114,638

		13,405,959

Forest Products & Paper — 0.2%
Domtar Corp.	17,040	724,882

Iron & Steel — 1.7%
Allegheny Technologies, Inc. (a)	34,090	807,251
Carpenter Technology Corp.	12,617	556,662
Commercial Metals Co.	31,802	650,669
Reliance Steel & Aluminum Co.	19,827	1,699,967
Steel Dynamics, Inc.	64,182	2,838,128
United States Steel Corp.	47,791	1,681,765

		8,234,442

Mining — 0.4%
Compass Minerals International, Inc. (b)	9,126	550,298
Royal Gold, Inc.	17,802	1,528,658

		2,078,956

		24,444,239

Communications — 2.9%
Internet — 0.1%
Cars.com, Inc. (a) (b)	19,226	544,673

Media — 1.4%
AMC Networks, Inc. Class A (a)	13,482	697,019
Cable One, Inc.	1,275	876,065
FactSet Research Systems, Inc.	10,607	2,115,248
John Wiley & Sons, Inc. Class A	12,170	775,229
Meredith Corp.	10,812	581,686
The New York Times Co. Class A	34,707	836,439
TEGNA, Inc.	58,154	662,374

		6,544,060

Telecommunications — 1.4%
ARRIS International PLC (a)	47,520	1,262,606
Ciena Corp. (a)	39,154	1,014,089
InterDigital, Inc.	9,484	698,022
LogMeIn, Inc.	14,188	1,639,423

	Number of Shares	Value
Plantronics, Inc.	9,077	$547,979
Telephone & Data Systems, Inc.	25,163	705,319
ViaSat, Inc. (a) (b)	14,867	977,059

		6,844,497

		13,933,230

Consumer, Cyclical — 11.8%
Airlines — 0.4%
JetBlue Airways Corp. (a)	87,460	1,777,187

Apparel — 0.7%
Carter’s, Inc.	12,893	1,342,161
Deckers Outdoor Corp. (a)	8,630	776,959
Skechers U.S.A., Inc. Class A (a)	36,835	1,432,513

		3,551,633

Auto Parts & Equipment — 0.5%
Cooper Tire & Rubber Co.	13,740	402,582
Dana, Inc.	39,451	1,016,258
Delphi Technologies PLC	24,178	1,152,081

		2,570,921

Distribution & Wholesale — 0.7%
Pool Corp.	10,977	1,605,057
Watsco, Inc.	8,707	1,575,706

		3,180,763

Entertainment — 0.9%
Churchill Downs, Inc.	3,087	753,382
Cinemark Holdings, Inc.	28,788	1,084,444
International Speedway Corp. Class A	6,636	292,648
Scientific Games Corp. Class A (a)	14,417	599,747
Six Flags Entertainment Corp.	21,361	1,329,936

		4,060,157

Home Builders — 1.5%
KB Home	22,992	654,122
NVR, Inc. (a)	930	2,604,000
Thor Industries, Inc.	13,322	1,534,295
Toll Brothers, Inc.	38,820	1,678,965
TRI Pointe Group, Inc. (a)	41,383	679,923

		7,151,305

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a) (b)	12,619	571,515

Housewares — 0.7%
The Scotts Miracle-Gro Co.	10,817	927,558
The Toro Co.	29,029	1,812,861
Tupperware Brands Corp.	13,729	664,209

		3,404,628

Leisure Time — 0.7%
Brunswick Corp.	23,846	1,416,214

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polaris Industries, Inc. (b)	15,926	$1,823,845

		3,240,059

Lodging — 0.3%
Boyd Gaming Corp.	22,282	709,905
ILG, Inc.	28,684	892,359

		1,602,264

Office Furnishings — 0.2%
Herman Miller, Inc.	16,126	515,226
HNI Corp.	11,740	423,696

		938,922

Retail — 5.1%
American Eagle Outfitters, Inc.	46,083	918,434
AutoNation, Inc. (a)	16,106	753,439
Bed Bath & Beyond, Inc.	38,411	806,247
Big Lots, Inc. (b)	11,329	493,151
Brinker International, Inc. (b)	12,785	461,538
Casey’s General Stores, Inc.	10,152	1,114,385
The Cheesecake Factory, Inc. (b)	11,579	558,339
Copart, Inc. (a)	54,814	2,791,677
Cracker Barrel Old Country Store, Inc. (b)	6,543	1,041,646
Dick’s Sporting Goods, Inc.	22,558	790,658
Dillard’s, Inc. Class A (b)	5,583	448,538
Domino’s Pizza, Inc.	11,879	2,774,459
Dunkin’ Brands Group, Inc. (b)	22,343	1,333,654
GameStop Corp. Class A (b)	27,390	345,662
Jack in the Box, Inc.	7,981	681,019
The Michaels Cos., Inc. (a)	30,282	596,858
MSC Industrial Direct Co., Inc. Class A	12,243	1,122,805
Nu Skin Enterprises, Inc. Class A	13,477	993,390
Office Depot, Inc.	137,506	295,638
Papa John’s International, Inc. (b)	6,646	380,816
Sally Beauty Holdings, Inc. (a)	33,986	559,070
Signet Jewelers Ltd.	16,427	632,768
Texas Roadhouse, Inc.	17,840	1,030,795
Urban Outfitters, Inc. (a)	21,699	801,995
The Wendy’s Co.	48,383	849,122
Williams-Sonoma, Inc. (b)	20,946	1,105,111
World Fuel Services Corp.	18,380	451,229

		24,132,443

		56,181,797

Consumer, Non-cyclical — 14.8%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a)	2,407	455,043

Biotechnology — 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	5,518	1,379,941
Charles River Laboratories International, Inc. (a)	12,876	1,374,384

	Number of Shares	Value
United Therapeutics Corp. (a)	11,707	$1,315,399

		4,069,724

Commercial Services — 4.3%
Aaron’s, Inc.	16,872	786,235
Adtalem Global Education, Inc. (a)	16,261	773,211
Avis Budget Group, Inc. (a) (b)	19,224	900,452
The Brink’s Co.	13,757	981,562
CoreLogic, Inc. (a)	22,215	1,004,785
Deluxe Corp.	12,931	957,023
Graham Holdings Co. Class B	1,256	756,426
Healthcare Services Group, Inc.	19,885	864,600
LendingTree, Inc. (a) (b)	2,096	687,802
Live Nation Entertainment, Inc. (a)	36,716	1,547,212
ManpowerGroup, Inc.	17,962	2,067,426
MarketAxess Holdings, Inc.	10,209	2,219,845
Rollins, Inc.	26,170	1,335,455
Sabre Corp.	61,191	1,312,547
Service Corp. International	50,442	1,903,681
Sotheby’s (a)	10,165	521,566
WEX, Inc. (a)	10,866	1,701,833

		20,321,661

Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co. (a)	14,665	715,945

Foods — 2.4%
Flowers Foods, Inc.	50,072	1,094,574
The Hain Celestial Group, Inc. (a)	28,251	906,010
Ingredion, Inc.	19,650	2,533,278
Lamb Weston Holdings, Inc.	39,746	2,314,012
Lancaster Colony Corp.	5,263	648,086
Post Holdings, Inc. (a)	17,774	1,346,558
Sanderson Farms, Inc.	5,425	645,683
Sprouts Farmers Market, Inc. (a)	33,794	793,145
Tootsie Roll Industries, Inc. (b)	5,091	149,938
TreeHouse Foods, Inc. (a)	15,406	589,588
United Natural Foods, Inc. (a)	13,686	587,677

		11,608,549

Health Care – Products — 4.3%
ABIOMED, Inc. (a)	11,425	3,324,561
Bio-Techne Corp.	10,186	1,538,493
Cantel Medical Corp.	9,645	1,074,550
Globus Medical, Inc. Class A (a)	19,808	986,835
Halyard Health, Inc. (a)	12,869	593,004
Hill-Rom Holdings, Inc.	17,961	1,562,607
ICU Medical, Inc. (a)	4,098	1,034,335
LivaNova PLC (a)	11,851	1,048,814
Masimo Corp. (a)	12,836	1,128,926
NuVasive, Inc. (a)	13,913	726,398
Patterson Cos., Inc.	22,154	492,483
STERIS PLC	23,089	2,155,589
Teleflex, Inc.	12,233	3,119,170
West Pharmaceutical Services, Inc.	20,136	1,777,807

		20,563,572

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 1.8%
Acadia Healthcare Co., Inc. (a) (b)	22,085	$865,290
Encompass Health Corp.	26,556	1,518,207
LifePoint Health, Inc. (a)	10,702	502,994
MEDNAX, Inc. (a)	25,480	1,417,452
Molina Healthcare, Inc. (a)	12,493	1,014,182
Syneos Health, Inc. (a)	15,459	548,794
Tenet Healthcare Corp. (a)	21,946	532,191
WellCare Health Plans, Inc. (a)	12,098	2,342,536

		8,741,646

Household Products & Wares — 0.1%
Helen of Troy Ltd. (a)	7,300	635,100

Pharmaceuticals — 0.7%
Akorn, Inc. (a)	25,326	473,849
Catalent, Inc. (a)	36,277	1,489,534
Endo International PLC (a)	54,091	321,301
Mallinckrodt PLC (a) (b)	23,448	339,527
Prestige Brands Holdings, Inc. (a)	14,307	482,432

		3,106,643

		70,217,883

Energy — 4.6%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	22,152	1,572,349

Oil & Gas — 3.7%
Callon Petroleum Co. (a)	54,969	727,790
Chesapeake Energy Corp. (a) (b)	246,846	745,475
CNX Resources Corp. (a)	54,669	843,543
Diamond Offshore Drilling, Inc. (a) (b)	17,807	261,051
Energen Corp. (a)	26,383	1,658,435
Ensco PLC Class A (b)	116,952	513,419
Gulfport Energy Corp. (a)	45,036	434,597
HollyFrontier Corp.	48,174	2,353,782
Matador Resources Co. (a)	26,603	795,696
Murphy Oil Corp.	44,009	1,137,192
Murphy USA, Inc. (a)	8,654	630,011
Nabors Industries Ltd.	86,467	604,404
Patterson-UTI Energy, Inc.	60,745	1,063,645
PBF Energy, Inc. Class A	29,814	1,010,695
QEP Resources, Inc. (a)	66,052	646,649
Rowan Cos. PLC Class A (a)	30,362	350,377
SM Energy Co. (b)	27,871	502,514
Southwestern Energy Co. (a)	138,498	599,696
Transocean Ltd. (a) (b)	118,274	1,170,913
WPX Energy, Inc. (a)	108,074	1,597,334

		17,647,218

Oil & Gas Services — 0.6%
Core Laboratories NV (b)	11,976	1,296,043
Dril-Quip, Inc. (a)	10,400	465,920
NOW, Inc. (a) (b)	29,490	301,388
Oceaneering International, Inc.	26,437	490,142

	Number of Shares	Value
Superior Energy Services, Inc. (a)	42,175	$355,535

		2,909,028

		22,128,595

Financial — 24.4%
Banks — 7.8%
Associated Banc-Corp.	46,314	1,150,903
BancorpSouth Bank	22,701	721,892
Bank of Hawaii Corp.	11,421	949,085
Bank of the Ozarks, Inc.	32,977	1,591,800
Cathay General Bancorp	20,608	823,908
Chemical Financial Corp.	19,372	1,059,261
Commerce Bancshares, Inc.	25,566	1,531,659
Cullen/Frost Bankers, Inc.	15,743	1,669,860
East West Bancorp, Inc.	39,266	2,455,696
F.N.B. Corp.	87,962	1,183,089
First Horizon National Corp.	88,767	1,671,483
Fulton Financial Corp.	47,287	839,344
Hancock Holding Co.	23,304	1,204,817
Home BancShares, Inc.	43,027	981,446
International Bancshares Corp.	14,620	568,718
MB Financial, Inc.	22,817	923,632
PacWest Bancorp	34,162	1,692,044
Pinnacle Financial Partners, Inc.	20,178	1,295,427
Prosperity Bancshares, Inc.	18,963	1,377,283
Signature Bank (a)	14,580	2,069,631
Synovus Financial Corp.	32,346	1,615,359
TCF Financial Corp.	46,532	1,061,395
Texas Capital Bancshares, Inc. (a)	13,501	1,213,740
Trustmark Corp.	18,487	576,055
UMB Financial Corp.	11,914	862,454
Umpqua Holdings Corp.	60,121	1,287,191
United Bankshares, Inc.	28,471	1,003,603
Valley National Bancorp	71,546	891,463
Webster Financial Corp.	25,126	1,391,980
Wintrust Financial Corp.	15,269	1,313,897

		36,978,115

Diversified Financial Services — 2.6%
Eaton Vance Corp.	32,593	1,814,452
Evercore, Inc. Class A	11,201	976,727
Federated Investors, Inc. Class B	25,736	859,583
Interactive Brokers Group, Inc. Class A	19,465	1,308,827
Janus Henderson Group PLC	49,028	1,622,337
Legg Mason, Inc.	23,111	939,462
SEI Investments Co.	35,453	2,655,784
SLM Corp. (a)	117,735	1,319,809
Stifel Financial Corp.	19,500	1,154,985

		12,651,966

Insurance — 4.5%
Alleghany Corp.	4,181	2,568,974
American Financial Group, Inc.	18,727	2,101,544

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aspen Insurance Holdings Ltd.	16,111	$722,578
Brown & Brown, Inc.	61,990	1,577,026
CNO Financial Group, Inc.	45,419	984,230
First American Financial Corp.	30,084	1,765,329
Genworth Financial, Inc. Class A (a)	137,247	388,409
The Hanover Insurance Group, Inc.	11,540	1,360,451
Kemper Corp.	13,260	755,820
Mercury General Corp.	9,797	449,388
Old Republic International Corp.	68,036	1,459,372
Primerica, Inc.	12,062	1,165,189
Reinsurance Group of America, Inc.	17,510	2,696,540
RenaissanceRe Holdings Ltd.	10,924	1,513,083
W.R. Berkley Corp.	26,086	1,896,452

		21,404,385

Real Estate — 0.5%
Alexander & Baldwin, Inc.	18,310	423,510
Jones Lang LaSalle, Inc.	12,329	2,153,137

		2,576,647

Real Estate Investment Trusts (REITS) — 8.2%
American Campus Communities, Inc.	37,176	1,435,737
Camden Property Trust	25,091	2,112,160
CoreCivic, Inc.	31,813	620,990
CoreSite Realty Corp.	9,297	932,117
Corporate Office Properties Trust	27,478	709,757
Cousins Properties, Inc.	114,063	990,067
CyrusOne, Inc.	26,095	1,336,325
DCT Industrial Trust, Inc.	25,412	1,431,712
Douglas Emmett, Inc.	43,216	1,588,620
Education Realty Trust, Inc.	20,592	674,388
EPR Properties	17,544	971,938
First Industrial Realty Trust, Inc.	32,656	954,535
The GEO Group, Inc.	33,686	689,552
Healthcare Realty Trust, Inc.	33,716	934,270
Highwoods Properties, Inc.	28,080	1,230,466
Hospitality Properties Trust	44,437	1,126,034
JBG SMITH Properties	25,440	857,582
Kilroy Realty Corp.	26,787	1,900,806
Lamar Advertising Co. Class A	22,725	1,446,673
LaSalle Hotel Properties	30,689	890,288
Liberty Property Trust	40,025	1,590,193
Life Storage, Inc.	12,697	1,060,453
Mack-Cali Realty Corp.	24,727	413,188
Medical Properties Trust, Inc.	99,451	1,292,863
National Retail Properties, Inc.	41,770	1,639,890
Omega Healthcare Investors, Inc. (b)	54,000	1,460,160
PotlatchDeltic Corp.	16,296	848,207
Quality Care Properties, Inc. (a)	25,851	502,285
Rayonier, Inc.	35,061	1,233,446
Sabra Health Care REIT, Inc.	48,563	857,137
Senior Housing Properties Trust	64,744	1,013,891
Tanger Factory Outlet Centers, Inc. (b)	25,890	569,580

	Number of Shares	Value
Taubman Centers, Inc.	16,434	$935,259
Uniti Group, Inc. (a) (b)	45,204	734,565
Urban Edge Properties	28,666	612,019
Washington Prime Group, Inc. (b)	51,333	342,391
Weingarten Realty Investors	32,559	914,257

		38,853,801

Savings & Loans — 0.8%
New York Community Bancorp, Inc.	133,268	1,736,482
Sterling Bancorp	60,982	1,375,144
Washington Federal, Inc.	23,265	804,969

		3,916,595

		116,381,509

Industrial — 18.5%
Aerospace & Defense — 1.5%
Curtiss-Wright Corp.	12,024	1,624,082
Esterline Technologies Corp. (a)	7,019	513,440
KLX, Inc. (a)	13,687	972,598
Orbital ATK, Inc.	15,728	2,085,690
Teledyne Technologies, Inc. (a)	9,702	1,815,923

		7,011,733

Building Materials — 1.2%
Cree, Inc. (a)	26,559	1,070,593
Eagle Materials, Inc.	13,164	1,356,550
Lennox International, Inc.	10,209	2,086,414
Louisiana-Pacific Corp.	39,378	1,132,905

		5,646,462

Electrical Components & Equipment — 1.2%
Belden, Inc.	11,295	778,677
Energizer Holdings, Inc.	16,211	965,852
EnerSys	11,452	794,425
Hubbell, Inc.	14,864	1,810,138
Littelfuse, Inc.	6,743	1,403,758

		5,752,850

Electronics — 3.8%
Arrow Electronics, Inc. (a)	23,855	1,837,312
Avnet, Inc.	32,571	1,360,165
Coherent, Inc. (a)	6,741	1,263,263
Gentex Corp.	74,495	1,714,875
Jabil, Inc.	47,651	1,369,013
Keysight Technologies, Inc. (a)	51,604	2,703,533
Knowles Corp. (a)	24,376	306,894
National Instruments Corp.	29,230	1,478,161
SYNNEX Corp.	7,949	941,162
Tech Data Corp. (a)	9,387	799,115
Trimble, Inc. (a)	67,420	2,419,030
Vishay Intertechnology, Inc. (b)	35,701	664,039
Woodward, Inc.	14,900	1,067,734

		17,924,296

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.0%
AECOM (a)	43,205	$1,539,394
Dycom Industries, Inc. (a)	8,510	915,931
EMCOR Group, Inc.	15,922	1,240,802
Granite Construction, Inc.	10,762	601,165
KBR, Inc.	38,259	619,413

		4,916,705

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	14,091	687,782
MSA Safety, Inc.	9,308	774,798

		1,462,580

Hand & Machine Tools — 0.7%
Kennametal, Inc.	22,162	890,026
Lincoln Electric Holdings, Inc.	16,791	1,510,350
Regal Beloit Corp.	11,985	879,100

		3,279,476

Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	20,198	1,560,700
Terex Corp.	20,910	782,243

		2,342,943

Machinery – Diversified — 3.0%
AGCO Corp.	17,840	1,156,924
Cognex Corp.	47,139	2,450,757
Graco, Inc.	46,052	2,105,497
IDEX Corp.	20,806	2,965,063
Nordson Corp.	13,863	1,890,081
Wabtec Corp. (b)	23,234	1,891,248
Zebra Technologies Corp. Class A (a)	14,463	2,013,105

		14,472,675

Metal Fabricate & Hardware — 0.5%
The Timken Co.	18,621	849,118
Valmont Industries, Inc.	6,139	898,136
Worthington Industries, Inc.	11,810	506,885

		2,254,139

Miscellaneous – Manufacturing — 1.8%
AptarGroup, Inc.	16,852	1,513,815
Carlisle Cos., Inc.	16,779	1,751,895
Crane Co.	13,783	1,278,235
Donaldson Co., Inc.	35,314	1,590,896
ITT, Inc.	23,824	1,166,900
Trinity Industries, Inc.	41,102	1,341,158

		8,642,899

Packaging & Containers — 0.9%
Bemis Co., Inc.	24,722	1,075,901
Greif, Inc. Class A	7,159	374,058
Owens-Illinois, Inc. (a)	44,258	958,628
Silgan Holdings, Inc.	20,190	562,292
Sonoco Products Co.	27,047	1,311,779

		4,282,658

	Number of Shares	Value
Transportation — 2.0%
Genesee & Wyoming, Inc. Class A (a)	16,841	$1,192,174
Kirby Corp. (a)	14,650	1,127,318
Knight-Swift Transportation Holdings, Inc.	34,681	1,595,673
Landstar System, Inc.	11,422	1,252,422
Old Dominion Freight Line, Inc.	18,587	2,731,731
Ryder System, Inc.	14,412	1,049,049
Werner Enterprises, Inc.	12,363	451,250

		9,399,617

Trucking & Leasing — 0.1%
GATX Corp. (b)	10,216	699,694

		88,088,727

Technology — 11.2%
Computers — 2.7%
3D Systems Corp. (a) (b)	31,259	362,292
Convergys Corp.	24,962	564,640
Diebold Nixdorf, Inc. (b)	20,802	320,351
DST Systems, Inc.	16,060	1,343,419
Fortinet, Inc. (a)	39,247	2,102,854
Leidos Holdings, Inc.	38,661	2,528,429
MAXIMUS, Inc.	17,711	1,182,032
NCR Corp. (a)	32,111	1,012,139
NetScout Systems, Inc. (a)	23,734	625,391
Science Applications International Corp.	11,684	920,699
Teradata Corp. (a)	33,130	1,314,267
VeriFone Systems, Inc. (a)	29,931	460,339

		12,736,852

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	51,249	558,102

Semiconductors — 2.6%
Cirrus Logic, Inc. (a)	17,217	699,527
Cypress Semiconductor Corp.	96,386	1,634,707
Integrated Device Technology, Inc. (a)	35,854	1,095,698
Microsemi Corp. (a)	31,930	2,066,510
MKS Instruments, Inc.	14,797	1,711,273
Monolithic Power Systems, Inc.	10,521	1,218,016
Silicon Laboratories, Inc. (a)	11,632	1,045,717
Synaptics, Inc. (a)	9,440	431,691
Teradyne, Inc.	53,113	2,427,795

		12,330,934

Software — 5.8%
ACI Worldwide, Inc. (a)	31,235	740,894
Acxiom Corp. (a)	21,560	489,628
Allscripts Healthcare Solutions, Inc. (a)	48,966	604,730
Blackbaud, Inc.	13,088	1,332,489

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadridge Financial Solutions, Inc.	31,681	$3,475,089
CDK Global, Inc.	34,345	2,175,412
CommVault Systems, Inc. (a)	11,316	647,275
The Dun & Bradstreet Corp.	10,057	1,176,669
Fair Isaac Corp.	8,187	1,386,632
j2 Global, Inc.	13,337	1,052,556
Jack Henry & Associates, Inc.	20,983	2,537,894
Manhattan Associates, Inc. (a)	18,410	771,011
Medidata Solutions, Inc. (a)	16,090	1,010,613
MSCI, Inc.	24,422	3,650,357
PTC, Inc. (a)	31,585	2,463,946
Tyler Technologies, Inc. (a)	9,574	2,019,731
The Ultimate Software Group, Inc. (a)	7,889	1,922,549

		27,457,475

		53,083,363

Utilities — 5.4%
Electric — 2.7%
ALLETE, Inc.	13,776	995,316
Black Hills Corp.	14,490	786,807
Great Plains Energy, Inc.	58,385	1,856,059
Hawaiian Electric Industries, Inc.	29,662	1,019,780
IDACORP, Inc.	13,712	1,210,358
MDU Resources Group, Inc.	53,033	1,493,409
NorthWestern Corp.	13,406	721,243
OGE Energy Corp.	54,236	1,777,314
PNM Resources, Inc.	21,689	829,604
Westar Energy, Inc.	38,628	2,031,447

		12,721,337

Gas — 2.4%
Atmos Energy Corp.	30,061	2,532,339
National Fuel Gas Co.	23,280	1,197,756
New Jersey Resources Corp.	23,874	957,347
ONE Gas, Inc.	14,262	941,577
Southwest Gas Holdings, Inc.	13,159	889,943
UGI Corp.	46,961	2,086,008
Vectren Corp.	22,555	1,441,715
WGL Holdings, Inc.	13,992	1,170,431

		11,217,116

Water — 0.3%
Aqua America, Inc.	48,465	1,650,718

		25,589,171

TOTAL COMMON STOCK (Cost $410,873,850)		470,048,514

TOTAL EQUITIES (Cost $410,873,850)		470,048,514

	Number of Shares	Value
MUTUAL FUNDS — 5.1%
Diversified Financial Services — 5.1%
State Street Navigator Securities Lending Prime Portfolio (c)	24,267,165	$24,267,165

		24,267,165

TOTAL MUTUAL FUNDS (Cost $24,267,165)		24,267,165

TOTAL LONG-TERM INVESTMENTS (Cost $435,141,015)		494,315,679

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$6,448,991	6,448,991

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	99,089	99,089

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 7/19/18	905,000	900,265

TOTAL SHORT-TERM INVESTMENTS (Cost $7,448,778)		7,448,345

TOTAL INVESTMENTS — 105.4% (Cost $442,589,793) (f)		501,764,024

Other Assets/(Liabilities) — (5.4)%		(25,760,234)

NET ASSETS — 100.0%		$476,003,790

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $23,646,575 or 4.97% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,449,522. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $6,579,215.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
S&P Midcap 400 E Mini Index	06/15/18	42	$8,109,332	$(200,312)

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 3.3%
Chemicals — 1.9%
A. Schulman, Inc.	4,020	$172,861
Aceto Corp.	4,181	31,776
AdvanSix, Inc. (a)	4,215	146,598
AgroFresh Solutions, Inc. (a)	3,018	22,182
American Vanguard Corp.	3,983	80,457
Balchem Corp.	4,407	360,272
Codexis, Inc. (a)	5,551	61,061
CSW Industrials, Inc. (a)	2,041	91,947
Ferro Corp. (a)	11,612	269,631
GCP Applied Technologies, Inc. (a)	9,960	289,338
H.B. Fuller Co.	7,016	348,906
Hawkins, Inc. (a)	1,320	46,398
Ingevity Corp. (a)	5,928	436,834
Innophos Holdings, Inc.	2,743	110,296
Innospec, Inc.	3,315	227,409
Intrepid Potash, Inc. (a)	13,466	49,016
KMG Chemicals, Inc.	1,847	110,728
Koppers Holdings, Inc. (a)	2,901	119,231
Kraton Corp. (a)	4,217	201,193
Kronos Worldwide, Inc.	3,218	72,727
Landec Corp. (a)	3,890	50,764
Minerals Technologies, Inc.	4,889	327,319
Oil-Dri Corp. of America	687	27,610
OMNOVA Solutions, Inc. (a)	5,819	61,099
PolyOne Corp.	11,225	477,287
PQ Group Holdings, Inc. (a)	4,200	58,674
Quaker Chemical Corp.	1,801	266,782
Rayonier Advanced Materials, Inc.	6,899	148,121
Sensient Technologies Corp.	6,079	429,056
Stepan Co.	2,762	229,743
Tronox Ltd. Class A	12,449	229,560
Valhi, Inc.	3,443	20,865

		5,575,741

Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	2,280	89,148
Neenah, Inc.	2,341	183,535
Orchids Paper Products Co. (b)	1,239	10,098
P.H. Glatfelter Co.	6,123	125,705
Schweitzer-Mauduit International, Inc.	4,286	167,797
Verso Corp. Class A (a)	4,673	78,693

		654,976

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	44,411	201,182
Allegheny Technologies, Inc. (a)	17,492	414,210
Carpenter Technology Corp.	6,441	284,177
Cleveland-Cliffs, Inc. (a) (b)	41,400	287,730

	Number of Shares	Value
Commercial Metals Co.	16,078	$328,956
Ryerson Holding Corp. (a)	2,156	17,571
Schnitzer Steel Industries, Inc. Class A	3,632	117,495
Shiloh Industries, Inc. (a)	1,928	16,774

		1,668,095

Mining — 0.6%
Century Aluminum Co. (a)	7,019	116,094
Coeur Mining, Inc. (a)	26,095	208,760
Compass Minerals International, Inc. (b)	4,708	283,893
Fairmount Santrol Holdings, Inc. (a) (b)	21,833	92,790
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	-
Gold Resource Corp.	7,159	32,287
Hecla Mining Co.	55,493	203,659
Kaiser Aluminum Corp.	2,296	231,667
Klondex Mines Ltd. (a)	24,661	57,953
Materion Corp.	2,810	143,451
Smart Sand, Inc. (a) (b)	3,094	18,007
United States Lime & Minerals, Inc.	270	19,759
Uranium Energy Corp. (a) (b)	19,113	25,038
US Silica Holdings, Inc. (b)	11,343	289,473

		1,722,831

		9,621,643

Communications — 6.2%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. Class A	5,171	25,338
MDC Partners, Inc. Class A (a)	8,129	58,529
Yext, Inc. (a) (b)	3,240	40,986

		124,853

Internet — 3.1%
1-800-Flowers.com, Inc. Class A (a)	3,841	45,324
8x8, Inc. (a)	12,430	231,819
Blucora, Inc. (a)	6,228	153,209
Boingo Wireless, Inc. (a)	5,359	132,742
Cardlytics, Inc. (a) (b)	756	11,060
Cars.com, Inc. (a) (b)	9,993	283,102
Carvana Co. (a) (b)	2,051	47,029
ChannelAdvisor Corp. (a)	3,737	34,007
Chegg, Inc. (a)	13,594	280,852
Cogent Communications Holdings, Inc.	5,854	254,064
Corindus Vascular Robotics, Inc. (a) (b)	13,736	18,818
DHI Group, Inc. (a)	6,878	11,005
Endurance International Group Holdings, Inc. (a)	7,799	57,713
ePlus, Inc. (a)	1,799	139,782

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	16,866	$473,260
FTD Cos., Inc. (a)	2,447	8,907
Groupon, Inc. (a) (b)	46,916	203,615
GrubHub, Inc. (a) (b)	11,983	1,215,915
HealthStream, Inc.	3,635	90,257
Imperva, Inc. (a)	4,707	203,813
Internap Corp. (a)	2,942	32,362
Lands’ End, Inc. (a) (b)	1,812	42,310
Leaf Group Ltd. (a)	1,783	12,570
Limelight Networks, Inc. (a)	12,743	52,374
Liquidity Services, Inc. (a)	3,424	22,256
The Meet Group, Inc. (a)	9,899	20,689
New Media Investment Group, Inc.	7,199	123,391
NIC, Inc.	9,018	119,939
Okta, Inc. (a)	2,679	106,758
Ominto, Inc. (a) (b)	1,870	5,367
Overstock.com, Inc. (a)	2,362	85,623
Perficient, Inc. (a)	4,743	108,710
Proofpoint, Inc. (a)	6,088	691,901
Q2 Holdings, Inc. (a)	4,408	200,784
QuinStreet, Inc. (a)	5,312	67,834
Quotient Technology, Inc. (a)	10,650	139,515
Rapid7, Inc. (a)	3,859	98,675
RealNetworks, Inc. (a)	3,226	9,872
Reis, Inc.	1,345	28,850
RingCentral, Inc. Class A (a)	9,075	576,262
The Rubicon Project, Inc. (a)	5,855	10,539
Shutterfly, Inc. (a)	4,539	368,794
Shutterstock, Inc. (a)	2,615	125,912
Stamps.com, Inc. (a)	2,278	457,992
TechTarget, Inc. (a)	2,637	52,424
The Trade Desk, Inc. Class A (a) (b)	3,403	168,857
TrueCar, Inc. (a)	9,896	93,616
Tucows, Inc. Class A (a) (b)	1,233	69,048
VASCO Data Security International, Inc. (a)	4,219	54,636
VirnetX Holding Corp. (a) (b)	7,226	28,543
Web.com Group, Inc. (a)	5,400	97,740
XO Group, Inc. (a)	3,407	70,695
Yelp, Inc. (a)	11,140	465,095
Zendesk, Inc. (a)	13,906	665,680
Zix Corp. (a)	7,307	31,201

		9,203,107

Media — 1.1%
Beasley Broadcasting Group, Inc. Class A	641	7,243
Central European Media Enterprises Ltd. Class A (a)	11,787	49,505
Daily Journal Corp. (a) (b)	153	34,959
The E.W. Scripps Co. Class A	7,904	94,769
Entercom Communications Corp. Class A (b)	17,833	172,089

	Number of Shares	Value
Entravision Communications Corp. Class A	9,522	$44,753
Gannett Co., Inc.	15,824	157,924
Global Eagle Entertainment, Inc. (a) (b)	7,233	10,633
Gray Television, Inc. (a)	11,139	141,465
Hemisphere Media Group, Inc. (a)	2,046	23,018
Houghton Mifflin Harcourt Co. (a)	14,571	101,269
Liberty Media Corp-Liberty Braves Class A (a)	1,345	30,572
Liberty Media Corp-Liberty Braves Class C (a)	4,827	110,152
Meredith Corp.	5,495	295,631
MSG Networks, Inc. Class A (a)	8,426	190,428
The New York Times Co. Class A	17,503	421,822
Nexstar Media Group, Inc. Class A	6,100	405,650
Saga Communications, Inc. Class A	507	18,886
Salem Media Group, Inc.	1,469	5,288
Scholastic Corp.	3,979	154,544
Sinclair Broadcast Group, Inc. Class A (b)	9,918	310,433
TiVo Corp.	16,601	224,944
Townsquare Media, Inc. Class A	1,185	9,397
tronc, Inc. (a)	2,777	45,598
Value Line, Inc.	118	2,159
WideOpenWest, Inc. (a) (b)	3,689	26,376
World Wrestling Entertainment, Inc. Class A (b)	5,891	212,135

		3,301,642

Telecommunications — 2.0%
A10 Networks, Inc. (a)	6,871	39,989
Acacia Communications, Inc. (a) (b)	2,597	99,881
ADTRAN, Inc.	6,828	106,175
Aerohive Networks, Inc. (a)	4,513	18,233
ATN International, Inc.	1,432	85,376
CalAmp Corp. (a)	4,759	108,886
Calix, Inc. (a)	5,861	40,148
Casa Systems, Inc. (a) (b)	978	28,695
Ciena Corp. (a)	20,011	518,285
Cincinnati Bell, Inc. (a)	5,906	81,798
Clearfield, Inc. (a)	1,569	20,240
Comtech Telecommunications Corp.	3,139	93,825
Consolidated Communications Holdings, Inc. (b)	8,963	98,234
Extreme Networks, Inc. (a)	16,082	178,028
Finisar Corp. (a) (b)	15,845	250,509
Frontier Communications Corp. (b)	11,088	82,273
Globalstar, Inc. (a)	80,674	55,463
Gogo, Inc. (a) (b)	8,034	69,333
GTT Communications, Inc. (a) (b)	4,291	243,300
Harmonic, Inc. (a)	10,959	41,644
Hawaiian Telcom Holdco, Inc. (a)	826	22,038

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HC2 Holdings, Inc. (a)	5,776	$30,382
IDT Corp. Class B	2,380	14,923
Infinera Corp. (a)	20,443	222,011
Intelsat SA (a) (b)	4,904	18,439
InterDigital, Inc.	4,817	354,531
Iridium Communications, Inc. (a) (b)	11,787	132,604
KVH Industries, Inc. (a)	2,325	24,064
Loral Space & Communications, Inc. (a)	1,814	75,553
NeoPhotonics Corp. (a) (b)	4,544	31,126
NETGEAR, Inc. (a)	4,333	247,848
Oclaro, Inc. (a)	23,295	222,700
Ooma, Inc. (a)	2,396	26,116
ORBCOMM, Inc. (a)	9,567	89,643
Plantronics, Inc.	4,559	275,227
Preformed Line Products Co.	427	27,793
Quantenna Communications, Inc. (a)	3,186	43,648
RigNet, Inc. (a)	1,899	25,826
Shenandoah Telecommunications Co.	6,422	231,192
Spok Holdings, Inc.	2,748	41,083
Telenav, Inc. (a)	4,022	21,719
Ubiquiti Networks, Inc. (a) (b)	3,156	217,133
ViaSat, Inc. (a) (b)	7,600	499,472
Viavi Solutions, Inc. (a)	31,793	309,028
Vonage Holdings Corp. (a)	28,588	304,462
Windstream Holdings, Inc.	25,259	35,615

		5,804,491

		18,434,093

Consumer, Cyclical — 11.5%
Airlines — 0.3%
Allegiant Travel Co.	1,758	303,343
Hawaiian Holdings, Inc.	7,059	273,183
SkyWest, Inc.	7,073	384,771

		961,297

Apparel — 0.7%
Columbia Sportswear Co.	4,049	309,465
Crocs, Inc. (a)	9,787	159,039
Deckers Outdoor Corp. (a)	4,403	396,402
Delta Apparel, Inc. (a)	976	17,588
Iconix Brand Group, Inc. (a) (b)	7,184	7,974
Oxford Industries, Inc.	2,267	169,028
Perry Ellis International, Inc. (a)	1,838	47,420
Sequential Brands Group, Inc. (a) (b)	5,381	11,219
Steven Madden Ltd.	8,219	360,814
Superior Uniform Group, Inc.	1,158	30,421
Unifi, Inc. (a)	2,177	78,916
Weyco Group, Inc.	919	30,878
Wolverine World Wide, Inc.	12,951	374,284

		1,993,448

Auto Manufacturers — 0.2%
Blue Bird Corp. (a) (b)	1,641	38,892

	Number of Shares	Value
Navistar International Corp. (a)	6,888	$240,873
REV Group, Inc.	4,253	88,292
Wabash National Corp.	8,218	171,017

		539,074

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	13,887	211,360
Commercial Vehicle Group, Inc. (a)	3,507	27,179
Cooper Tire & Rubber Co.	7,240	212,132
Cooper-Standard Holding, Inc. (a)	2,391	293,639
Dana, Inc.	20,264	522,001
Dorman Products, Inc. (a)	3,734	247,228
Douglas Dynamics, Inc.	3,048	132,131
Gentherm, Inc. (a)	5,040	171,108
Horizon Global Corp. (a)	3,480	28,675
Meritor, Inc. (a)	11,607	238,640
Miller Industries, Inc.	1,515	37,875
Modine Manufacturing Co. (a)	6,960	147,204
Motorcar Parts of America, Inc. (a)	2,729	58,483
Spartan Motors, Inc.	4,747	81,648
Standard Motor Products, Inc.	2,963	140,950
Superior Industries International, Inc.	3,437	45,712
Tenneco, Inc.	7,083	388,644
Titan International, Inc.	7,036	88,724
Tower International, Inc.	2,799	77,672

		3,151,005

Distribution & Wholesale — 0.8%
Anixter International, Inc. (a)	4,037	305,803
Beacon Roofing Supply, Inc. (a)	9,500	504,165
Castle Brands, Inc. (a) (b)	12,891	15,985
Core-Mark Holding Co., Inc.	6,420	136,489
EnviroStar, Inc. (b)	521	20,449
Essendant, Inc.	5,346	41,699
Fossil Group, Inc. (a) (b)	6,131	77,864
G-III Apparel Group Ltd. (a)	5,981	225,364
H&E Equipment Services, Inc.	4,438	170,818
Huttig Building Products, Inc. (a) (b)	3,429	17,934
Nexeo Solutions, Inc. (a)	3,700	39,590
ScanSource, Inc. (a)	3,523	125,243
SiteOne Landscape Supply, Inc. (a)	4,723	363,860
Systemax, Inc.	1,578	45,052
Titan Machinery, Inc. (a)	2,556	60,219
Triton International Ltd.	6,497	198,808
Veritiv Corp. (a)	1,610	63,112

		2,412,454

Entertainment — 1.0%
AMC Entertainment Holdings, Inc. Class A (b)	7,296	102,509
Churchill Downs, Inc.	1,881	459,058
Eldorado Resorts, Inc. (a) (b)	6,482	213,906
Empire Resorts, Inc. (a) (b)	459	7,918

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eros International PLC (a) (b)	4,256	$46,390
Golden Entertainment, Inc. (a) (b)	2,483	57,680
IMAX Corp. (a)	7,886	151,411
Inspired Entertainment, Inc. (a)	1,282	7,051
International Speedway Corp. Class A	3,401	149,984
Marriott Vacations Worldwide Corp.	2,984	397,469
National CineMedia, Inc.	8,274	42,942
Penn National Gaming, Inc. (a)	11,774	309,185
Pinnacle Entertainment, Inc. (a)	7,313	220,487
RCI Hospitality Holdings, Inc.	1,332	37,816
Reading International, Inc. Series A (a)	2,302	38,328
Red Rock Resorts, Inc. Class A	9,584	280,620
Scientific Games Corp. Class A (a)	7,408	308,173
SeaWorld Entertainment, Inc. (a)	9,631	142,828
Speedway Motorsports, Inc.	1,615	28,779

		3,002,534

Home Builders — 0.9%
AV Homes, Inc. (a)	1,679	31,145
Beazer Homes USA, Inc. (a)	4,407	70,292
Cavco Industries, Inc. (a)	1,179	204,851
Century Communities, Inc. (a)	2,828	84,699
Green Brick Partners, Inc. (a)	3,441	37,507
Hovnanian Enterprises, Inc. Class A (a)	17,865	32,693
Installed Building Products, Inc. (a)	3,034	182,192
KB Home	11,810	335,995
LGI Homes, Inc. (a) (b)	2,430	171,485
M.D.C. Holdings, Inc.	6,300	175,896
M/I Homes, Inc. (a)	3,721	118,514
Meritage Home Corp. (a)	5,313	240,413
The New Home Co., Inc. (a)	1,743	19,312
PICO Holdings, Inc.	3,231	36,995
Taylor Morrison Home Corp. Class A (a)	15,449	359,653
TRI Pointe Group, Inc. (a)	20,826	342,171
William Lyon Homes Class A (a)	4,433	121,863
Winnebago Industries, Inc.	4,432	166,643

		2,732,319

Home Furnishing — 0.3%
Daktronics, Inc.	5,146	45,336
Ethan Allen Interiors, Inc.	3,445	79,063
Flexsteel Industries, Inc.	1,103	43,657
Hamilton Beach Brands Holding Co. Class A	369	7,830
Hooker Furniture Corp.	1,617	59,344
iRobot Corp. (a) (b)	3,723	238,979
Sleep Number Corp. (a)	5,524	194,169
Universal Electronics, Inc. (a)	1,946	101,289
VOXX International Corp. (a)	2,639	13,063

		782,730

	Number of Shares	Value
Housewares — 0.0%
Libbey, Inc.	3,008	$14,709
Lifetime Brands, Inc.	1,478	18,327

		33,036

Leisure Time — 0.7%
Acushnet Holdings Corp.	4,313	99,587
Callaway Golf Co.	13,101	214,332
Camping World Holdings, Inc. Class A	4,465	143,996
Clarus Corp. (a)	2,911	19,649
Drive Shack, Inc. (a)	8,624	41,223
Escalade, Inc.	1,451	19,879
Fox Factory Holding Corp. (a)	4,826	168,427
Johnson Outdoors, Inc. Class A	673	41,726
LCI Industries	3,376	351,611
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,039	107,919
Lindblad Expeditions Holdings, Inc. (a)	2,707	27,801
Malibu Boats, Inc. Class A (a)	2,870	95,313
Marine Products Corp.	1,141	15,986
MCBC Holdings, Inc. (a)	2,498	62,950
Nautilus, Inc. (a)	4,344	58,427
Planet Fitness, Inc. Class A (a)	12,068	455,808
Vista Outdoor, Inc. (a)	8,026	130,984

		2,055,618

Lodging — 0.5%
Belmond Ltd. Class A (a)	12,605	140,546
Bluegreen Vacations Corp. (b)	1,039	21,996
Boyd Gaming Corp.	11,577	368,843
Caesars Entertainment Corp. (a)	19,212	216,135
Century Casinos, Inc. (a)	3,449	25,729
ILG, Inc.	14,845	461,828
La Quinta Holdings, Inc. (a)	11,265	213,021
The Marcus Corp.	2,669	81,004
Monarch Casino & Resort, Inc. (a)	1,545	65,338
Red Lion Hotels Corp. (a)	2,380	23,205

		1,617,645

Office Furnishings — 0.4%
CompX International, Inc.	155	2,139
Herman Miller, Inc.	8,294	264,993
HNI Corp.	6,001	216,576
Interface, Inc.	8,243	207,724
Kimball International, Inc. Class B	5,160	87,926
Knoll, Inc.	6,815	137,595
Steelcase, Inc. Class A	11,596	157,706

		1,074,659

Retail — 4.3%
Abercrombie & Fitch Co. Class A	9,432	228,349
America’s Car-Mart, Inc. (a)	978	49,340
American Eagle Outfitters, Inc.	22,565	449,720

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Asbury Automotive Group, Inc. (a)	2,549	$172,057
Ascena Retail Group, Inc. (a)	23,075	46,381
At Home Group, Inc. (a)	1,506	48,252
Barnes & Noble Education, Inc. (a)	5,223	35,986
Barnes & Noble, Inc.	8,675	42,941
Bassett Furniture Industries, Inc.	1,472	44,675
Big 5 Sporting Goods Corp. (b)	2,770	20,083
Big Lots, Inc. (b)	5,908	257,175
Biglari Holdings, Inc. (a)	138	56,361
BJ’s Restaurants, Inc.	2,756	123,744
Bloomin’ Brands, Inc.	12,619	306,389
BMC Stock Holdings, Inc. (a)	9,013	176,204
Bojangles’, Inc. (a)	2,380	32,963
Boot Barn Holdings, Inc. (a)	2,718	48,190
Brinker International, Inc. (b)	6,548	236,383
The Buckle, Inc. (b)	3,884	86,031
Build-A-Bear Workshop, Inc. (a)	1,860	17,019
Caleres, Inc.	5,919	198,878
Carrols Restaurant Group, Inc. (a)	4,978	55,754
The Cato Corp. Class A	3,256	47,993
The Cheesecake Factory, Inc.	5,943	286,571
Chico’s FAS, Inc.	17,588	158,996
The Children’s Place, Inc.	2,397	324,194
Chuy’s Holdings, Inc. (a)	2,311	60,548
Citi Trends, Inc.	1,833	56,658
Conn’s, Inc. (a) (b)	2,620	89,080
The Container Store Group, Inc. (a)	2,380	12,947
Cracker Barrel Old Country Store, Inc. (b)	2,680	426,656
Dave & Buster’s Entertainment, Inc. (a)	5,671	236,708
Del Frisco’s Restaurant Group, Inc. (a)	2,942	44,866
Del Taco Restaurants, Inc. (a)	4,733	49,034
Denny’s Corp. (a)	9,015	139,101
Dillard’s, Inc. Class A (b)	1,887	151,602
Dine Brands Global, Inc.	2,423	158,900
DSW, Inc. Class A	9,238	207,485
Duluth Holdings, Inc. Class B (a)	1,316	24,649
El Pollo Loco Holdings, Inc. (a)	2,784	26,448
Express, Inc. (a)	11,010	78,832
EZCORP, Inc. Class A (a)	6,814	89,945
Fiesta Restaurant Group, Inc. (a) (b)	3,488	64,528
The Finish Line, Inc. Class A (b)	5,601	75,838
FirstCash, Inc.	6,456	524,550
Five Below, Inc. (a)	7,524	551,810
Fogo De Chao, Inc. (a)	1,244	19,593
Foundation Building Materials, Inc. (a)	2,193	32,698
Francesca’s Holdings Corp. (a)	4,988	23,942
Fred’s, Inc. Class A (b)	4,913	14,690
Freshpet, Inc. (a)	3,419	56,243
Gaia, Inc. (a)	1,207	18,709
Genesco, Inc. (a)	2,665	108,199
GMS, Inc. (a)	4,518	138,070
GNC Holdings, Inc. Class A (a) (b)	9,511	36,712

	Number of Shares	Value
Group 1 Automotive, Inc.	2,792	$182,429
Guess?, Inc.	8,431	174,859
The Habit Restaurants, Inc. Class A (a) (b)	2,709	23,839
Haverty Furniture Cos., Inc.	2,713	54,667
Hibbett Sports, Inc. (a) (b)	2,632	63,036
J Alexander’s Holdings, Inc. (a)	1,836	21,022
J. Jill, Inc. (a) (b)	2,089	9,233
Jack in the Box, Inc.	4,091	349,085
JC Penney Co., Inc. (a) (b)	43,666	131,871
Kirkland’s, Inc. (a)	2,185	21,173
La-Z-Boy, Inc.	6,515	195,124
Lithia Motors, Inc. Class A	3,272	328,901
Lumber Liquidators Holdings, Inc. (a) (b)	3,956	94,628
MarineMax, Inc. (a)	2,905	56,502
Movado Group, Inc.	2,172	83,405
Nathan’s Famous, Inc.	393	29,043
National Vision Holdings, Inc. (a)	4,246	137,188
Noodles & Co. (a) (b)	1,419	10,713
Office Depot, Inc.	72,063	154,935
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,620	399,186
Papa John’s International, Inc. (b)	3,653	209,317
Party City Holdco, Inc. (a) (b)	4,833	75,395
PC Connection, Inc.	1,677	41,925
PCM, Inc. (a)	1,326	11,006
PetIQ, Inc. (a) (b)	1,138	30,271
PetMed Express, Inc. (b)	2,779	116,023
Pier 1 Imports, Inc.	10,983	35,365
Potbelly Corp. (a)	3,303	39,801
PriceSmart, Inc.	3,058	255,496
Red Robin Gourmet Burgers, Inc. (a)	1,774	102,892
Regis Corp. (a)	4,928	74,561
RH (a) (b)	2,776	264,497
Rush Enterprises, Inc. Class A (a)	4,287	182,155
Rush Enterprises, Inc. Class B (a)	707	28,549
Ruth’s Hospitality Group, Inc.	3,999	97,776
Sears Holdings Corp. (a) (b)	1,541	4,114
Shake Shack, Inc. Class A (a)	3,139	130,677
Shoe Carnival, Inc.	1,587	37,771
Sonic Automotive, Inc. Class A	3,416	64,733
Sonic Corp. (b)	5,170	130,439
Sportsman’s Warehouse Holdings, Inc. (a) (b)	5,120	20,890
Tailored Brands, Inc.	6,911	173,190
Texas Roadhouse, Inc.	9,342	539,781
Tile Shop Holdings, Inc.	5,659	33,954
Tilly’s, Inc. Class A	1,826	20,634
Vera Bradley, Inc. (a)	2,780	29,496
Vitamin Shoppe, Inc. (a) (b)	2,744	11,936
Wingstop, Inc. (b)	4,087	193,029
Winmark Corp.	297	38,848
Zoe’s Kitchen, Inc. (a)	2,764	39,912

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zumiez, Inc. (a)	2,561	$61,208

		12,686,150

Storage & Warehousing — 0.2%
Americold Realty Trust (b)	7,363	140,486
Mobile Mini, Inc.	6,104	265,524
Wesco Aircraft Holdings, Inc. (a)	7,947	81,457

		487,467

Textiles — 0.1%
Culp, Inc.	1,536	46,925
UniFirst Corp.	2,127	343,829

		390,754

Toys, Games & Hobbies — 0.0%
Funko, Inc. (a) (b)	1,455	11,946

		33,932,136

Consumer, Non-cyclical — 22.2%
Agriculture — 0.2%
Alico, Inc.	427	11,614
The Andersons, Inc.	3,795	125,614
Cadiz, Inc. (a) (b)	2,990	40,365
Limoneira Co.	1,653	39,226
Tejon Ranch Co. (a)	2,549	58,907
Turning Point Brands, Inc.	686	13,336
Universal Corp.	3,396	164,706
Vector Group Ltd. (b)	13,609	277,488

		731,256

Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	1,170	221,189
Coca-Cola Bottling Co. Consolidated	661	114,135
Craft Brew Alliance, Inc. (a)	1,734	32,252
Farmer Brothers Co. (a)	1,266	38,233
MGP Ingredients, Inc.	1,815	162,606
National Beverage Corp.	1,652	147,061
Primo Water Corp. (a)	3,678	43,069

		758,545

Biotechnology — 5.2%
Abeona Therapeutics, Inc. (a) (b)	3,869	55,520
Acceleron Pharma, Inc. (a)	5,194	203,085
Achillion Pharmaceuticals, Inc. (a)	18,900	70,119
Acorda Therapeutics, Inc. (a)	6,097	144,194
Aduro Biotech, Inc. (a) (b)	6,169	57,372
Advaxis, Inc. (a) (b)	5,108	8,633
Agenus, Inc. (a) (b)	10,790	50,821
Aileron Therapeutics, Inc. (a) (b)	923	7,504
Alder Biopharmaceuticals, Inc. (a) (b)	8,923	113,322
Allena Pharmaceuticals, Inc. (a)	751	8,276
AMAG Pharmaceuticals, Inc. (a) (b)	4,985	100,448
Amicus Therapeutics, Inc. (a)	25,970	390,589
AnaptysBio, Inc. (a) (b)	2,478	257,910
Anavex Life Sciences Corp. (a)	5,188	14,319
ANI Pharmaceuticals, Inc. (a)	1,139	66,313

	Number of Shares	Value
Aratana Therapeutics, Inc. (a)	5,811	$25,627
Ardelyx, Inc. (a)	4,918	24,836
Arena Pharmaceuticals, Inc. (a)	6,673	263,583
ARMO BioSciences, Inc. (a) (b)	960	35,914
Arsanis, Inc. (a) (b)	644	14,741
Assembly Biosciences, Inc. (a)	2,279	111,990
Asterias Biotherapeutics, Inc. (a) (b)	3,900	5,655
Atara Biotherapeutics, Inc. (a) (b)	4,585	178,815
Athersys, Inc. (a) (b)	15,159	27,741
Audentes Therapeutics, Inc. (a)	2,802	84,200
Avexis, Inc. (a)	3,918	484,186
Axovant Sciences Ltd. (a) (b)	4,370	5,812
Bellicum Pharmaceuticals, Inc. (a) (b)	3,551	23,295
BioCryst Pharmaceuticals, Inc. (a)	13,293	63,408
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,431	114,143
BioTime, Inc. (a) (b)	12,066	32,458
Bluebird Bio, Inc. (a)	6,821	1,164,686
Blueprint Medicines Corp. (a)	5,928	543,598
Calyxt, Inc. (a) (b)	663	8,699
Cambrex Corp. (a)	4,569	238,959
Celcuity, Inc. (a)	394	6,493
Celldex Therapeutics, Inc. (a)	18,198	42,401
ChemoCentryx, Inc. (a)	3,567	48,511
Clearside Biomedical, Inc. (a)	2,728	29,271
Corium International, Inc. (a) (b)	2,849	32,678
Corvus Pharmaceuticals, Inc. (a)	1,112	12,821
Cue Biopharma, Inc. (a)	1,248	17,534
Curis, Inc. (a)	15,320	10,009
Cytokinetics, Inc. (a)	5,917	42,602
CytomX Therapeutics, Inc. (a)	4,090	116,360
Deciphera Pharmaceuticals, Inc. (a)	1,146	22,966
Denali Therapeutics, Inc. (a)	2,256	44,421
Dermira, Inc. (a) (b)	5,358	42,810
Dynavax Technologies Corp. (a) (b)	8,566	170,035
Edge Therapeutics, Inc. (a) (b)	2,761	3,258
Editas Medicine, Inc. (a) (b)	5,168	171,319
Emergent BioSolutions, Inc. (a)	4,640	244,296
Enzo Biochem, Inc. (a)	5,946	32,584
Epizyme, Inc. (a)	6,732	119,493
Esperion Therapeutics, Inc. (a)	2,388	172,724
Exact Sciences Corp. (a)	16,398	661,331
Fate Therapeutics, Inc. (a) (b)	6,726	65,646
FibroGen, Inc. (a)	9,719	449,018
Five Prime Therapeutics, Inc. (a)	4,579	78,667
Fortress Biotech, Inc. (a) (b)	4,680	21,294
Foundation Medicine, Inc. (a)	2,038	160,492
Genocea Biosciences, Inc. (a) (b)	11,317	11,883
Geron Corp. (a) (b)	20,298	86,266
Halozyme Therapeutics, Inc. (a)	16,602	325,233
Idera Pharmaceuticals, Inc. (a)	19,485	35,852
ImmunoGen, Inc. (a)	13,755	144,703
Immunomedics, Inc. (a) (b)	14,139	206,571

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Innoviva, Inc. (a)	10,533	$175,585
Inovio Pharmaceuticals, Inc. (a) (b)	11,686	55,041
Insmed, Inc. (a)	10,606	238,847
Intellia Therapeutics, Inc. (a) (b)	2,299	48,486
Iovance Biotherapeutics, Inc. (a)	10,277	173,681
Karyopharm Therapeutics, Inc. (a)	4,965	66,630
Kura Oncology, Inc. (a) (b)	3,005	56,344
Lexicon Pharmaceuticals, Inc. (a) (b)	6,014	51,540
Ligand Pharmaceuticals, Inc. (a) (b)	2,861	472,523
Loxo Oncology, Inc. (a)	3,186	367,569
MacroGenics, Inc. (a)	4,730	119,007
Matinas BioPharma Holdings, Inc. (a) (b)	9,133	6,985
The Medicines Co. (a) (b)	9,701	319,551
Menlo Therapeutics, Inc. (a)	901	33,860
Merrimack Pharmaceuticals, Inc.	1,729	13,918
Momenta Pharmaceuticals, Inc. (a)	10,640	193,116
Myriad Genetics, Inc. (a)	9,050	267,427
NantKwest, Inc. (a)	4,028	15,669
NeoGenomics, Inc. (a) (b)	7,839	63,966
NewLink Genetics Corp. (a) (b)	4,003	29,022
Novavax, Inc. (a) (b)	42,663	89,592
Novelion Therapeutics, Inc. (a)	1,995	6,982
Nymox Pharmaceutical Corp. (a) (b)	4,516	19,103
Omeros Corp. (a) (b)	6,447	72,013
Oncocyte Corp. (a) (b)	384	806
Organovo Holdings, Inc. (a) (b)	13,289	13,688
Otonomy, Inc. (a)	3,818	16,036
Ovid therapeutics, Inc. (a) (b)	1,691	11,955
Pacific Biosciences of California, Inc. (a) (b)	16,522	33,870
Paratek Pharmaceuticals, Inc. (a)	3,709	48,217
PDL BioPharma, Inc. (a)	21,022	61,805
Pieris Pharmaceuticals, Inc. (a)	5,606	38,233
Prothena Corp. PLC (a) (b)	5,404	198,381
PTC Therapeutics, Inc. (a)	5,642	152,673
Puma Biotechnology, Inc. (a)	4,043	275,126
Radius Health, Inc. (a) (b)	5,382	193,429
REGENXBIO, Inc. (a)	3,873	115,609
resTORbio, Inc. (a)	926	8,871
Retrophin, Inc. (a)	5,541	123,897
Rigel Pharmaceuticals, Inc. (a)	20,142	71,303
RTI Surgical, Inc. (a)	8,000	36,800
Sage Therapeutics, Inc. (a)	5,870	945,481
Sangamo Therapeutics, Inc. (a)	11,645	221,255
Selecta Biosciences, Inc. (a) (b)	1,876	19,116
Seres Therapeutics, Inc. (a) (b)	2,788	20,464
Sienna Biopharmaceuticals, Inc. (a) (b)	2,096	39,363
Solid Biosciences, Inc. (a)	1,273	9,547
Spark Therapeutics, Inc. (a) (b)	3,827	254,840
Spectrum Pharmaceuticals, Inc. (a)	12,015	193,321
Stemline Therapeutics, Inc. (a)	3,712	56,794
Strongbridge Biopharma PLC (a)	3,940	34,869

	Number of Shares	Value
Syndax Pharmaceuticals, Inc. (a)	1,679	$23,892
Theravance Biopharma, Inc. (a) (b)	5,875	142,469
Tocagen, Inc. (a) (b)	2,478	29,364
Ultragenyx Pharmaceutical, Inc. (a)	6,209	316,597
VBI Vaccines, Inc. (a)	4,813	16,845
Veracyte, Inc. (a)	3,138	17,447
Versartis, Inc. (a)	4,434	7,316
WaVe Life Sciences Ltd. (a) (b)	1,636	65,604
XBiotech, Inc. (a) (b)	2,799	14,975
ZIOPHARM Oncology, Inc. (a) (b)	18,241	71,505

		15,488,533

Commercial Services — 4.7%
Aaron’s, Inc.	8,817	410,872
ABM Industries, Inc.	7,761	259,838
Acacia Research Corp. (a)	6,850	23,975
Adtalem Global Education, Inc. (a)	8,402	399,515
Alarm.com Holdings, Inc. (a)	2,888	108,993
American Public Education, Inc. (a)	2,183	93,869
AMN Healthcare Services, Inc. (a)	6,567	372,677
ARC Document Solutions, Inc. (a)	5,628	12,382
Ascent Capital Group, Inc. Class A (a)	1,449	5,332
Asgn, Inc. (a)	6,974	571,031
Avis Budget Group, Inc. (a) (b)	10,082	472,241
B. Riley Financial, Inc. (b)	2,791	54,425
Barrett Business Services, Inc.	966	80,062
BG Staffing, Inc.	901	17,110
Bridgepoint Education, Inc. (a)	3,547	23,907
The Brink’s Co.	6,390	455,927
CAI International, Inc. (a)	2,213	47,048
Cambium Learning Group, Inc. (a)	1,785	19,992
Capella Education Co.	1,621	141,594
Cardtronics PLC Class A (a)	6,302	140,598
Care.com, Inc. (a)	1,923	31,287
Career Education Corp. (a)	9,537	125,316
Carriage Services, Inc.	2,057	56,897
CBIZ, Inc. (a)	7,058	128,809
Cimpress NV (a) (b)	3,430	530,621
Collectors Universe, Inc.	1,026	16,118
Corvel Corp. (a)	1,326	67,029
CPI Card Group, Inc. (b)	572	1,725
CRA International, Inc.	1,088	56,892
Cross Country Healthcare, Inc. (a)	5,071	56,339
Deluxe Corp.	6,687	494,905
Emerald Expositions Events, Inc. (b)	2,504	48,778
Ennis, Inc.	3,577	70,467
Everi Holdings, Inc. (a)	8,788	57,737
EVERTEC, Inc.	8,355	136,604
Forrester Research, Inc.	1,411	58,486
Franklin Covey Co. (a)	1,418	38,144
FTI Consulting, Inc. (a)	5,236	253,475
Grand Canyon Education, Inc. (a)	6,547	686,911

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Great Lakes Dredge & Dock Corp. (a)	8,272	$38,051
Green Dot Corp. Class A (a)	6,457	414,281
The Hackett Group, Inc.	3,179	51,055
Healthcare Services Group, Inc.	9,927	431,626
HealthEquity, Inc. (a)	7,012	424,506
Heidrick & Struggles International, Inc.	2,510	78,438
Herc Holdings, Inc. (a)	3,353	217,777
Hertz Global Holdings, Inc. (a) (b)	7,704	152,924
HMS Holdings Corp. (a)	11,557	194,620
Huron Consulting Group, Inc. (a)	3,086	117,577
ICF International, Inc.	2,523	147,469
Information Services Group, Inc. (a)	4,966	20,758
Insperity, Inc.	5,043	350,741
K12, Inc. (a)	5,485	77,777
Kelly Services, Inc. Class A	4,291	124,611
Kforce, Inc.	3,262	88,237
Korn/Ferry International	7,315	377,381
Laureate Education, Inc. Class A (a)	7,814	107,443
LendingTree, Inc. (a) (b)	885	290,413
Liberty Tax, Inc.	933	9,423
LSC Communications, Inc.	4,693	81,893
Matthews International Corp. Class A	4,329	219,047
McGrath RentCorp	3,226	173,204
Medifast, Inc.	1,491	139,334
MoneyGram International, Inc. (a)	4,194	36,152
Monro, Inc.	4,389	235,250
National Research Corp. Class A	1,291	37,762
Navigant Consulting, Inc. (a)	6,459	124,271
Nutrisystem, Inc.	4,179	112,624
Paylocity Holding Corp. (a)	3,661	187,553
Quad/Graphics, Inc.	4,423	112,123
Rent-A-Center, Inc. (b)	6,073	52,410
Resources Connection, Inc.	4,301	69,676
RPX Corp.	6,567	70,201
RR Donnelley & Sons Co.	9,894	86,375
SEACOR Marine Holdings, Inc. (a)	2,227	42,358
ServiceSource International, Inc. (a)	10,818	41,217
Sotheby’s (a)	5,290	271,430
SP Plus Corp. (a)	2,449	87,184
Strayer Education, Inc.	1,461	147,634
Team, Inc. (a) (b)	4,084	56,155
Textainer Group Holdings Ltd. (a)	3,832	64,952
Travelport Worldwide Ltd.	17,176	280,656
TriNet Group, Inc. (a)	5,735	265,645
TrueBlue, Inc. (a)	5,746	148,821
Vectrus, Inc. (a)	1,590	59,212
Viad Corp.	2,847	149,325
Weight Watchers International, Inc. (a)	3,878	247,106
Willdan Group, Inc. (a)	1,076	30,505

		13,973,111

	Number of Shares	Value
Cosmetics & Personal Care — 0.1%
elf Beauty, Inc. (a) (b)	2,988	$57,877
Inter Parfums, Inc.	2,432	114,669
Revlon, Inc. Class A (a)	1,600	32,960

		205,506

Foods — 1.3%
B&G Foods, Inc. (b)	9,103	215,741
Cal-Maine Foods, Inc. (a)	4,042	176,635
Calavo Growers, Inc. (b)	2,212	203,946
The Chefs’ Warehouse, Inc. (a) (b)	2,978	68,494
Darling Ingredients, Inc. (a)	22,863	395,530
Dean Foods Co.	12,778	110,146
Fresh Del Monte Produce, Inc.	4,473	202,359
Hostess Brands, Inc. (a)	11,258	166,506
Ingles Markets, Inc. Class A	1,962	66,414
J&J Snack Foods Corp.	2,089	285,274
John B Sanfilippo & Son, Inc.	1,215	70,312
Lancaster Colony Corp.	2,614	321,888
Lifeway Foods, Inc. (a)	748	4,481
Performance Food Group Co. (a)	14,134	421,900
Sanderson Farms, Inc.	2,802	333,494
Seneca Foods Corp. Class A (a)	984	27,257
Smart & Final Stores, Inc. (a)	3,169	17,588
SpartanNash Co.	5,165	88,890
SUPERVALU, Inc. (a) (b)	5,462	83,186
Tootsie Roll Industries, Inc. (b)	2,334	68,728
United Natural Foods, Inc. (a)	7,042	302,383
Village Super Market, Inc. Class A	1,129	29,772
Weis Markets, Inc.	1,364	55,897

		3,716,821

Health Care – Products — 4.0%
Abaxis, Inc.	3,084	217,792
Accelerate Diagnostics, Inc. (a) (b)	3,690	84,316
Accuray, Inc. (a)	11,540	57,700
Analogic Corp.	1,764	169,168
AngioDynamics, Inc. (a)	5,163	89,062
AtriCure, Inc. (a)	4,447	91,252
Atrion Corp.	197	124,366
AxoGen, Inc. (a) (b)	3,970	144,905
BioTelemetry, Inc. (a)	4,471	138,825
Cantel Medical Corp.	5,069	564,737
Cardiovascular Systems, Inc. (a)	4,521	99,146
Cerus Corp. (a)	17,686	96,919
ConforMIS, Inc. (a) (b)	8,438	12,235
CONMED Corp.	3,797	240,464
CryoLife, Inc. (a)	4,452	89,263
Cutera, Inc. (a)	1,861	93,515
Endologix, Inc. (a)	11,291	47,761
FONAR Corp. (a)	934	27,833
GenMark Diagnostics, Inc. (a) (b)	7,445	40,501
Genomic Health, Inc. (a)	2,782	87,049
Glaukos Corp. (a) (b)	3,941	121,501

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Globus Medical, Inc. Class A (a)	9,840	$490,229
Haemonetics Corp. (a)	7,487	547,749
Halyard Health, Inc. (a)	6,488	298,967
ICU Medical, Inc. (a)	2,135	538,874
Inogen, Inc. (a)	2,395	294,202
Insulet Corp. (a)	8,105	702,541
Integer Holdings Corp. (a)	4,360	246,558
Integra LifeSciences Holdings Corp. (a)	8,871	490,921
Intersect ENT, Inc. (a)	3,741	147,021
Invacare Corp.	4,450	77,430
iRhythm Technologies, Inc. (a)	2,009	126,467
K2M Group Holdings, Inc. (a)	5,647	107,011
Lantheus Holdings, Inc. (a)	4,317	68,640
LeMaitre Vascular, Inc.	2,078	75,286
LivaNova PLC (a)	6,781	600,118
Luminex Corp.	5,603	118,055
Masimo Corp. (a)	6,254	550,039
Meridian Bioscience, Inc.	5,870	83,354
Merit Medical Systems, Inc. (a)	6,762	306,657
MiMedx Group, Inc. (a) (b)	14,589	101,685
NanoString Technologies, Inc. (a)	2,775	20,840
Natus Medical, Inc. (a)	4,301	144,729
Nevro Corp. (a)	3,898	337,840
Novocure Ltd. (a)	8,127	177,169
NuVasive, Inc. (a)	7,061	368,655
NxStage Medical, Inc. (a)	9,128	226,922
Obalon Therapeutics, Inc. (a) (b)	1,125	3,859
OraSure Technologies, Inc. (a)	7,962	134,478
Orthofix International NV (a)	2,435	143,129
OrthoPediatrics Corp. (a) (b)	646	9,729
Oxford Immunotec Global PLC (a)	3,502	43,600
Penumbra, Inc. (a) (b)	4,086	472,546
Pulse Biosciences, Inc. (a) (b)	1,285	17,386
Quanterix Corp. (a) (b)	695	11,843
Quidel Corp. (a)	3,997	207,085
Quotient Ltd. (a) (b)	3,524	16,598
Repligen Corp. (a) (b)	5,285	191,211
Restoration Robotics, Inc. (a) (b)	517	3,221
Rockwell Medical, Inc. (a) (b)	6,384	33,261
Sientra, Inc. (a) (b)	2,064	19,938
STAAR Surgical Co. (a)	5,552	82,170
Surmodics, Inc. (a)	1,782	67,805
Tactile Systems Technology, Inc. (a) (b)	1,785	56,763
Utah Medical Products, Inc.	472	46,657
Varex Imaging Corp. (a)	5,297	189,527
ViewRay, Inc. (a) (b)	4,450	28,613
Viveve Medical, Inc. (a) (b)	2,925	10,705
Wright Medical Group NV (a)	14,704	291,727

		11,968,120

Health Care – Services — 1.8%
AAC Holdings, Inc. (a) (b)	1,576	18,092

	Number of Shares	Value
Addus HomeCare Corp. (a)	1,091	$53,077
Almost Family, Inc. (a)	1,802	100,912
Amedisys, Inc. (a)	3,941	237,800
American Renal Associates Holdings, Inc. (a)	1,335	25,165
Capital Senior Living Corp. (a)	3,585	38,539
Chemed Corp.	2,195	598,928
Civitas Solutions, Inc. (a)	2,351	36,205
Community Health Systems, Inc. (a) (b)	13,467	53,329
Encompass Health Corp.	13,729	784,887
The Ensign Group, Inc.	6,772	178,104
Evolus, Inc. (a) (b)	710	6,411
Genesis Healthcare, Inc. (a) (b)	5,105	7,709
Invitae Corp. (a) (b)	5,904	27,690
Kindred Healthcare, Inc.	11,684	106,909
LHC Group, Inc. (a)	2,211	136,109
Magellan Health, Inc. (a)	3,351	358,892
Medpace Holdings, Inc. (a)	1,321	46,116
Molina Healthcare, Inc. (a)	6,425	521,581
Natera, Inc. (a)	4,646	43,068
National HealthCare Corp.	1,559	92,963
Optinose, Inc. (a) (b)	756	15,135
The Providence Service Corp. (a)	1,547	106,960
RadNet, Inc. (a)	5,082	73,181
Select Medical Holdings Corp. (a)	14,884	256,749
Surgery Partners, Inc. (a) (b)	2,700	46,305
Syneos Health, Inc. (a)	7,582	269,161
Teladoc, Inc. (a) (b)	8,085	325,826
Tenet Healthcare Corp. (a) (b)	11,276	273,443
Tivity Health, Inc. (a)	5,135	203,603
Triple-S Management Corp. Class B (a)	3,111	81,322
U.S. Physical Therapy, Inc.	1,668	135,608

		5,259,779

Household Products & Wares — 0.3%
Acco Brands Corp.	14,508	182,075
Central Garden & Pet Co. (a)	1,517	65,231
Central Garden & Pet Co. Class A (a)	4,863	192,623
CSS Industries, Inc.	1,204	21,070
Helen of Troy Ltd. (a)	3,788	329,556
WD-40 Co.	1,915	252,206

		1,042,761

Pharmaceuticals — 4.3%
Achaogen, Inc. (a) (b)	4,903	63,494
Aclaris Therapeutics, Inc. (a) (b)	3,281	57,483
Adamas Pharmaceuticals, Inc. (a) (b)	2,394	57,217
Aerie Pharmaceuticals, Inc. (a)	4,746	257,470
Aimmune Therapeutics, Inc. (a) (b)	4,952	157,622
Akcea Therapeutics, Inc. (a) (b)	1,991	50,990
Akebia Therapeutics, Inc. (a)	6,212	59,200
Amphastar Pharmaceuticals, Inc. (a)	4,983	93,431

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Anika Therapeutics, Inc. (a)	2,019	$100,385
Antares Pharma, Inc. (a) (b)	19,389	42,656
Apellis Pharmaceuticals, Inc. (a)	1,498	33,121
Array BioPharma, Inc. (a)	27,759	453,027
Athenex, Inc. (a) (b)	1,178	20,038
BioScrip, Inc. (a)	15,910	39,139
BioSpecifics Technologies Corp. (a)	797	35,339
Calithera Biosciences, Inc. (a)	4,174	26,296
Cara Therapeutics, Inc. (a) (b)	3,844	47,589
Catalent, Inc. (a)	18,661	766,221
Catalyst Pharmaceuticals, Inc. (a)	12,233	29,237
Chimerix, Inc. (a)	6,318	32,854
Clovis Oncology, Inc. (a)	6,116	322,925
Coherus Biosciences, Inc. (a) (b)	5,489	60,653
Collegium Pharmaceutical, Inc. (a) (b)	3,430	87,636
Conatus Pharmaceuticals, Inc. (a)	3,843	22,558
Concert Pharmaceuticals, Inc. (a)	2,497	57,181
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	6,704	40,894
Corcept Therapeutics, Inc. (a) (b)	12,602	207,303
Depomed, Inc. (a)	8,249	54,361
Diplomat Pharmacy, Inc. (a) (b)	6,831	137,645
Dova Pharmaceuticals, Inc. (a) (b)	874	23,703
Durect Corp. (a)	19,100	40,874
Eagle Pharmaceuticals, Inc. (a) (b)	1,143	60,225
Enanta Pharmaceuticals, Inc. (a)	2,184	176,707
Flexion Therapeutics, Inc. (a) (b)	4,637	103,915
G1 Therapeutics, Inc. (a)	1,883	69,765
Global Blood Therapeutics, Inc. (a)	5,429	262,221
Heron Therapeutics, Inc. (a)	7,572	208,987
Heska Corp. (a)	890	70,372
Horizon Pharma PLC (a)	22,705	322,411
Immune Design Corp. (a)	4,441	14,655
Impax Laboratories, Inc. (a)	10,134	197,106
Insys Therapeutics, Inc. (a) (b)	3,224	19,473
Intra-Cellular Therapies, Inc. (a)	5,846	123,058
Ironwood Pharmaceuticals, Inc. (a)	18,695	288,464
Jounce Therapeutics, Inc. (a) (b)	1,948	43,538
Kala Pharmaceuticals, Inc. (a) (b)	1,979	31,328
Keryx Biopharmaceuticals, Inc. (a) (b)	12,716	52,008
Kindred Biosciences, Inc. (a)	3,726	32,230
La Jolla Pharmaceutical Co. (a) (b)	2,483	73,944
Lannett Co., Inc. (a) (b)	4,051	65,019
Madrigal Pharmaceuticals, Inc. (a) (b)	660	77,081
MediciNova, Inc. (a) (b)	5,403	55,219
Melinta Therapeutics, Inc. (a) (b)	2,086	15,436
Mersana Therapeutics, Inc. (a) (b)	1,555	24,522
Minerva Neurosciences, Inc. (a)	3,589	22,431
Miragen Therapeutics, Inc. (a)	2,501	17,532
MyoKardia, Inc. (a)	2,762	134,786
Natural Grocers by Vitamin Cottage, Inc. (a)	1,249	8,943
Natural Health Trends Corp. (b)	1,018	19,352

	Number of Shares	Value
Nature’s Sunshine Products, Inc.	1,464	$16,104
Nektar Therapeutics (a)	20,962	2,227,422
Neogen Corp. (a)	7,023	470,471
Neos Therapeutics, Inc. (a) (b)	3,425	28,427
Ocular Therapeutix, Inc. (a)	4,005	26,073
Odonate Therapeutics, Inc. (a) (b)	944	19,994
Owens & Minor, Inc.	8,543	132,844
Pacira Pharmaceuticals, Inc. (a)	5,525	172,104
Phibro Animal Health Corp. Class A	2,705	107,388
Portola Pharmaceuticals, Inc. (a)	7,891	257,720
PRA Health Sciences, Inc. (a)	6,928	574,747
Prestige Brands Holdings, Inc. (a)	7,383	248,955
Progenics Pharmaceuticals, Inc. (a)	9,640	71,914
Protagonist Therapeutics, Inc. (a)	1,577	13,546
Ra Pharmaceuticals, Inc. (a)	2,228	11,831
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,626	33,349
Recro Pharma, Inc. (a)	1,807	19,895
Revance Therapeutics, Inc. (a)	3,754	115,623
Rhythm Pharmaceuticals, Inc. (a) (b)	1,140	22,686
Sarepta Therapeutics, Inc. (a)	8,521	631,321
scPharmaceuticals, Inc. (a) (b)	1,024	12,698
Spero Therapeutics, Inc. (a) (b)	842	11,998
Supernus Pharmaceuticals, Inc. (a)	6,701	306,906
Synergy Pharmaceuticals, Inc. (a) (b)	35,520	65,002
Syros Pharmaceuticals, Inc. (a) (b)	2,146	27,855
Teligent, Inc. (a) (b)	5,536	18,601
Tetraphase Pharmaceuticals, Inc. (a)	7,334	22,515
TG Therapeutics, Inc. (a) (b)	7,150	101,530
TherapeuticsMD, Inc. (a) (b)	23,303	113,486
Trevena, Inc. (a)	7,581	12,433
USANA Health Sciences, Inc. (a)	1,599	137,354
Vanda Pharmaceuticals, Inc. (a)	6,200	104,470
Voyager Therapeutics, Inc. (a)	2,351	44,175
vTv Therapeutics, Inc. Class A (a) (b)	1,128	4,591
Xencor, Inc. (a)	5,365	160,843
Zogenix, Inc. (a)	4,725	189,236
Zynerba Pharmaceuticals, Inc. (a) (b)	1,677	14,573

		12,619,950

		65,764,382

Diversified — 0.1%
Holding Company – Diversified — 0.1%
HRG Group, Inc. (a)	16,474	271,656

Energy — 3.5%
Coal — 0.3%
Arch Coal, Inc. Class A	2,657	244,125
Cloud Peak Energy, Inc. (a)	10,538	30,666
Hallador Energy Co.	2,094	14,386
NACCO Industries, Inc. Class A	537	17,640
Peabody Energy Corp.	9,281	338,756
Ramaco Resources, Inc. (a)	1,008	7,248
SunCoke Energy, Inc. (a)	9,077	97,668

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Warrior Met Coal, Inc. (b)	4,656	$130,415
Westmoreland Coal Co. (a) (b)	2,520	1,033

		881,937

Energy – Alternate Sources — 0.3%
Clean Energy Fuels Corp. (a)	18,839	31,084
FutureFuel Corp.	3,434	41,174
Green Plains, Inc.	5,459	91,711
Pacific Ethanol, Inc. (a)	6,012	18,036
Pattern Energy Group, Inc. (b)	10,851	187,614
Plug Power, Inc. (a) (b)	32,748	61,894
Renewable Energy Group, Inc. (a)	5,137	65,754
REX American Resources Corp. (a)	829	60,351
Sunrun, Inc. (a)	12,023	107,365
TerraForm Power, Inc. Class A	6,445	69,155
TPI Composites, Inc. (a)	1,434	32,193
Vivint Solar, Inc. (a) (b)	3,620	13,213

		779,544

Oil & Gas — 1.8%
Abraxas Petroleum Corp. (a)	21,513	47,759
Adams Resources & Energy, Inc.	279	12,137
Approach Resources Inc. (a) (b)	6,496	16,955
Bonanza Creek Energy, Inc. (a)	2,894	80,193
California Resources Corp. (a) (b)	6,042	103,620
Callon Petroleum Co. (a)	27,951	370,071
Carrizo Oil & Gas, Inc. (a)	10,884	174,144
Contango Oil & Gas Co. (a)	3,599	12,776
CVR Energy, Inc. (b)	2,252	68,055
Delek US Holdings, Inc.	11,120	452,584
Denbury Resources, Inc. (a) (b)	55,956	153,319
Diamond Offshore Drilling, Inc. (a) (b)	9,096	133,347
Earthstone Energy, Inc. Class A (a)	2,445	24,743
Eclipse Resources Corp. (a)	11,933	17,184
Energy XXI Gulf Coast, Inc. (a)	4,248	16,312
Ensco PLC Class A (b)	59,320	260,415
EP Energy Corp. Class A (a) (b)	5,291	7,090
Evolution Petroleum Corp.	3,738	30,091
Gastar Exploration, Inc. (a) (b)	24,987	17,059
Halcon Resources Corp. (a)	18,986	92,462
HighPoint Resources Corp. (a)	13,737	69,784
Isramco, Inc. (a)	100	10,380
Jagged Peak Energy, Inc. (a) (b)	7,828	110,610
Jones Energy, Inc. Class A (a) (b)	8,401	6,721
Lilis Energy, Inc. (a)	5,781	22,951
Matador Resources Co. (a)	13,474	403,007
Midstates Petroleum Co., Inc. (a)	1,531	20,408
Noble Corp. PLC (a)	34,356	127,461
Oasis Petroleum, Inc. (a)	37,078	300,332
Panhandle Oil & Gas, Inc. Class A	2,160	41,688
Par Pacific Holdings, Inc. (a)	4,503	77,317
Parker Drilling Co. (a)	18,273	11,603
PDC Energy, Inc. (a)	9,184	450,292
Penn Virginia Corp. (a)	2,007	70,325

	Number of Shares	Value
Resolute Energy Corp. (a) (b)	3,053	$105,786
Ring Energy, Inc. (a)	7,027	100,837
Rosehill Resources, Inc. (a) (b)	439	2,577
Rowan Cos. PLC Class A (a)	16,081	185,575
Sanchez Energy Corp. (a) (b)	10,070	31,519
SandRidge Energy, Inc. (a)	4,920	71,389
SilverBow Resources, Inc. (a)	994	28,925
SRC Energy, Inc. (a)	33,613	316,971
Stone Energy Corp. (a)	2,745	101,840
Trecora Resources (a)	2,721	37,006
Ultra Petroleum Corp. (a)	27,442	114,433
Unit Corp. (a)	7,290	144,050
W&T Offshore, Inc. (a)	13,289	58,870
WildHorse Resource Development Corp. (a) (b)	6,843	130,633

		5,243,606

Oil & Gas Services — 1.0%
Archrock, Inc.	9,705	84,919
Basic Energy Services, Inc. (a)	2,503	36,143
Bristow Group, Inc.	4,647	60,411
C&J Energy Services, Inc. (a)	6,951	179,475
CARBO Ceramics, Inc. (a) (b)	3,250	23,562
Dril-Quip, Inc. (a)	5,237	234,618
Era Group, Inc. (a)	2,668	24,946
Exterran Corp. (a)	4,519	120,657
Flotek Industries, Inc. (a) (b)	7,420	45,262
Forum Energy Technologies, Inc. (a)	11,344	124,784
Frank’s International NV	6,841	37,147
FTS International, Inc. (a)	3,134	57,634
Geospace Technologies Corp. (a)	1,778	17,549
Gulf Island Fabrication, Inc.	1,939	13,767
Helix Energy Solutions Group, Inc. (a)	19,792	114,596
Independence Contract Drilling, Inc. (a)	4,692	17,736
Keane Group, Inc. (a)	7,359	108,913
Key Energy Services, Inc. (a) (b)	1,531	17,943
Liberty Oilfield Services, Inc. (a) (b)	2,026	34,219
Mammoth Energy Services, Inc. (a)	1,052	33,727
Matrix Service Co. (a)	3,654	50,060
McDermott International, Inc. (a)	39,331	239,526
MRC Global, Inc. (a)	12,357	203,149
Natural Gas Services Group, Inc. (a)	1,790	42,691
NCS Multistage Holdings, Inc. (a) (b)	1,448	21,720
Newpark Resources, Inc. (a)	11,876	96,196
Nine Energy Service, Inc. (a)	1,111	27,053
NOW, Inc. (a) (b)	15,064	153,954
Oil States International, Inc. (a)	6,993	183,217
PHI, Inc. (a)	1,591	16,292
Pioneer Energy Services Corp. (a)	10,994	29,684
ProPetro Holding Corp. (a) (b)	8,017	127,390
Quintana Energy Services, Inc. (a)	799	7,790
Ranger Energy Services, Inc. (a)	798	6,496

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Holdings, Inc. (a)	2,313	$118,194
Select Energy Services, Inc. Class A (a) (b)	3,820	48,208
Solaris Oilfield Infrastructure, Inc. Class A (a)	2,641	43,735
Superior Energy Services, Inc. (a)	21,030	177,283
TETRA Technologies, Inc. (a)	16,262	60,982
Thermon Group Holdings, Inc. (a)	4,537	101,674

		3,143,302

Pipelines — 0.1%
SemGroup Corp. Class A (b)	9,163	196,089
Tellurian, Inc. (a) (b)	8,496	61,256

		257,345

		10,305,734

Financial — 23.9%
Banks — 9.8%
1st Source Corp.	2,275	115,160
Access National Corp.	2,079	59,314
ACNB Corp.	955	27,934
Allegiance Bancshares, Inc. (a)	1,638	64,128
American National Bankshares, Inc.	1,127	42,375
Ameris Bancorp	5,038	266,510
Ames National Corp.	1,175	32,313
Arrow Financial Corp.	1,691	57,409
Atlantic Capital Bancshares, Inc. (a)	3,026	54,771
BancFirst Corp.	2,374	126,059
Banco Latinoamericano de Comercio Exterior SA	4,297	122,464
The Bancorp, Inc. (a)	7,031	75,935
BancorpSouth Bank	11,829	376,162
Bank of Commerce Holdings	2,200	25,630
Bank of Marin Bancorp	931	64,192
The Bank of NT Butterfield & Son Ltd.	7,482	335,792
Bankwell Financial Group, Inc.	895	28,891
Banner Corp.	4,525	251,092
Bar Harbor Bankshares	2,146	59,487
BCB Bancorp, Inc.	1,735	27,153
Blue Hills Bancorp, Inc.	3,313	69,076
Boston Private Financial Holdings, Inc.	11,740	176,687
Bridge Bancorp, Inc.	2,667	89,478
Bryn Mawr Bank Corp.	2,640	116,028
Byline Bancorp, Inc. (a)	2,325	53,312
C&F Financial Corp.	442	23,249
Cadence BanCorp	4,034	109,846
Camden National Corp.	2,164	96,298
Capital City Bank Group, Inc.	1,510	37,373
Capstar Financial Holdings, Inc. (a)	1,165	21,937
Carolina Financial Corp.	2,602	102,207
Cass Information Systems, Inc.	1,687	100,393
Cathay General Bancorp	10,590	423,388

	Number of Shares	Value
CBTX, Inc. (b)	380	$11,187
CenterState Bank Corp.	8,361	221,817
Central Pacific Financial Corp.	3,976	113,157
Central Valley Community Bancorp	1,374	26,875
Century Bancorp, Inc. Class A	406	32,236
Chemical Financial Corp.	9,877	540,074
Chemung Financial Corp.	431	20,029
Citizens & Northern Corp.	1,598	36,898
City Holding Co.	2,138	146,581
Civista Bancshares, Inc.	1,297	29,649
CNB Financial Corp.	2,110	61,380
CoBiz Financial, Inc.	5,431	106,448
Codorus Valley Bancorp, Inc.	1,181	33,210
Columbia Banking System, Inc.	10,039	421,136
Community Bank System, Inc.	6,827	365,654
The Community Financial Corp.	568	21,141
Community Trust Bancorp, Inc.	2,090	94,468
ConnectOne Bancorp, Inc.	4,161	119,837
County Bancorp, Inc.	659	19,249
Customers Bancorp, Inc. (a)	4,004	116,717
CVB Financial Corp.	14,334	324,522
DNB Financial Corp.	399	14,224
Eagle Bancorp, Inc. (a)	4,367	261,365
Enterprise Bancorp, Inc.	1,364	48,136
Enterprise Financial Services Corp.	3,110	145,859
Equity Bancshares, Inc. Class A (a)	1,511	59,171
Evans Bancorp, Inc.	625	28,281
Farmers & Merchants Bancorp, Inc. /Archbold OH (b)	1,242	50,140
Farmers Capital Bank Corp.	1,012	40,429
Farmers National Banc Corp.	3,595	49,791
FB Financial Corp. (a)	1,854	75,254
FCB Financial Holdings, Inc. Class A (a)	5,091	260,150
Fidelity Southern Corp.	3,017	69,602
Financial Institutions, Inc.	2,088	61,805
First BanCorp (a)	27,015	162,630
First Bancorp	3,958	141,103
First Bancorp, Inc.	1,332	37,269
The First Bancshares, Inc.	1,393	44,924
First Busey Corp.	5,738	170,533
First Business Financial Services, Inc.	1,107	27,852
First Citizens BancShares, Inc. Class A	1,033	426,877
First Commonwealth Financial Corp.	13,594	192,083
First Community Bancshares, Inc.	2,381	71,073
First Connecticut Bancorp, Inc.	2,027	51,891
First Financial Bancorp	8,529	250,326
First Financial Bankshares, Inc. (b)	8,831	408,875
First Financial Corp.	1,508	62,733
First Foundation, Inc. (a)	4,152	76,978
First Guaranty Bancshares, Inc. (b)	620	16,114
First Internet Bancorp	1,099	40,663
First Interstate BancSystem, Inc. Class A	3,543	140,126

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Merchants Corp.	5,668	$236,356
First Mid-Illinois Bancshares, Inc.	1,441	52,524
First Midwest Bancorp, Inc.	14,177	348,612
First Northwest Bancorp (a)	1,306	22,058
The First of Long Island Corp.	3,265	89,624
FNB Bancorp	721	26,526
Franklin Financial Network, Inc. (a)	1,681	54,801
Fulton Financial Corp.	23,878	423,834
German American Bancorp Inc.	2,993	99,817
Glacier Bancorp, Inc.	10,907	418,611
Great Southern Bancorp, Inc.	1,538	76,823
Great Western Bancorp, Inc.	8,210	330,617
Green Bancorp, Inc. (a)	3,379	75,183
Guaranty Bancorp	3,448	97,751
Guaranty Bancshares, Inc.	1,085	36,141
Hancock Holding Co.	11,745	607,216
Hanmi Financial Corp.	4,316	132,717
HarborOne Bancorp, Inc. (a)	1,848	32,636
Heartland Financial USA, Inc.	3,453	183,182
Heritage Commerce Corp.	5,131	84,559
Heritage Financial Corp.	4,042	123,685
Hilltop Holdings, Inc.	10,152	238,166
Home BancShares, Inc.	21,921	500,018
HomeStreet, Inc. (a)	3,811	109,185
Hope Bancorp, Inc.	17,963	326,747
Horizon Bancorp	3,237	97,142
Howard Bancorp, Inc. (a)	1,194	23,641
IBERIABANK Corp.	7,040	549,120
Independent Bank Corp.	3,755	268,670
Independent Bank Corp.	2,917	66,799
Independent Bank Group, Inc.	2,768	195,698
International Bancshares Corp.	7,573	294,590
Investar Holding Corp.	1,102	28,487
Kearny Financial Corp.	10,776	140,088
Lakeland Bancorp, Inc.	6,330	125,650
Lakeland Financial Corp.	3,403	157,321
LCNB Corp.	1,207	22,933
LegacyTexas Financial Group, Inc.	6,562	280,985
Live Oak Bancshares, Inc.	3,319	92,268
Luther Burbank Corp.	1,939	23,287
Macatawa Bank Corp.	3,623	37,208
MainSource Financial Group, Inc.	3,494	142,031
MB Financial, Inc.	11,265	456,007
MBT Financial Corp.	2,440	26,230
Mercantile Bank Corp.	2,284	75,943
Merchants Bancorp	996	21,414
Metropolitan Bank Holding Corp. (a)	494	20,802
Middlefield Banc Corp.	383	18,805
Midland States Bancorp, Inc.	2,197	69,337
MidSouth Bancorp, Inc.	1,964	24,845
MidWestOne Financial Group, Inc.	1,607	53,497
National Bank Holdings Corp. Class A	3,419	113,682
National Bankshares, Inc.	929	41,851

	Number of Shares	Value
National Commerce Corp. (a)	1,659	$72,249
NBT Bancorp, Inc.	6,008	213,164
Nicolet Bankshares, Inc. (a)	1,262	69,498
Northeast Bancorp (b)	1,053	21,587
Northrim BanCorp, Inc.	927	32,028
Norwood Financial Corp.	805	24,222
OFG Bancorp	5,959	62,272
Ohio Valley Banc Corp.	582	24,357
Old Line Bancshares, Inc.	1,243	41,019
Old National Bancorp	18,631	314,864
Old Point Financial Corp.	463	12,214
Old Second Bancorp, Inc.	4,144	57,602
Opus Bank	2,855	79,940
Orrstown Financial Services, Inc.	1,013	24,464
Pacific Mercantile Bancorp (a)	2,101	20,065
Park National Corp.	1,836	190,503
Parke Bancorp, Inc.	769	15,995
PCSB Financial Corp. (a)	2,593	54,401
Peapack Gladstone Financial Corp.	2,503	83,575
Penns Woods Bancorp, Inc.	634	26,825
People’s Utah Bancorp	1,944	62,791
Peoples Bancorp of North Carolina, Inc.	670	20,582
Peoples Bancorp, Inc.	2,285	81,003
Peoples Financial Services Corp.	965	44,052
Preferred Bank	1,866	119,797
Premier Financial Bancorp, Inc.	1,285	23,914
Provident Bancorp, Inc. (a)	607	16,116
QCR Holdings, Inc.	1,687	75,662
RBB Bancorp	1,122	29,587
Reliant Bancorp, Inc.	969	22,084
Renasant Corp.	6,271	266,894
Republic Bancorp, Inc. Class A	1,322	50,633
Republic First Bancorp, Inc. (a)	6,966	60,604
S&T Bancorp, Inc.	4,749	189,675
Sandy Spring Bancorp, Inc.	4,543	176,087
Seacoast Banking Corp. of Florida (a)	6,002	158,873
ServisFirst Bancshares, Inc.	6,422	262,146
Shore Bancshares, Inc.	1,722	32,477
Sierra Bancorp	1,860	49,550
Simmons First National Corp. Class A	11,517	327,659
SmartFinancial, Inc. (a)	969	22,830
South State Corp.	5,030	429,059
Southern First Bancshares, Inc. (a)	962	42,809
Southern National Bancorp of Virginia, Inc.	3,012	47,710
Southside Bancshares, Inc.	3,808	132,290
State Bank Financial Corp.	5,296	158,933
Sterling Bancorp, Inc.	2,401	32,438
Stock Yards Bancorp, Inc.	3,084	108,248
Summit Financial Group, Inc.	1,592	39,816
Texas Capital Bancshares, Inc. (a)	6,937	623,636
Tompkins Financial Corp.	2,063	156,293
Towne Bank	8,961	256,285

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TriCo Bancshares	2,877	$107,082
TriState Capital Holdings, Inc. (a)	3,176	73,842
Triumph Bancorp, Inc. (a)	2,476	102,011
TrustCo Bank Corp NY	12,667	107,036
Trustmark Corp.	9,314	290,224
Two River Bancorp	937	16,913
UMB Financial Corp.	6,306	456,491
Umpqua Holdings Corp.	30,894	661,441
Union Bankshares Corp.	7,777	285,494
Union Bankshares, Inc.	533	27,076
United Bankshares, Inc. (b)	13,899	489,940
United Community Banks, Inc.	10,161	321,596
United Security Bancshares/Fresno CA	1,877	20,178
Unity Bancorp, Inc.	1,048	23,056
Univest Corp. of Pennsylvania	3,938	109,083
Valley National Bancorp	35,946	447,887
Veritex Holdings, Inc. (a)	2,321	64,222
Walker & Dunlop, Inc.	3,828	227,460
Washington Trust Bancorp, Inc.	2,116	113,735
WesBanco, Inc.	5,836	246,863
West Bancorporation, Inc.	2,288	58,573
Westamerica Bancorp. (b)	3,515	204,151
Western New England Bancorp, Inc.	3,789	40,353
Wintrust Financial Corp.	7,741	666,113

		28,898,482

Diversified Financial Services — 2.3%
Aircastle Ltd.	6,703	133,122
Altisource Portfolio Solutions SA (a)	1,515	40,238
Arlington Asset Investment Corp. Class A (b)	3,833	42,316
Artisan Partners Asset Management, Inc. Class A	6,358	211,722
Associated Capital Group, Inc. Class A (b)	512	19,174
Blackhawk Network Holdings, Inc. (a)	7,604	339,899
BrightSphere Investment Group PLC	10,586	166,835
Cohen & Steers, Inc.	2,996	121,817
Cowen, Inc. (a) (b)	3,757	49,592
Curo Group Holdings Corp. (a)	1,031	17,733
Diamond Hill Investment Group, Inc.	447	92,332
Elevate Credit, Inc. (a) (b)	2,419	17,127
Ellie Mae, Inc. (a)	4,722	434,141
Encore Capital Group, Inc. (a)	3,367	152,188
Enova International, Inc. (a)	4,551	100,350
Evercore, Inc. Class A	5,366	467,915
Federal Agricultural Mortgage Corp. Class C	1,204	104,772
Financial Engines, Inc.	8,120	284,200
Gain Capital Holdings, Inc. (b)	4,985	33,649
GAMCO Investors, Inc. Class A	758	18,821
Greenhill & Co., Inc. (b)	3,354	62,049

	Number of Shares	Value
Hamilton Lane, Inc. Class A	2,012	$74,907
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	7,149	139,406
Houlihan Lokey, Inc.	3,762	167,785
Impac Mortgage Holdings, Inc. (a) (b)	1,367	10,799
INTL. FCStone, Inc. (a)	2,140	91,335
Investment Technology Group, Inc.	4,613	91,061
Ladder Capital Corp.	10,833	163,362
Ladenburg Thalmann Financial Services, Inc.	14,830	48,494
LendingClub Corp. (a)	45,955	160,843
Marlin Business Services Corp.	1,216	34,474
Medley Management, Inc. Class A	585	3,335
Moelis & Co.Class A	4,312	219,265
Nationstar Mortgage Holdings, Inc. (a)	4,146	74,462
Nelnet, Inc. Class A	2,681	140,511
Ocwen Financial Corp. (a)	14,540	59,905
On Deck Capital, Inc. (a)	6,936	38,772
Oppenheimer Holdings, Inc. Class A	1,359	34,994
PennyMac Financial Services, Inc. Class A (a)	2,134	48,335
PHH Corp. (a)	4,444	46,484
Piper Jaffray Cos.	2,023	168,010
PJT Partners, Inc. Class A	2,547	127,605
PRA Group, Inc. (a)	6,176	234,688
Pzena Investment Management, Inc. Class A	2,417	26,901
R1 RCM, Inc. (a) (b)	13,816	98,646
Regional Management Corp. (a)	1,479	47,091
Silvercrest Asset Management Group, Inc. Class A	964	14,653
Stifel Financial Corp.	9,292	550,365
TPG RE Finance Trust, Inc.	2,937	58,417
Virtu Financial, Inc. Class A	3,517	116,061
Virtus Investment Partners, Inc.	972	120,334
Waddell & Reed Financial, Inc. Class A (b)	11,159	225,523
WageWorks, Inc. (a)	5,514	249,233
Westwood Holdings Group, Inc.	1,145	64,681
WisdomTree Investments, Inc.	16,217	148,710
World Acceptance Corp. (a)	839	88,347

		6,897,786

Insurance — 3.0%
Ambac Financial Group, Inc. (a)	6,213	97,420
American Equity Investment Life Holding Co.	12,039	353,465
AMERISAFE, Inc.	2,684	148,291
AmTrust Financial Services, Inc.	11,999	147,708
Argo Group International Holdings Ltd.	4,574	262,548
Atlas Financial Holdings, Inc. (a)	1,456	15,070
Baldwin & Lyons, Inc. Class B	1,319	29,018

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Blue Capital Reinsurance Holdings Ltd.	810	$9,882
Citizens, Inc. (a) (b)	6,742	49,351
CNO Financial Group, Inc.	23,247	503,763
Crawford & Co. Class B	1,643	13,505
Donegal Group, Inc. Class A	1,257	19,861
eHealth, Inc. (a)	2,177	31,153
EMC Insurance Group, Inc.	1,181	31,981
Employers Holdings, Inc.	4,461	180,447
Enstar Group Ltd. (a)	1,561	328,200
Essent Group Ltd. (a)	11,337	482,503
FBL Financial Group, Inc. Class A	1,359	94,247
Federated National Holding Co.	1,767	27,866
Genworth Financial, Inc. Class A (a)	69,357	196,280
Global Indemnity Ltd.	1,187	40,975
Greenlight Capital Re Ltd. Class A (a)	4,188	67,217
Hallmark Financial Services, Inc. (a)	1,911	17,046
HCI Group, Inc.	1,144	43,655
Health Insurance Innovations, Inc. Class A (a)	1,695	48,986
Heritage Insurance Holdings, Inc. (b)	2,981	45,192
Horace Mann Educators Corp.	5,650	241,538
Independence Holding Co.	832	29,661
Infinity Property & Casualty Corp.	1,496	177,126
Investors Title Co.	212	42,379
James River Group Holdings Ltd.	3,591	127,373
Kemper Corp.	5,505	313,785
Kingstone Cos., Inc.	1,289	21,655
Kinsale Capital Group, Inc.	1,973	101,274
Maiden Holdings Ltd.	9,446	61,399
MBIA, Inc. (a) (b)	12,174	112,731
MGIC Investment Corp. (a)	51,637	671,281
National General Holdings Corp.	6,779	164,797
National Western Life Group, Inc. Class A	317	96,647
The Navigators Group, Inc.	2,887	166,436
NI Holdings, Inc. (a)	1,352	22,578
NMI Holdings, Inc. Class A (a)	8,018	132,698
Primerica, Inc.	6,183	597,278
Radian Group, Inc.	30,201	575,027
RLI Corp.	5,349	339,073
Safety Insurance Group, Inc.	2,050	157,543
Selective Insurance Group, Inc.	8,028	487,300
State Auto Financial Corp.	2,264	64,682
Stewart Information Services Corp.	2,981	130,985
Third Point Reinsurance Ltd. (a)	12,632	176,216
Tiptree, Inc.	3,464	21,996
Trupanion, Inc. (a) (b)	3,170	94,751
United Fire Group, Inc.	2,928	140,134
United Insurance Holdings Corp.	2,927	56,023
Universal Insurance Holdings, Inc.	4,380	139,722
WMIH Corp. (a) (b)	26,397	37,484

		8,787,202

	Number of Shares	Value
Investment Companies — 0.1%
Cannae Holdings, Inc. (a)	8,689	$163,875
Rafael Holdings, Inc. (a)	1,190	5,771

		169,646

Private Equity — 0.1%
Granite Point Mortgage Trust, Inc.	6,052	100,100
Kennedy-Wilson Holdings, Inc.	16,777	291,920
Safeguard Scientifics, Inc. (a)	2,784	34,104

		426,124

Real Estate — 0.5%
Alexander & Baldwin, Inc.	9,435	218,231
Community Healthcare Trust, Inc.	2,470	63,578
Consolidated-Tomoka Land Co.	512	32,179
Farmland Partners, Inc. (b)	4,338	36,222
Forestar Group, Inc. (a) (b)	1,552	32,825
FRP Holdings, Inc. (a)	926	51,856
Griffin Industrial Realty, Inc.	79	2,965
HFF, Inc. Class A	5,087	252,824
Marcus & Millichap, Inc. (a)	2,282	82,289
Maui Land & Pineapple Co., Inc. (a)	885	10,310
Newmark Group, Inc. (a)	3,235	49,140
RE/MAX Holdings, Inc. Class A	2,504	151,367
Redfin Corp. (a) (b)	8,109	185,128
The RMR Group, Inc. Class A	983	68,761
Safety Income and Growth, Inc. (b)	1,395	22,306
The St. Joe Co. (a)	6,267	118,133
Stratus Properties, Inc. (a)	800	24,160
Transcontinental Realty Investors, Inc. (a)	221	8,975
Trinity Place Holdings, Inc. (a)	2,400	15,600

		1,426,849

Real Estate Investment Trusts (REITS) — 6.2%
Acadia Realty Trust	11,502	282,949
AG Mortgage Investment Trust, Inc.	3,859	67,031
Agree Realty Corp.	3,978	191,103
Alexander’s, Inc.	301	114,750
American Assets Trust, Inc.	5,673	189,535
Anworth Mortgage Asset Corp.	13,864	66,547
Apollo Commercial Real Estate Finance, Inc.	14,889	267,704
Ares Commercial Real Estate Corp.	3,674	45,374
Armada Hoffler Properties, Inc.	6,360	87,068
ARMOUR Residential REIT, Inc.	5,861	136,444
Ashford Hospitality Prime, Inc.	3,599	34,982
Ashford Hospitality Trust, Inc.	11,007	71,105
Bluerock Residential Growth REIT, Inc. (b)	3,092	26,282
Capstead Mortgage Corp.	13,079	113,133
CareTrust REIT, Inc.	10,607	142,134
Catchmark Timber Trust, Inc. Class A	5,903	73,610
CBL & Associates Properties, Inc. (b)	23,720	98,912
Cedar Realty Trust, Inc.	12,195	48,048

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chatham Lodging Trust	6,281	$120,281
Cherry Hill Mortgage Investment Corp.	1,732	30,379
Chesapeake Lodging Trust	8,180	227,486
City Office REIT, Inc.	4,689	54,205
Clipper Realty, Inc. (b)	2,210	18,719
CorEnergy Infrastructure Trust, Inc.	1,644	61,716
Cousins Properties, Inc.	58,294	505,992
CYS Investments, Inc.	21,777	146,341
DiamondRock Hospitality Co.	27,757	289,783
Dynex Capital, Inc.	7,491	49,665
Easterly Government Properties, Inc.	5,942	121,217
EastGroup Properties, Inc.	4,726	390,651
Education Realty Trust, Inc.	10,574	346,299
Ellington Residential Mortgage REIT (b)	1,167	12,790
First Industrial Realty Trust, Inc.	16,586	484,809
Four Corners Property Trust, Inc.	8,510	196,496
Franklin Street Properties Corp.	14,743	123,989
Front Yard Residential Corp.	7,099	71,345
The GEO Group, Inc.	17,011	348,215
Getty Realty Corp.	4,238	106,882
Gladstone Commercial Corp.	3,870	67,106
Global Medical REIT, Inc. (b)	2,449	17,021
Global Net Lease, Inc. (b)	9,541	161,052
Government Properties Income Trust	13,596	185,721
Gramercy Property Trust	22,281	484,166
Great Ajax Corp.	2,313	31,341
Healthcare Realty Trust, Inc.	17,103	473,924
Hersha Hospitality Trust	5,459	97,716
Independence Realty Trust, Inc.	11,885	109,104
Industrial Logistics Properties Trust (a) (b)	2,802	56,993
InfraREIT, Inc. (a)	5,836	113,393
Invesco Mortgage Capital, Inc.	15,743	257,870
Investors Real Estate Trust	17,100	88,749
iStar, Inc. (a) (b)	9,340	94,988
Jernigan Capital, Inc. (b)	1,941	35,132
Kite Realty Group Trust	11,660	177,582
KKR Real Estate Finance Trust, Inc. (b)	2,150	43,129
LaSalle Hotel Properties	15,835	459,373
Lexington Realty Trust	29,832	234,778
LTC Properties, Inc.	5,534	210,292
Mack-Cali Realty Corp.	12,502	208,908
MedEquities Realty Trust, Inc.	3,926	41,262
Monmouth Real Estate Investment Corp.	10,276	154,551
MTGE Investment Corp.	6,254	111,947
National Health Investors, Inc.	5,603	377,026
National Storage Affiliates Trust	6,987	175,234
New Senior Investment Group, Inc.	11,581	94,733
New York Mortgage Trust, Inc. (b)	15,711	93,166
NexPoint Residential Trust, Inc.	2,378	59,070
NorthStar Realty Europe Corp.	7,684	100,046
One Liberty Properties, Inc.	2,064	45,614
Orchid Island Capital, Inc. (b)	6,856	50,529

	Number of Shares	Value
Owens Realty Mortgage, Inc. (b)	1,382	$20,150
Pebblebrook Hotel Trust (b)	9,577	328,970
Pennsylvania REIT (b)	9,641	93,036
PennyMac Mortgage Investment Trust	8,454	152,426
Physicians Realty Trust	25,038	389,842
PotlatchDeltic Corp.	8,373	435,815
Preferred Apartment Communities, Inc. Class A	5,466	77,563
PS Business Parks, Inc.	2,747	310,521
QTS Realty Trust, Inc. Class A	6,830	247,383
Quality Care Properties, Inc. (a)	13,095	254,436
RAIT Financial Trust (b)	12,585	2,032
Ramco-Gershenson Properties Trust	11,098	137,171
Redwood Trust, Inc.	10,522	162,775
Resource Capital Corp.	4,154	39,505
Retail Opportunity Investments Corp.	14,998	265,015
Rexford Industrial Realty, Inc.	10,734	309,032
RLJ Lodging Trust	23,610	458,978
Ryman Hospitality Properties, Inc.	6,150	476,317
Sabra Health Care REIT, Inc.	24,641	434,914
Saul Centers, Inc.	1,607	81,909
Select Income REIT	8,913	173,625
Seritage Growth Properties Class A (b)	3,600	127,980
STAG Industrial, Inc.	13,151	314,572
Summit Hotel Properties, Inc.	14,293	194,528
Sunstone Hotel Investors, Inc.	31,407	478,015
Sutherland Asset Management Corp.	2,441	36,981
Terreno Realty Corp.	7,520	259,515
Tier REIT, Inc.	6,718	124,149
UMH Properties, Inc.	4,470	59,943
Universal Health Realty Income Trust	1,789	107,519
Urban Edge Properties	14,342	306,202
Urstadt Biddle Properties, Inc. Class A	4,178	80,635
Washington Prime Group, Inc. (b)	26,254	175,114
Washington REIT	10,933	298,471
Western Asset Mortgage Capital Corp.	5,725	55,475
Whitestone REIT (b)	5,358	55,670
Xenia Hotels & Resorts, Inc.	14,946	294,735

		18,496,406

Savings & Loans — 1.9%
Banc of California, Inc. (b)	6,109	117,904
BankFinancial Corp.	1,960	33,281
Bear State Financial, Inc.	2,859	29,305
Beneficial Bancorp, Inc.	9,384	145,921
Berkshire Hills Bancorp, Inc.	5,615	213,089
BofI Holding, Inc. (a)	8,241	334,008
Brookline Bancorp, Inc.	10,567	171,185
BSB Bancorp, Inc. (a)	1,219	37,301
Capitol Federal Financial, Inc.	18,018	222,522

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Charter Financial Corp.	1,634	$33,317
Clifton Bancorp, Inc.	2,665	41,707
Community Bankers Trust Corp. (a)	2,873	25,857
Dime Community Bancshares, Inc.	4,310	79,304
Entegra Financial Corp. (a)	922	26,738
ESSA Bancorp, Inc.	1,178	17,281
First Defiance Financial Corp.	1,378	78,987
First Financial Northwest, Inc.	1,138	19,062
Flagstar Bancorp, Inc. (a)	2,925	103,545
Flushing Financial Corp.	3,769	101,612
Greene County Bancorp, Inc. (b)	409	15,010
Hingham Institution for Savings	190	39,140
Home Bancorp Inc.	926	39,976
HomeTrust Bancshares, Inc. (a)	2,382	62,051
Investors Bancorp, Inc.	35,722	487,248
Malvern Bancorp, Inc. (a)	911	23,686
Meridian Bancorp, Inc.	6,581	132,607
Meta Financial Group, Inc.	1,296	141,523
MutualFirst Financial, Inc.	853	30,921
Northfield Bancorp, Inc.	6,062	94,628
Northwest Bancshares, Inc.	13,274	219,818
OceanFirst Financial Corp.	5,530	147,928
Oconee Federal Financial Corp. (b)	152	4,379
Oritani Financial Corp.	5,561	85,361
Pacific Premier Bancorp, Inc. (a)	5,417	217,764
Provident Financial Holdings, Inc.	738	13,351
Provident Financial Services, Inc.	8,655	221,482
Prudential Bancorp, Inc.	1,086	19,700
Riverview Bancorp, Inc.	2,882	26,918
SI Financial Group, Inc.	1,524	21,946
Southern Missouri Bancorp, Inc.	994	36,380
Sterling Bancorp	29,715	670,073
Territorial Bancorp, Inc.	1,129	33,486
Timberland Bancorp, Inc.	877	26,661
United Community Financial Corp.	7,042	69,434
United Financial Bancorp, Inc.	7,120	115,344
Washington Federal, Inc.	12,007	415,442
Waterstone Financial, Inc.	3,671	63,508
WSFS Financial Corp.	4,250	203,575

		5,511,266

		70,613,761

Industrial — 14.3%
Aerospace & Defense — 1.2%
AAR Corp.	4,523	199,510
Aerojet Rocketdyne Holdings, Inc. (a)	9,587	268,148
Aerovironment, Inc. (a)	2,954	134,437
Astronics Corp. (a)	2,905	108,356
Cubic Corp.	3,492	222,091
Curtiss-Wright Corp.	6,177	834,327
Ducommun, Inc. (a)	1,532	46,542
Esterline Technologies Corp. (a)	3,626	265,242

	Number of Shares	Value
Kaman Corp.	3,823	$237,485
KLX, Inc. (a)	7,032	499,694
Kratos Defense & Security Solutions, Inc. (a) (b)	12,045	123,943
Moog, Inc. Class A (a)	4,436	365,571
National Presto Industries, Inc. (b)	704	66,000
Triumph Group, Inc.	6,873	173,200

		3,544,546

Building Materials — 1.9%
AAON, Inc.	5,728	223,392
American Woodmark Corp. (a)	1,943	191,288
Apogee Enterprises, Inc.	3,884	168,371
Armstrong Flooring, Inc. (a)	3,001	40,724
Boise Cascade Co.	5,346	206,356
Builders FirstSource, Inc. (a)	15,348	304,504
Caesarstone Ltd.	3,209	63,057
Continental Building Products, Inc. (a)	5,347	152,657
Cree, Inc. (a)	13,618	548,942
Forterra, Inc. (a) (b)	2,574	21,416
Gibraltar Industries, Inc. (a)	4,469	151,276
Griffon Corp.	4,085	74,551
JELD-WEN Holding, Inc. (a)	9,373	287,001
Louisiana-Pacific Corp.	20,249	582,564
LSI Industries, Inc.	3,688	29,910
Masonite International Corp. (a)	3,931	241,167
NCI Building Systems, Inc. (a)	5,936	105,067
Patrick Industries, Inc. (a)	3,416	211,280
PGT Innovations, Inc. (a)	6,810	127,006
Ply Gem Holdings, Inc. (a)	3,004	64,886
Quanex Building Products Corp.	4,838	84,181
Simpson Manufacturing Co., Inc.	5,731	330,048
Summit Materials, Inc. Class A (a)	15,425	467,069
Trex Co., Inc. (a)	4,120	448,132
Universal Forest Products, Inc.	8,325	270,146
US Concrete, Inc. (a) (b)	2,227	134,511

		5,529,502

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	5,533	353,559
Belden, Inc.	5,861	404,057
Encore Wire Corp.	2,782	157,739
Energous Corp. (a) (b)	2,651	42,496
EnerSys	5,874	407,479
Generac Holdings, Inc. (a)	8,478	389,225
General Cable Corp.	7,061	209,006
Graham Corp.	1,312	28,103
Insteel Industries, Inc.	2,521	69,655
Littelfuse, Inc.	3,368	701,150
Novanta, Inc. (a)	4,438	231,442
Powell Industries, Inc.	1,198	32,154
Revolution Lighting Technologies, Inc. (a) (b)	1,627	5,581
SPX Corp. (a)	5,867	190,560

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SunPower Corp. (a) (b)	8,469	$67,583
Vicor Corp. (a)	2,298	65,608

		3,355,397

Electronics — 2.3%
Akoustis Technologies, Inc. (a) (b)	1,677	9,777
Allied Motion Technologies, Inc.	931	37,007
Applied Optoelectronics, Inc. (a) (b)	2,635	66,033
AVX Corp.	6,517	107,856
Badger Meter, Inc.	3,873	182,612
Bel Fuse, Inc. Class B	1,364	25,780
Benchmark Electronics, Inc.	6,909	206,234
Brady Corp. Class A	6,437	239,135
Control4 Corp. (a)	3,571	76,705
CTS Corp.	4,512	122,726
CyberOptics Corp. (a) (b)	906	16,308
Electro Scientific Industries, Inc. (a)	4,553	88,010
ESCO Technologies, Inc.	3,522	206,213
FARO Technologies, Inc. (a)	2,335	136,364
Fitbit, Inc. Class A (a) (b)	27,282	139,138
Fluidigm Corp. (a)	5,353	31,262
GoPro, Inc. Class A (a) (b)	15,536	74,417
II-VI, Inc. (a)	8,365	342,129
Iteris, Inc. (a)	3,228	16,011
Itron, Inc. (a)	4,755	340,220
KEMET Corp. (a)	7,797	141,360
Kimball Electronics, Inc. (a)	3,549	57,316
Knowles Corp. (a)	12,408	156,217
Mesa Laboratories, Inc. (b)	451	66,946
Methode Electronics, Inc.	4,944	193,310
MicroVision, Inc. (a) (b)	10,400	11,752
Napco Security Technologies, Inc. (a)	1,545	18,077
NVE Corp.	658	54,686
OSI Systems, Inc. (a)	2,485	162,196
Park Electrochemical Corp.	2,645	44,542
Plexus Corp. (a)	4,665	278,640
Rogers Corp. (a)	2,510	300,045
Sanmina Corp. (a)	9,862	257,891
Sparton Corp. (a)	1,414	24,618
Stoneridge, Inc. (a)	3,791	104,632
SYNNEX Corp.	4,046	479,046
Tech Data Corp. (a)	4,890	416,286
TTM Technologies, Inc. (a)	13,007	198,877
Vishay Intertechnology, Inc. (b)	18,442	343,021
Vishay Precision Group, Inc. (a)	1,406	43,797
Watts Water Technologies, Inc. Class A	3,868	300,544
Woodward, Inc.	7,440	533,150
ZAGG, Inc. (a)	3,781	46,128

		6,697,014

Engineering & Construction — 1.4%
Aegion Corp. (a)	4,550	104,240
Argan, Inc.	1,986	85,299

	Number of Shares	Value
Chicago Bridge & Iron Co. NV (b)	13,972	$201,197
Comfort Systems USA, Inc.	5,093	210,086
Dycom Industries, Inc. (a)	4,202	452,261
EMCOR Group, Inc.	8,218	640,429
Exponent, Inc.	3,560	279,994
Granite Construction, Inc.	5,522	308,459
Hill International, Inc. (a)	4,661	26,568
Hudson Ltd. (a)	5,521	87,839
IES Holdings, Inc. (a)	1,207	18,286
KBR, Inc.	19,554	316,579
Layne Christensen Co. (a)	2,477	36,957
MasTec, Inc. (a)	9,260	435,683
Mistras Group, Inc. (a)	2,491	47,179
MYR Group, Inc. (a)	2,220	68,420
NV5 Global, Inc. (a)	1,125	62,719
Orion Group Holdings, Inc. (a)	4,061	26,762
Primoris Services Corp.	5,555	138,764
Sterling Construction Co., Inc. (a)	3,695	42,345
TopBuild Corp. (a)	4,936	377,703
Tutor Perini Corp. (a)	5,261	116,005
VSE Corp.	1,233	63,771

		4,147,545

Environmental Controls — 0.6%
Advanced Disposal Services, Inc. (a)	7,038	156,807
Advanced Emissions Solutions, Inc. (b)	2,725	31,119
Aqua Metals, Inc. (a) (b)	3,679	9,529
AquaVenture Holdings Ltd. (a)	1,650	20,493
Casella Waste Systems, Inc. Class A (a)	5,509	128,800
CECO Environmental Corp.	4,067	18,098
Covanta Holding Corp.	16,239	235,465
Energy Recovery, Inc. (a) (b)	5,032	41,363
Evoqua Water Technologies Corp. (a)	6,929	147,518
Heritage-Crystal Clean, Inc. (a)	2,011	47,359
Hudson Technologies, Inc. (a) (b)	4,989	24,646
MSA Safety, Inc.	4,641	386,317
Pure Cycle Corp. (a)	2,579	24,372
Tetra Tech, Inc.	7,785	381,076
US Ecology, Inc.	3,010	160,433

		1,813,395

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,427	261,900
Hardinge, Inc.	1,605	29,404
Kennametal, Inc.	11,394	457,583
Milacron Holdings Corp. (a)	9,429	189,900

		938,787

Machinery – Diversified — 0.0%
NN, Inc.	3,697	88,728

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	2,930	161,678

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Babcock & Wilcox Enterprises, Inc. (a) (b)	6,109	$26,696
Babcock & Wilcox Enterprises, Inc. (a) (b) (c) (d)	6,109	11,717
Hyster-Yale Materials Handling, Inc.	1,454	101,678

		301,769

Machinery – Diversified — 0.9%
Alamo Group, Inc.	1,335	146,716
Albany International Corp. Class A	3,981	249,609
Altra Industrial Motion Corp.	3,953	181,640
Applied Industrial Technologies, Inc.	5,335	388,921
Briggs & Stratton Corp.	5,875	125,784
Cactus, Inc. (a)	3,221	86,742
Chart Industries, Inc. (a)	4,249	250,818
Columbus McKinnon Corp.	3,101	111,140
DXP Enterprises, Inc. (a)	2,241	87,287
Gencor Industries, Inc. (a)	1,308	21,059
The Gorman-Rupp Co.	2,498	73,067
Hurco Cos., Inc.	887	40,713
Ichor Holdings Ltd. (a) (b)	2,612	63,237
Intevac, Inc. (a)	2,636	18,188
Kadant, Inc.	1,488	140,616
Lindsay Corp.	1,482	135,514
The Manitowoc Co., Inc. (a)	4,487	127,700
SPX FLOW, Inc. (a)	5,756	283,138
Tennant Co.	2,426	164,240
Twin Disc, Inc. (a)	1,197	26,023

		2,722,152

Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc.	5,017	129,940
Ampco-Pittsburgh Corp.	1,173	10,440
Atkore International Group, Inc. (a)	4,660	92,501
CIRCOR International, Inc.	2,256	96,241
DMC Global, Inc.	1,898	50,772
The Eastern Co.	756	21,546
Global Brass & Copper Holdings, Inc.	2,974	99,480
Haynes International, Inc.	1,689	62,679
Lawson Products, Inc. (a)	865	21,841
LB Foster Co. Class A (a)	1,127	26,541
Mueller Industries, Inc.	7,877	206,062
Mueller Water Products, Inc. Class A	21,328	231,835
Northwest Pipe Co. (a)	1,364	23,597
Olympic Steel, Inc.	1,257	25,781
Omega Flex, Inc.	401	26,105
Park-Ohio Holdings Corp.	1,232	47,863
RBC Bearings, Inc. (a)	3,260	404,892
Rexnord Corp. (a)	14,515	430,805
Sun Hydraulics Corp.	3,838	205,563
TimkenSteel Corp. (a)	5,514	83,758
TriMas Corp. (a)	6,255	164,194
Worthington Industries, Inc.	6,043	259,366

		2,721,802

	Number of Shares	Value
Miscellaneous – Manufacturing — 1.6%
Actuant Corp. Class A	8,212	$190,929
American Outdoor Brands Corp. (a) (b)	7,548	77,895
American Railcar Industries, Inc.	1,061	39,692
Axon Enterprise, Inc. (a) (b)	7,233	284,329
AZZ, Inc.	3,654	159,680
Barnes Group, Inc.	7,009	419,769
Chase Corp.	1,007	117,265
Core Molding Technologies, Inc.	1,053	18,775
EnPro Industries, Inc.	2,924	226,259
Fabrinet (a)	5,107	160,258
Federal Signal Corp.	8,127	178,956
FreightCar America, Inc.	1,663	22,284
GP Strategies Corp. (a)	1,827	41,382
Harsco Corp. (a)	11,128	229,793
Hillenbrand, Inc.	8,823	404,976
John Bean Technologies Corp.	4,387	497,486
LSB Industries, Inc. (a) (b)	3,071	18,825
Lydall, Inc. (a)	2,292	110,589
Myers Industries, Inc.	3,284	69,457
NL Industries, Inc. (a)	1,160	9,106
Proto Labs, Inc. (a)	3,460	406,723
Raven Industries, Inc.	4,986	174,759
Standex International Corp.	1,776	169,342
Sturm, Ruger & Co., Inc. (b)	2,383	125,107
Tredegar Corp.	3,688	66,200
Trinseo SA	6,182	457,777

		4,677,613

Packaging & Containers — 0.3%
Greif, Inc. Class A	3,590	187,577
Greif, Inc. Class B	767	44,678
KapStone Paper and Packaging Corp.	12,122	415,906
Multi-Color Corp.	1,870	123,514
UFP Technologies, Inc. (a)	876	25,842

		797,517

Transportation — 1.5%
Air Transport Services Group, Inc. (a)	8,121	189,382
ArcBest Corp.	3,649	116,950
Ardmore Shipping Corp. (a)	4,369	33,204
Atlas Air Worldwide Holdings, Inc. (a)	3,277	198,095
Costamare, Inc.	7,244	45,203
Covenant Transportation Group, Inc. Class A (a)	1,730	51,606
Daseke, Inc. (a)	4,546	44,505
DHT Holdings, Inc.	11,697	39,770
Dorian LPG Ltd. (a)	2,979	22,313
Eagle Bulk Shipping, Inc. (a)	5,683	28,131
Echo Global Logistics, Inc. (a)	3,731	102,976
Forward Air Corp.	4,091	216,250
Frontline Ltd. (b)	11,134	49,324
GasLog Ltd. (b)	5,745	94,505

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genco Shipping & Trading Ltd. (a)	1,022	$14,533
Gener8 Maritime, Inc. (a)	6,836	38,623
Golar LNG Ltd.	13,348	365,201
Heartland Express, Inc.	6,660	119,813
Hub Group, Inc. Class A (a)	4,504	188,492
International Seaways, Inc. (a) (b)	4,176	73,498
Knight-Swift Transportation Holdings, Inc.	17,511	805,681
Marten Transport Ltd.	5,499	125,377
Matson, Inc.	5,912	169,320
Navios Maritime Acquisition Corp. (b)	11,032	9,267
Navios Maritime Holdings, Inc. (a) (b)	13,485	12,108
Nordic American Tankers Ltd. (b)	18,855	36,579
Overseas Shipholding Group, Inc. Class A (a)	6,260	17,778
Radiant Logistics, Inc. (a)	5,181	20,050
Roadrunner Transportation Systems, Inc. (a)	4,198	10,663
Safe Bulkers, Inc. (a)	6,683	21,185
Saia, Inc. (a)	3,513	264,002
Schneider National, Inc. Class B (b)	5,880	153,233
Scorpio Bulkers, Inc.	8,390	59,150
Scorpio Tankers, Inc.	37,056	72,630
Ship Finance International Ltd. (b)	8,457	120,935
Steel Connect, Inc. (a)	573	1,215
Teekay Corp. (b)	8,664	70,092
Teekay Tankers Ltd. Class A (b)	28,183	33,538
Universal Logistics Holdings, Inc.	1,142	24,153
Werner Enterprises, Inc.	6,608	241,192
YRC Worldwide, Inc. (a)	4,603	40,644

		4,341,166

Trucking & Leasing — 0.2%
GATX Corp. (b)	5,316	364,093
The Greenbrier Cos., Inc. (b)	3,850	193,462
Willis Lease Finance Corp. (a)	472	16,180

		573,735

		42,250,668

Technology — 10.6%
Computers — 2.8%
3D Systems Corp. (a) (b)	15,386	178,324
Agilysys, Inc. (a)	2,080	24,794
CACI International, Inc. Class A (a)	3,406	515,498
Carbonite, Inc. (a)	3,442	99,130
Cogint, Inc. (a)	2,910	7,275
Convergys Corp.	12,873	291,187
Cray, Inc. (a)	5,652	116,996
Diebold Nixdorf, Inc. (b)	10,650	164,010
Digimarc Corp. (a)	1,489	35,661
Electronics For Imaging, Inc. (a)	6,324	172,835
Engility Holdings, Inc. (a)	2,519	61,464

	Number of Shares	Value
EPAM Systems, Inc. (a)	6,953	$796,258
Exlservice Holdings, Inc. (a)	4,528	252,527
The ExOne Co. (a)	1,497	10,898
ForeScout Technologies, Inc. (a)	733	23,778
Immersion Corp. (a) (b)	3,969	47,429
Insight Enterprises, Inc. (a)	4,901	171,192
The KeyW Holding Corp. (a) (b)	6,446	50,666
Lumentum Holdings, Inc. (a) (b)	8,615	549,637
MAXIMUS, Inc.	8,975	598,991
Maxwell Technologies, Inc. (a) (b)	4,991	29,597
Mercury Systems, Inc. (a)	6,508	314,467
Mitek Systems, Inc. (a)	4,237	31,354
MTS Systems Corp.	2,483	128,247
NetScout Systems, Inc. (a)	11,723	308,901
Nutanix, Inc. Class A (a)	15,294	751,088
PlayAGS, Inc. (a)	1,446	33,634
Presidio, Inc. (a)	4,371	68,362
Pure Storage, Inc. Class A (a)	13,475	268,826
Qualys, Inc. (a)	4,476	325,629
Quantum Corp. (a)	3,837	13,967
Radisys Corp. (a)	4,885	3,131
Science Applications International Corp.	5,968	470,278
SecureWorks Corp. Class A (a)	1,122	9,066
Startek, Inc. (a)	1,331	13,017
Stratasys Ltd. (a) (b)	7,042	142,108
Super Micro Computer, Inc. (a)	5,492	93,364
Sykes Enterprises, Inc. (a)	5,513	159,546
Syntel, Inc. (a)	4,647	118,638
TTEC Holdings, Inc.	1,972	60,540
Unisys Corp. (a) (b)	7,152	76,884
USA Technologies, Inc. (a)	6,681	60,129
Varonis Systems, Inc. (a)	2,756	166,738
VeriFone Systems, Inc. (a)	15,355	236,160
Virtusa Corp. (a)	3,804	184,342
Vocera Communications, Inc. (a)	4,097	95,952

		8,332,515

Office & Business Equipment — 0.0%
Eastman Kodak Co. (a)	2,332	12,476

Semiconductors — 2.7%
Alpha & Omega Semiconductor Ltd. (a)	2,763	42,688
Ambarella, Inc. (a) (b)	4,493	220,112
Amkor Technology, Inc. (a)	14,337	145,234
Aquantia Corp. (a) (b)	949	14,899
Axcelis Technologies, Inc. (a)	4,226	103,960
AXT, Inc. (a)	5,336	38,686
Brooks Automation, Inc.	9,679	262,107
Cabot Microelectronics Corp.	3,503	375,206
CEVA, Inc. (a)	3,077	111,387
Cirrus Logic, Inc. (a)	8,864	360,144
Cohu, Inc.	3,931	89,666

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diodes, Inc. (a)	5,356	$163,144
DSP Group, Inc. (a)	3,188	37,618
EMCORE Corp. (a)	4,011	22,863
Entegris, Inc.	19,822	689,806
FormFactor, Inc. (a)	10,131	138,288
GSI Technology, Inc. (a)	2,150	15,932
Impinj, Inc. (a) (b)	2,526	32,889
Inphi Corp. (a) (b)	5,913	177,981
Integrated Device Technology, Inc. (a)	18,681	570,891
Kopin Corp. (a) (b)	8,453	26,373
Lattice Semiconductor Corp. (a)	17,281	96,255
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,708	94,753
MaxLinear, Inc. (a)	8,662	197,061
MKS Instruments, Inc.	7,519	869,572
Monolithic Power Systems, Inc.	5,576	645,534
Nanometrics, Inc. (a)	3,347	90,034
Photronics, Inc. (a)	9,148	75,471
Pixelworks, Inc. (a)	3,945	15,267
Power Integrations, Inc.	3,982	272,170
Rambus, Inc. (a)	14,952	200,805
Rudolph Technologies, Inc. (a)	4,297	119,027
Semtech Corp. (a)	9,129	356,488
Sigma Designs, Inc. (a)	5,098	31,608
Silicon Laboratories, Inc. (a)	5,856	526,455
SMART Global Holdings, Inc. (a)	1,325	66,038
Synaptics, Inc. (a)	4,765	217,904
Ultra Clean Holdings, Inc. (a)	5,253	101,120
Veeco Instruments, Inc. (a)	6,501	110,517
Xcerra Corp. (a)	7,623	88,808
Xperi Corp.	6,889	145,702

		7,960,463

Software — 5.1%
2U, Inc. (a)	6,710	563,841
ACI Worldwide, Inc. (a)	16,247	385,379
Acxiom Corp. (a)	11,019	250,241
Allscripts Healthcare Solutions, Inc. (a)	25,250	311,837
Alteryx, Inc. Class A (a)	3,223	110,033
Amber Road, Inc. (a)	2,707	24,092
American Software, Inc. Class A	3,764	48,932
Appfolio, Inc. Class A (a)	1,295	52,901
Apptio, Inc. Class A (a)	3,245	91,963
Aspen Technology, Inc. (a)	10,217	806,019
Avid Technology, Inc. (a)	4,733	21,488
Benefitfocus, Inc. (a) (b)	2,282	55,681
Blackbaud, Inc.	6,657	677,749
Blackline, Inc. (a)	3,955	155,076
Bottomline Technologies de, Inc. (a)	5,499	213,086
Box, Inc. Class A (a)	11,192	229,996
Brightcove, Inc. (a)	4,717	32,783
Callidus Software, Inc. (a)	9,425	338,829
Castlight Health, Inc. Class B (a) (b)	9,355	34,146

	Number of Shares	Value
Cloudera, Inc. (a)	13,728	$296,250
CommerceHub, Inc. Series A (a)	1,897	42,683
CommerceHub, Inc. Series C (a)	4,112	92,479
CommVault Systems, Inc. (a)	5,417	309,852
Computer Programs & Systems, Inc. (b)	1,586	46,311
Cornerstone OnDemand, Inc. (a)	7,377	288,514
Cotiviti Holdings, Inc. (a)	5,161	177,745
Coupa Software, Inc. (a)	4,510	205,746
CSG Systems International, Inc.	4,606	208,606
Digi International, Inc. (a)	3,627	37,358
Donnelley Financial Solutions, Inc. (a)	4,706	80,802
Ebix, Inc. (b)	3,337	248,606
Envestnet, Inc. (a)	6,060	347,238
Everbridge, Inc. (a)	2,418	88,499
Evolent Health, Inc. Class A (a) (b)	8,429	120,113
Fair Isaac Corp.	4,167	705,765
Five9, Inc. (a)	7,366	219,433
Glu Mobile, Inc. (a)	14,535	54,797
Hortonworks, Inc. (a)	7,255	147,784
HubSpot, Inc. (a)	4,860	526,338
InnerWorkings, Inc. (a)	6,651	60,192
Inovalon Holdings, Inc. Class A (a)	9,036	95,782
Instructure, Inc. (a)	3,083	129,948
j2 Global, Inc.	6,477	511,165
LivePerson, Inc. (a)	7,769	127,023
Majesco (a)	733	3,709
ManTech International Corp. Class A	3,551	196,974
Medidata Solutions, Inc. (a)	7,850	493,058
MicroStrategy, Inc. Class A (a)	1,307	168,590
MINDBODY, Inc. Class A (a)	5,943	231,183
MobileIron, Inc. (a)	8,076	39,976
Model N, Inc. (a)	3,326	60,034
Monotype Imaging Holdings, Inc.	5,861	131,579
MuleSoft, Inc. Class A (a)	3,440	151,291
NantHealth, Inc. (a) (b)	2,350	7,168
New Relic, Inc. (a)	4,247	314,788
Omnicell, Inc. (a)	5,184	224,986
Park City Group, Inc. (a) (b)	1,772	15,505
Paycom Software, Inc. (a)	6,884	739,273
PDF Solutions, Inc. (a)	3,990	46,523
pdvWireless, Inc. (a)	1,361	40,626
Pegasystems, Inc.	5,095	309,012
Progress Software Corp.	6,425	247,041
PROS Holdings, Inc. (a)	3,769	124,415
QAD, Inc. Class A	1,424	59,310
Quality Systems, Inc. (a)	7,547	103,017
RealPage, Inc. (a) (b)	8,188	421,682
Red Violet, Inc. (a)	387	2,361
Ribbon Communications, Inc. (a)	6,539	33,349
Rosetta Stone, Inc. (a)	2,382	31,323
SailPoint Technologies Holding, Inc. (a)	2,818	58,304
SendGrid, Inc. (a)	1,139	32,051
Simulations Plus, Inc.	1,470	21,683

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SPS Commerce, Inc. (a)	2,326	$149,027
Synchronoss Technologies, Inc. (a)	6,023	63,543
Tabula Rasa HealthCare, Inc. (a)	1,691	65,611
Tintri, Inc. (a)	2,350	4,019
Twilio, Inc. Class A (a) (b)	8,650	330,257
Upland Software, Inc. (a)	1,095	31,525
Verint Systems, Inc. (a)	8,852	377,095
Veritone, Inc. (a) (b)	410	5,707
Workiva, Inc. (a)	3,642	86,315

		14,995,011

		31,300,465

Utilities — 3.1%
Electric — 1.7%
ALLETE, Inc.	7,140	515,865
Ameresco, Inc. Class A (a)	2,636	34,268
Atlantic Power Corp. (a)	15,829	33,241
Avista Corp.	8,979	460,174
Black Hills Corp.	7,449	404,481
Dynegy, Inc. (a)	17,958	242,792
El Paso Electric Co.	5,602	285,702
Genie Energy Ltd. Class B	1,769	8,827
IDACORP, Inc.	7,057	622,921
MGE Energy, Inc.	4,847	271,917
NorthWestern Corp.	6,974	375,201
NRG Yield, Inc. Class A	4,904	80,622
NRG Yield, Inc. Class C	9,175	155,975
Ormat Technologies, Inc.	5,608	316,179
Otter Tail Corp.	5,449	236,214
PNM Resources, Inc.	11,114	425,111
Portland General Electric Co.	12,469	505,119
Spark Energy, Inc. Class A (b)	1,677	19,872
Unitil Corp.	2,056	95,419

		5,089,900

Gas — 1.1%
Chesapeake Utilities Corp.	2,229	156,810
New Jersey Resources Corp.	12,102	485,290
Northwest Natural Gas Co.	3,930	226,565
ONE Gas, Inc.	7,289	481,220
RGC Resources, Inc.	904	22,962
South Jersey Industries, Inc.	11,101	312,604
Southwest Gas Holdings, Inc.	6,612	447,170
Spire, Inc.	6,591	476,529
WGL Holdings, Inc.	7,159	598,850

		3,208,000

Water — 0.3%
American States Water Co.	5,034	267,104
Artesian Resources Corp. Class A	1,143	41,697
California Water Service Group	6,654	247,861
Connecticut Water Service, Inc.	1,694	102,538
Consolidated Water Co. Ltd.	1,997	29,056

	Number of Shares	Value
Global Water Resources, Inc.	1,459	$13,087
Middlesex Water Co.	2,245	82,392
SJW Group	2,304	121,444
The York Water Co.	1,852	57,412

		962,591

		9,260,491

TOTAL COMMON STOCK (Cost $247,213,344)		291,755,029

TOTAL EQUITIES (Cost $247,213,344)		291,755,029

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics, Inc. CVR (a) (c) (d)	1,376	11,338

Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (c) (d)	23,469	44,356
Omthera Pharmaceuticals Inc. CVR (a) (c) (d)	428	-

		44,356

TOTAL RIGHTS (Cost $26,133)		55,694

MUTUAL FUNDS — 10.1%
Diversified Financial Services — 10.1%
State Street Navigator Securities Lending Prime Portfolio (e)	29,775,959	29,775,959

TOTAL MUTUAL FUNDS (Cost $29,775,959)		29,775,959

TOTAL LONG-TERM INVESTMENTS (Cost $277,015,436)		321,586,682

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$4,863,220	4,863,220

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	44,595	44,595

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (g) 1.604% 7/19/18	$835,000	$830,631

TOTAL SHORT-TERM INVESTMENTS (Cost $5,738,846)		5,738,446

TOTAL INVESTMENTS — 110.8% (Cost $282,754,282) (h)		327,325,128

Other Assets/(Liabilities) — (10.8)%		(31,790,038)

NET ASSETS — 100.0%		$295,535,090

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $28,943,863 or 9.79% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $67,411 or 0.02% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $4,863,620. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $4,962,689.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
Russell 2000 E Mini Index	06/15/18	81	$6,370,404	$(169,044)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.6%

COMMON STOCK — 91.4%
Basic Materials — 3.0%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	347,000	$55,183,410
Ashland Global Holdings, Inc.	58,500	4,082,714
FMC Corp.	200,166	15,326,711
RPM International, Inc.	691,000	32,939,970
The Sherwin-Williams Co.	35,710	14,002,605
Valvoline, Inc.	1,895,000	41,936,350

		163,471,760

Iron & Steel — 0.2%
Allegheny Technologies, Inc. (a) (b)	454,641	10,765,899

Mining — 0.3%
Franco-Nevada Corp.	349,000	23,868,110

		198,105,769

Communications — 3.0%
Internet — 2.8%
Dropbox, Inc. Class B (Lockup) (d)	181,949	5,685,896
Dropbox, Inc. (a)	50,197	1,568,656
Expedia Group, Inc.	294,000	32,460,540
IAC/InterActiveCorp (a)	371,000	58,016,980
Match Group, Inc. (a) (b)	409,000	18,175,960
Palo Alto Networks, Inc. (a)	84,541	15,345,882
Shopify, Inc. Class A (a)	85,000	10,590,150
Symantec Corp.	1,082,000	27,969,700
VeriSign, Inc. (a) (b)	42,200	5,003,232
Zillow Group, Inc. Class A (a)	87,000	4,698,000
Zillow Group, Inc. Class C (a) (b)	88,000	4,734,400

		184,249,396

Telecommunications — 0.2%
Maxar Technologies Ltd.	236,000	10,915,000

		195,164,396

Consumer, Cyclical — 16.0%
Airlines — 0.6%
JetBlue Airways Corp. (a)	594,757	12,085,462
United Continental Holdings, Inc. (a)	439,000	30,497,330

		42,582,792

Auto Manufacturers — 0.2%
Ferrari NV (b)	86,000	10,364,720

Auto Parts & Equipment — 0.5%
Aptiv PLC	261,000	22,177,170
Dana, Inc.	494,608	12,741,102

		34,918,272

Distribution & Wholesale — 2.2%
Beacon Roofing Supply, Inc. (a)	214,969	11,408,405

	Number of Shares	Value
HD Supply Holdings, Inc. (a)	1,649,223	$62,571,521
KAR Auction Services, Inc.	1,055,448	57,205,281
LKQ Corp. (a)	468,576	17,782,459

		148,967,666

Entertainment — 0.6%
Vail Resorts, Inc.	192,200	42,610,740

Food Services — 0.8%
Aramark	1,310,789	51,854,813

Leisure Time — 1.5%
Norwegian Cruise Line Holdings Ltd. (a)	1,456,300	77,140,211
Royal Caribbean Cruises Ltd.	173,000	20,369,020

		97,509,231

Lodging — 1.9%
Marriott International, Inc. Class A	517,000	70,301,660
MGM Resorts International	1,580,994	55,366,410

		125,668,070

Retail — 7.7%
Burlington Stores, Inc. (a)	257,000	34,219,550
CarMax, Inc. (a)	557,000	34,500,580
Casey’s General Stores, Inc.	275,000	30,186,750
Dollar General Corp.	1,156,239	108,166,159
Dollar Tree, Inc. (a)	107,538	10,205,356
Dunkin’ Brands Group, Inc. (b)	453,000	27,039,570
The Michaels Cos., Inc. (a)	706,000	13,915,260
O’Reilly Automotive, Inc. (a)	287,594	71,145,004
PVH Corp.	139,000	21,048,770
Ross Stores, Inc.	151,739	11,832,607
Tapestry, Inc.	1,970,000	103,641,700
Texas Roadhouse, Inc.	125,373	7,244,052
Ulta Salon Cosmetics & Fragrance, Inc. (a)	87,000	17,771,490
Yum! Brands, Inc.	193,963	16,512,070

		507,428,918

		1,061,905,222

Consumer, Non-cyclical — 24.3%
Beverages — 0.2%
Monster Beverage Corp. (a)	215,491	12,328,240

Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc. (a)	308,000	36,682,800
BioMarin Pharmaceutical, Inc. (a)	167,116	13,548,094
Exact Sciences Corp. (a)	163,249	6,583,832
Illumina, Inc. (a)	109,240	25,826,521
Incyte Corp. (a)	295,520	24,625,682
Sage Therapeutics, Inc. (a)	35,000	5,637,450
Seattle Genetics, Inc. (a)	305,000	15,963,700

		128,868,079

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 9.1%
Bright Horizons Family Solutions, Inc. (a)	81,934	$8,170,459
Cintas Corp.	158,268	26,997,355
CoreLogic, Inc. (a)	866,000	39,169,180
CoStar Group, Inc. (a)	88,400	32,060,912
Equifax, Inc.	140,000	16,493,400
Euronet Worldwide, Inc. (a)	156,142	12,322,727
FleetCor Technologies, Inc. (a)	172,000	34,830,000
Gartner, Inc. (a)	256,618	30,183,409
Global Payments, Inc.	857,857	95,668,213
IHS Markit Ltd. (a)	649,000	31,307,760
MarketAxess Holdings, Inc.	84,000	18,264,960
Moody’s Corp.	69,236	11,167,767
ServiceMaster Global Holdings, Inc. (a)	906,518	46,096,440
TransUnion (a)	727,000	41,279,060
Verisk Analytics, Inc. (a)	535,000	55,640,000
WeWork Companies, Inc. Class A (c) (d)	34,577	1,585,355
WEX, Inc. (a)	107,269	16,800,471
Worldpay, Inc. Class A (a)	987,514	81,213,151

		599,250,619

Foods — 1.0%
Conagra Brands, Inc.	608,000	22,423,040
Sprouts Farmers Market, Inc. (a)	957,000	22,460,790
TreeHouse Foods, Inc. (a)	578,000	22,120,060

		67,003,890

Health Care – Products — 7.0%
Align Technology, Inc. (a)	41,937	10,531,639
Bruker Corp.	1,245,985	37,279,871
The Cooper Cos., Inc.	447,568	102,408,034
DENTSPLY SIRONA, Inc.	320,372	16,117,915
Edwards Lifesciences Corp. (a)	96,681	13,488,933
Hologic, Inc. (a)	2,115,000	79,016,400
IDEXX Laboratories, Inc. (a)	67,000	12,823,130
Insulet Corp. (a)	102,811	8,911,657
Nevro Corp. (a)	123,571	10,709,899
QIAGEN NV (a)	345,326	11,157,483
STERIS PLC	114,332	10,674,036
Teleflex, Inc.	510,897	130,268,517
West Pharmaceutical Services, Inc.	261,000	23,043,690

		466,431,204

Health Care – Services — 2.2%
Acadia Healthcare Co., Inc. (a) (b)	905,123	35,462,719
Envision Healthcare Corp. (a) (b)	1,068,978	41,080,825
IQVIA Holdings, Inc. (a)	302,000	29,629,220
MEDNAX, Inc. (a)	652,500	36,298,575

		142,471,339

Pharmaceuticals — 2.9%
Alkermes PLC (a)	1,111,489	64,421,902

	Number of Shares	Value
Catalent, Inc. (a)	1,038,000	$42,620,280
DexCom, Inc. (a) (b)	300,000	22,248,000
Nektar Therapeutics (a)	87,331	9,279,792
Neurocrine Biosciences, Inc. (a)	107,891	8,947,401
TESARO, Inc. (a) (b)	58,000	3,314,120
Zoetis, Inc.	493,030	41,172,935

		192,004,430

		1,608,357,801

Energy — 1.3%
Oil & Gas — 1.3%
ARC Resources Ltd. (b)	920,000	10,025,847
Carrizo Oil & Gas, Inc. (a) (b)	668,853	10,701,648
Centennial Resource Development, Inc. (d)	245,621	4,507,145
Centennial Resource Development, Inc. Class A (a) (b)	633,379	11,622,505
Concho Resources, Inc. (a)	312,076	46,914,385
Venture Global LNG (c) (d)	1,544	4,662,880

		88,434,410

		88,434,410

Financial — 8.6%
Banks — 0.9%
Fifth Third Bancorp	866,000	27,495,500
Webster Financial Corp.	551,646	30,561,188

		58,056,688

Diversified Financial Services — 4.6%
Alliance Data Systems Corp.	28,003	5,960,719
Cboe Global Markets, Inc.	432,000	49,291,200
E*TRADE Financial Corp. (a)	157,503	8,727,241
Evercore, Inc. Class A	101,586	8,858,299
FNF Group	1,782,400	71,331,648
LPL Financial Holdings, Inc.	173,690	10,607,248
Nasdaq, Inc.	226,821	19,556,507
Raymond James Financial, Inc.	234,549	20,971,026
SEI Investments Co.	147,907	11,079,713
SLM Corp. (a)	1,548,400	17,357,564
TD Ameritrade Holding Corp.	1,422,000	84,225,060

		307,966,225

Insurance — 2.7%
Aon PLC	94,025	13,194,528
Axis Capital Holdings Ltd.	4,189	241,161
The Progressive Corp.	1,206,000	73,481,580
Willis Towers Watson PLC	594,045	90,407,709

		177,324,978

Real Estate Investment Trusts (REITS) — 0.4%
SBA Communications Corp. (a)	144,117	24,632,478

		567,980,369

Industrial — 19.7%
Aerospace & Defense — 1.3%
Harris Corp.	516,000	83,220,480

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.0%
Eagle Materials, Inc.	140,775	$14,506,864
Martin Marietta Materials, Inc.	192,667	39,939,869
Vulcan Materials Co.	114,754	13,101,464

		67,548,197

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	135,000	18,790,650
Universal Display Corp.	58,033	5,861,333

		24,651,983

Electronics — 7.0%
ADT, Inc.	1,092,500	8,663,525
Agilent Technologies, Inc.	1,206,500	80,714,850
Allegion PLC	519,000	44,265,510
Amphenol Corp. Class A	140,818	12,128,654
Coherent, Inc. (a)	97,400	18,252,760
Corning, Inc.	1,377,000	38,390,760
Flex Ltd. (a)	410,896	6,709,932
Fortive Corp.	652,000	50,543,040
Keysight Technologies, Inc. (a)	1,722,000	90,215,580
National Instruments Corp.	360,000	18,205,200
Sensata Technologies Holding PLC (a)	1,620,100	83,969,783
Waters Corp. (a)	58,148	11,551,100

		463,610,694

Environmental Controls — 1.2%
Waste Connections, Inc.	1,097,223	78,714,778

Machinery – Construction & Mining — 0.3%
BWX Technologies, Inc.	310,000	19,694,300

Machinery – Diversified — 3.7%
Gardner Denver Holdings, Inc. (a)	576,100	17,674,748
IDEX Corp.	599,300	85,406,243
Roper Technologies, Inc.	338,300	94,957,427
Xylem, Inc.	645,000	49,613,400

		247,651,818

Miscellaneous – Manufacturing — 2.5%
A.O. Smith Corp.	219,581	13,963,156
Colfax Corp. (a)	867,000	27,657,300
Hexcel Corp.	171,361	11,068,207
Textron, Inc.	1,944,422	114,662,565

		167,351,228

Packaging & Containers — 1.5%
Ardagh Group SA	81,483	1,522,102
Ball Corp.	2,069,019	82,160,745
Berry Plastics Group, Inc. (a)	238,664	13,081,174

		96,764,021

Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	86,000	10,074,900
Kansas City Southern	302,000	33,174,700

	Number of Shares	Value
Knight-Swift Transportation Holdings, Inc.	231,184	$10,636,776

		53,886,376

		1,303,093,875

Technology — 14.8%
Computers — 1.4%
Conduent, Inc. (a)	747,380	13,931,163
CSRA, Inc.	1,062,000	43,786,260
DXC Technology Co.	284,025	28,553,034
Fortinet, Inc. (a)	117,624	6,302,294

		92,572,751

Semiconductors — 5.1%
Integrated Device Technology, Inc. (a)	482,537	14,746,331
Lam Research Corp.	79,498	16,150,814
MACOM Technology Solutions Holdings, Inc. (a) (b)	308,429	5,119,921
Marvell Technology Group Ltd.	2,396,613	50,328,873
Maxim Integrated Products, Inc.	433,400	26,099,348
Microchip Technology, Inc. (b)	1,170,000	106,891,200
Microsemi Corp. (a)	305,000	19,739,600
Monolithic Power Systems, Inc.	86,855	10,055,203
Qorvo, Inc. (a)	371,904	26,200,637
Semtech Corp. (a)	228,167	8,909,921
Xilinx, Inc.	719,000	51,940,560

		336,182,408

Software — 8.3%
Activision Blizzard, Inc.	113,965	7,688,079
athenahealth, Inc. (a)	84,000	12,014,520
Atlassian Corp. PLC Class A (a)	627,000	33,807,840
Black Knight, Inc. (a)	780,000	36,738,000
CDK Global, Inc.	689,712	43,686,358
Electronic Arts, Inc. (a)	303,688	36,819,133
Fidelity National Information Services, Inc.	302,000	29,082,600
Fiserv, Inc. (a)	857,000	61,112,670
Guidewire Software, Inc. (a)	211,000	17,055,130
InterXion Holding NV (a)	318,553	19,785,327
Jack Henry & Associates, Inc.	73,302	8,865,877
MSCI, Inc.	46,000	6,875,620
Red Hat, Inc. (a)	442,198	66,113,023
ServiceNow, Inc. (a)	68,000	11,250,600
Splunk, Inc. (a)	195,136	19,199,431
SS&C Technologies Holdings, Inc	991,922	53,206,696
Tableau Software, Inc. Class A (a)	313,000	25,296,660
Veeva Systems, Inc. Class A (a)	204,000	14,896,080
Workday, Inc. Class A (a)	373,000	47,412,030

		550,905,674

		979,660,833

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.7%
Electric — 0.4%
Sempra Energy	259,381	$28,848,354

Gas — 0.3%
Atmos Energy Corp.	209,000	17,606,160

		46,454,514

TOTAL COMMON STOCK (Cost $4,898,616,949)		6,049,157,189

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Roofoods Ltd. Series F (c) (d)	16,844	5,955,543

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc. Series D 1 (c) (d)	83,736	3,839,296
WeWork Companies, Inc. Series D 2 (c) (d)	65,792	3,016,563

		6,855,859

TOTAL PREFERRED STOCK (Cost $8,445,357)		12,811,402

TOTAL EQUITIES (Cost $4,907,062,306)		6,061,968,591

MUTUAL FUNDS — 5.5%
Diversified Financial Services — 5.5%
State Street Navigator Securities Lending Prime Portfolio (e)	238,567,572	238,567,572
T. Rowe Price Government Reserve Investment Fund	124,410,343	124,410,343

		362,977,915

TOTAL MUTUAL FUNDS (Cost $362,977,915)		362,977,915

TOTAL LONG-TERM INVESTMENTS (Cost $5,270,040,221)		6,424,946,506

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$279,555,250	279,555,250

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	$1,037,654	$1,037,655

TOTAL SHORT-TERM INVESTMENTS (Cost $280,592,905)		280,592,905

TOTAL INVESTMENTS — 101.3% (Cost $5,550,633,126) (g)		6,705,539,411

Other Assets/(Liabilities) — (1.3)%		(83,849,996)

NET ASSETS — 100.0%		$6,621,689,415

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $233,295,699 or 3.52% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $29,252,678 or 0.44% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $279,578,236. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $285,151,259.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.2%
Basic Materials — 3.9%
Chemicals — 2.8%
Ferro Corp. (a)	192,938	$4,480,020
Ingevity Corp. (a)	51,246	3,776,318
Methanex Corp.	32,891	1,994,839
Minerals Technologies, Inc.	28,098	1,881,161
Orion Engineered Carbons SA	76,360	2,069,356
PolyOne Corp.	35,296	1,500,786

		15,702,480

Iron & Steel — 1.0%
Allegheny Technologies, Inc. (a) (b)	54,980	1,301,926
Carpenter Technology Corp.	93,412	4,121,338

		5,423,264

Mining — 0.1%
Ferroglobe PLC (a)	82,660	886,942

		22,012,686

Communications — 8.1%
Internet — 6.2%
DraftKings, Inc. (a) (c) (d)	281,739	374,713
Dropbox, Inc. Class B (Lockup) (d)	8,864	277,000
Etsy, Inc. (a)	39,120	1,097,707
GoDaddy, Inc. Class A (a)	35,202	2,162,107
GrubHub, Inc. (a) (b)	33,177	3,366,470
Mimecast Ltd. (a)	75,607	2,678,756
Okta, Inc. (a)	66,791	2,661,621
Proofpoint, Inc. (a)	28,643	3,255,277
Q2 Holdings, Inc. (a)	65,130	2,966,671
RingCentral, Inc. Class A (a)	47,700	3,028,950
Shutterfly, Inc. (a)	28,304	2,299,700
The Trade Desk, Inc. Class A (a) (b)	34,868	1,730,150
Veracode, Inc. (Escrow Shares) (a) (c) (d)	30,294	121,782
Wayfair, Inc. Class A (a) (b)	20,053	1,354,179
Wix.com Ltd. (a)	47,613	3,787,614
Zendesk, Inc. (a)	80,380	3,847,791
Zillow Group, Inc. Class C (a)	1,482	79,732

		35,090,220

Media — 0.5%
The New York Times Co. Class A	115,324	2,779,309

Telecommunications — 1.4%
Acacia Communications, Inc. (a) (b)	30,498	1,172,953
Ciena Corp. (a)	92,622	2,398,910
Oclaro, Inc. (a)	165,871	1,585,727
Vonage Holdings Corp. (a)	248,371	2,645,151

		7,802,741

		45,672,270

	Number of Shares	Value
Consumer, Cyclical — 14.0%
Airlines — 0.6%
JetBlue Airways Corp. (a)	108,690	$2,208,581
Spirit Airlines, Inc. (a)	28,733	1,085,533

		3,294,114

Apparel — 1.6%
Canada Goose Holdings, Inc. (a) (b)	14,590	487,598
Carter’s, Inc.	20,401	2,123,744
Deckers Outdoor Corp. (a)	17,226	1,550,857
Oxford Industries, Inc.	9,847	734,192
Skechers U.S.A., Inc. Class A (a)	53,355	2,074,976
Under Armour, Inc. Class A (a) (b)	35,763	584,725
Under Armour, Inc. Class C (a) (b)	97,804	1,403,487

		8,959,579

Auto Manufacturers — 0.0%
Wabash National Corp.	1,844	38,374

Auto Parts & Equipment — 1.0%
Cooper Tire & Rubber Co.	29,063	851,546
Tenneco, Inc.	32,070	1,759,681
Visteon Corp. (a)	26,040	2,870,649

		5,481,876

Distribution & Wholesale — 1.7%
Beacon Roofing Supply, Inc. (a)	33,616	1,784,001
Pool Corp.	26,720	3,906,998
SiteOne Landscape Supply, Inc. (a)	51,500	3,967,560

		9,658,559

Entertainment — 1.2%
Cinemark Holdings, Inc.	59,183	2,229,424
Marriott Vacations Worldwide Corp.	16,179	2,155,043
Penn National Gaming, Inc. (a)	43,460	1,141,259
Vail Resorts, Inc.	5,980	1,325,766

		6,851,492

Home Builders — 0.9%
LGI Homes, Inc. (a) (b)	18,480	1,304,134
TRI Pointe Group, Inc. (a)	218,203	3,585,075

		4,889,209

Home Furnishing — 0.1%
Roku, Inc. (a)	15,810	491,691

Leisure Time — 1.4%
Acushnet Holdings Corp. (a) (b)	88,554	2,044,712
Lindblad Expeditions Holdings, Inc. (a)	164,672	1,691,181
Planet Fitness, Inc. Class A (a)	116,858	4,413,727

		8,149,620

Lodging — 1.2%
Boyd Gaming Corp.	149,079	4,749,657
Choice Hotels International, Inc.	28,460	2,281,069

		7,030,726

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 4.3%
BMC Stock Holdings, Inc. (a)	90,789	$1,774,925
Burlington Stores, Inc. (a)	20,980	2,793,487
The Cheesecake Factory, Inc. (b)	40,320	1,944,230
Chico’s FAS, Inc.	207,177	1,872,880
The Children’s Place, Inc.	14,580	1,971,945
FirstCash, Inc.	24,504	1,990,950
Floor & Decor Holdings, Inc. Class A (a) (b)	35,644	1,857,765
La-Z-Boy, Inc.	52,750	1,579,863
Nu Skin Enterprises, Inc. Class A	25,218	1,858,819
Ollie’s Bargain Outlet Holdings, Inc. (a)	52,770	3,182,031
Papa John’s International, Inc. (b)	32,434	1,858,468
Wingstop, Inc.	27,060	1,278,044

		23,963,407

		78,808,647

Consumer, Non-cyclical — 22.3%
Biotechnology — 3.7%
Aduro Biotech, Inc. (a) (b)	72,349	672,846
Amicus Therapeutics, Inc. (a) (b)	54,103	813,709
Arena Pharmaceuticals, Inc. (a)	18,483	730,079
Audentes Therapeutics, Inc. (a)	26,100	784,305
BeiGene Ltd. (a) (b)	2,800	470,400
Bluebird Bio, Inc. (a)	5,538	945,614
Blueprint Medicines Corp. (a)	26,156	2,398,505
CRISPR Therapeutics AG (a)	34,133	1,560,219
Dermira, Inc. (a) (b)	40,102	320,415
Exact Sciences Corp. (a)	71,952	2,901,824
Exelixis, Inc. (a)	37,440	829,296
Ionis Pharmaceuticals, Inc. (a)	14,216	626,641
Ligand Pharmaceuticals, Inc. (a) (b)	13,830	2,284,163
Loxo Oncology, Inc. (a)	6,238	719,678
Momenta Pharmaceuticals, Inc. (a)	55,806	1,012,879
Sage Therapeutics, Inc. (a)	8,664	1,395,510
Spark Therapeutics, Inc. (a) (b)	24,179	1,610,080
Ultragenyx Pharmaceutical, Inc. (a)	10,398	530,194

		20,606,357

Commercial Services — 4.8%
Asgn, Inc.	12,720	1,041,514
Bright Horizons Family Solutions, Inc. (a)	34,590	3,449,315
The Brink’s Co.	45,148	3,221,310
Cardtronics PLC Class A (a)	76,948	1,716,710
CoStar Group, Inc. (a)	7,290	2,643,937
Green Dot Corp. Class A (a)	29,040	1,863,206
HealthEquity, Inc. (a)	50,138	3,035,354
Herc Holdings, Inc. (a)	15,040	976,848
HMS Holdings Corp. (a)	108,098	1,820,370
LendingTree, Inc. (a) (b)	3,090	1,013,983
MarketAxess Holdings, Inc.	4,050	880,632
Sotheby’s (a)	22,170	1,137,543

	Number of Shares	Value
TriNet Group, Inc. (a)	54,612	$2,529,628
TrueBlue, Inc. (a)	61,111	1,582,775

		26,913,125

Foods — 0.7%
Performance Food Group Co. (a)	143,141	4,272,759

Health Care – Products — 7.6%
ABIOMED, Inc. (a)	12,020	3,497,700
Cantel Medical Corp.	30,780	3,429,200
Globus Medical, Inc. Class A (a)	85,214	4,245,361
Haemonetics Corp. (a)	51,078	3,736,866
Hill-Rom Holdings, Inc.	7,625	663,375
ICU Medical, Inc. (a)	10,410	2,627,484
Inogen, Inc. (a)	19,758	2,427,073
Insulet Corp. (a)	119,900	10,392,932
Integra LifeSciences Holdings Corp. (a)	33,030	1,827,880
iRhythm Technologies, Inc. (a)	22,170	1,395,602
Merit Medical Systems, Inc. (a)	24,360	1,104,726
MiMedx Group, Inc. (a) (b)	132,053	920,409
OraSure Technologies, Inc. (a)	75,710	1,278,742
Penumbra, Inc. (a) (b)	17,640	2,040,066
Quidel Corp. (a)	36,430	1,887,438
Repligen Corp. (a) (b)	32,870	1,189,237

		42,664,091

Health Care – Services — 1.4%
LifePoint Health, Inc. (a)	33,475	1,573,325
Molina Healthcare, Inc. (a)	34,059	2,764,910
Teladoc, Inc. (a)	25,132	1,012,819
Tivity Health, Inc. (a)	30,060	1,191,879
WellCare Health Plans, Inc. (a)	6,230	1,206,315

		7,749,248

Pharmaceuticals — 4.1%
Aerie Pharmaceuticals, Inc. (a)	48,394	2,625,375
Agios Pharmaceuticals, Inc. (a) (b)	12,070	987,085
Aimmune Therapeutics, Inc. (a) (b)	12,600	401,058
DexCom, Inc. (a) (b)	15,367	1,139,617
Galapagos NV Sponsored ADR (a)	11,553	1,152,527
Global Blood Therapeutics, Inc. (a)	12,386	598,244
Ironwood Pharmaceuticals, Inc. (a)	44,991	694,211
MyoKardia, Inc. (a)	12,699	619,711
Nektar Therapeutics (a)	31,058	3,300,223
Neogen Corp. (a)	25,553	1,711,795
Neurocrine Biosciences, Inc. (a)	27,945	2,317,479
Portola Pharmaceuticals, Inc. (a)	18,793	613,779
PRA Health Sciences, Inc. (a)	58,371	4,842,458
Revance Therapeutics, Inc. (a)	31,758	978,146
Supernus Pharmaceuticals, Inc. (a)	19,820	907,756
TESARO, Inc. (a) (b)	4,625	264,273

		23,153,737

		125,359,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.6%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a)	32,555	$2,310,754
Pattern Energy Group, Inc. (b)	101,281	1,751,148

		4,061,902

Oil & Gas — 1.8%
Alta Mesa Resources, Inc. (a) (b)	92,958	743,664
Callon Petroleum Co. (a)	180,220	2,386,113
Centennial Resource Development, Inc. Class A (a)	82,261	1,509,489
Delek US Holdings, Inc.	74,914	3,049,000
Matador Resources Co. (a)	68,950	2,062,295

		9,750,561

Oil & Gas Services — 0.1%
RPC, Inc. (b)	39,660	715,070

		14,527,533

Financial — 14.0%
Banks — 5.0%
Ameris Bancorp	40,178	2,125,416
BancorpSouth Bank	59,839	1,902,880
FCB Financial Holdings, Inc. Class A (a)	35,030	1,790,033
First Financial Bancorp	61,900	1,816,765
MB Financial, Inc.	43,955	1,779,299
National Bank Holdings Corp. Class A	58,929	1,959,389
South State Corp.	22,067	1,882,315
State Bank Financial Corp.	68,232	2,047,642
Texas Capital Bancshares, Inc. (a)	36,969	3,323,513
Union Bankshares Corp.	83,037	3,048,288
Western Alliance Bancorp (a)	78,745	4,575,872
Wintrust Financial Corp.	23,650	2,035,083

		28,286,495

Diversified Financial Services — 1.9%
Air Lease Corp.	42,297	1,802,698
Hamilton Lane, Inc. Class A	23,070	858,896
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	132,232	2,578,524
LPL Financial Holdings, Inc.	41,210	2,516,695
PRA Group, Inc. (a) (b)	53,821	2,045,198
Stifel Financial Corp.	16,790	994,472

		10,796,483

Insurance — 3.0%
Assured Guaranty Ltd.	45,793	1,657,707
eHealth, Inc. (a)	119,147	1,704,994
Essent Group Ltd. (a)	46,150	1,964,144
Horace Mann Educators Corp.	47,303	2,022,203
James River Group Holdings Ltd.	46,167	1,637,543
Kemper Corp.	30,815	1,756,455
Kinsale Capital Group, Inc.	27,880	1,431,080

	Number of Shares	Value
MGIC Investment Corp. (a)	125,964	$1,637,532
NMI Holdings, Inc. Class A (a)	105,183	1,740,779
Primerica, Inc.	16,250	1,569,750

		17,122,187

Private Equity — 0.4%
Kennedy-Wilson Holdings, Inc.	118,980	2,070,252

Real Estate — 0.3%
Five Point Holdings LLC Class A (a) (b)	118,539	1,690,366

Real Estate Investment Trusts (REITS) — 2.5%
CoreSite Realty Corp.	7,938	795,864
Corporate Office Properties Trust	36,476	942,175
LaSalle Hotel Properties	78,027	2,263,563
Life Storage, Inc.	24,440	2,041,229
MFA Financial, Inc.	218,625	1,646,246
Outfront Media, Inc.	33,509	627,959
PotlatchDeltic Corp.	38,300	1,993,515
Redwood Trust, Inc.	110,317	1,706,604
Rexford Industrial Realty, Inc.	62,866	1,809,912

		13,827,067

Savings & Loans — 0.9%
Sterling Bancorp	225,017	5,074,134

		78,866,984

Industrial — 16.3%
Aerospace & Defense — 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	57,100	1,597,087
HEICO Corp.	40,465	3,512,766
Teledyne Technologies, Inc. (a)	11,282	2,111,652

		7,221,505

Building Materials — 1.4%
JELD-WEN Holding, Inc. (a)	32,628	999,070
Lennox International, Inc.	10,160	2,076,399
Summit Materials, Inc. Class A (a)	114,347	3,462,427
Trex Co., Inc. (a)	14,590	1,586,954

		8,124,850

Electrical Components & Equipment — 1.0%
EnerSys	22,191	1,539,390
Littelfuse, Inc.	12,060	2,510,651
Novanta, Inc. (a)	28,250	1,473,237

		5,523,278

Electronics — 0.7%
II-VI, Inc. (a)	40,602	1,660,622
Rogers Corp. (a)	2,480	296,459
Watts Water Technologies, Inc. Class A	26,761	2,079,330

		4,036,411

Engineering & Construction — 1.6%
Dycom Industries, Inc. (a)	13,070	1,406,724

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Granite Construction, Inc.	36,500	$2,038,890
MasTec, Inc. (a)	44,220	2,080,551
TopBuild Corp. (a)	45,017	3,444,701

		8,970,866

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	31,169	1,521,359

Machinery – Construction & Mining — 0.7%
Astec Industries, Inc.	20,487	1,130,473
BWX Technologies, Inc.	48,120	3,057,063

		4,187,536

Machinery – Diversified — 2.5%
Altra Industrial Motion Corp.	29,328	1,347,622
Chart Industries, Inc. (a)	59,773	3,528,400
Cognex Corp.	19,600	1,019,004
SPX FLOW, Inc. (a)	86,016	4,231,127
Zebra Technologies Corp. Class A (a)	28,187	3,923,348

		14,049,501

Metal Fabricate & Hardware — 2.0%
Advanced Drainage Systems, Inc. (b)	89,009	2,305,333
RBC Bearings, Inc. (a)	26,200	3,254,040
Rexnord Corp. (a)	124,320	3,689,818
The Timken Co.	43,477	1,982,551

		11,231,742

Miscellaneous – Manufacturing — 1.9%
Actuant Corp. Class A	121,021	2,813,738
ITT, Inc.	42,320	2,072,834
John Bean Technologies Corp.	48,475	5,497,065

		10,383,637

Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	106,923	1,641,268

Transportation — 2.2%
Kirby Corp. (a)	31,821	2,448,626
Knight-Swift Transportation Holdings, Inc.	30,708	1,412,875
Schneider National, Inc. Class B (b)	60,291	1,571,183
Werner Enterprises, Inc.	83,771	3,057,642
XPO Logistics, Inc. (a)	38,270	3,896,269

		12,386,595

Trucking & Leasing — 0.4%
GATX Corp. (b)	30,261	2,072,576

		91,351,124

Technology — 15.4%
Computers — 2.0%
EPAM Systems, Inc. (a)	18,489	2,117,360
ForeScout Technologies, Inc. (a)	46,973	1,523,804
Mercury Systems, Inc. (a)	71,030	3,432,170
Science Applications International Corp.	16,763	1,320,924
Varonis Systems, Inc. (a)	36,990	2,237,895

	Number of Shares	Value
Vocera Communications, Inc. (a)	27,140	$635,619

		11,267,772

Semiconductors — 3.6%
Ambarella, Inc. (a) (b)	19,700	965,103
Entegris, Inc.	206,674	7,192,255
MKS Instruments, Inc.	33,360	3,858,084
Monolithic Power Systems, Inc.	32,880	3,806,518
Rambus, Inc. (a)	79,700	1,070,371
Silicon Laboratories, Inc. (a)	22,260	2,001,174
Tower Semiconductor Ltd. (a) (b)	54,739	1,473,026

		20,366,531

Software — 9.8%
2U, Inc. (a)	126,026	10,589,965
Acxiom Corp. (a)	20,827	472,981
Blackline, Inc. (a)	53,850	2,111,459
Callidus Software, Inc. (a)	49,581	1,782,437
Cloudera, Inc. (a)	176,411	3,806,949
Docusign, Inc. (Escrow Shares) (a) (c) (d)	8,415	-
Envestnet, Inc. (a)	18,930	1,084,689
Everbridge, Inc. (a)	24,428	894,065
Fair Isaac Corp.	12,650	2,142,531
Five9, Inc. (a)	46,347	1,380,677
Guidewire Software, Inc. (a)	58,564	4,733,728
HubSpot, Inc. (a) (b)	71,077	7,697,639
ManTech International Corp. Class A	34,353	1,905,561
MongoDB, Inc. (a) (b)	12,460	540,764
New Relic, Inc. (a)	28,560	2,116,867
Paycom Software, Inc. (a)	17,120	1,838,517
PTC, Inc. (a)	40,850	3,186,708
RealPage, Inc. (a) (b)	41,930	2,159,395
Take-Two Interactive Software, Inc. (a)	13,870	1,356,209
Twilio, Inc. Class A (a)	41,633	1,589,548
Tyler Technologies, Inc. (a)	10,090	2,128,586
Veeva Systems, Inc. Class A (a)	15,905	1,161,383

		54,680,658

		86,314,961

Utilities — 0.6%
Electric — 0.6%
8Point3 Energy Partners LP	105,957	1,287,377
Black Hills Corp. (b)	36,419	1,977,552

		3,264,929

TOTAL COMMON STOCK (Cost $439,422,593)		546,178,451

PREFERRED STOCK — 0.5%
Communications — 0.3%
Internet — 0.3%
The Honest Company, Inc. Series D (a) (c) (d)	14,220	502,961

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zuora, Inc. Series F (a) (c) (d)	194,983	$1,257,640

		1,760,601

Technology — 0.2%
Software — 0.2%
MarkLogic Corp. Series F (a) (c) (d)	77,018	764,019

TOTAL PREFERRED STOCK (Cost $2,285,938)		2,524,620

TOTAL EQUITIES (Cost $441,708,531)		548,703,071

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (c) (d)	20,230	38,235

TOTAL RIGHTS (Cost $22,455)		38,235

MUTUAL FUNDS — 8.5%
Diversified Financial Services — 8.5%
iShares Russell 2000 Index Fund	27,569	4,185,801
State Street Navigator Securities Lending Prime Portfolio (e)	43,694,014	43,694,014

		47,879,815

TOTAL MUTUAL FUNDS (Cost $47,838,240)		47,879,815

TOTAL LONG-TERM INVESTMENTS (Cost $489,569,226)		596,621,121

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$8,682,204	8,682,204

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	94,688	94,688

TOTAL SHORT-TERM INVESTMENTS (Cost $8,776,892)		8,776,892

TOTAL INVESTMENTS —107.7% (Cost $498,346,118) (g)		605,398,013

Other Assets/(Liabilities) — (7.7)%		(43,355,256)

NET ASSETS — 100.0%		$562,042,757

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $42,684,809 or 7.59% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $3,336,350 or 0.59% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $8,682,918. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $8,862,645.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.2%
Australia — 6.4%
The AGL Energy Ltd.	9,758	$163,492
Alumina Ltd.	34,534	63,034
Amcor Ltd.	17,801	195,346
AMP Ltd.	42,994	165,626
APA Group	17,193	104,401
Aristocrat Leisure Ltd.	8,418	156,936
ASX Ltd.	3,011	130,337
Aurizon Holdings Ltd.	29,318	96,235
AusNet Services	23,570	30,525
Australia & New Zealand Banking Group Ltd.	44,207	917,165
Bank of Queensland Ltd.	5,448	46,210
Bendigo & Adelaide Bank Ltd.	7,077	53,879
BHP Billiton Ltd.	48,440	1,071,509
BlueScope Steel Ltd.	8,191	96,322
Boral Ltd.	17,965	103,353
Brambles Ltd.	24,311	187,101
Caltex Australia Ltd.	4,021	97,642
Challenger Ltd.	8,875	79,255
CIMIC Group Ltd.	1,356	46,782
Coca-Cola Amatil Ltd.	8,486	56,786
Cochlear Ltd.	897	125,862
Commonwealth Bank of Australia	26,426	1,475,991
Computershare Ltd.	7,157	95,776
Crown Resorts Ltd.	5,279	51,785
CSL Ltd.	6,837	822,125
Dexus	14,785	106,315
Domino’s Pizza Enterprises Ltd.	804	25,860
Flight Centre Travel Group Ltd. (a)	864	38,016
Fortescue Metals Group Ltd. (a)	24,324	81,415
Goodman Group	27,479	178,591
The GPT Group	28,232	103,215
Harvey Norman Holdings Ltd. (a)	9,263	26,515
Healthscope Ltd.	24,248	36,190
Incitec Pivot Ltd.	24,016	65,209
Insurance Australia Group Ltd.	36,335	209,756
LendLease Group	8,655	115,758
Macquarie Group Ltd.	4,938	393,968
Medibank Pvt. Ltd.	43,352	97,211
Mirvac Group	57,896	96,033
National Australia Bank Ltd.	40,432	889,627
Newcrest Mining Ltd.	11,812	177,578
Orica Ltd.	5,392	73,869
Origin Energy Ltd. (b)	25,778	174,188
QBE Insurance Group Ltd.	21,027	156,190
Ramsay Health Care Ltd.	2,206	106,211
REA Group Ltd.	732	44,770
Rio Tinto Ltd.	6,289	353,479

	Number of Shares	Value
Santos Ltd. (b)	29,277	$115,057
Scentre Group	81,027	239,358
SEEK Ltd.	5,311	76,421
Sonic Healthcare Ltd.	6,228	109,795
South32 Ltd.	25,264	62,974
South32 Ltd.	52,452	129,973
Stockland	37,768	117,133
Suncorp Group Ltd.	19,705	202,691
Sydney Airport	17,140	88,859
Tabcorp Holdings Ltd.	29,540	100,154
Telstra Corp. Ltd.	63,517	154,110
TPG Telecom Ltd. (a)	6,332	26,937
Transurban Group	33,835	297,980
Treasury Wine Estates Ltd.	10,815	141,240
Vicinity Centres	48,524	90,192
Wesfarmers Ltd.	17,165	550,762
Westfield Corp.	30,302	199,050
Westpac Banking Corp.	51,142	1,130,898
Woodside Petroleum Ltd.	14,255	322,059
Woolworths Group Ltd.	19,782	400,923

		14,540,005

Austria — 0.3%
ANDRITZ AG	1,035	57,874
Erste Group Bank AG	4,602	231,446
OMV AG	2,270	132,366
Raiffeisen Bank International AG (b)	2,346	91,406
voestalpine AG	1,672	87,740

		600,832

Belgium — 1.1%
Ageas	2,863	148,015
Anheuser-Busch InBev SA/NV	11,505	1,264,429
Colruyt SA	965	53,350
Groupe Bruxelles Lambert SA	1,246	142,477
KBC Group NV	3,845	335,153
Proximus SADP	2,284	70,924
Solvay SA	1,139	158,369
Telenet Group Holding NV (b)	743	49,659
UCB SA	1,960	159,884
Umicore SA	3,182	168,806

		2,551,066

Bermuda — 0.3%
CK Infrastructure Holdings Ltd.	10,000	82,190
First Pacific Co. Ltd.	39,750	21,701
Hongkong Land Holdings Ltd.	18,300	126,502
Jardine Matheson Holdings Ltd.	3,200	197,388
Jardine Strategic Holdings Ltd.	3,400	130,811
Kerry Properties Ltd.	9,000	40,862
Kingston Financial Group Ltd.	62,000	28,050
Li & Fung Ltd.	84,000	41,476
NWS Holdings Ltd.	21,368	38,929

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shangri-La Asia Ltd.	18,000	$36,528
Yue Yuen Industrial Holdings Ltd.	12,000	47,927

		792,364

Cayman Islands — 0.7%
ASM Pacific Technology Ltd.	4,700	66,518
CK Asset Holdings Ltd.	38,745	327,864
CK Hutchison Holdings Ltd.	41,245	495,872
Melco Resorts & Entertainment Ltd. ADR	3,567	103,372
MGM China Holdings Ltd.	12,800	33,441
Minth Group Ltd.	12,000	55,011
Sands China Ltd.	36,800	199,824
WH Group Ltd. (c)	136,072	146,263
Wharf Real Estate Investment Co. Ltd. (b)	18,000	117,840
Wynn Macau Ltd.	22,800	83,613

		1,629,618

Denmark — 1.8%
AP Moller — Maersk A/S Class A	60	88,272
AP Moller — Maersk A/S Class B	100	155,882
Carlsberg A/S Class B	1,647	196,815
Chr Hansen Holding A/S	1,516	130,986
Coloplast A/S Class B	1,823	154,504
Danske Bank A/S	11,386	425,517
DSV A/S	2,911	229,560
Genmab A/S (b)	881	189,666
H Lundbeck A/S	979	54,724
ISS A/S	2,591	96,148
Novo Nordisk A/S Class B	28,152	1,385,203
Novozymes A/S Class B	3,367	174,360
Orsted A/S (c)	2,885	187,842
Pandora A/S	1,645	178,314
TDC A/S (b)	12,118	100,523
Tryg A/S	1,868	43,570
Vestas Wind Systems A/S	3,196	228,828
William Demant Holding A/S (b)	1,681	62,588

		4,083,302

Finland — 1.0%
Elisa OYJ	2,182	98,832
Fortum OYJ (a)	6,857	147,439
Kone OYJ Class B	5,175	258,494
Metso OYJ (a)	1,597	50,421
Neste OYJ (a)	1,952	136,144
Nokia OYJ	78,140	431,931
Nokia OYJ	10,433	57,554
Nokian Renkaat OYJ	1,749	79,556
Orion OYJ Class B	1,576	48,279
Sampo OYJ Class A	6,655	371,177
Stora Enso OYJ Class R (a)	8,514	156,716
UPM-Kymmene OYJ	8,161	302,844
Wartsila OYJ Abp	6,837	151,260

		2,290,647

	Number of Shares	Value
France — 9.9%
Accor SA	2,895	$156,386
Aeroports de Paris	426	92,864
Air Liquide SA	6,464	792,612
Alstom SA	2,236	100,870
Amundi SA (c)	923	74,277
Arkema SA	1,050	137,111
Atos SE	1,442	197,434
AXA SA	29,319	780,529
BioMerieux	615	50,782
BNP Paribas SA	16,970	1,258,248
Bollore SA	12,514	66,785
Bollore SA (a) (b)	71	379
Bouygues SA	3,301	165,590
Bureau Veritas SA	4,119	107,115
Capgemini SE	2,439	304,191
Carrefour SA (a)	8,597	178,554
Casino Guichard Perrachon SA (a)	780	38,245
Cie de Saint-Gobain	7,605	401,704
Cie Generale des Etablissements Michelin SCA	2,613	386,238
CNP Assurances	2,524	63,729
Credit Agricole SA	17,393	283,001
Danone SA	9,130	739,480
Dassault Aviation SA	39	74,532
Dassault Systemes SE	1,971	268,117
Edenred	3,487	121,334
Eiffage SA	1,082	123,257
Electricite de France SA	8,794	127,521
Engie SA	27,722	463,138
Essilor International Cie Generale d’Optique SA	3,160	426,565
Eurazeo SA	699	64,366
Eutelsat Communications SA	2,500	49,574
Faurecia SA	1,150	93,180
Fonciere Des Regions	466	51,451
Gecina SA	732	127,229
Getlink SE	7,160	102,221
Hermes International	473	280,460
ICADE	524	50,925
Iliad SA	412	85,278
Imerys SA	498	48,432
Ingenico Group SA	934	75,994
Ipsen SA	539	83,697
JCDecaux SA	1,015	35,425
Kering SA	1,150	551,419
Klepierre	3,436	138,642
L’Oreal SA	3,806	859,806
Lagardere S.C.A	1,701	48,614
Legrand SA	4,068	319,279
LVMH Moet Hennessy Louis Vuitton SE (a)	4,218	1,300,785
Natixis SA	14,611	119,930

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Orange SA	30,187	$512,658
Pernod Ricard SA	3,230	538,068
Peugeot SA	8,903	214,404
Publicis Groupe SA	3,094	215,573
Remy Cointreau SA	319	45,506
Renault SA	2,937	356,808
Rexel SA	4,655	78,842
Safran SA	5,054	535,578
Sanofi	17,185	1,380,904
Schneider Electric SE	140	12,356
Schneider Electric SE	8,425	741,070
SCOR SE	2,718	111,320
SEB SA	329	62,889
Societe BIC SA	410	40,816
Societe Generale SA	11,595	630,829
Sodexo SA	1,367	137,919
Suez	5,230	75,847
Teleperformance	869	134,840
Thales SA	1,565	190,700
Total SA	35,796	2,034,417
Ubisoft Entertainment SA (b)	1,182	99,847
Unibail-Rodamco SE (a)	232	53,106
Unibail-Rodamco SE	1,295	295,821
Valeo SA	3,663	242,232
Veolia Environnement SA	7,392	175,298
Vinci SA	7,670	755,197
Vivendi SA	15,767	408,090
Wendel SA	414	64,621

		22,612,851

Germany — 8.9%
1&1 Drillisch AG	802	54,023
adidas AG	2,848	689,732
Allianz SE Registered	6,726	1,520,038
Axel Springer SE	742	62,121
BASF SE	13,863	1,408,908
Bayer AG Registered	12,493	1,412,622
Bayerische Motoren Werke AG	5,021	544,906
Beiersdorf AG	1,554	175,974
Brenntag AG	2,413	143,601
Commerzbank AG (b)	16,305	211,839
Continental AG	1,672	461,848
Covestro AG (c)	2,483	244,406
Daimler AG Registered	14,526	1,234,350
Deutsche Bank AG Registered	31,310	436,562
Deutsche Boerse AG	2,940	400,503
Deutsche Lufthansa AG Registered	3,570	114,039
Deutsche Post AG Registered	14,714	643,433
Deutsche Telekom AG Registered	50,283	820,276
Deutsche Wohnen SE	5,432	253,544
E.ON SE	32,760	364,039
Evonik Industries AG	2,339	82,528
Fraport AG Frankfurt Airport Services Worldwide	587	57,929

	Number of Shares	Value
Fresenius Medical Care AG & Co. KGaA	3,298	$336,747
Fresenius SE & Co. KGaA	6,309	481,899
GEA Group AG	2,838	120,733
Hannover Rueck SE	932	127,286
HeidelbergCement AG	2,280	224,015
Henkel AG & Co. KGaA	1,589	199,992
HOCHTIEF AG	273	51,026
HUGO BOSS AG	907	79,049
Infineon Technologies AG	17,163	459,797
Innogy SE (c)	2,125	100,521
K+S AG Registered	2,733	78,890
KION Group AG	1,120	104,519
LANXESS AG	1,400	107,341
Linde AG (b)	2,828	595,344
MAN SE	495	57,714
Merck KGaA	1,986	190,527
METRO AG	2,772	49,086
MTU Aero Engines AG	803	135,356
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,345	545,375
OSRAM Licht AG	1,517	111,699
ProSiebenSat.1 Media SE	3,605	125,035
RWE AG (b)	7,955	196,507
SAP SE	14,817	1,550,540
Siemens AG Registered	11,545	1,472,566
Siemens Healthineers AG (b)	2,268	93,208
Symrise AG	1,921	154,680
Telefonica Deutschland Holding AG	10,525	49,454
thyssenkrupp AG	6,682	174,267
TUI AG	1,725	37,033
TUI AG	4,761	102,039
Uniper Se	3,016	91,921
United Internet AG Registered	1,899	119,595
Volkswagen AG	491	98,314
Vonovia SE	7,214	357,759
Wirecard AG	1,787	211,238
Zalando SE (b) (c)	1,613	87,995

		20,416,288

Hong Kong — 2.5%
AIA Group Ltd.	182,380	1,556,955
The Bank of East Asia Ltd.	19,098	76,660
BOC Hong Kong Holdings Ltd.	56,500	277,066
CLP Holdings Ltd.	24,999	255,549
Galaxy Entertainment Group Ltd.	36,000	330,003
Hang Lung Group Ltd.	13,000	42,618
Hang Lung Properties Ltd.	29,000	68,050
Hang Seng Bank Ltd.	11,700	272,776
Henderson Land Development Co. Ltd.	18,286	119,805
HK Electric Investments & HK Electric Investments Ltd. Class SS (c)	43,706	42,262

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HKT Trust & HKT Ltd.	56,840	$71,543
Hong Kong & China Gas Co. Ltd.	127,326	262,513
Hong Kong Exchanges & Clearing Ltd.	17,832	586,135
Hysan Development Co. Ltd.	9,035	47,952
Link REIT	32,723	280,644
MTR Corp. Ltd.	22,579	122,040
New World Development Co. Ltd.	87,734	125,073
PCCW Ltd.	71,136	41,272
Power Assets Holdings Ltd.	21,000	188,032
Sino Land Co. Ltd.	48,053	78,194
SJM Holdings Ltd.	34,000	29,794
Sun Hung Kai Properties Ltd.	22,258	354,567
Swire Pacific Ltd. Class A	8,000	81,171
Swire Properties Ltd.	17,396	61,172
Techtronic Industries Co. Ltd.	21,403	126,427
The Wharf Holdings Ltd.	18,000	62,356
Wheelock & Co. Ltd.	12,000	88,006

		5,648,635

Ireland — 0.5%
AIB Group PLC	12,827	77,345
Bank of Ireland Group PLC (b)	13,391	117,373
CRH PLC	1,489	50,424
CRH PLC	11,326	385,076
DCC PLC	1,389	127,989
James Hardie Industries PLC	6,467	114,251
Kerry Group PLC Class A	2,369	240,893
Paddy Power Betfair PLC	1,183	121,547

		1,234,898

Israel — 0.4%
Azrieli Group Ltd.	718	34,484
Bank Hapoalim B.M.	16,513	113,535
Bank Leumi Le-Israel BM	22,460	135,654
Bezeq The Israeli Telecommunication Corp. Ltd.	29,290	37,476
Check Point Software Technologies Ltd. (b)	2,006	199,276
Elbit Systems Ltd.	323	38,922
Frutarom Industries Ltd.	529	48,629
Israel Chemicals Ltd.	11,207	47,486
Mizrahi Tefahot Bank Ltd.	2,307	44,178
Nice Ltd.	862	80,876
Teva Pharmaceutical Industries Ltd. Sponsored ADR	13,648	233,244

		1,013,760

Italy — 2.0%
Assicurazioni Generali SpA	19,067	367,601
Atlantia SpA	6,965	215,925
Davide Campari-Milano SpA	8,594	65,134
Enel SpA	122,893	752,985
Eni SpA	38,418	677,230
Intesa Sanpaolo SpA	203,614	742,536

	Number of Shares	Value
Leonardo SpA	6,310	$72,979
Luxottica Group SpA	2,503	155,767
Mediobanca Banca di Credito Finanziario SpA	9,561	112,549
Poste Italiane SpA (c)	7,558	69,178
Prysmian SpA	3,244	102,063
Recordati SpA	1,484	54,990
Snam SpA	35,014	161,064
Telecom Italia SpA (b)	175,647	167,271
Terna Rete Elettrica Nazionale SpA	20,579	120,400
UniCredit SpA (b)	30,279	635,318
UnipolSai Assicurazioni SpA	14,769	35,173

		4,508,163

Japan — 24.1%
ABC-Mart, Inc.	600	39,451
Acom Co. Ltd. (a) (b)	6,300	28,315
Aeon Co. Ltd.	9,500	169,556
AEON Financial Service Co, Ltd. (a)	1,800	41,757
Aeon Mall Co. Ltd.	1,900	39,918
Air Water, Inc.	2,400	47,148
Aisin Seiki Co. Ltd.	2,600	142,356
Ajinomoto Co., Inc.	8,300	150,809
Alfresa Holdings Corp.	2,700	60,760
Alps Electric Co. Ltd. (a)	2,900	71,808
Amada Holdings Co. Ltd.	5,000	60,908
ANA Holdings, Inc.	1,800	69,634
Aozora Bank Ltd.	1,700	68,097
Asahi Glass Co. Ltd.	3,000	125,741
Asahi Group Holdings Ltd.	5,800	312,047
Asahi Kasei Corp.	19,000	252,924
Asics Corp.	2,200	40,884
Astellas Pharma, Inc.	31,400	482,200
Bandai Namco Holdings, Inc.	3,100	99,886
The Bank of Kyoto Ltd.	1,000	56,721
Benesse Holdings, Inc.	1,100	39,988
Bridgestone Corp.	9,700	425,857
Brother Industries Ltd.	3,600	83,772
Calbee, Inc.	1,100	37,348
Canon, Inc.	16,200	591,666
Casio Computer Co. Ltd. (a)	3,200	47,667
Central Japan Railway Co.	2,200	419,244
The Chiba Bank Ltd.	11,000	90,199
Chubu Electric Power Co., Inc.	9,400	134,617
Chugai Pharmaceutical Co. Ltd.	3,300	167,483
The Chugoku Electric Power Co., Inc. (a)	3,900	47,556
Coca-Cola Bottlers Japan Holdings, Inc.	1,800	74,162
Concordia Financial Group Ltd.	17,900	101,195
Credit Saison Co. Ltd.	2,600	43,505
CYBERDYNE, Inc. (a) (b)	1,300	18,616
Dai Nippon Printing Co. Ltd.	4,000	83,265

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dai-ichi Life Holdings, Inc.	16,400	$304,485
Daicel Corp.	3,900	42,727
Daifuku Co. Ltd.	1,500	89,304
Daiichi Sankyo Co. Ltd.	8,700	291,643
Daikin Industries Ltd.	3,800	422,002
Daito Trust Construction Co. Ltd.	1,100	186,924
Daiwa House Industry Co. Ltd.	8,600	331,015
Daiwa House REIT Investment Corp.	25	60,524
Daiwa Securities Group, Inc.	24,000	154,018
DeNA Co. Ltd. (a)	1,800	32,971
Denso Corp.	7,300	400,963
Dentsu, Inc.	3,300	146,380
Disco Corp.	400	86,297
Don Quijote Holdings Co. Ltd.	1,900	108,793
East Japan Railway Co.	5,000	466,577
Eisai Co. Ltd.	4,000	258,007
Electric Power Development Co. Ltd.	2,200	56,637
FamilyMart UNY Holdings Co. Ltd.	1,200	100,509
FANUC Corp.	2,900	738,075
Fast Retailing Co., Ltd.	800	320,921
Fuji Electric Co. Ltd.	8,000	55,152
FUJIFILM Holdings Corp.	6,100	244,123
Fujitsu Ltd.	30,000	181,819
Fukuoka Financial Group, Inc.	11,000	60,354
The Hachijuni Bank Ltd.	6,900	37,538
Hakuhodo DY Holdings, Inc.	3,600	49,436
Hamamatsu Photonics KK	2,200	84,463
Hankyu Hanshin Holdings, Inc.	3,700	138,247
Hikari Tsushin, Inc.	300	48,492
Hino Motors Ltd.	3,600	46,987
Hirose Electric Co. Ltd.	525	72,799
Hisamitsu Pharmaceutical Co., Inc.	900	69,542
Hitachi Chemical Co. Ltd.	1,700	37,842
Hitachi Construction Machinery Co. Ltd.	1,500	58,459
Hitachi High-Technologies Corp.	1,100	52,639
Hitachi Ltd.	73,000	532,567
Hitachi Metals Ltd.	2,900	34,118
Honda Motor Co. Ltd.	26,000	902,786
Hoshizaki Corp.	800	71,403
Hoya Corp.	5,900	298,797
Hulic Co. Ltd.	4,200	45,857
Idemitsu Kosan Co. Ltd.	2,000	76,621
IHI Corp.	2,200	68,765
Iida Group Holdings Co. Ltd.	2,000	37,305
Inpex Corp.	14,600	182,208
Isetan Mitsukoshi Holdings Ltd.	4,700	52,065
Isuzu Motors Ltd.	8,100	124,352
ITOCHU Corp.	22,800	443,949
J Front Retailing Co. Ltd.	3,500	59,115
Japan Airlines Co. Ltd.	1,800	73,232
Japan Airport Terminal Co. Ltd. (a)	800	31,165
Japan Exchange Group, Inc.	8,000	149,621
Japan Post Bank Co. Ltd. (a)	6,100	82,930

	Number of Shares	Value
Japan Post Holdings Co. Ltd.	23,900	$290,295
Japan Prime Realty Investment Corp.	14	50,851
Japan Real Estate Investment Corp.	18	93,687
Japan Retail Fund Investment Corp.	39	75,815
Japan Tobacco, Inc.	16,700	477,873
JFE Holdings, Inc.	8,100	163,615
JGC Corp. (a)	3,300	71,995
JSR Corp.	2,700	60,634
JTEKT Corp.	3,100	45,673
JXTG Holdings, Inc.	47,000	287,101
Kajima Corp.	14,000	131,633
Kakaku.com, Inc.	1,800	31,761
Kamigumi Co. Ltd.	1,900	42,572
Kaneka Corp.	4,000	39,944
The Kansai Electric Power Co., Inc.	10,900	142,265
Kansai Paint Co. Ltd.	3,200	74,925
Kao Corp.	7,500	565,465
Kawasaki Heavy Industries Ltd.	2,300	74,077
KDDI Corp.	27,300	701,099
Keihan Holdings Co., Ltd.	1,400	43,410
Keikyu Corp. (a)	3,500	61,449
Keio Corp.	1,800	77,384
Keisei Electric Railway Co. Ltd.	2,000	61,593
Keyence Corp.	1,500	938,903
Kikkoman Corp.	2,200	89,269
Kintetsu Group Holdings Co. Ltd.	2,800	109,855
Kirin Holdings Co. Ltd.	13,300	356,685
Kobe Steel Ltd. (b)	4,300	42,618
Koito Manufacturing Co. Ltd.	1,700	119,203
Komatsu Ltd.	14,000	470,265
Konami Holdings Corp.	1,400	71,054
Konica Minolta, Inc. (a)	6,700	56,995
Kose Corp. (a)	400	83,977
Kubota Corp.	16,100	283,726
Kuraray Co. Ltd.	5,100	88,603
Kurita Water Industries Ltd.	1,400	45,217
Kyocera Corp.	4,900	277,754
Kyowa Hakko Kirin Co. Ltd.	3,800	82,198
Kyushu Electric Power Co, Inc.	6,500	78,518
Kyushu Financial Group, Inc.	5,900	29,498
Kyushu Railway Co.	2,300	71,740
Lawson, Inc.	700	47,844
LINE Corp. (b)	600	23,429
Lion Corp.	3,500	71,784
LIXIL Group Corp.	4,100	90,915
M3, Inc.	3,200	146,585
Mabuchi Motor Co. Ltd.	800	39,684
Makita Corp.	3,300	164,047
Marubeni Corp.	25,500	185,671
Marui Group Co. Ltd. (a)	2,800	56,657
Maruichi Steel Tube Ltd. (a)	900	27,324
Mazda Motor Corp.	8,900	118,877
McDonald’s Holdings Co. Japan Ltd.	1,100	52,102

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mebuki Financial Group Inc.	14,200	$55,192
Medipal Holdings Corp.	2,400	50,096
MEIJI Holdings Co. Ltd.	1,800	138,495
MinebeaMitsumi, Inc.	5,800	125,081
MISUMI Group, Inc.	4,200	116,782
Mitsubishi Chemical Holding Corp.	21,900	212,682
Mitsubishi Corp.	22,900	616,007
Mitsubishi Electric Corp.	29,300	476,217
Mitsubishi Estate Co. Ltd.	18,600	309,209
Mitsubishi Gas Chemical Co., Inc.	2,800	67,317
Mitsubishi Heavy Industries Ltd.	4,700	181,525
Mitsubishi Materials Corp.	1,800	53,604
Mitsubishi Motors Corp. (a)	9,500	67,927
Mitsubishi Tanabe Pharma Corp.	3,400	68,789
Mitsubishi UFJ Financial Group, Inc.	179,900	1,194,024
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,000	35,764
Mitsui & Co. Ltd.	26,000	446,322
Mitsui Chemicals, Inc.	2,700	85,940
Mitsui Fudosan Co. Ltd.	13,300	320,766
Mitsui OSK Lines Ltd.	1,700	48,367
Mixi, Inc.	600	22,409
Mizuho Financial Group, Inc.	363,300	660,631
MS&AD Insurance Group Holdings, Inc.	7,200	223,854
Murata Manufacturing Co. Ltd.	2,900	400,319
Nabtesco Corp.	1,600	62,839
Nagoya Railroad Co. Ltd.	2,800	71,494
NEC Corp.	4,000	112,374
Nexon Co. Ltd. (b)	6,000	101,784
NGK Insulators Ltd.	4,000	69,409
NGK Spark Plug Co. Ltd.	2,500	60,372
NH Foods Ltd.	1,500	61,853
Nidec Corp.	3,600	552,225
Nikon Corp.	5,200	93,861
Nintendo Co. Ltd.	1,700	758,059
Nippon Building Fund, Inc.	21	116,655
Nippon Electric Glass Co. Ltd.	1,300	37,905
Nippon Express Co. Ltd.	1,200	79,301
Nippon Paint Holdings Co. Ltd.	2,500	92,012
Nippon Prologis REIT, Inc.	27	58,609
Nippon Steel & Sumitomo Metal Corp.	11,600	254,999
Nippon Telegraph & Telephone Corp.	10,500	487,774
Nippon Yusen KK	2,300	45,263
Nissan Chemical Industries Ltd.	1,800	74,956
Nissan Motor Co. Ltd. (a)	35,400	366,381
Nisshin Seifun Group, Inc.	2,800	55,946
Nissin Foods Holdings Co. Ltd.	900	62,635
Nitori Holdings Co. Ltd.	1,200	210,021
Nitto Denko Corp.	2,500	189,537
NOK Corp.	1,600	31,368
Nomura Holdings, Inc.	55,400	322,542
Nomura Real Estate Holdings, Inc.	1,700	39,740

	Number of Shares	Value
Nomura Real Estate Master Fund, Inc.	54	$75,266
Nomura Research Institute Ltd.	2,000	94,412
NSK Ltd.	6,100	82,421
NTT Data Corp.	9,900	103,861
NTT DOCOMO, Inc.	20,700	527,012
Obayashi Corp.	10,200	112,315
Obic Co. Ltd.	1,000	84,363
Odakyu Electric Railway Co. Ltd.	4,600	93,710
Oji Holdings Corp.	13,000	83,752
Olympus Corp.	4,500	172,489
Omron Corp.	2,900	170,188
Ono Pharmaceutical Co. Ltd.	6,100	194,535
Oracle Corp.	600	49,767
Oriental Land Co. Ltd.	3,300	337,913
ORIX Corp.	19,700	351,694
Osaka Gas Co. Ltd. (a)	5,800	115,293
Otsuka Corp.	1,600	81,686
Otsuka Holdings Co. Ltd.	5,900	296,328
Panasonic Corp.	33,500	478,526
Park24 Co. Ltd. (a)	1,800	49,035
Persol Holdings Co. Ltd.	2,600	75,548
Pola Orbis Holdings, Inc.	1,300	54,449
Rakuten, Inc.	14,300	118,163
Recruit Holdings Co. Ltd.	16,800	421,641
Renesas Electronics Corp. (b)	10,300	103,892
Resona Holdings, Inc.	33,900	182,471
Ricoh Co. Ltd. (a)	10,200	100,781
Rinnai Corp.	500	47,614
Rohm Co. Ltd.	1,400	133,201
Ryohin Keikaku Co. Ltd.	400	133,214
Sankyo Co. Ltd.	800	27,918
Santen Pharmaceutical Co. Ltd.	5,700	95,813
SBI Holdings, Inc. (a)	3,042	71,679
Secom Co. Ltd.	3,100	230,637
Sega Sammy Holdings, Inc.	2,400	39,100
Seibu Holdings, Inc.	3,500	61,201
Seiko Epson Corp.	4,300	74,567
Sekisui Chemical Co. Ltd.	5,800	101,488
Sekisui House Ltd.	8,900	163,619
Seven & i Holdings Co. Ltd.	11,400	489,116
Seven Bank Ltd. (a)	8,200	26,345
Sharp Corp. (a) (b)	2,300	69,008
Shimadzu Corp.	3,600	99,749
Shimamura Co. Ltd.	300	37,290
Shimano, Inc.	1,100	159,322
Shimizu Corp.	8,000	71,423
Shin-Etsu Chemical Co. Ltd.	5,900	613,354
Shinsei Bank Ltd.	2,500	38,757
Shionogi & Co. Ltd. (a)	4,500	234,859
Shiseido Co. Ltd.	5,800	374,715
The Shizuoka Bank Ltd.	8,000	77,362
Showa Shell Sekiyu KK	2,500	34,056
SMC Corp.	900	367,349

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SoftBank Group Corp.	12,500	$931,109
Sohgo Security Services Co. Ltd.	1,000	49,221
Sompo Holdings, Inc.	5,300	214,184
Sony Corp.	19,100	930,156
Sony Financial Holdings, Inc. (a)	2,400	43,989
Stanley Electric Co. Ltd.	2,200	82,947
Start Today Co. Ltd.	2,700	70,532
Subaru Corp.	9,400	311,126
Sumco Corp.	3,500	91,472
Sumitomo Chemical Co. Ltd.	24,000	138,769
Sumitomo Corp.	18,200	304,784
Sumitomo Dainippon Pharma Co. Ltd. (a)	2,100	35,179
Sumitomo Electric Industries Ltd.	11,600	178,332
Sumitomo Heavy Industries Ltd.	1,800	68,862
Sumitomo Metal Mining Co. Ltd.	3,800	156,566
Sumitomo Mitsui Financial Group, Inc.	20,200	856,571
Sumitomo Mitsui Trust Holdings, Inc.	5,100	208,826
Sumitomo Realty & Development Co. Ltd.	5,000	187,098
Sumitomo Rubber Industries Ltd.	2,400	44,249
Sundrug Co. Ltd.	1,200	56,196
Suntory Beverage & Food Ltd.	2,000	96,979
Suruga Bank Ltd.	2,500	35,031
Suzuken Co. Ltd.	1,000	42,032
Suzuki Motor Corp.	5,200	282,283
Sysmex Corp.	2,400	218,083
T&D Holdings, Inc.	7,900	126,158
Taiheiyo Cement Corp.	1,800	64,967
Taisei Corp.	3,000	153,718
Taisho Pharmaceutical Holdings Co. Ltd.	500	49,611
Taiyo Nippon Sanso Corp. (a)	2,100	31,784
Takashimaya Co. Ltd.	5,000	48,118
Takeda Pharmaceutical Co. Ltd.	10,800	526,827
TDK Corp.	1,900	169,378
Teijin Ltd.	2,600	49,505
Terumo Corp.	4,800	248,835
THK Co. Ltd.	1,700	70,838
Tobu Railway Co. Ltd.	2,800	85,381
Toho Co. Ltd.	1,600	53,444
Toho Gas Co. Ltd.	1,200	37,594
Tohoku Electric Power Co., Inc.	7,000	95,114
Tokio Marine Holdings, Inc.	10,200	464,572
Tokyo Electric Power Co. Holdings, Inc. (b)	22,300	87,139
Tokyo Electron Ltd.	2,400	443,240
Tokyo Gas Co. Ltd.	6,000	160,243
Tokyo Tatemono Co. Ltd.	2,900	43,802
Tokyu Corp.	8,200	128,890
Tokyu Fudosan Holdings Corp.	7,200	51,844
Toppan Printing Co. Ltd.	8,000	65,721
Toray Industries, Inc.	22,500	213,697

	Number of Shares	Value
Toshiba Corp. (b)	99,000	$287,678
Tosoh Corp.	4,500	88,881
TOTO Ltd.	2,100	110,229
Toyo Seikan Group Holdings Ltd.	2,200	32,885
Toyo Suisan Kaisha Ltd.	1,300	51,503
Toyoda Gosei Co. Ltd.	1,100	25,374
Toyota Industries Corp.	2,400	146,041
Toyota Motor Corp.	39,400	2,567,873
Toyota Tsusho Corp.	3,300	111,704
Trend Micro, Inc.	1,900	112,688
Tsuruha Holdings, Inc.	600	86,415
Unicharm Corp.	6,200	179,810
United Urban Investment Corp.	43	67,219
USS Co. Ltd.	3,200	65,566
West Japan Railway Co.	2,500	176,691
Yahoo! Japan Corp. (a)	22,200	104,173
Yakult Honsha Co. Ltd.	1,700	127,709
Yamada Denki Co. Ltd. (a)	9,000	54,530
Yamaguchi Financial Group, Inc.	3,000	37,168
Yamaha Corp.	2,600	113,688
Yamaha Motor Co. Ltd.	4,100	122,700
Yamato Holdings Co. Ltd. (a)	5,400	135,760
Yamazaki Baking Co. Ltd.	1,800	37,740
Yaskawa Electric Corp.	3,900	177,102
Yokogawa Electric Corp.	3,200	64,975
The Yokohama Rubber Co. Ltd.	1,800	41,903

		55,021,194

Luxembourg — 0.3%
ArcelorMittal (b)	10,138	321,559
Eurofins Scientific SE	168	88,808
Millicom International Cellular SA	935	63,853
RTL Group	528	43,852
SES SA (a)	5,812	78,740
Tenaris SA	7,270	125,688

		722,500

Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	31,488

Netherlands — 4.5%
ABN AMRO Group NV (c)	6,472	195,129
Aegon NV	26,974	182,157
AerCap Holdings NV (b)	2,010	101,947
Airbus SE	8,779	1,015,763
Akzo Nobel NV	3,847	363,685
Altice NV Class A (a) (b)	8,039	66,490
ASML Holding NV	5,850	1,157,404
Boskalis Westminster	1,275	37,378
CNH Industrial NV	15,043	186,111
EXOR NV	1,676	119,745
Ferrari NV	1,554	187,288
Ferrari NV	331	39,869
Fiat Chrysler Automobiles NV	11,145	228,695
Fiat Chrysler Automobiles NV (b)	5,239	107,420

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Heineken Holding NV	1,757	$181,171
Heineken NV	3,864	415,852
ING Groep NV	58,619	990,059
Koninklijke Ahold Delhaize NV	19,497	462,299
Koninklijke DSM NV	2,680	266,490
Koninklijke KPN NV	49,369	148,211
Koninklijke Philips NV	14,224	546,629
Koninklijke Vopak NV	988	48,540
NN Group NV	4,661	207,000
NXP Semiconductor NV (b)	5,237	612,729
QIAGEN NV (b)	3,429	110,772
Randstad Holding NV (a)	1,741	114,712
RELX NV	14,782	306,668
STMicroelectronics NV (a)	9,384	208,254
Unilever NV	24,599	1,390,543
Wolters Kluwer NV	4,400	234,330

		10,233,340

New Zealand — 0.2%
Auckland International Airport Ltd.	14,523	64,459
Fisher & Paykel Healthcare Corp. Ltd.	8,484	81,489
Fletcher Building Ltd.	9,839	42,980
Mercury NZ Ltd.	11,142	26,003
Meridian Energy Ltd.	17,006	35,181
Ryman Healthcare Ltd.	6,396	49,099
Spark New Zealand Ltd.	27,499	66,630

		365,841

Norway — 0.7%
DNB ASA	14,782	288,413
Gjensidige Forsikring ASA	2,815	51,650
Marine Harvest ASA	6,052	121,602
Norsk Hydro ASA	19,459	114,750
Orkla ASA	12,637	135,846
Schibsted ASA Class B	1,439	36,571
Statoil ASA	17,249	408,527
Telenor ASA	11,366	258,514
Yara International ASA	2,734	116,144

		1,532,017

Papua New Guinea — 0.0%
Oil Search Ltd.	19,577	108,176

Portugal — 0.2%
Banco Espirito Santo SA (b) (d) (e)	39,664	-
EDP — Energias de Portugal SA	36,565	139,047
Galp Energia SGPS SA	7,759	146,353
Jeronimo Martins SGPS SA	3,797	69,246

		354,646

Singapore — 1.3%
Ascendas REIT	35,700	71,845
CapitaLand Commercial Trust	40,643	57,016
CapitaLand Ltd.	39,700	108,647
CapitaLand Mall Trust	34,700	55,220

	Number of Shares	Value
City Developments Ltd.	5,800	$57,821
ComfortDelGro Corp. Ltd.	30,500	47,983
DBS Group Holdings, Ltd.	27,163	573,002
Genting Singapore PLC	91,000	75,416
Hutchison Port Holdings Trust	87,800	26,020
Jardine Cycle & Carriage Ltd.	1,377	36,393
Keppel Corp. Ltd.	22,500	134,348
Oversea-Chinese Banking Corp. Ltd.	47,883	471,657
SATS Ltd.	11,200	44,037
Sembcorp Industries Ltd.	16,500	39,512
Singapore Airlines Ltd.	8,200	68,099
Singapore Exchange Ltd.	11,900	67,202
Singapore Press Holdings Ltd. (a)	22,400	43,223
Singapore Technologies Engineering Ltd.	23,000	63,272
Singapore Telecommunications Ltd.	124,300	320,426
StarHub Ltd. (a)	11,100	19,461
Suntec REIT	40,500	58,707
United Overseas Bank Ltd.	20,393	430,029
UOL Group Ltd.	8,269	54,197
Wilmar International Ltd.	25,200	61,386
Yangzijiang Shipbuilding Holdings Ltd.	33,500	31,193

		3,016,112

Spain — 3.1%
Abertis Infraestructuras SA	10,560	236,853
ACS Actividades de Construccion y Servicios SA	3,495	136,359
Aena SME SA (c)	1,031	207,768
Amadeus IT Group SA	6,654	491,913
Banco Bilbao Vizcaya Argentaria SA	100,633	796,757
Banco de Sabadell SA	81,481	166,825
Banco Santander SA	243,660	1,589,166
Bankia SA (a)	18,857	84,507
Bankinter SA (a)	10,311	106,102
CaixaBank SA	54,605	260,422
Enagas SA	3,508	96,014
Endesa SA	4,918	108,303
Ferrovial SA	7,157	149,648
Gas Natural SDG SA	5,133	122,605
Grifols SA	4,380	124,064
Iberdrola SA	87,888	646,435
Industria de Diseno Textil SA	16,510	517,458
International Consolidated Airlines Group SA	9,608	83,152
Mapfre SA	15,463	51,430
Red Electrica Corp. SA	6,719	138,404
Repsol SA	18,998	337,531
Siemens Gamesa Renewable Energy SA (a)	3,405	54,664
Telefonica SA	70,574	699,462

		7,205,842

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.6%
Alfa Laval AB	4,516	$106,761
Assa Abloy AB Class B	15,341	333,081
Atlas Copco AB Class A	10,181	441,056
Atlas Copco AB Class B	6,005	233,736
Boliden AB	4,239	149,439
Electrolux AB Series B	3,750	118,003
Essity AB Class B (b)	9,196	254,286
Getinge AB Class B	3,244	36,926
Hennes & Mauritz AB Class B (a)	14,175	212,636
Hexagon AB Class B	3,948	236,530
Husqvarna AB Class B	5,913	57,042
ICA Gruppen AB	1,090	38,591
Industrivarden AB Class C	2,329	54,163
Investor AB Class B	6,776	301,619
Kinnevik AB Class B	3,566	128,477
L E Lundbergforetagen AB Class B	529	37,933
Lundin Petroleum AB (b)	3,004	75,921
Nordea Bank AB	46,128	492,793
Sandvik AB	17,201	315,654
Securitas AB Class B	4,805	81,832
Skandinaviska Enskilda Banken AB Class A (a)	23,219	243,448
Skanska AB Class B	5,300	108,426
SKF AB Class B (a)	5,892	120,468
Svenska Handelsbanken AB Class A	23,249	291,692
Swedbank AB Class A (a)	13,792	309,236
Swedish Match AB	2,708	123,109
Tele2 AB Class B	5,081	61,009
Telefonaktiebolaget LM Ericsson Class B (a)	46,837	297,222
Telia Co AB	42,762	201,721
Volvo AB Class B	23,707	432,823

		5,895,633

Switzerland — 7.7%
ABB Ltd. Registered	27,859	663,444
Adecco Group AG Registered	2,499	178,056
Baloise Holding AG Registered	710	108,663
Barry Callebaut AG Registered	31	60,596
Chocoladefabriken Lindt & Spruengli AG	15	93,023
Chocoladefabriken Lindt & Spruengli AG Registered	2	145,467
Cie Financiere Richemont SA Registered	7,921	711,546
Clariant AG	3,473	82,932
Coca-Cola HBC AG (b)	2,905	107,484
Credit Suisse Group AG Registered	36,684	615,537
Dufry AG Registered (b)	530	69,494
EMS-Chemie Holding AG Registered	117	73,871
Geberit AG Registered	568	251,200
Givaudan SA Registered	137	312,275
Julius Baer Group Ltd.	3,433	211,387

	Number of Shares	Value
Kuehne & Nagel International AG Registered	834	$131,322
LafargeHolcim Ltd. Registered (b)	4,338	236,754
LafargeHolcim Ltd. Registered	2,624	143,717
Lonza Group AG Registered	1,139	268,677
Nestle SA Registered	47,052	3,724,937
Novartis AG Registered	33,620	2,719,927
Pargesa Holding SA	565	50,134
Partners Group Holding AG	267	198,711
Roche Holding AG	10,621	2,436,031
Schindler Holding AG	629	135,670
Schindler Holding AG Registered	286	59,887
SGS SA Registered	80	196,678
Sika AG	32	250,822
Sonova Holding AG Registered	812	129,067
Straumann Holding AG Registered	152	95,837
The Swatch Group AG	474	209,140
The Swatch Group AG Registered	793	66,517
Swiss Life Holding AG Registered	493	175,642
Swiss Prime Site AG Registered	1,085	105,050
Swiss Re AG	4,784	487,124
Swisscom AG Registered (a)	399	197,883
UBS Group AG Registered	55,195	971,884
Vifor Pharma AG	765	117,983
Zurich Insurance Group AG	2,286	750,116

		17,544,485

United Kingdom — 16.7%
3i Group PLC	15,002	181,135
Admiral Group PLC	2,904	75,202
Anglo American PLC (a)	20,327	474,882
Antofagasta PLC	5,883	76,159
Ashtead Group PLC	7,701	209,994
Associated British Foods PLC	5,461	190,917
AstraZeneca PLC	19,128	1,315,653
Auto Trader Group PLC (c)	15,110	74,378
Aviva PLC	61,086	425,693
Babcock International Group PLC (a)	3,489	32,781
BAE Systems PLC	48,520	396,333
Barclays PLC	257,598	752,306
Barratt Developments PLC	14,703	109,520
The Berkeley Group Holdings PLC	2,034	108,257
BHP Billiton PLC	32,001	631,253
BP PLC	298,544	2,010,245
British American Tobacco PLC	34,660	2,012,053
The British Land Co. PLC	14,357	129,499
BT Group PLC	128,303	409,968
Bunzl PLC	5,175	152,216
Burberry Group PLC	6,379	151,911
Capita PLC	9,751	19,734
Carnival PLC	2,776	178,874
Centrica PLC	83,747	167,229
Cobham PLC (b)	34,763	60,026
Coca-Cola European Partners PLC	3,369	140,243

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Compass Group PLC	24,051	$491,463
ConvaTec Group PLC (c)	22,019	61,611
Croda International PLC	2,045	131,230
Diageo PLC	37,670	1,274,379
Direct Line Insurance Group PLC	21,369	114,412
easyJet PLC	2,223	50,116
Experian PLC	13,751	297,049
Ferguson PLC	3,723	280,042
Fresnillo PLC	3,206	57,114
G4S PLC	24,142	84,169
GKN PLC	26,724	173,754
GlaxoSmithKline PLC	74,332	1,444,119
Glencore PLC	184,847	919,762
GVC Holdings PLC	8,214	106,028
Hammerson PLC	12,374	93,286
Hargreaves Lansdown PLC	3,964	90,976
HSBC Holdings PLC	302,072	2,823,727
IMI PLC	3,861	58,604
Imperial Brands PLC	14,477	493,353
InterContinental Hotels Group PLC	2,802	168,018
Intertek Group PLC	2,489	162,918
Investec PLC	10,027	77,450
ITV PLC	57,044	115,545
J Sainsbury PLC	25,337	84,919
John Wood Group PLC	10,306	78,178
Johnson Matthey PLC	2,834	121,153
Kingfisher PLC	32,512	133,792
Land Securities Group PLC	11,433	150,529
Legal & General Group PLC	91,034	329,763
Lloyds Banking Group PLC	1,086,565	987,361
London Stock Exchange Group PLC	4,650	269,439
Marks & Spencer Group PLC	23,477	89,104
Mediclinic International PLC (a)	5,334	45,043
Meggitt PLC	11,224	68,083
Merlin Entertainments PLC (c)	10,676	51,956
Micro Focus International PLC	6,357	88,936
Mondi PLC	5,403	145,397
National Grid PLC	51,194	575,719
Next PLC	2,282	152,516
Old Mutual PLC	75,871	255,126
Pearson PLC	12,042	126,691
Persimmon PLC	4,544	161,550
Prudential PLC	39,039	975,871
Randgold Resources Ltd.	1,459	120,851
Reckitt Benckiser Group PLC	10,100	855,863
RELX PLC	16,293	335,238
Rio Tinto PLC	18,302	929,226
Rolls-Royce Holdings PLC	25,263	309,430
Royal Bank of Scotland Group PLC (b)	54,923	199,875
Royal Dutch Shell PLC Class A	68,582	2,152,085
Royal Dutch Shell PLC Class B	56,502	1,820,773
Royal Mail PLC	12,962	98,431

	Number of Shares	Value
RSA Insurance Group PLC	15,014	$132,821
The Sage Group PLC	16,776	150,717
Schroders PLC	1,783	79,958
Segro PLC	15,610	131,811
Severn Trent PLC	3,718	96,303
Shire PLC	13,745	685,178
Sky PLC	15,357	279,611
Smith & Nephew PLC	13,403	250,555
Smiths Group PLC	6,147	130,720
SSE PLC	15,039	269,537
St. James’s Place PLC	7,746	118,255
Standard Chartered PLC	49,918	499,847
Standard Life Aberdeen PLC	41,013	207,258
Taylor Wimpey PLC	47,982	124,468
Tesco PLC	147,714	426,823
Travis Perkins PLC	3,825	66,300
Unilever PLC	18,608	1,033,986
United Utilities Group PLC	10,710	107,610
Vodafone Group PLC	403,032	1,103,580
The Weir Group PLC	3,382	94,789
Whitbread PLC	2,718	141,470
Wm Morrison Supermarkets PLC	34,908	104,600
WPP PLC	19,404	308,407

		38,313,088

TOTAL COMMON STOCK (Cost $194,028,316)		222,266,791

PREFERRED STOCK — 0.6%
Germany — 0.5%
Bayerische Motoren Werke AG 4.460%	788	73,867
Fuchs Petrolub SE 2.030%	972	52,787
Henkel AG & Co. KGaA 1.740%	2,652	348,742
Porsche Automobil Holding SE 1.380%	2,365	196,646
Schaeffler AG 3.810%	2,305	35,592
Volkswagen AG 1.170%	2,808	558,522

		1,266,156

Italy — 0.1%
Intesa Sanpaolo SpA 5.910%	12,875	48,792
Telecom Italia SpA 3.720%	87,728	73,276

		122,068

TOTAL PREFERRED STOCK (Cost $1,099,925)		1,388,224

TOTAL EQUITIES (Cost $195,128,241)		223,655,015

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.3%
United States — 2.3%
State Street Navigator Securities Lending Prime Portfolio (f)	5,331,707	$5,331,707

TOTAL MUTUAL FUNDS (Cost $5,331,707)		5,331,707

TOTAL LONG-TERM INVESTMENTS (Cost $200,459,948)		228,986,722

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (g)	$2,917,702	2,917,702

TOTAL SHORT-TERM INVESTMENTS (Cost $2,917,702)		2,917,702

TOTAL INVESTMENTS — 101.4% (Cost $203,377,650) (h)		231,904,424

Other Assets/(Liabilities) — (1.4)%		(3,173,979)

NET ASSETS — 100.0%		$228,730,445

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $5,066,997 or 2.22% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $1,543,586 or 0.67% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $2,917,942. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $2,978,556.
(h)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	23.7%
Consumer, Non-cyclical	22.1%
Consumer, Cyclical	13.5%
Industrial	13.2%
Basic Materials	6.6%
Communications	5.8%
Energy	5.2%
Technology	3.8%
Utilities	3.3%
Mutual Funds	2.3%
Diversified	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	18,384,527	BNP Paribas SA*	06/20/18	$175,000	$(1,329)

AUD	392,039	Citibank N.A.*	06/20/18	306,943	(5,782)
CHF	63,942	Citibank N.A.*	06/20/18	67,999	(679)
EUR	1,022,543	Citibank N.A.*	06/20/18	1,271,194	(5,854)
HKD	723,350	Citibank N.A.*	06/20/18	92,539	(138)
JPY	115,942,664	Citibank N.A.*	06/20/18	1,100,301	(5,041)
SGD	9,766	Citibank N.A.*	06/20/18	7,465	(3)

				2,846,441	(17,497)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
EUR	149,925	Societe Generale*	06/20/18	$187,000	$(1,476)
GBP	392,397	Societe Generale*	06/20/18	549,799	2,497
SEK	1,126,050	Societe Generale*	06/20/18	138,667	(3,036)

				875,466	(2,015)

				$3,896,907	$(20,841)

Contracts to Deliver
AUD	247,564	Citibank N.A.*	06/20/18	$191,000	$823
CHF	158,204	Citibank N.A.*	06/20/18	168,000	1,437
DKK	33,217	Citibank N.A.*	06/20/18	5,538	24
SGD	97,209	Citibank N.A.*	06/20/18	74,000	(274)

				438,538	2,010

ILS	119,805	Goldman, Sachs & Co.*	06/20/18	35,005	688

JPY	50,998,723	Morgan Stanley & Co. LLC*	06/20/18	482,000	237
NOK	504,037	Morgan Stanley & Co. LLC*	06/20/18	65,598	1,143

				547,598	1,380

				$1,021,141	$4,078

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Hang Seng Index	04/27/18	1	$192,342	$(896)
Topix Index	06/07/18	9	1,431,219	20,639
Euro Stoxx 50 Index	06/15/18	60	2,452,204	(29,941)
FTSE 100 Index	06/15/18	11	1,093,928	(14,621)
ASX SPI 200 Index	06/21/18	5	567,777	(17,085)

				$(41,904)

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Australia — 1.4%
Amcor Ltd.	52,260	$573,496
AMP Ltd.	846,245	3,260,001
Orica Ltd.	356,687	4,886,513

		8,720,010

Belgium — 0.7%
KBC Group NV	49,803	4,341,121

Brazil — 0.6%
Ambev SA ADR	473,794	3,444,482

Canada — 2.0%
Canadian National Railway Co.	75,819	5,544,643
Cenovus Energy, Inc.	42,700	363,581
Suncor Energy, Inc.	185,527	6,406,719

		12,314,943

Cayman Islands — 1.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	10,242	1,879,817
Baidu, Inc. Sponsored ADR (a)	20,439	4,561,780

		6,441,597

Denmark — 1.5%
Carlsberg A/S Class B	22,841	2,729,474
Novo Nordisk A/S Class B	127,529	6,274,990

		9,004,464

France — 14.8%
Air Liquide SA	72,500	8,889,911
BNP Paribas SA	152,601	11,314,667
Bureau Veritas SA	97,100	2,525,096
Danone SA	94,395	7,645,475
Dassault Systemes SE	22,495	3,060,018
Engie SA	266,030	4,444,439
Essilor International Cie Generale d’Optique SA	20,249	2,733,390
Hermes International	1,216	721,013
L’Oreal SA	16,919	3,822,137
Legrand SA	44,716	3,509,552
LVMH Moet Hennessy Louis Vuitton SE	24,417	7,529,933
Pernod Ricard SA	62,166	10,355,886
Publicis Groupe SA	77,572	5,404,793
Safran SA	31,660	3,355,044
Sanofi	3,200	257,137
Schneider Electric SE	105,963	9,320,595
Valeo SA	73,880	4,885,637

		89,774,723

Germany — 13.6%
Allianz SE Registered	48,155	10,882,760

	Number of Shares	Value
Bayer AG Registered	148,602	$16,802,887
Bayerische Motoren Werke AG	99,990	10,851,446
Beiersdorf AG	61,551	6,969,981
Continental AG	20,925	5,780,008
Daimler AG Registered	141,170	11,995,949
Linde AG (a)	9,119	1,919,711
Merck KGaA	38,014	3,646,875
MTU Aero Engines AG	12,884	2,171,757
ProSiebenSat.1 Media SE	85,434	2,963,183
SAP SE	78,753	8,241,189

		82,225,746

Hong Kong — 1.7%
AIA Group Ltd.	1,188,000	10,141,805

India — 2.4%
Axis Bank Ltd.	443,130	3,491,189
Housing Development Finance Corp. Ltd.	139,541	3,914,828
Tata Consultancy Services Ltd.	157,063	6,886,076

		14,292,093

Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	4,198,800	2,348,444

Ireland — 0.8%
Ryanair Holdings PLC Sponsored ADR (a)	3,800	466,830
Willis Towers Watson PLC	30,167	4,591,116

		5,057,946

Israel — 0.8%
Check Point Software Technologies Ltd. (a)	45,809	4,550,666

Italy — 3.0%
Eni SpA	221,940	3,912,341
Intesa Sanpaolo SpA	3,746,879	13,664,056
Luxottica Group SpA	10,670	664,017

		18,240,414

Japan — 10.4%
Daikin Industries Ltd.	40,100	4,453,228
Denso Corp.	97,600	5,360,824
FANUC Corp.	14,300	3,639,474
Hoya Corp.	171,500	8,685,375
Japan Tobacco, Inc.	158,400	4,532,642
Kao Corp.	41,300	3,113,827
Kubota Corp.	222,400	3,919,297
Kyocera Corp.	78,200	4,432,721
Olympus Corp.	186,900	7,164,038
Shin-Etsu Chemical Co. Ltd.	17,700	1,840,061
Terumo Corp.	155,700	8,071,594
Toyota Motor Corp.	119,800	7,807,899

		63,020,980

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.5%
Grupo Televisa SAB Sponsored ADR	176,800	$2,821,728

Netherlands — 6.8%
Akzo Nobel NV	74,186	7,013,334
ASML Holding NV	9,470	1,873,610
CNH Industrial NV	587,800	7,272,228
EXOR NV	80,100	5,722,886
ING Groep NV	391,926	6,619,524
Koninklijke Philips NV	30,835	1,184,990
QIAGEN NV (a)	70,578	2,279,983
Randstad Holding NV (b)	74,341	4,898,203
RELX NV	192,924	4,002,403

		40,867,161

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd.	105	244,688

Singapore — 1.0%
DBS Group Holdings, Ltd.	272,200	5,742,040

South Africa — 0.3%
Naspers Ltd.	8,535	2,090,705

Spain — 0.9%
Amadeus IT Group SA	75,446	5,577,526

Sweden — 2.6%
Essity AB Class B (a)	107,312	2,967,374
Hennes & Mauritz AB Class B (b)	567,650	8,515,182
SKF AB Class B (b)	166,900	3,412,440
Volvo AB Class B	41,300	754,022

		15,649,018

Switzerland — 11.5%
Cie Financiere Richemont SA Registered	47,390	4,257,057
Credit Suisse Group AG Registered	541,405	9,084,477
Julius Baer Group Ltd.	43,931	2,705,051
Kuehne & Nagel International AG Registered	23,083	3,634,657
LafargeHolcim Ltd. Registered	122,490	6,708,814
Nestle SA Registered	167,075	13,226,724
Novartis AG Registered	78,016	6,311,654
Roche Holding AG	39,337	9,022,330
The Swatch Group AG	5,675	2,503,950
UBS Group AG Registered	475,515	8,372,957
Zurich Insurance Group AG	10,864	3,564,856

		69,392,527

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	135,006	5,907,863
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	407,953

		6,315,816

United Kingdom — 17.6%
Ashtead Group PLC	97,400	2,655,948

	Number of Shares	Value
Barclays PLC	1,407,344	$4,110,101
Compass Group PLC	323,786	6,616,306
Diageo PLC	235,222	7,957,581
Experian PLC	418,601	9,042,602
Ferguson PLC	10,300	774,760
G4S PLC	724,400	2,525,556
Glencore PLC	1,667,100	8,295,163
Liberty Global PLC Series A (a)	103,900	3,253,109
Liberty Global PLC Series C (a)	102,900	3,131,247
Lloyds Banking Group PLC	12,023,400	10,925,660
Meggitt PLC	282,249	1,712,082
Prudential PLC	106,689	2,666,940
Reckitt Benckiser Group PLC	81,883	6,938,678
RELX PLC	35,705	734,650
Rio Tinto PLC	80,432	4,083,680
Rolls-Royce Holdings PLC	318,413	3,900,031
Royal Bank of Scotland Group PLC (a)	1,368,000	4,978,407
Schroders PLC	300	9,613
Schroders PLC	103,900	4,659,340
Smiths Group PLC	199,203	4,236,169
Tesco PLC	585,619	1,692,161
WPP PLC	739,997	11,761,515

		106,661,299

United States — 0.9%
Yum China Holdings, Inc.	128,093	5,315,860

TOTAL COMMON STOCK (Cost $519,477,950)		594,597,802

TOTAL EQUITIES (Cost $519,477,950)		594,597,802

MUTUAL FUNDS — 2.5%
United States — 2.5%
State Street Navigator Securities Lending Prime Portfolio (c)	15,293,618	15,293,618

TOTAL MUTUAL FUNDS (Cost $15,293,618)		15,293,618

TOTAL LONG-TERM INVESTMENTS (Cost $534,771,568)		609,891,420

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$8,585,201	8,585,201

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/02/18	$39,532	$39,532

TOTAL SHORT-TERM INVESTMENTS (Cost $8,624,733)		8,624,733

TOTAL INVESTMENTS — 102.2% (Cost $543,396,301) (e)		618,516,153

Other Assets/(Liabilities) — (2.2)%		(13,327,332)

NET ASSETS — 100.0%		$605,188,821

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $14,558,726 or 2.41% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $8,585,907. Collateralized by U.S. Government Agency obligations with rates ranging from 1.375% — 2.500%, maturity dates ranging from 8/15/23 — 9/30/23, and an aggregate market value, including accrued interest, of $8,762,897.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	27.0%
Financial	22.7%
Industrial	14.3%
Consumer, Cyclical	14.0%
Communications	6.4%
Technology	6.1%
Basic Materials	5.3%
Mutual Funds	2.5%
Energy	1.8%
Utilities	0.7%

Total Long-Term Investments	100.8%
Short-Term Investments and Other Assets and Liabilities	(0.8)%

Net Assets	100.0%

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
CHF	4,834,000	State Street Bank and Trust Co.*	9/19/18	$5,146,030	$14,235

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.0%
Argentina — 0.1%
Loma Negra Cia Industrial Argentina SA (a)	9,079	$193,564
YPF SA Sponsored ADR	28,022	605,836

		799,400

Australia — 3.1%
Amcor Ltd.	252,620	2,772,227
Australia & New Zealand Banking Group Ltd.	78,806	1,634,992
BHP Billiton Ltd.	13,702	303,093
Challenger Ltd.	118,936	1,062,120
CSL Ltd.	5,208	626,244
Downer EDI Ltd.	276,493	1,374,320
Incitec Pivot Ltd.	424,948	1,153,825
Independence Group NL	246,815	880,068
Macquarie Group Ltd.	15,330	1,223,072
Primary Health Care Ltd.	450,971	1,359,793
Rio Tinto Ltd.	9,000	505,853
Scentre Group	287,118	848,160
South32 Ltd.	1,172,283	2,922,054
Suncorp Group Ltd.	139,744	1,437,442
Telstra Corp. Ltd.	106,941	259,469
WorleyParsons Ltd.	149,285	1,662,565

		20,025,297

Austria — 1.1%
BAWAG Group AG (a) (b)	11,099	609,431
Erste Group Bank AG	129,609	6,518,368

		7,127,799

Belgium — 0.5%
Anheuser-Busch InBev SA/NV	17,547	1,928,460
Umicore SA	23,181	1,229,755

		3,158,215

Bermuda — 0.9%
Credicorp Ltd.	5,938	1,348,163
Hongkong Land Holdings Ltd.	185,600	1,282,999
Jardine Matheson Holdings Ltd.	35,300	2,177,433
Liberty Latin America Ltd. (a)	41,100	784,599

		5,593,194

Brazil — 1.3%
BB Seguridade Participacoes SA	179,906	1,595,011
BR Malls Participacoes SA	100,500	354,640
EDP — Energias do Brasil SA	410,500	1,654,956
Lojas Renner SA	252,200	2,624,020
Multiplan Empreendimentos Imobiliarios SA	17,240	358,643
Raia Drogasil SA	73,800	1,672,065

		8,259,335

	Number of Shares	Value
British Virgin Islands — 0.1%
Mail.ru Group Ltd. GDR (a) (c)	14,341	$502,912

Canada — 2.4%
Alimentation Couche-Tard, Inc. Class B	21,852	978,154
Canadian Natural Resources Ltd.	54,651	1,717,985
Canadian Pacific Railway Ltd.	5,947	1,048,751
Element Fleet Management Corp.	138,493	446,110
Empire Co. Ltd.	29,002	582,133
Magna International, Inc.	75,058	4,229,518
National Bank of Canada	62,282	2,931,486
Restaurant Brands International, Inc.	11,000	626,120
Seven Generations Energy Ltd. Class A (a)	81,854	1,016,544
Sun Life Financial, Inc.	33,554	1,377,997
TransCanada Corp.	20,134	831,736

		15,786,534

Cayman Islands — 6.4%
58.com, Inc. ADR (a)	5,848	467,021
AAC Technologies Holdings, Inc.	26,000	475,417
Alibaba Group Holding Ltd. Sponsored ADR (a)	51,403	9,434,507
Baidu, Inc. Sponsored ADR (a)	12,147	2,711,089
China Mengniu Dairy Co. Ltd.	695,000	2,405,892
CK Asset Holdings Ltd.	201,000	1,700,884
CK Hutchison Holdings Ltd.	535,000	6,432,089
Ctrip.com International Ltd. ADR (a)	40,813	1,902,702
Hengan International Group Co. Ltd.	120,000	1,118,269
Pagseguro Digital Ltd. (a)	14,799	567,098
Sea Ltd. (a)	52,924	596,453
Sunny Optical Technology Group Co. Ltd.	47,000	886,752
TAL Education Group Sponsored ADR	11,696	433,805
Tencent Holdings Ltd.	215,600	11,476,651
Wuxi Biologics Cayman, Inc. (a) (b)	14,000	136,008
YY, Inc. ADR (a)	9,081	955,321

		41,699,958

Chile — 0.2%
Banco Santander Chile Sponsored ADR	31,760	1,064,278

China — 0.8%
Anhui Conch Cement Co. Ltd. Class H	179,000	987,450
China Longyuan Power Group Corp. Class H	1,419,000	1,094,646
Huaneng Renewables Corp. Ltd. Class H	902,000	338,914
Ping An Insurance Group Co. of China Ltd. Class H	268,000	2,757,607

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tsingtao Brewery Co. Ltd. Class H	14,000	$73,809

		5,252,426

Colombia — 0.0%
Grupo Aval Acciones y Valores SA	32,181	267,424

Denmark — 1.0%
Danske Bank A/S	31,158	1,164,436
Genmab A/S (a)	1,941	417,868
GN Store Nord A/S	64,003	2,271,169
Novo Nordisk A/S Class B	15,663	770,689
TDC A/S (a)	227,403	1,886,396

		6,510,558

Finland — 0.6%
Sampo OYJ Class A	46,339	2,584,520
Stora Enso OYJ Class R	66,442	1,222,990

		3,807,510

France — 7.3%
Air Liquide SA	20,714	2,539,940
AXA SA	150,058	3,994,835
BNP Paribas SA	99,545	7,380,807
Dassault Aviation SA	1,576	3,011,844
Engie SA	97,316	1,625,813
Eutelsat Communications SA	59,725	1,184,333
Gecina SA	6,222	1,081,445
Kering SA	2,611	1,251,961
L’Oreal SA	7,158	1,617,049
Legrand SA	12,109	950,380
Publicis Groupe SA	20,714	1,443,239
Rexel SA	84,332	1,428,327
Sanofi	57,558	4,625,085
Schneider Electric SE	31,868	2,803,136
Thales SA	23,081	2,812,485
Total SA	155,779	8,853,487
Unibail-Rodamco SE	4,843	1,108,597

		47,712,763

Germany — 6.8%
BASF SE	12,042	1,223,839
Bayer AG Registered	80,351	9,085,536
Bayerische Motoren Werke AG	22,146	2,403,401
Beiersdorf AG	4,675	529,393
Commerzbank AG (a)	111,800	1,452,533
Covestro AG (b)	6,903	679,473
E.ON SE	45,828	509,255
Fresenius SE & Co. KGaA	60,281	4,604,435
GEA Group AG	42,734	1,817,977
Hannover Rueck SE	4,771	651,590
HeidelbergCement AG	7,740	760,472
Infineon Technologies AG	27,041	724,429
Linde AG (a)	4,551	958,066
Merck KGaA	12,489	1,198,133

	Number of Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	15,502	$3,605,286
Scout24 AG (b)	33,694	1,570,835
Siemens AG Registered	41,166	5,250,729
Siemens Healthineers AG (a) (b)	37,114	1,525,275
Stroeer SE & Co KGaA	9,364	655,032
Telefonica Deutschland Holding AG	861,905	4,049,822
Wirecard AG	8,051	951,695

		44,207,206

Hong Kong — 2.1%
AIA Group Ltd.	1,281,600	10,940,857
China Overseas Land & Investment Ltd.	360,000	1,265,549
CNOOC Ltd.	748,000	1,103,840
CSPC Pharmaceutical Group Ltd.	252,000	678,393

		13,988,639

Hungary — 0.1%
OTP Bank PLC	10,701	482,352

India — 1.9%
Axis Bank Ltd. GDR (c)	61,318	2,438,648
HDFC Bank Ltd. ADR	59,296	5,856,666
ICICI Bank Ltd. Sponsored ADR	100,770	891,814
Infosys Ltd. Sponsored ADR	106,371	1,898,722
Mahindra & Mahindra Ltd. Sponsored GDR	54,930	632,350
Tata Motors Ltd. (a)	6,045	155,357
Wipro Ltd.	124,400	641,904

		12,515,461

Indonesia — 0.8%
Astra International Tbk PT	1,523,500	811,557
Bank Central Asia Tbk PT	1,917,500	3,255,561
Sarana Menara Nusantara Tbk PT	3,429,500	892,612

		4,959,730

Ireland — 0.7%
Bank of Ireland Group PLC (a)	82,018	718,895
DCC PLC	11,596	1,068,513
Ryanair Holdings PLC Sponsored ADR (a)	13,002	1,597,296
Shire PLC ADR	6,449	963,416

		4,348,120

Italy — 1.8%
Banca Mediolanum SpA	204,838	1,788,994
Intesa Sanpaolo SpA	705,529	2,572,911
Leonardo SpA	62,442	722,177
Moncler SpA	31,417	1,198,005
Prysmian SpA	72,370	2,276,916
Saipem SpA (a)	90,030	353,931
UniCredit SpA (a)	119,998	2,517,813

		11,430,747

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 16.6%
Aisin Seiki Co. Ltd.	11,000	$602,275
Asahi Kasei Corp.	102,500	1,364,460
Asics Corp.	74,200	1,378,921
Astellas Pharma, Inc.	324,900	4,989,387
Benesse Holdings, Inc.	43,000	1,563,161
Bridgestone Corp.	21,100	926,348
Central Japan Railway Co.	6,000	1,143,391
Chugai Pharmaceutical Co. Ltd.	25,000	1,268,809
Coca-Cola Bottlers Japan Holdings, Inc.	10,900	449,089
Credit Saison Co. Ltd.	35,800	599,035
CyberAgent, Inc.	14,700	762,571
DeNA Co. Ltd.	2,200	39,656
DIC Corp.	37,100	1,249,600
Disco Corp.	1,600	345,186
Electric Power Development Co. Ltd.	37,100	955,100
Ezaki Glico Co. Ltd.	30,400	1,615,570
Fujitsu General Ltd.	92,200	1,652,246
Fujitsu Ltd.	189,000	1,145,463
Hamamatsu Photonics KK	13,700	525,977
Hitachi Metals Ltd.	143,000	1,682,381
Honda Motor Co. Ltd.	58,400	2,027,795
Inpex Corp.	77,200	963,458
Japan Tobacco, Inc.	102,200	2,924,470
JFE Holdings, Inc.	38,100	769,596
JGC Corp.	32,900	717,768
Kakaku.com, Inc.	28,400	501,111
Kansai Paint Co. Ltd.	32,100	751,591
Kirin Holdings Co. Ltd.	24,500	657,052
Koito Manufacturing Co. Ltd.	24,900	1,745,973
Kusuri no Aoki Holdings Co. Ltd.	6,200	448,701
Kyocera Corp.	20,300	1,150,694
Mabuchi Motor Co. Ltd.	9,100	451,407
Miraca Holdings, Inc.	29,900	1,177,643
Mitsubishi Corp.	39,700	1,067,924
Mitsubishi Electric Corp.	307,400	4,996,213
Mitsubishi Motors Corp.	229,600	1,641,686
Mitsubishi UFJ Financial Group, Inc.	718,500	4,768,796
Mitsubishi UFJ Lease & Finance Co. Ltd.	203,800	1,214,776
Mitsui Fudosan Co. Ltd.	62,700	1,512,184
Murata Manufacturing Co. Ltd.	8,300	1,145,741
Nippon Shokubai Co. Ltd.	21,900	1,510,687
Nippon Telegraph & Telephone Corp.	159,300	7,400,223
Omron Corp.	18,500	1,085,683
Panasonic Corp.	169,400	2,419,770
Pola Orbis Holdings, Inc.	13,500	565,432
Recruit Holdings Co. Ltd.	37,800	948,691
Renesas Electronics Corp. (a)	116,100	1,171,055
Sega Sammy Holdings, Inc.	24,800	404,032
Seven & i Holdings Co. Ltd.	96,600	4,144,614
SMC Corp.	2,400	979,597

	Number of Shares	Value
SoftBank Group Corp.	9,800	$729,989
Sony Corp.	13,900	676,920
Square Enix Holdings Co. Ltd.	20,600	926,468
Stanley Electric Co. Ltd.	17,200	648,498
Sumitomo Corp.	399,400	6,688,491
Sumitomo Mitsui Financial Group, Inc.	21,300	903,216
Sumitomo Mitsui Trust Holdings, Inc.	29,100	1,191,538
Sumitomo Realty & Development Co. Ltd.	33,000	1,234,847
Sumitomo Rubber Industries Ltd.	109,500	2,018,852
Suzuki Motor Corp.	38,300	2,079,121
Terumo Corp.	14,300	741,322
THK Co. Ltd.	37,000	1,541,761
Tokio Marine Holdings, Inc.	92,400	4,208,476
Tokyo Electron Ltd.	9,400	1,736,022
Tosoh Corp.	15,800	312,070
Toyota Motor Corp.	78,500	5,116,194
Yahoo! Japan Corp.	453,100	2,126,162

		108,402,936

Luxembourg — 0.2%
Samsonite International SA	179,700	821,708
Tenaris SA Sponsored ADR (Luxembourg)	10,794	374,228

		1,195,936

Malaysia — 0.0%
Astro Malaysia Holdings Bhd	6,300	3,339

Mexico — 0.5%
America Movil SAB de CV Sponsored ADR	34,159	652,095
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	154,703	1,109,220
Fibra Uno Administracion SA de CV	369,600	558,708
Grupo Aeroportuario del Sureste SAB de CV	908	154,878
Wal-Mart de Mexico SAB de CV	439,500	1,118,106

		3,593,007

Netherlands — 2.3%
ABN AMRO Group NV (b)	85,624	2,581,540
Airbus SE	9,643	1,115,731
Akzo Nobel NV	15,460	1,461,545
Altice NV Class A (a)	43,694	361,391
ASML Holding NV	14,405	2,849,985
ING Groep NV	127,571	2,154,639
Koninklijke DSM NV	15,919	1,582,931
Koninklijke Philips NV	62,246	2,392,115
X5 Retail Group NV GDR (a) (c)	11,552	388,853
Yandex NV Class A (a)	12,100	477,345

		15,366,075

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 0.8%
DNB ASA	151,413	$2,954,229
Statoil ASA	36,402	862,149
Storebrand ASA	137,421	1,125,069
Yara International ASA	13,317	565,726

		5,507,173

Philippines — 0.4%
BDO Unibank, Inc.	113,920	304,568
GT Capital Holdings, Inc.	15,390	346,563
SM Investments Corp.	60,100	1,063,112
Universal Robina Corp.	229,820	671,002

		2,385,245

Republic of Korea — 3.5%
AMOREPACIFIC Group	3,137	405,574
Hyundai Mobis Co. Ltd.	3,129	747,055
KT Corp.	22,000	565,688
KT Corp. Sponsored ADR (a)	58,464	800,957
KT&G Corp.	9,192	861,599
LG Household & Health Care Ltd.	3,028	3,400,693
NAVER Corp.	4,820	3,574,111
Netmarble Games Corp. (b)	2,602	362,881
Samsung Electronics Co. Ltd.	4,871	11,351,169
Samsung Fire & Marine Insurance Co. Ltd.	4,401	1,109,351

		23,179,078

Russia — 0.8%
Magnit PJSC Sponsored GDR Registered (c)	20,245	373,323
MMC Norilsk Nickel PJSC ADR (Russia)	73,877	1,371,045
Sberbank of Russia PJSC Sponsored ADR	174,061	3,250,769

		4,995,137

Singapore — 1.2%
Broadcom Ltd.	6,852	1,614,674
DBS Group Holdings, Ltd.	84,900	1,790,960
Sembcorp Industries Ltd.	77,900	186,545
United Overseas Bank Ltd.	146,400	3,087,146
Wilmar International Ltd.	356,400	868,178

		7,547,503

South Africa — 1.6%
Aspen Pharmacare Holdings Ltd.	28,714	630,074
Barclays Africa Group Ltd.	108,685	1,744,930
Bid Corp. Ltd.	16,547	360,480
Clicks Group Ltd.	30,020	464,663
FirstRand Ltd.	475,780	2,692,653
Mr Price Group Ltd.	16,130	388,843
Naspers Ltd.	5,665	1,387,680
Sanlam Ltd.	160,936	1,161,488
Shoprite Holdings Ltd.	80,600	1,721,515

		10,552,326

	Number of Shares	Value
Spain — 2.1%
Amadeus IT Group SA	29,248	$2,162,228
CaixaBank SA	193,195	921,384
Gas Natural SDG SA	89,036	2,126,684
Grifols SA	97,023	2,056,888
Iberdrola SA	301,530	2,217,819
Indra Sistemas SA (a)	105,646	1,462,493
Telefonica SA	300,665	2,979,904

		13,927,400

Sweden — 2.0%
Elekta AB	66,404	708,462
Essity AB Class B (a)	123,700	3,420,533
Getinge AB Class B	68,803	783,171
Hexagon AB Class B	30,604	1,833,523
Nordea Bank AB	283,317	3,026,722
Svenska Handelsbanken AB Class A	175,849	2,206,281
Telefonaktiebolaget LM Ericsson Class B	200,259	1,270,820

		13,249,512

Switzerland — 5.8%
ABB Ltd. Registered	63,506	1,512,353
dormakaba Holding AG	480	375,571
GAM Holding Ltd.	38,313	644,647
Julius Baer Group Ltd.	30,725	1,891,892
Nestle SA Registered	100,587	7,963,110
Novartis AG Registered	66,350	5,367,851
PSP Swiss Property AG Registered	13,084	1,276,521
Roche Holding AG	36,413	8,351,682
UBS Group AG Registered	304,114	5,354,896
Zurich Insurance Group AG	14,971	4,912,505

		37,651,028

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	288,888	12,641,739

Thailand — 0.6%
Airports of Thailand PCL	345,400	729,018
CP ALL PCL	1,158,600	3,223,480

		3,952,498

Turkey — 0.1%
BIM Birlesik Magazalar AS	39,536	714,715

United Kingdom — 14.2%
Antofagasta PLC	148,645	1,924,290
AstraZeneca PLC Sponsored ADR	100,187	3,503,539
Aviva PLC	149,356	1,040,824
BAE Systems PLC	80,398	656,728
Barclays PLC	28,500	336,870
BHP Billiton PLC	46,148	910,318
BP PLC Sponsored ADR	34,532	1,399,927
British American Tobacco PLC	88,193	5,119,706
Burberry Group PLC	173,185	4,124,256
Capita PLC	12,594	25,487

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Close Brothers Group PLC	8,714	$175,695
Cobham PLC (a)	643,286	1,110,773
Compass Group PLC	44,516	909,648
ConvaTec Group PLC (b)	486,091	1,360,120
Diageo PLC	45,737	1,547,287
Direct Line Insurance Group PLC	559,429	2,995,256
Dixons Carphone PLC	301,323	789,798
Experian PLC	33,029	713,491
Fresnillo PLC	30,595	545,037
GKN PLC	120,046	780,515
GlaxoSmithKline PLC Sponsored ADR	110,258	4,307,780
Great Portland Estates PLC	51,041	476,835
Investec PLC	101,185	781,569
Johnson Matthey PLC	24,257	1,036,986
Kingfisher PLC	726,883	2,991,238
Liberty Global PLC Series A (a)	51,412	1,609,710
Liberty Global PLC Series C (a)	25,211	767,171
LivaNova PLC (a)	11,493	1,017,130
Lloyds Banking Group PLC	3,542,912	3,219,443
London Stock Exchange Group PLC	24,572	1,423,796
Meggitt PLC	405,148	2,457,570
National Grid PLC	103,991	1,169,465
Next PLC	14,639	978,388
Persimmon PLC	39,448	1,402,472
Playtech PLC	157,329	1,622,466
Prudential PLC	250,219	6,254,807
Reckitt Benckiser Group PLC	10,516	891,115
Rolls-Royce Holdings PLC	182,121	2,230,680
Royal Bank of Scotland Group PLC (a)	524,308	1,908,054
Royal Dutch Shell PLC A Shares Sponsored ADR	29,091	1,856,297
Royal Dutch Shell PLC B Shares Sponsored ADR	29,491	1,932,545
RSA Insurance Group PLC	345,331	3,054,964
Shire PLC	52,825	2,633,286
Smith & Nephew PLC	49,310	921,797
Smiths Group PLC	11,377	241,939
SSE PLC	27,496	492,798
Standard Chartered PLC	74,538	746,375
Unilever PLC	66,108	3,673,405
Vodafone Group PLC	717,912	1,965,783
Vodafone Group PLC Sponsored ADR	180,504	5,021,621
William Hill PLC	307,000	1,424,181
WPP PLC	138,580	2,202,591

		92,683,822

United States — 1.4%
Autoliv, Inc.	7,531	1,090,595
Booking Holdings, Inc. (a)	1,599	3,326,544
Mastercard, Inc. Class A	11,187	1,959,515
MercadoLibre, Inc.	2,344	835,378
Philip Morris International, Inc.	11,883	1,181,170

	Number of Shares	Value
Southern Copper Corp.	9,075	$491,684

		8,884,886

TOTAL COMMON STOCK (Cost $640,382,214)		625,933,213

PREFERRED STOCK — 1.0%
Brazil — 0.7%
Banco Bradesco SA 3.340%	81,100	970,316
Itau Unibanco Holding SA 5.850%	229,300	3,563,702

		4,534,018

Italy — 0.1%
Telecom Italia SpA, 3.720%	942,982	787,639

Republic of Korea — 0.2%
Samsung Electronics Co. Ltd. 1.740% KRW	482	929,912

TOTAL PREFERRED STOCK (Cost $6,187,535)		6,251,569

TOTAL EQUITIES (Cost $646,569,749)		632,184,782

MUTUAL FUNDS — 0.9%
United States — 0.9%
iShares MSCI Taiwan ETF	122,245	4,686,873
T. Rowe Price Government Reserve Fund	1,002,099	1,002,099

		5,688,972

TOTAL MUTUAL FUNDS (Cost $5,620,926)		5,688,972

TOTAL LONG-TERM INVESTMENTS (Cost $652,190,675)		637,873,754

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$9,981,184	9,981,184

TOTAL SHORT-TERM INVESTMENTS (Cost $9,981,184)		9,981,184

TOTAL INVESTMENTS — 99.4% (Cost $662,171,859) (e)		647,854,938

Other Assets/(Liabilities) — 0.6%		4,052,991

NET ASSETS — 100.0%		$651,907,929

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $8,825,563 or 1.35% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $3,703,736 or 0.57% of net assets.
(d)	Maturity value of $9,982,004. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 5/31/24, and an aggregate market value, including accrued interest, of $10,184,337.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Written Options contracts at March 31, 2018:

Units	Notional Amount	Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
34	EUR 146,200	4/20/18	Erste Group Bank AG, Strike 43.00	$2,627	$460	$2,167
33	EUR 145,200	4/20/18	Erste Group Bank AG, Strike 44.00	2,546	41	2,505
23	DKK 506,000	5/18/18	GN Store Nord A/S, Strike 220.00	2,773	1,518	1,255

				$7,946	$2,019	$5,927

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	134,868,000	Goldman Sachs International	04/16/18	$1,264,968	$(3,495)

GBP	613,000	Morgan Stanley & Co.	04/16/18	851,583	(8,892)

				$2,116,551	$(12,387)

Currency Legend

DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.

MassMutual Select T. Rowe Price International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Financial	27.1%
Consumer, Non-cyclical	18.9%
Communications	12.5%
Consumer, Cyclical	10.8%
Industrial	9.7%
Technology	6.7%
Basic Materials	4.6%
Energy	3.6%
Utilities	1.7%
Diversified	1.4%
Mutual Funds	0.9%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$879,735,367	$597,772,615
Repurchase agreements, at value (Note 2) (b)	36,000,209	17,302,740
Other short-term investments, at value (Note 2) (c)	13,151,372	3,571,054

Total investments (d)	928,886,948	618,646,409

Cash	-	-
Foreign currency, at value (e)	-	734,072
Receivables from:
Investments sold	3,383,886	314,657
Investments sold on a when-issued basis (Note 2)	20,793,329	27,745,316
Collateral pledged for open forward contracts (Note 2)	-	350,000
Collateral pledged for open futures/option contracts (Note 2)	-	2,313,834
Collateral pledged for open swap agreements (Note 2)	-	1,029,443
Open forward contracts (Note 2)	-	321,429
Investment adviser (Note 3)	-	-
Fund shares sold	91,808	79,416
Variation margin on open derivative instruments (Note 2)	73,538	-
Interest and dividends	4,943,989	3,640,824
Interest tax reclaim receivable	382	145
Foreign taxes withheld	-	-
Prepaid expenses	56,759	68,839

Total assets	958,230,639	655,244,384

Liabilities:
Payables for:
Investments purchased	24,740,419	5,088,139
Written options outstanding, at value (Note 2) (f)	-	194,771
Open forward contracts (Note 2)	-	862,003
Interest and dividends	-	819
Investments purchased on a when-issued basis (Note 2)	68,239,320	106,830,105
Fund shares repurchased	1,558,688	1,195,328
Securities on loan (Note 2)	-	-
Payable for premium on purchased options	-	75,273
Trustees’ fees and expenses (Note 3)	214,726	54,253
Variation margin on open derivative instruments (Note 2)	-	332,915
Affiliates (Note 3):
Investment advisory fees	203,934	164,461
Administration fees	102,735	65,934
Service fees	140,746	83,081
Shareholder service fees	13,522	17,056
Distribution fees	20,115	10,476
Due to custodian	4,375,021	2,696
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	129,222	94,493

Total liabilities	99,738,448	115,071,803

Net assets	$858,492,191	$540,172,581

Net assets consist of:
Paid-in capital	$885,681,889	$544,070,034
Accumulated undistributed (distributions in excess of) net investment income	2,817,842	3,662,529
Accumulated net realized gain (loss) on investments and foreign currency transactions	(27,647,866)	(6,041,923)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,359,674)	(1,518,059)

Net assets	$858,492,191	$540,172,581

(a) Cost of investments:	$882,385,253	$599,629,209
(b) Cost of repurchase agreements:	$36,000,209	$17,302,740
(c) Cost of other short-term investments:	$13,152,982	$3,570,788
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$740,168
(f) Premiums on written options:	$-	$262,250

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$437,756,976	$1,151,872,767	$3,319,657,641	$646,342,603	$155,141,377
2,261,927	20,284,566	16,307,708	9,219,716	822,397
106,824	377,181	3,552,812	-	49,092

440,125,727	1,172,534,514	3,339,518,161	655,562,319	156,012,866

-	262,250	-	237,303	-
-	-	-	81,135	-

9,213,295	2,514,852	-	14,461,084	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	10,187
48,496	205,791	3,653,171	350,693	19,096
-	-	295,165	-	-
544,070	1,647,272	3,247,776	1,185,379	95,564
-	-	-	-	-
12,448	287,377	-	-	-
67,549	65,694	72,131	67,041	69,551

450,011,585	1,177,517,750	3,346,786,404	671,944,954	156,207,264

8,461,626	1,071,706	-	12,453,202	499,163
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
617,231	962,550	29,556,875	1,373,608	169,459
-	-	-	-	3,130,253
-	-	-	-	-
206,830	264,757	587,748	161,908	20,600
-	-	-	-	-

173,634	569,603	257,591	367,113	81,223
60,546	101,915	504,966	77,888	30,676
27,991	74,486	589,213	65,728	13,963
7,302	23,737	90,162	22,509	3,925
1,441	1,779	144,914	1,609	1,682
-	-	-	-	-
-	-	-	-	-
45,577	80,700	208,847	55,846	28,705

9,602,178	3,151,233	31,940,316	14,579,411	3,979,649

$440,409,407	$1,174,366,517	$3,314,846,088	$657,365,543	$152,227,615

$368,980,905	$906,932,851	$1,833,821,422	$576,244,984	$115,022,182
1,668,110	5,500,921	9,819,175	2,112,525	33,918
39,116,707	36,618,176	162,036,626	18,603,355	4,190,336
30,643,685	225,314,569	1,309,168,865	60,404,679	32,981,179

$440,409,407	$1,174,366,517	$3,314,846,088	$657,365,543	$152,227,615

$407,112,886	$926,565,914	$2,009,902,947	$585,938,925	$122,160,198
$2,261,927	$20,284,566	$16,307,708	$9,219,716	$822,397
$106,824	$377,181	$3,554,144	$-	$49,092
$-	$-	$-	$-	$3,056,581
$-	$-	$-	$80,874	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$362,813,329	$196,848,684

Shares outstanding (a)	37,720,767	19,167,349

Net asset value, offering price and redemption price per share	$9.62	$10.27

Class R5 shares:
Net assets	$62,749,671	$71,904,215

Shares outstanding (a)	6,533,659	6,997,400

Net asset value, offering price and redemption price per share	$9.60	$10.28

Service Class shares:
Net assets	$153,026,011	$65,260,589

Shares outstanding (a)	15,872,572	6,349,962

Net asset value, offering price and redemption price per share	$9.64	$10.28

Administrative Class shares:
Net assets	$55,515,577	$71,469,037

Shares outstanding (a)	5,792,420	6,976,752

Net asset value, offering price and redemption price per share	$9.58	$10.24

Class A shares:
Net assets	$5,182,042	$49,374,100

Shares outstanding (a)	540,438	4,830,793

Net asset value, and redemption price per share	$9.59	$10.22

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.07	$10.73

Class R4 shares:
Net assets	$186,545,800	$66,990,601

Shares outstanding (a)	19,317,930	6,577,015

Net asset value, offering price and redemption price per share	$9.66	$10.19

Class R3 shares:
Net assets	$32,659,761	$18,325,355

Shares outstanding (a)	3,407,589	1,813,889

Net asset value, offering price and redemption price per share	$9.58	$10.10

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$225,157,294	$593,505,464	$693,413,778	$234,164,989	$80,911,607

18,025,334	52,614,748	37,687,392	14,017,216	9,462,917

$12.49	$11.28	$18.40	$16.71	$8.55

$144,013,419	$334,314,295	$693,563,435	$191,219,977	$27,880,143

11,507,427	29,494,487	37,591,309	11,401,416	3,252,322

$12.51	$11.33	$18.45	$16.77	$8.57

$12,789,944	$49,112,223	$470,305,215	$54,657,930	$9,223,288

1,022,241	4,351,589	25,446,456	3,324,122	1,098,910

$12.51	$11.29	$18.48	$16.44	$8.39

$15,039,176	$83,017,211	$540,297,814	$76,742,291	$12,176,445

1,193,620	7,306,215	29,736,002	4,734,666	1,487,168

$12.60	$11.36	$18.17	$16.21	$8.19

$38,594,465	$95,651,779	$31,471,025	$89,505,492	$16,599,649

3,089,116	8,531,255	1,762,670	5,792,811	2,122,142

$12.49	$11.21	$17.85	$15.45	$7.82

$13.25	$11.89	$18.94	$16.39	$8.30

$2,465,854	$15,848,090	$656,069,030	$8,615,500	$2,751,181

199,334	1,433,310	36,513,495	565,948	355,327

$12.37	$11.06	$17.97	$15.22	$7.74

$2,349,255	$2,917,455	$229,725,791	$2,459,364	$2,685,302

188,916	264,492	13,098,879	171,276	368,096

$12.44	$11.03	$17.54	$14.36	$7.30

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$2,516,012,182	$761,739,496
Repurchase agreements, at value (Note 2) (b)	7,292,106	10,480,146
Other short-term investments, at value (Note 2) (c)	24,334,738	149,189

Total investments (d)	2,547,639,026	772,368,831

Cash	189,586	-
Foreign currency, at value (e)	1	-
Receivables from:
Investments sold	19,885,697	385,943
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	798,224	272,331
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	1,859,373	80,974
Foreign taxes withheld	501,385	59,239
Prepaid expenses	74,097	63,725

Total assets	2,570,947,389	773,231,043

Liabilities:
Payables for:
Investments purchased	11,947,113	5,669,780
Open forward contracts (Note 2)	-	-
Fund shares repurchased	2,420,560	2,781,746
Securities on loan (Note 2)	-	7,276,190
Trustees’ fees and expenses (Note 3)	252,533	139,374
Affiliates (Note 3):
Investment advisory fees	1,284,384	441,159
Administration fees	188,894	75,417
Service fees	187,508	52,634
Shareholder service fees	59,212	18,754
Distribution fees	31,473	615
Due to custodian	-	-
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	114,826	55,677

Total liabilities	16,486,503	16,511,346

Net assets	$2,554,460,886	$756,719,697

Net assets consist of:
Paid-in capital	$1,676,679,617	$462,457,140
Accumulated undistributed (distributions in excess of) net investment income	(8,197,979)	(4,066,098)
Accumulated net realized gain (loss) on investments and foreign currency transactions	48,355,771	48,659,250
Net unrealized appreciation (depreciation) on investments and foreign currency translations	837,623,477	249,669,405

Net assets	$2,554,460,886	$756,719,697

(a) Cost of investments:	$1,678,388,729	$512,070,091
(b) Cost of repurchase agreements:	$7,292,106	$10,480,146
(c) Cost of other short-term investments:	$24,334,738	$149,189
(d) Securities on loan with market value of:	$-	$7,126,309
(e) Cost of foreign currency:	$1	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$85,827,368	$114,349,021	$238,255,496	$494,315,679	$321,586,682
1,821,656	3,586,071	3,793,244	6,448,991	4,863,220
8,451	20,628	193,444	999,354	875,226

87,657,475	117,955,720	242,242,184	501,764,024	327,325,128

-	-	-	-	-
1	16	-	-	14

699,429	8,081	17,999	-	50,576
12,440	-	-	-	-
12,374	9,674	-	-	-
6,573	413,871	97,018	98,433	114,515
-	-	10,859	114,368	163,390
121,984	170,172	301,544	484,903	350,834
-	-	-	-	-
57,813	70,958	65,249	57,874	57,916

88,568,089	118,628,492	242,734,853	502,519,602	328,062,373

470,293	94,358	623,101	-	2,477
5,163	-	-	-	-
75,851	507,402	338,391	1,712,093	2,437,852
-	-	8,813,403	24,267,165	29,775,959
27,790	29,497	96,982	35,338	27,161

49,964	109,520	159,997	38,425	30,114
24,314	27,938	34,803	102,628	65,854
1,570	9,585	14,766	196,641	96,216
358	2,285	4,723	12,703	10,204
219	830	134	91,614	37,928
6,291	-	-	-	-
-	-	-	-	-
34,918	29,916	39,617	59,205	43,518

696,731	811,331	10,125,917	26,515,812	32,527,283

$87,871,358	$117,817,161	$232,608,936	$476,003,790	$295,535,090

$79,050,775	$72,920,708	$191,864,560	$411,839,171	$254,737,558
184,505	163,591	251,565	1,276,605	575,353
4,511,164	21,403,548	7,843,905	3,914,095	(4,179,623)
4,124,914	23,329,314	32,648,906	58,973,919	44,401,802

$87,871,358	$117,817,161	$232,608,936	$476,003,790	$295,535,090

$81,709,734	$91,019,707	$205,575,733	$435,141,015	$277,015,436
$1,821,656	$3,586,071	$3,793,244	$6,448,991	$4,863,220
$8,451	$20,628	$193,418	$999,787	$875,626
$-	$-	$8,603,843	$23,646,575	$28,943,863
$1	$16	$-	$-	$14

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Class I shares:
Net assets	$1,369,640,670	$375,337,649

Shares outstanding (a)	65,372,743	32,667,938

Net asset value, offering price and redemption price per share	$20.95	$11.49

Class R5 shares:
Net assets	$466,132,633	$169,699,159

Shares outstanding (a)	22,277,904	14,931,208

Net asset value, offering price and redemption price per share	$20.92	$11.37

Service Class shares:
Net assets	$147,678,267	$74,038,480

Shares outstanding (a)	7,122,310	6,702,815

Net asset value, offering price and redemption price per share	$20.73	$11.05

Administrative Class shares:
Net assets	$271,072,904	$62,302,927

Shares outstanding (a)	13,250,259	5,858,069

Net asset value, offering price and redemption price per share	$20.46	$10.64

Class A shares:
Net assets	$160,208,882	$59,485,272

Shares outstanding (a)	8,165,464	6,027,203

Net asset value, and redemption price per share	$19.62	$9.87

Offering price per share (100/[100-maximum sales charge] of net asset value)	$20.82	$10.47

Class R4 shares:
Net assets	$88,750,643	$14,914,946

Shares outstanding (a)	4,533,752	1,502,445

Net asset value, offering price and redemption price per share	$19.58	$9.93

Class R3 shares:
Net assets	$50,976,887	$941,264

Shares outstanding (a)	2,775,629	103,458

Net asset value, offering price and redemption price per share	$18.37	$9.10

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$80,385,138	$45,730,000	$111,182,904	$51,089,246	$53,990,654

6,016,842	2,811,226	9,977,679	3,621,248	4,092,487

$13.36	$16.27	$11.14	$14.11	$13.19

$3,953,474	$43,927,211	$77,304,309	$26,068,310	$17,404,103

293,666	2,697,588	6,897,673	1,853,685	1,319,950

$13.46	$16.28	$11.21	$14.06	$13.19

$174,470	$8,519,580	$8,891,585	$25,584,495	$19,350,329

12,999	522,118	797,479	1,826,899	1,478,884

$13.42	$16.32	$11.15	$14.00	$13.08

$838,924	$4,889,659	$13,749,450	$63,126,361	$53,112,729

61,546	300,872	1,256,880	4,507,798	4,049,572

$13.63	$16.25	$10.94	$14.00	$13.12

$2,064,782	$10,396,413	$20,681,533	$32,857,621	$24,739,645

153,903	643,590	1,954,308	2,350,148	1,896,666

$13.42	$16.15	$10.58	$13.98	$13.04

$14.24	$17.14	$11.23	$14.83	$13.84

$119,681	$3,045,314	$522,431	$132,819,723	$66,105,780

8,991	189,733	49,998	9,549,282	5,088,970

$13.31	$16.05	$10.45	$13.91	$12.99

$334,889	$1,308,984	$276,724	$144,458,034	$60,831,850

25,261	81,647	28,206	10,427,109	4,703,673

$13.26	$16.03	$9.81	$13.85	$12.93

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Assets:
Investments, at value (Note 2) (a)	$6,424,946,506	$596,621,121
Repurchase agreements, at value (Note 2) (b)	279,555,250	8,682,204
Other short-term investments, at value (Note 2) (c)	1,037,655	94,688

Total investments (d)	6,705,539,411	605,398,013

Cash	-	-
Foreign currency, at value (e)	-	13
Receivables from:
Investments sold	16,101,621	6,191,979
Cash collateral on deposit at broker	-	-
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	190,408,687	218,256
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	3,399,385	360,998
Foreign taxes withheld	-	-
Prepaid expenses	71,014	63,101

Total assets	6,915,520,118	612,232,360

Liabilities:
Payables for:
Investments purchased	37,623,932	5,602,440
Written options outstanding, at value (Note 2) (f)	-	-
Open forward contracts (Note 2)	-	-
Fund shares repurchased	12,762,317	229,426
Securities on loan (Note 2)	238,567,572	43,694,014
Trustees’ fees and expenses (Note 3)	462,088	146,762
Affiliates (Note 3):
Investment advisory fees	3,484,512	364,037
Administration fees	347,783	51,296
Service fees	285,361	31,563
Shareholder service fees	84,194	9,392
Distribution fees	20,786	1,525
Due to custodian	-	-
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	192,158	59,148

Total liabilities	293,830,703	50,189,603

Net assets	$6,621,689,415	$562,042,757

Net assets consist of:
Paid-in capital	$5,246,729,934	$434,111,638
Accumulated undistributed (distributions in excess of) net investment income	(6,336,428)	(1,202,071)
Accumulated net realized gain (loss) on investments and foreign currency transactions	226,389,342	22,081,294
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,154,906,567	107,051,896

Net assets	$6,621,689,415	$562,042,757

(a) Cost of investments:	$5,270,040,221	$489,569,226
(b) Cost of repurchase agreements:	$279,555,250	$8,682,204
(c) Cost of other short-term investments:	$1,037,655	$94,688
(d) Securities on loan with market value of:	$233,295,699	$42,684,809
(e) Cost of foreign currency:	$-	$12
(f) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$228,986,722	$609,891,420	$637,873,754
2,917,702	8,585,201	9,981,184
-	39,532	-

231,904,424	618,516,153	647,854,938

-	-	33,078
946,546	180	784,722

-	2,643,939	1,000,567
312,150	-	-
6,849	14,235	-
-	-	473,413
195,103	166,637	1,667,743
243,056	-	-
866,708	1,278,508	1,913,517
582,619	2,021,031	196,503
57,917	63,899	22,698

235,115,372	624,704,582	653,947,179

93,186	2,661,311	1,559,194
-	-	2,019
23,612	-	12,387
532,040	640,196	20,085
5,331,707	15,293,618	-
34,465	143,449	3,016

19,685	388,157	356,675
56,649	72,276	11,008
68,934	40,877	-
7,689	11,938	-
27,160	2,219	-
-	34,431	-
-	-	-
189,800	227,289	74,866

6,384,927	19,515,761	2,039,250

$228,730,445	$605,188,821	$651,907,929

$202,064,731	$508,674,384	$664,425,892
699,937	(1,530,209)	2,793,672
(2,510,811)	22,700,034	(977,076)
28,476,588	75,344,612	(14,334,559)

$228,730,445	$605,188,821	$651,907,929

$200,459,948	$534,771,568	$652,190,675
$2,917,702	$8,585,201	$9,981,184
$-	$39,532	$-
$5,066,997	$14,558,726	$-
$949,477	$181	$788,371
$-	$-	$7,946

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Class I shares:
Net assets	$4,245,142,779	$331,500,404

Shares outstanding (a)	190,965,027	20,313,867

Net asset value, offering price and redemption price per share	$22.23	$16.32

Class R5 shares:
Net assets	$1,274,191,913	$115,964,905

Shares outstanding (a)	57,829,508	7,188,416

Net asset value, offering price and redemption price per share	$22.03	$16.13

Service Class shares:
Net assets	$293,033,029	$33,919,021

Shares outstanding (a)	13,611,010	2,213,568

Net asset value, offering price and redemption price per share	$21.53	$15.32

Administrative Class shares:
Net assets	$336,758,791	$30,747,087

Shares outstanding (a)	16,330,973	2,127,646

Net asset value, offering price and redemption price per share	$20.62	$14.45

Class A shares:
Net assets	$260,367,311	$34,547,372

Shares outstanding (a)	13,614,443	2,660,895

Net asset value, and redemption price per share	$19.12	$12.98

Offering price per share (100/[100-maximum sales charge] of net asset value)	$20.29	$13.77

Class R4 shares:
Net assets	$178,639,907	$13,006,291

Shares outstanding (a)	9,289,263	996,082

Net asset value, offering price and redemption price per share	$19.23	$13.06

Class R3 shares:
Net assets	$33,555,685	$2,357,677

Shares outstanding (a)	1,893,659	203,305

Net asset value, offering price and redemption price per share	$17.72	$11.60

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund

$47,579,372	$311,435,689	$651,907,929

3,612,076	32,541,645	64,463,707

$13.17	$9.57	$10.11

$14,455,970	$150,012,372	$-

1,097,710	15,619,437	-

$13.17	$9.60	$-

$17,395,248	$43,929,554	$-

1,326,343	4,598,709	-

$13.12	$9.55	$-

$38,866,784	$35,450,567	$-

2,966,062	3,681,302	-

$13.10	$9.63	$-

$19,716,865	$49,258,841	$-

1,508,088	5,223,570	-

$13.07	$9.43	$-

$13.87	$10.01	$-

$46,981,248	$11,257,940	$-

3,611,528	1,214,856	-

$13.01	$9.27	$-

$43,734,958	$3,843,858	$-

3,371,871	410,898	-

$12.97	$9.35	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$4,559
Interest	12,062,927	8,808,575
Securities lending net income	-	-

Total investment income	12,062,927	8,813,134

Expenses (Note 3):
Investment advisory fees	1,307,288	998,045
Custody fees	45,422	74,895
Audit fees	33,392	24,968
Legal fees	3,415	1,702
Accounting & Administration fees	36,119	27,504
Proxy fees	481	481
Shareholder reporting fees	15,851	11,548
Trustees’ fees	25,359	12,409
Registration and filing fees	44,501	43,810
Transfer agent fees	1,480	1,480

	1,513,308	1,196,842
Administration fees:
Class R5	32,574	35,629
Service Class	116,872	48,827
Administrative Class	44,632	50,657
Class A	3,578	38,878
Class R4	197,459	63,528
Class R3	33,038	16,484
Distribution fees:
Class R3	41,297	20,605
Distribution and Service fees:
Class A	5,962	64,796
Class R4	246,824	79,410
Class R3	41,297	20,605
Shareholder service fees:
Service Class	38,958	16,276
Administrative Class	44,632	50,657
Class A	3,577	38,878

Total expenses	2,364,008	1,742,072
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses:	2,364,008	1,742,072

Net investment income (loss)	9,698,919	7,071,062

+	Effective January 29, 2018, the MassMutual Select Large Cap Value Fund reorganized into the MassMutual Select Diversified Value Fund. Prior to January 29, 2018, information provided reflects Diversified Value Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 8 “Acquisition of Select Large Cap Value Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund+	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$3,761,751	$15,145,472	$31,661,483	$7,516,002	$995,164
7,059	36,180	52,412	31,007	1,071
-	-	-	-	5,045

3,768,810	15,181,652	31,713,895	7,547,009	1,001,280

768,968	3,663,650	1,542,391	2,354,227	485,881
18,355	49,221	135,778	34,168	6,026
17,775	17,948	19,385	18,110	18,420
1,338	4,890	13,776	2,766	489
25,292	42,113	86,948	34,766	21,709
481	481	481	481	481
7,550	19,115	62,725	16,891	5,108
8,483	34,214	93,063	19,471	3,670
40,900	44,857	47,026	47,145	44,247
1,528	1,480	1,480	1,480	1,480

890,670	3,877,969	2,003,053	2,529,505	587,511

39,605	176,771	359,372	99,347	13,637
9,428	41,885	492,303	44,519	6,824
7,270	67,205	571,794	60,483	8,887
18,241	76,879	31,562	72,674	12,304
1,701	16,490	831,454	8,313	2,839
2,188	2,856	278,393	2,772	2,534

2,735	3,570	278,393	3,465	3,168

30,401	128,132	39,452	121,124	20,506
2,126	20,613	831,454	10,391	3,549
2,735	3,570	278,393	3,465	3,168

3,143	13,962	123,076	14,840	2,275
7,270	67,205	428,846	60,483	8,887
18,241	76,879	23,671	72,674	12,304

1,035,754	4,573,986	6,571,216	3,104,055	688,393

-	-	-	-	(34,193)
-	-	-	-	(11,723)
-	-	-	-	(3,911)
-	-	-	-	(5,079)
-	-	-	-	(7,030)
-	-	-	-	(1,219)
-	-	-	-	(1,098)

1,035,754	4,573,986	6,571,216	3,104,055	624,140

2,733,056	10,607,666	25,142,679	4,442,954	377,140

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions unaffiliated issuers	$(8,876,381)	$(3,942,880)
Futures contracts	(2,656,793)	(4,501,012)
Written options	-	1,122,378
Swap agreements	-	1,163,750
Foreign currency transactions	99,409	59,701
Forward contracts	(1,068,530)	(97,193)

Net realized gain (loss)	(12,502,295)	(6,195,256)

Net change in unrealized appreciation (depreciation) on:
Investment transactions unaffiliated issuers	(6,770,369)	(8,167,856)
Futures contracts	713,355	1,312,769
Written options	-	(147,688)
Swap agreements	-	(309,610)
Translation of assets and liabilities in foreign currencies	(43,174)	26,112
Forward contracts	(252,464)	(654,430)

Net change in unrealized appreciation (depreciation)	(6,352,652)	(7,940,703)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(18,854,947)	(14,135,959)

Net increase (decrease) in net assets resulting from operations	$(9,156,028)	$(7,064,897)

(a) Net of foreign withholding tax of:	$-	$459

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund	MassMutual Select Fundamental Growth Fund

$40,833,801	$117,586,765	$219,747,624	$20,515,354	$5,098,351
-	-	933,564	-	-
-	-	-	-	-
-	-	-	-	-
5,910	(1,479)	-	4,840	157
-	-	-	-	-

40,839,711	117,585,286	220,681,188	20,520,194	5,098,508

(50,061,671)	(94,111,446)	(70,058,780)	12,693,349	7,116,750
-	-	(785,208)	-	-
-	-	-	-	-
-	-	-	-	-
(235)	3,862	-	(2,619)	-
-	-	-	-	-

(50,061,906)	(94,107,584)	(70,843,988)	12,690,730	7,116,750

(9,222,195)	23,477,702	149,837,200	33,210,924	12,215,258

$(6,489,139)	$34,085,368	$174,979,879	$37,653,878	$12,592,398

$23,339	$107,116	$-	$67,120	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Investment income (Note 2):
Dividends (a)	$11,367,940	$1,725,612
Interest	33,236	29,874
Securities lending net income	-	44,708

Total investment income	11,401,176	1,800,194

Expenses (Note 3):
Investment advisory fees	7,423,866	2,745,470
Custody fees	112,962	44,089
Audit fees	18,511	18,137
Legal fees	7,855	3,099
Accounting & Administration fees	63,890	33,187
Proxy fees	481	481
Shareholder reporting fees	27,748	14,263
Trustees’ fees	56,714	22,022
Registration and filing fees	46,621	43,798
Transfer agent fees	1,480	1,480

	7,760,128	2,926,026
Administration fees:
Class R5	229,736	86,547
Service Class	107,235	55,954
Administrative Class	201,834	56,980
Class A	118,494	52,157
Class R4	82,404	13,869
Class R3	46,610	954
Distribution fees:
Class R3	58,262	1,193
Distribution and Service fees:
Class A	197,489	86,929
Class R4	103,005	17,337
Class R3	58,262	1,193
Shareholder service fees:
Service Class	35,745	18,651
Administrative Class	201,834	56,980
Class A	118,494	52,157

Total expenses	9,319,532	3,426,927
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses:	9,319,532	3,426,927

Net investment income (loss)	2,081,644	(1,626,733)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$991,248	$1,080,275	$1,881,068	$4,111,556	$2,134,102
5,142	12,627	13,290	14,849	18,495
-	-	42,570	85,256	280,589

996,390	1,092,902	1,936,928	4,211,661	2,433,186

321,108	698,365	1,022,626	239,154	146,012
25,766	11,638	24,616	19,589	50,961
17,916	17,956	17,657	15,787	15,745
418	753	1,036	1,679	1,116
24,227	20,525	21,189	27,576	21,712
481	481	481	481	481
5,291	5,795	7,207	23,352	19,392
2,777	5,176	7,079	12,052	7,756
42,717	42,647	44,044	43,610	43,610
1,480	1,480	1,479	1,480	1,480

442,181	804,816	1,147,414	384,760	308,265

3,238	22,246	40,438	13,121	8,484
845	6,633	7,811	25,731	18,981
621	4,976	10,921	63,103	52,428
1,563	8,405	17,204	34,809	24,446
126	2,806	528	165,054	82,101
343	1,292	203	181,121	74,211

428	1,615	254	181,121	74,211

2,604	14,008	28,673	43,511	30,557
158	3,508	660	165,054	82,101
428	1,615	254	181,121	74,211

282	2,211	2,604	6,433	4,745
621	4,976	10,921	47,327	39,321
1,563	8,405	17,204	26,107	18,334

455,001	887,512	1,285,089	1,518,373	892,396

(66,285)	(35,578)	-	-	(3,030)
(5,253)	(14,381)	-	-	(937)
(886)	(2,858)	-	-	(1,081)
(681)	(2,133)	-	-	(2,952)
(1,712)	(3,615)	-	-	(1,361)
(103)	(910)	-	-	(3,593)
(282)	(419)	-	-	(3,287)
-	-	(11,115)	-	-
-	-	(8,086)	-	-
-	-	(1,036)	-	-
-	-	(1,457)	-	-
-	-	(2,294)	-	-
-	-	(53)	-	-
-	-	(20)	-	-

379,799	827,618	1,261,028	1,518,373	876,155

616,591	265,284	675,900	2,693,288	1,557,031

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions unaffiliated issuers	$62,487,627	$52,594,381
Futures contracts	-	-
Foreign currency transactions	893	-
Forward contracts	-	-

Net realized gain (loss)	62,488,520	52,594,381

Net change in unrealized appreciation (depreciation) on:
Investment transactions unaffiliated issuers	167,934,877	20,346,420
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	26	-
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	167,934,903	20,346,420

Net realized gain (loss) and change in unrealized appreciation (depreciation)	230,423,423	72,940,801

Net increase (decrease) in net assets resulting from operations	$232,505,067	$71,314,068

(a) Net of foreign withholding tax of:	$173,001	$335

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund	MM Russell 2000 Small Cap Index Fund

$7,243,758	$22,733,912	$12,820,283	$10,301,875	$3,210,831
-	-	156,475	313,456	798,691
37	1,227	-	-	-
3,853	-	-	-	-

7,247,648	22,735,139	12,976,758	10,615,331	4,009,522

(4,950,178)	(21,175,820)	(12,513,812)	10,878,905	3,436,159
-	-	(117,941)	(312,490)	(397,975)
(17)	41	-	-	-
(6,971)	-	-	-	-

(4,957,166)	(21,175,779)	(12,631,753)	10,566,415	3,038,184

2,290,482	1,559,360	345,005	21,181,746	7,047,706

$2,907,073	$1,824,644	$1,020,905	$23,875,034	$8,604,737

$12,084	$4,163	$2,426	$1,995	$258

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Investment income (Note 2):
Dividends (a)	$21,057,877	$2,002,018
Interest	1,177,229	18,323
Securities lending net income	396,211	304,693

Total investment income	22,631,317	2,325,034

Expenses (Note 3):
Investment advisory fees	19,736,824	2,197,996
Custody fees	193,610	40,623
Audit fees	19,288	19,040
Legal fees	17,226	1,994
Accounting & Administration fees	121,590	26,875
Proxy fees	481	481
Shareholder reporting fees	82,916	10,125
Trustees’ fees	128,506	14,403
Registration and filing fees	56,720	43,846
Transfer agent fees	1,480	1,479

	20,358,641	2,356,862
Administration fees:
Class R5	603,043	58,991
Service Class	205,837	25,113
Administrative Class	255,709	23,326
Class A	199,105	26,326
Class R4	145,652	12,038
Class R3	31,246	2,389
Distribution fees:
Class R3	39,058	2,987
Distribution and Service fees:
Class A	331,841	43,877
Class R4	182,065	15,048
Class R3	39,058	2,987
Shareholder service fees:
Service Class	68,612	8,371
Administrative Class	255,709	23,326
Class A	199,105	26,326

Total expenses	22,914,681	2,627,967
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses:	22,914,681	2,627,967

Net investment income (loss)	(283,364)	(302,933)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund+

$2,471,992	$3,975,510	$3,221,340
786	31,232	16,631
27,027	53,768	-

2,499,805	4,060,510	3,237,971

114,361	2,482,239	457,562
179,683	234,913	472,374
16,412	25,875	8,023
785	2,436	754
24,599	41,740	11,008
481	481	-
22,628	11,566	5,332
6,219	17,205	3,016
43,610	44,510	1,866
1,480	1,480	403

410,258	2,862,445	960,338

6,983	77,192	-
22,177	33,813	-
42,408	29,437	-
19,298	37,478	-
56,958	10,834	-
52,867	3,398	-

52,867	4,248	-

24,123	62,463	-
56,958	13,543	-
52,867	4,248	-

5,544	11,271	-
31,806	29,437	-
14,474	37,478	-

849,588	3,217,285	960,338

(23,278)	-	(516,039)
(7,578)	-	-
(12,213)	-	-
(23,115)	-	-
(10,475)	-	-
(24,731)	-	-
(22,965)	-	-

725,233	3,217,285	444,299

1,774,572	843,225	2,793,672

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select Mid Cap Growth Fund	MassMutual Select Small Cap Growth Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions unaffiliated issuers	$284,357,862	$33,115,520
Futures contracts	-	-
Foreign currency transactions	2,245	250
Forward contracts	-	-

Net realized gain (loss)	284,360,107	33,115,770

Net change in unrealized appreciation (depreciation) on:
Investment transactions unaffiliated issuers	144,243,437	16,751,613
Futures contracts	-	-
Written options	-	-
Translation of assets and liabilities in foreign currencies	531	(250)
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	144,243,968	16,751,363

Net realized gain (loss) and change in unrealized appreciation (depreciation)	428,604,075	49,867,133

Net increase (decrease) in net assets resulting from operations	$428,320,711	$49,564,200

(a) Net of foreign withholding tax of:	$128,230	$8,251
+	Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund+

$1,503,302	$36,781,556	$(860,227)
9,332	-	-
141,544	(123,221)	(124,296)
(10,205)	(250,175)	7,447

1,643,973	36,408,160	(977,076)

2,367,310	(27,657,072)	(14,316,921)
(181,125)	-	-
-	-	5,927
18,228	17,180	(11,178)
30,908	181,843	(12,387)

2,235,321	(27,458,049)	(14,334,559)

3,879,294	8,950,111	(15,311,635)

$5,653,866	$9,793,336	$(12,517,963)

$202,355	$419,034	$320,688

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,698,919	$18,486,395
Net realized gain (loss)	(12,502,295)	(8,050,490)
Net change in unrealized appreciation (depreciation)	(6,352,652)	(9,873,670)

Net increase (decrease) in net assets resulting from operations	(9,156,028)	562,235

Distributions to shareholders (Note 2):
From net investment income:
Class I	(10,129,905)	(7,870,907)
Class R5	(1,828,232)	(2,790,251)
Service Class	(4,108,576)	(4,551,240)
Administrative Class	(1,497,295)	(1,532,748)
Class A	(107,308)	(58,288)
Class R4	(4,386,331)	(5,371,025)
Class R3	(659,012)	(859,047)

Total distributions from net investment income	(22,716,659)	(23,033,506)

From net realized gains:
Class I	-	(6,338,533)
Class R5	-	(2,343,175)
Service Class	-	(3,991,039)
Administrative Class	-	(1,437,368)
Class A	-	(56,887)
Class R4	-	(5,414,502)
Class R3	-	(950,202)

Total distributions from net realized gains	-	(20,531,706)

Net fund share transactions (Note 5):
Class I	14,558,941	69,902,903
Class R5	(3,278,142)	(41,757,033)
Service Class	(166,407)	(25,664,953)
Administrative Class	(5,727,091)	(13,967,485)
Class A	643,369	2,817,434
Class R4	(28,745,990)	(62,170,760)
Class R3	(1,884,730)	(8,578,623)

Increase (decrease) in net assets from fund share transactions	(24,600,050)	(79,418,517)

Total increase (decrease) in net assets	(56,472,737)	(122,421,494)
Net assets
Beginning of period	914,964,928	1,037,386,422

End of period	$858,492,191	$914,964,928

Accumulated undistributed (distributions in excess of) net investment income at end of period	$2,817,842	$15,835,582

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$7,071,062	$9,528,307	$2,733,056	$6,389,432
(6,195,256)	2,178,751	40,839,711	65,813,539
(7,940,703)	385,485	(50,061,906)	(10,978,264)

(7,064,897)	12,092,543	(6,489,139)	61,224,707

(4,008,676)	(2,344,902)	(3,740,981)	(5,970,065)
(1,629,063)	(1,674,523)	(1,186,392)	(1,008,254)
(1,416,176)	(1,022,505)	(265,749)	(191,402)
(1,463,320)	(1,301,956)	(105,918)	(140,076)
(981,391)	(969,840)	(295,492)	(328,272)
(1,306,810)	(638,914)	(31,688)	(17,038)
(297,064)	(178,876)	(38,914)	(30,235)

(11,102,500)	(8,131,516)	(5,665,134)	(7,685,342)

-	-	(42,177,765)	(10,642,888)
-	-	(13,939,266)	(1,966,043)
-	-	(3,280,384)	(379,991)
-	-	(1,416,131)	(283,231)
-	-	(4,398,503)	(776,599)
-	-	(405,558)	(34,820)
-	-	(593,679)	(72,108)

-	-	(66,211,286)	(14,155,680)

25,044,244	76,903,700	124,669,458	(135,198,338)
3,125,063	9,506,030	113,879,404	(2,221,168)
598,504	18,995,982	4,238,623	1,736,567
7,353,538	23,089,271	12,422,552	(2,529,291)
(2,186,850)	7,488,101	28,169,529	(5,344,185)
7,945,282	34,087,946	2,077,139	54,407
2,575,666	10,276,822	847,816	203,100

44,455,447	180,347,852	286,304,521	(143,298,908)

26,288,050	184,308,879	207,938,962	(103,915,223)

513,884,531	329,575,652	232,470,445	336,385,668

$540,172,581	$513,884,531	$440,409,407	$232,470,445

$3,662,529	$7,693,967	$1,668,110	$4,600,188

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$10,607,666	$21,165,664
Net realized gain (loss)	117,585,286	98,158,168
Net change in unrealized appreciation (depreciation)	(94,107,584)	59,932,395

Net increase (decrease) in net assets resulting from operations	34,085,368	179,256,227

Distributions to shareholders (Note 2):
From net investment income:
Class I	(10,584,244)	(9,855,438)
Class R5	(5,920,618)	(7,072,572)
Service Class	(898,933)	(1,997,608)
Administrative Class	(1,318,304)	(1,544,955)
Class A	(1,142,928)	(1,894,919)
Class R4	(231,123)	(211,075)
Class R3	(29,866)	(20,350)

Total distributions from net investment income	(20,126,016)	(22,596,917)

From net realized gains:
Class I	(84,546,636)	(38,389,049)
Class R5	(50,312,508)	(29,024,045)
Service Class	(8,281,277)	(8,811,764)
Administrative Class	(12,813,570)	(7,133,227)
Class A	(14,462,182)	(10,854,286)
Class R4	(2,395,682)	(911,228)
Class R3	(388,984)	(116,872)

Total distributions from net realized gains	(173,200,839)	(95,240,471)

Net fund share transactions (Note 5):
Class I	78,202,963	64,573,220
Class R5	11,387,284	(23,183,100)
Service Class	(4,399,317)	(64,680,353)
Administrative Class	2,165,520	(6,438,179)
Class A	(44,999)	(58,369,438)
Class R4	1,714,938	8,673,348
Class R3	333,473	1,271,493

Increase (decrease) in net assets from fund share transactions	89,359,862	(78,153,009)

Total increase (decrease) in net assets	(69,881,625)	(16,734,170)
Net assets
Beginning of period	1,244,248,142	1,260,982,312

End of period	$1,174,366,517	$1,244,248,142

Accumulated undistributed (distributions in excess of) net investment income at end of period	$5,500,921	$15,019,271

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund		MassMutual Select Equity Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$25,142,679	$61,456,926	$4,442,954	$13,098,352
220,681,188	548,692,031	20,520,194	202,257,588
(70,843,988)	(13,370,863)	12,690,730	(48,902,496)

174,979,879	596,778,094	37,653,878	166,453,444

(9,519,915)	(24,363,216)	(5,222,510)	(3,086,365)
(15,025,637)	(15,781,529)	(4,149,326)	(2,663,772)
(9,540,710)	(9,787,077)	(1,226,292)	(833,175)
(10,684,609)	(9,966,910)	(1,573,641)	(940,019)
(523,449)	(387,481)	(1,600,242)	(991,150)
(11,210,226)	(11,520,027)	(167,751)	(96,161)
(3,589,039)	(1,872,385)	(39,794)	(37,120)

(60,093,585)	(73,678,625)	(13,979,556)	(8,647,762)

(78,760,898)	(43,393,769)	(67,494,670)	(4,140,218)
(130,345,200)	(29,559,075)	(56,306,265)	(3,855,545)
(89,585,182)	(20,021,106)	(17,606,592)	(1,309,708)
(104,598,008)	(20,808,952)	(23,608,752)	(1,630,642)
(5,690,948)	(916,829)	(28,915,458)	(2,472,628)
(120,745,244)	(25,888,388)	(2,646,059)	(159,443)
(40,854,205)	(4,376,517)	(840,869)	(81,348)

(570,579,685)	(144,964,636)	(197,418,665)	(13,649,532)

218,961,463	(629,244,941)	65,109,411	(29,785,502)
86,460,302	(198,209,033)	32,924,685	(37,422,382)
32,442,666	(47,356,975)	8,171,040	(21,694,996)
50,002,325	7,972,174	15,213,143	(24,421,399)
8,367,205	3,769,713	6,845,596	(62,902,891)
81,164,108	(34,115,553)	2,930,649	481,824
54,654,015	94,977,914	90,567	(1,171,270)

532,052,084	(802,206,701)	131,285,091	(176,916,616)

76,358,693	(424,071,868)	(42,459,252)	(32,760,466)

3,238,487,395	3,662,559,263	699,824,795	732,585,261

$3,314,846,088	$3,238,487,395	$657,365,543	$699,824,795

$9,819,175	$44,770,081	$2,112,525	$11,649,127

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$377,140	$1,153,544
Net realized gain (loss)	5,098,508	9,208,155
Net change in unrealized appreciation (depreciation)	7,116,750	12,573,984

Net increase (decrease) in net assets resulting from operations	12,592,398	22,935,683

Distributions to shareholders (Note 2):
From net investment income:
Class I	(648,468)	(568,154)
Class R5	(198,633)	(196,932)
Service Class	(59,988)	(56,808)
Administrative Class	(67,496)	(77,813)
Class A	(59,160)	(76,213)
Class R4	(14,802)	(14,271)
Class R3	(8,673)	(11,658)

Total distributions from net investment income	(1,057,220)	(1,001,849)

From net realized gains:
Class I	(4,966,412)	(6,386,963)
Class R5	(1,711,532)	(2,457,311)
Service Class	(583,858)	(780,847)
Administrative Class	(763,451)	(1,224,123)
Class A	(1,127,719)	(1,884,654)
Class R4	(192,877)	(196,524)
Class R3	(179,444)	(217,771)

Total distributions from net realized gains	(9,525,293)	(13,148,193)

Net fund share transactions (Note 5):
Class I	4,591,419	13,856,923
Class R5	1,307,768	1,295,550
Service Class	416,831	1,527,291
Administrative Class	1,138,660	80,926
Class A	727,472	(1,783,892)
Class R4	(197,184)	2,008,018
Class R3	373,939	831,535

Increase (decrease) in net assets from fund share transactions	8,358,905	17,816,351

Total increase (decrease) in net assets	10,368,790	26,601,992
Net assets
Beginning of period	141,858,825	115,256,833

End of period	$152,227,615	$141,858,825

Accumulated undistributed (distributions in excess of) net investment income at end of period	$33,918	$713,998

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund		MassMutual Select Growth Opportunities Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$2,081,644	$4,367,148	$(1,626,733)	$(2,660,129)
62,488,520	86,188,046	52,594,381	105,570,021
167,934,903	331,132,748	20,346,420	40,832,576

232,505,067	421,687,942	71,314,068	143,742,468

(6,513,541)	(3,139,236)	-	-
(2,074,950)	(1,764,182)	-	-
(507,815)	(728,699)	-	-
(713,806)	(710,970)	-	-
(31,371)	(97,869)	-	-
(176,175)	(141,097)	-	-
(16,966)	(51,241)	-	-

(10,034,624)	(6,633,294)	-	-

(46,541,193)	(20,985,062)	(45,787,023)	(24,329,924)
(17,828,524)	(14,348,294)	(20,915,819)	(13,168,716)
(5,476,144)	(7,798,720)	(9,706,878)	(10,598,292)
(10,551,161)	(9,408,039)	(9,696,696)	(6,692,874)
(6,397,491)	(6,373,156)	(9,844,285)	(7,450,992)
(3,322,546)	(2,005,791)	(1,990,343)	(635,215)
(1,935,267)	(1,145,122)	(140,948)	(74,953)

(92,052,326)	(62,064,184)	(98,081,992)	(62,950,966)

223,111,953	391,344,715	8,402,066	(11,535,750)
(3,925,784)	5,560,864	(10,739,159)	(25,784,839)
6,306,176	(96,863,942)	2,981,417	(83,044,569)
(2,139,571)	(17,916,000)	(24,861,620)	(10,096,823)
(10,942,970)	(25,616,346)	(13,973,139)	(34,071,111)
17,574,549	12,048,414	6,481,081	1,559,795
7,917,135	12,039,472	(40,891)	89,296

237,901,488	280,597,177	(31,750,245)	(162,884,001)

368,319,605	633,587,641	(58,518,169)	(82,092,499)

2,186,141,281	1,552,553,640	815,237,866	897,330,365

$2,554,460,886	$2,186,141,281	$756,719,697	$815,237,866

$(8,197,979)	$(244,999)	$(4,066,098)	$(2,439,365)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Mid-Cap Value Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$616,591	$1,589,965
Net realized gain (loss)	7,247,648	12,502,020
Net change in unrealized appreciation (depreciation)	(4,957,166)	2,329,507

Net increase (decrease) in net assets resulting from operations	2,907,073	16,421,492

Distributions to shareholders (Note 2):
From net investment income:
Class I	(1,070,292)	(1,608,595)
Class R5	(93,558)	(107,757)
Service Class	(24,534)	(27,561)
Administrative Class	(8,550)	(9,697)
Class A	(17,922)	(18,927)
Class R4	(1,271)	(1,475)
Class R3	(2,931)	(901)

Total distributions from net investment income	(1,219,058)	(1,774,913)

From net realized gains:
Class I	(10,585,212)	(2,029,336)
Class R5	(999,897)	(144,318)
Service Class	(282,497)	(41,340)
Administrative Class	(108,763)	(13,769)
Class A	(287,062)	(36,978)
Class R4	(18,407)	(2,384)
Class R3	(47,082)	(1,990)

Total distributions from net realized gains	(12,328,920)	(2,270,115)

Net fund share transactions (Note 5):
Class I	7,884,387	(35,983,720)
Class R5	(2,577,182)	(607,482)
Service Class	(1,624,911)	(395,818)
Administrative Class	122,604	74,331
Class A	126,472	213,204
Class R4	5,490	21,787
Class R3	42,682	210,755

Increase (decrease) in net assets from fund share transactions	3,979,542	(36,466,943)

Total increase (decrease) in net assets	(6,661,363)	(24,090,479)
Net assets
Beginning of period	94,532,721	118,623,200

End of period	$87,871,358	$94,532,721

Accumulated undistributed (distributions in excess of) net investment income at end of period	$184,505	$786,972

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund		MassMutual Select Small Company Value Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$265,284	$895,727	$675,900	$1,677,840
22,735,139	19,228,925	12,976,758	41,058,923
(21,175,779)	11,861,896	(12,631,753)	9,543,874

1,824,644	31,986,548	1,020,905	52,280,637

(562,600)	(556,291)	(760,738)	(1,408,250)
(183,081)	(181,044)	(468,064)	(1,125,976)
(28,080)	(20,709)	(50,922)	(124,519)
(1,310)	(25,697)	(56,712)	(138,596)
(2,593)	(769)	(32,516)	(124,224)
(7,406)	(1,325)	(1,693)	(4,033)
-	-	(331)	(597)

(785,070)	(785,835)	(1,370,976)	(2,926,195)

(12,017,872)	(6,446,918)	(18,973,212)	(839,215)
(4,839,792)	(2,770,889)	(13,973,388)	(732,702)
(970,089)	(405,040)	(1,936,267)	(92,673)
(593,654)	(453,776)	(2,563,584)	(111,226)
(1,281,258)	(497,585)	(4,170,371)	(162,945)
(370,882)	(85,386)	(97,283)	(2,923)
(141,745)	(28,154)	(37,315)	(684)

(20,215,292)	(10,687,748)	(41,751,420)	(1,942,368)

(55,647,898)	(21,941,796)	18,473,124	(34,106,551)
4,640,232	(11,297,085)	6,350,894	(39,506,976)
446,014	741,620	(2,032,999)	(5,261,860)
(3,760,591)	3,516,415	1,385,849	(4,281,189)
1,033,772	619,510	1,497,166	(7,547,781)
903,525	530,447	95,938	257,653
226,547	678,712	135,907	75,470

(52,158,399)	(27,152,177)	25,905,879	(90,371,234)

(71,334,117)	(6,639,212)	(16,195,612)	(42,959,160)

189,151,278	195,790,490	248,804,548	291,763,708

$117,817,161	$189,151,278	$232,608,936	$248,804,548

$163,591	$683,377	$251,565	$946,641

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM S&P Mid Cap Index Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,693,288	$3,273,007
Net realized gain (loss)	10,615,331	21,698,634
Net change in unrealized appreciation (depreciation)	10,566,415	34,335,910

Net increase (decrease) in net assets resulting from operations	23,875,034	59,307,551

Distributions to shareholders (Note 2):
From net investment income:
Class I	(614,247)	(1,256,426)
Class R5	(275,081)	(340,047)
Service Class	(244,777)	(351,574)
Administrative Class	(527,517)	(774,228)
Class A	(201,352)	(447,496)
Class R4	(1,017,937)	(485,310)
Class R3	(874,480)	(386,975)

Total distributions from net investment income	(3,755,391)	(4,042,056)

From net realized gains:
Class I	(2,842,841)	(7,100,135)
Class R5	(1,397,364)	(2,026,274)
Service Class	(1,435,691)	(2,291,760)
Administrative Class	(3,431,752)	(5,521,317)
Class A	(1,995,085)	(3,913,155)
Class R4	(7,184,206)	(3,599,543)
Class R3	(8,008,247)	(3,308,462)

Total distributions from net realized gains	(26,295,186)	(27,760,646)

Net fund share transactions (Note 5):
Class I	3,596,472	(28,879,102)
Class R5	763,088	2,777,178
Service Class	(128,981)	1,297,500
Administrative Class	2,910,628	(5,233,497)
Class A	124,618	(11,054,790)
Class R4	3,842,416	85,981,538
Class R3	2,163,751	101,791,300

Increase (decrease) in net assets from fund share transactions	13,271,992	146,680,127

Total increase (decrease) in net assets	7,096,449	174,184,976
Net assets
Beginning of period	468,907,341	294,722,365

End of period	$476,003,790	$468,907,341

Accumulated undistributed (distributions in excess of) net investment income at end of period	$1,276,605	$2,338,708

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund		MassMutual Select Mid Cap Growth Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$1,557,031	$2,786,025	$(283,364)	$(4,459,099)
4,009,522	21,040,050	284,360,107	331,697,192
3,038,184	31,029,893	144,243,968	408,183,240

8,604,737	54,855,968	428,320,711	735,421,333

(674,658)	(1,878,258)	-	(2,934,635)
(195,033)	(221,776)	-	(489,137)
(193,776)	(214,609)	-	-
(482,561)	(539,724)	-	-
(165,930)	(194,294)	-	-
(545,507)	(358,183)	-	-
(399,479)	(254,434)	-	-

(2,656,944)	(3,661,278)	-	(3,423,772)

(4,675,930)	(7,366,279)	(210,263,356)	(79,202,488)
(1,459,556)	(919,931)	(75,022,880)	(33,707,189)
(1,661,618)	(964,194)	(17,313,004)	(10,407,836)
(4,547,577)	(2,667,295)	(22,936,108)	(15,578,988)
(2,127,290)	(1,180,862)	(18,966,860)	(13,641,841)
(5,645,692)	(1,875,929)	(9,838,503)	(3,089,225)
(5,246,040)	(1,519,544)	(2,328,583)	(900,059)

(25,363,703)	(16,494,034)	(356,669,294)	(156,527,626)

7,836,373	(88,400,711)	1,143,614,464	1,062,805,596
1,976,585	(585,620)	89,054,864	212,235,822
1,200,846	3,959,943	37,303,442	(12,393,539)
4,288,268	2,492,440	(5,890,924)	(44,130,804)
3,032,917	850,852	(15,885,243)	(57,066,586)
7,309,399	27,715,365	52,591,869	60,018,061
7,388,006	29,814,755	6,117,673	10,622,867

33,032,394	(24,152,976)	1,306,906,145	1,232,091,417

13,616,484	10,547,680	1,378,557,562	1,807,561,352

281,918,606	271,370,926	5,243,131,853	3,435,570,501

$295,535,090	$281,918,606	$6,621,689,415	$5,243,131,853

$575,353	$1,675,266	$(6,336,428)	$(6,053,064)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Cap Growth Equity Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(302,933)	$(755,769)
Net realized gain (loss)	33,115,770	54,324,847
Net change in unrealized appreciation (depreciation)	16,751,363	41,528,101

Net increase (decrease) in net assets resulting from operations	49,564,200	95,097,179

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class I	(16,698,170)	-
Class R5	(6,280,358)	-
Service Class	(1,941,712)	-
Administrative Class	(1,858,860)	-
Class A	(2,268,715)	-
Class R4	(817,599)	-
Class R3	(178,364)	-

Total distributions from net realized gains	(30,043,778)	-

Tax return of capital:
Net fund share transactions (Note 5):
Class I	13,050,632	(23,800,307)
Class R5	(7,927,193)	(22,374,538)
Service Class	(1,149,400)	(8,869,716)
Administrative Class	(473,795)	(4,471,750)
Class A	(1,510,331)	(11,198,722)
Class R4	7,743,780	2,693,470
Class R3	127,434	609,008

Increase (decrease) in net assets from fund share transactions	9,861,127	(67,412,555)

Total increase (decrease) in net assets	29,381,549	27,684,624
Net assets
Beginning of period	532,661,208	504,976,584

End of period	$562,042,757	$532,661,208

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,202,071)	$(899,138)

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund		MassMutual Select Overseas Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$1,774,572	$5,991,137	$843,225	$9,602,337
1,643,973	1,003,324	36,408,160	33,668,045
2,235,321	36,160,869	(27,458,049)	92,380,622

5,653,866	43,155,330	9,793,336	135,651,004

(1,285,257)	(4,530,030)	(5,991,661)	(7,122,357)
(415,998)	(1,577,963)	(2,868,140)	(2,873,471)
(777,927)	(853,253)	(811,229)	(1,364,491)
(1,269,039)	(1,954,094)	(648,222)	(720,851)
(509,699)	(638,937)	(717,837)	(941,459)
(1,221,950)	(1,392,338)	(181,675)	(115,855)
(1,066,650)	(1,261,717)	(43,251)	(32,726)

(6,546,520)	(12,208,332)	(11,262,015)	(13,171,210)

(540,622)	(1,569,875)	-	-
(180,932)	(556,282)	-	-
(352,105)	(309,451)	-	-
(597,268)	(725,106)	-	-
(257,531)	(248,397)	-	-
(602,369)	(518,141)	-	-
(564,166)	(487,173)	-	-

(3,094,993)	(4,414,425)	-	-

9,627,947	(62,633,701)	(6,119,490)	(75,489,018)
978,522	(18,781,242)	(3,659,060)	(12,498,282)
(7,684,619)	5,614,526	(1,216,873)	(33,246,958)
(4,351,612)	(345,793)	(5,159,612)	(4,651,234)
1,770,087	2,929,024	8,887	(20,103,297)
2,663,003	14,025,334	3,565,663	(373,295)
3,426,025	12,071,859	617,916	861,394

6,429,353	(47,119,993)	(11,962,569)	(145,500,690)

2,441,706	(20,587,420)	(13,431,248)	(23,020,896)

226,288,739	246,876,159	618,620,069	641,640,965

$228,730,445	$226,288,739	$605,188,821	$618,620,069

$699,937	$5,471,885	$(1,530,209)	$8,888,581

MassMutual Management Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

MassMutual Select T. Rowe Price International Equity Fund
Period Ended March 31, 2018 (Unaudited) †
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,793,672
Net realized gain (loss)	(977,076)
Net change in unrealized appreciation (depreciation)	(14,334,559)

Net increase (decrease) in net assets resulting from operations	(12,517,963)

Net fund share transactions (Note 5):
Class I	664,425,892

Increase (decrease) in net assets from fund share transactions	664,425,892

Total increase (decrease) in net assets	651,907,929
Net assets
End of period	$651,907,929

Accumulated undistributed (distributions in excess of) net investment income at end of period	$2,793,672

†	Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)
Class I
3/31/18[r]	$9.99	$0.12	$(0.21)	$(0.09)	$(0.28)	$-	$(0.28)	$9.62	(0.98%	)[b]	$362,813	0.35%	[a]	N/A		N/A		2.43%	[a]
9/30/17	10.43	0.22	(0.18)	0.04	(0.27)	(0.21)	(0.48)	9.99	0.57%		361,805	0.35%		N/A		N/A		2.18%
9/30/16	10.17	0.21	0.30	0.51	(0.22)	(0.03)	(0.25)	10.43	5.10%		303,783	0.37%		0.34%		0.34%		2.02%
9/30/15[i]	10.10	0.14	(0.06)	0.08	(0.00)[d]	(0.01)	(0.01)	10.17	0.79%	[b]	534,131	0.39%	[a]	0.34%	[a]	0.34%	[a]	1.81%	[a]
12/31/14	10.12	0.21	0.23	0.44	(0.31)	(0.15)	(0.46)	10.10	4.39%		459,950	0.41%	[p]	0.40%	[p]	0.40%	[n]	2.07%
12/31/13	10.55	0.20	(0.35)	(0.15)	(0.26)	(0.02)	(0.28)	10.12	(1.43%	)	420,872	0.40%	[p]	N/A		N/A		1.87%
12/31/12	9.98	0.26	0.71	0.97	(0.38)	(0.02)	(0.40)	10.55	9.74%		440,229	0.41%	[p]	N/A		N/A		2.43%
Class R5
3/31/18[r]	$9.96	$0.11	$(0.21)	$(0.10)	$(0.26)	$-	$(0.26)	$9.60	(1.01%	)[b]	$62,750	0.45%	[a]	N/A		N/A		2.32%	[a]
9/30/17	10.41	0.20	(0.18)	0.02	(0.26)	(0.21)	(0.47)	9.96	0.36%		68,491	0.45%		N/A		N/A		2.04%
9/30/16	10.15	0.20	0.30	0.50	(0.21)	(0.03)	(0.24)	10.41	5.01%		115,428	0.47%		0.44%		0.44%		1.94%
9/30/15[i]	10.08	0.13	(0.05)	0.08	(0.00)[d]	(0.01)	(0.01)	10.15	0.79%	[b]	166,482	0.49%	[a]	0.44%	[a]	0.44%	[a]	1.70%	[a]
12/31/14	10.10	0.21	0.22	0.43	(0.30)	(0.15)	(0.45)	10.08	4.26%		148,821	0.52%	[p]	0.51%	[p]	0.51%	[n]	1.98%
12/31/13	10.54	0.18	(0.35)	(0.17)	(0.25)	(0.02)	(0.27)	10.10	(1.68%	)	175,117	0.55%	[p]	N/A		N/A		1.72%
12/31/12	9.97	0.24	0.72	0.96	(0.37)	(0.02)	(0.39)	10.54	9.62%		169,086	0.56%	[p]	N/A		N/A		2.26%
Service Class
3/31/18[r]	$10.00	$0.11	$(0.21)	$(0.10)	$(0.26)	$-	$(0.26)	$9.64	(1.07%	)[b]	$153,026	0.55%	[a]	N/A		N/A		2.22%	[a]
9/30/17	10.45	0.19	(0.19)	-	(0.24)	(0.21)	(0.45)	10.00	0.25%		158,965	0.55%		N/A		N/A		1.95%
9/30/16	10.17	0.19	0.31	0.50	(0.19)	(0.03)	(0.22)	10.45	5.04%		193,887	0.57%		0.54%		0.54%		1.83%
9/30/15[i]	10.12	0.12	(0.06)	0.06	(0.00)[d]	(0.01)	(0.01)	10.17	0.59%	[b]	209,728	0.59%	[a]	0.54%	[a]	0.54%	[a]	1.54%	[a]
12/31/14	10.13	0.19	0.23	0.42	(0.28)	(0.15)	(0.43)	10.12	4.23%		316,778	0.62%	[p]	0.62%	k,[p]	0.62%	[k],n	1.86%
12/31/13	10.56	0.17	(0.35)	(0.18)	(0.23)	(0.02)	(0.25)	10.13	(1.78%	)	355,678	0.67%	[p]	N/A		N/A		1.60%
12/31/12	9.99	0.23	0.71	0.94	(0.35)	(0.02)	(0.37)	10.56	9.43%		481,613	0.68%	[p]	N/A		N/A		2.15%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	127%	289%	264%	264%	453%[u]	460%[u]	501%[u]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Amount of interest expense had no impact on the ratio of expenses to average daily net assets.
p	Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 456%, 479% and 509% as of December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including interest expense)		Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j]		Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)
Administrative Class
3/31/18[r]	$9.93	$0.10	$(0.21)	$(0.11)	$(0.24)	$-	$(0.24)	$9.58	(1.10%	)[b]	$55,516	0.65%	[a]	N/A		N/A		2.12%	[a]
9/30/17	10.37	0.18	(0.18)	-	(0.23)	(0.21)	(0.44)	9.93	0.19%		63,399	0.65%		N/A		N/A		1.86%
9/30/16	10.11	0.17	0.31	0.48	(0.19)	(0.03)	(0.22)	10.37	4.80%		80,444	0.67%		0.64%		0.64%		1.73%
9/30/15[i]	10.06	0.11	(0.05)	0.06	(0.00)[d]	(0.01)	(0.01)	10.11	0.59%	[b]	89,080	0.69%	[a]	0.64%	[a]	0.64%	[a]	1.49%	[a]
12/31/14	10.07	0.18	0.23	0.41	(0.27)	(0.15)	(0.42)	10.06	4.14%		86,220	0.72%	[p]	0.71%	[p]	0.71%	[n]	1.74%
12/31/13	10.51	0.16	(0.35)	(0.19)	(0.23)	(0.02)	(0.25)	10.07	(1.86%	)	107,501	0.75%	[p]	N/A		N/A		1.52%
12/31/12	9.95	0.22	0.71	0.93	(0.35)	(0.02)	(0.37)	10.51	9.35%		99,987	0.76%	[p]	N/A		N/A		2.06%
Class A
3/31/18[r]	$9.93	$0.09	$(0.21)	$(0.12)	$(0.22)	$-	$(0.22)	$9.59	(1.20%	)[b]	$5,182	0.90%	[a]	N/A		N/A		1.89%	[a]
9/30/17	10.38	0.17	(0.19)	(0.02)	(0.22)	(0.21)	(0.43)	9.93	(0.01%	)	4,703	0.90%		N/A		N/A		1.68%
9/30/16	10.13	0.15	0.31	0.46	(0.18)	(0.03)	(0.21)	10.38	4.62%		1,943	0.92%		0.89%		0.89%		1.47%
9/30/15[i]	10.10	0.11	(0.07)	0.04	(0.00)[d]	(0.01)	(0.01)	10.13	0.39%	[b]	1,998	0.94%	[a]	0.89%	[a]	0.89%	[a]	1.45%	[a]
12/31/14[h]	10.25	0.11	0.16	0.27	(0.27)	(0.15)	(0.42)	10.10	2.65%	[b]	119	0.96%	[a,p]	0.95%	[a,p]	0.95%	[a,n]	1.36%	[a]
Class R4
3/31/18[r]	$9.99	$0.10	$(0.21)	$(0.11)	$(0.22)	$-	$(0.22)	$9.66	(1.11%	)[b]	$186,546	0.80%	[a]	N/A		N/A		1.96%	[a]
9/30/17	10.43	0.17	(0.19)	(0.02)	(0.21)	(0.21)	(0.42)	9.99	0.02%		221,969	0.80%		N/A		N/A		1.71%
9/30/16	10.16	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	10.43	4.70%		295,696	0.82%		0.79%		0.79%		1.58%
9/30/15[i]	10.12	0.10	(0.05)	0.05	(0.00)[d]	(0.01)	(0.01)	10.16	0.49%	[b]	336,956	0.84%	[a]	0.79%	[a]	0.79%	[a]	1.33%	[a]
12/31/14	10.14	0.17	0.22	0.39	(0.26)	(0.15)	(0.41)	10.12	3.88%		385,955	0.86%	[p]	0.85%	[p]	0.85%	[n]	1.62%
12/31/13	10.56	0.15	(0.35)	(0.20)	(0.20)	(0.02)	(0.22)	10.14	(1.94%	)	463,236	0.85%	[p]	N/A		N/A		1.41%
12/31/12	9.99	0.21	0.71	0.92	(0.33)	(0.02)	(0.35)	10.56	9.25%		766,346	0.86%	[p]	N/A		N/A		1.98%
Class R3
3/31/18[r]	$9.90	$0.08	$(0.21)	$(0.13)	$(0.19)	$-	$(0.19)	$9.58	(1.30%	)[b]	$32,660	1.05%	[a]	N/A		N/A		1.72%	[a]
9/30/17	10.35	0.14	(0.19)	(0.05)	(0.19)	(0.21)	(0.40)	9.90	(0.27%	)	35,633	1.05%		N/A		N/A		1.46%
9/30/16	10.08	0.13	0.32	0.45	(0.15)	(0.03)	(0.18)	10.35	4.49%		46,206	1.07%		1.04%		1.04%		1.33%
9/30/15[i]	10.06	0.08	(0.05)	0.03	(0.00)[d]	(0.01)	(0.01)	10.08	0.29%	[b]	48,998	1.09%	[a]	1.04%	[a]	1.04%	[a]	1.09%	[a]
12/31/14	10.08	0.14	0.22	0.36	(0.23)	(0.15)	(0.38)	10.06	3.66%		49,462	1.11%	[p]	1.10%	[p]	1.10%	[n]	1.37%
12/31/13	10.52	0.12	(0.35)	(0.23)	(0.19)	(0.02)	(0.21)	10.08	(2.21%	)	48,925	1.10%	[p]	N/A		N/A		1.17%
12/31/12	9.97	0.18	0.71	0.89	(0.32)	(0.02)	(0.34)	10.52	9.02%		44,647	1.11%	[p]	N/A		N/A		1.71%

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$10.65	$0.15	$(0.28)		$(0.13)	$(0.25)	$(0.25)	$10.27	(1.25%	)[b]	$196,849	0.47%	[a]	0.47%	[a,n]	2.97%	[a]
9/30/17	10.67	0.27	(0.01	)aa	0.26	(0.28)	(0.28)	10.65	2.64%		178,204	0.50%		0.48%		2.59%
9/30/16	10.22	0.29	0.46		0.75	(0.30)	(0.30)	10.67	7.62%		99,498	0.54%		0.48%		2.80%
9/30/15[i]	10.15	0.20	(0.13)		0.07	(0.00)[d]	(0.00)[d]	10.22	0.72%	[b]	68,561	0.59%	[a]	0.48%	[a]	2.61%	[a]
12/31/14[h]	10.09	0.25	0.18		0.43	(0.37)	(0.37)	10.15	4.32%	[b]	54,827	0.60%	[a]	0.48%	[a]	3.20%	[a]
Class R5
3/31/18[r]	$10.65	$0.15	$(0.28)		$(0.13)	$(0.24)	$(0.24)	$10.28	(1.35%	)[b]	$71,904	0.57%	[a]	0.57%	[a,n]	2.86%	[a]
9/30/17	10.67	0.26	(0.01	)aa	0.25	(0.27)	(0.27)	10.65	2.55%		71,341	0.60%		0.58%		2.53%
9/30/16	10.22	0.28	0.46		0.74	(0.29)	(0.29)	10.67	7.51%		61,789	0.64%		0.58%		2.70%
9/30/15[i]	10.16	0.19	(0.13)		0.06	(0.00)[d]	(0.00)[d]	10.22	0.62%	[b]	50,846	0.69%	[a]	0.58%	[a]	2.51%	[a]
12/31/14	9.82	0.32	0.38		0.70	(0.36)	(0.36)	10.16	7.13%		46,966	0.70%		0.63%		3.11%
12/31/13	10.34	0.29	(0.45)		(0.16)	(0.36)	(0.36)	9.82	(1.51%	)	82,091	0.69%		N/A		2.87%
12/31/12	9.91	0.31	0.47		0.78	(0.35)	(0.35)	10.34	7.86%		82,408	0.68%		N/A		3.02%
Service Class
3/31/18[r]	$10.64	$0.14	$(0.27)		$(0.13)	$(0.23)	$(0.23)	$10.28	(1.24%	)[b]	$65,261	0.67%	[a]	0.67%	[a,n]	2.76%	[a]
9/30/17	10.67	0.25	(0.02	)aa	0.23	(0.26)	(0.26)	10.64	2.30%		66,969	0.70%		0.68%		2.40%
9/30/16	10.22	0.27	0.47		0.74	(0.29)	(0.29)	10.67	7.42%		47,296	0.74%		0.68%		2.61%
9/30/15[i]	10.17	0.19	(0.14)		0.05	(0.00)[d]	(0.00)[d]	10.22	0.52%	[b]	59,568	0.79%	[a]	0.68%	[a]	2.41%	[a]
12/31/14	9.83	0.31	0.38		0.69	(0.35)	(0.35)	10.17	7.08%		51,447	0.79%		0.70%		3.02%
12/31/13	10.35	0.29	(0.45)		(0.16)	(0.36)	(0.36)	9.83	(1.55%	)	37,806	0.74%		N/A		2.85%
12/31/12	9.92	0.31	0.46		0.77	(0.34)	(0.34)	10.35	7.79%		25,412	0.73%		N/A		2.96%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	130%	224%	207%	191%	308%	352%	417%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
aa	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$10.61	$0.14	$(0.29)		$(0.15)	$(0.22)	$(0.22)	$10.24	(1.42%	)[b]	$71,469	0.77%	[a]	0.77%	[a,n]	2.66%	[a]
9/30/17	10.64	0.24	(0.01	)aa	0.23	(0.26)	(0.26)	10.61	2.30%		66,460	0.80%		0.78%		2.33%
9/30/16	10.18	0.26	0.47		0.73	(0.27)	(0.27)	10.64	7.39%		42,980	0.84%		0.78%		2.50%
9/30/15[i]	10.14	0.18	(0.14)		0.04	(0.00)[d]	(0.00)[d]	10.18	0.42%	[b]	36,812	0.89%	[a]	0.78%	[a]	2.31%	[a]
12/31/14	9.81	0.30	0.38		0.68	(0.35)	(0.35)	10.14	6.94%		28,065	0.90%		0.80%		2.91%
12/31/13	10.32	0.27	(0.45)		(0.18)	(0.33)	(0.33)	9.81	(1.73%	)	14,613	0.89%		N/A		2.59%
12/31/12	9.90	0.29	0.46		0.75	(0.33)	(0.33)	10.32	7.57%		31,753	0.88%		N/A		2.81%
Class A
3/31/18[r]	$10.57	$0.12	$(0.27)		$(0.15)	$(0.20)	$(0.20)	$10.22	(1.49%	)[b]	$49,374	1.02%	[a]	1.02%	[a,n]	2.40%	[a]
9/30/17	10.60	0.21	(0.01	)aa	0.20	(0.23)	(0.23)	10.57	1.99%		53,329	1.05%		1.03%		2.07%
9/30/16	10.15	0.23	0.47		0.70	(0.25)	(0.25)	10.60	7.12%		45,782	1.09%		1.03%		2.25%
9/30/15[i]	10.13	0.16	(0.14)		0.02	(0.00)[d]	(0.00)[d]	10.15	0.22%	[b]	40,577	1.14%	[a]	1.03%	[a]	2.07%	[a]
12/31/14	9.80	0.27	0.38		0.65	(0.32)	(0.32)	10.13	6.66%		32,540	1.15%		1.06%		2.65%
12/31/13	10.31	0.24	(0.43)		(0.19)	(0.32)	(0.32)	9.80	(1.89%	)	27,677	1.14%		N/A		2.40%
12/31/12	9.89	0.26	0.46		0.72	(0.30)	(0.30)	10.31	7.27%		37,774	1.13%		N/A		2.57%
Class R4
3/31/18[r]	$10.55	$0.13	$(0.28)		$(0.15)	$(0.21)	$(0.21)	$10.19	(1.52%	)[b]	$66,991	0.92%	[a]	0.92%	[a,n]	2.52%	[a]
9/30/17	10.58	0.22	(0.01	)aa	0.21	(0.24)	(0.24)	10.55	2.15%		61,286	0.95%		0.93%		2.14%
9/30/16	10.15	0.24	0.47		0.71	(0.28)	(0.28)	10.58	7.20%		26,419	0.99%		0.93%		2.36%
9/30/15[i]	10.12	0.18	(0.15)		0.03	(0.00)[d]	(0.00)[d]	10.15	0.32%	[b]	14,724	1.04%	[a]	0.93%	[a]	2.36%	[a]
12/31/14[h]	10.06	0.21	0.19		0.40	(0.34)	(0.34)	10.12	3.99%	[b]	104	1.05%	[a]	0.93%	[a]	2.75%	[a]
Class R3
3/31/18[r]	$10.45	$0.11	$(0.27)		$(0.16)	$(0.19)	$(0.19)	$10.10	(1.56%	)[b]	$18,325	1.17%	[a]	1.17%	[a,n]	2.26%	[a]
9/30/17	10.50	0.19	(0.01	)aa	0.18	(0.23)	(0.23)	10.45	1.84%		16,295	1.20%		1.18%		1.90%
9/30/16	10.06	0.22	0.46		0.68	(0.24)	(0.24)	10.50	6.95%		5,810	1.24%		1.18%		2.12%
9/30/15[i]	10.05	0.15	(0.14)		0.01	(0.00)[d]	(0.00)[d]	10.06	0.13%	[b]	2,904	1.29%	[a]	1.18%	[a]	1.94%	[a]
12/31/14	9.75	0.25	0.38		0.63	(0.33)	(0.33)	10.05	6.44%		1,978	1.33%		1.24%		2.49%
12/31/13	10.26	0.21	(0.44)		(0.23)	(0.28)	(0.28)	9.75	(2.22%	)	974	1.44%		N/A		2.11%
12/31/12	9.85	0.23	0.46		0.69	(0.28)	(0.28)	10.26	7.00%		1,130	1.43%		N/A		2.26%

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$16.69	$0.13	$0.83	$0.96	$(0.42)	$(4.74)	$(5.16)	$12.49	5.10%	[b]	$225,157	0.58%	[a]	1.83%	[a]
9/30/17	14.90	0.30	2.47	2.77	(0.35)	(0.63)	(0.98)	16.69	19.25%		145,732	0.58%		1.90%
9/30/16	13.64	0.27	1.20	1.47	(0.21)	-	(0.21)	14.90	10.89%		251,684	0.57%		1.90%
9/30/15[i]	14.86	0.18	(1.35)	(1.17)	(0.05)	-	(0.05)	13.64	(7.91%	)[b]	75,827	0.58%	[a]	1.66%	[a]
12/31/14[h]	13.89	0.17	1.10	1.27	(0.30)	-	(0.30)	14.86	9.20%	[b]	97,877	0.55%	[a]	1.56%	[a]
Class R5
3/31/18[r]	$16.71	$0.12	$0.82	$0.94	$(0.40)	$(4.74)	$(5.14)	$12.51	4.97%	[b]	$144,013	0.68%	[a]	1.83%	[a]
9/30/17	14.90	0.29	2.47	2.76	(0.32)	(0.63)	(0.95)	16.71	19.16%		50,361	0.68%		1.83%
9/30/16	13.64	0.28	1.18	1.46	(0.20)	-	(0.20)	14.90	10.78%		46,830	0.67%		2.00%
9/30/15[i]	14.87	0.17	(1.35)	(1.18)	(0.05)	-	(0.05)	13.64	(7.98%	)[b]	207,187	0.68%	[a]	1.58%	[a]
12/31/14	13.56	0.29	1.30	1.59	(0.28)	-	(0.28)	14.87	11.82%		235,941	0.63%		2.07%
12/31/13	10.21	0.19	3.32	3.51	(0.16)	-	(0.16)	13.56	34.40%		329,972	0.59%		1.55%
12/31/12	8.87	0.19	1.39	1.58	(0.24)	-	(0.24)	10.21	17.79%		245,589	0.59%		1.98%
Service Class
3/31/18[r]	$16.69	$0.11	$0.83	$0.94	$(0.38)	$(4.74)	$(5.12)	$12.51	4.98%	[b]	$12,790	0.78%	[a]	1.59%	[a]
9/30/17	14.90	0.27	2.47	2.74	(0.32)	(0.63)	(0.95)	16.69	18.97%		11,721	0.78%		1.71%
9/30/16	13.63	0.25	1.21	1.46	(0.19)	-	(0.19)	14.90	10.75%		8,656	0.77%		1.78%
9/30/15[i]	14.88	0.16	(1.36)	(1.20)	(0.05)	-	(0.05)	13.63	(8.11%	)[b]	14,983	0.78%	[a]	1.49%	[a]
12/31/14	13.57	0.25	1.33	1.58	(0.27)	-	(0.27)	14.88	11.72%		16,147	0.73%		1.76%
12/31/13	10.22	0.17	3.32	3.49	(0.14)	-	(0.14)	13.57	34.24%		21,780	0.69%		1.44%
12/31/12	8.87	0.18	1.39	1.57	(0.22)	-	(0.22)	10.22	17.74%		18,431	0.69%		1.84%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	61%	71%	39%	29%	49%	44%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$16.76	$0.11	$0.82	$0.93	$(0.35)	$(4.74)	$(5.09)	$12.60	4.91%	[b]	$15,039	0.88%	[a]	1.67%	[a]
9/30/17	14.96	0.26	2.48	2.74	(0.31)	(0.63)	(0.94)	16.76	18.92%		5,176	0.88%		1.63%
9/30/16	13.68	0.24	1.20	1.44	(0.16)	-	(0.16)	14.96	10.57%		6,903	0.87%		1.66%
9/30/15[i]	14.93	0.15	(1.35)	(1.20)	(0.05)	-	(0.05)	13.68	(8.08%	)[b]	6,206	0.88%	[a]	1.38%	[a]
12/31/14	13.63	0.24	1.32	1.56	(0.26)	-	(0.26)	14.93	11.52%		9,579	0.84%		1.69%
12/31/13	10.25	0.16	3.33	3.49	(0.11)	-	(0.11)	13.63	34.13%		7,905	0.80%		1.33%
12/31/12	8.90	0.17	1.39	1.56	(0.21)	-	(0.21)	10.25	17.53%		7,642	0.80%		1.74%
Class A
3/31/18[r]	$16.64	$0.09	$0.82	$0.91	$(0.32)	$(4.74)	$(5.06)	$12.49	4.77%	[b]	$38,594	1.13%	[a]	1.36%	[a]
9/30/17	14.85	0.21	2.48	2.69	(0.27)	(0.63)	(0.90)	16.64	18.64%		16,573	1.13%		1.36%
9/30/16	13.58	0.20	1.20	1.40	(0.13)	-	(0.13)	14.85	10.33%		19,968	1.12%		1.43%
9/30/15[i]	14.86	0.13	(1.36)	(1.23)	(0.05)	-	(0.05)	13.58	(8.32%	)[b]	20,926	1.13%	[a]	1.14%	[a]
12/31/14	13.55	0.21	1.31	1.52	(0.21)	-	(0.21)	14.86	11.27%		23,963	1.10%		1.47%
12/31/13	10.20	0.13	3.31	3.44	(0.09)	-	(0.09)	13.55	33.78%		24,625	1.09%		1.05%
12/31/12	8.86	0.14	1.39	1.53	(0.19)	-	(0.19)	10.20	17.23%		24,405	1.09%		1.48%
Class R4
3/31/18[r]	$16.56	$0.09	$0.83	$0.92	$(0.37)	$(4.74)	$(5.11)	$12.37	4.87%	[b]	$2,466	1.03%	[a]	1.39%	[a]
9/30/17	14.81	0.23	2.46	2.69	(0.31)	(0.63)	(0.94)	16.56	18.74%		861	1.03%		1.47%
9/30/16	13.57	0.22	1.18	1.40	(0.16)	-	(0.16)	14.81	10.38%		711	1.02%		1.57%
9/30/15[i]	14.83	0.14	(1.35)	(1.21)	(0.05)	-	(0.05)	13.57	(8.20%	)[b]	279	1.03%	[a]	1.26%	[a]
12/31/14[h]	13.86	0.12	1.10	1.22	(0.25)	-	(0.25)	14.83	8.85%	[b]	109	1.00%	[a]	1.13%	[a]
Class R3
3/31/18[r]	$16.59	$0.08	$0.82	$0.90	$(0.31)	$(4.74)	$(5.05)	$12.44	4.80%	[b]	$2,349	1.28%	[a]	1.08%	[a]
9/30/17	14.83	0.19	2.46	2.65	(0.26)	(0.63)	(0.89)	16.59	18.44%		2,046	1.28%		1.22%
9/30/16	13.62	0.19	1.19	1.38	(0.17)	-	(0.17)	14.83	10.17%		1,635	1.27%		1.36%
9/30/15[i]	14.91	0.12	(1.36)	(1.24)	(0.05)	-	(0.05)	13.62	(8.36%	)[b]	247	1.28%	[a]	1.06%	[a]
12/31/14	13.61	0.18	1.31	1.49	(0.19)	-	(0.19)	14.91	11.02%		194	1.28%		1.26%
12/31/13	10.25	0.09	3.33	3.42	(0.06)	-	(0.06)	13.61	33.35%		166	1.40%		0.73%
12/31/12	8.90	0.11	1.39	1.50	(0.15)	-	(0.15)	10.25	16.88%		131	1.40%		1.12%

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.01	$0.11	$0.28	$0.39	$(0.24)	$(1.88)	$(2.12)	$11.28	2.64%	[b]	$593,505	0.63%	[a]	N/A	1.86%	[a]
9/30/17	12.39	0.23	1.60	1.83	(0.25)	(0.96)	(1.21)	13.01	15.49%		594,578	0.64%		N/A	1.82%
9/30/16	12.46	0.25	1.27	1.52	(0.23)	(1.36)	(1.59)	12.39	13.21%		500,270	0.63%		N/A	2.04%
9/30/15[i]	13.97	0.17	(1.28)	(1.11)	-	(0.40)	(0.40)	12.46	(8.06%	)[b]	422,026	0.63%	[a]	N/A	1.65%	[a]
12/31/14	13.60	0.23	1.28	1.51	(0.24)	(0.90)	(1.14)	13.97	11.45%		408,068	0.65%		0.62%	1.65%
12/31/13	11.36	0.24	3.32	3.56	(0.26)	(1.06)	(1.32)	13.60	31.85%		267,342	0.74%		0.59%	1.82%
12/31/12	10.04	0.24	1.44	1.68	(0.36)	-	(0.36)	11.36	16.75%		204,268	0.74%		0.59%	2.21%
Class R5
3/31/18[r]	$13.06	$0.11	$0.26	$0.37	$(0.22)	$(1.88)	$(2.10)	$11.33	2.51%	[b]	$334,314	0.73%	[a]	N/A	1.75%	[a]
9/30/17	12.43	0.21	1.61	1.82	(0.23)	(0.96)	(1.19)	13.06	15.41%		368,686	0.74%		N/A	1.72%
9/30/16	12.49	0.23	1.29	1.52	(0.22)	(1.36)	(1.58)	12.43	13.12%		372,531	0.73%		N/A	1.95%
9/30/15[i]	14.01	0.16	(1.28)	(1.12)	-	(0.40)	(0.40)	12.49	(8.10%	)[b]	423,631	0.73%	[a]	N/A	1.53%	[a]
12/31/14	13.64	0.22	1.27	1.49	(0.22)	(0.90)	(1.12)	14.01	11.27%		564,826	0.78%		0.74%	1.53%
12/31/13	11.39	0.22	3.32	3.54	(0.23)	(1.06)	(1.29)	13.64	31.57%		541,839	0.94%		0.79%	1.63%
12/31/12	10.07	0.22	1.44	1.66	(0.34)	-	(0.34)	11.39	16.49%		486,471	0.94%		0.79%	2.00%
Service Class
3/31/18[r]	$13.00	$0.10	$0.27	$0.37	$(0.20)	$(1.88)	$(2.08)	$11.29	2.55%	[b]	$49,112	0.83%	[a]	N/A	1.63%	[a]
9/30/17	12.38	0.20	1.60	1.80	(0.22)	(0.96)	(1.18)	13.00	15.24%		60,852	0.84%		N/A	1.59%
9/30/16	12.44	0.22	1.29	1.51	(0.21)	(1.36)	(1.57)	12.38	13.06%		124,126	0.83%		N/A	1.86%
9/30/15[i]	13.97	0.15	(1.28)	(1.13)	-	(0.40)	(0.40)	12.44	(8.20%	)[b]	158,634	0.83%	[a]	N/A	1.44%	[a]
12/31/14	13.60	0.20	1.28	1.48	(0.21)	(0.90)	(1.11)	13.97	11.22%		208,770	0.86%		0.83%	1.44%
12/31/13	11.36	0.21	3.32	3.53	(0.23)	(1.06)	(1.29)	13.60	31.52%		207,094	0.98%		0.83%	1.58%
12/31/12	10.05	0.22	1.42	1.64	(0.33)	-	(0.33)	11.36	16.35%		158,864	0.98%		0.83%	1.96%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	29%	13%	16%	15%	19%	18%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$13.07	$0.09	$0.27	$0.36	$(0.19)	$(1.88)	$(2.07)	$11.36	2.44%	[b]	$83,017	0.93%	[a]	N/A	1.55%	[a]
9/30/17	12.44	0.19	1.61	1.80	(0.21)	(0.96)	(1.17)	13.07	15.16%		92,380	0.94%		N/A	1.51%
9/30/16	12.49	0.21	1.29	1.50	(0.19)	(1.36)	(1.55)	12.44	12.93%		94,316	0.93%		N/A	1.75%
9/30/15[i]	14.04	0.14	(1.29)	(1.15)	-	(0.40)	(0.40)	12.49	(8.30%	)[b]	102,932	0.93%	[a]	N/A	1.34%	[a]
12/31/14	13.65	0.19	1.29	1.48	(0.19)	(0.90)	(1.09)	14.04	11.14%		123,885	0.97%		0.94%	1.33%
12/31/13	11.40	0.19	3.33	3.52	(0.21)	(1.06)	(1.27)	13.65	31.35%		141,207	1.13%		0.98%	1.42%
12/31/12	10.09	0.20	1.43	1.63	(0.32)	-	(0.32)	11.40	16.16%		115,576	1.13%		0.98%	1.81%
Class A
3/31/18[r]	$12.90	$0.08	$0.26	$0.34	$(0.15)	$(1.88)	$(2.03)	$11.21	2.29%	[b]	$95,652	1.18%	[a]	N/A	1.29%	[a]
9/30/17	12.28	0.16	1.59	1.75	(0.17)	(0.96)	(1.13)	12.90	14.90%		108,447	1.19%		N/A	1.26%
9/30/16	12.35	0.18	1.26	1.44	(0.15)	(1.36)	(1.51)	12.28	12.58%		161,322	1.18%		N/A	1.50%
9/30/15[i]	13.90	0.11	(1.26)	(1.15)	-	(0.40)	(0.40)	12.35	(8.39%	)[b]	170,054	1.18%	[a]	N/A	1.08%	[a]
12/31/14	13.53	0.15	1.27	1.42	(0.15)	(0.90)	(1.05)	13.90	10.78%		215,519	1.23%		1.19%	1.08%
12/31/13	11.28	0.15	3.31	3.46	(0.15)	(1.06)	(1.21)	13.53	31.10%		272,524	1.38%		1.23%	1.18%
12/31/12	9.99	0.17	1.41	1.58	(0.29)	-	(0.29)	11.28	15.85%		332,630	1.38%		1.23%	1.56%
Class R4
3/31/18[r]	$12.77	$0.08	$0.27	$0.35	$(0.18)	$(1.88)	$(2.06)	$11.06	2.41%	[b]	$15,848	1.08%	[a]	N/A	1.40%	[a]
9/30/17	12.21	0.17	1.57	1.74	(0.22)	(0.96)	(1.18)	12.77	14.98%		16,370	1.09%		N/A	1.37%
9/30/16	12.32	0.20	1.26	1.46	(0.21)	(1.36)	(1.57)	12.21	12.78%		6,905	1.08%		N/A	1.66%
9/30/15[i]	13.86	0.12	(1.26)	(1.14)	-	(0.40)	(0.40)	12.32	(8.34%	)[b]	1,846	1.08%	[a]	N/A	1.25%	[a]
12/31/14[h]	13.74	0.12	1.10	1.22	(0.20)	(0.90)	(1.10)	13.86	9.16%	[b]	109	1.07%	[a]	N/A	1.11%	[a]
Class R3
3/31/18[r]	$12.72	$0.07	$0.26	$0.33	$(0.14)	$(1.88)	$(2.02)	$11.03	2.28%	[b]	$2,917	1.33%	[a]	N/A	1.16%	[a]
9/30/17	12.14	0.14	1.57	1.71	(0.17)	(0.96)	(1.13)	12.72	14.72%		2,936	1.34%		N/A	1.14%
9/30/16	12.25	0.16	1.25	1.41	(0.16)	(1.36)	(1.52)	12.14	12.41%		1,512	1.33%		N/A	1.34%
9/30/15[i]	13.81	0.10	(1.26)	(1.16)	-	(0.40)	(0.40)	12.25	(8.51%	)[b]	896	1.33%	[a]	N/A	0.95%	[a]
12/31/14	13.45	0.12	1.27	1.39	(0.13)	(0.90)	(1.03)	13.81	10.63%		977	1.41%		1.37%	0.88%
12/31/13	11.25	0.11	3.29	3.40	(0.14)	(1.06)	(1.20)	13.45	30.66%		1,245	1.68%		1.53%	0.88%
12/31/12	9.90	0.14	1.40	1.54	(0.19)	-	(0.19)	11.25	15.55%		878	1.68%		1.53%	1.29%

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$21.59	$0.18	$1.11	$1.29	$(0.48)	$(4.00)	$(4.48)	$18.40	5.81%	[b]	$693,414	0.12%	[a]	N/A	1.86%	[a]
9/30/17	19.40	0.39	3.03	3.42	(0.44)	(0.79)	(1.23)	21.59	18.44%		541,131	0.12%		N/A	1.95%
9/30/16	17.50	0.38	2.24	2.62	(0.36)	(0.36)	(0.72)	19.40	15.30%		1,078,531	0.12%		N/A	2.05%
9/30/15[i]	18.54	0.27	(1.26)	(0.99)	-	(0.05)	(0.05)	17.50	(5.35%	)[b]	860,720	0.12%	[a]	N/A	1.93%	[a]
12/31/14	16.99	0.34	1.94	2.28	(0.34)	(0.39)	(0.73)	18.54	13.55%		619,847	0.13%		0.11%	1.90%
12/31/13	13.20	0.32	3.93	4.25	(0.35)	(0.11)	(0.46)	16.99	32.34%		436,004	0.18%		0.08%	2.01%
12/31/12	11.66	0.29	1.57	1.86	(0.32)	-	(0.32)	13.20	15.96%		103,732	0.18%		0.08%	2.23%
Class R5
3/31/18[r]	$21.63	$0.17	$1.11	$1.28	$(0.46)	$(4.00)	$(4.46)	$18.45	5.73%	[b]	$693,563	0.22%	[a]	N/A	1.73%	[a]
9/30/17	19.43	0.38	3.03	3.41	(0.42)	(0.79)	(1.21)	21.63	18.33%		710,184	0.22%		N/A	1.88%
9/30/16	17.52	0.37	2.24	2.61	(0.34)	(0.36)	(0.70)	19.43	15.20%		828,915	0.22%		N/A	1.95%
9/30/15[i]	18.58	0.25	(1.26)	(1.01)	-	(0.05)	(0.05)	17.52	(5.44%	)[b]	872,011	0.22%	[a]	N/A	1.82%	[a]
12/31/14[p]	17.02	0.32	1.95	2.27	(0.32)	(0.39)	(0.71)	18.58	13.46%		1,003,654	0.23%		0.22%	1.79%
12/31/13	13.23	0.29	3.94	4.23	(0.33)	(0.11)	(0.44)	17.02	32.11%		1,003,965	0.25%		0.20%	1.88%
12/31/12	11.69	0.27	1.57	1.84	(0.30)	-	(0.30)	13.23	15.77%		833,287	0.26%		0.21%	2.07%
Service Class
3/31/18[r]	$21.64	$0.16	$1.10	$1.26	$(0.42)	$(4.00)	$(4.42)	$18.48	5.65%	[b]	$470,305	0.37%	[a]	N/A	1.57%	[a]
9/30/17	19.43	0.35	3.03	3.38	(0.38)	(0.79)	(1.17)	21.64	18.17%		508,135	0.37%		N/A	1.72%
9/30/16	17.52	0.34	2.24	2.58	(0.31)	(0.36)	(0.67)	19.43	15.03%		499,673	0.37%		N/A	1.80%
9/30/15[i]	18.60	0.23	(1.26)	(1.03)	-	(0.05)	(0.05)	17.52	(5.54%	)[b]	636,417	0.37%	[a]	N/A	1.66%	[a]
12/31/14	17.05	0.29	1.94	2.23	(0.29)	(0.39)	(0.68)	18.60	13.21%		736,040	0.39%		0.38%	1.63%
12/31/13	13.25	0.25	3.95	4.20	(0.29)	(0.11)	(0.40)	17.05	31.86%		609,354	0.47%		0.42%	1.66%
12/31/12	11.71	0.24	1.58	1.82	(0.28)	-	(0.28)	13.25	15.51%		516,727	0.47%		0.42%	1.86%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	10%	5%	4%	2%	5%	10%	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
p	Class I shares were renamed Class R5 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$21.34	$0.15	$1.09	$1.24	$(0.41)	$(4.00)	$(4.41)	$18.17	5.60%	[b]	$540,298	0.47%	[a]	N/A	1.48%	[a]
9/30/17	19.19	0.32	3.00	3.32	(0.38)	(0.79)	(1.17)	21.34	18.03%		572,199	0.47%		N/A	1.62%
9/30/16	17.30	0.32	2.22	2.54	(0.29)	(0.36)	(0.65)	19.19	14.96%		506,085	0.47%		N/A	1.70%
9/30/15[i]	18.39	0.22	(1.26)	(1.04)	-	(0.05)	(0.05)	17.30	(5.66%	)[b]	493,479	0.47%	[a]	N/A	1.57%	[a]
12/31/14	16.86	0.27	1.93	2.20	(0.28)	(0.39)	(0.67)	18.39	13.18%		557,940	0.48%		0.47%	1.54%
12/31/13	13.11	0.25	3.90	4.15	(0.29)	(0.11)	(0.40)	16.86	31.81%		335,898	0.50%		0.45%	1.63%
12/31/12	11.58	0.23	1.57	1.80	(0.27)	-	(0.27)	13.11	15.56%		269,106	0.50%		0.45%	1.82%
Class A
3/31/18[r]	$21.03	$0.12	$1.06	$1.18	$(0.36)	$(4.00)	$(4.36)	$17.85	5.43%	[b]	$31,471	0.72%	[a]	N/A	1.24%	[a]
9/30/17	18.92	0.27	2.96	3.23	(0.33)	(0.79)	(1.12)	21.03	17.80%		27,907	0.72%		N/A	1.37%
9/30/16	17.12	0.27	2.19	2.46	(0.30)	(0.36)	(0.66)	18.92	14.63%		21,320	0.72%		N/A	1.46%
9/30/15[i]	18.23	0.18	(1.24)	(1.06)	-	(0.05)	(0.05)	17.12	(5.82%	)[b]	11,784	0.72%	[a]	N/A	1.33%	[a]
12/31/14[h]	17.01	0.19	1.68	1.87	(0.26)	(0.39)	(0.65)	18.23	11.10%	[b]	3,314	0.72%	[a]	N/A	1.43%	[a]
Class R4
3/31/18[r]	$21.13	$0.13	$1.08	$1.21	$(0.37)	$(4.00)	$(4.37)	$17.97	5.52%	[b]	$656,069	0.62%	[a]	N/A	1.33%	[a]
9/30/17	19.01	0.29	2.97	3.26	(0.35)	(0.79)	(1.14)	21.13	17.88%		670,521	0.62%		N/A	1.47%
9/30/16	17.16	0.29	2.19	2.48	(0.27)	(0.36)	(0.63)	19.01	14.72%		632,838	0.62%		N/A	1.55%
9/30/15[i]	18.25	0.19	(1.23)	(1.04)	-	(0.05)	(0.05)	17.16	(5.70%	)[b]	534,856	0.62%	[a]	N/A	1.41%	[a]
12/31/14	16.74	0.24	1.90	2.14	(0.24)	(0.39)	(0.63)	18.25	12.92%		547,665	0.66%		0.63%	1.37%
12/31/13	13.02	0.22	3.87	4.09	(0.26)	(0.11)	(0.37)	16.74	31.57%		535,280	0.84%		0.65%	1.43%
12/31/12	11.51	0.21	1.55	1.76	(0.25)	-	(0.25)	13.02	15.28%		388,374	0.90%		0.65%	1.63%
Class R3
3/31/18[r]	$20.72	$0.10	$1.07	$1.17	$(0.35)	$(4.00)	$(4.35)	$17.54	5.42%	[b]	$229,726	0.87%	[a]	N/A	1.09%	[a]
9/30/17	18.70	0.24	2.91	3.15	(0.34)	(0.79)	(1.13)	20.72	17.54%		208,410	0.87%		N/A	1.21%
9/30/16	16.95	0.24	2.17	2.41	(0.30)	(0.36)	(0.66)	18.70	14.49%		95,197	0.87%		N/A	1.29%
9/30/15[i]	18.06	0.16	(1.22)	(1.06)	-	(0.05)	(0.05)	16.95	(5.88%	)[b]	24,643	0.87%	[a]	N/A	1.21%	[a]
12/31/14	16.58	0.19	1.90	2.09	(0.22)	(0.39)	(0.61)	18.06	12.68%		3,736	0.92%		0.89%	1.12%
12/31/13	12.90	0.17	3.83	4.00	(0.21)	(0.11)	(0.32)	16.58	31.14%		4,940	1.14%		0.95%	1.13%
12/31/12	11.41	0.17	1.53	1.70	(0.21)	-	(0.21)	12.90	14.91%		3,869	1.20%		0.95%	1.33%

MassMutual Select Equity Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$22.45	$0.14	$1.18	$1.32	$(0.51)	$(6.55)	$(7.06)	$16.71	5.44%	[b]	$234,165	0.74%	[a]	N/A	1.48%	[a]
9/30/17	18.40	0.41	4.27	4.68	(0.27)	(0.36)	(0.63)	22.45	25.85%		228,919	0.74%		N/A	2.00%
9/30/16	19.31	0.25	2.13	2.38	(0.36)	(2.93)	(3.29)	18.40	13.56%		213,648	0.73%		N/A	1.43%
9/30/15[i]	22.69	0.28	(3.41)	(3.13)	-	(0.25)	(0.25)	19.31	(13.85%	)[b]	216,254	0.73%	[a]	N/A	1.70%	[a]
12/31/14	23.34	0.46	2.34	2.80	(0.47)	(2.98)	(3.45)	22.69	12.54%		222,925	0.74%		0.71%	1.94%
12/31/13	18.86	0.14	6.99	7.13	(0.14)	(2.51)	(2.65)	23.34	38.45%		167,586	0.78%		0.68%	0.63%
12/31/12	16.98	0.20	3.38	3.58	(0.19)	(1.51)	(1.70)	18.86	21.28%		121,833	0.78%		0.68%	1.04%
Class R5
3/31/18[r]	$22.50	$0.13	$1.17	$1.30	$(0.48)	$(6.55)	$(7.03)	$16.77	5.41%	[b]	$191,220	0.84%	[a]	N/A	1.37%	[a]
9/30/17	18.44	0.39	4.28	4.67	(0.25)	(0.36)	(0.61)	22.50	25.73%		207,798	0.84%		N/A	1.87%
9/30/16	19.34	0.23	2.14	2.37	(0.34)	(2.93)	(3.27)	18.44	13.44%		203,817	0.83%		N/A	1.32%
9/30/15[i]	22.74	0.27	(3.42)	(3.15)	-	(0.25)	(0.25)	19.34	(13.91%	)[b]	240,748	0.83%	[a]	N/A	1.62%	[a]
12/31/14	23.38	0.45	2.33	2.78	(0.44)	(2.98)	(3.42)	22.74	12.44%		336,501	0.84%		0.82%	1.89%
12/31/13	18.89	0.11	7.00	7.11	(0.11)	(2.51)	(2.62)	23.38	38.28%		316,010	0.90%		0.80%	0.51%
12/31/12	17.00	0.17	3.39	3.56	(0.16)	(1.51)	(1.67)	18.89	21.17%		266,390	0.90%		0.80%	0.88%
Service Class
3/31/18[r]	$22.17	$0.12	$1.16	$1.28	$(0.46)	$(6.55)	$(7.01)	$16.44	5.36%	[b]	$54,658	0.94%	[a]	N/A	1.26%	[a]
9/30/17	18.18	0.35	4.23	4.58	(0.23)	(0.36)	(0.59)	22.17	25.59%		61,849	0.94%		N/A	1.74%
9/30/16	19.11	0.21	2.10	2.31	(0.31)	(2.93)	(3.24)	18.18	13.31%		69,632	0.93%		N/A	1.22%
9/30/15[i]	22.49	0.25	(3.38)	(3.13)	-	(0.25)	(0.25)	19.11	(14.02%	)[b]	76,245	0.93%	[a]	N/A	1.50%	[a]
12/31/14	23.16	0.44	2.29	2.73	(0.42)	(2.98)	(3.40)	22.49	12.33%		98,642	0.94%		0.92%	1.87%
12/31/13	18.74	0.09	6.94	7.03	(0.10)	(2.51)	(2.61)	23.16	38.13%		98,784	1.00%		0.90%	0.42%
12/31/12	16.88	0.14	3.38	3.52	(0.15)	(1.51)	(1.66)	18.74	21.03%		59,000	1.00%		0.90%	0.77%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	17%	131%	36%	39%	35%	27%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$21.94	$0.11	$1.15	$1.26	$(0.44)	$(6.55)	$(6.99)	$16.21	5.33%	[b]	$76,742	1.04%	[a]	N/A	1.17%	[a]
9/30/17	17.99	0.33	4.19	4.52	(0.21)	(0.36)	(0.57)	21.94	25.50%		82,359	1.04%		N/A	1.66%
9/30/16	18.94	0.20	2.07	2.27	(0.29)	(2.93)	(3.22)	17.99	13.19%		89,646	1.03%		N/A	1.12%
9/30/15[i]	22.31	0.23	(3.35)	(3.12)	-	(0.25)	(0.25)	18.94	(14.04%	)[b]	97,736	1.03%	[a]	N/A	1.42%	[a]
12/31/14	23.00	0.38	2.30	2.68	(0.39)	(2.98)	(3.37)	22.31	12.20%		111,776	1.05%		1.03%	1.63%
12/31/13	18.62	0.06	6.90	6.96	(0.07)	(2.51)	(2.58)	23.00	37.97%		105,331	1.15%		1.05%	0.26%
12/31/12	16.79	0.12	3.34	3.46	(0.12)	(1.51)	(1.63)	18.62	20.82%		73,933	1.15%		1.05%	0.64%
Class A
3/31/18[r]	$21.17	$0.08	$1.11	$1.19	$(0.36)	$(6.55)	$(6.91)	$15.45	5.20%	[b]	$89,505	1.29%	[a]	N/A	0.91%	[a]
9/30/17	17.37	0.28	4.02	4.30	(0.14)	(0.36)	(0.50)	21.17	25.13%		107,667	1.29%		N/A	1.42%
9/30/16	18.38	0.15	2.01	2.16	(0.24)	(2.93)	(3.17)	17.37	12.93%		146,239	1.28%		N/A	0.87%
9/30/15[i]	21.69	0.18	(3.24)	(3.06)	-	(0.25)	(0.25)	18.38	(14.16%	)[b]	181,803	1.28%	[a]	N/A	1.16%	[a]
12/31/14	22.46	0.33	2.21	2.54	(0.33)	(2.98)	(3.31)	21.69	11.86%		227,294	1.30%		1.28%	1.45%
12/31/13	18.23	0.00 [d]	6.75	6.75	(0.01)	(2.51)	(2.52)	22.46	37.66%		218,492	1.40%		1.30%	0.01%
12/31/12	16.46	0.07	3.28	3.35	(0.07)	(1.51)	(1.58)	18.23	20.55%		160,758	1.40%		1.30%	0.37%
Class R4
3/31/18[r]	$21.00	$0.09	$1.10	$1.19	$(0.42)	$(6.55)	$(6.97)	$15.22	5.20%	[b]	$8,616	1.19%	[a]	N/A	1.02%	[a]
9/30/17	17.28	0.31	3.99	4.30	(0.22)	(0.36)	(0.58)	21.00	25.27%		8,146	1.19%		N/A	1.58%
9/30/16	18.35	0.16	2.02	2.18	(0.32)	(2.93)	(3.25)	17.28	13.11%		6,065	1.18%		N/A	0.98%
9/30/15[i]	21.65	0.24	(3.29)	(3.05)	-	(0.25)	(0.25)	18.35	(14.14%	)[b]	1,683	1.18%	[a]	N/A	1.52%	[a]
12/31/14[h]	22.25	0.10	2.67	2.77	(0.39)	(2.98)	(3.37)	21.65	13.01%	[b]	113	1.17%	[a]	N/A	0.55%	[a]
Class R3
3/31/18[r]	$20.10	$0.06	$1.06	$1.12	$(0.31)	$(6.55)	$(6.86)	$14.36	5.11%	[b]	$2,459	1.44%	[a]	N/A	0.75%	[a]
9/30/17	16.55	0.24	3.83	4.07	(0.16)	(0.36)	(0.52)	20.10	25.00%		3,087	1.44%		N/A	1.28%
9/30/16	17.72	0.12	1.93	2.05	(0.29)	(2.93)	(3.22)	16.55	12.76%		3,539	1.43%		N/A	0.74%
9/30/15[i]	20.95	0.14	(3.12)	(2.98)	-	(0.25)	(0.25)	17.72	(14.28%	)[b]	2,317	1.44%	[a]	N/A	0.94%	[a]
12/31/14	21.80	0.29	2.13	2.42	(0.29)	(2.98)	(3.27)	20.95	11.67%		721	1.49%		1.47%	1.31%
12/31/13	17.80	(0.06)	6.57	6.51	-	(2.51)	(2.51)	21.80	37.19%		731	1.70%		1.60%	(0.28%	)
12/31/12	16.10	(0.01)	3.22	3.21	-	(1.51)	(1.51)	17.80	20.13%		477	1.70%		1.60%	(0.06%	)

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$8.44	$0.03	$0.71	$0.74	$(0.07)	$(0.56)	$(0.63)	$8.55	8.93%	[b]	$80,912	0.79%	[a]	0.70%	[a]	0.64%	[a]
9/30/17	8.01	0.08	1.37	1.45	(0.08)	(0.94)	(1.02)	8.44	20.59%		75,206	0.84%		0.70%		1.09%
9/30/16	8.02	0.07	0.86	0.93	(0.08)	(0.86)	(0.94)	8.01	12.02%		56,680	0.82%		0.70%		0.86%
9/30/15[i]	8.18	0.05	(0.18)	(0.13)	-	(0.03)	(0.03)	8.02	(1.60%	)[b]	75,265	0.81%	[a]	0.70%	[a]	0.80%	[a]
12/31/14[h]	8.42	0.07	0.78	0.85	(0.09)	(1.00)	(1.09)	8.18	10.42%	[b]	86,370	0.75%	[a]	0.70%	[a]	1.03%	[a]
Class R5
3/31/18[r]	$8.46	$0.02	$0.71	$0.73	$(0.06)	$(0.56)	$(0.62)	$8.57	8.81%	[b]	$27,880	0.89%	[a]	0.80%	[a]	0.54%	[a]
9/30/17	8.02	0.08	1.38	1.46	(0.08)	(0.94)	(1.02)	8.46	20.56%		26,201	0.94%		0.80%		0.99%
9/30/16	8.03	0.06	0.86	0.92	(0.07)	(0.86)	(0.93)	8.02	11.88%		23,154	0.92%		0.80%		0.76%
9/30/15[i]	8.20	0.04	(0.18)	(0.14)	-	(0.03)	(0.03)	8.03	(1.71%	)[b]	20,054	0.91%	[a]	0.80%	[a]	0.71%	[a]
12/31/14	8.35	0.06	0.86	0.92	(0.07)	(1.00)	(1.07)	8.20	11.38%		21,110	0.87%		0.80%		0.75%
12/31/13	6.62	0.06	2.05	2.11	(0.07)	(0.31)	(0.38)	8.35	32.24%		86,288	0.90%		0.81%		0.79%
12/31/12	5.89	0.07	0.71	0.78	(0.05)	(0.00)[d]	(0.05)	6.62	13.26%		73,897	0.91%		0.83%		1.02%
Service Class
3/31/18[r]	$8.29	$0.02	$0.70	$0.72	$(0.06)	$(0.56)	$(0.62)	$8.39	8.77%	[b]	$9,223	0.99%	[a]	0.90%	[a]	0.43%	[a]
9/30/17	7.88	0.07	1.35	1.42	(0.07)	(0.94)	(1.01)	8.29	20.41%		8,668	1.04%		0.90%		0.88%
9/30/16	7.91	0.05	0.84	0.89	(0.06)	(0.86)	(0.92)	7.88	11.69%		6,561	1.02%		0.90%		0.67%
9/30/15[i]	8.07	0.04	(0.17)	(0.13)	-	(0.03)	(0.03)	7.91	(1.62%	)[b]	5,627	1.01%	[a]	0.90%	[a]	0.62%	[a]
12/31/14	8.25	0.06	0.83	0.89	(0.07)	(1.00)	(1.07)	8.07	11.13%		6,829	0.94%		0.90%		0.76%
12/31/13	6.54	0.05	2.04	2.09	(0.07)	(0.31)	(0.38)	8.25	32.23%		6,015	0.94%		0.91%		0.68%
12/31/12	5.82	0.05	0.71	0.76	(0.04)	(0.00)[d]	(0.04)	6.54	13.09%		3,948	0.97%		0.94%		0.73%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	22%	52%	49%	37%	59%	62%	109%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

	Net asset value, beginning of the period	Income (loss) from investment operations				Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$8.10	$0.01		$0.69	$0.70	$(0.05)	$(0.56)	$(0.61)	$8.19	8.89%	[b]	$12,176	1.09%	[a]	1.00%	[a]	0.34%	[a]
9/30/17	7.72	0.06		1.32	1.38	(0.06)	(0.94)	(1.00)	8.10	20.31%		10,889	1.14%		1.00%		0.77%
9/30/16	7.77	0.04		0.83	0.87	(0.06)	(0.86)	(0.92)	7.72	11.54%		10,205	1.12%		1.00%		0.56%
9/30/15[i]	7.93	0.03		(0.16)	(0.13)	-	(0.03)	(0.03)	7.77	(1.65%	)[b]	10,157	1.11%	[a]	1.00%	[a]	0.50%	[a]
12/31/14	8.13	0.05		0.81	0.86	(0.06)	(1.00)	(1.06)	7.93	10.93%		9,696	1.06%		1.01%		0.64%
12/31/13	6.45	0.04		2.00	2.04	(0.05)	(0.31)	(0.36)	8.13	32.00%		10,925	1.09%		1.06%		0.55%
12/31/12	5.74	0.04		0.70	0.74	(0.03)	(0.00)[d]	(0.03)	6.45	12.97%		10,370	1.12%		1.09%		0.61%
Class A
3/31/18[r]	$7.75	$0.00	[d]	$0.66	$0.66	$(0.03)	$(0.56)	$(0.59)	$7.82	8.62%	[b]	$16,600	1.34%	[a]	1.25%	[a]	0.08%	[a]
9/30/17	7.43	0.04		1.26	1.30	(0.04)	(0.94)	(0.98)	7.75	19.91%		15,687	1.39%		1.25%		0.53%
9/30/16	7.50	0.02		0.80	0.82	(0.03)	(0.86)	(0.89)	7.43	11.30%		16,594	1.37%		1.25%		0.31%
9/30/15[i]	7.68	0.02		(0.17)	(0.15)	-	(0.03)	(0.03)	7.50	(1.96%	)[b]	17,774	1.36%	[a]	1.25%	[a]	0.26%	[a]
12/31/14	7.89	0.03		0.80	0.83	(0.04)	(1.00)	(1.04)	7.68	10.86%		24,193	1.31%		1.26%		0.38%
12/31/13	6.28	0.02		1.94	1.96	(0.04)	(0.31)	(0.35)	7.89	31.53%		23,867	1.34%		1.31%		0.29%
12/31/12	5.58	0.02		0.69	0.71	(0.01)	(0.00)[d]	(0.01)	6.28	12.79%		16,843	1.37%		1.35%		0.29%
Class R4
3/31/18[r]	$7.68	$0.01		$0.65	$0.66	$(0.04)	$(0.56)	$(0.60)	$7.74	8.75%	[b]	$2,751	1.24%	[a]	1.15%	[a]	0.17%	[a]
9/30/17	7.39	0.05		1.25	1.30	(0.07)	(0.94)	(1.01)	7.68	20.10%		2,908	1.29%		1.15%		0.63%
9/30/16	7.49	0.03		0.79	0.82	(0.06)	(0.86)	(0.92)	7.39	11.33%		720	1.27%		1.15%		0.42%
9/30/15[i]	7.66	0.02		(0.16)	(0.14)	-	(0.03)	(0.03)	7.49	(1.84%	)[b]	193	1.26%	[a]	1.15%	[a]	0.32%	[a]
12/31/14[h]	7.95	0.04		0.73	0.77	(0.06)	(1.00)	(1.06)	7.66	10.03%	[b]	110	1.20%	[a]	1.15%	[a]	0.59%	[a]
Class R3
3/31/18[r]	$7.27	$0.00	[d]	$0.62	$0.62	$(0.03)	$(0.56)	$(0.59)	$7.30	8.61%	[b]	$2,685	1.49%	[a]	1.40%	[a]	(0.05%	)[a]
9/30/17	7.04	0.03		1.19	1.22	(0.05)	(0.94)	(0.99)	7.27	19.93%		2,301	1.54%		1.40%		0.39%
9/30/16	7.19	0.01		0.76	0.77	(0.06)	(0.86)	(0.92)	7.04	11.15%		1,343	1.52%		1.40%		0.20%
9/30/15[i]	7.38	(0.00)[d]		(0.16)	(0.16)	-	(0.03)	(0.03)	7.19	(2.18%	)[b]	100	1.51%	[a]	1.40%	[a]	(0.06%	)[a]
12/31/14	7.64	0.02		0.76	0.78	(0.04)	(1.00)	(1.04)	7.38	10.51%		3	1.49%		1.44%		0.24%
12/31/13	6.07	0.00	[d]	1.88	1.88	(0.00)[d]	(0.31)	(0.31)	7.64	31.26%		168	1.64%		1.61%		0.02%
12/31/12	5.41	(0.00)[d]		0.66	0.66	-	(0.00)[d]	(0.00)[d]	6.07	12.27%		248	1.68%		1.66%		(0.02%	)

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$19.78	$0.03	$2.06	$2.09	$(0.11)	$(0.81)	$(0.92)	$20.95	10.70%	[b]	$1,369,641	0.64%	[a]	N/A		0.31%	[a]
9/30/17	16.66	0.07	3.81	3.88	(0.10)	(0.66)	(0.76)	19.78	24.41%		1,081,072	0.65%		N/A		0.38%
9/30/16	17.24	0.05	2.33	2.38	(0.10)	(2.86)	(2.96)	16.66	14.57%		511,543	0.66%		N/A		0.34%
9/30/15[i]	17.24	0.03	0.13	0.16	-	(0.16)	(0.16)	17.24	0.87%	[b]	317,029	0.67%	[a]	N/A		0.24%	[a]
12/31/14[h]	16.75	0.01	1.73	1.74	-	(1.25)	(1.25)	17.24	10.55%	[b]	268,755	0.66%	[a]	N/A		0.05%	[a]
Class R5
3/31/18[r]	$19.75	$0.02	$2.05	$2.07	$(0.09)	$(0.81)	$(0.90)	$20.92	10.62%	[b]	$466,133	0.74%	[a]	N/A		0.20%	[a]
9/30/17	16.63	0.05	3.81	3.86	(0.08)	(0.66)	(0.74)	19.75	24.33%		443,867	0.75%		N/A		0.28%
9/30/16	17.22	0.04	2.31	2.35	(0.08)	(2.86)	(2.94)	16.63	14.38%		367,547	0.76%		N/A		0.23%
9/30/15[i]	17.23	0.02	0.13	0.15	-	(0.16)	(0.16)	17.22	0.81%	[b]	491,897	0.77%	[a]	N/A		0.14%	[a]
12/31/14	16.94	(0.01)	1.55	1.54	-	(1.25)	(1.25)	17.23	9.25%		560,395	0.76%		0.76%	[n]	(0.05%	)
12/31/13	12.77	0.00 [d]	5.24	5.24	(0.00)[d]	(1.07)	(1.07)	16.94	41.38%		526,553	0.78%		0.76%		0.02%
12/31/12	10.81	0.04	1.95	1.99	(0.03)	-	(0.03)	12.77	18.43%		406,245	0.82%		0.76%		0.34%
Service Class
3/31/18[r]	$19.57	$0.01	$2.03	$2.04	$(0.07)	$(0.81)	$(0.88)	$20.73	10.62%	[b]	$147,678	0.84%	[a]	N/A		0.10%	[a]
9/30/17	16.49	0.03	3.77	3.80	(0.06)	(0.66)	(0.72)	19.57	24.14%		133,658	0.85%		N/A		0.18%
9/30/16	17.09	0.02	2.31	2.33	(0.07)	(2.86)	(2.93)	16.49	14.37%		212,993	0.86%		N/A		0.14%
9/30/15[i]	17.12	0.01	0.12	0.13	-	(0.16)	(0.16)	17.09	0.70%	[b]	197,891	0.87%	[a]	N/A		0.04%	[a]
12/31/14	16.85	(0.02)	1.54	1.52	-	(1.25)	(1.25)	17.12	9.18%		158,076	0.85%		0.85%	[n]	(0.14%	)
12/31/13	12.71	(0.01)	5.22	5.21	(0.00)[d]	(1.07)	(1.07)	16.85	41.34%		188,792	0.87%		0.82%		(0.04%	)
12/31/12	10.77	0.03	1.93	1.96	(0.02)	-	(0.02)	12.71	18.23%		128,562	0.95%		0.82%		0.26%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	10%	27%	30%	48%	34%	33%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$19.31	$0.00 [d]	$2.01	$2.01	$(0.05)	$(0.81)	$(0.86)	$20.46	10.55%	[b]	$271,073	0.94%	[a]	N/A		0.00%	[a,e]
9/30/17	16.28	0.01	3.73	3.74	(0.05)	(0.66)	(0.71)	19.31	24.05%		257,730	0.95%		N/A		0.08%
9/30/16	16.90	0.01	2.27	2.28	(0.04)	(2.86)	(2.90)	16.28	14.23%		232,088	0.96%		N/A		0.04%
9/30/15[i]	16.94	(0.01)	0.13	0.12	-	(0.16)	(0.16)	16.90	0.64%	[b]	226,193	0.97%	[a]	N/A		(0.05%	)[a]
12/31/14	16.71	(0.04)	1.52	1.48	-	(1.25)	(1.25)	16.94	9.01%		262,694	0.96%		0.96%	[n]	(0.26%	)
12/31/13	12.64	(0.03)	5.17	5.14	(0.00)[d]	(1.07)	(1.07)	16.71	41.01%		242,816	1.02%		0.98%		(0.22%	)
12/31/12	10.71	0.01	1.93	1.94	(0.01)	-	(0.01)	12.64	18.07%		319,306	1.07%		0.98%		0.10%
Class A
3/31/18[r]	$18.53	$(0.02)	$1.92	$1.90	$(0.00)[d]	$(0.81)	$(0.81)	$19.62	10.38%	[b]	$160,209	1.19%	[a]	N/A		(0.26%	)[a]
9/30/17	15.65	(0.03)	3.58	3.55	(0.01)	(0.66)	(0.67)	18.53	23.73%		162,073	1.20%		N/A		(0.16%	)
9/30/16	16.35	(0.03)	2.20	2.17	(0.01)	(2.86)	(2.87)	15.65	13.93%		161,079	1.21%		N/A		(0.22%	)
9/30/15[i]	16.42	(0.04)	0.13	0.09	-	(0.16)	(0.16)	16.35	0.48%	[b]	150,749	1.22%	[a]	N/A		(0.30%	)[a]
12/31/14	16.27	(0.08)	1.48	1.40	-	(1.25)	(1.25)	16.42	8.77%		157,200	1.21%		1.20%		(0.50%	)
12/31/13	12.35	(0.06)	5.05	4.99	(0.00)[d]	(1.07)	(1.07)	16.27	40.76%		182,452	1.26%		1.19%		(0.41%	)
12/31/12	10.48	(0.01)	1.88	1.87	-	-	-	12.35	17.84%		140,294	1.32%		1.19%		(0.08%	)
Class R4
3/31/18[r]	$18.51	$(0.01)	$1.93	$1.92	$(0.04)	$(0.81)	$(0.85)	$19.58	10.50%	[b]	$88,751	1.09%	[a]	N/A		(0.15%	)[a]
9/30/17	15.66	(0.01)	3.57	3.56	(0.05)	(0.66)	(0.71)	18.51	23.81%		67,035	1.10%		N/A		(0.07%	)
9/30/16	16.38	(0.02)	2.21	2.19	(0.05)	(2.86)	(2.91)	15.66	14.08%		44,451	1.11%		N/A		(0.11%	)
9/30/15[i]	16.44	(0.03)	0.13	0.10	-	(0.16)	(0.16)	16.38	0.54%	[b]	19,816	1.12%	[a]	N/A		(0.23%	)[a]
12/31/14[h]	16.08	(0.06)	1.67	1.61	-	(1.25)	(1.25)	16.44	10.18%	[b]	776	1.11%	[a]	N/A		(0.44%	)[a]
Class R3
3/31/18[r]	$17.41	$(0.04)	$1.82	$1.78	$(0.01)	$(0.81)	$(0.82)	$18.37	10.32%	[b]	$50,977	1.34%	[a]	N/A		(0.40%	)[a]
9/30/17	14.78	(0.05)	3.37	3.32	(0.03)	(0.66)	(0.69)	17.41	23.59%		40,705	1.35%		N/A		(0.32%	)
9/30/16	15.65	(0.05)	2.09	2.04	(0.05)	(2.86)	(2.91)	14.78	13.77%		22,853	1.36%		N/A		(0.36%	)
9/30/15[i]	15.75	(0.06)	0.12	0.06	-	(0.16)	(0.16)	15.65	0.38%	[b]	3,937	1.37%	[a]	N/A		(0.47%	)[a]
12/31/14	15.68	(0.11)	1.43	1.32	-	(1.25)	(1.25)	15.75	8.52%		900	1.39%		1.39%	[n]	(0.70%	)
12/31/13	11.97	(0.10)	4.88	4.78	(0.00)[d]	(1.07)	(1.07)	15.68	40.30%		967	1.55%		1.51%		(0.73%	)
12/31/12	10.18	(0.04)	1.83	1.79	-	-	-	11.97	17.58%		727	1.62%		1.51%		(0.35%	)

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.97	$(0.02)	$1.09	$1.07	$-	$(1.55)	$(1.55)	$11.49	9.49%	[b]	$375,338	0.74%	[a]	N/A	(0.29%	)[a]
9/30/17	10.82	(0.02)	1.95	1.93	-	(0.78)	(0.78)	11.97	19.63%		378,731	0.74%		N/A	(0.18%	)
9/30/16	10.98	(0.01)	1.07	1.06	-	(1.22)	(1.22)	10.82	9.61%		352,915	0.74%		N/A	(0.10%	)
9/30/15[i]	11.90	0.00 [d]	(0.64)	(0.64)	-	(0.28)	(0.28)	10.98	(5.48%	)[b]	352,117	0.74%	[a]	N/A	0.05%	[a]
12/31/14	11.43	0.01	1.20	1.21	-	(0.74)	(0.74)	11.90	10.75%		312,757	0.75%		0.72%	0.10%
12/31/13	8.89	0.00 [d]	3.38	3.38	(0.01)	(0.83)	(0.84)	11.43	38.50%		141,922	0.84%		0.69%	0.02%
12/31/12	7.40	0.07	1.42	1.49	-	-	-	8.89	20.14%		76,857	0.85%		0.70%	0.86%
Class R5
3/31/18[r]	$11.87	$(0.02)	$1.07	$1.05	$-	$(1.55)	$(1.55)	$11.37	9.50%	[b]	$169,999	0.84%	[a]	N/A	(0.39%	)[a]
9/30/17	10.74	(0.03)	1.94	1.91	-	(0.78)	(0.78)	11.87	19.59%		185,795	0.84%		N/A	(0.28%	)
9/30/16	10.92	(0.01)	1.05	1.04	-	(1.22)	(1.22)	10.74	9.47%		192,509	0.84%		N/A	(0.14%	)
9/30/15[i]	11.85	(0.00)[d]	(0.65)	(0.65)	-	(0.28)	(0.28)	10.92	(5.58%	)[b]	220,721	0.84%	[a]	N/A	(0.03%	)[a]
12/31/14	11.39	0.00 [d]	1.20	1.20	-	(0.74)	(0.74)	11.85	10.70%		272,981	0.87%		0.83%	0.04%
12/31/13	8.87	(0.01)	3.36	3.35	-	(0.83)	(0.83)	11.39	38.28%		340,443	0.99%		0.84%	(0.13%	)
12/31/12	7.40	0.01	1.46	1.47	-	-	-	8.87	19.86%		268,035	1.00%		0.85%	0.06%
Service Class
3/31/18[r]	$11.58	$(0.03)	$1.05	$1.02	$-	$(1.55)	$(1.55)	$11.05	9.47%	[b]	$74,038	0.94%	[a]	N/A	(0.48%	)[a]
9/30/17	10.50	(0.04)	1.90	1.86	-	(0.78)	(0.78)	11.58	19.55%		74,058	0.94%		N/A	(0.38%	)
9/30/16	10.72	(0.03)	1.03	1.00	-	(1.22)	(1.22)	10.50	9.26%		149,667	0.94%		N/A	(0.31%	)
9/30/15[i]	11.64	(0.01)	(0.63)	(0.64)	-	(0.28)	(0.28)	10.72	(5.60%	)[b]	149,543	0.94%	[a]	N/A	(0.15%	)[a]
12/31/14	11.22	(0.01)	1.17	1.16	-	(0.74)	(0.74)	11.64	10.51%		158,891	0.96%		0.93%	(0.08%	)
12/31/13	8.76	(0.02)	3.31	3.29	-	(0.83)	(0.83)	11.22	38.07%		85,741	1.09%		0.94%	(0.23%	)
12/31/12	7.31	0.00 [d]	1.45	1.45	-	-	-	8.76	19.84%		45,380	1.10%		0.95%	0.03%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	13%	19%	22%	28%	25%	29%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$11.21	$(0.03)	$1.01	$0.98	$-	$(1.55)	$(1.55)	$10.64	9.42%	[b]	$62,303	1.04%	[a]	N/A	(0.59%	)[a]
9/30/17	10.21	(0.05)	1.83	1.78	-	(0.78)	(0.78)	11.21	19.31%		89,663	1.04%		N/A	(0.48%	)
9/30/16	10.46	(0.04)	1.01	0.97	-	(1.22)	(1.22)	10.21	9.21%		90,616	1.04%		N/A	(0.43%	)
9/30/15[i]	11.37	(0.02)	(0.61)	(0.63)	-	(0.28)	(0.28)	10.46	(5.64%	)[b]	107,017	1.04%	[a]	N/A	(0.26%	)[a]
12/31/14	10.98	(0.02)	1.15	1.13	-	(0.74)	(0.74)	11.37	10.46%		146,975	1.07%		1.04%	(0.19%	)
12/31/13	8.60	(0.04)	3.25	3.21	-	(0.83)	(0.83)	10.98	37.85%		110,471	1.24%		1.09%	(0.39%	)
12/31/12	7.19	(0.01)	1.42	1.41	-	-	-	8.60	19.61%		85,363	1.25%		1.10%	(0.10%	)
Class A
3/31/18[r]	$10.52	$(0.04)	$0.94	$0.90	$-	$(1.55)	$(1.55)	$9.87	9.25%	[b]	$59,485	1.29%	[a]	N/A	(0.84%	)[a]
9/30/17	9.65	(0.07)	1.72	1.65	-	(0.78)	(0.78)	10.52	19.07%		76,756	1.29%		N/A	(0.73%	)
9/30/16	9.97	(0.07)	0.97	0.90	-	(1.22)	(1.22)	9.65	8.93%		103,902	1.29%		N/A	(0.72%	)
9/30/15[i]	10.88	(0.04)	(0.59)	(0.63)	-	(0.28)	(0.28)	9.97	(5.90%	)[b]	140,896	1.29%	[a]	N/A	(0.49%	)[a]
12/31/14	10.56	(0.05)	1.11	1.06	-	(0.74)	(0.74)	10.88	10.21%		178,641	1.33%		1.29%	(0.44%	)
12/31/13	8.32	(0.06)	3.13	3.07	-	(0.83)	(0.83)	10.56	37.43%		168,430	1.49%		1.34%	(0.63%	)
12/31/12	6.97	(0.03)	1.38	1.35	-	-	-	8.32	19.37%		102,385	1.50%		1.35%	(0.35%	)
Class R4
3/31/18[r]	$10.57	$(0.04)	$0.95	$0.91	$-	$(1.55)	$(1.55)	$9.93	9.32%	[b]	$14,915	1.19%	[a]	N/A	(0.73%	)[a]
9/30/17	9.68	(0.06)	1.73	1.67	-	(0.78)	(0.78)	10.57	19.22%		9,200	1.19%		N/A	(0.63%	)
9/30/16	9.99	(0.05)	0.96	0.91	-	(1.22)	(1.22)	9.68	9.02%		6,861	1.19%		N/A	(0.58%	)
9/30/15[i]	10.88	(0.04)	(0.57)	(0.61)	-	(0.28)	(0.28)	9.99	(5.71%	)[b]	2,794	1.19%	[a]	N/A	(0.46%	)[a]
12/31/14[h]	10.57	(0.03)	1.08	1.05	-	(0.74)	(0.74)	10.88	10.11%	[b]	110	1.18%	[a]	N/A	(0.40%	)[a]
Class R3
3/31/18[r]	$9.82	$(0.05)	$0.88	$0.83	$-	$(1.55)	$(1.55)	$9.10	9.21%	[b]	$941	1.44%	[a]	N/A	(0.99%	)[a]
9/30/17	9.08	(0.08)	1.60	1.52	-	(0.78)	(0.78)	9.82	18.82%		1,035	1.44%		N/A	(0.88%	)
9/30/16	9.46	(0.07)	0.91	0.84	-	(1.22)	(1.22)	9.08	8.77%		859	1.44%		N/A	(0.81%	)
9/30/15[i]	10.34	(0.05)	(0.55)	(0.60)	-	(0.28)	(0.28)	9.46	(5.92%	)[b]	751	1.44%	[a]	N/A	(0.70%	)[a]
12/31/14	10.09	(0.07)	1.06	0.99	-	(0.74)	(0.74)	10.34	9.99%		127	1.45%		1.44%	(0.65%	)
12/31/13	8.00	(0.09)	3.01	2.92	-	(0.83)	(0.83)	10.09	37.05%		29	1.79%		1.64%	(0.93%	)
12/31/12	6.73	(0.05)	1.32	1.27	-	-	-	8.00	18.87%		24	1.80%		1.65%	(0.69%	)

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$15.20	$0.10	$0.38	$0.48	$(0.21)	$(2.11)	$(2.32)	$13.36	2.98%	[b]	$80,385	0.96%	[a]	0.80%	[a]	1.37%	[a]
9/30/17	13.59	0.21	1.87	2.08	(0.21)	(0.26)	(0.47)	15.20	15.51%		81,793	0.92%		0.80%		1.46%
9/30/16	13.71	0.15	1.93	2.08	(0.20)	(2.00)	(2.20)	13.59	17.08%		106,786	0.94%		0.80%		1.19%
9/30/15[i]	15.25	0.11	(1.49)	(1.38)	-	(0.16)	(0.16)	13.71	(9.12%	)[b]	128,581	0.84%	[a]	0.80%	[a]	1.00%	[a]
12/31/14	14.68	0.21	0.77	0.98	(0.18)	(0.23)	(0.41)	15.25	6.75%		132,365	0.80%		0.79%		1.37%
12/31/13	11.09	0.18	3.59	3.77	(0.18)	-	(0.18)	14.68	34.02%		67,095	0.84%		0.74%		1.36%
12/31/12	9.68	0.24	1.36	1.60	(0.19)	-	(0.19)	11.09	16.54%		75,912	0.83%		0.73%		2.18%
Class R5
3/31/18[r]	$15.28	$0.09	$0.40	$0.49	$(0.20)	$(2.11)	$(2.31)	$13.46	2.98%	[b]	$3,953	1.06%	[a]	0.90%	[a]	1.25%	[a]
9/30/17	13.67	0.20	1.87	2.07	(0.20)	(0.26)	(0.46)	15.28	15.32%		7,290	1.02%		0.90%		1.34%
9/30/16	13.75	0.15	1.93	2.08	(0.16)	(2.00)	(2.16)	13.67	17.03%		7,072	1.04%		0.90%		1.12%
9/30/15[i]	15.32	0.09	(1.50)	(1.41)	-	(0.16)	(0.16)	13.75	(9.22%	)[b]	8,406	0.94%	[a]	0.90%	[a]	0.83%	[a]
12/31/14	14.71	0.12	0.85	0.97	(0.13)	(0.23)	(0.36)	15.32	6.59%		18,333	0.88%		0.88%	[k]	0.79%
12/31/13	11.12	0.16	3.60	3.76	(0.17)	-	(0.17)	14.71	33.85%		81,923	0.88%		0.83%		1.24%
12/31/12	9.69	0.14	1.44	1.58	(0.15)	-	(0.15)	11.12	16.35%		56,001	0.90%		0.80%		1.32%
Service Class
3/31/18[r]	$15.24	$0.10	$0.37	$0.47	$(0.18)	$(2.11)	$(2.29)	$13.42	2.90%	[b]	$174	1.16%	[a]	1.00%	[a]	1.29%	[a]
9/30/17	13.62	0.19	1.87	2.06	(0.18)	(0.26)	(0.44)	15.24	15.29%		1,998	1.12%		1.00%		1.29%
9/30/16	13.72	0.12	1.94	2.06	(0.16)	(2.00)	(2.16)	13.62	16.87%		2,158	1.14%		1.00%		0.95%
9/30/15[i]	15.29	0.08	(1.49)	(1.41)	-	(0.16)	(0.16)	13.72	(9.30%	)[b]	2,689	1.04%	[a]	1.00%	[a]	0.72%	[a]
12/31/14	14.71	0.15	0.81	0.96	(0.15)	(0.23)	(0.38)	15.29	6.57%		5,022	0.99%		0.99%	[k]	0.96%
12/31/13	11.12	0.15	3.60	3.75	(0.16)	-	(0.16)	14.71	33.73%		2,574	0.98%		0.93%		1.14%
12/31/12	9.71	0.14	1.43	1.57	(0.16)	-	(0.16)	11.12	16.21%		1,688	1.00%		0.90%		1.30%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	40%	88%	96%	105%	112%	109%	85%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$15.43	$0.08	$0.40	$0.48	$(0.17)	$(2.11)	$(2.28)	$13.63	2.87%	[b]	$839	1.26%	[a]	1.10%	[a]	1.09%	[a]
9/30/17	13.81	0.17	1.90	2.07	(0.19)	(0.26)	(0.45)	15.43	15.15%		811	1.22%		1.10%		1.14%
9/30/16	13.81	0.13	1.94	2.07	(0.07)	(2.00)	(2.07)	13.81	16.74%		656	1.24%		1.10%		0.97%
9/30/15[i]	15.40	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.81	(9.36%	)[b]	270	1.14%	[a]	1.10%	[a]	0.56%	[a]
12/31/14	14.81	0.10	0.84	0.94	(0.12)	(0.23)	(0.35)	15.40	6.39%		1,147	1.10%		1.10%	[k]	0.69%
12/31/13	11.19	0.13	3.62	3.75	(0.13)	-	(0.13)	14.81	33.57%		4,260	1.13%		1.08%		1.01%
12/31/12	9.76	0.12	1.45	1.57	(0.14)	-	(0.14)	11.19	16.12%		3,552	1.15%		1.05%		1.12%
Class A
3/31/18[r]	$15.21	$0.06	$0.39	$0.45	$(0.13)	$(2.11)	$(2.24)	$13.42	2.76%	[b]	$2,065	1.51%	[a]	1.35%	[a]	0.84%	[a]
9/30/17	13.61	0.13	1.87	2.00	(0.14)	(0.26)	(0.40)	15.21	14.83%		2,178	1.47%		1.35%		0.90%
9/30/16	13.67	0.08	1.93	2.01	(0.07)	(2.00)	(2.07)	13.61	16.46%		1,755	1.49%		1.35%		0.62%
9/30/15[i]	15.27	0.04	(1.48)	(1.44)	-	(0.16)	(0.16)	13.67	(9.51%	)[b]	2,287	1.39%	[a]	1.35%	[a]	0.36%	[a]
12/31/14	14.69	0.09	0.81	0.90	(0.09)	(0.23)	(0.32)	15.27	6.18%		5,759	1.35%		1.35%	[k]	0.58%
12/31/13	11.11	0.10	3.58	3.68	(0.10)	-	(0.10)	14.69	33.18%		6,092	1.38%		1.33%		0.73%
12/31/12	9.69	0.10	1.43	1.53	(0.11)	-	(0.11)	11.11	15.84%		4,385	1.40%		1.30%		0.89%
Class R4
3/31/18[r]	$15.11	$0.07	$0.39	$0.46	$(0.15)	$(2.11)	$(2.26)	$13.31	2.80%	[b]	$120	1.41%	[a]	1.25%	[a]	0.93%	[a]
9/30/17	13.54	0.14	1.85	1.99	(0.16)	(0.26)	(0.42)	15.11	14.90%		130	1.37%		1.25%		0.98%
9/30/16	13.65	0.10	1.92	2.02	(0.13)	(2.00)	(2.13)	13.54	16.62%		94	1.39%		1.25%		0.75%
9/30/15[i]	15.24	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.65	(9.46%	)[b]	93	1.29%	[a]	1.25%	[a]	0.54%	[a]
12/31/14[h]	15.01	0.09	0.50	0.59	(0.13)	(0.23)	(0.36)	15.24	3.98%	[b]	104	1.25%	[a]	1.25%	[a,n]	0.79%	[a]
Class R3
3/31/18[r]	$15.06	$0.05	$0.39	$0.44	$(0.13)	$(2.11)	$(2.24)	$13.26	2.70%	[b]	$335	1.66%	[a]	1.50%	[a]	0.69%	[a]
9/30/17	13.48	0.12	1.84	1.96	(0.12)	(0.26)	(0.38)	15.06	14.70%		333	1.62%		1.50%		0.80%
9/30/16	13.60	0.07	1.90	1.97	(0.09)	(2.00)	(2.09)	13.48	16.25%		102	1.64%		1.50%		0.52%
9/30/15[i]	15.21	0.03	(1.48)	(1.45)	-	(0.16)	(0.16)	13.60	(9.61%	)[b]	89	1.54%	[a]	1.50%	[a]	0.28%	[a]
12/31/14	14.64	0.06	0.81	0.87	(0.07)	(0.23)	(0.30)	15.21	5.99%		106	1.53%		1.53%	[k]	0.42%
12/31/13	11.07	0.06	3.57	3.63	(0.06)	-	(0.06)	14.64	32.77%		95	1.68%		1.63%		0.43%
12/31/12	9.67	0.06	1.43	1.49	(0.09)	-	(0.09)	11.07	15.46%		76	1.70%		1.60%		0.60%

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$18.07	$0.03	$0.27	$0.30	$(0.10)	$(2.00)	$(2.10)	$16.27	1.45%	[b]	$45,730	0.86%	[a]	0.80%	[a]	0.36%	[a]
9/30/17	16.19	0.09	2.76	2.85	(0.08)	(0.89)	(0.97)	18.07	17.90%		113,321	0.86%		0.80%		0.55%
9/30/16	14.62	0.08	2.08	2.16	(0.09)	(0.50)	(0.59)	16.19	15.20%		122,745	0.87%		0.80%		0.55%
9/30/15[i]	15.76	0.07	(1.21)	(1.14)	(0.00)[d]	-	(0.00)[d]	14.62	(7.23%	)[b]	65,868	0.87%	[a]	0.80%	[a]	0.62%	[a]
12/31/14[h]	15.09	0.09	0.69	0.78	(0.11)	-	(0.11)	15.76	5.19%	[b]	60,528	0.83%	[a]	0.80%	[a]	0.80%	[a]
Class R5
3/31/18[r]	$18.08	$0.03	$0.25	$0.28	$(0.08)	$(2.00)	$(2.08)	$16.28	1.34%	[b]	$43,927	0.96%	[a]	0.90%	[a]	0.30%	[a]
9/30/17	16.20	0.08	2.75	2.83	(0.06)	(0.89)	(0.95)	18.08	17.76%		43,715	0.96%		0.90%		0.44%
9/30/16	14.62	0.06	2.09	2.15	(0.07)	(0.50)	(0.57)	16.20	15.15%		49,774	0.97%		0.90%		0.43%
9/30/15[i]	15.77	0.06	(1.21)	(1.15)	(0.00)[d]	-	(0.00)[d]	14.62	(7.29%	)[b]	93,458	0.97%	[a]	0.90%	[a]	0.52%	[a]
12/31/14	14.93	0.11	0.82	0.93	(0.09)	-	(0.09)	15.77	6.27%		97,987	0.90%		0.88%		0.73%
12/31/13	10.71	0.06	4.23	4.29	(0.07)	-	(0.07)	14.93	40.05%		138,272	0.85%		N/A		0.50%
12/31/12	9.05	0.09	1.66	1.75	(0.09)	-	(0.09)	10.71	19.40%		115,775	0.85%		N/A		0.95%
Service Class
3/31/18[r]	$18.11	$0.02	$0.25	$0.27	$(0.06)	$(2.00)	$(2.06)	$16.32	1.30%	[b]	$8,520	1.06%	[a]	1.00%	[a]	0.20%	[a]
9/30/17	16.22	0.06	2.77	2.83	(0.05)	(0.89)	(0.94)	18.11	17.71%		8,940	1.06%		1.00%		0.34%
9/30/16	14.66	0.06	2.07	2.13	(0.07)	(0.50)	(0.57)	16.22	14.97%		7,326	1.07%		1.00%		0.37%
9/30/15[i]	15.82	0.05	(1.21)	(1.16)	(0.00)[d]	-	(0.00)[d]	14.66	(7.33%	)[b]	3,272	1.07%	[a]	1.00%	[a]	0.46%	[a]
12/31/14	14.93	0.10	0.83	0.93	(0.04)	-	(0.04)	15.82	6.21%		1,472	1.00%		0.98%		0.66%
12/31/13	10.71	0.05	4.22	4.27	(0.05)	-	(0.05)	14.93	39.91%		5,264	0.95%		N/A		0.41%
12/31/12	9.06	0.08	1.65	1.73	(0.08)	-	(0.08)	10.71	19.15%		3,186	0.95%		N/A		0.83%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	10%	21%	26%	18%	22%	28%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$18.00	$0.00 [d]	$0.25	$0.25	$0.00 [d]	$(2.00)	$(2.00)	$16.25	1.23%	[b]	$4,890	1.16%	[a]	1.10%	[a]	0.00%	[a]
9/30/17	16.15	0.04	2.75	2.79	(0.05)	(0.89)	(0.94)	18.00	17.57%		8,977	1.16%		1.10%		0.26%
9/30/16	14.57	0.03	2.08	2.11	(0.03)	(0.50)	(0.53)	16.15	14.89%		4,908	1.17%		1.10%		0.22%
9/30/15[i]	15.74	0.04	(1.21)	(1.17)	(0.00)[d]	-	(0.00)[d]	14.57	(7.43%	)[b]	6,020	1.17%	[a]	1.10%	[a]	0.34%	[a]
12/31/14	14.90	0.08	0.82	0.90	(0.06)	-	(0.06)	15.74	6.05%		3,790	1.12%		1.10%		0.52%
12/31/13	10.69	0.03	4.22	4.25	(0.04)	-	(0.04)	14.90	39.73%		4,359	1.10%		N/A		0.27%
12/31/12	9.04	0.07	1.65	1.72	(0.07)	-	(0.07)	10.69	19.03%		2,551	1.10%		N/A		0.69%
Class A
3/31/18[r]	$17.92	$(0.01)	$0.24	$0.23	$0.00 [d]	$(2.00)	$(2.00)	$16.15	1.11%	[b]	$10,396	1.41%	[a]	1.35%	[a]	(0.15%	)[a]
9/30/17	16.08	0.00 [d]	2.73	2.73	(0.00)[d]	(0.89)	(0.89)	17.92	17.25%		10,493	1.41%		1.35%		0.01%
9/30/16	14.52	0.00 [d]	2.07	2.07	(0.01)	(0.50)	(0.51)	16.08	14.59%		8,850	1.42%		1.35%		0.00%	[e]
9/30/15[i]	15.71	0.01	(1.20)	(1.19)	(0.00)[d]	-	(0.00)[d]	14.52	(7.57%	)[b]	6,458	1.42%	[a]	1.35%	[a]	0.07%	[a]
12/31/14	14.87	0.04	0.82	0.86	(0.02)	-	(0.02)	15.71	5.82%		6,467	1.37%		1.35%		0.26%
12/31/13	10.68	(0.00)[d]	4.19	4.19	(0.00)[d]	-	(0.00)[d]	14.87	39.28%		6,526	1.35%		N/A		(0.01%	)
12/31/12	9.03	0.04	1.65	1.69	(0.04)	-	(0.04)	10.68	18.75%		5,179	1.35%		N/A		0.43%
Class R4
3/31/18[r]	$17.85	$0.00 [d]	$0.24	$0.24	$(0.04)	$(2.00)	$(2.04)	$16.05	1.15%	[b]	$3,045	1.31%	[a]	1.25%	[a]	(0.02%	)[a]
9/30/17	16.01	0.01	2.73	2.74	(0.01)	(0.89)	(0.90)	17.85	17.42%		2,491	1.31%		1.25%		0.07%
9/30/16	14.51	0.02	2.05	2.07	(0.07)	(0.50)	(0.57)	16.01	14.66%		1,748	1.32%		1.25%		0.12%
9/30/15[i]	15.69	0.02	(1.20)	(1.18)	(0.00)[d]	-	(0.00)[d]	14.51	(7.51%	)[b]	639	1.32%	[a]	1.25%	[a]	0.19%	[a]
12/31/14[h]	15.02	0.04	0.69	0.73	(0.06)	-	(0.06)	15.69	4.85%	[b]	105	1.28%	[a]	1.25%	[a]	0.35%	[a]
Class R3
3/31/18[r]	$17.81	$(0.02)	$0.24	$0.22	$-	$(2.00)	$(2.00)	$16.03	1.04%	[b]	$1,309	1.56%	[a]	1.50%	[a]	(0.29%	)[a]
9/30/17	16.00	(0.03)	2.73	2.70	-	(0.89)	(0.89)	17.81	17.14%		1,214	1.56%		1.50%		(0.18%	)
9/30/16	14.48	(0.02)	2.05	2.03	(0.01)	(0.50)	(0.51)	16.00	14.37%		440	1.57%		1.50%		(0.12%	)
9/30/15[i]	15.69	(0.01)	(1.20)	(1.21)	(0.00)[d]	-	(0.00)[d]	14.48	(7.70%	)[b]	123	1.57%	[a]	1.50%	[a]	(0.07%	)[a]
12/31/14[h]	15.02	0.01	0.69	0.70	(0.03)	-	(0.03)	15.69	4.66%	[b]	105	1.53%	[a]	1.50%	[a]	0.10%	[a]

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.45	$0.04	$0.05	$0.09	$(0.09)	$(2.31)	$(2.40)	$11.14	0.34%	[b]	$111,183	0.95%	[a]	0.93%	[a]	0.68%	[a]
9/30/17	11.30	0.09	2.27	2.36	(0.13)	(0.08)	(0.21)	13.45	20.96%		112,070	0.95%		0.93%		0.72%
9/30/16	13.03	0.10	1.26	1.36	(0.09)	(3.00)	(3.09)	11.30	13.23%		125,482	0.94%		0.92%		0.96%
9/30/15[i]	14.38	0.04	(1.18)	(1.14)	-	(0.21)	(0.21)	13.03	(7.99%	)[b]	125,447	0.94%	[a]	0.92%	[a]	0.39%	[a]
12/31/14	16.37	0.08	0.47	0.55	(0.15)	(2.39)	(2.54)	14.38	4.10%		132,465	0.91%		0.89%		0.50%
12/31/13	14.03	0.16	4.29	4.45	(0.14)	(1.97)	(2.11)	16.37	32.46%		126,064	0.94%		0.86%		0.97%
12/31/12	12.78	0.16	1.75	1.91	(0.20)	(0.46)	(0.66)	14.03	15.04%		74,820	0.94%		0.86%		1.17%
Class R5
3/31/18[r]	$13.50	$0.03	$0.07	$0.10	$(0.08)	$(2.31)	$(2.39)	$11.21	0.38%	[b]	$77,304	1.05%	[a]	1.03%	[a]	0.57%	[a]
9/30/17	11.35	0.08	2.27	2.35	(0.12)	(0.08)	(0.20)	13.50	20.77%		84,951	1.05%		1.03%		0.63%
9/30/16	13.06	0.09	1.27	1.36	(0.07)	(3.00)	(3.07)	11.35	13.18%		106,993	1.04%		1.02%		0.85%
9/30/15[i]	14.43	0.03	(1.19)	(1.16)	-	(0.21)	(0.21)	13.06	(8.11%	)[b]	128,043	1.04%	[a]	1.02%	[a]	0.27%	[a]
12/31/14	16.41	0.06	0.47	0.53	(0.12)	(2.39)	(2.51)	14.43	4.01%		207,540	1.03%		1.01%		0.38%
12/31/13	14.06	0.12	4.31	4.43	(0.11)	(1.97)	(2.08)	16.41	32.19%		252,704	1.13%		1.05%		0.77%
12/31/12	12.81	0.13	1.75	1.88	(0.17)	(0.46)	(0.63)	14.06	14.77%		231,211	1.13%		1.05%		0.96%
Service Class
3/31/18[r]	$13.43	$0.03	$0.06	$0.09	$(0.06)	$(2.31)	$(2.37)	$11.15	0.33%	[b]	$8,892	1.15%	[a]	1.13%	[a]	0.46%	[a]
9/30/17	11.29	0.06	2.26	2.32	(0.10)	(0.08)	(0.18)	13.43	20.65%		12,810	1.15%		1.13%		0.50%
9/30/16	13.00	0.08	1.26	1.34	(0.05)	(3.00)	(3.05)	11.29	13.05%		15,783	1.14%		1.12%		0.77%
9/30/15[i]	14.38	0.02	(1.19)	(1.17)	-	(0.21)	(0.21)	13.00	(8.20%	)[b]	16,672	1.14%	[a]	1.12%	[a]	0.17%	[a]
12/31/14	16.36	0.05	0.47	0.52	(0.11)	(2.39)	(2.50)	14.38	3.92%		37,270	1.12%		1.09%		0.30%
12/31/13	14.02	0.12	4.29	4.41	(0.10)	(1.97)	(2.07)	16.36	32.18%		44,234	1.17%		1.09%		0.73%
12/31/12	12.76	0.12	1.75	1.87	(0.15)	(0.46)	(0.61)	14.02	14.76%		33,617	1.17%		1.09%		0.85%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	28%	57%	60%	86%	38%	44%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$13.22	$0.02	$0.06	$0.08	$(0.05)	$(2.31)	$(2.36)	$10.94	0.26%	[b]	$13,749	1.25%	[a]	1.23%	[a]	0.37%	[a]
9/30/17	11.12	0.05	2.23	2.28	(0.10)	(0.08)	(0.18)	13.22	20.53%		14,943	1.25%		1.23%		0.41%
9/30/16	12.85	0.07	1.24	1.31	(0.04)	(3.00)	(3.04)	11.12	12.95%		16,447	1.24%		1.22%		0.66%
9/30/15[i]	14.22	0.01	(1.17)	(1.16)	-	(0.21)	(0.21)	12.85	(8.23%	)[b]	18,220	1.24%	[a]	1.22%	[a]	0.08%	[a]
12/31/14	16.21	0.03	0.46	0.49	(0.09)	(2.39)	(2.48)	14.22	3.74%		24,796	1.23%		1.21%		0.16%
12/31/13	13.90	0.09	4.26	4.35	(0.07)	(1.97)	(2.04)	16.21	32.03%		36,198	1.32%		1.24%		0.59%
12/31/12	12.67	0.10	1.74	1.84	(0.15)	(0.46)	(0.61)	13.90	14.57%		36,619	1.32%		1.24%		0.77%
Class A
3/31/18[r]	$12.85	$0.01	$0.05	$0.06	$(0.02)	$(2.31)	$(2.33)	$10.58	0.08%	[b]	$20,682	1.50%	[a]	1.48%	[a]	0.12%	[a]
9/30/17	10.80	0.02	2.17	2.19	(0.06)	(0.08)	(0.14)	12.85	20.31%		23,325	1.50%		1.48%		0.15%
9/30/16	12.56	0.04	1.20	1.24	(0.00)[d]	(3.00)	(3.00)	10.80	12.59%		26,790	1.49%		1.47%		0.40%
9/30/15[i]	13.93	(0.02)	(1.14)	(1.16)	-	(0.21)	(0.21)	12.56	(8.40%	)[b]	30,820	1.49%	[a]	1.47%	[a]	(0.17%	)[a]
12/31/14	15.92	(0.01)	0.45	0.44	(0.04)	(2.39)	(2.43)	13.93	3.51%		43,390	1.48%		1.46%		(0.08%	)
12/31/13	13.66	0.06	4.17	4.23	(0.00)[d]	(1.97)	(1.97)	15.92	31.69%		59,004	1.57%		1.49%		0.37%
12/31/12	12.46	0.07	1.70	1.77	(0.11)	(0.46)	(0.57)	13.66	14.28%		100,321	1.57%		1.49%		0.51%
Class R4
3/31/18[r]	$12.73	$0.01	$0.06	$0.07	$(0.04)	$(2.31)	$(2.35)	$10.45	0.19%	[b]	$522	1.40%	[a]	1.38%	[a]	0.23%	[a]
9/30/17	10.74	0.03	2.15	2.18	(0.11)	(0.08)	(0.19)	12.73	20.33%		525	1.40%		1.38%		0.28%
9/30/16	12.52	0.05	1.21	1.26	(0.04)	(3.00)	(3.04)	10.74	12.80%		184	1.39%		1.37%		0.51%
9/30/15[i]	13.88	(0.01)	(1.14)	(1.15)	-	(0.21)	(0.21)	12.52	(8.36%	)[b]	92	1.39%	[a]	1.37%	[a]	(0.06%	)[a]
12/31/14[h]	16.27	(0.01)	0.11	0.10	(0.10)	(2.39)	(2.49)	13.88	1.34%	[b]	101	1.35%	[a]	N/A		(0.05%	)[a]
Class R3
3/31/18[r]	$12.09	$0.00 [d]	$0.05	$0.05	$(0.02)	$(2.31)	$(2.33)	$9.81	0.01%	[b]	$277	1.65%	[a]	1.63%	[a]	0.03%	[a]
9/30/17	10.19	(0.00)[d]	2.05	2.05	(0.07)	(0.08)	(0.15)	12.09	20.14%		180	1.65%		1.63%		(0.03%	)
9/30/16	12.03	0.03	1.13	1.16	-	(3.00)	(3.00)	10.19	12.42%		84	1.64%		1.62%		0.28%
09/30/15[i]	13.36	(0.03)	(1.09)	(1.12)	-	(0.21)	(0.21)	12.03	(8.46%	)[b]	57	1.64%	[a]	1.62%	[a]	(0.33%	)[a]
12/31/14	15.37	(0.04)	0.44	0.40	(0.02)	(2.39)	(2.41)	13.36	3.34%		80	1.67%		1.65%		(0.27%	)
12/31/13	13.28	0.01	4.05	4.06	(0.00)[d]	(1.97)	(1.97)	15.37	31.30%		194	1.87%		1.79%		0.03%
12/31/12	12.07	0.00 [d]	1.67	1.67	-	(0.46)	(0.46)	13.28	13.90%		145	1.87%		1.79%		0.03%

MM S&P Mid Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$14.31	$0.11	$0.66	$0.77	$(0.17)	$(0.80)	$(0.97)	$14.11	5.40%	[b]	$51,089	0.16%	[a]	0.16%	[a,n]	1.60%	[a]
9/30/17	13.56	0.17	2.02	2.19	(0.22)	(1.22)	(1.44)	14.31	17.06%		48,408	0.18%		0.18%	[n]	1.22%
9/30/16	12.44	0.19	1.61	1.80	(0.16)	(0.52)	(0.68)	13.56	15.15%		73,807	0.20%		0.20%	[n]	1.49%
09/30/15[i]	13.11	0.13	(0.75)	(0.62)	-	(0.05)	(0.05)	12.44	(4.77%	)[b]	137,654	0.22%	[a]	0.20%	[a]	1.26%	[a]
12/31/14	12.47	0.17	1.00	1.17	(0.15)	(0.38)	(0.53)	13.11	9.55%		144,235	0.20%		0.19%		1.35%
12/31/13	11.04	0.16	3.44	3.60	(0.18)	(1.99)	(2.17)	12.47	33.20%		93,319	0.23%		0.19%		1.25%
12/31/12[g]	10.00	0.09	1.11	1.20	(0.08)	(0.08)	(0.16)	11.04	12.06%	[b]	87,245	0.29%	[a]	0.19%	[a]	1.85%	[a]
Class R5
3/31/18[r]	$14.26	$0.11	$0.65	$0.76	$(0.16)	$(0.80)	$(0.96)	$14.06	5.30%	[b]	$26,068	0.26%	[a]	0.26%	[a,n]	1.50%	[a]
9/30/17	13.52	0.15	2.02	2.17	(0.21)	(1.22)	(1.43)	14.26	16.94%		25,668	0.28%		0.28%	[n]	1.13%
9/30/16	12.41	0.18	1.60	1.78	(0.15)	(0.52)	(0.67)	13.52	15.01%		21,499	0.30%		0.30%	[n]	1.44%
9/30/15[i]	13.09	0.12	(0.75)	(0.63)	-	(0.05)	(0.05)	12.41	(4.86%	)[b]	11,433	0.32%	[a]	0.30%	[a]	1.18%	[a]
12/31/14	12.46	0.15	0.99	1.14	(0.13)	(0.38)	(0.51)	13.09	9.38%		5,628	0.30%		0.29%		1.20%
12/31/13	11.04	0.16	3.42	3.58	(0.17)	(1.99)	(2.16)	12.46	33.08%		5,893	0.33%		0.29%		1.22%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.02%	[b]	112	0.39%	[a]	0.29%	[a]	1.74%	[a]
Service Class
3/31/18[r]	$14.19	$0.10	$0.65	$0.75	$(0.14)	$(0.80)	$(0.94)	$14.00	5.25%	[b]	$25,584	0.41%	[a]	0.41%	[a,n]	1.35%	[a]
9/30/17	13.46	0.13	2.01	2.14	(0.19)	(1.22)	(1.41)	14.19	16.78%		25,968	0.43%		0.43%	[n]	0.99%
9/30/16	12.36	0.16	1.59	1.75	(0.13)	(0.52)	(0.65)	13.46	14.77%		23,328	0.45%		0.45%	[n]	1.26%
09/30/15[i]	13.05	0.10	(0.74)	(0.64)	-	(0.05)	(0.05)	12.36	(4.95%	)[b]	16,533	0.47%	[a]	0.45%	[a]	1.02%	[a]
12/31/14	12.43	0.15	0.98	1.13	(0.13)	(0.38)	(0.51)	13.05	9.31%		12,480	0.45%		0.44%		1.16%
12/31/13	11.04	0.14	3.41	3.55	(0.17)	(1.99)	(2.16)	12.43	32.81%		3,206	0.48%		0.44%		1.07%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.01%	[b]	225	0.54%	[a]	0.44%	[a]	1.79%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	4%	33%	48%	18%	12%	54%	11%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$14.19	$0.09	$0.64	$0.73	$(0.12)	$(0.80)	$(0.92)	$14.00	5.15%	[b]	$63,126	0.51%	[a]	0.51%	[a,n]	1.25%	[a]
9/30/17	13.45	0.12	2.01	2.13	(0.17)	(1.22)	(1.39)	14.19	16.73%		60,979	0.53%		0.53%	[n]	0.90%
9/30/16	12.35	0.15	1.59	1.74	(0.12)	(0.52)	(0.64)	13.45	14.69%		62,951	0.55%		0.55%	[n]	1.17%
9/30/15[i]	13.05	0.09	(0.74)	(0.65)	-	(0.05)	(0.05)	12.35	(5.03%	)[b]	50,069	0.57%	[a]	0.55%	[a]	0.92%	[a]
12/31/14	12.43	0.13	0.98	1.11	(0.11)	(0.38)	(0.49)	13.05	9.15%		42,628	0.55%		0.54%		1.02%
12/31/13	11.03	0.13	3.41	3.54	(0.15)	(1.99)	(2.14)	12.43	32.72%		12,453	0.58%		0.54%		0.96%
12/31/12[g]	10.00	0.09	1.10	1.19	(0.08)	(0.08)	(0.16)	11.03	11.92%	[b]	836	0.64%	[a]	0.54%	[a]	2.01%	[a]
Class A
3/31/18[r]	$14.14	$0.07	$0.65	$0.72	$(0.08)	$(0.80)	$(0.88)	$13.98	5.08%	[b]	$32,858	0.76%	[a]	0.76%	[a,n]	1.01%	[a]
9/30/17	13.42	0.09	1.99	2.08	(0.14)	(1.22)	(1.36)	14.14	16.34%		33,142	0.78%		0.78%	[n]	0.65%
9/30/16	12.32	0.11	1.61	1.72	(0.10)	(0.52)	(0.62)	13.42	14.49%		42,316	0.80%		0.80%	[n]	0.91%
9/30/15[i]	13.04	0.07	(0.74)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	32,378	0.82%	[a]	0.80%	[a]	0.67%	[a]
12/31/14	12.43	0.10	0.97	1.07	(0.08)	(0.38)	(0.46)	13.04	8.83%		28,715	0.81%		0.80%		0.76%
12/31/13	11.04	0.09	3.42	3.51	(0.13)	(1.99)	(2.12)	12.43	32.40%		8,961	0.88%		0.84%		0.68%
12/31/12[g]	10.00	0.06	1.11	1.17	(0.05)	(0.08)	(0.13)	11.04	11.76%	[b]	112	0.94%	[a]	0.84%	[a]	1.19%	[a]
Class R4
3/31/18[r]	$14.10	$0.08	$0.64	$0.72	$(0.11)	$(0.80)	$(0.91)	$13.91	5.12%	[b]	$132,820	0.66%	[a]	0.66%	[a,n]	1.10%	[a]
9/30/17	13.39	0.10	2.00	2.10	(0.17)	(1.22)	(1.39)	14.10	16.52%		130,620	0.68%		0.68%	[n]	0.76%
9/30/16	12.32	0.13	1.59	1.72	(0.13)	(0.52)	(0.65)	13.39	14.56%		36,917	0.70%		0.70%	[n]	1.04%
9/30/15[i]	13.04	0.09	(0.76)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	14,014	0.72%	[a]	0.70%	[a]	0.86%	[a]
12/31/14[h]	12.77	0.09	0.66	0.75	(0.10)	(0.38)	(0.48)	13.04	6.04%	[b]	132	0.69%	[a]	0.69%	[a,n]	0.89%	[a]
Class R3
3/31/18[r]	$14.04	$0.06	$0.64	$0.70	$(0.09)	$(0.80)	$(0.89)	$13.85	4.95%	[b]	$144,458	0.91%	[a]	0.91%	[a,n]	0.85%	[a]
9/30/17	13.35	0.07	1.98	2.05	(0.14)	(1.22)	(1.36)	14.04	16.22%		144,122	0.93%		0.93%	[n]	0.51%
9/30/16	12.31	0.10	1.58	1.68	(0.12)	(0.52)	(0.64)	13.35	14.25%		33,905	0.95%		0.95%	[n]	0.81%
9/30/15[i]	13.04	0.06	(0.74)	(0.68)	-	(0.05)	(0.05)	12.31	(5.26%	)[b]	8,746	0.97%	[a]	0.95%	[a]	0.61%	[a]
12/31/14[h]	12.77	0.06	0.66	0.72	(0.07)	(0.38)	(0.45)	13.04	5.84%	[b]	142	0.95%	[a]	0.95%	[a,n]	0.60%	[a]

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$14.16	$0.10	$0.35	$0.45	$(0.18)	$(1.24)	$(1.42)	$13.19	3.20%	[b]	$53,991	0.21%	[a]	0.20%	[a]	1.47%	[a]
9/30/17	12.57	0.17	2.34	2.51	(0.19)	(0.73)	(0.92)	14.16	20.64%		49,853	0.22%		0.20%		1.28%
9/30/16	11.28	0.17	1.54	1.71	(0.14)	(0.28)	(0.42)	12.57	15.62%		127,660	0.21%		0.20%		1.48%
9/30/15[i]	12.24	0.13	(1.08)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	185,516	0.29%	[a]	0.20%	[a]	1.40%	[a]
12/31/14	13.20	0.17	0.40	0.57	(0.16)	(1.37)	(1.53)	12.24	4.94%		97,737	0.27%		0.20%		1.33%
12/31/13	10.95	0.18	3.95	4.13	(0.19)	(1.69)	(1.88)	13.20	38.47%		91,466	0.29%		0.19%		1.40%
12/31/12[g]	10.00	0.13	0.99	1.12	(0.12)	(0.05)	(0.17)	10.95	11.24%	[b]	86,679	0.30%	[a]	0.19%	[a]	2.88%	[a]
Class R5
3/31/18[r]	$14.15	$0.09	$0.36	$0.45	$(0.17)	$(1.24)	$(1.41)	$13.19	3.18%	[b]	$17,404	0.31%	[a]	0.30%	[a]	1.37%	[a]
9/30/17	12.56	0.15	2.35	2.50	(0.18)	(0.73)	(0.91)	14.15	20.57%		16,566	0.32%		0.30%		1.18%
9/30/16	11.28	0.16	1.53	1.69	(0.13)	(0.28)	(0.41)	12.56	15.42%		15,287	0.31%		0.30%		1.40%
9/30/15[i]	12.24	0.12	(1.07)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	7,948	0.39%	[a]	0.30%	[a]	1.27%	[a]
12/31/14	13.19	0.15	0.40	0.55	(0.13)	(1.37)	(1.50)	12.24	4.80%		4,343	0.38%		0.30%		1.16%
12/31/13	10.95	0.19	3.93	4.12	(0.19)	(1.69)	(1.88)	13.19	38.38%		13,078	0.39%		0.29%		1.41%
12/31/12[g]	10.00	0.13	0.98	1.11	(0.11)	(0.05)	(0.16)	10.95	11.19%	[b]	111	0.40%	[a]	0.29%	[a]	2.76%	[a]
Service Class
3/31/18[r]	$14.04	$0.08	$0.34	$0.42	$(0.14)	$(1.24)	$(1.38)	$13.08	3.05%	[b]	$19,350	0.46%	[a]	0.45%	[a]	1.22%	[a]
9/30/17	12.48	0.13	2.32	2.45	(0.16)	(0.73)	(0.89)	14.04	20.33%		19,390	0.47%		0.45%		1.03%
9/30/16	11.21	0.14	1.52	1.66	(0.11)	(0.28)	(0.39)	12.48	15.23%		13,347	0.46%		0.45%		1.22%
9/30/15[i]	12.17	0.10	(1.05)	(0.95)	-	(0.01)	(0.01)	11.21	(7.84%	)[b]	8,110	0.54%	[a]	0.45%	[a]	1.09%	[a]
12/31/14	13.16	0.15	0.37	0.52	(0.14)	(1.37)	(1.51)	12.17	4.55%		6,499	0.52%		0.45%		1.14%
12/31/13	10.94	0.18	3.92	4.10	(0.19)	(1.69)	(1.88)	13.16	38.24%		997	0.54%		0.44%		1.31%
12/31/12[g]	10.00	0.13	0.97	1.10	(0.11)	(0.05)	(0.16)	10.94	11.03%	[b]	129	0.55%	[a]	0.44%	[a]	2.73%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	5%	38%	37%	13%	33%	59%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$14.06	$0.08	$0.35	$0.43	$(0.13)	$(1.24)	$(1.37)	$13.12	3.09%	[b]	$53,113	0.56%	[a]	0.55%	[a]	1.12%	[a]
9/30/17	12.50	0.12	2.32	2.44	(0.15)	(0.73)	(0.88)	14.06	20.16%		52,240	0.57%		0.55%		0.93%
9/30/16	11.23	0.13	1.52	1.65	(0.10)	(0.28)	(0.38)	12.50	15.11%		44,061	0.56%		0.55%		1.14%
9/30/15[i]	12.20	0.09	(1.05)	(0.96)	-	(0.01)	(0.01)	11.23	(7.90%	)[b]	30,993	0.64%	[a]	0.55%	[a]	1.00%	[a]
12/31/14	13.18	0.13	0.39	0.52	(0.13)	(1.37)	(1.50)	12.20	4.52%		25,705	0.62%		0.55%		1.02%
12/31/13	10.94	0.15	3.94	4.09	(0.16)	(1.69)	(1.85)	13.18	38.13%		7,562	0.64%		0.54%		1.14%
12/31/12[g]	10.00	0.12	0.97	1.09	(0.10)	(0.05)	(0.15)	10.94	10.99%	[b]	127	0.65%	[a]	0.54%	[a]	2.60%	[a]
Class A
3/31/18[r]	$13.97	$0.06	$0.35	$0.41	$(0.10)	$(1.24)	$(1.34)	$13.04	2.92%	[b]	$24,740	0.81%	[a]	0.80%	[a]	0.87%	[a]
9/30/17	12.43	0.09	2.30	2.39	(0.12)	(0.73)	(0.85)	13.97	19.85%		23,317	0.82%		0.80%		0.68%
9/30/16	11.16	0.10	1.52	1.62	(0.07)	(0.28)	(0.35)	12.43	14.91%		19,806	0.81%		0.80%		0.89%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	14,478	0.89%	[a]	0.80%	[a]	0.73%	[a]
12/31/14	13.15	0.10	0.38	0.48	(0.10)	(1.37)	(1.47)	12.16	4.24%		15,338	0.88%		0.81%		0.76%
12/31/13	10.95	0.11	3.92	4.03	(0.14)	(1.69)	(1.83)	13.15	37.66%		5,547	0.94%		0.84%		0.82%
12/31/12[g]	10.00	0.10	0.99	1.09	(0.09)	(0.05)	(0.14)	10.95	10.83%	[b]	111	0.95%	[a]	0.84%	[a]	2.21%	[a]
Class R4
3/31/18[r]	$13.94	$0.06	$0.35	$0.41	$(0.12)	$(1.24)	$(1.36)	$12.99	2.95%	[b]	$66,106	0.71%	[a]	0.70%	[a]	0.96%	[a]
9/30/17	12.40	0.10	2.31	2.41	(0.14)	(0.73)	(0.87)	13.94	20.08%		63,118	0.72%		0.70%		0.76%
9/30/16	11.17	0.11	1.51	1.62	(0.11)	(0.28)	(0.39)	12.40	14.93%		29,129	0.71%		0.70%		1.00%
9/30/15[i]	12.16	0.09	(1.07)	(0.98)	-	(0.01)	(0.01)	11.17	(8.09%	)[b]	9,367	0.79%	[a]	0.70%	[a]	0.96%	[a]
12/31/14[h]	13.27	0.08	0.30	0.38	(0.12)	(1.37)	(1.49)	12.16	3.42%	[b]	151	0.76%	[a]	0.70%	[a]	0.88%	[a]
Class R3
3/31/18[r]	$13.87	$0.05	$0.34	$0.39	$(0.09)	$(1.24)	$(1.33)	$12.93	2.85%	[b]	$60,832	0.96%	[a]	0.95%	[a]	0.72%	[a]
9/30/17	12.36	0.07	2.29	2.36	(0.12)	(0.73)	(0.85)	13.87	19.73%		57,433	0.97%		0.95%		0.51%
9/30/16	11.16	0.09	1.49	1.58	(0.10)	(0.28)	(0.38)	12.36	14.60%		22,081	0.96%		0.95%		0.75%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	5,873	1.04%	[a]	0.95%	[a]	0.71%	[a]
12/31/14[h]	13.27	0.06	0.29	0.35	(0.09)	(1.37)	(1.46)	12.16	3.20%	[b]	138	1.01%	[a]	0.95%	[a]	0.61%	[a]

MassMutual Select Mid Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$21.92	$0.01	$1.72	$1.73	$-	$(1.42)	$(1.42)	$22.23	8.11%	[b]	$4,245,143	0.71%	[a]	N/A	0.08%	[a]
9/30/17	19.16	(0.00)[d]	3.64	3.64	(0.03)	(0.85)	(0.88)	21.92	19.83%		3,055,936	0.72%		N/A	0.00%	[e]
9/30/16	18.74	0.01	1.91	1.92	-	(1.50)	(1.50)	19.16	10.74%		1,668,899	0.73%		N/A	0.07%
9/30/15[i]	18.65	(0.01)	0.24	0.23	-	(0.14)	(0.14)	18.74	1.22%	[b]	816,703	0.75%	[a]	N/A	(0.08%	)[a]
12/31/14	18.42	(0.02)	2.33	2.31	-	(2.08)	(2.08)	18.65	13.00%		441,065	0.77%		0.74%	(0.11%	)
12/31/13	15.03	(0.02)	5.40	5.38	-	(1.99)	(1.99)	18.42	36.31%		298,869	0.83%		0.73%	(0.10%	)
12/31/12	14.27	0.02	2.07	2.09	(0.03)	(1.30)	(1.33)	15.03	14.71%		185,584	0.83%		0.73%	0.12%
Class R5
3/31/18[r]	$21.75	$(0.00)[d]	$1.70	$1.70	$-	$(1.42)	$(1.42)	$22.03	8.04%	[b]	$1,274,192	0.81%	[a]	N/A	(0.03%	)[a]
9/30/17	19.01	(0.02)	3.62	3.60	(0.01)	(0.85)	(0.86)	21.75	19.76%		1,167,243	0.82%		N/A	(0.11%	)
9/30/16	18.63	(0.00)[d]	1.88	1.88	-	(1.50)	(1.50)	19.01	10.58%		826,289	0.83%		N/A	(0.03%	)
9/30/15[i]	18.56	(0.03)	0.24	0.21	-	(0.14)	(0.14)	18.63	1.12%	[b]	641,170	0.85%	[a]	N/A	(0.18%	)[a]
12/31/14	18.36	(0.04)	2.32	2.28	-	(2.08)	(2.08)	18.56	12.88%		668,005	0.87%		0.85%	(0.22%	)
12/31/13	15.00	(0.04)	5.39	5.35	-	(1.99)	(1.99)	18.36	36.19%		569,238	0.96%		0.86%	(0.22%	)
12/31/12	14.25	(0.01)	2.07	2.06	(0.01)	(1.30)	(1.31)	15.00	14.51%		456,600	0.96%		0.86%	(0.04%	)
Service Class
3/31/18[r]	$21.30	$(0.01)	$1.66	$1.65	$-	$(1.42)	$(1.42)	$21.53	7.97%	[b]	$293,033	0.91%	[a]	N/A	(0.12%	)[a]
9/30/17	18.64	(0.04)	3.55	3.51	-	(0.85)	(0.85)	21.30	19.65%		252,898	0.92%		N/A	(0.20%	)
9/30/16	18.30	(0.02)	1.86	1.84	-	(1.50)	(1.50)	18.64	10.55%		234,465	0.93%		N/A	(0.13%	)
9/30/15[i]	18.25	(0.04)	0.23	0.19	-	(0.14)	(0.14)	18.30	1.03%	[b]	238,436	0.95%	[a]	N/A	(0.28%	)[a]
12/31/14	18.10	(0.06)	2.29	2.23	-	(2.08)	(2.08)	18.25	12.79%		243,292	0.97%		0.95%	(0.31%	)
12/31/13	14.83	(0.06)	5.32	5.26	-	(1.99)	(1.99)	18.10	35.99%		267,615	1.05%		0.95%	(0.32%	)
12/31/12	14.10	(0.02)	2.05	2.03	-	(1.30)	(1.30)	14.83	14.47%		207,290	1.05%		0.95%	(0.11%	)

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	17%	36%	36%	31%	33%	32%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$20.46	$(0.02)	$1.60	$1.58	$-	$(1.42)	$(1.42)	$20.62	7.95%	[b]	$336,759	1.01%	[a]	N/A	(0.23%	)[a]
9/30/17	17.96	(0.06)	3.41	3.35	-	(0.85)	(0.85)	20.46	19.49%		339,090	1.02%		N/A	(0.30%	)
9/30/16	17.71	(0.04)	1.79	1.75	-	(1.50)	(1.50)	17.96	10.38%		340,187	1.03%		N/A	(0.23%	)
9/30/15[i]	17.68	(0.05)	0.22	0.17	-	(0.14)	(0.14)	17.71	0.95%	[b]	364,801	1.05%	[a]	N/A	(0.38%	)[a]
12/31/14	17.61	(0.08)	2.23	2.15	-	(2.08)	(2.08)	17.68	12.70%		364,385	1.09%		1.06%	(0.43%	)
12/31/13	14.49	(0.08)	5.19	5.11	-	(1.99)	(1.99)	17.61	35.80%		382,576	1.20%		1.10%	(0.47%	)
12/31/12	13.82	(0.04)	2.01	1.97	-	(1.30)	(1.30)	14.49	14.33%		320,612	1.20%		1.10%	(0.28%	)
Class A
3/31/18[r]	$19.10	$(0.05)	$1.49	$1.44	$-	$(1.42)	$(1.42)	$19.12	7.78%	[b]	$260,367	1.26%	[a]	N/A	(0.48%	)[a]
9/30/17	16.86	(0.10)	3.19	3.09	-	(0.85)	(0.85)	19.10	19.21%		274,719	1.27%		N/A	(0.55%	)
9/30/16	16.75	(0.08)	1.69	1.61	-	(1.50)	(1.50)	16.86	10.12%		297,498	1.28%		N/A	(0.48%	)
9/30/15[i]	16.76	(0.08)	0.21	0.13	-	(0.14)	(0.14)	16.75	0.76%	[b]	306,259	1.30%	[a]	N/A	(0.63%	)[a]
12/31/14	16.84	(0.12)	2.12	2.00	-	(2.08)	(2.08)	16.76	12.38%		322,121	1.34%		1.31%	(0.68%	)
12/31/13	13.96	(0.12)	4.99	4.87	-	(1.99)	(1.99)	16.84	35.44%		333,489	1.44%		1.34%	(0.72%	)
12/31/12	13.39	(0.08)	1.95	1.87	-	(1.30)	(1.30)	13.96	14.05%		347,186	1.45%		1.35%	(0.52%	)
Class R4
3/31/18[r]	$19.19	$(0.03)	$1.49	$1.46	$-	$(1.42)	$(1.42)	$19.23	7.85%	[b]	$178,640	1.16%	[a]	N/A	(0.37%	)[a]
9/30/17	16.92	(0.08)	3.20	3.12	-	(0.85)	(0.85)	19.19	19.33%		125,717	1.17%		N/A	(0.46%	)
9/30/16	16.79	(0.06)	1.69	1.63	-	(1.50)	(1.50)	16.92	10.22%		54,177	1.18%		N/A	(0.39%	)
9/30/15[i]	16.78	(0.07)	0.22	0.15	-	(0.14)	(0.14)	16.79	0.88%	[b]	11,441	1.20%	[a]	N/A	(0.53%	)[a]
12/31/14[h]	17.37	(0.07)	1.56	1.49	-	(2.08)	(2.08)	16.78	9.07%	[b]	2,860	1.20%	[a]	N/A	(0.50%	)[a]
Class R3
3/31/18[r]	$17.81	$(0.05)	$1.38	$1.33	$-	$(1.42)	$(1.42)	$17.72	7.72%	[b]	$33,556	1.41%	[a]	N/A	(0.62%	)[a]
9/30/17	15.80	(0.11)	2.97	2.86	-	(0.85)	(0.85)	17.81	19.04%		27,527	1.42%		N/A	(0.70%	)
9/30/16	15.81	(0.10)	1.59	1.49	-	(1.50)	(1.50)	15.80	9.95%		14,056	1.43%		N/A	(0.63%	)
9/30/15[i]	15.84	(0.10)	0.21	0.11	-	(0.14)	(0.14)	15.81	0.68%	[b]	4,788	1.45%	[a]	N/A	(0.78%	)[a]
12/31/14	16.05	(0.14)	2.01	1.87	-	(2.08)	(2.08)	15.84	12.18%		2,445	1.51%		1.49%	(0.86%	)
12/31/13	13.42	(0.16)	4.78	4.62	-	(1.99)	(1.99)	16.05	35.00%		2,062	1.75%		1.65%	(1.02%	)
12/31/12	12.95	(0.12)	1.89	1.77	-	(1.30)	(1.30)	13.42	13.75%		1,969	1.75%		1.65%	(0.84%	)

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$15.74	$(0.00)[d]	$1.45	$1.45	$(0.87)	$-	$(0.87)	$16.32	9.45%	[b]	$331,500	0.86%	[a]	N/A	(0.01%	)[a]
9/30/17	13.05	(0.01)	2.70	2.69	-	-	-	15.74	20.61%		306,490	0.86%		N/A	(0.05%	)
9/30/16	15.17	(0.00)[d]	1.05	1.05	(3.17)	(0.00)[d]	(3.17)	13.05	8.25%		276,267	0.87%		N/A	(0.03%	)
9/30/15[i]	16.37	(0.01)	(0.95)	(0.96)	(0.24)	-	(0.24)	15.17	(5.92%	)[b]	237,215	0.85%	[a]	N/A	(0.08%	)[a]
12/31/14	19.02	(0.03)	1.03	1.00	(3.65)	-	(3.65)	16.37	6.16%		523,725	0.85%		0.84%	(0.19%	)
12/31/13	15.16	(0.04)	7.14	7.10	(3.24)	-	(3.24)	19.02	47.86%		237,249	0.92%		0.85%	(0.23%	)
12/31/12	14.16	(0.02)	1.92	1.90	(0.90)	-	(0.90)	15.16	13.53%		136,266	0.92%		0.86%	(0.12%	)
Class R5
3/31/18[r]	$15.57	$(0.01)	$1.44	$1.43	$(0.87)	$-	$(0.87)	$16.13	9.42%	[b]	$115,965	0.96%	[a]	N/A	(0.12%	)[a]
9/30/17	12.93	(0.02)	2.66	2.64	-	-	-	15.57	20.42%		119,338	0.96%		N/A	(0.15%	)
9/30/16	15.07	(0.02)	1.05	1.03	(3.17)	(0.00)[d]	(3.17)	12.93	8.16%		119,577	0.97%		N/A	(0.15%	)
9/30/15[i]	16.28	(0.02)	(0.95)	(0.97)	(0.24)	-	(0.24)	15.07	(6.07%	)[b]	168,987	0.95%	[a]	N/A	(0.18%	)[a]
12/31/14	18.94	(0.06)	1.05	0.99	(3.65)	-	(3.65)	16.28	6.14%		212,669	0.97%		0.94%	(0.30%	)
12/31/13	15.12	(0.06)	7.12	7.06	(3.24)	-	(3.24)	18.94	47.71%		574,359	1.02%		0.95%	(0.31%	)
12/31/12	14.14	(0.03)	1.91	1.88	(0.90)	-	(0.90)	15.12	13.41%		455,747	1.02%		0.96%	(0.22%	)
Service Class
3/31/18[r]	$14.84	$(0.02)	$1.37	$1.35	$(0.87)	$-	$(0.87)	$15.32	9.34%	[b]	$33,919	1.06%	[a]	N/A	(0.20%	)[a]
9/30/17	12.33	(0.03)	2.54	2.51	-	-	-	14.84	20.36%		34,017	1.06%		N/A	(0.25%	)
9/30/16	14.53	(0.03)	1.00	0.97	(3.17)	(0.00)[d]	(3.17)	12.33	8.02%		36,718	1.07%		N/A	(0.23%	)
9/30/15[i]	15.71	(0.03)	(0.91)	(0.94)	(0.24)	-	(0.24)	14.53	(6.10%	)[b]	36,194	1.05%	[a]	N/A	(0.28%	)[a]
12/31/14	18.43	(0.07)	1.00	0.93	(3.65)	-	(3.65)	15.71	5.98%		39,757	1.08%		1.05%	(0.41%	)
12/31/13	14.80	(0.08)	6.95	6.87	(3.24)	-	(3.24)	18.43	47.46%		77,163	1.16%		1.09%	(0.46%	)
12/31/12	13.87	(0.06)	1.89	1.83	(0.90)	-	(0.90)	14.80	13.31%		58,290	1.16%		1.10%	(0.39%	)

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	40%	86%	85%	82%	76%	97%	104%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$14.05	$(0.02)	$1.29	$1.27	$(0.87)	$-	$(0.87)	$14.45	9.30%	[b]	$30,747	1.16%	[a]	N/A	(0.31%	)[a]
9/30/17	11.69	(0.04)	2.40	2.36	-	-	-	14.05	20.19%		30,295	1.16%		N/A	(0.35%	)
9/30/16	13.95	(0.04)	0.95	0.91	(3.17)	(0.00)[d]	(3.17)	11.69	7.92%		29,335	1.17%		N/A	(0.34%	)
9/30/15[i]	15.10	(0.04)	(0.87)	(0.91)	(0.24)	-	(0.24)	13.95	(6.15%	)[b]	33,350	1.15%	[a]	N/A	(0.38%	)[a]
12/31/14	17.87	(0.09)	0.97	0.88	(3.65)	-	(3.65)	15.10	5.88%		30,069	1.18%		1.16%	(0.52%	)
12/31/13	14.44	(0.10)	6.77	6.67	(3.24)	-	(3.24)	17.87	47.25%		42,628	1.31%		1.24%	(0.60%	)
12/31/12	13.58	(0.08)	1.84	1.76	(0.90)	-	(0.90)	14.44	13.08%		50,085	1.31%		1.25%	(0.53%	)
Class A
3/31/18[r]	$12.72	$(0.04)	$1.17	$1.13	$(0.87)	$-	$(0.87)	$12.98	9.17%	[b]	$34,547	1.41%	[a]	N/A	(0.56%	)[a]
9/30/17	10.61	(0.07)	2.18	2.11	-	-	-	12.72	19.89%		35,240	1.41%		N/A	(0.60%	)
9/30/16	12.97	(0.06)	0.87	0.81	(3.17)	(0.00)[d]	(3.17)	10.61	7.70%		40,045	1.42%		N/A	(0.59%	)
9/30/15[i]	14.09	(0.07)	(0.81)	(0.88)	(0.24)	-	(0.24)	12.97	(6.31%	)[b]	46,014	1.40%	[a]	N/A	(0.63%	)[a]
12/31/14	16.96	(0.13)	0.91	0.78	(3.65)	-	(3.65)	14.09	5.60%		56,296	1.43%		1.41%	(0.77%	)
12/31/13	13.85	(0.14)	6.49	6.35	(3.24)	-	(3.24)	16.96	46.94%		71,667	1.56%		1.49%	(0.86%	)
12/31/12	13.09	(0.13)	1.79	1.66	(0.90)	-	(0.90)	13.85	12.80%		60,764	1.56%		1.50%	(0.89%	)
Class R4
3/31/18[r]	$12.78	$(0.03)	$1.18	$1.15	$(0.87)	$-	$(0.87)	$13.06	9.28%	[b]	$13,006	1.31%	[a]	N/A	(0.46%	)[a]
9/30/17	10.65	(0.06)	2.19	2.13	-	-	-	12.78	20.00%		5,081	1.31%		N/A	(0.50%	)
9/30/16	13.00	(0.05)	0.87	0.82	(3.17)	(0.00)[d]	(3.17)	10.65	7.78%		1,781	1.32%		N/A	(0.45%	)
9/30/15[i]	14.10	(0.06)	(0.80)	(0.86)	(0.24)	-	(0.24)	13.00	(6.23%	)[b]	438	1.30%	[a]	N/A	(0.54%	)[a]
12/31/14[h]	17.12	(0.08)	0.71	0.63	(3.65)	-	(3.65)	14.10	4.67%	[b]	105	1.29%	[a]	N/A	(0.62%	)[a]
Class R3
3/31/18[r]	$11.46	$(0.04)	$1.05	$1.01	$(0.87)	$-	$(0.87)	$11.60	9.13%	[b]	$2,358	1.56%	[a]	N/A	(0.71%	)[a]
9/30/17	9.57	(0.08)	1.97	1.89	-	-	-	11.46	19.75%		2,199	1.56%		N/A	(0.75%	)
9/30/16	12.02	(0.06)	0.78	0.72	(3.17)	(0.00)[d]	(3.17)	9.57	7.52%		1,254	1.57%		N/A	(0.69%	)
9/30/15[i]	13.09	(0.08)	(0.75)	(0.83)	(0.24)	-	(0.24)	12.02	(6.41%	)[b]	315	1.55%	[a]	N/A	(0.80%	)[a]
12/31/14	16.04	(0.16)	0.86	0.70	(3.65)	-	(3.65)	13.09	5.35%		104	1.66%		1.63%	(1.02%	)
12/31/13	13.27	(0.19)	6.20	6.01	(3.24)	-	(3.24)	16.04	46.43%		571	1.86%		1.79%	(1.16%	)
12/31/12	12.61	(0.14)	1.70	1.56	(0.90)	-	(0.90)	13.27	12.49%		479	1.86%		1.80%	(1.04%	)

MM MSCI EAFE International Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.40	$0.14	$0.24	$0.38	$(0.43)	$(0.18)	$(0.61)	$13.17	2.88%	[b]	$47,579	0.36%	[a]	0.25%	[a]	2.05%	[a]
9/30/17	12.10	0.32	1.80	2.12	(0.61)	(0.21)	(0.82)	13.40	18.96%		39,255	0.31%		0.25%		2.72%
9/30/16	11.68	0.34	0.38	0.72	(0.27)	(0.03)	(0.30)	12.10	6.26%		93,913	0.24%		0.24%	[n]	2.89%
9/30/15[i]	12.20	0.31	(0.83)	(0.52)	-	-	-	11.68	(4.26%	)[b]	278,051	0.29%	[a]	0.25%	[a]	3.22%	[a]
12/31/14	13.51	0.46	(1.23)	(0.77)	(0.40)	(0.14)	(0.54)	12.20	(5.64%	)	213,384	0.26%		0.25%		3.38%
12/31/13	11.80	0.37	2.19	2.56	(0.40)	(0.45)	(0.85)	13.51	22.08%		183,956	0.32%		0.23%		2.87%
12/31/12[g]	10.00	0.11	1.84	1.95	(0.14)	(0.01)	(0.15)	11.80	19.53%	[b]	127,538	0.35%	[a]	0.23%	[a]	2.23%	[a]
Class R5
3/31/18[r]	$13.39	$0.12	$0.26	$0.38	$(0.42)	$(0.18)	$(0.60)	$13.17	2.85%	[b]	$14,456	0.46%	[a]	0.35%	[a]	1.86%	[a]
9/30/17	12.09	0.26	1.85	2.11	(0.60)	(0.21)	(0.81)	13.39	18.87%		13,724	0.41%		0.35%		2.13%
9/30/16	11.68	0.34	0.36	0.70	(0.26)	(0.03)	(0.29)	12.09	6.11%		32,195	0.34%		0.34%	[n]	2.96%
9/30/15[i]	12.21	0.32	(0.85)	(0.53)	-	-	-	11.68	(4.34%	)[b]	16,010	0.39%	[a]	0.35%	[a]	3.36%	[a]
12/31/14	13.50	0.59	(1.37)	(0.78)	(0.37)	(0.14)	(0.51)	12.21	(5.68%	)	4,052	0.36%		0.34%		4.35%
12/31/13	11.80	0.34	2.20	2.54	(0.39)	(0.45)	(0.84)	13.50	21.95%		10,414	0.42%		0.33%		2.54%
12/31/12[g]	10.00	0.11	1.83	1.94	(0.13)	(0.01)	(0.14)	11.80	19.48%	[b]	120	0.45%	[a]	0.33%	[a]	2.15%	[a]
Service Class
3/31/18[r]	$13.33	$0.10	$0.27	$0.37	$(0.40)	$(0.18)	$(0.58)	$13.12	2.74%	[b]	$17,395	0.61%	[a]	0.50%	[a]	1.48%	[a]
9/30/17	12.05	0.32	1.75	2.07	(0.58)	(0.21)	(0.79)	13.33	18.58%		25,208	0.56%		0.50%		2.62%
9/30/16	11.64	0.32	0.36	0.68	(0.24)	(0.03)	(0.27)	12.05	5.94%		16,897	0.49%		0.49%	[n]	2.79%
9/30/15[i]	12.17	0.29	(0.82)	(0.53)	-	-	-	11.64	(4.35%	)[b]	14,896	0.54%	[a]	0.50%	[a]	3.00%	[a]
12/31/14	13.49	0.35	(1.15)	(0.80)	(0.38)	(0.14)	(0.52)	12.17	(5.88%	)	5,988	0.50%		0.50%	[k]	2.61%
12/31/13	11.80	0.33	2.19	2.52	(0.38)	(0.45)	(0.83)	13.49	21.71%		387	0.57%		0.48%		2.55%
12/31/12[g]	10.00	0.10	1.84	1.94	(0.13)	(0.01)	(0.14)	11.80	19.42%	[b]	137	0.60%	[a]	0.48%	[a]	1.95%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	7%	35%	26%	6%	28%	42%	6%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 25, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$13.31	$0.10	$0.25	$0.35	$(0.38)	$(0.18)	$(0.56)	$13.10	2.70%	[b]	$38,867	0.71%	[a]	0.60%	[a]	1.52%	[a]
9/30/17	12.03	0.29	1.77	2.06	(0.57)	(0.21)	(0.78)	13.31	18.48%		43,896	0.66%		0.60%		2.39%
9/30/16	11.62	0.32	0.35	0.67	(0.23)	(0.03)	(0.26)	12.03	5.87%		39,646	0.59%		0.59%	[n]	2.72%
9/30/15[i]	12.17	0.28	(0.83)	(0.55)	-	-	-	11.62	(4.52%	)[b]	33,128	0.64%	[a]	0.60%	[a]	2.93%	[a]
12/31/14	13.49	0.32	(1.13)	(0.81)	(0.37)	(0.14)	(0.51)	12.17	(5.90%	)	22,634	0.60%		0.60%	[k]	2.43%
12/31/13	11.80	0.35	2.16	2.51	(0.37)	(0.45)	(0.82)	13.49	21.60%		4,450	0.67%		0.58%		2.67%
12/31/12[g]	10.00	0.09	1.84	1.93	(0.12)	(0.01)	(0.13)	11.80	19.35%	[b]	120	0.70%	[a]	0.58%	[a]	1.88%	[a]
Class A
3/31/18[r]	$13.27	$0.09	$0.25	$0.34	$(0.36)	$(0.18)	$(0.54)	$13.07	2.58%	[b]	$19,717	0.96%	[a]	0.85%	[a]	1.37%	[a]
9/30/17	12.00	0.26	1.76	2.02	(0.54)	(0.21)	(0.75)	13.27	18.16%		18,255	0.91%		0.85%		2.17%
9/30/16	11.59	0.27	0.38	0.65	(0.21)	(0.03)	(0.24)	12.00	5.63%		13,495	0.84%		0.84%	[n]	2.35%
9/30/15[i]	12.16	0.25	(0.82)	(0.57)	-	-	-	11.59	(4.69%	)[b]	12,681	0.89%	[a]	0.85%	[a]	2.65%	[a]
12/31/14	13.47	0.34	(1.18)	(0.84)	(0.33)	(0.14)	(0.47)	12.16	(6.20%	)	7,253	0.86%		0.86%	[k]	2.56%
12/31/13	11.80	0.30	2.16	2.46	(0.34)	(0.45)	(0.79)	13.47	21.32%		3,271	0.97%		0.88%		2.32%
12/31/12[g]	10.00	0.08	1.84	1.92	(0.11)	(0.01)	(0.12)	11.80	19.20%	[b]	119	1.00%	[a]	0.88%	[a]	1.59%	[a]
Class R4
3/31/18[r]	$13.21	$0.10	$0.25	$0.35	$(0.37)	$(0.18)	$(0.55)	$13.01	2.66%	[b]	$46,981	0.86%	[a]	0.75%	[a]	1.46%	[a]
9/30/17	11.96	0.29	1.74	2.03	(0.57)	(0.21)	(0.78)	13.21	18.31%		45,031	0.81%		0.75%		2.39%
9/30/16	11.59	0.32	0.33	0.65	(0.25)	(0.03)	(0.28)	11.96	5.66%		25,933	0.74%		0.74%	[n]	2.74%
9/30/15[i]	12.15	0.19	(0.75)	(0.56)	-	-	-	11.59	(4.69%	)[b]	6,697	0.79%	[a]	0.75%	[a]	2.03%	[a]
12/31/14[h]	13.53	0.22	(1.11)	(0.89)	(0.35)	(0.14)	(0.49)	12.15	(6.48%	)[b]	141	0.75%	[a]	0.75%	[a,k]	2.22%	[a]
Class R3
3/31/18[r]	$13.17	$0.08	$0.24	$0.32	$(0.34)	$(0.18)	$(0.52)	$12.97	2.48%	[b]	$43,735	1.11%	[a]	1.00%	[a]	1.21%	[a]
9/30/17	11.93	0.25	1.75	2.00	(0.55)	(0.21)	(0.76)	13.17	18.05%		40,921	1.06%		1.00%		2.06%
9/30/16	11.58	0.28	0.34	0.62	(0.24)	(0.03)	(0.27)	11.93	5.44%		24,798	0.99%		0.99%	[n]	2.46%
9/30/15[i]	12.16	0.22	(0.80)	(0.58)	-	-	-	11.58	(4.69%	)[b]	5,031	1.04%	[a]	1.00%	[a]	2.32%	[a]
12/31/14[h]	13.53	0.21	(1.12)	(0.91)	(0.32)	(0.14)	(0.46)	12.16	(6.73%	)[b]	97	1.00%	[a]	1.00%	[a,k]	2.09%	[a]

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$9.61	$0.02	$0.13	$0.15	$(0.19)	$(0.19)	$9.57	1.57%	[b]	$311,436	0.92%	[a]	N/A	0.39%	[a]
9/30/17	7.88	0.15	1.76	1.91	(0.18)	(0.18)	9.61	24.71%		318,534	0.93%		N/A	1.70%
9/30/16	7.68	0.14	0.19	0.33	(0.13)	(0.13)	7.88	4.28%		328,518	0.92%		N/A	1.88%
9/30/15[i]	8.29	0.13	(0.53)	(0.40)	(0.21)	(0.21)	7.68	(5.00%	)[b]	290,692	0.93%	[a]	N/A	1.95%	[a]
12/31/14	9.05	0.20	(0.75)	(0.55)	(0.21)	(0.21)	8.29	(6.25%	)	305,063	0.97%		0.90%	2.22%
12/31/13	7.57	0.15	1.54	1.69	(0.21)	(0.21)	9.05	22.65%		270,927	1.16%		0.85%	1.76%
12/31/12	6.26	0.15	1.28	1.43	(0.12)	(0.12)	7.57	23.14%		255,215	1.16%		0.85%	2.19%
Class R5
3/31/18[r]	$9.64	$0.01	$0.13	$0.14	$(0.18)	$(0.18)	$9.60	1.47%	[b]	$150,012	1.02%	[a]	N/A	0.28%	[a]
9/30/17	7.90	0.13	1.78	1.91	(0.17)	(0.17)	9.64	24.64%		154,039	1.03%		N/A	1.52%
9/30/16	7.70	0.13	0.19	0.32	(0.12)	(0.12)	7.90	4.15%		138,668	1.02%		N/A	1.71%
9/30/15[i]	8.31	0.12	(0.54)	(0.42)	(0.19)	(0.19)	7.70	(5.13%	)[b]	161,529	1.03%	[a]	N/A	1.85%	[a]
12/31/14	9.06	0.19	(0.76)	(0.57)	(0.18)	(0.18)	8.31	(6.40%	)	164,096	1.13%		1.05%	2.18%
12/31/13	7.58	0.12	1.55	1.67	(0.19)	(0.19)	9.06	22.39%		191,060	1.44%		1.13%	1.41%
12/31/12	6.26	0.12	1.29	1.41	(0.09)	(0.09)	7.58	22.70%		155,925	1.45%		1.14%	1.78%
Service Class
3/31/18[r]	$9.58	$0.01	$0.13	$0.14	$(0.17)	$(0.17)	$9.55	1.48%	[b]	$43,930	1.12%	[a]	N/A	0.19%	[a]
9/30/17	7.86	0.11	1.77	1.88	(0.16)	(0.16)	9.58	24.39%		45,240	1.13%		N/A	1.26%
9/30/16	7.66	0.12	0.19	0.31	(0.11)	(0.11)	7.86	4.07%		69,873	1.12%		N/A	1.63%
9/30/15[i]	8.26	0.11	(0.52)	(0.41)	(0.19)	(0.19)	7.66	(5.10%	)[b]	77,184	1.13%	[a]	N/A	1.74%	[a]
12/31/14	9.01	0.17	(0.75)	(0.58)	(0.17)	(0.17)	8.26	(6.52%	)	76,131	1.21%		1.13%	1.95%
12/31/13	7.54	0.12	1.54	1.66	(0.19)	(0.19)	9.01	22.27%		83,580	1.49%		1.18%	1.41%
12/31/12	6.23	0.13	1.27	1.40	(0.09)	(0.09)	7.54	22.64%		66,317	1.50%		1.19%	1.97%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	25%	29%	38%	39%	42%	35%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$9.65	$0.00 [d]	$0.14	$0.14	$(0.16)	$(0.16)	$9.63	1.46%	[b]	$35,451	1.22%	[a]	N/A	0.05%	[a]
9/30/17	7.92	0.12	1.76	1.88	(0.15)	(0.15)	9.65	24.22%		40,543	1.23%		N/A	1.40%
9/30/16	7.72	0.12	0.18	0.30	(0.10)	(0.10)	7.92	3.93%		37,189	1.22%		N/A	1.54%
9/30/15[i]	8.32	0.11	(0.52)	(0.41)	(0.19)	(0.19)	7.72	(5.08%	)[b]	35,607	1.23%	[a]	N/A	1.70%	[a]
12/31/14	9.09	0.17	(0.76)	(0.59)	(0.18)	(0.18)	8.32	(6.59%	)	29,655	1.29%		1.22%	1.90%
12/31/13	7.60	0.11	1.54	1.65	(0.16)	(0.16)	9.09	22.02%		26,362	1.54%		1.23%	1.35%
12/31/12	6.22	0.12	1.29	1.41	(0.03)	(0.03)	7.60	22.67%		27,315	1.55%		1.24%	1.76%
Class A
3/31/18[r]	$9.44	$(0.01)	$0.14	$0.13	$(0.14)	$(0.14)	$9.43	1.34%	[b]	$49,259	1.47%	[a]	N/A	(0.17%	)[a]
9/30/17	7.75	0.09	1.73	1.82	(0.13)	(0.13)	9.44	23.89%		49,218	1.48%		N/A	1.09%
9/30/16	7.55	0.10	0.18	0.28	(0.08)	(0.08)	7.75	3.73%		58,816	1.47%		N/A	1.31%
9/30/15[i]	8.14	0.09	(0.52)	(0.43)	(0.16)	(0.16)	7.55	(5.39%	)[b]	58,523	1.48%	[a]	N/A	1.40%	[a]
12/31/14	8.89	0.15	(0.75)	(0.60)	(0.15)	(0.15)	8.14	(6.80%	)	60,890	1.55%		1.47%	1.72%
12/31/13	7.45	0.09	1.52	1.61	(0.17)	(0.17)	8.89	21.86%		60,251	1.79%		1.48%	1.08%
12/31/12	6.16	0.10	1.26	1.36	(0.07)	(0.07)	7.45	22.47%		54,429	1.80%		1.49%	1.48%
Class R4
3/31/18[r]	$9.30	$(0.00)[d]	$0.13	$0.13	$(0.16)	$(0.16)	$9.27	1.38%	[b]	$11,258	1.37%	[a]	N/A	(0.04%	)[a]
9/30/17	7.64	0.10	1.70	1.80	(0.14)	(0.14)	9.30	24.05%		7,779	1.38%		N/A	1.26%
9/30/16	7.47	0.12	0.16	0.28	(0.11)	(0.11)	7.64	3.79%		6,660	1.37%		N/A	1.57%
9/30/15[i]	8.09	0.08	(0.49)	(0.41)	(0.21)	(0.21)	7.47	(5.24%	)[b]	3,422	1.38%	[a]	N/A	1.28%	[a]
12/31/14[h]	8.80	0.11	(0.61)	(0.50)	(0.21)	(0.21)	8.09	(5.81%	)[b]	94	1.37%	[a]	N/A	1.63%	[a]
Class R3
3/31/18[r]	$9.37	$(0.01)	$0.12	$0.11	$(0.13)	$(0.13)	$9.35	1.20%	[b]	$3,844	1.62%	[a]	N/A	(0.25%	)[a]
9/30/17	7.70	0.08	1.72	1.80	(0.13)	(0.13)	9.37	23.73%		3,267	1.63%		N/A	1.00%
9/30/16	7.52	0.09	0.18	0.27	(0.09)	(0.09)	7.70	3.63%		1,918	1.62%		N/A	1.25%
9/30/15[i]	8.15	0.10	(0.55)	(0.45)	(0.18)	(0.18)	7.52	(5.60%	)[b]	1,257	1.63%	[a]	N/A	1.51%	[a]
12/31/14	8.76	0.17	(0.78)	(0.61)	-	-	8.15	(6.96%	)	182	1.82%		1.69%	2.02%
12/31/13	7.37	0.06	1.51	1.57	(0.18)	(0.18)	8.76	21.53%		732	2.09%		1.78%	0.79%
12/31/12	6.11	0.07	1.26	1.33	(0.07)	(0.07)	7.37	21.96%		549	2.10%		1.79%	1.12%

MassMutual Select T. Rowe Price International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.06	$0.05	$0.11	$-	$-	$-	$10.11	1.10%	[b]	$651,908	$1.45%	[a]	$0.67%	[a]	$4.21%	[a]

Period ended March 31, 2018[b,r]
Portfolio turnover rate	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not

Notes to Financial Statements (Unaudited) (Continued)

anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Financial Statements (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2018. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$258,361,421	$-	$258,361,421
Municipal Obligations	-	15,358,958	-	15,358,958
Non-U.S. Government Agency Obligations	-	121,438,807	-	121,438,807
U.S. Government Agency Obligations and Instrumentalities	-	258,510,646	-	258,510,646
U.S. Treasury Obligations	-	226,065,535	-	226,065,535
Short-Term Investments	-	49,151,581	-	49,151,581

Total Investments	$-	$928,886,948	$-	$928,886,948

Asset Derivatives
Futures Contracts	$415,422	$-	$-	$415,422

Liability Derivatives
Futures Contracts	$(123,543)	$-	$-	$(123,543)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Strategic Bond Fund
Asset Investments
Preferred Stock	$126,434	$-	$-		$126,434
Bank Loans	-	36,330,819	-		36,330,819
Corporate Debt	-	163,391,276	-		163,391,276
Municipal Obligations	-	188,928	-		188,928
Non-U.S. Government Agency Obligations	-	78,254,741	692,118	**	78,946,859
Sovereign Debt Obligations	-	34,561,290	-		34,561,290
U.S. Government Agency Obligations and Instrumentalities	-	147,578,081	-		147,578,081
U.S. Treasury Obligations	-	136,424,199	-		136,424,199
Purchased Options	157,500	67,229	-		224,729
Short-Term Investments	-	20,873,794	-		20,873,794

Total Investments	$283,934	$617,670,357	$692,118		$618,646,409

Asset Derivatives
Forward Contracts	$-	$321,429	$-		$321,429
Futures Contracts	1,807,982	-	-		1,807,982
Swap Agreements	-	1,848,554	-		1,848,554

Total	$1,807,982	$2,169,983	$-		$3,977,965

Liability Derivatives
Forward Contracts	$-	$(862,003)	$-		$(862,003)
Futures Contracts	(1,543,627)	-	-		(1,543,627)
Swap Agreements	-	(561,643)	-		(561,643)
Written Options	(178,109)	(16,662)	-		(194,771)

Total	$(1,721,736)	$(1,440,308)	$-		$(3,162,044)

Diversified Value Fund
Asset Investments
Common Stock	$423,671,703	$7,723,180 *	$-		$431,394,883
Preferred Stock	4,117,835	-	-		4,117,835
Rights	-	-	-	+**	-
Mutual Funds	2,244,258	-	-		2,244,258
Short-Term Investments	-	2,368,751	-		2,368,751

Total Investments	$430,033,796	$10,091,931	$-		$440,125,727

Fundamental Value Fund
Asset Investments
Common Stock	$1,134,071,968	$17,800,799 *	$-		$1,151,872,767
Short-Term Investments	-	20,661,747	-		20,661,747

Total Investments	$1,134,071,968	$38,462,546	$-		$1,172,534,514

S&P 500 Index Fund
Asset Investments
Common Stock	$3,319,657,641	$-	$-		$3,319,657,641
Short-Term Investments	-	19,860,520	-		19,860,520

Total Investments	$3,319,657,641	$19,860,520	$-		$3,339,518,161

Liability Derivatives
Futures Contracts	$(584,497)	$-	$-		$(584,497)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Equity Opportunities Fund
Asset Investments
Common Stock	$611,627,029	$29,238,536	*	$-		$640,865,565
Preferred Stock	5,476,028	-		-		5,476,028
Mutual Funds	1,010	-		-		1,010
Short-Term Investments	-	9,219,716		-		9,219,716

Total Investments	$617,104,067	$38,458,252		$-		$655,562,319

Fundamental Growth Fund
Asset Investments
Common Stock	$151,485,916	$525,208	*	$-		$152,011,124
Mutual Funds	3,130,253	-		-		3,130,253
Short-Term Investments	-	871,489		-		871,489

Total Investments	$154,616,169	$1,396,697		$-		$156,012,866

Blue Chip Growth Fund
Asset Investments
Common Stock	$2,450,157,754	$65,853,397	*	$-		$2,516,011,151
Mutual Funds	1,031	-		-		1,031
Short-Term Investments	-	31,626,844		-		31,626,844

Total Investments	$2,450,158,785	$97,480,241		$-		$2,547,639,026

Mid-Cap Value Fund
Asset Investments
Common Stock	$83,538,487	$1,437,459	*	$-		$84,975,946
Mutual Funds	851,422	-		-		851,422
Short-Term Investments	-	1,830,107		-		1,830,107

Total Investments	$84,389,909	$3,267,566		$-		$87,657,475

Asset Derivatives
Forward Contracts	$-	$12,440		$-		$12,440

Liability Derivatives
Forward Contracts	$-	$(5,163)		$-		$(5,163)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$111,910,965	$2,438,056	*	$-	+**	$114,349,021
Short-Term Investments	-	3,606,699		-		3,606,699

Total Investments	$111,910,965	$6,044,755		$-		$117,955,720

Small Company Value Fund
Asset Investments
Common Stock	$229,390,384	$37,037	*	$-	+**	$229,427,421
Warrants	13,650	-		-		13,650
Mutual Funds	8,814,425	-		-		8,814,425
Short-Term Investments	-	3,986,688		-		3,986,688

Total Investments	$238,218,459	$4,023,725		$-		$242,242,184

Liability Derivatives
Futures Contracts	$(30,883)	$-		$-		$(30,883)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
S&P Mid Cap Index Fund
Asset Investments
Common Stock	$470,048,514	$-		$-		$470,048,514
Mutual Funds	24,267,165	-		-		24,267,165
Short-Term Investments	-	7,448,345		-		7,448,345

Total Investments	$494,315,679	$7,448,345		$-		$501,764,024

Liability Derivatives
Futures Contracts	$(200,312)	$-		$-		$(200,312)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$291,743,312	$-		$11,717	**	$291,755,029
Rights	-	-		55,694	**	55,694
Mutual Funds	29,775,959	-		-		29,775,959
Short-Term Investments	-	5,738,446		-		5,738,446

Total Investments	$321,519,271	$5,738,446		$67,411		$327,325,128

Liability Derivatives
Futures Contracts	$(169,044)	$-		$-		$(169,044)

Mid Cap Growth Fund
Asset Investments
Common Stock	$6,032,715,914	$10,193,041	*	$6,248,235	**	$6,049,157,189
Preferred Stock	-	-		12,811,401	**	12,811,402
Mutual Funds	362,977,915	-		-		362,977,915
Short-Term Investments	-	280,592,905		-		280,592,905

Total Investments	$6,395,693,829	$290,785,946		$19,059,636		$6,705,539,411

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$545,404,956	$277,000	*	$496,495	**	$546,178,451
Preferred Stock	-	-		2,524,620	**	2,524,620
Rights	-	-		38,235	**	38,235
Mutual Funds	47,879,815	-		-		47,879,815
Short-Term Investments	-	8,776,892		-		8,776,892

Total Investments	$593,284,771	$9,053,892		$3,059,350		$605,398,013

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$14,540,005		$-		$14,540,005
Austria	-	600,832		-		600,832
Belgium	-	2,551,066		-		2,551,066
Bermuda	-	792,364		-		792,364
Cayman Islands	103,372	1,526,246		-		1,629,618
Denmark	-	4,083,302		-		4,083,302
Finland	-	2,290,647		-		2,290,647
France	295,821	22,317,030		-		22,612,851
Germany	-	20,416,288		-		20,416,288
Hong Kong	-	5,648,635		-		5,648,635

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Ireland	$-	$1,234,898	$-		$1,234,898
Israel	432,520	581,240	-		1,013,760
Italy	-	4,508,163	-		4,508,163
Japan	-	55,021,194	-		55,021,194
Luxembourg	-	722,500	-		722,500
Mauritius	-	31,488	-		31,488
Netherlands	1,130,659	9,102,681	-		10,233,340
New Zealand	-	365,841	-		365,841
Norway	-	1,532,017	-		1,532,017
Papua New Guinea	-	108,176	-		108,176
Portugal	-	354,646	-	+**	354,646
Singapore	-	3,016,112	-		3,016,112
Spain	-	7,205,842	-		7,205,842
Sweden	-	5,895,633	-		5,895,633
Switzerland	-	17,544,485	-		17,544,485
United Kingdom	-	38,313,088	-		38,313,088
Preferred Stock*
Germany	-	1,266,156	-		1,266,156
Italy	-	122,068	-		122,068
Mutual Funds	5,331,707	-	-		5,331,707
Short-Term Investments	-	2,917,702	-		2,917,702

Total Investments	$7,294,079	$224,610,345	$-		$231,904,424

Asset Derivatives
Forwards Contracts	$-	$6,849	$-		$6,849
Futures Contracts	20,639	-	-		20,639

Total	$20,639	$6,849	$-		$27,488

Liability Derivatives
Forwards Contracts	$-	$(23,612)	$-		$(23,612)
Futures Contracts	(62,543)	-	-		(62,543)

Total	$(62,543)	$(23,612)	$-		$(86,155)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$8,720,010	$-		$8,720,010
Belgium	-	4,341,121	-		4,341,121
Brazil	3,444,482	-	-		3,444,482
Canada	12,314,943	-	-		12,314,943
Cayman Islands	6,441,597	-	-		6,441,597
Denmark	-	9,004,464	-		9,004,464
France	-	89,774,723	-		89,774,723
Germany	-	82,225,746	-		82,225,746
Hong Kong	-	10,141,805	-		10,141,805
India	-	14,292,093	-		14,292,093
Indonesia	-	2,348,444	-		2,348,444
Ireland	5,057,946	-	-		5,057,946
Israel	4,550,666	-	-		4,550,666

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Italy	$-	$18,240,414	$-	$18,240,414
Japan	-	63,020,980	-	63,020,980
Mexico	2,821,728	-	-	2,821,728
Netherlands	-	40,867,161	-	40,867,161
Republic of Korea	-	244,688	-	244,688
Singapore	-	5,742,040	-	5,742,040
South Africa	-	2,090,705	-	2,090,705
Spain	-	5,577,526	-	5,577,526
Sweden	-	15,649,018	-	15,649,018
Switzerland	-	69,392,527	-	69,392,527
Taiwan	5,907,863	407,953	-	6,315,816
United Kingdom	6,384,356	100,276,943	-	106,661,299
United States	5,315,860	-	-	5,315,860
Mutual Funds	15,293,618	-	-	15,293,618
Short-Term Investments	-	8,624,733	-	8,624,733

Total Investments	$67,533,059	$550,983,094	$-	$618,516,153

Asset Derivatives
Forward Contracts	$-	$14,235	$-	$14,235

MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$799,400	$-	$-	$799,400
Australia	-	20,025,297	-	20,025,297
Austria	-	7,127,799	-	7,127,799
Belgium	-	3,158,215	-	3,158,215
Bermuda	2,132,762	3,460,432	-	5,593,194
Brazil	8,259,335	-	-	8,259,335
British Virgin Islands	-	502,912	-	502,912
Canada	15,786,534	-	-	15,786,534
Cayman Islands	17,067,996	24,631,962	-	41,699,958
Chile	1,064,278	-	-	1,064,278
China	-	5,252,426	-	5,252,426
Colombia	267,424	-	-	267,424
Denmark	-	6,510,558	-	6,510,558
Finland	-	3,807,510	-	3,807,510
France	-	47,712,763	-	47,712,763
Germany	1,525,275	42,681,931	-	44,207,206
Hong Kong	-	13,988,639	-	13,988,639
Hungary	-	482,352	-	482,352
India	9,444,463	3,070,998	-	12,515,461
Indonesia	-	4,959,730	-	4,959,730
Ireland	2,560,712	1,787,408	-	4,348,120
Italy	-	11,430,747	-	11,430,747
Japan	-	108,402,936	-	108,402,936
Luxembourg	374,228	821,708	-	1,195,936
Malaysia	-	3,339	-	3,339
Mexico	1,916,193	1,676,814	-	3,593,007

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Netherlands	$477,345	$14,888,730	$-	$15,366,075
Norway	-	5,507,173	-	5,507,173
Philippines	-	2,385,245	-	2,385,245
Republic of Korea	800,957	22,378,121	-	23,179,078
Russia	-	4,995,137	-	4,995,137
Singapore	1,614,674	5,932,829	-	7,547,503
South Africa	-	10,552,326	-	10,552,326
Spain	2,056,888	11,870,512	-	13,927,400
Sweden	-	13,249,512	-	13,249,512
Switzerland	-	37,651,028	-	37,651,028
Taiwan	12,641,739	-	-	12,641,739
Thailand	3,952,498	-	-	3,952,498
Turkey	-	714,715	-	714,715
United Kingdom	21,752,590	70,931,232	-	92,683,822
United States	7,794,291	1,090,595	-	8,884,886
Preferred Stock*
Brazil	4,534,018	-	-	4,534,018
Italy	-	787,639	-	787,639
Republic of Korea	-	929,912	-	929,912
Mutual Funds	5,688,972	-	-	5,688,972
Short-Term Investments	-	9,981,184	-	9,981,184

Total Investments	$122,512,572	$525,342,366	$-	$647,854,938

Liability Derivatives
Forward Contracts	$-	$(12,387)	$-	$(12,387)
Written Options	(2,019)	-	-	(2,019)

Total	$(2,019)	$(12,387)	$-	$(14,406)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.
+	Represents a security at $0 value as of March 31, 2018.

The following tables show Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2018.

Statements of Assets and Liabilities locations	Total Return Bond Fund	Strategic Bond Fund

Receivables from:
Investments sold on a when-issued basis	X	X
Collateral pledged for open forward contracts		X
Collateral pledged for futures contracts		X
Collateral pledged for swap agreements		X

Payables for:
Investments purchased on a when-issued basis	X	X
Due to custodian	X	X

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities locations	Fundamental Growth Fund	Growth Opportunities Fund	Small Company Value Fund	S&P Mid Cap Index Fund

Payables for:
Securities on loan	X	X	X	X

Statements of Assets and Liabilities locations	Mid-Cap Value Fund	Russell 2000 Small Cap Index Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	MSCI EAFE International Index Fund	Overseas Fund
Payables for:
Securities on loan		X	X	X	X	X
Due to custodian	X					X

The Funds, with the exception of the Strategic Bond Fund and MSCI EAFE International Index Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2018. The Strategic Bond Fund and MSCI EAFE International Index Fund had transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2018; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2018, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A
Directional Exposures to Currencies		A

Futures Contracts**
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	M	A	A

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Options (Purchased)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M
Directional Investment		M

Options (Written)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M
Directional Investment		M

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund	T. Rowe Price International Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A	A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management		A
Duration/Credit Quality Management		M
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M

Options (Written)
Hedging/Risk Management							M
Income							A
Substitution for Direct Investment							M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2018, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$415,422	$415,422

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(123,543)	$(123,543)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(1,068,530)	$-	$(1,068,530)
Futures Contracts	-	-	-	(2,656,793)	(2,656,793)

Total Realized Gain (Loss)	$-	$-	$(1,068,530)	$(2,656,793)	$(3,725,323)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(252,464)	$-	$(252,464)
Futures Contracts	-	-	-	713,355	713,355

Total Change in Appreciation (Depreciation)	$-	$-	$(252,464)	$713,355	$460,891

Strategic Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$67,229	$157,500	$224,729
Forward Contracts*,^^^	-	-	321,429	-	321,429
Futures Contracts^^	-	-	3,807	1,804,175	1,807,982
Swap Agreements^^,^^^	552,831	-	-	1,295,723	1,848,554

Total Value	$552,831	$-	$392,465	$3,257,398	$4,202,694

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(862,003)	$-	$(862,003)
Futures Contracts^^	-	-	-	(1,543,627)	(1,543,627)
Swap Agreements^^,^^^	(219,372)	-	-	(342,271)	(561,643)
Written Options^,^^^	-	-	(16,662)	(178,109)	(194,771)

Total Value	$(219,372)	$-	$(878,665)	$(2,064,007)	$(3,162,044)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(2,182,385)	$(2,182,385)
Forward Contracts	-	-	(97,193)	-	(97,193)
Futures Contracts	-	-	(17,756)	(4,483,256)	(4,501,012)
Swap Agreements	(27,496)	-	-	1,191,246	1,163,750
Written Options	-	-	29,604	1,092,774	1,122,378

Total Realized Gain (Loss)	$(27,496)	$-	$(85,345)	$(4,381,621)	$(4,494,462)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(32,905)	$244,537	$211,632
Forward Contracts	-	-	(654,430)	-	(654,430)
Futures Contracts	-	-	(3,153)	1,315,922	1,312,769
Swap Agreements	(15,614)	-	-	(293,996)	(309,610)
Written Options	-	-	96,889	(244,577)	(147,688)

Total Change in Appreciation (Depreciation)	$(15,614)	$-	$(593,599)	$1,021,886	$412,673

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
S&P 500 Index Fund
Liability Derivatives
Futures Contracts^^	$-	$(584,497)	$-	$-	$(584,497)

Realized Gain (Loss)#
Futures Contracts	$-	$933,564	$-	$-	$933,564

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(785,208)	$-	$-	$(785,208)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$-	$12,440	$-	$12,440

Liability Derivatives
Forward Contracts^	$-	$-	$(5,163)	$-	$(5,163)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$3,853	$-	$3,853

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(6,971)	$-	$(6,971)

Small Company Value Fund
Liability Derivatives
Futures Contracts^^	$-	$(30,883)	$-	$-	$(30,883)

Realized Gain (Loss)#
Futures Contracts	$-	$156,475	$-	$-	$156,475

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(117,941)	$-	$-	$(117,941)

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts^^	$-	$(200,312)	$-	$-	$(200,312)

Realized Gain (Loss)#
Futures Contracts	$-	$313,456	$-	$-	$313,456

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(312,490)	$-	$-	$(312,490)

Russell 2000 Small Cap Index Fund
Liability Derivatives
Futures Contracts^^	$-	$(169,044)	$-	$-	$(169,044)

Realized Gain (Loss)#
Futures Contracts	$-	$798,691	$-	$-	$798,691

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(397,975)	$-	$-	$(397,975)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$-	$-	$6,849	$-	$6,849
Futures Contracts^^	-	20,639	-	-	20,639

Total Value	$-	$20,639	$6,849	$-	$27,488

Liability Derivatives
Forward Contracts^	$-	$-	$(23,612)	$-	$(23,612)
Futures Contracts^^	-	(62,543)	-	-	(62,543)

Total Value	$-	$(62,543)	$(23,612)	$-	$(86,155)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(10,205)	$-	$(10,205)
Futures Contracts	-	9,332	-	-	9,332

Total Realized Gain (Loss)	$-	$9,332	$(10,205)	$-	$(873)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$30,908	$-	$30,908
Futures Contracts	-	(181,125)	-	-	(181,125)

Total Change in Appreciation (Depreciation)	$-	$(181,125)	$30,908	$-	$(150,217)

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$-	$14,235	$-	$14,235

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(250,175)	$-	$(250,175)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$181,843	$-	$181,843

MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Forward Contracts^	$-	$-	$(12,387)	$-	$(12,387)
Written Options^	-	(2,019)	-	-	(2,019)

Total Value	$-	$(2,019)	$(12,387)	$-	$(14,406)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$7,447	$-	$7,447

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(12,387)	$-	$(12,387)
Written Options	-	5,927	-	-	5,927

Total Change in Appreciation (Depreciation)	$-	$5,927	$(12,387)	$-	$(6,460)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

^^^	Represents forward contracts, centrally cleared swaps, or exchange-traded written options, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Total Return Bond Fund	908	$28,886,929	$-	-	-
Strategic Bond Fund	3,760	45,016,941	81,853,633	4,388,576	7,821,722
S&P 500 Index Fund	264	-	-	-	-
Mid-Cap Value Fund	-	2,610,968	-	-	-
Small Company Value Fund	18	-	-	-	-
S&P Mid Cap Index Fund	26	-	-	-	-
Russell 2000 Small Cap Index Fund	81	-	-	-	-
MSCI EAFE International Index Fund	89	5,786,355	-	-	-
Overseas Fund	-	21,658,915	-	-	-
MM Select T. Rowe Price International Equity Fund	-	135,407,972	-	-	90

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2018.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2018.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MSCI EAFE International Index Fund
Citibank N.A.	$2,284	$(2,284)	$-	$-
Goldman Sachs & Co.	688	-	-	688
Morgan Stanley & Co. LLC	1,380	-	-	1,380
Societe Generale	2,497	(2,497)	-	-

	$6,849	$(4,781)	$-	$2,068

Overseas Fund
State Street Bank and Trust Co.	$14,235	$-	$-	$14,235

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2018.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MSCI EAFE International Index Fund
BNP Paribas SA	$(1,329)	$-	$-	$(1,329)
Citibank N.A.	(17,771)	2,284	-	(15,487)
Societe Generale	(4,512)	2,497	-	(2,015)

	$(23,612)	$4,781	$-	$(18,831)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to

Notes to Financial Statements (Unaudited) (Continued)

the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared

Notes to Financial Statements (Unaudited) (Continued)

transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted

Notes to Financial Statements (Unaudited) (Continued)

downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2018.

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2018, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Fundamental Growth Fund	$6,022	$977	$5,045
Growth Opportunities Fund	55,264	10,556	44,708
Small Company Value Fund	51,106	8,536	42,570
S&P Mid Cap Index Fund	102,403	17,147	85,256
Russell 2000 Small Cap Index Fund	336,609	56,020	280,589
Mid Cap Growth Fund	472,364	76,153	396,211
Small Cap Growth Equity Fund	364,215	59,522	304,693
MSCI EAFE International Index Fund	32,506	5,479	27,027
Overseas Fund	65,863	12,095	53,768

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

Each of the MSCI EAFE International Index Fund, Overseas Fund, and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management,
	0.475% on any excess over $400 million	LLC; and T. Rowe Price Associates, Inc.
Fundamental Value Fund*	0.60% on the first $1.25 billion;	Wellington Management Company LLP;
	0.575% on the next $250 million; and	and Barrow, Hanley, Mewhinney & Strauss, LLC
0.55% on any excess over $1.5 billion
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Equity Opportunities Fund	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and
	0.64% on any excess over $1 billion	Wellington Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP
0.60% on any excess over $300 million
Blue Chip Growth Fund	0.65% on the first $750 million; and	T. Rowe Price Associates, Inc.; and
	0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund	0.70% on the first $300 million; and	American Century Investment Management,
	0.65% on any excess over $300 million	Inc.; and Systematic Financial
Management, L.P.
Small Cap Value Equity Fund	0.75% on the first $300 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC;
	0.70% on any excess over $300 million	and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	Invesco Advisers, Inc.;
	0.80% on any excess over $750 million	Federated Clover Investment Advisors; and
T. Rowe Price Associates, Inc.
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Wellington Management Company LLP
0.78% on any excess over $1 billion
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund**	0.80% on the first $750 million;	Harris Associates L.P.; and
	0.775% on the next $500 million; and	Massachusetts Financial Services Company
0.75% on any excess over $1.25 billion
MM Select T. Rowe Price International Equity Fund	0.69%	T. Rowe Price Associates, Inc.

*	Effective October 12, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC was added as a co-subadviser to the Fund.
**	Effective December 12, 2017, J.P. Morgan Investment Management Inc. was removed as co-subadviser to the Fund.
MML Advisers has entered into an investment subadvisory agreement with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OppenheimerFunds, Inc., a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Growth Equity Fund.

Notes to Financial Statements (Unaudited) (Continued)

This agreement provides that OFI Global Institutional manage the investment and reinvestment of the assets of the Small Cap Growth Equity Fund. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon the Small Cap Growth Equity Fund’s average daily net assets, at the following annual rate:

Small Cap Growth Equity Fund	0.55% of the first $50 million;
0.45% of the next $50 million; and
0.40% of any excess over $100 million

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are

Notes to Financial Statements (Unaudited) (Continued)

calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Bond Fund*	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Fundamental Growth Fund*	0.70%	0.80%	0.90%	1.00%	1.25%	1.15%	1.40%
Mid-Cap Value Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
Small Cap Value Equity Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
S&P Mid Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Russell 2000 Small Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
MSCI EAFE International Index Fund*	0.25%	0.35%	0.50%	0.60%	0.85%	0.75%	1.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2019.

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I
MM Select T. Rowe Price International Equity Fund**	0.67%

**	Expense cap in effect through January 31, 2020.

MML Advisers has agreed to voluntarily waive 0.02% of the advisory fee for each class of the Small Company Value Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2018, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$2,558
Fundamental Value Fund	2,795
Fundamental Growth Fund	75
Blue Chip Growth Fund	8,966
Growth Opportunities Fund	6,171
Mid-Cap Value Fund	4,247
Small Cap Value Equity Fund	4,870
Small Company Value Fund	11,405
Mid Cap Growth Fund	46,250
Small Cap Growth Equity Fund	1,865
Overseas Fund	10

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2018:

Total % Ownership by Related Party
Total Return Bond Fund	72.8%
Strategic Bond Fund	75.9%
Diversified Value Fund	78.3%
Fundamental Value Fund	85.1%
S&P 500 Index Fund	68.4%
Equity Opportunities Fund	79.4%
Fundamental Growth Fund	92.5%
Blue Chip Growth Fund	61.9%
Growth Opportunities Fund	59.3%
Mid-Cap Value Fund	83.6%
Small Cap Value Equity Fund	88.6%
Small Company Value Fund	67.8%
S&P Mid Cap Index Fund	71.5%
Russell 2000 Small Cap Index Fund	60.5%
Mid Cap Growth Fund	24.5%
Small Cap Growth Equity Fund	84.4%
MSCI EAFE International Index Fund	61.1%
Overseas Fund	83.5%
MM Select T. Rowe Price International Equity Fund	100.0%

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$1,035,724,542	$101,480,831	$1,071,109,065	$119,345,051
Strategic Bond Fund	660,954,601	101,264,178	652,771,081	27,458,345
Diversified Value Fund	-	214,806,222	-	199,952,317
Fundamental Value Fund	-	353,227,668	-	459,347,018
S&P 500 Index Fund	-	324,152,739	-	381,468,189
Equity Opportunities Fund	-	118,491,093	-	199,366,738
Fundamental Growth Fund	-	32,428,690	-	33,331,764
Blue Chip Growth Fund	-	355,813,139	-	236,070,001
Growth Opportunities Fund	-	105,853,441	-	224,884,302
Mid-Cap Value Fund	-	36,431,504	-	49,849,592
Small Cap Value Equity Fund	-	16,582,444	-	89,563,210
Small Company Value Fund	-	67,250,081	-	81,347,957
S&P Mid Cap Index Fund	-	21,301,669	-	43,304,234
Russell 2000 Small Cap Index Fund	-	23,301,013	-	13,913,603
Mid Cap Growth Fund	-	1,638,656,700	-	938,077,285
Small Cap Growth Equity Fund	-	218,675,600	-	246,215,280
MSCI EAFE International Index Fund	-	16,384,266	-	16,454,124
Overseas Fund	-	139,563,692	-	168,228,228
MM Select T. Rowe Price International Equity Fund	-	688,855,405	-	36,806,602

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These policies have been designed to ensure that cross-trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross-trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Fund	Purchases	Sales
Small Cap Growth Equity Fund	$30,008	$322,932
Mid Cap Growth Fund	164,071	-

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	4,801,424	$46,985,411	13,323,187	$133,030,885
Issued as reinvestment of dividends	1,038,965	10,129,905	1,480,150	14,209,440
Redeemed	(4,351,906)	(42,556,375)	(7,688,081)	(77,337,422)

Net increase (decrease)	1,488,483	$14,558,941	7,115,256	$69,902,903

Total Return Bond Fund Class R5
Sold	412,859	$4,040,267	1,418,629	$14,053,458
Issued as reinvestment of dividends	187,703	1,828,232	535,289	5,133,426
Redeemed	(940,964)	(9,146,641)	(6,167,708)	(60,943,917)

Net increase (decrease)	(340,402)	$(3,278,142)	(4,213,790)	$(41,757,033)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Total Return Bond Fund Service Class
Sold	832,749	$8,172,816	4,302,322	$43,062,124
Issued as reinvestment of dividends	420,100	4,108,576	887,049	8,542,279
Redeemed	(1,278,715)	(12,447,799)	(7,853,354)	(77,269,356)

Net increase (decrease)	(25,866)	$(166,407)	(2,663,983)	$(25,664,953)

Total Return Bond Fund Administrative Class
Sold	295,262	$2,874,162	1,426,133	$14,163,272
Issued as reinvestment of dividends	153,884	1,497,295	310,357	2,970,116
Redeemed	(1,038,866)	(10,098,548)	(3,109,857)	(31,100,873)

Net increase (decrease)	(589,720)	$(5,727,091)	(1,373,367)	$(13,967,485)

Total Return Bond Fund Class A
Sold	63,293	$609,488	357,302	$3,513,904
Issued as reinvestment of dividends	11,017	107,308	12,010	115,175
Redeemed	(7,501)	(73,427)	(82,820)	(811,645)

Net increase (decrease)	66,809	$643,369	286,492	$2,817,434

Total Return Bond Fund Class R4
Sold	1,072,640	$10,501,270	3,981,225	$39,220,417
Issued as reinvestment of dividends	447,585	4,386,331	1,118,831	10,785,527
Redeemed	(4,414,490)	(43,633,591)	(11,238,099)	(112,176,704)

Net increase (decrease)	(2,894,265)	$(28,745,990)	(6,138,043)	$(62,170,760)

Total Return Bond Fund Class R3
Sold	360,306	$3,488,031	658,779	$6,505,663
Issued as reinvestment of dividends	67,661	659,012	189,054	1,809,249
Redeemed	(618,032)	(6,031,773)	(1,715,493)	(16,893,535)

Net increase (decrease)	(190,065)	$(1,884,730)	(867,660)	$(8,578,623)

Strategic Bond Fund Class I
Sold	5,148,211	$53,634,550	10,687,056	$111,293,015
Issued as reinvestment of dividends	384,341	4,008,676	234,490	2,344,902
Redeemed	(3,105,046)	(32,598,982)	(3,505,409)	(36,734,217)

Net increase (decrease)	2,427,506	$25,044,244	7,416,137	$76,903,700

Strategic Bond Fund Class R5
Sold	770,166	$8,049,191	2,158,177	$22,598,040
Issued as reinvestment of dividends	156,041	1,629,063	167,285	1,674,523
Redeemed	(629,822)	(6,553,191)	(1,413,822)	(14,766,533)

Net increase (decrease)	296,385	$3,125,063	911,640	$9,506,030

Strategic Bond Fund Service Class
Sold	553,157	$5,769,680	3,032,302	$31,374,030
Issued as reinvestment of dividends	135,519	1,416,176	102,148	1,022,505
Redeemed	(630,517)	(6,587,352)	(1,277,043)	(13,400,553)

Net increase (decrease)	58,159	$598,504	1,857,407	$18,995,982

Strategic Bond Fund Administrative Class
Sold	1,442,846	$15,005,450	4,393,731	$45,470,800
Issued as reinvestment of dividends	140,569	1,463,320	130,326	1,301,956
Redeemed	(872,603)	(9,115,232)	(2,297,578)	(23,683,485)

Net increase (decrease)	710,812	$7,353,538	2,226,479	$23,089,271

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Strategic Bond Fund Class A
Sold	574,415	$5,934,695	1,924,209	$19,993,028
Issued as reinvestment of dividends	94,364	981,391	97,276	969,840
Redeemed	(883,570)	(9,102,936)	(1,296,537)	(13,474,767)

Net increase (decrease)	(214,791)	$(2,186,850)	724,948	$7,488,101

Strategic Bond Fund Class R4
Sold	1,118,602	$11,603,917	4,132,988	$42,557,773
Issued as reinvestment of dividends	126,140	1,306,810	64,277	638,914
Redeemed	(479,358)	(4,965,445)	(883,403)	(9,108,741)

Net increase (decrease)	765,384	$7,945,282	3,313,862	$34,087,946

Strategic Bond Fund Class R3
Sold	421,892	$4,291,815	1,321,274	$13,533,870
Issued as reinvestment of dividends	28,897	297,064	18,123	178,876
Redeemed	(195,993)	(2,013,213)	(333,756)	(3,435,924)

Net increase (decrease)	254,796	$2,575,666	1,005,641	$10,276,822

Diversified Value Fund Class I
Sold	1,082,896	$15,728,795	3,349,584	$52,723,324
Subscriptions in-kind	5,418,749	74,399,424	-	-
Issued as reinvestment of dividends	3,601,470	45,918,746	1,092,957	16,612,953
Redeemed	(806,879)	(11,377,507)	(12,605,344)	(204,534,615)

Net increase (decrease)	9,296,236	$124,669,458	(8,162,803)	$(135,198,338)

Diversified Value Fund Class R5
Sold	1,243,264	$15,329,559	663,680	$10,365,082
Issued - merger	6,568,504	90,382,610	-	-
Issued as reinvestment of dividends	1,183,541	15,125,657	195,292	2,974,297
Redeemed	(502,125)	(6,958,422)	(987,461)	(15,560,547)

Net increase (decrease)	8,493,184	$113,879,404	(128,489)	$(2,221,168)

Diversified Value Fund Service Class
Sold	44,375	$589,252	577,352	$8,980,329
Subscriptions in-kind	193,597	2,663,899	-	-
Issued as reinvestment of dividends	277,475	3,546,133	37,518	571,393
Redeemed	(195,393)	(2,560,661)	(493,739)	(7,815,155)

Net increase (decrease)	320,054	$4,238,623	121,131	$1,736,567

Diversified Value Fund Administrative Class
Sold	27,695	$382,389	45,962	$717,701
Subscriptions in-kind	1,023,209	14,181,678	-	-
Issued as reinvestment of dividends	118,263	1,522,049	27,667	423,307
Redeemed	(284,441)	(3,663,564)	(226,131)	(3,670,299)

Net increase (decrease)	884,726	$12,422,552	(152,502)	$(2,529,291)

Diversified Value Fund Class A
Sold	114,936	$1,482,949	107,672	$1,692,400
Subscriptions in-kind	1,848,962	25,423,223	-	-
Issued as reinvestment of dividends	367,573	4,693,903	72,592	1,104,854
Redeemed	(238,551)	(3,430,546)	(528,541)	(8,141,439)

Net increase (decrease)	2,092,920	$28,169,529	(348,277)	$(5,344,185)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Diversified Value Fund Class R4
Sold	78,931	$1,173,919	29,614	$461,883
Issued - merger	46,275	629,800	-	-
Issued as reinvestment of dividends	34,593	437,246	2,971	44,981
Redeemed	(12,440)	(163,826)	(28,575)	(452,457)

Net increase (decrease)	147,359	$2,077,139	4,010	$54,407

Diversified Value Fund Class R3
Sold	17,443	$233,774	21,920	$341,737
Issued - merger	4,375	59,898	-	-
Issued as reinvestment of dividends	49,732	632,593	6,738	102,343
Redeemed	(6,018)	(78,449)	(15,546)	(240,980)

Net increase (decrease)	65,532	$847,816	13,112	$203,100

Fundamental Value Fund Class I
Sold	1,995,445	$24,710,498	9,402,191	$115,629,302
Issued as reinvestment of dividends	8,265,063	95,130,880	4,013,684	48,244,487
Redeemed	(3,336,360)	(41,638,415)	(8,094,649)	(99,300,569)

Net increase (decrease)	6,924,148	$78,202,963	5,321,226	$64,573,220

Fundamental Value Fund Class R5
Sold	541,721	$6,532,841	2,205,148	$27,420,500
Issued as reinvestment of dividends	4,860,253	56,233,125	2,990,606	36,096,617
Redeemed	(4,140,884)	(51,378,682)	(6,929,290)	(86,700,217)

Net increase (decrease)	1,261,090	$11,387,284	(1,733,536)	$(23,183,100)

Fundamental Value Fund Service Class
Sold	220,680	$2,662,084	914,604	$11,403,781
Issued as reinvestment of dividends	796,138	9,179,471	898,535	10,809,372
Redeemed	(1,346,301)	(16,240,872)	(7,160,500)	(86,893,506)

Net increase (decrease)	(329,483)	$(4,399,317)	(5,347,361)	$(64,680,353)

Fundamental Value Fund Administrative Class
Sold	207,345	2,552,397	1,050,242	$13,265,800
Issued as reinvestment of dividends	1,217,216	14,131,874	717,205	8,678,182
Redeemed	(1,186,569)	(14,518,751)	(2,280,801)	(28,382,161)

Net increase (decrease)	237,992	$2,165,520	(513,354)	$(6,438,179)

Fundamental Value Fund Class A
Sold	308,175	$3,748,634	704,528	$8,713,079
Issued as reinvestment of dividends	1,360,952	15,596,515	1,064,699	12,744,452
Redeemed	(1,547,559)	(19,390,148)	(6,497,478)	(79,826,969)

Net increase (decrease)	121,568	$(44,999)	(4,728,251)	$(58,369,438)

Fundamental Value Fund Class R4
Sold	89,140	$1,073,072	723,946	$8,791,809
Issued as reinvestment of dividends	232,461	2,626,805	94,789	1,122,303
Redeemed	(170,273)	(1,984,939)	(102,413)	(1,240,764)

Net increase (decrease)	151,328	$1,714,938	716,322	$8,673,348

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Fundamental Value Fund Class R3
Sold	30,601	$350,360	137,402	$1,652,874
Issued as reinvestment of dividends	37,132	418,850	11,609	137,222
Redeemed	(34,067)	(435,737)	(42,719)	(518,603)

Net increase (decrease)	33,666	$333,473	106,292	$1,271,493

S&P 500 Index Fund Class I
Sold	18,407,113	$351,571,411	6,336,822	$126,954,649
Issued as reinvestment of dividends	4,759,073	88,280,813	3,547,486	67,756,985
Redeemed	(10,538,536)	(220,890,761)	(40,420,083)	(823,956,575)

Net increase (decrease)	12,627,650	$218,961,463	(30,535,775)	$(629,244,941)

S&P 500 Index Fund Class R5
Sold	2,393,262	$49,128,093	4,872,091	$97,270,742
Issued as reinvestment of dividends	7,811,437	145,370,837	2,367,656	45,340,604
Redeemed	(5,448,143)	(108,038,628)	(17,074,551)	(340,820,379)

Net increase (decrease)	4,756,556	$86,460,302	(9,834,804)	$(198,209,033)

S&P 500 Index Fund Service Class
Sold	1,384,187	$28,360,191	3,740,808	$73,763,649
Issued as reinvestment of dividends	5,315,061	99,125,892	1,554,128	29,808,183
Redeemed	(4,733,478)	(95,043,417)	(7,530,041)	(150,928,807)

Net increase (decrease)	1,965,770	$32,442,666	(2,235,105)	$(47,356,975)

S&P 500 Index Fund Administrative Class
Sold	1,602,797	$31,842,400	4,213,662	$83,250,452
Issued as reinvestment of dividends	6,285,857	115,282,617	1,625,772	30,775,862
Redeemed	(4,968,745)	(97,122,692)	(5,402,143)	(106,054,140)

Net increase (decrease)	2,919,909	$50,002,325	437,291	$7,972,174

S&P 500 Index Fund Class A
Sold	403,247	$7,924,817	440,766	$8,568,431
Issued as reinvestment of dividends	344,670	6,214,397	69,787	1,304,310
Redeemed	(312,559)	(5,772,009)	(309,949)	(6,103,028)

Net increase (decrease)	435,358	$8,367,205	200,604	$3,769,713

S&P 500 Index Fund Class R4
Sold	2,033,458	$40,047,715	7,824,282	$152,424,771
Issued as reinvestment of dividends	7,274,260	131,955,069	1,994,051	37,408,394
Redeemed	(4,532,518)	(90,838,676)	(11,373,230)	(223,948,718)

Net increase (decrease)	4,775,200	$81,164,108	(1,554,897)	$(34,115,553)

S&P 500 Index Fund Class R3
Sold	1,300,735	$24,601,496	5,497,014	$105,798,643
Issued as reinvestment of dividends	2,508,084	44,443,244	338,877	6,248,902
Redeemed	(767,065)	(14,390,725)	(870,802)	(17,069,631)

Net increase (decrease)	3,041,754	$54,654,015	4,965,089	$94,977,914

Equity Opportunities Fund Class I
Sold	1,042,100	$20,150,106	2,237,588	$46,259,683
Issued as reinvestment of dividends	4,300,247	72,717,180	362,780	7,226,583
Redeemed	(1,522,819)	(27,757,875)	(4,014,169)	(83,271,768)

Net increase (decrease)	3,819,528	$65,109,411	(1,413,801)	$(29,785,502)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Equity Opportunities Fund Class R5
Sold	364,912	$7,045,644	1,042,392	$21,379,259
Issued as reinvestment of dividends	3,560,400	60,455,591	326,292	6,519,317
Redeemed	(1,759,775)	(34,576,550)	(3,186,202)	(65,320,958)

Net increase (decrease)	2,165,537	$32,924,685	(1,817,518)	$(37,422,382)

Equity Opportunities Fund Service Class
Sold	134,541	$2,430,679	420,776	$8,388,911
Issued as reinvestment of dividends	1,131,104	18,832,884	108,721	2,142,883
Redeemed	(730,985)	(13,092,523)	(1,570,154)	(32,226,790)

Net increase (decrease)	534,660	$8,171,040	(1,040,657)	$(21,694,996)

Equity Opportunities Fund Administrative Class
Sold	156,347	$2,954,309	744,659	$15,016,479
Issued as reinvestment of dividends	1,533,641	25,182,392	131,694	2,570,661
Redeemed	(709,349)	(12,923,558)	(2,104,650)	(42,008,539)

Net increase (decrease)	980,639	$15,213,143	(1,228,297)	$(24,421,399)

Equity Opportunities Fund Class A
Sold	131,893	$2,260,980	517,066	$10,121,058
Issued as reinvestment of dividends	1,948,483	30,513,250	183,548	3,463,563
Redeemed	(1,372,581)	(25,928,634)	(4,035,133)	(76,487,512)

Net increase (decrease)	707,795	$6,845,596	(3,334,519)	$(62,902,891)

Equity Opportunities Fund Class R4
Sold	137,176	$2,909,991	162,443	$2,969,069
Issued as reinvestment of dividends	182,360	2,813,810	13,668	255,604
Redeemed	(141,566)	(2,793,152)	(139,195)	(2,742,849)

Net increase (decrease)	177,970	$2,930,649	36,916	$481,824

Equity Opportunities Fund Class R3
Sold	11,395	$191,868	56,397	$1,044,234
Issued as reinvestment of dividends	60,485	880,663	6,604	118,468
Redeemed	(54,178)	(981,964)	(123,248)	(2,333,972)

Net increase (decrease)	17,702	$90,567	(60,247)	$(1,171,270)

Fundamental Growth Fund Class I
Sold	848,995	$7,421,988	3,754,805	$29,320,981
Issued as reinvestment of dividends	673,247	5,614,880	978,216	6,955,117
Redeemed	(971,697)	(8,445,449)	(2,900,231)	(22,419,175)

Net increase (decrease)	550,545	$4,591,419	1,832,790	$13,856,923

Fundamental Growth Fund Class R5
Sold	141,443	$1,244,644	417,330	$3,230,048
Issued as reinvestment of dividends	228,489	1,910,165	372,264	2,654,243
Redeemed	(216,391)	(1,847,041)	(578,450)	(4,588,741)

Net increase (decrease)	153,541	$1,307,768	211,144	$1,295,550

Fundamental Growth Fund Service Class
Sold	54,194	$463,571	223,954	$1,696,840
Issued as reinvestment of dividends	78,614	643,846	119,665	837,655
Redeemed	(79,747)	(690,586)	(130,551)	(1,007,204)

Net increase (decrease)	53,061	$416,831	213,068	$1,527,291

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Fundamental Growth Fund Administrative Class
Sold	163,287	$1,366,644	215,657	$1,601,678
Issued as reinvestment of dividends	103,998	830,947	190,341	1,301,936
Redeemed	(125,210)	(1,058,931)	(383,333)	(2,822,688)

Net increase (decrease)	142,075	$1,138,660	22,665	$80,926

Fundamental Growth Fund Class A
Sold	191,433	$1,526,509	379,478	$2,696,387
Issued as reinvestment of dividends	155,351	1,186,879	298,913	1,960,867
Redeemed	(248,952)	(1,985,916)	(888,723)	(6,441,146)

Net increase (decrease)	97,832	$727,472	(210,332)	$(1,783,892)

Fundamental Growth Fund Class R4
Sold	93,365	$743,792	276,532	$1,993,723
Issued as reinvestment of dividends	27,471	207,679	30,194	196,260
Redeemed	(143,929)	(1,148,655)	(25,714)	(181,965)

Net increase (decrease)	(23,093)	$(197,184)	281,012	$2,008,018

Fundamental Growth Fund Class R3
Sold	35,844	$266,433	156,986	$1,076,585
Issued as reinvestment of dividends	26,384	188,117	37,245	229,429
Redeemed	(10,786)	(80,611)	(68,194)	(474,479)

Net increase (decrease)	51,442	$373,939	126,037	$831,535

Blue Chip Growth Fund Class I
Sold	12,108,663	$253,668,135	31,262,383	$518,777,004
Issued as reinvestment of dividends	2,609,677	53,054,734	1,517,251	24,124,298
Redeemed	(3,997,940)	(83,610,916)	(8,826,264)	(151,556,587)

Net increase (decrease)	10,720,400	$223,111,953	23,953,370	$391,344,715

Blue Chip Growth Fund Class R5
Sold	2,233,645	$47,259,915	4,953,553	$86,472,454
Issued as reinvestment of dividends	979,984	19,903,474	1,014,640	16,112,476
Redeemed	(3,412,661)	(71,089,173)	(5,586,420)	(97,024,066)

Net increase (decrease)	(199,032)	$(3,925,784)	381,773	$5,560,864

Blue Chip Growth Fund Service Class
Sold	694,401	$14,611,789	1,301,029	$22,224,681
Issued as reinvestment of dividends	297,266	5,983,959	541,424	8,527,419
Redeemed	(699,678)	(14,289,572)	(7,931,612)	(127,616,042)

Net increase (decrease)	291,989	$6,306,176	(6,089,159)	$(96,863,942)

Blue Chip Growth Fund Administrative Class
Sold	969,945	$20,024,919	2,087,626	$35,034,549
Issued as reinvestment of dividends	566,934	11,264,966	650,740	10,119,009
Redeemed	(1,634,520)	(33,429,456)	(3,644,823)	(63,069,558)

Net increase (decrease)	(97,641)	$(2,139,571)	(906,457)	$(17,916,000)

Blue Chip Growth Fund Class A
Sold	710,711	$14,287,112	1,069,190	$17,641,299
Issued as reinvestment of dividends	337,118	6,428,841	432,843	6,471,007
Redeemed	(1,630,677)	(31,658,923)	(3,046,971)	(49,728,652)

Net increase (decrease)	(582,848)	$(10,942,970)	(1,544,938)	$(25,616,346)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R4
Sold	1,145,396	$22,245,184	1,411,651	$22,745,464
Issued as reinvestment of dividends	183,950	3,498,721	143,797	2,146,888
Redeemed	(416,622)	(8,169,356)	(773,205)	(12,843,938)

Net increase (decrease)	912,724	$17,574,549	782,243	$12,048,414

Blue Chip Growth Fund Class R3
Sold	507,160	$9,299,100	1,089,297	$16,782,774
Issued as reinvestment of dividends	109,308	1,952,233	85,090	1,196,363
Redeemed	(179,522)	(3,334,198)	(381,513)	(5,939,665)

Net increase (decrease)	436,946	$7,917,135	792,874	$12,039,472

Growth Opportunities Fund Class I
Sold	2,711,233	$32,221,814	4,915,732	$52,142,587
Issued as reinvestment of dividends	4,173,840	45,787,023	2,537,010	24,329,924
Redeemed	(5,845,517)	(69,606,771)	(8,455,832)	(88,008,261)

Net increase (decrease)	1,039,556	$8,402,066	(1,003,090)	$(11,535,750)

Growth Opportunities Fund Class R5
Sold	1,144,374	$13,292,721	1,782,501	$18,657,107
Issued as reinvestment of dividends	1,927,725	20,915,819	1,384,723	13,168,716
Redeemed	(3,796,504)	(44,947,699)	(5,442,223)	(57,610,662)

Net increase (decrease)	(724,405)	$(10,739,159)	(2,274,999)	$(25,784,839)

Growth Opportunities Fund Service Class
Sold	400,763	$4,585,430	820,448	$8,383,277
Issued as reinvestment of dividends	920,083	9,706,876	1,140,828	10,598,292
Redeemed	(1,013,097)	(11,310,889)	(9,813,851)	(102,026,138)

Net increase (decrease)	307,749	$2,981,417	(7,852,575)	$(83,044,569)

Growth Opportunities Fund Administrative Class
Sold	411,546	$4,490,263	906,619	$9,057,000
Issued as reinvestment of dividends	954,399	9,696,696	743,653	6,692,874
Redeemed	(3,505,657)	(39,048,579)	(2,530,937)	(25,846,697)

Net increase (decrease)	(2,139,712)	$(24,861,620)	(880,665)	$(10,096,823)

Growth Opportunities Fund Class A
Sold	370,447	$3,757,656	840,103	$7,872,446
Issued as reinvestment of dividends	1,042,788	9,843,919	880,710	7,450,808
Redeemed	(2,681,172)	(27,574,714)	(5,191,524)	(49,394,365)

Net increase (decrease)	(1,267,937)	$(13,973,139)	(3,470,711)	$(34,071,111)

Growth Opportunities Fund Class R4
Sold	791,680	$8,349,450	395,117	$3,739,440
Issued as reinvestment of dividends	209,731	1,990,343	74,731	635,215
Redeemed	(369,354)	(3,858,712)	(308,037)	(2,814,860)

Net increase (decrease)	632,057	$6,481,081	161,811	$1,559,795

Growth Opportunities Fund Class R3
Sold	11,976	$109,807	44,167	$380,583
Issued as reinvestment of dividends	16,201	140,948	9,476	74,953
Redeemed	(30,140)	(291,646)	(42,912)	(366,240)

Net increase (decrease)	(1,963)	$(40,891)	10,731	$89,296

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class I
Sold	656,467	$9,274,199	2,189,282	$31,011,830
Issued as reinvestment of dividends	862,732	11,655,504	252,109	3,637,931
Redeemed	(885,250)	(13,045,316)	(4,916,934)	(70,633,481)

Net increase (decrease)	633,949	$7,884,387	(2,475,543)	$(35,983,720)

Mid-Cap Value Fund Class R5
Sold	114,563	$1,611,041	81,730	$1,191,171
Issued as reinvestment of dividends	80,283	1,093,454	17,361	252,075
Redeemed	(378,111)	(5,281,677)	(139,582)	(2,050,728)

Net increase (decrease)	(183,265)	$(2,577,182)	(40,491)	$(607,482)

Mid-Cap Value Fund Service Class
Sold	19,389	$278,268	1,292	$19,102
Issued as reinvestment of dividends	22,609	307,031	4,755	68,901
Redeemed	(160,131)	(2,210,210)	(33,367)	(483,821)

Net increase (decrease)	(118,133)	$(1,624,911)	(27,320)	$(395,818)

Mid-Cap Value Fund Administrative Class
Sold	2,283	$33,120	14,247	$210,152
Issued as reinvestment of dividends	8,501	117,313	1,597	23,466
Redeemed	(1,778)	(27,829)	(10,764)	(159,287)

Net increase (decrease)	9,006	$122,604	5,080	$74,331

Mid-Cap Value Fund Class A
Sold	16,886	$233,332	61,255	$897,948
Issued as reinvestment of dividends	22,442	304,984	3,856	55,905
Redeemed	(28,658)	(411,844)	(50,849)	(740,649)

Net increase (decrease)	10,670	$126,472	14,262	$213,204

Mid-Cap Value Fund Class R4
Sold	231	$3,422	2,268	$30,476
Issued as reinvestment of dividends	320	4,319	66	945
Redeemed	(156)	(2,251)	(669)	(9,634)

Net increase (decrease)	395	$5,490	1,665	$21,787

Mid-Cap Value Fund Class R3
Sold	917	$13,072	16,829	$244,364
Issued as reinvestment of dividends	3,721	50,013	201	2,891
Redeemed	(1,467)	(20,403)	(2,538)	(36,500)

Net increase (decrease)	3,171	$42,682	14,492	$210,755

Small Cap Value Equity Fund Class I
Sold	416,280	$7,159,478	1,409,556	$24,006,841
Issued as reinvestment of dividends	760,150	12,580,472	407,400	7,003,209
Redeemed	(4,634,973)	(75,387,848)	(3,128,851)	(52,951,846)

Net increase (decrease)	(3,458,543)	$(55,647,898)	(1,311,895)	$(21,941,796)

Small Cap Value Equity Fund Class R5
Sold	95,082	$1,660,239	259,190	$4,399,579
Issued as reinvestment of dividends	303,131	5,022,873	171,524	2,951,933
Redeemed	(118,011)	(2,042,880)	(1,086,413)	(18,648,597)

Net increase (decrease)	280,202	$4,640,232	(655,699)	$(11,297,085)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Small Cap Value Equity Fund Service Class
Sold	30,472	$530,263	130,037	$2,243,287
Issued as reinvestment of dividends	60,094	998,169	24,681	425,749
Redeemed	(62,144)	(1,082,418)	(112,624)	(1,927,416)

Net increase (decrease)	28,422	$446,014	42,094	$741,620

Small Cap Value Equity Fund Administrative Class
Sold	16,294	$283,543	259,605	$4,607,261
Issued as reinvestment of dividends	35,949	594,964	27,941	479,473
Redeemed	(250,170)	(4,639,098)	(92,680)	(1,570,319)

Net increase (decrease)	(197,927)	$(3,760,591)	194,866	$3,516,415

Small Cap Value Equity Fund Class A
Sold	113,318	$2,021,885	184,640	$3,123,281
Issued as reinvestment of dividends	77,998	1,283,851	29,109	498,354
Redeemed	(133,178)	(2,271,964)	(178,711)	(3,002,125)

Net increase (decrease)	58,138	$1,033,772	35,038	$619,510

Small Cap Value Equity Fund Class R4
Sold	81,244	$1,436,078	78,957	$1,314,426
Issued as reinvestment of dividends	23,137	378,288	5,092	86,710
Redeemed	(54,251)	(910,841)	(53,595)	(870,689)

Net increase (decrease)	50,130	$903,525	30,454	$530,447

Small Cap Value Equity Fund Class R3
Sold	8,709	$149,596	48,906	$814,179
Issued as reinvestment of dividends	8,675	141,745	1,304	22,210
Redeemed	(3,901)	(64,794)	(9,557)	(157,677)

Net increase (decrease)	13,483	$226,547	40,653	$678,712

Small Company Value Fund Class I
Sold	613,656	$7,405,181	1,825,098	$22,657,864
Issued as reinvestment of dividends	1,734,091	19,733,950	178,796	2,247,465
Redeemed	(704,042)	(8,666,007)	(4,771,339)	(59,011,880)

Net increase (decrease)	1,643,705	$18,473,124	(2,767,445)	$(34,106,551)

Small Company Value Fund Class R5
Sold	133,321	$1,618,838	1,112,713	$13,641,439
Issued as reinvestment of dividends	1,261,262	14,441,452	147,164	1,858,678
Redeemed	(788,643)	(9,709,396)	(4,394,949)	(55,007,093)

Net increase (decrease)	605,940	$6,350,894	(3,135,072)	$(39,506,976)

Small Company Value Fund Service Class
Sold	78,889	$940,492	151,753	$1,874,037
Issued as reinvestment of dividends	174,468	1,987,189	17,279	217,192
Redeemed	(409,453)	(4,960,680)	(613,137)	(7,353,089)

Net increase (decrease)	(156,096)	$(2,032,999)	(444,105)	$(5,261,860)

Small Company Value Fund Administrative Class
Sold	69,151	$815,723	207,104	$2,525,787
Issued as reinvestment of dividends	234,374	2,620,296	20,163	249,822
Redeemed	(176,875)	(2,050,170)	(576,167)	(7,056,798)

Net increase (decrease)	126,650	$1,385,849	(348,900)	$(4,281,189)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Small Company Value Fund Class A
Sold	55,066	$643,258	261,983	$3,130,190
Issued as reinvestment of dividends	388,431	4,202,821	23,811	287,165
Redeemed	(304,708)	(3,348,913)	(949,918)	(10,965,136)

Net increase (decrease)	138,789	$1,497,166	(664,124)	$(7,547,781)

Small Company Value Fund Class R4
Sold	2,833	$33,935	27,205	$295,703
Issued as reinvestment of dividends	7,658	81,786	472	5,631
Redeemed	(1,707)	(19,783)	(3,570)	(43,681)

Net increase (decrease)	8,784	$95,938	24,107	$257,653

Small Company Value Fund Class R3
Sold	11,429	$117,787	10,016	$112,622
Issued as reinvestment of dividends	3,750	37,646	113	1,281
Redeemed	(1,884)	(19,526)	(3,446)	(38,433)

Net increase (decrease)	13,295	$135,907	6,683	$75,470

S&P Mid Cap Index Fund Class I
Sold	660,217	$9,640,192	2,144,909	$29,190,798
Issued as reinvestment of dividends	245,010	3,457,088	633,073	8,356,561
Redeemed	(666,466)	(9,500,808)	(4,839,088)	(66,426,461)

Net increase (decrease)	238,761	$3,596,472	(2,061,106)	$(28,879,102)

S&P Mid Cap Index Fund Class R5
Sold	235,656	$3,408,171	1,320,432	$18,044,612
Issued as reinvestment of dividends	118,866	1,672,445	179,812	2,366,321
Redeemed	(300,705)	(4,317,528)	(1,290,740)	(17,633,755)

Net increase (decrease)	53,817	$763,088	209,504	$2,777,178

S&P Mid Cap Index Fund Service Class
Sold	261,306	$3,718,174	737,424	$10,091,410
Issued as reinvestment of dividends	119,862	1,680,468	201,627	2,643,334
Redeemed	(383,669)	(5,527,623)	(842,397)	(11,437,244)

Net increase (decrease)	(2,501)	$(128,981)	96,654	$1,297,500

S&P Mid Cap Index Fund Administrative Class
Sold	420,982	$6,041,050	1,018,823	$13,779,843
Issued as reinvestment of dividends	282,402	3,959,269	479,843	6,295,545
Redeemed	(493,334)	(7,089,691)	(1,879,783)	(25,308,885)

Net increase (decrease)	210,050	$2,910,628	(381,117)	$(5,233,497)

S&P Mid Cap Index Fund Class A
Sold	334,962	$4,819,742	856,535	$11,543,927
Issued as reinvestment of dividends	156,776	2,196,437	332,874	4,360,651
Redeemed	(484,802)	(6,891,561)	(2,000,100)	(26,959,368)

Net increase (decrease)	6,936	$124,618	(810,691)	$(11,054,790)

S&P Mid Cap Index Fund Class R4
Sold	725,611	$10,408,821	7,242,609	$96,117,596
Issued as reinvestment of dividends	588,811	8,202,143	313,016	4,084,853
Redeemed	(1,029,460)	(14,768,548)	(1,048,355)	(14,220,911)

Net increase (decrease)	284,962	$3,842,416	6,507,270	$85,981,538

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Class R3
Sold	581,378	$8,272,581	8,386,401	$110,916,834
Issued as reinvestment of dividends	639,505	8,882,727	283,828	3,695,437
Redeemed	(1,059,646)	(14,991,557)	(944,847)	(12,820,971)

Net increase (decrease)	161,237	$2,163,751	7,725,382	$101,791,300

Russell 2000 Small Cap Index Fund Class I
Sold	846,910	$11,777,156	2,128,877	$27,824,964
Issued as reinvestment of dividends	406,889	5,350,588	719,419	9,244,537
Redeemed	(682,017)	(9,291,371)	(9,483,062)	(125,470,212)

Net increase (decrease)	571,782	$7,836,373	(6,634,766)	$(88,400,711)

Russell 2000 Small Cap Index Fund Class R5
Sold	192,475	$2,653,051	666,297	$8,701,387
Issued as reinvestment of dividends	125,824	1,654,589	88,849	1,141,707
Redeemed	(169,408)	(2,331,055)	(800,854)	(10,428,714)

Net increase (decrease)	148,891	$1,976,585	(45,708)	$(585,620)

Russell 2000 Small Cap Index Fund Service Class
Sold	242,707	$3,248,194	628,744	$8,122,726
Issued as reinvestment of dividends	142,176	1,855,394	92,311	1,178,803
Redeemed	(287,237)	(3,902,742)	(409,363)	(5,341,586)

Net increase (decrease)	97,646	$1,200,846	311,692	$3,959,943

Russell 2000 Small Cap Index Fund Administrative Class
Sold	420,922	$5,627,607	1,321,919	$17,137,296
Issued as reinvestment of dividends	384,273	5,030,138	250,548	3,207,019
Redeemed	(470,634)	(6,369,477)	(1,382,683)	(17,851,875)

Net increase (decrease)	334,561	$4,288,268	189,784	$2,492,440

Russell 2000 Small Cap Index Fund Class A
Sold	226,062	$3,093,321	546,708	$7,034,227
Issued as reinvestment of dividends	175,995	2,293,220	107,940	1,375,156
Redeemed	(173,985)	(2,353,624)	(579,474)	(7,558,531)

Net increase (decrease)	228,072	$3,032,917	75,174	$850,852

Russell 2000 Small Cap Index Fund Class R4
Sold	850,816	$11,458,558	2,706,274	$34,562,375
Issued as reinvestment of dividends	477,348	6,191,199	175,914	2,234,112
Redeemed	(767,577)	(10,340,358)	(701,997)	(9,081,122)

Net increase (decrease)	560,587	$7,309,399	2,180,191	$27,715,365

Russell 2000 Small Cap Index Fund Class R3
Sold	447,624	$5,995,572	2,621,847	$33,325,645
Issued as reinvestment of dividends	436,960	5,645,519	140,014	1,773,978
Redeemed	(320,383)	(4,253,085)	(408,287)	(5,284,868)

Net increase (decrease)	564,201	$7,388,006	2,353,574	$29,814,755

Mid Cap Growth Fund Class I
Sold	55,354,204	$1,234,508,417	65,041,631	$1,321,039,894
Issued as reinvestment of dividends	9,620,907	206,368,454	4,289,736	80,089,376
Redeemed	(13,398,773)	(297,262,407)	(17,061,874)	(338,323,674)

Net increase (decrease)	51,576,338	$1,143,614,464	52,269,493	$1,062,805,596

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class R5
Sold	7,267,997	$160,090,143	22,651,634	$456,999,585
Issued as reinvestment of dividends	3,523,311	74,905,600	1,840,557	34,123,932
Redeemed	(6,620,735)	(145,940,879)	(14,290,849)	(278,887,695)

Net increase (decrease)	4,170,573	$89,054,864	10,201,342	$212,235,822

Mid Cap Growth Fund Service Class
Sold	2,693,939	$58,364,736	3,226,674	$64,170,726
Issued as reinvestment of dividends	833,157	17,313,004	573,119	10,407,836
Redeemed	(1,791,361)	(38,374,298)	(4,504,072)	(86,972,101)

Net increase (decrease)	1,735,735	$37,303,442	(704,279)	$(12,393,539)

Mid Cap Growth Fund Administrative Class
Sold	1,203,015	$24,760,766	1,927,562	$35,807,341
Issued as reinvestment of dividends	1,151,990	22,936,108	891,757	15,578,988
Redeemed	(2,593,730)	(53,587,798)	(5,190,936)	(95,517,133)

Net increase (decrease)	(238,725)	$(5,890,924)	(2,371,617)	$(44,130,804)

Mid Cap Growth Fund Class A
Sold	737,293	$14,173,103	1,370,193	$24,082,023
Issued as reinvestment of dividends	1,026,344	18,966,835	835,384	13,641,826
Redeemed	(2,532,071)	(49,025,181)	(5,468,149)	(94,790,435)

Net increase (decrease)	(768,434)	$(15,885,243)	(3,262,572)	$(57,066,586)

Mid Cap Growth Fund Class R4
Sold	3,418,425	$66,191,927	4,422,557	$79,211,548
Issued as reinvestment of dividends	529,521	9,838,503	188,368	3,089,225
Redeemed	(1,209,987)	(23,438,561)	(1,262,113)	(22,282,712)

Net increase (decrease)	2,737,959	$52,591,869	3,348,812	$60,018,061

Mid Cap Growth Fund Class R3
Sold	467,319	$8,361,869	865,565	$14,164,948
Issued as reinvestment of dividends	135,936	2,328,583	59,020	900,059
Redeemed	(255,157)	(4,572,779)	(268,665)	(4,442,140)

Net increase (decrease)	348,098	$6,117,673	655,920	$10,622,867

Small Cap Growth Equity Fund Class I
Sold	1,028,051	$16,690,152	2,940,514	$40,955,589
Issued as reinvestment of dividends	1,069,025	16,698,170	-	-
Redeemed	(1,260,236)	(20,337,690)	(4,633,454)	(64,755,896)

Net increase (decrease)	836,840	$13,050,632	(1,692,940)	$(23,800,307)

Small Cap Growth Equity Fund Class R5
Sold	221,875	$3,550,634	852,244	$11,577,155
Issued as reinvestment of dividends	406,496	6,280,358	-	-
Redeemed	(1,103,161)	(17,758,185)	(2,438,367)	(33,951,693)

Net increase (decrease)	(474,790)	$(7,927,193)	(1,586,123)	$(22,374,538)

Small Cap Growth Equity Fund Service Class
Sold	313,309	$4,799,138	448,559	$6,033,416
Issued as reinvestment of dividends	132,269	1,941,712	-	-
Redeemed	(524,218)	(7,890,250)	(1,134,016)	(14,903,132)

Net increase (decrease)	(78,640)	$(1,149,400)	(685,457)	$(8,869,716)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Administrative Class
Sold	118,111	$1,699,532	554,034	$6,885,433
Issued as reinvestment of dividends	134,214	1,858,860	-	-
Redeemed	(281,002)	(4,032,187)	(907,842)	(11,357,183)

Net increase (decrease)	(28,677)	$(473,795)	(353,808)	$(4,471,750)

Small Cap Growth Equity Fund Class A
Sold	258,469	$3,401,215	276,512	$3,197,453
Issued as reinvestment of dividends	182,225	2,268,704	-	-
Redeemed	(549,843)	(7,180,250)	(1,281,335)	(14,396,175)

Net increase (decrease)	(109,149)	$(1,510,331)	(1,004,823)	$(11,198,722)

Small Cap Growth Equity Fund Class R4
Sold	649,724	$8,445,617	310,327	$3,601,360
Issued as reinvestment of dividends	65,303	817,599	-	-
Redeemed	(116,498)	(1,519,436)	(80,046)	(907,890)

Net increase (decrease)	598,529	$7,743,780	230,281	$2,693,470

Small Cap Growth Equity Fund Class R3
Sold	28,772	$335,947	113,534	$1,136,096
Issued as reinvestment of dividends	16,040	178,364	-	-
Redeemed	(33,397)	(386,877)	(52,672)	(527,088)

Net increase (decrease)	11,415	$127,434	60,862	$609,008

MSCI EAFE International Index Fund Class I
Sold	965,743	$13,463,370	4,392,389	$51,591,817
Issued as reinvestment of dividends	139,700	1,825,879	551,030	6,099,905
Redeemed	(422,515)	(5,661,302)	(9,772,537)	(120,325,423)

Net increase (decrease)	682,928	$9,627,947	(4,829,118)	$(62,633,701)

MSCI EAFE International Index Fund Class R5
Sold	173,097	$2,350,995	860,697	$10,236,962
Issued as reinvestment of dividends	45,672	596,929	192,795	2,134,245
Redeemed	(145,964)	(1,969,402)	(2,690,664)	(31,152,449)

Net increase (decrease)	72,805	$978,522	(1,637,172)	$(18,781,242)

MSCI EAFE International Index Fund Service Class
Sold	219,243	$2,941,618	853,576	$10,130,880
Issued as reinvestment of dividends	86,725	1,130,032	105,317	1,162,704
Redeemed	(870,191)	(11,756,269)	(470,940)	(5,679,058)

Net increase (decrease)	(564,223)	$(7,684,619)	487,953	$5,614,526

MSCI EAFE International Index Fund Administrative Class
Sold	331,931	$4,467,137	873,602	$10,429,444
Issued as reinvestment of dividends	143,342	1,866,307	242,901	2,679,200
Redeemed	(806,636)	(10,685,056)	(1,115,235)	(13,454,437)

Net increase (decrease)	(331,363)	$(4,351,612)	1,268	$(345,793)

MSCI EAFE International Index Fund Class A
Sold	155,740	$2,093,810	451,592	$5,370,094
Issued as reinvestment of dividends	59,018	767,230	80,520	887,334
Redeemed	(82,029)	(1,090,953)	(281,644)	(3,328,404)

Net increase (decrease)	132,729	$1,770,087	250,468	$2,929,024

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Class R4
Sold	522,961	$6,973,102	1,906,569	$22,523,975
Issued as reinvestment of dividends	141,092	1,824,319	174,314	1,910,479
Redeemed	(460,980)	(6,134,418)	(841,005)	(10,409,120)

Net increase (decrease)	203,073	$2,663,003	1,239,878	$14,025,334

MSCI EAFE International Index Fund Class R3
Sold	394,887	$5,225,857	1,208,317	$14,442,072
Issued as reinvestment of dividends	126,420	1,630,816	159,862	1,748,890
Redeemed	(257,572)	(3,430,648)	(339,251)	(4,119,103)

Net increase (decrease)	263,735	$3,426,025	1,028,928	$12,071,859

Overseas Fund Class I
Sold	4,490,057	$43,997,056	14,153,374	$117,949,077
Issued as reinvestment of dividends	626,088	5,991,661	914,295	7,122,357
Redeemed	(5,731,141)	(56,108,207)	(23,590,927)	(200,560,452)

Net increase (decrease)	(614,996)	$(6,119,490)	(8,523,258)	$(75,489,018)

Overseas Fund Class R5
Sold	736,116	$7,275,737	1,871,836	$16,207,883
Issued as reinvestment of dividends	298,765	2,868,140	367,452	2,873,471
Redeemed	(1,400,810)	(13,802,937)	(3,796,795)	(31,579,636)

Net increase (decrease)	(365,929)	$(3,659,060)	(1,557,507)	$(12,498,282)

Overseas Fund Service Class
Sold	273,478	$2,696,424	959,756	$7,951,988
Issued as reinvestment of dividends	84,945	811,229	175,384	1,364,491
Redeemed	(482,047)	(4,724,526)	(5,302,536)	(42,563,437)

Net increase (decrease)	(123,624)	$(1,216,873)	(4,167,396)	$(33,246,958)

Overseas Fund Administrative Class
Sold	227,761	$2,250,978	903,987	$7,689,347
Issued as reinvestment of dividends	67,313	648,222	91,828	720,851
Redeemed	(815,080)	(8,058,812)	(1,491,920)	(13,061,432)

Net increase (decrease)	(520,006)	$(5,159,612)	(496,105)	$(4,651,234)

Overseas Fund Class A
Sold	435,793	$4,169,939	643,399	$5,356,817
Issued as reinvestment of dividends	76,040	717,822	122,424	941,444
Redeemed	(501,748)	(4,878,874)	(3,144,933)	(26,401,558)

Net increase (decrease)	10,085	$8,887	(2,379,110)	$(20,103,297)

Overseas Fund Class R4
Sold	512,030	$4,844,654	422,555	$3,391,851
Issued as reinvestment of dividends	19,598	181,675	15,304	115,855
Redeemed	(153,543)	(1,460,666)	(473,359)	(3,881,001)

Net increase (decrease)	378,085	$3,565,663	(35,500)	$(373,295)

Overseas Fund Class R3
Sold	130,514	$1,266,514	170,442	$1,457,945
Issued as reinvestment of dividends	4,616	43,251	4,284	32,726
Redeemed	(72,949)	(691,849)	(75,157)	(629,277)

Net increase (decrease)	62,181	$617,916	99,569	$861,394

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM Select T. Rowe Price International Equity Fund Class I*
Sold	65,750,548	$677,549,898	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,286,841)	(13,124,006)	-	-

Net increase (decrease)	64,463,707	$664,425,892	-	$-

*	Fund commenced operations on February 9, 2018.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31 2018, no amounts have been retained by the distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2018, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$931,538,444	$11,715,958	$(14,367,454)	$(2,651,496)
Strategic Bond Fund	620,502,737	8,439,067	(10,295,395)	(1,856,328)
Diversified Value Fund	409,481,637	40,479,053	(9,834,963)	30,644,090
Fundamental Value Fund	947,227,661	260,223,363	(34,916,510)	225,306,853
S&P 500 Index Fund	2,029,764,799	1,371,768,195	(62,014,833)	1,309,753,362
Equity Opportunities Fund	595,158,641	71,542,006	(11,138,328)	60,403,678
Fundamental Growth Fund	123,031,687	34,329,296	(1,348,117)	32,981,179
Blue Chip Growth Fund	1,710,015,573	864,213,694	(26,590,241)	837,623,453
Growth Opportunities Fund	522,699,426	262,538,605	(12,869,200)	249,669,405
Mid-Cap Value Fund	83,539,841	8,234,156	(4,116,522)	4,117,634
Small Cap Value Equity Fund	94,626,406	27,806,676	(4,477,362)	23,329,314
Small Company Value Fund	209,562,395	39,850,388	(7,170,599)	32,679,789
S&P Mid Cap Index Fund	442,589,793	83,769,799	(24,595,568)	59,174,231
Russell 2000 Small Cap Index Fund	282,754,282	65,254,881	(20,684,035)	44,570,846
Mid Cap Growth Fund	5,550,633,126	1,295,047,646	(140,141,361)	1,154,906,285
Small Cap Growth Equity Fund	498,346,118	120,917,679	(13,865,784)	107,051,895
MSCI EAFE International Index Fund	203,377,650	35,565,311	(7,038,537)	28,526,774
Overseas Fund	543,396,301	93,821,412	(18,701,560)	75,119,852
MM Select T. Rowe Price International Equity Fund	662,171,859	9,554,283	(23,871,204)	(14,316,921)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be

Notes to Financial Statements (Unaudited) (Continued)

carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2017, for federal income tax purposes, there were no unused capital losses.

At September 30, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Total Return Bond Fund	$9,386,491	$936,987

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2017, post-October capital losses:

Post-October Loss
Strategic Bond Fund	$477,980

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2017, late year ordinary losses:

Amount
Growth Opportunities Fund	$2,299,351
Small Cap Growth Equity Fund	745,905

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Total Return Bond Fund	$35,836,019	$7,729,193	$-
Strategic Bond Fund	8,131,516	-	-
Diversified Value Fund	7,672,128	14,168,894	-
Fundamental Value Fund	23,816,015	94,021,373	-
S&P 500 Index Fund	72,088,668	146,554,593	-
Equity Opportunities Fund	14,051,492	8,245,802	-
Fundamental Growth Fund	1,001,849	13,148,193	-
Blue Chip Growth Fund	6,633,294	62,064,184	-
Growth Opportunities Fund	-	62,950,966	-
Mid-Cap Value Fund	4,045,028	-	-
Small Cap Value Equity Fund	1,466,472	10,007,111	-
Small Company Value Fund	3,554,644	1,313,919	-
S&P Mid Cap Index Fund	4,990,386	26,812,316	-
Russell 2000 Small Cap Index Fund	4,800,550	15,354,762	-
Mid Cap Growth Fund	3,423,772	156,527,626	-
Small Cap Growth Equity Fund	-	-	-
MSCI EAFE International Index Fund	12,208,403	4,414,354	-
Overseas Fund	13,171,210	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2017:

Amount
MSCI EAFE International Index Fund	$448,373
Overseas Fund	1,170,220

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2017, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, hybrid income accruals, partnership basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$16,310,489	$(10,323,478)	$(220,980)	$(1,083,042)
Strategic Bond Fund	7,966,435	33,128	(530,201)	6,800,582
Diversified Value Fund	6,585,511	63,156,074	(80,108)	30,232,259
Fundamental Value Fund	19,313,821	88,124,401	(270,633)	319,507,564
S&P 500 Index Fund	48,901,292	546,584,457	(588,607)	1,341,820,915
Equity Opportunities Fund	73,012,922	134,878,272	(166,299)	47,140,007
Fundamental Growth Fund	1,339,392	8,135,906	(20,535)	25,740,785
Blue Chip Growth Fund	4,006,781	81,009,178	(244,999)	662,592,192
Growth Opportunities Fund	-	97,804,384	(2,439,365)	225,665,462
Mid-Cap Value Fund	6,848,341	4,888,698	(28,841)	7,753,290
Small Cap Value Equity Fund	1,130,990	19,187,493	(29,269)	43,782,957
Small Company Value Fund	8,222,378	31,374,694	(102,381)	43,351,176
S&P Mid Cap Index Fund	6,078,370	20,983,480	(30,399)	43,308,711
Russell 2000 Small Cap Index Fund	6,694,601	19,435,536	(23,823)	34,107,128
Mid Cap Growth Fund	24,390,313	281,688,166	(435,056)	997,664,641
Small Cap Growth Equity Fund	-	22,793,703	(898,947)	86,515,941
MSCI EAFE International Index Fund	6,945,952	2,096,221	(32,268)	21,643,456
Overseas Fund	11,262,015	-	(147,609)	86,868,710

The Funds did not have any unrecognized tax benefits at March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into

Notes to Financial Statements (Unaudited) (Continued)

contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Acquisition of MassMutual Select Large Cap Value Fund

Effective January 29, 2018, the MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”) reorganized into the Diversified Value Fund. Under the terms of the Agreement and Plan of Reorganization, the Large Cap Value Fund’s assets and liabilities were transferred to the Diversified Value Fund in return for shares of the Diversified Value Fund. The acquisition was accomplished by a tax-free exchange of 8,731,749 Class I shares, 10,580,265 Class R5 shares, 309,967 Service Class shares, 1,663,638 Administrative Class shares, 2,986,826 Class A shares, 74,728 Class R4 shares, and 7,207 Class R3 shares of the Large Cap Value, valued at $207,740,451 in total, for 5,418,748 Class I shares, 6,568,499 Class R5 shares, 193,597 Service Class shares, 1,023,209 Administrative Class shares, 1,848,961 Class A shares, 46,275 Class R4 shares, and 4,375 Class R3 shares of the Diversified Value Fund. The investment portfolio of the Large Cap Value Fund, with a value of $200,826,438 in investments and a cost basis of $150,926,113 at January 26, 2018, was the principal asset acquired by the Diversified Value Fund. For financial reporting purposes, assets received and shares issued by the Diversified Value Fund were recorded at fair value; however, the cost basis of the investments received from the Large Cap Value Fund was carried forward to align ongoing reporting of the Diversified Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for federal income tax purposes. Immediately prior to the acquisition, the Diversified Value Fund’s net assets were $268,324,843.

Assuming the acquisition had been completed on October 1, 2017, the beginning of the semiannual reporting period of the Diversified Value Fund, Diversified Value Fund’s pro forma results of operations for the six-month period ended March 31, 2018, would have been as follows:

Net investment income	$3,610,666	*
Net realized gain (loss) and change in unrealized appreciation (depreciation)	$13,625,426	**
Net increase (decrease) in net assets resulting from operations	$17,236,092

*	$2,733,056 as reported, plus $900,457 of the Large Cap Value Fund pre-merger, minus $22,847 of pro-forma eliminated expenses.
**	$40,678,130 as reported, minus $27,052,704 of the Large Cap Value Fund pre-merger.

Because both the Diversified Value Fund and the Large Cap Value Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Large Cap Value Fund that have been included in the Diversified Value Fund’s Statement of Operations since January 29, 2018.

See Note 5, Capital Share Transactions, for the changes in shares outstanding for the Diversified Value Fund during the period.

9.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

Notes to Financial Statements (Unaudited) (Continued)

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is, or will be, available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in September 2017, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved the advisory agreement (“New Fund Advisory Agreement”) for the MM Select T. Rowe Price International Equity Fund, (the “New Fund”), and the subadvisory agreement (“New Fund Subadvisory Agreement”) for the New Fund with T. Rowe Price Associates, Inc. (“T. Rowe Price”), and the delegation agreement (sub-subadvisory agreement) between T. Rowe Price and T. Rowe Price International Ltd (“T. Rowe Price International”) for the New Fund (“New Fund Delegation Agreement”) (together, the “New Fund Agreements”), subject to approval by the shareholders of the New Fund of the New Fund Agreements. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Fund Agreements (the “September Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the New Fund Advisory Agreement, the Independent Trustees considered the September Materials and information discussed with representatives of MML Advisers at the meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the New Fund. In reviewing the New Fund Advisory Agreement, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Fund, including (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the ability of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Fund; (iii) MML Advisers’ ability to provide investment oversight, administrative, and shareholder services to the New Fund; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the New Fund and the needs of the New Fund for administrative and shareholder services.

The Independent Trustees also reviewed and considered information included in the September Materials or discussed at the meeting concerning the possible economies of scale and potential profitability of MML Advisers’ advisory relationship with the New Fund. The discussions and consideration included the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the New Fund and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the New Fund, and benefits accruing to the subadviser due to so-called “soft-dollar arrangements.”

In reviewing the New Fund Subadvisory Agreement, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) T. Rowe Price and its personnel with responsibilities for providing services to the New Fund; (ii) the terms of the New Fund Subadvisory Agreement; (iii) the scope and quality of services that T. Rowe Price will provide under the New Fund Subadvisory Agreement; (iv) the historical investment performance track record of T. Rowe Price; and (v) the fees payable to T. Rowe Price by MML Advisers for the New Fund and the effect of such fees on the profitability to MML Advisers. In addition, the Independent Trustees discussed with MML Advisers and considered information about the New Fund Delegation Agreement.

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the New Fund Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Fund Agreements, including the anticipated level of MML Advisers’ oversight of the New Fund and the subadvisory process; (ii) MML Advisers’ projected levels of profitability from its relationship to the New Fund was not excessive and the advisory and subadvisory fee amounts under the New Fund Advisory Agreement and New Fund Subadvisory Agreement, respectively, and the New Fund’s total expenses were fair and reasonable; (iii) the investment process, research capability, and philosophy of T. Rowe Price appeared well suited to the New Fund given its investment objective and policies; and (iv) the terms of the New Fund Agreements were fair and reasonable with respect to the New Fund and were in the best interest of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve each New Fund Agreement.

Each of the New Fund Agreements became effective on January 10, 2018.

At their meeting in November 2017, the Trustees, including the Independent Trustees, reviewed and approved a proposal to make changes to the existing subadvisory agreement between MML Advisers and Jackson Square Partners, LLC (“Jackson Square”) for the Growth Opportunities Fund in order to add a breakpoint to the subadvisory fee. In arriving at their decision, the Trustees discussed the fees payable to Jackson Square on behalf of the Growth Opportunities Fund by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreement (the “Amended Agreement”) are not excessive and the subadvisory fee amounts under the Amended Agreement are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Prior to the votes being taken to approve the Amended Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of the contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Agreement became effective on December 1, 2017.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2018:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.35%	$990.20	$1.72	$1,022.90	$1.75
Class R5	1,000	0.45%	989.90	2.21	1,022.40	2.24
Service Class	1,000	0.55%	989.30	2.70	1,021.90	2.74
Administrative Class	1,000	0.65%	989.00	3.19	1,021.50	3.24
Class A	1,000	0.90%	988.00	4.41	1,020.20	4.48
Class R4	1,000	0.80%	988.90	3.92	1,020.70	3.99
Class R3	1,000	1.05%	987.00	5.14	1,019.50	5.23
Strategic Bond Fund
Class I	1,000	0.47%	987.50	2.30	1,022.30	2.34
Class R5	1,000	0.57%	986.50	2.79	1,021.80	2.84
Service Class	1,000	0.67%	987.60	3.28	1,021.40	3.34
Administrative Class	1,000	0.77%	985.80	3.77	1,020.90	3.84
Class A	1,000	1.02%	985.10	4.99	1,019.60	5.08
Class R4	1,000	0.92%	984.80	4.50	1,020.10	4.58
Class R3	1,000	1.17%	984.40	5.72	1,018.90	5.82

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class I	$1,000	0.58%	$1,051.00	$2.93	$1,021.80	$2.89
Class R5	1,000	0.68%	1,049.70	3.44	1,021.30	3.39
Service Class	1,000	0.78%	1,049.80	3.94	1,020.80	3.89
Administrative Class	1,000	0.88%	1,049.10	4.45	1,020.30	4.38
Class A	1,000	1.13%	1,047.70	5.71	1,019.10	5.63
Class R4	1,000	1.03%	1,048.70	5.20	1,019.60	5.13
Class R3	1,000	1.28%	1,048.00	6.46	1,018.30	6.37
Fundamental Value Fund
Class I	1,000	0.63%	1,026.40	3.15	1,021.60	3.14
Class R5	1,000	0.73%	1,025.10	3.65	1,021.10	3.64
Service Class	1,000	0.83%	1,025.50	4.15	1,020.60	4.14
Administrative Class	1,000	0.93%	1,024.40	4.64	1,020.10	4.63
Class A	1,000	1.18%	1,022.90	5.89	1,018.80	5.87
Class R4	1,000	1.08%	1,024.10	5.39	1,019.30	5.38
Class R3	1,000	1.33%	1,022.80	6.63	1,018.10	6.62
S&P 500 Index Fund
Class I	1,000	0.12%	1,058.10	0.61	1,024.10	0.60
Class R5	1,000	0.22%	1,057.30	1.12	1,023.60	1.10
Service Class	1,000	0.37%	1,056.50	1.88	1,022.80	1.85
Administrative Class	1,000	0.47%	1,056.00	2.38	1,022.30	2.34
Class A	1,000	0.72%	1,054.30	3.65	1,021.10	3.59
Class R4	1,000	0.62%	1,055.20	3.14	1,021.60	3.09
Class R3	1,000	0.87%	1,054.20	4.41	1,020.40	4.33
Equity Opportunities Fund
Class I	1,000	0.74%	1,054.40	3.75	1,021.00	3.69
Class R5	1,000	0.84%	1,054.10	4.25	1,020.50	4.18
Service Class	1,000	0.94%	1,053.60	4.76	1,020.00	4.68
Administrative Class	1,000	1.04%	1,053.30	5.27	1,019.50	5.18
Class A	1,000	1.29%	1,052.00	6.53	1,018.30	6.42
Class R4	1,000	1.19%	1,052.00	6.02	1,018.80	5.92
Class R3	1,000	1.44%	1,051.10	7.28	1,017.60	7.16
Fundamental Growth Fund
Class I	1,000	0.70%	1,089.30	3.61	1,021.20	3.49
Class R5	1,000	0.80%	1,088.10	4.12	1,020.70	3.99
Service Class	1,000	0.90%	1,087.70	4.63	1,020.20	4.48
Administrative Class	1,000	1.00%	1,088.90	5.15	1,019.70	4.98
Class A	1,000	1.25%	1,086.20	6.43	1,018.50	6.22
Class R4	1,000	1.15%	1,087.50	5.92	1,019.00	5.73
Class R3	1,000	1.40%	1,086.10	7.20	1,017.80	6.97
Blue Chip Growth Fund
Class I	1,000	0.64%	1,107.00	3.33	1,021.50	3.19
Class R5	1,000	0.74%	1,106.20	3.84	1,021.00	3.69
Service Class	1,000	0.84%	1,106.20	4.36	1,020.50	4.18
Administrative Class	1,000	0.94%	1,105.50	4.88	1,020.00	4.68
Class A	1,000	1.19%	1,103.80	6.17	1,018.80	5.92
Class R4	1,000	1.09%	1,105.00	5.66	1,019.30	5.43
Class R3	1,000	1.34%	1,103.20	6.95	1,018.00	6.67

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Growth Opportunities Fund
Class I	$1,000	0.74%	$1,094.90	$3.82	$1,021.00	$3.69
Class R5	1,000	0.84%	1,095.00	4.34	1,020.50	4.18
Service Class	1,000	0.94%	1,094.70	4.86	1,020.00	4.68
Administrative Class	1,000	1.04%	1,094.20	5.37	1,019.50	5.18
Class A	1,000	1.29%	1,092.50	6.66	1,018.30	6.42
Class R4	1,000	1.19%	1,093.20	6.14	1,018.80	5.92
Class R3	1,000	1.44%	1,092.10	7.43	1,017.60	7.16
Mid-Cap Value Fund
Class I	1,000	0.80%	1,029.80	4.00	1,020.70	3.99
Class R5	1,000	0.90%	1,029.80	4.50	1,020.20	4.48
Service Class	1,000	1.00%	1,029.00	5.00	1,019.70	4.98
Administrative Class	1,000	1.10%	1,028.70	5.50	1,019.20	5.48
Class A	1,000	1.35%	1,027.60	6.75	1,018.00	6.72
Class R4	1,000	1.25%	1,028.00	6.25	1,018.50	6.22
Class R3	1,000	1.50%	1,027.00	7.50	1,017.30	7.46
Small Cap Value Equity Fund
Class I	1,000	0.80%	1,014.50	3.97	1,020.70	3.99
Class R5	1,000	0.90%	1,013.40	4.47	1,020.20	4.48
Service Class	1,000	1.00%	1,013.00	4.96	1,019.70	4.98
Administrative Class	1,000	1.10%	1,012.30	5.46	1,019.20	5.48
Class A	1,000	1.35%	1,011.10	6.69	1,018.00	6.72
Class R4	1,000	1.25%	1,011.50	6.20	1,018.50	6.22
Class R3	1,000	1.50%	1,010.40	7.44	1,017.30	7.46
Small Company Value Fund
Class I	1,000	0.93%	1,003.40	4.59	1,020.10	4.63
Class R5	1,000	1.03%	1,003.80	5.09	1,019.60	5.13
Service Class	1,000	1.13%	1,003.30	5.58	1,019.10	5.63
Administrative Class	1,000	1.23%	1,002.60	6.07	1,018.60	6.12
Class A	1,000	1.48%	1,000.80	7.30	1,017.40	7.36
Class R4	1,000	1.38%	1,001.90	6.81	1,017.90	6.87
Class R3	1,000	1.63%	1,000.10	8.04	1,016.60	8.11
S&P Mid Cap Index Fund
Class I	1,000	0.16%	1,054.00	0.81	1,023.90	0.80
Class R5	1,000	0.26%	1,053.00	1.32	1,023.40	1.30
Service Class	1,000	0.41%	1,052.50	2.07	1,022.60	2.04
Administrative Class	1,000	0.51%	1,051.50	2.58	1,022.10	2.54
Class A	1,000	0.76%	1,050.80	3.84	1,020.90	3.79
Class R4	1,000	0.66%	1,051.20	3.34	1,021.40	3.29
Class R3	1,000	0.91%	1,049.50	4.60	1,020.20	4.53
Russell 2000 Small Cap Index Fund
Class I	1,000	0.20%	1,032.00	1.00	1,023.70	1.00
Class R5	1,000	0.30%	1,031.80	1.50	1,023.20	1.50
Service Class	1,000	0.45%	1,030.50	2.25	1,022.40	2.24
Administrative Class	1,000	0.55%	1,030.90	2.75	1,021.90	2.74
Class A	1,000	0.80%	1,029.20	4.00	1,020.70	3.99
Class R4	1,000	0.70%	1,029.50	3.50	1,021.20	3.49
Class R3	1,000	0.95%	1,028.50	4.75	1,020.00	4.73

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Fund
Class I	$1,000	0.71%	$1,081.10	$3.64	$1,021.20	$3.54
Class R5	1,000	0.81%	1,080.40	4.16	1,020.70	4.04
Service Class	1,000	0.91%	1,079.70	4.67	1,020.20	4.53
Administrative Class	1,000	1.01%	1,079.50	5.18	1,019.70	5.03
Class A	1,000	1.26%	1,077.80	6.46	1,018.40	6.27
Class R4	1,000	1.16%	1,078.50	5.95	1,018.90	5.77
Class R3	1,000	1.41%	1,077.20	7.22	1,017.70	7.01
Small Cap Growth Equity Fund
Class I	1,000	0.86%	1,094.50	4.44	1,020.40	4.28
Class R5	1,000	0.96%	1,094.20	4.96	1,019.90	4.78
Service Class	1,000	1.06%	1,093.40	5.47	1,019.40	5.28
Administrative Class	1,000	1.16%	1,093.00	5.99	1,018.90	5.77
Class A	1,000	1.41%	1,091.70	7.27	1,017.70	7.01
Class R4	1,000	1.31%	1,092.80	6.76	1,018.20	6.52
Class R3	1,000	1.56%	1,091.30	8.04	1,017.00	7.76
MSCI EAFE International Index Fund
Class I	1,000	0.25%	1,028.80	1.25	1,023.40	1.25
Class R5	1,000	0.35%	1,028.50	1.75	1,022.90	1.75
Service Class	1,000	0.50%	1,027.40	2.50	1,022.20	2.49
Administrative Class	1,000	0.60%	1,027.00	3.00	1,021.70	2.99
Class A	1,000	0.85%	1,025.80	4.25	1,020.50	4.23
Class R4	1,000	0.75%	1,026.60	3.75	1,021.00	3.74
Class R3	1,000	1.00%	1,024.80	4.99	1,019.70	4.98
Overseas Fund
Class I	1,000	0.92%	1,015.70	4.57	1,020.10	4.58
Class R5	1,000	1.02%	1,014.70	5.07	1,019.60	5.08
Service Class	1,000	1.12%	1,014.80	5.56	1,019.10	5.58
Administrative Class	1,000	1.22%	1,014.60	6.06	1,018.60	6.07
Class A	1,000	1.47%	1,013.40	7.30	1,017.40	7.31
Class R4	1,000	1.37%	1,013.80	6.80	1,017.90	6.82
Class R3	1,000	1.62%	1,012.00	8.04	1,016.70	8.06
MM Select T. Rowe Price International Equity Fund**
Class I	1,000	0.67%	1,011.00	0.90	1,021.40	3.34

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.
**	Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the Fund on February 9, 2018 through March 31, 2018, multiplied by 49 days in the inception period divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended March 31, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44651-00

MassMutual

Semiannual Report

MassMutual Select BlackRock Global Allocation Fund

March 31, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

March 31, 2018

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report, covering the six months ended March 31, 2018.

Market Highlights

•	During the period, U.S. stocks enjoyed moderately positive performance, while encountering increased volatility.

•	Economic data throughout the period pointed to a synchronized global growth environment.

•	Foreign stocks in developed markets trailed U.S. stock returns for the period, while foreign stocks in emerging markets beat domestic broad market indexes.

•	U.S. bonds continued to face headwinds, as the Federal Reserve Board (the “Fed”) increased short-term rates and had a change in leadership.

Market Commentary

For the six-month period, beginning October 1, 2017, equity investors enjoyed moderately positive returns. U.S. stocks continued to rise sharply at the start of the period, but encountered increased volatility toward the end of the first quarter of 2018. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the quarter ended March 31, 2018, after hitting record highs in January.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times!

Several factors contributed to this market volatility. While global economic data provided investors with some confidence in a synchronized global growth environment, wage growth in the U.S. triggered the first major sell-off in domestic markets, as investors sought to balance the likelihood of continued growth against the Fed’s intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Political turbulence also contributed, as investors tried to make sense of reduced taxes, increasing federal debt limits, and tariffs imposed by the Trump administration. Lastly, scrutiny concerning revelations about how social media companies use data, and in particular, how Facebook had allowed customer data to be mined undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs.

As a result, the broad market S&P 500 delivered only a modest 4.60% return for the period. The technology-heavy NASDAQ Composite Index managed to grow 8.03%, even with the late period sell-offs. Headlines followed the skyrocketing Dow through the six months, as it peaked to record

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

heights and then dropped – ultimately providing a 7.04% return for the period. Small- and mid-cap stocks underperformed their larger peers and growth stocks widely outperformed their value peers during the period.

The market sell-offs during the last months of the period affected all sectors broadly. The information technology and consumer discretionary sectors held onto earlier gains and managed to end the period with positive returns. The financials and industrials sectors also delivered modest positive returns. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and utilities lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, returning a modest 1.42% gain for the six months. Though developed markets participated in the synchronized global growth environment noted above, they lagged under the weight of sell-offs in the U.S. markets. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a 7.49% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes and a change in leadership. Meeting for the first time under new Chairman, Jerome Powell, the Federal Open Market Committee raised the target range for the federal funds rate by a quarter point to 1.50-1.75% during its March 2018 meeting. While this was in line with market expectations, it was also the second hike during the reporting period – totaling four hikes in one year. They also projected a steeper path of increases in 2019 and 2020 as economic outlooks continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields spiked, with the 10-year U.S. Treasury bond ending the period at 2.74% after surging as high as 2.93%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.46%. Investment-grade and high-yield corporate bonds fared no better in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period down 4.05%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, but still ended the period down 0.86%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/18

U.S. Treasury Note 2.625% 2/28/23	4.8%
U.S. Treasury Note 2.750% 2/15/28	3.2%
U.S. Treasury Note 2.375% 1/31/23	2.5%
SPDR Gold Shares	2.4%
Apple, Inc.	2.2%
U.S. Treasury Note 2.750% 2/28/25	2.1%
Microsoft Corp.	1.9%
U.S. Treasury Note 2.625% 3/31/25	1.6%
Amazon.com, Inc.	1.2%
U.S. Treasury Note 2.500% 1/31/25	1.2%

23.1%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Equities	56.8%
Bonds & Notes	28.5%
Mutual Funds	3.6%
Purchased Options	0.3%
Warrants	0.0%
Rights	0.0%

Total Long-Term Investments	89.2%
Short-Term Investments and Other Assets and Liabilities	10.8%

Net Assets	100.0%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.8%

COMMON STOCK — 54.9%
Australia — 0.0%
The AGL Energy Ltd.	269	$4,507
BHP Billiton Ltd.	362	8,008
National Australia Bank Ltd.	243	5,347
Rio Tinto Ltd.	193	10,848
Stockland	1,330	4,125
Telstra Corp. Ltd.	911	2,210
Wesfarmers Ltd.	105	3,369
Woodside Petroleum Ltd.	205	4,631
Woolworths Ltd.	464	9,404

		52,449

Belgium — 0.5%
Anheuser-Busch InBev SA/NV	24,596	2,703,163
KBC Group NV	4	349

		2,703,512

Bermuda — 0.1%
Brilliance China Automotive Holdings Ltd.	204,000	429,073
CK Infrastructure Holdings Ltd.	21,000	172,599
Jardine Matheson Holdings Ltd.	4,300	265,240

		866,912

Brazil — 0.3%
Azul SA (a)	50,502	1,754,944
Banco do Brasil SA	635	7,892
Banco Santander Brasil SA	369	4,461
JBS SA	1,806	5,115
Vale SA	809	10,343

		1,782,755

Canada — 0.4%
The Bank of Nova Scotia	233	14,352
Barrick Gold Corp.	275	3,426
Canadian National Railway Co.	10	731
Canadian Natural Resources Ltd.	73	2,295
Encana Corp.	194,764	2,142,404
Magna International, Inc.	212	11,941
Manulife Financial Corp.	434	8,058
Platinum Group Metals Ltd. (a)	107,503	31,574
Platinum Group Metals Ltd. (a)	15,842	4,611
Royal Bank of Canada	373	28,813
Suncor Energy, Inc.	272	9,393
Teck Resources Ltd.	327	8,421
Thomson Reuters Corp.	94	3,633
The Toronto-Dominion Bank	37	2,100

		2,271,752

	Number of Shares	Value
Cayman Islands — 0.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	18,381	$3,373,649
Country Garden Holdings Co. Ltd.	3,000	6,265
Longfor Properties Co. Ltd.	1,000	3,088
New Oriental Education & Technology Group, Inc. Sponsored ADR	142	12,446
Sands China Ltd.	800	4,344
Tencent Holdings Ltd.	100	5,323
Want Want China Holdings Ltd.	227,000	183,791
WH Group Ltd. (b)	8,500	9,137
Wharf Real Estate Investment Co. Ltd. (a)	28,000	183,306

		3,781,349

China — 0.0%
Agricultural Bank of China Ltd. Class H	16,000	9,201
Bank of China Ltd. Class H	17,000	9,239
Bank of Communications Co. Ltd. Class H	4,000	3,160
China Construction Bank Corp. Class H	13,000	13,508
China Telecom Corp. Ltd. Class H	8,000	3,548
Dongfeng Motor Group Co. Ltd. Class H	6,000	7,001
Guangzhou Automobile Group Co. Ltd.	2,000	3,715
Industrial & Commercial Bank of China Ltd. Class H	12,000	10,406

		59,778

Czech Republic — 0.0%
CEZ AS	11,072	276,269

Denmark — 0.0%
AP Moeller — Maersk A/S Class B	1	1,559
Carlsberg A/S Class B	2	239
Danske Bank A/S	371	13,865

		15,663

Finland — 0.2%
Nokia OYJ	161,010	890,007

France — 2.0%
AXA SA	47,900	1,275,191
BNP Paribas SA	181	13,420
Cie de Saint-Gobain	377	19,914
Credit Agricole SA	246	4,003
Danone SA	55,010	4,455,507
Dassault Aviation SA	655	1,251,750
Eiffage SA	1,053	119,953
Engie	299	4,995

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Safran SA	19,002	$2,013,662
Sanofi	12,046	967,959
Societe Generale SA	143	7,780
Thales SA	33	4,021
TOTAL SA	389	22,108
TOTAL SA Sponsored ADR	959	55,325
Unibail-Rodamco SE	6,585	1,507,352

		11,722,940

Germany — 1.0%
adidas AG	6	1,453
Allianz SE	60	13,560
BASF SE	89	9,045
Bayer AG	38,752	4,381,808
Deutsche Post AG	359	15,699
GEA Group AG	14,941	635,616
Innogy SE (b)	20,499	969,688
Muenchener Rueckversicherungs AG Registered	7	1,628
SAP SE	281	29,405

		6,057,902

Hong Kong — 0.7%
China Mobile Ltd.	2,000	18,299
China Resources Power Holdings Co. Ltd.	4,000	7,355
CLP Holdings Ltd.	24,500	250,448
CNOOC Ltd.	10,000	14,757
Galaxy Entertainment Group Ltd.	1,000	9,167
Hang Lung Properties Ltd.	66,000	154,872
HKT Trust & HKT Ltd.	117,000	147,265
Hong Kong Exchanges & Clearing Ltd.	200	6,574
I-CABLE Communications Ltd. (a)	22,228	568
Link REIT	27,000	231,562
Power Assets Holdings Ltd.	19,000	170,124
Sino Land Co. Ltd.	82,000	133,434
Sun Hung Kai Properties Ltd.	171,250	2,727,993
Swire Pacific Ltd. Class A	18,500	187,707
The Wharf Holdings Ltd.	34,000	117,783

		4,177,908

India — 1.2%
Aurobindo Pharma Ltd.	476	4,122
Coal India Ltd.	44,437	192,407
GAIL India Ltd.	672	3,424
Gail India Ltd. (c)	179	907
HCL Technologies Ltd.	288	4,298
Hero MotoCorp Ltd.	4,630	252,001
Hindustan Petroleum Corp. Ltd.	1,417	7,515
Hindustan Unilever Ltd.	574	11,828
Housing Development Finance Corp. Ltd.	45,056	1,264,048

	Number of Shares	Value
Indian Oil Corp. Ltd.	730	$2,002
Kotak Mahindra Bank Ltd.	69,517	1,132,321
Maruti Suzuki India Ltd.	6,312	861,606
Oil & Natural Gas Corp. Ltd.	58,534	160,183
Reliance Industries Ltd.	184,672	2,508,024
SBI Life Insurance Co. Ltd. (a) (b)	6,799	71,346
State Bank of India	139,883	537,814
Tata Motors Ltd. (a)	598	1,694
Tata Motors Ltd. (a)	126	641
Vedanta Ltd.	782	3,373
Yes Bank Ltd.	70,798	337,191

		7,356,745

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	878,525	511,067

Ireland — 0.1%
Accenture PLC Class A	748	114,818
Allergan PLC	6	1,010
Eaton Corp. PLC	79	6,313
Ingersoll-Rand PLC	119	10,175
Medtronic PLC	2,285	183,303

		315,619

Israel — 0.0%
Check Point Software Technologies Ltd. (a)	109	10,828

Italy — 1.1%
Atlantia SpA	36	1,116
Ei Towers SpA	17,869	1,003,973
Enel SpA	247,429	1,516,037
Intesa Sanpaolo	629	2,294
Luxottica Group SpA	24,911	1,550,265
RAI Way SpA (b)	122,341	678,426
Snam SpA	19,814	91,144
Telecom Italia SpA (a)	1,133,800	1,079,731
Telecom Italia SpA (a)	524,075	495,081
Telecom Italia SpA- RSP	39,151	32,702
UniCredit SpA (a)	228	4,784

		6,455,553

Japan — 9.1%
Aisin Seiki Co. Ltd.	13,240	724,920
Ajinomoto Co., Inc.	77,300	1,404,522
Alfresa Holdings Corp.	6,000	135,023
Alpine Electronics, Inc.	4,100	77,613
Asahi Glass Co. Ltd.	100	4,191
Asahi Kasei Corp.	76,100	1,013,028
Astellas Pharma, Inc.	173,850	2,669,760
Bridgestone Corp.	49,400	2,168,795
Canon Marketing Japan, Inc.	5,100	138,083
COMSYS Holdings Corp.	6,100	162,145
Dai-ichi Life Holdings, Inc.	100	1,857

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Daicel Corp.	22,300	$244,313
Daikin Industries Ltd.	7,800	866,214
Daiwa House Industry Co. Ltd.	100	3,849
Denso Corp.	32,370	1,777,970
Dowa Holdings Co. Ltd.	2,800	100,236
East Japan Railway Co.	32,553	3,037,697
Exedy Corp.	3,600	113,869
Fujitsu	4,000	24,243
GS Yuasa Corp.	24,000	130,000
Hino Motors Ltd.	10,400	135,740
Hitachi Chemical Co. Ltd.	22,600	503,075
Hitachi Ltd.	3,000	21,886
Hoya Corp.	40,020	2,026,756
Japan Airlines Co. Ltd.	69,300	2,819,444
Japan Aviation Electronics Industry Ltd.	7,000	99,597
Kajima Corp.	1,000	9,402
Kamigumi Co. Ltd.	5,500	123,235
Kao Corp.	100	7,540
KDDI Corp.	8,000	205,450
Keyence Corp.	500	312,968
Kinden Corp.	18,200	302,995
Kintetsu Group Holdings Co. Ltd.	100	3,923
Kirin Holdings Co. Ltd.	100	2,682
Koito Manufacturing Co. Ltd.	12,500	876,492
Komatsu Ltd.	40,800	1,370,488
Kubota Corp.	27,820	490,265
Kuraray Co. Ltd.	7,500	130,299
Kyudenko Corp.	3,000	147,334
Kyushu Railway Co.	21,100	658,139
Mabuchi Motor Co. Ltd.	4,300	213,302
Maeda Road Construction Co. Ltd.	7,000	141,010
Marubeni Corp.	1,000	7,281
Mazda Motor Corp.	300	4,007
Medipal Holdings Corp.	6,700	139,851
Mitsubishi Chemical Holding Corp.	200	1,942
Mitsubishi Electric Corp.	140,800	2,288,441
Mitsubishi Tanabe Pharma Corp.	200	4,046
Mitsubishi UFJ Financial Group, Inc.	1,000	6,637
MS&AD Insurance Group Holdings, Inc.	200	6,218
Murata Manufacturing Co. Ltd.	16,470	2,273,537
Nichias Corp.	8,000	102,826
Nippo Corp.	7,000	158,179
Nippon Telegraph & Telephone Corp.	4,140	192,322
Nippon Television Holdings, Inc.	13,600	238,486
Nitto Denko Corp.	14,600	1,106,894
Nomura Holdings, Inc.	200	1,164
Okumura Corp.	6,646	259,372
Olympus Corp.	200	7,666
Oracle Corp.	100	8,295
Otsuka Holdings Co. Ltd.	2,400	120,540

	Number of Shares	Value
Panasonic Corp.	500	$7,142
Rakuten, Inc.	500	4,132
Renesas Electronics Corp. (a)	41,800	421,620
Resona Holdings, Inc.	1,800	9,689
Rohm Co. Ltd.	16,860	1,604,116
Seino Holdings Co. Ltd.	7,900	146,091
Seven & i Holdings Co. Ltd.	2,000	85,810
Shimamura Co. Ltd.	1,000	124,299
Shin-Etsu Chemical Co. Ltd.	26,388	2,743,251
Shionogi & Co. Ltd.	400	20,876
Sony Corp.	300	14,610
Stanley Electric Co. Ltd.	3,500	131,962
Subaru Corp.	37,030	1,225,636
Sumitomo Electric Industries Ltd.	43,300	665,670
Sumitomo Mitsui Financial Group, Inc.	60,230	2,554,023
Suzuken Co. Ltd.	3,000	126,097
Suzuki Motor Corp.	53,837	2,922,549
Taisei Corp.	300	15,372
Toagosei Co. Ltd.	7,300	86,237
Toda Corp.	32,200	233,337
Toho Co. Ltd.	4,500	150,311
Tokio Marine Holdings, Inc.	28,275	1,287,821
Tokyo Gas Co. Ltd.	86,297	2,304,746
Tokyo Steel Manufacturing Co. Ltd.	20,900	169,129
Toray Industries, Inc.	82,000	778,808
Toshiba Corp. (a)	3,000	8,718
Toyota Industries Corp.	36,521	2,222,313
TV Asahi Holdings Corp.	10,000	220,495
Ube Industries Ltd.	30,460	893,467
Unicharm Corp.	200	5,800
West Japan Railway Co.	11,400	805,709
Yamato Kogyo Co. Ltd.	4,200	115,898

		54,433,788

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	474	55,809

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	13,400	30,777

Mexico — 0.0%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,472	3,556
Cemex SAB de CV (a)	21,573	14,318
Grupo Financiero Banorte SAB de CV Class O	811	4,941

		22,815

Netherlands — 1.5%
ABN AMRO Group NV CVA (b)	52,645	1,587,232
ING Groep NV	108,747	1,836,707
Koninklijke Ahold Delhaize NV	54	1,281

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke Philips NV	137,598	$5,287,895
LyondellBasell Industries NV Class A	27	2,853
Unilever NV	106	5,992

		8,721,960

Netherlands Antilles — 0.1%
Schlumberger Ltd.	12,891	835,079

Norway — 0.0%
DnB ASA	242	4,721
Telenor ASA	384	8,734

		13,455

Panama — 0.0%
Carnival Corp.	299	19,608

Poland — 0.0%
PGE Polska Grupa Energetyczna SA (a)	2,280	6,629
Polski Koncern Naftowy ORLEN SA	81	1,994

		8,623

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,775	105,318
NOS SGPS SA	78,384	463,015

		568,333

Republic of Korea — 0.6%
Amorepacific Corp.	1,948	564,590
Coway Co. Ltd.	2,153	178,247
Doosan Bobcat, Inc.	29,363	873,926
Hana Financial Group, Inc.	157	6,743
Industrial Bank Of Korea	438	6,437
KT&G Corp.	11,400	1,068,563
LG Chem Ltd.	859	314,591
LG Household & Health Care Ltd.	261	293,124
Lotte Chemical Corp.	4	1,635
POSCO	897	283,274
Samsung Electronics Co. Ltd.	11	25,634
Shinhan Financial Group Co. Ltd.	21	894
SK Hynix, Inc.	115	8,807
SK Innovation Co. Ltd.	22	4,359
SK Telecom Co. Ltd.	973	210,476
Woori Bank	252	3,415

		3,844,715

Singapore — 0.3%
Broadcom Ltd.	10	2,356
CapitaLand Ltd.	438,100	1,198,945
ComfortDelGro Corp. Ltd.	97,100	152,761
Genting Singapore PLC	20,600	17,072
Singapore Telecommunications Ltd.	96,800	249,536

		1,620,670

South Africa — 0.0%
Naspers Ltd.	21	5,144
Tiger Brands Ltd.	352	11,059

		16,203

	Number of Shares	Value
Spain — 0.3%
Aena SME SA (b)	53	$10,681
Amadeus IT Group SA	120	8,871
Banco Bilbao Vizcaya Argentaria SA	859	6,801
CaixaBank SA	1,334	6,362
Cellnex Telecom SA (b)	74,730	1,997,603
International Consolidated Airlines Group SA	679	5,876
Repsol SA	239	4,246
Telefonica SA	240	2,379

		2,042,819

Sweden — 0.0%
Sandvik AB	608	11,157
Skandinaviska Enskilda Banken AB Class A	710	7,444
Volvo AB Class B	1,029	18,787

		37,388

Switzerland — 1.4%
ABB Ltd. Registered	763	18,170
Chubb Ltd.	10,369	1,418,168
Nestle SA	45,483	3,600,725
Novartis AG	130	10,517
Roche Holding AG	80	18,349
SGS SA Registered	1	2,458
The Swatch Group AG Registered	98	8,220
Swiss Re Ltd.	41	4,175
UBS Group AG	182,159	3,207,490
Zurich Financial Services AG	11	3,610

		8,291,882

Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	136,000	244,130
Cheng Shin Rubber Industry Co. Ltd.	75,211	122,872
Chunghwa Telecom Co. Ltd.	321,000	1,232,396
CTBC Financial Holding Co. Ltd.	1,000	723
Far EasTone Telecommunications Co. Ltd.	195,000	516,538
Formosa Chemicals & Fibre Corp.	50,000	188,783
Formosa Petrochemical Corp.	36,000	148,325
Formosa Plastics Corp.	52,000	185,135
Fubon Financial Holding Co. Ltd.	151,000	262,113
Hon Hai Precision Industry Co. Ltd.	82,100	256,550
Nan Ya Plastics Corp.	66,000	186,708
Pegatron Corp.	4,000	10,048
Taiwan Mobile Co. Ltd.	165,000	618,909
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	288,967
Uni-President Enterprises Corp.	133,000	313,875

		4,576,072

Thailand — 0.2%
Advanced Info Service PCL	13,600	89,808
Advanced Info Service PCL	38,300	252,312

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Intouch Holdings PCL	130,100	$249,632
PTT Global Chemical PCL	9,400	28,591
PTT Global Chemical PCL	99,800	302,400
The Siam Cement PCL	2,700	42,720
The Siam Cement PCL NVDR	13,400	212,180
Thai Oil PCL	4,300	12,522
Thai Oil PCL	50,400	146,268

		1,336,433

Turkey — 0.0%
Akbank Turk AS	449	1,089
BIM Birlesik Magazalar AS	17	307
Tupras Turkiye Petrol Rafineriileri AS	68	1,899
Turkiye Halk Bankasi AS	1,436	3,322

		6,617

United Kingdom — 2.9%
Anglo American PLC	102	2,383
Aon PLC	24	3,368
Associated British Foods PLC	103	3,601
Aviva PLC	396	2,760
BAE Systems PLC	937	7,654
Barclays PLC	919	2,684
Berkeley Group Holdings PLC	16,139	858,976
BP PLC	644	4,336
Centrica PLC	2,601	5,194
Diageo PLC	63	2,131
Experian PLC	41	886
GlaxoSmithKline PLC	774	15,037
Glencore PLC	461	2,294
GW Pharmaceuticals PLC ADR (a)	3,535	398,288
HSBC Holdings PLC	315,257	2,946,979
Imperial Brands PLC	248	8,451
Legal & General Group PLC	2,455	8,893
Liberty Global PLC Series A (a)	36,584	1,145,445
Liberty Global PLC Series C (a)	256	7,790
Lloyds Banking Group PLC	20,897	18,989
National Grid PLC	5,390	60,615
NMC Health PLC	59,125	2,825,535
Prudential PLC	75	1,875
Rio Tinto PLC	186	9,444
Royal Dutch Shell PLC Class A	55,321	1,764,315
Royal Dutch Shell PLC Class A	99	3,107
Royal Dutch Shell PLC Class A Sponsored ADR	34,941	2,229,585
Royal Dutch Shell PLC Class B	610	19,657
SSE PLC	66	1,183
Vodafone Group PLC	1,609,582	4,407,348
Vodafone Group PLC Sponsored ADR	29,175	811,648

		17,580,451

	Number of Shares	Value
United States — 29.3%
3M Co.	333	$73,100
AbbVie, Inc.	1,217	115,189
Acadia Healthcare Co., Inc. (a)	26,298	1,030,356
Activision Blizzard, Inc.	9,816	662,187
Adobe Systems, Inc. (a)	753	162,708
Aetna, Inc.	759	128,271
Agilent Technologies, Inc.	82	5,486
Air Products & Chemicals, Inc.	25,975	4,130,804
Alliance Data Systems Corp.	223	47,468
The Allstate Corp.	37	3,508
Ally Financial, Inc.	1,564	42,463
Alphabet, Inc. Class A (a)	35	36,300
Alphabet, Inc. Class C (a)	5,813	5,997,795
Amazon.com, Inc. (a)	5,016	7,259,857
Amdocs Ltd.	1,578	105,284
American Express Co.	52	4,851
American International Group, Inc.	207	11,265
American Tower Corp.	918	133,422
Ameriprise Financial, Inc.	506	74,858
AmerisourceBergen Corp.	51	4,397
Amgen, Inc.	746	127,178
Anadarko Petroleum Corp.	55,669	3,362,964
Anthem, Inc.	12,947	2,844,456
Apple, Inc.	80,194	13,454,949
Applied Materials, Inc.	350	19,463
Archer-Daniels-Midland Co.	38	1,648
AT&T, Inc.	235	8,378
Automatic Data Processing, Inc.	68	7,717
Bank of America Corp.	179,173	5,373,398
The Bank of New York Mellon Corp.	989	50,963
Baxter International, Inc.	3,530	229,591
Berkshire Hathaway, Inc. Class B (a)	1,424	284,060
Biogen, Inc. (a)	2,343	641,560
The Boeing Co.	490	160,661
Booking Holdings, Inc. (a)	6	12,482
Boston Scientific Corp. (a)	137	3,743
Bristol-Myers Squibb Co.	10	633
CA, Inc.	438	14,848
Capital One Financial Corp.	828	79,339
Caterpillar, Inc.	328	48,341
Celgene Corp. (a)	273	24,354
The Charles Schwab Corp.	68,509	3,577,540
Charter Communications, Inc. Class A (a)	6,304	1,961,931
Chevron Corp.	435	49,607
Cigna Corp.	79	13,251
Cisco Systems, Inc.	593	25,434
Citigroup, Inc.	46,009	3,105,607
Cloudera, Inc. (a)	80,749	1,742,563
CME Group, Inc.	12	1,941
The Coca-Cola Co.	174	7,557

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Cognizant Technology Solutions Corp. Class A	143	$11,512
Colgate-Palmolive Co.	2,178	156,119
Comcast Corp. Class A	196,931	6,729,132
ConAgra Foods, Inc.	556	20,505
ConocoPhillips	252	14,941
Constellation Brands, Inc. Class A	516	117,607
Corning, Inc.	168	4,684
Costco Wholesale Corp.	44	8,291
Crown Holdings, Inc. (a)	1,145	58,109
Cummins, Inc.	288	46,682
CVS Health Corp.	43,430	2,701,780
Danaher Corp.	17	1,664
Dave & Buster’s Entertainment, Inc. (a)	16,483	688,000
Dell Technologies, Inc. Class V (a)	188	13,763
Delta Air Lines, Inc.	1,028	56,345
Devon Energy Corp.	66	2,098
Discover Financial Services	1,252	90,056
DISH Network Corp. Class A (a)	12,426	470,821
Dollar General Corp.	80	7,484
Dominion Energy, Inc.	3,039	204,920
DowDuPont, Inc.	80,767	5,145,666
Dropbox, Inc. (a)	10,973	342,906
Dropbox, Inc. Class B (Lockup) (c)	58,076	1,814,875
DXC Technology Co.	93	9,349
eBay, Inc. (a)	723	29,094
Edgewell Personal Care Co. (a)	28,129	1,373,258
Edwards Lifesciences Corp. (a)	26	3,628
Electronic Arts, Inc. (a)	6,896	836,071
Eli Lilly & Co.	23	1,780
Emerson Electric Co.	95	6,489
EQT Corp.	4,087	194,173
Equity Residential	72	4,437
The Estee Lauder Cos., Inc. Class A	14	2,096
Expedia Group, Inc.	37	4,085
Express Scripts Holding Co. (a)	279	19,273
Exxon Mobil Corp.	372	27,755
Facebook, Inc. Class A (a)	36,010	5,754,038
Fifth Third Bancorp	2,184	69,342
FleetCor Technologies, Inc. (a)	13,635	2,761,087
Ford Motor Co.	326	3,612
Fortune Brands Home & Security, Inc.	12,977	764,216
Franklin Resources, Inc.	177	6,138
General Dynamics Corp.	457	100,951
General Electric Co.	173,042	2,332,606
General Mills, Inc.	196	8,832
General Motors Co.	317	11,520
Gilead Sciences, Inc.	45,976	3,466,131
Global Payments, Inc.	6,374	710,828
The Goldman Sachs Group, Inc.	7,861	1,979,871

	Number of Shares	Value
The Goodyear Tire & Rubber Co.	1,075	$28,573
Halliburton Co.	217	10,186
The Hartford Financial Services Group, Inc.	3,351	172,644
HCA Healthcare, Inc.	35,925	3,484,725
HCP, Inc.	266	6,179
Helmerich & Payne, Inc.	877	58,373
Hewlett Packard Enterprise Co.	235	4,122
The Home Depot, Inc.	917	163,446
HP, Inc.	656	14,380
Humana, Inc.	9	2,419
Huntsman Corp.	1,118	32,701
Illinois Tool Works, Inc.	446	69,870
Illumina, Inc. (a)	16	3,783
Intel Corp.	2,395	124,732
IntercontinentalExchange, Inc.	8	580
International Business Machines Corp.	13,458	2,064,861
International Paper Co.	1,586	84,740
Intuit, Inc.	790	136,946
Intuitive Surgical, Inc. (a)	6	2,477
Jawbone Health Hub, Inc. (c) (d)	19,705	2
Johnson & Johnson	11,408	1,461,935
JP Morgan Chase & Co.	17,294	1,901,821
Kimberly-Clark Corp.	40	4,405
Kinder Morgan, Inc.	101	1,521
KLA-Tencor Corp.	817	89,061
Kohl’s Corp.	639	41,861
Lam Research Corp.	34	6,907
Las Vegas Sands Corp.	244	17,544
Lear Corp.	465	86,532
Liberty Broadband Corp. Class A (a)	3,803	322,494
Liberty Broadband Corp. Class C (a)	12,043	1,031,965
Liberty Media Corp-Liberty SiriusXM Class A (a)	13,970	574,167
Liberty Media Corp-Liberty SiriusXM Class C (a)	22,848	933,341
Lockheed Martin Corp.	17	5,745
Lookout, Inc. (c) (d)	3,711	1,930
Lowe’s Cos., Inc.	3,213	281,941
ManpowerGroup, Inc.	427	49,148
Marathon Petroleum Corp.	2,056	150,314
Marsh & McLennan Cos., Inc.	14,745	1,217,790
Masco Corp.	2,789	112,787
Mastercard, Inc. Class A	1,795	314,412
McDonald’s Corp.	621	97,112
McKesson Corp.	320	45,078
Merck & Co., Inc.	2,335	127,187
MetLife, Inc.	35,958	1,650,113
MGM Resorts International	44,928	1,573,379
Micron Technology, Inc. (a)	1,255	65,436
Microsoft Corp.	123,255	11,249,484

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Mohawk Industries, Inc. (a)	12,438	$2,888,352
Mondelez International Inc. Class A	4,247	177,227
Monster Beverage Corp. (a)	7	400
Morgan Stanley	77,258	4,168,842
Motorola Solutions, Inc.	108	11,372
NextEra Energy Partners LP	20,389	815,356
NextEra Energy, Inc.	19,207	3,137,079
Norfolk Southern Corp.	14	1,901
Northrop Grumman Corp.	636	222,040
NVIDIA Corp.	28	6,485
O’Reilly Automotive, Inc. (a)	11,424	2,826,069
ONEOK, Inc.	13	740
Oracle Corp.	491	22,463
PACCAR, Inc.	74	4,897
Packaging Corporation of America	993	111,911
PepsiCo, Inc.	2,142	233,799
Pfizer, Inc.	117,893	4,184,023
PG&E Corp.	83	3,646
Philip Morris International, Inc.	159	15,805
Phillips 66	866	83,067
Pioneer Natural Resources Co.	4,067	698,629
Praxair, Inc.	4	577
The Procter & Gamble Co.	15,869	1,258,094
Prudential Financial, Inc.	701	72,589
Pure Storage, Inc. Class A (a)	72,387	1,444,121
PVH Corp.	353	53,455
QUALCOMM, Inc.	78,032	4,323,753
Raytheon Co.	853	184,094
Reinsurance Group of America, Inc.	530	81,620
Rockwell Automation, Inc.	404	70,377
Ross Stores, Inc.	472	36,807
Sempra Energy	16,183	1,799,873
Snap, Inc. Class A (a)	63,055	1,000,683
Starbucks Corp.	57	3,300
State Street Corp.	496	49,466
Stryker Corp.	1,394	224,322
SunTrust Banks, Inc.	28,940	1,969,078
Symantec Corp.	115	2,973
Sysco Corp.	129	7,735
Target Corp.	323	22,426
Tenet Healthcare Corp. (a)	45,383	1,100,538
TESARO, Inc. (a)	6,001	342,897
Texas Instruments, Inc.	182	18,908
The St. Joe Co. (a)	53,351	1,005,666
Thermo Fisher Scientific, Inc.	642	132,547
The TJX Cos., Inc.	9,060	738,934
The Travelers Cos., Inc.	1,816	252,170
TripAdvisor, Inc. (a)	24,360	996,080
Tyson Foods, Inc. Class A	785	57,454
United Continental Holdings, Inc. (a)	39,511	2,744,829
United Rentals, Inc. (a)	638	110,202
United Technologies Corp.	24	3,020

	Number of Shares	Value
UnitedHealth Group, Inc.	1,419	$303,666
Valero Energy Corp.	1,888	175,150
VeriSign, Inc. (a)	972	115,240
Verizon Communications, Inc.	3,844	183,820
VF Corp.	122	9,043
Visa, Inc. Class A	1,963	234,814
Vistra Energy Corp. (a)	15,478	322,407
VMware, Inc. Class A (a)	124	15,037
Vornado Realty Trust	35	2,356
WABCO Holdings, Inc. (a)	493	65,998
Walgreens Boots Alliance, Inc.	274	17,939
Walmart, Inc.	237	21,086
The Walt Disney Co.	84	8,437
Waste Management, Inc.	75	6,309
Wells Fargo & Co.	233	12,212
Western Digital Corp.	676	62,375
WestRock Co.	16,365	1,050,142
The Williams Cos., Inc.	175,781	4,369,916
Williams-Sonoma, Inc.	17,036	898,819
Wyndham Worldwide Corp.	976	111,684
Wynn Resorts Ltd.	204	37,201
Yum China Holdings, Inc.	17	706
Yum! Brands, Inc.	119	10,130
Zimmer Biomet Holdings, Inc.	16,630	1,813,335
Zynga, Inc. Class A (a)	78,869	288,661

		176,194,669

TOTAL COMMON STOCK (Cost $283,599,991)		329,567,174

PREFERRED STOCK — 1.9%
Brazil — 0.0%
Petroleo Brasileiro SA (a)	635	4,118

Republic of Korea — 0.0%
Samsung Electronics Co. Ltd. 1.530%	5	9,647

United States — 1.9%
Anthem, Inc. 5.250%	22,600	1,212,716
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 8.137%	20,248	550,543
Crown Castle International Corp., Convertible 6.875%	757	846,273
Dominion Energy, Inc. 6.750%	18,358	851,995
Domo, Inc. Series D-2, Convertible (a) (c) (d)	153,010	921,120
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785%, VRN 7.624%	22,474	583,875

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Grand Rounds, Inc. Series C, Convertible (a) (c) (d)	121,323	$294,815
Lookout, Inc. Series F (a) (c) (d)	55,056	575,335
Mandatory Exchangeable Trust (b) 5.750%	8,901	1,838,559
Palantir Technologies, Inc. Series I (a) (c) (d)	107,092	590,077
Uber Technologies, Inc., Series D (a) (c) (d)	65,060	2,227,654
Wells Fargo & Co. 7.500%	182	234,780
Welltower, Inc. 6.500%	8,617	479,450

		11,207,192

TOTAL PREFERRED STOCK (Cost $9,322,010)		11,220,957

TOTAL EQUITIES (Cost $292,922,001)		340,788,131

	Principal Amount
BONDS & NOTES — 28.5%

BANK LOANS — 0.2%
United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, VRN (e) 0.000% 9/30/20	$295,787	59,157
Fieldwood Energy LLC, 1st Lien Last Out Term Loan, VRN (e) 8.818% 9/30/20	175,746	166,959
Fieldwood Energy LLC, New 1st Lien Term Loan, VRN 1 mo. LIBOR + 7.000% 8.877% 8/31/20	130,182	129,098
Hilton Worldwide Finance LLC, Term Loan B2, VRN 1 mo. LIBOR + 2.000% 3.872% 10/25/23	765,692	769,375
Sheridan Investment Partners II, L.P., Term Loan B, VRN 3 mo. LIBOR + 3.500% 5.490% 12/16/20	307,335	266,613
Sheridan Investment Partners II, L.P., Term Loan A, VRN 3 mo. LIBOR + 3.500% 5.490% 12/16/20	42,732	37,070

	Principal Amount	Value
Sheridan Investment Partners II, L.P., Term Loan M, VRN 3 mo. LIBOR + 3.500% 5.490% 12/16/20	$15,939	$13,828

		1,442,100

TOTAL BANK LOANS (Cost $1,652,351)		1,442,100

CORPORATE DEBT — 3.7%
Australia — 0.2%
Quintis Ltd. (Acquired 7/20/16, Cost $1,525,000) (b) (d) (f) (g) 8.750% 8/01/23	1,525,000	1,067,500

Cayman Islands — 0.0%
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	200,000	63,000

Chile — 0.0%
Inversiones Alsacia SA (Acquired 3/26/15, Cost $107,380) (b) (d) (f) (g) 8.000% 12/31/18	437,083	12,020

France — 0.1%
Danone SA (b) 2.589% 11/02/23	490,000	464,282

India — 0.0%
REI Agro Ltd., Convertible, (Acquired 11/12/15, Cost $616,798) (b) (c) (d) (f) (g) 5.500% 11/13/14	618,000	-

Italy — 0.1%
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	495,522

Luxembourg — 0.1%
Allergan Funding SCS 3.450% 3/15/22	420,000	416,409
Intelsat Jackson Holdings SA 7.500% 4/01/21	372,000	336,893
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	125,000	131,406

		884,708

Mexico — 0.3%
Petroleos Mexicanos 4.625% 9/21/23	1,071,000	1,073,239
Petroleos Mexicanos FRN (e) 5.721% 3/11/22	471,000	514,200
Trust F/1401 (b) 5.250% 12/15/24	270,000	276,075

		1,863,514

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Netherlands — 0.3%
Bayer Capital Corp. B.V. EUR (b) 5.625% 11/22/19	$900,000	$1,129,996
Bio City Development Co. B.V., Convertible , (Acquired 7/05/11, Cost $1,400,000) (b) (c) (d) (f) (g) 8.000% 7/06/18	1,400,000	377,160
Cooperatieve Rabobank UA 3.950% 11/09/22	251,000	253,636
ING Groep NV 5 year USD Swap + 4.445%, VRN 6.000% 12/29/49	280,000	287,000

		2,047,792

Singapore — 0.1%
CapitaLand Ltd. SGD (b) 1.950% 10/17/23	500,000	388,495

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., Convertible (Acquired 5/08/13, Cost $1,116,826) (b) (d) (f) (g) 7.000% 10/31/17	1,019,810	889,784

United Kingdom — 0.4%
HSBC Holdings PLC 5 year USD ICE Swap + 3.705%, VRN 6.375% 12/29/49	905,000	916,312
Lloyds Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP 13.000% 1/29/49	465,000	1,191,861
UBS Group Funding Switzerland AG (b) 4.125% 9/24/25	220,000	221,222

		2,329,395

United States — 2.0%
AliphCom, Inc. Convertible (c) (d) (g) 4/28/20	191,000	-
AliphCom, Inc. Convertible (c) (d) (g) 12.000% 4/28/20	2,617,000	-
Allergan Sales LLC (b) 5.000% 12/15/21	212,000	221,297
Ally Financial, Inc. 3.500% 1/27/19	287,000	287,359
American Express Co. 3 mo. USD LIBOR + 3.285%, VRN 4.900% 12/29/49	287,000	288,435
Anheuser-Busch InBev Worldwide, Inc. (h) 3.500% 1/12/24	255,000	256,790
Anheuser-Busch InBev Worldwide, Inc. (h) 4.000% 4/13/28	420,000	425,127
Apple, Inc. 3.200% 5/11/27	729,000	712,325

	Principal Amount	Value
Apple, Inc. 3.350% 2/09/27	$759,000	$749,824
AT&T, Inc. 3.000% 6/30/22	681,000	668,770
AT&T, Inc. 3.400% 8/14/24	1,201,000	1,209,756
AT&T, Inc. 4.450% 4/01/24	109,000	112,505
Bank of America Corp. 4.000% 1/22/25	232,000	231,544
Becton Dickinson & Co. 3.363% 6/06/24	193,000	185,762
Becton Dickinson and Co. 2.894% 6/06/22	355,000	344,443
Becton Dickinson and Co. 3.125% 11/08/21	427,000	420,145
Citigroup, Inc. 3 mo. USD LIBOR + 4.059%, VRN 5.875% 12/29/49	954,000	985,005
CVS Health Corp. 3.700% 3/09/23	1,655,000	1,663,987
eBay, Inc. 2.750% 1/30/23	230,000	222,079
Edgewell Personal Care Co 4.700% 5/24/22	218,000	211,460
Edgewell Personal Care Co. 4.700% 5/19/21	212,000	208,290
General Motors Financial Co., Inc. 3.450% 4/10/22	183,000	181,496
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	470,000	482,493
Hughes Satellite Systems Corp. 7.625% 6/15/21	78,000	83,707
Morgan Stanley 3 mo. USD LIBOR + 3.610%, VRN 5.450% 12/31/49	326,000	331,874
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	311,250
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	169,000	177,239
Prudential Financial, Inc. 3 mo. USD LIBOR + 4.175%, VRN 5.875% 9/15/42	254,000	267,335
Santander Holdings USA, Inc. 3.700% 3/28/22	125,000	125,264
Synchrony Financial 3.750% 8/15/21	121,000	122,012
USB Capital IX 3 mo. USD LIBOR + 1.020%, VRN 3.500% 10/29/49	122,000	110,172

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 2.625% 8/15/26	$219,000	$199,999

		11,797,744

TOTAL CORPORATE DEBT (Cost $27,136,398)		22,303,756

SOVEREIGN DEBT OBLIGATIONS — 8.8%
Argentina — 1.0%
Argentine Republic Government International Bond EUR (i) 3.375% 1/15/23	495,000	602,495
Argentine Republic Government International Bond EUR (i) 5.250% 1/15/28	100,000	119,969
Argentine Republic Government International Bond 5.625% 1/26/22	166,000	168,407
Argentine Republic Government International Bond 5.875% 1/11/28	1,775,000	1,669,387
Argentine Republic Government International Bond 6.875% 1/26/27	740,000	754,430
Argentine Republic Government International Bond 7.500% 4/22/26	1,047,000	1,117,149
Argentine Republic Government International Bond EUR (i) 7.820% 12/31/33	1,024,901	1,397,224

		5,829,061

Australia — 1.6%
Australia Government Bond AUD (i) (j) 2.750% 4/21/24	7,229,000	5,649,696
Australia Government Bond AUD (i) (j) 3.000% 3/21/47	1,814,000	1,340,420
Australia Government Bond AUD (i) (j) 5.500% 4/21/23	3,019,000	2,666,312

		9,656,428

Brazil — 1.7%
Brazil Government International Bond 5.000% 1/27/45	1,178,000	1,058,445
Brazil Notas do Tesouro Nacional Serie F BRL (i) 10.000% 1/01/23	10,107,000	3,197,678
Brazil Notas do Tesouro Nacional Serie F BRL (i) 10.000% 1/01/27	12,274,000	3,836,942

	Principal Amount	Value
Brazilian Government International Bond 4.625% 1/13/28	$1,549,000	$1,518,020
Brazilian Government International Bond 5.625% 2/21/47	499,000	483,780

		10,094,865

Canada — 0.9%
Canadian Government Bond CAD (i) 0.500% 8/01/18	5,798,000	4,488,044
Canadian Government Bond CAD (i) 0.750% 3/01/21	1,456,000	1,093,737

		5,581,781

Germany — 0.5%
Bundesrepublik Deutschland EUR (i) (j) 0.010% 8/15/26	2,497,928	2,993,662

Italy — 0.4%
Italy Buoni Poliennali Del Tesoro EUR (i) 0.950% 3/01/23	1,269,000	1,583,769
Italy Buoni Poliennali Del Tesoro EUR (i) 1.850% 5/15/24	761,000	983,375

		2,567,144

Japan — 0.6%
Japan Government Two Year Bond JPY (i) 0.100% 10/15/18	384,150,000	3,615,028

Mexico — 1.0%
Mexican Bonos MXN (i) 6.500% 6/10/21	28,600,000	1,540,719
Mexican Bonos MXN (i) 6.500% 6/09/22	40,419,800	2,165,572
Mexican Bonos MXN (i) 8.500% 12/13/18	40,895,300	2,260,444

		5,966,735

Poland — 1.1%
Poland Government Bond PLN (i) 2.500% 7/25/27	17,704,000	4,920,493
Poland Government Bond PLN (i) 3.250% 7/25/25	5,371,000	1,606,397

		6,526,890

Republic of Korea — 0.0%
Export-Import Bank of Korea 2.625% 12/30/20	298,000	293,335

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $51,875,012)		53,124,929

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 15.8%
United States — 15.8%
U.S. Treasury Note (k) 1.125% 7/31/21	$1,217,900	$1,166,579
U.S. Treasury Note (l) 1.250% 12/15/18	1,500,000	1,491,555
U.S. Treasury Note 2.375% 1/31/23	15,132,800	15,009,403
U.S. Treasury Note 2.500% 1/31/25	7,199,400	7,118,829
U.S. Treasury Note 2.625% 2/28/23	28,732,100	28,821,606
U.S. Treasury Note 2.625% 3/31/25	9,947,600	9,906,980
U.S. Treasury Note 2.750% 2/28/25	12,451,500	12,504,031
U.S. Treasury Note (m) 2.750% 2/15/28	18,918,800	18,927,669

		94,946,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,588,591)		94,946,652

TOTAL BONDS & NOTES (Cost $175,252,352)		171,817,437

	Number of Shares
MUTUAL FUNDS — 3.6%
Diversified Financial Services — 3.6%
United States — 3.6%
ETFS Physical Palladium Shares (l)	4,767	431,557
ETFS Physical Platinum Shares (l)	3,939	349,192
ETFS Physical Swiss Gold Shares (l)	14,400	1,847,664
iShares Gold Trust (a) (l)	364,055	4,634,420
SPDR Gold Shares (l)	113,815	14,316,789

		21,579,622

TOTAL MUTUAL FUNDS (Cost $22,380,098)		21,579,622

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $1,791,738)		1,742,585

WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd. AUD, Expires 7/15/18, Strike 1.28 (a) (i)	222,000	1,144

TOTAL WARRANTS (Cost $0)		1,144

	Number of Shares	Value
RIGHTS — 0.0%
United States — 0.0%
Banks — 0.0%
Fieldwood Energy LLC (a) (c) (d)	4,052	$94,533

TOTAL RIGHTS (Cost $94,533)		94,533

TOTAL LONG-TERM INVESTMENTS (Cost $492,440,722)		536,023,452

	Principal Amount
SHORT-TERM INVESTMENTS — 10.9%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18 (n) 0.740% 4/02/18	$8,326,910	8,326,910

U.S. Treasury Bill — 9.5%
U.S. Treasury Bill 0.000% 4/26/18	57,000,000	56,939,390

TOTAL SHORT-TERM INVESTMENTS (Cost $65,262,250)		65,266,300

TOTAL INVESTMENTS — 100.1% (Cost $557,702,972) (o)		601,289,752

Other Assets/(Liabilities) — (0.1)%		(580,290)

NET ASSETS — 100.0%		$600,709,462

Abbreviation Legend

ADR	American Depositary Receipt
ETFS	Exchange-Traded Fund Securities
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $13,211,681 or 2.20% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $6,898,408 or 1.15% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $2,346,464 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2018, these securities amounted to a value of $2,346,464 or 0.39% of net assets.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $12,650,090 or 2.11% of net assets.
(k)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(l)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(m)	A portion of this security is pledged/held as collateral for open futures contracts, open swap agreements, open purchased and written options. (Note 2).
(n)	Maturity value of $8,327,595. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $8,496,943.
(o)	See Note 6 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Options contracts at March 31, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
	199	USD	24,975	4/20/18	SPDR Gold Shares, Strike 125.50 (l)	$21,894	$25,273	$3,379

	119	USD	15,232	7/20/18	SPDR Gold Shares, Strike 128.00 (l)	33,705	29,036	(4,669)

Barclays Bank PLC*	7,441,607	EUR	7,441,607	5/18/18	EUR Call USD Put, Strike 1.19	119,246	341,694	222,448

BNP Paribas SA*	7,854,133	GBP	7,854,133	6/14/18	GBP Call USD, Strike 1.41	175,531	176,233	702

Citibank N.A.*	970	USD	2,788,750	4/20/18	S&P 500 Index, Strike 2,875.00	41,763	470	(41,293)

Deutsche Bank AG*	190	EUR	651,045	9/21/18	Euro STOXX 50 Index, Strike 3,426.55	69,380	15,971	(53,409)

JP Morgan Chase Bank N.A.*	11,923	USD	1,514,221	6/29/18	SPDR Gold Shares, Strike 127.00 (l)	24,162	31,341	7,179

JP Morgan Chase Bank N.A.*	7,156	USD	923,124	7/20/18	SPDR Gold Shares, Strike 129.00 (l)	20,394	15,735	(4,659)

JP Morgan Chase Bank N.A.*	7,153	USD	929,890	7/20/18	SPDR Gold Shares, Strike 130.00 (l)	22,521	13,348	(9,173)

Morgan Stanley & Co. LLC*	9,794	USD	1,243,838	4/20/18	SPDR Gold Shares, Strike 127.00 (l)	27,013	7,046	(19,967)

Morgan Stanley & Co. LLC*	776	USD	2,231,000	4/20/18	S&P 500 Index, Strike 2,875.00	30,962	376	(30,586)

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty	Units	Notional Amount		Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Morgan Stanley & Co. LLC*	15,710	USD	2,026,590	5/18/18	SPDR Gold Shares, Strike 129.00 (l)	$41,160	$14,995	$(26,165)

Societe Generale*	19,830	USD	2,548,155	5/18/18	SPDR Gold Shares, Strike 128.50 (l)	20,536	21,336	800

Societe Generale*	19,608	USD	2,549,040	6/15/18	SPDR Gold Shares, Strike 130.00 (l)	53,753	24,847	(28,906)

UBS AG*	32,937	USD	1,152,795	1/18/19	Suncor Energy Inc., Strike 35.00	67,191	80,037	12,846

UBS AG*	48,919	USD	1,956,760	1/18/19	BP PLC, Strike 40.00	47,452	148,714	101,262

UBS AG*	25,788	USD	1,353,870	1/18/19	ConocoPhillips, Strike 52.50	78,498	253,367	174,869

UBS AG*	33,637	USD	2,018,220	1/18/19	Total SA, Strike 60.00	50,456	83,252	32,796

UBS AG*	27,924	USD	1,675,440	1/18/19	Royal Dutch Shell PLC, Strike 60.00	56,354	173,129	116,775

UBS AG*	22,664	USD	1,699,800	1/18/19	Occidental Petroleum Corp., Strike 75.00	52,807	38,869	(13,938)

UBS AG*	15,266	USD	1,373,940	1/18/19	Schlumberger Ltd., Strike 90.00	61,522	7,709	(53,813)

UBS AG*	10,546	USD	1,001,870	1/18/19	Exxon Mobil Corp., Strike 95.00	18,982	4,007	(14,975)

UBS AG*	15,512	USD	1,939,000	1/18/19	Chevron Corp., Strike 125.00	46,225	67,089	20,864

						1,181,507	1,573,874	392,367

*	Contracts are subject to a Master Netting Agreement.

(#) The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International	39,065,271	USD	39,065,271	4/24/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/26/23, Strike 2.15	$268,770	$124	$(268,646)

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty*	Units	Notional Amount		Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
Goldman Sachs International	15,850,000	USD	15,850,000	6/01/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 6/05/23, Strike 2.91	$93,118	$89,363	$(3,755)

Goldman Sachs International	15,656,207	USD	15,656,207	7/09/18	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/11/28, Strike 2.42	133,078	36,557	(96,521)

							$494,966	$126,044	$(368,922)

Put
Deutsche Bank AG	143,913,000	JPY	143,913,000	4/04/18	Pay	6-Month JPY LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/06/23, Strike 1.07	$29,740	$-	$(29,740)

Goldman Sachs International	1,759,152	USD	1,759,152	5/02/18	Pay	6-Month USD LIBOR BBA 30 Year Swaption, Underlying swap terminates 5/04/48, Strike 2.75	85,525	42,667	(42,858)

							115,265	42,667	(72,598)

							$610,231	$168,711	$(441,520)

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Written Options contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	8,753	USD	612,710	1/18/19	DowDuPont, Inc., Strike 70.00	$50,549	$27,704	$22,845

Barclays Bank PLC	7,004	USD	630,360	1/18/19	Microsoft Corp., Strike 90.00	55,331	68,594	(13,263)

Barclays Bank PLC	3,952	USD	632,320	1/18/19	Apple, Inc., Strike 160.00	56,514	79,956	(23,442)

Barclays Bank PLC	1,923	USD	346,140	1/18/19	FleetCor Technologies Inc., Strike 180.00	29,999	66,885	(36,886)

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

OTC Counterparty*	Units	Notional Amount		Expiration Date	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call (Continued)
BNP Paribas SA	7,854,133	GBP	7,854,133	6/14/18	GBP Call USD Put, Strike 1.46	$46,626	$40,816	$5,810

Citibank N.A.	16,946	USD	614,293	1/18/19	Comcast Corp., Strike 36.25	37,789	40,583	(2,794)

Citibank N.A.	15,820	USD	632,800	1/18/19	Comcast Corp., Strike 40.00	52,839	19,502	33,337

Deutsche Bank AG	5,267	USD	395,025	1/18/19	United Continental Holdings Inc., Strike 75.00	25,102	33,148	(8,046)

Goldman Sachs International	1,963,533	USD	1,963,533	6/14/18	USD Call ZAR Put, Strike 12.50	22,606	19,372	3,234

Societe Generale	19,608	USD	2,843,160	6/15/18	SPDR Gold Shares, Strike 145.00 (l)	8,235	1,389	6,846

UBS AG	7,640	USD	611,200	1/18/19	Gilead Sciences, Inc., Strike 80.00	59,592	40,731	18,861

UBS AG	4,067	USD	671,055	1/18/19	Pioneer Natural Resources Co., Strike 165.00	65,600	99,795	(34,195)

						510,782	538,475	(27,693)

Put
	119	USD	14,042	7/20/18	SPDR Gold Shares, Strike 118.00 (l)	$4,851	$4,998	$(147)

BNP Paribas SA	7,854,133	GBP	7,854,133	6/14/18	GBP PUT USD Call, Strike 1.35	49,368	34,766	14,602

Deutsche Bank AG	190	EUR	491,353	9/21/18	Euro STOXX 50 Index, Strike 2,586.07	69,380	3,934	65,446

UBS AG	48,919	USD	1,222,975	1/18/19	BP PLC, Strike 25.00	54,790	12,964	41,826

UBS AG	32,937	USD	823,425	1/18/19	Suncor Energy Inc., Strike 25.00	63,733	15,151	48,582

UBS AG	25,788	USD	902,580	1/18/19	ConocoPhillips, Strike 35.00	56,058	7,994	48,064

UBS AG	22,664	USD	1,019,880	1/18/19	Occidental Petroleum Corp., Strike 45.00	49,861	17,338	32,523

UBS AG	15,266	USD	915,960	1/18/19	Schlumberger Ltd., Strike 60.00	49,615	61,446	(11,831)

UBS AG	10,546	USD	632,760	1/18/19	Exxon Mobil Corp., Strike 60.00	16,874	13,130	3,744

UBS AG	15,512	USD	1,240,960	1/18/19	Chevron Corp., Strike 80.00	50,414	19,312	31,102

						464,944	191,033	273,911

						$975,726	$729,508	$246,218

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

The Fund had the following open Written Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Call
Goldman Sachs International	23,780,000	USD 23,780,000	6/01/18	Pay	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 6/05/23, Strike 2.66	$57,865	$37,407	$20,458

Goldman Sachs International	39,065,271	USD 39,065,271	4/24/18	Pay	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/26/23, Strike 1.90	114,852	5	114,847

						172,717	37,412	135,305

Put
Goldman Sachs International	15,656,207	USD 15,656,207	7/09/18	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/11/28, Strike 2.82	$93,937	$169,308	$(75,371)

Goldman Sachs International	19,532,635	USD 19,532,635	4/24/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 4/26/23, Strike 2.40	95,319	286,394	(191,075)

Goldman Sachs International	8,047,184	USD 8,047,184	5/02/18	Receive	3-Month USD LIBOR BBA 5 Year Swaption, Underlying swap terminates 5/04/23, Strike 2.50	59,886	84,432	(24,546)

						249,142	540,134	(290,992)

						$421,859	$577,546	$(155,687)

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
EUR	2,763,000	Barclays Bank PLC*	06/29/18	$3,452,203	$(30,601)
JPY	166,313,000	Barclays Bank PLC*	06/08/18	1,578,356	(8,685)

				5,030,559	(39,286)

EUR	2,763,000	BNP Paribas SA*	07/27/18	3,461,404	(32,164)
JPY	285,450,000	BNP Paribas SA*	04/19/18	2,577,904	107,246

				6,039,308	75,082

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
EUR	2,763,000	Deutsche Bank AG*	07/13/18		$3,457,010	$(31,552)
JPY	285,600,000	Deutsche Bank AG*	04/12/18		2,577,001	108,554

					6,034,011	77,002

AUD	3,047,004	Goldman Sachs International*	04/26/18		2,343,816	(3,567)
EUR	2,763,000	Goldman Sachs International*	07/20/18		3,458,710	(31,362)
JPY	271,800,000	Goldman Sachs International*	04/20/18		2,454,154	102,731
JPY	198,340,000	Goldman Sachs International*	06/14/18		1,873,796	(1,009)

					10,130,476	66,793

GBP	1,133,000	JP Morgan Chase Bank N.A.*	05/10/18		1,589,585	2,402
GBP	1,131,000	JP Morgan Chase Bank N.A.*	05/18/18		1,585,457	4,198
GBP	1,175,000	JP Morgan Chase Bank N.A.*	05/24/18		1,648,566	3,306

					4,823,608	9,906

NOK	9,498,000	Morgan Stanley & Co. LLC*	04/27/18		1,225,454	(12,939)

EUR	2,373,000	UBS AG*	04/12/18		2,807,022	114,468
EUR	337,000	UBS AG*	05/21/18		417,604	(1,552)
EUR	2,345,000	UBS AG*	06/14/18		2,926,396	(26,028)
EUR	1,801,000	UBS AG*	06/15/18		2,243,641	(15,925)
EUR	2,763,000	UBS AG*	08/03/18		3,462,804	(31,670)

					11,857,467	39,293

					$45,140,883	$215,851

Contracts to Deliver
AUD	800,000	Citibank N.A.*	04/06/18		$622,096	$7,661

AUD	2,025,000	Deutsche Bank AG*	04/13/18		1,540,033	(15,233)

AUD	4,385,000	Goldman Sachs International*	04/26/18		3,507,145	139,249

EUR	812,000	UBS AG*	05/21/18		1,006,275	3,800
MXN	27,022,000	UBS AG*	04/12/18		1,378,477	(105,849)

					2,384,752	(102,049)

					$8,054,026	$29,628

Cross Currency Forwards
SEK	12,844,856	BNP Paribas SA*	06/29/18	EUR	1,260,000	$(12,032)

EUR	1,257,000	Deutsche Bank AG*	06/15/18	PLN	5,302,906	3,695
SEK	12,921,406	Deutsche Bank AG*	06/21/18	EUR	1,284,000	(32,508)

						(28,813)

						$(40,845)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
MSCI Emerging Markets Index	6/15/18	25	$1,532,869	$(48,119)

Futures Contracts — Short
Yen Denom Nikkei	6/07/18	83	$(8,297,689)	$(77,975)
Euro Stoxx 50 Index	6/15/18	16	(649,652)	3,715
Nasdaq 100 E Mini Index	6/15/18	9	(1,271,763)	84,843
S&P 500 E Mini Index	6/15/18	11	(1,510,657)	57,007

				$67,590

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	234,609	12/20/22	Quarterly	(5.000%)	CDX.NA.HY.29.V1†	$2,444	$(17,671)	$(15,227)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	6,478,731	3/07/23	Annually/ Semi-Annually	Fixed 0.415%	6-Month EURIBOR	$(25,758)	$-	$(25,758)
	EUR	6,645,684	6/14/23	Annually/ Semi-Annually	Fixed 0.340%	6-Month EURIBOR	32,321	94	32,415
	EUR	2,500,805	8/15/26	Annually/ Semi-Annually	Fixed 0.373%	6-Month EURIBOR	108,283	52	108,335
	EUR	3,144,000	7/25/28	Annually/ Semi-Annually	Fixed 1.077%	6-Month EURIBOR	(18,383)	68	(18,315)
	USD	7,320,599	3/07/23	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.403%	(105,355)	-	(105,355)
	USD	8,287,559	6/14/23	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.330%	(160,880)	100	(160,780)
	USD	4,480,000	7/25/28	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.728%	(43,330)	79	(43,251)

							(213,102)	393	(212,709)

Total Return Swaps
OTC Swaps*
BNP Paribas SA	EUR	1,900	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$55,407	$-	$55,407
BNP Paribas SA	EUR	1,700	12/20/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	48,320	-	48,320
BNP Paribas SA	EUR	1,400	12/27/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	38,070	-	38,070

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
OTC Swaps* (Continued)
BNP Paribas SA	EUR	1,000	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$36,544	$-	$36,544
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	18,211	-	18,211
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	18,334	-	18,334
BNP Paribas SA	EUR	400	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	14,765	-	14,765
BNP Paribas SA	EUR	500	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	17,842	-	17,842
BNP Paribas SA	EUR	1,600	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	57,093	-	57,093
BNP Paribas SA	EUR	1,400	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	32,902	-	32,902
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	16,451	-	16,451
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	13,437	-	13,437
BNP Paribas SA	EUR	700	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,182	-	8,182
BNP Paribas SA	EUR	800	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	2,855	-	2,855
BNP Paribas SA	EUR	400	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	787	-	787
BNP Paribas SA	EUR	700	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	6,546	-	6,546
BNP Paribas SA	EUR	400	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	4,380	-	4,380
BNP Paribas SA	EUR	1,500	12/16/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	6,091	-	6,091
BNP Paribas SA	EUR	800	12/21/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	9,351	-	9,351
BNP Paribas SA	EUR	1,100	12/15/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	1,218	-	1,218
BNP Paribas SA	EUR	1,100	12/15/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(1,150)	-	(1,150)
BNP Paribas SA	JPY	90,000	4/02/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	35,770	-	35,770

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
OTC Swaps* (Continued)
BNP Paribas SA	JPY	90,000	4/02/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$33,029	$-	$33,029
BNP Paribas SA	JPY	40,000	3/29/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	31,108	-	31,108
BNP Paribas SA	JPY	90,000	3/29/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	71,557	-	71,557
BNP Paribas SA	JPY	50,000	3/29/19	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	35,008	-	35,008
BNP Paribas SA	JPY	70,000	3/21/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	71,839	-	71,839
BNP Paribas SA	JPY	60,000	3/31/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	56,501	-	56,501
BNP Paribas SA	JPY	50,000	3/31/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	46,802	-	46,802
BNP Paribas SA	JPY	30,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	22,147	-	22,147
BNP Paribas SA	JPY	10,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	6,889	-	6,889
BNP Paribas SA	JPY	10,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	7,124	-	7,124
BNP Paribas SA	JPY	20,000	3/31/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	7,481	-	7,481
BNP Paribas SA	JPY	60,000	4/01/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	41,333	-	41,333
BNP Paribas SA	JPY	30,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	20,469	-	20,469
BNP Paribas SA	JPY	20,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	13,458	-	13,458
BNP Paribas SA	JPY	20,000	3/31/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	9,095	(806)	8,289
BNP Paribas SA	JPY	60,000	4/01/22	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	43,475	-	43,475
BNP Paribas SA	JPY	20,000	3/31/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	8,251	-	8,251
BNP Paribas SA	USD	8,000	12/21/18	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	56,400	-	56,400
BNP Paribas SA	USD	4,000	12/17/21	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	58,000	-	58,000

The accompanying notes are an integral part of the consolidated financial statements.

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
OTC Swaps* (Continued)
Goldman Sachs International	USD	3,250	12/18/20	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on S&P 500 Annual Dividend Index x notional amount	$40,544	$-	$40,544
JP Morgan Chase Bank N.A.	JPY	20,000	4/03/23	Maturity	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	7,311	-	7,311

							1,129,227	(806)	1,128,421

Deliver		Receive	Expiration Date	Counterparty	(Buy)/ Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
OTC Swaps*
384,149,987	JPY	3,740,553 USD	10/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 2.01%	$146,839	$(317)	$146,522

Collateral for swap agreements held by Bank of America N.A. amounted to $347,000 in cash at March 31, 2018. A portion of the cash collateral received from BNP Paribas SA, and JP Morgan Chase Bank N.A. in the amounts of $1,170,000, and $10,000 respectively, was related to swap agreements at March 31, 2018. A portion of the collateral for swap agreements held by Goldman Sachs International amounted to $445,724 in securities at March 31, 2018.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of the consolidated financial statements.

24

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$536,023,452
Repurchase agreements, at value (Note 2) (b)	8,326,910
Other short-term investments, at value (Note 2) (c)	56,939,390

Total investments	601,289,752

Foreign currency, at value (d)	141,979
Receivables from:
Investments sold	13,545,760
Collateral pledged for open derivative instruments (Note 2)	347,000
Open forward contracts (Note 2)	597,310
Investment adviser (Note 3)	58,119
Fund shares sold	19,364
Interest and dividends	2,160,470
Interest tax reclaim receivable	132,198
Foreign taxes withheld	324,427
Open swap agreements, at value (Note 2)	1,276,093
Prepaid expenses	70,430

Total assets	619,962,902

Liabilities:
Payables for:
Investments purchased	13,095,080
Collateral held for open derivative instruments (Note 2)	1,876,120
Written options outstanding, at value (Note 2) (e)	1,307,054
Open forward contracts (Note 2)	392,676
Interest and dividends	4,191
Investments purchased on a when-issued basis (Note 2)	670,450
Fund shares repurchased	746,846
Payable for premium on purchased options	6,741
Open swap agreements, at value (Note 2)	1,150
Trustees’ fees and expenses (Note 3)	92,932
Variation margin on open derivative instruments (Note 2)	126,083
Affiliates (Note 3):
Investment advisory fees	375,810
Administration fees	53,136
Service fees	18,607
Shareholder service fees	1,852
Distribution fees	9,016
Due to custodian	26,798
Accrued expense and other liabilities	448,898

Total liabilities	19,253,440

Net assets	$600,709,462

Net assets consist of:
Paid-in capital	$548,064,554
Accumulated undistributed (distributions in excess of) net investment income	(1,374,167)
Accumulated net realized gain (loss) on investments and foreign currency transactions	9,270,843
Net unrealized appreciation (depreciation) on investments and foreign currency translations	44,748,232

Net assets	$600,709,462

(a) Cost of investments:	$492,440,722
(b) Cost of repurchase agreements:	$8,326,910
(c) Cost of other short-term investments:	$56,935,340
(d) Cost of foreign currency:	$139,262
(e) Premiums on written options:	$1,397,585

The accompanying notes are an integral part of the consolidated financial statements.

25

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Class I shares:
Net assets	$547,495,428

Shares outstanding (a)	49,204,633

Net asset value, offering price and redemption price per share	$11.13

Class R5 shares:
Net assets	$8,190,109

Shares outstanding (a)	726,062

Net asset value, offering price and redemption price per share	$11.28

Service Class shares:
Net assets	$5,359,740

Shares outstanding (a)	482,103

Net asset value, offering price and redemption price per share	$11.12

Administrative Class shares:
Net assets	$9,630,468

Shares outstanding (a)	839,918

Net asset value, offering price and redemption price per share	$11.47

Class A shares:
Net assets	$3,981,813

Shares outstanding (a)	359,150

Net asset value, and redemption price per share	$11.09

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.77

Class R4 shares:
Net assets	$11,520,282

Shares outstanding (a)	1,049,324

Net asset value, offering price and redemption price per share	$10.98

Class R3 shares:
Net assets	$14,531,622

Shares outstanding (a)	1,328,107

Net asset value, offering price and redemption price per share	$10.94

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

26

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

Investment income (Note 2):
Dividends (a)	$2,903,976
Interest (b)	3,006,312

Total investment income	5,910,288

Expenses (Note 3):
Investment advisory fees	2,348,897
Custody fees	236,757
Audit fees	70,345
Legal fees	11,720
Accounting & Administration fees	44,897
Proxy fees	481
Shareholder reporting fees	23,855
Trustees’ fees	16,238
Registration and filing fees	43,142
Transfer agent fees	1,480

2,797,812
Administration fees:
Class R5	3,861
Service Class	6,178
Administrative Class	7,322
Class A	2,916
Class R4	10,998
Class R3	14,148
Distribution fees:
Class R3	17,685
Distribution and Service fees:
Class A	4,860
Class R4	13,748
Class R3	17,685
Shareholder service fees:
Service Class	2,059
Administrative Class	7,322
Class A	2,916

Total expenses	2,909,510
Expenses waived:
Class I fees reimbursed by adviser	(380,640)
Class R5 fees reimbursed by adviser	(5,373)
Service Class fees reimbursed by adviser	(5,799)
Administrative Class fees reimbursed by adviser	(6,795)
Class A fees reimbursed by adviser	(2,702)
Class R4 fees reimbursed by adviser	(7,650)
Class R3 fees reimbursed by adviser	(9,841)

Net expenses:	2,490,710

Net investment income (loss)	3,419,578

The accompanying notes are an integral part of the consolidated financial statements.

27

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$12,626,432
Futures contracts	(698,204)
Written options	254,105
Equities sold short	(903,001)
Swap agreements	(217,562)
Foreign currency transactions	512,953
Forward contracts	520,881

Net realized gain (loss)	12,095,604

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(3,465,319)*
Futures contracts	198,480
Written options	(143,286)
Equities sold short	571,366
Swap agreements	(191,363)
Translation of assets and liabilities in foreign currencies	40,365
Forward contracts	217,815

Net change in unrealized appreciation (depreciation)	(2,771,942)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,323,662

Net increase (decrease) in net assets resulting from operations	$12,743,240

(a) Net of foreign withholding tax of:	$123,693
(b) Net of foreign withholding tax of:	$274
* Net increase (decrease) in accrued foreign capital gains tax of:	$(75,471)

The accompanying notes are an integral part of the consolidated financial statements.

28

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,419,578	$7,526,749
Net realized gain (loss)	12,095,604	12,993,799
Net change in unrealized appreciation (depreciation)	(2,771,942)	39,833,110

Net increase (decrease) in net assets resulting from operations	12,743,240	60,353,658

Distributions to shareholders (Note 2):
From net investment income:
Class I	(12,090,103)	(4,830,083)
Class R5	(157,710)	(56,300)
Service Class	(219,365)	(82,030)
Administrative Class	(184,721)	(53,040)
Class A	(57,693)	(19,896)
Class R4	(202,063)	(99,371)
Class R3	(222,866)	(56,263)

Total distributions from net investment income	(13,134,521)	(5,196,983)

From net realized gains:
Class I	(1,475,853)	-
Class R5	(20,140)	-
Service Class	(29,468)	-
Administrative Class	(26,124)	-
Class A	(10,284)	-
Class R4	(30,814)	-
Class R3	(38,604)	-

Total distributions from net realized gains	(1,631,287)	-

Net fund share transactions (Note 5):
Class I	3,938,912	(24,044,214)
Class R5	666,917	(503,996)
Service Class	(5,654,132)	(1,913,871)
Administrative Class	(269,208)	(982,561)
Class A	106,424	(2,362,452)
Class R4	1,024,469	(6,909,178)
Class R3	549,457	2,382,483

Increase (decrease) in net assets from fund share transactions	362,839	(34,333,789)

Total increase (decrease) in net assets	(1,659,729)	20,822,886
Net assets
Beginning of period	602,369,191	581,546,305

End of period	$600,709,462	$602,369,191

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,374,167)	$8,340,776

The accompanying notes are an integral part of the consolidated financial statements.

29

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]
Class I
3/31/18[r]	$11.17	$0.07	$0.17	$0.24	$(0.25)	$(0.03)	$(0.28)	$11.13	2.24%	[b]
9/30/17	10.16	0.14	0.97	1.11	(0.10)	-	(0.10)	11.17	10.99%
9/30/16	10.11	0.14	0.53	0.67	(0.08)	(0.54)	(0.62)	10.16	6.91%
9/30/15[i]	10.73	0.11	(0.48)	(0.37)	(0.07)	(0.18)	(0.25)	10.11	(3.53%	)[b]
12/31/14[h]	11.80	0.13	0.06	0.19	(0.28)	(0.98)	(1.26)	10.73	1.57%	[b]
Class R5
3/31/18[r]	$11.31	$0.06	$0.18	$0.24	$(0.24)	$(0.03)	$(0.27)	$11.28	2.20%	[b]
9/30/17	10.29	0.13	0.98	1.11	(0.09)	-	(0.09)	11.31	10.83%
9/30/16	10.23	0.13	0.54	0.67	(0.07)	(0.54)	(0.61)	10.29	6.81%
9/30/15[i]	10.87	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.23	(3.67%	)[b]
12/31/14	11.74	0.25	(0.02)	0.23	(0.12)	(0.98)	(1.10)	10.87	1.89%
12/31/13	10.73	0.12	1.44	1.56	(0.15)	(0.40)	(0.55)	11.74	14.65%
12/31/12	9.93	0.17	0.84	1.01	(0.18)	(0.03)	(0.21)	10.73	10.13%
Service Class
3/31/18[r]	$11.14	$0.05	$0.19	$0.24	$(0.23)	$(0.03)	$(0.26)	$11.12	2.13%	[b]
9/30/17	10.14	0.12	0.95	1.07	(0.07)	-	(0.07)	11.14	10.66%
9/30/16	10.08	0.12	0.54	0.66	(0.06)	(0.54)	(0.60)	10.14	6.79%
9/30/15[i]	10.72	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.08	(3.72%	)[b]
12/31/14	11.74	0.19	0.03	0.22	(0.26)	(0.98)	(1.24)	10.72	1.80%
12/31/13	10.72	0.11	1.44	1.55	(0.13)	(0.40)	(0.53)	11.74	14.48%
12/31/12	9.93	0.15	0.85	1.00	(0.18)	(0.03)	(0.21)	10.72	10.10%
Administrative Class
3/31/18[r]	$11.48	$0.05	$0.19	$0.24	$(0.22)	$(0.03)	$(0.25)	$11.47	2.05%	[b]
9/30/17	10.44	0.11	0.99	1.10	(0.06)	-	(0.06)	11.48	10.59%
9/30/16	10.36	0.11	0.55	0.66	(0.04)	(0.54)	(0.58)	10.44	6.61%
9/30/15[i]	11.02	0.09	(0.50)	(0.41)	(0.07)	(0.18)	(0.25)	10.36	(3.80%	)[b]
12/31/14	12.03	0.18	0.03	0.21	(0.24)	(0.98)	(1.22)	11.02	1.70%
12/31/13	10.98	0.09	1.48	1.57	(0.12)	(0.40)	(0.52)	12.03	14.36%
12/31/12	10.17	0.14	0.87	1.01	(0.17)	(0.03)	(0.20)	10.98	9.86%
Class A
3/31/18[r]	$11.08	$0.03	$0.18	$0.21	$(0.17)	$(0.03)	$(0.20)	$11.09	2.00%	[b]
9/30/17	10.07	0.08	0.97	1.05	(0.04)	-	(0.04)	11.08	10.42%
9/30/16	10.01	0.09	0.52	0.61	(0.01)	(0.54)	(0.55)	10.07	6.26%
9/30/15[i]	10.67	0.07	(0.48)	(0.41)	(0.07)	(0.18)	(0.25)	10.01	(3.93%	)[b]
12/31/14	11.69	0.15	0.03	0.18	(0.22)	(0.98)	(1.20)	10.67	1.42%
12/31/13	10.69	0.06	1.44	1.50	(0.10)	(0.40)	(0.50)	11.69	14.13%
12/31/12	9.91	0.11	0.84	0.95	(0.14)	(0.03)	(0.17)	10.69	9.57%
Class R4
3/31/18[r]	$11.00	$0.04	$0.17	$0.21	$(0.20)	$(0.03)	$(0.23)	$10.98	2.00%	[b]
9/30/17	10.01	0.08	0.97	1.05	(0.06)	-	(0.06)	11.00	10.53%
9/30/16	9.99	0.11	0.51	0.62	(0.06)	(0.54)	(0.60)	10.01	6.46%
9/30/15[i]	10.65	0.08	(0.49)	(0.41)	(0.07)	(0.18)	(0.25)	9.99	(3.84%	)[b]
12/31/14[h]	11.73	0.11	0.03	0.14	(0.24)	(0.98)	(1.22)	10.65	1.15%	[b]
Class R3
3/31/18[r]	$10.95	$0.03	$0.17	$0.20	$(0.18)	$(0.03)	$(0.21)	$10.94	1.88%	[b]
9/30/17	9.98	0.07	0.95	1.02	(0.05)	-	(0.05)	10.95	10.23%
9/30/16	9.98	0.08	0.52	0.60	(0.06)	(0.54)	(0.60)	9.98	6.16%
9/30/15[i]	10.65	0.06	(0.48)	(0.42)	(0.07)	(0.18)	(0.25)	9.98	(4.03%	)[b]
12/31/14[h]	11.73	0.08	0.04	0.12	(0.22)	(0.98)	(1.20)	10.65	0.97%	[b]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	73%	153%	171%	90%	94%	66%	61%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Amount of short sale dividend and loan expense had no impact on the ratio of expenses to average daily net assets.

The accompanying notes are an integral part of the consolidated financial statements.

30

Ratios / Supplemental Data
Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including short sale dividend and loan expense)[y]	Ratio of expenses to average daily net assets after expense waivers (including short sale dividend and loan expense)[j],y	Ratio of expenses to average daily net assets after expense waivers (excluding short sale dividend and loan expense)[j]		Net investment income (loss) to average daily net assets (including short sale dividend and loan expense)

$547,495	0.93%[a]	0.79%[a]	0.79	%[a],z	1.17%[a]
545,487	1.00%	0.81%	0.79%		1.33%
519,733	0.97%	0.80%	0.79%		1.39%
590,934	0.96%[a]	0.79%[a]	0.79%[a,z]		1.39%[a]
611,549	0.96%[a]	0.79%[a]	0.79%[a,z]		1.40%[a]

$8,190	1.03%[a]	0.89%[a]	0.89	%[a],z	1.08%[a]
7,554	1.10%	0.91%	0.89%		1.23%
7,390	1.07%	0.90%	0.89%		1.33%
7,340	1.06%[a]	0.89%[a]	0.89%[a,z]		1.26%[a]
12,994	1.01%	0.88%	0.88%[z]		2.12%
615,383	0.97%	0.86%	0.86%[z]		1.04%
547,436	1.00%	0.86%	0.86%		1.57%

$5,360	1.13%[a]	0.99%[a]	0.99	%[a],z	0.89%[a]
11,011	1.20%	1.01%	0.99%		1.12%
11,890	1.17%	1.00%	0.99%		1.23%
15,267	1.16%[a]	0.99%[a]	0.99%[a,z]		1.21%[a]
11,605	1.14%	0.99%	0.99%[z]		1.61%
11,658	1.07%	0.96%	0.96%[z]		0.98%
16,060	1.10%	0.96%	0.96%		1.45%

$9,630	1.23%[a]	1.09%[a]	1.09	%[a],z	0.87%[a]
9,916	1.30%	1.11%	1.09%		1.03%
9,991	1.27%	1.10%	1.09%		1.11%
14,055	1.26%[a]	1.09%[a]	1.09%[a,z]		1.09%[a]
16,936	1.25%	1.10%	1.10%[z]		1.50%
19,051	1.22%	1.11%	1.11%[z]		0.79%
23,253	1.25%	1.11%	1.11%		1.29%

$3,982	1.48%[a]	1.34%[a]	1.34	%[a],z	0.63%[a]
3,873	1.55%	1.36%	1.34%		0.77%
5,748	1.52%	1.35%	1.34%		0.87%
6,922	1.51%[a]	1.34%[a]	1.34%[a,z]		0.85%[a]
8,694	1.50%	1.35%	1.35%[z]		1.26%
8,844	1.47%	1.36%	1.36%[z]		0.53%
6,060	1.50%	1.36%	1.36%		1.07%

$11,520	1.38%[a]	1.24%[a]	1.24	%[a],z	0.73%[a]
10,527	1.45%	1.26%	1.24%		0.82%
16,392	1.42%	1.25%	1.24%		1.10%
2,642	1.41%[a]	1.24%[a]	1.24%[a,z]		0.93%[a]
101	1.41%[a]	1.24%[a]	1.24%[a,z]		1.20%[a]

$14,532	1.63%[a]	1.49%[a]	1.49	%[a],z	0.48%[a]
14,001	1.70%	1.51%	1.49%		0.64%
10,403	1.67%	1.50%	1.49%		0.83%
2,587	1.66%[a]	1.49%[a]	1.49%[a,z]		0.73%[a]
101	1.66%[a]	1.49%[a]	1.49%[a,z]		0.95%[a]

31

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Basis	of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2018, the Fund’s net assets were $600,709,462, of which $23,168,176 or 3.86%, represents the Subsidiary’s net assets.

Investment	Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Fund’s subadviser utilize one or a combination of, but not limited to, the following inputs.

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers:

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date the Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2018, for the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Investments
Common Stock*
Australia	$-	$52,449	$-	$52,449
Belgium	-	2,703,512	-	2,703,512
Bermuda	-	866,912	-	866,912
Brazil	1,782,755	-	-	1,782,755
Canada	2,271,752	-	-	2,271,752
Cayman Islands	3,386,095	395,254	-	3,781,349
China	-	59,778	-	59,778
Czech Republic	-	276,269	-	276,269
Denmark	-	15,663	-	15,663
Finland	-	890,007	-	890,007
France	55,325	11,667,615	-	11,722,940
Germany	-	6,057,902	-	6,057,902
Hong Kong	-	4,177,908	-	4,177,908
India	-	7,356,745	-	7,356,745
Indonesia	-	511,067	-	511,067
Ireland	315,619	-	-	315,619
Israel	10,828	-	-	10,828
Italy	-	6,455,553	-	6,455,553
Japan	-	54,433,788	-	54,433,788
Liberia	55,809	-	-	55,809
Malaysia	-	30,777	-	30,777
Mexico	3,556	19,259	-	22,815
Netherlands	2,853	8,719,107	-	8,721,960
Netherlands Antilles	835,079	-	-	835,079
Norway	-	13,455	-	13,455
Panama	19,608	-	-	19,608
Poland	-	8,623	-	8,623
Portugal	-	568,333	-	568,333
Republic of Korea	-	3,844,715	-	3,844,715

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Asset Investment (Continued)
Singapore	$2,356	$1,618,314	$-	$1,620,670
South Africa	-	16,203	-	16,203
Spain	-	2,042,819	-	2,042,819
Sweden	-	37,388	-	37,388
Switzerland	1,418,168	6,873,714	-	8,291,882
Taiwan	-	4,576,072	-	4,576,072
Thailand	950,612	385,821	-	1,336,433
Turkey	-	6,617	-	6,617
United Kingdom	4,596,124	12,984,327	-	17,580,451
United States	174,377,862	1,814,875	1,932	176,194,669
Preferred Stock*
Brazil	4,118	-	-	4,118
Republic of Korea	-	9,647	-	9,647
United States	4,759,632	1,838,559	4,609,001	11,207,192
Bank Loans	-	1,442,100	-	1,442,100
Corporate Debt	-	19,957,292	2,346,464	22,303,756
Sovereign Debt Obligations	-	53,124,929	-	53,124,929
U.S. Treasury Obligations	-	94,946,652	-	94,946,652
Mutual Funds	21,579,622	-	-	21,579,622
Purchased Options	54,309	1,688,276	-	1,742,585
Warrants	-	1,144	-	1,144
Rights	-	-	94,533	94,533
Short-Term Investments	-	65,266,300	-	65,266,300

Total Investments	$216,482,082	$377,755,740	$7,051,930	$601,289,752

Asset Derivatives
Forward Contracts	$-	$597,310	$-	$597,310
Futures Contracts	145,565	-	-	145,565
Swap Agreements	-	1,416,843	-	1,416,843

Total	$145,565	$2,014,153	$-	$2,159,718

Liability Derivatives
Forward Contracts	$-	$(392,676)	$-	$(392,676)
Futures Contracts	(126,094)	-	-	(126,094)
Swap Agreements	-	(369,836)	-	(369,836)
Written Options	(4,998)	(1,302,056)	-	(1,307,054)

Total	$(131,092)	$(2,064,568)	$-	$(2,195,660)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets, as applicable.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to: investments purchased on a when-issued basis, due to custodian, and collateral held/pledged for open derivative instruments approximate fair value, which would be categorized at Level 2, as of March 31, 2018.

The Fund had transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2018; however, none of the transfers individually or collectively had a material impact on the Fund. The Fund recognizes transfers between the Levels as of the beginning of the year.

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/17	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/18	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/18
Common Stock	$57,192	$-	$-	$(55,260)	$42,391	$(42,391)	$-		$-	$1,932	$(94,201)
Preferred Stock	7,398,880	-	-	(1,125,896)	2,255,882	(3,919,865)	-		-	4,609,001	(1,468,057)
Corporate Debt†	1,078,543	-	524	68,844	-	(4,653)	826,046	**	-	1,969,304	68,844
Corporate Debt	468,489	-	-	(44,036)	-	(47,293)	-		-	377,160	(44,036)
Pass-Through Securities†	518,174	-	(37,452)	63,898	-	(544,620)	-		-	-	-
Rights	-	-	-	-	94,533	-	-		-	94,533	-

	$9,521,278	$-	$(36,928)	$(1,092,450)	$2,392,806	$(4,558,822)	$826,046		$-	$7,051,930	$(1,537,450)

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common Stock — $1,932
Jawbone Health Hub, Inc.	$2	Worthless	Worthless	$0.00
Lookout, Inc.	1,930	Market Approach	Option Pricing Method / EV Multiple	6.00x

Corporate Debt — $471,693
AliphCom, Inc., Convertible	0	Worthless	Worthless	$0.00
AliphCom, Inc., Convertible	0	Worthless	Worthless	$0.00
Bio City Development Co. B.V., Convertible	377,160	Market Approach	Debt Restructure Analysis - Expected Recovery Rate	41.10%
			Cashflow Discount Rate	19.50%
Fieldwood Energy LLC	94,533	New Purchase	Purchase Price	$97.00
REI Agro Ltd., Convertible	0	Worthless	Worthless	$0.00

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred Stock — $4,609,001
Domo, Inc. Series D-2, Convertible	$921,120	Market Approach	EV/Multiple	9.50x
			1 Year Revenue Growth Rate	29.7%
Grand Rounds, Inc. Series C, Convertible	294,815	Market Approach	Probability Weighted Expected Return Method
			2018 IPO Probability	35%
			2019 IPO Probability	45%
			Sale Probability	15%
			Insolvency Probability	5%
Lookout, Inc. Series F	575,335	Market Approach	Option Pricing Method / EV Multiple	6.00x
Palantir Technologies, Inc. Series I	590,077	Market Approach	EV/Multiple	14.00x
			1 Year Revenue Growth Rate	10.9%
Uber Technologies, Inc., Series D	2,227,654	Market Approach	EV/Multiple	6.38x

Total	$5,082,626		1 Year Revenue Growth Rate	50%

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2018. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A
Total Return Swaps****
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	M

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investment	M
Directional Investment	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At March 31, 2018, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$597,310	$-	$597,310
Futures Contracts^^	-	145,565	-	-	145,565
Swap Agreements*	-	1,129,571	146,522	-	1,276,093
Swap Agreements^^,^^^	-	-	-	140,750	140,750
Purchased Options*	-	1,055,947	517,927	168,711	1,742,585

Total Value	$-	$2,331,083	$1,261,759	$309,461	$3,902,303

Liability Derivatives
Forward Contracts^	$-	$-	$(392,676)	$-	$(392,676)
Futures Contracts^^	-	(126,094)	-	-	(126,094)
Swap Agreements^	-	(1,150)	-	-	(1,150)
Swap Agreements^^,^^^	(15,227)	-	-	(353,459)	(368,686)
Written Options^	-	(634,554)	(94,954)	(577,546)	(1,307,054)

Total Value	$(15,227)	$(761,798)	$(487,630)	$(931,005)	$(2,195,660)

Realized Gain (Loss)#
Purchased Options	$-	$526,024	$(253,410)	$(337,121)	$(64,507)
Forward Contracts	-	-	520,881	-	520,881
Futures Contracts	-	(698,204)	-	-	(698,204)
Swap Agreements	(74,550)	91,634	(106,134)	(128,512)	(217,562)
Written Options	-	300,595	34,511	(81,001)	254,105

Total Realized Gain (Loss)	$(74,550)	$220,049	$195,848	$(546,634)	$(205,287)

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Change in Appreciation (Depreciation)##
Purchased Options	$-	$209,383	$67,538	$(95,951)	$180,970
Forward Contracts	-	-	217,815	-	217,815
Futures Contracts	-	198,480	-	-	198,480
Swap Agreements	10,035	232,109	(219,036)	(214,471)	(191,363)
Written Options	-	(100,381)	23,646	(66,551)	(143,286)

Total Change in Appreciation (Depreciation)	$10,035	$539,591	$89,963	$(376,973)	$262,616

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in the Fund’s Consolidated Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.
^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or forward contracts, as applicable.

For the period ended March 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts, or Shares/Units†
Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
56	$40,499,251	$43,142,250	27,195,217	$201,723,882	12,203,903	$92,525,648

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2018.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund as of March 31, 2018.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$146,522	$-	$-	$146,522
Barclays Bank PLC	341,694	(282,425)	(59,269)	-
BNP Paribas SA	1,365,195	(120,928)	(1,244,267)	-
Citibank N.A.	8,131	(8,131)	-	-
Deutsche Bank AG	128,220	(116,375)	-	11,845
Goldman Sachs International	451,235	(451,235)	-	-
JP Morgan Chase Bank N.A.	77,641	-	(10,000)	67,641
Morgan Stanley & Co.	22,417	(12,939)	(9,478)	-
Societe Generale	46,183	(1,389)	-	44,794
UBS AG	974,441	(468,885)	(466,000)	39,556

	$3,561,679	$(1,462,307)	$(1,789,014)	$310,358

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund as of March 31, 2018.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Barclays Bank PLC	$(282,425)	$282,425	$-	$-
BNP Paribas SA	(120,928)	120,928	-	-
Citibank N.A.	(60,085)	8,131	-	(51,954)
Deutsche Bank AG	(116,375)	116,375	-	-
Goldman Sachs International	(632,856)	451,235	181,621	-
Morgan Stanley & Co.	(12,939)	12,939	-	-
Societe Generale	(1,389)	1,389	-	-
UBS AG	(468,885)	468,885	-	-

	$(1,695,882)	$1,462,307	$181,621	$(51,954)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2018, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. The Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Consolidated Portfolio of Investments. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Consolidated Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, or rates which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

Swap agreements outstanding at the end of the period, if any, are listed in the Fund’s Portfolio of Investments. The Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Consolidated Portfolio of Investments. The Fund’s current exposure to a counterparty is the fair value of the contract.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If the Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2018, the Fund had no unfunded loan commitments.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political,

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid monthly by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period.

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2019 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2018, there were no brokerage commissions rebated under these agreements.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2018, was 9.0%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2018, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$264,101,064	$137,872,196	$263,390,432	$189,399,141

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Class I
Sold	1,576,700	$17,863,650	2,373,981	$25,116,816
Issued as reinvestment of dividends	1,215,587	13,565,956	479,175	4,830,083
Redeemed	(2,437,262)	(27,490,694)	(5,168,182)	(53,991,113)

Net increase (decrease)	355,025	$3,938,912	(2,315,026)	$(24,044,214)

Class R5
Sold	71,143	$816,641	64,857	$689,192
Issued as reinvestment of dividends	15,725	177,850	5,509	56,300
Redeemed	(28,593)	(327,574)	(120,909)	(1,249,488)

Net increase (decrease)	58,275	$666,917	(50,543)	$(503,996)

Service Class
Sold	27,095	$304,933	54,572	$570,914
Issued as reinvestment of dividends	22,317	248,833	8,138	82,030
Redeemed	(555,324)	(6,207,898)	(247,792)	(2,566,815)

Net increase (decrease)	(505,912)	$(5,654,132)	(185,082)	$(1,913,871)

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Administrative Class
Sold	31,041	$364,754	65,966	$714,658
Issued as reinvestment of dividends	18,318	210,845	5,105	53,040
Redeemed	(73,070)	(844,807)	(164,732)	(1,750,259)

Net increase (decrease)	(23,711)	$(269,208)	(93,661)	$(982,561)

Class A
Sold	32,297	$361,693	60,991	$628,498
Issued as reinvestment of dividends	6,108	67,977	1,980	19,896
Redeemed	(28,817)	(323,246)	(283,908)	(3,010,846)

Net increase (decrease)	9,588	$106,424	(220,937)	$(2,362,452)

Class R4
Sold	139,199	$1,548,373	389,698	$3,971,974
Issued as reinvestment of dividends	21,132	232,877	9,967	99,371
Redeemed	(68,253)	(756,781)	(1,079,342)	(10,980,523)

Net increase (decrease)	92,078	$1,024,469	(679,677)	$(6,909,178)

Class R3
Sold	117,185	$1,302,468	680,562	$6,980,357
Issued as reinvestment of dividends	23,792	261,470	5,660	56,263
Redeemed	(91,465)	(1,014,481)	(449,720)	(4,654,137)

Net increase (decrease)	49,512	$549,457	236,502	$2,382,483

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2018, no amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2018.

6.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$557,719,874	$60,042,461	$(16,472,583)	$43,569,878

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2017, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$5,196,983	$ -	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2017, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, defaulted bond income accruals, hybrid income accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$13,126,688	$23,042	$(105,277)	$41,623,023

The Fund did not have any unrecognized tax benefits at March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2018, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Fund has adopted the Rule’s Regulation S-X amendments and the Fund’s financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Fund’s financial statements.

52

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

53

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2018:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.79%	$1,022.40	$3.94	$1,020.80	$3.94
Class R5	1,000	0.89%	1,022.00	4.44	1,020.30	4.43
Service Class	1,000	0.99%	1,021.30	4.93	1,019.80	4.93
Administrative Class	1,000	1.09%	1,020.50	5.43	1,019.30	5.43
Class A	1,000	1.34%	1,020.00	6.67	1,018.00	6.67
Class R4	1,000	1.24%	1,020.00	6.18	1,018.50	6.17
Class R3	1,000	1.49%	1,018.80	7.42	1,017.30	7.41

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

54

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44650-00

MassMutual

Semiannual Report

MassMutual RetireSMART℠ Funds

March 31, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

March 31, 2018

Welcome to the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds Semiannual Report, covering the six months ended March 31, 2018.

Market Highlights

•	During the period, U.S. stocks enjoyed moderately positive performance, while encountering increased volatility.

•	Economic data throughout the period pointed to a synchronized global growth environment.

•	Foreign stocks in developed markets trailed U.S. stock returns for the period, while foreign stocks in emerging markets beat domestic broad market indexes.

•	U.S. bonds continued to face headwinds, as the Federal Reserve Board (the “Fed”) increased short-term rates and had a change in leadership.

Market Commentary

For the six-month period, beginning October 1, 2017, equity investors enjoyed moderately positive returns. U.S. stocks continued to rise sharply at the start of the period, but encountered increased volatility toward the end of the first quarter of 2018. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the quarter ended March 31, 2018, after hitting record highs in January.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times!

Several factors contributed to this market volatility. While global economic data provided investors with some confidence in a synchronized global growth environment, wage growth in the U.S. triggered the first major sell-off in domestic markets, as investors sought to balance the likelihood of continued growth against the Fed’s intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Political turbulence also contributed, as investors tried to make sense of reduced taxes, increasing federal debt limits, and tariffs imposed by the Trump administration. Lastly, scrutiny concerning revelations about how social media companies use data, and in particular, how Facebook had allowed customer data to be mined undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs.

As a result, the broad market S&P 500 delivered only a modest 4.60% return for the period. The technology-heavy NASDAQ Composite Index managed to grow 8.03%, even with the late period sell-offs. Headlines followed the skyrocketing Dow through the six months, as it peaked to record heights and then dropped – ultimately providing a 7.04% return for the period. Small- and mid-cap stocks underperformed their larger peers and growth stocks widely outperformed their value peers during the period.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited) (Continued)

The market sell-offs during the last months of the period affected all sectors broadly. The information technology and consumer discretionary sectors held onto earlier gains and managed to end the period with positive returns. The financials and industrials sectors also delivered modest positive returns. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and utilities lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, returning a modest 1.42% gain for the six months. Though developed markets participated in the synchronized global growth environment noted above, they lagged under the weight of sell-offs in the U.S. markets. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a 7.49% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes and a change in leadership. Meeting for the first time under new Chairman, Jerome Powell, the Federal Open Market Committee raised the target range for the federal funds rate by a quarter point to 1.50-1.75% during its March 2018 meeting. While this was in line with market expectations, it was also the second hike during the reporting period – totaling four hikes in one year. They also projected a steeper path of increases in 2019 and 2020 as economic outlooks continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields spiked, with the 10-year U.S. Treasury bond ending the period at 2.74% after surging as high as 2.93%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.46%. Investment-grade and high-yield corporate bonds fared no better in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period down 4.05%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, but still ended the period down 0.86%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (risk-based) Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (MML Advisers)), Barings Funds (which are advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•	MM RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•	MM RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•	MM RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MM RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•	MM RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MM RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	69.7%
Equity Funds	30.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	61.3%
Fixed Income Funds	38.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	84.4%
Fixed Income Funds	15.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	96.9%
Fixed Income Funds	3.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target-date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ current asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely to have stopped making new investments in the Fund at or around that time (or designed for investors already in retirement for the MM RetireSMART In Retirement Fund). Underlying Funds can include series of the MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (MML Advisers)), Barings Funds (which are advised by Barings LLC (Barings), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

•	MM RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•	MM RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative, until reaching approximately 35% in equity funds and similar funds and 65% in fixed income funds, including money market funds, approximately 15 years after the target retirement date.

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	64.8%
Equity Funds	35.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	58.6%
Equity Funds	41.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	53.6%
Equity Funds	46.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	68.4%
Fixed Income Funds	31.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	83.7%
Fixed Income Funds	16.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	90.1%
Fixed Income Funds	10.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	55.8%
Fixed Income Funds	44.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	77.0%
Fixed Income Funds	23.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	87.0%
Fixed Income Funds	13.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	93.6%
Fixed Income Funds	6.4%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

6

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2055 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	94.5%
Fixed Income Funds	5.5%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

MassMutual RetireSMART 2060 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	94.6%
Fixed Income Funds	5.3%

Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

7

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.4%
DFA Commodity Strategy Portfolio	344,028	$2,050,405
MassMutual Premier Disciplined Growth Fund, Class I (a)	272,246	3,446,635
MassMutual Premier Disciplined Value Fund, Class I (a)	211,854	3,408,734
MassMutual Premier International Equity Fund, Class I (a)	169,002	2,327,158
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	245,212	3,371,672
MassMutual Select Blue Chip Growth Fund, Class I (a)	47,147	987,719
MassMutual Select Diversified Value Fund, Class I (a)	126,017	1,573,953
MassMutual Select Equity Opportunities Fund, Class I (a)	164,333	2,744,358
MassMutual Select Fundamental Growth Fund, Class I (a)	101,126	864,631
MassMutual Select Fundamental Value Fund, Class I (a)	73,285	826,650
MassMutual Select Growth Opportunities Fund, Class I (a)	54,780	629,418
MassMutual Select Mid Cap Growth Fund, Class I (a)	27,265	606,111
MassMutual Select Mid-Cap Value Fund, Class I (a)	95,558	1,276,657
MassMutual Select Overseas Fund, Class I (a)	639,327	6,118,357
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	51,769	844,873
MassMutual Select Small Cap Value Equity Fund, Class I (a)	64,664	1,052,090
MassMutual Select Small Company Value Fund, Class I (a)	40,642	452,756
MM Select Equity Asset Fund, Class I (a)	2,436,292	28,431,530
Oppenheimer Real Estate Fund, Class I (a)	21,394	498,488

		61,512,195

Fixed Income Funds — 69.7%
Barings Global Floating Rate Fund, Class Y (a)	197,010	1,879,476
MassMutual Premier Core Bond Fund, Class I (a)	2,921,198	31,081,544
MassMutual Premier High Yield Fund, Class I (a)	473,956	4,241,908
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	359,923	3,678,415

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,869,488	$29,125,300
MassMutual Select Strategic Bond Fund, Class I (a)	1,106,908	11,367,944
MassMutual Select Total Return Bond Fund, Class I (a)	1,428,241	13,739,679
MM Select Bond and Income Asset Fund, Class I (a)	4,230,885	40,531,874
Oppenheimer International Bond Fund, Class I (a)	914,067	5,520,963

		141,167,103

TOTAL MUTUAL FUNDS (Cost $201,859,294)		202,679,298

TOTAL LONG-TERM INVESTMENTS (Cost $201,859,294)		202,679,298

TOTAL INVESTMENTS — 100.1% (Cost $201,859,294) (b)		202,679,298

Other Assets/(Liabilities) — (0.1)%		(144,490)

NET ASSETS — 100.0%		$202,534,808

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.3%
DFA Commodity Strategy Portfolio	676,863	$4,034,103
MassMutual Premier Disciplined Growth Fund, Class I (a)	540,862	6,847,315
MassMutual Premier Disciplined Value Fund, Class I (a)	421,324	6,779,104
MassMutual Premier International Equity Fund, Class I (a)	417,695	5,751,663
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	674,960	9,280,700
MassMutual Select Blue Chip Growth Fund, Class I (a)	246,115	5,156,104
MassMutual Select Diversified Value Fund, Class I (a)	673,223	8,408,552
MassMutual Select Equity Opportunities Fund, Class I (a)	298,487	4,984,741
MassMutual Select Fundamental Growth Fund, Class I (a)	525,060	4,489,262
MassMutual Select Fundamental Value Fund, Class I (a)	378,271	4,266,892
MassMutual Select Growth Opportunities Fund, Class I (a)	284,972	3,274,326
MassMutual Select Mid Cap Growth Fund, Class I (a)	73,547	1,634,952
MassMutual Select Mid-Cap Value Fund, Class I (a)	261,219	3,489,889
MassMutual Select Overseas Fund, Class I (a)	1,581,499	15,134,947
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	142,918	2,332,422
MassMutual Select Small Cap Value Equity Fund, Class I (a)	178,561	2,905,179
MassMutual Select Small Company Value Fund, Class I (a)	112,404	1,252,184
MM Select Equity Asset Fund, Class I (a)	6,838,884	79,809,779
Oppenheimer Real Estate Fund, Class I (a)	53,612	1,249,152

		171,081,266

Fixed Income Funds — 38.8%
Barings Global Floating Rate Fund, Class Y (a)	175,818	1,677,300
MassMutual Premier Core Bond Fund, Class I (a)	2,276,669	24,223,762
MassMutual Premier High Yield Fund, Class I (a)	425,755	3,810,505
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	279,984	2,861,432

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,064,188	$20,951,511
MassMutual Select Strategic Bond Fund, Class I (a)	864,412	8,877,514
MassMutual Select Total Return Bond Fund, Class I (a)	1,115,059	10,726,869
MM Select Bond and Income Asset Fund, Class I (a)	3,209,135	30,743,515
Oppenheimer International Bond Fund, Class I (a)	706,263	4,265,826

		108,138,234

TOTAL MUTUAL FUNDS (Cost $266,371,520)		279,219,500

TOTAL LONG-TERM INVESTMENTS (Cost $266,371,520)		279,219,500

TOTAL INVESTMENTS — 100.1% (Cost $266,371,520) (b)		279,219,500

Other Assets/(Liabilities) — (0.1)%		(206,569)

NET ASSETS — 100.0%		$279,012,931

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.4%
DFA Commodity Strategy Portfolio	659,545	$3,930,888
MassMutual Premier Disciplined Growth Fund, Class I (a)	190,735	2,414,700
MassMutual Premier Disciplined Value Fund, Class I (a)	148,207	2,384,643
MassMutual Premier International Equity Fund, Class I (a)	467,434	6,436,567
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	812,252	11,168,465
MassMutual Select Blue Chip Growth Fund, Class I (a)	448,514	9,396,361
MassMutual Select Diversified Value Fund, Class I (a)	1,123,468	14,032,112
MassMutual Select Equity Opportunities Fund, Class I (a)	238,373	3,980,825
MassMutual Select Fundamental Growth Fund, Class I (a)	958,646	8,196,420
MassMutual Select Fundamental Value Fund, Class I (a)	675,670	7,621,557
MassMutual Select Growth Opportunities Fund, Class I (a)	519,574	5,969,901
MassMutual Select Mid Cap Growth Fund, Class I (a)	88,061	1,957,591
MassMutual Select Mid-Cap Value Fund, Class I (a)	470,812	6,290,049
MassMutual Select Overseas Fund, Class I (a)	1,769,205	16,931,296
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	172,017	2,807,312
MassMutual Select Small Cap Value Equity Fund, Class I (a)	214,843	3,495,491
MassMutual Select Small Company Value Fund, Class I (a)	135,207	1,506,203
MM Select Equity Asset Fund, Class I (a)	8,239,542	96,155,450
Oppenheimer Real Estate Fund, Class I (a)	61,783	1,439,544

		206,115,375

Fixed Income Funds — 15.7%
Barings Global Floating Rate Fund, Class Y (a)	66,576	635,135
MassMutual Premier Core Bond Fund, Class I (a)	846,686	9,008,743
MassMutual Premier High Yield Fund, Class I (a)	155,637	1,392,955
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	99,629	1,018,212

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	634,999	$6,445,240
MassMutual Select Strategic Bond Fund, Class I (a)	322,098	3,307,943
MassMutual Select Total Return Bond Fund, Class I (a)	415,504	3,997,149
MM Select Bond and Income Asset Fund, Class I (a)	1,130,282	10,828,099
Oppenheimer International Bond Fund, Class I (a)	274,222	1,656,300

		38,289,776

TOTAL MUTUAL FUNDS (Cost $227,999,129)		244,405,151

TOTAL LONG-TERM INVESTMENTS (Cost $227,999,129)		244,405,151

TOTAL INVESTMENTS — 100.1% (Cost $227,999,129) (b)		244,405,151

Other Assets/(Liabilities) — (0.1)%		(177,405)

NET ASSETS — 100.0%		$244,227,746

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 96.9%
DFA Commodity Strategy Portfolio	361,242	$2,153,004
MassMutual Premier Disciplined Growth Fund, Class I (a)	90,207	1,142,025
MassMutual Premier Disciplined Value Fund, Class I (a)	70,317	1,131,409
MassMutual Premier International Equity Fund, Class I (a)	254,522	3,504,774
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	441,968	6,077,059
MassMutual Select Blue Chip Growth Fund, Class I (a)	247,871	5,192,888
MassMutual Select Diversified Value Fund, Class I (a)	689,493	8,611,767
MassMutual Select Equity Opportunities Fund, Class I (a)	128,989	2,154,111
MassMutual Select Fundamental Growth Fund, Class I (a)	528,891	4,522,017
MassMutual Select Fundamental Value Fund, Class I (a)	380,514	4,292,196
MassMutual Select Growth Opportunities Fund, Class I (a)	286,971	3,297,298
MassMutual Select Mid Cap Growth Fund, Class I (a)	48,259	1,072,803
MassMutual Select Mid-Cap Value Fund, Class I (a)	166,653	2,226,485
MassMutual Select Overseas Fund, Class I (a)	963,876	9,224,289
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	93,632	1,528,071
MassMutual Select Small Cap Value Equity Fund, Class I (a)	117,050	1,904,409
MassMutual Select Small Company Value Fund, Class I (a)	73,639	820,343
MM Select Equity Asset Fund, Class I (a)	4,503,302	52,553,539
Oppenheimer Real Estate Fund, Class I (a)	33,220	774,033

		112,182,520

Fixed Income Funds — 3.2%
Barings Global Floating Rate Fund, Class Y (a)	5,825	55,573
MassMutual Premier Core Bond Fund, Class I (a)	71,699	762,877
MassMutual Premier High Yield Fund, Class I (a)	14,422	129,080
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	29,090	297,302

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	59,499	$603,910
MassMutual Select Strategic Bond Fund, Class I (a)	27,186	279,205
MassMutual Select Total Return Bond Fund, Class I (a)	34,878	335,528
MM Select Bond and Income Asset Fund, Class I (a)	106,400	1,019,315
Oppenheimer International Bond Fund, Class I (a)	23,535	142,150

		3,624,940

TOTAL MUTUAL FUNDS (Cost $107,482,829)		115,807,460

TOTAL LONG-TERM INVESTMENTS (Cost $107,482,829)		115,807,460

TOTAL INVESTMENTS — 100.1% (Cost $107,482,829) (b)		115,807,460

Other Assets/(Liabilities) — (0.1)%		(68,765)

NET ASSETS — 100.0%		$115,738,695

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.3%
DFA Commodity Strategy Portfolio	175,267	$1,044,593
MassMutual Premier Disciplined Growth Fund, Class I (a)	139,368	1,764,401
MassMutual Premier Disciplined Value Fund, Class I (a)	108,569	1,746,869
MassMutual Premier International Equity Fund, Class I (a)	83,402	1,148,450
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	118,173	1,624,885
MassMutual Select Blue Chip Growth Fund, Class I (a)	18,303	383,454
MassMutual Select Diversified Value Fund, Class I (a)	47,452	592,671
MassMutual Select Equity Opportunities Fund, Class I (a)	84,788	1,415,962
MassMutual Select Fundamental Growth Fund, Class I (a)	39,272	335,775
MassMutual Select Fundamental Value Fund, Class I (a)	28,365	319,961
MassMutual Select Growth Opportunities Fund, Class I (a)	21,236	243,999
MassMutual Select Mid Cap Growth Fund, Class I (a)	13,409	298,087
MassMutual Select Mid-Cap Value Fund, Class I (a)	46,978	627,622
MassMutual Select Overseas Fund, Class I (a)	316,073	3,024,814
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	24,937	406,979
MassMutual Select Small Cap Value Equity Fund, Class I (a)	31,199	507,604
MassMutual Select Small Company Value Fund, Class I (a)	19,630	218,679
MM Select Equity Asset Fund, Class I (a)	1,169,258	13,645,242
Oppenheimer Real Estate Fund, Class I (a)	10,338	240,881

		29,590,928

Fixed Income Funds — 64.8%
Barings Global Floating Rate Fund, Class Y (a)	67,786	646,677
MassMutual Premier Core Bond Fund, Class I (a)	969,149	10,311,745
MassMutual Premier High Yield Fund, Class I (a)	180,837	1,618,491
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	426,903	4,362,950

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,115,464	$11,321,957
MassMutual Select Strategic Bond Fund, Class I (a)	366,022	3,759,043
MassMutual Select Total Return Bond Fund, Class I (a)	469,567	4,517,238
MM Select Bond and Income Asset Fund, Class I (a)	1,628,493	15,600,960
Oppenheimer International Bond Fund, Class I (a)	350,277	2,115,676

		54,254,737

TOTAL MUTUAL FUNDS (Cost $82,873,539)		83,845,665

TOTAL LONG-TERM INVESTMENTS (Cost $82,873,539)		83,845,665

TOTAL INVESTMENTS — 100.1% (Cost $82,873,539) (b)		83,845,665

Other Assets/(Liabilities) — (0.1)%		(47,449)

NET ASSETS — 100.0%		$83,798,216

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 41.5%
DFA Commodity Strategy Portfolio	131,702	$784,943
MassMutual Premier Disciplined Growth Fund, Class I (a)	103,981	1,316,405
MassMutual Premier Disciplined Value Fund, Class I (a)	80,961	1,302,668
MassMutual Premier International Equity Fund, Class I (a)	68,222	939,422
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	101,734	1,398,847
MassMutual Select Blue Chip Growth Fund, Class I (a)	24,286	508,795
MassMutual Select Diversified Value Fund, Class I (a)	67,063	837,620
MassMutual Select Equity Opportunities Fund, Class I (a)	62,036	1,036,001
MassMutual Select Fundamental Growth Fund, Class I (a)	51,966	444,313
MassMutual Select Fundamental Value Fund, Class I (a)	37,730	425,592
MassMutual Select Growth Opportunities Fund, Class I (a)	28,151	323,455
MassMutual Select Mid Cap Growth Fund, Class I (a)	11,337	252,016
MassMutual Select Mid-Cap Value Fund, Class I (a)	37,363	499,171
MassMutual Select Overseas Fund, Class I (a)	258,444	2,473,310
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	21,493	350,761
MassMutual Select Small Cap Value Equity Fund, Class I (a)	26,863	437,053
MassMutual Select Small Company Value Fund, Class I (a)	16,901	188,277
MM Select Equity Asset Fund, Class I (a)	1,015,868	11,855,179
Oppenheimer Real Estate Fund, Class I (a)	8,621	200,877

		25,574,705

Fixed Income Funds — 58.6%
Barings Global Floating Rate Fund, Class Y (a)	51,566	491,939
MassMutual Premier Core Bond Fund, Class I (a)	648,520	6,900,255
MassMutual Premier High Yield Fund, Class I (a)	132,060	1,181,935
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	285,378	2,916,566

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	721,646	$7,324,708
MassMutual Select Strategic Bond Fund, Class I (a)	245,131	2,517,495
MassMutual Select Total Return Bond Fund, Class I (a)	314,480	3,025,294
MM Select Bond and Income Asset Fund, Class I (a)	1,077,739	10,324,735
Oppenheimer International Bond Fund, Class I (a)	233,880	1,412,632

		36,095,559

TOTAL MUTUAL FUNDS (Cost $60,566,286)		61,670,264

TOTAL LONG-TERM INVESTMENTS (Cost $60,566,286)		61,670,264

TOTAL INVESTMENTS — 100.1% (Cost $60,566,286) (b)		61,670,264

Other Assets/(Liabilities) — (0.1)%		(34,122)

NET ASSETS — 100.0%		$61,636,142

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 46.5%
DFA Commodity Strategy Portfolio	176,051	$1,049,264
MassMutual Premier Disciplined Growth Fund, Class I (a)	138,483	1,753,193
MassMutual Premier Disciplined Value Fund, Class I (a)	107,898	1,736,072
MassMutual Premier International Equity Fund, Class I (a)	96,179	1,324,379
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	147,245	2,024,615
MassMutual Select Blue Chip Growth Fund, Class I (a)	41,410	867,547
MassMutual Select Diversified Value Fund, Class I (a)	115,744	1,445,637
MassMutual Select Equity Opportunities Fund, Class I (a)	81,604	1,362,794
MassMutual Select Fundamental Growth Fund, Class I (a)	88,538	757,003
MassMutual Select Fundamental Value Fund, Class I (a)	64,324	725,580
MassMutual Select Growth Opportunities Fund, Class I (a)	47,967	551,144
MassMutual Select Mid Cap Growth Fund, Class I (a)	16,368	363,855
MassMutual Select Mid-Cap Value Fund, Class I (a)	52,418	700,310
MassMutual Select Overseas Fund, Class I (a)	364,493	3,488,202
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	31,110	507,723
MassMutual Select Small Cap Value Equity Fund, Class I (a)	38,915	633,152
MassMutual Select Small Company Value Fund, Class I (a)	24,494	272,864
MM Select Equity Asset Fund, Class I (a)	1,476,551	17,231,348
Oppenheimer Real Estate Fund, Class I (a)	12,199	284,241

		37,078,923

Fixed Income Funds — 53.6%
Barings Global Floating Rate Fund, Class Y (a)	63,096	601,935
MassMutual Premier Core Bond Fund, Class I (a)	770,337	8,196,387
MassMutual Premier High Yield Fund, Class I (a)	166,457	1,489,794
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	338,722	3,461,737

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	841,993	$8,546,226
MassMutual Select Strategic Bond Fund, Class I (a)	291,167	2,990,286
MassMutual Select Total Return Bond Fund, Class I (a)	373,543	3,593,482
MM Select Bond and Income Asset Fund, Class I (a)	1,272,750	12,192,949
Oppenheimer International Bond Fund, Class I (a)	277,381	1,675,380

		42,748,176

TOTAL MUTUAL FUNDS (Cost $78,138,420)		79,827,099

TOTAL LONG-TERM INVESTMENTS (Cost $78,138,420)		79,827,099

TOTAL INVESTMENTS — 100.1% (Cost $78,138,420) (b)		79,827,099

Other Assets/(Liabilities) — (0.1)%		(40,223)

NET ASSETS — 100.0%		$79,786,876

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 55.8%
DFA Commodity Strategy Portfolio	1,056,915	$6,299,210
MassMutual Premier Disciplined Growth Fund, Class I (a)	839,283	10,625,321
MassMutual Premier Disciplined Value Fund, Class I (a)	653,705	10,518,107
MassMutual Premier International Equity Fund, Class I (a)	631,144	8,690,857
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,007,052	13,846,968
MassMutual Select Blue Chip Growth Fund, Class I (a)	346,660	7,262,524
MassMutual Select Diversified Value Fund, Class I (a)	981,356	12,257,136
MassMutual Select Equity Opportunities Fund, Class I (a)	472,758	7,895,060
MassMutual Select Fundamental Growth Fund, Class I (a)	740,367	6,330,136
MassMutual Select Fundamental Value Fund, Class I (a)	539,594	6,086,617
MassMutual Select Growth Opportunities Fund, Class I (a)	401,492	4,613,142
MassMutual Select Mid Cap Growth Fund, Class I (a)	110,515	2,456,739
MassMutual Select Mid-Cap Value Fund, Class I (a)	341,819	4,566,707
MassMutual Select Overseas Fund, Class I (a)	2,391,286	22,884,607
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	212,975	3,475,752
MassMutual Select Small Cap Value Equity Fund, Class I (a)	266,223	4,331,446
MassMutual Select Small Company Value Fund, Class I (a)	167,576	1,866,791
MM Select Equity Asset Fund, Class I (a)	10,182,157	118,825,769
Oppenheimer Real Estate Fund, Class I (a)	81,060	1,888,693

		254,721,582

Fixed Income Funds — 44.3%
Barings Global Floating Rate Fund, Class Y (a)	316,330	3,017,786
MassMutual Premier Core Bond Fund, Class I (a)	3,671,380	39,063,484
MassMutual Premier High Yield Fund, Class I (a)	805,391	7,208,245
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,608,833	16,442,276

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,885,822	$39,441,096
MassMutual Select Strategic Bond Fund, Class I (a)	1,389,287	14,267,979
MassMutual Select Total Return Bond Fund, Class I (a)	1,782,332	17,146,031
MM Select Bond and Income Asset Fund, Class I (a)	5,999,594	57,476,113
Oppenheimer International Bond Fund, Class I (a)	1,315,790	7,947,372

		202,010,382

TOTAL MUTUAL FUNDS (Cost $437,471,911)		456,731,964

TOTAL LONG-TERM INVESTMENTS (Cost $437,471,911)		456,731,964

TOTAL INVESTMENTS — 100.1% (Cost $437,471,911) (b)		456,731,964

Other Assets/(Liabilities) — (0.1)%		(362,119)

NET ASSETS — 100.0%		$456,369,845

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 68.4%
DFA Commodity Strategy Portfolio	694,841	$4,141,252
MassMutual Premier Disciplined Growth Fund, Class I (a)	525,982	6,658,936
MassMutual Premier Disciplined Value Fund, Class I (a)	410,032	6,597,410
MassMutual Premier International Equity Fund, Class I (a)	458,556	6,314,318
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	760,153	10,452,101
MassMutual Select Blue Chip Growth Fund, Class I (a)	312,080	6,538,085
MassMutual Select Diversified Value Fund, Class I (a)	881,817	11,013,889
MassMutual Select Equity Opportunities Fund, Class I (a)	296,124	4,945,266
MassMutual Select Fundamental Growth Fund, Class I (a)	666,547	5,698,973
MassMutual Select Fundamental Value Fund, Class I (a)	483,794	5,457,196
MassMutual Select Growth Opportunities Fund, Class I (a)	361,287	4,151,185
MassMutual Select Mid Cap Growth Fund, Class I (a)	83,738	1,861,488
MassMutual Select Mid-Cap Value Fund, Class I (a)	258,406	3,452,310
MassMutual Select Overseas Fund, Class I (a)	1,738,126	16,633,870
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	160,787	2,624,039
MassMutual Select Small Cap Value Equity Fund, Class I (a)	201,244	3,274,240
MassMutual Select Small Company Value Fund, Class I (a)	126,637	1,410,734
MM Select Equity Asset Fund, Class I (a)	7,732,181	90,234,558
Oppenheimer Real Estate Fund, Class I (a)	59,345	1,382,736

		192,842,586

Fixed Income Funds — 31.7%
Barings Global Floating Rate Fund, Class Y (a)	149,947	1,430,494
MassMutual Premier Core Bond Fund, Class I (a)	1,582,592	16,838,777
MassMutual Premier High Yield Fund, Class I (a)	405,354	3,627,919
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	715,270	7,310,062

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,670,324	$16,953,787
MassMutual Select Strategic Bond Fund, Class I (a)	598,761	6,149,275
MassMutual Select Total Return Bond Fund, Class I (a)	768,163	7,389,729
MM Select Bond and Income Asset Fund, Class I (a)	2,631,369	25,208,516
Oppenheimer International Bond Fund, Class I (a)	710,956	4,294,176

		89,202,735

TOTAL MUTUAL FUNDS (Cost $266,323,929)		282,045,321

TOTAL LONG-TERM INVESTMENTS (Cost $266,323,929)		282,045,321

TOTAL INVESTMENTS — 100.1% (Cost $266,323,929) (b)		282,045,321

Other Assets/(Liabilities) — (0.1)%		(206,957)

NET ASSETS — 100.0%		$281,838,364

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 77.0%
DFA Commodity Strategy Portfolio	1,394,231	$8,309,615
MassMutual Premier Disciplined Growth Fund, Class I (a)	915,167	11,586,012
MassMutual Premier Disciplined Value Fund, Class I (a)	713,434	11,479,154
MassMutual Premier International Equity Fund, Class I (a)	993,204	13,676,424
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,692,427	23,270,876
MassMutual Select Blue Chip Growth Fund, Class I (a)	791,772	16,587,631
MassMutual Select Diversified Value Fund, Class I (a)	2,233,413	27,895,332
MassMutual Select Equity Opportunities Fund, Class I (a)	564,706	9,430,588
MassMutual Select Fundamental Growth Fund, Class I (a)	1,690,794	14,456,290
MassMutual Select Fundamental Value Fund, Class I (a)	1,224,191	13,808,875
MassMutual Select Growth Opportunities Fund, Class I (a)	916,600	10,531,732
MassMutual Select Mid Cap Growth Fund, Class I (a)	185,925	4,133,107
MassMutual Select Mid-Cap Value Fund, Class I (a)	580,807	7,759,580
MassMutual Select Overseas Fund, Class I (a)	3,764,136	36,022,778
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	358,196	5,845,752
MassMutual Select Small Cap Value Equity Fund, Class I (a)	448,267	7,293,304
MassMutual Select Small Company Value Fund, Class I (a)	282,127	3,142,890
MM Select Equity Asset Fund, Class I (a)	17,264,735	201,479,460
Oppenheimer Real Estate Fund, Class I (a)	129,866	3,025,872

		429,735,272

Fixed Income Funds — 23.1%
Barings Global Floating Rate Fund, Class Y (a)	254,522	2,428,143
MassMutual Premier Core Bond Fund, Class I (a)	2,163,180	23,016,238
MassMutual Premier High Yield Fund, Class I (a)	685,563	6,135,786
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,042,365	10,652,973

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,359,667	$23,950,624
MassMutual Select Strategic Bond Fund, Class I (a)	818,878	8,409,882
MassMutual Select Total Return Bond Fund, Class I (a)	1,050,612	10,106,886
MM Select Bond and Income Asset Fund, Class I (a)	3,764,836	36,067,132
Oppenheimer International Bond Fund, Class I (a)	1,367,442	8,259,352

		129,027,016

TOTAL MUTUAL FUNDS (Cost $521,089,511)		558,762,288

TOTAL LONG-TERM INVESTMENTS (Cost $521,089,511)		558,762,288

TOTAL INVESTMENTS — 100.1% (Cost $521,089,511) (b)		558,762,288

Other Assets/(Liabilities) — (0.1)%		(419,047)

NET ASSETS — 100.0%		$558,343,241

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 83.7%
DFA Commodity Strategy Portfolio	573,716	$3,419,349
MassMutual Premier Disciplined Growth Fund, Class I (a)	307,680	3,895,230
MassMutual Premier Disciplined Value Fund, Class I (a)	239,947	3,860,748
MassMutual Premier International Equity Fund, Class I (a)	420,849	5,795,085
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	726,909	9,994,997
MassMutual Select Blue Chip Growth Fund, Class I (a)	367,515	7,699,439
MassMutual Select Diversified Value Fund, Class I (a)	1,031,664	12,885,486
MassMutual Select Equity Opportunities Fund, Class I (a)	222,035	3,707,980
MassMutual Select Fundamental Growth Fund, Class I (a)	784,938	6,711,217
MassMutual Select Fundamental Value Fund, Class I (a)	566,656	6,391,880
MassMutual Select Growth Opportunities Fund, Class I (a)	425,359	4,887,369
MassMutual Select Mid Cap Growth Fund, Class I (a)	80,077	1,780,115
MassMutual Select Mid-Cap Value Fund, Class I (a)	256,927	3,432,542
MassMutual Select Overseas Fund, Class I (a)	1,595,270	15,266,737
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	153,849	2,510,817
MassMutual Select Small Cap Value Equity Fund, Class I (a)	192,642	3,134,288
MassMutual Select Small Company Value Fund, Class I (a)	121,223	1,350,428
MM Select Equity Asset Fund, Class I (a)	7,420,416	86,596,256
Oppenheimer Real Estate Fund, Class I (a)	55,203	1,286,230

		184,606,193

Fixed Income Funds — 16.4%
Barings Global Floating Rate Fund, Class Y (a)	71,145	678,724
MassMutual Premier Core Bond Fund, Class I (a)	613,565	6,528,331
MassMutual Premier High Yield Fund, Class I (a)	196,319	1,757,058
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	292,647	2,990,856

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	645,203	$6,548,814
MassMutual Select Strategic Bond Fund, Class I (a)	232,229	2,384,991
MassMutual Select Total Return Bond Fund, Class I (a)	297,914	2,865,932
MM Select Bond and Income Asset Fund, Class I (a)	1,055,491	10,111,606
Oppenheimer International Bond Fund, Class I (a)	391,149	2,362,540

		36,228,852

TOTAL MUTUAL FUNDS (Cost $205,130,692)		220,835,045

TOTAL LONG-TERM INVESTMENTS (Cost $205,130,692)		220,835,045

TOTAL INVESTMENTS — 100.1% (Cost $205,130,692) (b)		220,835,045

Other Assets/(Liabilities) — (0.1)%		(159,829)

NET ASSETS — 100.0%		$220,675,216

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.0%
DFA Commodity Strategy Portfolio	917,451	$5,468,010
MassMutual Premier Disciplined Growth Fund, Class I (a)	382,670	4,844,607
MassMutual Premier Disciplined Value Fund, Class I (a)	298,307	4,799,752
MassMutual Premier International Equity Fund, Class I (a)	662,017	9,115,970
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,146,368	15,762,553
MassMutual Select Blue Chip Growth Fund, Class I (a)	605,361	12,682,304
MassMutual Select Diversified Value Fund, Class I (a)	1,697,186	21,197,848
MassMutual Select Equity Opportunities Fund, Class I (a)	343,773	5,741,005
MassMutual Select Fundamental Growth Fund, Class I (a)	1,292,634	11,052,025
MassMutual Select Fundamental Value Fund, Class I (a)	932,282	10,516,136
MassMutual Select Growth Opportunities Fund, Class I (a)	700,789	8,052,066
MassMutual Select Mid Cap Growth Fund, Class I (a)	125,843	2,797,491
MassMutual Select Mid-Cap Value Fund, Class I (a)	410,142	5,479,503
MassMutual Select Overseas Fund, Class I (a)	2,508,760	24,008,833
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	242,677	3,960,495
MassMutual Select Small Cap Value Equity Fund, Class I (a)	303,672	4,940,747
MassMutual Select Small Company Value Fund, Class I (a)	191,091	2,128,759
MM Select Equity Asset Fund, Class I (a)	11,693,450	136,462,558
Oppenheimer Real Estate Fund, Class I (a)	86,904	2,024,864

		291,035,526

Fixed Income Funds — 13.1%
Barings Global Floating Rate Fund, Class Y (a)	79,662	759,978
MassMutual Premier Core Bond Fund, Class I (a)	792,691	8,434,230
MassMutual Premier High Yield Fund, Class I (a)	212,294	1,900,035
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	353,096	3,608,638

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	757,019	$7,683,738
MassMutual Select Strategic Bond Fund, Class I (a)	300,314	3,084,221
MassMutual Select Total Return Bond Fund, Class I (a)	385,290	3,706,488
MM Select Bond and Income Asset Fund, Class I (a)	1,286,852	12,328,047
Oppenheimer International Bond Fund, Class I (a)	396,437	2,394,482

		43,899,857

TOTAL MUTUAL FUNDS (Cost $309,286,152)		334,935,383

TOTAL LONG-TERM INVESTMENTS (Cost $309,286,152)		334,935,383

TOTAL INVESTMENTS — 100.1% (Cost $309,286,152) (b)		334,935,383

Other Assets/(Liabilities) — (0.1)%		(213,076)

NET ASSETS — 100.0%		$334,722,307

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 90.1%
DFA Commodity Strategy Portfolio	386,638	$2,304,364
MassMutual Premier Disciplined Growth Fund, Class I (a)	116,559	1,475,635
MassMutual Premier Disciplined Value Fund, Class I (a)	90,923	1,462,944
MassMutual Premier International Equity Fund, Class I (a)	275,086	3,787,936
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	477,034	6,559,211
MassMutual Select Blue Chip Growth Fund, Class I (a)	262,386	5,496,993
MassMutual Select Diversified Value Fund, Class I (a)	728,038	9,093,200
MassMutual Select Equity Opportunities Fund, Class I (a)	140,428	2,345,147
MassMutual Select Fundamental Growth Fund, Class I (a)	560,366	4,791,127
MassMutual Select Fundamental Value Fund, Class I (a)	403,190	4,547,986
MassMutual Select Growth Opportunities Fund, Class I (a)	303,561	3,487,916
MassMutual Select Mid Cap Growth Fund, Class I (a)	52,898	1,175,933
MassMutual Select Mid-Cap Value Fund, Class I (a)	179,960	2,404,271
MassMutual Select Overseas Fund, Class I (a)	1,042,951	9,981,045
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	100,980	1,648,000
MassMutual Select Small Cap Value Equity Fund, Class I (a)	126,518	2,058,449
MassMutual Select Small Company Value Fund, Class I (a)	79,617	886,935
MM Select Equity Asset Fund, Class I (a)	4,861,400	56,732,539
Oppenheimer Real Estate Fund, Class I (a)	36,135	841,940

		121,081,571

Fixed Income Funds — 10.0%
Barings Global Floating Rate Fund, Class Y (a)	20,669	197,179
MassMutual Premier Core Bond Fund, Class I (a)	255,954	2,723,351
MassMutual Premier High Yield Fund, Class I (a)	58,980	527,868
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	106,691	1,090,382

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	224,117	$2,274,790
MassMutual Select Strategic Bond Fund, Class I (a)	96,882	994,981
MassMutual Select Total Return Bond Fund, Class I (a)	124,279	1,195,567
MM Select Bond and Income Asset Fund, Class I (a)	394,177	3,776,218
Oppenheimer International Bond Fund, Class I (a)	96,796	584,649

		13,364,985

TOTAL MUTUAL FUNDS (Cost $124,486,474)		134,446,556

TOTAL LONG-TERM INVESTMENTS (Cost $124,486,474)		134,446,556

TOTAL INVESTMENTS — 100.1% (Cost $124,486,474) (b)		134,446,556

Other Assets/(Liabilities) — (0.1)%		(87,832)

NET ASSETS — 100.0%		$134,358,724

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 93.6%
DFA Commodity Strategy Portfolio	553,824	$3,300,792
MassMutual Premier Disciplined Growth Fund, Class I (a)	138,528	1,753,759
MassMutual Premier Disciplined Value Fund, Class I (a)	108,044	1,738,427
MassMutual Premier International Equity Fund, Class I (a)	390,969	5,383,641
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	678,785	9,333,296
MassMutual Select Blue Chip Growth Fund, Class I (a)	380,311	7,967,506
MassMutual Select Diversified Value Fund, Class I (a)	1,070,401	13,369,312
MassMutual Select Equity Opportunities Fund, Class I (a)	198,118	3,308,575
MassMutual Select Fundamental Growth Fund, Class I (a)	811,803	6,940,913
MassMutual Select Fundamental Value Fund, Class I (a)	585,943	6,609,441
MassMutual Select Growth Opportunities Fund, Class I (a)	440,085	5,056,576
MassMutual Select Mid Cap Growth Fund, Class I (a)	75,004	1,667,339
MassMutual Select Mid-Cap Value Fund, Class I (a)	237,496	3,172,943
MassMutual Select Overseas Fund, Class I (a)	1,482,012	14,182,858
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	143,708	2,345,316
MassMutual Select Small Cap Value Equity Fund, Class I (a)	179,910	2,927,129
MassMutual Select Small Company Value Fund, Class I (a)	113,189	1,260,921
MM Select Equity Asset Fund, Class I (a)	6,919,879	80,754,986
Oppenheimer Real Estate Fund, Class I (a)	51,259	1,194,338

		172,268,068

Fixed Income Funds — 6.4%
Barings Global Floating Rate Fund, Class Y (a)	17,557	167,498
MassMutual Premier Core Bond Fund, Class I (a)	231,059	2,458,473
MassMutual Premier High Yield Fund, Class I (a)	48,524	434,291
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	93,784	958,473

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	194,052	$1,969,631
MassMutual Select Strategic Bond Fund, Class I (a)	87,594	899,591
MassMutual Select Total Return Bond Fund, Class I (a)	112,422	1,081,497
MM Select Bond and Income Asset Fund, Class I (a)	347,135	3,325,556
Oppenheimer International Bond Fund, Class I (a)	75,745	457,503

		11,752,513

TOTAL MUTUAL FUNDS (Cost $169,924,873)		184,020,581

TOTAL LONG-TERM INVESTMENTS (Cost $169,924,873)		184,020,581

TOTAL INVESTMENTS — 100.0% (Cost $169,924,873) (b)		184,020,581

Other Assets/(Liabilities) — (0.0)%		(85,381)

NET ASSETS — 100.0%		$183,935,200

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.5%
DFA Commodity Strategy Portfolio	144,356	$860,363
MassMutual Premier Disciplined Growth Fund, Class I (a)	36,130	457,401
MassMutual Premier Disciplined Value Fund, Class I (a)	28,198	453,699
MassMutual Premier International Equity Fund, Class I (a)	102,000	1,404,547
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	177,048	2,434,417
MassMutual Select Blue Chip Growth Fund, Class I (a)	99,115	2,076,455
MassMutual Select Diversified Value Fund, Class I (a)	276,708	3,456,085
MassMutual Select Equity Opportunities Fund, Class I (a)	51,685	863,145
MassMutual Select Fundamental Growth Fund, Class I (a)	211,639	1,809,517
MassMutual Select Fundamental Value Fund, Class I (a)	152,499	1,720,185
MassMutual Select Growth Opportunities Fund, Class I (a)	114,634	1,317,149
MassMutual Select Mid Cap Growth Fund, Class I (a)	19,673	437,329
MassMutual Select Mid-Cap Value Fund, Class I (a)	64,871	866,675
MassMutual Select Overseas Fund, Class I (a)	386,901	3,702,640
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	37,467	611,456
MassMutual Select Small Cap Value Equity Fund, Class I (a)	46,956	763,970
MassMutual Select Small Company Value Fund, Class I (a)	29,543	329,108
MM Select Equity Asset Fund, Class I (a)	1,804,219	21,055,234
Oppenheimer Real Estate Fund, Class I (a)	13,350	311,066

		44,930,441

Fixed Income Funds — 5.5%
Barings Global Floating Rate Fund, Class Y (a)	3,783	36,088
MassMutual Premier Core Bond Fund, Class I (a)	51,216	544,940
MassMutual Premier High Yield Fund, Class I (a)	10,954	98,038
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	20,826	212,837

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	43,302	$439,511
MassMutual Select Strategic Bond Fund, Class I (a)	19,446	199,707
MassMutual Select Total Return Bond Fund, Class I (a)	24,947	239,989
MM Select Bond and Income Asset Fund, Class I (a)	77,108	738,698
Oppenheimer International Bond Fund, Class I (a)	16,835	101,683

		2,611,491

TOTAL MUTUAL FUNDS (Cost $44,787,422)		47,541,932

TOTAL LONG-TERM INVESTMENTS (Cost $44,787,422)		47,541,932

TOTAL INVESTMENTS — 100.0% (Cost $44,787,422) (b)		47,541,932

Other Assets/(Liabilities) — (0.0)%		(12,853)

NET ASSETS — 100.0%		$47,529,079

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 94.6%
DFA Commodity Strategy Portfolio	39,894	$237,771
MassMutual Premier Disciplined Growth Fund, Class I (a)	9,988	126,451
MassMutual Premier Disciplined Value Fund, Class I (a)	7,787	125,293
MassMutual Premier International Equity Fund, Class I (a)	28,192	388,206
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	48,956	673,143
MassMutual Select Blue Chip Growth Fund, Class I (a)	27,416	574,359
MassMutual Select Diversified Value Fund, Class I (a)	76,649	957,345
MassMutual Select Equity Opportunities Fund, Class I (a)	14,283	238,521
MassMutual Select Fundamental Growth Fund, Class I (a)	58,525	500,386
MassMutual Select Fundamental Value Fund, Class I (a)	42,168	475,658
MassMutual Select Growth Opportunities Fund, Class I (a)	31,723	364,499
MassMutual Select Mid Cap Growth Fund, Class I (a)	5,405	120,144
MassMutual Select Mid-Cap Value Fund, Class I (a)	17,842	238,371
MassMutual Select Overseas Fund, Class I (a)	106,860	1,022,653
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	10,365	169,155
MassMutual Select Small Cap Value Equity Fund, Class I (a)	12,973	211,066
MassMutual Select Small Company Value Fund, Class I (a)	8,162	90,924
MM Select Equity Asset Fund, Class I (a)	498,717	5,820,032
Oppenheimer Real Estate Fund, Class I (a)	3,690	85,974

		12,419,951

Fixed Income Funds — 5.3%
Barings Global Floating Rate Fund, Class Y (a)	1,033	9,857
MassMutual Premier Core Bond Fund, Class I (a)	13,564	144,319
MassMutual Premier High Yield Fund, Class I (a)	2,836	25,379
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	5,500	56,212

	Number of Shares	Value
MassMutual Premier Short-Duration Bond Fund, Class I (a)	11,359	$115,292
MassMutual Select Strategic Bond Fund, Class I (a)	5,129	52,673
MassMutual Select Total Return Bond Fund, Class I (a)	6,583	63,330
MM Select Bond and Income Asset Fund, Class I (a)	20,314	194,604
Oppenheimer International Bond Fund, Class I (a)	4,448	26,868

		688,534

TOTAL MUTUAL FUNDS (Cost $12,228,392)		13,108,485

TOTAL LONG-TERM INVESTMENTS (Cost $12,228,392)		13,108,485

TOTAL INVESTMENTS — 99.9% (Cost $12,228,392) (b)		13,108,485

Other Assets/(Liabilities) — 0.1%		14,791

NET ASSETS — 100.0%		$13,123,276

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual RetireSMART Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$2,050,405	$4,034,103
Investments, at value — affiliated issuers (Note 2 & 7) (b)	200,628,893	275,185,397

Total investments	202,679,298	279,219,500

Receivables from:
Investments sold	188,975	1,451,647
Investment adviser (Note 3)	16,244	11,158
Fund shares sold	37,416	162,761
Interest and dividends	7,540	6,729
Prepaid expenses	61,105	61,105

Total assets	202,990,578	280,912,900

Liabilities:
Payables for:
Investments purchased	7,540	6,729
Fund shares repurchased	225,134	1,612,699
Trustees’ fees and expenses (Note 3)	32,323	59,230
Affiliates (Note 3):
Administration fees	61,595	66,801
Service fees	87,192	92,426
Shareholder service fees	9,693	23,516
Distribution fees	4,745	7,635
Accrued expense and other liabilities	27,548	30,933

Total liabilities	455,770	1,899,969

Net assets	$202,534,808	$279,012,931

Net assets consist of:
Paid-in capital	$203,487,946	$264,795,466
Accumulated undistributed (distributions in excess of) net investment income	(1,257,410)	(3,572,466)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(515,732)	4,941,951
Net unrealized appreciation (depreciation) on investments and foreign currency translations	820,004	12,847,980

Net assets	$202,534,808	$279,012,931

(a) Cost of investments — unaffiliated issuers:	$2,026,477	$4,021,452
(b) Cost of investments — affiliated issuers:	$199,832,817	$262,350,068

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$3,930,888	$2,153,004	$1,044,593	$784,943	$1,049,264	$6,299,210
240,474,263	113,654,456	82,801,072	60,885,321	78,777,835	450,432,754

244,405,151	115,807,460	83,845,665	61,670,264	79,827,099	456,731,964

1,713,542	1,697,574	-	26,362	-	248,523
11,892	12,253	14,597	16,512	14,907	7,070
42,767	20,782	21,881	17,791	63,977	230,479
2,548	223	2,594	1,974	2,415	12,107
61,105	61,105	70,473	71,006	74,308	71,303

246,237,005	117,599,397	83,955,210	61,803,909	79,982,706	457,301,446

2,548	223	23,329	1,974	42,177	12,107
1,754,789	1,717,647	655	45,932	23,746	490,009
46,845	14,338	26,077	24,544	7,907	100,559

63,531	46,978	43,456	40,979	44,094	88,979
80,823	42,235	24,513	19,911	35,149	129,340
22,438	9,130	5,839	3,612	3,268	22,684
8,963	4,984	8,484	6,540	15,389	52,122
29,322	25,167	24,641	24,275	24,100	35,801

2,009,259	1,860,702	156,994	167,767	195,830	931,601

$244,227,746	$115,738,695	$83,798,216	$61,636,142	$79,786,876	$456,369,845

$222,283,282	$105,527,417	$81,959,191	$61,615,925	$77,809,028	$435,544,933
(4,286,801)	(2,059,734)	1,671,783	1,249,531	(889,445)	(5,510,894)
9,825,243	3,946,381	(804,884)	(2,333,292)	1,178,614	7,075,753
16,406,022	8,324,631	972,126	1,103,978	1,688,679	19,260,053

$244,227,746	$115,738,695	$83,798,216	$61,636,142	$79,786,876	$456,369,845

$3,914,352	$2,124,727	$1,037,640	$781,942	$1,039,982	$6,276,796
$224,084,777	$105,358,102	$81,835,899	$59,784,344	$77,098,438	$431,195,115

25

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class I shares:
Net assets	$8,306,679	$7,307,003

Shares outstanding (a)	841,119	714,312

Net asset value, offering price and redemption price per share	$9.88	$10.23

Class R5 shares:
Net assets	$7,449,391	$30,717,662

Shares outstanding (a)	755,019	3,002,444

Net asset value, offering price and redemption price per share	$9.87	$10.23

Service Class shares:
Net assets	$8,097,150	$11,307,262

Shares outstanding (a)	820,502	1,100,045

Net asset value, offering price and redemption price per share	$9.87	$10.28

Administrative Class shares:
Net assets	$39,404,571	$86,805,649

Shares outstanding (a)	3,990,367	8,458,936

Net asset value, offering price and redemption price per share	$9.87	$10.26

Class A shares:
Net assets	$29,769,342	$101,108,206

Shares outstanding (a)	2,998,595	9,824,470

Net asset value, and redemption price per share	$9.93	$10.29

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.54	$10.92

Class R4 shares:
Net assets	$101,891,677	$29,916,888

Shares outstanding (a)	10,399,116	2,932,232

Net asset value, offering price and redemption price per share	$9.80	$10.20

Class R3 shares:
Net assets	$7,615,998	$11,850,261

Shares outstanding (a)	779,033	1,163,256

Net asset value, offering price and redemption price per share	$9.78	$10.19

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$6,474,573	$10,152,704	$2,676,664	$1,556,770	$3,518,912	$27,188,717

604,906	874,118	232,843	127,081	296,379	2,101,820

$10.70	$11.61	$11.50	$12.25	$11.87	$12.94

$13,754,229	$5,534,107	$4,645,206	$4,050,104	$701,892	$33,219,142

1,284,182	476,230	403,485	328,079	59,094	2,570,611

$10.71	$11.62	$11.51	$12.34	$11.88	$12.92

$8,547,245	$2,813,603	$13,539,905	$13,479,131	$6,011,215	$101,444,982

795,857	241,739	1,174,116	1,088,343	505,665	7,819,893

$10.74	$11.64	$11.53	$12.39	$11.89	$12.97

$91,008,103	$33,741,843	$23,072,502	$10,546,887	$13,126,867	$91,528,667

8,478,284	2,902,293	2,000,661	854,012	1,108,415	7,071,791

$10.73	$11.63	$11.53	$12.35	$11.84	$12.94

$86,563,104	$39,106,569	$21,414,948	$14,911,072	$12,094,402	$63,620,763

8,040,867	3,367,198	1,870,109	1,215,584	1,027,908	4,940,628

$10.77	$11.61	$11.45	$12.27	$11.77	$12.88

$11.43	$12.32	$12.15	$13.02	$12.49	$13.67

$23,448,400	$16,454,729	$4,737,674	$6,435,339	$19,215,557	$58,792,711

2,198,685	1,429,306	416,795	529,175	1,640,296	4,628,792

$10.66	$11.51	$11.37	$12.16	$11.71	$12.70

$14,432,092	$7,935,140	$13,711,317	$10,656,839	$25,118,031	$80,574,863

1,356,786	690,460	1,215,128	885,869	2,145,802	6,434,770

$10.64	$11.49	$11.28	$12.03	$11.71	$12.52

27

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$4,141,252	$8,309,615
Investments, at value — affiliated issuers (Note 2 & 7) (b)	277,904,069	550,452,673

Total investments	282,045,321	558,762,288

Receivables from:
Investments sold	-	251,138
Investment adviser (Note 3)	17,941	4,327
Fund shares sold	190,465	304,093
Interest and dividends	5,739	9,741
Prepaid expenses	74,762	70,123

Total assets	282,334,228	559,401,710

Liabilities:
Payables for:
Investments purchased	125,732	9,741
Fund shares repurchased	69,484	562,632
Trustees’ fees and expenses (Note 3)	18,162	90,336
Affiliates (Note 3):
Administration fees	70,580	102,727
Service fees	116,538	157,244
Shareholder service fees	10,553	26,336
Distribution fees	56,075	72,992
Accrued expense and other liabilities	28,740	36,461

Total liabilities	495,864	1,058,469

Net assets	$281,838,364	$558,343,241

Net assets consist of:
Paid-in capital	$263,783,555	$516,803,565
Accumulated undistributed (distributions in excess of) net investment income	(3,997,263)	(8,387,011)
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,330,680	12,253,910
Net unrealized appreciation (depreciation) on investments and foreign currency translations	15,721,392	37,672,777

Net assets	$281,838,364	$558,343,241

(a) Cost of investments — unaffiliated issuers:	$4,103,716	$8,269,915
(b) Cost of investments — affiliated issuers:	$262,220,213	$512,819,596

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$3,419,349	$5,468,010	$2,304,364	$3,300,792	$860,363	$237,771
217,415,696	329,467,373	132,142,192	180,719,789	46,681,569	12,870,714

220,835,045	334,935,383	134,446,556	184,020,581	47,541,932	13,108,485

-	868,454	-	-	-	-
10,832	9,856	16,898	16,340	18,283	17,861
229,024	263,613	167,132	305,074	72,190	8,783
2,723	3,049	791	672	144	40
74,762	70,803	74,765	69,374	67,032	55,134

221,152,386	336,151,158	134,706,142	184,412,041	47,699,581	13,190,303

44,396	3,049	91,198	48,121	34,155	8,739
186,061	1,117,070	78,699	247,540	37,908	6
13,609	54,624	7,731	16,332	2,062	667

62,528	75,037	51,437	56,235	39,632	33,502
93,079	92,382	58,787	49,746	20,268	514
7,820	16,797	4,638	8,919	1,556	82
42,543	39,391	29,964	23,836	11,841	291
27,134	30,501	24,964	26,112	23,080	23,226

477,170	1,428,851	347,418	476,841	170,502	67,027

$220,675,216	$334,722,307	$134,358,724	$183,935,200	$47,529,079	$13,123,276

$202,061,924	$306,889,598	$122,512,361	$167,417,929	$43,566,827	$11,720,372
(3,400,140)	(5,383,317)	(2,059,818)	(2,970,412)	(742,532)	(211,034)
6,309,079	7,566,795	3,946,099	5,391,975	1,950,274	733,845
15,704,353	25,649,231	9,960,082	14,095,708	2,754,510	880,093

$220,675,216	$334,722,307	$134,358,724	$183,935,200	$47,529,079	$13,123,276

$3,384,290	$5,425,695	$2,280,535	$3,262,497	$849,333	$234,901
$201,746,402	$303,860,457	$122,205,939	$166,662,376	$43,938,089	$11,993,491

29

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Class I shares:
Net assets	$21,015,168	$29,690,771

Shares outstanding (a)	1,615,057	2,223,746

Net asset value, offering price and redemption price per share	$13.01	$13.35

Class R5 shares:
Net assets	$422,109	$37,441,703

Shares outstanding (a)	32,402	2,810,467

Net asset value, offering price and redemption price per share	$13.03	$13.32

Service Class shares:
Net assets	$23,480,453	$131,609,303

Shares outstanding (a)	1,803,090	9,853,740

Net asset value, offering price and redemption price per share	$13.02	$13.36

Administrative Class shares:
Net assets	$48,840,255	$108,065,026

Shares outstanding (a)	3,760,915	8,097,715

Net asset value, offering price and redemption price per share	$12.99	$13.35

Class A shares:
Net assets	$31,812,101	$67,001,772

Shares outstanding (a)	2,468,605	5,050,872

Net asset value, and redemption price per share	$12.89	$13.27

Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.68	$14.08

Class R4 shares:
Net assets	$66,576,804	$68,016,971

Shares outstanding (a)	5,188,288	5,163,773

Net asset value, offering price and redemption price per share	$12.83	$13.17

Class R3 shares:
Net assets	$89,691,474	$116,517,695

Shares outstanding (a)	7,005,782	8,960,955

Net asset value, offering price and redemption price per share	$12.80	$13.00

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$17,794,533	$15,245,770	$8,432,235	$7,382,772	$2,902,353	$11,283,990

1,312,443	1,156,841	614,368	762,446	253,579	995,991

$13.56	$13.18	$13.73	$9.68	$11.45	$11.33

$1,099,554	$23,429,573	$217,409	$16,023,856	$172,323	$235,000

81,157	1,778,521	15,823	1,656,190	15,041	20,762

$13.55	$13.17	$13.74	$9.68	$11.46	$11.32

$18,534,011	$75,914,519	$12,476,877	$40,201,049	$4,946,394	$318,376

1,353,906	5,752,338	909,265	4,151,948	431,313	28,145

$13.69	$13.20	$13.72	$9.68	$11.47	$11.31

$33,074,770	$73,076,858	$18,661,169	$40,476,054	$6,168,627	$394,757

2,423,444	5,551,024	1,363,258	4,182,222	540,141	34,949

$13.65	$13.16	$13.69	$9.68	$11.42	$11.30

$26,267,779	$40,160,934	$15,970,753	$19,959,120	$5,237,949	$177,994

1,939,270	3,071,338	1,175,695	2,075,749	459,116	15,759

$13.55	$13.08	$13.58	$9.62	$11.41	$11.29

$14.38	$13.88	$14.41	$10.21	$12.11	$11.98

$56,691,731	$43,859,557	$30,586,175	$21,269,794	$8,910,184	$195,594

4,204,720	3,379,316	2,262,998	2,221,047	783,144	17,308

$13.48	$12.98	$13.52	$9.58	$11.38	$11.30

$67,212,838	$63,035,096	$48,014,106	$38,622,555	$19,191,249	$517,565

4,995,541	4,926,519	3,559,721	4,062,099	1,693,354	45,981

$13.45	$12.80	$13.49	$9.51	$11.33	$11.26

31

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$52,064	$98,307
Dividends — affiliated issuers (Note 7)	4,953,373	6,131,245
Interest	1	2

Total investment income	5,005,438	6,229,554

Expenses (Note 3):
Custody fees	14,929	14,920
Audit fees	15,293	15,322
Legal fees	860	1,297
Accounting & Administration fees	32,575	32,573
Proxy fees	481	481
Shareholder reporting fees	6,429	7,840
Trustees’ fees	5,706	8,440
Registration and filing fees	43,561	43,561
Transfer agent fees	1,480	1,480

	121,314	125,914
Administration fees:
Class R5	4,962	18,821
Service Class	5,495	5,627
Administrative Class	37,800	70,453
Class A	23,429	81,711
Class R4	100,185	28,807
Class R3	7,565	12,415
Distribution fees:
Class R3	9,456	15,518
Distribution and Service fees:
Class A	39,049	136,184
Class R4	125,231	36,009
Class R3	9,456	15,518
Shareholder service fees:
Service Class	1,831	1,876
Administrative Class	37,800	70,454
Class A	23,430	81,711

Total expenses	547,003	701,018
Expenses waived:
Class I fees reimbursed by adviser	(2,840)	(808)
Class R5 fees reimbursed by adviser	(3,996)	(4,143)
Service Class fees reimbursed by adviser	(3,060)	(1,155)
Administrative Class fees reimbursed by adviser	(20,665)	(11,010)
Class A fees reimbursed by adviser	(12,841)	(12,865)
Class R4 fees reimbursed by adviser	(41,477)	(3,550)
Class R3 fees reimbursed by adviser	(3,127)	(1,457)

Net expenses:	458,997	666,030

Net investment income (loss)	4,546,441	5,563,524

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(396)	1,974
Investment transactions — affiliated issuers (Note 7)	1,569,786	3,478,949
Realized gain distributions — affiliated issuers (Note 7)	3,905,780	10,646,320

Net realized gain (loss)	5,475,170	14,127,243

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	34,567	66,568
Investment transactions — affiliated issuers (Note 7)	(7,696,409)	(11,667,123)

Net change in unrealized appreciation (depreciation)	(7,661,842)	(11,600,555)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(2,186,672)	2,526,688

Net increase (decrease) in net assets resulting from operations	$2,359,769	$8,090,212

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$94,845	$52,041	$24,635	$19,154	$24,299	$151,804
4,743,932	2,028,787	1,874,248	1,400,831	1,705,455	9,722,078
2	1	-	-	1	4

4,838,779	2,080,829	1,898,883	1,419,985	1,729,755	9,873,886

14,934	14,942	14,930	14,935	15,110	14,929
15,307	15,264	15,257	15,252	15,258	15,375
1,071	437	362	290	378	2,082
32,573	32,573	32,574	32,574	32,572	32,574
481	481	481	481	481	481
7,189	5,234	4,975	4,761	4,993	10,959
7,058	2,980	2,341	1,870	2,381	13,361
43,561	43,561	43,899	44,190	42,576	44,436
1,480	1,480	1,479	1,480	1,480	1,479

123,654	116,952	116,298	115,833	115,229	135,676

9,645	3,082	2,297	1,979	340	15,738
4,719	1,634	10,226	10,523	4,429	75,093
72,198	25,708	17,349	8,975	9,985	75,572
68,855	32,873	15,392	11,212	9,287	47,937
22,708	15,237	4,943	6,450	18,879	59,899
13,925	7,908	13,418	10,379	25,068	83,629

17,407	9,885	16,772	12,973	31,335	104,537

114,758	54,788	25,653	18,687	15,478	79,895
28,385	19,046	6,179	8,063	23,599	74,874
17,407	9,885	16,772	12,973	31,335	104,537

1,573	545	3,408	3,508	1,476	25,031
72,198	25,708	17,349	8,975	9,985	75,572
68,855	32,873	15,392	11,212	9,287	47,937

636,287	356,124	281,448	241,742	305,712	1,005,927

(773)	(3,988)	(2,613)	(2,445)	(3,670)	(794)
(1,679)	(2,782)	(4,528)	(6,118)	(708)	(970)
(907)	(1,055)	(13,430)	(21,488)	(6,125)	(2,939)
(10,546)	(15,629)	(22,734)	(18,258)	(13,756)	(2,830)
(10,021)	(19,860)	(20,237)	(22,983)	(12,803)	(1,870)
(2,573)	(7,066)	(4,859)	(9,915)	(19,604)	(1,736)
(1,581)	(3,619)	(13,243)	(15,968)	(25,878)	(2,428)

608,207	302,125	199,804	144,567	223,168	992,360

4,230,572	1,778,704	1,699,079	1,275,418	1,506,587	8,881,526

1,646	(1,736)	219	(473)	(567)	(3,839)
5,697,220	1,882,899	687,064	801,604	1,213,309	6,598,945
12,954,537	6,743,238	1,742,719	1,584,143	2,201,324	15,780,961

18,653,403	8,624,401	2,430,002	2,385,274	3,414,066	22,376,067

70,894	39,375	15,554	13,117	17,160	108,113
(12,456,710)	(5,348,931)	(3,041,338)	(2,550,060)	(3,385,250)	(19,359,409)

(12,385,816)	(5,309,556)	(3,025,784)	(2,536,943)	(3,368,090)	(19,251,296)

6,267,587	3,314,845	(595,782)	(151,669)	45,976	3,124,771

$10,498,159	$5,093,549	$1,103,297	$1,123,749	$1,552,563	$12,006,297

33

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$97,084	$190,897
Dividends — affiliated issuers (Note 7)	5,433,183	10,352,578
Interest	2	4

Total investment income	5,530,269	10,543,479

Expenses (Note 3):
Custody fees	14,930	14,946
Audit fees	15,310	15,392
Legal fees	1,105	2,290
Accounting & Administration fees	32,574	32,574
Proxy fees	481	481
Shareholder reporting fees	7,370	11,601
Trustees’ fees	7,286	14,927
Registration and filing fees	42,743	43,820
Transfer agent fees	1,480	1,480

	123,279	137,511
Administration fees:
Class R5	190	18,689
Service Class	16,950	98,121
Administrative Class	35,823	79,973
Class A	23,479	49,781
Class R4	63,524	66,604
Class R3	88,429	114,174
Distribution fees:
Class R3	110,535	142,717
Distribution and Service fees:
Class A	39,132	82,968
Class R4	79,406	83,255
Class R3	110,535	142,717
Shareholder service fees:
Service Class	5,650	32,707
Administrative Class	35,824	79,973
Class A	23,479	49,781

Total expenses	756,235	1,178,971
Expenses waived:
Class I fees reimbursed by adviser	(5,021)	(457)
Class R5 fees reimbursed by adviser	(86)	(568)
Service Class fees reimbursed by adviser	(5,072)	(2,003)
Administrative Class fees reimbursed by adviser	(10,669)	(1,650)
Class A fees reimbursed by adviser	(6,912)	(1,011)
Class R4 fees reimbursed by adviser	(14,313)	(1,036)
Class R3 fees reimbursed by adviser	(19,719)	(1,773)

Net expenses:	694,443	1,170,473

Net investment income (loss)	4,835,826	9,373,006

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(3,392)	(5,987)
Investment transactions — affiliated issuers (Note 7)	3,417,852	5,539,530
Realized gain distributions — affiliated issuers (Note 7)	11,310,484	25,078,225

Net realized gain (loss)	14,724,944	30,611,768

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	72,514	138,414
Investment transactions — affiliated issuers (Note 7)	(11,195,273)	(21,075,943)

Net change in unrealized appreciation (depreciation)	(11,122,759)	(20,937,529)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	3,602,185	9,674,239

Net increase (decrease) in net assets resulting from operations	$8,438,011	$19,047,245

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$78,416	$127,613	$50,799	$75,384	$19,070	$5,744
3,843,351	5,945,939	2,232,100	3,022,431	746,640	227,080
2	2	1	1	-	-

3,921,769	6,073,554	2,282,900	3,097,816	765,710	232,824

14,946	14,941	14,946	14,948	14,939	15,235
15,291	15,328	15,267	15,280	15,243	15,235
832	1,370	481	680	146	45
32,573	32,574	32,574	32,573	32,560	32,529
481	481	481	481	481	481
6,472	8,408	5,435	6,045	4,262	3,943
5,512	8,942	3,238	4,536	1,046	328
42,743	44,184	42,743	42,970	42,951	41,878
1,480	1,480	1,480	1,480	1,480	1,480

120,330	127,708	116,645	118,993	113,108	111,154

544	11,293	111	7,543	71	95
13,587	56,453	8,523	28,645	3,451	199
23,633	55,776	13,052	29,332	4,179	286
19,283	30,415	11,853	14,777	3,723	122
52,178	42,509	29,290	21,177	8,041	180
66,717	61,265	46,607	36,958	18,141	427

83,397	76,581	58,259	46,198	22,677	533

32,139	50,691	19,755	24,628	6,206	203
65,222	53,137	36,612	26,472	10,052	225
83,397	76,581	58,259	46,198	22,677	533

4,529	18,818	2,841	9,548	1,150	66
23,633	55,776	13,052	29,332	4,179	287
19,283	30,415	11,853	14,777	3,723	122

607,872	747,418	426,712	454,578	221,378	114,432

(2,263)	(884)	(4,600)	(2,617)	(6,186)	(95,154)
(138)	(1,333)	(141)	(5,833)	(339)	(1,594)
(2,285)	(4,366)	(7,304)	(14,725)	(10,970)	(2,226)
(4,018)	(4,243)	(11,168)	(15,080)	(13,281)	(3,203)
(3,169)	(2,347)	(10,092)	(7,525)	(11,814)	(1,362)
(6,925)	(2,496)	(18,755)	(8,087)	(19,145)	(1,507)
(8,374)	(3,611)	(29,824)	(14,219)	(43,190)	(3,578)

580,700	728,138	344,828	386,492	116,453	5,808

3,341,069	5,345,416	1,938,072	2,711,324	649,257	227,016

(2,749)	(4,951)	(1,398)	(3,806)	(778)	(693)
2,013,542	3,472,088	886,203	2,045,869	484,175	121,280
10,407,166	16,984,691	6,592,171	9,750,814	2,408,148	732,569

12,417,959	20,451,828	7,476,976	11,792,877	2,891,545	853,156

62,769	92,972	36,768	55,823	14,039	4,001
(8,152,804)	(13,063,805)	(4,849,245)	(7,272,826)	(1,831,551)	(519,635)

(8,090,035)	(12,970,833)	(4,812,477)	(7,217,003)	(1,817,512)	(515,634)

4,327,924	7,480,995	2,664,499	4,575,874	1,074,033	337,522

$7,668,993	$12,826,411	$4,602,571	$7,287,198	$1,723,290	$564,538

35

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,546,441	$2,988,719
Net realized gain (loss)	5,475,170	1,254,894
Net change in unrealized appreciation (depreciation)	(7,661,842)	6,685,362

Net increase (decrease) in net assets resulting from operations	2,359,769	10,928,975

Distributions to shareholders (Note 2):
From net investment income:
Class I	(174,706)	(23,871)
Class R5	(323,410)	(213,738)
Service Class	(182,922)	(150,775)
Administrative Class	(1,307,514)	(1,035,344)
Class A	(712,236)	(472,213)
Class R4	(2,508,766)	(1,684,394)
Class R3	(175,226)	(96,200)

Total distributions from net investment income	(5,384,780)	(3,676,535)

From net realized gains:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net realized gains	-	-

Tax return of capital:
Class I	-	(1,525)
Class R5	-	(13,653)
Service Class	-	(9,631)
Administrative Class	-	(66,137)
Class A	-	(30,165)
Class R4	-	(107,599)
Class R3	-	(6,146)

Total tax return of capital	-	(234,856)

Net fund share transactions (Note 5):
Class I	2,021,636	5,959,067
Class R5	(3,978,954)	1,697,212
Service Class	1,073,811	(1,106,099)
Administrative Class	(12,429,763)	(2,341,175)
Class A	(2,433,252)	(8,258,185)
Class R4	4,793,732	14,135,380
Class R3	185,405	2,151,939

Increase (decrease) in net assets from fund share transactions	(10,767,385)	12,238,139

Total increase (decrease) in net assets	(13,792,396)	19,255,723
Net assets
Beginning of period	216,327,204	197,071,481

End of period	$202,534,808	$216,327,204

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,257,410)	$(419,071)

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART Moderate Fund		MassMutual RetireSMART Moderate Growth Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$5,563,524	$3,800,040	$4,230,572	$2,358,999
14,127,243	3,140,160	18,653,403	3,706,569
(11,600,555)	23,299,875	(12,385,816)	29,243,652

8,090,212	30,240,075	10,498,159	35,309,220

(164,479)	(19,089)	(241,357)	(17,465)
(1,331,503)	(891,617)	(826,007)	(459,740)
(134,560)	(114,167)	(151,166)	(100,226)
(2,845,559)	(2,002,744)	(3,267,409)	(1,729,000)
(2,847,829)	(2,118,447)	(2,826,840)	(1,503,212)
(813,724)	(457,630)	(732,817)	(327,079)
(332,154)	(165,000)	(426,643)	(150,426)

(8,469,808)	(5,768,694)	(8,472,239)	(4,287,148)

(9,946)	-	(66,220)	-
(82,995)	-	(232,733)	-
(8,695)	-	(44,035)	-
(190,929)	-	(978,421)	-
(211,197)	-	(917,513)	-
(56,332)	-	(226,069)	-
(25,063)	-	(139,030)	-

(585,157)	-	(2,604,021)	-

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

301,713	6,468,220	(3,773,316)	9,455,999
(11,207,638)	(362,185)	(8,109,262)	(3,456,269)
6,972,863	(1,473,140)	4,485,217	(3,364,297)
(11,593,020)	(14,814,725)	(5,248,506)	(14,376,601)
(14,084,549)	(32,661,894)	(5,978,369)	(23,013,540)
2,027,003	4,702,648	1,423,791	3,617,285
(933,953)	3,123,989	891,301	4,806,926

(28,517,581)	(35,017,087)	(16,309,144)	(26,330,497)

(29,482,334)	(10,545,706)	(16,887,245)	4,691,575

308,495,265	319,040,971	261,114,991	256,423,416

$279,012,931	$308,495,265	$244,227,746	$261,114,991

$(3,572,466)	$(666,182)	$(4,286,801)	$(45,134)

37

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,778,704	$565,930
Net realized gain (loss)	8,624,401	599,460
Net change in unrealized appreciation (depreciation)	(5,309,556)	14,876,124

Net increase (decrease) in net assets resulting from operations	5,093,549	16,041,514

Distributions to shareholders (Note 2):
From net investment income:
Class I	(279,965)	(5,307)
Class R5	(240,394)	(79,033)
Service Class	(54,493)	(24,434)
Administrative Class	(1,171,087)	(417,867)
Class A	(1,346,927)	(528,017)
Class R4	(493,876)	(130,983)
Class R3	(238,328)	(66,116)

Total distributions from net investment income	(3,825,070)	(1,251,757)

From net realized gains:
Class I	(73,314)	-
Class R5	(64,499)	-
Service Class	(15,099)	-
Administrative Class	(332,461)	-
Class A	(416,524)	-
Class R4	(144,166)	-
Class R3	(75,063)	-

Total distributions from net realized gains	(1,121,126)	-

Net fund share transactions (Note 5):
Class I	2,824,829	6,872,974
Class R5	(900,008)	984,717
Service Class	1,243,898	(272,631)
Administrative Class	914,808	(2,604,172)
Class A	(5,526,023)	(8,608,766)
Class R4	1,381,618	6,685,869
Class R3	(13,680)	2,433,821

Increase (decrease) in net assets from fund share transactions	(74,558)	5,491,812

Total increase (decrease) in net assets	72,795	20,281,569
Net assets
Beginning of period	115,665,900	95,384,331

End of period	$115,738,695	$115,665,900

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(2,059,734)	$(13,368)

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART In Retirement Fund		MassMutual RetireSMART 2010 Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$1,699,079	$1,282,098	$1,275,418	$1,038,206
2,430,002	827,808	2,385,274	1,240,388
(3,025,784)	2,958,816	(2,536,943)	2,695,460

1,103,297	5,068,722	1,123,749	4,974,054

(55,105)	(75,147)	(34,911)	(19,374)
(85,723)	(86,849)	(81,935)	(53,710)
(238,272)	(329,916)	(255,746)	(625,941)
(381,758)	(583,717)	(213,097)	(408,456)
(290,532)	(399,144)	(216,513)	(505,603)
(74,808)	(146,312)	(109,248)	(155,572)
(175,443)	(283,347)	(150,155)	(254,036)

(1,301,641)	(1,904,432)	(1,061,605)	(2,022,692)

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

86,380	33,845	661,088	294,623
88,163	899,289	848,136	1,240,254
(604,739)	(1,748,302)	(2,711,844)	(9,173,161)
(188,087)	(6,165,364)	(1,989,672)	(1,617,095)
921,832	(1,127,576)	(974,774)	(6,041,347)
(157,464)	(1,517,994)	(290,385)	1,000,973
466,791	(939,224)	321,839	(226,587)

612,876	(10,565,326)	(4,135,612)	(14,522,340)

414,532	(7,401,036)	(4,073,468)	(11,570,978)

83,383,684	90,784,720	65,709,610	77,280,588

$83,798,216	$83,383,684	$61,636,142	$65,709,610

$1,671,783	$1,274,345	$1,249,531	$1,035,718

39

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2015 Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,506,587	$1,205,396
Net realized gain (loss)	3,414,066	2,343,287
Net change in unrealized appreciation (depreciation)	(3,368,090)	3,383,699

Net increase (decrease) in net assets resulting from operations	1,552,563	6,932,382

Distributions to shareholders (Note 2):
From net investment income:
Class I	(121,697)	(97,801)
Class R5	(22,883)	(13,864)
Service Class	(193,745)	(169,556)
Administrative Class	(420,249)	(280,647)
Class A	(359,551)	(305,112)
Class R4	(581,802)	(402,821)
Class R3	(688,919)	(460,945)

Total distributions from net investment income	(2,388,846)	(1,730,746)

From net realized gains:
Class I	(38,846)	-
Class R5	(7,520)	-
Service Class	(65,812)	-
Administrative Class	(148,134)	-
Class A	(139,599)	-
Class R4	(216,309)	-
Class R3	(281,313)	-

Total distributions from net realized gains	(897,533)	-

Tax return of capital:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total tax return of capital	-	-

Net fund share transactions (Note 5):
Class I	196,059	(2,572,663)
Class R5	56,087	(39,010)
Service Class	213,671	(5,520,340)
Administrative Class	(844,801)	(1,474,448)
Class A	(521,620)	(5,366,819)
Class R4	707,011	(5,825,209)
Class R3	(687,529)	(8,476,471)

Increase (decrease) in net assets from fund share transactions	(881,122)	(29,274,960)

Total increase (decrease) in net assets	(2,614,938)	(24,073,324)
Net assets
Beginning of period	82,401,814	106,475,138

End of period	$79,786,876	$82,401,814

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(889,445)	$(7,186)

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2020 Fund		MassMutual RetireSMART 2025 Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$8,881,526	$6,011,082	$4,835,826	$2,608,403
22,376,067	5,973,496	14,724,944	4,723,732
(19,251,296)	36,897,822	(11,122,759)	23,632,228

12,006,297	48,882,400	8,438,011	30,964,363

(838,198)	(301,279)	(832,329)	(327,952)
(1,016,900)	(371,199)	(13,035)	(12,528)
(2,881,619)	(2,415,500)	(770,850)	(424,900)
(2,938,030)	(1,992,984)	(1,591,857)	(776,917)
(1,617,706)	(1,233,595)	(919,221)	(620,316)
(1,734,437)	(950,241)	(2,066,410)	(888,388)
(2,158,469)	(1,235,974)	(2,623,838)	(1,220,063)

(13,185,359)	(8,500,772)	(8,817,540)	(4,271,064)

(23,135)	-	(411,207)	(74,387)
(28,770)	-	(6,687)	(3,175)
(86,007)	-	(402,520)	(108,404)
(90,383)	-	(852,991)	(201,049)
(55,396)	-	(545,971)	(184,975)
(55,245)	-	(1,149,619)	(249,303)
(76,010)	-	(1,592,276)	(386,070)

(414,946)	-	(4,961,271)	(1,207,363)

-	(37,451)	-	-
-	(46,142)	-	-
-	(300,262)	-	-
-	(247,741)	-	-
-	(153,344)	-	-
-	(118,121)	-	-
-	(153,641)	-	-

-	(1,056,702)	-	-

6,772,584	7,645,580	(1,605,152)	6,002,554
7,320,401	5,276,047	74,581	(339,291)
(16,183,326)	(48,098,489)	2,078,317	(8,638,491)
(11,933,024)	(28,125,201)	3,546,918	275,152
(3,287,695)	(26,799,527)	(1,026,911)	(7,329,813)
(1,441,915)	(2,527,584)	7,248,108	5,471,930
(3,932,074)	(10,440,741)	2,992,014	4,672,114

(22,685,049)	(103,069,915)	13,307,875	114,155

(24,279,057)	(63,744,989)	7,967,075	25,600,091

480,648,902	544,393,891	273,871,289	248,271,198

$456,369,845	$480,648,902	$281,838,364	$273,871,289

$(5,510,894)	$(1,207,061)	$(3,997,263)	$(15,549)

41

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2030 Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,373,006	$5,729,713
Net realized gain (loss)	30,611,768	7,139,304
Net change in unrealized appreciation (depreciation)	(20,937,529)	58,664,497

Net increase (decrease) in net assets resulting from operations	19,047,245	71,533,514

Distributions to shareholders (Note 2):
From net investment income:
Class I	(1,015,225)	(262,876)
Class R5	(1,345,589)	(534,057)
Service Class	(4,345,513)	(2,722,220)
Administrative Class	(3,484,231)	(2,065,603)
Class A	(1,941,313)	(1,293,685)
Class R4	(2,132,026)	(1,001,177)
Class R3	(3,405,729)	(1,615,362)

Total distributions from net investment income	(17,669,626)	(9,494,980)

From net realized gains:
Class I	(93,832)	-
Class R5	(127,486)	-
Service Class	(427,048)	-
Administrative Class	(353,542)	-
Class A	(216,526)	-
Class R4	(223,049)	-
Class R3	(385,651)	-

Total distributions from net realized gains	(1,827,134)	-

Net fund share transactions (Note 5):
Class I	12,113,130	6,478,965
Class R5	2,394,941	8,361,677
Service Class	(13,094,526)	(30,597,402)
Administrative Class	4,367,368	(29,387,813)
Class A	(2,024,007)	(22,187,503)
Class R4	3,368,586	2,910,094
Class R3	5,426,163	(2,355,396)

Increase (decrease) in net assets from fund share transactions	12,551,655	(66,777,378)

Total increase (decrease) in net assets	12,102,140	(4,738,844)
Net assets
Beginning of period	546,241,101	550,979,945

End of period	$558,343,241	$546,241,101

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(8,387,011)	$(90,391)

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART 2035 Fund		MassMutual RetireSMART 2040 Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$3,341,069	$1,607,024	$5,345,416	$2,912,784
12,417,959	3,498,507	20,451,828	4,265,741
(8,090,035)	22,099,343	(12,970,833)	38,985,965

7,668,993	27,204,874	12,826,411	46,164,490

(635,938)	(223,345)	(553,472)	(119,196)
(37,792)	(30,693)	(789,101)	(215,735)
(608,375)	(297,976)	(2,509,083)	(1,433,052)
(1,031,932)	(441,034)	(2,437,952)	(1,317,185)
(749,006)	(445,886)	(1,190,036)	(714,374)
(1,681,794)	(635,193)	(1,358,280)	(586,936)
(1,984,750)	(810,752)	(1,836,096)	(719,797)

(6,729,587)	(2,884,879)	(10,674,020)	(5,106,275)

(325,387)	(87,216)	(142,090)	-
(20,054)	(12,859)	(207,593)	-
(329,064)	(130,810)	(683,653)	-
(572,937)	(200,367)	(687,769)	-
(463,099)	(237,373)	(367,139)	-
(966,930)	(309,348)	(395,164)	-
(1,245,098)	(454,749)	(574,500)	-

(3,922,569)	(1,432,722)	(3,057,908)	-

2,375,778	4,241,441	4,602,782	5,537,934
69,749	(1,070,518)	2,791,123	7,126,365
1,054,245	(2,665,514)	(4,986,247)	(19,207,675)
3,185,899	(153,172)	(279,055)	(20,675,712)
(274,884)	(7,782,469)	(984,663)	(14,946,582)
9,189,791	5,623,638	2,784,468	(313,740)
3,228,979	(161,659)	3,923,666	1,500,172

18,829,557	(1,968,253)	7,852,074	(40,979,238)

15,846,394	20,919,020	6,946,557	78,977

204,828,822	183,909,802	327,775,750	327,696,773

$220,675,216	$204,828,822	$334,722,307	$327,775,750

$(3,400,140)	$(11,622)	$(5,383,317)	$(54,713)

43

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2045 Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,938,072	$797,301
Net realized gain (loss)	7,476,976	1,639,979
Net change in unrealized appreciation (depreciation)	(4,812,477)	13,947,182

Net increase (decrease) in net assets resulting from operations	4,602,571	16,384,462

Distributions to shareholders (Note 2):
From net investment income:
Class I	(226,010)	(69,656)
Class R5	(8,163)	(6,202)
Service Class	(380,223)	(164,861)
Administrative Class	(571,385)	(211,526)
Class A	(459,803)	(242,468)
Class R4	(949,227)	(333,148)
Class R3	(1,396,530)	(484,522)

Total distributions from net investment income	(3,991,341)	(1,512,383)

From net realized gains:
Class I	(101,102)	(42,732)
Class R5	(3,788)	(4,279)
Service Class	(179,261)	(113,721)
Administrative Class	(276,538)	(151,729)
Class A	(246,331)	(204,297)
Class R4	(477,921)	(259,289)
Class R3	(760,324)	(433,436)

Total distributions from net realized gains	(2,045,265)	(1,209,483)

Net fund share transactions (Note 5):
Class I	2,442,393	2,128,065
Class R5	644	(178,570)
Service Class	2,033,486	(1,253,722)
Administrative Class	2,364,638	1,880,451
Class A	65,018	(3,344,567)
Class R4	2,928,540	2,792,157
Class R3	3,843,965	3,298,979

Increase (decrease) in net assets from fund share transactions	13,678,684	5,322,793

Total increase (decrease) in net assets	12,244,649	18,985,389
Net assets
Beginning of period	122,114,075	103,128,686

End of period	$134,358,724	$122,114,075

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(2,059,818)	$(6,549)

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART 2050 Fund		MassMutual RetireSMART 2055 Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$2,711,324	$1,105,531	$649,257	$200,049
11,792,877	2,150,251	2,891,545	1,106,922
(7,217,003)	21,330,988	(1,817,512)	4,104,540

7,287,198	24,586,770	1,723,290	5,411,511

(241,970)	(43,477)	(93,036)	(19,394)
(522,606)	(137,329)	(4,959)	(2,729)
(1,273,996)	(563,766)	(160,446)	(45,854)
(1,287,470)	(478,003)	(185,937)	(49,361)
(570,683)	(264,027)	(139,182)	(57,239)
(666,631)	(273,931)	(254,239)	(72,711)
(1,103,133)	(377,640)	(552,416)	(158,952)

(5,666,489)	(2,138,173)	(1,390,215)	(406,240)

(122,197)	(6,364)	(76,772)	(15,752)
(270,460)	(21,145)	(4,226)	(2,481)
(680,618)	(93,298)	(138,614)	(41,106)
(705,859)	(84,040)	(164,488)	(45,324)
(345,634)	(53,870)	(135,270)	(63,642)
(382,800)	(51,735)	(236,404)	(72,350)
(679,353)	(81,032)	(547,419)	(182,979)

(3,186,921)	(391,484)	(1,303,193)	(423,634)

3,715,379	1,132,225	787,269	1,024,318
1,808,463	4,820,570	36,671	(58,498)
393,867	(2,419,517)	895,348	964,694
3,712,340	(811,715)	1,280,093	1,977,007
454,320	(3,447,126)	345,899	140,798
428,351	(1,650,348)	1,089,272	2,466,147
3,673,537	2,144,565	2,926,915	2,632,429

14,186,257	(231,346)	7,361,467	9,146,895

12,620,045	21,825,767	6,391,349	13,728,532

171,315,155	149,489,388	41,137,730	27,409,198

$183,935,200	$171,315,155	$47,529,079	$41,137,730

$(2,970,412)	$(15,247)	$(742,532)	$(1,574)

45

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2060 Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$227,016	$119,752
Net realized gain (loss)	853,156	154,390
Net change in unrealized appreciation (depreciation)	(515,634)	1,496,046

Net increase (decrease) in net assets resulting from operations	564,538	1,770,188

Distributions to shareholders (Note 2):
From net investment income:
Class I	(390,305)	(176,329)
Class R5	(5,069)	(1,776)
Service Class	(8,104)	(2,226)
Administrative Class	(12,077)	(3,222)
Class A	(4,766)	(1,527)
Class R4	(5,454)	(1,467)
Class R3	(11,762)	(2,161)

Total distributions from net investment income	(437,537)	(188,708)

From net realized gains:
Class I	(199,047)	(238,493)
Class R5	(2,652)	(2,536)
Service Class	(4,328)	(3,199)
Administrative Class	(6,624)	(4,711)
Class A	(2,819)	(2,831)
Class R4	(3,106)	(2,584)
Class R3	(6,996)	(3,925)

Total distributions from net realized gains	(225,572)	(258,279)

Net fund share transactions (Note 5):
Class I	121,615	331,501
Class R5	100,908	24,907
Service Class	46,883	139,536
Administrative Class	49,017	201,868
Class A	23,434	26,700
Class R4	34,881	44,209
Class R3	201,919	172,856

Increase (decrease) in net assets from fund share transactions	578,657	941,577

Total increase (decrease) in net assets	480,086	2,264,778
Net assets
Beginning of period	12,643,190	10,378,412

End of period	$13,123,276	$12,643,190

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(211,034)	$(513)

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$10.04	$0.21		$(0.08)	$0.13	$(0.29)	$-	$-	$(0.29)	$9.88	1.28%	[b]	$8,307	0.11%	[a]	0.03%	[a]	4.19%	[a]
9/30/17	9.72	0.09		0.46	0.55	(0.22)	-	(0.01)	(0.23)	10.04	5.86%		6,399	0.12%		0.03%		0.88%
9/30/16	9.40	0.23		0.38	0.61	(0.26)	(0.03)	-	(0.29)	9.72	6.66%		288	0.13%		0.02%		2.46%
9/30/15[i]	9.73	0.02		(0.21)	(0.19)	-	(0.14)	-	(0.14)	9.40	(2.01%	)[b]	170	0.12%	[a]	0.02%	[a]	0.24%	[a]
12/31/14[h]	10.19	0.34		(0.07)	0.27	(0.29)	(0.44)	-	(0.73)	9.73	2.62%	[b]	204	0.09%	[a]	0.02%	[a]	4.32%	[a]
Class R5
3/31/18[r]	$10.02	$0.26		$(0.13)	$0.13	$(0.28)	$-	$-	$(0.28)	$9.87	1.28%	[b]	$7,449	0.21%	[a]	0.13%	[a]	5.30%	[a]
9/30/17	9.70	0.17		0.37	0.54	(0.21)	-	(0.01)	(0.22)	10.02	5.77%		11,556	0.22%		0.13%		1.76%
9/30/16	9.39	0.23		0.36	0.59	(0.25)	(0.03)	-	(0.28)	9.70	6.49%		9,490	0.23%		0.12%		2.43%
9/30/15[i]	9.73	0.01		(0.21)	(0.20)	-	(0.14)	-	(0.14)	9.39	(2.11%	)[b]	4,154	0.22%	[a]	0.12%	[a]	0.15%	[a]
12/31/14	10.03	0.25		0.17	0.42	(0.28)	(0.44)	-	(0.72)	9.73	4.15%		3,921	0.18%		0.13%		2.44%
12/31/13	10.14	0.34		0.29	0.63	(0.29)	(0.45)	-	(0.74)	10.03	6.29%		3,073	0.15%		N/A		3.23%
12/31/12	9.70	0.25		0.63	0.88	(0.27)	(0.17)	-	(0.44)	10.14	9.14%		2,774	0.13%		N/A		2.46%
Service Class
3/31/18[r]	$10.02	$0.20		$(0.08)	$0.12	$(0.27)	$-	$-	$(0.27)	$9.87	1.17%	[b]	$8,097	0.31%	[a]	0.23%	[a]	4.13%	[a]
9/30/17	9.69	0.17		0.37	0.54	(0.20)	-	(0.01)	(0.21)	10.02	5.72%		7,138	0.32%		0.23%		1.80%
9/30/16	9.37	0.28		0.30	0.58	(0.23)	(0.03)	-	(0.26)	9.69	6.39%		8,032	0.33%		0.22%		3.03%
9/30/15[i]	9.72	0.00	[d]	(0.21)	(0.21)	-	(0.14)	-	(0.14)	9.37	(2.22%	)[b]	19,160	0.32%	[a]	0.22%	[a]	0.04%	[a]
12/31/14	10.03	0.29		0.12	0.41	(0.28)	(0.44)	-	(0.72)	9.72	3.99%		21,586	0.27%		0.21%		2.84%
12/31/13	10.14	0.49		0.14	0.63	(0.29)	(0.45)	-	(0.74)	10.03	6.29%		12,812	0.19%		N/A		4.64%
12/31/12	9.69	0.23		0.66	0.89	(0.27)	(0.17)	-	(0.44)	10.14	9.21%		3,110	0.17%		N/A		2.29%
Administrative Class
3/31/18[r]	$10.02	$0.22		$(0.11)	$0.11	$(0.26)	$-	$-	$(0.26)	$9.87	1.06%	[b]	$39,405	0.41%	[a]	0.33%	[a]	4.39%	[a]
9/30/17	9.70	0.16		0.36	0.52	(0.19)	-	(0.01)	(0.20)	10.02	5.53%		52,556	0.42%		0.33%		1.64%
9/30/16	9.38	0.22		0.36	0.58	(0.23)	(0.03)	-	(0.26)	9.70	6.33%		53,140	0.43%		0.32%		2.39%
9/30/15[i]	9.73	(0.00)[d]		(0.21)	(0.21)	-	(0.14)	-	(0.14)	9.38	(2.21%	)[b]	62,204	0.42%	[a]	0.32%	[a]	(0.05%	)[a]
12/31/14	10.04	0.22		0.17	0.39	(0.26)	(0.44)	-	(0.70)	9.73	3.87%		62,351	0.36%		0.31%		2.19%
12/31/13	10.14	0.18		0.44	0.62	(0.27)	(0.45)	-	(0.72)	10.04	6.22%		61,817	0.27%		N/A		1.78%
12/31/12	9.70	0.21		0.66	0.87	(0.26)	(0.17)	-	(0.43)	10.14	9.01%		73,765	0.25%		N/A		2.10%
Class A
3/31/18[r]	$10.05	$0.20		$(0.09)	$0.11	$(0.23)	$-	$-	$(0.23)	$9.93	1.08%	[b]	$29,769	0.66%	[a]	0.58%	[a]	4.11%	[a]
9/30/17	9.68	0.15		0.35	0.50	(0.12)	-	(0.01)	(0.13)	10.05	5.29%		32,580	0.67%		0.58%		1.50%
9/30/16	9.36	0.24		0.31	0.55	(0.20)	(0.03)	-	(0.23)	9.68	6.03%		39,639	0.68%		0.57%		2.56%
9/30/15[i]	9.74	(0.02)		(0.22)	(0.24)	-	(0.14)	-	(0.14)	9.36	(2.52%	)[b]	113,693	0.67%	[a]	0.57%	[a]	(0.31%	)[a]
12/31/14	10.04	0.19		0.19	0.38	(0.24)	(0.44)	-	(0.68)	9.74	3.69%		125,410	0.61%		0.56%		1.83%
12/31/13	10.14	0.16		0.43	0.59	(0.24)	(0.45)	-	(0.69)	10.04	5.92%		131,939	0.52%		N/A		1.51%
12/31/12	9.70	0.18		0.67	0.85	(0.24)	(0.17)	-	(0.41)	10.14	8.73%		163,625	0.50%		N/A		1.75%
Class R4
3/31/18[r]	$9.94	$0.20		$(0.09)	$0.11	$(0.25)	$-	$-	$(0.25)	$9.80	1.07%	[b]	$101,892	0.56%	[a]	0.48%	[a]	4.18%	[a]
9/30/17	9.64	0.13		0.38	0.51	(0.20)	-	(0.01)	(0.21)	9.94	5.41%		98,559	0.57%		0.48%		1.37%
9/30/16	9.36	0.00	[d]	0.56	0.56	(0.25)	(0.03)	-	(0.28)	9.64	6.13%		81,328	0.58%		0.47%		0.05%
9/30/15[i]	9.72	0.00	[d]	(0.22)	(0.22)	-	(0.14)	-	(0.14)	9.36	(2.32%	)[b]	1,496	0.57%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	10.18	0.21		0.03	0.24	(0.26)	(0.44)	-	(0.70)	9.72	2.29%	[b]	102	0.54%	[a]	0.47%	[a]	2.76%	[a]
Class R3
3/31/18[r]	$9.91	$0.19		$(0.09)	$0.10	$(0.23)	$-	$-	$(0.23)	$9.78	0.97%	[b]	$7,616	0.81%	[a]	0.73%	[a]	3.98%	[a]
9/30/17	9.61	0.10		0.38	0.48	(0.17)	-	(0.01)	(0.18)	9.91	5.13%		7,538	0.82%		0.73%		1.00%
9/30/16	9.33	0.09		0.45	0.54	(0.23)	(0.03)	-	(0.26)	9.61	5.96%		5,155	0.83%		0.72%		1.00%
9/30/15[i]	9.72	(0.02)		(0.23)	(0.25)	-	(0.14)	-	(0.14)	9.33	(2.63%	)[b]	1,302	0.82%	[a]	0.72%	[a]	(0.23%	)[a]
12/31/14[h]	10.18	0.19		0.03	0.22	(0.24)	(0.44)	-	(0.68)	9.72	2.10%	[b]	102	0.79%	[a]	0.72%	[a]	2.51%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	14%	39%	69%	27%	31%	37%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$10.31	$0.17		$0.11	$0.28	$(0.34)	$(0.02)	$(0.36)	$10.23	2.70%	[b]	$7,307	0.09%	[a]	0.06%	[a]	3.36%	[a]
9/30/17	9.53	0.04		0.96	1.00	(0.22)	-	(0.22)	10.31	10.72%		7,078	0.08%		0.07%		0.40%
9/30/16	9.14	0.45		0.28	0.73	(0.23)	(0.11)	(0.34)	9.53	8.18%		198	0.08%		0.04%		4.89%
9/30/15[i]	9.79	0.02		(0.39)	(0.37)	-	(0.28)	(0.28)	9.14	(3.85%	)[b]	642	0.07%	[a]	0.04%	[a]	0.30%	[a]
12/31/14[h]	10.76	0.42		(0.12)	0.30	(0.31)	(0.96)	(1.27)	9.79	2.65%	[b]	725	0.06%	[a]	0.04%	[a]	5.19%	[a]
Class R5
3/31/18[r]	$10.31	$0.23		$0.04	$0.27	$(0.33)	$(0.02)	$(0.35)	$10.23	2.60%	[b]	$30,718	0.19%	[a]	0.16%	[a]	4.48%	[a]
9/30/17	9.53	0.15		0.84	0.99	(0.21)	-	(0.21)	10.31	10.62%		41,947	0.18%		0.16%		1.52%
9/30/16	9.13	0.20		0.53	0.73	(0.22)	(0.11)	(0.33)	9.53	8.21%		39,100	0.18%		0.14%		2.16%
9/30/15[i]	9.79	0.01		(0.39)	(0.38)	-	(0.28)	(0.28)	9.13	(3.95%	)[b]	21,120	0.17%	[a]	0.14%	[a]	0.19%	[a]
12/31/14	10.61	0.26		0.18	0.44	(0.30)	(0.96)	(1.26)	9.79	4.01%		24,005	0.16%		0.15%		2.38%
12/31/13	10.25	0.45		1.02	1.47	(0.32)	(0.79)	(1.11)	10.61	14.56%		17,345	0.17%		N/A		4.07%
12/31/12	9.51	0.33		0.86	1.19	(0.24)	(0.21)	(0.45)	10.25	12.48%		2,649	0.13%		N/A		3.22%
Service Class
3/31/18[r]	$10.35	$0.12		$0.15	$0.27	$(0.32)	$(0.02)	$(0.34)	$10.28	2.57%	[b]	$11,307	0.29%	[a]	0.26%	[a]	2.24%	[a]
9/30/17	9.55	0.17		0.82	0.99	(0.19)	-	(0.19)	10.35	10.53%		4,509	0.28%		0.26%		1.77%
9/30/16	9.14	0.25		0.46	0.71	(0.19)	(0.11)	(0.30)	9.55	7.98%		5,623	0.28%		0.24%		2.76%
9/30/15[i]	9.81	0.01		(0.40)	(0.39)	-	(0.28)	(0.28)	9.14	(4.05%	)[b]	36,457	0.27%	[a]	0.24%	[a]	0.09%	[a]
12/31/14	10.62	0.24		0.19	0.43	(0.28)	(0.96)	(1.24)	9.81	4.01%		49,324	0.25%		0.23%		2.24%
12/31/13	10.26	0.50		0.97	1.47	(0.32)	(0.79)	(1.11)	10.62	14.53%		31,677	0.21%		N/A		4.47%
12/31/12	9.51	0.21		0.98	1.19	(0.23)	(0.21)	(0.44)	10.26	12.53%		4,549	0.17%		N/A		2.10%
Administrative Class
3/31/18[r]	$10.32	$0.20		$0.07	$0.27	$(0.31)	$(0.02)	$(0.33)	$10.26	2.56%	[b]	$86,806	0.39%	[a]	0.36%	[a]	3.97%	[a]
9/30/17	9.54	0.12		0.85	0.97	(0.19)	-	(0.19)	10.32	10.36%		98,641	0.38%		0.36%		1.26%
9/30/16	9.14	0.20		0.51	0.71	(0.20)	(0.11)	(0.31)	9.54	7.92%		105,186	0.38%		0.34%		2.22%
9/30/15[i]	9.82	0.00	[d]	(0.40)	(0.40)	-	(0.28)	(0.28)	9.14	(4.15%	)[b]	128,868	0.37%	[a]	0.34%	[a]	0.01%	[a]
12/31/14	10.63	0.20		0.22	0.42	(0.27)	(0.96)	(1.23)	9.82	3.89%		138,574	0.34%		0.33%		1.83%
12/31/13	10.26	0.18		1.28	1.46	(0.30)	(0.79)	(1.09)	10.63	14.44%		150,710	0.29%		N/A		1.66%
12/31/12	9.51	0.18		1.00	1.18	(0.22)	(0.21)	(0.43)	10.26	12.43%		147,873	0.25%		N/A		1.81%
Class A
3/31/18[r]	$10.34	$0.18		$0.07	$0.25	$(0.28)	$(0.02)	$(0.30)	$10.29	2.37%	[b]	$101,108	0.64%	[a]	0.61%	[a]	3.54%	[a]
9/30/17	9.54	0.11		0.85	0.96	(0.16)	-	(0.16)	10.34	10.22%		115,392	0.63%		0.61%		1.18%
9/30/16	9.14	0.17		0.51	0.68	(0.17)	(0.11)	(0.28)	9.54	7.59%		138,758	0.63%		0.59%		1.85%
9/30/15[i]	9.84	(0.02)		(0.40)	(0.42)	-	(0.28)	(0.28)	9.14	(4.34%	)[b]	165,092	0.62%	[a]	0.59%	[a]	(0.26%	)[a]
12/31/14	10.65	0.17		0.22	0.39	(0.24)	(0.96)	(1.20)	9.84	3.62%		199,865	0.59%		0.58%		1.53%
12/31/13	10.26	0.11		1.33	1.44	(0.26)	(0.79)	(1.05)	10.65	14.21%		216,068	0.53%		N/A		0.99%
12/31/12	9.51	0.14		1.01	1.15	(0.19)	(0.21)	(0.40)	10.26	12.13%		324,049	0.50%		N/A		1.42%
Class R4
3/31/18[r]	$10.26	$0.18		$0.08	$0.26	$(0.30)	$(0.02)	$(0.32)	$10.20	2.49%	[b]	$29,917	0.54%	[a]	0.51%	[a]	3.60%	[a]
9/30/17	9.50	0.10		0.85	0.95	(0.19)	-	(0.19)	10.26	10.25%		28,109	0.53%		0.51%		1.06%
9/30/16	9.13	0.03		0.66	0.69	(0.21)	(0.11)	(0.32)	9.50	7.72%		21,403	0.53%		0.49%		0.31%
9/30/15[i]	9.82	0.01		(0.42)	(0.41)	-	(0.28)	(0.28)	9.13	(4.25%	)[b]	1,693	0.52%	[a]	0.49%	[a]	0.17%	[a]
12/31/14[h]	10.79	0.20		0.06	0.26	(0.27)	(0.96)	(1.23)	9.82	2.29%	[b]	102	0.51%	[a]	0.49%	[a]	2.43%	[a]
Class R3
3/31/18[r]	$10.24	$0.18		$0.06	$0.24	$(0.27)	$(0.02)	$(0.29)	$10.19	2.35%	[b]	$11,850	0.79%	[a]	0.76%	[a]	3.50%	[a]
9/30/17	9.47	0.07		0.86	0.93	(0.16)	-	(0.16)	10.24	10.04%		12,819	0.78%		0.76%		0.72%
9/30/16	9.12	0.13		0.53	0.66	(0.20)	(0.11)	(0.31)	9.47	7.45%		8,773	0.78%		0.74%		1.38%
9/30/15[i]	9.82	0.01		(0.43)	(0.42)	-	(0.28)	(0.28)	9.12	(4.35%	)[b]	5,138	0.77%	[a]	0.74%	[a]	0.11%	[a]
12/31/14[h]	10.79	0.18		0.06	0.24	(0.25)	(0.96)	(1.21)	9.82	2.11%	[b]	102	0.76%	[a]	0.74%	[a]	2.18%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	11%	30%	62%	17%	28%	37%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$10.77	$0.18	$0.26	$0.44	$(0.40)	$(0.11)	$(0.51)	$10.70	4.10%	[b]	$6,475	0.10%	[a]	0.07%	[a]	3.34%	[a]
9/30/17	9.55	0.02	1.41	1.43	(0.21)	-	(0.21)	10.77	15.26%		10,236	0.10%		0.09%		0.24%
9/30/16	9.10	0.36	0.47	0.83	(0.20)	(0.18)	(0.38)	9.55	9.39%		110	0.09%		0.04%		3.85%
9/30/15[i]	10.02	0.03	(0.57)	(0.54)	-	(0.38)	(0.38)	9.10	(5.46%	)[b]	300	0.08%	[a]	0.04%	[a]	0.42%	[a]
12/31/14[h]	11.45	0.34	(0.05)	0.29	(0.31)	(1.41)	(1.72)	10.02	2.39%	[b]	318	0.06%	[a]	0.04%	[a]	4.02%	[a]
Class R5
3/31/18[r]	$10.77	$0.23	$0.21	$0.44	$(0.39)	$(0.11)	$(0.50)	$10.71	4.10%	[b]	$13,754	0.20%	[a]	0.18%	[a]	4.17%	[a]
9/30/17	9.55	0.12	1.30	1.42	(0.20)	-	(0.20)	10.77	15.16%		21,697	0.20%		0.17%		1.24%
9/30/16	9.09	0.19	0.64	0.83	(0.19)	(0.18)	(0.37)	9.55	9.43%		22,452	0.19%		0.14%		2.09%
9/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.57%	)[b]	8,746	0.18%	[a]	0.14%	[a]	0.31%	[a]
12/31/14	11.31	0.22	0.20	0.42	(0.30)	(1.41)	(1.71)	10.02	3.57%		9,970	0.17%		0.15%		1.96%
12/31/13	10.33	0.21	2.01	2.22	(0.33)	(0.91)	(1.24)	11.31	21.91%		4,663	0.19%		N/A		1.88%
12/31/12	9.36	0.21	1.21	1.42	(0.19)	(0.26)	(0.45)	10.33	15.21%		7,085	0.14%		N/A		2.10%
Service Class
3/31/18[r]	$10.80	$0.13	$0.30	$0.43	$(0.38)	$(0.11)	$(0.49)	$10.74	3.97%	[b]	$8,547	0.30%	[a]	0.27%	[a]	2.41%	[a]
9/30/17	9.55	0.13	1.29	1.42	(0.17)	-	(0.17)	10.80	15.13%		4,209	0.30%		0.27%		1.29%
9/30/16	9.09	0.21	0.60	0.81	(0.17)	(0.18)	(0.35)	9.55	9.18%		7,021	0.29%		0.24%		2.25%
9/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.56%	)[b]	25,552	0.28%	[a]	0.24%	[a]	0.21%	[a]
12/31/14	11.31	0.25	0.16	0.41	(0.29)	(1.41)	(1.70)	10.02	3.49%		28,779	0.26%		0.24%		2.19%
12/31/13	10.33	0.44	1.79	2.23	(0.34)	(0.91)	(1.25)	11.31	21.93%		18,053	0.23%		N/A		3.78%
12/31/12	9.36	0.18	1.24	1.42	(0.19)	(0.26)	(0.45)	10.33	15.17%		1,816	0.18%		N/A		1.75%
Administrative Class
3/31/18[r]	$10.79	$0.19	$0.23	$0.42	$(0.37)	$(0.11)	$(0.48)	$10.73	3.87%	[b]	$91,008	0.40%	[a]	0.37%	[a]	3.43%	[a]
9/30/17	9.55	0.10	1.32	1.42	(0.18)	-	(0.18)	10.79	15.08%		96,560	0.40%		0.37%		1.00%
9/30/16	9.09	0.18	0.62	0.80	(0.16)	(0.18)	(0.34)	9.55	9.14%		98,971	0.39%		0.34%		2.02%
9/30/15[i]	10.04	0.01	(0.58)	(0.57)	-	(0.38)	(0.38)	9.09	(5.76%	)[b]	127,157	0.38%	[a]	0.34%	[a]	0.12%	[a]
12/31/14	11.32	0.20	0.21	0.41	(0.28)	(1.41)	(1.69)	10.04	3.46%		135,163	0.35%		0.33%		1.74%
12/31/13	10.33	0.16	2.06	2.22	(0.32)	(0.91)	(1.23)	11.32	21.84%		130,738	0.31%		N/A		1.44%
12/31/12	9.36	0.16	1.25	1.41	(0.18)	(0.26)	(0.44)	10.33	15.07%		117,574	0.26%		N/A		1.61%
Class A
3/31/18[r]	$10.80	$0.17	$0.25	$0.42	$(0.34)	$(0.11)	$(0.45)	$10.77	3.88%	[b]	$86,563	0.65%	[a]	0.62%	[a]	3.10%	[a]
9/30/17	9.56	0.09	1.30	1.39	(0.15)	-	(0.15)	10.80	14.73%		92,645	0.65%		0.62%		0.86%
9/30/16	9.10	0.15	0.62	0.77	(0.13)	(0.18)	(0.31)	9.56	8.77%		104,156	0.64%		0.59%		1.61%
9/30/15[i]	10.06	(0.01)	(0.57)	(0.58)	-	(0.38)	(0.38)	9.10	(5.84%	)[b]	124,585	0.63%	[a]	0.59%	[a]	(0.15%	)[a]
12/31/14	11.34	0.15	0.23	0.38	(0.25)	(1.41)	(1.66)	10.06	3.16%		157,201	0.60%		0.58%		1.33%
12/31/13	10.34	0.10	2.09	2.19	(0.28)	(0.91)	(1.19)	11.34	21.49%		183,571	0.56%		N/A		0.86%
12/31/12	9.36	0.12	1.27	1.39	(0.15)	(0.26)	(0.41)	10.34	14.88%		236,688	0.51%		N/A		1.23%
Class R4
3/31/18[r]	$10.72	$0.17	$0.24	$0.41	$(0.36)	$(0.11)	$(0.47)	$10.66	3.80%	[b]	$23,448	0.55%	[a]	0.52%	[a]	3.15%	[a]
9/30/17	9.51	0.08	1.31	1.39	(0.18)	-	(0.18)	10.72	14.90%		22,154	0.55%		0.52%		0.79%
9/30/16	9.08	0.03	0.76	0.79	(0.18)	(0.18)	(0.36)	9.51	9.00%		16,185	0.54%		0.49%		0.36%
9/30/15[i]	10.04	0.07	(0.65)	(0.58)	-	(0.38)	(0.38)	9.08	(5.86%	)[b]	1,481	0.53%	[a]	0.49%	[a]	0.96%	[a]
12/31/14[h]	11.47	0.19	0.06	0.25	(0.27)	(1.41)	(1.68)	10.04	2.05%	[b]	102	0.51%	[a]	0.49%	[a]	2.20%	[a]
Class R3
3/31/18[r]	$10.69	$0.16	$0.24	$0.40	$(0.34)	$(0.11)	$(0.45)	$10.64	3.72%	[b]	$14,432	0.80%	[a]	0.77%	[a]	2.91%	[a]
9/30/17	9.49	0.05	1.31	1.36	(0.16)	-	(0.16)	10.69	14.54%		13,615	0.80%		0.77%		0.51%
9/30/16	9.07	0.10	0.67	0.77	(0.17)	(0.18)	(0.35)	9.49	8.73%		7,529	0.79%		0.74%		1.13%
9/30/15[i]	10.04	0.03	(0.62)	(0.59)	-	(0.38)	(0.38)	9.07	(5.96%	)[b]	3,758	0.78%	[a]	0.74%	[a]	0.40%	[a]
12/31/14[h]	11.47	0.17	0.06	0.23	(0.25)	(1.41)	(1.66)	10.04	1.86%	[b]	102	0.76%	[a]	0.74%	[a]	1.98%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	17%	33%	62%	20%	28%	36%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.62	$0.19		$0.34	$0.53	$(0.43)	$(0.11)	$(0.54)	$11.61	4.59%	[b]	$10,153	0.20%	[a]	0.10%	[a]	3.17%	[a]
9/30/17	10.08	0.01		1.71	1.72	(0.18)	-	(0.18)	11.62	17.35%		7,411	0.22%		0.12%		0.06%
9/30/16	9.63	0.37		0.55	0.92	(0.18)	(0.29)	(0.47)	10.08	9.87%		129	0.24%		0.07%		3.78%
9/30/15[i]	10.79	0.03		(0.69)	(0.66)	-	(0.50)	(0.50)	9.63	(6.28%	)[b]	398	0.22%	[a]	0.07%	[a]	0.31%	[a]
12/31/14[h]	12.25	0.31		0.03	0.34	(0.30)	(1.50)	(1.80)	10.79	2.55%	[b]	309	0.16%	[a]	0.07%	[a]	3.45%	[a]
Class R5
3/31/18[r]	$11.62	$0.22		$0.31	$0.53	$(0.42)	$(0.11)	$(0.53)	$11.62	4.59%	[b]	$5,534	0.30%	[a]	0.21%	[a]	3.68%	[a]
9/30/17	10.08	0.09		1.62	1.71	(0.17)	-	(0.17)	11.62	17.23%		6,432	0.33%		0.21%		0.83%
9/30/16	9.63	0.18		0.73	0.91	(0.17)	(0.29)	(0.46)	10.08	9.76%		4,662	0.34%		0.17%		1.83%
9/30/15[i]	10.80	0.01		(0.68)	(0.67)	-	(0.50)	(0.50)	9.63	(6.37%	)[b]	3,534	0.32%	[a]	0.17%	[a]	0.14%	[a]
12/31/14	12.12	0.20		0.26	0.46	(0.28)	(1.50)	(1.78)	10.80	3.62%		5,507	0.25%		0.17%		1.60%
12/31/13	10.35	0.24		2.41	2.65	(0.31)	(0.57)	(0.88)	12.12	25.93%		4,132	0.25%		0.19%		2.04%
12/31/12	9.28	0.30		1.21	1.51	(0.15)	(0.29)	(0.44)	10.35	16.42%		1,698	0.23%		0.15%		2.97%
Service Class
3/31/18[r]	$11.63	$0.14		$0.39	$0.53	$(0.41)	$(0.11)	$(0.52)	$11.64	4.56%	[b]	$2,814	0.40%	[a]	0.30%	[a]	2.31%	[a]
9/30/17	10.09	0.10		1.60	1.70	(0.16)	-	(0.16)	11.63	17.09%		1,604	0.43%		0.30%		0.90%
9/30/16	9.62	0.20		0.71	0.91	(0.15)	(0.29)	(0.44)	10.09	9.68%		1,657	0.44%		0.27%		2.11%
9/30/15[i]	10.80	0.01		(0.69)	(0.68)	-	(0.50)	(0.50)	9.62	(6.46%	)[b]	4,389	0.42%	[a]	0.27%	[a]	0.13%	[a]
12/31/14	12.12	0.23		0.23	0.46	(0.28)	(1.50)	(1.78)	10.80	3.57%		5,925	0.34%		0.26%		1.91%
12/31/13	10.36	0.36		2.28	2.64	(0.31)	(0.57)	(0.88)	12.12	25.82%		3,545	0.29%		0.23%		3.01%
12/31/12	9.28	0.14		1.38	1.52	(0.15)	(0.29)	(0.44)	10.36	16.46%		110	0.26%		0.18%		1.37%
Administrative Class
3/31/18[r]	$11.62	$0.19		$0.33	$0.52	$(0.40)	$(0.11)	$(0.51)	$11.63	4.48%	[b]	$33,742	0.50%	[a]	0.41%	[a]	3.19%	[a]
9/30/17	10.07	0.07		1.63	1.70	(0.15)	-	(0.15)	11.62	17.08%		32,761	0.53%		0.40%		0.66%
9/30/16	9.62	0.16		0.73	0.89	(0.15)	(0.29)	(0.44)	10.07	9.49%		30,872	0.54%		0.37%		1.64%
9/30/15[i]	10.81	0.00	[d]	(0.69)	(0.69)	-	(0.50)	(0.50)	9.62	(6.55%	)[b]	39,361	0.52%	[a]	0.37%	[a]	0.04%	[a]
12/31/14	12.13	0.18		0.26	0.44	(0.26)	(1.50)	(1.76)	10.81	3.45%		40,211	0.43%		0.36%		1.48%
12/31/13	10.36	0.14		2.49	2.63	(0.29)	(0.57)	(0.86)	12.13	25.73%		35,398	0.37%		0.31%		1.19%
12/31/12	9.28	0.13		1.38	1.51	(0.14)	(0.29)	(0.43)	10.36	16.38%		26,623	0.33%		0.26%		1.27%
Class A
3/31/18[r]	$11.59	$0.17		$0.33	$0.50	$(0.37)	$(0.11)	$(0.48)	$11.61	4.29%	[b]	$39,107	0.75%	[a]	0.66%	[a]	2.89%	[a]
9/30/17	10.05	0.06		1.60	1.66	(0.12)	-	(0.12)	11.59	16.71%		44,394	0.78%		0.65%		0.56%
9/30/16	9.59	0.12		0.75	0.87	(0.12)	(0.29)	(0.41)	10.05	9.33%		46,706	0.79%		0.62%		1.25%
9/30/15[i]	10.80	(0.02)		(0.69)	(0.71)	-	(0.50)	(0.50)	9.59	(6.74%	)[b]	50,015	0.77%	[a]	0.62%	[a]	(0.23%	)[a]
12/31/14	12.12	0.14		0.27	0.41	(0.23)	(1.50)	(1.73)	10.80	3.20%		60,183	0.68%		0.61%		1.18%
12/31/13	10.35	0.11		2.50	2.61	(0.27)	(0.57)	(0.84)	12.12	25.48%		61,092	0.62%		0.56%		0.94%
12/31/12	9.28	0.11		1.37	1.48	(0.12)	(0.29)	(0.41)	10.35	16.01%		47,226	0.59%		0.51%		1.09%
Class R4
3/31/18[r]	$11.51	$0.17		$0.33	$0.50	$(0.39)	$(0.11)	$(0.50)	$11.51	4.33%	[b]	$16,455	0.65%	[a]	0.56%	[a]	2.91%	[a]
9/30/17	10.00	0.04		1.63	1.67	(0.16)	-	(0.16)	11.51	16.89%		15,136	0.68%		0.56%		0.37%
9/30/16	9.58	0.09		0.79	0.88	(0.17)	(0.29)	(0.46)	10.00	9.39%		6,786	0.69%		0.52%		0.98%
9/30/15[i]	10.78	0.05		(0.75)	(0.70)	-	(0.50)	(0.50)	9.58	(6.66%	)[b]	2,155	0.67%	[a]	0.52%	[a]	0.64%	[a]
12/31/14[h]	12.24	0.17		0.13	0.30	(0.26)	(1.50)	(1.76)	10.78	2.22%	[b]	102	0.61%	[a]	0.52%	[a]	1.82%	[a]
Class R3
3/31/18[r]	$11.47	$0.16		$0.33	$0.49	$(0.36)	$(0.11)	$(0.47)	$11.49	4.27%	[b]	$7,935	0.90%	[a]	0.81%	[a]	2.68%	[a]
9/30/17	9.97	0.02		1.61	1.63	(0.13)	-	(0.13)	11.47	16.53%		7,927	0.93%		0.81%		0.19%
9/30/16	9.57	0.04		0.80	0.84	(0.15)	(0.29)	(0.44)	9.97	9.06%		4,573	0.94%		0.77%		0.44%
9/30/15[i]	10.78	0.03		(0.74)	(0.71)	-	(0.50)	(0.50)	9.57	(6.75%	)[b]	1,531	0.92%	[a]	0.77%	[a]	0.43%	[a]
12/31/14[h]	12.24	0.14		0.13	0.27	(0.23)	(1.50)	(1.73)	10.78	2.03%	[b]	102	0.86%	[a]	0.77%	[a]	1.57%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	16%	39%	70%	26%	32%	36%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.55	$0.27	$(0.09)	$0.18	$(0.23)	$(0.23)	$11.50	1.54%[b]	$2,677	0.28%[a]	0.08%[a]	4.64%[a]
9/30/17	11.13	0.22	0.47	0.69	(0.27)	(0.27)	11.55	6.43%	2,603	0.26%	0.08%	1.95%
9/30/16	10.40	0.17	0.56	0.73	-	-	11.13	7.02%	2,467	0.27%	0.06%	1.53%
9/30/15[i]	11.02	0.01	(0.30)	(0.29)	(0.33)	(0.33)	10.40	(2.68%)[b]	598	0.26%[a]	0.06%[a]	0.07%[a]
12/31/14[h]	11.03	0.48	(0.21)	0.27	(0.28)	(0.28)	11.02	2.45%[b]	4,609	0.19%[a]	0.06%[a]	5.71%[a]
Class R5
3/31/18[r]	$11.56	$0.25	$(0.08)	$0.17	$(0.22)	$(0.22)	$11.51	1.44%[b]	$4,645	0.38%[a]	0.18%[a]	4.38%[a]
9/30/17	11.14	0.17	0.51	0.68	(0.26)	(0.26)	11.56	6.32%	4,574	0.37%	0.18%	1.49%
9/30/16	10.42	0.08	0.64	0.72	-	-	11.14	6.91%	3,494	0.37%	0.16%	0.77%
9/30/15[i]	11.00	0.01	(0.30)	(0.29)	(0.29)	(0.29)	10.42	(2.68%)[b]	757	0.36%[a]	0.16%[a]	0.09%[a]
12/31/14[h]	11.03	0.57	(0.32)	0.25	(0.28)	(0.28)	11.00	2.27%[b]	953	0.29%[a]	0.16%[a]	6.82%[a]
Service Class
3/31/18[r]	$11.57	$0.24	$(0.08)	$0.16	$(0.20)	$(0.20)	$11.53	1.41%[b]	$13,540	0.48%[a]	0.28%[a]	4.25%[a]
9/30/17	11.15	0.19	0.48	0.67	(0.25)	(0.25)	11.57	6.20%	14,194	0.47%	0.28%	1.67%
9/30/16	10.44	0.27	0.44	0.71	-	-	11.15	6.80%	15,440	0.47%	0.26%	2.51%
9/30/15[i]	11.01	0.00 [d]	(0.29)	(0.29)	(0.28)	(0.28)	10.44	(2.70%)[b]	19,899	0.46%[a]	0.26%[a]	0.00%[a,e]
12/31/14	10.88	0.20	0.20	0.40	(0.27)	(0.27)	11.01	3.63%	22,029	0.35%	0.26%	1.80%
12/31/13	10.45	0.20	0.52	0.72	(0.29)	(0.29)	10.88	6.93%	26,414	0.26%	0.25%	1.91%
12/31/12	9.84	0.26	0.67	0.93	(0.32)	(0.32)	10.45	9.64%	24,199	0.17%	0.17%[k]	2.55%
Administrative Class
3/31/18[r]	$11.56	$0.24	$(0.08)	$0.16	$(0.19)	$(0.19)	$11.53	1.38%[b]	$23,073	0.58%[a]	0.38%[a]	4.22%[a]
9/30/17	11.14	0.18	0.48	0.66	(0.24)	(0.24)	11.56	6.08%	23,318	0.57%	0.38%	1.58%
9/30/16	10.44	0.22	0.48	0.70	-	-	11.14	6.70%	28,573	0.57%	0.36%	2.07%
9/30/15[i]	11.02	(0.01)	(0.30)	(0.31)	(0.27)	(0.27)	10.44	(2.86%)[b]	30,387	0.56%[a]	0.36%[a]	(0.09%)[a]
12/31/14	10.89	0.24	0.16	0.40	(0.27)	(0.27)	11.02	3.68%	33,673	0.46%	0.35%	2.13%
12/31/13	10.47	0.22	0.48	0.70	(0.28)	(0.28)	10.89	6.83%	17,286	0.32%	0.32%[k]	2.06%
12/31/12	9.85	0.17	0.76	0.93	(0.31)	(0.31)	10.47	9.53%	13,720	0.23%	0.23%[k]	1.63%
Class A
3/31/18[r]	$11.47	$0.22	$(0.08)	$0.14	$(0.16)	$(0.16)	$11.45	1.25%[b]	$21,415	0.83%[a]	0.63%[a]	3.90%[a]
9/30/17	11.05	0.14	0.49	0.63	(0.21)	(0.21)	11.47	5.88%	20,529	0.82%	0.63%	1.27%
9/30/16	10.39	0.19	0.47	0.66	-	-	11.05	6.35%	20,906	0.82%	0.61%	1.74%
9/30/15[i]	10.95	(0.03)	(0.29)	(0.32)	(0.24)	(0.24)	10.39	(2.96%)[b]	20,228	0.81%[a]	0.61%[a]	(0.34%)[a]
12/31/14	10.81	0.19	0.17	0.36	(0.22)	(0.22)	10.95	3.34%	20,689	0.72%	0.63%	1.70%
12/31/13	10.38	0.15	0.52	0.67	(0.24)	(0.24)	10.81	6.52%	20,693	0.67%	0.67%[k]	1.44%
12/31/12	9.76	0.17	0.71	0.88	(0.26)	(0.26)	10.38	9.13%	24,982	0.58%	0.58%[k]	1.65%
Class R4
3/31/18[r]	$11.39	$0.23	$(0.08)	$0.15	$(0.17)	$(0.17)	$11.37	1.32%[b]	$4,738	0.73%[a]	0.53%[a]	4.05%[a]
9/30/17	10.98	0.18	0.46	0.64	(0.23)	(0.23)	11.39	5.99%	4,906	0.71%	0.53%	1.68%
9/30/16	10.31	0.20	0.47	0.67	-	-	10.98	6.50%	6,233	0.72%	0.51%	1.91%
9/30/15[i]	10.90	(0.02)	(0.29)	(0.31)	(0.28)	(0.28)	10.31	(2.88%)[b]	4,325	0.71%[a]	0.51%[a]	(0.19%)[a]
12/31/14[h]	10.96	0.30	(0.08)	0.22	(0.28)	(0.28)	10.90	2.01%[b]	1,753	0.64%[a]	0.51%[a]	3.61%[a]
Class R3
3/31/18[r]	$11.30	$0.22	$(0.09)	$0.13	$(0.15)	$(0.15)	$11.28	1.11%[b]	$13,711	0.98%[a]	0.78%[a]	3.85%[a]
9/30/17	10.90	0.13	0.48	0.61	(0.21)	(0.21)	11.30	5.73%	13,260	0.97%	0.78%	1.15%
9/30/16	10.26	0.16	0.48	0.64	-	-	10.90	6.24%	13,673	0.97%	0.76%	1.50%
9/30/15[i]	10.86	(0.04)	(0.29)	(0.33)	(0.27)	(0.27)	10.26	(3.07%)[b]	8,315	0.96%[a]	0.76%[a]	(0.47%)[a]
12/31/14	10.79	0.50	(0.15)	0.35	(0.28)	(0.28)	10.86	3.21%	5,099	0.89%	0.76%	4.60%
12/31/13	10.37	0.12	0.51	0.63	(0.21)	(0.21)	10.79	6.13%	111	0.97%	0.97%[k]	1.10%
12/31/12	9.76	0.15	0.71	0.86	(0.25)	(0.25)	10.37	8.89%	124	0.88%	0.88%[k]	1.45%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	12%	47%	75%	37%	44%	41%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$12.27	$0.28	$(0.04)	$0.24	$(0.26)	$(0.26)	$12.25	1.94%[b]	$1,557	0.37%[a]	0.06%[a]	4.63%[a]
9/30/17	11.76	0.17	0.70	0.87	(0.36)	(0.36)	12.27	7.71%	900	0.32%	0.06%	1.45%
9/30/16	10.94	0.25	0.57	0.82	-	-	11.76	7.50%	564	0.28%	0.04%	2.24%
9/30/15[i]	11.74	0.01	(0.36)	(0.35)	(0.45)	(0.45)	10.94	(3.03%)[b]	607	0.23%[a]	0.04%[a]	0.07%[a]
12/31/14[h]	11.80	0.53	(0.23)	0.30	(0.36)	(0.36)	11.74	2.49%[b]	11,342	0.16%[a]	0.04%[a]	5.96%[a]
Class R5
3/31/18[r]	$12.36	$0.27	$(0.04)	$0.23	$(0.25)	$(0.25)	$12.34	1.85%[b]	$4,050	0.47%[a]	0.16%[a]	4.45%[a]
9/30/17	11.84	0.15	0.72	0.87	(0.35)	(0.35)	12.36	7.61%	3,212	0.42%	0.16%	1.29%
9/30/16	11.02	0.21	0.61	0.82	-	-	11.84	7.44%	1,844	0.38%	0.14%	1.86%
9/30/15[i]	11.73	0.02	(0.38)	(0.36)	(0.35)	(0.35)	11.02	(3.15%)[b]	1,836	0.33%[a]	0.14%[a]	0.20%[a]
12/31/14[h]	11.80	1.82	(1.53)	0.29	(0.36)	(0.36)	11.73	2.40%[b]	1,553	0.26%[a]	0.14%[a]	20.54%[a]
Service Class
3/31/18[r]	$12.39	$0.26	$(0.03)	$0.23	$(0.23)	$(0.23)	$12.39	1.83%[b]	$13,479	0.57%[a]	0.26%[a]	4.22%[a]
9/30/17	11.86	0.21	0.66	0.87	(0.34)	(0.34)	12.39	7.56%	16,178	0.52%	0.25%	1.81%
9/30/16	11.06	0.27	0.53	0.80	-	-	11.86	7.23%	24,677	0.48%	0.24%	2.35%
9/30/15[i]	11.75	0.01	(0.37)	(0.36)	(0.33)	(0.33)	11.06	(3.13%)[b]	28,488	0.43%[a]	0.24%[a]	0.06%[a]
12/31/14	11.63	0.15	0.30	0.45	(0.33)	(0.33)	11.75	3.84%	31,431	0.33%	0.24%	1.28%
12/31/13	10.80	0.22	0.89	1.11	(0.28)	(0.28)	11.63	10.46%	62,732	0.26%	0.25%	1.91%
12/31/12	9.96	0.27	0.84	1.11	(0.27)	(0.27)	10.80	11.19%	57,999	0.16%	0.16%[k]	2.54%
Administrative Class
3/31/18[r]	$12.34	$0.26	$(0.04)	$0.22	$(0.21)	$(0.21)	$12.35	1.81%[b]	$10,547	0.67%[a]	0.36%[a]	4.24%[a]
9/30/17	11.82	0.18	0.67	0.85	(0.33)	(0.33)	12.34	7.41%	12,523	0.62%	0.36%	1.49%
9/30/16	11.03	0.26	0.53	0.79	-	-	11.82	7.16%	13,491	0.58%	0.34%	2.28%
9/30/15[i]	11.73	(0.00)[d]	(0.38)	(0.38)	(0.32)	(0.32)	11.03	(3.25%)[b]	18,408	0.53%[a]	0.34%[a]	(0.05%)[a]
12/31/14	11.64	0.28	0.16	0.44	(0.35)	(0.35)	11.73	3.71%	23,920	0.44%	0.34%	2.37%
12/31/13	10.80	0.22	0.88	1.10	(0.26)	(0.26)	11.64	10.36%	10,809	0.35%	0.34%	1.92%
12/31/12	9.94	0.10	1.00	1.10	(0.24)	(0.24)	10.80	11.10%	8,852	0.24%	0.24%[k]	0.92%
Class A
3/31/18[r]	$12.24	$0.23	$(0.02)	$0.21	$(0.18)	$(0.18)	$12.27	1.71%[b]	$14,911	0.92%[a]	0.61%[a]	3.83%[a]
9/30/17	11.72	0.16	0.65	0.81	(0.29)	(0.29)	12.24	7.16%	15,853	0.87%	0.60%	1.36%
9/30/16	10.97	0.21	0.54	0.75	-	-	11.72	6.84%	21,177	0.83%	0.59%	1.85%
9/30/15[i]	11.66	(0.03)	(0.36)	(0.39)	(0.30)	(0.30)	10.97	(3.42%)[b]	24,300	0.78%[a]	0.59%[a]	(0.28%)[a]
12/31/14	11.55	0.18	0.22	0.40	(0.29)	(0.29)	11.66	3.43%	21,871	0.71%	0.62%	1.54%
12/31/13	10.72	0.15	0.91	1.06	(0.23)	(0.23)	11.55	9.99%	22,595	0.70%	0.69%	1.31%
12/31/12	9.88	0.16	0.89	1.05	(0.21)	(0.21)	10.72	10.74%	25,903	0.60%	0.60%[k]	1.53%
Class R4
3/31/18[r]	$12.16	$0.23	$(0.03)	$0.20	$(0.20)	$(0.20)	$12.16	1.67%[b]	$6,435	0.82%[a]	0.51%[a]	3.76%[a]
9/30/17	11.65	0.14	0.68	0.82	(0.31)	(0.31)	12.16	7.27%	6,721	0.77%	0.51%	1.20%
9/30/16	10.89	0.24	0.52	0.76	-	-	11.65	6.98%	5,423	0.73%	0.49%	2.13%
9/30/15[i]	11.60	(0.01)	(0.37)	(0.38)	(0.33)	(0.33)	10.89	(3.34%)[b]	2,708	0.68%[a]	0.49%[a]	(0.15%)[a]
12/31/14[h]	11.70	0.30	(0.04)	0.26	(0.36)	(0.36)	11.60	2.17%[b]	1,925	0.61%[a]	0.49%[a]	3.38%[a]
Class R3
3/31/18[r]	$12.01	$0.22	$(0.03)	$0.19	$(0.17)	$(0.17)	$12.03	1.61%[b]	$10,657	1.07%[a]	0.76%[a]	3.73%[a]
9/30/17	11.52	0.13	0.64	0.77	(0.28)	(0.28)	12.01	6.92%	10,323	1.02%	0.76%	1.09%
9/30/16	10.79	0.18	0.55	0.73	-	-	11.52	6.77%	10,105	0.98%	0.74%	1.66%
9/30/15[i]	11.50	(0.04)	(0.36)	(0.40)	(0.31)	(0.31)	10.79	(3.50%)[b]	8,999	0.93%[a]	0.74%[a]	(0.42%)[a]
12/31/14	11.47	0.33	0.04	0.37	(0.34)	(0.34)	11.50	3.20%	8,023	0.87%	0.75%	2.83%
12/31/13	10.63	0.11	0.90	1.01	(0.17)	(0.17)	11.47	9.65%	1,045	1.00%	0.99%	1.00%
12/31/12	9.82	0.13	0.89	1.02	(0.21)	(0.21)	10.63	10.47%	1,275	0.90%	0.90%[k]	1.23%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	13%	46%	74%	39%	53%	47%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$12.17	$0.25	$0.02	$0.27	$(0.43)	$(0.14)	$(0.57)	$11.87	2.18%	[b]	$3,519	0.29%	[a]	0.08%	[a]	4.26%	[a]
9/30/17	11.47	0.20	0.75	0.95	(0.25)	-	(0.25)	12.17	8.51%		3,422	0.25%		0.08%		1.75%
9/30/16	10.94	0.23	0.61	0.84	(0.26)	(0.05)	(0.31)	11.47	7.83%		5,763	0.23%		0.06%		2.05%
9/30/15[i]	11.50	0.01	(0.39)	(0.38)	-	(0.18)	(0.18)	10.94	(3.31%	)[b]	3,874	0.29%	[a]	0.06%	[a]	0.16%	[a]
12/31/14[h]	11.81	0.54	(0.24)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	6,116	0.32%	[a]	0.06%	[a]	6.05%	[a]
Class R5
3/31/18[r]	$12.17	$0.25	$0.02	$0.27	$(0.42)	$(0.14)	$(0.56)	$11.88	2.16%	[b]	$702	0.39%	[a]	0.18%	[a]	4.17%	[a]
9/30/17	11.46	0.18	0.77	0.95	(0.24)	-	(0.24)	12.17	8.46%		662	0.35%		0.18%		1.57%
9/30/16	10.93	0.31	0.52	0.83	(0.25)	(0.05)	(0.30)	11.46	7.72%		660	0.33%		0.16%		2.84%
9/30/15[i]	11.50	0.01	(0.40)	(0.39)	-	(0.18)	(0.18)	10.93	(3.39%	)[b]	1,583	0.39%	[a]	0.16%	[a]	0.17%	[a]
12/31/14[h]	11.81	1.24	(0.94)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	1,179	0.42%	[a]	0.16%	[a]	13.89%	[a]
Service Class
3/31/18[r]	$12.17	$0.25	$0.01	$0.26	$(0.40)	$(0.14)	$(0.54)	$11.89	2.13%	[b]	$6,011	0.49%	[a]	0.28%	[a]	4.12%	[a]
9/30/17	11.46	0.21	0.72	0.93	(0.22)	-	(0.22)	12.17	8.33%		5,932	0.45%		0.28%		1.82%
9/30/16	10.93	0.25	0.57	0.82	(0.24)	(0.05)	(0.29)	11.46	7.64%		11,145	0.43%		0.26%		2.24%
9/30/15[i]	11.52	0.01	(0.42)	(0.41)	-	(0.18)	(0.18)	10.93	(3.56%	)[b]	9,799	0.49%	[a]	0.26%	[a]	0.07%	[a]
12/31/14	11.64	0.18	0.28	0.46	(0.29)	(0.29)	(0.58)	11.52	3.92%		8,470	0.52%		0.25%		1.52%
12/31/13	11.02	0.25	1.27	1.52	(0.34)	(0.56)	(0.90)	11.64	13.87%		10,699	0.70%		0.18%		2.08%
12/31/12	10.25	0.37	0.95	1.32	(0.24)	(0.31)	(0.55)	11.02	12.94%		5,926	1.70%		0.10%		3.36%
Administrative Class
3/31/18[r]	$12.12	$0.24	$0.01	$0.25	$(0.39)	$(0.14)	$(0.53)	$11.84	2.01%	[b]	$13,127	0.59%	[a]	0.38%	[a]	3.97%	[a]
9/30/17	11.42	0.15	0.77	0.92	(0.22)	-	(0.22)	12.12	8.23%		14,256	0.55%		0.38%		1.33%
9/30/16	10.90	0.22	0.58	0.80	(0.23)	(0.05)	(0.28)	11.42	7.51%		14,837	0.53%		0.36%		1.96%
9/30/15[i]	11.49	(0.01)	(0.40)	(0.41)	-	(0.18)	(0.18)	10.90	(3.57%	)[b]	10,451	0.59%	[a]	0.36%	[a]	(0.06%	)[a]
12/31/14	11.64	0.43	0.01	0.44	(0.30)	(0.29)	(0.59)	11.49	3.73%		11,084	0.62%		0.36%		3.56%
12/31/13	11.02	0.29	1.22	1.51	(0.33)	(0.56)	(0.89)	11.64	13.84%		261	0.79%		0.24%		2.48%
12/31/12	10.25	0.17	1.15	1.32	(0.24)	(0.31)	(0.55)	11.02	12.86%		123	1.77%		0.15%		1.52%
Class A
3/31/18[r]	$12.03	$0.22	$0.01	$0.23	$(0.35)	$(0.14)	$(0.49)	$11.77	1.90%	[b]	$12,094	0.84%	[a]	0.63%		3.75%	[a]
9/30/17	11.33	0.16	0.73	0.89	(0.19)	-	(0.19)	12.03	8.05%		12,871	0.80%		0.63%		1.39%
9/30/16	10.80	0.20	0.57	0.77	(0.19)	(0.05)	(0.24)	11.33	7.22%		17,424	0.78%		0.61%		1.86%
9/30/15[i]	11.41	(0.02)	(0.41)	(0.43)	-	(0.18)	(0.18)	10.80	(3.77%	)[b]	18,792	0.84%	[a]	0.61%	[a]	(0.28%	)[a]
12/31/14	11.56	0.21	0.20	0.41	(0.27)	(0.29)	(0.56)	11.41	3.45%		10,113	0.89%		0.61%		1.82%
12/31/13	10.97	0.37	1.10	1.47	(0.32)	(0.56)	(0.88)	11.56	13.48%		5,884	1.14%		0.59%		3.17%
12/31/12	10.22	0.25	1.02	1.27	(0.21)	(0.31)	(0.52)	10.97	12.46%		1,066	2.14%		0.50%		2.24%
Class R4
3/31/18[r]	$11.98	$0.22	$0.02	$0.24	$(0.37)	$(0.14)	$(0.51)	$11.71	1.95%	[b]	$19,216	0.74%	[a]	0.53%	[a]	3.76%	[a]
9/30/17	11.29	0.14	0.75	0.89	(0.20)	-	(0.20)	11.98	8.06%		18,946	0.70%		0.53%		1.24%
9/30/16	10.79	0.21	0.57	0.78	(0.23)	(0.05)	(0.28)	11.29	7.34%		23,450	0.68%		0.51%		1.94%
9/30/15[i]	11.39	(0.01)	(0.41)	(0.42)	-	(0.18)	(0.18)	10.79	(3.69%	)[b]	14,210	0.74%	[a]	0.51%	[a]	(0.17%	)[a]
12/31/14[h]	11.71	0.30	(0.04)	0.26	(0.29)	(0.29)	(0.58)	11.39	2.17%	[b]	11,207	0.77%	[a]	0.51%	[a]	3.41%	[a]
Class R3
3/31/18[r]	$11.96	$0.21	$0.02	$0.23	$(0.34)	$(0.14)	$(0.48)	$11.71	1.85%	[b]	$25,118	0.99%	[a]	0.78%	[a]	3.55%	[a]
9/30/17	11.26	0.12	0.75	0.87	(0.17)	-	(0.17)	11.96	7.86%		26,313	0.95%		0.78%		1.07%
9/30/16	10.77	0.15	0.60	0.75	(0.21)	(0.05)	(0.26)	11.26	7.07%		33,196	0.93%		0.76%		1.42%
9/30/15[i]	11.39	(0.03)	(0.41)	(0.44)	-	(0.18)	(0.18)	10.77	(3.87%	)[b]	21,211	0.99%	[a]	0.76%	[a]	(0.37%	)[a]
12/31/14[h]	11.71	0.28	(0.04)	0.24	(0.27)	(0.29)	(0.56)	11.39	2.03%	[b]	11,676	1.02%	[a]	0.76%	[a]	3.15%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	15%	42%	76%	44%	41%	67%	82%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.01	$0.27	$0.09	$0.36	$(0.42)	$(0.01)	$-	$(0.43)	$12.94	2.75%[b]	$27,189	0.06%[a]	0.05%[a]	4.14%[a]
9/30/17	12.01	0.16	1.11	1.27	(0.24)	-	(0.03)	(0.27)	13.01	10.85%	20,595	0.06%	0.05%	1.30%
9/30/16	11.48	0.23	0.73	0.96	(0.26)	(0.17)	-	(0.43)	12.01	8.58%	11,261	0.05%	0.04%	2.02%
9/30/15[i]	12.34	0.01	(0.54)	(0.53)	(0.33)	-	-	(0.33)	11.48	(4.32%)[b]	8,593	0.05%[a]	0.04%[a]	0.09%[a]
12/31/14[h]	12.33	0.53	(0.21)	0.32	(0.31)	-	-	(0.31)	12.34	2.58%[b]	46,447	0.05%[a]	0.04%[a]	5.68%[a]
Class R5
3/31/18[r]	$12.99	$0.28	$0.07	$0.35	$(0.41)	$(0.01)	$-	$(0.42)	$12.92	2.67%[b]	$33,219	0.16%[a]	0.15%[a]	4.27%[a]
9/30/17	12.00	0.15	1.10	1.25	(0.23)	-	(0.03)	(0.26)	12.99	10.66%	26,146	0.16%	0.15%	1.22%
9/30/16	11.47	0.13	0.82	0.95	(0.25)	(0.17)	-	(0.42)	12.00	8.49%	18,944	0.15%	0.14%	1.15%
9/30/15[i]	12.33	0.03	(0.56)	(0.53)	(0.33)	-	-	(0.33)	11.47	(4.35%)[b]	7,984	0.15%[a]	0.14%[a]	0.32%[a]
12/31/14[h]	12.33	0.97	(0.66)	0.31	(0.31)	-	-	(0.31)	12.33	2.49%[b]	4,649	0.15%[a]	0.14%[a]	10.47%[a]
Service Class
3/31/18[r]	$13.03	$0.25	$0.09	$0.34	$(0.39)	$(0.01)	$-	$(0.40)	$12.97	2.58%[b]	$101,445	0.26%[a]	0.25%[a]	3.90%[a]
9/30/17	12.02	0.18	1.08	1.26	(0.22)	-	(0.03)	(0.25)	13.03	10.66%	117,952	0.26%	0.25%	1.44%
9/30/16	11.49	0.25	0.68	0.93	(0.23)	(0.17)	-	(0.40)	12.02	8.33%	156,529	0.25%	0.24%	2.19%
9/30/15[i]	12.34	0.01	(0.56)	(0.55)	(0.30)	-	-	(0.30)	11.49	(4.48%)[b]	168,632	0.25%[a]	0.24%[a]	0.12%[a]
12/31/14	12.16	0.20	0.27	0.47	(0.29)	-	-	(0.29)	12.34	3.84%	189,123	0.24%	0.24%[k]	1.61%
12/31/13	10.55	0.21	1.62	1.83	(0.22)	-	-	(0.22)	12.16	17.50%	231,681	0.23%	0.23%[k]	1.80%
12/31/12	9.43	0.23	1.10	1.33	(0.21)	-	-	(0.21)	10.55	14.14%	178,323	0.13%	0.12%	2.23%
Administrative Class
3/31/18[r]	$12.99	$0.26	$0.07	$0.33	$(0.37)	$(0.01)	$-	$(0.38)	$12.94	2.49%[b]	$91,529	0.36%[a]	0.35%[a]	3.99%[a]
9/30/17	11.99	0.16	1.07	1.23	(0.20)	-	(0.03)	(0.23)	12.99	10.50%	103,799	0.36%	0.35%	1.28%
9/30/16	11.47	0.22	0.69	0.91	(0.22)	(0.17)	-	(0.39)	11.99	8.15%	122,809	0.35%	0.34%	1.95%
9/30/15[i]	12.32	0.00 [d]	(0.55)	(0.55)	(0.30)	-	-	(0.30)	11.47	(4.51%)[b]	131,451	0.35%[a]	0.34%[a]	0.03%[a]
12/31/14	12.17	0.27	0.18	0.45	(0.30)	-	-	(0.30)	12.32	3.69%	142,437	0.34%	0.34%[k]	2.19%
12/31/13	10.55	0.22	1.60	1.82	(0.20)	-	-	(0.20)	12.17	17.47%	42,621	0.32%	0.32%[k]	1.89%
12/31/12	9.41	0.11	1.21	1.32	(0.18)	-	-	(0.18)	10.55	14.09%	27,380	0.21%	0.20%	1.05%
Class A
3/31/18[r]	$12.91	$0.23	$0.09	$0.32	$(0.34)	$(0.01)	$-	$(0.35)	$12.88	2.45%[b]	$63,621	0.61%[a]	0.60%[a]	3.56%[a]
9/30/17	11.91	0.14	1.06	1.20	(0.18)	-	(0.02)	(0.20)	12.91	10.27%	67,000	0.61%	0.60%	1.17%
9/30/16	11.39	0.20	0.68	0.88	(0.19)	(0.17)	-	(0.36)	11.91	7.90%	88,095	0.60%	0.59%	1.72%
9/30/15[i]	12.22	(0.02)	(0.54)	(0.56)	(0.27)	-	-	(0.27)	11.39	(4.64%)[b]	95,333	0.60%[a]	0.59%[a]	(0.23%)[a]
12/31/14	12.05	0.17	0.24	0.41	(0.24)	-	-	(0.24)	12.22	3.41%	87,478	0.61%	0.61%[k]	1.37%
12/31/13	10.45	0.13	1.64	1.77	(0.17)	-	-	(0.17)	12.05	17.08%	92,034	0.67%	0.67%[k]	1.17%
12/31/12	9.34	0.14	1.13	1.27	(0.16)	-	-	(0.16)	10.45	13.66%	89,321	0.56%	0.56%[k]	1.42%
Class R4
3/31/18[r]	$12.76	$0.23	$0.08	$0.31	$(0.36)	$(0.01)	$-	$(0.37)	$12.70	2.44%[b]	$58,793	0.51%[a]	0.50%[a]	3.68%[a]
9/30/17	11.78	0.13	1.07	1.20	(0.20)	-	(0.02)	(0.22)	12.76	10.41%	60,476	0.51%	0.50%	1.07%
9/30/16	11.30	0.19	0.68	0.87	(0.22)	(0.17)	-	(0.39)	11.78	7.96%	58,346	0.50%	0.49%	1.65%
9/30/15[i]	12.16	(0.01)	(0.53)	(0.54)	(0.32)	-	-	(0.32)	11.30	(4.53%)[b]	28,251	0.50%[a]	0.49%[a]	(0.07%)[a]
12/31/14[h]	12.20	0.33	(0.06)	0.27	(0.31)	-	-	(0.31)	12.16	2.19%[b]	17,613	0.50%[a]	0.49%[a]	3.51%[a]
Class R3
3/31/18[r]	$12.56	$0.22	$0.08	$0.30	$(0.33)	$(0.01)	$-	$(0.34)	$12.52	2.36%[b]	$80,575	0.76%[a]	0.75%[a]	3.48%[a]
9/30/17	11.61	0.10	1.04	1.14	(0.17)	-	(0.02)	(0.19)	12.56	10.01%	84,681	0.76%	0.75%	0.84%
9/30/16	11.12	0.15	0.70	0.85	(0.19)	(0.17)	-	(0.36)	11.61	7.87%	88,411	0.75%	0.74%	1.33%
9/30/15[i]	11.99	(0.03)	(0.54)	(0.57)	(0.30)	-	-	(0.30)	11.12	(4.75%)[b]	61,026	0.75%[a]	0.74%[a]	(0.34%)[a]
12/31/14	11.90	0.37	0.02	0.39	(0.30)	-	-	(0.30)	11.99	3.27%	49,284	0.75%	0.75%[k]	3.07%
12/31/13	10.32	0.09	1.62	1.71	(0.13)	-	-	(0.13)	11.90	16.66%	2,938	0.97%	0.97%[k]	0.83%
12/31/12	9.26	0.13	1.10	1.23	(0.17)	-	-	(0.17)	10.32	13.31%	3,188	0.86%	0.86%[k]	1.29%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	13%	33%	69%	31%	33%	45%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.29	$0.27	$0.18	$0.45	$(0.49)	$(0.24)	$(0.73)	$13.01	3.34%	[b]	$21,015	0.09%	[a]	0.05%	[a]	4.03%	[a]
9/30/17	12.07	0.15	1.39	1.54	(0.26)	(0.06)	(0.32)	13.29	13.03%		23,079	0.10%		0.04%		1.22%
9/30/16	11.37	0.22	0.80	1.02	(0.24)	(0.08)	(0.32)	12.07	9.13%		14,968	0.12%		0.01%		1.88%
9/30/15[i]	12.18	0.02	(0.61)	(0.59)	-	(0.22)	(0.22)	11.37	(4.86%	)[b]	7,212	0.16%	[a]	0.01%	[a]	0.22%	[a]
12/31/14[h]	12.52	0.53	(0.21)	0.32	(0.34)	(0.32)	(0.66)	12.18	2.46%	[b]	14,248	0.21%	[a]	0.01%	[a]	5.58%	[a]
Class R5
3/31/18[r]	$13.29	$0.25	$0.20	$0.45	$(0.47)	$(0.24)	$(0.71)	$13.03	3.35%	[b]	$422	0.19%	[a]	0.14%	[a]	3.83%	[a]
9/30/17	12.05	0.21	1.32	1.53	(0.23)	(0.06)	(0.29)	13.29	12.97%		355	0.20%		0.14%		1.66%
9/30/16	11.35	0.38	0.63	1.01	(0.23)	(0.08)	(0.31)	12.05	9.03%		638	0.22%		0.11%		3.36%
9/30/15[i]	12.17	0.03	(0.63)	(0.60)	-	(0.22)	(0.22)	11.35	(4.95%	)[b]	4,161	0.26%	[a]	0.11%	[a]	0.34%	[a]
12/31/14[h]	12.52	1.68	(1.37)	0.31	(0.34)	(0.32)	(0.66)	12.17	2.38%	[b]	4,359	0.31%	[a]	0.11%	[a]	17.75%	[a]
Service Class
3/31/18[r]	$13.29	$0.25	$0.18	$0.43	$(0.46)	$(0.24)	$(0.70)	$13.02	3.22%	[b]	$23,480	0.29%	[a]	0.24%	[a]	3.78%	[a]
9/30/17	12.06	0.16	1.36	1.52	(0.23)	(0.06)	(0.29)	13.29	12.86%		21,854	0.30%		0.24%		1.31%
9/30/16	11.36	0.22	0.78	1.00	(0.22)	(0.08)	(0.30)	12.06	8.94%		28,337	0.32%		0.21%		1.91%
9/30/15[i]	12.19	0.03	(0.64)	(0.61)	-	(0.22)	(0.22)	11.36	(5.03%	)[b]	20,250	0.36%	[a]	0.21%	[a]	0.29%	[a]
12/31/14	12.36	0.18	0.28	0.46	(0.31)	(0.32)	(0.63)	12.19	3.64%		10,205	0.41%		0.21%		1.44%
12/31/13	10.96	0.32	1.90	2.22	(0.36)	(0.46)	(0.82)	12.36	20.38%		11,732	0.68%		0.20%		2.60%
12/31/12	9.97	0.27	1.22	1.49	(0.21)	(0.29)	(0.50)	10.96	15.02%		2,165	2.05%		0.10%		2.47%
Administrative Class
3/31/18[r]	$13.25	$0.24	$0.19	$0.43	$(0.45)	$(0.24)	$(0.69)	$12.99	3.21%	[b]	$48,840	0.39%	[a]	0.34%	[a]	3.70%	[a]
9/30/17	12.03	0.15	1.35	1.50	(0.22)	(0.06)	(0.28)	13.25	12.78%		46,256	0.40%		0.34%		1.17%
9/30/16	11.33	0.21	0.78	0.99	(0.21)	(0.08)	(0.29)	12.03	8.85%		41,735	0.42%		0.31%		1.85%
9/30/15[i]	12.17	0.01	(0.63)	(0.62)	-	(0.22)	(0.22)	11.33	(5.12%	)[b]	29,905	0.46%	[a]	0.31%	[a]	0.13%	[a]
12/31/14	12.36	0.38	0.06	0.44	(0.31)	(0.32)	(0.63)	12.17	3.52%		26,413	0.51%		0.31%		2.98%
12/31/13	10.96	0.31	1.90	2.21	(0.35)	(0.46)	(0.81)	12.36	20.33%		778	0.77%		0.25%		2.50%
12/31/12	9.97	0.23	1.26	1.49	(0.21)	(0.29)	(0.50)	10.96	14.97%		198	2.13%		0.15%		2.08%
Class A
3/31/18[r]	$13.13	$0.22	$0.18	$0.40	$(0.40)	$(0.24)	$(0.64)	$12.89	3.06%	[b]	$31,812	0.64%	[a]	0.60%	[a]	3.35%	[a]
9/30/17	11.92	0.14	1.32	1.46	(0.19)	(0.06)	(0.25)	13.13	12.53%		33,364	0.65%		0.59%		1.11%
9/30/16	11.23	0.18	0.76	0.94	(0.17)	(0.08)	(0.25)	11.92	8.50%		37,413	0.67%		0.56%		1.59%
9/30/15[i]	12.08	(0.01)	(0.62)	(0.63)	-	(0.22)	(0.22)	11.23	(5.24%	)[b]	33,389	0.71%	[a]	0.56%	[a]	(0.11%	)[a]
12/31/14	12.28	0.25	0.16	0.41	(0.29)	(0.32)	(0.61)	12.08	3.24%		16,826	0.78%		0.57%		2.00%
12/31/13	10.92	0.34	1.81	2.15	(0.33)	(0.46)	(0.79)	12.28	19.87%		6,827	1.12%		0.59%		2.81%
12/31/12	9.95	0.22	1.22	1.44	(0.18)	(0.29)	(0.47)	10.92	14.53%		1,604	2.49%		0.50%		2.04%
Class R4
3/31/18[r]	$13.09	$0.22	$0.19	$0.41	$(0.43)	$(0.24)	$(0.67)	$12.83	3.12%	[b]	$66,577	0.54%	[a]	0.49%	[a]	3.44%	[a]
9/30/17	11.89	0.12	1.35	1.47	(0.21)	(0.06)	(0.27)	13.09	12.59%		60,658	0.55%		0.49%		0.99%
9/30/16	11.22	0.20	0.76	0.96	(0.21)	(0.08)	(0.29)	11.89	8.69%		49,731	0.57%		0.46%		1.76%
9/30/15[i]	12.07	(0.00)[d]	(0.63)	(0.63)	-	(0.22)	(0.22)	11.22	(5.24%	)[b]	21,377	0.61%	[a]	0.46%	[a]	(0.01%	)[a]
12/31/14[h]	12.43	0.35	(0.08)	0.27	(0.31)	(0.32)	(0.63)	12.07	2.10%	[b]	16,483	0.66%	[a]	0.46%	[a]	3.67%	[a]
Class R3
3/31/18[r]	$13.04	$0.21	$0.19	$0.40	$(0.40)	$(0.24)	$(0.64)	$12.80	3.01%	[b]	$89,691	0.79%	[a]	0.74%	[a]	3.26%	[a]
9/30/17	11.85	0.09	1.34	1.43	(0.18)	(0.06)	(0.24)	13.04	12.32%		88,305	0.80%		0.74%		0.76%
9/30/16	11.20	0.14	0.78	0.92	(0.19)	(0.08)	(0.27)	11.85	8.30%		75,449	0.82%		0.71%		1.25%
9/30/15[i]	12.06	(0.01)	(0.63)	(0.64)	-	(0.22)	(0.22)	11.20	(5.33%	)[b]	41,950	0.86%	[a]	0.71%	[a]	(0.14%	)[a]
12/31/14[h]	12.43	0.33	(0.09)	0.24	(0.29)	(0.32)	(0.61)	12.06	1.90%	[b]	19,049	0.91%	[a]	0.71%	[a]	3.51%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	10%	42%	69%	34%	35%	55%	55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

55

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.38	$0.25	$0.26	$0.51	$(0.49)	$(0.05)	$(0.54)	$13.35	3.76%[b]	$29,691	0.05%[a]	0.05	%ak	3.76%[a]
9/30/17	11.93	0.15	1.56	1.71	(0.26)	-	(0.26)	13.38	14.60%	17,732	0.05%	0.05%[k]		1.23%
9/30/16	11.44	0.22	0.81	1.03	(0.24)	(0.30)	(0.54)	11.93	9.37%	9,404	0.05%	0.04%		1.93%
9/30/15[i]	12.51	0.01	(0.66)	(0.65)	-	(0.42)	(0.42)	11.44	(5.28%)[b]	6,087	0.05%[a]	0.04%[a]		0.10%[a]
12/31/14[h]	12.80	0.53	(0.22)	0.31	(0.57)	(0.03)	(0.60)	12.51	2.35%[b]	53,370	0.05%[a]	0.04%[a]		5.46%[a]
Class R5
3/31/18[r]	$13.35	$0.26	$0.24	$0.50	$(0.48)	$(0.05)	$(0.53)	$13.32	3.68%[b]	$37,442	0.15%[a]	0.15	%ak	3.85%[a]
9/30/17	11.91	0.14	1.55	1.69	(0.25)	-	(0.25)	13.35	14.44%	35,101	0.15%	0.15%[k]		1.11%
9/30/16	11.42	0.10	0.92	1.02	(0.23)	(0.30)	(0.53)	11.91	9.29%	23,121	0.15%	0.14%		0.93%
9/30/15[i]	12.50	0.04	(0.70)	(0.66)	-	(0.42)	(0.42)	11.42	(5.36%)[b]	7,510	0.15%[a]	0.14%[a]		0.46%[a]
12/31/14[h]	12.80	1.10	(0.81)	0.29	(0.56)	(0.03)	(0.59)	12.50	2.26%[b]	4,324	0.15%[a]	0.14%[a]		11.40%[a]
Service Class
3/31/18[r]	$13.37	$0.24	$0.26	$0.50	$(0.46)	$(0.05)	$(0.51)	$13.36	3.69%[b]	$131,609	0.25%[a]	0.25	%ak	3.57%[a]
9/30/17	11.92	0.16	1.52	1.68	(0.23)	-	(0.23)	13.37	14.36%	144,766	0.25%	0.25%[k]		1.28%
9/30/16	11.43	0.25	0.76	1.01	(0.22)	(0.30)	(0.52)	11.92	9.14%	159,589	0.25%	0.24%		2.18%
9/30/15[i]	12.52	0.02	(0.69)	(0.67)	-	(0.42)	(0.42)	11.43	(5.44%)[b]	173,384	0.25%[a]	0.24%[a]		0.23%[a]
12/31/14	12.64	0.20	0.25	0.45	(0.54)	(0.03)	(0.57)	12.52	3.51%	187,396	0.24%	0.24%[k]		1.59%
12/31/13	10.61	0.19	2.11	2.30	(0.27)	-	(0.27)	12.64	21.84%	209,824	0.23%	0.23%[k]		1.61%
12/31/12	9.34	0.21	1.23	1.44	(0.17)	-	(0.17)	10.61	15.55%	155,213	0.13%	0.12%		2.05%
Administrative Class
3/31/18[r]	$13.35	$0.24	$0.25	$0.49	$(0.44)	$(0.05)	$(0.49)	$13.35	3.66%[b]	$108,065	0.35%[a]	0.35	%ak	3.51%[a]
9/30/17	11.91	0.14	1.52	1.66	(0.22)	-	(0.22)	13.35	14.17%	103,870	0.35%	0.35%[k]		1.15%
9/30/16	11.41	0.22	0.79	1.01	(0.21)	(0.30)	(0.51)	11.91	9.13%	120,154	0.35%	0.34%		1.90%
9/30/15[i]	12.51	0.01	(0.69)	(0.68)	-	(0.42)	(0.42)	11.41	(5.52%)[b]	126,584	0.35%[a]	0.34%[a]		0.13%[a]
12/31/14	12.64	0.28	0.15	0.43	(0.53)	(0.03)	(0.56)	12.51	3.40%	133,982	0.34%	0.34%[k]		2.14%
12/31/13	10.60	0.20	2.09	2.29	(0.25)	-	(0.25)	12.64	21.77%	46,490	0.32%	0.32%[k]		1.70%
12/31/12	9.32	0.11	1.32	1.43	(0.15)	-	(0.15)	10.60	15.44%	29,056	0.21%	0.21%[k]		1.10%
Class A
3/31/18[r]	$13.25	$0.21	$0.26	$0.47	$(0.40)	$(0.05)	$(0.45)	$13.27	3.54%[b]	$67,002	0.60%[a]	0.60	%ak	3.19%[a]
9/30/17	11.82	0.12	1.50	1.62	(0.19)	-	(0.19)	13.25	13.92%	68,917	0.60%	0.60%[k]		1.01%
9/30/16	11.33	0.18	0.79	0.97	(0.18)	(0.30)	(0.48)	11.82	8.80%	82,599	0.60%	0.59%		1.60%
9/30/15[i]	12.45	(0.01)	(0.69)	(0.70)	-	(0.42)	(0.42)	11.33	(5.71%)[b]	83,067	0.60%[a]	0.59%[a]		(0.11%)[a]
12/31/14	12.57	0.16	0.24	0.40	(0.49)	(0.03)	(0.52)	12.45	3.12%	72,857	0.62%	0.61%		1.29%
12/31/13	10.51	0.12	2.10	2.22	(0.16)	-	(0.16)	12.57	21.31%	77,892	0.67%	0.67%[k]		1.06%
12/31/12	9.26	0.13	1.25	1.38	(0.13)	-	(0.13)	10.51	14.96%	71,053	0.56%	0.56%[k]		1.25%
Class R4
3/31/18[r]	$13.18	$0.22	$0.25	$0.47	$(0.43)	$(0.05)	$(0.48)	$13.17	3.53%[b]	$68,017	0.50%[a]	0.50	%ak	3.28%[a]
9/30/17	11.76	0.12	1.51	1.63	(0.21)	-	(0.21)	13.18	14.09%	64,718	0.50%	0.50%[k]		0.94%
9/30/16	11.30	0.17	0.80	0.97	(0.21)	(0.30)	(0.51)	11.76	8.90%	54,855	0.50%	0.49%		1.55%
9/30/15[i]	12.41	0.00 [d]	(0.69)	(0.69)	-	(0.42)	(0.42)	11.30	(5.65%)[b]	22,738	0.50%[a]	0.49%[a]		0.03%[a]
12/31/14[h]	12.72	0.32	(0.07)	0.25	(0.53)	(0.03)	(0.56)	12.41	1.96%[b]	18,075	0.50%[a]	0.49%[a]		3.26%[a]
Class R3
3/31/18[r]	$13.00	$0.20	$0.25	$0.45	$(0.40)	$(0.05)	$(0.45)	$13.00	3.40%[b]	$116,518	0.75%[a]	0.75	%ak	3.09%[a]
9/30/17	11.61	0.09	1.48	1.57	(0.18)	-	(0.18)	13.00	13.75%	111,137	0.75%	0.75%[k]		0.72%
9/30/16	11.16	0.14	0.79	0.93	(0.18)	(0.30)	(0.48)	11.61	8.59%	101,258	0.75%	0.74%		1.29%
9/30/15[i]	12.28	(0.02)	(0.68)	(0.70)	-	(0.42)	(0.42)	11.16	(5.79%)[b]	68,535	0.75%[a]	0.74%[a]		(0.24%)[a]
12/31/14	12.45	0.36	0.02	0.38	(0.52)	(0.03)	(0.55)	12.28	2.98%	57,469	0.76%	0.75%		2.81%
12/31/13	10.39	0.09	2.08	2.17	(0.11)	-	(0.11)	12.45	20.98%	3,573	0.97%	0.97%[k]		0.77%
12/31/12	9.19	0.10	1.24	1.34	(0.14)	-	(0.14)	10.39	14.64%	3,101	0.86%	0.86%[k]		0.98%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	9%	35%	69%	34%	31%	43%	55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

56

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.77	$0.24	$0.32	$0.56	$(0.51)	$(0.26)	$(0.77)	$13.56	4.05%	[b]	$17,795	0.11%	[a]	0.09%	[a]	3.56%	[a]
9/30/17	12.26	0.15	1.69	1.84	(0.24)	(0.09)	(0.33)	13.77	15.44%		15,744	0.13%		0.09%		1.16%
9/30/16	11.49	0.20	0.89	1.09	(0.23)	(0.09)	(0.32)	12.26	9.62%		9,851	0.16%		0.05%		1.68%
9/30/15[i]	12.44	0.01	(0.70)	(0.69)	-	(0.26)	(0.26)	11.49	(5.58%	)[b]	4,474	0.21%	[a]	0.05%	[a]	0.14%	[a]
12/31/14[h]	12.89	0.51	(0.19)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.37%	[b]	11,523	0.28%	[a]	0.05%	[a]	5.19%	[a]
Class R5
3/31/18[r]	$13.75	$0.24	$0.31	$0.55	$(0.49)	$(0.26)	$(0.75)	$13.55	4.00%	[b]	$1,100	0.21%	[a]	0.19%	[a]	3.54%	[a]
9/30/17	12.24	0.19	1.63	1.82	(0.22)	(0.09)	(0.31)	13.75	15.31%		1,045	0.23%		0.18%		1.53%
9/30/16	11.48	0.30	0.77	1.07	(0.22)	(0.09)	(0.31)	12.24	9.43%		1,928	0.26%		0.15%		2.57%
9/30/15[i]	12.44	0.03	(0.73)	(0.70)	-	(0.26)	(0.26)	11.48	(5.65%	)[b]	3,459	0.31%	[a]	0.15%	[a]	0.35%	[a]
12/31/14[h]	12.89	1.15	(0.83)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.36%	[b]	2,815	0.38%	[a]	0.15%	[a]	11.85%	[a]
Service Class
3/31/18[r]	$13.88	$0.24	$0.31	$0.55	$(0.48)	$(0.26)	$(0.74)	$13.69	3.96%	[b]	$18,534	0.31%	[a]	0.29%	[a]	3.42%	[a]
9/30/17	12.36	0.15	1.68	1.83	(0.22)	(0.09)	(0.31)	13.88	15.15%		17,717	0.33%		0.29%		1.14%
9/30/16	11.59	0.21	0.86	1.07	(0.21)	(0.09)	(0.30)	12.36	9.35%		18,361	0.36%		0.25%		1.75%
9/30/15[i]	12.56	0.03	(0.74)	(0.71)	-	(0.26)	(0.26)	11.59	(5.68%	)[b]	13,635	0.41%	[a]	0.25%	[a]	0.27%	[a]
12/31/14	12.83	0.14	0.33	0.47	(0.30)	(0.44)	(0.74)	12.56	3.53%		7,127	0.48%		0.24%		1.09%
12/31/13	11.00	0.30	2.20	2.50	(0.34)	(0.33)	(0.67)	12.83	22.88%		9,582	0.79%		0.20%		2.42%
12/31/12	9.96	0.26	1.29	1.55	(0.19)	(0.32)	(0.51)	11.00	15.64%		2,042	2.42%		0.10%		2.41%
Administrative Class
3/31/18[r]	$13.83	$0.23	$0.32	$0.55	$(0.47)	$(0.26)	$(0.73)	$13.65	3.96%	[b]	$33,075	0.41%	[a]	0.39%	[a]	3.33%	[a]
9/30/17	12.32	0.12	1.69	1.81	(0.21)	(0.09)	(0.30)	13.83	15.04%		30,323	0.43%		0.39%		0.97%
9/30/16	11.55	0.19	0.86	1.05	(0.19)	(0.09)	(0.28)	12.32	9.25%		27,200	0.46%		0.35%		1.64%
9/30/15[i]	12.53	0.01	(0.73)	(0.72)	-	(0.26)	(0.26)	11.55	(5.78%	)[b]	19,970	0.51%	[a]	0.35%	[a]	0.11%	[a]
12/31/14	12.83	0.39	0.06	0.45	(0.31)	(0.44)	(0.75)	12.53	3.38%		18,330	0.58%		0.35%		2.95%
12/31/13	11.00	0.32	2.18	2.50	(0.34)	(0.33)	(0.67)	12.83	22.85%		1,215	0.88%		0.26%		2.53%
12/31/12	9.96	0.19	1.35	1.54	(0.18)	(0.32)	(0.50)	11.00	15.58%		245	2.51%		0.15%		1.79%
Class A
3/31/18[r]	$13.70	$0.21	$0.32	$0.53	$(0.42)	$(0.26)	$(0.68)	$13.55	3.86%	[b]	$26,268	0.66%	[a]	0.64%	[a]	3.00%	[a]
9/30/17	12.21	0.11	1.65	1.76	(0.18)	(0.09)	(0.27)	13.70	14.73%		26,817	0.68%		0.64%		0.88%
9/30/16	11.45	0.16	0.85	1.01	(0.16)	(0.09)	(0.25)	12.21	8.95%		31,291	0.71%		0.60%		1.41%
9/30/15[i]	12.45	(0.01)	(0.73)	(0.74)	-	(0.26)	(0.26)	11.45	(5.97%	)[b]	25,646	0.76%	[a]	0.60%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.20	0.41	(0.27)	(0.44)	(0.71)	12.45	3.13%		11,968	0.85%		0.61%		1.64%
12/31/13	10.96	0.30	2.14	2.44	(0.32)	(0.33)	(0.65)	12.75	22.38%		6,248	1.23%		0.59%		2.44%
12/31/12	9.94	0.21	1.29	1.50	(0.16)	(0.32)	(0.48)	10.96	15.18%		1,335	2.86%		0.50%		1.97%
Class R4
3/31/18[r]	$13.67	$0.21	$0.31	$0.52	$(0.45)	$(0.26)	$(0.71)	$13.48	3.81%	[b]	$56,692	0.56%	[a]	0.54%	[a]	3.10%	[a]
9/30/17	12.18	0.10	1.67	1.77	(0.19)	(0.09)	(0.28)	13.67	14.92%		48,392	0.58%		0.54%		0.80%
9/30/16	11.45	0.19	0.83	1.02	(0.20)	(0.09)	(0.29)	12.18	9.04%		37,564	0.61%		0.50%		1.66%
9/30/15[i]	12.44	0.00 [d]	(0.73)	(0.73)	-	(0.26)	(0.26)	11.45	(5.90%	)[b]	14,047	0.66%	[a]	0.50%	[a]	0.03%	[a]
12/31/14[h]	12.89	0.32	(0.03)	0.29	(0.30)	(0.44)	(0.74)	12.44	2.15%	[b]	8,687	0.73%	[a]	0.50%	[a]	3.30%	[a]
Class R3
3/31/18[r]	$13.62	$0.20	$0.30	$0.50	$(0.41)	$(0.26)	$(0.67)	$13.45	3.69%	[b]	$67,213	0.81%	[a]	0.79%	[a]	2.96%	[a]
9/30/17	12.15	0.07	1.66	1.73	(0.17)	(0.09)	(0.26)	13.62	14.55%		64,790	0.83%		0.79%		0.58%
9/30/16	11.41	0.13	0.87	1.00	(0.17)	(0.09)	(0.26)	12.15	8.85%		57,715	0.86%		0.75%		1.08%
9/30/15[i]	12.42	(0.02)	(0.73)	(0.75)	-	(0.26)	(0.26)	11.41	(6.07%	)[b]	30,900	0.91%	[a]	0.75%	[a]	(0.20%	)[a]
12/31/14[h]	12.89	0.28	(0.03)	0.25	(0.28)	(0.44)	(0.72)	12.42	1.86%	[b]	16,061	0.98%	[a]	0.75%	[a]	2.89%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	7%	41%	69%	35%	31%	36%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

57

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.23	$0.25		$0.30	$0.55	$(0.48)	$(0.12)	$(0.60)	$13.18	4.20%[b]	$15,246	0.08%[a]	0.07%[a]	3.70%[a]
9/30/17	11.65	0.12		1.69	1.81	(0.23)	-	(0.23)	13.23	15.80%	10,771	0.08%	0.07%	0.99%
9/30/16	11.24	0.19		0.84	1.03	(0.23)	(0.39)	(0.62)	11.65	9.52%	4,137	0.08%	0.04%	1.72%
9/30/15[i]	12.41	0.00	[d]	(0.69)	(0.69)	-	(0.48)	(0.48)	11.24	(5.70%)[b]	2,611	0.08%[a]	0.04%[a]	0.05%[a]
12/31/14[h]	12.96	0.51		(0.18)	0.33	(0.51)	(0.37)	(0.88)	12.41	2.49%[b]	45,481	0.07%[a]	0.04%[a]	5.19%[a]
Class R5
3/31/18[r]	$13.22	$0.23		$0.31	$0.54	$(0.47)	$(0.12)	$(0.59)	$13.17	4.12%[b]	$23,430	0.18%[a]	0.17%[a]	3.53%[a]
9/30/17	11.65	0.10		1.69	1.79	(0.22)	-	(0.22)	13.22	15.61%	20,737	0.18%	0.17%	0.78%
9/30/16	11.23	0.08		0.95	1.03	(0.22)	(0.39)	(0.61)	11.65	9.53%	11,346	0.18%	0.14%	0.72%
9/30/15[i]	12.40	0.04		(0.73)	(0.69)	-	(0.48)	(0.48)	11.23	(5.71%)[b]	2,715	0.18%[a]	0.14%[a]	0.42%[a]
12/31/14[h]	12.96	0.97		(0.65)	0.32	(0.51)	(0.37)	(0.88)	12.40	2.39%[b]	1,772	0.17%[a]	0.14%[a]	9.89%[a]
Service Class
3/31/18[r]	$13.23	$0.23		$0.32	$0.55	$(0.46)	$(0.12)	$(0.58)	$13.20	4.14%[b]	$75,915	0.28%[a]	0.27%[a]	3.39%[a]
9/30/17	11.66	0.14		1.63	1.77	(0.20)	-	(0.20)	13.23	15.45%	81,099	0.28%	0.27%	1.16%
9/30/16	11.24	0.23		0.78	1.01	(0.20)	(0.39)	(0.59)	11.66	9.37%	90,564	0.28%	0.24%	2.06%
9/30/15[i]	12.42	0.02		(0.72)	(0.70)	-	(0.48)	(0.48)	11.24	(5.78%)[b]	101,768	0.28%[a]	0.24%[a]	0.19%[a]
12/31/14	12.81	0.18		0.28	0.46	(0.48)	(0.37)	(0.85)	12.42	3.54%	115,397	0.26%	0.24%	1.38%
12/31/13	10.66	0.17		2.28	2.45	(0.30)	-	(0.30)	12.81	23.20%	139,155	0.24%	0.24%[k]	1.44%
12/31/12	9.35	0.19		1.27	1.46	(0.15)	-	(0.15)	10.66	15.69%	108,556	0.13%	0.13%[k]	1.91%
Administrative Class
3/31/18[r]	$13.19	$0.22		$0.31	$0.53	$(0.44)	$(0.12)	$(0.56)	$13.16	4.03%[b]	$73,077	0.38%[a]	0.37%[a]	3.35%[a]
9/30/17	11.62	0.12		1.64	1.76	(0.19)	-	(0.19)	13.19	15.39%	73,514	0.38%	0.37%	0.98%
9/30/16	11.21	0.19		0.80	0.99	(0.19)	(0.39)	(0.58)	11.62	9.21%	83,838	0.38%	0.34%	1.74%
9/30/15[i]	12.40	0.01		(0.72)	(0.71)	-	(0.48)	(0.48)	11.21	(5.87%)[b]	85,749	0.38%[a]	0.34%[a]	0.11%[a]
12/31/14	12.80	0.26		0.19	0.45	(0.48)	(0.37)	(0.85)	12.40	3.44%	85,857	0.36%	0.34%	1.98%
12/31/13	10.65	0.20		2.24	2.44	(0.29)	-	(0.29)	12.80	23.07%	27,838	0.33%	0.33%[k]	1.67%
12/31/12	9.33	0.11		1.34	1.45	(0.13)	-	(0.13)	10.65	15.60%	14,301	0.21%	0.21%[k]	1.08%
Class A
3/31/18[r]	$13.09	$0.20		$0.31	$0.51	$(0.40)	$(0.12)	$(0.52)	$13.08	3.93%[b]	$40,161	0.63%[a]	0.62%[a]	2.98%[a]
9/30/17	11.53	0.11		1.61	1.72	(0.16)	-	(0.16)	13.09	15.16%	41,159	0.63%	0.62%	0.88%
9/30/16	11.12	0.16		0.80	0.96	(0.16)	(0.39)	(0.55)	11.53	8.97%	50,466	0.63%	0.59%	1.44%
9/30/15[i]	12.33	(0.01)		(0.72)	(0.73)	-	(0.48)	(0.48)	11.12	(6.07%)[b]	48,822	0.63%[a]	0.59%[a]	(0.13%)[a]
12/31/14	12.72	0.15		0.26	0.41	(0.43)	(0.37)	(0.80)	12.33	3.15%	42,940	0.63%	0.61%	1.14%
12/31/13	10.55	0.11		2.26	2.37	(0.20)	-	(0.20)	12.72	22.60%	47,265	0.68%	0.68%[k]	0.91%
12/31/12	9.25	0.12		1.29	1.41	(0.11)	-	(0.11)	10.55	15.28%	45,264	0.57%	0.56%	1.17%
Class R4
3/31/18[r]	$13.01	$0.20		$0.32	$0.52	$(0.43)	$(0.12)	$(0.55)	$12.98	3.99%[b]	$43,860	0.53%[a]	0.52%[a]	3.09%[a]
9/30/17	11.47	0.10		1.62	1.72	(0.18)	-	(0.18)	13.01	15.23%	41,195	0.53%	0.52%	0.79%
9/30/16	11.09	0.16		0.81	0.97	(0.20)	(0.39)	(0.59)	11.47	9.06%	36,572	0.53%	0.49%	1.45%
9/30/15[i]	12.28	0.00	[d]	(0.71)	(0.71)	-	(0.48)	(0.48)	11.09	(5.93%)[b]	16,356	0.53%[a]	0.49%[a]	0.02%[a]
12/31/14[h]	12.85	0.29		(0.01)	0.28	(0.48)	(0.37)	(0.85)	12.28	2.10%[b]	11,987	0.52%[a]	0.49%[a]	2.91%[a]
Class R3
3/31/18[r]	$12.82	$0.19		$0.31	$0.50	$(0.40)	$(0.12)	$(0.52)	$12.80	3.89%[b]	$63,035	0.78%[a]	0.77%[a]	2.89%[a]
9/30/17	11.31	0.06		1.61	1.67	(0.16)	-	(0.16)	12.82	14.95%	59,300	0.78%	0.77%	0.51%
9/30/16	10.94	0.11		0.82	0.93	(0.17)	(0.39)	(0.56)	11.31	8.80%	50,774	0.78%	0.74%	1.01%
9/30/15[i]	12.15	(0.02)		(0.71)	(0.73)	-	(0.48)	(0.48)	10.94	(6.16%)[b]	26,610	0.78%[a]	0.74%[a]	(0.25%)[a]
12/31/14	12.60	0.33		0.05	0.38	(0.46)	(0.37)	(0.83)	12.15	2.95%	21,517	0.78%	0.76%	2.57%
12/31/13	10.44	0.09		2.21	2.30	(0.14)	-	(0.14)	12.60	22.20%	3,531	0.98%	0.98%[k]	0.74%
12/31/12	9.19	0.09		1.28	1.37	(0.12)	-	(0.12)	10.44	14.91%	2,816	0.87%	0.86%	0.91%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	9%	37%	70%	35%	30%	45%	55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.88	$0.22	$0.37	$0.59	$(0.51)	$(0.23)	$(0.74)	$13.73	4.22%	[b]	$8,432	0.18%	[a]	0.05%	[a]	3.21%	[a]
9/30/17	12.32	0.13	1.80	1.93	(0.23)	(0.14)	(0.37)	13.88	16.07%		6,210	0.21%		0.06%		0.98%
9/30/16	11.53	0.18	0.93	1.11	(0.22)	(0.10)	(0.32)	12.32	9.79%		3,428	0.27%		0.02%		1.50%
9/30/15[i]	12.55	0.01	(0.73)	(0.72)	-	(0.30)	(0.30)	11.53	(5.85%	)[b]	1,399	0.37%	[a]	0.02%	[a]	0.09%	[a]
12/31/14[h]	12.98	0.47	(0.13)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.57%	[b]	6,636	0.51%	[a]	0.02%	[a]	4.80%	[a]
Class R5
3/31/18[r]	$13.88	$0.26	$0.32	$0.58	$(0.49)	$(0.23)	$(0.72)	$13.74	4.16%	[b]	$217	0.28%	[a]	0.16%	[a]	3.69%	[a]
9/30/17	12.31	0.17	1.74	1.91	(0.20)	(0.14)	(0.34)	13.88	15.92%		219	0.31%		0.15%		1.34%
9/30/16	11.52	0.34	0.76	1.10	(0.21)	(0.10)	(0.31)	12.31	9.68%		355	0.37%		0.12%		2.93%
9/30/15[i]	12.55	0.03	(0.76)	(0.73)	-	(0.30)	(0.30)	11.52	(5.93%	)[b]	1,637	0.47%	[a]	0.12%	[a]	0.32%	[a]
12/31/14[h]	12.98	1.17	(0.83)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.56%	[b]	1,673	0.61%	[a]	0.12%	[a]	11.87%	[a]
Service Class
3/31/18[r]	$13.86	$0.23	$0.34	$0.57	$(0.48)	$(0.23)	$(0.71)	$13.72	4.11%	[b]	$12,477	0.38%	[a]	0.25%	[a]	3.33%	[a]
9/30/17	12.31	0.14	1.75	1.89	(0.20)	(0.14)	(0.34)	13.86	15.77%		10,572	0.41%		0.25%		1.08%
9/30/16	11.52	0.22	0.87	1.09	(0.20)	(0.10)	(0.30)	12.31	9.60%		10,622	0.47%		0.22%		1.84%
9/30/15[i]	12.56	0.02	(0.76)	(0.74)	-	(0.30)	(0.30)	11.52	(6.00%	)[b]	8,282	0.57%	[a]	0.22%	[a]	0.26%	[a]
12/31/14	12.83	0.15	0.32	0.47	(0.29)	(0.45)	(0.74)	12.56	3.62%		5,342	0.72%		0.22%		1.17%
12/31/13	10.85	0.24	2.48	2.72	(0.32)	(0.42)	(0.74)	12.83	25.33%		5,499	1.28%		0.19%		1.92%
12/31/12	9.86	0.21	1.41	1.62	(0.16)	(0.47)	(0.63)	10.85	16.48%		1,408	3.75%		0.10%		1.95%
Administrative Class
3/31/18[r]	$13.82	$0.22	$0.35	$0.57	$(0.47)	$(0.23)	$(0.70)	$13.69	4.10%	[b]	$18,661	0.48%	[a]	0.35%	[a]	3.22%	[a]
9/30/17	12.28	0.11	1.76	1.87	(0.19)	(0.14)	(0.33)	13.82	15.64%		16,509	0.51%		0.36%		0.86%
9/30/16	11.50	0.17	0.90	1.07	(0.19)	(0.10)	(0.29)	12.28	9.42%		12,831	0.57%		0.32%		1.47%
9/30/15[i]	12.54	0.01	(0.75)	(0.74)	-	(0.30)	(0.30)	11.50	(6.01%	)[b]	9,250	0.67%	[a]	0.32%	[a]	0.15%	[a]
12/31/14	12.83	0.36	0.10	0.46	(0.30)	(0.45)	(0.75)	12.54	3.52%		6,304	0.81%		0.32%		2.76%
12/31/13	10.85	0.23	2.49	2.72	(0.32)	(0.42)	(0.74)	12.83	25.29%		322	1.37%		0.24%		1.86%
12/31/12	9.87	0.15	1.45	1.60	(0.15)	(0.47)	(0.62)	10.85	16.30%		127	3.84%		0.15%		1.40%
Class A
3/31/18[r]	$13.70	$0.20	$0.33	$0.53	$(0.42)	$(0.23)	$(0.65)	$13.58	3.87%	[b]	$15,971	0.73%	[a]	0.61%	[a]	2.91%	[a]
9/30/17	12.17	0.10	1.73	1.83	(0.16)	(0.14)	(0.30)	13.70	15.43%		16,011	0.76%		0.60%		0.82%
9/30/16	11.40	0.16	0.87	1.03	(0.16)	(0.10)	(0.26)	12.17	9.11%		17,430	0.82%		0.57%		1.35%
9/30/15[i]	12.46	(0.01)	(0.75)	(0.76)	-	(0.30)	(0.30)	11.40	(6.21%	)[b]	14,156	0.92%	[a]	0.57%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.21	0.42	(0.26)	(0.45)	(0.71)	12.46	3.28%		7,199	1.08%		0.58%		1.58%
12/31/13	10.81	0.22	2.44	2.66	(0.30)	(0.42)	(0.72)	12.75	24.79%		3,589	1.72%		0.59%		1.77%
12/31/12	9.84	0.18	1.39	1.57	(0.13)	(0.47)	(0.60)	10.81	16.02%		779	4.20%		0.50%		1.65%
Class R4
3/31/18[r]	$13.65	$0.21	$0.34	$0.55	$(0.45)	$(0.23)	$(0.68)	$13.52	4.02%	[b]	$30,586	0.63%	[a]	0.51%	[a]	3.08%	[a]
9/30/17	12.13	0.09	1.75	1.84	(0.18)	(0.14)	(0.32)	13.65	15.52%		27,976	0.66%		0.51%		0.71%
9/30/16	11.38	0.17	0.87	1.04	(0.19)	(0.10)	(0.29)	12.13	9.27%		22,131	0.72%		0.47%		1.44%
9/30/15[i]	12.43	0.00 [d]	(0.75)	(0.75)	-	(0.30)	(0.30)	11.38	(6.15%	)[b]	9,264	0.82%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	12.88	0.30	(0.01)	0.29	(0.29)	(0.45)	(0.74)	12.43	2.22%	[b]	5,315	0.96%	[a]	0.47%	[a]	3.10%	[a]
Class R3
3/31/18[r]	$13.61	$0.20	$0.33	$0.53	$(0.42)	$(0.23)	$(0.65)	$13.49	3.85%	[b]	$48,014	0.88%	[a]	0.76%	[a]	2.88%	[a]
9/30/17	12.10	0.06	1.74	1.80	(0.15)	(0.14)	(0.29)	13.61	15.25%		44,618	0.91%		0.76%		0.48%
9/30/16	11.36	0.12	0.88	1.00	(0.16)	(0.10)	(0.26)	12.10	8.96%		36,332	0.97%		0.72%		1.02%
9/30/15[i]	12.43	(0.02)	(0.75)	(0.77)	-	(0.30)	(0.30)	11.36	(6.31%	)[b]	17,369	1.07%	[a]	0.72%	[a]	(0.21%	)[a]
12/31/14[h]	12.88	0.29	(0.02)	0.27	(0.27)	(0.45)	(0.72)	12.43	2.10%	[b]	9,628	1.21%	[a]	0.72%	[a]	2.25%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	7%	39%	68%	32%	26%	39%	68%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

59

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$9.77	$0.17		$0.28	$0.45	$(0.36)	$(0.18)	$(0.54)	$9.68	4.62%	[b]	$7,383	0.13%	[a]	0.06%	[a]	3.51%	[a]
9/30/17	8.52	0.09		1.33	1.42	(0.15)	(0.02)	(0.17)	9.77	17.03%		3,775	0.15%		0.06%		0.96%
9/30/16	8.08	0.13		0.64	0.77	(0.15)	(0.18)	(0.33)	8.52	9.82%		2,211	0.18%		0.02%		1.54%
9/30/15[i]	8.96	0.00	[d]	(0.53)	(0.53)	-	(0.35)	(0.35)	8.08	(6.07%	)[b]	1,123	0.20%	[a]	0.02%	[a]	0.03%	[a]
12/31/14[h]	9.90	0.36		(0.09)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.57%	[b]	19,990	0.16%	[a]	0.02%	[a]	4.93%	[a]
Class R5
3/31/18[r]	$9.76	$0.16		$0.29	$0.45	$(0.35)	$(0.18)	$(0.53)	$9.68	4.64%	[b]	$16,024	0.23%	[a]	0.16%	[a]	3.33%	[a]
9/30/17	8.51	0.06		1.35	1.41	(0.14)	(0.02)	(0.16)	9.76	16.95%		14,378	0.25%		0.16%		0.72%
9/30/16	8.07	0.04		0.73	0.77	(0.15)	(0.18)	(0.33)	8.51	9.73%		7,907	0.28%		0.12%		0.45%
9/30/15[i]	8.96	0.02		(0.56)	(0.54)	-	(0.35)	(0.35)	8.07	(6.19%	)[b]	974	0.30%	[a]	0.12%	[a]	0.33%	[a]
12/31/14[h]	9.90	0.60		(0.33)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.56%	[b]	790	0.26%	[a]	0.12%	[a]	8.13%	[a]
Service Class
3/31/18[r]	$9.76	$0.16		$0.28	$0.44	$(0.34)	$(0.18)	$(0.52)	$9.68	4.52%	[b]	$40,201	0.33%	[a]	0.26%	[a]	3.24%	[a]
9/30/17	8.51	0.08		1.32	1.40	(0.13)	(0.02)	(0.15)	9.76	16.81%		40,188	0.35%		0.26%		0.94%
9/30/16	8.07	0.15		0.61	0.76	(0.14)	(0.18)	(0.32)	8.51	9.60%		37,620	0.38%		0.22%		1.90%
9/30/15[i]	8.97	0.01		(0.56)	(0.55)	-	(0.35)	(0.35)	8.07	(6.30%	)[b]	37,899	0.40%	[a]	0.22%	[a]	0.21%	[a]
12/31/14	9.79	0.12		0.25	0.37	(0.22)	(0.97)	(1.19)	8.97	3.59%		38,141	0.34%		0.22%		1.19%
12/31/13	8.48	0.14		1.99	2.13	(0.25)	(0.57)	(0.82)	9.79	25.48%		49,996	0.32%		0.18%		1.49%
12/31/12	7.71	0.16		1.08	1.24	(0.13)	(0.34)	(0.47)	8.48	16.22%		29,840	0.26%		0.10%		1.87%
Administrative Class
3/31/18[r]	$9.75	$0.16		$0.28	$0.44	$(0.33)	$(0.18)	$(0.51)	$9.68	4.54%	[b]	$40,476	0.43%	[a]	0.36%	[a]	3.17%	[a]
9/30/17	8.51	0.07		1.32	1.39	(0.13)	(0.02)	(0.15)	9.75	16.60%		37,139	0.45%		0.36%		0.76%
9/30/16	8.06	0.13		0.63	0.76	(0.13)	(0.18)	(0.31)	8.51	9.64%		33,053	0.48%		0.32%		1.55%
9/30/15[i]	8.97	0.01		(0.57)	(0.56)	-	(0.35)	(0.35)	8.06	(6.41%	)[b]	27,378	0.50%	[a]	0.32%	[a]	0.13%	[a]
12/31/14	9.80	0.18		0.18	0.36	(0.22)	(0.97)	(1.19)	8.97	3.49%		23,872	0.45%		0.31%		1.81%
12/31/13	8.49	0.16		1.97	2.13	(0.25)	(0.57)	(0.82)	9.80	25.42%		9,648	0.41%		0.24%		1.64%
12/31/12	7.71	0.08		1.17	1.25	(0.13)	(0.34)	(0.47)	8.49	16.27%		3,994	0.34%		0.15%		0.93%
Class A
3/31/18[r]	$9.68	$0.14		$0.28	$0.42	$(0.30)	$(0.18)	$(0.48)	$9.62	4.35%	[b]	$19,959	0.68%	[a]	0.61%	[a]	2.80%	[a]
9/30/17	8.44	0.06		1.31	1.37	(0.11)	(0.02)	(0.13)	9.68	16.48%		19,612	0.70%		0.61%		0.62%
9/30/16	8.01	0.10		0.62	0.72	(0.11)	(0.18)	(0.29)	8.44	9.18%		20,244	0.73%		0.57%		1.29%
9/30/15[i]	8.92	(0.01)		(0.55)	(0.56)	-	(0.35)	(0.35)	8.01	(6.44%	)[b]	16,516	0.75%	[a]	0.57%	[a]	(0.12%	)[a]
12/31/14	9.75	0.12		0.20	0.32	(0.18)	(0.97)	(1.15)	8.92	3.18%		12,039	0.71%		0.58%		1.25%
12/31/13	8.45	0.08		2.00	2.08	(0.21)	(0.57)	(0.78)	9.75	24.92%		9,721	0.76%		0.58%		0.80%
12/31/12	7.68	0.10		1.11	1.21	(0.10)	(0.34)	(0.44)	8.45	15.74%		8,644	0.70%		0.50%		1.23%
Class R4
3/31/18[r]	$9.65	$0.15		$0.28	$0.43	$(0.32)	$(0.18)	$(0.50)	$9.58	4.43%	[b]	$21,270	0.58%	[a]	0.51%	[a]	3.00%	[a]
9/30/17	8.42	0.06		1.31	1.37	(0.12)	(0.02)	(0.14)	9.65	16.52%		20,958	0.60%		0.51%		0.70%
9/30/16	8.00	0.10		0.63	0.73	(0.13)	(0.18)	(0.31)	8.42	9.32%		19,931	0.63%		0.47%		1.30%
9/30/15[i]	8.91	0.00	[d]	(0.56)	(0.56)	-	(0.35)	(0.35)	8.00	(6.45%	)[b]	9,533	0.65%	[a]	0.47%	[a]	0.02%	[a]
12/31/14[h]	9.85	0.19		0.05	0.24	(0.21)	(0.97)	(1.18)	8.91	2.35%	[b]	7,133	0.61%	[a]	0.47%	[a]	2.57%	[a]
Class R3
3/31/18[r]	$9.57	$0.13		$0.29	$0.42	$(0.30)	$(0.18)	$(0.48)	$9.51	4.34%	[b]	$38,623	0.84%	[a]	0.76%	[a]	2.77%	[a]
9/30/17	8.36	0.03		1.30	1.33	(0.10)	(0.02)	(0.12)	9.57	16.20%		35,264	0.85%		0.76%		0.38%
9/30/16	7.94	0.07		0.64	0.71	(0.11)	(0.18)	(0.29)	8.36	9.12%		28,523	0.88%		0.72%		0.91%
9/30/15[i]	8.87	(0.02)		(0.56)	(0.58)	-	(0.35)	(0.35)	7.94	(6.71%	)[b]	14,173	0.90%	[a]	0.72%	[a]	(0.26%	)[a]
12/31/14	9.73	0.22		0.09	0.31	(0.20)	(0.97)	(1.17)	8.87	3.03%		11,800	0.88%		0.74%		2.24%
12/31/13	8.44	0.07		1.98	2.05	(0.19)	(0.57)	(0.76)	9.73	24.60%		2,487	1.06%		0.88%		0.71%
12/31/12	7.68	0.08		1.10	1.18	(0.08)	(0.34)	(0.42)	8.44	15.47%		1,767	1.00%		0.80%		0.93%

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended December 31
		2017	2016		2014	2013	2012
Portfolio turnover rate	9%	43%	68%	47%	37%	45%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

60

MassMutual RetireSMART 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.71	$0.20	$0.34	$0.54	$(0.44)	$(0.36)	$(0.80)	$11.45	4.58%	[b]	$2,902	0.51%	[a]	0.04%	[a]	3.46%	[a]
9/30/17	10.30	0.10	1.62	1.72	(0.17)	(0.14)	(0.31)	11.71	17.23%		2,188	0.65%		0.04%		0.93%
9/30/16	9.59	0.17	0.77	0.94	(0.17)	(0.06)	(0.23)	10.30	9.92%		952	1.16%		0.00%	[a]	1.69%
9/30/15[i]	10.38	0.04	(0.67)	(0.63)	-	(0.16)	(0.16)	9.59	(6.11%	)[b]	466	2.58%	[a]	0.00%	[a]	0.54%	[a]
12/31/14[h]	10.62	0.19	0.09	0.28	(0.28)	(0.24)	(0.52)	10.38	2.60%	[b]	103	4.83%	[a]	0.00%	[a]	2.34%	[a]
Class R5
3/31/18[r]	$11.71	$0.20	$0.33	$0.53	$(0.42)	$(0.36)	$(0.78)	$11.46	4.55%	[b]	$172	0.61%	[a]	0.14%	[a]	3.36%	[a]
9/30/17	10.29	0.13	1.59	1.72	(0.16)	(0.14)	(0.30)	11.71	17.14%		139	0.77%		0.13%		1.19%
9/30/16	9.60	0.24	0.68	0.92	(0.17)	(0.06)	(0.23)	10.29	9.69%		174	1.26%		0.10%		2.48%
9/30/15[i]	10.40	0.03	(0.67)	(0.64)	-	(0.16)	(0.16)	9.60	(6.20%	)[b]	357	2.68%	[a]	0.10%	[a]	0.40%	[a]
12/31/14[h]	10.62	0.38	(0.10)	0.28	(0.26)	(0.24)	(0.50)	10.40	2.54%	[b]	268	4.93%	[a]	0.10%	[a]	4.65%	[a]
Service Class
3/31/18[r]	$11.72	$0.19	$0.34	$0.53	$(0.42)	$(0.36)	$(0.78)	$11.47	4.49%	[b]	$4,946	0.71%	[a]	0.24%	[a]	3.31%	[a]
9/30/17	10.32	0.10	1.60	1.70	(0.16)	(0.14)	(0.30)	11.72	16.92%		4,159	0.86%		0.23%		0.88%
9/30/16	9.62	0.15	0.77	0.92	(0.16)	(0.06)	(0.22)	10.32	9.69%		2,737	1.36%		0.20%		1.54%
9/30/15[i]	10.43	0.02	(0.67)	(0.65)	-	(0.16)	(0.16)	9.62	(6.28%	)[b]	1,442	2.78%	[a]	0.20%	[a]	0.27%	[a]
12/31/14	10.50	0.20	0.20	0.40	(0.23)	(0.24)	(0.47)	10.43	3.71%		1,069	4.78%		0.21%		1.89%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.56%	[b]	753	13.64%	[a]	0.23%	[a]	4.00%	[a]
Administrative Class
3/31/18[r]	$11.67	$0.19	$0.33	$0.52	$(0.41)	$(0.36)	$(0.77)	$11.42	4.43%	[b]	$6,169	0.81%	[a]	0.34%	[a]	3.21%	[a]
9/30/17	10.28	0.08	1.60	1.68	(0.15)	(0.14)	(0.29)	11.67	16.83%		5,022	0.95%		0.34%		0.71%
9/30/16	9.58	0.14	0.77	0.91	(0.15)	(0.06)	(0.21)	10.28	9.64%		2,512	1.46%		0.30%		1.43%
9/30/15[i]	10.40	0.02	(0.68)	(0.66)	-	(0.16)	(0.16)	9.58	(6.39%	)[b]	1,281	2.88%	[a]	0.30%	[a]	0.19%	[a]
12/31/14	10.50	0.32	0.06	0.38	(0.24)	(0.24)	(0.48)	10.40	3.52%		774	5.04%		0.30%		2.99%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.58%	[b]	108	13.74%	[a]	0.28%	[a]	3.95%	[a]
Class A
3/31/18[r]	$11.64	$0.15	$0.35	$0.50	$(0.37)	$(0.36)	$(0.73)	$11.41	4.29%	[b]	$5,238	1.06%	[a]	0.59%	[a]	2.62%	[a]
9/30/17	10.25	0.08	1.58	1.66	(0.13)	(0.14)	(0.27)	11.64	16.58%		4,975	1.22%		0.58%		0.77%
9/30/16	9.56	0.13	0.75	0.88	(0.13)	(0.06)	(0.19)	10.25	9.32%		4,294	1.71%		0.55%		1.36%
9/30/15[i]	10.39	(0.00)[d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.56	(6.49%	)[b]	3,109	3.13%	[a]	0.55%	[a]	(0.01%	)[a]
12/31/14	10.50	0.27	0.08	0.35	(0.22)	(0.24)	(0.46)	10.39	3.24%		638	5.26%		0.56%		2.52%
12/31/13[g]	10.00	0.11	0.64	0.75	(0.24)	(0.01)	(0.25)	10.50	7.47%	[b]	108	14.09%	[a]	0.63%	[a]	3.60%	[a]
Class R4
3/31/18[r]	$11.62	$0.17	$0.34	$0.51	$(0.39)	$(0.36)	$(0.75)	$11.38	4.36%	[b]	$8,910	0.96%	[a]	0.49%	[a]	2.93%	[a]
9/30/17	10.24	0.06	1.60	1.66	(0.14)	(0.14)	(0.28)	11.62	16.66%		7,998	1.10%		0.49%		0.54%
9/30/16	9.55	0.13	0.77	0.90	(0.15)	(0.06)	(0.21)	10.24	9.50%		4,650	1.61%		0.45%		1.34%
9/30/15[i]	10.38	0.00 [d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.55	(6.50%	)[b]	894	3.03%	[a]	0.45%	[a]	0.05%	[a]
12/31/14[h]	10.61	0.29	(0.04)	0.25	(0.24)	(0.24)	(0.48)	10.38	2.28%	[b]	720	5.28%	[a]	0.45%	[a]	3.59%	[a]
Class R3
3/31/18[r]	$11.57	$0.16	$0.32	$0.48	$(0.36)	$(0.36)	$(0.72)	$11.33	4.16%	[b]	$19,191	1.21%	[a]	0.74%	[a]	2.80%	[a]
9/30/17	10.20	0.04	1.59	1.63	(0.12)	(0.14)	(0.26)	11.57	16.41%		16,657	1.36%		0.73%		0.41%
9/30/16	9.53	0.08	0.78	0.86	(0.13)	(0.06)	(0.19)	10.20	9.14%		12,090	1.86%		0.70%		0.82%
9/30/15[i]	10.37	(0.01)	(0.67)	(0.68)	-	(0.16)	(0.16)	9.53	(6.60%	)[b]	3,842	3.28%	[a]	0.70%	[a]	(0.16%	)[a]
12/31/14[h]	10.61	0.25	(0.02)	0.23	(0.23)	(0.24)	(0.47)	10.37	2.10%	[b]	1,302	5.53%	[a]	0.70%	[a]	3.12%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30		Period ended September 30, 2015[b]	Year ended September 30, 2014	Period ended December 31, 2013[b]
		2017	2016
Portfolio turnover rate	8%	47%	74%	32%	26%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 17, 2013 (commencement of operations) through December 31, 2013.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

61

MassMutual RetireSMART 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.40	$0.21	$0.31	$0.52	$(0.39)	$(0.20)	$(0.59)	$11.33	4.58%	[b]	$11,284	1.71%	[a]	0.04%	[a]	3.58%	[a]
9/30/17	10.17	0.12	1.54	1.66	(0.18)	(0.25)	(0.43)	11.40	17.02%		11,238	2.19%		0.04%		1.13%
9/30/16[g]	10.00	0.18	0.14	0.32	(0.15)	-	(0.15)	10.17	3.28%	[b]	9,709	2.66%	[a]	0.00%	[a]	2.18%	[a]
Class R5
3/31/18[r]	$11.39	$0.16	$0.35	$0.51	$(0.38)	$(0.20)	$(0.58)	$11.32	4.49%	[b]	$235	1.81%	[a]	0.13%	[a]	2.74%	[a]
9/30/17	10.16	0.10	1.55	1.65	(0.17)	(0.25)	(0.42)	11.39	16.92%		143	2.27%		0.14%		0.92%
9/30/16[g]	10.00	0.17	0.14	0.31	(0.15)	-	(0.15)	10.16	3.17%	[b]	103	2.76%	[a]	0.10%	[a]	2.08%	[a]
Service Class
3/31/18[r]	$11.38	$0.18	$0.33	$0.51	$(0.38)	$(0.20)	$(0.58)	$11.31	4.43%	[b]	$318	1.92%	[a]	0.24%	[a]	3.11%	[a]
9/30/17	10.16	0.08	1.56	1.64	(0.17)	(0.25)	(0.42)	11.38	16.76%		275	2.36%		0.24%		0.77%
9/30/16[g]	10.00	0.16	0.15	0.31	(0.15)	-	(0.15)	10.16	3.16%	[b]	114	2.86%	[a]	0.20%	[a]	1.97%	[a]
Administrative Class
3/31/18[r]	$11.36	$0.18	$0.33	$0.51	$(0.37)	$(0.20)	$(0.57)	$11.30	4.44%	[b]	$395	2.02%	[a]	0.34%	[a]	3.15%	[a]
9/30/17	10.15	0.04	1.59	1.63	(0.17)	(0.25)	(0.42)	11.36	16.67%		349	2.41%		0.34%		0.34%
9/30/16[g]	10.00	0.15	0.15	0.30	(0.15)	-	(0.15)	10.15	3.04%	[b]	115	2.96%	[a]	0.30%	[a]	1.87%	[a]
Class A
3/31/18[r]	$11.35	$0.17	$0.31	$0.48	$(0.34)	$(0.20)	$(0.54)	$11.29	4.21%	[b]	$178	2.26%	[a]	0.59%	[a]	3.01%	[a]
9/30/17	10.13	0.06	1.54	1.60	(0.13)	(0.25)	(0.38)	11.35	16.40%		155	2.73%		0.59%		0.53%
9/30/16[g]	10.00	0.13	0.14	0.27	(0.14)	-	(0.14)	10.13	2.81%	[b]	114	3.21%	[a]	0.55%	[a]	1.58%	[a]
Class R4
3/31/18[r]	$11.36	$0.17	$0.32	$0.49	$(0.35)	$(0.20)	$(0.55)	$11.30	4.32%	[b]	$196	2.17%	[a]	0.49%	[a]	3.06%	[a]
9/30/17	10.14	0.06	1.55	1.61	(0.14)	(0.25)	(0.39)	11.36	16.47%		162	2.62%		0.49%		0.55%
9/30/16[g]	10.00	0.14	0.14	0.28	(0.14)	-	(0.14)	10.14	2.93%	[b]	103	3.11%	[a]	0.45%	[a]	1.73%	[a]
Class R3
3/31/18[r]	$11.32	$0.15	$0.33	$0.48	$(0.34)	$(0.20)	$(0.54)	$11.26	4.20%	[b]	$518	2.41%	[a]	0.74%	[a]	2.57%	[a]
9/30/17	10.12	0.02	1.57	1.59	(0.14)	(0.25)	(0.39)	11.32	16.25%		322	2.83%		0.74%		0.15%
9/30/16[g]	10.00	0.12	0.14	0.26	(0.14)	-	(0.14)	10.12	2.70%	[b]	120	3.36%	[a]	0.70%	[a]	1.48%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30, 2017	Period ended September 30, 2016[b]

Portfolio turnover rate	13%	29%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 23, 2015 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

62

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 16 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Funds invest their investable assets in shares of series of the Trust and MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Barings Funds (which are advised by Barings LLC, a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each Fund are diversified and a shareholder’s interest is limited to the Underlying Funds in which the shares are invested.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m.

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Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2018. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2018. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

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Notes to Financial Statements (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

65

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2010 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2015 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2060 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

Effective February 1, 2018, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan

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Notes to Financial Statements (Unaudited) (Continued)

expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART Moderate Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Moderate Growth Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART Growth Fund*	0.07%	0.17%	0.27%	0.37%	0.62%	0.52%	0.77%
MM RetireSMART In Retirement Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART 2010 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2015 Fund*	0.06%	0.16%	0.26%	0.36%	0.61%	0.51%	0.76%
MM RetireSMART 2020 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2025 Fund*	0.01%	0.11%	0.21%	0.31%	0.56%	0.46%	0.71%
MM RetireSMART 2030 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2035 Fund*	0.05%	0.15%	0.25%	0.35%	0.60%	0.50%	0.75%
MM RetireSMART 2040 Fund*	0.04%	0.14%	0.24%	0.34%	0.59%	0.49%	0.74%
MM RetireSMART 2045 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART 2050 Fund*	0.02%	0.12%	0.22%	0.32%	0.57%	0.47%	0.72%
MM RetireSMART 2055 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%
MM RetireSMART 2060 Fund*	0.00%	0.10%	0.20%	0.30%	0.55%	0.45%	0.70%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2019.

Prior to February 1, 2018, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), including Acquired Fund Fees and Expenses# (calculated for this purpose at least monthly based on the Fund’s year-to-date average net assets of each Underlying Fund over the preceding period and the net expense ratio of each Underlying Fund stated in its then-current prospectus or most recent filing), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund	0.47%	0.57%	0.67%	0.77%	1.02%	0.92%	1.17%
MM RetireSMART Moderate Fund	0.54%	0.64%	0.74%	0.84%	1.09%	0.99%	1.24%
MM RetireSMART Moderate Growth Fund	0.59%	0.69%	0.79%	0.89%	1.14%	1.04%	1.29%
MM RetireSMART Growth Fund	0.64%	0.74%	0.84%	0.94%	1.19%	1.09%	1.34%
MM RetireSMART In Retirement Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
MM RetireSMART 2010 Fund	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%
MM RetireSMART 2015 Fund	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%
MM RetireSMART 2020 Fund	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%
MM RetireSMART 2025 Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
MM RetireSMART 2030 Fund	0.59%	0.69%	0.79%	0.89%	1.14%	1.04%	1.29%
MM RetireSMART 2035 Fund	0.61%	0.71%	0.81%	0.91%	1.16%	1.06%	1.31%
MM RetireSMART 2040 Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
MM RetireSMART 2045 Fund	0.58%	0.68%	0.78%	0.88%	1.13%	1.03%	1.28%
MM RetireSMART 2050 Fund	0.59%	0.69%	0.79%	0.89%	1.14%	1.04%	1.29%
MM RetireSMART 2055 Fund	0.57%	0.67%	0.77%	0.87%	1.12%	1.02%	1.27%
MM RetireSMART 2060 Fund	0.57%	0.67%	0.77%	0.87%	1.12%	1.02%	1.27%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and

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shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2018:

Total % Ownership by Related Party
MM RetireSMART Conservative Fund	92.6%
MM RetireSMART Moderate Fund	83.9%
MM RetireSMART Moderate Growth Fund	90.9%
MM RetireSMART Growth Fund	82.7%
MM RetireSMART In Retirement Fund	50.6%
MM RetireSMART 2010 Fund	59.6%
MM RetireSMART 2015 Fund	61.0%
MM RetireSMART 2020 Fund	65.6%
MM RetireSMART 2025 Fund	61.3%
MM RetireSMART 2030 Fund	68.4%
MM RetireSMART 2035 Fund	59.5%
MM RetireSMART 2040 Fund	66.0%
MM RetireSMART 2045 Fund	65.1%
MM RetireSMART 2050 Fund	60.7%
MM RetireSMART 2055 Fund	66.9%
MM RetireSMART 2060 Fund	95.3%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM RetireSMART Conservative Fund	$-	$30,271,470	$-	$38,003,666
MM RetireSMART Moderate Fund	-	33,168,755	-	54,581,308
MM RetireSMART Moderate Growth Fund	-	44,450,498	-	54,690,332
MM RetireSMART Growth Fund	-	22,093,502	-	18,624,505
MM RetireSMART In Retirement Fund	-	12,756,735	-	10,051,415
MM RetireSMART 2010 Fund	-	8,593,687	-	10,980,441
MM RetireSMART 2015 Fund	-	11,811,917	-	12,324,611
MM RetireSMART 2020 Fund	-	60,465,907	-	72,168,511
MM RetireSMART 2025 Fund	-	43,973,765	-	28,348,264
MM RetireSMART 2030 Fund	-	80,175,494	-	52,724,743
MM RetireSMART 2035 Fund	-	37,397,160	-	15,516,100
MM RetireSMART 2040 Fund	-	48,158,645	-	31,763,839
MM RetireSMART 2045 Fund	-	24,733,999	-	8,603,755
MM RetireSMART 2050 Fund	-	33,076,821	-	15,328,359
MM RetireSMART 2055 Fund	-	11,133,019	-	3,434,825
MM RetireSMART 2060 Fund	-	2,473,558	-	1,642,236

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5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART Conservative Fund Class I
Sold	368,775	$3,689,346	727,068	$7,105,445
Issued as reinvestment of dividends	17,665	174,706	2,451	22,949
Redeemed	(182,869)	(1,842,416)	(121,556)	(1,169,327)

Net increase (decrease)	203,571	$2,021,636	607,963	$5,959,067

MM RetireSMART Conservative Fund Class R5
Sold	59,187	$595,763	398,733	$3,858,928
Issued as reinvestment of dividends	32,701	323,410	24,307	227,391
Redeemed	(490,014)	(4,898,127)	(248,039)	(2,389,107)

Net increase (decrease)	(398,126)	$(3,978,954)	175,001	$1,697,212

MM RetireSMART Conservative Fund Service Class
Sold	137,484	$1,370,758	47,356	$456,081
Issued as reinvestment of dividends	18,496	182,922	17,145	160,406
Redeemed	(48,019)	(479,869)	(180,495)	(1,722,586)

Net increase (decrease)	107,961	$1,073,811	(115,994)	$(1,106,099)

MM RetireSMART Conservative Fund Administrative Class
Sold	358,531	$3,566,981	1,055,277	$10,203,919
Issued as reinvestment of dividends	132,072	1,307,514	117,616	1,101,481
Redeemed	(1,745,771)	(17,304,258)	(1,407,312)	(13,646,575)

Net increase (decrease)	(1,255,168)	$(12,429,763)	(234,419)	$(2,341,175)

MM RetireSMART Conservative Fund Class A
Sold	184,029	$1,850,220	418,108	$4,049,100
Issued as reinvestment of dividends	71,509	712,236	53,345	502,378
Redeemed	(497,182)	(4,995,708)	(1,324,160)	(12,809,663)

Net increase (decrease)	(241,644)	$(2,433,252)	(852,707)	$(8,258,185)

MM RetireSMART Conservative Fund Class R4
Sold	707,472	$7,049,151	2,038,180	$19,600,022
Issued as reinvestment of dividends	255,215	2,508,766	192,586	1,791,993
Redeemed	(479,856)	(4,764,185)	(750,193)	(7,256,635)

Net increase (decrease)	482,831	$4,793,732	1,480,573	$14,135,380

MM RetireSMART Conservative Fund Class R3
Sold	50,885	$502,323	384,650	$3,686,748
Issued as reinvestment of dividends	17,862	175,226	11,010	102,345
Redeemed	(50,397)	(492,144)	(171,445)	(1,637,154)

Net increase (decrease)	18,350	$185,405	224,215	$2,151,939

MM RetireSMART Moderate Fund Class I
Sold	349,559	$3,649,876	776,554	$7,558,466
Issued as reinvestment of dividends	17,001	174,425	1,801	16,803
Redeemed	(338,788)	(3,522,588)	(112,604)	(1,107,049)

Net increase (decrease)	27,772	$301,713	665,751	$6,468,220

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Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Fund Class R5
Sold	251,262	$2,621,736	634,073	$6,144,881
Issued as reinvestment of dividends	137,865	1,414,498	95,545	891,617
Redeemed	(1,457,203)	(15,243,872)	(764,093)	(7,398,683)

Net increase (decrease)	(1,068,076)	$(11,207,638)	(34,475)	$(362,185)

MM RetireSMART Moderate Fund Service Class
Sold	712,685	$7,480,117	179,512	$1,711,176
Issued as reinvestment of dividends	13,895	143,255	12,180	114,167
Redeemed	(62,300)	(650,509)	(344,694)	(3,298,483)

Net increase (decrease)	664,280	$6,972,863	(153,002)	$(1,473,140)

MM RetireSMART Moderate Fund Administrative Class
Sold	574,760	$5,981,088	2,204,804	$21,359,847
Issued as reinvestment of dividends	294,805	3,036,488	213,922	2,002,744
Redeemed	(1,965,108)	(20,610,596)	(3,890,535)	(38,177,316)

Net increase (decrease)	(1,095,543)	$(11,593,020)	(1,471,809)	$(14,814,725)

MM RetireSMART Moderate Fund Class A
Sold	388,936	$4,061,008	980,601	$9,591,539
Issued as reinvestment of dividends	296,130	3,059,026	225,550	2,118,447
Redeemed	(2,023,537)	(21,204,583)	(4,580,983)	(44,371,880)

Net increase (decrease)	(1,338,471)	$(14,084,549)	(3,374,832)	$(32,661,894)

MM RetireSMART Moderate Fund Class R4
Sold	311,933	$3,256,293	878,546	$8,495,981
Issued as reinvestment of dividends	84,966	870,056	49,092	457,630
Redeemed	(203,173)	(2,099,346)	(441,014)	(4,250,963)

Net increase (decrease)	193,726	$2,027,003	486,624	$4,702,648

MM RetireSMART Moderate Fund Class R3
Sold	85,935	$890,371	533,766	$5,144,131
Issued as reinvestment of dividends	34,919	357,217	17,719	165,000
Redeemed	(209,749)	(2,181,541)	(225,362)	(2,185,142)

Net increase (decrease)	(88,895)	$(933,953)	326,123	$3,123,989

MM RetireSMART Moderate Growth Fund Class I
Sold	167,234	$1,845,885	1,080,295	$10,928,348
Issued as reinvestment of dividends	28,692	307,577	1,618	15,341
Redeemed	(541,034)	(5,926,778)	(143,448)	(1,487,690)

Net increase (decrease)	(345,108)	$(3,773,316)	938,465	$9,455,999

MM RetireSMART Moderate Growth Fund Class R5
Sold	203,288	$2,233,583	244,628	$2,431,344
Issued as reinvestment of dividends	98,671	1,058,740	48,496	459,740
Redeemed	(1,031,463)	(11,401,585)	(630,666)	(6,347,353)

Net increase (decrease)	(729,504)	$(8,109,262)	(337,542)	$(3,456,269)

MM RetireSMART Moderate Growth Fund Service Class
Sold	479,875	$5,292,068	60,514	$600,393
Issued as reinvestment of dividends	18,142	195,201	10,539	100,226
Redeemed	(91,952)	(1,002,052)	(416,349)	(4,064,916)

Net increase (decrease)	406,065	$4,485,217	(345,296)	$(3,364,297)

70

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Growth Fund Administrative Class
Sold	559,619	$6,122,330	1,680,606	$16,611,723
Issued as reinvestment of dividends	394,594	4,245,830	181,808	1,729,000
Redeemed	(1,427,707)	(15,616,666)	(3,269,760)	(32,717,324)

Net increase (decrease)	(473,494)	$(5,248,506)	(1,407,346)	$(14,376,601)

MM RetireSMART Moderate Growth Fund Class A
Sold	447,013	$4,951,349	763,313	$7,635,751
Issued as reinvestment of dividends	346,700	3,744,352	157,569	1,503,212
Redeemed	(1,329,515)	(14,674,070)	(3,234,926)	(32,152,503)

Net increase (decrease)	(535,802)	$(5,978,369)	(2,314,044)	$(23,013,540)

MM RetireSMART Moderate Growth Fund Class R4
Sold	289,936	$3,168,900	792,954	$7,883,971
Issued as reinvestment of dividends	89,699	958,886	34,575	327,079
Redeemed	(248,098)	(2,703,995)	(461,677)	(4,593,765)

Net increase (decrease)	131,537	$1,423,791	365,852	$3,617,285

MM RetireSMART Moderate Growth Fund Class R3
Sold	99,962	$1,091,156	625,410	$6,292,850
Issued as reinvestment of dividends	53,015	565,673	15,918	150,426
Redeemed	(70,396)	(765,528)	(160,822)	(1,636,350)

Net increase (decrease)	82,581	$891,301	480,506	$4,806,926

MM RetireSMART Growth Fund Class I
Sold	392,951	$4,687,069	725,196	$7,990,433
Issued as reinvestment of dividends	30,351	353,279	356	3,586
Redeemed	(186,875)	(2,215,519)	(100,637)	(1,121,045)

Net increase (decrease)	236,427	$2,824,829	624,915	$6,872,974

MM RetireSMART Growth Fund Class R5
Sold	122,210	$1,455,131	172,645	$1,851,727
Issued as reinvestment of dividends	26,171	304,893	7,827	79,033
Redeemed	(225,571)	(2,660,032)	(89,509)	(946,043)

Net increase (decrease)	(77,190)	$(900,008)	90,963	$984,717

MM RetireSMART Growth Fund Service Class
Sold	128,907	$1,545,456	28,305	$298,638
Issued as reinvestment of dividends	5,963	69,592	2,417	24,434
Redeemed	(31,041)	(371,150)	(57,020)	(595,703)

Net increase (decrease)	103,829	$1,243,898	(26,298)	$(272,631)

MM RetireSMART Growth Fund Administrative Class
Sold	401,997	$4,779,371	918,023	$9,677,036
Issued as reinvestment of dividends	128,949	1,503,548	41,354	417,867
Redeemed	(448,839)	(5,368,111)	(1,204,156)	(12,699,075)

Net increase (decrease)	82,107	$914,808	(244,779)	$(2,604,172)

MM RetireSMART Growth Fund Class A
Sold	217,653	$2,583,733	425,437	$4,526,216
Issued as reinvestment of dividends	151,239	1,763,451	52,295	528,017
Redeemed	(832,729)	(9,873,207)	(1,295,615)	(13,662,999)

Net increase (decrease)	(463,837)	$(5,526,023)	(817,883)	$(8,608,766)

71

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART Growth Fund Class R4
Sold	260,096	$3,087,892	793,493	$8,323,661
Issued as reinvestment of dividends	55,242	638,042	13,075	130,983
Redeemed	(201,508)	(2,344,316)	(169,654)	(1,768,775)

Net increase (decrease)	113,830	$1,381,618	636,914	$6,685,869

MM RetireSMART Growth Fund Class R3
Sold	44,949	$527,017	323,078	$3,393,049
Issued as reinvestment of dividends	27,157	313,391	6,607	66,116
Redeemed	(72,570)	(854,088)	(97,352)	(1,025,344)

Net increase (decrease)	(464)	$(13,680)	232,333	$2,433,821

MM RetireSMART In Retirement Fund Class I
Sold	31,071	$361,594	263,541	$2,911,074
Issued as reinvestment of dividends	4,788	55,105	7,023	75,147
Redeemed	(28,492)	(330,319)	(266,774)	(2,952,376)

Net increase (decrease)	7,367	$86,380	3,790	$33,845

MM RetireSMART In Retirement Fund Class R5
Sold	25,498	$295,853	175,835	$1,957,247
Issued as reinvestment of dividends	7,435	85,723	8,102	86,849
Redeemed	(25,224)	(293,413)	(101,884)	(1,144,807)

Net increase (decrease)	7,709	$88,163	82,053	$899,289

MM RetireSMART In Retirement Fund Service Class
Sold	158,716	$1,850,886	199,730	$2,239,743
Issued as reinvestment of dividends	20,612	238,272	30,747	329,916
Redeemed	(232,016)	(2,693,897)	(388,840)	(4,317,961)

Net increase (decrease)	(52,688)	$(604,739)	(158,363)	$(1,748,302)

MM RetireSMART In Retirement Fund Administrative Class
Sold	112,026	$1,310,325	208,471	$2,308,417
Issued as reinvestment of dividends	33,024	381,758	54,350	583,717
Redeemed	(161,096)	(1,880,170)	(811,386)	(9,057,498)

Net increase (decrease)	(16,046)	$(188,087)	(548,565)	$(6,165,364)

MM RetireSMART In Retirement Fund Class A
Sold	163,921	$1,890,348	201,956	$2,235,638
Issued as reinvestment of dividends	25,286	290,532	37,408	399,144
Redeemed	(108,790)	(1,259,048)	(341,066)	(3,762,358)

Net increase (decrease)	80,417	$921,832	(101,702)	$(1,127,576)

MM RetireSMART In Retirement Fund Class R4
Sold	49,540	$567,489	164,917	$1,789,567
Issued as reinvestment of dividends	6,562	74,808	13,816	146,312
Redeemed	(70,075)	(799,761)	(315,557)	(3,453,873)

Net increase (decrease)	(13,973)	$(157,464)	(136,824)	$(1,517,994)

MM RetireSMART In Retirement Fund Class R3
Sold	144,396	$1,643,270	373,968	$4,041,444
Issued as reinvestment of dividends	15,498	175,443	26,934	283,347
Redeemed	(118,703)	(1,351,922)	(481,407)	(5,264,015)

Net increase (decrease)	41,191	$466,791	(80,505)	$(939,224)

72

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2010 Fund Class I
Sold	80,288	$987,990	33,683	$393,341
Issued as reinvestment of dividends	2,845	34,911	1,719	19,374
Redeemed	(29,406)	(361,813)	(9,993)	(118,092)

Net increase (decrease)	53,727	$661,088	25,409	$294,623

MM RetireSMART 2010 Fund Class R5
Sold	80,485	$1,001,470	131,969	$1,578,212
Issued as reinvestment of dividends	6,629	81,935	4,728	53,710
Redeemed	(18,826)	(235,269)	(32,688)	(391,668)

Net increase (decrease)	68,288	$848,136	104,009	$1,240,254

MM RetireSMART 2010 Fund Service Class
Sold	52,158	$652,329	110,319	$1,308,787
Issued as reinvestment of dividends	20,608	255,746	54,955	625,941
Redeemed	(290,574)	(3,619,919)	(939,747)	(11,107,889)

Net increase (decrease)	(217,808)	$(2,711,844)	(774,473)	$(9,173,161)

MM RetireSMART 2010 Fund Administrative Class
Sold	43,351	$538,935	496,497	$5,880,074
Issued as reinvestment of dividends	17,213	213,097	35,956	408,456
Redeemed	(220,959)	(2,741,704)	(659,034)	(7,905,625)

Net increase (decrease)	(160,395)	$(1,989,672)	(126,581)	$(1,617,095)

MM RetireSMART 2010 Fund Class A
Sold	39,794	$492,663	128,979	$1,517,556
Issued as reinvestment of dividends	17,603	216,513	44,783	505,603
Redeemed	(136,655)	(1,683,950)	(685,123)	(8,064,506)

Net increase (decrease)	(79,258)	$(974,774)	(511,361)	$(6,041,347)

MM RetireSMART 2010 Fund Class R4
Sold	66,650	$823,156	233,710	$2,707,618
Issued as reinvestment of dividends	8,962	109,248	13,890	155,572
Redeemed	(99,248)	(1,222,789)	(160,292)	(1,862,217)

Net increase (decrease)	(23,636)	$(290,385)	87,308	$1,000,973

MM RetireSMART 2010 Fund Class R3
Sold	81,978	$996,225	234,834	$2,704,652
Issued as reinvestment of dividends	12,440	150,155	22,907	254,036
Redeemed	(67,776)	(824,541)	(275,949)	(3,185,275)

Net increase (decrease)	26,642	$321,839	(18,208)	$(226,587)

MM RetireSMART 2015 Fund Class I
Sold	47,704	$582,710	63,231	$730,759
Issued as reinvestment of dividends	13,503	160,543	8,752	97,801
Redeemed	(45,915)	(547,194)	(293,505)	(3,401,223)

Net increase (decrease)	15,292	$196,059	(221,522)	$(2,572,663)

MM RetireSMART 2015 Fund Class R5
Sold	2,131	$25,687	4,120	$47,435
Issued as reinvestment of dividends	2,555	30,403	1,241	13,864
Redeemed	-	(3)	(8,534)	(100,309)

Net increase (decrease)	4,686	$56,087	(3,173)	$(39,010)

73

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2015 Fund Service Class
Sold	21,073	$253,382	51,884	$598,839
Issued as reinvestment of dividends	21,793	259,557	15,158	169,556
Redeemed	(24,506)	(299,268)	(552,131)	(6,288,735)

Net increase (decrease)	18,360	$213,671	(485,089)	$(5,520,340)

MM RetireSMART 2015 Fund Administrative Class
Sold	51,745	$622,869	310,185	$3,569,889
Issued as reinvestment of dividends	47,884	568,383	25,179	280,647
Redeemed	(167,322)	(2,036,053)	(458,511)	(5,324,984)

Net increase (decrease)	(67,693)	$(844,801)	(123,147)	$(1,474,448)

MM RetireSMART 2015 Fund Class A
Sold	30,274	$363,630	235,863	$2,712,997
Issued as reinvestment of dividends	42,301	499,150	27,521	305,112
Redeemed	(114,972)	(1,384,400)	(730,461)	(8,384,928)

Net increase (decrease)	(42,397)	$(521,620)	(467,077)	$(5,366,819)

MM RetireSMART 2015 Fund Class R4
Sold	193,988	$2,338,624	560,736	$6,348,639
Issued as reinvestment of dividends	67,982	798,111	36,499	402,821
Redeemed	(202,457)	(2,429,724)	(1,093,300)	(12,576,669)

Net increase (decrease)	59,513	$707,011	(496,065)	$(5,825,209)

MM RetireSMART 2015 Fund Class R3
Sold	203,984	$2,433,816	462,605	$5,319,887
Issued as reinvestment of dividends	82,643	970,232	41,762	460,945
Redeemed	(341,213)	(4,091,577)	(1,251,021)	(14,257,303)

Net increase (decrease)	(54,586)	$(687,529)	(746,654)	$(8,476,471)

MM RetireSMART 2020 Fund Class I
Sold	796,358	$10,414,966	1,292,588	$15,746,523
Issued as reinvestment of dividends	66,512	861,333	28,772	338,730
Redeemed	(344,137)	(4,503,715)	(675,845)	(8,439,673)

Net increase (decrease)	518,733	$6,772,584	645,515	$7,645,580

MM RetireSMART 2020 Fund Class R5
Sold	677,541	$8,893,572	877,008	$10,732,319
Issued as reinvestment of dividends	80,809	1,045,670	35,478	417,341
Redeemed	(199,865)	(2,618,841)	(479,366)	(5,873,613)

Net increase (decrease)	558,485	$7,320,401	433,120	$5,276,047

MM RetireSMART 2020 Fund Service Class
Sold	620,582	$8,161,161	1,094,034	$13,449,774
Issued as reinvestment of dividends	228,455	2,967,626	230,082	2,715,762
Redeemed	(2,082,901)	(27,312,113)	(5,289,146)	(64,264,025)

Net increase (decrease)	(1,233,864)	$(16,183,326)	(3,965,030)	$(48,098,489)

MM RetireSMART 2020 Fund Administrative Class
Sold	376,735	$4,947,948	1,929,142	$23,895,474
Issued as reinvestment of dividends	233,494	3,028,413	190,157	2,240,725
Redeemed	(1,526,497)	(19,909,385)	(4,370,272)	(54,261,400)

Net increase (decrease)	(916,268)	$(11,933,024)	(2,250,973)	$(28,125,201)

74

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2020 Fund Class A
Sold	285,790	$3,723,936	552,669	$6,730,223
Issued as reinvestment of dividends	129,597	1,673,102	118,218	1,386,939
Redeemed	(664,752)	(8,684,733)	(2,875,466)	(34,916,689)

Net increase (decrease)	(249,365)	$(3,287,695)	(2,204,579)	$(26,799,527)

MM RetireSMART 2020 Fund Class R4
Sold	565,723	$7,330,369	1,099,916	$13,232,283
Issued as reinvestment of dividends	140,588	1,789,682	92,244	1,068,362
Redeemed	(818,458)	(10,561,966)	(1,402,631)	(16,828,229)

Net increase (decrease)	(112,147)	$(1,441,915)	(210,471)	$(2,527,584)

MM RetireSMART 2020 Fund Class R3
Sold	409,941	$5,227,480	1,132,141	$13,381,148
Issued as reinvestment of dividends	177,904	2,234,479	121,553	1,389,615
Redeemed	(893,746)	(11,394,033)	(2,130,641)	(25,211,504)

Net increase (decrease)	(305,901)	$(3,932,074)	(876,947)	$(10,440,741)

MM RetireSMART 2025 Fund Class I
Sold	153,788	$2,058,160	1,043,127	$12,903,945
Issued as reinvestment of dividends	95,436	1,243,536	33,920	402,339
Redeemed	(370,656)	(4,906,848)	(581,099)	(7,303,730)

Net increase (decrease)	(121,432)	$(1,605,152)	495,948	$6,002,554

MM RetireSMART 2025 Fund Class R5
Sold	5,143	$67,984	9,133	$113,464
Issued as reinvestment of dividends	1,511	19,722	1,324	15,703
Redeemed	(988)	(13,125)	(36,697)	(468,458)

Net increase (decrease)	5,666	$74,581	(26,240)	$(339,291)

MM RetireSMART 2025 Fund Service Class
Sold	163,096	$2,176,084	299,844	$3,723,741
Issued as reinvestment of dividends	89,982	1,173,370	44,923	533,304
Redeemed	(94,626)	(1,271,137)	(1,050,650)	(12,895,536)

Net increase (decrease)	158,452	$2,078,317	(705,883)	$(8,638,491)

MM RetireSMART 2025 Fund Administrative Class
Sold	317,474	$4,233,861	838,973	$10,393,325
Issued as reinvestment of dividends	187,921	2,444,848	82,588	977,966
Redeemed	(236,012)	(3,131,791)	(899,844)	(11,096,139)

Net increase (decrease)	269,383	$3,546,918	21,717	$275,152

MM RetireSMART 2025 Fund Class A
Sold	202,042	$2,660,913	548,293	$6,753,656
Issued as reinvestment of dividends	113,405	1,465,192	68,467	805,291
Redeemed	(388,803)	(5,153,016)	(1,213,523)	(14,888,760)

Net increase (decrease)	(73,356)	$(1,026,911)	(596,763)	$(7,329,813)

MM RetireSMART 2025 Fund Class R4
Sold	632,413	$8,327,021	1,567,163	$19,154,936
Issued as reinvestment of dividends	250,080	3,216,029	97,059	1,137,691
Redeemed	(327,258)	(4,294,942)	(1,213,648)	(14,820,697)

Net increase (decrease)	555,235	$7,248,108	450,574	$5,471,930

75

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2025 Fund Class R3
Sold	558,379	$7,303,841	1,604,377	$19,382,762
Issued as reinvestment of dividends	328,358	4,216,114	137,256	1,606,133
Redeemed	(650,354)	(8,527,941)	(1,337,365)	(16,316,781)

Net increase (decrease)	236,383	$2,992,014	404,268	$4,672,114

MM RetireSMART 2030 Fund Class I
Sold	1,075,780	$14,537,132	881,527	$10,840,598
Issued as reinvestment of dividends	82,951	1,109,057	22,237	262,875
Redeemed	(260,443)	(3,533,059)	(366,342)	(4,624,508)

Net increase (decrease)	898,288	$12,113,130	537,422	$6,478,965

MM RetireSMART 2030 Fund Class R5
Sold	437,893	$5,943,762	1,096,192	$13,458,991
Issued as reinvestment of dividends	110,425	1,473,075	45,252	534,057
Redeemed	(367,900)	(5,021,896)	(453,198)	(5,631,371)

Net increase (decrease)	180,418	$2,394,941	688,246	$8,361,677

MM RetireSMART 2030 Fund Service Class
Sold	647,290	$8,818,646	1,501,713	$18,725,986
Issued as reinvestment of dividends	356,693	4,772,561	230,076	2,722,220
Redeemed	(1,978,406)	(26,685,733)	(4,288,741)	(52,045,608)

Net increase (decrease)	(974,423)	$(13,094,526)	(2,556,952)	$(30,597,402)

MM RetireSMART 2030 Fund Administrative Class
Sold	659,036	$9,034,700	1,998,080	$24,687,643
Issued as reinvestment of dividends	287,044	3,837,773	174,607	2,065,603
Redeemed	(628,462)	(8,505,105)	(4,483,958)	(56,141,059)

Net increase (decrease)	317,618	$4,367,368	(2,311,271)	$(29,387,813)

MM RetireSMART 2030 Fund Class A
Sold	361,225	$4,880,853	757,001	$9,302,990
Issued as reinvestment of dividends	162,244	2,157,839	110,007	1,293,685
Redeemed	(673,429)	(9,062,699)	(2,653,899)	(32,784,178)

Net increase (decrease)	(149,960)	$(2,024,007)	(1,786,891)	$(22,187,503)

MM RetireSMART 2030 Fund Class R4
Sold	550,621	$7,389,803	1,473,079	$17,944,061
Issued as reinvestment of dividends	178,415	2,355,075	85,644	1,001,177
Redeemed	(475,393)	(6,376,292)	(1,311,259)	(16,035,144)

Net increase (decrease)	253,643	$3,368,586	247,464	$2,910,094

MM RetireSMART 2030 Fund Class R3
Sold	609,176	$8,084,110	1,395,325	$16,807,395
Issued as reinvestment of dividends	290,750	3,791,380	139,858	1,615,362
Redeemed	(487,321)	(6,449,327)	(1,708,591)	(20,778,153)

Net increase (decrease)	412,605	$5,426,163	(173,408)	$(2,355,396)

MM RetireSMART 2035 Fund Class I
Sold	219,796	$3,089,054	593,875	$7,551,583
Issued as reinvestment of dividends	70,790	961,325	25,687	310,561
Redeemed	(121,863)	(1,674,601)	(279,681)	(3,620,703)

Net increase (decrease)	168,723	$2,375,778	339,881	$4,241,441

76

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2035 Fund Class R5
Sold	4,375	$60,565	21,514	$271,496
Issued as reinvestment of dividends	4,263	57,846	3,602	43,552
Redeemed	(3,534)	(48,662)	(106,594)	(1,385,566)

Net increase (decrease)	5,104	$69,749	(81,478)	$(1,070,518)

MM RetireSMART 2035 Fund Service Class
Sold	95,017	$1,334,727	253,680	$3,247,941
Issued as reinvestment of dividends	68,326	937,439	35,089	428,786
Redeemed	(86,008)	(1,217,921)	(498,120)	(6,342,241)

Net increase (decrease)	77,335	$1,054,245	(209,351)	$(2,665,514)

MM RetireSMART 2035 Fund Administrative Class
Sold	197,009	$2,748,328	565,400	$7,206,401
Issued as reinvestment of dividends	117,315	1,604,869	52,617	641,401
Redeemed	(82,922)	(1,167,298)	(633,700)	(8,000,974)

Net increase (decrease)	231,402	$3,185,899	(15,683)	$(153,172)

MM RetireSMART 2035 Fund Class A
Sold	166,932	$2,317,926	403,052	$5,127,442
Issued as reinvestment of dividends	89,191	1,212,105	56,468	683,259
Redeemed	(273,662)	(3,804,915)	(1,065,335)	(13,593,170)

Net increase (decrease)	(17,539)	$(274,884)	(605,815)	$(7,782,469)

MM RetireSMART 2035 Fund Class R4
Sold	724,848	$10,089,668	1,091,944	$13,721,777
Issued as reinvestment of dividends	195,912	2,648,724	78,331	944,541
Redeemed	(256,320)	(3,548,601)	(713,442)	(9,042,680)

Net increase (decrease)	664,440	$9,189,791	456,833	$5,623,638

MM RetireSMART 2035 Fund Class R3
Sold	360,110	$4,971,145	1,021,700	$12,876,592
Issued as reinvestment of dividends	239,248	3,229,848	105,108	1,265,501
Redeemed	(360,207)	(4,972,014)	(1,122,269)	(14,303,752)

Net increase (decrease)	239,151	$3,228,979	4,539	$(161,659)

MM RetireSMART 2040 Fund Class I
Sold	532,318	$7,160,913	722,000	$8,680,893
Issued as reinvestment of dividends	52,694	695,562	10,276	119,196
Redeemed	(242,366)	(3,253,693)	(273,008)	(3,262,155)

Net increase (decrease)	342,646	$4,602,782	459,268	$5,537,934

MM RetireSMART 2040 Fund Class R5
Sold	218,303	$2,923,214	779,167	$9,452,761
Issued as reinvestment of dividends	75,507	996,694	18,598	215,735
Redeemed	(84,002)	(1,128,785)	(203,115)	(2,542,131)

Net increase (decrease)	209,808	$2,791,123	594,650	$7,126,365

MM RetireSMART 2040 Fund Service Class
Sold	465,099	$6,266,849	1,028,654	$12,599,925
Issued as reinvestment of dividends	241,326	3,192,736	123,326	1,433,052
Redeemed	(1,082,688)	(14,445,832)	(2,792,086)	(33,240,652)

Net increase (decrease)	(376,263)	$(4,986,247)	(1,640,106)	$(19,207,675)

77

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2040 Fund Administrative Class
Sold	351,905	$4,730,078	1,356,420	$16,627,937
Issued as reinvestment of dividends	236,797	3,125,721	113,648	1,317,185
Redeemed	(610,128)	(8,134,854)	(3,111,262)	(38,620,834)

Net increase (decrease)	(21,426)	$(279,055)	(1,641,194)	$(20,675,712)

MM RetireSMART 2040 Fund Class A
Sold	211,655	$2,829,726	681,726	$8,175,625
Issued as reinvestment of dividends	118,515	1,554,919	61,950	713,668
Redeemed	(403,869)	(5,369,308)	(1,974,228)	(23,835,875)

Net increase (decrease)	(73,699)	$(984,663)	(1,230,552)	$(14,946,582)

MM RetireSMART 2040 Fund Class R4
Sold	447,856	$5,928,697	1,045,897	$12,478,542
Issued as reinvestment of dividends	134,673	1,753,444	51,271	586,936
Redeemed	(369,560)	(4,897,673)	(1,118,632)	(13,379,218)

Net increase (decrease)	212,969	$2,784,468	(21,464)	$(313,740)

MM RetireSMART 2040 Fund Class R3
Sold	411,075	$5,413,675	1,150,127	$13,553,658
Issued as reinvestment of dividends	187,741	2,410,596	63,699	719,797
Redeemed	(297,626)	(3,900,605)	(1,076,671)	(12,773,283)

Net increase (decrease)	301,190	$3,923,666	137,155	$1,500,172

MM RetireSMART 2045 Fund Class I
Sold	233,984	$3,380,491	243,323	$3,105,494
Issued as reinvestment of dividends	23,773	327,112	9,258	112,388
Redeemed	(90,868)	(1,265,210)	(83,334)	(1,089,817)

Net increase (decrease)	166,889	$2,442,393	169,247	$2,128,065

MM RetireSMART 2045 Fund Class R5
Sold	2,148	$30,232	7,569	$96,472
Issued as reinvestment of dividends	867	11,951	862	10,481
Redeemed	(2,950)	(41,539)	(21,529)	(285,523)

Net increase (decrease)	65	$644	(13,098)	$(178,570)

MM RetireSMART 2045 Fund Service Class
Sold	145,616	$2,038,422	189,906	$2,415,188
Issued as reinvestment of dividends	40,660	559,484	22,931	278,582
Redeemed	(39,672)	(564,420)	(313,237)	(3,947,492)

Net increase (decrease)	146,604	$2,033,486	(100,400)	$(1,253,722)

MM RetireSMART 2045 Fund Administrative Class
Sold	158,066	$2,229,770	342,724	$4,397,080
Issued as reinvestment of dividends	61,757	847,923	29,950	363,255
Redeemed	(50,700)	(713,055)	(223,555)	(2,879,884)

Net increase (decrease)	169,123	$2,364,638	149,119	$1,880,451

MM RetireSMART 2045 Fund Class A
Sold	114,910	$1,595,866	341,329	$4,314,357
Issued as reinvestment of dividends	51,570	703,408	37,006	445,497
Redeemed	(159,714)	(2,234,256)	(641,601)	(8,104,421)

Net increase (decrease)	6,766	$65,018	(263,266)	$(3,344,567)

78

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2045 Fund Class R4
Sold	305,590	$4,248,020	775,046	$9,808,099
Issued as reinvestment of dividends	105,169	1,427,148	49,417	592,437
Redeemed	(197,175)	(2,746,628)	(599,360)	(7,608,379)

Net increase (decrease)	213,584	$2,928,540	225,103	$2,792,157

MM RetireSMART 2045 Fund Class R3
Sold	312,162	$4,323,384	784,876	$9,867,605
Issued as reinvestment of dividends	159,177	2,156,853	76,688	917,958
Redeemed	(190,413)	(2,636,272)	(585,301)	(7,486,584)

Net increase (decrease)	280,926	$3,843,965	276,263	$3,298,979

MM RetireSMART 2050 Fund Class I
Sold	424,594	$4,211,569	201,489	$1,818,771
Issued as reinvestment of dividends	37,543	364,167	5,865	49,841
Redeemed	(86,044)	(860,357)	(80,552)	(736,387)

Net increase (decrease)	376,093	$3,715,379	126,802	$1,132,225

MM RetireSMART 2050 Fund Class R5
Sold	251,823	$2,501,743	735,449	$6,560,326
Issued as reinvestment of dividends	81,844	793,066	18,666	158,474
Redeemed	(150,558)	(1,486,346)	(210,008)	(1,898,230)

Net increase (decrease)	183,109	$1,808,463	544,107	$4,820,570

MM RetireSMART 2050 Fund Service Class
Sold	632,136	$6,295,460	1,183,394	$10,601,493
Issued as reinvestment of dividends	201,507	1,954,614	77,320	657,064
Redeemed	(798,503)	(7,856,207)	(1,563,914)	(13,678,074)

Net increase (decrease)	35,140	$393,867	(303,200)	$(2,419,517)

MM RetireSMART 2050 Fund Administrative Class
Sold	497,854	$4,958,912	1,409,494	$12,804,902
Issued as reinvestment of dividends	205,497	1,993,329	66,139	562,043
Redeemed	(328,641)	(3,239,901)	(1,554,299)	(14,178,660)

Net increase (decrease)	374,710	$3,712,340	(78,666)	$(811,715)

MM RetireSMART 2050 Fund Class A
Sold	206,791	$2,039,244	659,863	$5,859,873
Issued as reinvestment of dividends	95,054	916,317	37,632	317,897
Redeemed	(253,091)	(2,501,241)	(1,068,758)	(9,624,896)

Net increase (decrease)	48,754	$454,320	(371,263)	$(3,447,126)

MM RetireSMART 2050 Fund Class R4
Sold	368,722	$3,610,636	830,646	$7,360,356
Issued as reinvestment of dividends	109,316	1,049,431	38,688	325,666
Redeemed	(428,937)	(4,231,716)	(1,064,998)	(9,336,370)

Net increase (decrease)	49,101	$428,351	(195,664)	$(1,650,348)

MM RetireSMART 2050 Fund Class R3
Sold	489,552	$4,777,182	1,144,321	$9,973,045
Issued as reinvestment of dividends	186,843	1,782,486	54,816	458,672
Redeemed	(297,395)	(2,886,131)	(927,383)	(8,287,152)

Net increase (decrease)	379,000	$3,673,537	271,754	$2,144,565

79

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2055 Fund Class I
Sold	71,785	$850,859	134,575	$1,464,764
Issued as reinvestment of dividends	14,805	169,808	3,149	32,026
Redeemed	(19,950)	(233,398)	(43,155)	(472,472)

Net increase (decrease)	66,640	$787,269	94,569	$1,024,318

MM RetireSMART 2055 Fund Class R5
Sold	3,979	$46,069	2,884	$30,833
Issued as reinvestment of dividends	127	1,453	223	2,274
Redeemed	(914)	(10,851)	(8,202)	(91,605)

Net increase (decrease)	3,192	$36,671	(5,095)	$(58,498)

MM RetireSMART 2055 Fund Service Class
Sold	78,685	$930,649	164,702	$1,782,426
Issued as reinvestment of dividends	20,937	240,772	6,324	64,497
Redeemed	(23,172)	(276,073)	(81,419)	(882,229)

Net increase (decrease)	76,450	$895,348	89,607	$964,694

MM RetireSMART 2055 Fund Administrative Class
Sold	112,201	$1,322,460	266,649	$2,852,378
Issued as reinvestment of dividends	30,605	350,425	9,321	94,685
Redeemed	(32,916)	(392,792)	(90,098)	(970,056)

Net increase (decrease)	109,890	$1,280,093	185,872	$1,977,007

MM RetireSMART 2055 Fund Class A
Sold	99,770	$1,169,514	164,255	$1,764,001
Issued as reinvestment of dividends	23,970	274,452	11,911	120,881
Redeemed	(92,062)	(1,098,067)	(167,601)	(1,744,084)

Net increase (decrease)	31,678	$345,899	8,565	$140,798

MM RetireSMART 2055 Fund Class R4
Sold	175,117	$2,048,492	399,582	$4,248,375
Issued as reinvestment of dividends	43,001	490,643	14,322	145,061
Redeemed	(123,304)	(1,449,863)	(179,726)	(1,927,289)

Net increase (decrease)	94,814	$1,089,272	234,178	$2,466,147

MM RetireSMART 2055 Fund Class R3
Sold	239,933	$2,804,916	711,922	$7,601,472
Issued as reinvestment of dividends	96,646	1,099,835	33,855	341,931
Redeemed	(83,155)	(977,836)	(490,960)	(5,310,974)

Net increase (decrease)	253,424	$2,926,915	254,817	$2,632,429

MM RetireSMART 2060 Fund Class I
Sold	11,988	$140,779	53,949	$590,127
Issued as reinvestment of dividends	2,017	22,887	14	134
Redeemed	(3,612)	(42,051)	(22,972)	(258,760)

Net increase (decrease)	10,393	$121,615	30,991	$331,501

MM RetireSMART 2060 Fund Class R5
Sold	57,262	$666,736	2,387	$25,244
Issued as reinvestment of dividends	158	1,796	–	–
Redeemed	(49,169)	(567,624)	(30)	(337)

Net increase (decrease)	8,251	$100,908	2,357	$24,907

80

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
MM RetireSMART 2060 Fund Service Class
Sold	8,567	$99,082	13,098	$141,701
Issued as reinvestment of dividends	581	6,588	118	1,171
Redeemed	(5,134)	(58,787)	(319)	(3,336)

Net increase (decrease)	4,014	$46,883	12,897	$139,536

MM RetireSMART 2060 Fund Administrative Class
Sold	6,741	$77,890	23,138	$241,840
Issued as reinvestment of dividends	1,144	12,957	372	3,683
Redeemed	(3,668)	(41,830)	(4,130)	(43,655)

Net increase (decrease)	4,217	$49,017	19,380	$201,868

MM RetireSMART 2060 Fund Class A
Sold	2,060	$23,504	2,420	$26,254
Issued as reinvestment of dividends	186	2,111	46	457
Redeemed	(186)	(2,181)	(1)	(11)

Net increase (decrease)	2,060	$23,434	2,465	$26,700

MM RetireSMART 2060 Fund Class R4
Sold	3,009	$34,843	4,462	$47,799
Issued as reinvestment of dividends	261	2,954	8	77
Redeemed	(249)	(2,916)	(334)	(3,667)

Net increase (decrease)	3,021	$34,881	4,136	$44,209

MM RetireSMART 2060 Fund Class R3
Sold	19,721	$227,272	20,530	$215,867
Issued as reinvestment of dividends	1,177	13,305	218	2,160
Redeemed	(3,332)	(38,658)	(4,219)	(45,171)

Net increase (decrease)	17,566	$201,919	16,529	$172,856

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained $15 for the MM RetireSMART 2050 Fund during the period ended March 31, 2018.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2018, were waived for any redemptions or exchanges subject to such a charge.

81

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$201,859,294	$5,164,027	$(4,344,023)	$820,004
MM RetireSMART Moderate Fund	266,371,520	17,021,320	(4,173,340)	12,847,980
MM RetireSMART Moderate Growth Fund	227,999,129	19,414,945	(3,008,923)	16,406,022
MM RetireSMART Growth Fund	107,482,829	9,727,785	(1,403,154)	8,324,631
MM RetireSMART In Retirement Fund	82,873,539	2,573,366	(1,601,240)	972,126
MM RetireSMART 2010 Fund	60,566,286	2,257,652	(1,153,674)	1,103,978
MM RetireSMART 2015 Fund	78,138,420	3,156,388	(1,467,709)	1,688,679
MM RetireSMART 2020 Fund	437,471,911	25,579,096	(6,319,043)	19,260,053
MM RetireSMART 2025 Fund	266,323,929	19,014,907	(3,293,515)	15,721,392
MM RetireSMART 2030 Fund	521,089,511	43,814,394	(6,141,617)	37,672,777
MM RetireSMART 2035 Fund	205,130,692	18,197,344	(2,492,991)	15,704,353
MM RetireSMART 2040 Fund	309,286,152	29,371,179	(3,721,948)	25,649,231
MM RetireSMART 2045 Fund	124,486,474	11,410,069	(1,449,987)	9,960,082
MM RetireSMART 2050 Fund	169,924,873	16,109,755	(2,014,047)	14,095,708
MM RetireSMART 2055 Fund	44,787,422	3,473,327	(718,817)	2,754,510
MM RetireSMART 2060 Fund	12,228,392	1,050,556	(170,463)	880,093

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2017, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

Expiring 2018
MM RetireSMART 2010 Fund	$865,289

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At September 30, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

Long term Capital Loss Carryforward
MM RetireSMART Conservative Fund	$1,497,935
MM RetireSMART In Retirement Fund	1,156,783
MM RetireSMART 2010 Fund	1,723,696
MM RetireSMART 2020 Fund	1,101,276

82

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2017, post-October capital losses:

Post-October Loss
MM RetireSMART In Retirement Fund	$147,398

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
MM RetireSMART Conservative Fund	$3,676,535	$-	$234,856
MM RetireSMART Moderate Fund	5,768,694	-	-
MM RetireSMART Moderate Growth Fund	4,287,148	-	-
MM RetireSMART Growth Fund	1,185,044	66,713	-
MM RetireSMART In Retirement Fund	1,904,432	-	-
MM RetireSMART 2010 Fund	2,022,692	-	-
MM RetireSMART 2015 Fund	1,726,230	4,516	-
MM RetireSMART 2020 Fund	8,500,772	-	1,056,702
MM RetireSMART 2025 Fund	4,093,657	1,384,770	-
MM RetireSMART 2030 Fund	9,494,980	-	-
MM RetireSMART 2035 Fund	2,875,404	1,442,197	-
MM RetireSMART 2040 Fund	5,106,275	-	-
MM RetireSMART 2045 Fund	1,720,832	1,001,034	-
MM RetireSMART 2050 Fund	2,361,943	167,714	-
MM RetireSMART 2055 Fund	486,996	342,878	-
MM RetireSMART 2060 Fund	178,319	268,668	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2017:

Amount
MM RetireSMART Conservative Fund	$16,038
MM RetireSMART Moderate Fund	49,058
MM RetireSMART Moderate Growth Fund	59,035
MM RetireSMART Growth Fund	25,076
MM RetireSMART In Retirement Fund	8,301
MM RetireSMART 2010 Fund	7,515
MM RetireSMART 2015 Fund	12,354
MM RetireSMART 2020 Fund	77,430
MM RetireSMART 2025 Fund	48,425
MM RetireSMART 2030 Fund	121,371
MM RetireSMART 2035 Fund	45,588
MM RetireSMART 2040 Fund	77,118
MM RetireSMART 2045 Fund	26,257
MM RetireSMART 2050 Fund	38,885
MM RetireSMART 2055 Fund	8,373
MM RetireSMART 2060 Fund	2,746

83

Notes to Financial Statements (Unaudited) (Continued)

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2017, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$-	$(1,497,935)	$(419,071)	$3,988,879
MM RetireSMART Moderate Fund	-	-	(666,182)	15,848,400
MM RetireSMART Moderate Growth Fund	414,462	1,270,542	(45,134)	20,882,695
MM RetireSMART Growth Fund	-	600,935	(13,368)	9,476,358
MM RetireSMART In Retirement Fund	1,301,641	(1,156,783)	(174,694)	2,067,205
MM RetireSMART 2010 Fund	1,061,605	(2,588,985)	(25,887)	1,511,340
MM RetireSMART 2015 Fund	547,299	67,728	(7,186)	3,103,823
MM RetireSMART 2020 Fund	-	(1,101,276)	(1,207,061)	2,727,257
MM RetireSMART 2025 Fund	949,196	3,299,548	(15,549)	19,162,414
MM RetireSMART 2030 Fund	14,240	-	(90,391)	42,065,342
MM RetireSMART 2035 Fund	749,065	2,595,888	(11,622)	18,263,124
MM RetireSMART 2040 Fund	406,197	1,258,104	(54,713)	27,128,638
MM RetireSMART 2045 Fund	174,605	1,694,249	(6,549)	11,418,093
MM RetireSMART 2050 Fund	272,810	2,361,190	(15,247)	15,464,730
MM RetireSMART 2055 Fund	115,196	1,037,215	(1,574)	3,781,533
MM RetireSMART 2060 Fund	14,031	194,091	(513)	1,293,866

The Funds did not have any unrecognized tax benefits at March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2018, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions

MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	$1,758,980	$126,332	$(1)	$(5,835)	$-	$1,879,476	197,010	$43,632	$-
MassMutual Premier Core Bond Fund, Class I	34,467,365	3,089,650	(5,259,617)	(919,082)	(296,772)	31,081,544	2,921,198	994,940	-
MassMutual Premier Disciplined Growth Fund, Class I	3,867,408	660,902	(983,482)	(230,393)	132,200	3,446,635	272,246	35,567	431,941
MassMutual Premier Disciplined Value Fund, Class I	3,791,618	653,044	(709,783)	(375,610)	49,465	3,408,734	211,854	75,426	379,724

84

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Conservative Fund (Continued)
MassMutual Premier High Yield Fund, Class I	$5,994,832	$770,904	$(2,144,812)	$(385,710)	$6,694	$4,241,908	473,956	$348,700	$-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,215,100	296,375	(741,812)	(61,021)	(30,227)	3,678,415	359,923	111,701	-
MassMutual Premier International Equity Fund, Class I	2,209,435	460,933	(408,086)	(2,755)	67,631	2,327,158	169,002	31,846	-
MassMutual Premier Short-Duration Bond Fund, Class I	27,931,168	5,744,426	(3,818,571)	(716,496)	(15,227)	29,125,300	2,869,488	779,311	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	3,502,450	517,645	(920,482)	(9,733)	281,792	3,371,672	245,212	47,313	-
MassMutual Select Blue Chip Growth Fund, Class I	887,274	493,752	(417,881)	(61,812)	86,386	987,719	47,147	5,226	37,339
MassMutual Select Diversified Value Fund, Class I	986,704	1,071,720	(273,876)	(236,842)	26,247	1,573,953	126,017	22,375	252,264
MassMutual Select Equity Opportunities Fund, Class I	2,744,970	1,278,412	(528,147)	(715,553)	(35,324)	2,744,358	164,333	65,860	851,165
MassMutual Select Fundamental Growth Fund, Class I	776,460	269,763	(185,294)	(13,351)	17,053	864,631	101,126	6,927	53,049
MassMutual Select Fundamental Value Fund, Class I	877,456	242,213	(182,305)	(116,144)	5,430	826,650	73,285	14,486	115,716
MassMutual Select Growth Opportunities Fund, Class I	552,887	262,220	(157,273)	(43,859)	15,443	629,418	54,780	-	75,097
MassMutual Select Large Cap Value Fund, Class I***	809,478	76,261	(842,817)	(61,415)	18,493	-	-	14,209	35,176
MassMutual Select Mid Cap Growth Fund, Class I	913,691	98,248	(423,797)	(59,570)	77,539	606,111	27,265	-	41,295
MassMutual Select Mid-Cap Value Fund, Class I	1,414,613	465,763	(457,498)	(177,833)	31,612	1,276,657	95,558	18,061	178,620
MassMutual Select Overseas Fund, Class I	5,943,048	1,304,140	(1,119,750)	(221,913)	212,832	6,118,357	639,327	134,600	-
MassMutual Select Small Cap Growth Equity Fund, Class I	983,718	252,694	(419,157)	(61,597)	89,215	844,873	51,769	-	49,804
MassMutual Select Small Cap Value Equity Fund, Class I	1,352,861	196,666	(386,359)	(153,154)	42,076	1,052,090	64,664	6,254	133,593
MassMutual Select Small Company Value Fund, Class I	529,400	140,971	(133,752)	(100,673)	16,810	452,756	40,642	3,329	83,035
MassMutual Select Strategic Bond Fund, Class I	12,616,733	1,287,677	(2,098,281)	(475,047)	36,862	11,367,944	1,106,908	280,490	-
MassMutual Select Total Return Bond Fund, Class I	15,310,570	1,565,282	(2,592,072)	(421,007)	(123,094)	13,739,679	1,428,241	397,923	-
MM Select Bond and Income Asset Fund, Class I	42,391,736	4,707,198	(5,645,670)	(688,930)	(232,460)	40,531,874	4,230,885	707,299	-
MM Select Equity Asset Fund, Class I	30,861,676	3,963,030	(6,047,258)	(1,365,858)	1,019,940	28,431,530	2,436,292	667,866	1,170,687
Oppenheimer International Bond Fund, Class I**	6,374,826	469,940	(1,420,491)	23,622	73,066	5,520,963	914,067	136,662	-
Oppenheimer Real Estate Fund, Class I**	505,141	153,980	(117,899)	(38,838)	(3,896)	498,488	21,394	3,370	17,275

	$214,571,598	$30,620,141	$(38,436,223)	$(7,696,409)	$1,569,786	$200,628,893		$4,953,373	$3,905,780

MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	$1,822,570	$42,177	$(182,300)	$(17,219)	$12,072	$1,677,300	175,818	$42,177	$-
MassMutual Premier Core Bond Fund, Class I	29,039,362	1,572,869	(5,423,110)	(725,251)	(240,108)	24,223,762	2,276,669	799,722	-
MassMutual Premier Disciplined Growth Fund, Class I	7,562,360	1,116,914	(1,641,417)	(420,953)	230,411	6,847,315	540,862	68,305	829,532

85

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	$7,322,560	$1,260,917	$(1,173,720)	$(705,704)	$75,051	$6,779,104	421,324	$144,395	$726,942
MassMutual Premier High Yield Fund, Class I	5,768,011	539,952	(2,166,610)	(370,070)	39,222	3,810,505	425,755	304,697	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,562,514	179,100	(807,750)	(46,695)	(25,737)	2,861,432	279,984	89,740	-
MassMutual Premier International Equity Fund, Class I	5,787,713	712,750	(912,061)	79,134	84,127	5,751,663	417,695	76,655	-
MassMutual Premier Short-Duration Bond Fund, Class I	23,230,075	2,087,923	(3,814,718)	(562,731)	10,962	20,951,511	2,064,188	592,165	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	9,281,014	884,154	(1,527,817)	237,684	405,665	9,280,700	674,960	125,134	-
MassMutual Select Blue Chip Growth Fund, Class I	5,029,710	626,863	(818,976)	176,854	141,653	5,156,104	246,115	28,800	205,781
MassMutual Select Diversified Value Fund, Class I	4,808,414	5,637,393	(1,048,190)	(932,535)	(56,530)	8,408,552	673,223	120,966	1,363,828
MassMutual Select Equity Opportunities Fund, Class I	5,232,289	1,940,107	(869,831)	(1,263,867)	(53,957)	4,984,741	298,487	116,220	1,502,005
MassMutual Select Fundamental Growth Fund, Class I	4,414,629	703,189	(702,900)	26,574	47,770	4,489,262	525,060	38,179	292,403
MassMutual Select Fundamental Value Fund, Class I	4,267,544	1,237,025	(654,860)	(565,322)	(17,495)	4,266,892	378,271	78,321	625,629
MassMutual Select Growth Opportunities Fund, Class I	3,146,970	759,977	(523,736)	(110,966)	2,081	3,274,326	284,972	-	413,872
MassMutual Select Large Cap Value Fund, Class I***	3,930,558	451,952	(4,005,220)	(389,716)	12,426	-	-	76,784	189,943
MassMutual Select Mid Cap Growth Fund, Class I	2,386,466	245,257	(1,041,218)	(142,041)	186,488	1,634,952	73,547	-	105,251
MassMutual Select Mid-Cap Value Fund, Class I	3,788,463	885,479	(770,217)	(544,821)	130,985	3,489,889	261,219	46,765	462,503
MassMutual Select Overseas Fund, Class I	15,544,994	2,090,180	(2,498,400)	(311,820)	309,993	15,134,947	1,581,499	323,581	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,662,642	203,722	(638,140)	4,985	99,213	2,332,422	142,918	-	132,043
MassMutual Select Small Cap Value Equity Fund, Class I	3,681,096	463,503	(945,134)	(408,646)	114,360	2,905,179	178,561	16,564	353,822
MassMutual Select Small Company Value Fund, Class I	1,422,424	399,538	(346,026)	(263,297)	39,545	1,252,184	112,404	8,854	220,818
MassMutual Select Strategic Bond Fund, Class I	10,658,587	670,835	(2,104,912)	(385,064)	38,068	8,877,514	864,412	225,382	-
MassMutual Select Total Return Bond Fund, Class I	12,934,319	879,547	(2,655,619)	(299,606)	(131,772)	10,726,869	1,115,059	318,005	-
MM Select Bond and Income Asset Fund, Class I	35,548,824	1,529,212	(5,596,024)	(523,589)	(214,908)	30,743,515	3,209,135	559,515	-
MM Select Equity Asset Fund, Class I	85,320,078	8,271,322	(12,840,703)	(3,149,665)	2,208,747	79,809,779	6,838,884	1,815,139	3,181,714
Oppenheimer International Bond Fund, Class I**	5,323,818	261,605	(1,394,062)	30,189	44,276	4,265,826	706,263	107,295	-
Oppenheimer Real Estate Fund, Class I**	1,213,278	492,771	(360,273)	(82,965)	(13,659)	1,249,152	53,612	7,885	40,234

	$304,691,282	$36,146,233	$(57,463,944)	$(11,667,123)	$3,478,949	$275,185,397		$6,131,245	$10,646,320

MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	$780,202	$17,447	$(160,699)	$(12,545)	$10,730	$635,135	66,576	$17,447	$-
MassMutual Premier Core Bond Fund, Class I	8,022,999	2,508,762	(1,224,077)	(235,637)	(63,304)	9,008,743	846,686	239,642	-

86

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$5,522,901	$901,323	$(4,046,259)	$(601,321)	$638,056	$2,414,700	190,735	$50,198	$609,636
MassMutual Premier Disciplined Value Fund, Class I	5,313,435	946,441	(3,614,772)	(658,252)	397,791	2,384,643	148,207	105,982	533,558
MassMutual Premier High Yield Fund, Class I	2,502,764	285,744	(1,255,912)	(152,553)	12,912	1,392,955	155,637	131,696	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,039,574	176,382	(174,385)	(15,741)	(7,618)	1,018,212	99,629	28,861	-
MassMutual Premier International Equity Fund, Class I	6,803,915	556,967	(1,114,562)	38,322	151,925	6,436,567	467,434	86,569	-
MassMutual Premier Short-Duration Bond Fund, Class I	8,900,218	781,161	(3,050,196)	(146,235)	(39,708)	6,445,240	634,999	201,525	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	10,939,335	1,492,935	(2,064,419)	258,232	542,382	11,168,465	812,252	150,190	-
MassMutual Select Blue Chip Growth Fund, Class I	8,337,525	2,243,318	(1,624,611)	149,842	290,287	9,396,361	448,514	47,455	339,077
MassMutual Select Diversified Value Fund, Class I	7,705,558	9,744,776	(1,653,271)	(1,729,187)	(35,764)	14,032,112	1,123,468	198,464	2,237,587
MassMutual Select Equity Opportunities Fund , Class I	4,725,347	1,591,206	(1,224,863)	(1,247,177)	136,312	3,980,825	238,373	100,069	1,293,271
MassMutual Select Fundamental Growth Fund, Class I	7,320,537	1,973,562	(1,174,860)	(15,830)	93,011	8,196,420	958,646	62,909	481,802
MassMutual Select Fundamental Value Fund, Class I	6,834,569	2,824,045	(1,030,367)	(859,664)	(147,026)	7,621,557	675,670	128,507	1,026,508
MassMutual Select Growth Opportunities Fund, Class I	5,219,012	1,853,541	(895,926)	(205,724)	(1,002)	5,969,901	519,574	-	682,026
MassMutual Select Large Cap Value Fund, Class I***	6,292,706	938,093	(6,722,160)	(523,697)	15,058	-	-	125,997	311,926
MassMutual Select Mid Cap Growth Fund, Class I	2,829,759	365,039	(1,289,151)	(148,423)	200,367	1,957,591	88,061	-	122,887
MassMutual Select Mid-Cap Value Fund, Class I	4,573,541	3,293,800	(928,691)	(613,349)	(35,252)	6,290,049	470,812	56,603	559,802
MassMutual Select Overseas Fund, Class I	18,266,260	1,698,868	(3,044,237)	(358,905)	369,310	16,931,296	1,769,205	365,146	-
MassMutual Select Small Cap Growth Equity Fund, Class I	3,201,369	449,448	(954,995)	(54,804)	166,294	2,807,312	172,017	-	158,756
MassMutual Select Small Cap Value Equity Fund, Class I	4,441,745	598,549	(1,189,407)	(488,546)	133,150	3,495,491	214,843	19,956	426,302
MassMutual Select Small Company Value Fund, Class I	1,700,272	500,158	(425,036)	(354,910)	85,719	1,506,203	135,207	10,593	264,203
MassMutual Select Strategic Bond Fund, Class I	2,983,984	874,649	(441,876)	(119,567)	10,753	3,307,943	322,098	67,606	-
MassMutual Select Total Return Bond Fund, Class I	3,609,255	1,070,707	(549,721)	(109,075)	(24,017)	3,997,149	415,504	96,495	-
MM Select Bond and Income Asset Fund, Class I	11,587,457	1,372,932	(1,889,386)	(169,238)	(73,666)	10,828,099	1,130,282	185,125	-
MM Select Equity Asset Fund, Class I	103,336,590	10,227,434	(16,261,330)	(3,910,741)	2,763,497	96,155,450	8,239,542	2,201,619	3,859,167
Oppenheimer International Bond Fund, Class I**	2,943,546	180,193	(1,521,407)	(58,366)	112,334	1,656,300	274,222	55,840	-
Oppenheimer Real Estate Fund, Class I**	1,434,918	535,437	(411,881)	(113,619)	(5,311)	1,439,544	61,783	9,438	48,029

	$257,169,293	$50,002,917	$(59,938,457)	$(12,456,710)	$5,697,220	$240,474,263		$4,743,932	$12,954,537

MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	$58,567	$1,376	$(4,199)	$(450)	$279	$55,573	5,825	$1,376	$-
MassMutual Premier Core Bond Fund, Class I	919,469	100,740	(226,122)	(29,522)	(1,688)	762,877	71,699	25,781	-

87

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART Growth Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$1,171,678	$244,768	$(239,426)	$(66,042)	$31,047	$1,142,025	90,207	$10,945	$132,933
MassMutual Premier Disciplined Value Fund, Class I	1,131,017	262,863	(157,069)	(114,911)	9,509	1,131,409	70,317	23,139	116,492
MassMutual Premier High Yield Fund, Class I	210,057	83,995	(157,578)	(14,229)	6,835	129,080	14,422	5,562	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	359,724	39,010	(93,858)	(6,120)	(1,454)	297,302	29,090	9,254	-
MassMutual Premier International Equity Fund, Class I	3,365,420	498,999	(443,849)	56,627	27,577	3,504,774	254,522	44,380	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,156,785	109,315	(642,604)	(22,664)	3,078	603,910	59,499	21,518	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,311,118	1,214,125	(823,335)	179,466	195,685	6,077,059	441,968	77,894	-
MassMutual Select Blue Chip Growth Fund, Class I	4,958,656	751,097	(826,935)	190,010	120,060	5,192,888	247,871	28,461	203,364
MassMutual Select Diversified Value Fund, Class I	4,628,738	5,976,451	(904,980)	(1,035,874)	(52,568)	8,611,767	689,493	119,149	1,343,356
MassMutual Select Equity Opportunities Fund, Class I	2,126,619	884,537	(303,184)	(568,928)	15,067	2,154,111	128,989	48,180	622,667
MassMutual Select Fundamental Growth Fund, Class I	4,355,120	786,797	(689,420)	28,077	41,443	4,522,017	528,891	37,735	288,997
MassMutual Select Fundamental Value Fund, Class I	4,107,488	1,334,170	(562,166)	(495,535)	(91,761)	4,292,196	380,514	77,163	616,374
MassMutual Select Growth Opportunities Fund, Class I	3,104,050	759,848	(458,234)	(94,901)	(13,465)	3,297,298	286,971	-	409,141
MassMutual Select Large Cap Value Fund, Class I***	3,779,687	570,196	(4,052,589)	(303,027)	5,733	-	-	75,657	187,412
MassMutual Select Mid Cap Growth Fund, Class I	1,420,405	221,371	(593,880)	(88,985)	113,892	1,072,803	48,259	-	66,073
MassMutual Select Mid-Cap Value Fund, Class I	2,265,016	653,365	(429,403)	(339,319)	76,826	2,226,485	166,653	28,856	285,397
MassMutual Select Overseas Fund, Class I	9,049,448	1,416,064	(1,200,829)	(146,326)	105,932	9,224,289	963,876	187,483	-
MassMutual Select Small Cap Growth Equity Fund, Class I	1,611,124	213,645	(359,172)	(24,696)	87,170	1,528,071	93,632	-	82,576
MassMutual Select Small Cap Value Equity Fund, Class I	2,226,224	401,356	(531,107)	(257,619)	65,555	1,904,409	117,050	10,349	221,062
MassMutual Select Small Company Value Fund, Class I	858,453	301,714	(196,881)	(181,947)	39,004	820,343	73,639	5,543	138,257
MassMutual Select Strategic Bond Fund, Class I	338,837	34,452	(82,913)	(10,392)	(779)	279,205	27,186	7,259	-
MassMutual Select Total Return Bond Fund, Class I	408,398	42,920	(102,100)	(8,174)	(5,516)	335,528	34,878	10,030	-
MM Select Bond and Income Asset Fund, Class I	1,497,871	147,429	(596,445)	(7,443)	(22,097)	1,019,315	106,400	21,375	-
MM Select Equity Asset Fund, Class I	52,196,196	8,124,013	(6,970,839)	(1,922,549)	1,126,718	52,553,539	4,503,302	1,142,993	2,003,526
Oppenheimer International Bond Fund, Class I**	189,753	21,302	(71,456)	(235)	2,786	142,150	23,535	3,684	-
Oppenheimer Real Estate Fund, Class I**	777,059	271,964	(209,798)	(63,223)	(1,969)	774,033	33,220	5,021	25,611

	$113,582,977	$25,467,882	$(21,930,371)	$(5,348,931)	$1,882,899	$113,654,456		$2,028,787	$6,743,238

MM RetireSMART In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	$644,764	$15,439	$(11,501)	$(2,206)	$181	$646,677	67,786	$15,439	$-
MassMutual Premier Core Bond Fund, Class I	10,796,784	1,041,175	(1,149,449)	(331,669)	(45,096)	10,311,745	969,149	309,454	-

88

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART In Retirement Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$1,837,854	$329,475	$(353,099)	$(110,407)	$60,578	$1,764,401	139,368	$16,918	$205,468
MassMutual Premier Disciplined Value Fund, Class I	1,796,358	325,246	(216,683)	(177,091)	19,039	1,746,869	108,569	35,857	180,517
MassMutual Premier High Yield Fund, Class I	2,014,865	288,681	(559,512)	(130,941)	5,398	1,618,491	180,837	113,783	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	4,390,450	455,786	(384,906)	(104,907)	6,527	4,362,950	426,903	121,480	-
MassMutual Premier International Equity Fund, Class I	1,008,737	224,523	(113,605)	2,717	26,078	1,148,450	83,402	14,597	-
MassMutual Premier Short-Duration Bond Fund, Class I	10,151,326	2,193,818	(757,176)	(253,774)	(12,237)	11,321,957	1,115,464	283,479	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,556,987	233,380	(284,556)	21,341	97,733	1,624,885	118,173	21,206	-
MassMutual Select Blue Chip Growth Fund, Class I	303,452	214,053	(139,663)	(14,949)	20,561	383,454	18,303	1,817	12,983
MassMutual Select Diversified Value Fund, Class I	364,528	390,689	(83,415)	(82,608)	3,477	592,671	47,452	7,857	88,582
MassMutual Select Equity Opportunities Fund, Class I	1,294,406	642,410	(159,907)	(372,519)	11,572	1,415,962	84,788	31,503	407,143
MassMutual Select Fundamental Growth Fund, Class I	264,171	124,672	(52,694)	(4,226)	3,852	335,775	39,272	2,406	18,432
MassMutual Select Fundamental Value Fund, Class I	325,706	98,311	(64,430)	(42,907)	3,281	319,961	28,365	5,090	40,656
MassMutual Select Growth Opportunities Fund, Class I	188,471	113,502	(46,952)	(14,851)	3,829	243,999	21,236	-	26,106
MassMutual Select Large Cap Value Fund, Class I***	301,629	26,431	(318,320)	(15,974)	6,234	-	-	4,995	12,373
MassMutual Select Mid Cap Growth Fund, Class I	414,094	47,499	(171,219)	(17,853)	25,566	298,087	13,409	-	18,449
MassMutual Select Mid-Cap Value Fund, Class I	645,170	201,939	(150,512)	(79,363)	10,388	627,622	46,978	8,216	81,258
MassMutual Select Overseas Fund, Class I	2,710,548	636,017	(315,088)	(71,252)	64,589	3,024,814	316,073	61,659	-
MassMutual Select Small Cap Growth Equity Fund, Class I	442,438	104,733	(152,878)	(24,939)	37,625	406,979	24,937	-	22,343
MassMutual Select Small Cap Value Equity Fund, Class I	609,525	94,207	(145,504)	(75,180)	24,556	507,604	31,199	2,808	59,988
MassMutual Select Small Company Value Fund, Class I	237,286	66,649	(47,430)	(48,460)	10,634	218,679	19,630	1,490	37,151
MassMutual Select Strategic Bond Fund, Class I	3,952,998	429,468	(488,130)	(151,563)	16,270	3,759,043	366,022	86,996	-
MassMutual Select Total Return Bond Fund, Class I	4,781,613	519,368	(616,601)	(147,859)	(19,283)	4,517,238	469,567	122,715	-
MM Select Bond and Income Asset Fund, Class I	15,281,158	1,807,640	(1,157,836)	(284,881)	(45,121)	15,600,960	1,628,493	255,100	-
MM Select Equity Asset Fund, Class I	13,784,069	1,914,627	(1,884,164)	(502,562)	333,272	13,645,242	1,169,258	298,695	523,576
Oppenheimer International Bond Fund, Class I**	2,267,140	192,692	(378,381)	15,888	18,337	2,115,676	350,277	49,178	-
Oppenheimer Real Estate Fund, Class I**	208,719	85,004	(33,723)	(18,343)	(776)	240,881	10,338	1,510	7,694

	$82,575,246	$12,817,434	$(10,237,334)	$(3,041,338)	$687,064	$82,801,072		$1,874,248	$1,742,719

MM RetireSMART 2010 Fund
Barings Global Floating Rate Fund, Class Y*	$513,410	$12,057	$(31,999)	$(1,907)	$378	$491,939	51,566	$12,057	$-
MassMutual Premier Core Bond Fund, Class I	7,625,759	645,003	(1,111,948)	(214,721)	(43,838)	6,900,255	648,520	213,061	-

89

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2010 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$1,476,317	$224,603	$(348,560)	$(84,487)	$48,532	$1,316,405	103,981	$13,140	$159,585
MassMutual Premier Disciplined Value Fund, Class I	1,437,038	220,263	(233,956)	(141,672)	20,995	1,302,668	80,961	27,806	139,986
MassMutual Premier High Yield Fund, Class I	1,582,846	169,715	(477,167)	(104,569)	11,110	1,181,935	132,060	84,210	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,101,876	280,677	(398,742)	(74,788)	7,543	2,916,566	285,378	83,609	-
MassMutual Premier International Equity Fund, Class I	923,539	140,015	(150,247)	(5,024)	31,139	939,422	68,222	12,532	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,004,489	1,344,125	(846,222)	(166,779)	(10,905)	7,324,708	721,646	189,495	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,441,144	166,693	(314,969)	7,053	98,926	1,398,847	101,734	18,976	-
MassMutual Select Blue Chip Growth Fund, Class I	487,925	151,374	(151,543)	(9,407)	30,446	508,795	24,286	2,740	19,579
MassMutual Select Diversified Value Fund, Class I	506,967	545,214	(101,401)	(113,482)	322	837,620	67,063	11,633	131,152
MassMutual Select Equity Opportunities Fund, Class I	1,048,154	438,247	(177,207)	(287,798)	14,605	1,036,001	62,036	24,037	310,654
MassMutual Select Fundamental Growth Fund, Class I	427,759	90,527	(78,589)	(1,550)	6,166	444,313	51,966	3,634	27,829
MassMutual Select Fundamental Value Fund, Class I	450,584	104,109	(72,472)	(58,058)	1,429	425,592	37,730	7,530	60,151
MassMutual Select Growth Opportunities Fund, Class I	305,010	95,611	(64,257)	(17,959)	5,050	323,455	28,151	-	39,389
MassMutual Select Large Cap Value Fund, Class I***	415,990	37,051	(434,306)	(26,014)	7,279	-	-	7,388	18,279
MassMutual Select Mid Cap Growth Fund, Class I	378,038	34,353	(167,186)	(20,415)	27,226	252,016	11,337	-	15,987
MassMutual Select Mid-Cap Value Fund, Class I	594,981	159,897	(197,723)	(73,288)	15,304	499,171	37,363	7,340	72,592
MassMutual Select Overseas Fund, Class I	2,480,362	405,234	(411,778)	(80,827)	80,319	2,473,310	258,444	52,922	-
MassMutual Select Small Cap Growth Equity Fund, Class I	411,983	74,146	(147,643)	(24,379)	36,654	350,761	21,493	-	20,042
MassMutual Select Small Cap Value Equity Fund, Class I	569,321	74,107	(161,757)	(66,963)	22,345	437,053	26,863	2,525	53,932
MassMutual Select Small Company Value Fund, Class I	220,550	56,166	(54,792)	(45,458)	11,811	188,277	16,901	1,330	33,168
MassMutual Select Strategic Bond Fund, Class I	2,798,712	269,046	(457,233)	(109,225)	16,195	2,517,495	245,131	59,930	-
MassMutual Select Total Return Bond Fund, Class I	3,383,507	317,201	(560,351)	(99,781)	(15,282)	3,025,294	314,480	84,774	-
MM Select Bond and Income Asset Fund, Class I	10,707,408	1,169,440	(1,326,610)	(177,206)	(48,297)	10,324,735	1,077,739	174,078	-
MM Select Equity Asset Fund, Class I	12,978,218	1,414,664	(2,405,646)	(544,799)	412,742	11,855,179	1,015,868	271,125	475,244
Oppenheimer International Bond Fund, Class I**	1,595,645	103,244	(308,895)	8,710	13,928	1,412,632	233,880	33,676	-
Oppenheimer Real Estate Fund, Class I**	185,746	81,145	(50,229)	(15,267)	(518)	200,877	8,621	1,283	6,574

	$65,053,278	$8,823,927	$(11,243,428)	$(2,550,060)	$801,604	$60,885,321		$1,400,831	$1,584,143

MM RetireSMART 2015 Fund
Barings Global Floating Rate Fund, Class Y*	$630,905	$14,723	$(41,799)	$(4,628)	$2,734	$601,935	63,096	$14,723	$-
MassMutual Premier Core Bond Fund, Class I	8,741,019	883,627	(1,134,711)	(317,912)	24,364	8,196,387	770,337	241,050	-

90

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2015 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$1,899,154	$309,634	$(409,388)	$(106,762)	$60,555	$1,753,193	138,483	$16,722	$203,082
MassMutual Premier Disciplined Value Fund, Class I	1,842,327	305,768	(256,789)	(189,207)	33,973	1,736,072	107,898	35,354	177,985
MassMutual Premier High Yield Fund, Class I	1,912,927	225,662	(538,376)	(122,334)	11,915	1,489,794	166,457	99,151	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,561,148	366,177	(389,512)	(85,257)	9,181	3,461,737	338,722	94,822	-
MassMutual Premier International Equity Fund, Class I	1,281,236	184,044	(176,129)	(2,557)	37,785	1,324,379	96,179	16,910	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,936,680	1,628,434	(820,594)	(195,091)	(3,203)	8,546,226	841,993	211,694	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	2,009,907	258,978	(390,012)	40,444	105,298	2,024,615	147,245	26,186	-
MassMutual Select Blue Chip Growth Fund, Class I	826,161	200,071	(198,834)	(791)	40,940	867,547	41,410	4,561	32,592
MassMutual Select Diversified Value Fund, Class I	822,191	940,886	(124,257)	(194,603)	1,420	1,445,637	115,744	19,256	217,105
MassMutual Select Equity Opportunities Fund, Class I	1,353,413	553,533	(200,408)	(382,995)	39,251	1,362,794	81,604	30,220	390,558
MassMutual Select Fundamental Growth Fund, Class I	724,755	130,645	(107,839)	(3,137)	12,579	757,003	88,538	6,047	46,312
MassMutual Select Fundamental Value Fund, Class I	731,646	176,561	(88,546)	(97,854)	3,773	725,580	64,324	12,470	99,607
MassMutual Select Growth Opportunities Fund, Class I	517,957	139,235	(86,289)	(32,543)	12,784	551,144	47,967	-	65,561
MassMutual Select Large Cap Value Fund, Class I***	676,112	70,156	(718,915)	(35,589)	8,236	-	-	12,240	30,341
MassMutual Select Mid Cap Growth Fund, Class I	522,139	54,029	(222,015)	(26,805)	36,507	363,855	16,368	-	21,826
MassMutual Select Mid-Cap Value Fund, Class I	823,112	217,441	(260,869)	(101,295)	21,921	700,310	52,418	10,042	99,314
MassMutual Select Overseas Fund, Class I	3,430,165	543,795	(482,422)	(133,475)	130,139	3,488,202	364,493	71,308	-
MassMutual Select Small Cap Growth Equity Fund, Class I	574,716	99,579	(184,354)	(34,113)	51,895	507,723	31,110	-	27,652
MassMutual Select Small Cap Value Equity Fund, Class I	792,908	106,331	(204,148)	(109,032)	47,093	633,152	38,915	3,481	74,357
MassMutual Select Small Company Value Fund, Class I	307,478	82,616	(70,526)	(64,422)	17,718	272,864	24,494	1,838	45,849
MassMutual Select Strategic Bond Fund, Class I	3,208,458	354,794	(466,842)	(128,396)	22,272	2,990,286	291,167	67,913	-
MassMutual Select Total Return Bond Fund, Class I	3,879,931	426,178	(581,875)	(117,732)	(13,020)	3,593,482	373,543	95,875	-
MM Select Bond and Income Asset Fund, Class I	12,232,531	1,511,580	(1,296,809)	(212,724)	(41,629)	12,192,949	1,272,750	196,410	-
MM Select Equity Asset Fund, Class I	18,195,115	2,219,069	(2,991,315)	(717,262)	525,741	17,231,348	1,476,551	376,619	660,166
Oppenheimer International Bond Fund, Class I**	1,833,110	130,882	(314,536)	12,904	13,020	1,675,380	277,381	38,801	-
Oppenheimer Real Estate Fund, Class I**	254,364	119,102	(67,210)	(22,082)	67	284,241	12,199	1,762	9,017

	$81,521,565	$12,253,530	$(12,825,319)	$(3,385,250)	$1,213,309	$78,777,835		$1,705,455	$2,201,324

MM RetireSMART 2020 Fund
Barings Global Floating Rate Fund, Class Y*	$2,994,289	$81,109	$(48,100)	$(12,584)	$3,072	$3,017,786	316,330	$71,709	$-
MassMutual Premier Core Bond Fund, Class I	41,202,181	4,109,672	(4,818,705)	(1,233,915)	(195,749)	39,063,484	3,671,380	1,171,745	-

91

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2020 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$11,738,296	$1,720,320	$(2,542,563)	$(792,785)	$502,053	$10,625,321	839,283	$104,861	$1,273,495
MassMutual Premier Disciplined Value Fund, Class I	11,375,616	1,690,516	(1,580,202)	(1,173,661)	205,838	10,518,107	653,705	221,746	1,116,365
MassMutual Premier High Yield Fund, Class I	9,210,150	899,805	(2,351,112)	(597,139)	46,541	7,208,245	805,391	494,753	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	16,736,347	1,960,582	(1,883,988)	(389,824)	19,159	16,442,276	1,608,833	457,487	-
MassMutual Premier International Equity Fund, Class I	8,813,385	918,509	(1,283,580)	62,329	180,214	8,690,857	631,144	114,770	-
MassMutual Premier Short-Duration Bond Fund, Class I	37,668,612	6,753,764	(4,041,874)	(941,092)	1,686	39,441,096	3,885,822	1,002,886	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	13,997,559	1,532,989	(2,702,383)	292,401	726,402	13,846,968	1,007,052	185,626	-
MassMutual Select Blue Chip Growth Fund, Class I	7,329,691	1,025,322	(1,494,368)	62,655	339,224	7,262,524	346,660	40,729	291,020
MassMutual Select Diversified Value Fund, Class I	7,038,498	7,720,380	(1,109,296)	(1,352,165)	(40,281)	12,257,136	981,356	171,145	1,929,577
MassMutual Select Equity Opportunities Fund, Class I	8,183,850	2,977,890	(1,208,125)	(2,060,528)	1,973	7,895,060	472,758	181,259	2,342,559
MassMutual Select Fundamental Growth Fund, Class I	6,433,924	788,049	(993,539)	73,379	28,323	6,330,136	740,367	53,992	413,507
MassMutual Select Fundamental Value Fund, Class I	6,247,713	1,352,235	(687,539)	(869,347)	43,555	6,086,617	539,594	110,823	885,248
MassMutual Select Growth Opportunities Fund, Class I	4,585,816	910,279	(718,362)	(167,302)	2,711	4,613,142	401,492	-	585,257
MassMutual Select Large Cap Value Fund, Class I***	5,755,886	532,492	(5,730,578)	(632,128)	74,328	-	-	108,667	269,028
MassMutual Select Mid Cap Growth Fund, Class I	3,627,385	331,797	(1,567,151)	(241,545)	306,253	2,456,739	110,515	-	152,878
MassMutual Select Mid-Cap Value Fund, Class I	5,782,619	1,382,992	(2,052,795)	(835,708)	289,599	4,566,707	341,819	71,082	703,007
MassMutual Select Overseas Fund, Class I	23,669,631	2,727,854	(3,515,030)	(593,407)	595,559	22,884,607	2,391,286	484,966	-
MassMutual Select Small Cap Growth Equity Fund, Class I	4,040,637	560,978	(1,254,190)	(162,877)	291,204	3,475,752	212,975	-	196,396
MassMutual Select Small Cap Value Equity Fund, Class I	5,597,401	697,376	(1,525,177)	(635,171)	197,017	4,331,446	266,223	24,751	528,706
MassMutual Select Small Company Value Fund, Class I	2,157,101	544,266	(503,893)	(440,873)	110,190	1,866,791	167,576	13,037	325,147
MassMutual Select Strategic Bond Fund, Class I	15,159,340	1,689,907	(2,066,332)	(558,194)	43,258	14,267,979	1,389,287	329,971	-
MassMutual Select Total Return Bond Fund, Class I	18,313,019	1,890,262	(2,417,918)	(554,621)	(84,711)	17,146,031	1,782,332	469,775	-
MM Select Bond and Income Asset Fund, Class I	61,478,689	5,267,151	(8,019,108)	(971,413)	(279,206)	57,476,113	5,999,594	953,797	-
MM Select Equity Asset Fund, Class I	125,480,017	13,301,881	(18,541,375)	(4,604,840)	3,190,086	118,825,769	10,182,157	2,685,196	4,706,817
Oppenheimer International Bond Fund, Class I**	8,600,004	636,432	(1,414,252)	116,352	8,836	7,947,372	1,315,790	185,203	-
Oppenheimer Real Estate Fund, Class I**	1,754,881	725,020	(437,613)	(145,406)	(8,189)	1,888,693	81,060	12,102	61,954

	$474,972,537	$64,729,829	$(76,509,148)	$(19,359,409)	$6,598,945	$450,432,754		$9,722,078	$15,780,961

MM RetireSMART 2025 Fund
Barings Global Floating Rate Fund, Class Y*	$1,294,925	$140,081	$-	$(4,512)	$-	$1,430,494	149,947	$32,481	$-
MassMutual Premier Core Bond Fund, Class I	15,704,032	2,762,426	(1,048,029)	(556,435)	(23,217)	16,838,777	1,582,592	472,934	-

92

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2025 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$6,666,186	$1,202,427	$(1,014,375)	$(364,512)	$169,210	$6,658,936	525,982	$61,951	$752,372
MassMutual Premier Disciplined Value Fund, Class I	6,460,108	1,222,660	(495,153)	(676,049)	85,844	6,597,410	410,032	131,111	660,067
MassMutual Premier High Yield Fund, Class I	4,245,037	577,686	(931,928)	(282,722)	19,846	3,627,919	405,354	234,454	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	6,679,436	1,262,586	(478,113)	(167,125)	13,278	7,310,062	715,270	190,910	-
MassMutual Premier International Equity Fund, Class I	5,948,810	740,437	(531,892)	78,276	78,687	6,314,318	458,556	78,634	-
MassMutual Premier Short-Duration Bond Fund, Class I	16,254,828	2,204,989	(1,113,291)	(393,118)	379	16,953,787	1,670,324	419,773	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	9,648,137	1,348,621	(1,249,336)	302,689	401,990	10,452,101	760,153	132,576	-
MassMutual Select Blue Chip Growth Fund, Class I	6,088,743	922,313	(821,221)	161,379	186,871	6,538,085	312,080	34,931	249,590
MassMutual Select Diversified Value Fund, Class I	5,716,790	7,025,903	(541,754)	(1,165,751)	(21,299)	11,013,889	881,817	146,400	1,650,595
MassMutual Select Equity Opportunities Fund, Class I	4,859,153	1,821,529	(504,273)	(1,282,051)	50,908	4,945,266	296,124	107,898	1,394,456
MassMutual Select Fundamental Growth Fund, Class I	5,346,116	843,495	(571,729)	54,366	26,725	5,698,973	666,547	46,311	354,682
MassMutual Select Fundamental Value Fund, Class I	5,072,144	1,449,311	(345,754)	(739,198)	20,693	5,457,196	483,794	94,806	757,305
MassMutual Select Growth Opportunities Fund, Class I	3,810,566	869,771	(388,222)	(162,429)	21,499	4,151,185	361,287	-	502,128
MassMutual Select Large Cap Value Fund, Class I***	4,670,258	583,433	(4,739,771)	(548,072)	34,152	-	-	92,967	230,302
MassMutual Select Mid Cap Growth Fund, Class I	2,469,677	288,276	(941,256)	(123,949)	168,740	1,861,488	83,738	-	110,138
MassMutual Select Mid-Cap Value Fund, Class I	3,928,371	1,003,200	(1,081,125)	(620,147)	222,011	3,452,310	258,406	49,600	490,547
MassMutual Select Overseas Fund, Class I	15,983,798	2,164,675	(1,473,762)	(312,773)	271,932	16,633,870	1,738,126	331,530	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,772,864	450,649	(692,384)	(86,397)	179,307	2,624,039	160,787	-	139,545
MassMutual Select Small Cap Value Equity Fund, Class I	3,833,507	586,033	(825,826)	(476,463)	156,989	3,274,240	201,244	17,533	374,524
MassMutual Select Small Company Value Fund, Class I	1,480,943	437,164	(269,483)	(301,289)	63,399	1,410,734	126,637	9,314	232,298
MassMutual Select Strategic Bond Fund, Class I	5,803,329	984,691	(430,831)	(215,438)	7,524	6,149,275	598,761	132,914	-
MassMutual Select Total Return Bond Fund, Class I	6,996,323	1,181,362	(530,020)	(238,018)	(19,918)	7,389,729	768,163	189,546	-
MM Select Bond and Income Asset Fund, Class I	25,541,507	2,977,351	(2,790,472)	(426,427)	(93,443)	25,208,516	2,631,369	398,481	-
MM Select Equity Asset Fund, Class I	87,235,924	12,110,581	(7,903,899)	(2,570,391)	1,362,343	90,234,558	7,732,181	1,920,663	3,366,685
Oppenheimer International Bond Fund, Class I**	4,341,183	434,284	(546,775)	30,146	35,338	4,294,176	710,956	96,649	-
Oppenheimer Real Estate Fund, Class I**	1,305,301	376,623	(188,389)	(108,863)	(1,936)	1,382,736	59,345	8,816	45,250

	$270,157,996	$47,972,557	$(32,449,063)	$(11,195,273)	$3,417,852	$277,904,069		$5,433,183	$11,310,484

MM RetireSMART 2030 Fund
Barings Global Floating Rate Fund, Class Y*	$2,278,122	$171,938	$(14,201)	$(8,623)	$907	$2,428,143	254,522	$55,938	$-
MassMutual Premier Core Bond Fund, Class I	20,755,490	4,251,994	(1,210,791)	(732,566)	(47,889)	23,016,238	2,163,180	635,810	-

93

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2030 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$11,499,925	$1,870,151	$(1,440,156)	$(640,153)	$296,245	$11,586,012	915,167	$106,259	$1,290,476
MassMutual Premier Disciplined Value Fund, Class I	11,100,717	2,064,204	(657,307)	(1,121,738)	93,278	11,479,154	713,434	224,651	1,130,987
MassMutual Premier High Yield Fund, Class I	7,012,040	975,004	(1,428,809)	(471,492)	49,043	6,135,786	685,563	370,638	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	9,587,554	1,903,187	(617,847)	(230,214)	10,293	10,652,973	1,042,365	273,676	-
MassMutual Premier International Equity Fund, Class I	13,158,458	1,131,079	(946,590)	268,533	64,944	13,676,424	993,204	168,838	-
MassMutual Premier Short-Duration Bond Fund, Class I	25,924,710	2,098,858	(3,503,117)	(549,902)	(19,925)	23,950,624	2,359,667	612,418	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	21,139,422	2,847,962	(2,236,443)	922,275	597,660	23,270,876	1,692,427	291,095	-
MassMutual Select Blue Chip Growth Fund, Class I	15,565,118	1,882,226	(1,763,000)	716,133	187,154	16,587,631	791,772	88,526	632,546
MassMutual Select Diversified Value Fund, Class I	14,413,234	17,698,281	(1,061,341)	(3,158,047)	3,205	27,895,332	2,233,413	370,343	4,175,435
MassMutual Select Equity Opportunities Fund, Class I	9,474,280	3,253,651	(959,880)	(2,480,536)	143,073	9,430,588	564,706	204,454	2,642,323
MassMutual Select Fundamental Growth Fund, Class I	13,670,179	1,907,929	(1,331,815)	170,399	39,598	14,456,290	1,690,794	117,374	898,928
MassMutual Select Fundamental Value Fund, Class I	12,781,718	3,607,201	(753,155)	(1,776,147)	(50,742)	13,808,875	1,224,191	239,825	1,915,713
MassMutual Select Growth Opportunities Fund, Class I	9,742,179	1,988,967	(848,057)	(337,294)	(14,063)	10,531,732	916,600	-	1,272,458
MassMutual Select Large Cap Value Fund, Class I***	11,773,664	1,568,637	(12,172,587)	(1,165,960)	(3,754)	-	-	235,179	582,636
MassMutual Select Mid Cap Growth Fund, Class I	5,460,198	642,734	(2,064,464)	(288,406)	383,045	4,133,107	185,925	-	238,696
MassMutual Select Mid-Cap Value Fund, Class I	8,812,281	2,042,277	(2,199,025)	(1,209,814)	313,861	7,759,580	580,807	109,984	1,087,745
MassMutual Select Overseas Fund, Class I	35,334,606	3,425,950	(2,622,198)	(561,323)	445,743	36,022,778	3,764,136	713,275	-
MassMutual Select Small Cap Growth Equity Fund, Class I	6,173,500	885,703	(1,420,421)	(123,138)	330,108	5,845,752	358,196	-	307,991
MassMutual Select Small Cap Value Equity Fund, Class I	8,570,191	1,175,228	(1,742,668)	(956,999)	247,552	7,293,304	448,267	38,744	827,629
MassMutual Select Small Company Value Fund, Class I	3,282,151	951,009	(562,523)	(660,367)	132,620	3,142,890	282,127	20,520	511,782
MassMutual Select Strategic Bond Fund, Class I	7,744,285	1,386,725	(440,515)	(291,200)	10,587	8,409,882	818,878	179,304	-
MassMutual Select Total Return Bond Fund, Class I	9,315,547	1,808,458	(667,086)	(330,141)	(19,892)	10,106,886	1,050,612	257,887	-
MM Select Bond and Income Asset Fund, Class I	38,613,997	3,441,508	(5,231,629)	(604,560)	(152,184)	36,067,132	3,764,836	575,312	-
MM Select Equity Asset Fund, Class I	194,779,128	23,901,977	(14,363,728)	(5,293,182)	2,455,265	201,479,460	17,264,735	4,259,720	7,466,760
Oppenheimer International Bond Fund, Class I**	8,171,317	813,953	(849,371)	78,753	44,700	8,259,352	1,367,442	183,942	-
Oppenheimer Real Estate Fund, Class I**	2,651,752	1,017,011	(401,755)	(240,234)	(902)	3,025,872	129,866	18,866	96,120

	$538,785,763	$90,713,802	$(63,510,479)	$(21,075,943)	$5,539,530	$550,452,673		$10,352,578	$25,078,225

MM RetireSMART 2035 Fund
Barings Global Floating Rate Fund, Class Y*	$591,918	$88,972	$(1)	$(2,165)	$-	$678,724	71,145	$15,072	$-
MassMutual Premier Core Bond Fund, Class I	5,578,681	1,421,232	(255,302)	(221,409)	5,129	6,528,331	613,565	175,974	-

94

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2035 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$3,668,495	$733,453	$(389,196)	$(180,923)	$63,401	$3,895,230	307,680	$34,632	$420,596
MassMutual Premier Disciplined Value Fund, Class I	3,538,342	821,395	(159,362)	(358,828)	19,201	3,860,748	239,947	73,247	368,758
MassMutual Premier High Yield Fund, Class I	1,882,836	427,375	(440,257)	(126,849)	13,953	1,757,058	196,319	97,298	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,548,717	634,822	(133,101)	(61,978)	2,396	2,990,856	292,647	74,446	-
MassMutual Premier International Equity Fund, Class I	5,281,971	636,323	(254,419)	101,064	30,146	5,795,085	420,849	69,007	-
MassMutual Premier Short-Duration Bond Fund, Class I	7,377,555	862,884	(1,535,045)	(143,832)	(12,748)	6,548,814	645,203	168,821	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	8,469,762	1,578,502	(674,415)	426,194	194,954	9,994,997	726,909	120,699	-
MassMutual Select Blue Chip Growth Fund, Class I	6,820,903	1,115,407	(635,463)	301,075	97,517	7,699,439	367,515	39,586	282,851
MassMutual Select Diversified Value Fund, Class I	6,313,766	8,327,525	(341,821)	(1,429,996)	16,012	12,885,486	1,031,664	165,637	1,867,472
MassMutual Select Equity Opportunities Fund, Class I	3,561,535	1,361,901	(320,065)	(953,606)	58,215	3,707,980	222,035	78,118	1,009,588
MassMutual Select Fundamental Growth Fund, Class I	5,989,634	1,068,281	(433,866)	72,683	14,485	6,711,217	784,938	52,484	401,964
MassMutual Select Fundamental Value Fund, Class I	5,599,338	1,868,906	(249,927)	(814,418)	(12,019)	6,391,880	566,656	107,269	856,860
MassMutual Select Growth Opportunities Fund, Class I	4,269,955	1,082,081	(306,298)	(158,873)	504	4,887,369	425,359	-	569,095
MassMutual Select Large Cap Value Fund, Class I***	5,155,446	816,389	(5,431,206)	(546,410)	5,781	-	-	105,200	260,917
MassMutual Select Mid Cap Growth Fund, Class I	2,203,011	321,730	(784,090)	(140,914)	180,378	1,780,115	80,077	-	100,147
MassMutual Select Mid-Cap Value Fund, Class I	3,545,866	914,913	(644,630)	(527,644)	144,037	3,432,542	256,927	45,109	446,134
MassMutual Select Overseas Fund, Class I	14,184,473	1,867,523	(715,238)	(199,436)	129,415	15,266,737	1,595,270	291,153	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,495,080	451,504	(521,993)	(69,610)	155,836	2,510,817	153,849	-	127,494
MassMutual Select Small Cap Value Equity Fund, Class I	3,457,044	585,253	(609,292)	(406,794)	108,077	3,134,288	192,642	16,007	341,924
MassMutual Select Small Company Value Fund, Class I	1,326,719	442,144	(198,136)	(274,479)	54,180	1,350,428	121,223	8,527	212,667
MassMutual Select Strategic Bond Fund, Class I	2,077,408	479,396	(94,374)	(82,618)	5,179	2,384,991	232,229	49,538	-
MassMutual Select Total Return Bond Fund, Class I	2,499,436	620,288	(156,803)	(96,138)	(851)	2,865,932	297,914	71,488	-
MM Select Bond and Income Asset Fund, Class I	9,381,718	1,423,778	(492,486)	(183,888)	(17,516)	10,111,606	1,055,491	156,719	-
MM Select Equity Asset Fund, Class I	80,660,078	11,514,001	(4,331,291)	(1,994,212)	747,680	86,596,256	7,420,416	1,768,381	3,099,754
Oppenheimer International Bond Fund, Class I**	2,166,773	338,084	(176,786)	22,982	11,487	2,362,540	391,149	50,870	-
Oppenheimer Real Estate Fund, Class I**	1,132,019	379,436	(122,156)	(101,782)	(1,287)	1,286,230	55,203	8,069	40,945

	$201,778,479	$42,183,498	$(20,407,019)	$(8,152,804)	$2,013,542	$217,415,696		$3,843,351	$10,407,166

MM RetireSMART 2040 Fund
Barings Global Floating Rate Fund, Class Y*	$714,746	$51,142	$(3,500)	$(2,634)	$224	$759,978	79,662	$17,542	$-
MassMutual Premier Core Bond Fund, Class I	7,723,234	1,565,738	(561,812)	(283,962)	(8,968)	8,434,230	792,691	239,009	-

95

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2040 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$4,764,116	$782,690	$(553,218)	$(216,621)	$67,640	$4,844,607	382,670	$44,368	$538,837
MassMutual Premier Disciplined Value Fund, Class I	4,592,080	959,473	(318,511)	(457,020)	23,730	4,799,752	298,307	93,811	472,284
MassMutual Premier High Yield Fund, Class I	2,151,917	594,532	(728,468)	(139,309)	21,363	1,900,035	212,294	98,765	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,303,026	643,999	(262,345)	(71,028)	(5,014)	3,608,638	353,096	94,216	-
MassMutual Premier International Equity Fund, Class I	8,726,810	762,311	(587,736)	164,083	50,502	9,115,970	662,017	112,277	-
MassMutual Premier Short-Duration Bond Fund, Class I	10,114,421	923,030	(3,154,498)	(201,771)	2,556	7,683,738	757,019	215,893	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	13,750,663	2,342,785	(1,323,195)	639,833	352,467	15,762,553	1,146,368	196,225	-
MassMutual Select Blue Chip Growth Fund, Class I	11,894,008	1,454,160	(1,357,837)	468,725	223,248	12,682,304	605,361	67,545	482,627
MassMutual Select Diversified Value Fund, Class I	11,053,553	13,532,595	(976,800)	(2,360,787)	(50,713)	21,197,848	1,697,186	282,714	3,187,468
MassMutual Select Equity Opportunities Fund, Class I	5,688,046	1,995,679	(511,947)	(1,492,420)	61,647	5,741,005	343,773	124,845	1,613,471
MassMutual Select Fundamental Growth Fund, Class I	10,445,984	1,427,704	(977,770)	136,960	19,147	11,052,025	1,292,634	89,554	685,864
MassMutual Select Fundamental Value Fund, Class I	9,804,232	2,780,756	(671,588)	(1,364,211)	(33,053)	10,516,136	932,282	183,084	1,462,471
MassMutual Select Growth Opportunities Fund, Class I	7,446,570	1,566,962	(692,064)	(268,868)	(534)	8,052,066	700,789	-	970,977
MassMutual Select Large Cap Value Fund, Class I***	9,029,554	1,112,997	(9,252,412)	(893,532)	3,393	-	-	179,534	444,735
MassMutual Select Mid Cap Growth Fund , Class I	3,640,450	450,732	(1,355,565)	(234,784)	296,658	2,797,491	125,843	-	163,001
MassMutual Select Mid-Cap Value Fund, Class I	5,873,857	1,336,120	(1,103,595)	(831,791)	204,912	5,479,503	410,142	73,712	729,009
MassMutual Select Overseas Fund, Class I	23,426,506	2,314,644	(1,632,564)	(377,646)	277,893	24,008,833	2,508,760	474,013	-
MassMutual Select Small Cap Growth Equity Fund, Class I	4,132,253	621,791	(932,926)	(93,218)	232,595	3,960,495	242,677	-	207,987
MassMutual Select Small Cap Value Equity Fund, Class I	5,733,463	793,743	(1,102,398)	(641,314)	157,253	4,940,747	303,672	26,129	558,160
MassMutual Select Small Company Value Fund, Class I	2,195,548	666,661	(374,875)	(442,968)	84,393	2,128,759	191,091	13,897	346,614
MassMutual Select Strategic Bond Fund, Class I	2,861,756	532,106	(204,881)	(113,131)	8,371	3,084,221	300,314	67,292	-
MassMutual Select Total Return Bond Fund, Class I	3,449,159	699,669	(310,560)	(128,577)	(3,203)	3,706,488	385,290	97,344	-
MM Select Bond and Income Asset Fund, Class I	12,643,950	1,102,048	(1,152,098)	(226,077)	(39,776)	12,328,047	1,286,852	203,849	-
MM Select Equity Asset Fund, Class I	133,513,435	14,333,759	(9,406,268)	(3,500,233)	1,521,865	136,462,558	11,693,450	2,884,331	5,055,871
Oppenheimer International Bond Fund, Class I**	2,342,930	270,984	(255,347)	31,246	4,669	2,394,482	396,437	53,200	-
Oppenheimer Real Estate Fund, Class I**	1,766,807	700,740	(278,756)	(162,750)	(1,177)	2,024,864	86,904	12,790	65,315

	$322,783,074	$56,319,550	$(40,043,534)	$(13,063,805)	$3,472,088	$329,467,373		$5,945,939	$16,984,691

MM RetireSMART 2045 Fund
Barings Global Floating Rate Fund, Class Y*	$206,526	$4,860	$(13,601)	$(1,068)	$462	$197,179	20,669	$4,860	$-
MassMutual Premier Core Bond Fund, Class I	2,733,543	272,297	(183,666)	(101,991)	3,168	2,723,351	255,954	81,585	-

96

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2045 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$1,304,426	$280,303	$(61,582)	$(55,767)	$8,255	$1,475,635	116,559	$12,529	$152,165
MassMutual Premier Disciplined Value Fund, Class I	1,258,970	383,505	(51,690)	(132,397)	4,556	1,462,944	90,923	26,513	133,477
MassMutual Premier High Yield Fund, Class I	647,246	144,069	(229,917)	(45,637)	12,107	527,868	58,980	28,546	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,096,386	101,433	(83,324)	(21,256)	(2,857)	1,090,382	106,691	30,061	-
MassMutual Premier International Equity Fund, Class I	3,270,404	566,388	(123,338)	61,029	13,453	3,787,936	275,086	43,465	-
MassMutual Premier Short-Duration Bond Fund, Class I	3,540,614	273,865	(1,475,808)	(81,532)	17,651	2,274,790	224,117	69,778	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	5,138,409	1,301,215	(238,338)	294,205	63,720	6,559,211	477,034	76,221	-
MassMutual Select Blue Chip Growth Fund, Class I	4,711,274	732,200	(230,672)	244,272	39,919	5,496,993	262,386	27,356	195,467
MassMutual Select Diversified Value Fund, Class I	4,400,517	5,883,528	(213,785)	(991,463)	14,403	9,093,200	728,038	114,596	1,292,018
MassMutual Select Equity Opportunities Fund, Class I	2,069,727	910,433	(83,692)	(565,919)	14,598	2,345,147	140,428	47,464	613,415
MassMutual Select Fundamental Growth Fund, Class I	4,137,552	781,329	(184,343)	49,208	7,381	4,791,127	560,366	36,270	277,784
MassMutual Select Fundamental Value Fund, Class I	3,903,162	1,380,820	(156,423)	(572,376)	(7,197)	4,547,986	403,190	74,213	592,809
MassMutual Select Growth Opportunities Fund, Class I	2,949,516	798,310	(150,213)	(111,281)	1,584	3,487,916	303,561	1	393,259
MassMutual Select Large Cap Value Fund, Class I***	3,592,802	507,210	(3,715,332)	(388,416)	3,736	-	-	72,774	180,425
MassMutual Select Mid Cap Growth Fund, Class I	1,373,311	228,488	(449,419)	(82,560)	106,113	1,175,933	52,898	-	64,659
MassMutual Select Mid-Cap Value Fund, Class I	2,201,064	722,709	(253,515)	(332,561)	66,574	2,404,271	179,960	28,195	278,845
MassMutual Select Overseas Fund, Class I	8,787,141	1,600,870	(333,105)	(125,616)	51,755	9,981,045	1,042,951	183,422	-
MassMutual Select Small Cap Growth Equity Fund, Class I	1,557,448	201,935	(171,580)	5,792	54,405	1,648,000	100,980	-	80,692
MassMutual Select Small Cap Value Equity Fund, Class I	2,155,673	388,489	(292,295)	(257,311)	63,893	2,058,449	126,518	10,107	215,906
MassMutual Select Small Company Value Fund, Class I	828,571	305,453	(105,476)	(174,833)	33,220	886,935	79,617	5,427	135,342
MassMutual Select Strategic Bond Fund, Class I	1,006,336	89,390	(65,561)	(37,725)	2,541	994,981	96,882	22,936	-
MassMutual Select Total Return Bond Fund, Class I	1,214,364	112,196	(87,271)	(41,984)	(1,738)	1,195,567	124,279	32,273	-
MM Select Bond and Income Asset Fund, Class I	4,368,218	371,051	(874,014)	(57,833)	(31,204)	3,776,218	394,177	66,802	-
MM Select Equity Asset Fund, Class I	50,353,383	9,292,462	(1,991,181)	(1,267,169)	345,044	56,732,539	4,861,400	1,118,013	1,959,739
Oppenheimer International Bond Fund, Class I**	628,699	59,207	(112,797)	8,901	639	584,649	96,796	13,544	-
Oppenheimer Real Estate Fund, Class I**	718,032	260,588	(70,745)	(65,957)	22	841,940	36,135	5,149	26,169

	$120,153,314	$27,954,603	$(12,002,683)	$(4,849,245)	$886,203	$132,142,192		$2,232,100	$6,592,171

MM RetireSMART 2050 Fund
Barings Global Floating Rate Fund, Class Y*	$136,018	$33,437	$(1,400)	$(646)	$89	$167,498	17,557	$3,537	$-
MassMutual Premier Core Bond Fund, Class I	1,952,997	745,089	(166,670)	(76,468)	3,525	2,458,473	231,059	58,287	-

97

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2050 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$1,700,706	$352,741	$(247,013)	$(87,325)	$34,650	$1,753,759	138,528	$15,852	$192,524
MassMutual Premier Disciplined Value Fund, Class I	1,638,898	367,227	(113,708)	(163,459)	9,469	1,738,427	108,044	33,518	168,749
MassMutual Premier High Yield Fund, Class I	431,779	275,999	(254,370)	(31,665)	12,548	434,291	48,524	13,477	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	768,673	279,321	(72,649)	(14,309)	(2,563)	958,473	93,784	21,013	-
MassMutual Premier International Equity Fund, Class I	4,908,784	680,693	(324,348)	80,579	37,933	5,383,641	390,969	64,229	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,500,987	244,428	(730,578)	(58,013)	12,807	1,969,631	194,052	48,965	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	7,652,179	1,695,756	(553,958)	393,130	146,189	9,333,296	678,785	112,668	-
MassMutual Select Blue Chip Growth Fund, Class I	7,205,181	1,069,886	(750,251)	278,588	164,102	7,967,506	380,311	41,114	293,775
MassMutual Select Diversified Value Fund, Class I	6,727,577	8,634,478	(515,711)	(1,467,448)	(9,584)	13,369,312	1,070,401	172,195	1,941,413
MassMutual Select Equity Opportunities Fund, Class I	3,073,919	1,291,994	(255,285)	(835,644)	33,591	3,308,575	198,118	69,616	899,697
MassMutual Select Fundamental Growth Fund, Class I	6,329,439	1,122,331	(607,047)	71,156	25,034	6,940,913	811,803	54,520	417,548
MassMutual Select Fundamental Value Fund, Class I	5,967,533	1,870,668	(370,747)	(843,309)	(14,704)	6,609,441	585,943	111,514	890,769
MassMutual Select Growth Opportunities Fund, Class I	4,510,782	1,086,775	(382,815)	(164,716)	6,550	5,056,576	440,085	-	591,050
MassMutual Select Large Cap Value Fund, Class I***	5,494,035	754,686	(5,695,556)	(563,461)	10,296	-	-	109,360	271,155
MassMutual Select Mid Cap Growth Fund, Class I	2,064,322	304,179	(737,319)	(120,208)	156,365	1,667,339	75,004	-	94,829
MassMutual Select Mid-Cap Value Fund, Class I	3,314,744	677,931	(452,665)	(477,214)	110,147	3,172,943	237,496	42,034	415,715
MassMutual Select Overseas Fund, Class I	13,191,571	1,969,995	(904,811)	(226,147)	152,250	14,182,858	1,482,012	270,856	-
MassMutual Select Small Cap Growth Equity Fund, Class I	2,342,959	304,701	(393,063)	(32,936)	123,655	2,345,316	143,708	-	119,370
MassMutual Select Small Cap Value Equity Fund, Class I	3,244,562	575,141	(612,165)	(400,069)	119,660	2,927,129	179,910	14,975	319,896
MassMutual Select Small Company Value Fund, Class I	1,246,006	421,303	(199,588)	(263,790)	56,990	1,260,921	113,189	7,999	199,493
MassMutual Select Strategic Bond Fund, Class I	722,688	263,030	(59,504)	(26,354)	(269)	899,591	87,594	16,444	-
MassMutual Select Total Return Bond Fund, Class I	871,386	313,630	(71,337)	(28,731)	(3,451)	1,081,497	112,422	23,317	-
MM Select Bond and Income Asset Fund, Class I	3,155,030	742,022	(509,690)	(46,315)	(15,491)	3,325,556	347,135	47,836	-
MM Select Equity Asset Fund, Class I	75,771,776	11,422,649	(5,239,091)	(2,075,993)	875,645	80,754,986	6,919,879	1,652,399	2,896,448
Oppenheimer International Bond Fund, Class I**	400,526	118,867	(67,038)	4,600	548	457,503	75,745	9,211	-
Oppenheimer Real Estate Fund, Class I**	1,043,017	401,749	(153,657)	(96,659)	(112)	1,194,338	51,259	7,495	38,383

	$168,368,074	$38,020,706	$(20,442,034)	$(7,272,826)	$2,045,869	$180,719,789		$3,022,431	$9,750,814

MM RetireSMART 2055 Fund
Barings Global Floating Rate Fund, Class Y*	$30,711	$5,492	$-	$(115)	$-	$36,088	3,783	$792	$-
MassMutual Premier Core Bond Fund, Class I	470,659	128,952	(37,011)	(17,381)	(279)	544,940	51,216	14,420	-

98

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2055 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$408,169	$117,203	$(54,217)	$(21,986)	$8,232	$457,401	36,130	$3,919	$47,595
MassMutual Premier Disciplined Value Fund, Class I	394,193	122,547	(24,329)	(41,085)	2,373	453,699	28,198	8,293	41,754
MassMutual Premier High Yield Fund, Class I	106,889	57,760	(61,794)	(7,304)	2,487	98,038	10,954	3,694	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	184,367	48,935	(16,333)	(3,851)	(281)	212,837	20,826	5,195	-
MassMutual Premier International Equity Fund, Class I	1,170,594	271,315	(65,154)	18,173	9,619	1,404,547	102,000	15,839	-
MassMutual Premier Short-Duration Bond Fund, Class I	601,525	97,923	(248,761)	(13,470)	2,294	439,511	43,302	12,154	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,852,796	575,631	(126,959)	108,444	24,505	2,434,417	177,048	27,919	-
MassMutual Select Blue Chip Growth Fund, Class I	1,727,748	396,675	(154,497)	62,644	43,885	2,076,455	99,115	10,150	72,518
MassMutual Select Diversified Value Fund, Class I	1,612,990	2,343,358	(111,861)	(410,541)	22,139	3,456,085	276,708	42,513	479,315
MassMutual Select Equity Opportunities Fund, Class I	740,393	373,753	(51,751)	(207,874)	8,624	863,145	51,685	17,210	222,417
MassMutual Select Fundamental Growth Fund, Class I	1,517,514	393,361	(123,192)	2,070	19,764	1,809,517	211,639	13,458	103,073
MassMutual Select Fundamental Value Fund, Class I	1,431,213	587,655	(84,301)	(229,157)	14,775	1,720,185	152,499	27,534	219,939
MassMutual Select Growth Opportunities Fund, Class I	1,081,364	351,109	(75,548)	(52,436)	12,660	1,317,149	114,634	-	145,919
MassMutual Select Large Cap Value Fund, Class I***	1,316,770	246,495	(1,445,781)	(132,448)	14,964	-	-	27,004	67,024
MassMutual Select Mid Cap Growth Fund, Class I	494,782	107,334	(173,930)	(17,883)	27,026	437,329	19,673	-	23,830
MassMutual Select Mid-Cap Value Fund, Class I	788,311	276,700	(103,338)	(107,242)	12,244	866,675	64,871	10,275	101,624
MassMutual Select Overseas Fund, Class I	3,151,675	751,879	(176,043)	(63,932)	39,061	3,702,640	386,901	66,784	-
MassMutual Select Small Cap Growth Equity Fund, Class I	561,091	115,077	(87,113)	4,532	17,869	611,456	37,467	-	29,488
MassMutual Select Small Cap Value Equity Fund, Class I	775,145	193,745	(134,409)	(88,555)	18,044	763,970	46,956	3,692	78,876
MassMutual Select Small Company Value Fund, Class I	299,088	127,182	(45,686)	(58,741)	7,265	329,108	29,543	1,983	49,459
MassMutual Select Strategic Bond Fund, Class I	173,408	46,122	(13,495)	(6,319)	(9)	199,707	19,446	4,062	-
MassMutual Select Total Return Bond Fund, Class I	209,089	55,419	(16,711)	(7,003)	(805)	239,989	24,947	5,739	-
MM Select Bond and Income Asset Fund, Class I	757,171	135,811	(138,766)	(11,058)	(4,460)	738,698	77,108	11,835	-
MM Select Equity Asset Fund, Class I	18,188,016	4,251,465	(1,061,182)	(504,975)	181,910	21,055,234	1,804,219	408,030	715,227
Oppenheimer International Bond Fund, Class I**	97,245	20,210	(17,240)	607	861	101,683	16,835	2,189	-
Oppenheimer Real Estate Fund, Class I**	273,447	121,550	(58,674)	(24,665)	(592)	311,066	13,350	1,957	10,090

	$40,416,363	$12,320,658	$(4,708,076)	$(1,831,551)	$484,175	$46,681,569		$746,640	$2,408,148

MM RetireSMART 2060 Fund
Barings Global Floating Rate Fund, Class Y*	$9,753	$235	$(101)	$(37)	$7	$9,857	1,033	$235	$-
MassMutual Premier Core Bond Fund, Class I	144,726	22,559	(17,646)	(4,477)	(843)	144,319	13,564	4,396	-

99

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM RetireSMART 2060 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	$125,674	$27,150	$(22,226)	$(6,908)	$2,761	$126,451	9,988	$1,192	$14,472
MassMutual Premier Disciplined Value Fund, Class I	121,261	28,544	(12,978)	(12,674)	1,140	125,293	7,787	2,520	12,686
MassMutual Premier High Yield Fund, Class I	32,368	15,178	(20,767)	(2,231)	831	25,379	2,836	1,074	-
MassMutual Premier Inflation-Protected and Income Fund, Class I	56,759	8,267	(7,530)	(982)	(302)	56,212	5,500	1,580	-
MassMutual Premier International Equity Fund, Class I	361,436	54,850	(36,875)	4,682	4,113	388,206	28,192	4,822	-
MassMutual Premier Short-Duration Bond Fund, Class I	184,623	17,303	(83,242)	(3,879)	487	115,292	11,359	3,690	-
MassMutual Premier Strategic Emerging Markets Fund, Class I	569,658	132,774	(68,602)	21,701	17,612	673,143	48,956	8,487	-
MassMutual Select Blue Chip Growth Fund, Class I	531,888	84,422	(73,886)	24,838	7,097	574,359	27,416	3,089	22,072
MassMutual Select Diversified Value Fund, Class I	496,753	661,599	(71,970)	(119,291)	(9,746)	957,345	76,649	12,938	145,870
MassMutual Select Equity Opportunities Fund, Class I	227,886	97,312	(26,282)	(54,524)	(5,871)	238,521	14,283	5,235	67,657
MassMutual Select Fundamental Growth Fund, Class I	467,062	88,023	(61,027)	7,215	(887)	500,386	58,525	4,096	31,372
MassMutual Select Fundamental Value Fund, Class I	440,632	145,681	(46,640)	(56,845)	(7,170)	475,658	42,168	8,379	66,932
MassMutual Select Growth Opportunities Fund, Class I	332,977	83,745	(39,318)	(10,879)	(2,026)	364,499	31,723	-	44,413
MassMutual Select Large Cap Value Fund, Class I***	405,548	49,889	(433,152)	(22,158)	(127)	-	-	8,213	20,295
MassMutual Select Mid Cap Growth Fund , Class I	152,465	25,293	(60,033)	(3,922)	6,341	120,144	5,405	-	7,201
MassMutual Select Mid-Cap Value Fund, Class I	243,463	63,647	(40,605)	(27,212)	(922)	238,371	17,842	3,138	31,033
MassMutual Select Overseas Fund, Class I	971,536	157,747	(101,356)	(22,109)	16,835	1,022,653	106,860	20,338	-
MassMutual Select Small Cap Growth Equity Fund, Class I	172,869	23,896	(34,094)	5,918	566	169,155	10,365	-	8,969
MassMutual Select Small Cap Value Equity Fund, Class I	238,881	44,545	(51,385)	(26,530)	5,555	211,066	12,973	1,124	24,013
MassMutual Select Small Company Value Fund, Class I	92,042	32,833	(18,486)	(14,294)	(1,171)	90,924	8,162	602	15,023
MassMutual Select Strategic Bond Fund, Class I	53,399	7,646	(6,473)	(1,930)	31	52,673	5,129	1,236	-
MassMutual Select Total Return Bond Fund, Class I	64,447	9,153	(7,912)	(2,186)	(172)	63,330	6,583	1,749	-
MM Select Bond and Income Asset Fund, Class I	232,947	25,547	(59,086)	(2,497)	(2,307)	194,604	20,314	3,597	-
MM Select Equity Asset Fund, Class I	5,595,385	897,997	(580,867)	(182,269)	89,786	5,820,032	498,717	124,179	217,672
Oppenheimer International Bond Fund, Class I**	29,816	3,335	(6,681)	375	23	26,868	4,448	628	-
Oppenheimer Real Estate Fund, Class I**	81,785	28,662	(17,582)	(6,530)	(361)	85,974	3,690	543	2,889

	$12,438,039	$2,837,832	$(2,006,802)	$(519,635)	$121,280	$12,870,714		$227,080	$732,569

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management, Inc.
***	The Fund was reorganized into the MassMutual Select Diversified Value Fund prior to the opening of business on January 29, 2018.

100

Notes to Financial Statements (Unaudited) (Continued)

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

101

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

102

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2018:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Conservative Fund
Class I	$1,000	0.03%	$1,012.80	$0.15	$1,024.50	$0.15
Class R5	1,000	0.13%	1,012.80	0.65	1,024.00	0.65
Service Class	1,000	0.23%	1,011.70	1.14	1,023.50	1.15
Administrative Class	1,000	0.33%	1,010.60	1.64	1,023.00	1.65
Class A	1,000	0.58%	1,010.80	2.88	1,021.80	2.89
Class R4	1,000	0.48%	1,010.70	2.38	1,022.30	2.39
Class R3	1,000	0.73%	1,009.70	3.62	1,021.10	3.64

103

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Moderate Fund
Class I	$1,000	0.06%	$1,027.00	$0.30	$1,024.40	$0.30
Class R5	1,000	0.16%	1,026.00	0.80	1,023.90	0.80
Service Class	1,000	0.26%	1,025.70	1.30	1,023.40	1.30
Administrative Class	1,000	0.36%	1,025.60	1.80	1,022.90	1.80
Class A	1,000	0.61%	1,023.70	3.04	1,021.60	3.04
Class R4	1,000	0.51%	1,024.90	2.55	1,022.10	2.54
Class R3	1,000	0.76%	1,023.50	3.79	1,020.90	3.79
MM RetireSMART Moderate Growth Fund
Class I	1,000	0.07%	1,041.00	0.35	1,024.30	0.35
Class R5	1,000	0.18%	1,041.00	0.91	1,023.80	0.90
Service Class	1,000	0.27%	1,039.70	1.36	1,023.30	1.35
Administrative Class	1,000	0.37%	1,038.70	1.86	1,022.80	1.85
Class A	1,000	0.62%	1,038.80	3.12	1,021.60	3.09
Class R4	1,000	0.52%	1,038.00	2.61	1,022.10	2.59
Class R3	1,000	0.77%	1,037.20	3.87	1,020.90	3.84
MM RetireSMART Growth Fund
Class I	1,000	0.10%	1,045.90	0.50	1,024.20	0.50
Class R5	1,000	0.21%	1,045.90	1.06	1,023.60	1.05
Service Class	1,000	0.30%	1,045.60	1.51	1,023.20	1.50
Administrative Class	1,000	0.41%	1,044.80	2.07	1,022.60	2.04
Class A	1,000	0.66%	1,042.90	3.32	1,021.40	3.29
Class R4	1,000	0.56%	1,043.30	2.82	1,021.90	2.79
Class R3	1,000	0.81%	1,042.70	4.08	1,020.70	4.04
MM RetireSMART In Retirement Fund
Class I	1,000	0.08%	1,015.40	0.40	1,024.30	0.40
Class R5	1,000	0.18%	1,014.40	0.89	1,023.80	0.90
Service Class	1,000	0.28%	1,014.10	1.39	1,023.30	1.40
Administrative Class	1,000	0.38%	1,013.80	1.89	1,022.80	1.90
Class A	1,000	0.63%	1,012.50	3.13	1,021.60	3.14
Class R4	1,000	0.53%	1,013.20	2.63	1,022.00	2.64
Class R3	1,000	0.78%	1,011.10	3.87	1,020.80	3.89
MM RetireSMART 2010 Fund
Class I	1,000	0.06%	1,019.40	0.30	1,024.40	0.30
Class R5	1,000	0.16%	1,018.50	0.80	1,023.90	0.80
Service Class	1,000	0.26%	1,018.30	1.29	1,023.40	1.30
Administrative Class	1,000	0.36%	1,018.10	1.79	1,022.90	1.80
Class A	1,000	0.61%	1,017.10	3.03	1,021.60	3.04
Class R4	1,000	0.51%	1,016.70	2.54	1,022.10	2.54
Class R3	1,000	0.76%	1,016.10	3.78	1,020.90	3.79
MM RetireSMART 2015 Fund
Class I	1,000	0.08%	1,021.80	0.40	1,024.30	0.40
Class R5	1,000	0.18%	1,021.60	0.90	1,023.80	0.90
Service Class	1,000	0.28%	1,021.30	1.40	1,023.30	1.40
Administrative Class	1,000	0.38%	1,020.10	1.89	1,022.80	1.90
Class A	1,000	0.63%	1,019.00	3.14	1,021.60	3.14
Class R4	1,000	0.53%	1,019.50	2.64	1,022.00	2.64
Class R3	1,000	0.78%	1,018.50	3.88	1,020.80	3.89

104

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2020 Fund
Class I	$1,000	0.05%	$1,027.50	$0.25	$1,024.40	$0.25
Class R5	1,000	0.15%	1,026.70	0.75	1,023.90	0.75
Service Class	1,000	0.25%	1,025.80	1.25	1,023.40	1.25
Administrative Class	1,000	0.35%	1,024.90	1.75	1,022.90	1.75
Class A	1,000	0.60%	1,024.50	3.00	1,021.70	2.99
Class R4	1,000	0.50%	1,024.40	2.50	1,022.20	2.49
Class R3	1,000	0.75%	1,023.60	3.74	1,021.00	3.74
MM RetireSMART 2025 Fund
Class I	1,000	0.04%	1,033.40	0.20	1,024.50	0.20
Class R5	1,000	0.14%	1,033.50	0.70	1,024.00	0.70
Service Class	1,000	0.24%	1,032.20	1.20	1,023.50	1.20
Administrative Class	1,000	0.34%	1,032.10	1.70	1,023.00	1.70
Class A	1,000	0.59%	1,030.60	2.95	1,021.70	2.94
Class R4	1,000	0.49%	1,031.20	2.45	1,022.20	2.44
Class R3	1,000	0.74%	1,030.10	3.70	1,021.00	3.69
MM RetireSMART 2030 Fund
Class I	1,000	0.05%	1,037.60	0.25	1,024.40	0.25
Class R5	1,000	0.15%	1,036.80	0.75	1,023.90	0.75
Service Class	1,000	0.25%	1,036.90	1.26	1,023.40	1.25
Administrative Class	1,000	0.35%	1,036.60	1.76	1,022.90	1.75
Class A	1,000	0.60%	1,035.40	3.01	1,021.70	2.99
Class R4	1,000	0.50%	1,035.30	2.51	1,022.20	2.49
Class R3	1,000	0.75%	1,034.00	3.76	1,021.00	3.74
MM RetireSMART 2035 Fund
Class I	1,000	0.09%	1,040.50	0.45	1,024.20	0.45
Class R5	1,000	0.19%	1,040.00	0.96	1,023.70	0.95
Service Class	1,000	0.29%	1,039.60	1.46	1,023.20	1.45
Administrative Class	1,000	0.39%	1,039.60	1.96	1,022.70	1.95
Class A	1,000	0.64%	1,038.60	3.22	1,021.50	3.19
Class R4	1,000	0.54%	1,038.10	2.71	1,022.00	2.69
Class R3	1,000	0.79%	1,036.90	3.97	1,020.80	3.94
MM RetireSMART 2040 Fund
Class I	1,000	0.07%	1,042.00	0.35	1,024.30	0.35
Class R5	1,000	0.17%	1,041.20	0.86	1,023.80	0.85
Service Class	1,000	0.27%	1,041.40	1.36	1,023.30	1.35
Administrative Class	1,000	0.37%	1,040.30	1.86	1,022.80	1.85
Class A	1,000	0.62%	1,039.30	3.12	1,021.60	3.09
Class R4	1,000	0.52%	1,039.90	2.62	1,022.10	2.59
Class R3	1,000	0.77%	1,038.90	3.87	1,020.90	3.84
MM RetireSMART 2045 Fund
Class I	1,000	0.05%	1,042.20	0.25	1,024.40	0.25
Class R5	1,000	0.16%	1,041.60	0.81	1,023.90	0.80
Service Class	1,000	0.25%	1,041.10	1.26	1,023.40	1.25
Administrative Class	1,000	0.35%	1,041.00	1.76	1,022.90	1.75
Class A	1,000	0.61%	1,038.70	3.07	1,021.60	3.04
Class R4	1,000	0.50%	1,040.20	2.52	1,022.20	2.49
Class R3	1,000	0.75%	1,038.50	3.77	1,021.00	3.74

105

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2050 Fund
Class I	$1,000	0.06%	$1,046.20	$0.30	$1,024.40	$0.30
Class R5	1,000	0.16%	1,046.40	0.81	1,023.90	0.80
Service Class	1,000	0.26%	1,045.20	1.31	1,023.40	1.30
Administrative Class	1,000	0.36%	1,045.40	1.82	1,022.90	1.80
Class A	1,000	0.61%	1,043.50	3.07	1,021.60	3.04
Class R4	1,000	0.51%	1,044.30	2.57	1,022.10	2.54
Class R3	1,000	0.76%	1,043.40	3.83	1,020.90	3.79
MM RetireSMART 2055 Fund
Class I	1,000	0.04%	1,045.80	0.20	1,024.50	0.20
Class R5	1,000	0.14%	1,045.50	0.71	1,024.00	0.70
Service Class	1,000	0.24%	1,044.90	1.21	1,023.50	1.20
Administrative Class	1,000	0.34%	1,044.30	1.71	1,023.00	1.70
Class A	1,000	0.59%	1,042.90	2.97	1,021.70	2.94
Class R4	1,000	0.49%	1,043.60	2.47	1,022.20	2.44
Class R3	1,000	0.74%	1,041.60	3.73	1,021.00	3.69
MM RetireSMART 2060 Fund
Class I	1,000	0.04%	1,045.80	0.20	1,024.50	0.20
Class R5	1,000	0.13%	1,044.90	0.66	1,024.00	0.65
Service Class	1,000	0.24%	1,044.30	1.21	1,023.50	1.20
Administrative Class	1,000	0.34%	1,044.40	1.71	1,023.00	1.70
Class A	1,000	0.59%	1,042.10	2.97	1,021.70	2.94
Class R4	1,000	0.49%	1,043.20	2.47	1,022.20	2.44
Class R3	1,000	0.74%	1,042.00	3.73	1,021.00	3.69

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

106

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44648-00

MassMutual

Semiannual Report

MassMutual Select T. Rowe Price Retirement Funds

March 31, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select T. Rowe Price Retirement Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

March 31, 2018

Welcome to the MassMutual Select T. Rowe Price Retirement Funds Series of the MassMutual Select Funds Semiannual Report, covering the period ended March 31, 2018.

Market Highlights

•	During the period, U.S. stocks enjoyed moderately positive performance, while encountering increased volatility.

•	Economic data throughout the period pointed to a synchronized global growth environment.

•	Foreign stocks in developed markets trailed U.S. stock returns for the period, while foreign stocks in emerging markets beat domestic broad market indexes.

•	U.S. bonds continued to face headwinds, as the Federal Reserve Board (the “Fed”) increased short-term rates and had a change in leadership.

Market Commentary

For the six-month period, beginning October 1, 2017, equity investors enjoyed moderately positive returns. U.S. stocks continued to rise sharply at the start of the period, but encountered increased volatility toward the end of the first quarter of 2018. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the quarter ended March 31, 2018, after hitting record highs in January.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times!

Several factors contributed to this market volatility. While global economic data provided investors with some confidence in a synchronized global growth environment, wage growth in the U.S. triggered the first major sell-off in domestic markets, as investors sought to balance the likelihood of continued growth against the Fed’s intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Political turbulence also contributed, as investors tried to make sense of reduced taxes, increasing federal debt limits, and tariffs imposed by the Trump administration. Lastly, scrutiny concerning revelations about how social media companies use data, and in particular, how Facebook had allowed customer data to be mined undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs.

As a result, the broad market S&P 500 delivered only a modest 4.60% return for the period. The technology-heavy NASDAQ Composite Index managed to grow 8.03%, even with the late period sell-offs. Headlines followed the skyrocketing Dow through the six months, as it peaked to record

(Continued)

1

MassMutual Select T. Rowe Price Retirement Funds – President’s Letter to Shareholders (Unaudited) (Continued)

heights and then dropped – ultimately providing a 7.04% return for the period. Small- and mid-cap stocks underperformed their larger peers and growth stocks widely outperformed their value peers during the period.

The market sell-offs during the last months of the period affected all sectors broadly. The information technology and consumer discretionary sectors held onto earlier gains and managed to end the period with positive returns. The financials and industrials sectors also delivered modest positive returns. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and utilities lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, returning a modest 1.42% gain for the six months. Though developed markets participated in the synchronized global growth environment noted above, they lagged under the weight of sell-offs in the U.S. markets. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a 7.49% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes and a change in leadership. Meeting for the first time under new Chairman, Jerome Powell, the Federal Open Market Committee raised the target range for the federal funds rate by a quarter point to 1.50-1.75% during its March 2018 meeting. While this was in line with market expectations, it was also the second hike during the reporting period – totaling four hikes in one year. They also projected a steeper path of increases in 2019 and 2020 as economic outlooks continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields spiked, with the 10-year U.S. Treasury bond ending the period at 2.74% after surging as high as 2.93%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.46%. Investment-grade and high-yield corporate bonds fared no better in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period down 4.05%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, but still ended the period down 0.86%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

2

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price Retirement Balanced Fund, and who is the Fund’s investment adviser?

The MassMutual Select T. Rowe Price Retirement Balanced Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Fund is a “fund of funds” and pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price). The Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price. The Fund’s “neutral allocations,” which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds. The allocations are referred to as “neutral allocations” because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook.

MassMutual Select T. Rowe Price Retirement Balanced Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	62.8%
Equity Funds	37.1%

Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

3

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual Select T. Rowe Price Retirement (target-date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) Select T. Rowe Price Retirement (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund. All Funds in the Series seek the highest total return over time consistent with an emphasis on both capital growth and income.

Each Fund seeks to achieve its investment objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Select Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name, likely to stop making new investments in the Fund at or around that time, and who plans to withdraw the value of the account in the Fund gradually after retirement. Underlying Funds in which each Fund invests are predominantly either advised or subadvised by T. Rowe Price.

Each Fund’s assets are allocated to the Underlying Funds according to an asset allocation strategy, as follows:

•	MM Select T. Rowe Price Retirement 2005/2010/2015/2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative, reaching approximately 55% allocation to stocks at the target date and continuing to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds.

MassMutual Select T. Rowe Price Retirement 2005 Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	64.5%
Equity Funds	34.2%

Total Long-Term Investments	98.7%
Other Assets & Liabilities	1.3%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2015 Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	52.9%
Equity Funds	47.0%

Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2010 Fund Asset Allocation (% of Net Assets) on 3/31/18

Fixed Income Funds	60.3%
Equity Funds	39.6%

Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2020 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	57.0%
Fixed Income Funds	43.0%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

4

MassMutual Select T. Rowe Price Retirement (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual Select T. Rowe Price Retirement 2025 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	65.1%
Fixed Income Funds	34.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2035 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	79.7%
Fixed Income Funds	20.3%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2045 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	87.3%
Fixed Income Funds	12.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2055 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	87.3%
Fixed Income Funds	12.6%

Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2030 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	73.1%
Fixed Income Funds	26.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2040 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	84.8%
Fixed Income Funds	15.2%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2050 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	87.3%
Fixed Income Funds	12.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	0.0%

Net Assets	100.0%

MassMutual Select T. Rowe Price Retirement 2060 Fund Asset Allocation (% of Net Assets) on 3/31/18

Equity Funds	86.4%
Fixed Income Funds	12.6%

Total Long-Term Investments	99.0%
Other Assets & Liabilities	1.0%

Net Assets	100.0%

5

MassMutual Select T. Rowe Price Retirement Balanced Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 37.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	586,606	$5,930,589
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	41,743	426,612
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	299,456	3,126,316
MM S&P 500 Index Fund, Class I (b)	491,326	9,040,405

		18,523,922

Fixed Income Funds — 62.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	973,647	9,716,998
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	163,149	1,642,910
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,506,833	15,143,669
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	130,368	1,344,090
State Street Institutional U.S. Government Money Market Fund	480,460	480,460
T. Rowe Price Dynamic Global Bond Fund, Class I	155,455	1,535,893
T. Rowe Price Institutional Floating Rate Fund	30,412	304,424
T. Rowe Price Institutional High Yield Fund	142,832	1,252,635

		31,421,079

TOTAL MUTUAL FUNDS (Cost $50,235,737)		49,945,001

TOTAL LONG-TERM INVESTMENTS (Cost $50,235,737)		49,945,001

TOTAL INVESTMENTS — 99.9% (Cost $50,235,737) (c)		49,945,001

Other Assets/(Liabilities) — 0.1%		52,990

NET ASSETS — 100.0%		$49,997,991

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select T. Rowe Price Retirement 2005 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 98.7%

Equity Funds — 34.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	55,516	$561,268
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	3,928	40,147
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	28,386	296,354
MM S&P 500 Index Fund, Class I (b)	46,528	856,111

		1,753,880

Fixed Income Funds — 64.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	142,685	1,423,994
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	25,235	254,118
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	94,032	945,019
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	18,301	188,684
State Street Institutional U.S. Government Money Market Fund	16,378	16,378
T. Rowe Price Dynamic Global Bond Fund, Class I	23,545	232,628
T. Rowe Price Institutional Floating Rate Fund	4,759	47,634
T. Rowe Price Institutional High Yield Fund	22,017	193,089

		3,301,544

TOTAL MUTUAL FUNDS (Cost $5,082,075)		5,055,424

TOTAL LONG-TERM INVESTMENTS (Cost $5,082,075)		5,055,424

TOTAL INVESTMENTS — 98.7% (Cost $5,082,075) (c)		5,055,424

Other Assets/(Liabilities) — 1.3%		64,538

NET ASSETS — 100.0%		$5,119,962

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select T. Rowe Price Retirement 2010 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 39.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	958,015	$9,685,536
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	67,600	690,872
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	488,514	5,100,090
MM S&P 500 Index Fund, Class I (b)	802,934	14,773,990

		30,250,488

Fixed Income Funds — 60.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	2,039,783	20,357,030
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	337,876	3,402,407
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,230,028	12,361,780
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	278,585	2,872,210
State Street Institutional U.S. Government Money Market Fund	706,897	706,897
T. Rowe Price Dynamic Global Bond Fund, Class I	324,471	3,205,775
T. Rowe Price Institutional Floating Rate Fund	60,287	603,472
T. Rowe Price Institutional High Yield Fund	298,633	2,619,011

		46,128,582

TOTAL MUTUAL FUNDS (Cost $76,887,330)		76,379,070

TOTAL LONG-TERM INVESTMENTS (Cost $76,887,330)		76,379,070

TOTAL INVESTMENTS — 99.9% (Cost $76,887,330) (c)		76,379,070

Other Assets/(Liabilities) — 0.1%		45,512

NET ASSETS — 100.0%		$76,424,582

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select T. Rowe Price Retirement 2015 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 47.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	742,623	$7,507,919
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	279,693	2,838,883
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	52,326	534,772
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I (a) (b)	378,750	3,954,147
MM S&P 500 Index Fund, Class I (b)	465,459	8,564,454

		23,400,175

Fixed Income Funds — 52.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	1,208,033	12,056,168
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	189,582	1,909,089
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	626,910	6,300,448
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	181,123	1,867,378
State Street Institutional U.S. Government Money Market Fund	545,858	545,858
T. Rowe Price Dynamic Global Bond Fund, Class I	188,766	1,865,007
T. Rowe Price Institutional Floating Rate Fund	33,573	336,065
T. Rowe Price Institutional High Yield Fund	166,854	1,463,309

		26,343,322

TOTAL MUTUAL FUNDS (Cost $50,163,420)		49,743,497

TOTAL LONG-TERM INVESTMENTS (Cost $50,163,420)		49,743,497

TOTAL INVESTMENTS — 99.9% (Cost $50,163,420) (c)		49,743,497

Other Assets/(Liabilities) — 0.1%		54,458

NET ASSETS — 100.0%		$49,797,955

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select T. Rowe Price Retirement 2020 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 57.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	8,522,215	$86,159,597
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	5,413,831	54,950,389
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	601,880	6,151,215
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	4,337,715	45,285,740
MM S&P 500 Index Fund, Class I (b)	4,110,526	75,633,674

		268,180,615

Fixed Income Funds — 43.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	9,987,698	99,677,229
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	1,496,014	15,064,862
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	3,566,384	35,842,161
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	1,664,906	17,165,185
State Street Institutional U.S. Government Money Market Fund	5,027,085	5,027,085
T. Rowe Price Dynamic Global Bond Fund, Class I	1,559,524	15,408,099
T. Rowe Price Institutional Floating Rate Fund	263,420	2,636,835
T. Rowe Price Institutional High Yield Fund	1,313,851	11,522,475

		202,343,931

TOTAL MUTUAL FUNDS (Cost $475,589,952)		470,524,546

TOTAL LONG-TERM INVESTMENTS (Cost $475,589,952)		470,524,546

TOTAL INVESTMENTS — 100.0% (Cost $475,589,952) (c)		470,524,546

Other Assets/(Liabilities) — (0.0)%		(53,529)

NET ASSETS — 100.0%		$470,471,017

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select T. Rowe Price Retirement 2025 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 65.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	4,478,902	$45,281,695
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	3,877,758	39,359,243
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	315,501	3,224,422
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	2,277,266	23,774,657
MM S&P 500 Index Fund, Class I (a)	1,585,456	29,172,387

		140,812,404

Fixed Income Funds — 34.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	3,993,710	39,857,224
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	564,106	5,680,544
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	876,674	8,810,570
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	725,928	7,484,316
State Street Institutional U.S. Government Money Market Fund	2,276,297	2,276,297
T. Rowe Price Dynamic Global Bond Fund, Class I	622,677	6,152,048
T. Rowe Price Institutional Floating Rate Fund	98,221	983,193
T. Rowe Price Institutional High Yield Fund	499,309	4,378,943

		75,623,135

TOTAL MUTUAL FUNDS (Cost $219,203,321)		216,435,539

TOTAL LONG-TERM INVESTMENTS (Cost $219,203,321)		216,435,539

TOTAL INVESTMENTS — 100.0% (Cost $219,203,321) (c)		216,435,539

Other Assets/(Liabilities) — 0.0%		15,018

NET ASSETS — 100.0%		$216,450,557

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual Select T. Rowe Price Retirement 2030 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 73.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	15,781,214	$159,548,072
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	16,312,769	165,574,610
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	1,109,213	11,336,159
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	8,011,898	83,644,213
MM S&P 500 Index Fund, Class I (b)	4,096,129	75,368,769

		495,471,823

Fixed Income Funds — 26.9%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	9,960,295	99,403,748
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	1,331,699	13,410,210
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a) (b)	1,374,945	13,818,197
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	2,012,567	20,749,563
State Street Institutional U.S. Government Money Market Fund	6,852,031	6,852,031
T. Rowe Price Dynamic Global Bond Fund, Class I	1,560,756	15,420,266
T. Rowe Price Institutional Floating Rate Fund	223,400	2,236,233
T. Rowe Price Institutional High Yield Fund	1,164,908	10,216,239

		182,106,487

TOTAL MUTUAL FUNDS (Cost $687,531,129)		677,578,310

TOTAL LONG-TERM INVESTMENTS (Cost $687,531,129)		677,578,310

TOTAL INVESTMENTS — 100.0% (Cost $687,531,129) (c)		677,578,310

Other Assets/(Liabilities) — (0.0)%		(106,101)

NET ASSETS — 100.0%		$677,472,209

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select T. Rowe Price Retirement 2035 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 79.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	4,887,333	$49,410,935
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	5,617,646	57,019,107
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	341,904	3,494,257
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	2,481,143	25,903,133
MM S&P 500 Index Fund, Class I (b)	949,850	17,477,231

		153,304,663

Fixed Income Funds — 20.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	2,284,113	22,795,453
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	275,548	2,774,773
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	518,537	5,346,115
State Street Institutional U.S. Government Money Market Fund	2,106,692	2,106,692
T. Rowe Price Dynamic Global Bond Fund, Class I	355,565	3,512,987
T. Rowe Price Institutional Floating Rate Fund	44,173	442,171
T. Rowe Price Institutional High Yield Fund	240,060	2,105,325

		39,083,516

TOTAL MUTUAL FUNDS (Cost $195,493,756)		192,388,179

TOTAL LONG-TERM INVESTMENTS (Cost $195,493,756)		192,388,179

TOTAL INVESTMENTS — 100.0% (Cost $195,493,756) (c)		192,388,179

Other Assets/(Liabilities) — 0.0%		17,469

NET ASSETS — 100.0%		$192,405,648

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select T. Rowe Price Retirement 2040 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 84.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	13,656,771	$138,069,951
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	16,911,356	171,650,262
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	953,242	9,742,136
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	6,928,032	72,328,658
MM S&P 500 Index Fund, Class I (b)	1,977,054	36,377,790

		428,168,797

Fixed Income Funds — 15.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	4,413,229	44,044,022
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	455,281	4,584,681
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	1,187,198	12,240,014
State Street Institutional U.S. Government Money Market Fund	5,047,920	5,047,920
T. Rowe Price Dynamic Global Bond Fund, Class I	692,357	6,840,483
T. Rowe Price Institutional Floating Rate Fund	68,391	684,593
T. Rowe Price Institutional High Yield Fund	391,950	3,437,399

		76,879,112

TOTAL MUTUAL FUNDS (Cost $513,841,547)		505,047,909

TOTAL LONG-TERM INVESTMENTS (Cost $513,841,547)		505,047,909

TOTAL INVESTMENTS — 100.0% (Cost $513,841,547) (c)		505,047,909

Other Assets/(Liabilities) — (0.0)%		(52,640)

NET ASSETS — 100.0%		$504,995,269

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select T. Rowe Price Retirement 2045 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 87.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	4,571,170	$46,214,524
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	5,822,852	59,101,951
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	319,562	3,265,924
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	2,319,087	24,211,263
MM S&P 500 Index Fund, Class I (b)	571,430	10,514,305

		143,307,967

Fixed Income Funds — 12.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	1,178,185	11,758,283
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	109,739	1,105,075
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	339,879	3,504,150
State Street Institutional U.S. Government Money Market Fund	1,581,459	1,581,459
T. Rowe Price Dynamic Global Bond Fund, Class I	187,099	1,848,541
T. Rowe Price Institutional Floating Rate Fund	16,141	161,566
T. Rowe Price Institutional High Yield Fund	91,543	802,833

		20,761,907

TOTAL MUTUAL FUNDS (Cost $167,033,477)		164,069,874

TOTAL LONG-TERM INVESTMENTS (Cost $167,033,477)		164,069,874

TOTAL INVESTMENTS — 100.0% (Cost $167,033,477) (c)		164,069,874

Other Assets/(Liabilities) — 0.0%		24,078

NET ASSETS — 100.0%		$164,093,952

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select T. Rowe Price Retirement 2050 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 87.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	7,870,440	$79,570,150
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	10,025,754	101,761,399
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	550,204	5,623,082
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	3,992,714	41,683,936
MM S&P 500 Index Fund, Class I (b)	983,917	18,104,065

		246,742,632

Fixed Income Funds — 12.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	2,038,983	20,349,050
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	192,270	1,936,157
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	587,916	6,061,415
State Street Institutional U.S. Government Money Market Fund	2,570,282	2,570,282
T. Rowe Price Dynamic Global Bond Fund, Class I	319,734	3,158,973
T. Rowe Price Institutional Floating Rate Fund	28,178	282,064
T. Rowe Price Institutional High Yield Fund	159,105	1,395,352

		35,753,293

TOTAL MUTUAL FUNDS (Cost $287,591,809)		282,495,925

TOTAL LONG-TERM INVESTMENTS (Cost $287,591,809)		282,495,925

TOTAL INVESTMENTS — 100.0% (Cost $287,591,809) (c)		282,495,925

Other Assets/(Liabilities) — 0.0%		1,353

NET ASSETS — 100.0%		$282,497,278

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual Select T. Rowe Price Retirement 2055 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 87.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	2,182,375	$22,063,808
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	2,779,677	28,213,717
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	152,554	1,559,107
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	1,107,005	11,557,130
MM S&P 500 Index Fund, Class I (b)	272,826	5,020,007

		68,413,769

Fixed Income Funds — 12.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	566,653	5,655,197
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	52,714	530,831
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	163,138	1,681,957
State Street Institutional U.S. Government Money Market Fund	721,858	721,858
T. Rowe Price Dynamic Global Bond Fund, Class I	87,595	865,434
T. Rowe Price Institutional Floating Rate Fund	7,791	77,990
T. Rowe Price Institutional High Yield Fund	43,561	382,033

		9,915,300

TOTAL MUTUAL FUNDS (Cost $79,733,022)		78,329,069

TOTAL LONG-TERM INVESTMENTS (Cost $79,733,022)		78,329,069

TOTAL INVESTMENTS — 99.9% (Cost $79,733,022) (c)		78,329,069

Other Assets/(Liabilities) — 0.1%		48,430

NET ASSETS — 100.0%		$78,377,499

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual Select T. Rowe Price Retirement 2060 Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.0%

Equity Funds — 86.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a) (b)	170,527	$1,724,030
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a) (b)	217,298	2,205,572
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a) (b)	11,925	121,874
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a) (b)	86,681	904,946
MM S&P 500 Index Fund, Class I (b)	21,323	392,335

		5,348,757

Fixed Income Funds — 12.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a) (b)	44,267	441,783
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a) (b)	4,213	42,425
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I (a) (b)	12,755	131,508
State Street Institutional U.S. Government Money Market Fund	48,609	48,609
T. Rowe Price Dynamic Global Bond Fund, Class I	7,273	71,856
T. Rowe Price Institutional Floating Rate Fund	672	6,723
T. Rowe Price Institutional High Yield Fund	3,734	32,747

		775,651

TOTAL MUTUAL FUNDS (Cost $6,236,555)		6,124,408

TOTAL LONG-TERM INVESTMENTS (Cost $6,236,555)		6,124,408

TOTAL INVESTMENTS — 99.0% (Cost $6,236,555) (c)		6,124,408

Other Assets/(Liabilities) — 1.0%		64,041

NET ASSETS — 100.0%		$6,188,449

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

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19

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$3,573,412	$489,729
Investments, at value — affiliated issuers (Note 2 & 7) (b)	46,371,589	4,565,695

Total investments	49,945,001	5,055,424

Receivables from:
Investments sold	-	46,587
Investment adviser (Note 3)	18,076	17,686
Fund shares sold	133,123	421
Interest and dividends	7,846	1,173
Prepaid expenses	63,472	63,472

Total assets	50,167,518	5,184,763

Liabilities:
Payables for:
Investments purchased	140,776	1,173
Fund shares repurchased	-	46,987
Trustees’ fees and expenses (Note 3)	246	29
Affiliates (Note 3):
Administration fees	13,718	8,439
Service fees	5,617	492
Distribution fees	1,654	140
Accrued expense and other liabilities	7,516	7,541

Total liabilities	169,527	64,801

Net assets	$49,997,991	$5,119,962

Net assets consist of:
Paid-in capital	$50,295,352	$5,148,188
Accumulated undistributed (distributions in excess of) net investment income	(4,653)	112
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,972)	(1,687)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(290,736)	(26,651)

Net assets	$49,997,991	$5,119,962

(a) Cost of investments — unaffiliated issuers:	$3,595,908	$493,185
(b) Cost of investments — affiliated issuers:	$46,639,829	$4,588,890

The accompanying notes are an integral part of the financial statements.

20

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$7,135,155	$4,210,239	$34,594,494	$13,790,481	$34,724,769
69,243,915	45,533,258	435,930,052	202,645,058	642,853,541

76,379,070	49,743,497	470,524,546	216,435,539	677,578,310

-	15,145	-	47,438	-
18,418	17,957	21,706	19,145	23,092
275,426	4,352	2,951,319	35,257	3,057,512
16,027	9,111	73,270	28,190	67,648
63,472	63,472	63,472	63,472	63,471

76,752,413	49,853,534	473,634,313	216,629,041	680,790,033

275,280	9,111	2,780,628	28,190	2,752,310
15,877	19,309	242,165	81,872	370,253
436	180	2,261	840	3,031

16,288	12,546	58,781	30,686	82,321
8,806	4,930	52,791	21,684	74,377
3,549	2,080	19,387	8,094	28,715
7,595	7,423	7,283	7,118	6,817

327,831	55,579	3,163,296	178,484	3,317,824

$76,424,582	$49,797,955	$470,471,017	$216,450,557	$677,472,209

$76,944,173	$50,220,874	$475,617,966	$219,249,819	$687,581,039
(2,445)	(1,239)	(42,185)	(22,392)	(110,312)
(8,886)	(1,757)	(39,358)	(9,088)	(45,699)
(508,260)	(419,923)	(5,065,406)	(2,767,782)	(9,952,819)

$76,424,582	$49,797,955	$470,471,017	$216,450,557	$677,472,209

$7,182,234	$4,237,075	$34,806,162	$13,872,252	$34,920,379
$69,705,096	$45,926,345	$440,783,790	$205,331,069	$652,610,750

21

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$1,003,568	$152,746

Shares outstanding (a)	67,279	10,235

Net asset value, offering price and redemption price per share	$14.92	$14.92

Class M5 shares:
Net assets	$27,220,861	$3,133,237

Shares outstanding (a)	1,825,275	209,971

Net asset value, offering price and redemption price per share	$14.91	$14.92

Class M4 shares:
Net assets	$15,420,633	$1,309,459

Shares outstanding (a)	1,034,290	87,776

Net asset value, offering price and redemption price per share	$14.91	$14.92

Class M3 shares:
Net assets	$6,352,929	$524,520

Shares outstanding (a)	426,205	35,168

Net asset value, offering price and redemption price per share	$14.91	$14.91

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$6,327,216	$10,107,990	$44,802,952	$24,447,708	$57,373,217

424,535	679,415	3,018,891	1,650,513	3,880,971

$14.90	$14.88	$14.84	$14.81	$14.78

$36,089,735	$19,878,519	$218,115,150	$105,239,324	$330,202,147

2,421,846	1,336,362	14,699,034	7,105,953	22,339,429

$14.90	$14.88	$14.84	$14.81	$14.78

$20,310,295	$11,650,649	$131,899,835	$55,121,173	$178,323,521

1,363,292	783,425	8,891,105	3,722,837	12,067,305

$14.90	$14.87	$14.84	$14.81	$14.78

$13,697,336	$8,160,797	$75,653,080	$31,642,352	$111,573,324

919,643	548,897	5,100,943	2,137,640	7,552,169

$14.89	$14.87	$14.83	$14.80	$14.77

23

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$8,167,175	$16,010,395
Investments, at value — affiliated issuers (Note 2 & 7) (b)	184,221,004	489,037,514

Total investments	192,388,179	505,047,909

Receivables from:
Investments sold	10,215	-
Investment adviser (Note 3)	18,913	21,749
Fund shares sold	19,068	923,016
Interest and dividends	14,650	25,783
Prepaid expenses	63,472	63,472

Total assets	192,514,497	506,081,929

Liabilities:
Payables for:
Investments purchased	14,650	777,675
Fund shares repurchased	28,550	169,188
Trustees’ fees and expenses (Note 3)	711	2,284
Affiliates (Note 3):
Administration fees	28,448	63,568
Service fees	20,251	48,504
Distribution fees	9,133	18,390
Accrued expense and other liabilities	7,106	7,051

Total liabilities	108,849	1,086,660

Net assets	$192,405,648	$504,995,269

Net assets consist of:
Paid-in capital	$195,553,709	$513,910,121
Accumulated undistributed (distributions in excess of) net investment income	(36,638)	(104,313)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,846)	(16,901)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(3,105,577)	(8,793,638)

Net assets	$192,405,648	$504,995,269

(a) Cost of investments — unaffiliated issuers:	$8,209,059	$16,083,724
(b) Cost of investments — affiliated issuers:	$187,284,697	$497,757,823

The accompanying notes are an integral part of the financial statements.

24

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$4,394,399	$7,406,671	$2,047,315	$159,935
159,675,475	275,089,254	76,281,754	5,964,473

164,069,874	282,495,925	78,329,069	6,124,408

-	-	-	-
18,707	19,778	18,128	17,658
81,743	850,260	20,278	63,193
6,590	11,287	3,115	249
63,472	63,472	63,472	63,471

164,240,386	283,440,722	78,434,062	6,268,979

87,707	860,467	23,094	63,418
-	-	-	-
596	1,192	274	14

25,846	39,496	16,696	8,508
16,902	25,767	6,453	852
8,232	9,388	2,710	228
7,151	7,134	7,336	7,510

146,434	943,444	56,563	80,530

$164,093,952	$282,497,278	$78,377,499	$6,188,449

$167,098,550	$287,665,911	$79,799,272	$6,301,273
(39,449)	(60,710)	(16,374)	(1,602)
(1,546)	(12,039)	(1,446)	925
(2,963,603)	(5,095,884)	(1,403,953)	(112,147)

$164,093,952	$282,497,278	$78,377,499	$6,188,449

$4,412,692	$7,438,183	$2,055,927	$160,655
$162,620,785	$280,153,626	$77,677,095	$6,075,900

25

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I shares:
Net assets	$19,057,640	$39,962,184

Shares outstanding (a)	1,291,147	2,710,717

Net asset value, offering price and redemption price per share	$14.76	$14.74

Class M5 shares:
Net assets	$92,572,920	$274,353,535

Shares outstanding (a)	6,272,728	18,612,706

Net asset value, offering price and redemption price per share	$14.76	$14.74

Class M4 shares:
Net assets	$45,546,795	$118,927,941

Shares outstanding (a)	3,087,028	8,070,330

Net asset value, offering price and redemption price per share	$14.75	$14.74

Class M3 shares:
Net assets	$35,228,293	$71,751,609

Shares outstanding (a)	2,388,277	4,870,238

Net asset value, offering price and redemption price per share	$14.75	$14.73

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

26

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund

$13,038,781	$17,683,846	$4,005,195	$464,685

885,010	1,200,292	271,848	31,535

$14.73	$14.73	$14.73	$14.74

$83,877,436	$163,141,955	$49,110,351	$2,345,930

5,694,043	11,074,894	3,333,814	159,227

$14.73	$14.73	$14.73	$14.73

$34,911,370	$64,492,694	$14,878,491	$2,446,362

2,370,564	4,379,193	1,010,275	166,078

$14.73	$14.73	$14.73	$14.73

$32,266,365	$37,178,783	$10,383,462	$931,472

2,191,517	2,525,176	705,259	63,249

$14.72	$14.72	$14.72	$14.73

27

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Operations

For the Period Ended March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund+	MassMutual Select T. Rowe Price Retirement 2005 Fund+
Investment income (Note 2):
Dividends — unaffiliated issuers	$10,135	$1,512
Interest	24	24

Total investment income	10,159	1,536

Expenses (Note 3):
Custody fees	3,222	3,222
Audit fees	5,774	5,774
Legal fees	115	115
Accounting & Administration fees	7,825	7,825
Shareholder reporting fees	1,227	879
Trustees’ fees	246	29
Registration and filing fees	5,127	5,127
Transfer agent fees	345	345

	23,881	23,316
Administration fees:
Class M5	4,171	497
Class M4	2,378	211
Class M3	992	84
Distribution fees:
Class M3	1,654	140
Distribution and Service fees:
Class M4	3,963	352
Class M3	1,654	140

Total expenses	38,693	24,740
Expenses waived:
Class I fees reimbursed by adviser	(417)	(786)
Class M5 fees reimbursed by adviser	(12,979)	(14,134)
Class M4 fees reimbursed by adviser	(7,398)	(6,010)
Class M3 fees reimbursed by adviser	(3,087)	(2,386)

Net expenses:	14,812	1,424

Net investment income (loss)	(4,653)	112

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions unaffiliated issuers	-	-
Investment transactions — affiliated issuers (Note 7)	(1,972)	(1,687)

Net realized gain (loss)	(1,972)	(1,687)

Net change in unrealized appreciation (depreciation) on:
Investment transactions unaffiliated issuers	(22,496)	(3,456)
Investment transactions — affiliated issuers (Note 7)	(268,240)	(23,195)

Net change in unrealized appreciation (depreciation)	(290,736)	(26,651)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(292,708)	(28,338)

Net increase (decrease) in net assets resulting from operations	$(297,361)	$(28,226)

+	Fund commenced operations on February 16, 2018.

The accompanying notes are an integral part of the financial statements.

28

MassMutual Select T. Rowe Price Retirement 2010 Fund+	MassMutual Select T. Rowe Price Retirement 2015 Fund+	MassMutual Select T. Rowe Price Retirement 2020 Fund+	MassMutual Select T. Rowe Price Retirement 2025 Fund+	MassMutual Select T. Rowe Price Retirement 2030 Fund+

$20,723	$11,760	$95,078	$36,520	$87,886
24	24	24	24	24

20,747	11,784	95,102	36,544	87,910

3,222	3,222	3,222	3,222	3,222
5,774	5,773	5,774	5,774	5,774
115	115	115	115	115
7,825	7,825	7,825	7,825	7,825
1,532	1,120	4,469	2,180	5,706
436	180	2,262	840	3,030
5,127	5,127	5,127	5,127	5,127
345	345	345	345	345

24,376	23,707	29,139	25,428	31,144

5,553	3,056	33,433	16,147	50,504
3,154	1,710	20,042	8,154	27,397
2,130	1,248	11,632	4,856	17,229

3,549	2,080	19,387	8,094	28,715

5,257	2,850	33,404	13,591	45,662
3,549	2,080	19,387	8,094	28,715

47,568	36,731	166,424	84,364	229,366

(1,917)	(4,879)	(2,646)	(2,899)	(2,554)
(11,509)	(9,552)	(13,592)	(12,461)	(15,152)
(6,536)	(5,365)	(8,157)	(6,306)	(8,240)
(4,414)	(3,912)	(4,742)	(3,762)	(5,198)

23,192	13,023	137,287	58,936	198,222

(2,445)	(1,239)	(42,185)	(22,392)	(110,312)

26	3	(3,406)	(1,021)	(3,397)
(8,912)	(1,760)	(35,952)	(8,067)	(42,302)

(8,886)	(1,757)	(39,358)	(9,088)	(45,699)

(47,079)	(26,836)	(211,668)	(81,771)	(195,610)
(461,181)	(393,087)	(4,853,738)	(2,686,011)	(9,757,209)

(508,260)	(419,923)	(5,065,406)	(2,767,782)	(9,952,819)

(517,146)	(421,680)	(5,104,764)	(2,776,870)	(9,998,518)

$(519,591)	$(422,919)	$(5,146,949)	$(2,799,262)	$(10,108,830)

29

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Operations

For the Period Ended March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund+	MassMutual Select T. Rowe Price Retirement 2040 Fund+
Investment income (Note 2):
Dividends — unaffiliated issuers	$19,051	$33,704
Interest	24	24

Total investment income	19,075	33,728

Expenses (Note 3):
Custody fees	3,222	3,222
Audit fees	5,774	5,774
Legal fees	115	114
Accounting & Administration fees	7,825	7,825
Shareholder reporting fees	1,976	4,507
Trustees’ fees	711	2,284
Registration and filing fees	5,127	5,127
Transfer agent fees	345	345

	25,095	29,198
Administration fees:
Class M5	14,178	42,046
Class M4	6,670	18,068
Class M3	5,480	11,034
Distribution fees:
Class M3	9,134	18,390
Distribution and Service fees:
Class M4	11,117	30,114
Class M3	9,133	18,390

Total expenses	80,807	167,240
Expenses waived:
Class I fees reimbursed by adviser	(2,490)	(2,307)
Class M5 fees reimbursed by adviser	(12,168)	(15,860)
Class M4 fees reimbursed by adviser	(5,733)	(6,841)
Class M3 fees reimbursed by adviser	(4,703)	(4,191)

Net expenses:	55,713	138,041

Net investment income (loss)	(36,638)	(104,313)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions unaffiliated issuers	(1,021)	(2,382)
Investment transactions — affiliated issuers (Note 7)	(4,825)	(14,519)

Net realized gain (loss)	(5,846)	(16,901)

Net change in unrealized appreciation (depreciation) on:
Investment transactions unaffiliated issuers	(41,884)	(73,329)
Investment transactions — affiliated issuers (Note 7)	(3,063,693)	(8,720,309)

Net change in unrealized appreciation (depreciation)	(3,105,577)	(8,793,638)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(3,111,423)	(8,810,539)

Net increase (decrease) in net assets resulting from operations	$(3,148,061)	$(8,914,852)

+	Fund commenced operations on February 16, 2018.

The accompanying notes are an integral part of the financial statements.

30

MassMutual Select T. Rowe Price Retirement 2045 Fund+	MassMutual Select T. Rowe Price Retirement 2050 Fund+	MassMutual Select T. Rowe Price Retirement 2055 Fund+	MassMutual Select T. Rowe Price Retirement 2060 Fund+

$8,651	$14,843	$4,101	$322
24	24	24	24

8,675	14,867	4,125	346

3,222	3,222	3,221	3,222
5,774	5,774	5,774	5,774
115	115	115	115
7,825	7,824	7,825	7,825
1,790	2,747	1,274	854
596	1,192	275	14
5,127	5,126	5,127	5,127
345	345	345	345

24,794	26,345	23,956	23,276

12,849	24,963	7,464	358
5,201	9,827	2,246	374
4,940	5,633	1,626	137

8,233	9,388	2,710	227

8,669	16,379	3,743	624
8,232	9,388	2,710	227

72,918	101,923	44,455	25,223

(2,010)	(1,626)	(1,216)	(1,940)
(12,720)	(15,250)	(14,971)	(8,791)
(5,164)	(6,016)	(4,507)	(9,194)
(4,900)	(3,454)	(3,262)	(3,350)

48,124	75,577	20,499	1,948

(39,449)	(60,710)	(16,374)	(1,602)

(745)	(1,225)	(374)	(1)
(801)	(10,814)	(1,072)	926

(1,546)	(12,039)	(1,446)	925

(18,293)	(31,512)	(8,612)	(720)
(2,945,310)	(5,064,372)	(1,395,341)	(111,427)

(2,963,603)	(5,095,884)	(1,403,953)	(112,147)

(2,965,149)	(5,107,923)	(1,405,399)	(111,222)

$(3,004,598)	$(5,168,633)	$(1,421,773)	$(112,824)

31

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund	MassMutual Select T. Rowe Price Retirement 2010 Fund
	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(4,653)	$112	$(2,445)
Net realized gain (loss)	(1,972)	(1,687)	(8,886)
Net change in unrealized appreciation (depreciation)	(290,736)	(26,651)	(508,260)

Net increase (decrease) in net assets resulting from operations	(297,361)	(28,226)	(519,591)

Net fund share transactions (Note 5):
Class I	1,008,507	153,436	6,366,154
Class M5	27,378,390	3,150,006	36,329,592
Class M4	15,514,768	1,317,110	20,450,759
Class M3	6,393,687	527,636	13,797,668

Increase (decrease) in net assets from fund share transactions	50,295,352	5,148,188	76,944,173

Total increase (decrease) in net assets	49,997,991	5,119,962	76,424,582

Net assets
End of period	$49,997,991	$5,119,962	$76,424,582

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(4,653)	$112	$(2,445)

+	Fund commenced operations on February 16, 2018.

The accompanying notes are an integral part of the financial statements.

32

MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund
Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+

$(1,239)	$(42,185)	$(22,392)	$(110,312)
(1,757)	(39,358)	(9,088)	(45,699)
(419,923)	(5,065,406)	(2,767,782)	(9,952,819)

(422,919)	(5,146,949)	(2,799,262)	(10,108,830)

10,192,051	45,257,836	24,758,975	58,173,113
20,049,494	220,488,816	106,593,829	335,096,582
11,745,778	133,347,981	55,831,773	181,007,614
8,233,551	76,523,333	32,065,242	113,303,730

50,220,874	475,617,966	219,249,819	687,581,039

49,797,955	470,471,017	216,450,557	677,472,209

$49,797,955	$470,471,017	$216,450,557	$677,472,209

$(1,239)	$(42,185)	$(22,392)	$(110,312)

33

MassMutual Select T. Rowe Price Retirement Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund	MassMutual Select T. Rowe Price Retirement 2045 Fund
	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(36,638)	$(104,313)	$(39,449)
Net realized gain (loss)	(5,846)	(16,901)	(1,546)
Net change in unrealized appreciation (depreciation)	(3,105,577)	(8,793,638)	(2,963,603)

Net increase (decrease) in net assets resulting from operations	(3,148,061)	(8,914,852)	(3,004,598)

Net fund share transactions (Note 5):
Class I	19,366,958	40,644,753	13,277,591
Class M5	94,095,268	279,183,835	85,406,261
Class M4	46,268,066	121,014,366	35,545,212
Class M3	35,823,417	73,067,167	32,869,486

Increase (decrease) in net assets from fund share transactions	195,553,709	513,910,121	167,098,550

Total increase (decrease) in net assets	192,405,648	504,995,269	164,093,952

Net assets
End of period	$192,405,648	$504,995,269	$164,093,952

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(36,638)	$(104,313)	$(39,449)

+	Fund commenced operations on February 16, 2018.

The accompanying notes are an integral part of the financial statements.

34

MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund
Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+

$(60,710)	$(16,374)	$(1,602)
(12,039)	(1,446)	925
(5,095,884)	(1,403,953)	(112,147)

(5,168,633)	(1,421,773)	(112,824)

17,993,206	4,076,837	474,196
166,122,503	50,001,474	2,392,054
65,679,931	15,144,532	2,488,132
37,870,271	10,576,429	946,891

287,665,911	79,799,272	6,301,273

282,497,278	78,377,499	6,188,449

$282,497,278	$78,377,499	$6,188,449

$(60,710)	$(16,374)	$(1,602)

35

MassMutual Select T. Rowe Price Retirement Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.08)	$(0.08)	$-	$-	$-	$14.92	(0.53%	)[b]	$1,004	0.47%	[a]	0.00%	[a]	0.20%	[a]
Class M5
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.09)	$(0.09)	$-	$-	$-	$14.91	(0.60%	)[b]	$27,221	0.62%	[a]	0.15%	[a]	0.05%	[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]		$(0.09)	$(0.09)	$-	$-	$-	$14.91	(0.60%	)[b]	$15,421	0.87%	[a]	0.40%	[a]	(0.20%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)		$(0.08)	$(0.09)	$-	$-	$-	$14.91	(0.60%	)[b]	$6,353	1.12%	[a]	0.65%	[a]	(0.45%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

36

MassMutual Select T. Rowe Price Retirement 2005 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.08)	$(0.08)	$-	$-	$-	$14.92	(0.53%	)[b]	$153	4.27%	[a]	0.00%	[a]	0.27%	[a]
Class M5
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.08)	$(0.08)	$-	$-	$-	$14.92	(0.53%	)[b]	$3,133	4.42%	[a]	0.15%	[a]	0.13%	[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]		$(0.08)	$(0.08)	$-	$-	$-	$14.92	(0.53%	)[b]	$1,309	4.67%	[a]	0.40%	[a]	(0.12%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)		$(0.08)	$(0.09)	$-	$-	$-	$14.91	(0.60%	)[b]	$525	4.92%	[a]	0.65%	[a]	(0.37%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

37

MassMutual Select T. Rowe Price Retirement 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.10)	$(0.10)	$-	$-	$-	$14.90	(0.67%	)[b]	$6,327	0.31%	[a]	0.00%	[a]	0.27%	[a]
Class M5
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.10)	$(0.10)	$-	$-	$-	$14.90	(0.67%	)[b]	$36,090	0.46%	[a]	0.15%	[a]	0.11%	[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]		$(0.10)	$(0.10)	$-	$-	$-	$14.90	(0.67%	)[b]	$20,310	0.71%	[a]	0.40%	[a]	(0.14%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)		$(0.10)	$(0.11)	$-	$-	$-	$14.89	(0.73%	)[b]	$13,697	0.96%	[a]	0.65%	[a]	(0.39%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

38

MassMutual Select T. Rowe Price Retirement 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.12)	$(0.12)	$-	$-	$-	$14.88	(0.80%	)[b]	$10,108	0.47%	[a]	0.00%	[a]	0.23%	[a]
Class M5
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.12)	$(0.12)	$-	$-	$-	$14.88	(0.80%	)[b]	$19,879	0.62%	[a]	0.15%	[a]	0.08%	[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]		$(0.13)	$(0.13)	$-	$-	$-	$14.87	(0.87%	)[b]	$11,651	0.87%	[a]	0.40%	[a]	(0.17%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)		$(0.12)	$(0.13)	$-	$-	$-	$14.87	(0.87%	)[b]	$8,161	1.12%	[a]	0.65%	[a]	(0.42%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

39

MassMutual Select T. Rowe Price Retirement 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.16)	$(0.16)	$-	$-	$-	$14.84	(1.07%	)[b]	$44,803	0.06%	[a]	0.00%	[a]	0.20%	[a]
Class M5
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.16)	$(0.16)	$-	$-	$-	$14.84	(1.07%	)[b]	$218,115	0.21%	[a]	0.15%	[a]	0.05%	[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]		$(0.16)	$(0.16)	$-	$-	$-	$14.84	(1.07%	)[b]	$131,900	0.46%	[a]	0.40%	[a]	(0.20%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)		$(0.16)	$(0.17)	$-	$-	$-	$14.83	(1.13%	)[b]	$75,653	0.71%	[a]	0.65%	[a]	(0.45%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

40

MassMutual Select T. Rowe Price Retirement 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.19)	$(0.19)	$-	$-	$-	$14.81	(1.27%	)[b]	$24,448	0.12%	[a]	0.00%	[a]	0.17%	[a]
Class M5
3/31/18[g,r]	$15.00	$0.00	[d]	$(0.19)	$(0.19)	$-	$-	$-	$14.81	(1.27%	)[b]	$105,239	0.27%	[a]	0.15%	[a]	0.02%	[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]		$(0.19)	$(0.19)	$-	$-	$-	$14.81	(1.27%	)[b]	$55,121	0.52%	[a]	0.40%	[a]	(0.23%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)		$(0.19)	$(0.20)	$-	$-	$-	$14.80	(1.33%	)[b]	$31,642	0.77%	[a]	0.65%	[a]	(0.48%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

41

MassMutual Select T. Rowe Price Retirement 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00 [d]	$(0.22)	$(0.22)	$-	$-	$-	$14.78	(1.47%	)[b]	$57,373	0.05%	[a]	0.00%	[a]	0.13%	[a]
Class M5
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.22)	$(0.22)	$-	$-	$-	$14.78	(1.47%	)[b]	$330,202	0.20%	[a]	0.15%	[a]	(0.02%	)[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.22)	$(0.22)	$-	$-	$-	$14.78	(1.47%	)[b]	$178,324	0.45%	[a]	0.40%	[a]	(0.27%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)	$(0.22)	$(0.23)	$-	$-	$-	$14.77	(1.53%	)[b]	$111,573	0.70%	[a]	0.65%	[a]	(0.52%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

42

MassMutual Select T. Rowe Price Retirement 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00 [d]	$(0.24)	$(0.24)	$-	$-	$-	$14.76	(1.60%	)[b]	$19,058	0.13%	[a]	0.00%	[a]	0.10%	[a]
Class M5
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.24)	$(0.24)	$-	$-	$-	$14.76	(1.60%	)[b]	$92,573	0.28%	[a]	0.15%	[a]	(0.05%	)[a]
Class M4
3/31/18[g,r]	$15.00	$(0.01)	$(0.24)	$(0.25)	$-	$-	$-	$14.75	(1.67%	)[b]	$45,547	0.53%	[a]	0.40%	[a]	(0.30%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)	$(0.24)	$(0.25)	$-	$-	$-	$14.75	(1.67%	)[b]	$35,228	0.78%	[a]	0.65%	[a]	(0.55%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

43

MassMutual Select T. Rowe Price Retirement 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00 [d]	$(0.26)	$(0.26)	$-	$-	$-	$14.74	(1.73%	)[b]	$39,962	0.06%	[a]	0.00%[a]		0.07%	[a]
Class M5
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.26)	$(0.26)	$-	$-	$-	$14.74	(1.73%	)[b]	$274,354	0.21%	[a]	0.15%	[a]	(0.08%	)[a]
Class M4
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.26)	$(0.26)	$-	$-	$-	$14.74	(1.73%	)[b]	$118,928	0.46%	[a]	0.40%	[a]	(0.33%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)	$(0.26)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$71,752	0.71%	[a]	0.65%	[a]	(0.58%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	1%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

44

MassMutual Select T. Rowe Price Retirement 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00 [d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$13,039	0.15%	[a]	0.00%[a]		0.05%	[a]
Class M5
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$83,877	0.30%	[a]	0.15%	[a]	(0.10%	)[a]
Class M4
3/31/18[g,r]	$15.00	$(0.01)	$(0.26)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$34,911	0.55%	[a]	0.40%	[a]	(0.35%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)	$(0.27)	$(0.28)	$-	$-	$-	$14.72	(1.87%	)[b]	$32,266	0.80%	[a]	0.65%	[a]	(0.60%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	1%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

45

MassMutual Select T. Rowe Price Retirement 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00 [d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%)[b]	$17,684	0.09%[a]	0.00%[a]	0.05%[a]
Class M5
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%)[b]	$163,142	0.24%[a]	0.15%[a]	(0.10%)[a]
Class M4
3/31/18[g,r]	$15.00	$(0.01)	$(0.26)	$(0.27)	$-	$-	$-	$14.73	(1.80%)[b]	$64,493	0.49%[a]	0.40%[a]	(0.35%)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)	$(0.27)	$(0.28)	$-	$-	$-	$14.72	(1.87%)[b]	$37,179	0.74%[a]	0.65%[a]	(0.60%)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	1%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

46

MassMutual Select T. Rowe Price Retirement 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18g.r	$15.00	$0.00 [d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$4,005	0.30%	[a]	0.00%	[a]	0.05%	[a]
Class M5
3/31/18g.r	$15.00	$(0.00)[d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$49,110	0.45%	[a]	0.15%	[a]	(0.10%	)[a]
Class M4
3/31/18g.r	$15.00	$(0.01)	$(0.26)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$14,878	0.70%	[a]	0.40%	[a]	(0.35%	)[a]
Class M3
3/31/18g.r	$15.00	$(0.01)	$(0.27)	$(0.28)	$-	$-	$-	$14.72	(1.87%	)[b]	$10,383	0.95%	[a]	0.65%	[a]	(0.60%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

47

MassMutual Select T. Rowe Price Retirement 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$15.00	$0.00 [d]	$(0.26)	$(0.26)	$-	$-	$-	$14.74	(1.73%	)[b]	$465	3.68%	[a]	0.00%[a]		0.05%	[a]
Class M5
3/31/18[g,r]	$15.00	$(0.00)[d]	$(0.27)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$2,346	3.83%	[a]	0.15%	[a]	(0.10%	)[a]
Class M4
3/31/18[g,r]	$15.00	$(0.01)	$(0.26)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$2,446	4.08%	[a]	0.40%	[a]	(0.35%	)[a]
Class M3
3/31/18[g,r]	$15.00	$(0.01)	$(0.26)	$(0.27)	$-	$-	$-	$14.73	(1.80%	)[b]	$931	4.33%	[a]	0.65%	[a]	(0.59%	)[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 16, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 13 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days

49

Notes to Financial Statements (Unaudited) (Continued)

when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Each Fund characterized all investments at Level 1, as of March 31, 2018. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2018. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the

50

Notes to Financial Statements (Unaudited) (Continued)

price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2010 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund	None	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund	None	0.15%	0.15%	0.15%

51

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class M4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class M3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses), based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2005 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2010 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2015 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2020 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2025 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2030 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2035 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2040 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2045 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2050 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2055 Fund*	0.00%	0.15%	0.40%	0.65%
MM Select T. Rowe Price Retirement 2060 Fund*	0.00%	0.15%	0.40%	0.65%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2020.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

52

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2018:

Total % Ownership by Related Party
MM Select T. Rowe Price Retirement Balanced Fund	99.8%
MM Select T. Rowe Price Retirement 2005 Fund	100.0%
MM Select T. Rowe Price Retirement 2010 Fund	99.6%
MM Select T. Rowe Price Retirement 2015 Fund	100.0%
MM Select T. Rowe Price Retirement 2020 Fund	99.4%
MM Select T. Rowe Price Retirement 2025 Fund	100.0%
MM Select T. Rowe Price Retirement 2030 Fund	99.6%
MM Select T. Rowe Price Retirement 2035 Fund	100.0%
MM Select T. Rowe Price Retirement 2040 Fund	99.8%
MM Select T. Rowe Price Retirement 2045 Fund	100.0%
MM Select T. Rowe Price Retirement 2050 Fund	99.9%
MM Select T. Rowe Price Retirement 2055 Fund	100.0%
MM Select T. Rowe Price Retirement 2060 Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM Select T. Rowe Price Retirement Balanced Fund	$-	$51,747,970	$-	$1,510,262
MM Select T. Rowe Price Retirement 2005 Fund	-	5,592,378	-	508,615
MM Select T. Rowe Price Retirement 2010 Fund	-	79,912,977	-	3,016,760
MM Select T. Rowe Price Retirement 2015 Fund	-	51,615,751	-	1,450,574
MM Select T. Rowe Price Retirement 2020 Fund	-	486,906,401	-	11,277,091
MM Select T. Rowe Price Retirement 2025 Fund	-	222,963,319	-	3,750,910
MM Select T. Rowe Price Retirement 2030 Fund	-	699,432,608	-	11,855,781
MM Select T. Rowe Price Retirement 2035 Fund	-	199,162,976	-	3,663,375
MM Select T. Rowe Price Retirement 2040 Fund	-	520,824,526	-	6,966,078
MM Select T. Rowe Price Retirement 2045 Fund	-	168,966,235	-	1,931,213
MM Select T. Rowe Price Retirement 2050 Fund	-	291,445,011	-	3,841,164
MM Select T. Rowe Price Retirement 2055 Fund	-	81,672,667	-	1,938,199
MM Select T. Rowe Price Retirement 2060 Fund	-	7,303,553	-	1,067,923

53

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Period Ended March 31, 2018

	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class I*
Sold	67,999	$1,019,267
Issued as reinvestment of dividends	-	-
Redeemed	(720)	(10,760)

Net increase (decrease)	67,279	$1,008,507

MM Select T. Rowe Price Retirement Balanced Fund Class M5*
Sold	1,848,568	$27,727,376
Issued as reinvestment of dividends	-	-
Redeemed	(23,293)	(348,986)

Net increase (decrease)	1,825,275	$27,378,390

MM Select T. Rowe Price Retirement Balanced Fund Class M4*
Sold	1,056,588	$15,848,730
Issued as reinvestment of dividends	-	-
Redeemed	(22,298)	(333,962)

Net increase (decrease)	1,034,290	$15,514,768

MM Select T. Rowe Price Retirement Balanced Fund Class M3*
Sold	446,732	$6,700,958
Issued as reinvestment of dividends	-	-
Redeemed	(20,527)	(307,271)

Net increase (decrease)	426,205	$6,393,687

MM Select T. Rowe Price Retirement 2005 Fund Class I*
Sold	11,876	$178,139
Issued as reinvestment of dividends	-	-
Redeemed	(1,641)	(24,703)

Net increase (decrease)	10,235	$153,436

MM Select T. Rowe Price Retirement 2005 Fund Class M5*
Sold	221,218	$3,318,311
Issued as reinvestment of dividends	-	-
Redeemed	(11,247)	(168,305)

Net increase (decrease)	209,971	$3,150,006

MM Select T. Rowe Price Retirement 2005 Fund Class M4*
Sold	100,001	$1,499,119
Issued as reinvestment of dividends	-	-
Redeemed	(12,225)	(182,009)

Net increase (decrease)	87,776	$1,317,110

MM Select T. Rowe Price Retirement 2005 Fund Class M3*
Sold	36,357	$545,367
Issued as reinvestment of dividends	-	-
Redeemed	(1,189)	(17,731)

Net increase (decrease)	35,168	$527,636

54

Notes to Financial Statements (Unaudited) (Continued)

	Period Ended March 31, 2018

	Shares	Amount
MM Select T. Rowe Price Retirement 2010 Fund Class I*
Sold	429,600	$6,441,986
Issued as reinvestment of dividends	-	-
Redeemed	(5,065)	(75,832)

Net increase (decrease)	424,535	$6,366,154

MM Select T. Rowe Price Retirement 2010 Fund Class M5*
Sold	2,464,841	$36,971,356
Issued as reinvestment of dividends	-	-
Redeemed	(42,995)	(641,764)

Net increase (decrease)	2,421,846	$36,329,592

MM Select T. Rowe Price Retirement 2010 Fund Class M4*
Sold	1,414,717	$21,220,758
Issued as reinvestment of dividends	-	-
Redeemed	(51,425)	(769,999)

Net increase (decrease)	1,363,292	$20,450,759

MM Select T. Rowe Price Retirement 2010 Fund Class M3*
Sold	963,224	$14,448,237
Issued as reinvestment of dividends	-	-
Redeemed	(43,581)	(650,569)

Net increase (decrease)	919,643	$13,797,668

MM Select T. Rowe Price Retirement 2015 Fund Class I*
Sold	693,710	$10,405,697
Issued as reinvestment of dividends	-	-
Redeemed	(14,295)	(213,646)

Net increase (decrease)	679,415	$10,192,051

MM Select T. Rowe Price Retirement 2015 Fund Class M5*
Sold	1,374,096	$20,614,144
Issued as reinvestment of dividends	-	-
Redeemed	(37,734)	(564,650)

Net increase (decrease)	1,336,362	$20,049,494

MM Select T. Rowe Price Retirement 2015 Fund Class M4*
Sold	808,209	$12,118,515
Issued as reinvestment of dividends	-	-
Redeemed	(24,784)	(372,737)

Net increase (decrease)	783,425	$11,745,778

MM Select T. Rowe Price Retirement 2015 Fund Class M3*
Sold	562,183	$8,432,124
Issued as reinvestment of dividends	-	-
Redeemed	(13,286)	(198,573)

Net increase (decrease)	548,897	$8,233,551

MM Select T. Rowe Price Retirement 2020 Fund Class I*
Sold	3,094,323	$46,384,684
Issued as reinvestment of dividends	-	-
Redeemed	(75,432)	(1,126,848)

Net increase (decrease)	3,018,891	$45,257,836

55

Notes to Financial Statements (Unaudited) (Continued)

	Period Ended March 31, 2018

	Shares	Amount
MM Select T. Rowe Price Retirement 2020 Fund Class M5*
Sold	14,846,645	$222,694,170
Issued as reinvestment of dividends	-	-
Redeemed	(147,611)	(2,205,354)

Net increase (decrease)	14,699,034	$220,488,816

MM Select T. Rowe Price Retirement 2020 Fund Class M4*
Sold	9,076,668	$136,123,406
Issued as reinvestment of dividends	-	-
Redeemed	(185,563)	(2,775,425)

Net increase (decrease)	8,891,105	$133,347,981

MM Select T. Rowe Price Retirement 2020 Fund Class M3*
Sold	5,209,083	$78,133,581
Issued as reinvestment of dividends	-	-
Redeemed	(108,140)	(1,610,248)

Net increase (decrease)	5,100,943	$76,523,333

MM Select T. Rowe Price Retirement 2025 Fund Class I*
Sold	1,662,462	$24,936,315
Issued as reinvestment of dividends	-	-
Redeemed	(11,949)	(177,340)

Net increase (decrease)	1,650,513	$24,758,975

MM Select T. Rowe Price Retirement 2025 Fund Class M5*
Sold	7,204,511	$108,066,624
Issued as reinvestment of dividends	-	-
Redeemed	(98,558)	(1,472,795)

Net increase (decrease)	7,105,953	$106,593,829

MM Select T. Rowe Price Retirement 2025 Fund Class M4*
Sold	3,729,816	$55,936,310
Issued as reinvestment of dividends	-	-
Redeemed	(6,979)	(104,537)

Net increase (decrease)	3,722,837	$55,831,773

MM Select T. Rowe Price Retirement 2025 Fund Class M3*
Sold	2,164,585	$32,467,732
Issued as reinvestment of dividends	-	-
Redeemed	(26,945)	(402,490)

Net increase (decrease)	2,137,640	$32,065,242

MM Select T. Rowe Price Retirement 2030 Fund Class I*
Sold	3,909,697	$58,602,683
Issued as reinvestment of dividends	-	-
Redeemed	(28,726)	(429,570)

Net increase (decrease)	3,880,971	$58,173,113

MM Select T. Rowe Price Retirement 2030 Fund Class M5*
Sold	22,401,248	$336,019,487
Issued as reinvestment of dividends	-	-
Redeemed	(61,819)	(922,905)

Net increase (decrease)	22,339,429	$335,096,582

56

Notes to Financial Statements (Unaudited) (Continued)

	Period Ended March 31, 2018

	Shares	Amount
MM Select T. Rowe Price Retirement 2030 Fund Class M4*
Sold	12,228,475	$183,413,693
Issued as reinvestment of dividends	-	-
Redeemed	(161,170)	(2,406,079)

Net increase (decrease)	12,067,305	$181,007,614

MM Select T. Rowe Price Retirement 2030 Fund Class M3*
Sold	7,684,573	$115,266,757
Issued as reinvestment of dividends	-	-
Redeemed	(132,404)	(1,963,027)

Net increase (decrease)	7,552,169	$113,303,730

MM Select T. Rowe Price Retirement 2035 Fund Class I*
Sold	1,295,070	$19,425,288
Issued as reinvestment of dividends	-	-
Redeemed	(3,923)	(58,330)

Net increase (decrease)	1,291,147	$19,366,958

MM Select T. Rowe Price Retirement 2035 Fund Class M5*
Sold	6,326,263	$94,893,258
Issued as reinvestment of dividends	-	-
Redeemed	(53,535)	(797,990)

Net increase (decrease)	6,272,728	$94,095,268

MM Select T. Rowe Price Retirement 2035 Fund Class M4*
Sold	3,106,821	$46,565,157
Issued as reinvestment of dividends	-	-
Redeemed	(19,793)	(297,091)

Net increase (decrease)	3,087,028	$46,268,066

MM Select T. Rowe Price Retirement 2035 Fund Class M3*
Sold	2,462,356	$36,935,134
Issued as reinvestment of dividends	-	-
Redeemed	(74,079)	(1,111,717)

Net increase (decrease)	2,388,277	$35,823,417

MM Select T. Rowe Price Retirement 2040 Fund Class I*
Sold	2,751,753	$41,260,500
Issued as reinvestment of dividends	-	-
Redeemed	(41,036)	(615,747)

Net increase (decrease)	2,710,717	$40,644,753

MM Select T. Rowe Price Retirement 2040 Fund Class M5*
Sold	18,633,176	$279,488,695
Issued as reinvestment of dividends	-	-
Redeemed	(20,470)	(304,860)

Net increase (decrease)	18,612,706	$279,183,835

MM Select T. Rowe Price Retirement 2040 Fund Class M4*
Sold	8,125,376	$121,841,257
Issued as reinvestment of dividends	-	-
Redeemed	(55,046)	(826,891)

Net increase (decrease)	8,070,330	$121,014,366

57

Notes to Financial Statements (Unaudited) (Continued)

	Period Ended March 31, 2018

	Shares	Amount
MM Select T. Rowe Price Retirement 2040 Fund Class M3*
Sold	4,961,559	$74,419,478
Issued as reinvestment of dividends	-	-
Redeemed	(91,321)	(1,352,311)

Net increase (decrease)	4,870,238	$73,067,167

MM Select T. Rowe Price Retirement 2045 Fund Class I*
Sold	898,781	$13,480,953
Issued as reinvestment of dividends	-	-
Redeemed	(13,771)	(203,362)

Net increase (decrease)	885,010	$13,277,591

MM Select T. Rowe Price Retirement 2045 Fund Class M5*
Sold	5,738,116	$86,065,431
Issued as reinvestment of dividends	-	-
Redeemed	(44,073)	(659,170)

Net increase (decrease)	5,694,043	$85,406,261

MM Select T. Rowe Price Retirement 2045 Fund Class M4*
Sold	2,384,396	$35,752,987
Issued as reinvestment of dividends	-	-
Redeemed	(13,832)	(207,775)

Net increase (decrease)	2,370,564	$35,545,212

MM Select T. Rowe Price Retirement 2045 Fund Class M3*
Sold	2,208,993	$33,131,912
Issued as reinvestment of dividends	-	-
Redeemed	(17,476)	(262,426)

Net increase (decrease)	2,191,517	$32,869,486

MM Select T. Rowe Price Retirement 2050 Fund Class I*
Sold	1,202,877	$18,031,980
Issued as reinvestment of dividends	-	-
Redeemed	(2,585)	(38,774)

Net increase (decrease)	1,200,292	$17,993,206

MM Select T. Rowe Price Retirement 2050 Fund Class M5*
Sold	11,126,141	$166,889,601
Issued as reinvestment of dividends	-	-
Redeemed	(51,247)	(767,098)

Net increase (decrease)	11,074,894	$166,122,503

MM Select T. Rowe Price Retirement 2050 Fund Class M4*
Sold	4,431,065	$66,456,099
Issued as reinvestment of dividends	-	-
Redeemed	(51,872)	(776,168)

Net increase (decrease)	4,379,193	$65,679,931

MM Select T. Rowe Price Retirement 2050 Fund Class M3*
Sold	2,572,463	$38,573,562
Issued as reinvestment of dividends	-	-
Redeemed	(47,287)	(703,291)

Net increase (decrease)	2,525,176	$37,870,271

58

Notes to Financial Statements (Unaudited) (Continued)

	Period Ended March 31, 2018

	Shares	Amount
MM Select T. Rowe Price Retirement 2055 Fund Class I*
Sold	272,889	$4,092,492
Issued as reinvestment of dividends	-	-
Redeemed	(1,041)	(15,655)

Net increase (decrease)	271,848	$4,076,837

MM Select T. Rowe Price Retirement 2055 Fund Class M5*
Sold	3,346,100	$50,185,911
Issued as reinvestment of dividends	-	-
Redeemed	(12,286)	(184,437)

Net increase (decrease)	3,333,814	$50,001,474

MM Select T. Rowe Price Retirement 2055 Fund Class M4*
Sold	1,029,510	$15,433,092
Issued as reinvestment of dividends	-	-
Redeemed	(19,235)	(288,560)

Net increase (decrease)	1,010,275	$15,144,532

MM Select T. Rowe Price Retirement 2055 Fund Class M3*
Sold	800,602	$12,005,740
Issued as reinvestment of dividends	-	-
Redeemed	(95,343)	(1,429,311)

Net increase (decrease)	705,259	$10,576,429

MM Select T. Rowe Price Retirement 2060 Fund Class I*
Sold	41,889	$628,222
Issued as reinvestment of dividends	-	-
Redeemed	(10,354)	(154,026)

Net increase (decrease)	31,535	$474,196

MM Select T. Rowe Price Retirement 2060 Fund Class M5*
Sold	183,273	$2,750,342
Issued as reinvestment of dividends	-	-
Redeemed	(24,046)	(358,288)

Net increase (decrease)	159,227	$2,392,054

MM Select T. Rowe Price Retirement 2060 Fund Class M4*
Sold	187,890	$2,817,371
Issued as reinvestment of dividends	-	-
Redeemed	(21,812)	(329,239)

Net increase (decrease)	166,078	$2,488,132

MM Select T. Rowe Price Retirement 2060 Fund Class M3*
Sold	79,841	$1,198,084
Issued as reinvestment of dividends	-	-
Redeemed	(16,592)	(251,193)

Net increase (decrease)	63,249	$946,891

*	Fund commenced operations on February 16, 2018.

59

Notes to Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31 2018, no amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2018, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Retirement Balanced Fund	$50,235,737	$155,991	$(446,727)	$(290,736)
MM Select T. Rowe Price Retirement 2005 Fund	5,082,075	16,456	(43,107)	(26,651)
MM Select T. Rowe Price Retirement 2010 Fund	76,887,330	232,090	(740,350)	(508,260)
MM Select T. Rowe Price Retirement 2015 Fund	50,163,420	137,135	(557,058)	(419,923)
MM Select T. Rowe Price Retirement 2020 Fund	475,589,952	1,084,799	(6,150,205)	(5,065,406)
MM Select T. Rowe Price Retirement 2025 Fund	219,203,321	425,682	(3,193,464)	(2,767,782)
MM Select T. Rowe Price Retirement 2030 Fund	687,531,129	1,078,633	(11,031,452)	(9,952,819)
MM Select T. Rowe Price Retirement 2035 Fund	195,493,756	248,406	(3,353,983)	(3,105,577)
MM Select T. Rowe Price Retirement 2040 Fund	513,841,547	532,632	(9,326,270)	(8,793,638)
MM Select T. Rowe Price Retirement 2045 Fund	167,033,477	148,865	(3,112,468)	(2,963,603)
MM Select T. Rowe Price Retirement 2050 Fund	287,591,809	257,592	(5,353,476)	(5,095,884)
MM Select T. Rowe Price Retirement 2055 Fund	79,733,022	71,614	(1,475,567)	(1,403,953)
MM Select T. Rowe Price Retirement 2060 Fund	6,236,555	5,621	(117,768)	(112,147)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The Funds did not have any unrecognized tax benefits at March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

60

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2018, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$10,278,384	$(589,500)	$29,234	$(1,120)	$9,716,998	973,647	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,630,201	(44)	12,753	-	1,642,910	163,149	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	6,225,085	(176,434)	(116,518)	(1,544)	5,930,589	586,606	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	15,359,350	(291,078)	74,971	426	15,143,669	1,506,833	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	440,225	(8,150)	(5,383)	(80)	426,612	41,743	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	3,225,197	(90,352)	(8,928)	399	3,126,316	299,456	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	1,329,332	(24,353)	39,033	78	1,344,090	130,368	-	-
MM S&P 500 Index Fund, Class I	-	9,562,761	(228,823)	(293,402)	(131)	9,040,405	491,326	-	-

	$-	$48,050,535	$(1,408,734)	$(268,240)	$(1,972)	$46,371,589		$-	$-

MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$1,603,629	$(183,609)	$4,343	$(369)	$1,423,994	142,685	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	252,234	(85)	1,969	-	254,118	25,235	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	626,894	(54,072)	(10,812)	(742)	561,268	55,516	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	1,021,268	(81,051)	4,633	169	945,019	94,032	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	44,150	(3,462)	(496)	(45)	40,147	3,928	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	325,040	(27,956)	(863)	133	296,354	28,386	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	198,590	(15,551)	5,512	133	188,684	18,301	-	-
MM S&P 500 Index Fund, Class I	-	962,919	(78,361)	(27,481)	(966)	856,111	46,528	-	-

	$-	$5,034,724	$(444,147)	$(23,195)	$(1,687)	$4,565,695		$-	$-

MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$21,662,643	$(1,364,347)	$61,082	$(2,348)	$20,357,030	2,039,783	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	3,386,305	(10,400)	26,532	(30)	3,402,407	337,876	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	10,221,224	(341,182)	(190,445)	(4,061)	9,685,536	958,015	-	-

61

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2010 Fund (Continued)
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	$-	$12,619,561	$(319,482)	$61,207	$494	$12,361,780	1,230,028	$-	$-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	717,649	(17,821)	(8,730)	(226)	690,872	67,600	-	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	-	5,307,667	(192,783)	(14,637)	(157)	5,100,090	488,514	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	2,858,700	(70,089)	83,269	330	2,872,210	278,585	-	-
MM S&P 500 Index Fund, Class I	-	15,694,522	(438,159)	(479,459)	(2,914)	14,773,990	802,934	-	-

	$-	$72,468,271	$(2,754,263)	$(461,181)	$(8,912)	$69,243,915		$-	$-

MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$12,660,582	$(641,177)	$37,642	$(879)	$12,056,168	1,208,033	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,895,677	(1,402)	14,818	(4)	1,909,089	189,582	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	7,826,742	(170,155)	(147,177)	(1,491)	7,507,919	742,623	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	3,004,439	(81,134)	(84,516)	94	2,838,883	279,693	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	6,367,874	(98,697)	31,096	175	6,300,448	626,910	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	549,986	(8,452)	(6,664)	(98)	534,772	52,326	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	4,058,359	(92,252)	(12,127)	167	3,954,147	378,750	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	1,841,262	(27,602)	53,580	138	1,867,378	181,123	-	-
MM S&P 500 Index Fund, Class I	-	9,003,377	(159,322)	(279,739)	138	8,564,454	465,459	-	-

	$-	$47,208,298	$(1,280,193)	$(393,087)	$(1,760)	$45,533,258		$-	$-

MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$104,205,857	$(4,819,090)	$298,551	$(8,089)	$99,677,229	9,987,698	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	14,959,044	(13,830)	119,681	(33)	15,064,862	1,496,014	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	89,390,055	(1,532,081)	(1,682,326)	(16,051)	86,159,597	8,522,215	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	57,665,496	(1,102,471)	(1,608,711)	(3,925)	54,950,389	5,413,831	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	36,044,499	(379,432)	176,682	412	35,842,161	3,566,384	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	6,294,632	(65,350)	(77,155)	(912)	6,151,215	601,880	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	46,276,004	(858,033)	(129,339)	(2,892)	45,285,740	4,337,715	-	-

62

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2020 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$-	$16,844,493	$(169,241)	$489,885	$48	$17,165,185	1,664,906	$-	$-
MM S&P 500 Index Fund, Class I	-	79,242,472	(1,163,282)	(2,441,006)	(4,510)	75,633,674	4,110,526	-	-

	$-	$450,922,552	$(10,102,810)	$(4,853,738)	$(35,952)	$435,930,052		$-	$-

MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$41,400,771	$(1,662,331)	$121,327	$(2,543)	$39,857,224	3,993,710	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	5,635,401	-	45,143	-	5,680,544	564,106	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	46,690,091	(518,442)	(884,998)	(4,956)	45,281,695	4,478,902	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	41,064,590	(539,768)	(1,164,928)	(651)	39,359,243	3,877,758	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	8,813,472	(46,437)	43,464	71	8,810,570	876,674	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	3,282,134	(17,066)	(40,426)	(220)	3,224,422	315,501	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	24,123,343	(276,191)	(72,348)	(147)	23,774,657	2,277,266	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	7,305,740	(37,265)	215,748	93	7,484,316	725,928	-	-
MM S&P 500 Index Fund, Class I	-	30,380,022	(258,928)	(948,993)	286	29,172,387	1,585,456	-	-

	$-	$208,695,564	$(3,356,428)	$(2,686,011)	$(8,067)	$202,645,058		$-	$-

MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$103,353,748	$(4,244,205)	$299,688	$(5,483)	$99,403,748	9,960,295	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	13,305,598	(1,918)	106,536	(6)	13,410,210	1,331,699	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	164,515,037	(1,819,188)	(3,124,875)	(22,902)	159,548,072	15,781,214	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	173,084,123	(2,628,824)	(4,877,876)	(2,813)	165,574,610	16,312,769	-	-
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	-	13,831,294	(81,516)	68,257	162	13,818,197	1,374,945	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	11,547,286	(67,270)	(142,701)	(1,156)	11,336,159	1,109,213	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	84,916,767	(1,022,324)	(244,146)	(6,084)	83,644,213	8,011,898	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	20,260,177	(115,806)	604,152	1,040	20,749,563	2,012,567	-	-
MM S&P 500 Index Fund, Class I	-	78,278,667	(458,594)	(2,446,244)	(5,060)	75,368,769	4,096,129	-	-

	$-	$663,092,697	$(10,439,645)	$(9,757,209)	$(42,302)	$642,853,541		$-	$-

63

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$23,696,402	$(968,851)	$69,256	$(1,354)	$22,795,453	2,284,113	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	2,787,551	(35,000)	22,048	174	2,774,773	275,548	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	51,016,368	(642,088)	(956,599)	(6,746)	49,410,935	4,887,333	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	59,695,326	(1,006,875)	(1,672,133)	2,789	57,019,107	5,617,646	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	3,563,675	(25,801)	(43,328)	(289)	3,494,257	341,904	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	26,303,965	(325,352)	(76,355)	875	25,903,133	2,481,143	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	5,226,130	(37,268)	157,101	152	5,346,115	518,537	-	-
MM S&P 500 Index Fund, Class I	-	18,172,925	(131,585)	(563,683)	(426)	17,477,231	949,850	-	-

	$-	$190,462,342	$(3,172,820)	$(3,063,693)	$(4,825)	$184,221,004		$-	$-

MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$45,545,951	$(1,633,332)	$133,072	$(1,669)	$44,044,022	4,413,229	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	4,672,633	(125,000)	36,425	623	4,584,681	455,281	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	141,842,312	(1,067,965)	(2,692,854)	(11,542)	138,069,951	13,656,771	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	178,866,900	(2,170,101)	(5,048,787)	2,250	171,650,262	16,911,356	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	9,894,181	(29,339)	(122,237)	(469)	9,742,136	953,242	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	73,123,728	(581,741)	(210,481)	(2,848)	72,328,658	6,928,032	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	11,911,144	(34,562)	363,135	297	12,240,014	1,187,198	-	-
MM S&P 500 Index Fund, Class I	-	37,669,052	(111,519)	(1,178,582)	(1,161)	36,377,790	1,977,054	-	-

	$-	$503,525,901	$(5,753,559)	$(8,720,309)	$(14,519)	$489,037,514		$-	$-

MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$12,096,688	$(373,776)	$35,763	$(392)	$11,758,283	1,178,185	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,132,236	(36,111)	8,779	171	1,105,075	109,739	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	47,409,406	(293,030)	(899,805)	(2,047)	46,214,524	4,571,170	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	61,497,381	(656,380)	(1,741,049)	1,999	59,101,951	5,822,852	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	3,313,354	(6,541)	(40,827)	(62)	3,265,924	319,562	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	24,431,685	(148,237)	(71,714)	(471)	24,211,263	2,319,087	-	-

64

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund (Continued)
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	$-	$3,405,958	$(6,140)	$104,323	$9	$3,504,150	339,879	$-	$-
MM S&P 500 Index Fund, Class I	-	10,876,521	(21,428)	(340,780)	(8)	10,514,305	571,430	-	-

	$-	$164,163,229	$(1,541,643)	$(2,945,310)	$(801)	$159,675,475		$-	$-

MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$20,874,260	$(586,249)	$61,734	$(695)	$20,349,050	2,038,983	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	1,952,116	(31,500)	15,384	157	1,936,157	192,270	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	81,815,171	(688,827)	(1,547,307)	(8,887)	79,570,150	7,870,440	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	106,121,744	(1,367,132)	(2,994,285)	1,072	101,761,399	10,025,754	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	5,717,625	(23,830)	(70,307)	(406)	5,623,082	550,204	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	42,160,007	(350,643)	(124,002)	(1,426)	41,683,936	3,992,714	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	5,904,931	(24,073)	180,474	83	6,061,415	587,916	-	-
MM S&P 500 Index Fund, Class I	-	18,768,863	(78,023)	(586,063)	(712)	18,104,065	983,917	-	-

	$-	$283,314,717	$(3,150,277)	$(5,064,372)	$(10,814)	$275,089,254		$-	$-

MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$5,850,829	$(212,571)	$17,325	$(386)	$5,655,197	566,653	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	541,538	(15,000)	4,218	75	530,831	52,714	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	22,922,068	(429,017)	(424,968)	(4,275)	22,063,808	2,182,375	-	-
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	-	29,747,324	(708,907)	(827,245)	2,545	28,213,717	2,779,677	-	-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	1,602,732	(24,195)	(19,219)	(211)	1,559,107	152,554	-	-
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	-	11,818,050	(228,335)	(33,797)	1,212	11,557,130	1,107,005	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	1,656,320	(24,441)	50,071	7	1,681,957	163,138	-	-
MM S&P 500 Index Fund, Class I	-	5,260,990	(79,218)	(161,726)	(39)	5,020,007	272,826	-	-

	$-	$79,399,851	$(1,721,684)	$(1,395,341)	$(1,072)	$76,281,754		$-	$-

MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$-	$523,395	$(82,935)	$1,508	$(185)	$441,783	44,267	$-	$-
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I	-	42,094	-	331	-	42,425	4,213	-	-
MassMutual Select T. Rowe Price International Equity Fund, Class I	-	2,049,443	(291,521)	(30,810)	(3,082)	1,724,030	170,527	-	-

65

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund (Continued)
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	$-	$2,664,650	$(393,878)	$(67,843)	$2,643	$2,205,572	217,298	$-	$-
MassMutual Select T. Rowe Price Real Assets Fund, Class I	-	143,575	(20,151)	(1,305)	(245)	121,874	11,925	-	-
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	-	1,058,652	(151,028)	(4,289)	1,611	904,946	86,681	-	-
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, Class I	-	147,966	(20,356)	3,782	116	131,508	12,755	-	-
MM S&P 500 Index Fund, Class I	-	471,047	(65,979)	(12,801)	68	392,335	21,323	-	-

	$-	$7,100,822	$(1,025,848)	$(111,427)	$926	$5,964,473		$-	$-

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

66

Other Information (Unaudited)Trustees

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in September 2017, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved the advisory agreements (“New Fund Advisory Agreements”) for the MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (together, the “New Funds”), and the subadvisory agreements (“New Fund Subadvisory Agreements”) for each of the New Funds with T. Rowe Price Associates, Inc. (“T. Rowe Price”) (together with the New Fund Advisory Agreements, the “New Fund Agreements”), subject to approval by the shareholders of the New Funds of the New Fund Agreements. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Fund Agreements (the “September Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the New Fund Advisory Agreements, the Independent Trustees considered the September Materials and information discussed with representatives of MML Advisers at the meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the New Funds. In reviewing the New Fund Advisory Agreements, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Funds, including (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the ability of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Funds; (iii) MML Advisers’ ability to provide investment oversight, administrative, and shareholder services to the New Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the New Funds and the needs of the New Funds for administrative and shareholder services.

The Independent Trustees also reviewed and considered information included in the September Materials or discussed at the meeting concerning the possible economies of scale and potential profitability of MML Advisers’ advisory relationship with the New Funds. The discussions and consideration included the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the New Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the New Funds, and benefits accruing to the subadviser due to so-called “soft-dollar arrangements.”

In reviewing the New Fund Subadvisory Agreements, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) T. Rowe Price and its personnel with responsibilities for providing services to the New Funds; (ii) the terms of the New Fund Subadvisory Agreements; (iii) the scope and quality of services that

67

Other Information (Unaudited)Trustees (Continued)

T. Rowe Price will provide under each New Fund Subadvisory Agreement; (iv) the historical investment performance track records of T. Rowe Price; and (v) the fees payable to T. Rowe Price by MML Advisers for each New Fund, as applicable, and the effect of such fees on the profitability to MML Advisers.

Prior to the votes being taken to approve the New Fund Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Fund Agreements, including the anticipated level of MML Advisers’ oversight of the New Funds and the subadvisory process; (ii) MML Advisers’ projected levels of profitability from its relationship to the New Funds was not excessive and the advisory and subadvisory fee amounts under the New Fund Advisory Agreements and New Fund Subadvisory Agreements, respectively, and the New Funds’ total expenses were fair and reasonable; (iii) the investment process, research capability, and philosophy of T. Rowe Price appeared well suited to the New Funds, as applicable, given their investment objectives and policies; and (iv) the terms of the New Fund Agreements were fair and reasonable with respect to each New Fund and were in the best interest of each such Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve each New Fund Agreement.

Each of the New Fund Agreements became effective on January 10, 2018.

68

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2018:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement Balanced Fund
Class I	$1,000	0.00%	$994.70	$0.00	$1,024.70	$0.00
Class M5	1,000	0.15%	994.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	994.00	0.46	1,022.70	1.99
Class M3	1,000	0.65%	994.00	0.75	1,021.50	3.24
MM Select T. Rowe Price Retirement 2005 Fund
Class I	1,000	0.00%	994.70	0.00	1,024.70	0.00
Class M5	1,000	0.15%	994.70	0.17	1,023.90	0.75
Class M4	1,000	0.40%	994.70	0.46	1,022.70	1.99
Class M3	1,000	0.65%	994.00	0.75	1,021.50	3.24

69

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2010 Fund
Class I	$1,000	0.00%	$993.30	$0.00	$1,024.70	$0.00
Class M5	1,000	0.15%	993.30	0.17	1,023.90	0.75
Class M4	1,000	0.40%	993.30	0.46	1,022.70	1.99
Class M3	1,000	0.65%	992.70	0.75	1,021.50	3.24
MM Select T. Rowe Price Retirement 2015 Fund
Class I	1,000	0.00%	992.00	0.00	1,024.70	0.00
Class M5	1,000	0.15%	992.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	991.30	0.46	1,022.70	1.99
Class M3	1,000	0.65%	991.30	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2020 Fund
Class I	1,000	0.00%	989.30	0.00	1,024.70	0.00
Class M5	1,000	0.15%	989.30	0.17	1,023.90	0.75
Class M4	1,000	0.40%	989.30	0.46	1,022.70	1.99
Class M3	1,000	0.65%	988.70	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2025 Fund
Class I	1,000	0.00%	987.30	0.00	1,024.70	0.00
Class M5	1,000	0.15%	987.30	0.17	1,023.90	0.75
Class M4	1,000	0.40%	987.30	0.46	1,022.70	1.99
Class M3	1,000	0.65%	986.70	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2030 Fund
Class I	1,000	0.00%	985.30	0.00	1,024.70	0.00
Class M5	1,000	0.15%	985.30	0.17	1,023.90	0.75
Class M4	1,000	0.40%	985.30	0.46	1,022.70	1.99
Class M3	1,000	0.65%	984.70	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2035 Fund
Class I	1,000	0.00%	984.00	0.00	1,024.70	0.00
Class M5	1,000	0.15%	984.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	983.30	0.46	1,022.70	1.99
Class M3	1,000	0.65%	983.30	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2040 Fund
Class I	1,000	0.00%	982.70	0.00	1,024.70	0.00
Class M5	1,000	0.15%	982.70	0.17	1,023.90	0.75
Class M4	1,000	0.40%	982.70	0.46	1,022.70	1.99
Class M3	1,000	0.65%	982.00	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2045 Fund
Class I	1,000	0.00%	982.00	0.00	1,024.70	0.00
Class M5	1,000	0.15%	982.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	982.00	0.46	1,022.70	1.99
Class M3	1,000	0.65%	981.30	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2050 Fund
Class I	1,000	0.00%	982.00	0.00	1,024.70	0.00
Class M5	1,000	0.15%	982.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	982.00	0.46	1,022.70	1.99
Class M3	1,000	0.65%	981.30	0.74	1,021.50	3.24

70

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Retirement 2055 Fund
Class I	$1,000	0.00%	$982.00	$0.00	$1,024.70	$0.00
Class M5	1,000	0.15%	982.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	982.00	0.46	1,022.70	1.99
Class M3	1,000	0.65%	981.30	0.74	1,021.50	3.24
MM Select T. Rowe Price Retirement 2060 Fund
Class I	1,000	0.00%	982.70	0.00	1,024.70	0.00
Class M5	1,000	0.15%	982.00	0.17	1,023.90	0.75
Class M4	1,000	0.40%	982.00	0.46	1,022.70	1.99
Class M3	1,000	0.65%	982.00	0.74	1,021.50	3.24

*	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on February 16, 2018, through March 31, 2018, multiplied by 42 days in the inception period and divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended March 31, 2018, multiplied by 180 days in the six month period and divided by 365 days in the year.

71

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44652-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MM Select Bond and Income Asset Fund, MM Select Equity Asset Fund, and MassMutual Select T. Rowe Price Funds, each a Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MM Select Funds and MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

March 31, 2018

Welcome to the MM Select Bond and Income Asset Fund, MM Select Equity Asset Fund, and MassMutual Select T. Rowe Price Funds, each a Series of the MassMutual Select Funds, Semiannual Report, covering the six months ended March 31, 2018.

Market Highlights

•	During the period, U.S. stocks enjoyed moderately positive performance, while encountering increased volatility.

•	Economic data throughout the period pointed to a synchronized global growth environment.

•	Foreign stocks in developed markets trailed U.S. stock returns for the period, while foreign stocks in emerging markets beat domestic broad market indexes.

•	U.S. bonds continued to face headwinds, as the Federal Reserve Board the “Fed” increased short-term rates and had a change in leadership.

Market Commentary

For the six-month period, beginning October 1, 2017, equity investors enjoyed moderately positive returns. U.S. stocks continued to rise sharply at the start of the period, but encountered increased volatility toward the end of the first quarter of 2018. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the quarter ended March 31, 2018, after hitting record highs in January.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times!

Several factors contributed to this market volatility. While global economic data provided investors with some confidence in a synchronized global growth environment, wage growth in the U.S. triggered the first major sell-off in domestic markets, as investors sought to balance the likelihood of continued growth against the Fed’s intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Political turbulence also contributed, as investors tried to make sense of reduced taxes, increasing federal debt limits, and tariffs imposed by the Trump administration. Lastly, scrutiny concerning revelations about how social media companies use data, and in particular, how Facebook had allowed customer data to be mined undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs.

As a result, the broad market S&P 500 delivered only a modest 4.60% return for the period. The technology-heavy NASDAQ Composite Index managed to grow 8.03%, even with the late period sell-offs. Headlines followed the skyrocketing Dow through the six months, as it peaked to record heights and then dropped – ultimately providing a 7.04% return for the period. Small- and mid-cap stocks underperformed their larger peers and growth stocks widely outperformed their value peers during the period.

The market sell-offs during the last months of the period affected all sectors broadly. The information technology and consumer discretionary sectors held onto earlier gains and managed to end the period with positive returns. The financials and industrials sectors also delivered modest

1

MM Select Funds and MassMutual Select T. Rowe Price Funds – President’s Letter to Shareholders (Unaudited) (Continued)

positive returns. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and utilities lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, returning a modest 1.42% gain for the six months. Though developed markets participated in the synchronized global growth environment noted above, they lagged under the weight of sell-offs in the U.S. markets. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a 7.49% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes and a change in leadership. Meeting for the first time under new Chairman, Jerome Powell, the Federal Open Market Committee raised the target range for the federal funds rate by a quarter point to 1.50-1.75% during its March 2018 meeting. While this was in line with market expectations, it was also the second hike during the reporting period – totaling four hikes in one year. They also projected a steeper path of increases in 2019 and 2020 as economic outlooks continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields spiked, with the 10-year U.S. Treasury bond ending the period at 2.74% after surging as high as 2.93%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.46%. Investment-grade and high-yield corporate bonds fared no better in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period down 4.05%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, but still ended the period down 0.86%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/2018 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

2

MM Select Bond and Income Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Select Bond and Income Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long term total return by investing primarily in a diversified portfolio of debt securities and money market instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other income-producing assets. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Select Bond and Income Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

U.S. Treasury Obligations	91.2%
Sovereign Debt Obligations	8.1%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

3

MM Select Equity Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Select Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long term total return by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in domestic and foreign equity securities. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Select Equity Asset Fund Largest Holdings (% of Net Assets) on 3/31/18

Apple, Inc.	1.7%
Microsoft Corp.	1.4%
Amazon.com, Inc.	1.2%
Berkshire Hathaway, Inc. Class B	0.8%
JP Morgan Chase & Co.	0.8%
Facebook, Inc. Class A	0.8%
Johnson & Johnson	0.7%
Exxon Mobil Corp.	0.6%
Alphabet, Inc. Class C	0.6%
Alphabet, Inc. Class A	0.6%

9.2%

MM Select Equity Asset Fund Sector Table (% of Net Assets) on 3/31/18

Financial	26.8%
Consumer, Non-cyclical	18.7%
Technology	10.6%
Industrial	10.4%
Communications	10.2%
Consumer, Cyclical	9.5%
Energy	5.4%
Basic Materials	4.0%
Utilities	2.7%
Mutual Funds	2.1%
Diversified	0.3%
U.S. Treasury Bills	0.1%

Total Long-Term Investments	100.8%
Short-Term Investments and Other Assets and Liabilities	(0.8)%

Net Assets	100.0%

4

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Bond Asset Fund, and who is the Fund’s subadviser?

The Fund seeks a regular level of income consistent with the preservation of capital over time. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund’s investments may include, but are not limited to, obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, U.S. and non-U.S. dollar denominated foreign securities (including securities of emerging market issuers), mortgage- and asset-backed securities, Treasury inflation protected securities, and bank loans (which represent interests in amounts loaned to companies by banks and other lenders). The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Bond Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Corporate Debt	33.9%
U.S. Government Agency Obligations and Instrumentalities	20.7%
Non-U.S. Government Agency Obligations	15.0%
U.S. Treasury Obligations	13.4%
Sovereign Debt Obligations	9.1%
Bank Loans	2.6%
Mutual Funds	0.3%
Purchased Options	0.0%

Total Long-Term Investments	95.0%
Short-Term Investments and Other Assets and Liabilities	5.0%

Net Assets	100.0%

5

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries (including so-called “frontier markets”). The Fund relies on a classification by either J.P. Morgan or the International Monetary Fund to determine which countries are considered emerging markets. The Fund normally will invest in at least three countries. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Emerging Markets Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Sovereign Debt Obligations	56.7%
Corporate Debt	39.1%
U.S. Treasury Obligations	0.1%

Total Long-Term Investments	95.9%
Short-Term Investments and Other Assets and Liabilities	4.1%

Net Assets	100.0%

6

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Large Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation through investments in common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Large Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/18

Microsoft Corp.	4.6%
Amazon.com, Inc.	3.4%
Booking Holdings, Inc.	2.9%
JP Morgan Chase & Co.	2.8%
The Boeing Co.	2.6%
Tyson Foods, Inc. Class A	2.1%
Philip Morris International, Inc.	2.0%
Facebook, Inc. Class A	1.8%
Morgan Stanley	1.7%
Crown Castle International Corp.	1.6%

25.5%

MassMutual Select T. Rowe Price Large Cap Blend Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	20.5%
Financial	20.4%
Communications	16.5%
Technology	14.3%
Industrial	8.8%
Consumer, Cyclical	7.3%
Utilities	4.5%
Energy	4.0%
Basic Materials	2.1%
Mutual Funds	0.1%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

7

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a level of income that is consistent with the current rate of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund invests in a diversified portfolio of short- and intermediate-term investment-grade bonds. The Fund’s investments may include inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed, and asset-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

U.S. Treasury Obligations	71.7%
Corporate Debt	15.7%
Non-U.S. Government Agency Obligations	7.4%
U.S. Government Agency Obligations and Instrumentalities	2.8%
Sovereign Debt Obligations	1.5%
Purchased Options	0.0%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

8

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Real Assets Fund, and who is the Fund’s subadviser?

The Fund seeks to provide long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Real Assets Fund Largest Holdings (% of Net Assets) on 3/31/18

Prologis, Inc.	2.5%
Equity Residential	2.3%
AvalonBay Communities, Inc.	2.2%
Rio Tinto PLC	1.9%
GGP, Inc.	1.7%
SL Green Realty Corp.	1.6%
Essex Property Trust, Inc.	1.6%
Simon Property Group, Inc.	1.5%
Glencore PLC	1.5%
Randgold Resources Ltd.	1.5%

18.3%

MassMutual Select T. Rowe Price Real Assets Fund Sector Table (% of Net Assets) on 3/31/18

Financial	43.7%
Basic Materials	32.4%
Energy	12.8%
Industrial	3.7%
Utilities	2.4%
Consumer, Cyclical	0.6%
Consumer, Non-cyclical	0.5%
Diversified	0.1%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

9

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Largest Holdings (% of Net Assets) on 3/31/18

Textron, Inc.	1.3%
Cboe Global Markets, Inc.	0.8%
Vail Resorts, Inc.	0.8%
Roper Technologies, Inc.	0.7%
Hologic, Inc.	0.7%
Waste Connections, Inc.	0.7%
Fifth Third Bancorp	0.7%
FirstEnergy Corp.	0.7%
Bunge Ltd.	0.6%
C.H. Robinson Worldwide, Inc.	0.6%

7.6%

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	24.1%
Financial	19.5%
Industrial	16.1%
Consumer, Cyclical	10.3%
Technology	8.5%
Communications	5.6%
Energy	4.0%
Basic Materials	3.8%
Utilities	3.3%
Mutual Funds	0.2%
Diversified	0.1%

Total Long-Term Investments	95.5%
Short-Term Investments and Other Assets and Liabilities	4.5%

Net Assets	100.0%

10

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, and who is the Fund’s subadviser?

The Fund seeks a high level of income consistent with capital preservation. Under normal circumstances, the Fund invests at least 85% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government and in repurchase agreements on U.S. Treasury securities. The Fund is subadvised by T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

U.S. Treasury Obligations	95.8%
U.S. Government Agency Obligations and Instrumentalities	2.4%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

11

MM Select Bond and Income Asset Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%

SOVEREIGN DEBT OBLIGATIONS — 8.1%
Bundesobligation EUR (a) (b) 0.010% 4/17/20	300,000	$373,638
Bundesobligation EUR (a) (b) 0.010% 4/09/21	300,000	374,333
Bundesobligation EUR (a) (b) 0.010% 10/08/21	175,000	218,185
Bundesobligation EUR (a) (b) 0.010% 4/08/22	100,000	124,495
Bundesobligation EUR (a) (b) 0.250% 10/16/20	100,000	125,551
Bundesobligation EUR (a) (b) 0.500% 4/12/19	150,000	186,808
Bundesrepublik Deutschland EUR (a) (b) 0.010% 9/13/19	200,000	248,428
Bundesrepublik Deutschland EUR (a) (b) 0.010% 8/15/26	150,000	179,769
Bundesrepublik Deutschland EUR (a) (b) 0.250% 2/15/27	125,000	152,200
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/25	125,000	157,632
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/26	150,000	188,147
Bundesrepublik Deutschland EUR (a) (b) 0.500% 8/15/27	175,000	216,640
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/24	100,000	130,281
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/25	100,000	130,350
Bundesrepublik Deutschland EUR (a) (b) 1.250% 8/15/48	30,000	37,815
Bundesrepublik Deutschland EUR (a) (b) 1.500% 9/04/22	100,000	132,556
Bundesrepublik Deutschland EUR (a) (b) 1.500% 2/15/23	125,000	166,354
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/23	100,000	133,246
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/24	50,000	67,006
Bundesrepublik Deutschland EUR (a) (b) 1.750% 7/04/22	100,000	133,692
Bundesrepublik Deutschland EUR (a) (b) 1.750% 2/15/24	100,000	135,647
Bundesrepublik Deutschland EUR (a) (b) 2.500% 7/04/44	100,000	162,401
Bundesrepublik Deutschland EUR (a) (b) 2.500% 8/15/46	95,000	156,251
Bundesrepublik Deutschland EUR (a) (b) 3.250% 7/04/42	75,000	135,875

	Principal Amount	Value
Bundesrepublik Deutschland EUR (a) (b) 4.000% 1/04/37	100,000	$188,571
Bundesrepublik Deutschland EUR (a) (b) 4.250% 7/04/39	40,000	80,231
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/34	100,000	196,570
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/40	75,000	161,674
Bundesrepublik Deutschland EUR (a) (b) 5.500% 1/04/31	75,000	147,098
Bundesrepublik Deutschland EUR (a) (b) 5.625% 1/04/28	25,000	45,978
Bundesrepublik Deutschland EUR (a) (b) 6.250% 1/04/30	50,000	101,274
Bundesrepublik Deutschland Bundesanleihe EUR (a) (b) 0.500% 2/15/28	110,000	135,444
Bundesrepublik Deutschland Bundesanleihe EUR (a) (b) 2.000% 8/15/23	100,000	136,759
Bundesschatzanweisungen EUR (a) (b) 0.010% 12/13/19	150,000	186,591
Bundesschatzanweisungen EUR (a) (b) 0.010% 3/13/20	60,000	74,707
France Government Bond OAT EUR (a) (b) 0.010% 2/25/20	300,000	372,663
France Government Bond OAT EUR (a) (b) 0.010% 5/25/20	200,000	248,620
France Government Bond OAT EUR (a) (b) 0.010% 5/25/21	300,000	372,847
France Government Bond OAT EUR (a) (b) 0.010% 5/25/22	150,000	185,701
France Government Bond OAT EUR (a) (b) 0.010% 3/25/23	100,000	122,986
France Government Bond OAT EUR (a) (b) 0.250% 11/25/20	100,000	125,152
France Government Bond OAT EUR (a) (b) 0.250% 11/25/26	50,000	60,143
France Government Bond OAT EUR (a) (b) 0.500% 11/25/19	100,000	125,223
France Government Bond OAT EUR (a) (b) 0.500% 5/25/25	175,000	218,201
France Government Bond OAT EUR (a) (b) 0.500% 5/25/26	175,000	216,274
France Government Bond OAT EUR (a) (b) 0.750% 5/25/28	130,000	160,470
France Government Bond OAT EUR (a) (b) 1.000% 5/25/19	100,000	125,264
France Government Bond OAT EUR (a) (b) 1.000% 11/25/25	140,000	180,359
France Government Bond OAT EUR (a) (b) 1.000% 5/25/27	100,000	127,558

The accompanying notes are an integral part of the financial statements.

12

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
France Government Bond OAT EUR (a) (b) (c) 1.250% 5/25/36	110,000	$135,997
France Government Bond OAT EUR (a) (b) 1.500% 5/25/31	150,000	197,027
France Government Bond OAT EUR (a) (b) 1.750% 5/25/23	225,000	301,750
France Government Bond OAT EUR (a) (b) 1.750% 11/25/24	50,000	67,674
France Government Bond OAT EUR (a) (b) (c) 1.750% 6/25/39	30,000	39,827
France Government Bond OAT EUR (a) (b) (c) 1.750% 5/25/66	85,000	105,671
France Government Bond OAT EUR (a) (b) 2.250% 10/25/22	175,000	238,480
France Government Bond OAT EUR (a) (b) 2.250% 5/25/24	50,000	69,424
France Government Bond OAT EUR (a) (b) 2.500% 5/25/30	150,000	219,318
France Government Bond OAT EUR (a) (b) 2.750% 10/25/27	50,000	73,794
France Government Bond OAT EUR (a) (b) 3.000% 4/25/22	100,000	139,031
France Government Bond OAT EUR (a) (b) 3.250% 5/25/45	125,000	214,796
France Government Bond OAT EUR (a) (b) 3.500% 4/25/26	100,000	153,486
France Government Bond OAT EUR (a) (b) 4.000% 10/25/38	75,000	138,300
France Government Bond OAT EUR (a) (b) 4.500% 4/25/41	100,000	200,521
France Government Bond OAT EUR (a) (b) 4.750% 4/25/35	110,000	212,381
France Government Bond OAT EUR (a) (b) 5.750% 10/25/32	50,000	101,518
French Republic Government Bond OAT EUR (a) (b) 0.010% 2/25/21	50,000	62,146

	Principal Amount	Value
French Republic Government Bond OAT EUR (a) (b) (c) 2.000% 5/25/48	50,000	$67,951
Japan Government Five Year Bond JPY (a) 0.100% 9/20/19	10,000,000	94,299
Japan Government Five Year Bond JPY (a) 0.100% 12/20/19	10,000,000	94,358
Japan Government Five Year Bond JPY (a) 0.100% 3/20/20	15,000,000	141,625
Japan Government Five Year Bond JPY (a) 0.100% 6/20/20	10,000,000	94,460
Japan Government Five Year Bond JPY (a) 0.100% 9/20/20	15,000,000	141,755
Japan Government Five Year Bond JPY (a) 0.100% 12/20/20	10,000,000	94,545
Japan Government Five Year Bond JPY (a) 0.100% 3/20/21	11,000,000	104,063
Japan Government Five Year Bond JPY (a) 0.100% 6/20/21	9,000,000	85,187
Japan Government Five Year Bond JPY (a) 0.100% 9/20/21	10,000,000	94,692
Japan Government Five Year Bond JPY (a) 0.100% 6/20/22	10,000,000	94,800
Japan Government Five Year Bond JPY (a) 0.100% 12/20/22	5,000,000	47,459
Japan Government Five Year Bond JPY (a) 0.100% 3/20/23	4,000,000	37,972
Japan Government Five Year Bond JPY (a) 0.200% 9/20/19	10,000,000	94,437
Japan Government Forty Year Bond JPY (a) 0.400% 3/20/56	5,000,000	39,874
Japan Government Forty Year Bond JPY (a) 2.200% 3/20/51	5,000,000	66,155
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/26	5,000,000	47,492
Japan Government Ten Year Bond JPY (a) 0.100% 6/20/26	5,000,000	47,476
Japan Government Ten Year Bond JPY (a) 0.100% 9/20/26	3,000,000	28,470
Japan Government Ten Year Bond JPY (a) 0.100% 12/20/26	5,000,000	47,423
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/27	5,000,000	47,418
Japan Government Ten Year Bond JPY (a) 0.100% 6/20/27	5,000,000	47,378
Japan Government Ten Year Bond JPY (a) 0.100% 9/20/27	5,000,000	47,398
Japan Government Ten Year Bond JPY (a) 0.100% 12/20/27	5,000,000	47,320
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/28	3,000,000	28,363

The accompanying notes are an integral part of the financial statements.

13

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Ten Year Bond JPY (a) 0.300% 12/20/24	5,000,000	$48,180
Japan Government Ten Year Bond JPY (a) 0.300% 12/20/25	5,000,000	48,259
Japan Government Ten Year Bond JPY (a) 0.400% 3/20/25	10,000,000	97,049
Japan Government Ten Year Bond JPY (a) 0.400% 6/20/25	5,000,000	48,562
Japan Government Ten Year Bond JPY (a) 0.400% 9/20/25	10,000,000	97,139
Japan Government Ten Year Bond JPY (a) 0.500% 9/20/24	5,000,000	48,748
Japan Government Ten Year Bond JPY (a) 0.500% 12/20/24	5,000,000	48,820
Japan Government Ten Year Bond JPY (a) 0.600% 3/20/23	8,000,000	77,819
Japan Government Ten Year Bond JPY (a) 0.600% 9/20/23	5,000,000	48,790
Japan Government Ten Year Bond JPY (a) 0.600% 12/20/23	8,000,000	78,136
Japan Government Ten Year Bond JPY (a) 0.600% 3/20/24	10,000,000	97,904
Japan Government Ten Year Bond JPY (a) 0.600% 6/20/24	5,000,000	48,995
Japan Government Ten Year Bond JPY (a) 0.700% 12/20/22	10,000,000	97,555
Japan Government Ten Year Bond JPY (a) 0.800% 6/20/22	5,000,000	48,800
Japan Government Ten Year Bond JPY (a) 0.800% 9/20/22	5,000,000	48,913
Japan Government Ten Year Bond JPY (a) 0.800% 12/20/22	3,000,000	29,400
Japan Government Ten Year Bond JPY (a) 0.800% 6/20/23	5,000,000	49,195
Japan Government Ten Year Bond JPY (a) 0.800% 9/20/23	5,000,000	49,307
Japan Government Ten Year Bond JPY (a) 0.900% 3/20/22	10,000,000	97,776
Japan Government Ten Year Bond JPY (a) 1.000% 12/20/21	10,000,000	97,878
Japan Government Thirty Year Bond JPY (a) 0.300% 6/20/46	5,000,000	42,029
Japan Government Thirty Year Bond JPY (a) 0.800% 3/20/47	5,000,000	47,870
Japan Government Thirty Year Bond JPY (a) 0.800% 6/20/47	5,000,000	47,842
Japan Government Thirty Year Bond JPY (a) 0.800% 9/20/47	2,500,000	23,889

	Principal Amount	Value
Japan Government Thirty Year Bond JPY (a) 0.800% 12/20/47	3,000,000	$28,635
Japan Government Thirty Year Bond JPY (a) 0.800% 3/20/48	2,000,000	19,064
Japan Government Thirty Year Bond JPY (a) 1.400% 12/20/45	5,000,000	55,191
Japan Government Thirty Year Bond JPY (a) 1.500% 3/20/45	5,000,000	56,311
Japan Government Thirty Year Bond JPY (a) 1.700% 12/20/43	5,000,000	58,495
Japan Government Thirty Year Bond JPY (a) 1.900% 9/20/42	5,000,000	60,412
Japan Government Thirty Year Bond JPY (a) 2.000% 9/20/40	2,000,000	24,320
Japan Government Thirty Year Bond JPY (a) 2.200% 3/20/41	5,000,000	62,967
Japan Government Thirty Year Bond JPY (a) 2.300% 3/20/39	5,000,000	63,136
Japan Government Thirty Year Bond JPY (a) 2.400% 3/20/37	5,000,000	63,333
Japan Government Twenty Year Bond JPY (a) 0.200% 6/20/36	5,000,000	45,022
Japan Government Twenty Year Bond JPY (a) 0.500% 3/20/38	2,000,000	18,719
Japan Government Twenty Year Bond JPY (a) 0.600% 12/20/36	5,000,000	48,101
Japan Government Twenty Year Bond JPY (a) 0.600% 9/20/37	2,500,000	23,904
Japan Government Twenty Year Bond JPY (a) 0.600% 12/20/37	3,000,000	28,655
Japan Government Twenty Year Bond JPY (a) 0.800% 6/20/23	5,000,000	49,193
Japan Government Twenty Year Bond JPY (a) 1.000% 12/20/35	5,000,000	51,673
Japan Government Twenty Year Bond JPY (a) 1.200% 12/20/34	7,000,000	74,760
Japan Government Twenty Year Bond JPY (a) 1.200% 3/20/35	3,000,000	32,022
Japan Government Twenty Year Bond JPY (a) 1.300% 6/20/35	7,000,000	75,764
Japan Government Twenty Year Bond JPY (a) 1.400% 9/20/34	5,000,000	54,904

The accompanying notes are an integral part of the financial statements.

14

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Twenty Year Bond JPY (a) 1.500% 3/20/34	5,000,000	$55,615
Japan Government Twenty Year Bond JPY (a) 1.500% 6/20/34	5,000,000	55,633
Japan Government Twenty Year Bond JPY (a) 1.600% 12/20/33	5,000,000	56,312
Japan Government Twenty Year Bond JPY (a) 1.700% 9/20/32	5,000,000	56,705
Japan Government Twenty Year Bond JPY (a) 1.700% 12/20/32	5,000,000	56,794
Japan Government Twenty Year Bond JPY (a) 1.700% 6/20/33	5,000,000	56,931
Japan Government Twenty Year Bond JPY (a) 1.700% 9/20/33	5,000,000	56,976
Japan Government Twenty Year Bond JPY (a) 1.800% 12/20/31	5,000,000	57,112
Japan Government Twenty Year Bond JPY (a) 1.900% 9/20/30	5,000,000	57,127
Japan Government Twenty Year Bond JPY (a) 1.900% 6/20/31	5,000,000	57,507
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/26	5,000,000	55,612
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/27	7,000,000	78,997
Japan Government Twenty Year Bond JPY (a) 2.100% 9/20/28	7,000,000	79,738
Japan Government Twenty Year Bond JPY (a) 2.100% 3/20/29	5,000,000	57,318
Japan Government Twenty Year Bond JPY (a) 2.100% 9/20/29	7,000,000	80,712
Japan Government Twenty Year Bond JPY (a) 2.100% 3/20/30	3,000,000	34,783
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/30	5,000,000	58,463
Japan Government Twenty Year Bond JPY (a) 2.400% 6/20/28	5,000,000	58,209

	Principal Amount	Value
Japan Government Two Year Bond JPY (a) 0.100% 6/15/19	10,000,000	$94,247
Japan Government Two Year Bond JPY (a) 0.100% 9/15/19	10,000,000	94,306
Japan Government Two Year Bond JPY (a) 0.100% 3/15/20	5,000,000	47,211
United Kingdom Gilt GBP (a) (b) 0.500% 7/22/22	135,000	185,478
United Kingdom Gilt GBP (a) (b) 0.750% 7/22/23	75,000	103,286
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/27	175,000	242,509
United Kingdom Gilt GBP (a) (b) 1.500% 1/22/21	125,000	178,409
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/26	150,000	214,052
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/47	135,000	180,405
United Kingdom Gilt GBP (a) (b) 1.625% 10/22/28	75,000	106,670
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/19	90,000	127,924
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/22	100,000	144,873
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/37	50,000	70,784
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/57	80,000	118,779
United Kingdom Gilt GBP (a) (b) 2.000% 7/22/20	125,000	180,073
United Kingdom Gilt GBP (a) (b) 2.000% 9/07/25	140,000	207,840
United Kingdom Gilt GBP (a) (b) 2.250% 9/07/23	85,000	126,559
United Kingdom Gilt GBP (a) (b) 2.500% 7/22/65	65,000	122,045
United Kingdom Gilt GBP (a) (b) 2.750% 9/07/24	100,000	154,257
United Kingdom Gilt GBP (a) (b) 3.250% 1/22/44	90,000	166,035
United Kingdom Gilt GBP (a) (b) 3.500% 1/22/45	100,000	193,252
United Kingdom Gilt GBP (a) (b) 3.500% 7/22/68	100,000	238,923
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/19	100,000	146,303
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/20	125,000	187,744
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/21	125,000	192,309
United Kingdom Gilt GBP (a) (b) 3.750% 7/22/52	40,000	87,306
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/27	50,000	88,539

The accompanying notes are an integral part of the financial statements.

15

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom Gilt GBP (a) (b) 4.250% 6/07/32	100,000	$187,534
United Kingdom Gilt GBP (a) (b) 4.250% 3/07/36	75,000	147,482
United Kingdom Gilt GBP (a) (b) 4.250% 9/07/39	55,000	112,491
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/40	75,000	155,438
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/46	25,000	55,119
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/49	50,000	114,521
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/55	75,000	185,056
United Kingdom Gilt GBP (a) (b) 4.500% 9/07/34	105,000	207,886
United Kingdom Gilt GBP (a) (b) 4.500% 12/07/42	75,000	163,970
United Kingdom Gilt GBP (a) (b) 4.750% 3/07/20	100,000	151,019
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/30	95,000	182,423
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/38	55,000	118,529

		21,932,735

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,123,687)		21,932,735

U.S. TREASURY OBLIGATIONS — 91.2%
U.S. Treasury Bonds & Notes — 91.2%
U.S. Treasury Bond 4.375% 2/15/38	$2,025,000	2,491,383
U.S. Treasury Bond 4.500% 2/15/36	4,315,000	5,331,638
U.S. Treasury Bond 4.750% 2/15/37	1,490,000	1,907,084
U.S. Treasury Bond 5.000% 5/15/37	1,925,000	2,537,391
U.S. Treasury Bond 5.250% 11/15/28	2,565,000	3,151,443
U.S. Treasury Bond 5.250% 2/15/29	1,700,000	2,095,881
U.S. Treasury Bond 5.375% 2/15/31	3,990,000	5,108,758
U.S. Treasury Bond 5.500% 8/15/28	1,960,000	2,443,837
U.S. Treasury Bond 6.125% 8/15/29	1,425,000	1,890,880
U.S. Treasury Bond 6.250% 5/15/30	2,525,000	3,425,665
U.S. Treasury Inflation Index 0.125% 4/15/18	5,789,286	5,795,769

	Principal Amount	Value
U.S. Treasury Inflation Index 0.125% 4/15/19	$5,816,965	$5,812,626
U.S. Treasury Inflation Index 0.125% 4/15/20	5,502,952	5,481,524
U.S. Treasury Inflation Index 0.125% 4/15/21	4,940,649	4,898,576
U.S. Treasury Inflation Index 0.125% 1/15/22	4,642,546	4,593,171
U.S. Treasury Inflation Index 0.125% 4/15/22	4,840,393	4,772,162
U.S. Treasury Inflation Index 0.125% 7/15/22	4,580,098	4,534,293
U.S. Treasury Inflation Index 0.125% 1/15/23	4,724,104	4,645,445
U.S. Treasury Inflation Index 0.625% 7/15/21	4,123,350	4,173,410
U.S. Treasury Inflation Index 1.125% 1/15/21	3,795,215	3,882,008
U.S. Treasury Inflation Index 1.250% 7/15/20	3,522,716	3,616,531
U.S. Treasury Inflation Index 1.375% 7/15/18	1,608,950	1,625,144
U.S. Treasury Inflation Index 1.375% 1/15/20	2,406,663	2,458,406
U.S. Treasury Inflation Index 1.875% 7/15/19	1,915,106	1,966,545
U.S. Treasury Inflation Index 2.125% 1/15/19	1,442,850	1,468,194
U.S. Treasury Note 0.750% 7/15/19	750,000	736,245
U.S. Treasury Note 0.750% 8/15/19	500,000	490,173
U.S. Treasury Note 0.875% 4/15/19	500,000	493,442
U.S. Treasury Note 0.875% 5/15/19	800,000	788,551
U.S. Treasury Note 0.875% 6/15/19	500,000	492,258
U.S. Treasury Note 0.875% 7/31/19	350,000	343,960
U.S. Treasury Note 0.875% 9/15/19	750,000	735,377
U.S. Treasury Note 1.000% 6/30/19	750,000	738,875
U.S. Treasury Note 1.000% 8/31/19	500,000	491,514
U.S. Treasury Note 1.000% 9/30/19	500,000	491,052
U.S. Treasury Note 1.000% 10/15/19	600,000	588,935
U.S. Treasury Note 1.000% 11/15/19	625,000	612,659
U.S. Treasury Note 1.000% 11/30/19	500,000	489,829

The accompanying notes are an integral part of the financial statements.

16

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.125% 5/31/19	$500,000	$493,914
U.S. Treasury Note 1.125% 12/31/19	500,000	490,400
U.S. Treasury Note 1.125% 4/30/20	500,000	487,974
U.S. Treasury Note 1.125% 2/28/21	1,250,000	1,205,505
U.S. Treasury Note 1.125% 6/30/21	1,000,000	959,297
U.S. Treasury Note 1.125% 7/31/21	1,000,000	957,861
U.S. Treasury Note 1.125% 8/31/21	1,300,000	1,243,404
U.S. Treasury Note 1.125% 9/30/21	1,000,000	955,254
U.S. Treasury Note 1.250% 4/30/19	1,000,000	990,244
U.S. Treasury Note 1.250% 5/31/19	750,000	742,053
U.S. Treasury Note 1.250% 6/30/19	650,000	642,510
U.S. Treasury Note 1.250% 8/31/19	600,000	591,908
U.S. Treasury Note 1.250% 10/31/19	350,000	344,627
U.S. Treasury Note 1.250% 1/31/20	300,000	294,529
U.S. Treasury Note 1.250% 2/29/20	500,000	490,396
U.S. Treasury Note 1.250% 3/31/21	1,100,000	1,063,670
U.S. Treasury Note 1.250% 10/31/21	1,000,000	958,359
U.S. Treasury Note 1.250% 7/31/23	1,125,000	1,050,018
U.S. Treasury Note 1.375% 7/31/19	750,000	741,932
U.S. Treasury Note 1.375% 9/30/19	1,000,000	987,139
U.S. Treasury Note 1.375% 12/15/19	500,000	492,546
U.S. Treasury Note 1.375% 1/15/20	750,000	738,355
U.S. Treasury Note 1.375% 1/31/20	1,000,000	984,277
U.S. Treasury Note 1.375% 2/15/20	650,000	639,206
U.S. Treasury Note 1.375% 2/29/20	1,000,000	983,149
U.S. Treasury Note 1.375% 3/31/20	950,000	932,957
U.S. Treasury Note 1.375% 4/30/20	1,000,000	980,986

	Principal Amount	Value
U.S. Treasury Note 1.375% 5/31/20	$700,000	$685,993
U.S. Treasury Note 1.375% 8/31/20	1,000,000	977,217
U.S. Treasury Note 1.375% 9/15/20	900,000	879,311
U.S. Treasury Note 1.375% 9/30/20	1,000,000	976,318
U.S. Treasury Note 1.375% 10/31/20	1,000,000	975,244
U.S. Treasury Note 1.375% 1/31/21	1,000,000	972,295
U.S. Treasury Note 1.375% 4/30/21	730,000	707,701
U.S. Treasury Note 1.375% 5/31/21	1,000,000	967,910
U.S. Treasury Note 1.375% 6/30/23	750,000	705,535
U.S. Treasury Note 1.375% 8/31/23	750,000	703,835
U.S. Treasury Note 1.375% 9/30/23	825,000	773,180
U.S. Treasury Note 1.500% 5/31/19	1,000,000	992,266
U.S. Treasury Note 1.500% 10/31/19	1,500,000	1,482,532
U.S. Treasury Note 1.500% 11/30/19	1,150,000	1,135,911
U.S. Treasury Note 1.500% 4/15/20	650,000	639,660
U.S. Treasury Note 1.500% 5/15/20	800,000	786,578
U.S. Treasury Note 1.500% 5/31/20	1,000,000	982,647
U.S. Treasury Note 1.500% 6/15/20	650,000	638,619
U.S. Treasury Note 1.500% 7/15/20	700,000	687,032
U.S. Treasury Note 1.500% 8/15/20	750,000	735,667
U.S. Treasury Note 1.500% 1/31/22	350,000	337,306
U.S. Treasury Note 1.500% 2/28/23	900,000	855,940
U.S. Treasury Note 1.500% 8/15/26	1,800,000	1,634,080
U.S. Treasury Note 1.625% 4/30/19	800,000	795,426
U.S. Treasury Note 1.625% 6/30/19	750,000	744,818
U.S. Treasury Note 1.625% 7/31/19	600,000	595,518
U.S. Treasury Note 1.625% 8/31/19	750,000	743,782

The accompanying notes are an integral part of the financial statements.

17

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.625% 12/31/19	$700,000	$692,429
U.S. Treasury Note 1.625% 3/15/20	750,000	740,493
U.S. Treasury Note 1.625% 6/30/20	1,000,000	984,707
U.S. Treasury Note 1.625% 7/31/20	1,250,000	1,229,980
U.S. Treasury Note 1.625% 10/15/20	1,000,000	981,992
U.S. Treasury Note 1.625% 11/30/20	1,000,000	980,869
U.S. Treasury Note 1.625% 8/15/22	250,000	240,737
U.S. Treasury Note 1.625% 8/31/22	1,000,000	962,275
U.S. Treasury Note 1.625% 11/15/22	500,000	480,029
U.S. Treasury Note 1.625% 4/30/23	800,000	763,766
U.S. Treasury Note 1.625% 5/31/23	850,000	810,696
U.S. Treasury Note 1.625% 10/31/23	750,000	711,826
U.S. Treasury Note 1.625% 2/15/26	1,750,000	1,614,648
U.S. Treasury Note 1.625% 5/15/26	1,750,000	1,609,863
U.S. Treasury Note 1.750% 9/30/19	450,000	446,816
U.S. Treasury Note 1.750% 11/30/19	750,000	743,756
U.S. Treasury Note 1.750% 10/31/20	1,000,000	984,580
U.S. Treasury Note 1.750% 11/15/20	2,000,000	1,968,848
U.S. Treasury Note 1.750% 12/31/20	1,500,000	1,475,171
U.S. Treasury Note 1.750% 11/30/21	1,000,000	974,463
U.S. Treasury Note 1.750% 4/30/22	1,000,000	970,684
U.S. Treasury Note 1.750% 5/31/22	1,380,000	1,338,317
U.S. Treasury Note 1.750% 6/30/22	1,000,000	969,160
U.S. Treasury Note 1.750% 9/30/22	500,000	483,296
U.S. Treasury Note 1.750% 5/15/23	1,650,000	1,584,129
U.S. Treasury Note 1.875% 12/31/19	1,000,000	993,315
U.S. Treasury Note 1.875% 12/15/20	1,000,000	987,217

	Principal Amount	Value
U.S. Treasury Note 1.875% 11/30/21	$340,000	$332,997
U.S. Treasury Note 1.875% 1/31/22	1,000,000	977,363
U.S. Treasury Note 1.875% 2/28/22	1,400,000	1,367,338
U.S. Treasury Note 1.875% 3/31/22	1,150,000	1,122,541
U.S. Treasury Note 1.875% 4/30/22	750,000	731,426
U.S. Treasury Note 1.875% 5/31/22	250,000	243,760
U.S. Treasury Note 1.875% 7/31/22	1,000,000	973,174
U.S. Treasury Note 1.875% 8/31/22	750,000	729,492
U.S. Treasury Note 1.875% 9/30/22	1,000,000	971,846
U.S. Treasury Note 1.875% 10/31/22	650,000	631,478
U.S. Treasury Note 1.875% 8/31/24	1,000,000	954,072
U.S. Treasury Note 2.000% 1/31/20	700,000	696,691
U.S. Treasury Note 2.000% 11/30/20	750,000	742,808
U.S. Treasury Note 2.000% 1/15/21	1,000,000	989,815
U.S. Treasury Note 2.000% 5/31/21	500,000	493,438
U.S. Treasury Note 2.000% 8/31/21	350,000	344,733
U.S. Treasury Note 2.000% 11/15/21	1,000,000	983,828
U.S. Treasury Note 2.000% 12/31/21	850,000	835,042
U.S. Treasury Note 2.000% 2/15/22	600,000	589,301
U.S. Treasury Note 2.000% 10/31/22	1,000,000	976,602
U.S. Treasury Note 2.000% 11/30/22	1,350,000	1,317,727
U.S. Treasury Note 2.000% 2/15/23	1,200,000	1,169,250
U.S. Treasury Note 2.000% 4/30/24	850,000	818,947
U.S. Treasury Note 2.000% 5/31/24	950,000	914,588
U.S. Treasury Note 2.000% 6/30/24	1,000,000	962,197
U.S. Treasury Note 2.000% 2/15/25	2,000,000	1,913,750
U.S. Treasury Note 2.000% 8/15/25	1,900,000	1,810,733

The accompanying notes are an integral part of the financial statements.

18

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.000% 11/15/26	$1,900,000	$1,792,197
U.S. Treasury Note 2.125% 8/31/20	750,000	746,045
U.S. Treasury Note 2.125% 6/30/21	750,000	742,676
U.S. Treasury Note 2.125% 8/15/21	350,000	346,162
U.S. Treasury Note 2.125% 12/31/21	500,000	493,765
U.S. Treasury Note 2.125% 12/31/22	1,350,000	1,324,055
U.S. Treasury Note 2.125% 11/30/23	900,000	876,647
U.S. Treasury Note 2.125% 2/29/24	800,000	777,570
U.S. Treasury Note 2.125% 3/31/24	750,000	728,459
U.S. Treasury Note 2.125% 7/31/24	650,000	629,751
U.S. Treasury Note 2.125% 9/30/24	750,000	725,662
U.S. Treasury Note 2.125% 11/30/24	1,000,000	966,357
U.S. Treasury Note 2.125% 5/15/25	2,050,000	1,974,306
U.S. Treasury Note 2.250% 2/29/20	750,000	749,656
U.S. Treasury Note 2.250% 3/31/20	1,000,000	999,531
U.S. Treasury Note 2.250% 2/15/21	2,000,000	1,992,500
U.S. Treasury Note 2.250% 4/30/21	600,000	597,188
U.S. Treasury Note 2.250% 7/31/21	500,000	496,880
U.S. Treasury Note 2.250% 12/31/23	750,000	735,015
U.S. Treasury Note 2.250% 1/31/24	750,000	734,539
U.S. Treasury Note 2.250% 10/31/24	750,000	730,796
U.S. Treasury Note 2.250% 11/15/24	1,850,000	1,801,853
U.S. Treasury Note 2.250% 12/31/24	750,000	730,093
U.S. Treasury Note 2.250% 11/15/25	1,950,000	1,887,615
U.S. Treasury Note 2.250% 2/15/27	1,890,000	1,816,781
U.S. Treasury Note 2.250% 8/15/27	2,000,000	1,917,793
U.S. Treasury Note 2.250% 11/15/27	1,925,000	1,843,996

	Principal Amount	Value
U.S. Treasury Note 2.375% 3/15/21	$1,000,000	$999,688
U.S. Treasury Note 2.375% 1/31/23	1,250,000	1,239,807
U.S. Treasury Note 2.375% 8/15/24	2,000,000	1,966,211
U.S. Treasury Note 2.375% 5/15/27	1,700,000	1,649,681
U.S. Treasury Note 2.500% 3/31/23	1,000,000	996,953
U.S. Treasury Note 2.500% 8/15/23	1,000,000	995,313
U.S. Treasury Note 2.500% 5/15/24	1,650,000	1,636,143
U.S. Treasury Note 2.500% 1/31/25	800,000	791,047
U.S. Treasury Note 2.625% 8/15/20	1,000,000	1,006,338
U.S. Treasury Note 2.625% 2/28/23	1,000,000	1,003,115
U.S. Treasury Note 2.625% 3/31/25	750,000	746,937
U.S. Treasury Note 2.750% 11/15/23	1,600,000	1,611,375
U.S. Treasury Note 2.750% 2/15/24	1,400,000	1,408,859
U.S. Treasury Note 2.750% 2/28/25	1,000,000	1,004,219
U.S. Treasury Note 2.750% 2/15/28	1,600,000	1,600,750
U.S. Treasury Note 3.125% 5/15/19	1,000,000	1,010,176
U.S. Treasury Note 3.125% 5/15/21	500,000	510,415
U.S. Treasury Note 3.375% 11/15/19	1,000,000	1,017,812
U.S. Treasury Note 3.500% 5/15/20	1,000,000	1,024,072
U.S. Treasury Note 3.625% 8/15/19	750,000	764,114
U.S. Treasury Note 3.625% 2/15/20	1,000,000	1,024,492

		246,639,829

TOTAL U.S. TREASURY OBLIGATIONS (Cost $252,376,163)		246,639,829

TOTAL BONDS & NOTES (Cost $273,499,850)		268,572,564

TOTAL LONG-TERM INVESTMENTS (Cost $273,499,850)		268,572,564

The accompanying notes are an integral part of the financial statements.

19

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$3,674,141	$3,674,141

TOTAL SHORT-TERM INVESTMENTS (Cost $3,674,141)		3,674,141

TOTAL INVESTMENTS — 100.7% (Cost $277,173,991) (e)		272,246,705

Other Assets/(Liabilities) — (0.7)%		(1,861,584)

NET ASSETS — 100.0%		$270,385,121

Abbreviation Legend

OAT	Obligations Assimilables du Tresor

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $16,448,572 or 6.08% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $349,446 or 0.13% of net assets.
(d)	Maturity value of $3,674,443. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $3,760,898.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.

20

MM Select Equity Asset Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.7%
Australia — 2.1%
Abacus Property Group	3,303	$8,854
Accent Group Ltd.	4,085	4,002
Adelaide Brighton Ltd. (a)	4,842	23,284
Afterpay Touch Group Ltd. (a) (b)	1,452	7,295
The AGL Energy Ltd.	11,487	192,461
Ainsworth Game Technology Ltd. (a)	1,877	2,696
ALS Ltd.	5,755	33,005
Altium Ltd.	1,239	19,160
Alumina Ltd.	47,946	87,515
Amcor Ltd.	20,163	221,267
AMP Ltd.	49,816	191,907
Ansell Ltd.	1,665	32,591
APA Group	19,611	119,084
APN Outdoor Group Ltd. (a)	1,777	6,381
ARB Corp. Ltd.	883	13,529
Ardent Leisure Group (a)	5,030	7,185
Aristocrat Leisure Ltd.	10,212	190,382
Asaleo Care Ltd.	2,942	2,915
ASX Ltd.	3,256	140,942
Aurizon Holdings Ltd.	34,659	113,767
Ausdrill Ltd.	4,211	8,834
AusNet Services	35,036	45,374
Austal Ltd.	3,579	5,008
Australia & New Zealand Banking Group Ltd.	51,043	1,058,992
Australian Agricultural Co. Ltd. (a) (b)	5,139	4,712
Australian Pharmaceutical Industries Ltd.	5,010	5,806
Automotive Holdings Group Ltd. (a)	2,114	5,734
Aventus Retail Property Fund Ltd. (a)	3,869	6,389
Aveo Group	4,560	9,296
Bank of Queensland Ltd.	6,674	56,609
Bapcor Ltd.	3,056	13,399
Beach Energy Ltd.	20,859	19,789
Bega Cheese Ltd. (a)	1,915	10,043
Bellamy’s Australia Ltd. (b)	974	15,006
Bendigo & Adelaide Bank Ltd.	7,387	56,239
BHP Billiton Ltd.	56,239	1,244,026
Bingo Industries Ltd. (a)	3,166	6,856
Blackmores Ltd. (a)	148	14,427
Blue Sky Alternative Investments Ltd. (a)	707	5,693
BlueScope Steel Ltd.	9,405	110,597
Boral Ltd.	19,766	113,714
Brambles Ltd.	27,673	212,976
Breville Group Ltd.	966	8,695
Brickworks Ltd.	849	10,176
BT Investment Management Ltd.	2,151	16,759

	Number of Shares	Value
BWP Trust	29,065	$67,513
BWX Ltd. (a)	1,279	4,793
Caltex Australia Ltd.	4,803	116,631
carsales.com Ltd.	2,495	26,065
Cedar Woods Properties Ltd.	890	4,384
Centuria Industrial REIT (a)	2,590	4,879
Challenger Ltd.	11,036	98,553
Charter Hall Group	5,225	23,134
Charter Hall Long Wale REIT	1,688	5,066
Charter Hall Retail	20,453	60,601
CIMIC Group Ltd.	1,524	52,578
Clean TeQ Holdings Ltd. (a) (b)	5,355	4,872
Cleanaway Waste Management Ltd.	23,142	25,861
Coca-Cola Amatil Ltd.	8,632	57,763
Cochlear Ltd.	1,045	146,628
Collins Foods Ltd.	1,360	5,450
Commonwealth Bank of Australia	30,813	1,721,021
Computershare Ltd.	8,437	112,905
Corporate Travel Management Ltd.	843	15,318
Costa Group Holdings Ltd.	2,914	15,421
Credit Corp. Group Ltd. (a)	573	8,569
Cromwell Property Group (a)	87,258	71,669
Crown Resorts Ltd.	5,734	56,249
CSL Ltd.	7,987	960,409
CSR Ltd.	5,433	21,745
Dexus	65,294	469,511
Domain Holdings Australia Ltd.	2,820	7,095
Domino’s Pizza Enterprises Ltd. (a)	865	27,822
Donaco International Ltd.	4,299	732
Downer EDI Ltd.	6,783	33,715
DuluxGroup Ltd.	4,468	25,489
Eclipx Group Ltd.	3,072	8,493
Estia Health Ltd.	2,366	6,230
Evolution Mining Ltd.	13,578	31,777
Fairfax Media Ltd.	28,203	14,724
FlexiGroup Ltd (a)	3,856	5,360
Flight Centre Travel Group Ltd. (a)	1,043	45,892
Folkestone Education Trust	2,789	5,910
Fortescue Metals Group Ltd. (a)	27,755	92,899
Freedom Foods Group Ltd. (a)	781	3,135
G8 Education Ltd.	4,614	9,410
Galaxy Resources Ltd. (a) (b)	4,295	9,980
Gateway Lifestyle	3,935	6,009
GDI Property Group	6,828	6,473
Genworth Mortgage Insurance Australia Ltd. (a)	3,454	6,165
Goodman Group	115,214	748,797
The GPT Group	118,861	434,551
GrainCorp Ltd. Class A	2,502	16,356
Greencross Ltd. (a)	1,195	4,885
Growthpoint Properties Australia Ltd. (a)	2,245	5,707

The accompanying notes are an integral part of the financial statements.

21

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GUD Holdings Ltd.	886	$8,154
GWA Group Ltd.	2,706	7,037
Hansen Technologies Ltd.	1,828	5,838
Harvey Norman Holdings Ltd. (a)	10,349	29,623
Healthscope Ltd.	37,207	55,531
HT&E Ltd. (a)	3,234	4,781
IDP Education Ltd.	1,685	9,799
Iluka Resources Ltd.	4,781	39,130
Incitec Pivot Ltd.	29,492	80,077
Independence Group NL	5,709	20,357
Infigen Energy (b)	8,743	3,946
Inghams Group Ltd.	1,865	4,899
Insurance Australia Group Ltd.	41,617	240,249
Investa Office Fund	31,961	106,256
InvoCare Ltd.	1,239	12,417
IOOF Holdings Ltd.	3,342	26,320
IPH Ltd. (a)	1,302	3,396
IRESS Ltd.	1,710	12,510
Japara Healthcare Ltd. (a)	3,421	5,296
JB Hi-Fi Ltd. (a)	1,309	26,092
Karoon Gas Australia Ltd. (a) (b)	3,227	2,870
LendLease Group	10,371	138,709
Link Administration Holdings Ltd.	5,331	34,347
Lynas Corp. Ltd. (b)	6,788	12,995
Macquarie Atlas Roads Group	6,820	30,441
Macquarie Group Ltd.	5,807	463,299
Magellan Financial Group Ltd.	1,380	25,539
Mantra Group Ltd.	3,035	9,169
Mayne Pharma Group Ltd. (a) (b)	14,643	8,401
McMillan Shakespeare Ltd.	757	9,886
Medibank Pvt. Ltd.	49,244	110,423
Mesoblast Ltd. (a) (b)	3,817	4,411
Metcash Ltd.	11,191	27,048
Michael Hill International Ltd.	3,081	2,715
Mineral Resources Ltd.	1,661	21,947
Mirvac Group	242,423	402,110
Monadelphous Group Ltd.	1,018	12,012
Myer Holdings Ltd. (a)	9,968	2,870
MYOB Group Ltd.	4,741	11,187
Nanosonics Ltd. (a) (b)	3,160	6,257
National Australia Bank Ltd.	47,628	1,047,961
National Storage REIT (a) (b)	4,981	6,022
Navitas Ltd.	2,446	9,392
Newcrest Mining Ltd.	13,631	204,925
NEXTDC Ltd. (b)	3,291	16,738
Nine Entertainment Co. Holdings Ltd.	8,173	14,382
Northern Star Resources Ltd.	6,920	33,620
Nufarm Ltd.	2,275	14,824
OFX Group Ltd.	3,237	4,223
oOh!media Ltd. (a)	1,390	4,927
Orica Ltd.	5,801	79,472
Origin Energy Ltd. (b)	30,016	202,825
Orocobre Ltd. (a) (b)	2,148	9,014

	Number of Shares	Value
Orora Ltd.	13,883	$35,324
OZ Minerals Ltd.	3,407	23,652
Pact Group Holdings Ltd.	2,295	9,702
Perpetual Ltd.	506	18,282
Pilbara Minerals Ltd. (a) (b)	14,903	9,631
Platinum Asset Management Ltd.	2,506	11,385
Premier Investments Ltd. (a)	925	11,281
Primary Health Care Ltd.	5,295	15,966
Pro Medicus Ltd.	587	3,707
QBE Insurance Group Ltd.	23,199	172,324
Qube Holdings Ltd. (a)	16,517	27,872
Quintis Ltd. (a) (b) (c)	4,682	1,061
Ramsay Health Care Ltd.	2,704	130,188
RCR Tomlinson Ltd.	2,061	6,349
REA Group Ltd.	1,040	63,608
Regis Healthcare Ltd.	1,825	5,148
Regis Resources Ltd.	5,165	18,058
Reliance Worldwide Corp. Ltd.	5,315	18,150
Resolute Mining Ltd.	7,556	7,323
Retail Food Group Ltd. (a)	2,219	1,587
Rio Tinto Ltd.	7,250	407,493
Sandfire Resources NL	1,563	8,861
Santos Ltd. (b)	34,174	134,301
Saracen Mineral Holdings Ltd. (b)	7,935	10,903
Scentre Group	337,932	998,267
SEEK Ltd.	5,178	74,507
Select Harvests Ltd. (a)	1,006	4,324
Seven Group Holdings Ltd. (a)	1,225	16,593
Seven West Media Ltd.	12,381	5,181
SG Fleet Group Ltd.	1,571	4,621
Shopping Centres Australasia Property Group	44,175	79,170
Sigma Healthcare Ltd.	11,397	6,859
Sims Metal Management Ltd.	1,900	21,214
Sirius Real Estate Ltd.	40,560	35,068
Sirtex Medical Ltd.	670	14,319
SmartGroup Corp. Ltd.	983	8,323
Sonic Healthcare Ltd.	7,341	129,416
South32 Ltd.	95,152	237,178
Southern Cross Media Group Ltd.	8,673	6,914
Spark Infrastructure Group	19,179	35,337
SpeedCast International Ltd.	2,473	9,794
St Barbara Ltd.	5,871	18,066
The Star Entertainment Grp Ltd.	8,993	36,882
Steadfast Group Ltd.	8,129	15,770
Stockland	155,710	482,914
Suncorp Group Ltd.	22,435	230,772
Super Retail Group Ltd. (a)	1,355	7,099
Sydney Airport	19,880	103,063
Syrah Resources Ltd. (a) (b)	2,627	6,483
Tabcorp Holdings Ltd.	33,052	112,061
Tassal Group Ltd. (a)	1,689	4,940
Technology One Ltd.	2,931	11,780

The accompanying notes are an integral part of the financial statements.

22

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telstra Corp. Ltd.	70,577	$171,240
Tox Free Solutions Ltd.	2,174	5,693
TPG Telecom Ltd. (a)	4,420	18,803
Transurban Group	39,611	348,848
Treasury Wine Estates Ltd.	13,684	178,708
Tronox Ltd. Class A	1,527	28,158
Vicinity Centres	217,192	403,695
Village Roadshow Ltd. (b)	1,203	2,896
Virtus Health Ltd.	1,115	4,654
Viva Energy REIT	5,250	8,089
Vocus Group Ltd.	6,976	12,006
Washington H Soul Pattinson & Co. Ltd. (a)	1,222	17,571
Webjet Ltd. (a)	956	8,168
Wesfarmers Ltd.	20,177	647,406
Western Areas Ltd.	3,338	8,091
Westfield Corp.	126,261	829,393
Westgold Resources Ltd. (a) (b)	2,464	2,847
Westpac Banking Corp.	59,050	1,305,767
Whitehaven Coal Ltd.	5,887	20,363
WiseTech Global Ltd. (a)	1,068	7,843
Woodside Petroleum Ltd.	16,624	375,581
Woolworths Group Ltd.	22,534	456,698
WorleyParsons Ltd.	2,667	29,702
WPP AUNZ Ltd. (a)	4,721	3,343

		22,649,868

Austria — 0.1%
ams AG	725	75,898
ANDRITZ AG	1,285	71,854
Austria Technologie & Systemtechnik AG	265	7,200
BUWOG AG	1,789	63,968
CA Immobilien Anlagen AG	4,180	139,763
DO & Co. AG	87	5,517
Erste Group Bank AG	5,132	258,101
EVN AG	423	8,260
FACC AG (b)	225	6,192
IMMOFINANZ AG	9,661	25,160
Kapsch TrafficCom AG	75	3,675
Lenzing AG	146	18,035
Oesterreichische Post AG	405	20,150
OMV AG	2,517	146,769
POLYTEC Holding AG	196	3,798
Porr Ag	111	3,821
Raiffeisen Bank International AG (b)	2,449	95,418
S IMMO AG	524	10,388
S&T AG	477	10,545
Schoeller-Bleckmann Oilfield Equipment AG (b)	128	14,110
Semperit AG Holding (a)	156	3,138
Telekom Austria AG	1,888	18,002
UNIQA Insurance Group AG	1,433	16,663

	Number of Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	452	$15,145
voestalpine AG	1,916	100,544
Wienerberger AG	1,344	33,643
Zumtobel AG	386	3,630

		1,179,387

Bahamas — 0.0%
Nymox Pharmaceutical Corp. (a) (b)	763	3,227

Belgium — 0.4%
Ablynx NV (b)	765	41,988
Ackermans & van Haaren NV	269	47,082
Aedifica SA	1,059	97,503
Ageas	3,152	162,956
AGFA-Gevaert NV (b)	1,818	7,041
Anheuser-Busch InBev SA/NV	13,385	1,471,046
Barco NV	104	12,801
Befimmo SA	1,202	77,661
Bekaert SA	410	17,486
Biocartis NV (b) (d)	393	5,914
bpost SA	1,161	26,236
Celyad SA (b)	73	2,545
Cie d’Entreprises CFE	86	11,707
Cofinimmo SA	1,224	158,764
Colruyt SA	1,212	67,005
D’ieteren SA/NA	308	12,479
Econocom Group SA	1,236	9,051
Elia System Operator SA	323	20,194
Euronav SA (a)	1,419	11,781
EVS Broadcast Equipment SA	178	5,751
Exmar NV (b)	431	2,785
Fagron (b)	411	6,406
Galapagos NV (a) (b)	494	49,537
Gimv NV	209	12,643
Greenyard Foods	233	5,199
Groupe Bruxelles Lambert SA	1,498	171,293
Intervest Offices & Warehouses NV	897	25,442
Ion Beam Applications (a)	216	4,369
KBC Ancora	408	25,187
KBC Group NV	4,540	395,733
Kinepolis Group NV	172	11,411
Leasinvest Real Estate SCA	89	10,539
Melexis NV	229	22,835
Nyrstar NV (b)	973	6,853
Ontex Group NV	938	25,104
Orange Belgium SA	305	6,244
Proximus SADP	2,487	77,228
Recticel SA	392	4,920
Retail Estates NV	242	21,591
Sioen Industries NV	51	1,868
Sofina SA	176	29,850
Solvay SA	1,282	178,252
Telenet Group Holding NV (b)	1,043	69,710

The accompanying notes are an integral part of the financial statements.

23

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tessenderlo Group (b)	339	$14,207
UCB SA	2,185	178,238
Umicore SA	3,542	187,904
Van de Velde NV	89	4,162
Warehouses De Pauw CVA	1,010	125,544
Wereldhave Belgium NV	83	9,724
X-Fab Silicon Foundries SE (a) (b) (d)	749	8,088
Xior Student Housing NV	241	10,854

		3,970,711

Bermuda — 0.6%
Aircastle Ltd.	799	15,868
Alibaba Health Information Technology Ltd. (b)	44,000	22,007
Alibaba Pictures Group Ltd. (b)	170,000	22,247
Alpha & Omega Semiconductor Ltd. (b)	428	6,613
Arch Capital Group Ltd. (b)	2,652	226,985
Argo Group International Holdings Ltd.	570	32,718
Aspen Insurance Holdings Ltd.	1,227	55,031
Assured Guaranty Ltd.	2,502	90,572
Athene Holding Ltd. Class A (b)	2,548	121,820
Axalta Coating Systems Ltd. (b)	4,597	138,783
Axis Capital Holdings Ltd.	1,768	101,784
Axovant Sciences Ltd. (a) (b)	785	1,044
The Bank of NT Butterfield & Son Ltd.	921	41,334
Beijing Enterprises Water Group Ltd.	76,000	42,745
Belmond Ltd. Class A (b)	1,490	16,613
Blue Capital Reinsurance Holdings Ltd.	180	2,196
Borr Drilling Ltd. (b)	3,741	18,568
Brightoil Petroleum Holdings Ltd. (b) (c)	52,000	9,939
Brilliance China Automotive Holdings Ltd.	42,000	88,338
Bunge Ltd.	3,038	224,630
BW LPG Ltd. (a) (b) (d)	651	3,007
BW Offshore Ltd. (b)	1,296	7,133
Cafe de Coral Holdings Ltd.	4,000	10,006
Central European Media Enterprises Ltd. Class A (b)	1,161	4,876
China Financial International Investments Ltd. (b)	50,000	1,729
China Gas Holdings Ltd.	24,000	88,040
China Oceanwide International Financial Ltd. (b)	20,000	2,787
China Resources Gas Group Ltd.	12,000	41,911
China Trustful Group Ltd. (b)	8,000	3,094
Chow Sang Sang Holdings International Ltd.	3,000	6,330
CK Infrastructure Holdings Ltd.	12,000	98,628

	Number of Shares	Value
CMBC Capital Holdings Ltd.	150,000	$11,378
COSCO SHIPPING Ports Ltd.	22,506	18,993
Credicorp Ltd.	917	208,196
CSI Properties Ltd.	50,000	3,095
Digital Domain Holdings Ltd. (b)	160,000	3,525
Emperor Capital Group Ltd.	42,000	3,244
Emperor International Holdings Ltd.	10,000	3,011
Enstar Group Ltd. (b)	190	39,947
Esprit Holdings Ltd. (b)	20,600	7,049
Essent Group Ltd. (b)	1,393	59,286
Everest Re Group Ltd.	879	225,745
Fairwood Holdings Ltd.	1,000	3,933
FDG Kinetic Ltd. (b)	26,000	1,899
First Pacific Co. Ltd.	24,000	13,102
Frontline Ltd. (a)	987	4,495
Frontline Ltd. (a)	995	4,408
G-Resources Group Ltd. (b)	336,000	3,092
GasLog Ltd.	661	10,873
Genpact Ltd.	3,296	105,439
Giordano International Ltd.	16,000	9,413
Global Brands Group Holding Ltd. (b)	76,000	4,298
Golar LNG Ltd.	1,621	44,351
Golden Ocean Group Ltd. (b)	905	7,198
GOME Retail Holdings Ltd.	165,000	17,994
Great Eagle Holdings Ltd.	3,053	15,538
Haier Electronics Group Co. Ltd.	18,000	64,814
Haitong International Securities Group Ltd.	24,584	14,462
Helen of Troy Ltd. (b)	465	40,455
Hiscox Ltd.	3,286	67,181
Hoegh LNG Holdings Ltd.	685	3,662
Hongkong Land Holdings Ltd.	77,500	535,735
Hsin Chong Group Holdings Ltd. (b) (c)	40,000	1,784
Huarong International Financial Holdings Ltd. (b)	12,900	3,614
Hudson Ltd. (b)	677	10,771
IHS Markit Ltd. (b)	8,326	401,646
Invesco Ltd.	8,697	278,391
James River Group Holdings Ltd.	433	15,359
Jardine Matheson Holdings Ltd.	3,800	234,398
Jardine Strategic Holdings Ltd.	3,800	146,200
Johnson Electric Holdings Ltd.	4,000	15,054
K Wah International Holdings Ltd.	14,000	9,415
Kerry Logistics Network Ltd.	6,500	9,658
Kerry Properties Ltd.	10,000	45,402
Kingston Financial Group Ltd.	74,000	33,479
Kosmos Energy Ltd. (b)	5,114	32,218
Kunlun Energy Co. Ltd	46,000	39,978
Lancashire Holdings Ltd.	2,300	18,726
Landing International Development Ltd. (b)	847,113	23,816
Lazard Ltd. Class A	2,539	133,450
Li & Fung Ltd.	92,000	45,426

The accompanying notes are an integral part of the financial statements.

24

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luk Fook Holdings International Ltd.	4,000	$14,578
Maiden Holdings Ltd.	1,177	7,650
Man Wah Holdings Ltd.	18,800	15,049
Marvell Technology Group Ltd.	8,623	181,083
Nabors Industries Ltd.	6,647	46,463
NewOcean Energy Holdings Ltd. (b)	14,000	3,209
Nine Dragons Paper Holdings Ltd.	24,000	36,380
Noble Group Ltd. (b)	15,380	927
Nordic American Tankers Ltd. (a)	2,624	5,091
Norwegian Cruise Line Holdings Ltd. (b)	4,335	229,625
NWS Holdings Ltd.	29,945	54,556
Odfjell Drilling Ltd. (b)	808	3,300
Pacific Basin Shipping Ltd. (b)	47,000	12,679
Petra Diamonds Ltd. (b)	5,406	4,979
RenaissanceRe Holdings Ltd.	865	119,811
Shangri-La Asia Ltd.	24,000	48,704
Ship Finance International Ltd. (a)	967	13,828
Signet Jewelers Ltd. (a)	1,304	50,230
Sihuan Pharmaceutical Holdings Group Ltd.	59,000	17,583
Silverlake Axis Ltd.	6,200	2,540
SmarTone Telecommunications Holdings Ltd.	5,500	5,869
Stolt-Nielsen Ltd.	365	4,472
Tai United Holdings Ltd.	20,000	2,436
Textainer Group Holdings Ltd. (b)	456	7,729
Texwinca Holdings Ltd.	10,000	5,271
Third Point Reinsurance Ltd. (b)	1,574	21,957
Town Health International Medical Group Ltd. (c)	62,000	5,451
Travelport Worldwide Ltd.	2,140	34,968
Triton International Ltd.	800	24,480
Validus Holdings Ltd.	1,667	112,439
VTech Holdings Ltd.	1,900	24,057
White Mountains Insurance Group Ltd.	77	63,334
XL Group Ltd.	5,446	300,946
Yue Yuen Industrial Holdings Ltd.	16,000	63,903

		6,147,549

Brazil — 0.3%
Ambev SA	65,377	476,647
Atacadao Distribuicao Comercio e Industria Ltda (b)	5,300	24,080
B3 SA - Brasil Bolsa Balcao	28,621	231,382
Banco Bradesco SA	12,640	147,287
Banco do Brasil SA	11,500	142,921
Banco Santander Brasil SA	5,900	71,323
BB Seguridade Participacoes SA	9,900	87,771
BR Malls Participacoes SA	11,055	39,010
BRF SA (b)	6,350	43,911
CCR SA	16,800	63,608

	Number of Shares	Value
Centrais Eletricas Brasileiras SA (b)	3,182	$20,240
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	49,827
Cia Energetica de Minas Gerais (b)	1,919	4,993
Cia Siderurgica Nacional SA (b)	8,000	21,324
Cielo SA	17,020	106,663
Cosan SA Industria e Comercio	2,300	28,919
EDP - Energias do Brasil SA	3,700	14,917
Empresa SA	8,900	58,094
Engie Brasil Energia SA	2,400	28,468
Equatorial Energia SA	2,800	60,640
Fibria Celulose SA	3,300	65,001
Hypera SA	4,600	50,383
Itausa - Investimentos Itau SA (b)	1,307	5,459
JBS SA	11,700	33,135
Klabin SA	8,300	52,041
Kroton Educacional SA	19,500	80,328
Localiza Rent a Car SA	6,615	57,545
Lojas Renner SA	10,060	104,670
M Dias Branco SA	1,500	23,176
Multiplan Empreendimentos Imobiliarios SA	1,148	23,882
Natura Cosmeticos SA	2,300	22,293
Odontoprev SA	4,100	18,541
Petroleo Brasileiro SA (b)	41,030	290,315
Porto Seguro SA	1,200	17,650
Qualicorp SA	3,200	21,595
Raia Drogasil SA	3,200	72,502
Rumo SA (b)	15,400	61,340
Sul America SA	2,697	17,931
Suzano Papel e Celulose SA	5,900	59,617
TIM Participacoes SA	12,400	54,085
Transmissora Alianca de Energia Eletrica SA	2,800	18,430
Ultrapar Participacoes SA	5,100	109,556
Vale SA	44,014	562,732
WEG SA	8,000	54,788

		3,599,020

British Virgin Islands — 0.0%
AquaVenture Holdings Ltd. (a) (b)	237	2,944
Biohaven Pharmaceutical Holding Co. Ltd. (b)	537	13,833

		16,777

Canada — 2.6%
Advantage Oil & Gas Ltd. (b)	1,862	5,506
Aecon Group, Inc.	615	8,764
Ag Growth International, Inc.	200	8,346
AGF Management Ltd.	579	2,948
Agnico Eagle Mines Ltd.	4,010	168,698
AGT Food & Ingredients, Inc. (a)	300	3,886
Aimia, Inc. (a)	1,518	2,038
Alacer Gold Corp. (b)	3,600	5,728

The accompanying notes are an integral part of the financial statements.

25

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alamos Gold, Inc. Class A	4,424	$23,007
Alaris Royalty Corp.	500	6,361
Algonquin Power & Utilities Corp.	4,251	42,135
Alimentation Couche-Tard, Inc. Class B	7,521	336,660
Allied Properties	4,908	154,514
AltaGas Ltd.	3,413	63,155
Altius Minerals Corp.	600	6,548
Altus Group Ltd. (a)	452	11,444
Aphria, Inc. (a) (b)	1,644	14,662
ARC Resources Ltd. (a)	5,581	60,820
Aritzia, Inc. (b)	527	4,933
Arizona Mining, Inc. (a) (b)	2,309	7,258
Artis REIT	7,753	81,782
Atco Ltd. Class I	1,500	48,178
Athabasca Oil Corp. (b)	5,700	5,265
Atlantic Power Corp. (a) (b)	2,551	5,357
Atlantic Power Corp. (a) (b)	1,700	3,576
ATS Automation Tooling Systems, Inc. (b)	840	11,534
Aurinia Pharmaceuticals, Inc. (a) (b)	691	3,636
Aurora Cannabis, Inc. (a) (b)	4,179	30,166
AutoCanada, Inc.	245	4,229
Avigilon Corp. (b)	340	7,120
B2Gold Corp. (b)	11,158	30,572
Badger Daylighting Ltd. (a)	424	8,481
Ballard Power Systems, Inc. (a) (b)	2,105	7,499
Bank of Montreal	11,274	851,621
The Bank of Nova Scotia	20,964	1,291,344
Barrick Gold Corp.	21,048	262,212
Baytex Energy Corp. (a) (b)	2,880	7,891
BCE, Inc.	2,857	122,942
Birchcliff Energy Ltd.	2,581	7,472
Bird Construction, Inc.	600	3,982
BlackBerry Ltd. (b)	8,477	97,446
Boardwalk REIT	1,984	68,174
Bombardier, Inc. Class B (b)	37,800	110,024
Bonavista Energy Corp. (a)	2,049	1,877
Bonterra Energy Corp.	400	4,111
Boralex, Inc.	774	13,439
Brookfield Asset Management, Inc. Class A	15,016	585,325
BRP, Inc.	432	16,591
CAE, Inc.	4,648	86,513
Cameco Corp.	6,762	61,461
Canaccord Genuity Group, Inc.	1,400	7,531
Canacol Energy Ltd. (a) (b)	1,800	5,882
Canada Goose Holdings, Inc. (a) (b)	393	13,150
Canadian Apartment Properties	7,244	208,883
Canadian Imperial Bank of Commerce (a)	7,675	677,456
Canadian National Railway Co.	13,213	965,682
Canadian Natural Resources Ltd.	19,249	605,103

	Number of Shares	Value
Canadian Pacific Railway Ltd.	2,560	$451,455
Canadian REIT	3,858	150,355
Canadian Tire Corp. Ltd. Class A	1,131	148,711
Canadian Utilities Ltd. Class A	2,017	53,840
Canadian Western Bank	990	25,396
Canfor Corp. (b)	843	19,204
Canfor Pulp Products, Inc.	246	3,168
Canopy Growth Corp. (a) (b)	1,852	48,386
Capital Power Corp.	1,137	21,392
Cara Operations Ltd.	197	4,466
Cardinal Energy Ltd. (a)	1,101	3,717
Cascades, Inc.	624	6,456
CCL Industries, Inc. Class B	2,545	128,480
Celestica, Inc. (b)	1,466	15,168
Cenovus Energy, Inc.	19,335	164,633
Centerra Gold, Inc. (b)	2,301	13,199
CES Energy Solutions Corp.	2,636	12,031
CGI Group, Inc. Class A (b)	4,472	257,903
Chartwell Retirement Residences	9,982	121,255
China Gold International Resources Corp. Ltd. (b)	3,500	7,226
Choice Properties REIT	600	5,407
Chorus Aviation, Inc.	212	1,366
CI Financial Corp. (a)	4,406	94,389
Cineplex, Inc.	719	17,496
Clearwater Seafoods, Inc. (a)	400	1,422
Cogeco Communications, Inc.	186	10,184
Cogeco, Inc. (a)	52	2,764
Colliers International Group, Inc.	404	28,047
Cominar REIT	9,064	90,686
Computer Modelling Group Ltd.	726	5,235
Constellation Software, Inc.	344	233,405
Corby Spirit and Wine Ltd.	200	3,018
Corus Entertainment, Inc. Class B	1,482	6,959
Cott Corp.	1,556	22,887
Crescent Point Energy Corp. (a)	9,572	65,084
Crew Energy, Inc. (b)	2,219	3,255
Crombie REIT	4,933	48,130
CT REIT	400	4,129
The Descartes Systems Group, Inc. (b)	859	24,550
Detour Gold Corp. (b)	1,971	19,949
DIRTT Environmental Solutions (b)	1,200	4,611
Dollarama, Inc.	1,890	229,702
Dorel Industries, Inc. Class B	283	6,403
Dream Global REIT	9,673	103,236
Dream Industrial REIT	500	3,699
Dream Office REIT	4,015	72,768
Dream Unlimited Corp. (b)	800	5,738
ECN Capital Corp.	4,335	11,575
Eldorado Gold Corp. (a) (b)	8,719	7,309
Element Fleet Management Corp. (a)	8,116	26,143
Emera, Inc. (a)	1,100	34,801
Empire Co. Ltd.	2,800	56,202

The accompanying notes are an integral part of the financial statements.

26

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Enbridge Income Fund Holdings, Inc.	1,519	$32,918
Enbridge, Inc.	28,954	910,635
EnCana Corp.	16,976	186,712
Endeavour Silver Corp. (b)	1,900	4,616
Enercare, Inc.	1,166	15,965
Enerflex Ltd.	1,098	13,091
Enerplus Corp.	2,764	31,087
Enghouse Systems Ltd.	206	10,897
Ensign Energy Services, Inc.	1,379	6,465
Entertainment One Ltd.	3,957	15,621
Equitable Group, Inc.	116	4,833
Evertz Technologies Ltd.	400	5,359
Exco Technologies Ltd.	400	2,822
Extendicare, Inc.	1,200	7,880
Fairfax Financial Holdings Ltd.	511	259,028
Fiera Capital Corp.	439	3,745
Finning International, Inc.	2,686	64,776
First Capital Realty, Inc. (a)	9,493	149,946
First Majestic Silver Corp. (a) (b)	2,021	12,377
First National Financial Corp. (a)	200	4,005
First Quantum Minerals Ltd.	11,671	163,875
FirstService Corp.	375	27,480
Fortis, Inc.	7,092	239,400
Fortuna Silver Mines, Inc. (b)	1,773	9,248
Franco-Nevada Corp.	3,192	217,780
Freehold Royalties Ltd. (a)	1,016	9,739
Genworth MI Canada, Inc. (a)	509	16,198
George Weston Ltd.	900	72,455
Gibson Energy, Inc. (a)	1,603	20,667
Gildan Activewear, Inc.	3,761	108,625
Gluskin Sheff + Associates, Inc. (a)	400	4,527
Goldcorp, Inc.	14,869	205,316
Granite REIT	2,484	97,964
Great Canadian Gaming Corp. (b)	633	16,086
Great-West Lifeco, Inc.	5,042	128,677
Guyana Goldfields, Inc. (b)	1,799	6,954
H&R REIT	16,468	268,811
High Liner Foods, Inc. (a)	300	2,596
Home Capital Group, Inc. (a)	659	6,936
Hudbay Minerals, Inc.	2,981	21,102
Hudson’s Bay Co. (a)	1,000	6,924
Husky Energy, Inc.	5,410	77,433
Hydro One Ltd. (d)	4,761	77,308
IAMGOLD Corp. (b)	5,285	27,402
IGM Financial, Inc.	1,239	36,227
IMAX Corp. (b)	952	18,278
Imperial Oil Ltd.	5,112	135,384
Industrial Alliance Insurance & Financial Services, Inc.	1,710	70,346
Innergex Renewable Energy, Inc. (a)	1,292	13,207
Intact Financial Corp.	2,526	189,810
Inter Pipeline Ltd.	6,385	110,815
Interfor Corp. (b)	812	14,805

	Number of Shares	Value
InterRent REIT	600	$4,713
Intertape Polymer Group, Inc.	633	10,175
Ivanhoe Mines Ltd. (b)	7,166	15,129
Jamieson Wellness, Inc.	471	8,408
The Jean Coutu Group PJC, Inc. Class A	1,400	26,688
Just Energy Group, Inc.	1,400	6,183
Kelt Exploration Ltd. (b)	1,633	8,720
Keyera Corp.	3,335	86,743
Killam Apartment REIT	4,587	49,418
Kinaxis, Inc. (b)	246	15,818
Kinder Morgan Canada Ltd. (d)	1,134	16,310
Kinross Gold Corp. (b)	19,838	78,376
Kirkland Lake Gold Ltd.	2,035	31,543
Klondex Mines Ltd. (a) (b)	2,500	5,918
Klondex Mines Ltd. (b)	2,403	5,647
Knight Therapeutics, Inc. (b)	1,309	7,874
Labrador Iron Ore Royalty Corp.	755	12,365
Laurentian Bank of Canada	500	18,380
Linamar Corp.	900	49,165
Lions Gate Entertainment Corp. Class A (a)	1,085	28,026
Lions Gate Entertainment Corp. Class B	2,206	53,120
Lithium Americas Corp. (a) (b)	765	4,145
Loblaw Cos. Ltd.	3,869	195,470
Lucara Diamond Corp.	4,100	6,397
Lundin Gold, Inc. (a) (b)	576	2,307
Lundin Mining Corp.	12,083	79,250
MAG Silver Corp. (b)	835	8,179
Magellan Aerospace Corp.	200	3,033
Magna International, Inc.	6,131	345,346
Major Drilling Group International, Inc. (b)	651	3,365
Manulife Financial Corp.	35,329	655,932
Maple Leaf Foods, Inc. (a)	1,028	25,055
Martinrea International, Inc.	959	11,337
Masonite International Corp. (b)	484	29,693
Maxar Technologies Ltd.	651	30,106
MDC Partners, Inc. Class A (b)	899	6,473
Medical Facilities Corp. (a)	400	4,356
MedReleaf Corp. (b)	419	5,698
MEG Energy Corp. (b)	2,581	9,115
Methanex Corp.	1,408	85,299
Metro, Inc.	3,766	120,140
Morguard REIT	400	4,201
Morneau Shepell, Inc.	655	13,142
MTY Food Group, Inc.	200	7,824
Mullen Group Ltd. (a)	1,159	13,251
National Bank of Canada	5,980	281,466
Nemaska Lithium, Inc. (a) (b)	4,401	4,509
Nevsun Resources Ltd.	3,149	7,504
New Flyer Industries, Inc.	610	27,727
New Gold, Inc. (b)	6,275	16,268
NexGen Energy Ltd. (a) (b)	3,011	5,188

The accompanying notes are an integral part of the financial statements.

27

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norbord, Inc.	494	$17,910
The North West Co., Inc. (a)	532	11,162
Northern Dynasty Minerals Ltd. (a) (b)	3,657	3,406
Northland Power, Inc. (a)	1,332	23,790
Northview Apartment REIT	2,767	55,411
NorthWest Healthcare Properties REIT	4,610	40,327
Novagold Resources, Inc. (a) (b)	2,924	12,664
Novanta, Inc. (b)	545	28,422
Novelion Therapeutics, Inc. (b)	391	1,368
Nutrien Ltd. (a)	11,333	535,620
NuVista Energy Ltd. (b)	1,998	10,949
Obsidian Energy Ltd. (b)	6,500	6,508
OceanaGold Corp.	7,467	20,111
Onex Corp.	1,467	105,805
Open Text Corp.	4,934	171,647
Osisko Gold Royalties Ltd. (a)	1,415	13,663
Osisko Mining, Inc. (b)	1,370	2,712
Painted Pony Energy Ltd. (a) (b)	2,012	3,326
Pan American Silver Corp.	1,740	28,051
Paramount Resources Ltd. Class A (a) (b)	894	10,291
Parex Resources, Inc. (b)	1,686	23,713
Parkland Fuel Corp.	1,477	33,235
Pason Systems, Inc.	906	12,131
Pembina Pipeline Corp.	9,168	286,066
Pengrowth Energy Corp. (a) (b)	6,400	4,123
Peyto Exploration & Development Corp. (a)	1,865	15,634
Power Corp. of Canada	6,064	138,380
Power Financial Corp.	4,118	103,114
PrairieSky Royalty Ltd. (a)	3,413	74,626
Precision Drilling Corp. (b)	3,364	9,348
Premier Gold Mines Ltd. (b)	2,300	5,034
Premium Brands Holdings Corp.	291	26,766
Pretium Resources, Inc. (b)	1,616	10,737
ProMetic Life Sciences, Inc. (a) (b)	7,211	4,925
Pure Industrial Real Estate Trust	16,477	102,825
Quebecor, Inc.	1,879	35,922
Raging River Exploration, Inc. (b)	2,566	12,428
Restaurant Brands International, Inc.	3,927	223,486
RioCan REIT	18,508	339,604
Ritchie Bros Auctioneers, Inc.	1,220	38,351
Rogers Communications, Inc. Class B	6,407	286,148
Rogers Sugar, Inc.	1,200	5,775
Royal Bank of Canada	25,556	1,974,101
Russel Metals, Inc.	694	15,115
Sandstorm Gold Ltd. (a) (b)	2,071	9,870
Saputo, Inc.	3,512	112,719
Savaria Corp. (a)	287	3,843
Seabridge Gold, Inc. (a) (b)	500	5,426
Secure Energy Services, Inc. (a)	1,908	10,870
SEMAFO, Inc. (b)	3,697	10,646

	Number of Shares	Value
Seven Generations Energy Ltd. Class A (b)	4,202	$52,185
Shaw Communications, Inc. Class B	7,502	144,526
ShawCor Ltd.	777	14,716
Shopify, Inc. Class A (b)	1,463	182,053
Sienna Senior Living, Inc.	700	9,688
Sierra Wireless, Inc. (a) (b)	357	5,888
Silvercorp Metals, Inc. (a)	1,413	3,806
Sleep Country Canada Holdings, Inc. (a) (d)	392	10,378
SmartCentres REIT	6,748	152,470
SNC-Lavalin Group, Inc.	3,121	137,040
Spartan Energy Corp. (b)	1,821	8,113
Spin Master Corp. (b) (d)	284	11,692
Sprott, Inc. (a)	1,059	2,556
SSR Mining, Inc. (b)	1,492	14,372
Stantec, Inc.	1,281	31,609
The Stars Group, Inc. (b)	1,433	39,553
Stella-Jones, Inc.	514	18,157
Stornoway Diamond Corp. (a) (b)	5,800	2,521
Student Transportation, Inc. (a)	1,223	9,151
Sun Life Financial, Inc.	10,587	434,787
Suncor Energy, Inc.	28,797	994,434
Superior Plus Corp.	1,690	16,187
Surge Energy, Inc. (a)	3,100	4,740
Tahoe Resources, Inc.	6,346	29,763
Tahoe Resources, Inc.	3,788	17,788
Tamarack Valley Energy Ltd. (b)	2,000	4,347
Taseko Mines Ltd. (b)	2,961	3,493
Teck Resources Ltd. Class B	9,743	250,920
Telus Corp.	3,187	111,910
TFI International, Inc.	1,012	26,008
Thomson Reuters Corp.	4,948	191,222
Timbercreek Financial Corp.	1,000	7,056
TMAC Resources, Inc. (a) (b)	500	3,074
TMX Group Ltd.	471	27,327
TORC Oil & Gas Ltd.	1,469	7,525
Torex Gold Resources, Inc. (b)	800	4,912
Toromont Industries Ltd.	894	38,810
The Toronto-Dominion Bank	32,300	1,832,928
Total Energy Services, Inc.	461	4,920
Tourmaline Oil Corp.	4,524	76,726
TransAlta Corp.	3,227	17,483
TransAlta Renewables, Inc. (a)	1,216	11,185
TransCanada Corp.	15,560	643,487
Transcontinental, Inc. Class A	750	14,815
Trevali Mining Corp. (b)	6,109	6,164
Trican Well Service Ltd. (b)	3,562	8,294
Tricon Capital Group, Inc.	1,666	12,737
Trinidad Drilling Ltd. (a) (b)	2,774	3,833
Turquoise Hill Resources Ltd. (b)	20,700	63,304
Ultra Petroleum Corp. (b)	3,294	13,736
Uni-Select, Inc. (a)	459	7,125

The accompanying notes are an integral part of the financial statements.

28

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Uranium Participation Corp. (b)	1,800	$5,393
Valeant Pharmaceuticals International, Inc. (b)	5,297	84,326
Valener, Inc. (a)	390	6,121
VBI Vaccines, Inc. (b)	591	2,068
Vermilion Energy, Inc. (a)	2,289	73,804
Wajax Corp.	300	5,672
West Fraser Timber Co. Ltd.	1,300	86,384
Western Forest Products, Inc.	4,155	8,353
WestJet Airlines Ltd.	400	7,358
Westshore Terminals Investment Corp.	580	10,030
Wheaton Precious Metals Corp.	7,631	155,481
Whitecap Resources, Inc.	4,660	28,502
Winpak Ltd.	325	12,222
WPT Industrial REIT	300	3,888
WSP Global, Inc.	994	45,783
XBiotech, Inc. (a) (b)	590	3,156
Yamana Gold, Inc. (a)	10,837	29,945

		28,231,660

Cayman Islands — 1.5%
3SBio, Inc. (b) (d)	13,500	30,670
58.com, Inc. ADR (b)	1,300	103,818
AAC Technologies Holdings, Inc.	10,270	187,790
Agile Group Holdings Ltd.	22,000	46,072
Airtac International Group	1,722	31,057
Alibaba Group Holding Ltd. Sponsored ADR (b)	16,052	2,946,184
Ambarella, Inc. (a) (b)	553	27,091
ANTA Sports Products Ltd.	15,000	76,355
ASM Pacific Technology Ltd.	4,500	63,687
Atlas Financial Holdings, Inc. (b)	281	2,908
Autohome, Inc. ADR	700	60,158
Baidu, Inc. Sponsored ADR (b)	3,843	857,719
Bright Smart Securities & Commodities Group Ltd.	6,000	1,939
Camsing International Holding Ltd. (b)	6,000	4,437
Chailease Holding Co. Ltd.	15,823	54,841
China Conch Venture Holdings Ltd.	23,000	70,592
China Evergrande Group (b)	46,000	147,189
China Huishan Dairy Holdings Co. Ltd. (b) (c) (e)	44,000	—
China LNG Group Ltd. (b)	28,000	4,283
China Medical System Holdings Ltd.	19,000	43,490
China Mengniu Dairy Co. Ltd.	37,000	128,083
China Resources Land Ltd.	38,000	140,020
China State Construction International Holdings Ltd.	29,250	35,922
CIFI Holdings Group Co. Ltd.	47,887	42,307
CK Asset Holdings Ltd.	175,500	1,485,100
CK Hutchison Holdings Ltd.	48,000	577,085

	Number of Shares	Value
CK Life Sciences Int’l Holdings, Inc.	42,000	$3,061
Consolidated Water Co. Ltd.	166	2,415
Convoy Global Holdings Ltd. (b) (c)	42,000	894
Country Garden Holdings Co. Ltd.	75,000	156,622
Ctrip.com International Ltd. ADR (b)	5,505	256,643
Endeavour Mining Corp. (b)	875	16,144
ENN Energy Holdings Ltd.	10,000	89,689
Fabrinet (b)	614	19,267
Far East Consortium International Ltd.	10,728	5,878
FIH Mobile Ltd.	39,000	8,474
Freeman FinTech Corp. Ltd. (b)	80,000	14,364
Fresh Del Monte Produce, Inc.	553	25,018
Fullshare Holdings Ltd.	98,000	54,754
GCL-Poly Energy Holdings Ltd. (b)	186,000	23,173
Geely Automobile Holdings Ltd.	69,000	201,537
General Interface Solution Holding Ltd.	2,377	14,660
Global Indemnity Ltd.	99	3,418
Goodbaby International Holdings Ltd.	11,000	7,572
Greenlight Capital Re Ltd. Class A (b)	491	7,881
Haitian International Holdings Ltd.	9,000	27,373
Health and Happiness H&H International Holdings Ltd. (b)	2,000	15,282
Hengan International Group Co. Ltd.	10,000	93,189
Herbalife Ltd. (b)	1,386	135,093
HKBN Ltd.	11,000	12,994
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	7,071
Ichor Holdings Ltd. (a) (b)	313	7,578
JD.com, Inc. ADR (b)	9,224	373,480
Kingboard Chemical Holdings Ltd.	9,000	41,777
Kingsoft Corp. Ltd.	11,000	35,367
Lee & Man Paper Manufacturing Ltd.	22,000	23,458
Leyou Technologies Holdings Ltd. (b)	15,000	3,115
Longfor Properties Co. Ltd.	21,500	66,397
Macau Legend Development Ltd. (b)	26,000	3,825
Meitu, Inc. (b) (d)	18,000	20,801
Melco Resorts & Entertainment Ltd. ADR	4,360	126,353
MGM China Holdings Ltd.	20,400	53,297
Microport Scientific Corp.	5,015	5,468
Minth Group Ltd.	14,000	64,180
Momo, Inc. Sponsored ADR (b)	1,500	56,070
Nameson Holdings Ltd.	10,000	2,155
Neo Telemedia Ltd.	68,000	1,508
NetEase, Inc. ADR	1,110	311,233
New Oriental Education & Technology Group, Inc. Sponsored ADR	1,900	166,535
Nexteer Automotive Group Ltd.	12,000	18,331
O Luxe Holdings Ltd. (b)	24,000	5,436
OP Financial Investments Ltd.	10,067	4,039
Pacific Textiles Holdings Ltd.	10,000	9,593
Phoenix Group Holdings	4,266	45,730

The accompanying notes are an integral part of the financial statements.

29

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regina Miracle International Holdings Ltd. (d)	5,000	$4,376
SA SA International Holdings Ltd.	10,673	5,542
Sands China Ltd.	42,800	232,404
Semiconductor Manufacturing International Corp. (b)	38,700	51,144
Shenzhou International Group Holdings Ltd.	9,533	101,571
Shimao Property Holdings Ltd.	15,500	44,386
SINA Corp. (b)	800	83,416
Sino Biopharmaceutical Ltd.	61,000	121,573
SITC International Holdings Co. Ltd.	15,000	15,030
SMART Global Holdings, Inc. (b)	145	7,227
SOHO China Ltd.	26,000	13,696
Sunac China Holdings Ltd.	33,000	129,645
SUNeVision Holdings Ltd.	7,000	4,436
Sunny Optical Technology Group Co. Ltd.	9,798	184,860
TAL Education Group Sponsored ADR	4,481	166,200
Tencent Holdings Ltd.	79,377	4,225,335
Theravance Biopharma, Inc. (a) (b)	703	17,048
Tingyi Cayman Islands Holding Corp.	26,000	54,364
The United Laboratories International Holdings Ltd. (b)	8,000	8,344
Value Partners Group Ltd.	12,000	11,329
Vipshop Holdings Ltd. ADR (b)	5,700	94,734
Vision Fame International Holding Ltd. (b)	42,000	1,630
VSTECS Holdings Ltd.	10,000	5,356
Want Want China Holdings Ltd.	71,000	57,485
Weibo Corp. Sponsored ADR (b)	626	74,832
WH Group Ltd. (d)	147,037	158,049
Wharf Real Estate Investment Co. Ltd. (b)	78,612	514,645
Wynn Macau Ltd.	25,600	93,881
Xinyi Glass Holdings Co. Ltd.	20,000	30,518
YY, Inc. ADR (b)	600	63,120
Zhen Ding Technology Holding Ltd.	6,000	14,513

		16,407,678

Chile — 0.1%
AES Gener SA	45,565	12,815
Aguas Andinas SA Class A	41,816	27,282
Banco de Chile	341,814	57,626
Banco de Credito e Inversiones SA	617	46,076
Banco Santander Chile	887,916	74,986
Cencosud SA	19,977	61,165
Cia Cervecerias Unidas SA	1,995	29,276
Colbun SA	117,395	28,178
Empresa Nacional de Telecomunicaciones SA	2,168	25,112

	Number of Shares	Value
Empresas CMPC SA	17,291	$65,854
Empresas COPEC SA	5,465	85,066
Enel Americas SA	393,779	92,527
Enel Chile SA	255,901	33,171
Enel Generacion Chile SA	44,217	36,060
Itau CorpBanca	2,123,668	20,396
Latam Airlines Group SA	4,168	65,221
SACI Falabella	9,975	95,637

		856,448

China — 0.7%
Agricultural Bank of China Ltd. Class H	365,000	209,898
Air China Ltd. Class H	24,000	30,937
Aluminum Corp. of China Ltd. Class H (b)	56,000	31,370
Anhui Conch Cement Co. Ltd. Class H	17,000	93,780
AviChina Industry & Technology Co. Ltd. Class H	32,000	22,702
Bank of China Ltd. Class H	1,109,149	602,807
Bank of Communications Co. Ltd. Class H	121,000	95,588
Beijing Capital International Airport Co. Ltd. Class H	22,000	29,779
BYD Co. Ltd. Class H	9,000	70,920
CGN Power Co. Ltd. Class H (d)	144,000	37,488
China Cinda Asset Management Co. Ltd. Class H	120,000	44,052
China CITIC Bank Class H	128,000	88,289
China Communications Construction Co. Ltd. Class H	60,000	62,032
China Communications Services Corp. Ltd. Class H	34,000	20,399
China Construction Bank Corp. Class H	1,173,198	1,219,067
China Everbright Bank Co. Ltd. Class H	42,000	20,348
China Galaxy Securities Co. Ltd. Class H	46,500	31,192
China Huarong Asset Management Co. Ltd. (d)	138,798	58,797
China Life Insurance Co. Ltd. Class H	104,000	288,949
China Longyuan Power Group Corp. Class H	42,000	32,400
China Merchants Bank Co. Ltd. Class H	54,000	224,008
China Molybdenum Co. Ltd. Class H	51,000	39,021
China National Building Material Co. Ltd. Class H	38,000	41,823
China Oilfield Services Ltd. Class H	26,000	27,337
China Pacific Insurance Group Co. Ltd. Class H	36,400	164,844
China Petroleum & Chemical Corp. Class H	360,000	319,203

The accompanying notes are an integral part of the financial statements.

30

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Railway Construction Corp. Ltd. Class H	26,500	$26,766
China Railway Group Ltd. Class H	54,000	37,627
China Shenhua Energy Co. Ltd. Class H	47,000	118,097
China Southern Airlines Co. Ltd. Class H	24,000	25,271
China Telecom Corp. Ltd. Class H	190,000	84,254
China Vanke Co. Ltd. Class H	16,600	76,547
Chongqing Rural Commercial Bank Class H	38,000	29,338
CITIC Securities Co. Ltd. Class H	31,000	71,779
CRRC Corp. Ltd. Class H	57,000	48,964
Dongfeng Motor Group Co. Ltd. Class H	36,000	42,005
Fuyao Glass Industry Group Co. Ltd. Class H (d)	5,127	19,912
GF Securities Co. Ltd. Class H	19,200	35,596
Great Wall Motor Co. Ltd. Class H	44,500	44,976
Guangzhou Automobile Group Co. Ltd. Class H	30,000	55,725
Guangzhou R&F Properties Co. Ltd. Class H	12,800	32,303
Haitong Securities Co. Ltd. Class H	45,200	60,169
Huaneng Power International, Inc. Class H	56,000	37,695
Huaneng Renewables Corp. Ltd. Class H	70,000	26,301
Huatai Securities Co. Ltd. Class H (d)	22,800	44,190
Industrial & Commercial Bank of China Ltd. Class H	1,025,238	889,047
Jiangsu Expressway Co. Ltd. Class H	16,000	22,765
Jiangxi Copper Co. Ltd. Class H	17,000	24,514
New China Life Insurance Co. Ltd. Class H	11,100	52,283
The People’s Insurance Co. Group Ltd. Class H	103,000	48,636
PetroChina Co. Ltd. Class H	294,319	204,740
PICC Property & Casualty Co. Ltd. Class H	64,000	113,190
Ping An Insurance Group Co. of China Ltd. Class H	72,322	744,163
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	28,000	18,742
Shanghai Electric Group Co. Ltd. Class H (b)	42,000	14,605
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,000	43,538
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	12,800	18,327
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,700	26,122
Sinopec Shanghai Petrochemical Co. Ltd. Class H	50,000	30,567
Sinopharm Group Co. Ltd. Class H	16,400	82,500

	Number of Shares	Value
TravelSky Technology Ltd. Class H	13,000	$38,087
Tsingtao Brewery Co. Ltd. Class H	5,049	26,619
Weichai Power Co. Ltd. Class H	28,000	31,649
Yanzhou Coal Mining Co. Ltd. Class H	26,000	33,618
Zhejiang Expressway Co. Ltd. Class H	22,000	22,591
Zhuzhou CSR Times Electric Co. Ltd. Class H	7,400	36,124
Zijin Mining Group Co. Ltd. Class H	80,000	36,251
ZTE Corp. Class H (b)	9,000	29,700

		7,412,923

Colombia — 0.0%
Bancolombia SA	3,429	37,283
Cementos Argos SA	5,924	20,688
Ecopetrol SA	69,946	67,472
Grupo Argos SA	3,852	26,058
Grupo de Inversiones Suramericana SA	2,838	37,953
Interconexion Electrica SA ESP	5,085	24,235

		213,689

Czech Republic — 0.0%
CEZ AS	2,246	56,042
Komercni banka AS	1,019	46,501
Moneta Money Bank AS (d)	6,396	26,527
O2 Czech Republic AS	706	9,752

		138,822

Denmark — 0.5%
ALK-Abello A/S (b)	82	10,304
Alm Brand A/S	578	5,909
Ambu A/S	1,673	37,948
AP Moller - Maersk A/S Class A	69	101,513
AP Moller - Maersk A/S Class B	112	174,588
Bakkafrost P/F	481	26,375
Bang & Olufsen A/S (b)	392	9,950
Bavarian Nordic A/S (b)	370	11,636
Carlsberg A/S Class B	1,871	223,582
Chr Hansen Holding A/S	1,686	145,674
Coloplast A/S Class B	2,005	169,929
D/S Norden A/S (b)	355	6,395
Danske Bank A/S	12,924	482,996
Dfds A/S	354	19,887
DSV A/S	3,411	268,990
FLSmidth & Co. A/S	432	27,922
Genmab A/S (b)	1,069	230,139
GN Store Nord A/S	1,564	55,499
H Lundbeck A/S	1,195	66,797
IC Group A/S	29	676
ISS A/S	3,052	113,254
Jyske Bank A/S Registered	684	40,526
Matas A/S	345	3,736
Nilfisk Holding A/S (b)	332	15,580

The accompanying notes are an integral part of the financial statements.

31

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NKT A/S (b)	326	$10,664
NNIT A/S (d)	176	5,062
Novo Nordisk A/S Class B	32,652	1,606,623
Novozymes A/S Class B	4,034	208,901
Orsted A/S (d)	3,413	222,220
Pandora A/S	1,931	209,316
Per Aarsleff Holding A/S	192	7,196
Rockwool International A/S Class B	96	28,568
Royal Unibrew A/S	537	35,703
Scandinavian Tobacco Group A/S Class A (d)	666	11,725
Schouw & Co. A/S	136	13,491
SimCorp A/S	438	30,528
Solar A/S Class B	87	5,746
Spar Nord Bank A/S	1,006	12,020
Sydbank A/S	779	28,726
TDC A/S (b)	12,708	105,418
Topdanmark A/S (b)	649	30,736
Tryg A/S	2,164	50,474
Vestas Wind Systems A/S	3,927	281,167
William Demant Holding A/S (b)	2,010	74,838
Zealand Pharma A/S (b)	385	5,949

		5,234,876

Egypt — 0.0%
Commercial International Bank Egypt SAE	13,854	70,003
Eastern Tobacco	561	18,915
Global Telecom Holding SAE (b)	32,702	12,057

		100,975

Finland — 0.3%
Amer Sports OYJ (a)	1,346	41,544
Atria OYJ	36	546
Cargotec OYJ Class B	441	23,520
Caverion OYJ (a) (b)	938	7,091
Citycon OYJ (a)	24,251	54,567
Cramo OYJ	421	8,796
DNA Oyj	727	15,793
Elisa OYJ	2,365	107,121
F-Secure OYJ	1,232	5,549
Ferratum OYJ	146	4,620
Finnair OYJ	595	8,289
Fortum OYJ (a)	8,220	176,746
Huhtamaki OYJ	1,051	46,161
Kemira OYJ	1,098	14,068
Kesko OYJ Class B	748	42,898
Kone OYJ Class B	5,994	299,403
Konecranes OYJ	769	33,418
Lehto Group OYJ	319	4,597
Metsa Board OYJ	2,261	22,732
Metso OYJ (a)	2,214	69,901
Neste OYJ (a)	2,411	168,157
Nokia OYJ	104,120	575,539

	Number of Shares	Value
Nokian Renkaat OYJ	2,274	$103,436
Oriola OYJ Class B	1,585	4,805
Orion OYJ Class B	2,057	63,014
Outokumpu OYJ	3,573	24,411
Outotec OYJ (b)	1,422	12,726
Ponsse OYJ	156	5,502
Ramirent OYJ	842	6,953
Sampo OYJ Class A	7,618	424,888
Sanoma OYJ	758	8,897
Stockmann OYJ Abp Class B (a) (b)	492	2,308
Stora Enso OYJ Class R	10,156	186,940
Technopolis OYJ	9,106	41,172
Tieto OYJ	599	19,997
Tikkurila Oyj (a)	431	8,294
Tokmanni Group Corp.	418	3,416
UPM-Kymmene OYJ	9,475	351,605
Uponor OYJ	606	10,138
Valmet OYJ (a)	1,461	29,319
Wartsila OYJ Abp	7,620	168,583
YIT OYJ (a)	1,814	15,207

		3,222,667

France — 2.7%
AB Science SA (a) (b)	232	2,350
ABC arbitrage	441	3,647
Accor SA	3,209	173,348
Aeroports de Paris	488	106,379
Air France KLM (b)	2,186	24,286
Air Liquide SA	7,468	915,722
Albioma SA	293	6,944
ALD SA (a) (b) (d)	1,131	18,415
Alstom SA	2,766	124,780
Altamir	258	4,175
Alten SA	328	31,633
Altran Technologies SA (a)	1,808	26,797
Amundi SA (d)	1,042	83,854
Arkema SA	1,259	164,403
Assystem	63	2,160
Atos SE	1,641	224,680
Aubay	64	3,291
AXA SA	33,913	902,830
Axway Software SA	113	2,503
Beneteau SA	426	9,276
BioMerieux	744	61,434
BNP Paribas SA	19,620	1,454,733
Boiron SA	64	5,397
Bollore SA (b)	99	528
Bollore SA	13,542	72,271
Bonduelle SCA	145	6,136
Bourbon Corp. (a)	377	2,212
Bouygues SA	3,638	182,495
Bureau Veritas SA	4,306	111,978
Capgemini SE	2,856	356,199

The accompanying notes are an integral part of the financial statements.

32

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carmila SA	1,132	$33,443
Carrefour SA (a)	10,630	220,778
Casino Guichard Perrachon SA (a)	1,091	53,494
Cellectis SA (b)	249	7,919
Chargeurs SA	184	5,381
Chargeurs Sa (b)	3	81
Cie de Saint-Gobain	8,770	463,241
Cie des Alpes	116	4,221
Cie Generale des Etablissements Michelin SCA	2,929	432,947
CNP Assurances	3,429	86,579
Coface SA (b)	1,028	11,767
Credit Agricole SA	20,493	333,441
Danone SA	10,682	865,183
Dassault Aviation SA	49	93,642
Dassault Systemes SE	2,291	311,647
DBV Technologies SA (a) (b)	186	8,670
Derichebourg SA	858	7,561
Devoteam SA	66	6,996
Direct Energie (a)	133	5,012
Edenred	3,712	129,164
Eiffage SA	1,227	139,775
Electricite de France SA	9,990	144,864
Elior Group SA (d)	1,287	27,994
Elis SA	714	17,682
Elis SA	1,175	29,112
Engie SA	32,476	542,561
Eramet (b)	104	14,342
Essilor International Cie Generale d’Optique SA	3,632	490,280
Esso SA Francaise (b)	22	1,177
Eurazeo SA	602	55,434
Europcar Groupe SA (d)	947	10,541
Eutelsat Communications SA	3,444	68,294
Faurecia SA	1,338	108,413
FFP	68	8,389
Figeac-Aero (a) (b)	134	2,707
Fnac Darty SA (b)	204	21,871
Fonciere Des Regions	2,380	262,777
Gaztransport Et Technigaz SA	255	15,996
Gecina SA	3,075	534,465
Genfit (a) (b)	317	9,182
Getlink SE	8,705	124,279
GL Events	109	3,282
Groupe Crit	35	3,766
Groupe Guillin	87	3,700
Guerbet	78	6,214
Haulotte Group SA	140	2,887
Hermes International	561	332,638
ICADE	2,156	209,531
ID Logistics Group (b)	34	6,068
Iliad SA	433	89,625
Imerys SA	705	68,564

	Number of Shares	Value
Ingenico Group SA	969	$78,842
Innate Pharma SA (a) (b)	632	4,469
Interparfums SA	170	7,833
Ipsen SA	656	101,864
Ipsos	397	15,610
Jacquet Metal Service	109	3,941
JCDecaux SA	1,513	52,805
Kaufman & Broad SA	219	11,546
Kering SA	1,352	648,277
Klepierre	13,681	552,028
Korian SA	527	17,848
L’Oreal SA	4,473	1,010,486
Lagardere S.C.A	2,338	66,819
Legrand SA	4,786	375,631
LISI	225	9,074
LNA Sante SA	42	2,928
LVMH Moet Hennessy Louis Vuitton SE	4,848	1,495,070
Maisons du Monde SA (d)	497	18,154
Manitou BF SA	124	5,270
Marie Brizard Wine & Spirits SA (a) (b)	115	1,255
Mercialys SA	2,670	51,296
Mersen	144	6,555
Metropole Television SA	278	7,163
MGI Coutier	141	5,318
Natixis SA	17,420	142,987
Naturex (b)	60	9,898
Neopost SA	424	11,179
Nexans SA	313	16,206
Nexity SA	516	33,102
Oeneo SA	187	2,340
Orange SA	35,426	601,630
Orpea	503	64,002
Parrot SA (b)	257	1,654
Pernod Ricard SA	3,771	628,190
Peugeot SA	10,346	249,155
Pierre & Vacances SA (b)	58	2,596
Plastic Omnium SA	713	34,182
Plastivaloire	143	3,216
Publicis Groupe SA	3,538	246,509
Rallye SA (a)	355	5,335
Remy Cointreau SA	367	52,353
Renault SA	3,413	414,636
Rexel SA	5,775	97,811
Rubis SCA	973	70,315
Safran SA	5,848	619,719
Sanofi	19,805	1,591,435
Sartorius Stedim Biotech	311	28,153
Schneider Electric SE	10,007	880,224
SCOR SE	2,901	118,815
SEB SA	428	81,813
Societe BIC SA	420	41,812

The accompanying notes are an integral part of the financial statements.

33

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Societe Generale SA	13,545	$736,920
Societe Television Francaise 1	446	6,075
Sodexo SA	1,620	163,445
SOITEC (b)	199	14,462
Solocal Group (b)	5,926	8,403
Sopra Steria Group	166	33,889
SPIE SA	1,228	27,188
SRP Groupe SA (a) (b) (d)	197	1,899
Ste Industrielle d’Aviation Latecoere SA (b)	683	4,188
Suez	5,948	86,259
Synergie SA	71	4,469
Tarkett SA	378	12,669
Technicolor SA Registered	4,426	7,499
Teleperformance	1,010	156,719
Thales SA	1,862	226,890
Total SA	41,350	2,350,071
Trigano SA	96	17,369
Ubisoft Entertainment SA (b)	1,374	116,065
Unibail-Rodamco SE (a)	6,535	1,495,907
Valeo SA	4,242	280,521
Vallourec SA (a) (b)	3,787	20,159
Veolia Environnement SA	8,714	206,649
Vicat SA	210	15,868
Vinci SA	8,931	879,356
Virbac SA (b)	57	8,381
Vivendi SA	17,988	465,575
Wendel SA	556	86,786
Worldline SA (b) (d)	429	21,819

		29,577,282

Germany — 2.6%
1&1 Drillisch AG	968	65,204
Aareal Bank AG	643	30,675
adidas AG	3,280	794,354
ADLER Real Estate AG (b)	1,672	28,239
ADVA Optical Networking SE (b)	602	3,970
AIXTRON SE (b)	1,234	23,855
Allianz SE Registered	7,842	1,772,248
alstria office REIT-AG	8,460	132,647
Amadeus Fire AG	52	5,816
Aumann AG (b) (d)	79	5,015
AURELIUS Equity Opportunities SE & Co. KGaA	266	18,527
Aurubis AG	389	32,748
Axel Springer SE	814	68,148
BASF SE	16,163	1,642,659
Basler AG	18	3,837
Bauer AG	118	2,783
Bayer AG Registered	14,552	1,645,440
Bayerische Motoren Werke AG	5,879	638,020
BayWa AG	204	7,197
Bechtle AG	339	27,499

	Number of Shares	Value
Beiersdorf AG	1,751	$198,282
Bertrandt AG	58	6,620
bet-at-home.com AG	39	3,293
Bilfinger Berger AG	333	15,176
Borussia Dortmund GmbH & Co. KGaA	577	3,628
Brenntag AG	2,646	157,467
CANCOM SE	181	18,655
Carl Zeiss Meditec AG	459	29,310
CECONOMY AG	2,037	23,490
CENTROTEC Sustainable AG	114	1,976
Cewe Stiftung & Co. KGAA	47	4,622
comdirect bank AG	403	5,851
Commerzbank AG (b)	18,688	242,799
CompuGroup Medical SE	287	15,545
Continental AG	1,930	533,114
Covestro AG (d)	2,846	280,136
CTS Eventim AG & Co. KGaA	554	25,996
Daimler AG Registered	16,765	1,424,609
Deutsche Bank AG Registered	36,674	511,354
Deutsche Beteiligungs AG	164	7,955
Deutsche Boerse AG	3,326	453,086
Deutsche EuroShop AG	2,925	107,240
Deutsche Lufthansa AG Registered	4,474	142,916
Deutsche Pfandbriefbank AG (d)	1,331	20,986
Deutsche Post AG Registered	16,988	742,873
Deutsche Telekom AG Registered	59,016	962,739
Deutsche Wohnen SE	23,121	1,079,194
Deutz AG	1,379	12,657
DIC Asset AG	2,716	34,255
Diebold Nixdorf AG (b)	77	6,386
DMG Mori AG	251	14,433
Draegerwerk AG & Co. KGaA	40	2,952
Duerr AG	299	32,851
E.ON SE	38,170	424,157
Elmos Semiconductor AG	151	4,636
ElringKlinger AG	386	7,202
Encavis AG	1,138	8,987
Evonik Industries AG	2,780	98,088
Evotec AG (b)	1,433	28,102
Fraport AG Frankfurt Airport Services Worldwide	674	66,515
Freenet AG	1,461	44,466
Fresenius Medical Care AG & Co. KGaA	3,885	396,683
Fresenius SE & Co. KGaA	7,351	561,490
GEA Group AG	3,121	132,773
Gerresheimer AG	357	29,321
Gerry Weber International AG	356	3,439
GFT Technologies SE	233	3,738
Grammer AG	100	6,276
GRENKE AG	307	32,580
Hamborner REIT AG	4,612	53,548

The accompanying notes are an integral part of the financial statements.

34

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hamburger Hafen und Logistik AG	261	$5,874
Hannover Rueck SE	1,116	152,415
Hapag-Lloyd AG (b) (d)	474	18,512
HeidelbergCement AG	2,606	256,045
Heidelberger Druckmaschinen AG (b)	3,378	12,667
Henkel AG & Co. KGaA	1,807	227,429
HOCHTIEF AG	384	71,773
Hornbach Baumarkt AG	128	4,413
HUGO BOSS AG	1,251	109,030
Hypoport AG (b)	42	7,054
Indus Holding AG	217	15,217
Infineon Technologies AG	19,916	533,550
Innogy SE (d)	2,219	104,968
Isra Vision AG	34	7,166
Jenoptik AG	590	20,871
JOST Werke AG (b) (d)	165	7,437
K+S AG Registered	3,790	109,401
KION Group AG	1,191	111,145
Kloeckner & Co. SE	754	9,463
Koenig & Bauer AG	144	13,217
KPS AG	190	2,081
Krones AG	178	23,990
KWS Saat SE	20	7,775
LANXESS AG	1,516	116,235
LEG Immobilien AG	3,730	419,669
Leoni AG	359	22,966
Linde AG (b)	3,311	697,024
MAN SE	604	70,423
Manz AG (b)	75	2,887
MBB SE	28	3,103
Merck KGaA	2,245	215,374
METRO AG	3,681	65,183
MLP SE	515	3,133
MorphoSys AG (b)	318	32,527
MTU Aero Engines AG	921	155,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,733	635,611
Nemetschek SE	223	25,019
Nordex SE (b)	636	5,537
Norma Group SE	368	27,570
OHB SE	53	2,296
OSRAM Licht AG	1,776	130,770
PATRIZIA Immobilien AG (b)	549	12,180
Pfeiffer Vacuum Technology AG	80	12,440
ProSiebenSat.1 Media SE	3,948	136,932
Rational AG	39	24,557
Rheinmetall AG	503	71,512
Rhoen-Klinikum AG	370	12,474
RIB Software AG	398	8,485
Rocket Internet SE (b) (d)	632	19,415
RWE AG (b)	9,072	224,099

	Number of Shares	Value
Salzgitter AG	449	$23,019
SAP SE	17,225	1,802,528
Scout24 AG (d)	1,052	49,045
SGL Carbon SE (b)	693	9,774
Siemens AG Registered	13,460	1,716,825
Siemens Healthineers AG (b) (d)	2,636	108,332
Siltronic AG (b)	242	41,426
Sixt Leasing SE	193	3,898
Sixt SE	142	15,410
SLM Solutions Group AG (b)	167	6,613
SMA Solar Technology AG	169	9,572
Software AG	569	29,799
STADA Arzneimittel AG	286	29,441
STRATEC Biomedical AG	41	3,708
Stroeer SE & Co KGaA	305	21,335
Suedzucker AG	818	13,884
Surteco SE	111	3,445
Symrise AG	2,144	172,636
TAG Immobilien AG	8,442	175,143
Takkt AG	329	7,495
Telefonica Deutschland Holding AG	14,834	69,700
thyssenkrupp AG	7,649	199,487
TLG Immobilien AG	5,061	138,983
TUI AG	7,456	160,069
Uniper Se	3,643	111,031
United Internet AG Registered	2,055	129,420
VERBIO Vereinigte BioEnergie AG	167	879
Volkswagen AG	538	107,725
Vonovia SE	31,459	1,560,123
Vossloh AG (b)	96	4,813
VTG AG	173	9,794
Wacker Chemie AG	181	29,741
Wacker Neuson SE	324	11,249
Washtec AG	131	12,488
Wirecard AG	2,101	248,356
Wuestenrot & Wuerttembergische AG	234	5,529
XING SE	31	9,038
Zalando SE (b) (d)	1,807	98,579
zooplus AG (b)	69	12,578

		28,120,398

Greece — 0.0%
Alpha Bank AE (b)	19,508	41,799
Eurobank Ergasias SA (b)	21,797	20,802
FF Group (b)	294	5,742
Hellenic Telecommunications Organization SA	3,518	47,808
Jumbo SA	1,289	23,083
National Bank of Greece SA (b)	79,699	25,818
OPAP SA	2,715	31,131
Piraeus Bank SA (b)	3,069	9,803

The accompanying notes are an integral part of the financial statements.

35

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Titan Cement Co. SA	674	$16,774

		222,760

Hong Kong — 1.2%
AIA Group Ltd.	210,800	1,799,573
The Bank of East Asia Ltd.	24,134	96,875
Beijing Enterprises Holdings Ltd.	7,000	36,835
BOC Hong Kong Holdings Ltd.	66,000	323,653
BYD Electronic International Co. Ltd.	9,500	17,988
Champion REIT	115,000	82,208
China Everbright International Ltd.	33,000	46,596
China Everbright Ltd.	12,000	25,339
China Jinmao Holdings Group Ltd	72,000	41,580
China Merchants Holdings International Co. Ltd.	17,899	39,726
China Minsheng Banking Corp. Ltd. Class H	78,000	76,506
China Mobile Ltd.	85,788	784,923
China Overseas Land & Investment Ltd.	54,000	189,832
China Resources Beer Holdings Company Ltd.	20,732	90,660
China Resources Pharmaceutical Group Ltd. (d)	26,000	36,649
China Resources Power Holdings Co. Ltd.	28,000	51,488
China Taiping Insurance Holdings Co. Ltd.	23,200	77,775
China Unicom Ltd. (b)	84,000	107,104
Chong Hing Bank Ltd.	2,000	4,035
CITIC Ltd.	81,000	114,274
CITIC Telecom International Holdings Ltd.	12,000	3,488
CLP Holdings Ltd.	28,500	291,337
CNOOC Ltd.	251,345	370,915
CSPC Pharmaceutical Group Ltd.	66,000	177,674
Dah Sing Banking Group Ltd.	4,400	9,642
Dah Sing Financial Holdings Ltd.	1,600	10,162
Far East Horizon Ltd.	26,000	27,678
Fosun International Ltd.	36,000	78,996
Galaxy Entertainment Group Ltd.	42,000	385,004
Guangdong Investment Ltd.	40,000	63,367
Guotai Junan International Holdings Ltd.	30,000	8,737
Hang Lung Group Ltd.	13,000	42,618
Hang Lung Properties Ltd.	129,000	302,704
Hang Seng Bank Ltd.	13,600	317,072
Henderson Land Development Co. Ltd.	72,400	474,344
HK Electric Investments & HK Electric Investments Ltd. Class SS (d)	51,000	49,315
HKT Trust & HKT Ltd.	63,000	79,297
Hong Kong & China Gas Co. Ltd.	145,400	299,777

	Number of Shares	Value
Hong Kong Exchanges & Clearing Ltd.	20,553	$675,574
Hopewell Holdings Ltd.	6,500	25,038
Hysan Development Co. Ltd.	39,000	206,989
Lai Sun Development Co. Ltd.	2,128	3,522
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	7,000	2,998
Lenovo Group Ltd.	106,000	54,523
Link REIT	143,000	1,226,420
Liu Chong Hing Investment Ltd.	2,000	3,241
Mason Group Holdings Ltd. (b)	187,200	3,053
Melco International Development Ltd.	9,000	26,381
MTR Corp. Ltd.	25,162	136,001
New World Development Co. Ltd.	370,413	528,058
PCCW Ltd.	81,000	46,995
Power Assets Holdings Ltd.	23,500	210,417
Prosperity REIT	11,000	4,584
Regal REIT	8,000	2,443
Shanghai Industrial Holdings Ltd.	7,000	18,352
Shun Tak Holdings Ltd.	14,000	5,811
Singamas Container Holdings Ltd.	18,000	3,053
Sino Land Co. Ltd.	199,766	325,068
Sino-Ocean Land Holdings Ltd.	39,500	28,887
SJM Holdings Ltd.	37,000	32,423
Sun Art Retail Group Ltd.	34,500	40,630
Sun Hung Kai & Co. Ltd.	3,000	1,877
Sun Hung Kai Properties Ltd.	94,000	1,497,409
Sunlight REIT	12,000	8,161
Swire Pacific Ltd. Class A	8,000	81,171
Swire Properties Ltd.	70,200	246,853
Techtronic Industries Co. Ltd.	23,000	135,861
Television Broadcasts Ltd.	3,800	12,659
The Wharf Holdings Ltd.	79,000	273,672
Wheelock & Co. Ltd.	13,000	95,339

		12,999,209

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	5,026	55,073
OTP Bank PLC	3,265	147,171
Richter Gedeon Nyrt	1,926	40,290

		242,534

Indonesia — 0.1%
Adaro Energy Tbk PT	218,200	33,973
AKR Corporindo Tbk PT	27,500	11,379
Astra International Tbk PT	275,300	146,650
Bank Central Asia Tbk PT	139,300	236,506
Bank Danamon Indonesia Tbk PT	50,400	25,263
Bank Mandiri Persero Tbk PT	259,500	145,142
Bank Negara Indonesia Persero Tbk PT	103,500	65,493

The accompanying notes are an integral part of the financial statements.

36

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	774,500	$203,283
Bank Tabungan Negara Persero Tbk PT	59,200	16,383
Bumi Serpong Damai Tbk PT	121,200	15,739
Charoen Pokphand Indonesia Tbk PT	106,200	26,686
Gudang Garam Tbk PT	6,400	33,791
Hanjaya Mandala Sampoerna Tbk PT	122,300	35,486
Indocement Tunggal Prakarsa Tbk PT	26,600	31,095
Indofood CBP Sukses Makmur Tbk PT	29,900	18,012
Indofood Sukses Makmur Tbk PT	60,000	31,454
Jasa Marga Persero Tbk PT	23,974	7,998
Kalbe Farma Tbk PT	287,400	31,384
Matahari Department Store Tbk PT	34,900	27,894
Pakuwon Jati Tbk PT	344,100	15,778
Perusahaan Gas Negara PT	153,500	25,824
Semen Indonesia Persero Tbk PT	39,600	29,843
Surya Citra Media Tbk PT	75,000	14,831
Telekomunikasi Indonesia Persero Tbk PT	706,800	185,499
Tower Bersama Infrastructure Tbk PT	31,400	12,763
Unilever Indonesia Tbk PT	17,976	64,772
United Tractors Tbk PT	22,500	52,503
Waskita Karya Persero Tbk PT	79,000	14,255
XL Axiata Tbk PT (b)	51,000	9,366

		1,569,045

Ireland — 1.1%
Accenture PLC Class A	17,136	2,630,376
Adient PLC	2,035	121,612
AIB Group PLC	14,471	87,258
Alkermes PLC (b)	3,292	190,804
Allegion PLC	2,064	176,039
Allergan PLC	9,283	1,562,236
Bank of Ireland Group PLC (b)	15,767	138,199
C&C Group PLC	3,486	11,442
Cairn Homes PLC (b)	8,358	18,548
CRH PLC	14,928	507,542
Dalata Hotel Group PLC (b)	2,204	16,848
DCC PLC	1,522	140,245
Eaton Corp. PLC	12,157	971,466
Endo International PLC (b)	4,621	27,449
Glanbia PLC	2,195	37,923
Grafton Group PLC	2,581	27,911
Green REIT PLC	41,580	77,501
Greencore Group PLC	7,725	14,370
Hibernia REIT PLC	41,075	72,973
Horizon Pharma PLC (b)	2,780	39,476
Ingersoll-Rand PLC	5,409	462,524
Irish Continental Group PLC	1,881	13,262
Irish Residential Properties REIT PLC	21,192	36,343
James Hardie Industries PLC	7,988	141,122

	Number of Shares	Value
Johnson Controls International PLC	25,530	$899,677
Kerry Group PLC Class A	2,771	281,770
Kingspan Group PLC	1,742	73,853
Mallinckrodt PLC (a) (b)	2,135	30,915
Medtronic PLC	29,723	2,384,379
Origin Enterprises PLC	1,356	8,926
Paddy Power Betfair PLC	1,388	142,609
Pentair PLC	3,587	244,382
Permanent TSB Group Holdings PLC (b)	1,916	4,721
Perrigo Co. PLC	2,849	237,436
Prothena Corp. PLC (b)	651	23,898
Smurfit Kappa Group PLC	2,716	110,310
Strongbridge Biopharma PLC (b)	581	5,142
UDG Healthcare PLC	2,810	34,277
Weatherford International PLC (a) (b)	19,064	43,657
Willis Towers Watson PLC	2,680	407,869

		12,457,290

Israel — 0.2%
Africa Israel Properties Ltd. (b)	133	3,262
Airport City Ltd. (b)	970	10,445
Alony Hetz Properties & Investments Ltd.	1,180	10,662
Amot Investments Ltd.	1,687	9,064
Azrieli Group Ltd.	2,345	112,625
B Communications Ltd. (b)	174	2,292
Bank Hapoalim B.M.	19,624	134,924
Bank Leumi Le-Israel BM	24,135	145,770
Bayside Land Corp.	11	5,183
Bezeq The Israeli Telecommunication Corp. Ltd.	31,421	40,203
Big Shopping Centers Ltd.	58	3,873
Blue Square Real Estate Ltd.	91	3,413
Caesarstone Ltd.	620	12,183
Cellcom Israel Ltd. (b)	774	5,485
Check Point Software Technologies Ltd. (b)	2,251	223,614
Clal Insurance Enterprises Holdings Ltd. (b)	236	4,256
CyberArk Software Ltd. (b)	408	20,816
Delek Automotive Systems Ltd.	588	4,415
Delek Group Ltd.	43	7,304
Delta-Galil Industries Ltd.	131	3,861
El Al Israel Airlines	3,895	1,301
Elbit Systems Ltd.	383	46,152
Electra Ltd.	15	3,774
First International Bank Of Israel Ltd.	678	14,323
Formula Systems 1985 Ltd.	57	2,081
Frutarom Industries Ltd.	597	54,880
Gazit-Globe Ltd.	1,083	10,725
Harel Insurance Investments & Financial Services Ltd.	1,103	8,744

The accompanying notes are an integral part of the financial statements.

37

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDI Insurance Co. Ltd.	93	$6,067
Israel Chemicals Ltd.	9,339	39,571
The Israel Corp. Ltd. (b)	34	6,415
Israel Discount Bank Ltd. (b)	13,279	38,189
Ituran Location and Control Ltd.	197	6,127
Jerusalem Economy Ltd. (b)	1,304	3,152
Jerusalem Oil Exploration (b)	81	4,513
Kornit Digital Ltd. (a) (b)	367	4,734
Matrix IT Ltd.	359	4,060
Mazor Robotics Ltd. (b)	488	14,775
Melisron Ltd.	181	7,207
Menora Mivtachim Holdings Ltd.	344	4,428
Migdal Insurance & Financial Holding Ltd.	3,518	3,771
Mizrahi Tefahot Bank Ltd.	2,133	40,846
Naphtha Israel Petroleum Corp. Ltd.	233	1,512
Nice Ltd.	1,052	98,703
Nova Measuring Instruments Ltd. (b)	324	8,790
Oil Refineries Ltd.	16,463	7,627
Orbotech Ltd. (b)	522	32,458
Partner Communications Co. Ltd. (b)	1,478	6,654
Paz Oil Co. Ltd.	82	12,072
The Phoenix Holdings Ltd. (b)	635	3,502
Plus500 Ltd.	917	14,726
Radware Ltd. (b)	451	9,629
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	94	4,723
REIT 1 Ltd.	1,750	7,177
Shapir Engineering and Industry Ltd.	985	3,162
Shikun & Binui Ltd.	1,765	2,916
Shufersal Ltd.	691	4,407
SodaStream International Ltd. (b)	236	21,672
Stratasys Ltd. (a) (b)	832	16,790
Strauss Group Ltd.	477	10,286
Teva Pharmaceutical Industries Ltd. Sponsored ADR	16,198	276,824
Tower Semiconductor Ltd. (b)	1,075	29,155
Wix.com Ltd. (b)	387	30,786

		1,693,056

Italy — 0.6%
A2A SpA	18,270	34,993
ACEA SpA	578	9,814
Amplifon SpA	1,076	19,190
Anima Holding SpA (d)	2,662	18,116
Arnoldo Mondadori Editore SpA (b)	1,682	3,531
Ascopiave SpA	1,047	4,211
Assicurazioni Generali SpA	22,630	436,294
Astaldi SpA (a)	621	1,699
ASTM SpA	502	12,682
Atlantia SpA	8,200	254,211
Autogrill SpA	1,392	17,956
Azimut Holding SpA	1,324	28,494

	Number of Shares	Value
Banca Carige SpA (b)	355,939	$3,599
Banca Farmafactoring SpA (b) (d)	788	5,770
Banca Generali SpA	650	20,993
Banca IFIS SpA	230	8,889
Banca Mediolanum SpA	3,013	26,315
Banca Monte Die Paschi Di Sien SpA (a) (b)	3,057	9,688
Banca Popolare di Sondrio SCARL	5,045	19,993
Banco BPM SpA (b)	17,410	60,603
Beni Stabili SpA SIIQ	61,486	51,224
Biesse SpA	154	9,173
BPER Banca	5,533	30,907
Brembo SpA	1,820	28,176
Brunello Cucinelli SpA	380	11,945
Buzzi Unicem SpA	861	20,178
Cairo Communication SpA	1,051	4,729
Cementir Holding SpA	391	3,404
Cerved Information Solutions SpA	2,262	28,280
CIR-Compagnie Industriali Riunite SpA	3,182	4,216
Credito Emiliano SpA	881	7,728
Credito Valtellinese SpA (b)	100,488	14,241
Danieli & C Officine Meccaniche SpA	182	4,969
Datalogic SpA	211	6,615
Davide Campari-Milano SpA	10,625	80,527
De’ Longhi SpA	663	19,731
DeA Capital SpA	688	1,252
DiaSorin SpA	247	22,258
doBank SpA (b) (d)	498	7,030
Ei Towers SpA	190	10,675
El.En. SpA	140	5,603
Enav SpA (d)	3,143	16,780
Enel SpA	144,648	886,282
Eni SpA	44,703	788,021
ERG SpA	761	18,205
Falck Renewables SpA	648	1,679
Fila SpA	150	3,232
Fincantieri SpA (b)	5,756	8,447
FinecoBank Banca Fineco SpA	4,584	55,222
GEDI Gruppo Editoriale SpA (b)	348	192
Geox SpA (a)	1,149	3,900
Hera SpA	8,542	31,308
Immobiliare Grande Distribuzione SIIQ SpA	1,854	17,363
Industria Macchine Automatiche SpA	212	20,687
Infrastrutture Wireless Italiane SpA (d)	2,964	23,479
Interpump Group SpA	824	27,889
Intesa Sanpaolo SpA	236,580	862,756
Iren SpA	7,049	22,154
Italgas SpA	5,626	33,662
Italmobiliare SpA	135	3,803
Juventus Football Club SpA (a) (b)	3,502	2,793
La Doria SpA	68	1,030
Leonardo SpA	7,469	86,383

The accompanying notes are an integral part of the financial statements.

38

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luxottica Group SpA	2,893	$180,038
Maire Tecnimont SpA	1,690	8,723
MARR SpA	355	10,570
Mediaset SpA (b)	5,237	20,118
Mediobanca Banca di Credito Finanziario SpA	10,482	123,391
Moncler SpA	1,900	72,451
OVS SpA (d)	2,398	14,737
Piaggio & C SpA	1,512	4,214
Poste Italiane SpA (d)	8,258	75,586
Prima Industrie SpA	74	3,336
Prysmian SpA	3,368	105,965
RAI Way SpA (d)	940	5,213
Recordati SpA	2,059	76,297
Reply SpA	203	11,225
Safilo Group SpA (a) (b)	451	2,281
Saipem SpA (b)	7,023	27,609
Salini Impregilo SpA (a)	1,795	5,341
Salvatore Ferragamo SpA (a)	535	14,793
Saras SpA	5,535	12,171
Snam SpA	39,492	181,663
Societa Cattolica di Assicurazioni SCRL	1,709	18,249
Societa Iniziative Autostradali e Servizi SpA	1,007	18,811
Sogefi SpA (b)	753	2,720
Tamburi Investment Partners SpA	595	4,489
Technogym SpA (d)	1,162	13,768
Telecom Italia SpA (b)	197,591	188,168
Terna Rete Elettrica Nazionale SpA	24,765	144,891
Tod’s SpA (a)	105	7,633
UniCredit SpA (b)	35,270	740,039
Unione di Banche Italiane SpA	11,870	54,336
Unipol Gruppo SpA	4,860	23,835
UnipolSai Assicurazioni SpA	13,653	32,515
Vittoria Assicurazioni SpA	218	3,253
Yoox Net-A-Porter Group SpA (b)	628	29,227
Zignago Vetro SpA	390	3,986

		6,526,811

Japan — 7.4%
The 77 Bank Ltd.	800	19,124
ABC-Mart, Inc.	600	39,451
Achilles Corp.	100	2,065
Acom Co. Ltd. (a) (b)	7,500	33,708
Activia Properties, Inc.	36	161,515
Adastria Co. Ltd.	300	6,174
ADEKA Corp.	1,100	19,694
Advan Co. Ltd. (a)	200	1,842
Advance Residence Investment Corp.	76	193,359
Advantest Corp. (a)	1,800	37,797
Aeon Co. Ltd.	10,200	182,050
Aeon Delight Co. Ltd.	200	7,237

	Number of Shares	Value
Aeon Fantasy Co. Ltd.	100	$4,951
AEON Financial Service Co, Ltd.	1,700	39,438
Aeon Mall Co. Ltd.	7,300	153,371
AEON REIT Investment Corp.	84	88,653
Ai Holdings Corp.	400	11,208
Aica Kogyo Co. Ltd.	600	22,094
The Aichi Bank Ltd.	100	5,110
Aichi Corp. (a)	500	3,392
Aichi Steel Corp.	100	4,112
Aida Engineering Ltd.	700	8,565
Aiful Corp. (a) (b)	3,600	12,044
Ain Holdings, Inc.	300	23,335
Air Water, Inc.	3,000	58,935
Aisan Industry Co. Ltd.	300	3,230
Aisin Seiki Co. Ltd.	3,000	164,257
Ajinomoto Co., Inc.	9,300	168,979
Akebono Brake Industry Co. Ltd. (a) (b)	1,400	3,706
The Akita Bank Ltd.	200	5,406
Alfresa Holdings Corp. (a)	3,000	67,511
Alpen Co. Ltd.	200	4,491
Alpine Electronics, Inc.	500	9,465
Alps Electric Co. Ltd. (a)	3,800	94,093
Amada Holdings Co. Ltd.	6,500	79,180
Amano Corp.	700	18,737
Amuse, Inc.	100	2,833
ANA Holdings, Inc.	2,300	88,977
Anest Iwata Corp.	400	4,385
Anicom Holdings, Inc.	200	8,280
Anritsu Corp.	1,700	20,807
AOKI Holdings, Inc.	400	6,114
The Aomori Bank Ltd.	200	6,144
Aoyama Trading Co. Ltd.	500	19,651
Aozora Bank Ltd.	1,900	76,108
Arata Corp.	100	5,691
Arcland Sakamoto Co. Ltd.	400	6,475
Arcland Service Holdings Co. Ltd.	200	4,499
Arcs Co. Ltd.	500	12,176
Ardepro Co. Ltd.	2,000	1,461
Ariake Japan Co. Ltd. (a)	200	16,073
As One Corp.	200	12,960
Asahi Co. Ltd.	200	2,449
Asahi Diamond Industrial Co. Ltd.	500	5,267
Asahi Glass Co. Ltd.	3,700	155,080
Asahi Group Holdings Ltd.	6,900	371,229
Asahi Holdings, Inc.	400	7,436
Asahi Intecc Co. Ltd.	1,000	40,294
Asahi Kasei Corp.	22,000	292,860
Asics Corp.	2,200	40,884
ASKA Pharmaceutical Co. Ltd.	300	4,759
ASKUL Corp. (a)	300	10,029
Astellas Pharma, Inc.	36,600	562,055
Ateam, Inc.	100	2,366

The accompanying notes are an integral part of the financial statements.

39

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atom Corp. (a)	1,100	$9,926
Autobacs Seven Co. Ltd.	800	15,003
Avex, Inc. (a)	300	4,256
The Awa Bank Ltd.	2,000	13,062
Axial Retailing, Inc.	200	7,654
Azbil Corp.	700	32,966
Bandai Namco Holdings, Inc.	3,600	115,997
Bando Chemical Industries Ltd.	500	5,778
The Bank of Iwate Ltd.	200	8,086
The Bank of Kyoto Ltd.	1,200	68,065
The Bank of Nagoya Ltd.	100	3,783
The Bank of Okinawa Ltd.	200	8,560
The Bank of Saga Ltd.	200	4,408
Bank of the Ryukyus Ltd.	500	7,720
Belc Co. Ltd.	100	5,809
Bell System24 Holdings, Inc.	300	4,369
Belluna Co. Ltd.	400	4,717
Benefit One, Inc. (a)	400	11,088
Benesse Holdings, Inc.	1,000	36,353
Bic Camera, Inc.	1,000	15,901
BML, Inc.	300	7,801
Bridgestone Corp.	11,500	504,881
Broadleaf Co. Ltd.	1,200	5,926
BRONCO BILLY Co. Ltd.	100	3,439
Brother Industries Ltd.	3,800	88,426
Bunka Shutter Co. Ltd.	500	4,906
Calbee, Inc. (a)	1,600	54,324
Canon Electronics, Inc.	200	4,430
Canon Marketing Japan, Inc.	600	16,245
Canon, Inc.	19,000	693,929
Capcom Co. Ltd.	1,000	23,183
Casio Computer Co. Ltd. (a)	3,100	46,177
Cawachi Ltd.	200	4,973
Central Glass Co. Ltd.	400	9,243
Central Japan Railway Co.	2,500	476,413
Century Tokyo Leasing Corp. (a)	500	31,249
The Chiba Bank Ltd.	12,000	98,399
The Chiba Kogyo Bank Ltd. (a)	600	2,619
Chiyoda Co. Ltd.	200	4,991
Chiyoda Corp. (a)	1,700	15,904
Chiyoda Integre Co. Ltd.	200	4,751
Chofu Seisakusho Co. Ltd.	200	4,859
Chori Co. Ltd.	100	1,905
Chubu Electric Power Co., Inc.	12,000	171,852
Chubu Shiryo Co. Ltd.	300	6,054
Chudenko Corp.	300	8,091
Chugai Pharmaceutical Co. Ltd.	3,900	197,934
The Chugoku Bank Ltd.	1,900	22,843
The Chugoku Electric Power Co., Inc.	4,000	48,775
Chugoku Marine Paints Ltd.	700	6,923
The Chukyo Bank Ltd.	100	2,204
Ci:z Holdings Co. Ltd.	300	15,006
Citizen Holdings Co. Ltd. (a)	3,300	23,268

	Number of Shares	Value
CKD Corp.	600	$13,027
Clarion Co. Ltd.	1,000	3,053
Cleanup Corp.	300	2,304
CMIC Holdings Co. Ltd.	200	5,209
CMK Corp. (a)	700	5,445
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	86,522
cocokara fine, Inc.	200	13,907
COLOPL, Inc. (a)	700	6,238
Colowide Co. Ltd. (a)	700	16,157
Comforia Residential REIT, Inc. (a)	6	14,069
COMSYS Holdings Corp.	1,200	31,897
Concordia Financial Group Ltd.	23,300	131,723
CONEXIO Corp.	200	4,279
COOKPAD, Inc. (a)	500	2,795
Corona Corp.	100	1,247
Cosel Co. Ltd.	200	2,744
Cosmo Energy Holdings Co. Ltd.	600	19,287
Cosmos Pharmaceutical Corp.	100	20,422
Create Restaurants Holdings, Inc.	600	7,183
Create SD Holdings Co. Ltd.	300	7,849
Credit Saison Co. Ltd.	3,100	51,872
CROOZ, Inc. (b)	100	2,009
CyberAgent, Inc.	1,100	57,063
CYBERDYNE, Inc. (a) (b)	1,700	24,344
D.A. Consortium Holdings, Inc. (b)	300	6,999
Dai Nippon Printing Co. Ltd.	4,700	97,836
Dai-Dan Co. Ltd.	200	4,465
Dai-ichi Life Holdings, Inc.	19,200	356,470
Daibiru Corp.	500	5,859
Daicel Corp.	4,400	48,205
Daido Metal Co. Ltd.	400	4,646
Daido Steel Co. Ltd.	300	15,304
Daifuku Co. Ltd.	1,800	107,165
Daihen Corp.	1,000	7,671
Daiho Corp.	1,000	5,714
Daiichi Sankyo Co. Ltd.	10,000	335,222
Daiichikosho Co. Ltd.	400	21,033
Daiken Corp.	200	4,760
Daikin Industries Ltd.	4,300	477,528
Daikokutenbussan Co. Ltd.	100	5,189
Daikyo, Inc.	400	8,102
Daikyonishikawa Corp.	500	8,208
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	100	4,163
Daio Paper Corp.	800	11,244
Daiseki Co. Ltd.	400	11,157
The Daishi Bank Ltd.	300	13,435
Daisyo Corp. (a)	200	3,189
Daito Trust Construction Co. Ltd.	1,200	203,917
Daiwa House Industry Co. Ltd.	10,200	392,600
Daiwa House REIT Investment Corp.	110	266,307
Daiwa Industries Ltd.	300	3,633
Daiwa Office Investment Corp.	17	98,757

The accompanying notes are an integral part of the financial statements.

40

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daiwa Securities Group, Inc.	28,000	$179,688
Daiwabo Holdings Co. Ltd.	200	8,676
DCM Holdings Co. Ltd.	1,000	10,166
DeNA Co. Ltd. (a)	1,500	27,476
Denka Co. Ltd.	1,000	33,973
Denki Kogyo Co. Ltd.	100	3,015
Denso Corp.	8,100	444,904
Dentsu, Inc.	4,000	177,430
Denyo Co. Ltd.	200	3,592
Descente Ltd.	400	6,399
Dexerials Corp.	600	6,206
DIC Corp.	900	30,314
Digital Arts, Inc. (a)	100	3,821
Digital Garage, Inc.	400	13,255
Dip Corp.	400	12,673
Disco Corp.	500	107,871
DMG Mori Co. Ltd.	1,200	22,576
Don Quijote Holdings Co. Ltd.	2,200	125,970
Doshisha Co. Ltd.	300	6,871
Doutor Nichires Holdings Co. Ltd.	400	9,497
Dowa Holdings Co. Ltd.	600	21,479
DTS Corp.	200	6,961
Duskin Co. Ltd.	500	12,447
DyDo Group Holdings, Inc.	100	6,313
Eagle Industry Co. Ltd.	300	5,195
Earth Corp.	100	5,256
East Japan Railway Co.	5,900	550,561
Ebara Corp.	1,100	39,312
EDION Corp.	800	9,249
The Ehime Bank Ltd.	300	3,592
The Eighteenth Bank Ltd.	2,000	5,215
Eiken Chemical Co. Ltd.	400	10,080
Eisai Co. Ltd.	4,600	296,708
Eizo Corp.	200	9,307
Elecom Co. Ltd.	200	4,785
Electric Power Development Co. Ltd.	2,900	74,657
Elematec Corp.	100	2,430
en-japan, Inc. (a)	300	17,088
Enplas Corp.	100	3,294
EPS Holdings, Inc.	400	8,189
eRex Co. Ltd.	300	2,286
euglena Co. Ltd. (a) (b)	800	7,854
EXEDY Corp.	300	9,489
Ezaki Glico Co. Ltd.	500	26,572
F@N Communications, Inc.	300	2,015
FamilyMart UNY Holdings Co. Ltd.	1,300	108,885
Fancl Corp.	400	14,791
FANUC Corp.	3,400	865,329
Fast Retailing Co., Ltd.	900	361,037
FCC Co. Ltd.	400	11,287
FDK Corp. (b)	1,000	1,792
Feed One Co. Ltd.	1,600	3,277
Ferrotec Holdings Corp. (a)	400	10,063

	Number of Shares	Value
Fields Corp. (a)	200	$2,192
Financial Products Group Co. Ltd.	700	9,127
Foster Electric Co. Ltd.	300	7,354
FP Corp.	300	19,430
France Bed Holdings Co. Ltd.	200	1,794
Frontier Real Estate Investment Corp.	26	106,524
Fudo Tetra Corp.	2,400	4,282
Fuji Co. Ltd.	200	4,304
Fuji Electric Co. Ltd.	10,000	68,940
Fuji Kyuko Co. Ltd.	300	7,856
Fuji Machine Manufacturing Co. Ltd.	800	15,844
Fuji Oil Holdings, Inc.	700	21,303
Fuji Pharma Co. Ltd.	100	4,590
Fuji Seal International, Inc. (a)	500	20,058
Fuji Soft, Inc.	200	7,990
Fujibo Holdings, Inc.	100	3,607
Fujicco Co. Ltd.	200	4,514
FUJIFILM Holdings Corp.	7,200	288,145
Fujikura Ltd.	2,900	19,559
Fujimi, Inc.	200	4,343
Fujimori Kogyo Co. Ltd.	200	7,111
Fujita Kanko, Inc.	100	3,023
Fujitec Co. Ltd.	700	9,325
Fujitsu General Ltd.	700	12,544
Fujitsu Ltd.	35,000	212,123
Fujiya Co. Ltd.	100	2,404
Fukuda Corp.	100	6,205
Fukuda Denshi Co. Ltd.	100	7,399
Fukui Computer Holdings, Inc.	100	2,191
Fukuoka Financial Group, Inc.	13,000	71,328
Fukuoka REIT Corp.	37	58,085
Fukushima Industries Corp.	100	4,356
Fukuyama Transporting Co. Ltd.	300	13,195
FULLCAST Holdings Co. Ltd.	200	4,928
Funai Electric Co. Ltd. (a) (b)	200	1,439
Funai Soken Holdings, Inc.	450	9,657
Furukawa Co. Ltd.	400	7,499
Furukawa Electric Co. Ltd.	700	37,840
Fuso Chemical Co. Ltd.	200	5,144
Futaba Corp.	400	8,263
Futaba Industrial Co. Ltd.	500	4,231
Future Corp.	300	3,781
Fuyo General Lease Co. Ltd.	200	13,703
G-Tekt Corp.	200	3,884
Gecoss Corp.	100	1,030
Genky DrugStores Co. Ltd. (b)	100	3,546
Geo Holdings Corp.	400	6,356
Giken Ltd.	200	5,681
Global One Real Estate Investment Corp. (a)	8	7,750
Glory Ltd.	700	25,069
GLP J-Reit	174	192,841
GMO internet, Inc. (a)	800	17,317

The accompanying notes are an integral part of the financial statements.

41

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GMO Payment Gateway, Inc. (a)	200	$19,664
GNI Group Ltd. (a) (b)	2,000	9,853
Godo Steel Ltd.	100	1,945
Goldcrest Co. Ltd. (a)	200	4,265
Goldwin, Inc.	200	12,141
Gree, Inc.	1,500	8,670
GS Yuasa Corp.	4,000	21,667
GungHo Online Entertainment, Inc. (a)	4,300	14,211
The Gunma Bank Ltd.	4,000	23,076
Gunosy, Inc. (b)	100	2,657
Gunze Ltd.	200	11,474
Gurunavi, Inc. (a)	400	5,542
H2O Retailing Corp.	1,000	18,537
The Hachijuni Bank Ltd.	7,700	41,890
Hakuhodo DY Holdings, Inc.	3,700	50,809
Halows Co. Ltd.	100	2,442
Hamakyorex Co. Ltd.	200	6,734
Hamamatsu Photonics KK	2,300	88,303
Hankyu Hanshin Holdings, Inc.	4,100	153,193
Hankyu Reit, Inc.	6	7,577
Hanwa Co. Ltd.	400	16,696
Harmonic Drive Systems, Inc. (a)	300	16,847
Haseko Corp.	3,100	47,810
Hazama Ando Corp. (a)	1,800	13,698
Healios KK (b)	100	1,887
Hearts United Group Co. Ltd. (a)	200	3,268
Heiwa Corp.	600	11,815
Heiwa Real Estate Co. Ltd.	300	5,823
Heiwa Real Estate REIT, Inc.	11	10,627
Heiwado Co. Ltd.	400	9,718
Hibiya Engineering Ltd.	200	3,726
Hiday Hidaka Corp.	288	7,208
Hikari Tsushin, Inc.	400	64,656
Hino Motors Ltd.	5,000	65,259
Hiramatsu, Inc. (a)	200	960
Hirata Corp.	100	9,143
Hirose Electric Co. Ltd. (a)	630	87,358
The Hiroshima Bank Ltd. (a)	2,900	22,122
HIS Co. Ltd.	500	18,245
Hisaka Works Ltd.	300	2,939
Hisamitsu Pharmaceutical Co., Inc.	1,000	77,269
Hitachi Capital Corp. (a)	600	15,133
Hitachi Chemical Co. Ltd.	2,100	46,746
Hitachi Construction Machinery Co. Ltd. (a)	2,100	81,843
Hitachi High-Technologies Corp.	1,400	66,996
Hitachi Ltd.	85,000	620,112
Hitachi Metals Ltd.	4,200	49,413
Hitachi Transport System Ltd. (a)	500	14,002
Hitachi Zosen Corp. (a)	1,800	9,321
Hochiki Corp.	200	3,716
Hodogaya Chemical Co. Ltd.	100	4,455
Hogy Medical Co.	200	8,066

	Number of Shares	Value
Hokkaido Electric Power Co., Inc.	2,000	$13,253
The Hokkoku Bank Ltd.	200	7,940
The Hokuetsu Bank Ltd.	200	4,443
Hokuetsu Kishu Paper Co. Ltd. (a)	1,500	9,743
Hokuhoku Financial Group, Inc.	1,300	17,877
Hokuriku Electric Power Co. (a) (b)	2,000	17,473
Hokuto Corp. (a)	200	3,839
Honda Motor Co. Ltd.	30,500	1,059,037
Horiba Ltd.	400	31,058
Hoshino Resorts REIT, Inc. (a)	2	10,589
Hoshizaki Corp.	900	80,329
Hosiden Corp. (a)	600	7,525
House Foods Group, Inc. (a)	700	23,143
Hoya Corp.	6,900	349,441
Hulic Co. Ltd.	23,000	251,121
Hulic Reit, Inc.	60	91,421
The Hyakugo Bank Ltd.	2,800	13,485
The Hyakujushi Bank Ltd.	3,000	10,197
Ibiden Co. Ltd.	1,300	19,256
IBJ Leasing Co. Ltd.	300	8,456
Ichibanya Co. Ltd.	100	4,129
Ichigo Office REIT Investment	13	9,958
Ichigo, Inc. (a)	2,600	11,590
Ichikoh Industries Ltd.	400	4,339
Ichiyoshi Securities Co. Ltd.	400	4,615
Icom, Inc.	100	2,477
Idec Corp. (a)	300	7,348
Idemitsu Kosan Co. Ltd.	2,100	80,452
IDOM, Inc.	900	6,379
IHI Corp.	2,500	78,142
Iida Group Holdings Co. Ltd. (a)	2,300	42,901
Iino Kaiun Kaisha Ltd.	900	4,279
Inaba Denki Sangyo Co. Ltd.	300	13,203
Inabata & Co. Ltd.	400	6,035
Industrial & Infrastructure Fund Investment Corp.	84	94,480
Ines Corp.	400	4,213
Infocom Corp.	100	2,013
Infomart Corp. (a)	1,200	12,158
Information Services International-Dentsu Ltd.	100	2,706
Inpex Corp.	16,100	200,928
Internet Initiative Japan, Inc. (a)	400	8,245
Invesco Office J-Reit, Inc.	64	9,009
Investors Cloud Co. Ltd.	300	6,649
Invincible Investment Corp.	232	107,363
Iriso Electronics Co. Ltd. (a)	200	12,236
Iseki & Co. Ltd.	200	4,002
Isetan Mitsukoshi Holdings Ltd. (a)	5,500	60,927
Ishihara Sangyo Kaisha Ltd. (b)	300	3,639
Istyle, Inc.	400	5,638
Isuzu Motors Ltd.	10,300	158,126
Ito En Ltd.	600	23,581

The accompanying notes are an integral part of the financial statements.

42

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ITOCHU Corp. (a)	25,900	$504,311
Itochu Enex Co. Ltd.	700	6,623
Itochu Techno-Solutions Corp.	1,000	20,625
Itoham Yonekyu Holdings, Inc.	1,700	14,794
Itoki Corp.	600	3,862
Iwatani Corp.	400	14,790
The Iyo Bank Ltd.	2,700	20,675
Izumi Co. Ltd.	400	27,048
J Front Retailing Co. Ltd.	4,800	81,073
J Trust Co. Ltd. (a)	600	3,949
J-Oil Mills, Inc.	100	3,401
JAC Recruitment Co. Ltd.	100	2,131
Jaccs Co. Ltd.	300	6,651
Jafco Co. Ltd. (b)	300	14,017
Jamco Corp.	100	2,086
Japan Airlines Co. Ltd.	2,400	97,643
Japan Airport Terminal Co. Ltd.	900	35,060
Japan Asset Marketing Co. Ltd. (a) (b)	2,700	3,184
Japan Cash Machine Co. Ltd.	200	2,175
Japan Display, Inc. (a) (b)	4,100	7,648
Japan Drilling Co. Ltd. (b)	100	1,888
Japan Excellent, Inc.	73	94,562
Japan Exchange Group, Inc.	9,100	170,194
Japan Hotel REIT Investment Corp.	242	172,567
Japan Investment Adviser Co. Ltd.	100	4,223
Japan Lifeline Co. Ltd.	500	14,326
Japan Logistics Fund, Inc. (a)	53	107,320
Japan Material Co. Ltd.	600	7,585
Japan Petroleum Exploration Co. (a)	400	9,144
Japan Post Bank Co. Ltd. (a)	6,400	87,008
Japan Post Holdings Co. Ltd.	28,400	344,953
Japan Prime Realty Investment Corp.	53	192,507
Japan Pulp & Paper Co. Ltd.	100	4,120
Japan Real Estate Investment Corp.	83	432,001
Japan Rental Housing Investments, Inc. (a)	92	71,147
Japan Retail Fund Investment Corp.	179	347,973
Japan Securities Finance Co. Ltd.	900	5,567
The Japan Steel Works Ltd.	700	22,965
Japan Tissue Engineering Co. Ltd. (b)	300	5,235
Japan Tobacco, Inc.	19,500	557,996
The Japan Wool Textile Co. Ltd.	500	4,888
JCR Pharmaceuticals Co. Ltd.	200	10,971
JCU Corp.	200	4,733
Jeol Ltd.	1,000	9,233
JFE Holdings, Inc.	8,900	179,774
JGC Corp. (a)	3,300	71,995
Jimoto Holdings, Inc.	2,600	4,646
JINS, Inc.	100	5,523
Joshin Denki Co. Ltd.	200	7,537
Joyful Honda Co. Ltd.	300	10,723
JSP Corp.	100	3,074
JSR Corp.	3,700	83,090

	Number of Shares	Value
JTEKT Corp.	4,400	$64,826
The Juroku Bank Ltd.	300	8,092
Justsystems Corp.	300	7,298
JVC Kenwood Corp.	1,300	4,287
JXTG Holdings, Inc.	53,850	328,944
K&O Energy Group, Inc.	200	3,208
K’s Holdings Corp.	1,600	22,169
kabu.com Securities Co. Ltd.	2,000	6,964
Kadokawa Dwango (b)	600	6,232
Kaga Electronics Co. Ltd.	200	5,168
Kagome Co. Ltd.	900	31,645
Kajima Corp.	15,000	141,036
Kakaku.com, Inc.	2,700	47,641
Kaken Pharmaceutical Co., Ltd.	400	23,625
Kameda Seika Co. Ltd.	100	4,847
Kamei Corp.	200	2,756
Kamigumi Co. Ltd.	2,500	56,016
Kanamoto Co. Ltd.	300	10,153
Kandenko Co. Ltd.	1,000	11,498
Kaneka Corp.	5,000	49,930
Kanematsu Corp.	900	12,126
Kanematsu Electronics Ltd.	100	2,843
The Kansai Electric Power Co., Inc.	11,700	152,707
Kansai Paint Co. Ltd.	3,600	84,291
Kansai Super Market Ltd.	200	2,109
Kansai Urban Banking Corp. (b) (c)	400	5,413
Kanto Denka Kogyo Co. Ltd.	500	5,158
Kao Corp.	8,800	663,479
Kappa Create Co. Ltd. (a) (b)	400	4,873
Kasai Kogyo Co. Ltd.	300	3,871
Katakura Industries Co. Ltd.	200	2,644
Kato Sangyo Co. Ltd.	300	10,518
Kato Works Co. Ltd.	100	2,270
Kawasaki Heavy Industries Ltd.	2,400	77,298
Kawasaki Kisen Kaisha Ltd. (b)	1,000	23,332
KDDI Corp.	31,900	819,233
Keihan Holdings Co., Ltd.	2,000	62,015
Keihin Corp.	500	10,297
Keikyu Corp. (a)	4,000	70,227
Keio Corp.	1,900	81,683
Keisei Electric Railway Co. Ltd.	2,200	67,752
The Keiyo Bank Ltd.	2,000	9,030
Keiyo Co. Ltd. (a)	400	2,095
Kenedix Office Investment Corp.	22	134,181
Kenedix Residential Investment Corp.	8	11,427
Kenedix Retail REIT Corp.	31	67,758
Kenedix, Inc.	2,600	16,160
Kenko Mayonnaise Co. Ltd.	100	3,370
Kewpie Corp.	1,200	32,873
Key Coffee, Inc.	200	3,973
Keyence Corp.	1,700	1,064,090
KH Neochem Co. Ltd.	300	8,721
Kikkoman Corp.	2,400	97,384

The accompanying notes are an integral part of the financial statements.

43

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kinden Corp.	1,500	$24,972
Kintetsu Department Store Co. Ltd. (b)	100	3,580
Kintetsu Group Holdings Co. Ltd.	3,100	121,625
Kintetsu World Express, Inc.	400	7,445
Kirin Holdings Co. Ltd.	15,600	418,367
Kisoji Co. Ltd.	300	7,805
Kissei Pharmaceutical Co. Ltd.	300	8,150
Kitz Corp. (a)	900	7,759
The Kiyo Bank Ltd.	700	11,277
KLab, Inc.	400	6,588
KNT-CT Holdings Co. Ltd. (b)	200	3,284
Koa Corp.	300	6,235
Koatsu Gas Kogyo Co. Ltd.	300	2,548
Kobayashi Pharmaceutical Co. Ltd.	600	43,007
Kobe Bussan Co. Ltd.	100	4,546
Kobe Steel Ltd. (b)	4,500	44,601
Koei Tecmo Holdings Co. Ltd. (a)	500	9,629
Kohnan Shoji Co. Ltd.	300	7,244
Koito Manufacturing Co. Ltd. (a)	2,000	140,239
Kokuyo Co. Ltd.	1,000	19,532
Komatsu Ltd.	16,200	544,164
Komeda Holdings Co. Ltd.	500	9,432
Komeri Co. Ltd.	300	8,096
Komori Corp. (a)	500	6,364
Konami Holdings Corp.	1,800	91,355
Konica Minolta, Inc. (a)	7,600	64,651
Konishi Co. Ltd.	400	6,419
Konoike Transport Co. Ltd.	200	3,462
Kose Corp. (a)	500	104,971
Koshidaka Holdings Co. Ltd.	100	6,953
Kotobuki Spirits Co. Ltd.	200	10,619
Kubota Corp.	18,800	331,307
Kumagai Gumi Co. Ltd.	400	12,554
Kumiai Chemical Industry Co. Ltd.	971	5,797
Kura Corp.	100	6,922
Kurabo Industries Ltd.	2,000	6,259
Kuraray Co. Ltd.	6,400	111,188
Kureha Corp.	200	13,225
Kurita Water Industries Ltd.	2,000	64,596
Kusuri no Aoki Holdings Co. Ltd.	100	7,237
KYB Corp.	200	9,408
Kyocera Corp.	5,800	328,770
Kyodo Printing Co. Ltd.	100	3,093
Kyoei Steel Ltd. (a)	300	5,151
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	5,926
Kyokuto Securities Co. Ltd. (a)	300	4,263
KYORIN Holdings, Inc.	400	7,546
Kyoritsu Maintenance Co. Ltd. (a)	300	14,302
Kyowa Exeo Corp.	1,000	26,722
Kyowa Hakko Kirin Co. Ltd.	4,300	93,014
Kyudenko Corp.	500	24,556
Kyushu Electric Power Co, Inc.	7,100	85,766
Kyushu Financial Group, Inc.	6,600	32,998

	Number of Shares	Value
Kyushu Railway Co. (a)	2,500	$77,979
Laox Co. Ltd. (b)	400	2,005
LaSalle Logiport REIT	14	14,996
Lasertec Corp.	400	14,567
Lawson, Inc. (a)	800	54,679
Leopalace21 Corp.	2,800	22,908
Life Corp.	200	5,600
LIFULL Co. Ltd. (a)	700	6,195
LINE Corp. (b)	1,000	39,048
Linical Co. Ltd.	200	3,930
Link And Motivation, Inc. (a)	500	6,060
Lintec Corp.	500	14,408
Lion Corp.	4,400	90,243
LIXIL Group Corp.	5,100	113,089
LIXIL VIVA Corp.	200	3,938
M&A Capital Partners Co. Ltd. (b)	100	8,531
M3, Inc.	3,500	160,328
Mabuchi Motor Co. Ltd.	900	44,645
Macnica Fuji Electronics Holdings, Inc.	500	9,018
Macromill, Inc.	300	9,261
Maeda Corp.	1,500	17,494
Maeda Kosen Co. Ltd.	200	3,279
Maeda Road Construction Co. Ltd.	1,000	20,144
Makino Milling Machine Co. Ltd.	1,000	9,478
Makita Corp.	4,200	208,787
Mandom Corp.	400	14,034
Mani, Inc.	300	11,840
Mars Engineering Corp.	100	2,321
Marubeni Corp.	28,600	208,243
Marudai Food Co. Ltd.	1,000	4,771
Maruha Nichiro Corp.	500	15,821
Marui Group Co. Ltd. (a)	4,000	80,938
Maruichi Steel Tube Ltd. (a)	1,000	30,359
Marusan Securities Co. Ltd. (a)	500	4,799
Maruwa Co. Ltd.	100	7,882
Maruwa Unyu Kikan Co. Ltd.	100	3,010
Marvelous, Inc. (a)	400	3,460
Matsuda Sangyo Co. Ltd.	200	3,636
Matsui Securities Co. Ltd.	1,400	12,648
Matsumotokiyoshi Holdings Co. Ltd.	900	38,080
Matsuya Co. Ltd.	400	5,635
Matsuya Foods Co. Ltd.	100	3,588
Max Co. Ltd.	300	3,857
Maxell Holdings Ltd.	400	7,695
Mazda Motor Corp. (a)	9,700	129,562
McDonald’s Holdings Co. Japan Ltd.	1,000	47,366
MCJ Co. Ltd.	500	6,492
MCUBS MidCity Investment Corp.	16	11,756
Mebuki Financial Group Inc.	20,100	78,124
Medipal Holdings Corp.	3,300	68,882
Megachips Corp. (a) (b)	200	6,988
Megmilk Snow Brand Co. Ltd.	600	16,373
Meidensha Corp.	2,000	7,687

The accompanying notes are an integral part of the financial statements.

44

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MEIJI Holdings Co. Ltd.	2,200	$169,272
Meiko Network Japan Co. Ltd.	300	3,645
Meitec Corp.	300	16,476
Melco Holdings, Inc.	100	3,328
Menicon Co. Ltd.	200	5,075
METAWATER Co. Ltd.	100	3,143
Micronics Japan Co. Ltd. (a)	400	4,184
The Mie Bank Ltd. (b) (c)	200	4,473
Milbon Co. Ltd.	200	8,910
Mimasu Semiconductor Industry Co. Ltd.	200	3,663
The Minato Bank Ltd. (b) (c)	200	4,041
MinebeaMitsumi, Inc. (a)	6,600	142,334
Ministop Co. Ltd.	200	4,116
Miraca Holdings, Inc.	600	23,632
Mirait Holdings Corp. (a)	600	9,626
Miroku Jyoho Service Co. Ltd.	200	5,841
Misawa Homes Co. Ltd.	300	2,497
MISUMI Group, Inc. (a)	5,100	141,807
Mitsuba Corp.	400	5,126
Mitsubishi Chemical Holding Corp.	25,500	247,643
Mitsubishi Corp.	26,700	718,226
Mitsubishi Electric Corp.	34,200	555,857
Mitsubishi Estate Co. Ltd.	79,000	1,313,305
Mitsubishi Gas Chemical Co., Inc.	2,900	69,721
Mitsubishi Heavy Industries Ltd. (a)	5,500	212,423
Mitsubishi Logisnext Co. Ltd.	500	4,203
Mitsubishi Logistics Corp.	700	14,705
Mitsubishi Materials Corp.	1,900	56,582
Mitsubishi Motors Corp. (a)	10,400	74,362
Mitsubishi Pencil Co. Ltd.	400	9,056
Mitsubishi Research Institute, Inc.	100	3,206
Mitsubishi Shokuhin Co. Ltd. (a)	200	5,746
Mitsubishi Steel Manufacturing Co. Ltd.	200	4,561
Mitsubishi Tanabe Pharma Corp.	3,500	70,812
Mitsubishi UFJ Financial Group, Inc.	210,900	1,399,776
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	50,665
Mitsui & Co. Ltd.	29,600	508,121
Mitsui Chemicals, Inc.	3,200	101,855
Mitsui Engineering & Shipbuilding Co. Ltd.	900	14,801
Mitsui Fudosan Co. Ltd.	60,900	1,468,772
Mitsui Fudosan Logistics Park, Inc.	2	6,652
Mitsui High-Tec, Inc. (a)	300	4,482
Mitsui Mining & Smelting Co. Ltd.	600	26,676
Mitsui OSK Lines Ltd.	2,200	62,593
Mitsui Sugar Co. Ltd.	200	7,689
Mitsui-Soko Holdings Co. Ltd. (b)	1,000	3,217
Miura Co. Ltd.	1,000	32,354
Mixi, Inc.	600	22,409
The Miyazaki Bank Ltd.	200	6,292

	Number of Shares	Value
Mizuho Financial Group, Inc. (a)	418,500	$761,008
Mizuno Corp.	200	6,039
Mochida Pharmaceutical Co. Ltd.	100	7,102
Modec, Inc.	200	4,975
Monex Group, Inc.	1,900	6,145
MonotaRO Co. Ltd. (a)	700	24,870
Mori Hills REIT Investment Corp.	84	106,357
Mori Trust Hotel Reit, Inc.	3	4,021
Mori Trust Sogo Reit, Inc.	57	83,893
Morinaga & Co. Ltd.	400	17,698
Morinaga Milk Industry Co. Ltd.	400	16,270
Morita Holdings Corp.	400	7,596
MOS Food Services, Inc.	300	8,914
MS&AD Insurance Group Holdings, Inc.	8,200	254,945
MTI Ltd.	400	2,382
Murata Manufacturing Co. Ltd.	3,400	469,340
Musashi Seimitsu Industry Co. Ltd.	200	6,783
The Musashino Bank Ltd.	300	9,646
Nabtesco Corp.	2,200	86,404
Nachi-Fujikoshi Corp.	2,000	12,140
Nagaileben Co. Ltd.	300	8,325
Nagase & Co. Ltd.	1,200	20,427
Nagoya Railroad Co. Ltd. (a)	3,199	81,682
Nakanishi, Inc.	600	12,174
Namura Shipbuilding Co. Ltd.	700	3,922
Nankai Electric Railway Co. Ltd. (a)	1,300	32,693
NanoCarrier Co. Ltd. (a) (b)	500	3,471
The Nanto Bank Ltd.	300	8,175
NEC Capital Solutions Ltd.	100	1,979
NEC Corp.	4,700	132,039
NEC Networks & System Integration Corp.	300	7,784
NET One Systems Co. Ltd.	1,000	14,671
Neturen Co. Ltd.	500	5,143
Nexon Co. Ltd. (b)	6,600	111,962
NGK Insulators Ltd.	4,200	72,880
NGK Spark Plug Co. Ltd.	2,400	57,957
NH Foods Ltd.	1,500	61,853
NHK Spring Co. Ltd.	2,400	25,791
Nichi-iko Pharmaceutical Co. Ltd.	600	9,355
Nichias Corp.	1,000	12,853
Nichicon Corp. (a)	500	5,707
Nichiden Corp.	200	3,920
Nichiha Corp. (a)	300	11,337
NichiiGakkan Co. Ltd.	500	5,661
Nichirei Corp.	1,300	35,386
Nidec Corp.	4,200	644,262
Nifco, Inc. (a)	1,000	33,782
Nihon Chouzai Co. Ltd.	100	3,191
Nihon Kohden Corp.	900	25,641
Nihon M&A Center, Inc. (a)	1,400	48,605
Nihon Nohyaku Co. Ltd.	700	4,129

The accompanying notes are an integral part of the financial statements.

45

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nihon Parkerizing Co. Ltd.	1,000	$16,426
Nihon Trim Co. Ltd.	100	5,203
Nihon Unisys Ltd.	800	17,379
Nikkiso Co. Ltd.	600	6,318
Nikkon Holdings Co. Ltd. (a)	700	18,545
Nikon Corp.	5,600	101,082
Nintendo Co. Ltd.	2,000	891,834
Nippo Corp.	500	11,299
Nippon Accommodations Fund, Inc.	26	114,732
Nippon Beet Sugar Manufacturing Co. Ltd.	100	2,237
Nippon Building Fund, Inc.	82	455,508
Nippon Ceramic Co. Ltd.	200	5,480
Nippon Chemi-Con Corp.	200	4,728
Nippon Denko Co. Ltd.	1,400	4,337
Nippon Densetsu Kogyo Co. Ltd.	400	7,853
Nippon Electric Glass Co. Ltd.	1,300	37,905
Nippon Express Co. Ltd.	1,500	99,127
Nippon Flour Mills Co. Ltd.	500	7,804
Nippon Gas Co. Ltd.	400	19,111
Nippon Kanzai Co. Ltd.	100	1,975
Nippon Kayaku Co. Ltd.	1,700	21,143
Nippon Koei Co. Ltd.	100	3,074
Nippon Light Metal Holdings Co. Ltd.	6,500	16,987
Nippon Paint Holdings Co. Ltd.	2,600	95,693
Nippon Paper Industries Co. Ltd. (a)	1,200	22,186
Nippon Parking Development Co. Ltd.	3,100	5,154
Nippon Prologis REIT, Inc.	117	253,973
NIPPON REIT Investment Corp.	5	15,162
The Nippon Road Co. Ltd.	100	4,939
Nippon Seiki Co. Ltd.	500	9,139
Nippon Sharyo Ltd. (a) (b)	1,000	2,849
Nippon Sheet Glass Co. Ltd. (a) (b)	1,200	9,582
Nippon Shinyaku Co. Ltd.	500	33,995
Nippon Shokubai Co. Ltd.	300	20,694
Nippon Signal Co. Ltd.	700	6,606
Nippon Soda Co. Ltd.	1,000	5,701
Nippon Steel & Sumikin Bussan Corp.	100	5,559
Nippon Steel & Sumitomo Metal Corp.	13,500	296,766
Nippon Suisan Kaisha Ltd.	3,300	17,166
Nippon Telegraph & Telephone Corp.	12,300	571,392
Nippon Thompson Co. Ltd.	800	6,509
Nippon Yusen KK	3,000	59,039
Nipro Corp. (a)	1,600	23,480
Nishi-Nippon Financial Holdings, Inc.	1,500	17,810
Nishi-Nippon Railroad Co. Ltd.	700	18,244
Nishimatsu Construction Co. Ltd.	600	14,975
Nishimatsuya Chain Co. Ltd.	600	6,799
Nishio Rent All Co. Ltd.	200	6,250
Nissan Chemical Industries Ltd.	1,900	79,120
Nissan Motor Co. Ltd. (a)	41,600	430,550
Nissan Shatai Co. Ltd.	800	8,352
Nissei ASB Machine Co. Ltd.	100	6,950

	Number of Shares	Value
Nissha Co. Ltd.	400	$10,696
The Nisshin Oillio Group Ltd.	300	8,365
Nisshin Seifun Group, Inc.	3,800	75,927
Nisshin Steel Co. Ltd.	500	5,865
Nisshinbo Holdings, Inc.	1,656	22,427
Nissin Corp.	200	5,288
Nissin Electric Co. Ltd.	500	4,679
Nissin Foods Holdings Co. Ltd.	1,100	76,554
Nissin Kogyo Co. Ltd. (a)	500	8,677
Nitori Holdings Co. Ltd.	1,400	245,025
Nitta Corp.	200	7,514
Nittetsu Mining Co. Ltd.	100	5,563
Nitto Boseki Co. Ltd.	300	6,422
Nitto Denko Corp.	2,900	219,863
Nitto Kogyo Corp.	200	3,094
Nitto Kohki Co. Ltd.	100	2,775
Nittoku Engineering Co. Ltd.	100	3,762
Noevir Holdings Co. Ltd.	200	14,869
NOF Corp.	800	24,190
Nohmi Bosai Ltd.	300	6,466
Nojima Corp.	300	7,240
NOK Corp.	1,400	27,447
Nomura Co. Ltd.	500	10,778
Nomura Holdings, Inc.	65,400	380,762
Nomura Real Estate Holdings, Inc.	7,400	172,986
Nomura Real Estate Master Fund, Inc.	249	347,061
Nomura Research Institute Ltd.	2,200	103,853
Noritake Co. Ltd.	100	4,316
Noritz Corp.	400	7,252
North Pacific Bank Ltd.	3,800	12,805
NS Solutions Corp.	400	11,506
NS United Kaiun Kaisha Ltd.	100	2,004
NSD Co. Ltd.	400	8,135
NSK Ltd.	6,500	87,825
NTN Corp. (a)	4,800	20,116
NTT Data Corp.	11,700	122,745
NTT DOCOMO, Inc.	24,400	621,212
NTT Urban Development Corp.	6,300	76,869
Obara Group, Inc.	100	5,867
Obayashi Corp.	10,900	120,023
OBIC Business Consultants Co. Ltd.	100	6,348
Obic Co. Ltd.	1,000	84,363
Odakyu Electric Railway Co. Ltd. (a)	5,200	105,933
The Ogaki Kyoritsu Bank Ltd.	400	10,180
Ohsho Food Service Corp.	100	4,902
Oiles Corp.	300	6,449
The Oita Bank Ltd.	200	7,477
Oji Holdings Corp.	15,000	96,637
Okabe Co. Ltd.	300	2,782
Okamoto Industries, Inc.	1,000	10,082
Okamura Corp.	800	10,933
Okasan Securities Group, Inc. (a)	2,000	11,959
Oki Electric Industry Co. Ltd.	1,000	13,216

The accompanying notes are an integral part of the financial statements.

46

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Okinawa Electric Power Co., Inc.	350	$9,849
OKUMA Corp.	300	17,640
Okumura Corp.	300	11,708
Olympus Corp.	5,000	191,654
Omron Corp.	3,300	193,662
OncoTherapy Science, Inc. (b)	1,700	3,487
Ono Pharmaceutical Co. Ltd.	6,900	220,048
Onward Holdings Co. Ltd.	1,500	13,080
Open House Co. Ltd.	400	24,675
Optex Co. Ltd.	400	10,166
Oracle Corp.	600	49,767
Orient Corp. (a)	5,700	9,088
Oriental Land Co. Ltd.	3,900	399,351
ORIX Corp.	23,800	424,890
Orix JREIT, Inc.	152	236,305
Osaka Gas Co. Ltd. (a)	6,200	123,244
Osaka Soda Co. Ltd.	200	5,287
Osaka Steel Co. Ltd. (a)	200	4,098
OSAKA Titanium Technologies Co. Ltd.	200	3,829
Osaki Electric Co. Ltd.	500	3,684
OSG Corp.	800	18,227
OSJB Holdings Corp. (a)	1,900	5,193
Otsuka Corp.	1,800	91,897
Otsuka Holdings Co. Ltd.	6,800	341,531
Outsourcing, Inc.	800	14,005
Oyo Corp.	200	2,823
Pacific Industrial Co. Ltd. (a)	400	5,324
Pacific Metals Co. Ltd. (b)	200	6,013
The Pack Corp.	100	3,737
PAL GROUP Holdings Co. Ltd.	100	2,740
Paltac Corp.	300	16,355
Panasonic Corp.	39,300	561,375
Paramount Bed Holdings Co. Ltd. (a)	200	10,144
Parco Co. Ltd. (a)	200	2,682
Park24 Co. Ltd. (a)	2,200	59,931
Pasona Group, Inc.	200	4,324
PC Depot Corp. (a)	200	1,333
Penta-Ocean Construction Co. Ltd.	3,100	22,881
Pepper Food Service Co. Ltd.	100	4,622
PeptiDream, Inc. (b)	900	49,250
Persol Holdings Co. Ltd.	3,300	95,888
Pigeon Corp.	1,300	58,984
Pilot Corp.	400	22,423
Piolax, Inc.	300	7,917
Pioneer Corp. (a) (b)	4,300	7,084
Plenus Co. Ltd.	300	5,859
Pola Orbis Holdings, Inc.	1,800	75,391
Premier Investment Corp.	77	81,231
Press Kogyo Co. Ltd.	800	4,774
Pressance Corp.	300	4,521
Prestige International, Inc.	600	7,354
Prima Meat Packers Ltd.	2,000	11,301

	Number of Shares	Value
Proto Corp.	200	$3,126
Qol Co. Ltd.	200	3,960
Raito Kogyo Co. Ltd.	600	6,341
Rakuten, Inc.	16,000	132,211
Recruit Holdings Co. Ltd.	19,700	494,424
Relia, Inc.	600	7,301
Relo Group, Inc.	1,200	33,646
Renesas Electronics Corp. (b)	11,700	118,013
Rengo Co. Ltd. (a)	1,900	16,419
Resona Holdings, Inc.	38,300	206,154
Resorttrust, Inc.	900	19,093
Ricoh Co. Ltd. (a)	11,600	114,614
Ricoh Leasing Co. Ltd.	200	6,622
Riken Corp.	100	5,614
Riken Keiki Co. Ltd. (a)	200	4,404
Riken Vitamin Co. Ltd.	100	3,900
Ringer Hut Co. Ltd. (a)	300	7,025
Rinnai Corp.	700	66,660
Riso Kagaku Corp.	300	5,575
Rock Field Co. Ltd.	300	6,249
Rohm Co. Ltd.	1,600	152,229
Rohto Pharmaceutical Co. Ltd.	1,100	30,916
Rokko Butter Co. Ltd.	200	4,331
Roland DG Corp.	100	2,292
Round One Corp.	700	11,140
Royal Holdings Co. Ltd.	300	8,140
Ryobi Ltd.	300	7,950
Ryohin Keikaku Co. Ltd.	400	133,214
Ryosan Co. Ltd. (a)	300	10,866
Ryoyo Electro Corp. (a)	300	4,840
S Foods, Inc.	100	4,161
Sac’s Bar Holdings, Inc.	200	2,143
Saizeriya Co. Ltd.	300	8,502
Sakai Chemical Industry Co. Ltd.	200	5,170
Sakai Moving Service Co. Ltd.	100	5,233
Sakata INX Corp.	400	5,935
Sakata Seed Corp.	300	10,517
San-A Co. Ltd.	200	11,549
San-Ai Oil Co. Ltd.	700	10,395
The San-In Godo Bank Ltd.	1,500	13,424
SanBio Co. Ltd. (b)	200	6,363
Sanden Holdings Corp. (b)	200	2,816
Sangetsu Corp.	600	12,425
Sanken Electric Co. Ltd.	1,000	7,394
Sanki Engineering Co. Ltd.	500	5,642
Sankyo Co. Ltd.	800	27,917
Sankyo Tateyama, Inc.	200	2,980
Sankyu, Inc.	600	29,814
Sanrio Co. Ltd. (a)	500	9,062
Santen Pharmaceutical Co. Ltd.	6,600	110,941
Sanwa Holdings Corp.	2,300	29,659
Sanyo Chemical Industries Ltd.	100	4,703
Sanyo Denki Co. Ltd.	100	7,773

The accompanying notes are an integral part of the financial statements.

47

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sanyo Special Steel Co. Ltd.	200	$5,068
Sapporo Holdings Ltd.	700	20,500
Sato Holdings Corp.	300	9,674
Sawai Pharmaceutical Co. Ltd. (a)	400	17,609
SBI Holdings, Inc. (a)	3,900	91,896
SCREEN Holdings Co. Ltd.	500	45,148
SCSK Corp.	500	21,716
Secom Co. Ltd.	3,600	267,837
Sega Sammy Holdings, Inc.	3,300	53,762
Seibu Holdings, Inc.	4,100	71,692
Seikagaku Corp.	500	9,198
Seiko Epson Corp.	5,300	91,909
Seiko Holdings Corp.	300	7,166
Seino Holdings Co. Ltd.	1,700	31,437
Seiren Co. Ltd. (a)	600	11,154
Sekisui Chemical Co. Ltd.	6,600	115,487
Sekisui House Ltd.	10,300	189,357
Sekisui House Reit, Inc.	53	71,213
Sekisui House SI Residential Investment Corp.	62	68,281
Sekisui Jushi Corp.	400	8,674
Sekisui Plastics Co. Ltd.	300	3,355
Senko Group Holdings Co. Ltd. (a)	1,400	10,958
Senshu Ikeda Holdings, Inc.	2,700	10,315
Senshukai Co. Ltd. (b)	300	1,607
Septeni Holdings Co. Ltd.	1,000	3,466
Seria Co. Ltd. (a)	400	19,964
Seven & i Holdings Co. Ltd.	13,300	570,635
Seven Bank Ltd. (a)	12,800	41,124
Sharp Corp. (a) (b)	2,500	75,008
Shibuya Corp.	200	7,156
The Shiga Bank Ltd.	2,000	10,197
The Shikoku Bank Ltd.	300	4,280
Shikoku Chemicals Corp.	500	7,419
Shikoku Electric Power Co., Inc. (a)	1,900	22,883
Shima Seiki Manufacturing Ltd. (a)	300	20,959
Shimachu Co. Ltd.	500	15,935
Shimadzu Corp.	4,200	116,374
Shimamura Co. Ltd.	300	37,290
Shimano, Inc.	1,300	188,290
Shimizu Corp.	10,100	90,172
Shin-Etsu Chemical Co. Ltd.	6,900	717,312
Shin-Etsu Polymer Co. Ltd.	600	6,388
Shindengen Electric Manufacturing Co. Ltd.	100	6,524
Shinko Electric Industries Co. Ltd.	700	5,165
Shinko Plantech Co. Ltd.	600	5,494
Shinmaywa Industries Ltd.	1,000	8,224
Shinnihon Corp.	400	4,326
Shinsei Bank Ltd.	3,500	54,260
Shionogi & Co. Ltd. (a)	5,100	266,174
Ship Healthcare Holdings, Inc.	500	17,775
Shiseido Co. Ltd.	6,600	426,399

	Number of Shares	Value
The Shizuoka Bank Ltd.	10,000	$96,702
Shizuoka Gas Co. Ltd.	500	4,522
SHO-BOND Holdings Co. Ltd.	200	14,944
Shochiku Co. Ltd.	100	14,199
Shoei Foods Corp.	100	3,841
Showa Corp. (a)	500	8,576
Showa Denko KK	1,500	62,916
Showa Sangyo Co. Ltd.	200	5,173
Showa Shell Sekiyu KK	3,500	47,678
Siix Corp. (a)	400	8,614
Sinfonia Technology Co. Ltd.	1,000	3,463
Sinko Industries Ltd.	100	1,599
Sintokogio Ltd.	600	6,294
SKY Perfect JSAT Holdings, Inc.	1,500	6,729
Skylark Co. Ltd. (a)	1,200	17,242
SMC Corp.	1,000	408,166
SMS Co. Ltd.	400	17,124
Sodick Co. Ltd.	400	5,250
SoftBank Group Corp.	14,300	1,065,188
Sogo Medical Co. Ltd.	200	5,648
Sohgo Security Services Co. Ltd.	1,100	54,143
Sojitz Corp.	14,400	45,777
Solasto Corp.	200	5,444
Sompo Holdings, Inc.	6,100	246,514
Sony Corp.	22,300	1,085,994
Sony Financial Holdings, Inc. (a)	3,400	62,318
Sosei Group Corp. (a) (b)	200	16,389
Sotetsu Holdings, Inc.	899	23,937
Sparx Group Co. Ltd.	1,200	3,252
Square Enix Holdings Co. Ltd.	1,000	44,974
ST Corp.	100	2,157
St Marc Holdings Co. Ltd.	200	5,840
Stanley Electric Co. Ltd.	2,300	86,718
Star Micronics Co. Ltd.	400	7,407
Start Today Co. Ltd.	3,500	91,431
Starts Corp., Inc.	400	10,952
Starzen Co. Ltd.	100	4,962
Stella Chemifa Corp.	100	3,016
Studio Alice Co. Ltd.	100	2,433
Subaru Corp.	11,000	364,083
Sugi Holdings Co. Ltd.	400	22,470
Sumco Corp.	4,200	109,766
Sumitomo Bakelite Co. Ltd.	2,000	17,653
Sumitomo Chemical Co. Ltd.	27,000	156,115
Sumitomo Corp.	21,100	353,348
Sumitomo Dainippon Pharma Co. Ltd. (a)	2,300	38,529
Sumitomo Densetsu Co. Ltd.	200	4,002
Sumitomo Electric Industries Ltd.	13,900	213,691
Sumitomo Forestry Co. Ltd.	1,500	24,125
Sumitomo Heavy Industries Ltd.	2,000	76,513
Sumitomo Metal Mining Co. Ltd. (a)	4,200	173,047

The accompanying notes are an integral part of the financial statements.

48

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Mitsui Construction Co. Ltd.	1,820	$10,878
Sumitomo Mitsui Financial Group, Inc.	23,700	1,004,986
Sumitomo Mitsui Trust Holdings, Inc.	6,100	249,773
Sumitomo Osaka Cement Co. Ltd. (a)	4,000	17,668
Sumitomo Realty & Development Co. Ltd.	26,000	972,909
Sumitomo Riko Co. Ltd. (a)	500	5,040
Sumitomo Rubber Industries Ltd.	3,600	66,373
Sumitomo Seika Chemicals Co. Ltd.	100	4,812
The Sumitomo Warehouse Co. Ltd.	1,000	6,658
Sun Frontier Fudousan Co. Ltd. (a)	300	3,316
Sundrug Co. Ltd. (a)	1,500	70,246
Suntory Beverage & Food Ltd.	2,600	126,072
Suruga Bank Ltd.	2,600	36,432
Sushiro Global Holdings Ltd.	200	9,827
Suzuken Co. Ltd.	1,400	58,845
Suzuki Motor Corp. (a)	6,000	325,711
Sysmex Corp.	2,700	245,344
Systena Corp.	200	8,096
T Hasegawa Co. Ltd.	300	5,734
T&D Holdings, Inc.	9,200	146,918
T-Gaia Corp.	200	5,618
Tachi-S Co. Ltd.	400	7,170
Tadano Ltd.	1,200	18,161
Taihei Dengyo Kaisha Ltd.	200	5,086
Taiheiyo Cement Corp.	2,000	72,186
Taiho Kogyo Co. Ltd.	200	2,889
Taikisha Ltd.	300	9,847
Taisei Corp.	3,800	194,709
Taisho Pharmaceutical Holdings Co. Ltd.	600	59,533
Taiyo Holdings Co. Ltd.	200	8,600
Taiyo Nippon Sanso Corp. (a)	2,200	33,298
Taiyo Yuden Co. Ltd. (a)	1,300	21,851
Takamatsu Construction Group Co. Ltd.	200	5,727
Takara Bio, Inc.	500	10,181
Takara Holdings, Inc. (a)	1,900	21,275
Takara Leben Co. Ltd. (a)	1,100	4,750
Takara Standard Co. Ltd.	500	8,479
Takasago International Corp.	200	5,896
Takasago Thermal Engineering Co. Ltd.	600	11,126
Takashimaya Co. Ltd.	6,000	57,742
Takeda Pharmaceutical Co. Ltd.	12,700	619,510
Takeuchi Manufacturing Co. Ltd.	400	8,861
Takuma Co. Ltd.	800	8,845
Tamron Co. Ltd.	200	4,159
Tanaka Chemical Corp. (b)	100	1,485
Tanseisha Co. Ltd.	500	6,098

	Number of Shares	Value
Tatsuta Electric Wire and Cable Co. Ltd.	500	$3,039
Tayca Corp.	200	5,224
TDK Corp.	2,200	196,122
TechnoPro Holdings, Inc.	400	24,290
Teijin Ltd.	3,700	70,450
Teikoku Sen-I Co. Ltd.	200	3,856
Tekken Corp.	100	2,900
Tenma Corp.	200	3,839
Terumo Corp.	5,700	295,492
THK Co. Ltd.	1,800	75,005
TIS, Inc.	900	36,091
TKC Corp.	200	8,184
Toa Corp.	200	4,207
Toagosei Co. Ltd.	1,200	14,176
Tobu Railway Co. Ltd.	3,100	94,529
TOC Co. Ltd. (a)	800	6,650
Tocalo Co. Ltd. (a)	400	4,891
The Tochigi Bank Ltd.	800	3,090
Toda Corp. (a)	2,000	14,493
Toei Co. Ltd.	100	10,680
The Toho Bank Ltd.	2,100	8,107
Toho Co. Ltd.	1,700	56,784
Toho Gas Co. Ltd. (a)	1,600	50,126
Toho Holdings Co. Ltd.	600	14,277
Toho Titanium Co. Ltd. (a)	300	3,388
Toho Zinc Co. Ltd.	100	4,691
Tohoku Electric Power Co., Inc. (a)	8,700	118,213
Tokai Carbon Co. Ltd.	2,200	32,765
Tokai Corp.	200	4,156
TOKAI Holdings Corp.	900	9,038
Tokai Rika Co. Ltd.	600	12,311
Tokai Tokyo Financial Holdings, Inc.	2,300	15,943
Token Corp. (a)	100	10,058
Tokio Marine Holdings, Inc.	11,900	542,001
Tokushu Tokai Paper Co. Ltd.	100	3,840
Tokuyama Corp.	700	22,265
Tokyo Broadcasting System Holdings, Inc.	500	10,647
Tokyo Dome Corp.	900	8,540
Tokyo Electric Power Co. Holdings, Inc. (b)	23,700	92,610
Tokyo Electron Ltd.	2,800	517,113
Tokyo Gas Co. Ltd.	6,800	181,609
Tokyo Ohka Kogyo Co. Ltd.	400	14,490
Tokyo Seimitsu Co. Ltd.	400	16,337
Tokyo Steel Manufacturing Co. Ltd. (a)	1,100	8,902
Tokyo Tatemono Co. Ltd.	13,700	206,926
Tokyo TY Financial Group, Inc.	300	7,218
Tokyotokeiba Co. Ltd.	200	7,524
Tokyu Construction Co. Ltd.	800	8,681
Tokyu Corp.	10,000	157,183
Tokyu Fudosan Holdings Corp.	9,900	71,285
Tokyu REIT, Inc.	54	73,574

The accompanying notes are an integral part of the financial statements.

49

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOMONY Holdings, Inc.	1,300	$5,901
Tomy Co. Ltd.	1,000	10,162
Topcon Corp.	1,200	23,668
Toppan Forms Co. Ltd.	400	4,448
Toppan Printing Co. Ltd.	10,000	82,151
Topre Corp.	400	11,706
Topy Industries Ltd.	200	5,765
Toray Industries, Inc.	25,300	240,291
Toridoll.corp.	200	7,392
Torii Pharmaceutical Co. Ltd. (a)	200	5,306
Tosei Corp.	300	3,627
Toshiba Corp. (b)	115,000	334,171
Toshiba Machine Co. Ltd.	1,000	6,932
Toshiba Plant Systems & Services Corp.	500	10,948
Toshiba TEC Corp.	1,000	5,932
Tosho Co. Ltd.	200	7,733
Tosoh Corp.	5,300	104,682
Totetsu Kogyo Co. Ltd.	300	9,396
TOTO Ltd.	2,700	141,724
The Towa Bank Ltd.	300	4,030
Towa Pharmaceutical Co. Ltd.	100	6,388
Toyo Construction Co. Ltd.	1,000	4,565
Toyo Engineering Corp. (a) (b)	400	3,817
Toyo Ink SC Holdings Co. Ltd. (a)	2,000	12,532
Toyo Kanetsu KK	100	2,879
Toyo Kohan Co. Ltd.	600	4,056
Toyo Seikan Group Holdings Ltd. (a)	3,400	50,822
Toyo Suisan Kaisha Ltd.	1,800	71,311
Toyo Tanso Co. Ltd.	100	3,158
Toyo Tire & Rubber Co. Ltd.	1,200	20,618
Toyobo Co. Ltd.	1,000	19,724
Toyoda Gosei Co. Ltd.	1,200	27,681
Toyota Boshoku Corp.	800	16,620
Toyota Industries Corp.	2,800	170,381
Toyota Motor Corp.	45,700	2,978,472
Toyota Tsusho Corp.	3,700	125,244
TPR Co. Ltd.	300	8,601
Trancom Co. Ltd.	100	6,942
Transcosmos, Inc. (b)	300	7,851
Trend Micro, Inc.	2,000	118,619
Trusco Nakayama Corp.	500	12,361
Trust Tech, Inc.	100	3,284
TS Tech Co. Ltd.	500	19,866
TSI Holdings Co. Ltd.	1,000	7,281
Tsubaki Nakashima Co. Ltd.	500	12,905
Tsubakimoto Chain Co.	1,000	8,211
Tsugami Corp.	1,000	12,777
Tsukishima Kikai Co. Ltd.	400	5,687
Tsukuba Bank Ltd.	1,200	4,002
Tsukui Corp.	700	5,445
Tsumura & Co.	700	24,355
Tsuruha Holdings, Inc.	600	86,415

	Number of Shares	Value
Tsurumi Manufacturing Co. Ltd.	100	$1,820
TV Asahi Holdings Corp.	300	6,615
UACJ Corp.	300	7,697
Ube Industries Ltd.	1,200	35,199
UKC Holdings Corp.	200	4,137
Ulvac, Inc.	400	22,787
Unicharm Corp.	6,800	197,211
Union Tool Co.	100	3,557
Unipres Corp.	400	9,051
United Arrows Ltd.	200	7,587
United Super Markets Holdings, Inc.	500	5,380
United Urban Investment Corp.	200	312,648
UNITED, Inc.	100	4,023
Unitika Ltd. (b)	800	5,005
Universal Entertainment Corp. (a)	200	9,213
Unizo Holdings Co. Ltd. (a)	200	4,906
Ushio, Inc. (a)	1,200	16,107
USS Co. Ltd.	3,800	77,859
UT Group Co. Ltd. (b)	300	9,790
V Technology Co. Ltd.	100	28,981
Valor Holdings Co. Ltd.	400	10,867
Vector, Inc. (b)	300	6,944
Vital KSK Holdings, Inc.	300	2,970
VT Holdings Co. Ltd. (a)	1,100	5,690
W-Scope Corp. (a)	200	2,758
Wacoal Holdings Corp.	600	17,390
Wacom Co. Ltd. (a)	1,500	7,418
Wakita & Co. Ltd.	400	4,435
Warabeya Nichiyo Co. Ltd.	200	4,992
WATAMI Co. Ltd. (a)	300	3,932
Welcia Holdings Co. Ltd. (a)	500	22,633
West Japan Railway Co.	2,900	204,961
World Holdings Co. Ltd.	100	4,366
Wowow, Inc.	72	2,311
Xebio Holdings Co. Ltd.	300	5,958
YA-MAN Ltd.	200	4,793
Yahagi Construction Co. Ltd. (a)	400	2,988
Yahoo! Japan Corp. (a)	25,800	121,066
Yakult Honsha Co. Ltd.	1,900	142,734
Yakuodo Co. Ltd.	100	3,773
YAMABIKO Corp.	300	3,954
Yamada Denki Co. Ltd. (a)	12,200	73,918
The Yamagata Bank Ltd.	300	6,791
Yamaguchi Financial Group, Inc. (a)	4,000	49,558
Yamaha Corp.	2,600	113,688
Yamaha Motor Co. Ltd.	4,800	143,648
The Yamanashi Chuo Bank Ltd.	1,000	4,146
Yamato Holdings Co. Ltd. (a)	6,400	160,901
Yamato Kogyo Co. Ltd.	500	13,797
Yamazaki Baking Co. Ltd.	1,800	37,740
Yamazen Corp.	700	7,260
Yaoko Co. Ltd.	200	10,780
Yaskawa Electric Corp.	4,500	204,349

The accompanying notes are an integral part of the financial statements.

50

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Yellow Hat Ltd.	200	$5,989
Yodogawa Steel Works Ltd.	200	5,344
Yokogawa Bridge Holdings Corp.	300	6,450
Yokogawa Electric Corp.	4,500	91,371
Yokohama Reito Co. Ltd. (a)	400	3,938
The Yokohama Rubber Co. Ltd.	1,700	39,575
Yondoshi Holdings, Inc. (a)	200	5,178
Yonex Co. Ltd.	800	4,502
Yorozu Corp.	200	3,310
Yoshinoya Holdings Co. Ltd.	700	14,087
Yuasa Trading Co. Ltd.	200	6,585
Yume No Machi Souzou Iinkai Co. Ltd.	300	6,356
Yumeshin Holdings Co. Ltd.	600	6,748
Yurtec Corp.	400	3,187
Yushin Precision Equipment Co. Ltd.	200	3,220
Zenkoku Hosho Co. Ltd. (a)	500	21,970
Zenrin Co. Ltd.	450	9,478
Zensho Holdings Co. Ltd. (a)	1,000	22,871
Zeon Corp.	1,900	27,656
Zeria Pharmaceutical Co. Ltd.	400	8,077
ZIGExN Co. Ltd. (b)	600	5,531
Zojirushi Corp.	500	7,344

		80,863,021

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	3,719	437,875

Luxembourg — 0.1%
ADO Properties SA (d)	1,770	99,571
Altisource Portfolio Solutions SA (b)	134	3,559
APERAM SA	560	26,797
ArcelorMittal (b)	11,822	374,972
Ardagh Group SA	360	6,725
Aroundtown SA	26,944	208,896
B&M European Value Retail SA	9,748	53,586
Eurofins Scientific SE	198	104,666
Grand City Properties SA	6,451	154,211
Intelsat SA (a) (b)	843	3,170
Millicom International Cellular SA	1,305	89,121
PLAY Communications SA (b) (d)	1,606	15,590
RTL Group	749	62,207
SAF-Holland SA	524	10,585
Senvion SA (b)	189	2,373
SES SA (a)	6,911	93,630
Solutions 30 SE (b)	265	10,041
Subsea 7 SA	2,839	36,281
Tenaris SA	8,729	150,912
Trinseo SA	756	55,982

		1,562,875

Malaysia — 0.2%
AirAsia Bhd	15,500	16,039
Alliance Financial Group Bhd	15,600	17,316
AMMB Holdings Bhd	23,900	24,036

	Number of Shares	Value
Astro Malaysia Holdings Bhd	24,900	$13,197
Axiata Group	37,931	53,793
British American Tobacco Malaysia	1,900	12,939
CIMB Group Holdings Bhd	62,870	116,990
Dialog Group Bhd	45,400	34,872
DiGi.Com Bhd	43,900	52,723
Felda Global Ventures Holdings Bhd	20,500	8,851
Gamuda Bhd	22,100	29,560
Genting Bhd	32,600	73,522
Genting Malaysia Bhd	39,500	49,734
Genting Plantations Bhd	2,800	7,391
HAP Seng Consolidated Bhd	8,100	20,398
Hartalega Holdings Bhd	16,600	25,316
Hong Leong Bank Bhd	9,200	44,745
Hong Leong Financial Group Bhd	3,700	18,440
IHH Healthcare Bhd	29,100	45,221
IJM Corp. Bhd	38,000	26,487
IOI Corp.	26,400	32,640
IOI Properties Group Bhd	26,175	10,929
Kuala Lumpur Kepong Bhd	6,300	41,786
Malayan Banking Bhd	58,957	160,580
Malaysia Airports Holdings Bhd	8,200	18,834
Maxis Bhd	27,000	39,793
MISC Bhd	19,400	35,467
Nestle Malaysia Bhd	700	27,366
Petronas Chemicals Group Bhd	30,200	63,816
Petronas Dagangan Bhd	3,200	20,523
Petronas Gas Bhd	9,400	43,485
PPB Group Bhd	5,200	25,791
Press Metal Aluminium Holdings Bhd	15,400	18,182
Public Bank Bhd	40,400	251,941
RHB Bank Bhd	10,700	14,330
Sapura Energy Bhd	51,600	6,797
Sime Darby Bhd	33,195	22,612
Sime Darby Plantation Bhd (b)	31,895	45,533
Sime Darby Property Bhd (b)	35,495	13,147
SP Setia Bhd Group	14,600	11,333
Telekom Malaysia Bhd	15,600	20,996
Tenaga Nasional	47,100	197,341
UMW Holdings Bhd (b)	5,200	8,144
Westports Holdings Bhd	9,700	8,885
YTL Corp. Bhd	53,310	18,570
YTL Power International Bhd	21,420	5,619

		1,856,010

Malta — 0.0%
Brait SE (a) (b)	4,814	14,710
Catena Media PLC (b)	368	5,040
Unibet Group PLC	2,512	34,374

		54,124

Marshall Islands — 0.0%
Eagle Bulk Shipping, Inc. (b)	841	4,163
Genco Shipping & Trading Ltd. (b)	222	3,157

The accompanying notes are an integral part of the financial statements.

51

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Navios Maritime Holdings, Inc. (b)	2,455	$2,204
Safe Bulkers, Inc. (b)	356	1,129

		10,653

Mauritius — 0.0%
Golden Agri-Resources Ltd.	133,000	35,641

Mexico — 0.2%
Alfa SAB de CV	42,900	55,475
America Movil SAB de CV	471,536	450,609
Arca Continental SAB de CV	6,100	42,362
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	25,800	37,111
Cemex SAB de CV (b)	201,908	134,008
Coca-Cola Femsa SAB de CV	6,900	45,713
El Puerto de Liverpool SAB de CV	2,700	20,104
Fibra Uno Administracion SA de CV	42,334	63,994
Fomento Economico Mexicano SAB de CV	27,565	253,220
Gentera SAB de CV (a)	14,600	10,707
Gruma SAB de CV Class B	3,105	35,626
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,200	51,818
Grupo Aeroportuario del Sureste SAB de CV Class B	2,780	47,345
Grupo Bimbo SAB de CV	23,200	51,145
Grupo Carso SAB de CV	6,154	21,845
Grupo Financiero Banorte SAB de CV Class O	34,700	211,410
Grupo Financiero Inbursa SAB de CV Class O	32,600	54,526
Grupo Lala SAB de CV	8,400	11,511
Grupo Mexico SAB de CV Series B	52,700	178,468
Grupo Televisa SAB	33,600	107,989
Industrias Penoles SAB de CV	1,935	39,747
Infraestructura Energetica Nova SAB de CV	7,524	36,904
Kimberly-Clark de Mexico SAB de CV Class A (a)	21,000	39,696
Mexichem SAB de CV	15,233	47,051
Promotora y Operadora de Infraestructura SAB de CV	3,145	31,402
Wal-Mart de Mexico SAB de CV	73,700	187,496

		2,267,282

Netherlands — 1.6%
Aalberts Industries NV	1,145	58,457
ABN AMRO Group NV (d)	7,402	223,168
Accell Group	246	5,372
Aegon NV	31,390	211,978
AerCap Holdings NV (b)	2,457	124,619
Airbus SE	10,099	1,168,491
Akzo Nobel NV	4,364	412,560
Altice NV Class A (a) (b)	8,459	69,964

	Number of Shares	Value
AMG Advanced Metallurgical Group NV	291	$13,016
Arcadis NV	748	14,721
ASM International NV	538	39,329
ASML Holding NV	6,876	1,360,395
ASR Nederland NV	1,686	72,180
Basic-Fit NV (b) (d)	386	11,214
BE Semiconductor Industries NV	420	43,056
BinckBank NV	912	5,207
Boskalis Westminster	1,764	51,714
Brack Capital Properties NV (b)	48	5,755
Brunel International NV	184	3,376
Chicago Bridge & Iron Co. NV (a)	1,710	24,624
Cimpress NV (b)	428	66,212
CNH Industrial NV	18,152	224,576
Corbion NV	686	20,813
Cosmo Pharmaceuticals NV	99	13,682
Eurocommercial Properties NV	2,887	119,414
Euronext NV (d)	643	47,058
EXOR NV	1,730	123,603
Ferrari NV	2,112	254,393
Fiat Chrysler Automobiles NV (b)	18,827	386,027
Flow Traders (d)	302	12,854
ForFarmers NV	176	2,461
Frank’s International NV	645	3,502
Fugro NV (b)	1,012	13,404
Gemalto NV	932	56,965
Heineken Holding NV	2,025	208,806
Heineken NV	4,533	487,852
IMCD Group NV	602	37,048
ING Groep NV	68,844	1,162,756
Intertrust NV (d)	721	14,947
InterXion Holding NV (b)	811	50,371
Kendrion NV	132	5,402
Koninklijke Ahold Delhaize NV	22,215	526,747
Koninklijke BAM Groep NV (a)	2,617	12,208
Koninklijke DSM NV	3,184	316,606
Koninklijke KPN NV	59,664	179,118
Koninklijke Philips NV	16,590	637,554
Koninklijke Volkerwessels NV	375	10,299
Koninklijke Vopak NV	1,151	56,548
LyondellBasell Industries NV Class A	8,967	947,633
Mylan NV (b)	11,552	475,596
NN Group NV	5,168	229,516
NSI NV	1,114	46,883
NXP Semiconductor NV (b)	15,373	1,798,641
OCI NV (a) (b)	802	18,570
Orthofix International NV (b)	295	17,340
Philips Lighting NV (d)	1,285	48,343
PostNL NV	4,944	18,528
QIAGEN NV (b)	3,605	116,458
QIAGEN NV (b)	4,888	157,931
Randstad Holding NV (a)	2,218	146,140

The accompanying notes are an integral part of the financial statements.

52

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RELX NV	17,439	$361,790
Rhi Magnesita NV (b)	300	18,520
Sapiens International Corp. NV	163	1,438
SBM Offshore NV	1,898	30,426
Schlumberger Ltd.	30,455	1,972,875
SIF Holding NV (a)	121	2,829
Steinhoff International Holdings NV	41,926	11,757
STMicroelectronics NV	11,314	251,085
Takeaway.com Holding BV (b) (d)	206	10,963
TKH Group NV	443	28,421
TomTom NV (b)	1,391	12,855
Unilever NV	28,372	1,603,825
Vastned Retail NV	1,128	53,817
Wereldhave NV (a)	2,331	89,199
Wessanen	852	17,101
Wolters Kluwer NV	5,236	278,852
Wright Medical Group NV (b)	1,784	35,395

		17,773,149

New Zealand — 0.1%
a2 Milk Co. Ltd. (b)	7,560	67,925
Air New Zealand Ltd.	6,487	15,179
Argosy Property Ltd.	7,787	5,636
Auckland International Airport Ltd.	15,593	69,208
Chorus Ltd.	5,241	15,181
Contact Energy Ltd.	8,227	31,329
Fisher & Paykel Healthcare Corp. Ltd.	10,160	97,588
Fletcher Building Ltd.	13,996	61,140
Freightways Ltd.	1,709	9,367
Genesis Energy Ltd.	5,383	9,271
Goodman Property Trust	11,201	10,782
Infratil Ltd.	5,957	13,380
Kiwi Property Group Ltd.	85,080	82,570
Mercury NZ Ltd.	13,032	30,413
Meridian Energy Ltd.	24,713	51,125
Metlifecare Ltd.	1,735	7,347
The New Zealand Refining Co. Ltd.	2,316	3,838
Precinct Properties New Zealand Ltd.	11,086	10,271
Ryman Healthcare Ltd.	7,660	58,803
Sky Network Television Ltd.	4,210	6,994
SKYCITY Entertainment Group Ltd.	8,169	23,064
Spark New Zealand Ltd.	35,890	86,961
Summerset Group Holdings Ltd.	2,316	11,668
Trade Me Group Ltd.	4,520	14,498
Z Energy Ltd.	4,129	20,918

		814,456

Norway — 0.2%
Akastor ASA (b)	1,087	2,124
Aker ASA	252	14,319
Aker Solutions ASA (b)	1,594	8,494
Atea ASA	913	14,842
Austevoll Seafood ASA	873	8,755

	Number of Shares	Value
B2Holding ASA	2,689	$6,764
Borregaard ASA	1,087	10,304
Det Norske Oljeselskap ASA	1,253	33,894
DNB ASA	17,505	341,541
DNO ASA (b)	6,844	10,780
Entra ASA (d)	6,419	87,573
Europris ASA (d)	1,626	5,238
Evry AS (b) (d)	1,928	7,488
Gjensidige Forsikring ASA	3,060	56,146
Grieg Seafood ASA	445	4,126
Hexagon Composites ASA (b)	1,044	3,015
IDEX ASA (b)	5,175	2,698
Kongsberg Automotive ASA (b)	4,001	4,585
Leroy Seafood Group ASA	3,362	20,893
Marine Harvest ASA	7,663	153,972
Nordic Nanovector ASA (a) (b)	313	1,986
Nordic Semiconductor ASA (b)	1,214	7,278
Norsk Hydro ASA	23,226	136,963
Norway Royal Salmon ASA	195	4,009
Norwegian Air Shuttle ASA (a) (b)	379	8,174
Norwegian Finans Holding ASA (b)	1,401	15,817
Norwegian Property ASA	1,135	1,472
Ocean Yield ASA	738	6,210
Orkla ASA	13,898	149,401
Otello Corp. ASA (b)	1,615	3,859
Petroleum Geo-Services ASA (b)	3,047	9,634
Protector Forsikring ASA	841	9,109
REC Silicon ASA (b)	28,256	5,418
Salmar ASA	579	23,882
Sbanken ASA (d)	798	7,515
Scatec Solar ASA (d)	901	5,281
Schibsted ASA Class B	1,228	31,209
Selvaag Bolig ASA	468	2,283
SpareBank 1 Nord Norge	1,058	8,390
Sparebank 1 Oestlandet	285	3,071
SpareBank 1 SMN	1,468	15,184
Statoil ASA	19,733	467,359
Storebrand ASA	5,205	42,613
Telenor ASA	13,200	300,227
TGS Nopec Geophysical Co. ASA	1,203	29,349
Wilh Wilhelmsen ASA (b)	1,198	8,463
XXL ASA (d)	1,089	11,187
Yara International ASA	3,032	128,804

		2,241,698

Pakistan — 0.0%
Habib Bank Ltd.	8,500	15,386
Lucky Cement Ltd.	2,000	11,929
MCB Bank Ltd.	6,100	11,793
Oil & Gas Development Co. Ltd.	9,800	14,810
United Bank Ltd.	6,400	11,453

		65,371

The accompanying notes are an integral part of the financial statements.

53

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA	515	$14,677
Carnival Corp.	11,245	737,447
Copa Holdings SA Class A	673	86,568
McDermott International, Inc. (b)	4,773	29,068
Norstar Holdings, Inc.	183	3,318

		871,078

Papua New Guinea — 0.0%
Oil Search Ltd.	24,916	137,678

Peru — 0.0%
Cia de Minas Buenaventura SA Sponsored ADR	2,364	36,004

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	23,430	30,406
Aboitiz Power Corp.	8,400	6,238
Alliance Global Group, Inc. (b)	39,200	9,946
Ayala Corp.	3,005	54,942
Ayala Land, Inc.	101,900	80,516
Bank of the Philippine Islands	9,940	22,390
BDO Unibank, Inc.	27,231	72,803
DMCI Holdings, Inc.	32,800	7,667
Globe Telecom, Inc.	375	11,680
GT Capital Holdings, Inc.	965	21,731
International Container Terminal Services, Inc.	440	845
JG Summit Holdings, Inc.	41,290	49,727
Jollibee Foods Corp.	4,910	28,208
Manila Electric Co.	2,590	15,839
Megaworld Corp.	94,200	8,491
Metro Pacific Investments Corp.	134,800	13,570
Metropolitan Bank & Trust	7,058	11,652
PLDT, Inc.	1,080	30,691
Robinsons Land Corp.	20,854	7,995
Security Bank Corp.	2,180	10,077
SM Investments Corp.	2,960	52,360
SM Prime Holdings, Inc.	113,300	73,492
Universal Robina Corp.	10,890	31,795

		653,061

Poland — 0.1%
Alior Bank SA (b)	1,403	30,196
Bank Handlowy w Warszawie SA	351	7,778
Bank Millennium SA (b)	8,975	21,620
Bank Pekao SA	2,191	79,024
Bank Zachodni WBK SA	480	50,830
CCC SA	391	26,679
CD Projekt SA	946	30,477
Cyfrowy Polsat SA	3,217	23,461
Dino Polska SA (b) (d)	468	11,857
Grupa Azoty SA	622	10,178
Grupa Lotos SA	1,192	18,416

	Number of Shares	Value
Jastrzebska Spolka Weglowa SA (b)	783	$18,574
KGHM Polska Miedz SA	1,847	47,058
LPP SA	16	40,882
mBank SA (b)	204	24,994
Orange Polska SA (b)	9,198	15,644
PGE Polska Grupa Energetyczna SA (b)	12,227	35,547
Polski Koncern Naftowy ORLEN SA	4,271	105,164
Polskie Gornictwo Naftowe i Gazownictwo SA	24,803	40,973
Powszechna Kasa Oszczednosci Bank Polski SA (b)	12,915	152,803
Powszechny Zaklad Ubezpieczen SA	8,026	98,029
Tauron Polska Energia SA (b)	12,516	8,896

		899,080

Portugal — 0.0%
Altri SGPS SA	502	3,352
Banco Comercial Portugues SA (b)	113,384	38,030
Corticeira Amorim SGPS SA	389	4,980
CTT-Correios de Portugal SA (a)	1,309	5,042
EDP—Energias de Portugal SA	40,927	155,635
Galp Energia SGPS SA	8,866	167,234
Jeronimo Martins SGPS SA	4,028	73,458
Mota-Engil SGPS SA	1,283	5,176
The Navigator Co. SA	2,139	12,620
NOS SGPS SA	2,846	16,811
REN—Redes Energeticas Nacionais SGPS SA	3,353	10,351
Semapa-Sociedade de Investimento e Gestao	248	5,662
Sonae SGPS SA	8,121	10,965

		509,316

Puerto Rico — 0.0%
Evertec, Inc.	1,027	16,791
First BanCorp (b)	3,249	19,559
OFG Bancorp	648	6,772
Popular, Inc.	2,174	90,482
Triple-S Management Corp. Class B (b)	387	10,116

		143,720

Qatar — 0.0%
Barwa Real Estate Co.	1,569	14,435
The Commercial Bank PQSC	2,686	22,196
Doha Bank QPSC	2,142	15,897
Ezdan Holding Group QSC	11,139	32,151
Industries Qatar QSC	2,145	62,017
Masraf Al Rayan QSC	5,069	49,239
Ooredoo QPSC	1,124	25,480
Qatar Electricity & Water Co. QSC	379	19,626
Qatar Gas Transport Co. Ltd.	3,793	15,960
Qatar Insurance Co. SAQ	2,180	22,518
Qatar Islamic Bank SAQ	805	21,590

The accompanying notes are an integral part of the financial statements.

54

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Qatar National Bank QPSC	3,238	$115,807

		416,916

Republic of Korea — 1.0%
Amorepacific Corp.	453	131,293
Amorepacific Group	404	52,232
BGF retail Co. Ltd.	109	15,641
BNK Financial Group, Inc.	3,744	37,548
Celltrion Healthcare Co. Ltd. (b)	481	49,153
Celltrion, Inc. (b)	1,127	332,910
Cheil Worldwide, Inc.	1,036	17,736
CJ CheilJedang Corp.	114	34,474
CJ Corp.	203	30,149
CJ E&M Corp.	248	21,603
CJ Korea Express Corp. (b)	99	12,827
Coway Co. Ltd.	746	61,762
Daelim Industrial Co. Ltd.	419	29,084
Daewoo Engineering & Construction Co. Ltd. (b)	2,013	9,903
DB Insurance Co. Ltd.	731	45,290
DGB Financial Group, Inc.	2,470	27,174
Dongsuh Cos., Inc.	550	13,491
Doosan Bobcat, Inc.	533	15,864
Doosan Heavy Industries & Construction Co. Ltd. (b)	444	6,656
E-MART, Inc.	282	72,042
GS Engineering & Construction Corp.	751	21,146
GS Holdings Corp.	751	43,564
GS Retail Co. Ltd.	388	11,217
Hana Financial Group, Inc.	4,133	177,503
Hankook Tire Co. Ltd.	1,015	50,243
Hanmi Pharm Co. Ltd.	86	41,887
Hanmi Science Co. Ltd.	184	16,361
Hanon Systems	2,302	25,170
Hanssem Co. Ltd.	139	19,660
Hanwha Chemical Corp.	1,405	39,250
Hanwha Corp.	659	24,480
Hanwha Life Insurance Co. Ltd.	3,396	20,054
Hanwha Techwin Co. Ltd. (b)	570	15,568
Hotel Shilla Co. Ltd.	401	34,948
Hyosung Corp.	296	33,418
Hyundai Department Store Co. Ltd.	204	17,502
Hyundai Development Co-Engineering & Construction	833	29,762
Hyundai Engineering & Construction Co. Ltd.	1,158	46,718
Hyundai Glovis Co. Ltd.	253	43,399
Hyundai Heavy Industries Co. Ltd. (b)	524	68,463
Hyundai Marine & Fire Insurance Co. Ltd.	935	34,536
Hyundai Mobis Co. Ltd.	947	226,098
Hyundai Motor Co.	2,108	285,020
Hyundai Robotics Co. Ltd. (b)	140	56,392

	Number of Shares	Value
Hyundai Steel Co.	1,127	$54,739
Hyundai Wia Corp.	166	8,599
Industrial Bank Of Korea	3,476	51,082
ING Life Insurance Korea Ltd. (d)	438	18,449
Kakao Corp.	639	78,503
Kangwon Land, Inc.	1,636	42,031
KB Financial Group, Inc.	5,543	320,848
KCC Corp.	79	24,775
KEPCO Plant Service & Engineering Co. Ltd.	327	13,986
Kia Motors Corp.	3,504	105,057
Korea Aerospace Industries Ltd. (b)	955	45,056
Korea Electric Power Corp.	3,529	109,002
Korea Gas Corp. (b)	405	18,511
Korea Investment Holdings Co. Ltd.	573	44,802
Korea Zinc Co. ,Ltd.	119	54,009
Korean Air Lines Co. Ltd.	682	21,074
KT Corp.	102	2,623
KT&G Corp.	1,648	154,473
Kumho Petrochemical Co. Ltd.	267	24,439
LG Chem Ltd.	626	229,259
LG Corp.	1,342	110,057
LG Display Co. Ltd.	3,237	78,993
LG Electronics, Inc.	1,497	154,258
LG Household & Health Care Ltd.	133	149,370
LG Innotek Co. Ltd.	201	23,524
Lotte Chemical Corp.	207	84,639
Lotte Corp. (b)	440	26,299
Lotte Shopping Co. Ltd.	162	35,852
Medy-Tox, Inc.	63	44,494
Mirae Asset Daewoo Co. Ltd.	5,125	44,823
NAVER Corp.	390	289,192
NCSoft Corp.	246	95,325
Netmarble Games Corp. (d)	357	49,788
NH Investment & Securities Co. Ltd.	1,969	26,053
OCI Co. Ltd.	219	32,703
Orion Corp.	278	33,523
Ottogi Corp.	17	11,402
Pan Ocean Co. Ltd. (b)	3,248	16,245
POSCO	1,028	324,644
Posco Daewoo Corp.	456	9,895
S-1 Corp.	255	23,013
S-Oil Corp.	613	69,193
Samsung Biologics Co. Ltd. (b) (d)	224	103,032
Samsung C&T Corp.	1,062	137,319
Samsung Card Co. Ltd.	292	9,840
Samsung Electro-Mechanics Co. Ltd.	791	80,456
Samsung Electronics Co. Ltd.	1,349	3,143,652
Samsung Fire & Marine Insurance Co. Ltd.	422	106,373
Samsung Heavy Industries Co. Ltd. (b)	3,672	27,373
Samsung Life Insurance Co. Ltd.	965	104,834
Samsung SDI Co. Ltd.	779	141,473

The accompanying notes are an integral part of the financial statements.

55

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung SDS Co. Ltd.	481	$115,095
Samsung Securities Co. Ltd.	908	33,767
Shinhan Financial Group Co. Ltd.	5,972	254,335
Shinsegae, Inc.	107	35,253
SillaJen, Inc. (b)	745	75,640
SK Holdings Co. Ltd.	445	125,120
SK Hynix, Inc.	8,106	620,772
SK Innovation Co. Ltd.	898	177,908
SK Networks Co. Ltd.	2,017	10,990
SK Telecom Co. Ltd.	272	58,838
Woori Bank	6,631	89,873
Yuhan Corp.	128	26,682

		11,032,418

Romania — 0.0%
NEPI Rockcastle PLC (a)	5,304	51,982

Russia — 0.2%
Alrosa PJSC	36,700	58,281
Gazprom PJSC	147,012	366,396
Inter RAO UES PJSC	406,428	27,166
LUKOIL PJSC	5,898	410,444
Magnit PJSC Sponsored GDR Registered	4,948	91,242
Magnitogorsk Iron & Steel Works PJSC	31,700	24,489
MMC Norilsk Nickel PJSC	889	166,627
Mobile TeleSystems PJSC Sponsored ADR	6,738	76,746
Moscow Exchange MICEX-RTS PJSC	20,550	42,057
Novatek PJSC Sponsored GDR Registered	1,272	174,488
Novolipetsk Steel PJSC	15,390	39,030
PhosAgro PJSC GDR Registered	1,345	19,564
Polyus PJSC	382	29,875
Rosneft Oil Co. PJSC	16,630	92,202
RusHydro PJSC	1,553,000	20,403
Sberbank	149,720	663,730
Severstal PJSC (b)	570	8,655
Severstal PJSC	2,350	35,684
Surgutneftegas OJSC	103,200	51,425
Tatneft PJSC	21,140	226,203
VTB Bank PJSC	74,160,000	66,421

		2,691,128

Singapore — 0.7%
Accordia Golf Trust	10,700	5,275
Ascendas Hospitality Trust	6,100	3,800
Ascendas REIT	152,200	306,299
Ascott Residence Trust (a)	14,200	12,256
Asian Pay Television Trust	13,000	5,278
Best World International Ltd.	3,200	4,524
Boustead Singapore Ltd.	2,600	1,620
Broadcom Ltd.	8,859	2,087,623

	Number of Shares	Value
Bumitama Agri Ltd.	3,900	$2,111
Cache Logistics Trust	9,896	6,298
CapitaLand Commercial Trust	159,403	223,617
CapitaLand Ltd.	166,200	454,838
CapitaLand Mall Trust	150,200	239,021
CapitaLand Retail China Trust	7,900	9,553
CDL Hospitality Trusts	44,340	57,392
China Aviation Oil Singapore Corp. Ltd. (a)	4,100	4,933
Chip Eng Seng Corp. Ltd.	4,500	3,399
City Developments Ltd.	30,400	303,059
ComfortDelGro Corp. Ltd.	44,100	69,379
COSCO Shipping International Singapore Co. Ltd. (a) (b)	8,000	2,927
DBS Group Holdings, Ltd.	31,272	659,681
ESR REIT	9,232	3,778
Ezion Holdings Ltd. (b) (c)	24,400	3,666
Far East Hospitality Trust	12,067	6,426
First REIT	7,200	7,588
First Resources Ltd.	5,600	7,189
Fortune REIT	61,000	74,111
Frasers Centrepoint Trust	5,600	9,366
Frasers Commercial Trust	6,000	6,551
Frasers Logistics & Industrial Trust	14,400	12,008
Genting Singapore PLC	114,000	94,477
Hutchison Port Holdings Trust	99,800	29,576
Indofood Agri Resources Ltd.	5,800	1,443
Japfa Ltd.	3,100	1,084
Jardine Cycle & Carriage Ltd.	2,000	52,858
Kenon Holdings Ltd.	204	3,291
Keppel Corp. Ltd.	27,200	162,412
Keppel DC REIT	9,819	10,827
Keppel Infrastructure Trust	29,800	12,187
Keppel REIT	116,700	108,142
Lippo Malls Indonesia Retail Trust	25,400	7,479
M1 Ltd.	5,300	7,047
Manulife US REIT	10,856	10,140
Mapletree Commercial Trust	113,100	135,792
Mapletree Greater China Commercial Trust	22,000	19,331
Mapletree Industrial Trust	77,400	120,270
Mapletree Logistics Trust	122,018	114,907
NetLink NBN Trust (b)	34,700	21,593
OUE Hospitality Trust (a)	14,000	8,841
OUE Ltd.	2,900	4,051
Oversea-Chinese Banking Corp. Ltd.	54,600	537,821
Parkway Life REIT	3,700	7,918
QAF Ltd.	2,184	1,690
Raffles Medical Group Ltd. (a)	9,385	8,257
RHT Health Trust	8,900	5,497
Riverstone Holdings Ltd.	3,400	2,681
Sabana Shari’ah Compliant Industrial REIT	14,200	4,614

The accompanying notes are an integral part of the financial statements.

56

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SATS Ltd.	14,400	$56,619
Sembcorp Industries Ltd.	18,600	44,541
SembCorp Marine Ltd.	8,400	14,561
Sheng Siong Group Ltd. (a)	7,500	5,330
SIIC Environment Holdings Ltd. (a)	12,600	4,481
Singapore Airlines Ltd.	8,200	68,099
Singapore Exchange Ltd.	12,700	71,720
Singapore Post Ltd.	17,500	18,375
Singapore Press Holdings Ltd.	32,600	62,904
Singapore Technologies Engineering Ltd.	25,100	69,050
Singapore Telecommunications Ltd.	140,300	361,672
Soilbuild Business Space REIT (a)	10,800	5,379
SPH REIT	6,700	5,086
Starhill Global REIT	14,900	8,296
StarHub Ltd. (a)	9,700	17,006
Suntec REIT	161,900	234,681
United Engineers Ltd.	5,300	10,562
United Overseas Bank Ltd.	23,529	496,158
UOL Group Ltd.	33,074	216,775
Venture Corp. Ltd.	3,100	66,949
WaVe Life Sciences Ltd. (b)	223	8,942
Wilmar International Ltd.	31,400	76,489
Wing Tai Holdings Ltd.	3,900	6,210
Yangzijiang Shipbuilding Holdings Ltd.	35,000	32,590
Yanlord Land Group Ltd.	7,700	9,980
Yoma Strategic Holdings Ltd. (a)	15,600	5,077

		8,065,324

South Africa — 0.5%
Anglo Platinum Ltd.	769	21,056
AngloGold Ashanti Ltd.	5,605	53,054
Aspen Pharmacare Holdings Ltd.	5,475	120,138
Barclays Africa Group Ltd.	10,098	162,123
Bid Corp. Ltd.	4,572	99,602
Bidvest Group Ltd.	4,638	87,956
Capitec Bank Holdings Ltd.	596	43,902
Coronation Fund Managers Ltd.	3,265	22,264
Discovery Ltd.	5,178	74,634
Exxaro Resources Ltd.	3,347	30,840
FirstRand Ltd.	46,076	260,765
Fortress REIT Ltd. Class A	14,940	20,274
Fortress REIT Ltd. Class B	10,792	10,942
The Foschini Group Ltd.	3,104	58,755
Gold Fields Ltd.	11,360	45,824
Growthpoint Properties Ltd.	40,926	98,794
Hyprop Investments Ltd.	3,596	32,889
Imperial Holdings Ltd.	2,040	40,309
Investec Ltd.	3,791	29,570
Kumba Iron Ore Ltd. (a)	918	22,030
Liberty Holdings Ltd.	1,596	16,933
Life Healthcare Group Holdings Ltd.	18,348	43,058

	Number of Shares	Value
MMI Holdings Ltd.	13,713	$25,488
Mondi Ltd.	1,725	47,058
Mr Price Group Ltd.	3,249	78,323
MTN Group Ltd.	23,382	236,893
Naspers Ltd.	6,126	1,500,604
Nedbank Group Ltd.	3,019	72,944
Netcare Ltd.	13,296	31,583
Pick n Pay Stores Ltd.	4,879	28,464
Pioneer Foods Group Ltd. (a)	1,662	17,421
PSG Group Ltd.	2,111	40,178
Rand Merchant Investment Holdings Ltd.	8,726	29,710
Redefine Properties Ltd.	71,060	69,617
Remgro Ltd.	7,334	137,711
Resilient REIT Ltd.	4,228	17,983
RMB Holdings Ltd.	9,323	60,880
Sanlam Ltd.	19,726	142,364
Sappi Ltd.	7,918	50,999
Sasol Ltd.	7,644	260,559
Shoprite Holdings Ltd.	6,171	131,805
Sibanye Gold Ltd.	23,027	22,813
The SPAR Group Ltd.	2,750	47,038
Standard Bank Group Ltd.	18,253	337,603
Telkom SA SOC Ltd.	3,545	15,913
Tiger Brands Ltd.	2,277	71,536
Truworths International Ltd.	6,396	58,609
Vodacom Group Ltd.	8,626	111,625
Woolworths Holdings Ltd.	13,716	69,592

		5,111,025

Spain — 0.9%
Abertis Infraestructuras SA	12,069	270,699
Acciona SA	333	25,313
Acerinox SA	1,905	26,603
ACS Actividades de Construccion y Servicios SA	4,137	161,407
Aena SME SA (d)	1,155	232,757
Almirall SA	579	6,837
Amadeus IT Group SA	7,776	574,859
Applus Services SA	1,643	21,403
Atresmedia Corp. de Medios de Comunicacion SA	933	8,896
Banco Bilbao Vizcaya Argentaria SA	118,092	934,988
Banco de Sabadell SA	93,388	191,204
Banco Santander SA	283,407	1,848,399
Bankia SA (a)	17,864	80,057
Bankinter SA (a)	10,950	112,677
Bolsas y Mercados Espanoles SHMSF SA	866	29,333
CaixaBank SA	63,860	304,561
Cellnex Telecom SAU (d)	1,742	46,565
Cia de Distribucion Integral Logista Holdings SA	427	9,046

The accompanying notes are an integral part of the financial statements.

57

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CIE Automotive SA	677	$24,231
Codere SA (b)	546	6,110
Construcciones y Auxiliar de Ferrocarriles SA	196	10,134
Corp. Financiera Alba SA	154	9,307
Distribuidora Internacional de Alimentacion SA (a)	7,161	30,416
Ebro Foods SA	809	20,579
Enagas SA	3,651	99,928
Ence Energia y Celulosa SA	1,566	11,812
Endesa SA	5,806	127,858
Euskaltel SA (d)	928	7,745
Faes Farma SA	2,966	10,854
Ferrovial SA	8,543	178,628
Fomento de Construcciones y Contratas SA (b)	768	9,401
Gas Natural SDG SA	6,459	154,278
Gestamp Automocion SA (b) (d)	1,809	14,744
Global Dominion Access SA (b) (d)	784	4,282
Grifols SA	5,613	158,989
Grupo Catalana Occidente SA	507	22,103
Hispania Activos Inmobiliarios SOCIMI SA	5,342	113,652
Iberdrola SA	102,217	751,828
Indra Sistemas SA (b)	1,514	20,959
Industria de Diseno Textil SA	19,010	595,814
Inmobiliaria Colonial SA	17,023	196,979
International Consolidated Airlines Group SA	11,110	96,151
Lar Espana Real Estate Socimi SA	5,540	66,487
Liberbank SA (b)	19,804	10,862
Mapfre SA	22,175	73,754
Mediaset Espana Comunicacion SA	1,862	18,953
Melia Hotels International SA	1,258	17,788
Merlin Properties Socimi SA	20,081	307,462
Miquel y Costas & Miquel SA	183	7,953
Neinor Homes SA (b) (d)	793	14,899
NH Hotel Group SA	2,260	17,809
Obrascon Huarte Lain SA (a) (b)	1,148	4,898
Papeles y Cartones de Europa SA	468	8,160
Pharma Mar SA (b)	2,440	4,951
Prosegur Cia de Seguridad SA	3,095	23,794
Realia Business SA (b)	2,536	3,402
Red Electrica Corp. SA	7,496	154,409
Repsol SA	21,451	381,112
Sacyr SA	4,073	10,889
Saeta Yield SA	535	8,027
Siemens Gamesa Renewable Energy SA (a)	3,629	58,260
Talgo SA (d)	1,358	8,786
Tecnicas Reunidas SA (a)	383	11,313
Telefonica SA	82,149	814,182
Telepizza Group SA (b) (d)	1,187	7,816

	Number of Shares	Value
Tubacex SA (b)	1,009	$4,173
Unicaja Banco SA (b) (d)	8,508	14,682
Viscofan SA (a)	466	32,211
Zardoya Otis SA	2,208	22,235

		9,671,653

Sweden — 0.8%
AAK AB	343	30,290
AcadeMedia AB (b) (d)	793	5,184
AF AB	673	14,699
Ahlsell AB (d)	3,968	24,991
Alfa Laval AB	5,311	125,555
Alimak Group AB (d)	408	6,210
Arjo AB Class B (b)	2,973	8,730
Assa Abloy AB Class B	18,001	390,835
Atlas Copco AB Class A	11,876	514,486
Atlas Copco AB Class B	6,859	266,976
Attendo AB (d)	1,123	10,618
Avanza Bank Holding AB (a)	267	14,152
Axactor AB (a) (b)	15,167	5,023
Axfood AB	1,178	20,156
Bergman & Beving AB	343	3,484
Betsson AB	1,397	10,567
Bilia AB	1,076	9,563
BillerudKorsnas AB	2,021	31,407
BioGaia AB	207	10,439
Biotage AB	653	5,625
Boliden AB	4,827	170,168
Bonava AB	998	13,711
Bravida Holding AB (d)	2,242	16,048
Bufab AB	261	3,373
Bure Equity AB	621	6,844
Byggmax Group AB	818	4,076
Camurus AB (a) (b)	236	3,360
Capio AB (d)	1,574	7,978
Castellum AB	15,574	254,832
Catena AB	774	15,289
Cherry AB (a) (b)	531	4,042
Clas Ohlson AB	513	5,596
Cloetta AB	2,332	8,896
Collector AB (b)	225	1,762
Com Hem Holding AB	1,675	27,141
D Carnegie & Co. AB (b)	2,090	30,867
D Carnegie & Co. AB (b)	256	3,716
Dios Fastigheter AB	4,784	32,317
Dometic Group AB (d)	3,392	31,011
Dustin Group AB (d)	641	5,701
Elanders AB	195	1,880
Electrolux AB Series B	4,080	128,388
Elekta AB	4,200	44,810
Eltel AB (b) (d)	1,813	5,650
Essity AB Class B (b)	10,691	295,626
Evolution Gaming Group AB (d)	228	12,499

The accompanying notes are an integral part of the financial statements.

58

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fabege AB	7,735	$167,645
Fastighets AB Balder (b)	5,714	143,575
Fingerprint Cards AB Class B (a) (b)	2,708	2,614
Getinge AB Class B	3,700	42,116
Granges AB	755	8,899
Gunnebo AB	493	1,832
Haldex AB (b)	562	5,765
Hansa Medical AB (a) (b)	368	10,416
Hemfosa Fastigheter AB	8,724	105,921
Hennes & Mauritz AB Class B (a)	17,224	258,373
Hexagon AB Class B	4,441	266,066
Hexpol AB	2,827	26,224
Hoist Finance AB (d)	727	6,715
Holmen AB Class B	578	31,390
Hufvudstaden AB Class A	6,524	97,269
Humana AB	279	1,582
Husqvarna AB Class B	8,195	79,056
ICA Gruppen AB	1,571	55,621
Industrivarden AB Class C	3,288	76,466
Indutrade AB	1,040	26,932
Intrum Justitia AB (a)	902	25,602
Investment AB Oresund	260	3,983
Investor AB Class B	7,771	345,909
Inwido AB	803	7,181
ITAB Shop Concept AB Class B	501	2,168
JM AB	769	17,476
KappAhl AB	859	2,636
Kinnevik AB Class B	3,909	140,835
Klovern AB Class B	35,029	43,415
Kungsleden AB	11,497	76,834
L E Lundbergforetagen AB Class B	579	41,519
LeoVegas AB (d)	812	6,983
Lindab International AB	596	4,508
Loomis AB	817	29,425
Lundin Petroleum AB (b)	3,662	92,550
Mekonomen AB	332	5,673
Modern Times Group MTG AB Class B	594	24,124
Munters Group AB (a) (b) (d)	745	4,241
Mycronic AB (a)	842	10,836
NCC AB Class B	954	18,226
NetEnt AB	2,042	10,272
New Wave Group AB Class B	685	4,491
Nibe Industrier AB Class B	4,052	38,392
Nobia AB	1,138	10,246
Nobina AB (d)	1,214	7,838
Nolato AB Class B	230	16,793
Nordea Bank AB	52,632	562,276
Pandox AB	4,430	79,522
Paradox Interactive AB	162	2,439
Peab AB	1,994	17,959
Probi AB	84	4,412
Ratos AB Class B	2,373	9,266
RaySearch Laboratories AB (b)	213	3,145

	Number of Shares	Value
Recipharm AB Class B (a)	450	$5,155
Resurs Holding AB (d)	976	6,900
Rezidor Hotel Group AB	389	1,091
Saab AB Class B	733	33,209
Sandvik AB	20,119	369,202
SAS AB (b)	1,704	4,066
Scandi Standard AB	631	4,338
Scandic Hotels Group AB (d)	915	8,813
Securitas AB Class B	4,951	84,318
Skandinaviska Enskilda Banken AB Class A	27,090	284,035
Skanska AB Class B	6,266	128,188
SKF AB Class B (a)	6,397	130,793
SkiStar AB	320	6,446
SSAB AB Class A (b)	2,396	13,588
SSAB AB Class B (b)	6,251	29,096
Starbreeze AB (a) (b)	1,547	1,780
Svenska Cellulosa AB Class B	6,991	74,533
Svenska Handelsbanken AB Class A	26,190	328,592
Sweco AB Class B	786	16,257
Swedbank AB Class A	15,727	352,622
Swedish Match AB	3,433	156,069
Swedish Orphan Biovitrum AB (b)	1,849	33,013
Tele2 AB Class B	5,653	67,877
Telefonaktiebolaget LM Ericsson Class B (a)	54,843	348,027
Telia Co AB	49,492	233,468
The Thule Group AB (d)	1,154	24,985
Tobii AB (a) (b)	946	3,657
Trelleborg AB	2,788	70,128
Victoria Park AB	778	2,956
Vitrolife AB	140	9,921
Volati AB	381	1,863
Volvo AB Class B	27,677	505,305
Wallenstam AB	11,415	103,783
Wihlborgs Fastigheter AB	3,890	90,177

		9,264,474

Switzerland — 2.2%
ABB Ltd. Registered	32,690	778,491
Adecco Group AG Registered	2,875	204,846
Allreal Holding AG	833	137,122
ALSO Holding AG Registered	55	7,260
APG SGA SA	14	5,904
Arbonia AG (a) (b)	523	9,585
Aryzta AG (a) (b)	1,064	23,678
Ascom Holding AG	371	7,887
Autoneum Holding AG	31	8,440
Bachem Holding AG Registered Class B	50	6,588
Baloise Holding AG Registered	843	129,018
Banque Cantonale Vaudoise	34	27,516
Barry Callebaut AG Registered	43	84,052

The accompanying notes are an integral part of the financial statements.

59

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Basilea Pharmaceutica AG (a) (b)	118	$8,198
Bell Foods Group AG	19	7,329
BKW AG	143	9,508
Bobst Group SA	94	10,405
Bossard Holding AG	68	13,994
Bucher Industries AG	76	31,753
Burckhardt Compression Holding AG	32	10,213
Burkhalter Holding AG	55	6,450
Cembra Money Bank AG	311	27,645
Chocoladefabriken Lindt & Spruengli AG	18	111,628
Chocoladefabriken Lindt & Spruengli AG Registered	2	145,467
Chubb Ltd.	12,853	1,757,905
Cie Financiere Richemont SA Registered	9,164	823,205
Clariant AG	4,295	102,561
Coca-Cola HBC AG (b)	3,293	121,839
Comet Holding AG Registered	78	10,798
Conzzeta AG	14	16,736
Credit Suisse Group AG Registered	42,065	705,827
Daetwyler Holding AG	91	17,400
dormakaba Holding AG	36	28,168
Dufry AG Registered (b)	637	83,524
EDAG Engineering Group AG	101	1,962
EFG International AG	1,021	8,179
Emmi AG	26	21,324
EMS-Chemie Holding AG Registered	146	92,181
Feintool International Holding AG	22	2,580
Flughafen Zuerich AG	228	50,330
Forbo Holding AG	13	18,234
Galenica AG (b) (d)	559	29,537
GAM Holding Ltd.	1,832	30,825
Garmin Ltd.	2,615	154,102
Geberit AG Registered	653	288,791
Georg Fischer AG	47	62,940
Givaudan SA Registered	166	378,377
Gurit Holding AG	5	4,073
Helvetia Holding AG	73	43,514
Huber + Suhner AG	122	6,923
Idorsia Ltd. (b)	1,228	29,576
Implenia AG	187	14,838
Inficon Holding AG	18	11,074
Intershop Holding AG	8	4,203
Investis Holding SA	39	2,636
Julius Baer Group Ltd.	3,984	245,315
Kardex AG	66	8,944
Komax Holding AG	45	12,995
Kudelski SA (a)	517	5,410
Kuehne & Nagel International AG Registered	911	143,446
LafargeHolcim Ltd. Registered	7,980	437,067
Landis+Gyr Group AG (b)	300	23,257

	Number of Shares	Value
LEM Holding SA Registered	6	$9,994
Leonteq AG (b)	77	4,402
Logitech International SA	1,786	65,505
Lonza Group AG Registered	1,328	313,260
Meyer Burger Technology AG (a) (b)	5,985	6,953
Mobilezone Holding AG Registered	354	4,543
Mobimo Holding AG Registered	369	97,702
Molecular Partners AG (b)	165	4,514
Nestle SA Registered	54,642	4,325,810
Novartis AG Registered	38,926	3,149,193
OC Oerlikon Corp. AG Registered	2,331	41,185
Oriflame Holding AG	478	22,935
Orior AG	43	3,550
Panalpina Welttransport Holding AG Registered (a)	128	16,167
Pargesa Holding SA	641	56,878
Partners Group Holding AG	303	225,503
PSP Swiss Property AG Registered	2,297	224,103
Rieter Holding AG Registered	33	6,459
Roche Holding AG	12,411	2,846,586
Schindler Holding AG	678	146,239
Schindler Holding AG Registered	396	82,921
Schmolz + Bickenbach AG Registered (b)	6,344	4,924
Schweiter Technologies AG	12	14,273
SFS Group AG	192	22,605
SGS SA Registered	96	236,014
Siegfried Holding AG Registered	38	12,810
Sika AG	39	305,690
Sonova Holding AG Registered	919	146,074
St Galler Kantonalbank AG	28	15,502
Straumann Holding AG Registered	186	117,275
Sulzer AG Registered	153	20,126
Sunrise Communications Group AG (d)	385	32,264
The Swatch Group AG	544	240,026
The Swatch Group AG Registered	875	73,395
Swiss Life Holding AG Registered	551	196,305
Swiss Prime Site AG Registered	4,735	458,446
Swiss Re AG	5,511	561,150
Swisscom AG Registered (a)	461	228,632
Swissquote Group Holding SA	74	4,494
Tecan Group AG Registered	125	26,466
Temenos Group AG Registered	690	82,795
Transocean Ltd. (a) (b)	9,286	91,931
U-Blox AG	75	13,510
UBS Group AG Registered	63,754	1,122,592
Valiant Holding AG Registered	173	20,504
Valora Holding AG Registered	40	13,693
VAT Group AG (d)	298	50,154
Vifor Pharma AG	875	134,948
Vontobel Holding AG Registered	301	18,656
VZ Holding AG	35	9,491

The accompanying notes are an integral part of the financial statements.

60

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Walter Meier AG Registered	65	$2,340
Ypsomed Holding AG Registered	41	6,268
Zehnder Group AG Registered	144	6,644
Zur Rose Group AG (b)	58	6,607
Zurich Insurance Group AG	2,652	870,213

		24,434,792

Taiwan — 0.8%
Acer, Inc.	39,000	32,737
Advanced Semiconductor Engineering, Inc.	93,529	134,827
Advantech Co. Ltd.	4,287	30,984
Asia Cement Corp.	36,000	35,032
Asia Pacific Telecom Co. Ltd. (b)	31,000	9,749
Asustek Computer	10,000	93,966
AU Optronics Corp.	115,000	53,731
Catcher Technology Co. Ltd.	9,000	112,796
Cathay Financial Holding Co. Ltd.	114,754	205,992
Chang Hwa Commercial Bank Ltd.	66,150	38,417
Cheng Shin Rubber Industry Co. Ltd.	26,000	42,476
Chicony Electronics Co. Ltd.	8,040	20,612
China Airlines Ltd. (b)	38,000	14,027
China Development Financial Holding Corp.	196,000	69,799
China Life Insurance Co. Ltd.	34,960	36,461
China Steel Corp.	175,000	140,192
Chunghwa Telecom Co. Ltd.	53,000	203,480
Compal Electronics, Inc.	58,000	39,806
CTBC Financial Holding Co. Ltd.	248,000	179,178
Delta Electronics, Inc.	27,036	121,645
E.Sun Financial Holding Co. Ltd.	124,775	84,382
Eclat Textile Co. Ltd.	2,499	29,429
Eva Airways Corp.	28,840	14,873
Evergreen Marine Corp. Taiwan Ltd. (b)	23,391	12,191
Far Eastern New Century Corp.	48,000	43,620
Far EasTone Telecommunications Co. Ltd.	22,000	58,276
Feng TAY Enterprise Co. Ltd.	4,000	18,330
First Financial Holding Co. Ltd.	129,540	90,413
Formosa Chemicals & Fibre Corp.	40,000	151,026
Formosa Petrochemical Corp.	19,000	78,283
Formosa Plastics Corp.	57,000	202,936
Formosa Taffeta Co. Ltd.	11,000	12,176
Foxconn Technology Co. Ltd.	12,000	32,386
Fubon Financial Holding Co. Ltd.	91,071	158,085
Giant Manufacturing Co. Ltd.	4,000	21,174
Globalwafers Co. Ltd.	3,000	48,550
Highwealth Construction Corp.	13,000	20,197
Hiwin Technologies Corp.	3,060	44,101
Hon Hai Precision Industry Co. Ltd.	218,016	681,267
Hotai Motor Co. Ltd.	4,032	40,619
HTC Corp. (b)	9,000	20,789

	Number of Shares	Value
Hua Nan Financial Holdings Co. Ltd.	98,700	$59,553
Innolux Corp.	125,000	55,161
Inventec Corp.	32,000	25,588
Largan Precision Co. Ltd.	1,410	163,141
Lite On Technology Corp.	28,000	39,523
Macronix International (b)	25,000	43,005
MediaTek, Inc.	21,000	241,382
Mega Financial Holding Co. Ltd.	152,000	131,433
Micro-Star International Co. Ltd.	8,339	28,381
Nan Ya Plastics Corp.	64,000	181,050
Nanya Technology Corp.	14,538	47,167
Nien Made Enterprise Co. Ltd.	2,000	19,345
Novatek Microelectronics Corp.	8,000	36,542
Pegatron Corp.	27,000	67,822
Phison Electronics Corp.	1,826	19,172
Pou Chen Corp.	26,000	34,740
Powertech Technology, Inc.	10,000	31,458
President Chain Store Corp.	8,000	81,111
Quanta Computer, Inc.	38,000	77,267
Realtek Semiconductor Corp.	6,000	26,159
Ruentex Development Co. Ltd. (b)	13,200	15,689
Ruentex Industries Ltd.	4,000	7,781
Shin Kong Financial Holding Co. Ltd.	110,000	42,188
Siliconware Precision Industries Co. Ltd.	29,000	50,685
SinoPac Financial Holdings Co. Ltd.	141,795	50,455
Standard Foods Corp.	8,320	19,624
Synnex Technology International Corp.	19,000	28,624
TaiMed Biologics, Inc. (b)	1,985	16,599
Taishin Financial Holding Co. Ltd.	134,542	66,455
Taiwan Business Bank	59,740	17,902
Taiwan Cement Corp.	52,000	65,686
Taiwan Cooperative Financial Holding Co. Ltd.	114,330	67,571
Taiwan High Speed Rail Corp.	15,000	11,543
Taiwan Mobile Co. Ltd.	23,000	86,272
Taiwan Semiconductor Manufacturing Co. Ltd.	343,218	2,917,016
Teco Electric and Machinery Co. Ltd.	15,000	12,511
Uni-President Enterprises Corp.	67,000	158,117
United Microelectronics Corp.	170,000	90,032
Vanguard International Semiconductor Corp.	12,000	26,401
Win Semiconductors Corp.	4,000	43,724
Winbond Electronics Corp.	41,000	28,078
Wistron Corp.	34,154	29,608
WPG Holdings Ltd.	24,000	31,209
Yageo Corp.	3,000	54,426
Yuanta Financial Holding Co. Ltd.	145,000	66,886

		8,893,092

Thailand — 0.2%
Advanced Info Service PCL	13,700	90,469

The accompanying notes are an integral part of the financial statements.

61

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Airports of Thailand PCL	54,300	$114,877
Bangkok Bank PCL	2,900	18,405
Bangkok Dusit Medical Services PCL	50,200	37,795
Bangkok Expressway & Metro PCL	92,400	21,316
Banpu PCL	26,400	16,794
Berli Jucker PCL	17,400	31,521
BTS Group Holdings PCL	79,300	21,087
Bumrungrad Hospital PCL	4,800	31,853
Central Pattana PCL	18,200	45,798
Charoen Pokphand Foods PCL	31,300	25,316
CP ALL PCL	65,800	183,769
Delta Electronics Thailand PCL	6,400	13,592
Electricity Generating PCL	1,100	8,065
Energy Absolute PCL	15,200	21,362
Glow Energy PCL	5,000	13,633
Home Product Center PCL	42,500	18,962
Indorama Ventures PCL	16,200	29,539
IRPC PCL	139,300	32,403
Kasikornbank PCL	25,700	174,622
KCE Electronics PCL	3,500	7,513
Krung Thai Bank PCL	39,700	24,168
Minor International PCL	27,800	33,906
PTT Exploration & Production PCL	18,900	69,782
PTT Global Chemical PCL	27,600	83,947
PTT PCL	14,800	260,450
Robinson Department Store PCL	6,800	13,618
The Siam Cement PCL	6,000	95,006
The Siam Commercial Bank PCL	25,700	118,176
Thai Oil PCL	15,700	45,720
Thai Union Group PCL	18,100	10,841
TMB Bank PCL	125,800	10,164
True Corp. PCL	135,700	30,273

		1,754,742

Turkey — 0.1%
Akbank Turk AS	30,153	73,151
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,125	21,461
Arcelik AS	3,324	15,083
Aselsan Elektronik Sanayi Ve Ticaret AS	2,668	20,781
BIM Birlesik Magazalar AS	2,822	51,015
Coca-Cola Icecek AS	1,282	11,706
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	28,837	18,591
Eregli Demir ve Celik Fabrikalari TAS	18,909	49,901
Ford Otomotiv Sanayi AS	1,074	16,801
Haci Omer Sabanci Holding AS	12,981	34,516
Koc Holding AS	10,438	43,108
Petkim Petrokimya Holding AS	8,319	17,094
TAV Havalimanlari Holding AS	1,949	11,694
Tofas Turk Otomobil Fabrikasi AS	1,835	12,333
Tupras-Turkiye Petrol Rafinerileri AS	1,686	47,069

	Number of Shares	Value
Turk Hava Yollari AO (b)	7,373	$36,309
Turk Telekomunikasyon AS (b)	8,019	13,731
Turkcell Iletisim Hizmetleri AS	15,900	60,808
Turkiye Garanti Bankasi AS	31,952	88,386
Turkiye Halk Bankasi AS	9,074	20,992
Turkiye Is Bankasi AS	22,870	41,393
Turkiye Sise ve Cam Fabrikalari AS	12,024	15,774
Turkiye Vakiflar Bankasi TAO	10,654	17,578
Ulker Biskuvi Sanayi AS	1,897	10,555
Yapi ve Kredi Bankasi AS (b)	10,715	12,100

		761,930

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	25,261	45,378
Aldar Properties PJSC	33,285	19,320
DAMAC Properties Dubai Co. PJSC	21,125	17,196
DP World Ltd.	2,005	45,171
Dubai Investments PJSC	13,318	7,592
Dubai Islamic Bank PJSC	12,359	17,866
DXB Entertainments PJSC (b)	15,993	2,118
Emaar Malls PJSC	22,135	12,947
Emaar Properties PJSC	48,786	77,244
Emirates Telecommunications Group Co. PJSC	24,063	115,824
First Abu Dhabi Bank PJSC	17,765	56,661
NMC Health PLC	936	44,731

		462,048

United Kingdom — 5.1%
3i Group PLC	17,129	206,817
888 Holdings PLC	3,724	14,148
AA PLC	7,314	8,301
Abcam PLC	2,100	36,545
Acacia Mining PLC (a)	2,251	4,515
Admiral Group PLC	3,567	92,372
Advanced Medical Solutions Group PLC	2,161	9,602
Aggreko PLC	2,927	30,174
Alfa Financial Software Holdings PLC (b) (d)	1,178	5,682
Allied Minds PLC (b)	2,160	3,187
Amdocs Ltd.	3,117	207,966
Amerisur Resources PLC (a) (b)	12,959	2,802
Anglo American PLC (a)	24,029	561,368
Antofagasta PLC	7,620	98,645
AO World PLC (a) (b)	2,711	4,401
Aon PLC	6,856	962,102
Aptiv PLC	5,803	493,081
ARRIS International PLC (b)	3,827	101,683
Arrow Global Group PLC	1,955	9,606
Ascential PLC	4,557	26,686
Ashmore Group PLC	4,301	23,004
Ashtead Group PLC	8,767	239,063
ASOS PLC (b)	623	60,955

The accompanying notes are an integral part of the financial statements.

62

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Associated British Foods PLC	6,224	$217,591
Assura PLC	137,786	114,634
AstraZeneca PLC	22,448	1,544,007
Atlassian Corp. PLC Class A (b)	1,981	106,816
Auto Trader Group PLC (d)	19,363	95,313
Aveva Group PLC	719	19,297
Aviva PLC	71,596	498,934
Babcock International Group PLC (a)	3,402	31,964
BAE Systems PLC	55,696	454,950
Balfour Beatty PLC	7,896	29,682
Barclays PLC	298,170	870,796
Barratt Developments PLC	18,802	140,052
BBA Aviation PLC	11,868	53,438
Beazley PLC	6,032	48,528
Bellway PLC	1,414	60,574
The Berkeley Group Holdings PLC	2,362	125,714
BGEO Group PLC	436	21,785
BHP Billiton PLC	37,636	742,410
Biffa PLC (d)	2,940	8,259
Big Yellow Group PLC	8,480	101,576
Blue Prism Group PLC (a) (b)	565	11,097
Bodycote PLC	2,202	27,695
boohoo.com plc (b)	7,894	16,452
Bovis Homes Group PLC	1,537	24,594
BP PLC	344,751	2,321,379
Brewin Dolphin Holdings PLC	3,096	14,995
BrightSphere Investment Group PLC	1,312	20,677
British American Tobacco PLC	40,171	2,331,973
The British Land Co. PLC	63,197	570,033
Britvic PLC	3,066	29,390
BT Group PLC	149,662	478,217
BTG PLC (b)	4,401	41,804
Bunzl PLC	5,924	174,247
Burberry Group PLC	7,542	179,606
Burford Capital Ltd.	2,150	40,488
Cairn Energy PLC (b)	6,204	17,957
Capita PLC	13,391	27,100
Capital & Counties Properties PLC (a)	44,113	168,597
Capital & Regional PLC	27,090	20,524
Card Factory PLC	3,635	9,642
Cardtronics PLC Class A (b)	771	17,201
Carnival PLC	3,343	215,410
Centamin PLC	12,518	27,129
Central Asia Metals PLC	1,839	8,244
Centrica PLC	94,294	188,290
Chemring Group PLC	2,865	8,042
Cineworld Group PLC	10,135	33,582
Civitas Social Housing PLC	3,065	4,190
Clinigen Healthcare Ltd. (b)	1,279	16,022
Close Brothers Group PLC	1,741	35,103
CMC Markets PLC (d)	1,589	3,775
Cobham PLC (b)	41,503	71,664
Coca-Cola European Partners PLC	4,096	170,506

	Number of Shares	Value
Compass Group PLC	28,220	$576,653
ConvaTec Group PLC (d)	24,279	67,935
Conviviality PLC (c)	1,867	2,651
Costain Group PLC	1,034	6,739
Countryside Properties PLC (d)	4,101	18,073
Countrywide PLC (b)	2,072	3,069
Crest Nicholson Holdings plc	2,845	18,155
Croda International PLC	2,233	143,295
Custodian Reit PLC	17,112	27,137
CVS Group PLC	634	8,687
CYBG PLC	10,112	41,819
Daejan Holdings PLC	185	15,558
Daily Mail & General Trust PLC Class A	3,198	29,000
Dairy Crest Group PLC	1,550	11,145
Dart Group PLC	997	11,666
De La Rue PLC	1,059	7,571
Debenhams PLC	15,839	4,645
Dechra Pharmaceuticals PLC	1,066	39,319
Delphi Technologies PLC	1,933	92,107
Derwent London PLC	5,961	259,599
DFS Furniture PLC	2,183	5,635
Diageo PLC	43,918	1,485,750
Dialight PLC (b)	348	2,455
Dialog Semiconductor PLC (b)	874	20,776
Dignity PLC	626	7,684
Diploma PLC	1,280	20,503
Direct Line Insurance Group PLC	26,495	141,858
Dixons Carphone PLC	11,248	29,482
Domino’s Pizza Group PLC	5,482	25,439
Drax Group PLC	4,944	19,069
DS Smith PLC	12,289	81,251
Dunelm Group PLC	1,001	7,415
easyJet PLC	2,501	56,383
EI Group PLC (b)	5,609	9,064
Electrocomponents PLC	5,035	42,444
Elementis PLC	5,563	23,086
EMIS Group PLC	538	6,130
Empiric Student Property PLC	38,017	43,965
EnQuest PLC (b)	14,883	6,075
Ensco PLC Class A (a)	7,218	31,687
Equiniti Group PLC (d)	4,428	18,584
Eros International PLC (a) (b)	528	5,755
Essentra PLC	2,831	16,849
esure Group PLC	3,309	10,058
Evraz PLC	4,119	25,139
Experian PLC	16,863	364,274
F&C UK Real Estate Investment Ltd.	10,185	14,288
Faroe Petroleum PLC (b)	4,450	6,654
Fenner PLC	2,117	18,110
Ferguson PLC	4,485	337,359
Ferrexpo PLC	3,509	12,044
Fevertree Drinks PLC	1,060	39,191

The accompanying notes are an integral part of the financial statements.

63

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Firstgroup PLC (b)	13,102	$15,116
Forterra PLC (d)	2,084	8,669
Fresnillo PLC	4,393	78,260
G4S PLC	28,112	98,010
Galliford Try PLC	981	11,503
Gates Industrial Corp. PLC (b)	962	16,845
GB Group PLC	1,320	7,481
GCP Student Living PLC	19,398	37,844
Genus PLC	661	21,623
GKN PLC	31,757	206,478
GlaxoSmithKline PLC	85,489	1,660,877
Glencore PLC	217,356	1,081,521
Go-Ahead Group PLC	515	12,682
Gocompare.Com Group PLC	3,920	6,168
Grainger PLC	24,281	98,569
Great Portland Estates PLC	16,897	157,852
Greene King PLC	3,471	22,971
Greggs PLC	1,220	21,049
GVC Holdings PLC	9,549	123,260
Halfords Group PLC	2,191	10,034
Halma PLC	4,340	71,885
Hammerson PLC	52,133	393,025
Hansteen Holdings PLC	23,714	42,514
Hargreaves Lansdown PLC	4,471	102,612
Hastings Group Holdings Ltd. (d)	3,369	12,369
Hays PLC	15,740	41,623
Helical PLC	6,268	28,443
Hikma Pharmaceuticals PLC	1,643	27,869
Hill & Smith Holdings PLC	839	15,656
Hochschild Mining PLC	2,775	7,764
HomeServe PLC	3,225	33,432
Hostelworld Group Plc (d)	1,317	7,055
Hotel Chocolat Group Ltd.	612	2,963
Howden Joinery Group PLC	7,147	46,257
HSBC Holdings PLC	352,815	3,298,066
Hunting PLC (b)	1,679	15,830
Hurricane Energy PLC (b)	16,221	7,370
Ibstock PLC (d)	4,676	18,526
IG Group Holdings PLC	4,210	47,179
IMI PLC	4,799	72,841
Imperial Brands PLC	16,573	564,781
Inchcape PLC	4,742	46,006
Indivior PLC (b)	8,256	47,254
Informa PLC	9,459	95,452
Inmarsat PLC	5,219	26,553
InterContinental Hotels Group PLC	3,139	188,226
Intermediate Capital Group PLC	3,334	46,006
International Game Technology PLC	2,336	62,441
International Personal Finance PLC	3,027	9,740
International Seaways, Inc. (a) (b)	455	8,008
Intertek Group PLC	2,778	181,834
Intu Properties PLC (a)	52,880	154,216
Investec PLC	10,794	83,375

	Number of Shares	Value
iomart Group PLC	645	$3,307
IQE PLC (a) (b)	7,575	13,690
ITE Group PLC	3,635	7,970
ITV PLC	61,772	125,121
IWG PLC	7,814	25,074
J D Wetherspoon PLC	912	14,594
J Sainsbury PLC	27,560	92,369
Jackpotjoy PLC (b)	544	6,199
JD Sports Fashion PLC	5,010	23,598
John Laing Group PLC (d)	5,342	20,214
John Menzies PLC	797	7,024
John Wood Group PLC	12,190	92,469
Johnson Matthey PLC	3,210	137,227
JRP Group PLC	7,994	15,297
Jupiter Fund Management PLC	5,007	33,169
Just Eat PLC (b)	6,244	61,239
Kainos Group PLC	919	4,381
KAZ Minerals PLC (b)	2,822	34,044
KCOM Group PLC	4,832	6,245
Keller Group PLC	787	9,620
Keywords Studios PLC	656	13,756
Kier Group PLC	1,112	14,594
Kingfisher PLC	37,342	153,668
Laird PLC	5,732	16,112
Land Securities Group PLC	46,817	616,400
Legal & General Group PLC	107,742	390,287
LivaNova PLC (b)	831	73,544
Lloyds Banking Group PLC	1,256,245	1,141,549
London Stock Exchange Group PLC	5,487	317,938
LondonMetric Property PLC	39,254	98,138
Lonmin PLC (a) (b)	3,873	3,158
Lookers PLC	4,314	5,280
Luceco PLC (d)	1,160	847
Majestic Wine PLC	464	2,594
Man Group PLC	19,079	46,015
Marks & Spencer Group PLC	28,053	106,471
Marshalls PLC	2,317	13,609
Marston’s PLC	8,076	11,439
McCarthy & Stone PLC (d)	5,362	10,877
Mediclinic International PLC (a)	5,342	45,111
Meggitt PLC	15,131	91,782
Melrose Industries PLC (a)	22,270	72,279
Merlin Entertainments PLC (d)	12,144	59,100
Metro Bank PLC (a) (b)	861	42,483
Michael Kors Holdings Ltd. (b)	3,107	192,883
Micro Focus International PLC	7,761	108,579
Mitchells & Butlers PLC	2,154	7,561
Mitie Group PLC	4,044	9,024
Mondi PLC	6,260	168,459
Moneysupermarket.com Group PLC	6,111	24,607
Morgan Advanced Materials PLC	3,271	14,618
N Brown Group PLC	2,162	5,354
National Express Group PLC	5,144	27,950

The accompanying notes are an integral part of the financial statements.

64

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Grid PLC	60,944	$685,366
NCC Group PLC	3,222	8,513
NewRiver REIT PLC (a)	17,986	72,749
NEX Group PLC	3,699	50,969
Next PLC	2,515	168,088
Nielsen Holdings PLC	7,736	245,927
Noble Corp. PLC (b)	4,077	15,126
Northgate PLC	1,333	6,331
Nostrum Oil & Gas PLC (b)	1,209	4,959
Novocure Ltd. (b)	983	21,429
Ocado Group PLC (a) (b)	6,139	45,875
Old Mutual PLC	91,624	308,098
On the Beach Group PLC (d)	998	7,504
OneSavings Bank PLC	2,223	11,648
Ophir Energy PLC (b)	6,700	4,950
Oxford Immunotec Global PLC (b)	289	3,598
Oxford Instruments PLC	543	5,649
Pagegroup PLC	3,592	27,069
Pan African Resources PLC	15,687	1,575
The Paragon Banking Group PLC	3,040	20,091
Pearson PLC	15,497	163,041
Pendragon PLC	14,607	4,756
Pennon Group PLC	4,738	42,822
Persimmon PLC	5,305	188,606
Petrofac Ltd.	3,002	21,382
Pets at Home Group Plc (a)	4,825	11,455
Phoenix Spree Deutschland Ltd.	3,463	16,725
Photo-Me International PLC	2,817	6,512
Playtech PLC	3,455	35,630
Polypipe Group plc	2,263	11,053
Premier Foods PLC (b)	9,741	5,168
Premier Oil PLC (b)	7,003	6,828
Primary Health Properties PLC (b) (c) (e)	2,115	65
Primary Health Properties PLC (a)	35,986	55,642
Provident Financial PLC (a)	1,630	15,603
Prudential PLC	46,039	1,150,852
Purplebricks Group PLC (a) (b)	2,663	11,744
PZ Cussons PLC	3,191	10,237
QinetiQ Group PLC	6,196	17,953
Quotient Ltd. (a) (b)	675	3,179
Randgold Resources Ltd.	1,573	130,294
Rank Group PLC	1,618	4,690
Rathbone Brothers PLC	567	19,429
RDI REIT PLC	75,174	33,829
Reckitt Benckiser Group PLC	11,869	1,005,766
Redde PLC	3,981	9,391
Redrow PLC	2,406	20,124
Regional REIT Ltd. (d)	14,043	19,543
RELX PLC	18,369	377,953
Renewi PLC	8,835	9,304
Renishaw PLC	416	26,345
Rentokil Initial PLC	21,083	80,455

	Number of Shares	Value
The Restaurant Group PLC (a)	1,959	$6,983
Restore PLC	1,107	8,440
Rightmove PLC	1,056	64,457
Rio Tinto PLC	21,313	1,082,100
Rolls-Royce Holdings PLC	29,775	364,694
Rotork PLC	10,008	39,935
Rowan Cos. PLC Class A (b)	1,951	22,515
Royal Bank of Scotland Group PLC (b)	65,762	239,320
Royal Dutch Shell PLC Class A	79,606	2,498,015
Royal Dutch Shell PLC Class B	65,924	2,124,396
Royal Mail PLC	17,806	135,215
RPC Group PLC	4,748	51,659
RPS Group PLC	2,372	8,495
RSA Insurance Group PLC	16,587	146,737
SafeCharge International Group Ltd. (a)	667	2,738
Safestore Holdings PLC	11,972	82,564
Saga PLC	12,780	20,251
The Sage Group PLC	18,452	165,774
Savills PLC	1,601	22,068
Scapa Group PLC	1,500	10,333
Schroder REIT Ltd.	31,918	26,330
Schroders PLC	1,897	85,070
Segro PLC	64,248	542,512
Senior PLC	4,910	20,735
Sensata Technologies Holding PLC (b)	3,663	189,853
Serco Group PLC (b)	12,473	15,445
Severn Trent PLC	4,356	112,828
Shaftesbury PLC	13,453	185,560
Shire PLC	15,748	785,026
SIG PLC	6,834	12,984
Sirius Minerals PLC (a) (b)	47,684	20,350
Sky PLC	17,641	321,197
Smart Metering Systems PLC	1,034	10,654
Smith & Nephew PLC	15,471	289,214
Smiths Group PLC	6,992	148,689
Soco International PLC	2,825	3,641
Softcat PLC	1,136	10,877
SolGold PLC (a) (b)	10,166	3,026
Sophos Group PLC (d)	3,143	19,145
Sound Energy PLC (a) (b)	9,553	6,246
Spectris PLC	1,357	51,364
Spirax-Sarco Engineering PLC	846	68,388
Spire Healthcare Group PLC (d)	3,551	10,432
Sports Direct International PLC (b)	2,915	15,069
SSE PLC	17,440	312,569
SSP Group Plc	5,453	46,837
St Modwen Properties PLC	2,188	11,892
St. James’s Place PLC	9,274	141,582
Staffline Group PLC	297	3,901
Stagecoach Group PLC	4,634	8,596
Stallergenes Greer PLC (b)	63	2,235

The accompanying notes are an integral part of the financial statements.

65

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standard Chartered PLC	58,333	$584,109
Standard Life Aberdeen PLC	47,270	238,878
Standard Life Investment Property, Income Trust Ltd.	25,543	32,149
STERIS PLC	1,813	169,262
Stobart Group Ltd.	3,780	11,728
Stock Spirits Group PLC	1,935	6,748
Superdry PLC	652	14,327
Synthomer PLC	3,157	21,262
TalkTalk Telecom Group PLC	7,875	12,820
Target Healthcare REIT Ltd.	13,012	18,810
Tate & Lyle PLC	5,359	40,996
Taylor Wimpey PLC	60,883	157,934
Ted Baker PLC	359	12,641
Telecom Plus PLC	704	12,075
Telford Homes PLC	1,013	5,774
Telit Communications PLC (a)	1,242	2,619
Tesco PLC	171,017	494,158
Thomas Cook Group PLC	16,753	27,807
TORM PLC (a)	387	2,858
TP ICAP PLC	6,366	39,945
Travis Perkins PLC	4,187	72,575
Tritax Big Box REIT PLC	79,897	161,819
Tullow Oil PLC (b)	15,856	43,686
UBM PLC	4,523	59,554
Ultra Electronics Holdings PLC	880	17,092
Unilever PLC	21,658	1,203,464
The Unite Group PLC	13,923	154,728
United Utilities Group PLC	11,461	115,156
Vectura Group PLC (b)	6,515	7,107
Vedanta Resources PLC	1,014	10,081
Vesuvius PLC	2,633	21,587
Victoria PLC (b)	943	9,820
Victrex PLC	987	35,599
Virgin Money Holdings UK PLC	3,296	12,166
Vodafone Group PLC	469,476	1,285,517
Watkin Jones PLC	1,709	4,304
The Weir Group PLC	4,214	118,109
WH Smith PLC	1,257	34,383
Whitbread PLC	3,184	165,725
William Hill PLC	9,826	45,583
Wm Morrison Supermarkets PLC	40,129	120,244
Workspace Group PLC	7,403	103,133
WPP PLC	23,078	366,802
ZPG PLC (d)	2,971	14,024

		56,176,813

United States — 57.4%
1-800-Flowers.com, Inc. Class A (b)	558	6,584
1st Source Corp.	256	12,959
2U, Inc. (b)	820	68,905
3D Systems Corp. (a) (b)	1,839	21,314
3M Co.	12,706	2,789,221

	Number of Shares	Value
8x8, Inc. (b)	1,498	$27,938
A. Schulman, Inc.	483	20,769
A.O. Smith Corp.	3,115	198,083
A10 Networks, Inc. (b)	577	3,358
AAC Holdings, Inc. (b)	100	1,148
AAON, Inc.	704	27,456
AAR Corp.	539	23,775
Aaron’s, Inc.	1,082	50,421
Abaxis, Inc.	373	26,341
Abbott Laboratories	46,756	2,801,620
AbbVie, Inc.	34,897	3,303,001
Abeona Therapeutics, Inc. (a) (b)	565	8,108
Abercrombie & Fitch Co. Class A	1,166	28,229
ABIOMED, Inc. (b)	888	258,399
ABM Industries, Inc.	955	31,973
Abraxas Petroleum Corp. (b)	2,001	4,442
Acacia Communications, Inc. (a) (b)	318	12,230
Acacia Research Corp. (b)	367	1,285
Acadia Healthcare Co., Inc. (b)	1,763	69,074
Acadia Pharmaceuticals, Inc. (a) (b)	2,170	48,760
Acadia Realty Trust	5,292	130,183
Accelerate Diagnostics, Inc. (b)	440	10,054
Acceleron Pharma, Inc. (b)	636	24,868
Access National Corp.	207	5,906
Acco Brands Corp.	1,767	22,176
Accuray, Inc. (b)	1,122	5,610
Aceto Corp.	322	2,447
Achaogen, Inc. (a) (b)	457	5,918
Achillion Pharmaceuticals, Inc. (b)	2,301	8,537
ACI Worldwide, Inc. (b)	1,994	47,298
Aclaris Therapeutics, Inc. (a) (b)	328	5,747
ACNB Corp.	170	4,973
Acorda Therapeutics, Inc. (b)	735	17,383
Activision Blizzard, Inc.	20,443	1,379,085
Actuant Corp. Class A	1,008	23,436
Acuity Brands, Inc.	905	125,967
Acushnet Holdings Corp.	551	12,723
Acxiom Corp. (b)	1,355	30,772
Adamas Pharmaceuticals, Inc. (a) (b)	222	5,306
Adams Resources & Energy, Inc.	67	2,915
Addus HomeCare Corp. (b)	144	7,006
Adobe Systems, Inc. (b)	13,651	2,949,708
ADT, Inc.	2,282	18,096
Adtalem Global Education, Inc. (b)	1,034	49,167
ADTRAN, Inc.	818	12,720
Aduro Biotech, Inc. (b)	695	6,464
Advance Auto Parts, Inc.	1,538	182,330
Advanced Disposal Services, Inc. (b)	894	19,918
Advanced Drainage Systems, Inc.	593	15,359
Advanced Emissions Solutions, Inc.	181	2,067
Advanced Energy Industries, Inc. (b)	677	43,260
Advanced Micro Devices, Inc. (a) (b)	18,223	183,141
AdvanSix, Inc. (b)	508	17,668

The accompanying notes are an integral part of the financial statements.

66

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Advaxis, Inc. (a) (b)	971	$1,641
AECOM (b)	3,358	119,646
Aegion Corp. (b)	527	12,074
Aerie Pharmaceuticals, Inc. (b)	563	30,543
Aerohive Networks, Inc. (b)	175	707
Aerojet Rocketdyne Holdings, Inc. (b)	1,174	32,837
Aerovironment, Inc. (b)	354	16,111
AES Corp.	14,293	162,511
Aetna, Inc.	8,803	1,487,707
Affiliated Managers Group, Inc.	1,200	227,496
Aflac, Inc.	21,448	938,564
AG Mortgage Investment Trust, Inc.	403	7,000
AGCO Corp.	1,438	93,254
Agenus, Inc. (b)	1,277	6,015
Agilent Technologies, Inc.	6,991	467,698
Agilysys, Inc. (b)	136	1,621
Agios Pharmaceuticals, Inc. (a) (b)	1,028	84,070
AGNC Investment Corp.	8,461	160,082
Agree Realty Corp.	1,847	88,730
AgroFresh Solutions, Inc. (b)	585	4,300
Aimmune Therapeutics, Inc. (b)	597	19,003
Air Lease Corp.	2,086	88,905
Air Products & Chemicals, Inc.	5,906	939,231
Air Transport Services Group, Inc. (b)	993	23,157
AK Steel Holding Corp. (a) (b)	5,357	24,267
Akamai Technologies, Inc. (b)	3,574	253,683
Akcea Therapeutics, Inc. (a) (b)	304	7,785
Akebia Therapeutics, Inc. (b)	641	6,109
Akorn, Inc. (b)	1,947	36,428
Alamo Group, Inc.	159	17,474
Alarm.com Holdings, Inc. (b)	348	13,134
Alaska Air Group, Inc.	2,605	161,406
Albany International Corp. Class A	485	30,409
Albemarle Corp.	2,388	221,463
Alcoa Corp. (b)	4,001	179,885
Alder Biopharmaceuticals, Inc. (a) (b)	1,073	13,627
Alexander & Baldwin, Inc.	1,162	26,877
Alexander’s, Inc.	143	54,516
Alexandria Real Estate Equities, Inc.	6,922	864,489
Alexion Pharmaceuticals, Inc. (b)	5,936	661,627
Alico, Inc.	92	2,502
Align Technology, Inc. (b)	1,720	431,944
Alleghany Corp.	322	197,850
Allegheny Technologies, Inc. (b)	2,134	50,533
Allegiance Bancshares, Inc. (b)	169	6,616
Allegiant Travel Co.	218	37,616
ALLETE, Inc.	874	63,146
Alliance Data Systems Corp.	1,051	223,716
Alliant Energy Corp.	5,022	205,199
Allied Motion Technologies, Inc.	71	2,822
Allison Transmission Holdings, Inc.	2,692	105,150
Allscripts Healthcare Solutions, Inc. (b)	3,124	38,581

	Number of Shares	Value
The Allstate Corp.	9,796	$928,661
Ally Financial, Inc.	9,603	260,721
Almost Family, Inc. (b)	220	12,320
Alnylam Pharmaceuticals, Inc. (b)	1,860	221,526
Alphabet, Inc. Class A (b)	6,522	6,764,227
Alphabet, Inc. Class C (b)	6,626	6,836,641
Alteryx, Inc. Class A (a) (b)	399	13,622
Altra Industrial Motion Corp.	483	22,194
Altria Group, Inc.	41,828	2,606,721
AMAG Pharmaceuticals, Inc. (b)	574	11,566
Amazon.com, Inc. (b)	8,818	12,762,644
Ambac Financial Group, Inc. (b)	767	12,027
Amber Road, Inc. (b)	175	1,558
AMC Entertainment Holdings, Inc. Class A (a)	904	12,701
AMC Networks, Inc. Class A (b)	1,073	55,474
Amedisys, Inc. (b)	489	29,506
AMERCO	103	35,545
Ameren Corp.	5,250	297,307
Ameresco, Inc. Class A (b)	232	3,016
America’s Car-Mart, Inc. (b)	146	7,366
American Airlines Group, Inc.	9,381	487,437
American Assets Trust, Inc.	2,566	85,730
American Axle & Manufacturing Holdings, Inc. (b)	1,693	25,767
American Campus Communities, Inc.	9,400	363,028
American Eagle Outfitters, Inc.	2,776	55,326
American Electric Power Co., Inc.	13,606	933,236
American Equity Investment Life Holding Co.	1,487	43,658
American Express Co.	19,923	1,858,417
American Financial Group, Inc.	1,527	171,360
American Homes 4 Rent Class A	16,646	334,252
American International Group, Inc.	24,888	1,354,405
American National Bankshares, Inc.	186	6,994
American National Insurance Co.	143	16,725
American Outdoor Brands Corp. (a) (b)	926	9,556
American Public Education, Inc. (b)	277	11,911
American Railcar Industries, Inc.	158	5,911
American Renal Associates Holdings, Inc. (b)	106	1,998
American Software, Inc. Class A	601	7,813
American States Water Co.	614	32,579
American Tower Corp.	11,669	1,695,972
American Vanguard Corp.	472	9,534
American Water Works Co., Inc.	3,869	317,761
American Woodmark Corp. (b)	241	23,726
Americold Realty Trust (a)	850	16,218
Ameriprise Financial, Inc.	3,203	473,852
Ameris Bancorp	616	32,586
AMERISAFE, Inc.	322	17,790
AmerisourceBergen Corp.	3,439	296,476

The accompanying notes are an integral part of the financial statements.

67

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ames National Corp.	191	$5,253
AMETEK, Inc.	4,923	374,000
Amgen, Inc.	15,792	2,692,220
Amicus Therapeutics, Inc. (a) (b)	3,177	47,782
Amkor Technology, Inc. (b)	1,729	17,515
AMN Healthcare Services, Inc. (b)	811	46,024
Ampco-Pittsburgh Corp.	174	1,549
Amphastar Pharmaceuticals, Inc. (b)	614	11,513
Amphenol Corp. Class A	6,480	558,122
AmTrust Financial Services, Inc.	1,449	17,837
Anadarko Petroleum Corp.	15,123	913,580
Analog Devices, Inc.	8,054	733,961
Analogic Corp.	213	20,427
AnaptysBio, Inc. (b)	303	31,536
Anavex Life Sciences Corp. (b)	685	1,891
Andeavor	3,380	339,893
The Andersons, Inc.	454	15,027
AngioDynamics, Inc. (b)	609	10,505
ANI Pharmaceuticals, Inc. (b)	134	7,801
Anika Therapeutics, Inc. (b)	244	12,132
Anixter International, Inc. (b)	493	37,345
Annaly Capital Management, Inc.	24,722	257,850
ANSYS, Inc. (b)	1,848	289,563
Antares Pharma, Inc. (a) (b)	2,917	6,417
Antero Resources Corp. (b)	4,976	98,774
Anthem, Inc.	7,104	1,560,749
Anworth Mortgage Asset Corp.	1,453	6,974
Apache Corp.	8,246	317,306
Apartment Investment & Management Co. Class A	10,784	439,448
Apellis Pharmaceuticals, Inc. (b)	241	5,329
Apogee Enterprises, Inc.	481	20,851
Apollo Commercial Real Estate Finance, Inc.	1,875	33,712
Appfolio, Inc. Class A (b)	184	7,516
Apple Hospitality REIT, Inc.	14,402	253,043
Apple, Inc.	111,272	18,669,216
Applied Industrial Technologies, Inc.	651	47,458
Applied Materials, Inc.	29,074	1,616,805
Applied Optoelectronics, Inc. (a) (b)	318	7,969
Approach Resources Inc. (a) (b)	1,143	2,983
Apptio, Inc. Class A (b)	350	9,919
AptarGroup, Inc.	1,331	119,564
Aqua America, Inc.	3,859	131,438
Aqua Metals, Inc. (a) (b)	440	1,140
Aquantia Corp. (a) (b)	203	3,187
Aramark	5,261	208,125
Aratana Therapeutics, Inc. (b)	1,065	4,697
ARC Document Solutions, Inc. (b)	1,084	2,385
ArcBest Corp.	434	13,910
Arch Coal, Inc. Class A	322	29,585
Archer-Daniels-Midland Co.	15,221	660,135
Archrock, Inc.	1,336	11,690

	Number of Shares	Value
Arconic, Inc.	9,233	$212,728
Ardelyx, Inc. (b)	844	4,262
Ardmore Shipping Corp. (b)	754	5,730
Arena Pharmaceuticals, Inc. (b)	813	32,113
Ares Commercial Real Estate Corp.	572	7,064
Argan, Inc.	283	12,155
Arista Networks, Inc. (b)	1,163	296,914
Arlington Asset Investment Corp. Class A (a)	546	6,028
Armada Hoffler Properties, Inc.	749	10,254
ARMO BioSciences, Inc. (a) (b)	116	4,340
ARMOUR Residential REIT, Inc.	716	16,668
Armstrong Flooring, Inc. (b)	292	3,962
Armstrong World Industries, Inc. (b)	951	53,541
Array BioPharma, Inc. (b)	3,384	55,227
Arrow Electronics, Inc. (b)	1,913	147,339
Arrow Financial Corp.	248	8,420
Artesian Resources Corp. Class A	169	6,165
Arthur J Gallagher & Co.	3,862	265,435
Artisan Partners Asset Management, Inc. Class A	791	26,340
Asbury Automotive Group, Inc. (b)	319	21,532
Ascena Retail Group, Inc. (b)	2,305	4,633
Ascent Capital Group, Inc. Class A (b)	301	1,108
ASGN, Inc. (b)	855	70,007
Ashford Hospitality Prime, Inc.	351	3,412
Ashford Hospitality Trust, Inc.	5,107	32,991
Ashland Global Holdings, Inc.	1,339	93,449
Aspen Technology, Inc. (b)	1,250	98,612
Assembly Biosciences, Inc. (b)	268	13,170
Associated Banc-Corp.	3,661	90,976
Associated Capital Group, Inc. Class A	42	1,573
Assurant, Inc.	1,162	106,218
Astec Industries, Inc.	359	19,810
Asterias Biotherapeutics, Inc. (a) (b)	747	1,083
Astronics Corp. (b)	358	13,353
At Home Group, Inc. (b)	135	4,325
AT&T, Inc.	134,818	4,806,262
Atara Biotherapeutics, Inc. (a) (b)	558	21,762
athenahealth, Inc. (b)	853	122,005
Athenex, Inc. (a) (b)	89	1,514
Athersys, Inc. (a) (b)	1,132	2,072
Atkore International Group, Inc. (b)	563	11,176
Atlantic Capital Bancshares, Inc. (b)	261	4,724
Atlas Air Worldwide Holdings, Inc. (b)	395	23,878
Atmos Energy Corp.	2,352	198,132
ATN International, Inc.	172	10,255
AtriCure, Inc. (b)	536	10,999
Atrion Corp.	23	14,520
Audentes Therapeutics, Inc. (b)	384	11,539
Autodesk, Inc. (b)	4,497	564,733
Automatic Data Processing, Inc.	12,368	1,403,521

The accompanying notes are an integral part of the financial statements.

68

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AutoNation, Inc. (b)	1,247	$58,335
AutoZone, Inc. (b)	594	385,322
AV Homes, Inc. (b)	223	4,137
AvalonBay Communities, Inc.	9,541	1,569,113
Avangrid, Inc.	1,232	62,980
Avery Dennison Corp.	1,914	203,362
Avexis, Inc. (b)	469	57,959
Avid Technology, Inc. (b)	218	990
Avis Budget Group, Inc. (a) (b)	1,233	57,754
Avista Corp.	1,120	57,400
Avnet, Inc.	2,598	108,492
AVX Corp.	748	12,379
Axcelis Technologies, Inc. (b)	508	12,497
AxoGen, Inc. (b)	464	16,936
Axon Enterprise, Inc. (b)	877	34,475
AXT, Inc. (b)	853	6,184
AZZ, Inc.	442	19,315
B&G Foods, Inc. (a)	1,122	26,591
B. Riley Financial, Inc.	360	7,020
Babcock & Wilcox Enterprises, Inc. (a) (b)	462	2,019
Babcock & Wilcox Enterprises, Inc. (a) (b) (c) (e)	462	886
Badger Meter, Inc.	472	22,255
Baker Hughes a GE Co.	9,207	255,678
Balchem Corp.	536	43,818
Baldwin & Lyons, Inc. Class B	105	2,310
Ball Corp.	7,502	297,904
Banc of California, Inc. (a)	744	14,359
BancFirst Corp.	271	14,390
The Bancorp, Inc. (b)	822	8,878
BancorpSouth Bank	1,479	47,032
Bank of America Corp.	209,566	6,284,884
Bank of Commerce Holdings	388	4,520
Bank of Hawaii Corp.	912	75,787
Bank of Marin Bancorp	96	6,619
The Bank of New York Mellon Corp.	27,151	1,399,091
Bank of the Ozarks, Inc.	2,600	125,502
BankFinancial Corp.	268	4,551
BankUnited, Inc.	2,251	89,995
Bankwell Financial Group, Inc.	59	1,905
Banner Corp.	557	30,908
Bar Harbor Bankshares	230	6,376
Barnes & Noble Education, Inc. (b)	854	5,884
Barnes & Noble, Inc.	1,279	6,331
Barnes Group, Inc.	856	51,266
Barrett Business Services, Inc.	115	9,531
Basic Energy Services, Inc. (b)	210	3,032
Bassett Furniture Industries, Inc.	124	3,763
Baxter International, Inc.	13,767	895,406
BB&T Corp.	21,774	1,133,119
BCB Bancorp, Inc.	255	3,991
Beacon Roofing Supply, Inc. (b)	1,136	60,288

	Number of Shares	Value
Bear State Financial, Inc.	186	$1,907
Beazer Homes USA, Inc. (b)	533	8,501
Becton, Dickinson & Co.	7,286	1,578,876
Bed Bath & Beyond, Inc.	2,995	62,865
Bel Fuse, Inc. Class B	84	1,588
Belden, Inc.	717	49,430
Bellicum Pharmaceuticals, Inc. (a) (b)	273	1,791
Bemis Co., Inc.	1,955	85,082
Benchmark Electronics, Inc.	844	25,193
Beneficial Bancorp, Inc.	1,153	17,929
Benefitfocus, Inc. (a) (b)	220	5,368
Berkshire Hathaway, Inc. Class B (b)	42,157	8,409,478
Berkshire Hills Bancorp, Inc.	679	25,768
Berry Plastics Group, Inc. (b)	2,809	153,961
Best Buy Co., Inc.	5,442	380,886
BG Staffing, Inc.	194	3,684
BGC Partners, Inc. Class A	5,023	67,559
Big 5 Sporting Goods Corp. (a)	554	4,017
Big Lots, Inc. (a)	733	31,907
Biglari Holdings, Inc. (b)	16	6,535
Bio-Rad Laboratories, Inc. Class A (b)	453	113,286
Bio-Techne Corp.	800	120,832
BioCryst Pharmaceuticals, Inc. (b)	1,440	6,869
Biogen, Inc. (b)	5,860	1,604,585
BioMarin Pharmaceutical, Inc. (b)	3,774	305,958
BioScrip, Inc. (b)	1,379	3,392
BioSpecifics Technologies Corp. (b)	120	5,321
BioTelemetry, Inc. (b)	543	16,860
BioTime, Inc. (a) (b)	2,015	5,420
BJ’s Restaurants, Inc.	341	15,311
Black Hills Corp.	918	49,847
Black Knight, Inc. (b)	2,742	129,148
Blackbaud, Inc.	815	82,975
Blackhawk Network Holdings, Inc. (b)	936	41,839
Blackline, Inc. (b)	478	18,742
BlackRock, Inc.	3,437	1,861,892
Bloomin’ Brands, Inc.	1,588	38,557
Blucora, Inc. (b)	755	18,573
Blue Bird Corp. (b)	192	4,550
Blue Buffalo Pet Products, Inc. (b)	2,020	80,416
Blue Hills Bancorp, Inc.	344	7,172
Bluebird Bio, Inc. (b)	832	142,064
Bluegreen Vacations Corp. (a)	173	3,662
Blueprint Medicines Corp. (b)	723	66,299
Bluerock Residential Growth REIT, Inc.	211	1,794
BMC Stock Holdings, Inc. (b)	1,108	21,661
The Boeing Co.	12,202	4,000,792
BofI Holding, Inc. (b)	1,025	41,543
Boingo Wireless, Inc. (b)	642	15,902
Boise Cascade Co.	659	25,437
Bojangles’, Inc. (b)	387	5,360
BOK Financial Corp.	563	55,731

The accompanying notes are an integral part of the financial statements.

69

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bonanza Creek Energy, Inc. (b)	339	$9,394
Booking Holdings, Inc. (b)	1,357	2,823,089
Boot Barn Holdings, Inc. (b)	331	5,869
Booz Allen Hamilton Holding Corp.	3,079	119,219
BorgWarner, Inc.	4,580	230,053
The Boston Beer Co., Inc. Class A (b)	142	26,845
Boston Private Financial Holdings, Inc.	1,388	20,889
Boston Properties, Inc.	10,669	1,314,634
Boston Scientific Corp. (b)	37,795	1,032,559
Bottomline Technologies de, Inc. (b)	678	26,272
Box, Inc. Class A (b)	1,381	28,380
Boyd Gaming Corp.	1,420	45,241
Brady Corp. Class A	784	29,126
Brandywine Realty Trust	11,925	189,369
Bridge Bancorp, Inc.	283	9,495
Bridgepoint Education, Inc. (b)	490	3,303
Briggs & Stratton Corp.	702	15,030
Bright Horizons Family Solutions, Inc. (b)	1,242	123,852
Brightcove, Inc. (b)	402	2,794
Brighthouse Financial, Inc. (b)	2,300	118,220
The Brink’s Co.	782	55,796
Brinker International, Inc. (a)	800	28,880
Bristol-Myers Squibb Co.	36,106	2,283,704
Bristow Group, Inc.	533	6,929
Brixmor Property Group, Inc.	21,012	320,433
Broadridge Financial Solutions, Inc.	2,542	278,832
Brookdale Senior Living, Inc. (b)	4,117	27,625
Brookline Bancorp, Inc.	1,257	20,363
Brooks Automation, Inc.	1,169	31,657
Brown & Brown, Inc.	5,098	129,693
Brown-Forman Corp. Class A	1,174	62,609
Brown-Forman Corp. Class B	5,071	275,862
Bruker Corp.	2,197	65,734
Brunswick Corp.	1,888	112,128
Bryn Mawr Bank Corp.	298	13,097
BSB Bancorp, Inc. (b)	180	5,508
The Buckle, Inc. (a)	488	10,809
Build-A-Bear Workshop, Inc. (b)	367	3,358
Builders FirstSource, Inc. (b)	1,892	37,537
Burlington Stores, Inc. (b)	1,467	195,331
BWX Technologies, Inc.	2,029	128,902
Byline Bancorp, Inc. (b)	253	5,801
C&F Financial Corp.	92	4,839
C&J Energy Services, Inc. (b)	906	23,393
C.H. Robinson Worldwide, Inc.	3,038	284,691
CA, Inc.	6,830	231,537
Cable One, Inc.	102	70,085
Cabot Corp.	1,321	73,606
Cabot Microelectronics Corp.	426	45,629
Cabot Oil & Gas Corp.	9,965	238,961
CACI International, Inc. Class A (b)	417	63,113

	Number of Shares	Value
Cactus, Inc. (b)	409	$11,014
Cadence BanCorp	465	12,662
Cadence Design Systems, Inc. (b)	6,005	220,804
Cadiz, Inc. (a) (b)	454	6,129
Caesars Entertainment Corp. (b)	2,343	26,359
CAI International, Inc. (b)	243	5,166
Cal-Maine Foods, Inc. (b)	488	21,326
CalAmp Corp. (b)	583	13,339
Calavo Growers, Inc. (a)	274	25,263
Caleres, Inc.	715	24,024
California Resources Corp. (a) (b)	718	12,314
California Water Service Group	811	30,210
Calithera Biosciences, Inc. (b)	308	1,940
Calix, Inc. (b)	804	5,507
Callaway Golf Co.	1,623	26,552
Callidus Software, Inc. (b)	1,147	41,235
Callon Petroleum Co. (b)	3,382	44,778
Calyxt, Inc. (a) (b)	27	354
Cambium Learning Group, Inc. (b)	93	1,042
Cambrex Corp. (b)	555	29,026
Camden National Corp.	224	9,968
Camden Property Trust	6,283	528,903
Campbell Soup Co.	3,823	165,574
Camping World Holdings, Inc. Class A	544	17,544
Cannae Holdings, Inc. (b)	1,039	19,596
Cantel Medical Corp.	620	69,074
Capella Education Co.	197	17,208
Capital City Bank Group, Inc.	237	5,866
Capital One Financial Corp.	13,296	1,274,023
Capital Senior Living Corp. (b)	507	5,450
Capitol Federal Financial, Inc.	2,248	27,763
Capstar Financial Holdings, Inc. (b)	213	4,011
Capstead Mortgage Corp.	1,558	13,477
Cara Therapeutics, Inc. (a) (b)	369	4,568
CARBO Ceramics, Inc. (a) (b)	144	1,044
Carbonite, Inc. (b)	424	12,211
Cardinal Health, Inc.	6,848	429,233
Cardiovascular Systems, Inc. (b)	563	12,347
Care.com, Inc. (b)	167	2,717
Career Education Corp. (b)	1,133	14,888
CareTrust REIT, Inc.	4,742	63,543
Carlisle Cos., Inc.	1,316	137,404
CarMax, Inc. (b)	3,954	244,911
Carolina Financial Corp.	314	12,334
Carpenter Technology Corp.	784	34,590
Carriage Services, Inc.	197	5,449
Carrizo Oil & Gas, Inc. (b)	1,305	20,880
Carrols Restaurant Group, Inc. (b)	526	5,891
Cars.com, Inc. (a) (b)	1,232	34,903
Carter’s, Inc.	1,008	104,933
Carvana Co. (a) (b)	309	7,085
Casa Systems, Inc. (b)	116	3,403

The accompanying notes are an integral part of the financial statements.

70

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Casella Waste Systems, Inc. Class A (b)	660	$15,431
Casey’s General Stores, Inc.	821	90,121
Cass Information Systems, Inc.	195	11,604
Castle Brands, Inc. (a) (b)	2,257	2,799
Castlight Health, Inc. Class B (a) (b)	642	2,343
Catalent, Inc. (b)	2,283	93,740
Catalyst Pharmaceuticals, Inc. (b)	1,825	4,362
Catchmark Timber Trust, Inc. Class A	676	8,430
Caterpillar, Inc.	15,703	2,314,308
Cathay General Bancorp	1,323	52,894
The Cato Corp. Class A	248	3,656
Cavco Industries, Inc. (b)	145	25,194
Cavium, Inc. (b)	1,451	115,180
CBIZ, Inc. (b)	852	15,549
CBL & Associates Properties, Inc. (a)	10,644	44,385
Cboe Global Markets, Inc.	2,392	272,927
CBRE Group, Inc. Class A (b)	6,361	300,366
CBS Corp. Class B	9,210	473,302
CDK Global, Inc.	2,708	171,525
CDW Corp.	3,233	227,312
CECO Environmental Corp.	730	3,249
Cedar Realty Trust, Inc.	1,274	5,020
Celanese Corp. Series A	2,936	294,217
Celgene Corp. (b)	16,349	1,458,494
Celldex Therapeutics, Inc. (b)	2,816	6,561
Centene Corp. (b)	3,682	393,495
Centennial Resource Development, Inc. Class A (b)	3,372	61,876
CenterPoint Energy, Inc.	9,341	255,943
CenterState Bank Corp.	1,020	27,061
Central Garden & Pet Co. (b)	143	6,149
Central Garden & Pet Co. Class A (b)	593	23,489
Central Pacific Financial Corp.	487	13,860
Central Valley Community Bancorp	102	1,995
Century Aluminum Co. (b)	843	13,943
Century Bancorp, Inc. Class A	64	5,082
Century Casinos, Inc. (b)	592	4,416
Century Communities, Inc. (b)	325	9,734
CenturyLink, Inc.	20,819	342,056
Cerner Corp. (b)	6,234	361,572
Cerus Corp. (b)	2,215	12,138
CEVA, Inc. (b)	367	13,285
CF Industries Holdings, Inc.	5,045	190,348
ChannelAdvisor Corp. (b)	316	2,876
Charles River Laboratories International, Inc. (b)	1,019	108,768
The Charles Schwab Corp.	32,740	1,709,683
Chart Industries, Inc. (b)	521	30,755
Charter Communications, Inc. Class A (b)	4,880	1,518,754
Charter Financial Corp.	248	5,057
Chase Corp.	117	13,625

	Number of Shares	Value
Chatham Lodging Trust	2,831	$54,214
The Cheesecake Factory, Inc.	736	35,490
The Chefs’ Warehouse, Inc. (b)	438	10,074
Chegg, Inc. (b)	1,623	33,531
Chemed Corp.	261	71,216
Chemical Financial Corp.	1,213	66,327
ChemoCentryx, Inc. (b)	373	5,073
The Chemours Co.	3,997	194,694
Chemung Financial Corp.	80	3,718
Cheniere Energy, Inc. (b)	4,419	236,196
Cherry Hill Mortgage Investment Corp.	308	5,402
Chesapeake Energy Corp. (a) (b)	19,546	59,029
Chesapeake Lodging Trust	3,705	103,036
Chesapeake Utilities Corp.	262	18,432
Chevron Corp.	41,423	4,723,879
Chico’s FAS, Inc.	2,190	19,798
The Children’s Place, Inc.	296	40,034
Chimera Investment Corp.	4,051	70,528
Chimerix, Inc. (b)	651	3,385
Chipotle Mexican Grill, Inc. (b)	534	172,541
Choice Hotels International, Inc.	748	59,952
Church & Dwight Co., Inc.	5,399	271,894
Churchill Downs, Inc.	232	56,620
Chuy’s Holdings, Inc. (b)	247	6,471
Ciena Corp. (b)	2,420	62,678
Cigna Corp.	6,527	1,094,839
Cimarex Energy Co.	2,030	189,805
Cincinnati Bell, Inc. (b)	695	9,626
Cincinnati Financial Corp.	3,335	247,657
Cinemark Holdings, Inc.	2,299	86,603
Cintas Corp.	1,860	317,279
CIRCOR International, Inc.	277	11,817
Cirrus Logic, Inc. (b)	1,102	44,774
Cisco Systems, Inc.	108,608	4,658,197
CIT Group, Inc.	2,837	146,105
Citi Trends, Inc.	177	5,471
Citigroup, Inc.	56,349	3,803,557
Citizens & Northern Corp.	246	5,680
Citizens Financial Group, Inc.	10,668	447,843
Citizens, Inc. (a) (b)	936	6,852
Citrix Systems, Inc. (b)	3,272	303,642
City Holding Co.	248	17,003
City Office REIT, Inc.	700	8,092
Civista Bancshares, Inc.	108	2,469
Civitas Solutions, Inc. (b)	147	2,264
Clarus Corp. (b)	564	3,807
Clean Energy Fuels Corp. (b)	3,561	5,876
Clean Harbors, Inc. (b)	1,129	55,106
Clear Channel Outdoor Holdings, Inc. Class A	964	4,724
Clearfield, Inc. (b)	323	4,167
Clearside Biomedical, Inc. (b)	414	4,442

The accompanying notes are an integral part of the financial statements.

71

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Clearwater Paper Corp. (b)	266	$10,401
Cleveland-Cliffs, Inc. (a) (b)	5,059	35,160
Clifton Bancorp, Inc.	233	3,646
Clipper Realty, Inc. (a)	222	1,880
The Clorox Co.	2,799	372,575
Cloud Peak Energy, Inc. (b)	1,015	2,954
Cloudera, Inc. (b)	1,656	35,736
Clovis Oncology, Inc. (b)	747	39,442
CME Group, Inc.	9,360	1,513,886
CMS Energy Corp.	6,054	274,186
CNA Financial Corp.	545	26,896
CNB Financial Corp.	284	8,262
CNO Financial Group, Inc.	2,900	62,843
CNX Resources Corp. (b)	4,957	76,487
CoBiz Financial, Inc.	621	12,172
Coca-Cola Bottling Co. Consolidated	80	13,814
The Coca-Cola Co.	84,199	3,656,763
Codexis, Inc. (b)	830	9,130
Codorus Valley Bancorp, Inc.	188	5,287
Coeur Mining, Inc. (b)	3,113	24,904
Cogent Communications Holdings, Inc.	705	30,597
Cogint, Inc. (b)	298	745
Cognex Corp.	3,591	186,696
Cognizant Technology Solutions Corp. Class A	16,150	1,300,075
Cohen & Steers, Inc.	369	15,004
Coherent, Inc. (b)	528	98,947
Coherus Biosciences, Inc. (b)	622	6,873
Cohu, Inc.	459	10,470
Colfax Corp. (b)	1,904	60,738
Colgate-Palmolive Co.	23,789	1,705,196
Collectors Universe, Inc.	203	3,189
Collegium Pharmaceutical, Inc. (a) (b)	484	12,366
Colony NorthStar, Inc. Class A	11,632	65,372
Columbia Banking System, Inc.	1,249	52,396
Columbia Property Trust, Inc.	8,285	169,511
Columbia Sportswear Co.	498	38,062
Columbus McKinnon Corp.	370	13,261
Comcast Corp. Class A	101,696	3,474,952
Comerica, Inc.	3,754	360,121
Comfort Systems USA, Inc.	616	25,410
Commerce Bancshares, Inc.	2,032	121,737
CommerceHub, Inc. Series A (b)	189	4,253
CommerceHub, Inc. Series C (b)	480	10,795
Commercial Metals Co.	1,964	40,183
Commercial Vehicle Group, Inc. (b)	225	1,744
CommScope Holding Co., Inc. (b)	4,085	163,277
Community Bank System, Inc.	852	45,633
Community Bankers Trust Corp. (b)	556	5,004
The Community Financial Corp.	102	3,796
Community Health Systems, Inc. (b)	1,611	6,380
Community Healthcare Trust, Inc.	284	7,310

	Number of Shares	Value
Community Trust Bancorp, Inc.	239	$10,803
CommVault Systems, Inc. (b)	683	39,068
Compass Minerals International, Inc. (a)	576	34,733
Computer Programs & Systems, Inc. (a)	246	7,183
CompX International, Inc.	80	1,104
Comtech Telecommunications Corp.	370	11,059
Conagra Brands, Inc.	8,270	304,998
Conatus Pharmaceuticals, Inc. (b)	682	4,003
Concert Pharmaceuticals, Inc. (b)	242	5,542
Concho Resources, Inc. (b)	3,191	479,703
Conduent, Inc. (b)	4,095	76,331
ConforMIS, Inc. (b)	1,073	1,556
CONMED Corp.	470	29,765
Conn’s, Inc. (a) (b)	317	10,778
Connecticut Water Service, Inc.	186	11,259
ConnectOne Bancorp, Inc.	495	14,256
ConocoPhillips	32,577	1,931,490
CONSOL Energy, Inc. (b)	577	16,716
Consolidated Communications Holdings, Inc. (a)	1,099	12,045
Consolidated Edison, Inc.	6,747	525,861
Consolidated-Tomoka Land Co.	72	4,525
Constellation Brands, Inc. Class A	4,467	1,018,119
The Container Store Group, Inc. (b)	480	2,611
Contango Oil & Gas Co. (b)	634	2,251
Continental Building Products, Inc. (b)	642	18,329
Continental Resources, Inc. (b)	1,881	110,885
Control4 Corp. (b)	428	9,193
Convergys Corp.	1,617	36,577
The Cooper Cos., Inc.	1,046	239,335
Cooper Tire & Rubber Co.	878	25,725
Cooper-Standard Holding, Inc. (b)	293	35,983
Copart, Inc. (b)	4,295	218,744
Corbus Pharmaceuticals Holdings, Inc. (b)	607	3,703
Corcept Therapeutics, Inc. (a) (b)	1,551	25,514
Core Molding Technologies, Inc.	198	3,530
Core-Mark Holding Co., Inc.	776	16,498
CoreCivic, Inc.	2,549	49,756
CoreLogic, Inc. (b)	1,778	80,419
CorEnergy Infrastructure Trust, Inc.	180	6,757
CoreSite Realty Corp.	733	73,491
Corindus Vascular Robotics, Inc. (a) (b)	2,212	3,030
Corium International, Inc. (a) (b)	233	2,673
Cornerstone OnDemand, Inc. (b)	907	35,473
Corning, Inc.	23,615	658,386
Corporate Office Properties Trust	6,896	178,124
Corvel Corp. (b)	159	8,037
Corvus Pharmaceuticals, Inc. (b)	200	2,306
Costamare, Inc.	968	6,040

The accompanying notes are an integral part of the financial statements.

72

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CoStar Group, Inc. (b)	768	$278,538
Costco Wholesale Corp.	12,064	2,273,220
Cotiviti Holdings, Inc. (b)	628	21,628
Coty, Inc. Class A	10,111	185,031
County Bancorp, Inc.	108	3,155
Coupa Software, Inc. (b)	535	24,407
Cousins Properties, Inc.	26,992	234,291
Covanta Holding Corp.	2,004	29,058
Covenant Transportation Group, Inc. Class A (b)	144	4,296
Cowen, Inc. (a) (b)	544	7,181
CPI Card Group, Inc.	101	305
CRA International, Inc.	147	7,687
Cracker Barrel Old Country Store, Inc. (a)	331	52,695
Craft Brew Alliance, Inc. (b)	152	2,827
Crane Co.	1,080	100,159
Crawford & Co. Class B	331	2,721
Cray, Inc. (b)	666	13,786
Credit Acceptance Corp. (a) (b)	242	79,959
Cree, Inc. (b)	1,665	67,116
Crocs, Inc. (b)	1,134	18,427
Cross Country Healthcare, Inc. (b)	562	6,244
Crown Castle International Corp.	11,105	1,217,219
Crown Holdings, Inc. (b)	2,809	142,557
CryoLife, Inc. (b)	533	10,687
CSG Systems International, Inc.	570	25,815
CSRA, Inc.	3,500	144,305
CSS Industries, Inc.	64	1,120
CSW Industrials, Inc. (b)	236	10,632
CSX Corp.	23,564	1,312,750
CTS Corp.	519	14,117
CubeSmart	12,429	350,498
Cubic Corp.	424	26,966
Cue Biopharma, Inc. (b)	215	3,021
Cullen/Frost Bankers, Inc.	1,216	128,981
Culp, Inc.	226	6,904
Cummins, Inc.	3,397	550,620
Curis, Inc. (b)	2,536	1,657
Curo Group Holdings Corp. (b)	203	3,492
Curtiss-Wright Corp.	753	101,708
Customers Bancorp, Inc. (b)	473	13,788
Cutera, Inc. (b)	225	11,306
CVB Financial Corp.	1,772	40,118
CVR Energy, Inc. (a)	239	7,223
CVS Health Corp.	28,150	1,751,211
CyberOptics Corp. (a) (b)	160	2,880
Cypress Semiconductor Corp.	7,113	120,636
CyrusOne, Inc.	1,947	99,706
CYS Investments, Inc.	2,623	17,627
Cytokinetics, Inc. (b)	552	3,974
CytomX Therapeutics, Inc. (b)	490	13,941
D.R. Horton, Inc.	7,395	324,197

	Number of Shares	Value
Daily Journal Corp. (a) (b)	20	$4,570
Daktronics, Inc.	764	6,731
Dana, Inc.	2,493	64,220
Danaher Corp.	16,934	1,658,008
Darden Restaurants, Inc.	2,698	230,004
Darling Ingredients, Inc. (b)	2,800	48,440
Daseke, Inc. (b)	524	5,130
Dave & Buster’s Entertainment, Inc. (b)	709	29,594
DaVita, Inc. (b)	3,163	208,568
DCT Industrial Trust, Inc.	6,445	363,111
DDR Corp.	21,623	158,497
Dean Foods Co.	1,555	13,404
Deciphera Pharmaceuticals, Inc. (b)	92	1,844
Deckers Outdoor Corp. (b)	539	48,526
Deere & Co.	8,933	1,387,474
Del Frisco’s Restaurant Group, Inc. (b)	297	4,529
Del Taco Restaurants, Inc. (b)	547	5,667
Delek US Holdings, Inc.	1,317	53,602
Dell Technologies ,Inc. Class V (b)	4,330	316,999
Delta Air Lines, Inc.	18,091	991,568
Delta Apparel, Inc. (b)	90	1,622
Deluxe Corp.	829	61,354
Denali Therapeutics, Inc. (b)	274	5,395
Denbury Resources, Inc. (b)	6,675	18,289
Denny’s Corp. (b)	1,063	16,402
Dentsply Sirona, Inc.	4,879	245,462
Depomed, Inc. (b)	855	5,634
Dermira, Inc. (b)	645	5,154
Devon Energy Corp.	11,376	361,643
DexCom, Inc. (b)	1,849	137,122
DHI Group, Inc. (b)	1,310	2,096
DHT Holdings, Inc.	1,078	3,665
Diamond Hill Investment Group, Inc.	53	10,948
Diamond Offshore Drilling, Inc. (a) (b)	1,074	15,745
Diamondback Energy, Inc. (b)	2,122	268,475
DiamondRock Hospitality Co.	13,130	137,077
Dick’s Sporting Goods, Inc.	1,835	64,317
Diebold Nixdorf, Inc. (a)	1,266	19,496
Digi International, Inc. (b)	603	6,211
Digimarc Corp. (b)	112	2,682
Digital Realty Trust, Inc.	14,161	1,492,286
Dillard’s, Inc. Class A (a)	238	19,121
Dime Community Bancshares, Inc.	538	9,899
Dine Brands Global, Inc.	291	19,084
Diodes, Inc. (b)	661	20,134
Diplomat Pharmacy, Inc. (b)	830	16,724
Discover Financial Services	7,850	564,650
Discovery Communications, Inc. Class A (a) (b)	3,276	70,205
Discovery Communications, Inc. Class C (b)	6,296	122,898
DISH Network Corp. Class A (b)	6,094	230,902

The accompanying notes are an integral part of the financial statements.

73

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DMC Global, Inc.	300	$8,025
DNB Financial Corp.	88	3,137
Dolby Laboratories, Inc. Class A	1,184	75,255
Dollar General Corp.	5,898	551,758
Dollar Tree, Inc. (b)	4,989	473,456
Dominion Energy, Inc.	17,729	1,195,466
Domino’s Pizza, Inc.	944	220,481
Domtar Corp.	1,345	57,216
Donaldson Co., Inc.	2,816	126,861
Donegal Group, Inc. Class A	252	3,982
Donnelley Financial Solutions, Inc. (b)	568	9,753
Dorian LPG Ltd. (b)	375	2,809
Dorman Products, Inc. (b)	457	30,258
Douglas Dynamics, Inc.	368	15,953
Douglas Emmett, Inc.	10,979	403,588
Dova Pharmaceuticals, Inc. (a) (b)	158	4,285
Dover Corp.	3,350	329,037
DowDuPont, Inc.	64,524	4,110,824
Dr. Pepper Snapple Group, Inc.	3,884	459,788
Dril-Quip, Inc. (b)	628	28,134
Drive Shack, Inc. (b)	832	3,977
DSP Group, Inc. (b)	479	5,652
DST Systems, Inc.	1,291	107,992
DSW, Inc. Class A	1,124	25,245
DTE Energy Co.	3,882	405,281
Ducommun, Inc. (b)	130	3,949
Duke Energy Corp.	19,360	1,499,819
Duke Realty Corp.	24,599	651,382
Duluth Holdings, Inc. Class B (a) (b)	66	1,236
The Dun & Bradstreet Corp.	800	93,600
Dunkin’ Brands Group, Inc. (a)	1,951	116,455
Durect Corp. (b)	1,778	3,805
DXC Technology Co.	6,135	616,752
DXP Enterprises, Inc. (b)	259	10,088
Dycom Industries, Inc. (b)	513	55,214
Dynavax Technologies Corp. (a) (b)	1,033	20,505
Dynegy, Inc. (b)	2,158	29,176
Dynex Capital, Inc.	1,051	6,968
E*TRADE Financial Corp. (b)	5,849	324,093
The E.W. Scripps Co. Class A	976	11,702
Eagle Bancorp, Inc. (b)	539	32,259
Eagle Materials, Inc.	1,014	104,493
Eagle Pharmaceuticals, Inc. (b)	132	6,955
Earthstone Energy, Inc. Class A (b)	225	2,277
East West Bancorp, Inc.	3,112	194,624
Easterly Government Properties, Inc.	2,592	52,877
The Eastern Co.	137	3,905
EastGroup Properties, Inc.	2,178	180,033
Eastman Chemical Co.	3,109	328,248
Eastman Kodak Co. (a) (b)	452	2,418
Eaton Vance Corp.	2,424	134,944
eBay, Inc. (b)	26,157	1,052,558
Ebix, Inc. (a)	410	30,545

	Number of Shares	Value
Echo Global Logistics, Inc. (b)	446	$12,310
EchoStar Corp. Class A (b)	1,021	53,878
Eclipse Resources Corp. (b)	2,255	3,247
Ecolab, Inc.	7,084	971,004
Edge Therapeutics, Inc. (b)	364	430
Edgewell Personal Care Co. (b)	1,240	60,537
Edison International	6,876	437,726
Editas Medicine, Inc. (b)	668	22,144
Education Realty Trust, Inc.	4,970	162,767
Edwards Lifesciences Corp. (b)	4,528	631,747
eHealth, Inc. (b)	166	2,375
El Paso Electric Co.	688	35,088
El Pollo Loco Holdings, Inc. (b)	198	1,881
Eldorado Resorts, Inc. (b)	799	26,367
Electro Scientific Industries, Inc. (b)	543	10,496
Electronic Arts, Inc. (b)	8,282	1,004,110
Electronics For Imaging, Inc. (b)	775	21,181
Elevate Credit, Inc. (a) (b)	400	2,832
elf Beauty, Inc. (a) (b)	293	5,675
Eli Lilly & Co.	27,003	2,089,222
Ellie Mae, Inc. (b)	577	53,049
Ellington Residential Mortgage REIT (a)	222	2,433
EMC Insurance Group, Inc.	194	5,254
EMCOR Group, Inc.	1,001	78,008
EMCORE Corp. (b)	582	3,317
Emerald Expositions Events, Inc. (a)	368	7,169
Emergent BioSolutions, Inc. (b)	572	30,116
Emerson Electric Co.	17,491	1,194,635
Empire Resorts, Inc. (a) (b)	88	1,518
Empire State Realty Trust, Inc. Class A	8,880	149,095
Employers Holdings, Inc.	536	21,681
Enanta Pharmaceuticals, Inc. (b)	264	21,360
Encompass Health Corp.	1,699	97,132
Encore Capital Group, Inc. (b)	407	18,396
Encore Wire Corp.	342	19,391
Endologix, Inc. (b)	1,012	4,281
Endurance International Group Holdings, Inc. (b)	905	6,697
Energen Corp. (b)	2,096	131,755
Energizer Holdings, Inc.	1,310	78,050
Energous Corp. (a) (b)	381	6,107
Energy Recovery, Inc. (a) (b)	757	6,223
Energy XXI Gulf Coast, Inc. (b)	772	2,964
EnerSys	700	48,559
Engility Holdings, Inc. (b)	333	8,125
Ennis, Inc.	393	7,742
Enova International, Inc. (b)	543	11,973
EnPro Industries, Inc.	364	28,166
The Ensign Group, Inc.	829	21,803
Entegra Financial Corp. (b)	166	4,814
Entegris, Inc.	2,422	84,286

The accompanying notes are an integral part of the financial statements.

74

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entercom Communications Corp. Class A (a)	2,168	$20,921
Entergy Corp.	3,884	305,982
Enterprise Bancorp, Inc.	116	4,094
Enterprise Financial Services Corp.	370	17,353
Entravision Communications Corp. Class A	1,078	5,067
Envestnet, Inc. (b)	735	42,115
EnviroStar, Inc. (a)	94	3,690
Envision Healthcare Corp. (b)	2,586	99,380
Enzo Biochem, Inc. (b)	957	5,244
EOG Resources, Inc.	15,941	1,678,109
EP Energy Corp. Class A (a) (b)	1,039	1,392
EPAM Systems, Inc. (b)	852	97,571
Epizyme, Inc. (b)	779	13,827
ePlus, Inc. (b)	219	17,016
EPR Properties	4,348	240,879
EQT Corp.	5,278	250,758
Equifax, Inc.	2,579	303,832
Equinix, Inc.	2,146	897,328
Equity Bancshares, Inc. Class A (b)	144	5,639
Equity Commonwealth (b)	2,603	79,834
Equity LifeStyle Properties, Inc.	5,704	500,640
Equity Residential	26,829	1,653,203
Era Group, Inc. (b)	393	3,675
Erie Indemnity Co. Class A	536	63,055
Escalade, Inc.	308	4,220
ESCO Technologies, Inc.	429	25,118
Esperion Therapeutics, Inc. (b)	288	20,831
ESSA Bancorp, Inc.	242	3,550
Essendant, Inc.	462	3,604
Essex Property Trust, Inc.	4,527	1,089,558
The Estee Lauder Cos., Inc. Class A	6,022	901,614
Esterline Technologies Corp. (b)	443	32,405
Ethan Allen Interiors, Inc.	421	9,662
Etsy, Inc. (b)	2,063	57,888
Euronet Worldwide, Inc. (b)	1,085	85,628
Evans Bancorp, Inc.	44	1,991
Everbridge, Inc. (b)	290	10,614
Evercore, Inc. Class A	664	57,901
Everi Holdings, Inc. (b)	1,068	7,017
Eversource Energy	6,880	405,370
Evolent Health, Inc. Class A (a) (b)	1,015	14,464
Evolution Petroleum Corp.	256	2,061
Evoqua Water Technologies Corp. (b)	845	17,990
Exact Sciences Corp. (b)	2,001	80,700
Exelixis, Inc. (b)	6,249	138,415
Exelon Corp.	26,515	1,034,350
Exlservice Holdings, Inc. (b)	564	31,454
The ExOne Co. (a) (b)	304	2,213
Expedia Group, Inc.	2,656	293,249
Expeditors International of Washington, Inc.	3,846	243,452

	Number of Shares	Value
Exponent, Inc.	434	$34,134
Express Scripts Holding Co. (b)	15,651	1,081,171
Express, Inc. (b)	1,311	9,387
Extended Stay America, Inc.	4,133	81,709
Exterran Corp. (b)	519	13,857
Extra Space Storage, Inc.	8,428	736,270
Extraction Oil & Gas, Inc. (b)	2,698	30,919
Extreme Networks, Inc. (b)	1,906	21,099
Exxon Mobil Corp.	92,914	6,932,314
EZCORP, Inc. Class A (b)	835	11,022
F.N.B. Corp.	6,935	93,276
F5 Networks, Inc. (b)	1,341	193,922
Facebook, Inc. Class A (b)	51,819	8,280,158
FactSet Research Systems, Inc.	835	166,516
Fair Isaac Corp.	511	86,548
Fairmount Santrol Holdings, Inc. (a) (b)	2,603	11,063
Farmer Brothers Co. (b)	178	5,376
Farmers & Merchants Bancorp, Inc. /Archbold OH (a)	111	4,481
Farmers Capital Bank Corp.	157	6,272
Farmers National Banc Corp.	529	7,327
Farmland Partners, Inc. (a)	662	5,528
FARO Technologies, Inc. (b)	278	16,235
Fastenal Co.	6,261	341,788
Fate Therapeutics, Inc. (b)	817	7,974
FB Financial Corp. (b)	217	8,808
FBL Financial Group, Inc. Class A	159	11,027
FCB Financial Holdings, Inc. Class A (b)	616	31,478
Federal Agricultural Mortgage Corp. Class C	151	13,140
Federal Realty Investment Trust	5,024	583,337
Federal Signal Corp.	993	21,866
Federated Investors, Inc. Class B	2,052	68,537
Federated National Holding Co.	126	1,987
FedEx Corp.	6,841	1,642,593
Ferro Corp. (b)	1,424	33,065
Ferroglobe Representation & Warranty Insurance Trust (b) (c) (e)	3,141	-
FibroGen, Inc. (b)	1,185	54,747
Fidelity National Information Services, Inc.	7,128	686,426
Fidelity Southern Corp.	350	8,075
Fiesta Restaurant Group, Inc. (b)	425	7,863
Fifth Third Bancorp	15,054	477,964
Financial Engines, Inc.	1,000	35,000
Financial Institutions, Inc.	303	8,969
Finisar Corp. (a) (b)	1,942	30,703
The Finish Line, Inc. Class A (a)	620	8,395
FireEye, Inc. (b)	3,955	66,958
First American Financial Corp.	2,331	136,783
First Bancorp	463	16,506

The accompanying notes are an integral part of the financial statements.

75

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Bancorp, Inc.	220	$6,156
The First Bancshares, Inc.	226	7,289
First Busey Corp.	664	19,734
First Business Financial Services, Inc.	92	2,315
First Citizens BancShares, Inc. Class A	126	52,068
First Commonwealth Financial Corp.	1,646	23,258
First Community Bancshares, Inc.	233	6,955
First Connecticut Bancorp, Inc.	275	7,040
First Data Corp. Class A (b)	10,273	164,368
First Defiance Financial Corp.	155	8,885
First Financial Bancorp	1,048	30,759
First Financial Bankshares, Inc. (a)	1,083	50,143
First Financial Corp.	219	9,110
First Financial Northwest, Inc.	236	3,953
First Foundation, Inc. (b)	463	8,584
First Guaranty Bancshares, Inc.	123	3,197
First Hawaiian, Inc.	1,112	30,947
First Horizon National Corp.	6,291	118,460
First Industrial Realty Trust, Inc.	7,685	224,633
First Internet Bancorp	171	6,327
First Interstate BancSystem, Inc. Class A	438	17,323
First Merchants Corp.	700	29,190
First Mid-Illinois Bancshares, Inc.	140	5,103
First Midwest Bancorp, Inc.	1,762	43,328
First Northwest Bancorp (b)	85	1,436
The First of Long Island Corp.	363	9,964
First Republic Bank	3,470	321,357
First Solar, Inc. (b)	1,764	125,209
FirstCash, Inc.	793	64,431
FirstEnergy Corp.	9,611	326,870
Fiserv, Inc. (b)	9,018	643,074
Fitbit, Inc. Class A (a) (b)	3,269	16,672
Five Below, Inc. (b)	925	67,839
Five Prime Therapeutics, Inc. (b)	645	11,081
Five9, Inc. (b)	906	26,990
Flagstar Bancorp, Inc. (b)	369	13,063
FleetCor Technologies, Inc. (b)	1,930	390,825
Flexion Therapeutics, Inc. (a) (b)	514	11,519
Flexsteel Industries, Inc.	99	3,918
FLIR Systems, Inc.	2,987	149,380
Floor & Decor Holdings, Inc. Class A (b)	636	33,148
Flotek Industries, Inc. (b)	659	4,020
Flowers Foods, Inc.	3,824	83,593
Flowserve Corp.	2,820	122,191
Fluidigm Corp. (b)	783	4,573
Fluor Corp.	3,026	173,148
Flushing Financial Corp.	438	11,808
FMC Corp.	2,895	221,670
FNB Bancorp	51	1,876
FNF Group	5,675	227,113
Fogo De Chao, Inc. (b)	90	1,418

	Number of Shares	Value
FONAR Corp. (b)	148	$4,410
Foot Locker, Inc.	2,669	121,546
Ford Motor Co.	107,646	1,192,718
ForeScout Technologies, Inc. (b)	128	4,152
Forest City Realty Trust, Inc. Class A	16,974	343,893
Forestar Group, Inc. (a) (b)	113	2,390
FormFactor, Inc. (b)	1,219	16,639
Forrester Research, Inc.	156	6,466
Forterra, Inc. (a) (b)	490	4,077
Fortinet, Inc. (b)	3,150	168,777
Fortive Corp.	6,658	516,128
Fortress Biotech, Inc. (a) (b)	281	1,279
Fortune Brands Home & Security, Inc.	3,280	193,159
Forum Energy Technologies, Inc. (b)	1,338	14,718
Forward Air Corp.	502	26,536
Fossil Group, Inc. (a) (b)	602	7,645
Foundation Building Materials, Inc. (b)	347	5,174
Foundation Medicine, Inc. (b)	246	19,372
Four Corners Property Trust, Inc.	3,873	89,428
Fox Factory Holding Corp. (b)	593	20,696
Francesca’s Holdings Corp. (b)	282	1,354
Franklin Covey Co. (b)	228	6,133
Franklin Electric Co., Inc.	782	31,866
Franklin Financial Network, Inc. (b)	159	5,183
Franklin Resources, Inc.	9,084	315,033
Franklin Street Properties Corp.	6,921	58,206
Fred’s, Inc. Class A	900	2,691
Freeport-McMoRan, Inc. (b)	29,345	515,592
FreightCar America, Inc.	322	4,315
Freshpet, Inc. (b)	381	6,267
Front Yard Residential Corp.	794	7,980
Frontier Communications Corp. (a)	1,328	9,854
FRP Holdings, Inc. (b)	138	7,728
FTD Cos., Inc. (b)	440	1,602
FTI Consulting, Inc. (b)	645	31,224
FTS International, Inc. (b)	411	7,558
Fulton Financial Corp.	2,967	52,664
FutureFuel Corp.	539	6,463
G-III Apparel Group Ltd. (b)	736	27,732
G1 Therapeutics, Inc. (b)	204	7,558
Gaia, Inc. (b)	173	2,682
Gain Capital Holdings, Inc. (a)	338	2,282
GAMCO Investors, Inc. Class A	129	3,203
GameStop Corp. Class A (a)	2,033	25,656
Gaming and Leisure Properties, Inc.	13,894	465,032
Gaming Innovation Group, Inc. (b)	5,244	3,980
Gannett Co., Inc.	1,914	19,102
The Gap, Inc.	5,133	160,150
Gardner Denver Holdings, Inc. (b)	1,598	49,027
Gartner, Inc. (b)	1,897	223,125
Gastar Exploration, Inc. (a) (b)	4,148	2,832
GATX Corp.	653	44,724
GCI Liberty, Inc. Class A (b)	2,084	110,160

The accompanying notes are an integral part of the financial statements.

76

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GCP Applied Technologies, Inc. (b)	1,221	$35,470
Gencor Industries, Inc. (b)	219	3,526
Gener8 Maritime, Inc. (b)	1,018	5,752
Generac Holdings, Inc. (b)	1,044	47,930
General Cable Corp.	846	25,042
General Dynamics Corp.	7,064	1,560,438
General Electric Co.	190,480	2,567,670
General Mills, Inc.	15,709	707,848
General Motors Co.	36,243	1,317,071
Genesco, Inc. (b)	328	13,317
Genesee & Wyoming, Inc. Class A (b)	1,319	93,372
Genesis Healthcare, Inc. (a) (b)	1,140	1,721
Genie Energy Ltd. Class B	378	1,886
GenMark Diagnostics, Inc. (a) (b)	1,144	6,223
Genocea Biosciences, Inc. (a) (b)	743	780
Genomic Health, Inc. (b)	333	10,420
Gentex Corp.	6,113	140,721
Gentherm, Inc. (b)	614	20,845
Genuine Parts Co.	3,111	279,492
Genworth Financial, Inc. Class A (b)	8,534	24,151
The GEO Group, Inc.	2,083	42,639
Geospace Technologies Corp. (b)	354	3,494
German American Bancorp Inc.	337	11,239
Geron Corp. (a) (b)	2,509	10,663
Getty Realty Corp.	2,010	50,692
GGP, Inc.	42,719	874,031
Gibraltar Industries, Inc. (b)	538	18,211
Gilead Sciences, Inc.	35,960	2,711,024
Glacier Bancorp, Inc.	1,353	51,928
Gladstone Commercial Corp.	403	6,988
Glaukos Corp. (a) (b)	436	13,442
Global Blood Therapeutics, Inc. (b)	692	33,424
Global Brass & Copper Holdings, Inc.	359	12,009
Global Eagle Entertainment, Inc. (a) (b)	1,356	1,993
Global Medical REIT, Inc. (a)	349	2,426
Global Net Lease, Inc. (a)	4,325	73,006
Global Payments, Inc.	3,287	366,566
Global Water Resources, Inc.	56	502
Globalstar, Inc. (b)	9,502	6,533
Globus Medical, Inc. Class A (b)	1,206	60,083
Glu Mobile, Inc. (b)	2,140	8,068
GMS, Inc. (b)	565	17,266
GNC Holdings, Inc. Class A (a) (b)	1,458	5,628
GoDaddy, Inc. Class A (b)	2,722	167,185
Gogo, Inc. (a) (b)	964	8,319
Gold Resource Corp.	616	2,778
Golden Entertainment, Inc. (a) (b)	289	6,713
The Goldman Sachs Group, Inc.	9,725	2,449,338
The Goodyear Tire & Rubber Co.	5,333	141,751
GoPro, Inc. Class A (a) (b)	2,083	9,978
The Gorman-Rupp Co.	277	8,102
Government Properties Income Trust	6,328	86,440

	Number of Shares	Value
GP Strategies Corp. (b)	290	$6,569
Graco, Inc.	3,579	163,632
Graham Corp.	105	2,249
Graham Holdings Co. Class B	92	55,407
Gramercy Property Trust	10,354	224,992
Grand Canyon Education, Inc. (b)	805	84,461
Granite Construction, Inc.	670	37,426
Granite Point Mortgage Trust, Inc.	723	11,958
Graphic Packaging Holding Co.	6,710	102,998
Gray Television, Inc. (b)	1,384	17,577
Great Ajax Corp.	176	2,385
Great Lakes Dredge & Dock Corp. (b)	1,296	5,962
Great Plains Energy, Inc.	4,666	148,332
Great Southern Bancorp, Inc.	161	8,042
Great Western Bancorp, Inc.	1,009	40,632
Green Bancorp, Inc. (b)	335	7,454
Green Brick Partners, Inc. (b)	465	5,069
Green Dot Corp. Class A (b)	790	50,686
Green Plains, Inc.	647	10,870
The Greenbrier Cos., Inc. (a)	467	23,467
Greene County Bancorp, Inc. (a)	95	3,487
Greenhill & Co., Inc. (a)	419	7,752
Greif, Inc. Class A	443	23,147
Greif, Inc. Class B	73	4,252
Griffon Corp.	480	8,760
Group 1 Automotive, Inc.	340	22,216
Groupon, Inc. (b)	5,813	25,228
GrubHub, Inc. (a) (b)	1,464	148,552
GSI Technology, Inc. (b)	385	2,853
GTT Communications, Inc. (b)	530	30,051
Guaranty Bancorp	389	11,028
Guaranty Bancshares, Inc.	126	4,197
Guess?, Inc.	1,022	21,196
Guidewire Software, Inc. (b)	1,636	132,238
Gulf Island Fabrication, Inc.	366	2,599
Gulfport Energy Corp. (b)	3,259	31,449
H&E Equipment Services, Inc.	534	20,554
H&R Block, Inc.	4,478	113,786
H.B. Fuller Co.	863	42,917
The Habit Restaurants, Inc. Class A (b)	166	1,461
The Hackett Group, Inc.	320	5,139
Haemonetics Corp. (b)	911	66,649
The Hain Celestial Group, Inc. (b)	2,199	70,522
Halcon Resources Corp. (b)	2,166	10,548
Hallador Energy Co.	436	2,995
Halliburton Co.	23,921	1,122,852
Hallmark Financial Services, Inc. (b)	399	3,559
Halozyme Therapeutics, Inc. (b)	2,031	39,787
Halyard Health, Inc. (b)	804	37,048
Hamilton Beach Brands Holding Co. Class A	43	912
Hamilton Lane, Inc. Class A	233	8,675
Hancock Holding Co.	1,452	75,068

The accompanying notes are an integral part of the financial statements.

77

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hanesbrands, Inc. (a)	7,846	$144,523
Hanmi Financial Corp.	518	15,928
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	836	16,302
The Hanover Insurance Group, Inc.	919	108,341
HarborOne Bancorp, Inc. (b)	175	3,091
Hardinge, Inc.	132	2,418
Harley-Davidson, Inc.	3,641	156,126
Harmonic, Inc. (b)	1,731	6,578
Harris Corp.	2,581	416,264
Harsco Corp. (b)	1,358	28,043
The Hartford Financial Services Group, Inc.	7,689	396,137
Hasbro, Inc.	2,458	207,209
Haverty Furniture Cos., Inc.	273	5,501
Hawaiian Electric Industries, Inc.	2,343	80,552
Hawaiian Holdings, Inc.	886	34,288
Hawaiian Telcom Holdco, Inc. (b)	44	1,174
Hawkins, Inc.	131	4,605
Haynes International, Inc.	193	7,162
HC2 Holdings, Inc. (b)	983	5,171
HCA Healthcare, Inc.	7,798	756,406
HCI Group, Inc.	153	5,838
HCP, Inc.	32,502	755,021
HD Supply Holdings, Inc. (b)	4,042	153,353
Health Insurance Innovations, Inc. Class A (b)	237	6,849
Healthcare Realty Trust, Inc.	7,923	219,546
Healthcare Services Group, Inc.	1,217	52,915
Healthcare Trust of America, Inc. Class A	14,001	370,326
HealthEquity, Inc. (b)	853	51,641
HealthStream, Inc.	432	10,727
Heartland Express, Inc.	787	14,158
Heartland Financial USA, Inc.	417	22,122
Hecla Mining Co.	6,620	24,295
HEICO Corp.	687	59,638
HEICO Corp. Class A	1,302	92,377
Heidrick & Struggles International, Inc.	293	9,156
Helix Energy Solutions Group, Inc. (b)	2,327	13,473
Helmerich & Payne, Inc.	2,292	152,556
Hemisphere Media Group, Inc. (b)	136	1,530
Henry Schein, Inc. (b)	3,421	229,925
Herc Holdings, Inc. (b)	411	26,694
Heritage Commerce Corp.	559	9,212
Heritage Financial Corp.	491	15,025
Heritage Insurance Holdings, Inc. (a)	353	5,351
Heritage-Crystal Clean, Inc. (b)	314	7,395
Herman Miller, Inc.	1,016	32,461
Heron Therapeutics, Inc. (b)	926	25,558
Hersha Hospitality Trust (a)	2,442	43,712
The Hershey Co.	2,981	295,000
Hertz Global Holdings, Inc. (a) (b)	929	18,441

	Number of Shares	Value
Heska Corp. (b)	108	$8,540
Hess Corp.	6,124	309,997
Hewlett Packard Enterprise Co.	43,290	759,307
Hexcel Corp.	1,933	124,852
HFF, Inc. Class A	630	31,311
Hibbett Sports, Inc. (b)	348	8,335
HighPoint Resources Corp. (b)	1,787	9,078
Highwoods Properties, Inc.	7,027	307,923
Hill International, Inc. (b)	324	1,847
Hill-Rom Holdings, Inc.	1,422	123,714
Hillenbrand, Inc.	1,084	49,756
Hilltop Holdings, Inc.	1,249	29,302
Hilton Grand Vacations, Inc. (b)	1,975	84,964
Hilton Worldwide Holdings, Inc.	4,646	365,919
Hingham Institution for Savings	24	4,944
HMS Holdings Corp. (b)	1,436	24,182
HNI Corp.	732	26,418
HollyFrontier Corp.	3,834	187,329
Hologic, Inc. (b)	6,036	225,505
Home Bancorp Inc.	122	5,267
Home BancShares, Inc.	2,688	61,313
The Home Depot, Inc.	25,841	4,605,900
HomeStreet, Inc. (b)	459	13,150
HomeTrust Bancshares, Inc. (b)	244	6,356
Honeywell International, Inc.	16,457	2,378,201
Hooker Furniture Corp.	174	6,386
Hope Bancorp, Inc.	2,217	40,327
Horace Mann Educators Corp.	696	29,754
Horizon Bancorp	366	10,984
Horizon Global Corp. (b)	288	2,373
Hormel Foods Corp.	5,832	200,154
Hortonworks, Inc. (b)	851	17,335
Hospitality Properties Trust	11,184	283,403
Host Hotels & Resorts, Inc.	50,578	942,774
Hostess Brands, Inc. (b)	1,361	20,129
Houghton Mifflin Harcourt Co. (b)	1,746	12,135
Houlihan Lokey, Inc.	463	20,650
Hovnanian Enterprises, Inc. Class A (b)	2,786	5,098
Howard Bancorp, Inc. (b)	222	4,396
The Howard Hughes Corp. (b)	792	110,191
HP, Inc.	45,481	996,944
HRG Group, Inc. (b)	2,018	33,277
Hub Group, Inc. Class A (b)	553	23,143
Hubbell, Inc.	1,181	143,822
HubSpot, Inc. (b)	581	62,922
Hudson Pacific Properties, Inc.	10,751	349,730
Hudson Technologies, Inc. (a) (b)	331	1,635
Humana, Inc.	3,794	1,019,941
Huntington Bancshares, Inc.	23,083	348,553
Huntington Ingalls Industries, Inc.	966	248,996
Huntsman Corp.	4,343	127,033
Hurco Cos., Inc.	137	6,288

The accompanying notes are an integral part of the financial statements.

78

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Huron Consulting Group, Inc. (b)	364	$13,868
Huttig Building Products, Inc. (a) (b)	583	3,049
Hyatt Hotels Corp. Class A	993	75,726
Hyster-Yale Materials Handling, Inc.	173	12,098
IAC/InterActiveCorp (b)	1,511	236,290
IBERIABANK Corp.	871	67,938
ICF International, Inc.	298	17,418
Iconix Brand Group, Inc. (b)	1,355	1,504
ICU Medical, Inc. (b)	258	65,119
IDACORP, Inc.	866	76,442
Idera Pharmaceuticals, Inc. (b)	2,874	5,288
IDEX Corp.	1,656	235,997
IDEXX Laboratories, Inc. (b)	1,888	361,344
IDT Corp. Class B	161	1,009
IES Holdings, Inc. (b)	233	3,530
II-VI, Inc. (b)	1,032	42,209
ILG, Inc.	1,816	56,496
Illinois Tool Works, Inc.	8,417	1,318,607
Illumina, Inc. (b)	3,157	746,378
Immersion Corp. (a) (b)	605	7,230
Immune Design Corp. (b)	454	1,498
ImmunoGen, Inc. (b)	1,604	16,874
Immunomedics, Inc. (a) (b)	1,736	25,363
Impac Mortgage Holdings, Inc. (a) (b)	288	2,275
Impax Laboratories, Inc. (b)	1,246	24,235
Imperva, Inc. (b)	576	24,941
Impinj, Inc. (a) (b)	240	3,125
Incyte Corp. (b)	3,759	313,237
Independence Contract Drilling, Inc. (b)	878	3,319
Independence Holding Co.	73	2,602
Independence Realty Trust, Inc.	1,303	11,962
Independent Bank Corp.	456	32,627
Independent Bank Corp.	311	7,122
Independent Bank Group, Inc.	347	24,533
Industrial Logistics Properties Trust (b)	333	6,773
Infinera Corp. (b)	2,462	26,737
Infinity Property & Casualty Corp.	180	21,312
Information Services Group, Inc. (b)	927	3,875
InfraREIT, Inc. (b)	803	15,602
Ingevity Corp. (b)	724	53,352
Ingles Markets, Inc. Class A	233	7,887
Ingredion, Inc.	1,546	199,310
InnerWorkings, Inc. (b)	703	6,362
Innophos Holdings, Inc.	325	13,068
Innospec, Inc.	404	27,714
Innoviva, Inc. (b)	1,282	21,371
Inogen, Inc. (b)	291	35,746
Inovalon Holdings, Inc. Class A (b)	983	10,420
Inovio Pharmaceuticals, Inc. (a) (b)	991	4,668
Inphi Corp. (a) (b)	714	21,491
Insight Enterprises, Inc. (b)	603	21,063

	Number of Shares	Value
Insmed, Inc. (b)	1,299	$29,253
Insperity, Inc.	621	43,191
Installed Building Products, Inc. (b)	369	22,158
Insteel Industries, Inc.	304	8,400
Instructure, Inc. (b)	363	15,300
Insulet Corp. (b)	993	86,073
Insys Therapeutics, Inc. (b)	632	3,817
Integer Holdings Corp. (b)	530	29,971
Integra LifeSciences Holdings Corp. (b)	1,087	60,155
Integrated Device Technology, Inc. (b)	2,287	69,891
Intel Corp.	103,286	5,379,135
Intellia Therapeutics, Inc. (b)	273	5,758
Inter Parfums, Inc.	287	13,532
Interactive Brokers Group, Inc. Class A	1,501	100,927
Intercept Pharmaceuticals, Inc. (a) (b)	415	25,531
Intercontinental Exchange, Inc.	15,883	1,151,835
InterDigital, Inc.	592	43,571
Interface, Inc.	1,012	25,502
Internap Corp. (b)	223	2,453
International Bancshares Corp.	939	36,527
International Business Machines Corp.	18,551	2,846,280
International Flavors & Fragrances, Inc.	1,712	234,390
International Paper Co.	8,929	477,076
International Speedway Corp. Class A	409	18,037
The Interpublic Group of Cos., Inc.	8,393	193,291
Intersect ENT, Inc. (b)	451	17,724
Intevac, Inc. (b)	500	3,450
INTL. FCStone, Inc. (b)	267	11,396
Intra-Cellular Therapies, Inc. (b)	745	15,682
Intrepid Potash, Inc. (b)	1,269	4,619
Intrexon Corp. (a) (b)	1,150	17,629
Intuit, Inc.	6,717	1,164,392
Intuitive Surgical, Inc. (b)	3,069	1,266,975
Invacare Corp.	515	8,961
Invesco Mortgage Capital, Inc.	1,809	29,631
Investar Holding Corp.	79	2,042
Investment Technology Group, Inc.	556	10,975
Investors Bancorp, Inc.	4,215	57,493
Investors Real Estate Trust	7,765	40,300
Investors Title Co.	32	6,397
Invitae Corp. (a) (b)	594	2,786
Invitation Homes, Inc.	20,253	462,376
Ionis Pharmaceuticals, Inc. (b)	2,668	117,605
Iovance Biotherapeutics, Inc. (b)	1,246	21,057
IPG Photonics Corp. (b)	777	181,336
IQVIA Holdings, Inc. (b)	3,454	338,872
iRhythm Technologies, Inc. (b)	243	15,297
Iridium Communications, Inc. (a) (b)	1,412	15,885
iRobot Corp. (a) (b)	451	28,950
Iron Mountain, Inc.	5,992	196,897

The accompanying notes are an integral part of the financial statements.

79

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ironwood Pharmaceuticals, Inc. (b)	2,287	$35,288
Isramco, Inc. (b)	23	2,387
iStar, Inc. (b)	1,102	11,207
Iteris, Inc. (b)	634	3,145
Itron, Inc. (b)	583	41,714
ITT, Inc.	1,917	93,895
J Alexander’s Holdings, Inc. (b)	59	676
J&J Snack Foods Corp.	259	35,369
J. Jill, Inc. (b)	307	1,357
J.B. Hunt Transport Services, Inc.	1,877	219,891
The J.M. Smucker Co.	2,377	294,772
j2 Global, Inc.	796	62,820
Jabil, Inc.	3,727	107,077
Jack Henry & Associates, Inc.	1,680	203,196
Jack in the Box, Inc.	509	43,433
Jacobs Engineering Group, Inc.	2,681	158,581
Jagged Peak Energy, Inc. (a) (b)	910	12,858
JBG SMITH Properties	5,944	200,372
JC Penney Co., Inc. (a) (b)	5,261	15,888
JELD-WEN Holding, Inc. (b)	1,152	35,274
Jernigan Capital, Inc. (a)	244	4,416
JetBlue Airways Corp. (b)	6,939	141,000
John B Sanfilippo & Son, Inc.	144	8,333
John Bean Technologies Corp.	534	60,556
John Wiley & Sons, Inc. Class A	961	61,216
Johnson & Johnson	59,096	7,573,152
Johnson Outdoors, Inc. Class A	100	6,200
Jones Energy, Inc. Class A (a) (b)	1,221	977
Jones Lang LaSalle, Inc.	977	170,623
Jounce Therapeutics, Inc. (b)	300	6,705
JP Morgan Chase & Co.	75,687	8,323,299
Juniper Networks, Inc.	7,946	193,326
K12, Inc. (b)	641	9,089
K2M Group Holdings, Inc. (b)	694	13,151
Kadant, Inc.	183	17,293
Kaiser Aluminum Corp.	279	28,151
Kala Pharmaceuticals, Inc. (a) (b)	212	3,356
Kaman Corp.	464	28,824
Kansas City Southern	2,237	245,734
KapStone Paper and Packaging Corp.	1,475	50,607
KAR Auction Services, Inc.	2,921	158,318
Karyopharm Therapeutics, Inc. (b)	524	7,032
KB Home	1,466	41,708
KBR, Inc.	2,388	38,662
Keane Group, Inc. (b)	956	14,149
Kearny Financial Corp.	1,379	17,927
Kellogg Co.	5,289	343,838
Kelly Services, Inc. Class A	512	14,868
KEMET Corp. (b)	943	17,097
Kemper Corp.	677	38,589
Kennametal, Inc.	1,372	55,100
Kennedy-Wilson Holdings, Inc.	7,958	138,469
Keryx Biopharmaceuticals, Inc. (a) (b)	1,835	7,505

	Number of Shares	Value
Key Energy Services, Inc. (b)	263	$3,082
KeyCorp	23,217	453,892
Keysight Technologies, Inc. (b)	3,993	209,193
The KeyW Holding Corp. (a) (b)	710	5,581
Kforce, Inc.	388	10,495
Kilroy Realty Corp.	6,665	472,948
Kimball Electronics, Inc. (b)	419	6,767
Kimball International, Inc. Class B	584	9,951
Kimberly-Clark Corp.	9,672	1,065,177
Kimco Realty Corp.	28,548	411,091
Kinder Morgan, Inc.	52,540	791,252
Kindred Biosciences, Inc. (b)	564	4,879
Kindred Healthcare, Inc.	1,453	13,295
Kingstone Cos., Inc.	80	1,344
Kinsale Capital Group, Inc.	240	12,319
Kirby Corp. (b)	1,153	88,723
Kirkland’s, Inc. (b)	415	4,021
Kite Realty Group Trust	5,193	79,089
KKR Real Estate Finance Trust, Inc. (a)	275	5,517
KLA-Tencor Corp.	3,398	370,416
KLX, Inc. (b)	879	62,462
KMG Chemicals, Inc.	222	13,309
Knight-Swift Transportation Holdings, Inc.	2,140	98,461
Knoll, Inc.	810	16,354
Knowles Corp. (b)	1,487	18,721
Kohl’s Corp.	3,633	237,998
Kopin Corp. (a) (b)	726	2,265
Koppers Holdings, Inc. (b)	348	14,303
Korn/Ferry International	904	46,637
The Kraft Heinz Co.	13,160	819,736
Kraton Corp. (b)	509	24,284
Kratos Defense & Security Solutions, Inc. (b)	1,434	14,756
The Kroger Co.	24,280	581,263
Kronos Worldwide, Inc.	385	8,701
Kura Oncology, Inc. (b)	382	7,163
KVH Industries, Inc. (b)	427	4,419
L Brands, Inc.	5,199	198,654
L3 Technologies, Inc.	1,680	349,440
La Jolla Pharmaceutical Co. (a) (b)	293	8,726
La Quinta Holdings, Inc. (b)	1,403	26,531
La-Z-Boy, Inc.	823	24,649
Laboratory Corp. of America Holdings (b)	2,211	357,629
Ladder Capital Corp.	1,352	20,388
Ladenburg Thalmann Financial Services, Inc.	2,086	6,821
Lakeland Bancorp, Inc.	715	14,193
Lakeland Financial Corp.	401	18,538
Lam Research Corp.	3,532	717,561
Lamar Advertising Co. Class A	1,791	114,015

The accompanying notes are an integral part of the financial statements.

80

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lamb Weston Holdings, Inc.	3,171	$184,616
Lancaster Colony Corp.	323	39,774
Landec Corp. (b)	554	7,230
Lands’ End, Inc. (b)	308	7,192
Landstar System, Inc.	905	99,233
Lannett Co., Inc. (b)	484	7,768
Lantheus Holdings, Inc. (b)	471	7,489
Laredo Petroleum, Inc. (b)	3,647	31,765
Las Vegas Sands Corp.	9,974	717,131
LaSalle Hotel Properties	7,441	215,863
Lattice Semiconductor Corp. (b)	2,043	11,380
Laureate Education, Inc. Class A (b)	937	12,884
Lawson Products, Inc. (b)	154	3,889
Layne Christensen Co. (b)	273	4,073
LB Foster Co. Class A (b)	210	4,946
LCI Industries	412	42,910
LCNB Corp.	244	4,636
Leaf Group Ltd. (b)	331	2,334
Lear Corp.	1,447	269,272
LegacyTexas Financial Group, Inc.	802	34,342
Legg Mason, Inc.	1,790	72,763
Leggett & Platt, Inc.	2,855	126,648
Leidos Holdings, Inc.	3,078	201,301
LeMaitre Vascular, Inc.	248	8,985
LendingClub Corp. (b)	5,541	19,393
LendingTree, Inc. (b)	109	35,768
Lennar Corp. Class A	5,542	326,645
Lennar Corp. Class B	338	16,119
Lennox International, Inc.	829	169,423
Leucadia National Corp.	7,009	159,315
Lexicon Pharmaceuticals, Inc. (a) (b)	678	5,810
Lexington Realty Trust	14,513	114,217
LGI Homes, Inc. (a) (b)	296	20,889
LHC Group, Inc. (b)	273	16,806
Libbey, Inc.	589	2,880
Liberty Broadband Corp. Class A (b)	577	48,930
Liberty Broadband Corp. Class C (b)	2,251	192,888
Liberty Expedia Holdings, Inc. Class A (b)	1,215	47,725
Liberty Media Corp-Liberty Braves Class A (b)	118	2,682
Liberty Media Corp-Liberty Braves Class C (b)	573	13,076
Liberty Media Corp-Liberty Formula One Class A (b)	500	14,645
Liberty Media Corp-Liberty Formula One Class C (b)	4,042	124,696
Liberty Media Corp-Liberty SiriusXM Class A (b)	1,926	79,159
Liberty Media Corp-Liberty SiriusXM Class C (b)	3,871	158,130
Liberty Oilfield Services, Inc. (a) (b)	280	4,729
Liberty Property Trust	10,137	402,743

	Number of Shares	Value
Liberty Tax, Inc.	205	$2,071
Liberty TripAdvisor Holdings, Inc. Class A (b)	1,280	13,760
Life Storage, Inc.	3,152	263,255
LifePoint Health, Inc. (b)	819	38,493
Lifetime Brands, Inc.	158	1,959
Lifeway Foods, Inc. (b)	81	485
Ligand Pharmaceuticals, Inc. (b)	351	57,971
Lilis Energy, Inc. (b)	1,113	4,419
Limelight Networks, Inc. (b)	1,430	5,877
Limoneira Co.	167	3,963
Lincoln Electric Holdings, Inc.	1,271	114,326
Lincoln National Corp.	4,733	345,793
Lindblad Expeditions Holdings, Inc. (b)	460	4,724
Lindsay Corp.	177	16,185
Liquidity Services, Inc. (b)	235	1,528
Lithia Motors, Inc. Class A	403	40,510
Littelfuse, Inc.	411	85,562
Live Nation Entertainment, Inc. (b)	2,902	122,290
Live Oak Bancshares, Inc.	350	9,730
LivePerson, Inc. (b)	934	15,271
LKQ Corp. (b)	6,640	251,988
Lockheed Martin Corp.	6,832	2,308,738
Loews Corp.	5,943	295,545
LogMeIn, Inc.	1,122	129,647
Loral Space & Communications, Inc. (b)	209	8,705
Louisiana-Pacific Corp.	2,478	71,292
Lowe’s Cos., Inc.	23,036	2,021,409
Loxo Oncology, Inc. (b)	389	44,879
LPL Financial Holdings, Inc.	1,909	116,583
LSB Industries, Inc. (a) (b)	573	3,512
LSC Communications, Inc.	531	9,266
LSI Industries, Inc.	221	1,792
LTC Properties, Inc.	2,480	94,240
Lululemon Athletica, Inc. (b)	2,065	184,033
Lumber Liquidators Holdings, Inc. (a) (b)	444	10,620
Lumentum Holdings, Inc. (a) (b)	1,052	67,118
Luminex Corp.	703	14,812
Luther Burbank Corp.	279	3,351
Lydall, Inc. (b)	275	13,269
M&T Bank Corp.	3,067	565,432
M.D.C. Holdings, Inc.	781	21,806
M/I Homes, Inc. (b)	456	14,524
Macatawa Bank Corp.	507	5,207
The Macerich Co.	9,454	529,613
Mack-Cali Realty Corp.	5,935	99,174
MACOM Technology Solutions Holdings, Inc. (a) (b)	688	11,421
Macquarie Infrastructure Corp.	1,731	63,926
MacroGenics, Inc. (b)	568	14,291

The accompanying notes are an integral part of the financial statements.

81

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Macy’s, Inc.	6,601	$196,314
The Madison Square Garden Co. Class A (b)	399	98,074
Madrigal Pharmaceuticals, Inc. (b)	94	10,978
Magellan Health, Inc. (b)	415	44,446
MainSource Financial Group, Inc.	405	16,463
Malibu Boats, Inc. Class A (b)	312	10,362
Malvern Bancorp, Inc. (b)	170	4,420
Mammoth Energy Services, Inc. (b)	80	2,565
Manhattan Associates, Inc. (b)	1,491	62,443
The Manitowoc Co., Inc. (b)	541	15,397
ManpowerGroup, Inc.	1,451	167,010
ManTech International Corp. Class A	439	24,351
Marathon Oil Corp.	18,374	296,373
Marathon Petroleum Corp.	10,502	767,801
Marcus & Millichap, Inc. (b)	271	9,772
The Marcus Corp.	297	9,014
Marine Products Corp.	185	2,592
MarineMax, Inc. (b)	385	7,488
Markel Corp. (b)	295	345,224
MarketAxess Holdings, Inc.	793	172,430
Marlin Business Services Corp.	110	3,119
Marriott International, Inc. Class A	8,405	1,142,912
Marriott Vacations Worldwide Corp.	366	48,751
Marsh & McLennan Cos., Inc.	14,059	1,161,133
Marten Transport Ltd.	639	14,569
Martin Marietta Materials, Inc.	1,359	281,721
Masco Corp.	6,806	275,235
Masimo Corp. (b)	770	67,721
MasTec, Inc. (b)	1,129	53,119
Mastercard, Inc. Class A	20,311	3,557,675
Matador Resources Co. (b)	1,630	48,753
Match Group, Inc. (a) (b)	719	31,952
Materion Corp.	334	17,051
Matinas BioPharma Holdings, Inc. (a) (b)	1,201	919
Matrix Service Co. (b)	425	5,823
Matson, Inc.	723	20,707
Mattel, Inc. (a)	7,418	97,547
Matthews International Corp. Class A	530	26,818
Maui Land & Pineapple Co., Inc. (b)	181	2,109
Maxim Integrated Products, Inc.	6,093	366,920
MAXIMUS, Inc.	1,104	73,681
MaxLinear, Inc. (b)	1,044	23,751
Maxwell Technologies, Inc. (a) (b)	398	2,360
MB Financial, Inc.	1,389	56,227
MBIA, Inc. (a) (b)	1,691	15,659
MBT Financial Corp.	160	1,720
MCBC Holdings, Inc. (b)	283	7,132
McCormick & Co., Inc.	2,601	276,720
McDonald’s Corp.	17,488	2,734,773
McGrath RentCorp	393	21,100
McKesson Corp.	5,699	802,818

	Number of Shares	Value
MDU Resources Group, Inc.	4,198	$118,216
MedEquities Realty Trust, Inc.	347	3,647
Medical Properties Trust, Inc.	24,980	324,740
The Medicines Co. (a) (b)	1,173	38,639
MediciNova, Inc. (b)	555	5,672
Medidata Solutions, Inc. (b)	963	60,486
Medifast, Inc.	180	16,821
Medley Management, Inc. Class A	156	889
MEDNAX, Inc. (b)	1,970	109,591
Medpace Holdings, Inc. (b)	161	5,621
The Meet Group, Inc. (b)	1,849	3,864
Melinta Therapeutics, Inc. (a) (b)	254	1,880
Menlo Therapeutics, Inc. (b)	111	4,171
Mercantile Bank Corp.	246	8,180
Merchants Bancorp	83	1,785
Merck & Co., Inc.	59,995	3,267,928
Mercury General Corp.	568	26,054
Mercury Systems, Inc. (b)	790	38,173
Meredith Corp.	679	36,530
Meridian Bancorp, Inc.	815	16,422
Meridian Bioscience, Inc.	704	9,997
Merit Medical Systems, Inc. (b)	831	37,686
Meritage Home Corp. (b)	666	30,136
Meritor, Inc. (b)	1,431	29,421
Merrimack Pharmaceuticals, Inc.	339	2,729
Mersana Therapeutics, Inc. (a) (b)	210	3,312
Mesa Laboratories, Inc.	65	9,649
Meta Financial Group, Inc.	152	16,598
Methode Electronics, Inc.	607	23,734
MetLife, Inc.	25,005	1,147,479
Metropolitan Bank Holding Corp. (b)	29	1,221
Mettler-Toledo International, Inc. (b)	541	311,091
MFA Financial, Inc.	8,583	64,630
MGE Energy, Inc.	584	32,762
MGIC Investment Corp. (b)	6,350	82,550
MGM Resorts International	10,813	378,671
MGP Ingredients, Inc.	218	19,531
The Michaels Cos., Inc. (b)	2,436	48,014
Microchip Technology, Inc.	4,937	451,044
Micron Technology, Inc. (b)	30,130	1,570,978
Microsemi Corp. (b)	2,540	164,389
Microsoft Corp.	164,360	15,001,137
MicroStrategy, Inc. Class A (b)	162	20,896
MicroVision, Inc. (a) (b)	1,796	2,029
Mid-America Apartment Communities, Inc.	7,840	715,322
The Middleby Corp. (b)	1,189	147,186
Middlefield Banc Corp.	70	3,437
Middlesex Water Co.	246	9,028
Midland States Bancorp, Inc.	242	7,638
MidSouth Bancorp, Inc.	239	3,023
Midstates Petroleum Co., Inc. (b)	297	3,959
MidWestOne Financial Group, Inc.	145	4,827

The accompanying notes are an integral part of the financial statements.

82

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Milacron Holdings Corp. (b)	1,168	$23,524
Miller Industries, Inc.	238	5,950
MiMedx Group, Inc. (a) (b)	1,761	12,274
MINDBODY, Inc. Class A (b)	728	28,319
Minerals Technologies, Inc.	597	39,969
Minerva Neurosciences, Inc. (b)	640	4,000
Miragen Therapeutics, Inc. (b)	333	2,334
Mistras Group, Inc. (b)	215	4,072
Mitek Systems, Inc. (b)	388	2,871
MKS Instruments, Inc.	921	106,514
Mobile Mini, Inc.	737	32,059
MobileIron, Inc. (b)	701	3,470
Model N, Inc. (b)	489	8,826
Modine Manufacturing Co. (b)	837	17,703
Moelis & Co.Class A	545	27,713
Mohawk Industries, Inc. (b)	1,341	311,407
Molina Healthcare, Inc. (b)	800	64,944
Molson Coors Brewing Co. Class B	3,739	281,659
Momenta Pharmaceuticals, Inc. (b)	1,279	23,214
Monarch Casino & Resort, Inc. (b)	222	9,388
Mondelez International, Inc. Class A	39,729	1,657,891
MoneyGram International, Inc. (b)	375	3,233
Monmouth Real Estate Investment Corp.	4,610	69,334
Monolithic Power Systems, Inc.	683	79,071
Monotype Imaging Holdings, Inc.	701	15,737
Monro, Inc.	542	29,051
Monsanto Co.	12,106	1,412,649
Monster Beverage Corp. (b)	11,412	652,881
Moody’s Corp.	3,604	581,325
Moog, Inc. Class A (b)	537	44,254
Morgan Stanley	35,278	1,903,601
Morningstar, Inc.	418	39,927
The Mosaic Co.	7,600	184,528
Motorcar Parts of America, Inc. (b)	307	6,579
Motorola Solutions, Inc.	3,541	372,867
Movado Group, Inc.	246	9,446
MRC Global, Inc. (b)	1,511	24,841
MSA Safety, Inc.	566	47,114
MSC Industrial Direct Co., Inc. Class A	940	86,207
MSCI, Inc.	1,925	287,730
MSG Networks, Inc. Class A (b)	1,025	23,165
MTGE Investment Corp.	746	13,353
MTS Systems Corp.	283	14,617
Mueller Industries, Inc.	963	25,192
Mueller Water Products, Inc. Class A	2,624	28,523
MuleSoft, Inc. Class A (b)	415	18,252
Multi-Color Corp.	230	15,192
Murphy Oil Corp.	3,519	90,931
Murphy USA, Inc. (b)	725	52,780
MutualFirst Financial, Inc.	70	2,538
Myers Industries, Inc.	376	7,952

	Number of Shares	Value
MyoKardia, Inc. (b)	333	$16,250
MYR Group, Inc. (b)	252	7,767
Myriad Genetics, Inc. (b)	1,113	32,889
NACCO Industries, Inc. Class A	95	3,121
Nanometrics, Inc. (b)	394	10,599
NanoString Technologies, Inc. (b)	469	3,522
NantHealth, Inc. (a) (b)	332	1,013
NantKwest, Inc. (b)	652	2,536
Napco Security Technologies, Inc. (b)	334	3,908
Nasdaq, Inc.	2,468	212,791
Natera, Inc. (b)	416	3,856
Nathan’s Famous, Inc.	43	3,178
National Bank Holdings Corp. Class A	402	13,367
National Bankshares, Inc.	140	6,307
National Beverage Corp.	200	17,804
National CineMedia, Inc.	874	4,536
National Commerce Corp. (b)	167	7,273
National Fuel Gas Co.	1,734	89,214
National General Holdings Corp.	825	20,056
National Health Investors, Inc.	2,595	174,618
National HealthCare Corp.	194	11,568
National Instruments Corp.	2,303	116,463
National Oilwell Varco, Inc.	8,223	302,689
National Presto Industries, Inc. (a)	78	7,313
National Research Corp. Class A	122	3,569
National Retail Properties, Inc.	10,518	412,937
National Storage Affiliates Trust	3,265	81,886
National Vision Holdings, Inc. (b)	517	16,704
National Western Life Group, Inc. Class A	37	11,281
Nationstar Mortgage Holdings, Inc. (b)	494	8,872
Natural Gas Services Group, Inc. (b)	273	6,511
Natural Grocers by Vitamin Cottage, Inc. (b)	263	1,883
Natural Health Trends Corp. (a)	201	3,821
Nature’s Sunshine Products, Inc.	260	2,860
Natus Medical, Inc. (b)	522	17,565
Nautilus, Inc. (b)	408	5,488
Navient Corp.	5,635	73,931
Navigant Consulting, Inc. (b)	766	14,738
The Navigators Group, Inc.	343	19,774
Navios Maritime Acquisition Corp. (a)	15	13
Navistar International Corp. (b)	845	29,550
NBT Bancorp, Inc.	712	25,262
NCI Building Systems, Inc. (b)	680	12,036
NCR Corp. (b)	2,604	82,078
NCS Multistage Holdings, Inc. (b)	293	4,395
Neenah, Inc.	279	21,874
Nektar Therapeutics (b)	2,554	271,388
Nelnet, Inc. Class A	322	16,876
Neogen Corp. (b)	845	56,607
NeoGenomics, Inc. (a) (b)	814	6,642
NeoPhotonics Corp. (a) (b)	343	2,350

The accompanying notes are an integral part of the financial statements.

83

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Neos Therapeutics, Inc. (a) (b)	510	$4,233
NetApp, Inc.	5,796	357,555
Netflix, Inc. (b)	11,338	3,348,678
NETGEAR, Inc. (b)	532	30,430
NetScout Systems, Inc. (b)	1,439	37,918
Neurocrine Biosciences, Inc. (b)	1,889	156,655
Nevro Corp. (b)	471	40,822
The New Home Co., Inc. (b)	59	654
New Jersey Resources Corp.	1,472	59,027
New Media Investment Group, Inc.	871	14,929
New Relic, Inc. (b)	524	38,839
New Residential Investment Corp.	7,178	118,078
New Senior Investment Group, Inc.	5,277	43,166
New York Community Bancorp, Inc.	10,305	134,274
New York Mortgage Trust, Inc. (a)	1,811	10,739
The New York Times Co. Class A	2,149	51,791
Newell Brands, Inc.	10,547	268,738
Newfield Exploration Co. (b)	4,299	104,982
NewLink Genetics Corp. (a) (b)	576	4,176
Newmark Group, Inc. (b)	391	5,939
NewMarket Corp.	160	64,269
Newmont Mining Corp.	11,576	452,274
Newpark Resources, Inc. (b)	1,357	10,992
News Corp. Class A	8,261	130,524
News Corp. Class B	2,667	42,939
Nexeo Solutions, Inc. (b)	336	3,595
NexPoint Residential Trust, Inc.	265	6,583
Nexstar Media Group, Inc. Class A	751	49,941
NextEra Energy, Inc.	12,929	2,111,694
NI Holdings, Inc. (b)	254	4,242
NIC, Inc.	1,095	14,564
Nicolet Bankshares, Inc. (b)	132	7,269
NIKE, Inc. Class B	36,009	2,392,438
Nine Energy Service, Inc. (b)	157	3,823
NiSource, Inc.	7,291	174,328
NL Industries, Inc. (b)	142	1,115
NMI Holdings, Inc. Class A (b)	967	16,004
NN, Inc.	452	10,848
Noble Energy, Inc.	10,416	315,605
Noodles & Co. (b)	326	2,461
Nordson Corp.	1,245	169,743
Nordstrom, Inc.	2,525	122,235
Norfolk Southern Corp.	7,838	1,064,244
Northeast Bancorp	195	3,998
Northern Trust Corp.	4,528	466,973
Northfield Bancorp, Inc.	801	12,504
Northrim BanCorp, Inc.	90	3,110
Northrop Grumman Corp.	4,457	1,556,028
NorthStar Realty Europe Corp.	871	11,340
Northwest Bancshares, Inc.	1,675	27,738
Northwest Natural Gas Co.	479	27,614
Northwest Pipe Co. (b)	250	4,325
NorthWestern Corp.	844	45,407

	Number of Shares	Value
Norwood Financial Corp. (a)	142	$4,273
Novavax, Inc. (a) (b)	5,031	10,565
NOW, Inc. (a) (b)	1,804	18,437
NRG Energy, Inc.	6,476	197,712
NRG Yield, Inc. Class A	596	9,798
NRG Yield, Inc. Class C	1,112	18,904
Nu Skin Enterprises, Inc. Class A	1,115	82,187
Nuance Communications, Inc. (b)	6,203	97,697
Nucor Corp.	6,917	422,560
Nutanix, Inc. Class A (b)	1,888	92,720
Nutrisystem, Inc.	510	13,745
NuVasive, Inc. (b)	868	45,318
NV5 Global, Inc. (b)	110	6,133
NVE Corp.	67	5,568
NVIDIA Corp.	16,014	3,708,682
NVR, Inc. (b)	71	198,800
NxStage Medical, Inc. (b)	1,113	27,669
O’Reilly Automotive, Inc. (b)	1,808	447,263
Oasis Petroleum, Inc. (b)	4,513	36,555
Obalon Therapeutics, Inc. (a) (b)	237	813
Occidental Petroleum Corp.	21,109	1,371,241
Oceaneering International, Inc.	2,149	39,842
OceanFirst Financial Corp.	736	19,688
Oclaro, Inc. (b)	2,817	26,931
Ocular Therapeutix, Inc. (a) (b)	595	3,873
Ocwen Financial Corp. (b)	2,050	8,446
Odonate Therapeutics, Inc. (b)	140	2,965
Office Depot, Inc.	8,728	18,765
OGE Energy Corp.	4,314	141,370
Ohio Valley Banc Corp.	111	4,645
Oil States International, Inc. (b)	840	22,008
Oil-Dri Corp. of America	47	1,889
Okta, Inc. (b)	323	12,872
Old Dominion Freight Line, Inc.	1,328	195,176
Old Line Bancshares, Inc.	181	5,973
Old National Bancorp	2,336	39,478
Old Point Financial Corp.	101	2,664
Old Republic International Corp.	5,286	113,385
Old Second Bancorp, Inc.	571	7,937
Olin Corp.	3,565	108,340
Ollie’s Bargain Outlet Holdings, Inc. (b)	811	48,903
Olympic Steel, Inc.	87	1,784
Omega Flex, Inc.	48	3,125
Omega Healthcare Investors, Inc. (a)	13,381	361,822
Omeros Corp. (a) (b)	771	8,612
Ominto, Inc. (a) (b)	372	1,068
Omnicell, Inc. (b)	640	27,776
Omnicom Group, Inc.	5,010	364,077
OMNOVA Solutions, Inc. (b)	652	6,846
On Deck Capital, Inc. (b)	655	3,661
ON Semiconductor Corp. (b)	9,032	220,923
ONE Gas, Inc.	894	59,022

The accompanying notes are an integral part of the financial statements.

84

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
One Liberty Properties, Inc.	192	$4,243
OneMain Holdings, Inc. (b)	1,533	45,898
ONEOK, Inc.	8,371	476,477
Ooma, Inc. (b)	165	1,799
OPKO Health, Inc. (a) (b)	7,481	23,715
Oppenheimer Holdings, Inc. Class A	97	2,498
Opus Bank	333	9,324
Oracle Corp.	63,900	2,923,425
OraSure Technologies, Inc. (b)	964	16,282
ORBCOMM, Inc. (b)	1,126	10,551
Orbital ATK, Inc.	1,244	164,967
Orchid Island Capital, Inc. (a)	866	6,382
Orchids Paper Products Co. (a)	242	1,972
Organovo Holdings, Inc. (a) (b)	2,652	2,732
Orion Group Holdings, Inc. (b)	261	1,720
Oritani Financial Corp.	684	10,499
Ormat Technologies, Inc.	682	38,451
Orrstown Financial Services, Inc.	204	4,927
Oshkosh Corp.	1,612	124,559
OSI Systems, Inc. (b)	302	19,712
Otonomy, Inc. (b)	744	3,125
Otter Tail Corp.	650	28,177
Outfront Media, Inc.	3,009	56,389
Overseas Shipholding Group, Inc. Class A (b)	1,076	3,056
Overstock.com, Inc. (b)	286	10,368
Owens & Minor, Inc.	1,052	16,359
Owens Corning	2,402	193,121
Owens Realty Mortgage, Inc.	289	4,214
Owens-Illinois, Inc. (b)	3,507	75,962
Oxford Industries, Inc.	279	20,802
P.H. Glatfelter Co.	716	14,699
PACCAR, Inc.	7,430	491,643
Pacific Biosciences of California, Inc. (a) (b)	2,213	4,537
Pacific Ethanol, Inc. (b)	1,137	3,411
Pacific Mercantile Bancorp (b)	449	4,288
Pacific Premier Bancorp, Inc. (b)	672	27,014
Pacira Pharmaceuticals, Inc. (b)	669	20,839
Packaging Corp. of America	2,025	228,217
PacWest Bancorp	2,749	136,158
Palo Alto Networks, Inc. (b)	1,926	349,608
Pandora Media, Inc. (a) (b)	4,745	23,867
Panhandle Oil & Gas, Inc. Class A	182	3,513
Papa John’s International, Inc. (a)	446	25,556
Par Pacific Holdings, Inc. (b)	499	8,568
Paramount Group, Inc.	14,287	203,447
Paratek Pharmaceuticals, Inc. (b)	534	6,942
Park City Group, Inc. (a) (b)	358	3,133
Park Electrochemical Corp.	399	6,719
Park Hotels & Resorts, Inc.	12,364	334,075
Park National Corp.	218	22,620
Park-Ohio Holdings Corp.	186	7,226

	Number of Shares	Value
Parke Bancorp, Inc.	161	$3,349
Parker Drilling Co. (b)	3,617	2,297
Parker-Hannifin Corp.	2,866	490,172
Parsley Energy, Inc. Class A (b)	5,060	146,689
Party City Holdco, Inc. (b)	638	9,953
Patrick Industries, Inc. (b)	414	25,606
Pattern Energy Group, Inc. (a)	1,334	23,065
Patterson Cos., Inc.	1,786	39,703
Patterson-UTI Energy, Inc.	4,489	78,602
Paychex, Inc.	6,970	429,282
Paycom Software, Inc. (b)	845	90,745
Paylocity Holding Corp. (b)	452	23,156
PayPal Holdings, Inc. (b)	31,293	2,374,200
PBF Energy, Inc. Class A	2,363	80,106
PC Connection, Inc.	138	3,450
PCM, Inc. (b)	249	2,067
PCSB Financial Corp. (b)	221	4,637
PDC Energy, Inc. (b)	1,114	54,619
PDF Solutions, Inc. (b)	391	4,559
PDL BioPharma, Inc. (b)	2,043	6,006
pdvWireless, Inc. (b)	209	6,239
Peabody Energy Corp.	1,124	41,026
Peapack Gladstone Financial Corp.	275	9,182
Pebblebrook Hotel Trust (a)	4,407	151,380
Pegasystems, Inc.	625	37,906
Penn National Gaming, Inc. (b)	1,457	38,261
Penn Virginia Corp. (b)	232	8,129
Penns Woods Bancorp, Inc.	48	2,031
Pennsylvania REIT (a)	4,467	43,107
PennyMac Financial Services, Inc. Class A (b)	201	4,553
PennyMac Mortgage Investment Trust	1,066	19,220
Penske Automotive Group, Inc.	785	34,799
Penumbra, Inc. (a) (b)	499	57,709
People’s United Financial, Inc.	7,424	138,532
People’s Utah Bancorp	272	8,786
Peoples Bancorp of North Carolina, Inc.	126	3,871
Peoples Bancorp, Inc.	245	8,685
Peoples Financial Services Corp.	151	6,893
PepsiCo, Inc.	31,302	3,416,613
Perficient, Inc. (b)	569	13,041
Performance Food Group Co. (b)	1,725	51,491
PerkinElmer, Inc.	2,370	179,456
Perry Ellis International, Inc. (b)	270	6,966
PetIQ, Inc. (a) (b)	188	5,001
PetMed Express, Inc. (a)	339	14,153
Pfizer, Inc.	129,619	4,600,178
PG&E Corp.	14,140	621,170
PGT Innovations, Inc. (b)	811	15,125
PHH Corp. (b)	548	5,732
PHI, Inc. (b)	325	3,328
Phibro Animal Health Corp. Class A	336	13,339

The accompanying notes are an integral part of the financial statements.

85

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	34,008	$3,380,395
Phillips 66	11,718	1,123,991
Photronics, Inc. (b)	1,104	9,108
Physicians Realty Trust	11,592	180,487
PICO Holdings, Inc.	224	2,565
Piedmont Office Realty Trust, Inc. Class A	9,868	173,578
Pier 1 Imports, Inc.	756	2,434
Pieris Pharmaceuticals, Inc. (b)	909	6,199
Pilgrim’s Pride Corp. (b)	1,087	26,751
Pinnacle Entertainment, Inc. (b)	911	27,467
Pinnacle Financial Partners, Inc.	1,530	98,226
Pinnacle Foods, Inc.	2,559	138,442
Pinnacle West Capital Corp.	2,414	192,637
Pioneer Energy Services Corp. (b)	1,549	4,182
Pioneer Natural Resources Co.	4,671	802,384
Piper Jaffray Cos.	247	20,513
Pitney Bowes, Inc.	4,195	45,684
Pixelworks, Inc. (b)	767	2,968
PJT Partners, Inc. Class A	309	15,481
Planet Fitness, Inc. Class A (b)	1,476	55,749
Plantronics, Inc.	564	34,049
Platform Specialty Products Corp. (b)	4,960	47,765
PlayAGS, Inc. (b)	170	3,954
Plexus Corp. (b)	568	33,927
Plug Power, Inc. (a) (b)	3,651	6,900
Ply Gem Holdings, Inc. (b)	344	7,430
The PNC Financial Services Group, Inc.	13,150	1,988,806
PNM Resources, Inc.	1,365	52,211
Polaris Industries, Inc. (a)	1,275	146,013
PolyOne Corp.	1,373	58,380
Pool Corp.	844	123,410
Portland General Electric Co.	1,544	62,547
Portola Pharmaceuticals, Inc. (b)	966	31,550
Post Holdings, Inc. (b)	1,403	106,291
Potbelly Corp. (b)	305	3,675
PotlatchDeltic Corp.	1,029	53,559
Powell Industries, Inc.	195	5,234
Power Integrations, Inc.	487	33,286
PPG Industries, Inc.	7,078	789,905
PPL Corp.	14,843	419,908
PQ Group Holdings, Inc. (b)	567	7,921
PRA Group, Inc. (b)	755	28,690
PRA Health Sciences, Inc. (b)	852	70,682
Praxair, Inc.	7,893	1,138,960
Preferred Apartment Communities, Inc. Class A	751	10,657
Preferred Bank	220	14,124
Preformed Line Products Co.	78	5,077
Premier Financial Bancorp, Inc.	85	1,582
Premier, Inc. Class A (b)	1,172	36,695
Presidio, Inc. (b)	503	7,867

	Number of Shares	Value
Prestige Brands Holdings, Inc. (b)	915	$30,854
PriceSmart, Inc.	376	31,415
Primerica, Inc.	758	73,223
Primo Water Corp. (b)	292	3,419
Primoris Services Corp.	643	16,062
Principal Financial Group, Inc.	5,780	352,060
ProAssurance Corp.	1,141	55,396
The Procter & Gamble Co.	55,303	4,384,422
Progenics Pharmaceuticals, Inc. (b)	1,103	8,228
Progress Software Corp.	818	31,452
The Progressive Corp.	12,570	765,890
Prologis, Inc.	36,506	2,299,513
Proofpoint, Inc. (b)	744	84,556
ProPetro Holding Corp. (b)	946	15,032
PROS Holdings, Inc. (b)	447	14,755
Prosperity Bancshares, Inc.	1,430	103,861
Protagonist Therapeutics, Inc. (b)	247	2,122
Proto Labs, Inc. (b)	422	49,606
The Providence Service Corp. (b)	198	13,690
Provident Bancorp, Inc. (b)	129	3,425
Provident Financial Holdings, Inc.	9	163
Provident Financial Services, Inc.	1,078	27,586
Prudential Bancorp, Inc.	219	3,973
Prudential Financial, Inc.	11,720	1,213,606
PS Business Parks, Inc.	1,269	143,448
PTC Therapeutics, Inc. (b)	678	18,347
PTC, Inc. (b)	2,483	193,699
Public Service Enterprise Group, Inc.	10,965	550,882
Public Storage	11,122	2,228,738
Pulse Biosciences, Inc. (a) (b)	239	3,234
PulteGroup, Inc.	5,728	168,919
Puma Biotechnology, Inc. (b)	489	33,276
Pure Cycle Corp. (b)	477	4,508
Pure Storage, Inc. Class A (b)	1,640	32,718
PVH Corp.	1,677	253,948
Pzena Investment Management, Inc. Class A	152	1,692
Q2 Holdings, Inc. (b)	529	24,096
QAD, Inc. Class A	148	6,164
QCR Holdings, Inc.	189	8,477
QEP Resources, Inc. (b)	4,941	48,372
Qorvo, Inc. (b)	2,739	192,963
QTS Realty Trust, Inc. Class A	3,222	116,701
Quad/Graphics, Inc.	523	13,258
Quaker Chemical Corp.	220	32,589
QUALCOMM, Inc.	40,841	2,263,000
Quality Care Properties, Inc. (b)	6,091	118,348
Quality Systems, Inc. (b)	892	12,176
Qualys, Inc. (b)	548	39,867
Quanex Building Products Corp.	574	9,988
Quanta Services, Inc. (b)	3,203	110,023
Quantenna Communications, Inc. (b)	430	5,891
Quantum Corp. (b)	704	2,563

The accompanying notes are an integral part of the financial statements.

86

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	2,959	$296,788
Quidel Corp. (b)	485	25,128
QuinStreet, Inc. (b)	731	9,335
Quotient Technology, Inc. (b)	1,191	15,602
Qurate Retail Group, Inc. (b)	9,643	242,714
R1 RCM, Inc. (b)	1,682	12,009
Ra Pharmaceuticals, Inc. (b)	259	1,375
Radian Group, Inc.	3,706	70,562
Radiant Logistics, Inc. (b)	992	3,839
Radisys Corp. (b)	1,045	670
Radius Health, Inc. (a) (b)	648	23,289
RadNet, Inc. (b)	767	11,045
Rafael Holdings, Inc. (b)	81	390
RAIT Financial Trust	2,047	331
Ralph Lauren Corp.	1,196	133,713
Ramaco Resources, Inc. (a) (b)	233	1,675
Rambus, Inc. (b)	1,861	24,993
Ramco-Gershenson Properties Trust	5,126	63,357
Range Resources Corp.	4,970	72,264
Rapid7, Inc. (b)	483	12,350
Raven Industries, Inc.	607	21,275
Raymond James Financial, Inc.	2,781	248,649
Rayonier Advanced Materials, Inc.	908	19,495
Rayonier, Inc.	2,778	97,730
Raytheon Co.	8,043	1,735,840
RBB Bancorp	135	3,560
RBC Bearings, Inc. (b)	397	49,307
RCI Hospitality Holdings, Inc.	194	5,508
RE/MAX Holdings, Inc. Class A	293	17,712
Reading International, Inc. Series A (b)	335	5,578
RealNetworks, Inc. (b)	735	2,249
Realogy Holdings Corp.	2,899	79,085
RealPage, Inc. (b)	1,002	51,603
Realty Income Corp.	19,503	1,008,890
Reata Pharmaceuticals, Inc. Class A (a) (b)	225	4,615
Recro Pharma, Inc. (b)	67	738
Red Hat, Inc. (b)	3,838	573,819
Red Lion Hotels Corp. (b)	120	1,170
Red Robin Gourmet Burgers, Inc. (b)	219	12,702
Red Rock Resorts, Inc. Class A	1,185	34,697
Red Violet, Inc. (b)	39	238
Redfin Corp. (a) (b)	991	22,625
Redwood Trust, Inc.	1,247	19,291
Regal Beloit Corp.	961	70,489
Regency Centers Corp.	10,312	608,202
Regeneron Pharmaceuticals, Inc. (b)	2,187	753,115
REGENXBIO, Inc. (b)	464	13,850
Regional Management Corp. (b)	196	6,241
Regions Financial Corp.	24,582	456,734
Regis Corp. (b)	590	8,927
Reinsurance Group of America, Inc.	1,392	214,368

	Number of Shares	Value
Reis, Inc.	92	$1,973
Reliance Steel & Aluminum Co.	1,533	131,439
Reliant Bancorp, Inc.	179	4,079
Renasant Corp.	768	32,686
Renewable Energy Group, Inc. (b)	567	7,258
Rent-A-Center, Inc. (a)	694	5,989
Repligen Corp. (b)	638	23,083
Republic Bancorp, Inc. Class A	188	7,200
Republic First Bancorp, Inc. (b)	734	6,386
Republic Services, Inc.	4,881	323,269
ResMed, Inc.	3,021	297,478
Resolute Energy Corp. (a) (b)	360	12,474
Resource Capital Corp.	651	6,191
Resources Connection, Inc.	464	7,517
Retail Opportunity Investments Corp.	6,956	122,913
Retail Properties of America, Inc. Class A	15,455	180,205
Retrophin, Inc. (b)	643	14,377
REV Group, Inc.	540	11,210
Revance Therapeutics, Inc. (b)	496	15,277
Revlon, Inc. Class A (b)	263	5,418
REX American Resources Corp. (b)	88	6,406
Rexford Industrial Realty, Inc.	4,919	141,618
Rexnord Corp. (b)	1,778	52,771
RGC Resources, Inc.	171	4,343
RH (a) (b)	343	32,681
Rhythm Pharmaceuticals, Inc. (a) (b)	76	1,512
Ribbon Communications, Inc. (b)	520	2,652
Rigel Pharmaceuticals, Inc. (b)	2,741	9,703
RigNet, Inc. (b)	116	1,578
Ring Energy, Inc. (b)	806	11,566
RingCentral, Inc. Class A (b)	1,106	70,231
Rite Aid Corp. (a) (b)	22,932	38,526
Riverview Bancorp, Inc.	522	4,875
RLI Corp.	658	41,711
RLJ Lodging Trust	10,893	211,760
The RMR Group, Inc. Class A	105	7,345
Roadrunner Transportation Systems, Inc. (b)	815	2,070
Robert Half International, Inc.	2,670	154,566
Rockwell Automation, Inc.	2,783	484,799
Rockwell Collins, Inc.	3,516	474,133
Rockwell Medical, Inc. (a) (b)	891	4,642
Rogers Corp. (b)	307	36,699
Rollins, Inc.	2,069	105,581
Roper Technologies, Inc.	2,179	611,624
Rosetta Stone, Inc. (b)	295	3,879
Ross Stores, Inc.	8,180	637,876
Royal Gold, Inc.	1,409	120,991
RPC, Inc. (a)	1,361	24,539
RPM International, Inc.	2,838	135,287
RPX Corp.	765	8,178
RR Donnelley & Sons Co.	1,166	10,179

The accompanying notes are an integral part of the financial statements.

87

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RSP Permian, Inc. (b)	2,837	$132,999
RTI Surgical, Inc. (b)	581	2,673
The Rubicon Project, Inc. (b)	1,174	2,113
Rudolph Technologies, Inc. (b)	522	14,459
Rush Enterprises, Inc. Class A (b)	517	21,967
Rush Enterprises, Inc. Class B (b)	107	4,321
Ruth’s Hospitality Group, Inc.	489	11,956
Ryder System, Inc.	1,139	82,908
Ryerson Holding Corp. (b)	387	3,154
Ryman Hospitality Properties, Inc.	2,844	220,268
S&P Global, Inc.	7,016	1,340,477
S&T Bancorp, Inc.	569	22,726
Sabra Health Care REIT, Inc.	11,531	203,522
Sabre Corp.	4,781	102,552
Safeguard Scientifics, Inc. (b)	429	5,255
Safety Income and Growth, Inc. (a)	269	4,301
Safety Insurance Group, Inc.	245	18,828
Saga Communications, Inc. Class A	29	1,080
Sage Therapeutics, Inc. (b)	720	115,970
Saia, Inc. (b)	426	32,014
SailPoint Technologies Holding, Inc. (b)	340	7,035
Salem Media Group, Inc.	58	209
salesforce.com, Inc. (b)	18,953	2,204,234
Sally Beauty Holdings, Inc. (b)	2,824	46,455
Sanchez Energy Corp. (a) (b)	953	2,983
Sanderson Farms, Inc.	345	41,062
SandRidge Energy, Inc. (b)	576	8,358
Sandy Spring Bancorp, Inc.	549	21,279
Sangamo Therapeutics, Inc. (b)	1,424	27,056
Sanmina Corp. (b)	1,220	31,903
Santander Consumer USA Holdings, Inc.	3,192	52,030
Sarepta Therapeutics, Inc. (b)	1,039	76,980
Saul Centers, Inc.	732	37,310
SBA Communications Corp. (b)	2,521	430,889
SCANA Corp.	2,845	106,830
ScanSource, Inc. (b)	407	14,469
Schneider National, Inc. Class B	704	18,346
Schnitzer Steel Industries, Inc. Class A	439	14,202
Scholastic Corp.	481	18,682
Schweitzer-Mauduit International, Inc.	512	20,045
Science Applications International Corp.	742	58,470
Scientific Games Corp. Class A (b)	909	37,814
Scorpio Bulkers, Inc.	943	6,648
Scorpio Tankers, Inc.	3,944	7,730
The Scotts Miracle-Gro Co.	933	80,005
scPharmaceuticals, Inc. (b)	221	2,740
Seaboard Corp.	6	25,590
Seacoast Banking Corp. of Florida (b)	713	18,873
SEACOR Holdings, Inc. (b)	263	13,439
SEACOR Marine Holdings, Inc. (b)	248	4,717

	Number of Shares	Value
Sealed Air Corp.	3,885	$166,239
Sears Holdings Corp. (b)	316	844
Seattle Genetics, Inc. (b)	2,237	117,085
SeaWorld Entertainment, Inc. (a) (b)	1,161	17,218
SecureWorks Corp. Class A (b)	176	1,422
SEI Investments Co.	2,910	217,988
Select Energy Services, Inc. Class A (b)	497	6,272
Select Income REIT	4,024	78,388
Select Medical Holdings Corp. (b)	1,850	31,912
Selecta Biosciences, Inc. (a) (b)	256	2,609
Selective Insurance Group, Inc.	979	59,425
SemGroup Corp. Class A (a)	1,116	23,882
Sempra Energy	5,443	605,370
Semtech Corp. (b)	1,101	42,994
SendGrid, Inc. (b)	155	4,362
Seneca Foods Corp. Class A (b)	72	1,994
Senior Housing Properties Trust	16,271	254,804
Sensient Technologies Corp.	758	53,500
Sequential Brands Group, Inc. (a) (b)	1,130	2,356
Seres Therapeutics, Inc. (a) (b)	513	3,765
Seritage Growth Properties Class A (a)	1,656	58,871
Service Corp. International	3,936	148,545
ServiceMaster Global Holdings, Inc. (b)	2,907	147,821
ServiceNow, Inc. (b)	3,686	609,849
ServiceSource International, Inc. (b)	1,466	5,585
ServisFirst Bancshares, Inc.	776	31,676
Shake Shack, Inc. Class A (a) (b)	380	15,819
Shenandoah Telecommunications Co.	783	28,188
The Sherwin-Williams Co.	2,262	886,975
Shiloh Industries, Inc. (b)	232	2,018
Shoe Carnival, Inc.	127	3,023
Shore Bancshares, Inc.	160	3,018
Shutterfly, Inc. (b)	573	46,556
Shutterstock, Inc. (b)	316	15,215
SI Financial Group, Inc.	318	4,579
Sienna Biopharmaceuticals, Inc. (a) (b)	203	3,812
Sientra, Inc. (a) (b)	389	3,758
Sierra Bancorp	271	7,219
Sigma Designs, Inc. (b)	429	2,660
Signature Bank (b)	1,169	165,940
Silgan Holdings, Inc.	1,525	42,471
Silicon Laboratories, Inc. (b)	715	64,278
SilverBow Resources, Inc. (b)	176	5,122
Silvercrest Asset Management Group, Inc. Class A	225	3,420
Simmons First National Corp. Class A	1,424	40,513
Simon Property Group, Inc.	23,384	3,609,320
Simpson Manufacturing Co., Inc.	710	40,889
Simulations Plus, Inc.	94	1,387
Sinclair Broadcast Group, Inc. Class A (a)	1,219	38,155

The accompanying notes are an integral part of the financial statements.

88

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sirius XM Holdings, Inc. (a)	30,757	$191,924
SiteOne Landscape Supply, Inc. (b)	580	44,683
Six Flags Entertainment Corp.	1,423	88,596
SJW Group	268	14,126
Skechers U.S.A., Inc. Class A (b)	2,829	110,020
SkyWest, Inc.	866	47,110
Skyworks Solutions, Inc.	3,951	396,127
SL Green Realty Corp.	6,257	605,865
Sleep Number Corp. (b)	672	23,621
SLM Corp. (b)	9,312	104,388
SM Energy Co.	2,488	44,859
Smart & Final Stores, Inc. (b)	495	2,747
Smart Sand, Inc. (a) (b)	451	2,625
SmartFinancial, Inc. (b)	179	4,217
Snap-on, Inc.	1,226	180,884
Solaris Oilfield Infrastructure, Inc. Class A (b)	278	4,604
Solid Biosciences, Inc. (b)	153	1,148
Sonic Automotive, Inc. Class A	429	8,130
Sonic Corp. (a)	672	16,955
Sonoco Products Co.	2,127	103,159
Sotheby’s (b)	652	33,454
South Jersey Industries, Inc.	1,347	37,932
South State Corp.	622	53,057
The Southern Co.	27,525	1,229,266
Southern Copper Corp. (a)	2,860	154,955
Southern First Bancshares, Inc. (b)	136	6,052
Southern Missouri Bancorp, Inc.	159	5,819
Southern National Bancorp of Virginia, Inc.	282	4,467
Southside Bancshares, Inc.	452	15,702
Southwest Airlines Co.	15,218	871,687
Southwest Gas Holdings, Inc.	809	54,713
Southwestern Energy Co. (b)	12,695	54,969
SP Plus Corp. (b)	292	10,395
Spark Energy, Inc. Class A	308	3,650
Spark Therapeutics, Inc. (a) (b)	469	31,231
Spartan Motors, Inc.	558	9,598
SpartanNash Co.	594	10,223
Sparton Corp. (b)	258	4,492
Spectrum Brands Holdings, Inc. (a)	521	54,028
Spectrum Pharmaceuticals, Inc. (b)	1,477	23,765
Speedway Motorsports, Inc.	271	4,829
Spire, Inc.	804	58,129
Spirit AeroSystems Holdings, Inc. Class A	2,506	209,752
Spirit Airlines, Inc. (b)	1,499	56,632
Spirit Realty Capital, Inc.	31,381	243,517
Splunk, Inc. (b)	3,015	296,646
Spok Holdings, Inc.	460	6,877
Sportsman’s Warehouse Holdings, Inc. (a) (b)	903	3,684
Sprint Corp. (a) (b)	17,361	84,722

	Number of Shares	Value
Sprouts Farmers Market, Inc. (b)	2,815	$66,068
SPS Commerce, Inc. (b)	286	18,324
SPX Corp. (b)	719	23,353
SPX FLOW, Inc. (b)	704	34,630
Square, Inc. Class A (b)	5,261	258,841
SRC Energy, Inc. (b)	3,962	37,362
SS&C Technologies Holdings, Inc	3,728	199,970
The St. Joe Co. (b)	685	12,912
STAAR Surgical Co. (b)	684	10,123
STAG Industrial, Inc.	6,112	146,199
Stamps.com, Inc. (b)	279	56,093
Standard Motor Products, Inc.	360	17,125
Standex International Corp.	209	19,928
Stanley Black & Decker, Inc.	3,316	508,011
Starbucks Corp.	37,854	2,191,368
Startek, Inc. (b)	274	2,680
Starwood Property Trust, Inc.	5,530	115,853
State Auto Financial Corp.	246	7,028
State Bank Financial Corp.	607	18,216
State Street Corp.	10,198	1,017,047
Steel Dynamics, Inc.	4,937	218,314
Steelcase, Inc. Class A	1,422	19,339
Stemline Therapeutics, Inc. (b)	467	7,145
Stepan Co.	337	28,032
Stericycle, Inc. (b)	1,783	104,359
Sterling Bancorp	3,677	82,916
Sterling Bancorp, Inc.	253	3,418
Sterling Construction Co., Inc. (b)	329	3,770
Steven Madden Ltd.	1,007	44,207
Stewart Information Services Corp.	358	15,731
Stifel Financial Corp.	1,144	67,759
Stock Yards Bancorp, Inc.	342	12,004
Stone Energy Corp. (b)	327	12,132
Stoneridge, Inc. (b)	449	12,392
STORE Capital Corp.	11,710	290,642
Stratus Properties, Inc. (b)	52	1,570
Strayer Education, Inc.	183	18,492
Stryker Corp.	9,394	1,511,682
Sturm, Ruger & Co., Inc. (a)	291	15,278
Summit Financial Group, Inc.	229	5,727
Summit Hotel Properties, Inc.	6,453	87,825
Summit Materials, Inc. Class A (b)	1,888	57,169
Sun Communities, Inc.	5,269	481,429
Sun Hydraulics Corp.	475	25,441
SunCoke Energy, Inc. (b)	1,077	11,589
SunPower Corp. (a) (b)	947	7,557
Sunrun, Inc. (b)	1,424	12,716
Sunstone Hotel Investors, Inc.	14,552	221,481
SunTrust Banks, Inc.	10,207	694,484
Super Micro Computer, Inc. (b)	643	10,931
Superior Energy Services, Inc. (b)	2,538	21,395
Superior Industries International, Inc.	368	4,894
Superior Uniform Group, Inc.	109	2,863

The accompanying notes are an integral part of the financial statements.

89

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Supernus Pharmaceuticals, Inc. (b)	822	$37,648
SUPERVALU, Inc. (b)	651	9,915
Surgery Partners, Inc. (a) (b)	365	6,260
Surmodics, Inc. (b)	184	7,001
Sutherland Asset Management Corp.	221	3,348
SVB Financial Group (b)	1,135	272,411
Switch, Inc. Class A (a)	731	11,630
Sykes Enterprises, Inc. (b)	665	19,245
Symantec Corp.	13,434	347,269
Synaptics, Inc. (b)	586	26,798
Synchronoss Technologies, Inc. (b)	848	8,946
Synchrony Financial	16,742	561,359
Syndax Pharmaceuticals, Inc. (b)	235	3,344
Syneos Health, Inc. (b)	933	33,121
Synergy Pharmaceuticals, Inc. (a) (b)	3,784	6,925
SYNNEX Corp.	496	58,726
Synopsys, Inc. (b)	3,245	270,114
Synovus Financial Corp.	2,567	128,196
Syntel, Inc. (b)	568	14,501
Syros Pharmaceuticals, Inc. (b)	331	4,296
Sysco Corp.	13,284	796,509
Systemax, Inc.	149	4,254
T-Mobile US, Inc. (b)	8,351	509,745
T. Rowe Price Group, Inc.	5,105	551,187
Tableau Software, Inc. Class A (b)	1,385	111,936
Tabula Rasa HealthCare, Inc. (b)	212	8,226
Tactile Systems Technology, Inc. (a) (b)	219	6,964
Tailored Brands, Inc.	837	20,975
Take-Two Interactive Software, Inc. (b)	2,416	236,236
Tanger Factory Outlet Centers, Inc. (a)	6,541	143,902
Tapestry, Inc.	6,164	324,288
Targa Resources Corp.	4,588	201,872
Target Corp.	15,051	1,044,991
Taubman Centers, Inc.	4,110	233,900
Taylor Morrison Home Corp. Class A (b)	1,918	44,651
TCF Financial Corp.	3,426	78,147
TD Ameritrade Holding Corp.	6,410	379,664
Team, Inc. (a) (b)	487	6,696
Tech Data Corp. (b)	599	50,993
TechTarget, Inc. (b)	373	7,415
Teekay Corp. (a)	1,199	9,700
Teekay Tankers Ltd. Class A (a)	2,203	2,622
TEGNA, Inc.	4,641	52,861
Tejon Ranch Co. (b)	256	5,916
Teladoc, Inc. (a) (b)	997	40,179
Teledyne Technologies, Inc. (b)	753	140,939
Teleflex, Inc.	975	248,605
Telenav, Inc. (b)	651	3,515
Telephone & Data Systems, Inc.	2,162	60,601
Teligent, Inc. (a) (b)	963	3,236

	Number of Shares	Value
Tellurian, Inc. (a) (b)	967	$6,972
Tempur Sealy International, Inc. (b)	1,001	45,335
Tenet Healthcare Corp. (b)	1,385	33,586
Tennant Co.	298	20,175
Tenneco, Inc.	870	47,737
Teradata Corp. (b)	2,614	103,697
Teradyne, Inc.	4,304	196,736
Terex Corp.	1,678	62,774
TerraForm Power, Inc. Class A	693	7,436
Terreno Realty Corp.	3,477	119,991
Territorial Bancorp, Inc.	170	5,042
TESARO, Inc. (a) (b)	818	46,741
Tesla, Inc. (b)	3,673	977,495
Tetra Tech, Inc.	951	46,551
TETRA Technologies, Inc. (b)	1,835	6,881
Tetraphase Pharmaceuticals, Inc. (b)	999	3,067
Texas Capital Bancshares, Inc. (b)	854	76,775
Texas Instruments, Inc.	27,253	2,831,314
Texas Roadhouse, Inc.	1,145	66,158
Textron, Inc.	5,740	338,488
TFS Financial Corp.	1,043	15,322
TG Therapeutics, Inc. (a) (b)	864	12,269
TherapeuticsMD, Inc. (a) (b)	2,810	13,685
Thermo Fisher Scientific, Inc.	11,022	2,275,602
Thermon Group Holdings, Inc. (b)	539	12,079
Thor Industries, Inc.	1,068	123,002
Tier REIT, Inc.	3,034	56,068
Tiffany & Co.	2,336	228,134
Tile Shop Holdings, Inc.	893	5,358
Tilly’s, Inc. Class A	349	3,944
Timberland Bancorp, Inc.	58	1,763
Time Warner, Inc.	21,433	2,027,133
The Timken Co.	1,491	67,990
TimkenSteel Corp. (a) (b)	737	11,195
Tiptree, Inc.	686	4,356
Titan International, Inc.	829	10,454
Titan Machinery, Inc. (b)	265	6,243
Tivity Health, Inc. (b)	633	25,098
TiVo Corp.	2,039	27,628
The TJX Cos., Inc.	17,587	1,434,396
Tocagen, Inc. (a) (b)	235	2,785
Toll Brothers, Inc.	3,104	134,248
Tompkins Financial Corp.	239	18,107
Tootsie Roll Industries, Inc. (a)	289	8,524
TopBuild Corp. (b)	607	46,448
Torchmark Corp.	2,466	207,563
The Toro Co.	2,281	142,448
Total System Services, Inc.	3,930	339,002
Tower International, Inc.	326	9,047
Towne Bank	1,076	30,774
Townsquare Media, Inc. Class A	208	1,649
TPG RE Finance Trust, Inc.	288	5,728
TPI Composites, Inc. (b)	168	3,772

The accompanying notes are an integral part of the financial statements.

90

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tractor Supply Co.	2,718	$171,288
The Trade Desk, Inc. Class A (b)	405	20,096
TransDigm Group, Inc.	1,046	321,059
TransUnion (b)	3,843	218,206
The Travelers Cos., Inc.	7,493	1,040,478
Trecora Resources (b)	420	5,712
Tredegar Corp.	410	7,360
TreeHouse Foods, Inc. (b)	1,189	45,503
Trevena, Inc. (b)	1,659	2,721
Trex Co., Inc. (b)	504	54,820
TRI Pointe Group, Inc. (b)	2,585	42,472
Tribune Media Co. Class A	1,731	70,123
TriCo Bancshares	331	12,320
TriMas Corp. (b)	763	20,029
Trimble, Inc. (b)	5,426	194,685
TriNet Group, Inc. (b)	708	32,795
Trinity Industries, Inc.	3,249	106,015
Trinity Place Holdings, Inc. (b)	495	3,218
TripAdvisor, Inc. (b)	2,334	95,437
TriState Capital Holdings, Inc. (b)	348	8,091
Triumph Bancorp, Inc. (b)	281	11,577
Triumph Group, Inc.	824	20,765
tronc, Inc. (b)	258	4,236
TrueBlue, Inc. (b)	689	17,845
TrueCar, Inc. (b)	1,195	11,305
Trupanion, Inc. (a) (b)	379	11,328
TrustCo Bank Corp NY	1,533	12,954
Trustmark Corp.	1,165	36,301
TTEC Holdings, Inc.	230	7,061
TTM Technologies, Inc. (b)	1,565	23,929
Tucows, Inc. Class A (a) (b)	145	8,120
Tupperware Brands Corp.	1,092	52,831
Turning Point Brands, Inc.	123	2,391
Tutor Perini Corp. (b)	621	13,693
Twenty-First Century Fox, Inc. Class A	28,809	1,057,002
Twenty-First Century Fox, Inc. Class B	12,137	441,423
Twilio, Inc. Class A (b)	1,059	40,433
Twin Disc, Inc. (b)	90	1,957
Twitter, Inc. (b)	14,727	427,230
Two Harbors Investment Corp.	3,759	57,776
Two River Bancorp	200	3,610
Tyler Technologies, Inc. (b)	746	157,376
Tyson Foods, Inc. Class A	6,039	441,994
U.S. Physical Therapy, Inc.	210	17,073
Ubiquiti Networks, Inc. (a) (b)	381	26,213
UDR, Inc.	18,357	653,876
UFP Technologies, Inc. (b)	59	1,741
UGI Corp.	3,738	166,042
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,264	258,197

	Number of Shares	Value
The Ultimate Software Group, Inc. (b)	615	$149,875
Ultra Clean Holdings, Inc. (b)	558	10,742
Ultragenyx Pharmaceutical, Inc. (b)	757	38,599
UMB Financial Corp.	775	56,102
UMH Properties, Inc.	659	8,837
Umpqua Holdings Corp.	3,680	78,789
Under Armour, Inc. Class A (a) (b)	4,125	67,444
Under Armour, Inc. Class C (a) (b)	4,201	60,284
Unifi, Inc. (b)	246	8,918
UniFirst Corp.	260	42,029
Union Bankshares Corp.	960	35,242
Union Bankshares, Inc.	43	2,184
Union Pacific Corp.	21,776	2,927,348
Unisys Corp. (a) (b)	766	8,235
Unit Corp. (b)	857	16,934
United Bankshares, Inc.	1,719	60,595
United Community Banks, Inc.	1,254	39,689
United Community Financial Corp.	724	7,139
United Continental Holdings, Inc. (b)	5,829	404,941
United Financial Bancorp, Inc.	836	13,543
United Fire Group, Inc.	352	16,847
United Insurance Holdings Corp.	274	5,244
United Natural Foods, Inc. (b)	865	37,143
United Parcel Service, Inc. Class B	15,113	1,581,727
United Rentals, Inc. (b)	1,827	315,578
United Security Bancshares/Fresno CA	361	3,881
United States Cellular Corp. (b)	320	12,861
United States Lime & Minerals, Inc.	54	3,952
United States Steel Corp.	3,771	132,701
United Technologies Corp.	16,340	2,055,899
United Therapeutics Corp. (b)	928	104,270
UnitedHealth Group, Inc.	21,006	4,495,284
Uniti Group, Inc. (a) (b)	3,588	58,305
Unitil Corp.	214	9,932
Unity Bancorp, Inc.	210	4,620
Univar, Inc. (b)	2,453	68,071
Universal Corp.	423	20,515
Universal Display Corp.	900	90,900
Universal Electronics, Inc. (b)	237	12,336
Universal Forest Products, Inc.	1,024	33,229
Universal Health Realty Income Trust	824	49,522
Universal Health Services, Inc. Class B	1,855	219,651
Universal Insurance Holdings, Inc.	525	16,747
Universal Logistics Holdings, Inc.	74	1,565
Univest Corp. of Pennsylvania	426	11,800
Unum Group	4,891	232,861
Upland Software, Inc. (b)	178	5,125
Uranium Energy Corp. (a) (b)	3,566	4,671
Urban Edge Properties	6,670	142,404
Urban Outfitters, Inc. (b)	1,750	64,680
Urstadt Biddle Properties, Inc. Class A	1,899	36,651
US Bancorp	43,086	2,175,843

The accompanying notes are an integral part of the financial statements.

91

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
US Concrete, Inc. (a) (b)	271	$16,368
US Ecology, Inc.	364	19,401
US Foods Holding Corp. (b)	4,408	144,450
US Silica Holdings, Inc. (a)	1,381	35,243
USA Technologies, Inc. (b)	687	6,183
USANA Health Sciences, Inc. (b)	192	16,493
USG Corp. (b)	1,850	74,777
Utah Medical Products, Inc.	40	3,954
Vail Resorts, Inc.	867	192,214
Valero Energy Corp.	12,081	1,120,754
Valhi, Inc.	173	1,048
Valley National Bancorp	4,246	52,905
Valmont Industries, Inc.	479	70,078
Valvoline, Inc.	4,427	97,970
Vanda Pharmaceuticals, Inc. (b)	740	12,469
Varex Imaging Corp. (b)	644	23,042
Varian Medical Systems, Inc. (b)	1,992	244,319
Varonis Systems, Inc. (b)	332	20,086
VASCO Data Security International, Inc. (b)	420	5,439
Vector Group Ltd. (a)	1,706	34,785
Vectren Corp.	1,797	114,864
Vectrus, Inc. (b)	221	8,230
Veeco Instruments, Inc. (b)	796	13,532
Veeva Systems, Inc. Class A (b)	2,346	171,305
Ventas, Inc.	24,582	1,217,546
Vera Bradley, Inc. (b)	176	1,867
Veracyte, Inc. (b)	609	3,386
VEREIT, Inc.	67,540	470,078
VeriFone Systems, Inc. (b)	1,895	29,145
Verint Systems, Inc. (b)	1,087	46,306
VeriSign, Inc. (a) (b)	1,850	219,336
Verisk Analytics, Inc. (b)	3,283	341,432
Veritex Holdings, Inc. (b)	324	8,965
Veritiv Corp. (b)	209	8,193
Verizon Communications, Inc.	90,306	4,318,433
Versartis, Inc. (b)	832	1,373
Verso Corp. Class A (b)	579	9,750
Versum Materials, Inc.	2,351	88,468
Vertex Pharmaceuticals, Inc. (b)	6,952	1,133,037
VF Corp.	7,055	522,917
Viacom, Inc. Class A (a)	234	9,266
Viacom, Inc. Class B	7,611	236,398
Viad Corp.	339	17,781
ViaSat, Inc. (a) (b)	909	59,739
Viavi Solutions, Inc. (b)	3,903	37,937
VICI Properties, Inc.	18,764	343,756
Vicor Corp. (b)	240	6,852
ViewRay, Inc. (a) (b)	734	4,720
Village Super Market, Inc. Class A	76	2,004
VirnetX Holding Corp. (a) (b)	472	1,864
Virtu Financial, Inc. Class A (a)	462	15,246
Virtus Investment Partners, Inc.	120	14,856

	Number of Shares	Value
Virtusa Corp. (b)	459	$22,243
Visa, Inc. Class A	39,867	4,768,891
Vishay Intertechnology, Inc.	2,266	42,148
Vishay Precision Group, Inc. (b)	188	5,856
Vista Outdoor, Inc. (b)	940	15,341
Visteon Corp. (b)	676	74,522
Vistra Energy Corp. (b)	5,223	108,795
Vitamin Shoppe, Inc. (a) (b)	565	2,458
Viveve Medical, Inc. (a) (b)	401	1,468
Vivint Solar, Inc. (a) (b)	686	2,504
VMware, Inc. Class A (a) (b)	1,861	225,683
Vocera Communications, Inc. (b)	486	11,382
Vonage Holdings Corp. (b)	3,489	37,158
Vornado Realty Trust	11,904	801,139
VOXX International Corp. (b)	531	2,628
Voya Financial, Inc.	3,893	196,596
Voyager Therapeutics, Inc. (a) (b)	354	6,652
VSE Corp.	116	6,000
Vulcan Materials Co.	2,845	324,814
W&T Offshore, Inc. (b)	1,533	6,791
W.R. Berkley Corp.	2,069	150,416
W.R. Grace & Co.	1,474	90,253
W.W. Grainger, Inc.	1,112	313,884
Wabash National Corp.	992	20,644
WABCO Holdings, Inc. (b)	1,095	146,588
Wabtec Corp. (a)	1,854	150,916
Waddell & Reed Financial, Inc. Class A (a)	1,409	28,476
WageWorks, Inc. (b)	678	30,646
Walgreens Boots Alliance, Inc.	18,790	1,230,181
Walker & Dunlop, Inc.	477	28,343
Walmart, Inc.	31,462	2,799,174
The Walt Disney Co.	32,955	3,310,000
Warrior Met Coal, Inc. (a)	561	15,714
Washington Federal, Inc.	1,409	48,751
Washington Prime Group, Inc. (a)	11,674	77,866
Washington Real Estate Investment Trust	5,071	138,438
Washington Trust Bancorp, Inc.	240	12,900
Waste Management, Inc.	11,997	1,009,188
Waters Corp. (b)	1,650	327,772
Waterstone Financial, Inc.	381	6,591
Watsco, Inc.	656	118,716
Watts Water Technologies, Inc. Class A	472	36,674
Wayfair, Inc. Class A (a) (b)	829	55,982
WD-40 Co.	231	30,423
Web.com Group, Inc. (b)	654	11,837
Webster Financial Corp.	1,977	109,526
WEC Energy Group, Inc.	6,856	429,871
Weight Watchers International, Inc. (b)	478	30,458
Weingarten Realty Investors	8,301	233,092
Weis Markets, Inc.	134	5,491

The accompanying notes are an integral part of the financial statements.

92

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Welbilt, Inc. (b)	2,777	$54,013
WellCare Health Plans, Inc. (b)	962	186,272
Wells Fargo & Co.	96,991	5,083,298
Welltower, Inc.	25,675	1,397,490
The Wendy’s Co.	3,977	69,796
Werner Enterprises, Inc.	810	29,565
WesBanco, Inc.	707	29,906
Wesco Aircraft Holdings, Inc. (b)	773	7,923
WESCO International, Inc. (b)	1,011	62,733
West Bancorporation, Inc.	211	5,402
West Pharmaceutical Services, Inc.	1,585	139,940
Westamerica Bancorp. (a)	425	24,684
Westar Energy, Inc.	3,070	161,451
Western Alliance Bancorp (b)	2,105	122,322
Western Asset Mortgage Capital Corp.	535	5,184
Western Digital Corp.	6,421	592,466
Western New England Bancorp, Inc.	615	6,550
The Western Union Co.	9,953	191,396
Westlake Chemical Corp.	770	85,585
Westmoreland Coal Co. (b)	507	208
WestRock Co.	5,443	349,277
Westwood Holdings Group, Inc.	133	7,513
WEX, Inc. (b)	848	132,814
Weyco Group, Inc.	62	2,083
Weyerhaeuser Co.	16,173	566,055
WGL Holdings, Inc.	887	74,198
Whirlpool Corp.	1,498	229,359
Whitestone REIT (a)	554	5,756
Whiting Petroleum Corp. (b)	2,025	68,526
WideOpenWest, Inc. (a) (b)	540	3,861
WildHorse Resource Development Corp. (a) (b)	802	15,310
Willdan Group, Inc. (b)	65	1,843
William Lyon Homes Class A (b)	595	16,357
The Williams Cos., Inc.	17,926	445,640
Williams-Sonoma, Inc. (a)	1,830	96,551
Willis Lease Finance Corp. (b)	86	2,948
Windstream Holdings, Inc.	2,179	3,072
Wingstop, Inc.	497	23,473
Winmark Corp.	24	3,139
Winnebago Industries, Inc.	538	20,229
Wintrust Financial Corp.	922	79,338
WisdomTree Investments, Inc.	1,983	18,184
WMIH Corp. (a) (b)	2,576	3,658
Wolverine World Wide, Inc.	1,609	46,500
Woodward, Inc.	911	65,282
Workday, Inc. Class A (b)	2,952	375,229
Workiva, Inc. (b)	417	9,883
World Acceptance Corp. (b)	100	10,530
World Fuel Services Corp.	1,464	35,941
World Wrestling Entertainment, Inc. Class A (a)	761	27,404
Worldpay, Inc. Class A (b)	6,214	511,039

	Number of Shares	Value
Worthington Industries, Inc.	752	$32,276
WP Carey, Inc.	7,296	452,279
WPX Energy, Inc. (b)	8,546	126,310
WSFS Financial Corp.	511	24,477
Wyndham Worldwide Corp.	2,148	245,796
Wynn Resorts Ltd.	1,730	315,483
Xcel Energy, Inc.	11,032	501,735
Xcerra Corp. (b)	891	10,380
Xencor, Inc. (b)	637	19,097
Xenia Hotels & Resorts, Inc.	6,926	136,581
Xerox Corp.	4,966	142,921
Xilinx, Inc.	5,520	398,765
XO Group, Inc. (b)	393	8,155
Xperi Corp.	829	17,533
XPO Logistics, Inc. (b)	2,565	261,143
Xylem, Inc.	3,884	298,757
Yelp, Inc. (b)	1,364	56,947
Yext, Inc. (b)	304	3,846
The York Water Co.	179	5,549
YRC Worldwide, Inc. (b)	533	4,706
Yum China Holdings, Inc.	13,392	555,768
Yum! Brands, Inc.	9,314	792,901
ZAGG, Inc. (b)	434	5,295
Zayo Group Holdings, Inc. (b)	4,011	137,016
Zebra Technologies Corp. Class A (b)	1,130	157,285
Zendesk, Inc. (b)	1,696	81,188
Zillow Group, Inc. Class A (b)	1,194	64,476
Zillow Group, Inc. Class C (b)	2,336	125,677
Zimmer Biomet Holdings, Inc.	4,374	476,941
Zions Bancorp	4,279	225,632
ZIOPHARM Oncology, Inc. (a) (b)	2,186	8,569
Zix Corp. (b)	1,174	5,013
Zoe’s Kitchen, Inc. (b)	222	3,206
Zoetis, Inc.	10,656	889,883
Zogenix, Inc. (b)	582	23,309
Zumiez, Inc. (b)	398	9,512
Zynerba Pharmaceuticals, Inc. (a) (b)	295	2,564
Zynga, Inc. Class A (b)	16,610	60,793

		629,868,236

TOTAL COMMON STOCK (Cost $928,955,868)		1,072,683,327

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco Bradesco SA 3.340%	42,516	508,680
Braskem SA 2.650% BRL (f)	2,300	33,440
Centrais Eletricas Brasileiras SA 7.770% BRL (f)	3,400	24,820

The accompanying notes are an integral part of the financial statements.

93

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.930%	2,200	$44,347
Cia Energetica de Minas Gerais 2.890% BRL (f)	10,800	28,002
Gerdau SA 0.370% BRL (f)	14,400	67,607
Itau Unibanco Holding SA 5.850%	44,859	697,183
Itausa – Investimentos Itau SA 5.110% BRL (f)	55,616	232,305
Lojas Americanas SA 0.410%	10,300	58,778
Petroleo Brasileiro SA BRL (b) (f)	54,283	352,027
Telefonica Brasil SA 7.610% BRL (f)	6,300	96,176

		2,143,365

Chile — 0.0%
Embotelladora Andina SA 2.830% CLP (f)	4,238	20,807
Sociedad Quimica y Minera de Chile SA 2.900% CLP (f)	1,384	67,039

		87,846

Colombia — 0.0%
Bancolombia SA 2.890% COP (f)	6,463	68,030
Grupo Aval Acciones y Valores SA 4.670% COP (f)	51,974	21,633
Grupo de Inversiones Suramericana SA 1.430% COP (f)	1,582	20,191

		109,854

Germany — 0.1%
Bayerische Motoren Werke AG 4.460%	936	87,740
Draegerwerk AG & Co. KGaA 0.240% EUR (f)	75	7,135
Fuchs Petrolub SE 2.030%	1,363	74,022
Henkel AG & Co. KGaA 1.740%	3,092	406,603
Jungheinrich AG 1.210% EUR (f)	553	24,512
Porsche Automobil Holding SE 1.380%	2,623	218,098
Sartorius AG 0.400% EUR (f)	408	57,020
Schaeffler AG 3.810%	3,338	51,543
Sixt SE 2.680% EUR (f)	195	14,907
STO SE & Co. KGaA 2.920% EUR (f)	38	5,336
Volkswagen AG 1.170%	3,275	651,410

		1,598,326

Italy — 0.0%
Buzzi Unicem SpA 0.890% EUR (f)	538	7,415
Danieli & C Officine Meccaniche SpA 0.780% EUR (f)	397	7,239
Intesa Sanpaolo SpA 5.910%	15,072	57,118
Telecom Italia SpA 3.720%	105,456	88,084

		159,856

Republic of Korea — 0.1%
Amorepacific Corp. 0.740% KRW (f)	120	18,136
Hyundai Motor Co. 4.180% KRW (f)	480	42,131

	Number of Shares	Value
Hyundai Motor Co. 4.680% KRW (f)	280	$22,734
LG Chem Ltd. 2.970% KRW (f)	86	17,556
LG Household & Health Care Ltd. 1.190% KRW (f)	29	19,163
Samsung Electronics Co. Ltd. 1.740% KRW (f)	240	463,027

		582,747

Russia — 0.0%
Surgutneftegas OJSC 2.000% RUB (f)	99,800	51,350
Transneft PJSC 4.650% RUB (f)	7	21,567

		72,917

TOTAL PREFERRED STOCK (Cost $3,605,030)		4,754,911

TOTAL EQUITIES (Cost $932,560,898)		1,077,438,238

MUTUAL FUNDS — 2.7%
United Kingdom — 0.0%
F&C Commercial Property Trust Ltd.	24,111	47,862
MedicX Fund Ltd.	21,082	23,242
P2P Global Investments PLC	847	9,066
The Picton Property Income Ltd.	27,200	32,161
UK Commercial Property Trust Ltd.	30,015	37,704

		150,035

United States — 2.7%
iShares MSCI India ETF	184,500	6,296,985
State Street Navigator Securities Lending Prime Portfolio (g)	22,862,453	22,862,453

		29,159,438

TOTAL MUTUAL FUNDS (Cost $28,425,544)		29,309,473

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA, B Shares Expires 3/31/25 (a) (b) (c) (e)	11,608	150

TOTAL WARRANTS (Cost $0)		150

RIGHTS — 0.0%
Australia — 0.0%
Freedom Foods Group Ltd. Expires 4/5/18 (c) (e)	80	27

France — 0.0%
Altran Technologies SA Expires 4/9/18 (a) (b)	1,808	3,026

The accompanying notes are an integral part of the financial statements.

94

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 0.0%
Anima Holding SpA Expires 4/12/18 (b)	2,662	$1,016
Immobiliare Grande Distribuzione SIIQ SpA Expires 4/13/18 (b)	1,854	1,972

		2,988

Norway — 0.0%
Norwegian Air Shuttle As Expires 5/22/18 (c) (e)	379	629

Republic of Korea — 0.0%
Samsung Heavy Industries Co. Ltd. Expires 4/13/18 (b)	1,936	3,769

Sweden — 0.0%
Starbreeze AB Expires 4/10/18 (a) (b)	1,547	26

United Kingdom — 0.0%
Galliford Try PLC Expires 4/13/18 (b)	327	1,284
Provident Financial PLC Expires 4/9/18 (b)	1,154	6,007

		7,291

United States — 0.0%
Tobira Therapeutics, Inc. CVR (c) (e)	505	4,161

TOTAL RIGHTS (Cost $5,552)		21,917

TOTAL LONG-TERM INVESTMENTS (Cost $960,991,994)		1,106,769,778

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (h)	$9,307,783	9,307,783

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (i) 0.000% 7/19/18	610,000	606,668

	Principal Amount	Value
U.S. Treasury Bill (i) 0.000% 7/19/18	$10,000	$9,945

		616,613

TOTAL SHORT-TERM INVESTMENTS (Cost $9,924,831)		9,924,396

TOTAL INVESTMENTS — 101.7% (Cost $970,916,825) (j)		1,116,694,174

Other Assets/(Liabilities) — (1.7)%		(19,026,845)

NET ASSETS — 100.0%		$1,097,667,329

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $21,852,895 or 1.99% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $45,291 or 0.00% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $3,807,696 or 0.35% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Represents investment of security lending collateral. (Note 2).
(h)	Maturity value of $9,308,548. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $9,510,645.
(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

95

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Financial	26.8%
Consumer, Non-cyclical	18.7%
Technology	10.6%
Industrial	10.4%
Communications	10.2%
Consumer, Cyclical	9.5%
Energy	5.4%
Basic Materials	4.0%
Utilities	2.7%
Mutual Funds	2.1%
Diversified	0.3%
U.S. Treasury Bills	0.1%

Total Long-Term Investments	100.8%
Short-Term Investments and Other Assets and Liabilities	(0.8)%

Net Assets	100.0%

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
JPY	57,086,748	Bank of New York Mellon*	06/20/18	$540,000	$726

AUD	156,940	Citibank N.A.*	06/20/18	122,874	2,314
CHF	260,224	Citibank N.A.*	06/20/18	276,345	2,373
EUR	76,902	Citibank N.A.*	06/20/18	95,602	441
GBP	120,060	Citibank N.A.*	06/20/18	170,000	1,016
JPY	2,630,318	Citibank N.A.*	06/20/18	24,962	115

				689,783	6,259

CAD	252,943	Morgan Stanley & Co. LLC*	06/20/18	194,623	(1,996)

GBP	65,894	Societe Generale*	06/20/18	92,326	(419)

				$1,516,732	$4,570

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

96

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Topix Index	06/07/18	1	$157,764	$3,554
S&P TSX 60 Index	06/14/18	4	565,767	(3,187)
Euro Stoxx 50 Index	06/15/18	6	244,973	(2,747)
FTSE 100 Index	06/15/18	1	100,345	(2,226)
Mini MSCI EAFE Index	06/15/18	40	4,035,156	(33,956)
Mini MSCI Emerging Market Index	06/15/18	32	1,925,269	(24,789)
Russell 2000 E Mini Index	06/15/18	12	945,199	(26,479)
S&P 500 E Mini Index	06/15/18	42	5,735,043	(184,743)
S&P Midcap 400 E Mini Index	06/15/18	12	2,316,667	(56,947)
ASX SPI 200 Index	06/21/18	1	111,082	(944)

				$(332,464)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble

The accompanying notes are an integral part of the financial statements.

97

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.7%

BANK LOANS — 2.6%
Auto Parts & Equipment — 0.1%
American Axle and Manufacturing, Inc., Term Loan B 1 mo. LIBOR + 2.250%, VRN 4.130% 4/06/24	$500,000	$502,190

Electric — 0.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan 3 mo. LIBOR + 4.250%, VRN 6.010% 6/21/24	56,033	56,492
5.994% 6/21/24	290,450	292,828
6.545% 6/21/24	2,638	2,660

		351,980

TEX Operations Co. LLC, Exit Term Loan B 1 mo. LIBOR + 2.500%, VRN 0.000% 8/04/23	350,000	352,138

		704,118

Entertainment — 0.1%
Scientific Games International, Inc., 2018 Term Loan B5 2 mo. LIBOR + 2.750%, VRN 4.744% 8/14/24	404,182	405,467
4.627% 8/14/24	95,818	96,123

		501,590

Health Care – Services — 0.1%
MPH Acquisition Holdings LLC, 2016 Term Loan B 3 mo. LIBOR + 2.750%, VRN 0.000% 6/07/23	350,000	351,400

Insurance — 0.2%
Asurion LLC, 2017 Term Loan B4 1 mo. LIBOR + 2.750%, VRN 4.627% 8/04/22	726,306	730,395

Internet — 0.2%
Go Daddy Operating Company, LLC, 2017 Repriced Term Loan 1 mo. LIBOR + 2.250%, VRN 4.127% 2/15/24	598,491	599,987

Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 12/22/24	349,125	351,345

Media — 0.2%
CSC Holdings LLC, 2017 1st Lien Term Loan 1 mo. LIBOR + 2.250%, VRN 4.036% 7/17/25	750,000	747,345

Packaging & Containers — 0.1%
BWAY Holding Company, 2017 Term Loan B 3 mo. LIBOR + 3.250%, VRN 4.958% 4/03/24	498,744	500,968

	Principal Amount	Value
Pharmaceuticals — 0.3%
Change Healthcare Holdings, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.750%, VRN 4.627% 3/01/24	$498,741	$499,803
PharMerica Corporation, 1st Lien Term Loan 0.000% 12/06/24	350,000	351,022
Valeant Pharmaceuticals International, Inc., Term Loan B Series F4 1 mo. LIBOR + 3.500%, VRN 5.240% 4/01/22	399,327	403,397

		1,254,222

Software — 0.5%
First Data Corp., 2024 USD Term Loan 1 mo. LIBOR + 2.250%, VRN 0.000% 4/26/24	750,000	750,848
Kronos, Incorporated, 2017 Term Loan B 0.000% 11/01/23	750,000	754,432
SS&C Technologies, Inc., 2018 Term Loan B3 0.000% 4/16/25	310,000	311,389

		1,816,669

Telecommunications — 0.4%
Altice US Finance I Corporation, 2017 Term Loan 1 mo. LIBOR +2.250% VRN 4.127% 7/28/25	748,116	746,432
Intelsat Jackson Holdings S.A., 2017 Term Loan B3 3 mo. LIBOR + 3.750%, VRN 5.706% 11/27/23	300,000	300,000
Level 3 Financing, Inc., 2017 Term Loan B 1 mo. LIBOR + 2.250%, VRN 0.000% 2/22/24	500,000	500,860

		1,547,292

Transportation — 0.1%
Uber Technologies, Term Loan B 1 mo. LIBOR + 4.000%, VRN 5.877% 7/13/23	498,734	500,071

TOTAL BANK LOANS (Cost $10,121,494)		10,107,592

CORPORATE DEBT — 33.9%
Advertising — 0.2%
Omnicom Group, Inc. 3.650% 11/01/24	850,000	844,278

Aerospace & Defense — 0.3%
Arconic, Inc. 5.400% 4/15/21	1,130,000	1,165,313

The accompanying notes are an integral part of the financial statements.

98

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.5%
BAT International Finance PLC GBP (a) (b) 4.000% 9/04/26	$150,000	$231,179
Bunge Ltd. Finance Corp. 3.750% 9/25/27	570,000	550,872
Cargill, Inc. (c) 3.250% 3/01/23	95,000	95,169
Reynolds American, Inc. 4.450% 6/12/25	900,000	925,804

		1,803,024

Airlines — 0.4%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150% 10/11/25	498,250	503,631
Delta Air Lines, Inc. 3.625% 3/15/22	850,000	848,955

		1,352,586

Auto Manufacturers — 0.1%
Tesla, Inc. (c) 5.300% 8/15/25	215,000	187,588

Banks — 8.7%
Banco Bilbao Vizcaya Argentaria SA EUR (a) (b) 3.500% 2/10/27	200,000	273,153
Banco de Bogota SA (c) 4.375% 8/03/27	350,000	337,313
Banco de Sabadell SA EUR (b) 0.875% 3/05/23	200,000	245,052
Banco Santander SA 3.800% 2/23/28	1,600,000	1,544,971
Bank of America Corp. 3.300% 1/11/23	1,695,000	1,690,046
Bank of America Corp. VRN (d) 3.550% 3/05/24	2,585,000	2,595,683
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	850,000	867,831
BBVA Bancomer SA (c) 4.375% 4/10/24	900,000	911,250
BNP Paribas SA (c) 3.800% 1/10/24	1,695,000	1,690,865
BPCE SA EUR (a) (b) 2.875% 4/22/26	200,000	264,680
BPCE SA (c) 3.000% 5/22/22	1,415,000	1,385,902
CaixaBank SA EUR (a) (b) 1.125% 5/17/24	100,000	122,966
CaixaBank SA 5 year EUR Swap + 2.350%, VRN EUR (a) (b) 2.750% 7/14/28	300,000	386,762
Citigroup, Inc. 3 mo. USD LIBOR + 1.563%, VRN 3.887% 1/10/28	1,700,000	1,690,796

	Principal Amount	Value
Cooperatieve Rabobank UA GBP (a) (b) 4.625% 5/23/29	$150,000	$237,169
Credit Agricole SA (c) 3.250% 10/04/24	1,700,000	1,624,251
Credit Suisse Group AG VRN GBP (a) (b) (d) 2.125% 9/12/25	150,000	204,363
Credit Suisse Group AG VRN (c) (d) 2.997% 12/14/23	850,000	824,075
Dexia Credit Local SA EUR (a) (b) 0.625% 1/21/22	100,000	125,655
Dnb Boligkreditt As Covered Regs 11/22 1.875 EUR (a) (b) 1.875% 11/21/22	100,000	132,434
Emirates NBD Tier 1 Ltd. 6 year USD Swap + 4.513%, VRN (a) 5.750% 5/29/49	200,000	202,660
The Goldman Sachs Group, Inc. EUR (a) (b) 1.625% 7/27/26	140,000	172,596
The Goldman Sachs Group, Inc. 3.500% 11/16/26	1,130,000	1,088,684
The Goldman Sachs Group, Inc. 5.750% 1/24/22	850,000	919,747
HDFC Bank Ltd. INR (a) (b) 8.100% 3/22/25	30,000,000	464,370
ING Bank NV 5 year EUR Swap + 2.250%, VRN EUR (a) (b) 3.625% 2/25/26	100,000	133,163
Intesa Sanpaolo SpA EUR (a) (b) 1.375% 1/18/24	100,000	124,860
Intesa Sanpaolo SpA (c) 3.125% 7/14/22	1,695,000	1,638,115
Intesa Sanpaolo SpA EUR (a) (b) 3.928% 9/15/26	150,000	198,330
Islandsbanki HF EUR (a) (b) 1.750% 9/07/20	100,000	127,261
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.230%, FRN 2.971% 10/24/23	1,695,000	1,719,912
JP Morgan Chase & Co. 3.300% 4/01/26	1,415,000	1,368,333
Kreditanstalt fuer Wiederaufbau CAD 4.700% 6/02/37	65,000	62,659
Kreditanstalt fuer Wiederaufbau AUD 6.000% 8/20/20	260,000	216,462
Landsbankinn HF EUR (a) (b) 1.625% 3/15/21	270,000	343,307
Morgan Stanley 3.125% 7/27/26	2,825,000	2,673,392
Nordea Hypotek AB SEK (b) 1.000% 4/08/22	300,000	36,656

The accompanying notes are an integral part of the financial statements.

99

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Hypotek Ab Covered Regs 05/21 1.25 SEK (a) (b) 1.250% 5/19/21	$8,000,000	$989,725
Santander Issuances SAU EUR (a) (b) 3.125% 1/19/27	100,000	132,694
Skandinaviska Enskilda Covered 06/20 1.5 SEK (b) 1.500% 6/17/20	500,000	62,014
UBS AG/London EUR (a) (b) 1.375% 4/16/21	100,000	128,356
UBS Group Funding Switzerland AG (c) 4.125% 9/24/25	1,415,000	1,422,857
Unicredit Bank Czech Re Covered Regs 04/20 0.625 EUR (a) (b) 0.625% 4/30/20	100,000	123,966
UniCredit SpA (c) 4.625% 4/12/27	1,980,000	2,000,277
UniCredit SpA 5 year EUR Swap + 4.100%, VRN EUR (a) (b) 5.750% 10/28/25	150,000	203,512

		33,709,125

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	850,000	844,941

Biotechnology — 0.1%
Celgene Corp. 3.875% 8/15/25	500,000	495,357

Building Materials — 0.9%
Boral Finance Pty Ltd. (c) 3.000% 11/01/22	170,000	166,047
Boral Finance Pty Ltd. (c) 3.750% 5/01/28	1,060,000	1,023,276
Martin Marietta Materials, Inc. 4.250% 12/15/47	1,415,000	1,308,309
Vulcan Materials Co. 4.500% 6/15/47	850,000	804,663

		3,302,295

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (a) 4.625% 3/14/23	660,000	663,059
Equate Petrochemical BV (a) 4.250% 11/03/26	400,000	396,874

		1,059,933

Commercial Services — 0.6%
Inter Media and Communication SpA EUR (a) 4.875% 12/31/22	100,000	123,899
Prosegur Cash Sa Sr Unsecured Regs 02/26 1.375 EUR (a) (b) 1.375% 2/04/26	100,000	119,917

	Principal Amount	Value
Transurban Finance Co. Pty Ltd. EUR (a) (b) 1.750% 3/29/28	$150,000	$185,748
Transurban Finance Co. Pty Ltd. (c) 3.375% 3/22/27	1,695,000	1,596,035
Transurban Finance Co. Sr Secured Regs 09/24 1.875 EUR (a) (b) 1.875% 9/16/24	100,000	129,277
Verisure Midholding AB EUR (a) (b) 5.750% 12/01/23	100,000	121,517

		2,276,393

Computers — 0.7%
Apple, Inc. 4.500% 2/23/36	2,260,000	2,477,958
Western Digital Corp. 4.750% 2/15/26	205,000	204,549

		2,682,507

Diversified Financial Services — 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	1,105,000	1,107,818
Air Lease Corp. 2.750% 1/15/23	1,400,000	1,351,651
Cabot Financial Luxembourg SA GBP (a) (b) 7.500% 10/01/23	100,000	146,613
Capital One Bank USA NA 3.375% 2/15/23	850,000	828,325
Discover Financial Services 4.100% 2/09/27	850,000	843,168
Fca Bank Spa Ireland Sr Unsecured Regs 11/21 1 EUR (a) (b) 1.000% 11/15/21	100,000	125,190
Housing Development Finance Corp. Ltd. INR (a) (b) 6.875% 4/30/20	80,000,000	1,208,760
Lincoln Finance Ltd. EUR (a) (b) 6.875% 4/15/21	100,000	127,235

		5,738,760

Electric — 1.7%
AES Corp. 5.500% 4/15/25	250,000	258,438
Enel Americas SA 4.000% 10/25/26	500,000	486,970
Enel Finance International NV (c) 3.625% 5/25/27	1,695,000	1,614,338
Enel Finance International NV GBP (a) (b) 5.625% 8/14/24	150,000	249,892
Eskom Holdings SOC Ltd. (a) 7.125% 2/11/25	200,000	204,172
FirstEnergy Transmission LLC (c) 4.350% 1/15/25	1,695,000	1,744,131

The accompanying notes are an integral part of the financial statements.

100

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lamar Funding Ltd. (a) 3.958% 5/07/25	$200,000	$179,580
NRG Energy, Inc. 7.250% 5/15/26	190,000	200,982
State Grid Overseas Investment 2016 Ltd. (c) 2.750% 5/04/22	1,695,000	1,650,509

		6,589,012

Electronics — 0.2%
Keysight Technologies, Inc. 4.600% 4/06/27	685,000	705,398
PerkinElmer, Inc. EUR 1.875% 7/19/26	100,000	124,883

		830,281

Entertainment — 0.2%
Caesars Resort Collection LLC / CRC Finco, Inc. (c) 5.250% 10/15/25	210,000	201,323
Codere Finance 2 Luxembourg SA EUR (a) (b) 6.750% 11/01/21	100,000	128,698
Intralot Capital Luxembourg SA EUR (a) (b) 5.250% 9/15/24	100,000	123,131
Safari Holding Verwaltungs GmbH EUR (a) (b) 5.375% 11/30/22	100,000	123,660

		576,812

Foods — 0.3%
Kraft Heinz Foods Co. 4.375% 6/01/46	850,000	779,437
Sigma Alimentos SA de CV (a) 4.125% 5/02/26	350,000	337,313

		1,116,750

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA (c) 5.500% 11/02/47	850,000	866,575

Gas — 0.9%
NiSource, Inc. 4.375% 5/15/47	850,000	853,522
Perusahaan Gas Negara Persero Tbk (a) 5.125% 5/16/24	300,000	309,848
Sempra Energy 3.250% 6/15/27	2,545,000	2,417,843

		3,581,213

Health Care – Products — 0.6%
Becton Dickinson & Co. 3.700% 6/06/27	2,545,000	2,457,137

	Principal Amount	Value
Health Care – Services — 0.1%
Tenet Healthcare Corp. (c) 7.500% 1/01/22	$195,000	$205,481

Holding Company – Diversified — 0.1%
Hutchison Whampoa International 14 Ltd. (a) 3.625% 10/31/24	500,000	497,958

Insurance — 1.3%
AIA Group Ltd. (c) 3.900% 4/06/28	640,000	644,782
AXA SA 3 mo. EURIBOR + 3.750%, VRN EUR (a) (b) 3.375% 7/06/47	140,000	180,851
Liberty Mutual Group, Inc. (c) 4.850% 8/01/44	850,000	882,915
Lincoln National Corp. 4.350% 3/01/48	850,000	835,763
Marsh & McLennan Cos., Inc. 4.350% 1/30/47	1,415,000	1,453,241
Principal Financial Group, Inc. 3 mo. USD LIBOR + 3.044%, VRN 4.700% 5/15/55	900,000	907,875
RSA Insurance Group PLC 5 Year UK Gilt + 3.852%, VRN GBP (a) (b) 5.125% 10/10/45	150,000	231,700

		5,137,127

Internet — 2.7%
Alibaba Group Holding Ltd. 3.600% 11/28/24	1,980,000	1,964,724
Amazon.com, Inc. (c) 4.050% 8/22/47	1,695,000	1,696,366
Baidu, Inc. 2.875% 7/06/22	1,235,000	1,197,547
Booking Holdings, Inc. EUR (b) 2.375% 9/23/24	140,000	184,680
Booking Holdings, Inc. 3.600% 6/01/26	1,695,000	1,665,178
Ctrip.com International Ltd., Convertible 1.250% 9/15/22	300,000	311,637
Expedia, Inc. Co. 3.800% 2/15/28	1,650,000	1,532,420
Expedia, Inc. Co. Guar 06/22 2.5 EUR (b) 2.500% 6/03/22	120,000	154,987
Tencent Holdings Ltd. FRN (c) (d) 2.344% 1/19/23	200,000	200,220
Tencent Holdings Ltd. (a) 3.800% 2/11/25	1,695,000	1,699,853

		10,607,612

The accompanying notes are an integral part of the financial statements.

101

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd. (a) 5.450% 1/24/28	$200,000	$186,388

Media — 0.6%
Altice Financing SA EUR (a) (b) 5.250% 2/15/23	100,000	126,894
Altice SA (c) 7.750% 5/15/22	250,000	232,185
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	200,000	203,000
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	850,000	868,620
Comcast Corp. 3.200% 7/15/36	50,000	44,181
Comcast Corp. 3.900% 3/01/38	355,000	344,140
CSC Holdings LLC (c) 10.875% 10/15/25	200,000	234,998
TDF Infrastructure SAS EUR (a) (b) 2.500% 4/07/26	200,000	259,150
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH EUR (a) (b) 3.500% 1/15/27	100,000	128,890

		2,442,058

Mining — 0.2%
Constellium NV EUR (a) (b) 4.250% 2/15/26	100,000	124,485
Corp. Nacional del Cobre de Chile (c) 3.625% 8/01/27	200,000	194,258
FMG Resources August 2006 Pty Ltd. (c) 5.125% 5/15/24	250,000	246,560
Nyrstar Netherlands Holdings BV EUR (a) (b) 6.875% 3/15/24	100,000	125,589

		690,892

Multi-National — 0.0%
Inter-American Development Bank CAD (b) 4.400% 1/26/26	125,000	108,268

Oil & Gas — 1.9%
CNOOC Nexen Finance 2014 ULC 4.250% 4/30/24	200,000	202,751
Concho Resources, Inc. 3.750% 10/01/27	850,000	831,121
Hess Corp. 4.300% 4/01/27	850,000	831,917
KazMunayGas National Co. JSC (a) 4.750% 4/19/27	200,000	199,758

	Principal Amount	Value
Marathon Oil Corp. 4.400% 7/15/27	$850,000	$863,047
Pertamina Persero PT (c) 6.450% 5/30/44	200,000	226,156
Petrobras Global Finance BV 6.875% 1/20/40	200,000	196,700
Petrobras Global Finance BV 7.250% 3/17/44	50,000	51,000
Petrobras Global Finance BV 7.375% 1/17/27	150,000	162,525
Petroleos Mexicanos 3.500% 7/23/20	500,000	498,225
Petroleos Mexicanos EUR (a) (b) 3.750% 3/15/19	100,000	127,056
Petroleos Mexicanos 4.875% 1/24/22	500,000	512,450
Petroleos Mexicanos EUR (a) (b) 5.125% 3/15/23	250,000	350,063
Seven Generations Energy Ltd. (c) 5.375% 9/30/25	210,000	200,550
Transocean, Inc. (c) 9.000% 7/15/23	190,000	202,112
Woodside Finance Ltd. (c) 3.700% 9/15/26	2,000,000	1,969,385
YPF SA (a) 8.750% 4/04/24	75,000	83,588

		7,508,404

Pharmaceuticals — 1.4%
AbbVie, Inc. 3.600% 5/14/25	1,695,000	1,670,463
CVS Health Corp. 3.700% 3/09/23	845,000	849,588
Express Scripts Holding Co. 4.500% 2/25/26	850,000	865,432
McKesson Corp. GBP 3.125% 2/17/29	150,000	211,839
Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26	1,415,000	1,319,415
Teva Pharmaceutical Finance Netherlands III BV (c) 6.750% 3/01/28	200,000	197,626
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	195,000	203,288

		5,317,651

Pipelines — 2.0%
Boardwalk Pipelines LP 4.950% 12/15/24	1,415,000	1,453,609
Enbridge Energy Partners LP 7.375% 10/15/45	1,130,000	1,460,001

The accompanying notes are an integral part of the financial statements.

102

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enbridge, Inc. 3 mo. USD LIBOR + 3.890%, VRN 6.000% 1/15/77	$850,000	$837,250
Sabine Pass Liquefaction LLC 5.875% 6/30/26	1,980,000	2,164,140
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. (c) 5.500% 1/15/28	205,000	206,794
Transcanada Trust 3 mo. CDOR + 3.080%, VRN CAD (b) 4.650% 5/18/77	75,000	57,185
Transcanada Trust 3 mo. USD LIBOR + 3.208%, VRN 5.300% 3/15/77	1,130,000	1,115,875
Transcontinental Gas Pipe Line Co. LLC (c) 4.000% 3/15/28	125,000	122,261
Transcontinental Gas Pipe Line Co. LLC (c) 4.600% 3/15/48	175,000	169,387

		7,586,502

Real Estate — 0.1%
ADO Properties SA EUR (a) (b) 1.500% 7/26/24	100,000	122,561
Akelius Residential Property AB EUR (a) (b) 1.750% 2/07/25	120,000	147,132
Prologis LP GBP 2.250% 6/30/29	150,000	199,434

		469,127

Real Estate Investment Trusts (REITS) — 1.9%
Alexandria Real Estate Equities, Inc. 3.950% 1/15/27	1,415,000	1,384,701
Boston Properties LP 3.650% 2/01/26	850,000	831,129
Brixmor Operating Partnership LP 4.125% 6/15/26	2,000,000	1,961,495
Healthcare Realty Trust, Inc. 3.625% 1/15/28	850,000	805,601
Highwoods Realty LP 4.125% 3/15/28	80,000	79,558
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	850,000	833,255
Regency Centers LP 3.600% 2/01/27	35,000	33,549
Regency Centers Lp Co. Guar 03/28 4.125 4.125% 3/15/28	110,000	110,318
VEREIT Operating Partnership LP 3.950% 8/15/27	1,415,000	1,328,908

		7,368,514

	Principal Amount	Value
Retail — 0.5%
EVOCA SpA EUR (a) (b) 7.000% 10/15/23	$100,000	$129,647
QVC, Inc. 4.375% 3/15/23	1,750,000	1,751,486

		1,881,133

Semiconductors — 0.4%
Asml Holding Nv Sr Unsecured Regs 05/27 1.625 EUR (a) (b) 1.625% 5/28/27	100,000	126,017
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.625% 1/15/24	1,400,000	1,377,221
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.125% 1/15/25	170,000	160,703

		1,663,941

Software — 0.8%
Activision Blizzard, Inc. 4.500% 6/15/47	1,695,000	1,703,576
Microsoft Corp. 4.100% 2/06/37	1,130,000	1,198,232
Veritas US, Inc. / Veritas Bermuda Ltd. EUR (a) (b) 7.500% 2/01/23	100,000	129,197

		3,031,005

Telecommunications — 1.3%
Chorus Ltd. EUR (a) (b) 1.125% 10/18/23	100,000	124,534
Crown Castle International Corp 5.250% 1/15/23	2,095,000	2,226,253
Intelsat Jackson Holdings SA (c) 9.500% 9/30/22	180,000	205,200
Sprint Corp. 7.875% 9/15/23	195,000	198,900
Telecom Italia SpA/Milano EUR (a) (b) 3.625% 5/25/26	150,000	201,783
Telefonica Emisiones SAU EUR (a) (b) 1.460% 4/13/26	200,000	246,607
Verizon Communications, Inc. 4.272% 1/15/36	1,980,000	1,895,383

		5,098,660

TOTAL CORPORATE DEBT (Cost $132,295,537)		131,280,601

The accompanying notes are an integral part of the financial statements.

103

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.0%
Auto Floor Plan ABS — 0.7%
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class B 3.320% 3/15/25	$1,200,000	$1,203,672
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A, FRN (c) (d) 2.161% 3/15/22	785,000	784,717
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C (c) 2.970% 1/18/22	495,000	493,596
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class C (c) 3.250% 3/15/22	395,000	395,754

		2,877,739

Automobile ABS — 5.7%
Ally Auto Receivables Trust 2016-3, Series 2016-3, Class C 2.320% 10/15/21	780,000	772,356
AmeriCredit Automobile Receivables 2015-4, Series 2015-4, Class D 3.720% 12/08/21	1,175,000	1,189,172
AmeriCredit Automobile Receivables Trust 2016-2, Series 2016-2, Class B 2.210% 5/10/21	640,000	636,313
AmeriCredit Automobile Receivables Trust 2017-1, Series 2017-1, Class B 2.300% 2/18/22	1,038,000	1,023,661
AmeriCredit Automobile Receivables Trust 2017-4, Series 2017-4, Class C 2.600% 9/18/23	1,390,000	1,363,460
ARI Fleet Lease Trust 2017-A, Series 2017-A, Class A3 (c) 2.280% 4/15/26	1,335,000	1,314,644
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A (c) 2.630% 12/20/21	1,375,000	1,361,951
Capital Auto Receivables Asset Trust 2015-2, Series 2015-2, Class B 2.290% 5/20/20	1,195,000	1,192,722
Capital Auto Receivables Asset Trust 2016-2, Series 2016-2, Class C 2.420% 6/21/21	340,000	337,654
Capital Auto Receivables Asset Trust 2018-1, Series 2018-1, Class C (c) 3.360% 11/21/22	510,000	509,994
Capital Auto Receivables Asset Trust 2018-1, Series 2018-1, Class D (c) 3.700% 6/20/25	800,000	799,823
CarMax Auto Owner Trust 2017-2, Series 2017-2, Class B 2.410% 12/15/22	1,390,000	1,363,404

	Principal Amount	Value
CarMax Auto Owner Trust 2017-3, Series 2017-3, Class B 2.440% 2/15/23	$1,215,000	$1,193,088
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (c) 2.600% 7/20/22	1,192,000	1,185,277
Enterprise Fleet Financing LLC, Series 2018-1, Class A2 (c) 2.870% 10/20/23	1,180,000	1,179,880
GM Financial Automobile Leasing Trust 2017-3, Series 2017-3, Class C 2.730% 9/20/21	1,375,000	1,361,485
Hyundai Auto Lease Securitization Trust 2017-A, Series 2017-A, Class B (c) 2.390% 5/17/21	780,000	774,328
Hyundai Auto Lease Securitization Trust 2018-A, Series 2018-A, Class A3 (c) 2.810% 4/15/21	1,270,000	1,269,157
Santander Retail Auto Lease Trust 2018-A, Series 2018-A, Class C (c) 3.490% 5/20/22	385,000	384,944
World Omni Automobile Lease Securitization Trust 2017-A, Series 2017-A, Class B 2.480% 8/15/22	1,734,000	1,715,826
World Omni Automobile Lease Securitization Trust 2018-A, Series 2018-A, Class A3 2.830% 7/15/21	340,000	339,956
World Omni Automobile Lease Securitization Trust 2018-A, Series 2018-A, Class B 3.060% 5/15/23	720,000	719,869

		21,988,964

Commercial MBS — 4.1%
BANK 2017-BNK5, Series 2017-BNK5, Class B, VRN (d) 3.896% 6/15/60	980,000	977,816
BANK 2017-BNK5, Series 2017-BNK5, Class C, VRN (d) 4.259% 6/15/60	850,000	836,523
BENCHMARK 2018-B3 Mortgage Trust, Series 2018-B3, Class AS 4.195% 4/10/51	375,000	389,354
BX Trust 2017-IMC, Series 2017-IMC, Class D, FRN (c) (d) 4.027% 10/15/32	650,000	650,279
CGGS Commercial Mortgage Trust 2018-WSS, Series 2018-WSS, Class A, FRN (c) (d) 2.650% 2/15/37	840,000	840,046

The accompanying notes are an integral part of the financial statements.

104

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CGGS Commercial Mortgage Trust 2018-WSS, Series 2018-WSS, Class B, FRN (c) (d) 2.850% 2/15/37	$345,000	$345,009
Citigroup Commercial Mortgage Trust 2018-B2, Series 2018-B2, Class A4 4.009% 3/10/51	460,000	476,235
Citigroup Commercial Mortgage Trust 2018-B2, Series 2018-B2, Class C, VRN (d) 4.831% 3/10/51	205,000	212,068
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class AM, VRN (d) 3.603% 3/10/48	1,375,000	1,366,466
COMM 2017-COR2 Mortgage Trust, Series 2017-COR2, Class A3 3.510% 9/10/50	1,720,000	1,710,341
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4 3.762% 2/10/49	1,064,375	1,079,396
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class AM, VRN (d) 4.158% 10/10/48	1,650,000	1,688,368
CSAIL 2015-C3 Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718% 8/15/48	1,004,000	1,015,150
JPMDB Commercial Mortgage Securities Trust 2017-C5, Series 2017-C5, Class C, VRN (d) 4.512% 3/15/50	480,000	478,918
Morgan Stanley Baml Trust Msbam 2015 C22 As 3.561% 4/15/48	260,000	259,371
RETL, Series 2018-RVP, Class A, FRN (c) (d) 2.877% 3/15/33	840,000	843,942
Wells Fargo Commercial Mortgage Trust 2014-LC18, Series 2014-LC18, Class AS 3.808% 12/15/47	1,695,000	1,705,184
Wells Fargo Commercial Mortgage Trust 2017-C39, Series 2017-C39, Class B 4.025% 9/15/50	1,010,000	1,009,187

		15,883,653

Credit Card ABS — 1.1%
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A 2.210% 5/15/24	1,735,000	1,696,170

	Principal Amount	Value
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A 2.970% 3/15/24	$1,530,000	$1,529,847
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360% 3/15/24	1,020,000	1,019,761

		4,245,778

Other ABS — 0.8%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	490,089	490,491
Hilton Grand Vacations Trust 2014-A, Series 2014-AA, Class B, VRN (c) (d) 2.070% 11/25/26	453,916	445,243
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A2R2, FRN (c) (d) 3.030% 4/15/27	820,000	820,000
Towd Point Mortgage Trust 2015-6, Series 2015-6, Class A1, VRN (c) (d) 3.500% 4/25/55	851,527	857,761
Verizon Owner Trust 2018-1, Series 2018-1A, Class C (c) 3.200% 9/20/22	650,000	650,578

		3,264,073

Student Loans ABS — 1.3%
Navient Student Loan Trust, Series 2018-2A, Class A2, FRN (c) (d) 2.358% 3/25/67	560,000	559,993
Nelnet Student Loan Trust 2006-1, Series 2006-1, Class A6, 3 mo. USD LIBOR + .450%, FRN (c) 2.370% 8/23/36	1,195,000	1,172,785
SMB Private Education Loan Trust, Series 2016-B, Class A2A (c) 2.430% 2/17/32	1,400,000	1,367,893
SMB Private Education Loan Trust 2015-A, Series 2015-A, Class A2A (c) 2.490% 6/15/27	331,645	326,184
SMB Private Education Loan Trust 2017-B, Series 2017-B, Class A2A (c) 2.820% 10/15/35	380,000	371,473
SMB Private Education Loan Trust 2018-A, Series 2018-A, Class A2A (c) 3.500% 2/15/36	1,310,000	1,309,761

		5,108,089

WL Collateral CMO — 1.3%
Sequoia Mortgage Trust 2017-CH1, Series 2017-CH1, Class A2, VRN (c) (d) 3.500% 8/25/47	1,559,757	1,545,071

The accompanying notes are an integral part of the financial statements.

105

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sequoia Mortgage Trust 2017-CH1, Series 2017-CH1, Class A13, VRN (c) (d) 4.000% 8/25/47	$450,000	$456,232
Verus Securitization Trust 2017-1, Series 2017-1A, Class A3, VRN (c) (d) 3.716% 1/25/47	1,308,350	1,320,887
Verus Securitization Trust 2017-2, Series 2017-2A, Class A3, VRN (c) (d) 2.845% 7/25/47	1,605,078	1,596,923

		4,919,113

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,379,185)		58,287,409

SOVEREIGN DEBT OBLIGATIONS — 9.1%
Albania Government International Bond EUR (a) (b) 5.750% 11/12/20	100,000	137,195
Argentine Republic Government International Bond EUR (b) 3.375% 1/15/23	125,000	152,145
Argentine Republic Government International Bond 5.875% 1/11/28	350,000	329,175
Australia Government Bond AUD (a) (b) 3.000% 3/21/47	330,000	243,847
Bahamas Government International Bond (c) 6.000% 11/21/28	650,000	674,375
Bermuda Government International Bond (c) 4.854% 2/06/24	500,000	526,295
Brazil Notas do Tesouro Nacional Serie F BRL (b) 10.000% 1/01/21	3,600,000	1,171,710
Brazil Notas do Tesouro Nacional Serie F BRL (b) 10.000% 1/01/27	630,000	201,524
Brazil Notas do Tesouro Nacional Series F BRL (b) 10.000% 1/01/23	3,125,000	1,011,423
Bundesrepublik Deutschland EUR (a) (b) 0.250% 2/15/27	250,000	304,401
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/25	180,000	226,990

	Principal Amount	Value
Bundesrepublik Deutschland EUR (a) (b) 1.250% 8/15/48	$124,000	$156,300
Bundesrepublik Deutschland EUR (a) (b) 2.500% 7/04/44	51,000	82,824
Canadian Government Bond CAD (b) 1.000% 6/01/27	1,264,000	892,212
Canadian Government Bond CAD (b) 3.500% 12/01/45	285,000	278,445
Colombian TES COP (b) 7.500% 8/26/26	1,683,700,000	646,338
Cyprus Government International Bond EUR (a) (b) 3.750% 7/26/23	300,000	414,096
Cyprus Government International Bond EUR (a) (b) 3.875% 5/06/22	335,000	461,760
Cyprus Government International Bond EUR (a) (b) 4.250% 11/04/25	230,000	330,407
Czech Republic International EUR (a) (b) 3.875% 5/24/22	260,000	369,120
France Government Bond OAT EUR (a) (b) 1.750% 11/25/24	240,000	324,833
France Government Bond OAT EUR (c) (b) 1.750% 5/25/66	9,000	11,189
France Government Bond OAT EUR (a) (b) 3.250% 5/25/45	945,000	1,623,857
France Government Bond OAT EUR (a) (b) 5.750% 10/25/32	100,000	203,037
Hungary Government Bond HUF (b) 3.000% 10/27/27	196,000,000	810,646
Indonesia Government International Bond (c) 3.700% 1/08/22	200,000	200,744
Indonesia Government International Bond EUR (a) (b) 3.750% 6/14/28	280,000	389,900
Indonesia Treasury Bond IDR (b) 8.375% 3/15/24	4,500,000,000	357,106
Indonesia Treasury Bond IDR (b) 8.750% 5/15/31	1,500,000,000	122,953

The accompanying notes are an integral part of the financial statements.

106

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ireland Government Bond EUR (a) (b) 1.000% 5/15/26	$380,000	$481,174
Ireland Government Bond EUR (b) 4.500% 4/18/20	135,000	183,102
Ireland Government Bond EUR (b) 5.400% 3/13/25	326,000	536,948
Israel Government Bond - Fixed ILS (b) 1.750% 8/31/25	3,200,000	944,874
Israel Government International Bond EUR (a) (b) 1.500% 1/18/27	130,000	162,428
Israel Government International Bond EUR (a) (b) 4.625% 3/18/20	180,000	241,601
Italy Buoni Poliennali Del Tesoro EUR (b) 0.900% 8/01/22	537,000	672,793
Italy Buoni Poliennali Del Tesoro EUR (b) 2.000% 12/01/25	510,000	655,152
Italy Buoni Poliennali Del Tesoro EUR (b) 4.500% 3/01/24	320,000	474,171
Italy Buoni Poliennali Del Tesoro EUR (b) 4.750% 9/01/21	600,000	853,688
Italy Buoni Poliennali Del Tesoro EUR (b) 5.000% 3/01/22	250,000	363,632
Italy Buoni Poliennali Del Tesoro EUR (b) 5.500% 9/01/22	990,000	1,485,250
Kingdom of Belgium Government Bond EUR (c) (b) 4.250% 3/28/41	270,000	522,662
Kingdom of Belgium Government Bond EUR (c) (b) 5.000% 3/28/35	80,000	157,578
Malaysia Government Bond MYR (b) 4.392% 4/15/26	810,000	214,275
Malaysia Government Bond MYR (b) 4.736% 3/15/46	4,360,000	1,110,166
Mexican Bonos MXN (b) 10.000% 12/05/24	11,930,000	752,797
Mexican Bonos MXN (b) 7.500% 6/03/27	1,200,000	66,818
Mexican Bonos MXN (b) 7.750% 11/13/42	2,400,000	133,992
Mexico Government International Bond 4.000% 10/02/23	330,000	337,920
Mexico Government International Bond 4.125% 1/21/26	330,000	334,620

	Principal Amount	Value
Morocco Government International Bond EUR (a) (b) 4.500% 10/05/20	$200,000	$271,929
Netherlands Government Bond EUR (b) 5.500% 1/15/28	50,000	90,745
New South Wales Treasury Corp. AUD (b) 4.000% 4/20/23	620,000	508,901
New South Wales Treasury Corp. AUD (a) (b) 4.000% 5/20/26	415,000	345,100
Norway Government Bond NOK (c) (b) 3.000% 3/14/24	700,000	96,372
Peru Government Bond PEN (c) (b) 6.150% 8/12/32	1,980,000	674,339
Portugal Obrigacoes do Tesouro OT EUR (c) (b) 3.875% 2/15/30	85,000	126,845
Portugal Obrigacoes do Tesouro OT EUR (c) (b) 4.100% 2/15/45	166,000	263,926
Portugal Obrigacoes do Tesouro OT EUR (c) (b) 4.950% 10/25/23	356,000	543,171
Province of Ontario Canada CAD (b) 2.600% 6/02/25	100,000	77,402
Province of Ontario Canada CAD (b) 3.500% 6/02/43	45,000	37,771
Province of Quebec Canada CAD (b) 5.000% 12/01/38	210,000	213,873
Republic of Austria Government Bond EUR (c) (b) 3.800% 1/26/62	108,000	228,829
Republic of South Africa Government Bond ZAR (b) 10.500% 12/21/26	9,673,000	944,524
Romania Government Bond RON (b) 4.750% 2/24/25	640,000	173,922
Romania Government Bond RON (b) 5.850% 4/26/23	1,480,000	422,162
Romanian Government International Bond EUR (a) (b) 4.625% 9/18/20	240,000	328,825
Russian Federal Bond - OFZ RUB (b) 8.150% 2/03/27	14,500,000	274,624
Singapore Government Bond SGD (b) 3.125% 9/01/22	310,000	247,404
Slovenia Government Bond EUR (a) (b) 1.250% 3/22/27	605,000	766,439
Slovenia Government Bond EUR (a) (b) 1.500% 3/25/35	90,000	110,143
Slovenia Government Bond EUR (a) (b) 4.625% 9/09/24	80,000	124,669

The accompanying notes are an integral part of the financial statements.

107

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Slovenia Government International Bond (a) 5.250% 2/18/24	$200,000	$220,787
Spain Government Bond EUR (c) (b) 1.450% 10/31/27	690,000	876,387
Spain Government Bond EUR (c) (b) 1.500% 4/30/27	500,000	640,695
Spain Government Bond EUR (c) (b) 3.450% 7/30/66	83,000	129,039
Spain Government Bond EUR (c) (b) 5.150% 10/31/44	62,000	123,536
Sweden Government Bond SEK (b) 1.000% 11/12/26	3,400,000	424,251
Thailand Government Bond THB (b) 3.650% 6/20/31	2,105,000	72,595
Thailand Government Bond THB (b) 4.875% 6/22/29	7,000,000	270,601
United Kingdom Gilt GBP (a) (b) 1.500% 1/22/21	108,000	154,145
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/46	737,000	1,624,914
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/30	200,000	384,049
Vietnam Government International Bond (a) 6.750% 1/29/20	230,000	242,870

		35,376,272

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $35,014,183)		35,376,272

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 20.7%
Pass-Through Securities — 18.7%
Federal National Mortgage Association Pool #BC9043 2.500% 11/01/31	1,034,410	1,015,944
Pool #MA2781 2.500% 10/01/46	763,375	720,018
Pool #MA3283 3.000% 2/01/33	24,605	24,598
Pool #AL9412 3.000% 11/01/36	1,300,444	1,291,198
Pool #MA2737 3.000% 9/01/46	2,552,023	2,493,206
Pool #BD8462 3.000% 11/01/46	4,582,930	4,480,889
Pool #BM1418 3.000% 4/01/47	4,500,094	4,399,897
Pool #MA3313 3.500% 3/01/33	2,652,407	2,705,870

	Principal Amount	Value
Pool #AS4449 3.500% 2/01/35	$351,210	$357,631
Pool #BC1747 3.500% 1/01/46	5,385,765	5,413,535
Pool #BM3122 3.500% 10/01/47	6,775,218	6,822,856
Pool #MA3327 4.000% 3/01/33	328,202	341,150
Pool #BF0198 4.000% 11/01/40	354,656	365,822
Pool #BM3385 4.000% 6/01/45	5,829,858	6,004,298
Pool #CA0062 4.000% 7/01/47	2,061,682	2,120,150
Pool #BM1765 4.500% 10/01/47	982,365	1,030,562
Pool #AL9893 5.000% 2/01/45	940,461	1,015,220
Pool #BM3279 5.500% 5/01/44	4,061,923	4,445,348
Federal National Mortgage Association TBA Pool #5650 3.000% 4/17/33 (e)	2,150,000	2,147,480
Pool #1058 3.500% 4/12/48 (e)	1,645,000	1,648,470
Pool #11192 4.000% 4/12/48 (e)	365,000	374,524
Pool #20567 4.500% 4/12/48 (e)	2,435,000	2,549,521
Government National Mortgage Association Pool #MA3935 2.500% 9/20/46	534,831	511,516
Pool #MA4450 3.000% 5/20/47	616,649	608,218
Pool #MA4004 3.500% 10/20/46	2,488,425	2,516,614
Pool #MA4452 4.000% 5/20/47	1,257,201	1,295,163
Pool #MA4511 4.000% 6/20/47	2,572,654	2,647,924
Pool #MA4720 4.000% 9/20/47	3,903,724	4,015,499
Pool #MA4588 4.500% 7/20/47	2,889,411	3,011,759
Pool #MA4781 5.000% 10/20/47	2,130,901	2,241,441
Government National Mortgage Association II Pool #MA3873 3.000% 8/20/46	498,722	492,293

The accompanying notes are an integral part of the financial statements.

108

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA3936 3.000% 9/20/46	$1,708,253	$1,686,233
Pool #MA4126 3.000% 12/20/46	112,587	111,048
Pool #MA3597 3.500% 4/20/46	620,036	627,835
Government National Mortgage Association II TBA (e) Pool #1019 4.500% 4/19/48	655,000	681,251

		72,214,981

Whole Loans — 2.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1 FRN 2.322% 7/25/30 (d)	918,927	914,791
Series 2017-DNA3, Class M1 FRN 2.622% 3/25/30 (d)	838,327	839,282
Series 2018-SPI1, Class M2 VRN 3.746% 2/25/48 (c) (d) (f) (g)	95,000	83,681
Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30 (d)	610,000	610,427
Series 2017-HQA3, Class M2 FRN 4.222% 4/25/30 (d)	855,000	862,546
Series 2017-HQA2, Class M2 1 mo. USD LIBOR + 2.650%, FRN 4.522% 12/25/29	825,000	848,005
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C02, Class 2M1 1 mo. USD LIBOR + 1.150%, FRN 3.022% 9/25/29	504,083	506,847
Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30 (d)	540,000	540,347
Series 2018-C01, Class 1M2 FRN 4.122% 7/25/30 (d)	855,000	860,599
Series 2017-C07, Class 2M2 FRN 4.372% 5/25/30 (d)	830,000	841,853
Series 2017-C06, Class 1M2 FRN 4.522% 2/25/30 (d)	855,000	876,961

		7,785,339

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $79,731,463)		80,000,320

U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bonds & Notes — 13.4%
U.S. Treasury Bond (h) 2.750% 11/15/47	13,300,000	12,714,228

	Principal Amount	Value
U.S. Treasury Inflation Index 0.125% 4/15/22	$3,463,478	$3,414,657
U.S. Treasury Inflation Index 0.125% 7/15/26	1,860,336	1,787,885
U.S. Treasury Note 1.750% 11/15/20	1,720,000	1,693,209
U.S. Treasury Note 2.000% 1/31/20	32,000,000	31,848,749
U.S. Treasury Note 2.250% 11/15/27	400,000	383,168

		51,841,896

TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,465,607)		51,841,896

TOTAL BONDS & NOTES (Cost $367,007,469)		366,894,090

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $69,040)		86,531

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
T. Rowe Price Government Reserve Investment Fund	1,202,320	1,202,320

TOTAL MUTUAL FUNDS (Cost $1,202,320)		1,202,320

TOTAL LONG-TERM INVESTMENTS (Cost $368,278,829)		368,182,941

SHORT-TERM INVESTMENTS — 6.9%
Commercial Paper — 0.4%
Newell Rubbermaid, Inc. (c) 2.438% 4/05/18	250,000	249,888
Newell Rubbermaid, Inc. (c) 2.439% 4/03/18	445,000	444,858
Transcanada Pipelines Ltd. (c) 2.510% 4/19/18	660,000	659,171

		1,353,917

Repurchase Agreement — 5.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (i)	19,774,846	19,774,846

The accompanying notes are an integral part of the financial statements.

109

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 1.4%
Egypt Treasury Bills EGP (b) 14.224% 2/05/19	$3,700,000	$183,595
France Treasury Bill BTF EUR (a) (b) 0.010% 5/03/18	4,205,000	5,176,597

		5,360,192

TOTAL SHORT-TERM INVESTMENTS (Cost $26,494,349)		26,488,955

TOTAL INVESTMENTS — 101.9% (Cost $394,773,178) (j)		394,671,896

Other Assets/(Liabilities) — (1.9)%		(7,251,475)

NET ASSETS — 100.0%		$387,420,421

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OAT	Obligations Assimilables du Tresor
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $31,781,482 or 8.20% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $62,878,616 or 16.23% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Investment was valued using significant unobservable inputs.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $83,681 or 0.02% of net assets.
(h)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(i)	Maturity value of $19,776,472. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 5/31/24, and an aggregate market value, including accrued interest, of $20,175,148.
(j)	See Note 6 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Options contracts at March 31, 2018:

Units	Notional Amount	Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
142	USD 14,200,000	5/25/18	U.S. Treasury Note 10 Year Future, Strike 121.50	$69,039	$86,531	$17,492

The accompanying notes are an integral part of the financial statements.

110

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
CAD	41,000	Bank of America N.A.*	04/20/18	$31,834	$1
CHF	9,000	Bank of America N.A.*	05/18/18	9,522	(74)
CZK	1,244,000	Bank of America N.A.*	12/18/18	61,391	(78)
DKK	55,000	Bank of America N.A.*	04/13/18	9,119	(35)
EUR	367,000	Bank of America N.A.*	05/18/18	453,820	(828)
GBP	43,000	Bank of America N.A.*	05/18/18	59,600	838
JPY	39,446,000	Bank of America N.A.*	05/18/18	372,896	(1,179)
SEK	380,000	Bank of America N.A.*	04/20/18	46,137	(575)
ZAR	661,000	Bank of America N.A.*	05/11/18	55,050	495

				1,099,369	(1,435)

JPY	472,350,000	BNP Paribas SA*	05/18/18	4,453,506	(2,355)

AUD	373,000	Deutsche Bank AG*	05/18/18	294,134	(7,638)
EUR	768,111	Deutsche Bank AG*	05/18/18	954,479	(6,392)
IDR	345,982,000	Deutsche Bank AG*	05/04/18	24,928	142
INR	3,250,000	Deutsche Bank AG*	05/04/18	49,580	64
MYR	304,000	Deutsche Bank AG*	07/13/18	78,245	127
SGD	738,000	Deutsche Bank AG*	05/11/18	563,882	(540)

				1,965,248	(14,237)

AUD	642,000	Goldman Sachs International*	04/23/18	503,505	(10,420)
IDR	3,947,274,000	Goldman Sachs International*	05/04/18	284,386	1,632
INR	18,320,000	Goldman Sachs International*	05/04/18	279,183	654
KRW	562,640,000	Goldman Sachs International*	05/11/18	522,997	5,552
MXN	10,595,000	Goldman Sachs International*	05/18/18	568,152	10,590

				2,158,223	8,008

CAD	1,454,000	JP Morgan Chase Bank N.A.*	04/20/18	1,159,513	(30,537)
CHF	262,000	JP Morgan Chase Bank N.A.*	05/18/18	284,523	(9,481)
CZK	933,000	JP Morgan Chase Bank N.A.*	04/13/18	45,799	(585)
CZK	15,540,000	JP Morgan Chase Bank N.A.*	12/18/18	774,136	(8,211)
DKK	775,000	JP Morgan Chase Bank N.A.*	04/13/18	129,616	(1,618)
EUR	7,602,677	JP Morgan Chase Bank N.A.*	05/18/18	9,489,730	(105,661)
GBP	1,741,000	JP Morgan Chase Bank N.A.*	05/18/18	2,449,155	(2,125)
HUF	10,114,000	JP Morgan Chase Bank N.A.*	04/13/18	40,402	(539)
IDR	3,563,062,000	JP Morgan Chase Bank N.A.*	05/04/18	262,860	(4,681)
ILS	204,000	JP Morgan Chase Bank N.A.*	04/13/18	57,837	358
JPY	906,966,000	JP Morgan Chase Bank N.A.*	04/20/18	8,565,163	(33,125)
KRW	56,509,000	JP Morgan Chase Bank N.A.*	05/11/18	53,163	(78)
MXN	2,362,000	JP Morgan Chase Bank N.A.*	05/18/18	125,801	3,221
MYR	2,573,000	JP Morgan Chase Bank N.A.*	04/13/18	660,641	4,305
MYR	97,000	JP Morgan Chase Bank N.A.*	05/11/18	24,789	256
MYR	304,838	JP Morgan Chase Bank N.A.*	07/13/18	78,742	(154)
NOK	444,000	JP Morgan Chase Bank N.A.*	05/18/18	57,242	(525)
NZD	82,000	JP Morgan Chase Bank N.A.*	05/18/18	60,581	(1,328)

The accompanying notes are an integral part of the financial statements.

111

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy (Continued)
RUB	3,953,000	JP Morgan Chase Bank N.A.*	04/13/18	$69,728	$(805)
SEK	7,900,000	JP Morgan Chase Bank N.A.*	04/20/18	996,162	(48,953)
THB	4,720,000	JP Morgan Chase Bank N.A.*	05/04/18	151,577	(481)
ZAR	8,588,784	JP Morgan Chase Bank N.A.*	05/11/18	730,789	(9,064)

				26,267,949	(249,811)

AUD	2,152,486	Morgan Stanley & Co. LLC*	05/18/18	1,688,153	(34,857)
DKK	2,314,950	Morgan Stanley & Co. LLC*	04/13/18	383,365	(1,031)
EUR	70,000	Morgan Stanley & Co. LLC*	12/18/18	87,416	521
SEK	149,000	Morgan Stanley & Co. LLC*	04/20/18	18,082	(217)

				2,177,016	(35,584)

				$38,121,311	$(295,414)

Contracts to Deliver
AUD	404,000	Bank of America N.A.*	04/23/18	316,416	6,126
AUD	464,000	Bank of America N.A.*	05/18/18	357,403	1,011
CAD	1,663,358	Bank of America N.A.*	04/20/18	1,302,530	10,995
CHF	271,000	Bank of America N.A.*	05/18/18	289,273	4,783
CZK	367,000	Bank of America N.A.*	04/13/18	17,856	71
DKK	3,144,950	Bank of America N.A.*	04/13/18	524,203	4,788
EUR	9,880,635	Bank of America N.A.*	05/18/18	12,239,169	43,391
EUR	134,000	Bank of America N.A.*	12/18/18	167,767	(570)
GBP	1,809,000	Bank of America N.A.*	05/18/18	2,549,230	6,625
HUF	37,364,777	Bank of America N.A.*	04/13/18	148,061	794
ILS	454,480	Bank of America N.A.*	04/13/18	130,975	1,324
JPY	429,835,000	Bank of America N.A.*	04/20/18	4,107,849	64,291
JPY	395,909,000	Bank of America N.A.*	05/18/18	3,722,944	(7,872)
MXN	15,220,173	Bank of America N.A.*	05/18/18	803,278	(28,111)
NOK	447,000	Bank of America N.A.*	05/18/18	57,394	294
NZD	82,000	Bank of America N.A.*	05/18/18	59,550	298
PLN	490,000	Bank of America N.A.*	04/13/18	143,779	632
RON	210,000	Bank of America N.A.*	04/13/18	55,564	110
RUB	17,819,180	Bank of America N.A.*	04/13/18	313,556	2,866
SEK	5,056,436	Bank of America N.A.*	04/20/18	628,281	22,015
SGD	166,000	Bank of America N.A.*	05/11/18	126,202	(512)
ZAR	1,085,976	Bank of America N.A.*	05/11/18	91,003	(252)

				28,152,283	133,097

BRL	2,363,544	BNP Paribas SA*	05/03/18	714,277	97
EUR	71,000	BNP Paribas SA*	05/18/18	87,607	(29)
JPY	477,131,000	BNP Paribas SA*	04/20/18	4,490,535	2,054

				5,292,419	2,122

BRL	492,947	Deutsche Bank AG*	05/03/18	150,891	1,940
COP	1,884,081,000	Deutsche Bank AG*	05/04/18	676,744	2,714
CZK	386,000	Deutsche Bank AG*	04/13/18	18,826	120
GBP	17,000	Deutsche Bank AG*	05/18/18	24,070	176
JPY	115,887,000	Deutsche Bank AG*	05/18/18	1,099,486	7,434

The accompanying notes are an integral part of the financial statements.

112

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
MYR	1,196,943	Deutsche Bank AG*	04/13/18	$306,485	$(2,845)
MYR	3,678,656	Deutsche Bank AG*	05/11/18	935,391	(14,439)
RUB	2,111,000	Deutsche Bank AG*	04/13/18	36,925	118
SEK	310,664	Deutsche Bank AG*	04/20/18	37,664	415

				3,286,482	(4,367)

CAD	75,104	Goldman Sachs International*	04/20/18	57,482	(834)
IDR	563,090,500	Goldman Sachs International*	05/04/18	40,539	(262)
KRW	619,706,000	Goldman Sachs International*	05/11/18	574,653	(7,504)
SEK	2,082,000	Goldman Sachs International*	04/20/18	257,085	7,453
SGD	331,675	Goldman Sachs International*	05/11/18	251,507	(1,673)
THB	2,953,685	Goldman Sachs International*	05/04/18	94,695	142

				1,275,961	(2,678)

AUD	186,000	JP Morgan Chase Bank N.A.*	04/23/18	147,040	4,184
AUD	3,698,434	JP Morgan Chase Bank N.A.*	05/18/18	2,922,055	81,337
EUR	18,892,295	JP Morgan Chase Bank N.A.*	05/18/18	23,552,243	233,274
EUR	610,000	JP Morgan Chase Bank N.A.*	12/18/18	774,449	8,138
GBP	2,734,704	JP Morgan Chase Bank N.A.*	05/18/18	3,827,411	(16,300)
HUF	40,865,037	JP Morgan Chase Bank N.A.*	04/13/18	162,651	1,588
IDR	6,329,922,000	JP Morgan Chase Bank N.A.*	05/04/18	463,052	4,387
ILS	3,056,400	JP Morgan Chase Bank N.A.*	04/13/18	872,194	291
INR	67,219,000	JP Morgan Chase Bank N.A.*	05/04/18	1,043,044	16,278
MXN	4,597,303	JP Morgan Chase Bank N.A.*	05/18/18	243,464	(7,659)
MYR	1,376,057	JP Morgan Chase Bank N.A.*	04/13/18	353,046	(2,571)
PLN	1,364,000	JP Morgan Chase Bank N.A.*	04/13/18	406,925	8,449
SEK	8,885,057	JP Morgan Chase Bank N.A.*	04/20/18	1,109,850	44,533
SGD	1,304,000	JP Morgan Chase Bank N.A.*	05/11/18	998,400	3,011
THB	2,286,000	JP Morgan Chase Bank N.A.*	05/04/18	72,806	(373)
TWD	8,155,000	JP Morgan Chase Bank N.A.*	05/11/18	283,532	3,117

				37,232,162	381,684

AUD	52,000	Morgan Stanley & Co. LLC*	04/23/18	40,584	646
AUD	104,340	Morgan Stanley & Co. LLC*	05/18/18	81,439	1,297
BRL	4,897,653	Morgan Stanley & Co. LLC*	05/03/18	1,489,079	9,180
CAD	1,980,977	Morgan Stanley & Co. LLC*	04/20/18	1,571,194	33,040
EUR	4,950,962	Morgan Stanley & Co. LLC*	05/18/18	6,127,236	16,209
HUF	137,518,372	Morgan Stanley & Co. LLC*	04/13/18	544,790	2,785
INR	1,796,000	Morgan Stanley & Co. LLC*	05/04/18	27,466	32
NOK	778,758	Morgan Stanley & Co. LLC*	05/18/18	100,380	901
THB	8,064,627	Morgan Stanley & Co. LLC*	05/04/18	257,620	(544)
ZAR	12,821,706	Morgan Stanley & Co. LLC*	05/11/18	1,089,913	12,491

				11,329,701	76,037

				$86,569,008	$585,895

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

113

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Euro-BOBL	6/07/18	10	$1,605,600	$9,365
Euro-BTP	6/07/18	4	669,415	13,681
Euro-OAT	6/07/18	4	748,652	12,209
Korea 10 Year Bond	6/19/18	7	787,075	3,290
Korea 3 Year Bond	6/19/18	11	1,108,810	2,645
U.S. Treasury Long Bond	6/20/18	136	19,439,697	501,303
U.S. Treasury Note 2 Year	6/29/18	92	19,548,712	11,351
U.S. Treasury Note 5 Year	6/29/18	104	11,866,981	36,957

				$590,801

Futures Contracts — Short
Euro-Bund	6/07/18	8	$(1,548,284)	$(21,081)
Euro-Buxl 30 Year Bond	6/07/18	3	(595,358)	(15,117)
Euro-Schatz	6/07/18	4	(551,064)	(54)
U.S. Treasury Ultra 10 Year	6/20/18	158	(20,232,234)	(285,547)
U.S. Treasury Note 10 Year	6/20/18	38	(4,563,501)	(39,843)
U.S. Treasury Ultra Long Bond	6/20/18	4	(620,619)	(21,256)
Long Gilt	6/27/18	3	(508,503)	(8,446)

				$(391,344)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
OTC Swaps*
JP Morgan Chase Bank N.A.	USD	260,000	12/20/22	Quarterly	(1.000%)	Republic of South Africa Sovereign Debt	$(493)	$4,684	$4,191
JP Morgan Chase Bank N.A.	USD	260,000	12/20/22	Quarterly	(1.000%)	United Mexican States Sovereign Debt	(631)	232	(399)
JP Morgan Chase Bank N.A.	USD	260,000	12/20/22	Quarterly	(1.000%)	Republic of Brazil Sovereign Debt	(486)	5,929	5,443
JP Morgan Chase Bank N.A.	USD	390,000	12/20/22	Quarterly	(1.000%)	Republic of Turkey Sovereign Debt	2,715	10,889	13,604
JP Morgan Chase Bank N.A.	USD	260,000	12/20/22	Quarterly	(1.000%)	Republic of Chile Sovereign Debt	(258)	(6,126)	(6,384)
JP Morgan Chase Bank N.A.	USD	260,000	12/20/22	Quarterly	(1.000%)	Republic of Peru Sovereign Debt	(461)	(2,803)	(3,264)
Morgan Stanley & Co. LLC	USD	130,000	12/20/22	Quarterly	(1.000%)	Republic of Indonesia Sovereign Debt	271	(750)	(479)
Morgan Stanley & Co. LLC	USD	260,000	12/20/22	Quarterly	(1.000%)	Republic of Malaysia Sovereign Debt	372	(4,309)	(3,937)

							1,029	7,746	8,775

The accompanying notes are an integral part of the financial statements.

114

MassMutual Select T. Rowe Price Bond Asset Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	PLN	3,700,000	2/20/23	Annually/ Semi-Annually	Fixed 2.620%	6-Month WIBOR	$(12,915)	$-	$(12,915)
	PLN	230,000	3/12/23	Annually/ Semi-Annually	Fixed 2.440%	6-Month WIBOR	(222)	-	(222)
	PLN	1,070,000	2/20/28	Annually/ Semi-Annually	Fixed 3.090%	6-Month WIBOR	(6,352)	-	(6,352)

							(19,489)	-	(19,489)

*	Contracts are subject to a Master Netting Agreement.

Collateral for swap agreements held by JP Morgan Chase Bank N.A. amount to $35,628 in securities, at March 31, 2018.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

115

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.9%

CORPORATE DEBT — 39.1%
Argentina — 1.3%
Banco Macro S.A. 5 year USD Swap + 5.463%, VRN (a) 6.750% 11/04/26	$200,000	$200,806
Irsa Propiedades Comerciales S.A. (a) 8.750% 3/23/23	300,000	330,183
Tarjeta Naranja SA BADLARPP + 3.500%, FRN (a) 26.563% 4/11/22	200,000	168,000

		698,989

Brazil — 1.8%
Banco do Brasil SA 10 year CMT + 6.362%, VRN (b) 9.000% 6/29/49	300,000	321,108
Centrais Eletricas Brasileiras SA (b) 5.750% 10/27/21	200,000	204,500
Globo Comunicacao e Participacoes SA (b) 4.843% 6/08/25	200,000	195,500
Itau Unibanco Holding SA/Cayman Island VRN (a) (c) 6.125% 12/31/99	200,000	196,000

		917,108

British Virgin Islands — 0.6%
State Grid Overseas Inv Co. Guar Regs 05/43 4.375 (b) 4.375% 5/22/43	325,000	337,650

Cayman Islands — 0.7%
Cifi Holdings Group Co. LTD VRN (b) (c) 5.375% 12/31/99	200,000	182,378
Emirates NBD Tier 1 Ltd. 6 year USD Swap + 4.513%, VRN (b) 5.750% 5/29/49	200,000	202,660

		385,038

Hong Kong — 1.5%
CNAC HK Finbridge Co. Ltd. (b) 4.625% 3/14/23	800,000	803,707

India — 0.8%
Delhi International Airport Ltd. (a) 6.125% 10/31/26	200,000	200,812
NTPC Ltd. (b) 4.500% 3/19/28	200,000	199,092

		399,904

Indonesia — 2.0%
Pertamina Persero PT (b) 5.625% 5/20/43	1,000,000	1,025,699

	Principal Amount	Value
Ireland — 0.4%
Metalloinvest Finance DAC (a) 4.850% 5/02/24	$200,000	$198,599

Israel — 0.9%
Delek & Avner Tamar Bond Ltd. (a) 4.435% 12/30/20	300,000	300,948
Israel Electric Corp. Ltd. (a) (b) 4.250% 8/14/28	200,000	195,964

		496,912

Kazakhstan — 1.0%
KazMunayGas National Co. JSC (b) 5.750% 4/30/43	500,000	518,750

Luxembourg — 2.2%
Gazprom OAO Via Gaz Capital SA (b) 7.288% 8/16/37	100,000	117,887
MHP SE (b) 7.750% 5/10/24	200,000	210,620
Minerva Luxembourg SA (a) 6.500% 9/20/26	200,000	192,000
Rumo Luxembourg Sarl (a) 7.375% 2/09/24	200,000	214,040
Sberbank of Russia Via SB Capital SA 5 year CMT + 4.023%, VRN (b) 5.500% 2/26/24	200,000	201,500
Ultrapar International SA (b) 5.250% 10/06/26	200,000	198,750

		1,134,797

Mauritius — 0.8%
HTA Group Ltd/Mauritius (b) 9.125% 3/08/22	200,000	211,760
MTN Mauritius Investment Ltd. (b) 6.500% 10/13/26	200,000	210,500

		422,260

Mexico — 10.6%
Axtel SAB de CV (a) 6.375% 11/14/24	200,000	203,000
Cemex SAB de CV (b) 7.750% 4/16/26	200,000	220,340
Grupo Cementos de Chihuahua SAB de CV (a) 5.250% 6/23/24	200,000	200,000
Mexico City Airport Trust (a) 5.500% 7/31/47	350,000	319,375
Nemak SAB de CV (a) 4.750% 1/23/25	200,000	198,520
Petroleos Mexicanos 5.500% 6/27/44	500,000	445,250
Petroleos Mexicanos 6.500% 3/13/27	1,200,000	1,281,600

The accompanying notes are an integral part of the financial statements.

116

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 6.500% 6/02/41	$1,500,000	$1,488,750
Petroleos Mexicanos 6.750% 9/21/47	1,000,000	1,011,880
Unifin Financiera SAB de CV SOFOM ENR VRN (a) (c) 8.875% 12/31/99	200,000	195,000

		5,563,715

Netherlands — 5.7%
Marfrig Holdings Europe BV (b) 8.000% 6/08/23	300,000	301,875
Nostrum Oil & Gas Finance BV (b) 8.000% 7/25/22	200,000	205,325
Petrobras Global Finance BV (a) 5.999% 1/27/28	1,600,000	1,584,000
Petrobras Global Finance BV 6.850% 12/31/99	600,000	567,000
Petrobras Global Finance BV 8.750% 5/23/26	100,000	117,535
Teva Pharmaceutical Finance Netherlands III BV (a) 6.750% 3/01/28	200,000	197,626

		2,973,361

Peru — 0.4%
Peru LNG Srl (a) 5.375% 3/22/30	200,000	200,450

South Africa — 2.5%
Eskom Holdings SOC Ltd. (b) 5.750% 1/26/21	300,000	297,207
Eskom Holdings SOC Ltd. (b) 7.125% 2/11/25	1,000,000	1,020,862

		1,318,069

United Kingdom — 0.4%
Tullow Oil PLC (b) 6.250% 4/15/22	200,000	201,750

United States — 0.8%
Stillwater Mining Co. (b) 6.125% 6/27/22	200,000	199,252
Vrio Finco 1 LLC / Vrio Finco 2, Inc. (a) 6.250% 4/04/23	200,000	202,000

		401,252

Venezuela — 4.7%
Petroleos de Venezuela SA (b) 6.000% 5/16/24	2,400,000	654,000
Petroleos de Venezuela SA (b) 8.500% 10/27/20	375,000	320,250
Petroleos de Venezuela SA (b) 9.000% 11/17/21	3,090,000	996,525

	Principal Amount	Value
Petroleos de Venezuela SA (b) 12.750% 2/17/22	$1,500,000	$508,875

		2,479,650

TOTAL CORPORATE DEBT (Cost $20,343,583)		20,477,660

SOVEREIGN DEBT OBLIGATIONS — 56.7%
Argentina — 6.2%
Argentine Republic Government International Bond, VRN (c) 12/15/35	2,000,000	167,680
Argentine Republic Government International Bond (a) 7.125% 6/28/99	400,000	368,600
Argentine Republic Government International Bond 7.500% 4/22/26	1,300,000	1,387,100
Argentine Republic Government International Bond 8.280% 12/31/33	1,191,732	1,304,947

		3,228,327

Bahamas — 0.8%
Bahamas Government International Bond (a) 6.000% 11/21/28	400,000	415,000

Brazil — 2.9%
Brazil Notas do Tesouro Nacional Series F BRL (d) 10.000% 1/01/23	3,500,000	1,132,794
Brazilian Government International Bond 5.625% 1/07/41	400,000	392,500

		1,525,294

Colombia — 1.6%
Colombia Government International Bond 5.625% 2/26/44	600,000	654,000
Colombian TES COP (d) 7.500% 8/26/26	500,000,000	191,940

		845,940

Dominican Republic — 1.1%
Dominican Republic International Bond (b) 6.850% 1/27/45	400,000	431,000
Dominican Republic International Bond (a) 6.875% 1/29/26	150,000	166,306

		597,306

The accompanying notes are an integral part of the financial statements.

117

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Egypt — 1.8%
Egypt Government International Bond (b) 7.500% 1/31/27	$300,000	$324,646
Egypt Government International Bond (b) 8.500% 1/31/47	550,000	612,975

		937,621

El Salvador — 1.7%
El Salvador Government International Bond (b) 7.650% 6/15/35	250,000	263,585
El Salvador Government International Bond (a) 8.625% 2/28/29	550,000	631,125

		894,710

Ghana — 4.0%
Ghana Government International Bond (b) 8.125% 1/18/26	1,500,000	1,608,933
Ghana Government International Bond (b) 9.250% 9/15/22	400,000	455,456

		2,064,389

Indonesia — 2.8%
Indonesia Government International Bond (b) 4.625% 4/15/43	750,000	735,387
Indonesia Treasury Bond IDR (d) 5.625% 5/15/23	5,000,000,000	357,727
Perusahaan Penerbit SBSN Indonesia III (b) 4.550% 3/29/26	350,000	357,759

		1,450,873

Ivory Coast — 1.0%
Ivory Coast Government International Bond, STEP (b) 5.750% 12/31/32	567,000	544,851

Jamaica — 2.2%
Jamaica Government International Bond 6.750% 4/28/28	500,000	555,000
Jamaica Government International Bond 8.000% 3/15/39	500,000	597,500

		1,152,500

Lebanon — 2.8%
Lebanon Government International Bond (b) 6.850% 3/23/27	1,200,000	1,159,740

	Principal Amount	Value
Lebanon Government International Bond (b) 8.250% 4/12/21	$300,000	$315,810

		1,475,550

Mexico — 1.4%
Mexican Bonos MXN (d) 7.500% 6/03/27	1,500,000	83,523
Mexican Bonos MXN (d) 7.750% 5/29/31	1,500,000	84,426
Mexico Government International Bond 4.750% 3/08/44	600,000	583,500

		751,449

Mongolia — 0.8%
Mongolia Government International Bond (b) 5.125% 12/05/22	200,000	195,570
Mongolia Government International Bond (b) 5.625% 5/01/23	200,000	197,325

		392,895

Nigeria — 0.4%
Nigeria Government International Bond (b) 6.500% 11/28/27	200,000	202,612

Oman — 1.5%
Oman Government International Bond (b) 4.750% 6/15/26	600,000	565,260
Oman Government International Bond (a) 6.750% 1/17/48	250,000	239,892

		805,152

Qatar — 0.8%
SoQ Sukuk A QSC (b) (d) 3.241% 1/18/23	400,000	391,029

Russia — 0.4%
Russian Foreign Bond—Eurobond (b) 5.625% 4/04/42	200,000	214,792

Saudi Arabia — 0.8%
Saudi Government International Bond (b) 3.250% 10/26/26	450,000	421,413

Senegal — 0.4%
Senegal Government International Bond (b) 6.250% 5/23/33	200,000	197,000

Serbia — 3.0%
Serbia International Bond (b) 7.250% 9/28/21	1,400,000	1,556,828

The accompanying notes are an integral part of the financial statements.

118

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Africa — 3.1%
Republic of South Africa Government Bond ZAR (d) 6.500% 2/28/41	$4,000,000	$260,977
Republic of South Africa Government Bond ZAR (d) 8.250% 3/31/32	2,500,000	207,263
Republic of South Africa Government International Bond 4.850% 9/27/27	600,000	591,720
Republic of South Africa Government International Bond 5.650% 9/27/47	550,000	543,235

		1,603,195

Sri Lanka — 2.9%
Republic Of Sri Lanka International Bond (b) 5.750% 1/18/22	900,000	909,952
Sri Lanka Government International Bond (a) 6.825% 7/18/26	600,000	616,827

		1,526,779

Turkey — 5.7%
Turkey Government International Bond 6.000% 3/25/27	1,500,000	1,518,870
Turkey Government International Bond 6.250% 9/26/22	1,200,000	1,271,033
Turkey Government International Bond 6.875% 3/17/36	200,000	207,888

		2,997,791

Ukrainian Ssr — 4.5%
Ukraine Government International Bond (b) 7.375% 9/25/32	600,000	578,400
Ukraine Government International Bond (b) 7.750% 9/01/20	1,300,000	1,361,568
Ukraine Government International Bond (b) 7.750% 9/01/25	400,000	409,545

		2,349,513

Venezuela — 0.9%
Republic of Venezuela 9.250% 9/15/27	300,000	96,510
Venezuela Government International Bond (b) 7.750% 10/13/19	1,000,000	297,500
Venezuela Government International Bond (b) 11.750% 10/21/26	300,000	97,710

		491,720

	Principal Amount	Value
Vietnam — 1.2%
Vietnam Government International Bond (b) 4.800% 11/19/24	$600,000	$611,773

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $29,700,011)		29,646,302

U.S. TREASURY OBLIGATIONS — 0.1%
United States — 0.1%
U.S. Treasury Note (e) 0.750% 10/31/18	50,000	49,645

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,641)		49,645

TOTAL BONDS & NOTES (Cost $50,093,235)		50,173,607

TOTAL LONG-TERM INVESTMENTS (Cost $50,093,235)		50,173,607

SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18 0.740% due 4/02/18 (f)	719,218	719,218

Sovereign Debt Obligation — 0.5%
Egypt Treasury Bills EGP (d) 14.483% 7/24/18	5,300,000	285,074

		285,074

TOTAL SHORT-TERM INVESTMENTS (Cost $1,004,397)		1,004,292

TOTAL INVESTMENTS — 97.8% (Cost $51,097,632) (g)		51,177,899

Other Assets/(Liabilities) — 2.2%		1,145,016

NET ASSETS — 100.0%		$52,322,915

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

119

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $7,935,073 or 15.17% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $25,282,705 or 48.32% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	Maturity value of $719,277. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $737,759.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
IDR	1,931,651,000	Bank of America, N.A.*	05/04/18	$141,887	$(1,920)

BRL	1,360,000	BNP Paribas SA*	04/06/18	408,654	3,182

COP	491,690,000	Deutsche Bank AG*	05/04/18	172,644	3,258
MYR	276,000	Deutsche Bank AG*	07/13/18	71,038	116

				243,682	3,374

CAD	354,000	Goldman Sachs International*	04/20/18	275,482	(614)
INR	9,384,000	Goldman Sachs International*	05/03/18	143,585	(227)

				419,067	(841)

EGP	5,053,000	JP Morgan Chase Bank N.A.*	04/10/18	283,956	2,091
INR	9,156,000	JP Morgan Chase Bank N.A.*	05/03/18	140,613	(738)
MYR	553,000	JP Morgan Chase Bank N.A.*	04/13/18	141,988	925
MYR	236,000	JP Morgan Chase Bank N.A.*	07/13/18	60,960	(119)
PHP	7,388,000	JP Morgan Chase Bank N.A.*	04/06/18	141,181	389

				768,698	2,548

BRL	2,282,997	Morgan Stanley & Co. LLC*	04/06/18	694,384	(3,045)
MXN	2,664,000	Morgan Stanley & Co. LLC*	05/18/18	141,986	3,533

				836,370	488

				$2,818,358	$6,831

Contracts to Deliver
BRL	1,446,000	BNP Paribas SA*	07/03/18	$431,204	$(3,317)

MYR	276,000	Deutsche Bank AG*	04/13/18	71,208	(120)

IDR	5,057,695,000	Goldman Sachs International*	05/04/18	367,886	1,407
INR	9,156,000	Goldman Sachs International*	05/03/18	139,446	(429)
PHP	7,388,000	Goldman Sachs International*	04/06/18	140,416	(1,154)
TWD	8,271,000	Goldman Sachs International*	05/11/18	287,138	2,734
TWD	6,883,000	Goldman Sachs International*	06/08/18	238,001	845

				1,172,887	3,403

The accompanying notes are an integral part of the financial statements.

120

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
CLP	252,457,000	JP Morgan Chase Bank N.A.*	05/11/18	$424,191	$6,100
COP	550,440,500	JP Morgan Chase Bank N.A.*	05/04/18	192,799	(4,121)
EGP	5,053,000	JP Morgan Chase Bank N.A.*	04/10/18	282,923	(3,125)
HUF	35,294,000	JP Morgan Chase Bank N.A.*	04/13/18	141,221	2,116
MYR	277,000	JP Morgan Chase Bank N.A.*	04/13/18	71,725	139
ZAR	472,000	JP Morgan Chase Bank N.A.*	06/08/18	39,222	(296)

				1,152,081	813

BRL	3,642,997	Morgan Stanley & Co. LLC*	04/06/18	1,112,467	9,293
BRL	1,447,000	Morgan Stanley & Co. LLC*	07/03/18	431,799	(3,023)
CAD	177,000	Morgan Stanley & Co. LLC*	04/20/18	141,316	3,882
CAD	177,000	Morgan Stanley & Co. LLC*	04/20/18	141,316	3,882
MXN	3,020,523	Morgan Stanley & Co. LLC*	05/18/18	159,551	(5,442)

				1,986,449	8,592

				$4,813,829	$9,371

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Short
U.S. Treasury Note 10 Year	06/20/18	11	$(1,320,751)	$(11,796)
U.S. Treasury Ultra Long Bond	06/20/18	3	(468,026)	(13,380)

				$(25,176)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
OTC Swaps*
Goldman Sachs International	USD	590,000	6/20/23	Quarterly	(1.000%)	CDX.EM.CDSI.S29	$(829)	$11,033	$10,204
JP Morgan Chase Bank N.A.	USD	250,000	6/20/23	Quarterly	(1.000%)	Republic of Korea Sovereign Debt	(289)	(5,610)	(5,899)

							(1,118)	5,423	4,305

Centrally Cleared Swaps
	USD	1,000,000	6/20/23	Quarterly	(5.000%)	CDX.HY.CDSI.S30	$1,322	$(60,017)	$(58,695)

The accompanying notes are an integral part of the financial statements.

121

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Portfolio of Investments (Continued)

*	Contracts are subject to a Master Netting Agreement.

Collateral for swap agreements held by JP Morgan Chase Bank N.A. amounted to $30,000 in cash at March 31, 2018.

Currency Legend

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
TWD	Taiwan Dollar
ZAR	South African Rand
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

122

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.9%
Basic Materials — 2.1%
Chemicals — 1.3%
CF Industries Holdings, Inc.	58,427	$2,204,451
DowDuPont, Inc.	85,402	5,440,961
PPG Industries, Inc.	8,137	908,089

		8,553,501

Forest Products & Paper — 0.8%
International Paper Co.	104,332	5,574,459

		14,127,960

Communications — 16.5%
Internet — 14.0%
Alibaba Group Holding Ltd. Sponsored ADR (a)	52,541	9,643,375
Alphabet, Inc. Class A (a)	7,650	7,934,121
Alphabet, Inc. Class C (a)	8,452	8,720,689
Amazon.com, Inc. (a)	16,212	23,464,276
Booking Holdings, Inc. (a)	9,367	19,487,013
Dropbox, Inc. (a)	3,338	104,312
Expedia Group, Inc.	4,868	537,476
Facebook, Inc. Class A (a)	78,952	12,615,740
Netflix, Inc. (a)	13,711	4,049,544
Snap, Inc. Class A (a)	43,931	697,185
Symantec Corp.	167,823	4,338,225
Tencent Holdings Ltd.	81,600	4,343,668

		95,935,624

Media — 1.0%
Time Warner, Inc.	6,450	610,041
Twenty-First Century Fox, Inc. Class B	64,718	2,353,794
The Walt Disney Co.	36,503	3,666,361

		6,630,196

Telecommunications — 1.5%
Cisco Systems, Inc.	129,116	5,537,785
Verizon Communications, Inc.	98,003	4,686,504

		10,224,289

		112,790,109

Consumer, Cyclical — 7.2%
Airlines — 1.5%
American Airlines Group, Inc.	134,309	6,978,696
Delta Air Lines, Inc.	58,739	3,219,484

		10,198,180

Apparel — 0.2%
NIKE, Inc. Class B	21,315	1,416,169

Auto Manufacturers — 1.1%
Ferrari NV	14,850	1,789,722

	Number of Shares	Value
General Motors Co.	4,340	$157,715
PACCAR, Inc.	3,506	231,992
Tesla, Inc. (a)	20,636	5,491,859

		7,671,288

Auto Parts & Equipment — 0.7%
Aptiv PLC	24,518	2,083,294
Magna International, Inc.	46,776	2,635,828

		4,719,122

Home Builders — 0.5%
Lennar Corp. Class A	36,598	2,157,086
NVR, Inc. (a)	391	1,094,800

		3,251,886

Leisure Time — 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	49,702	2,632,715

Lodging — 1.1%
Caesars Entertainment Corp. (a)	162,413	1,827,146
Marriott International, Inc. Class A	6,104	830,022
MGM Resorts International	59,219	2,073,850
Wynn Resorts Ltd.	15,634	2,851,016

		7,582,034

Retail — 1.7%
Dollar General Corp.	14,811	1,385,569
Dollarama, Inc.	12,609	1,532,439
The Home Depot, Inc.	3,102	552,900
Walmart, Inc.	67,794	6,031,632
Yum! Brands, Inc.	28,121	2,393,941

		11,896,481

		49,367,875

Consumer, Non-cyclical — 20.4%
Agriculture — 2.4%
Bunge Ltd.	44,543	3,293,509
Philip Morris International, Inc.	134,139	13,333,417

		16,626,926

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	30,321	3,379,579
Alnylam Pharmaceuticals, Inc. (a)	12,009	1,430,272
Gilead Sciences, Inc.	22,033	1,661,068
Incyte Corp. (a)	18,313	1,526,022
Vertex Pharmaceuticals, Inc. (a)	33,625	5,480,202

		13,477,143

Commercial Services — 2.0%
Equifax, Inc.	20,415	2,405,091
PayPal Holdings, Inc. (a)	61,847	4,692,332
TransUnion (a)	45,232	2,568,273
Worldpay, Inc. Class A (a)	43,832	3,604,744

		13,270,440

The accompanying notes are an integral part of the financial statements.

123

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 2.1%
Tyson Foods, Inc. Class A	197,319	$14,441,777

Health Care – Products — 5.9%
Abbott Laboratories	19,070	1,142,674
Becton, Dickinson & Co.	49,869	10,806,612
The Cooper Cos., Inc.	7,033	1,609,221
Danaher Corp.	60,598	5,933,150
Hologic, Inc. (a)	47,364	1,769,519
Intuitive Surgical, Inc. (a)	11,709	4,833,827
Medtronic PLC	42,635	3,420,180
Stryker Corp.	52,650	8,472,438
Thermo Fisher Scientific, Inc.	12,102	2,498,579

		40,486,200

Health Care – Services — 3.1%
Aetna, Inc.	11,666	1,971,554
Anthem, Inc.	28,411	6,241,897
Centene Corp. (a)	14,511	1,550,790
Cigna Corp.	14,912	2,501,339
UnitedHealth Group, Inc.	42,923	9,185,522

		21,451,102

Pharmaceuticals — 2.9%
CVS Health Corp.	41,525	2,583,270
Johnson & Johnson	33,330	4,271,240
Merck & Co., Inc.	82,057	4,469,645
Perrigo Co. PLC	15,570	1,297,604
Pfizer, Inc.	161,798	5,742,211
Roche Holding AG	5,114	1,172,946

		19,536,916

		139,290,504

Energy — 4.0%
Oil & Gas — 3.3%
Andeavor	9,920	997,555
Canadian Natural Resources Ltd.	13,351	420,156
Chevron Corp.	53,408	6,090,648
EOG Resources, Inc.	32,514	3,422,749
Hess Corp.	24,862	1,258,515
Marathon Petroleum Corp.	37,767	2,761,145
Occidental Petroleum Corp.	4,693	304,857
The Total SA Sponsored ADR	104,673	6,038,585
Valero Energy Corp.	10,475	971,766

		22,265,976

Pipelines — 0.7%
Plains GP Holdings LP	3,134	68,165
TransCanada Corp.	115,127	4,755,896

		4,824,061

		27,090,037

Financial — 20.4%
Banks — 9.9%
Bank of America Corp.	136,297	4,087,547

	Number of Shares	Value
The Bank of New York Mellon Corp.	30,483	$1,570,789
Citigroup, Inc.	47,264	3,190,320
Fifth Third Bancorp	97,027	3,080,607
First Republic Bank	29,826	2,762,186
JP Morgan Chase & Co.	174,811	19,223,966
KeyCorp	167,259	3,269,913
Morgan Stanley	219,111	11,823,230
The PNC Financial Services Group, Inc.	35,243	5,330,151
State Street Corp.	36,094	3,599,655
SunTrust Banks, Inc.	20,552	1,398,358
US Bancorp	24,519	1,238,209
Wells Fargo & Co.	131,113	6,871,632

		67,446,563

Diversified Financial Services — 4.9%
The Charles Schwab Corp.	37,300	1,947,806
Intercontinental Exchange, Inc.	88,728	6,434,555
Mastercard, Inc. Class A	44,432	7,782,709
Synchrony Financial	101,462	3,402,021
TD Ameritrade Holding Corp.	76,254	4,516,524
Visa, Inc. Class A	79,156	9,468,641

		33,552,256

Insurance — 3.5%
American International Group, Inc.	69,259	3,769,075
Chubb Ltd.	68,731	9,400,339
Marsh & McLennan Cos., Inc.	49,416	4,081,267
MetLife, Inc.	53,191	2,440,935
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	11,826	2,750,362
Willis Towers Watson PLC	12,252	1,864,632

		24,306,610

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	11,612	1,687,688
Crown Castle International Corp.	99,624	10,919,787
SL Green Realty Corp.	3,159	305,886
Weyerhaeuser Co.	41,381	1,448,335

		14,361,696

		139,667,125

Industrial — 8.8%
Aerospace & Defense — 3.4%
The Boeing Co.	53,233	17,454,036
Harris Corp.	12,622	2,035,676
Northrop Grumman Corp.	11,387	3,975,430

		23,465,142

Building Materials — 0.6%
Fortune Brands Home & Security, Inc.	23,717	1,396,694

The accompanying notes are an integral part of the financial statements.

124

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Controls International PLC	80,673	$2,842,917

		4,239,611

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	17,713	2,465,472

Electronics — 2.4%
Agilent Technologies, Inc.	39,721	2,657,335
Corning, Inc.	48,932	1,364,224
Fortive Corp.	38,310	2,969,791
Honeywell International, Inc.	32,506	4,697,442
Keysight Technologies, Inc. (a)	62,902	3,295,436
TE Connectivity Ltd.	16,062	1,604,594

		16,588,822

Environmental Controls — 0.1%
Stericycle, Inc. (a)	7,451	436,107

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	21,828	3,344,050

Machinery – Diversified — 1.1%
Roper Technologies, Inc.	21,007	5,896,455
Wabtec Corp.	18,346	1,493,364

		7,389,819

Miscellaneous – Manufacturing — 0.3%
3M Co.	1,392	305,572
General Electric Co.	4,390	59,177
Illinois Tool Works, Inc.	10,208	1,599,185

		1,963,934

		59,892,957

Technology — 14.3%
Computers — 0.9%
Apple, Inc.	38,733	6,498,623

Semiconductors — 3.9%
Applied Materials, Inc.	40,609	2,258,266
ASML Holding NV	11,206	2,225,063
Broadcom Ltd.	35,724	8,418,361
Intel Corp.	39,883	2,077,107
Maxim Integrated Products, Inc.	16,525	995,135
Microchip Technology, Inc.	6,507	594,480
QUALCOMM, Inc.	52,714	2,920,883
Texas Instruments, Inc.	59,240	6,154,444
Xilinx, Inc.	18,918	1,366,636

		27,010,375

Software — 9.5%
Activision Blizzard, Inc.	27,000	1,821,420
Electronic Arts, Inc. (a)	31,024	3,761,350
Fidelity National Information Services, Inc.	22,617	2,178,017
Fiserv, Inc. (a)	39,830	2,840,277
Intuit, Inc.	30,122	5,221,649
Microsoft Corp.	343,474	31,348,872
Red Hat, Inc. (a)	13,810	2,064,733

	Number of Shares	Value
salesforce.com, Inc. (a)	46,730	$5,434,699
ServiceNow, Inc. (a)	16,889	2,794,285
Synopsys, Inc. (a)	29,455	2,451,834
VMware, Inc. Class A (a)	17,718	2,148,662
Workday, Inc. Class A (a)	19,718	2,506,355

		64,572,153

		98,081,151

Utilities — 4.2%
Electric — 3.8%
American Electric Power Co., Inc.	2,484	170,377
Entergy Corp.	25,956	2,044,814
Eversource Energy	36,005	2,121,415
NextEra Energy, Inc.	47,023	7,680,266
PG&E Corp.	59,443	2,611,331
Sempra Energy	66,271	7,370,661
The Southern Co.	26,758	1,195,012
Westar Energy, Inc.	49,482	2,602,258
Xcel Energy, Inc.	3,860	175,553

		25,971,687

Gas — 0.1%
NiSource, Inc.	34,292	819,922

Water — 0.3%
American Water Works Co., Inc.	21,315	1,750,601

		28,542,210

TOTAL COMMON STOCK (Cost $688,343,780)		668,849,928

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.1%
Health Care – Products — 0.1%
Becton Dickinson and Co. 6.125%	11,559	675,392

Utilities — 0.3%
Electric — 0.3%
NextEra Energy, Inc. Convertible 6.123%	22,567	1,301,213
Sempra Energy Convertible 6.000%	6,405	655,680

		1,956,893

TOTAL PREFERRED STOCK (Cost $2,585,496)		2,632,285

TOTAL EQUITIES (Cost $690,929,276)		671,482,213

The accompanying notes are an integral part of the financial statements.

125

MassMutual Select T. Rowe Price Large Cap Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Caesars Entertainment Corp., Convertible 5.000% 10/01/24	$381,869	$665,645

TOTAL CORPORATE DEBT (Cost $770,795)		665,645

TOTAL BONDS & NOTES (Cost $770,795)		665,645

	Number of Shares
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
T. Rowe Price Government Reserve Investment Fund	601,657	601,657

TOTAL MUTUAL FUNDS (Cost $601,657)		601,657

TOTAL LONG-TERM INVESTMENTS (Cost $692,301,728)		672,749,515

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$8,849,978	8,849,978

TOTAL SHORT-TERM INVESTMENTS (Cost $8,849,978)		8,849,978

TOTAL INVESTMENTS — 99.8% (Cost $701,151,706) (c)		681,599,493

Other Assets/(Liabilities) — 0.2%		1,196,458

NET ASSETS — 100.0%		$682,795,951

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $8,850,705. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 5/31/24, and an aggregate market value, including accrued interest, of $9,028,016.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

126

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

CORPORATE DEBT — 15.7%
Agriculture — 0.7%
BAT Capital Corp. (a) 2.297% 8/14/20	$250,000	$245,112
Bunge Ltd Finance Corp 8.500% 6/15/19	205,000	217,813
Imperial Brands Finance PLC (a) 2.950% 7/21/20	200,000	198,567

		661,492

Airlines — 0.3%
Delta Air Lines, Inc. 2.875% 3/13/20	250,000	248,371

Auto Manufacturers — 1.4%
Daimler Finance NA LLC (a) 2.200% 5/05/20	235,000	230,625
Ford Motor Credit Co. LLC 2.021% 5/03/19	250,000	247,328
Ford Motor Credit Co. LLC 3.470% 4/05/21	245,000	244,678
General Motors Financial Co., Inc. 3.100% 1/15/19	250,000	250,269
Hyundai Capital America (a) 2.550% 2/06/19	65,000	64,821
Hyundai Capital America (a) 2.600% 3/19/20	235,000	231,708

		1,269,429

Banks — 2.3%
Bank of America Corp. FRN (b) 2.958% 10/01/21	150,000	150,367
Capital One NA 2.350% 1/31/20	250,000	245,951
Citibank NA 2.125% 10/20/20	250,000	244,480
Citizens Bank NA/Providence RI 2.200% 5/26/20	350,000	342,709
Discover Bank 7.000% 4/15/20	250,000	267,152
The Goldman Sachs Group, Inc. 2.300% 12/13/19	350,000	346,257
Morgan Stanley 5.500% 7/24/20	325,000	341,383
Regions Bank/Birmingham AL FRN (b) 2.688% 4/01/21	250,000	249,721

		2,188,020

Biotechnology — 0.3%
Celgene Corp. 2.875% 8/15/20	325,000	323,713

	Principal Amount	Value
Building Materials — 0.3%
Vulcan Materials Co. FRN (b) 2.570% 3/01/21	$240,000	$240,070

Chemicals — 0.8%
CNAC HK Finbridge Co. Ltd. (c) 4.125% 3/14/21	200,000	199,621
INVISTA Finance LLC (a) 4.250% 10/15/19	200,000	199,720
LyondellBasell Industries NV 5.000% 4/15/19	315,000	319,771

		719,112

Commercial Services — 0.3%
ERAC USA Finance LLC (a) 2.350% 10/15/19	250,000	247,490

Computers — 0.3%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	135,000	135,611
Hewlett Packard Enterprise Co. (a) 2.100% 10/04/19	100,000	98,682

		234,293

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750% 5/15/19	320,000	322,003
Capital One Bank USA NA 8.800% 7/15/19	250,000	267,897
International Lease Finance Corp. 6.250% 5/15/19	325,000	336,155

		926,055

Electric — 0.3%
Exelon Generation Co. LLC 2.950% 1/15/20	225,000	224,373
Mississippi Power Co. FRN (b) 2.942% 3/27/20	70,000	70,024

		294,397

Electronics — 0.3%
Keysight Technologies, Inc. 3.300% 10/30/19	315,000	315,606

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.448% 3/15/48	130,000	130,102

Foods — 0.5%
Kraft Heinz Foods Co. FRN (b) 2.381% 2/10/21	200,000	199,454
The Kroger Co. 1.500% 9/30/19	225,000	219,733

		419,187

The accompanying notes are an integral part of the financial statements.

127

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.4%
Becton Dickinson & Co. 2.404% 6/05/20	$200,000	$196,128
Becton Dickinson & Co. FRN (b) 2.944% 12/29/20	165,000	165,175

		361,303

Health Care – Services — 0.3%
Anthem, Inc. 2.500% 11/21/20	150,000	147,458
Universal Health Services, Inc. (a) 3.750% 8/01/19	120,000	120,600

		268,058

Insurance — 0.2%
CNA Financial Corp. 5.875% 8/15/20	210,000	222,892

Internet — 1.1%
Alibaba Group Holding Ltd. 2.500% 11/28/19	350,000	347,585
Baidu, Inc. 2.750% 6/09/19	400,000	398,595
Tencent Holdings Ltd. (a) 2.875% 2/11/20	250,000	249,534

		995,714

Media — 1.0%
RELX Capital, Inc. 3.500% 3/16/23	85,000	85,110
Time Warner Cable, Inc. 8.250% 4/01/19	375,000	393,542
Time Warner Cable, Inc. 8.750% 2/14/19	133,000	139,271
Viacom, Inc. 2.750% 12/15/19	330,000	327,007

		944,930

Mining — 0.3%
Anglo American Capital PLC (a) 3.625% 5/14/20	250,000	250,858

Oil & Gas — 0.8%
CNOOC Finance Ltd. (c) 4.250% 1/26/21	200,000	204,778
Encana Corp. 6.500% 5/15/19	200,000	207,350
Phillips 66 FRN (b) 2.606% 2/26/21	105,000	105,129
Reliance Holding USA, Inc. (c) 4.500% 10/19/20	250,000	256,701

		773,958

Pharmaceuticals — 0.8%
CVS Health Corp. FRN (b) 2.687% 3/09/20	95,000	95,356

	Principal Amount	Value
CVS Health Corp. FRN (b) 2.777% 3/09/21	$105,000	$105,789
CVS Health Corp. 3.125% 3/09/20	125,000	125,126
CVS Health Corp. 3.350% 3/09/21	205,000	206,116
Medco Health Solutions, Inc. 4.125% 9/15/20	250,000	255,021

		787,408

Pipelines — 0.6%
Plains All American Pipeline LP / PAA Finance Corp. 2.600% 12/15/19	225,000	222,090
Sabine Pass Liquefaction LLC STEP 5.625% 2/01/21	200,000	210,280
Williams Partners LP 5.250% 3/15/20	110,000	113,983

		546,353

Real Estate — 0.2%
China Overseas Finance Cayman VI Ltd. (c) 4.250% 5/08/19	200,000	202,090

Real Estate Investment Trusts (REITS) — 0.5%
Vereit Operating Partnership LP 3.000% 2/06/19	235,000	235,043
WEA Finance LLC / Westfield UK & Europe Finance PLC (a) 2.700% 9/17/19	200,000	199,046

		434,089

Retail — 0.1%
QVC, Inc. 3.125% 4/01/19	100,000	99,945

Telecommunications — 0.2%
Axiata SPV2 Bhd (c) 3.466% 11/19/20	200,000	200,474

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp. (a) 3.200% 7/15/20	50,000	50,072
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	225,000	223,871

		273,943

TOTAL CORPORATE DEBT (Cost $14,634,381)		14,579,352

The accompanying notes are an integral part of the financial statements.

128

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Automobile ABS — 3.2%
Ally Auto Receivables Trust 2016-3, Series 2016-3, Class C 2.320% 10/15/21	$215,000	$212,893
Americredit Automobile Receivables Trust 2016-4, Series 2016-4, Class C 2.410% 7/08/22	99,000	97,324
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A (a) 2.630% 12/20/21	375,000	371,441
Capital Auto Receivables Asset Trust 2016-2, Series 2016-2, Class C 2.420% 6/21/21	227,000	225,434
CarMax Auto Owner Trust 2017-2, Series 2017-2, Class B 2.410% 12/15/22	380,000	372,729
GM Financial Automobile Leasing Trust 2017-3, Series 2017-3, Class C 2.730% 9/20/21	375,000	371,314
Hyundai Auto Lease Securitization Trust 2016-C, Series 2016-C, Class B (a) 1.860% 5/17/21	353,000	349,413
Hyundai Auto Lease Securitization Trust 2017-A, Series 2017-A, Class B (a) 2.390% 5/17/21	220,000	218,400
Hyundai Auto Lease Securitization Trust 2018-A, Series 2018-A, Class A3 (a) 2.810% 4/15/21	215,000	214,858
Santander Drive Auto Receivables Trust 2017-1, Series 2017-1, Class C 2.580% 5/16/22	84,000	83,354
World Omni Automobile Lease Securitization Trust 2017-A, Series 2017-A, Class B 2.480% 8/15/22	480,000	474,969

		2,992,129

Commercial MBS — 0.6%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4, Class AM 3.968% 8/10/47	250,000	253,415
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	102,255
RETL, Series 2018-RVP, Class A, FRN (a) (b) 2.877% 3/15/33	230,000	231,079

		586,749

	Principal Amount	Value
Credit Card ABS — 0.3%
Synchrony Credit Card Master Note Trust 2016-2, Series 2016-2, Class A 2.210% 5/15/24	$240,000	$234,629

Other ABS — 1.1%
Great America Leasing Receivables Trust 2015-1, Series 2015-1, Class B (a) 2.390% 6/21/21	400,000	399,577
Hilton Grand Vacations Trust 2014-A, Series 2014-AA, Class B, VRN (a) (b) 2.070% 11/25/26	124,321	121,945
Towd Point Mortgage Trust 2015-6, Series 2015-6, Class A1, VRN (a) (b) 3.500% 4/25/55	235,529	237,253
Towd Point Mortgage Trust 2017-6, Series 2017-6, Class A1, VRN (a) (b) 2.750% 10/25/57	280,773	277,549

		1,036,324

Student Loans ABS — 0.6%
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	393,000	383,987
SMB Private Education Loan Trust 2017-A, Series 2017-A, Class A2A (a) 2.880% 9/15/34	180,000	177,845

		561,832

WL Collateral CMO — 1.6%
Sequoia Mortgage Trust 2017-CH1, Series 2017-CH1, Class A2, VRN (a) (b) 3.500% 8/25/47	426,563	422,547
Sequoia Mortgage Trust 2017-CH1, Series 2017-CH1, Class A13, VRN (a) (b) 4.000% 8/25/47	269,167	272,895
Verus Securitization Trust 2017-1, Series 2017-1A, Class A3, VRN (a) (b) 3.716% 1/25/47	357,096	360,517
Verus Securitization Trust 2017-2, Series 2017-2A, Class A3, VRN (a) (b) 2.845% 7/25/47	439,587	437,354

		1,493,313

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,902,532)		6,904,976

SOVEREIGN DEBT OBLIGATIONS — 1.5%
Italy Buoni Poliennali Del Tesoro EUR (d) 0.700% 5/01/20	550,000	689,768

The accompanying notes are an integral part of the financial statements.

129

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spain Government Bond EUR (d) 0.450% 10/31/22	$550,000	$688,131

		1,377,899

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,378,465)		1,377,899

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.8%
Whole Loans — 2.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1 FRN 2.322% 7/25/30 (b)	464,404	462,314
Series 2018-HQA1, Class M1 FRN 2.554% 9/25/30 (b)	380,000	380,013
Series 2017-DNA3, Class M1 FRN 2.622% 3/25/30 (b)	460,353	460,878
Series 2017-HQA2, Class M1 1 mo. USD LIBOR + .800%, FRN 2.672% 12/25/29	458,385	459,201
Series 2018-SPI1, Class M1 VRN 3.746% 2/25/48 (a) (b) (e) (f)	175,000	174,992
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C02, Class 2M1 FRN 2.522% 8/25/30 (b)	203,457	203,448
Series 2017-C02, Class 2M1 1 mo. USD LIBOR + 1.150%, FRN 3.022% 9/25/29	457,837	460,347

		2,601,193

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,605,457)		2,601,193

U.S. TREASURY OBLIGATIONS — 71.7%
U.S. Treasury Bonds & Notes — 71.7%
U.S. Treasury Inflation Index (g) 0.125% 4/15/21	12,718,845	12,610,537
U.S. Treasury Inflation Index 0.125% 1/15/22	8,537,568	8,446,769
U.S. Treasury Inflation Index 0.125% 4/15/22	17,835,893	17,584,477
U.S. Treasury Inflation Index 0.125% 7/15/22	12,495,487	12,370,521
U.S. Treasury Inflation Index 0.625% 7/15/21	11,871,144	12,015,267

	Principal Amount	Value
U.S. Treasury Inflation Index 2.125% 1/15/19	$3,750,110	$3,815,981

		66,843,552

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,752,461)		66,843,552

TOTAL BONDS & NOTES (Cost $92,273,296)		92,306,972

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $18,961)		23,766

TOTAL LONG-TERM INVESTMENTS (Cost $92,292,257)		92,330,738

SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (h)	318,749	318,749

TOTAL SHORT-TERM INVESTMENTS (Cost $318,749)		318,749

TOTAL INVESTMENTS — 99.4% (Cost $92,611,006) (i)		92,649,487

Other Assets/(Liabilities) — 0.6%		543,917

NET ASSETS — 100.0%		$93,193,404

Abbreviation Legend

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $7,528,071 or 8.08% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These

The accompanying notes are an integral part of the financial statements.

130

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $1,063,664 or 1.14% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Investment was valued using significant unobservable inputs.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $174,992 or 0.19% of net assets.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $318,775. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $325,631.
(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Options contracts at March 31, 2018:

Units		Notional Amount	Expiration Date	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
39	USD	3,900,000	5/25/18	U.S. Treasury Note 10 Year Future, Strike 121.50	$18,961	$23,766	$4,805

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Deliver
EUR	1,113,022	JP Morgan Chase Bank N.A.*	5/18/18	$1,383,940	$10,124

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
U.S. Treasury Note 2 Year	6/29/18	24	$5,100,508	$2,117

Futures Contracts — Short
U.S. Treasury Note 10 Year	6/20/18	15	$(1,801,382)	$(15,727)
U.S. Treasury Note 5 Year	6/29/18	33	(3,754,728)	(22,483)

				$(38,210)

The accompanying notes are an integral part of the financial statements.

131

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps*
Merrill Lynch International Bank Ltd.	USD	11,100,000	2/21/20	Maturity	Fixed 2.12%	U.S. Consumer Price Index	$21,955	$—	$21,955
Merrill Lynch International Bank Ltd.	USD	7,500,000	2/21/21	Maturity	Fixed 2.17%	U.S. Consumer Price Index	10,393	—	10,393

							$32,348	$—	$32,348

*	Contracts are subject to a Master Netting Agreement.

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

132

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 95.5%
Australia — 7.4%
ALS Ltd.	14,104	$80,886
Alumina Ltd.	104,014	189,854
BHP Billiton Ltd.	25,197	557,366
BlueScope Steel Ltd.	8,672	101,978
Charter Hall Retail	46,771	138,579
Evolution Mining Ltd.	129,664	303,458
Fortescue Metals Group Ltd.	62,374	208,772
Goodman Group	11,470	74,546
Incitec Pivot Ltd.	21,920	59,517
Independence Group NL	51,668	184,232
Northern Star Resources Ltd.	62,512	303,711
Orora Ltd.	25,338	64,471
OZ Minerals Ltd.	15,589	108,222
Regis Resources Ltd.	24,392	85,278
Sandfire Resources NL	8,801	49,893
Saracen Mineral Holdings Ltd. (a)	101,008	138,792
Scentre Group	89,932	265,663
Sims Metal Management Ltd.	3,725	41,591
South32 Ltd.	154,681	385,561
Western Areas Ltd.	30,942	75,000

		3,417,370

Austria — 0.2%
voestalpine AG	1,736	91,098

Belgium — 0.3%
Umicore SA	3,022	160,318

Bermuda — 0.9%
Bunge Ltd.	800	59,152
Hongkong Land Holdings Ltd.	29,900	206,690
Kosmos Energy Ltd. (a)	16,669	105,015
Petra Diamonds Ltd. (a)	51,691	47,605

		418,462

Brazil — 1.1%
Iguatemi Empresa de Shopping Centers SA	6,900	82,053
Vale SA	33,200	424,472

		506,525

Canada — 9.0%
Advantage Oil & Gas Ltd. (a)	12,837	37,962
Alamos Gold, Inc. Class A	7,901	41,164
Alamos Gold, Inc. Class A	23,422	121,805
Allied Properties	2,513	79,115
ARC Resources Ltd.	8,587	93,578
B2Gold Corp. (a)	51,700	141,655
Canadian Apartment Properties	3,218	92,792
Canadian Natural Resources Ltd.	4,850	152,629
Centerra Gold, Inc. (a)	6,061	34,766

	Number of Shares	Value
Crew Energy, Inc. (a)	9,700	$14,230
Detour Gold Corp. (a)	12,123	122,703
Dundee Precious Metals, Inc. (a)	11,323	27,069
Encana Corp.	7,678	84,458
First Majestic Silver Corp. (a)	5,952	36,451
First Quantum Minerals Ltd.	18,300	256,954
Fortuna Silver Mines, Inc. (a)	17,881	93,267
Franco-Nevada Corp.	8,183	558,300
Gibson Energy, Inc.	2,829	36,473
Guyana Goldfields, Inc. (a)	14,329	55,387
Hudbay Minerals, Inc.	6,062	42,912
Kelt Exploration Ltd. (a)	8,694	46,427
Kirkland Lake Gold Ltd.	22,123	342,916
Labrador Iron Ore Royalty Corp.	2,728	44,678
Lucara Diamond Corp.	41,300	64,434
Lundin Mining Corp.	38,446	252,159
New Gold, Inc. (a)	10,300	26,574
Nutrien Ltd.	1,818	85,919
OceanaGold Corp.	13,800	37,168
Osisko Gold Royalties Ltd.	7,974	76,995
Peyto Exploration & Development Corp.	4,043	33,892
Roxgold, Inc. (a)	12,400	9,721
Seabridge Gold, Inc. (a)	1,811	19,559
SEMAFO, Inc. (a)	29,573	85,160
Seven Generations Energy Ltd. Class A (a)	8,384	104,121
Silvercorp Metals, Inc.	8,700	23,432
Suncor Energy, Inc.	3,031	104,691
Tahoe Resources, Inc.	6,976	32,717
Teck Resources Ltd. Class B	14,339	369,373
TransCanada Corp.	6,464	267,028

		4,150,634

Cayman Islands — 0.1%
Sentinel Energy Services, Inc. (a)	3,033	30,087

Denmark — 0.1%
Vestas Wind Systems A/S	348	24,916

France — 2.7%
Eramet (a)	544	75,022
Gecina SA	1,174	204,053
Legrand SA	834	65,457
Total SA	10,620	603,573
Unibail-Rodamco SE	1,256	287,507

		1,235,612

Germany — 0.7%
Aurubis AG	924	77,786
BASF SE	1,251	127,140
Krones AG	353	47,575
SGL Carbon SE (a)	2,187	30,845
Symrise AG	786	63,289

		346,635

The accompanying notes are an integral part of the financial statements.

133

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.2%
Hang Lung Properties Ltd.	44,000	$103,248
Hysan Development Co. Ltd.	32,000	169,837
Sun Hung Kai Properties Ltd.	19,000	302,668

		575,753

Ireland — 0.2%
Pentair PLC	1,515	103,217

Italy — 0.1%
Italgas SpA	10,924	65,362

Japan — 2.9%
Asahi Holdings, Inc.	2,100	39,039
Mitsubishi Estate Co. Ltd.	13,900	231,075
Mitsubishi Materials Corp.	3,600	107,209
Mitsui Fudosan Co. Ltd.	11,700	282,178
Mitsui Fudosan Logistics Park, Inc.	29	96,451
Mori Hills REIT Investment Corp.	94	119,019
Nippon Accommodations Fund, Inc.	49	216,225
Sanyo Special Steel Co. Ltd.	1,900	48,148
Sumitomo Metal Mining Co. Ltd.	3,200	131,845
Topy Industries Ltd.	2,300	66,296

		1,337,485

Luxembourg — 1.4%
ADO Properties SA (b)	1,379	77,575
APERAM SA	1,896	90,728
ArcelorMittal (a)	4,649	147,458
Orion Engineered Carbons SA	1,314	35,609
Subsea 7 SA	6,622	84,625
Tenaris SA	7,117	123,043
Ternium SA Sponsored ADR	2,832	92,012

		651,050

Mexico — 0.2%
Concentradora Fibra Danhos SA de CV	56,400	94,282

Netherlands — 0.9%
Akzo Nobel NV	1,204	113,823
Frank’s International NV	3,336	18,114
Koninklijke DSM NV	939	93,371
Koninklijke Vopak NV	2,240	110,051
Schlumberger Ltd.	909	58,885

		394,244

Norway — 0.5%
Norsk Hydro ASA	21,003	123,855
Yara International ASA	2,082	88,446

		212,301

Portugal — 0.3%
Galp Energia SGPS SA	7,499	141,449

Singapore — 0.4%
CapitaLand Commercial Trust	19,300	27,075
CapitaLand Mall Trust	113,000	179,822

		206,897

	Number of Shares	Value
Spain — 1.0%
Acerinox SA	8,473	$118,325
Inmobiliaria Colonial SA	13,878	160,588
Red Electrica Corp. SA	3,600	74,156
Siemens Gamesa Renewable Energy SA	1,802	28,929
Vidrala SA	545	61,416

		443,414

Sweden — 1.6%
Boliden AB	12,571	443,170
Granges AB	4,801	56,589
Hufvudstaden AB Class A	8,431	125,701
Lundin Petroleum AB (a)	2,702	68,288
Sandvik AB	3,615	66,339

		760,087

Switzerland — 0.8%
ABB Ltd. Registered	2,536	60,393
PSP Swiss Property AG Registered	3,112	303,618

		364,011

United Kingdom — 10.4%
Acacia Mining PLC	4,682	9,391
Anglo American PLC	18,409	430,073
Antofagasta PLC	19,924	257,927
BP PLC	31,757	213,836
Cairn Energy PLC (a)	24,061	69,642
Centamin PLC	111,501	241,643
Croda International PLC	1,689	108,385
Derwent London PLC	3,828	166,708
Ferrexpo PLC	19,953	68,487
Glencore PLC	141,048	701,827
Great Portland Estates PLC	20,136	188,118
Highland Gold Mining Ltd.	18,837	40,529
Johnson Matthey PLC	758	32,404
KAZ Minerals PLC (a)	8,682	104,738
Mondi PLC	2,337	62,890
Randgold Resources Ltd.	8,097	670,685
Rio Tinto PLC	17,307	878,708
Shaftesbury PLC	14,715	202,967
TechnipFMC PLC	2,121	62,463
The UNITE Group PLC	19,202	213,394
Victrex PLC	1,880	67,808

		4,792,623

United States — 51.1%
Acadia Realty Trust	10,708	263,417
AGCO Corp.	1,010	65,498
Air Products & Chemicals, Inc.	2,151	342,074
Alexander & Baldwin, Inc.	4,545	105,126
Alexandria Real Estate Equities, Inc.	2,425	302,858
American Campus Communities, Inc.	8,889	343,293
American Electric Power Co., Inc.	1,616	110,841
Andeavor	2,525	253,914

The accompanying notes are an integral part of the financial statements.

134

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atmos Energy Corp.	2,526	$212,790
AvalonBay Communities, Inc.	6,263	1,030,013
Baker Hughes a GE Co.	4,546	126,242
Ball Corp.	4,141	164,439
Boston Properties, Inc.	4,185	515,676
C&J Energy Services, Inc. (a)	1,917	49,497
Cal-Maine Foods, Inc. (a)	1,717	75,033
Calyxt, Inc. (a)	505	6,626
Camden Property Trust	5,152	433,695
Carlisle Cos., Inc.	606	63,272
Centennial Resource Development, Inc. Class A (a)	6,162	113,073
CF Industries Holdings, Inc.	3,334	125,792
Chevron Corp.	1,111	126,698
Cimarex Energy Co.	606	56,661
CMS Energy Corp.	1,200	54,348
Concho Resources, Inc. (a)	2,222	334,033
Continental Resources, Inc. (a)	1,419	83,650
CubeSmart	2,726	76,873
DCT Industrial Trust, Inc.	9,496	535,005
Devon Energy Corp.	1,916	60,910
Diamondback Energy, Inc. (a)	1,674	211,794
Douglas Emmett, Inc.	15,860	583,014
DowDuPont, Inc.	2,829	180,236
Dril-Quip, Inc. (a)	1,212	54,298
DTE Energy Co.	202	21,089
EastGroup Properties, Inc.	1,616	133,579
Energen Corp. (a)	700	44,002
EOG Resources, Inc.	3,434	361,497
Equity Residential	17,275	1,064,485
Essex Property Trust, Inc.	3,030	729,260
Eversource Energy	1,819	107,175
Exxon Mobil Corp.	4,241	316,421
Federal Realty Investment Trust	3,131	363,540
Freeport-McMoRan, Inc. (a)	20,305	356,759
GCP Applied Technologies, Inc. (a)	1,313	38,143
GGP, Inc.	37,477	766,779
Graphic Packaging Holding Co.	2,426	37,239
Halliburton Co.	1,415	66,420
Healthcare Realty Trust, Inc.	9,700	268,787
Helix Energy Solutions Group, Inc. (a)	3,839	22,228
Highwoods Properties, Inc.	2,727	119,497
Hilton Worldwide Holdings, Inc.	3,637	286,450
Host Hotels & Resorts, Inc.	10,405	193,949
Hubbell, Inc.	202	24,600
Hudson Pacific Properties, Inc.	6,061	197,164
Jacobs Engineering Group, Inc.	808	47,793
Jagged Peak Energy, Inc. (a)	4,042	57,113
JBG SMITH Properties	7,069	238,296
Kilroy Realty Corp.	5,456	387,158
Kimco Realty Corp.	13,133	189,115
The Macerich Co.	8,991	503,676
Marathon Petroleum Corp.	1,920	140,371

	Number of Shares	Value
Martin Marietta Materials, Inc.	303	$62,812
Matador Resources Co. (a)	1,818	54,376
Materion Corp.	1,010	51,561
Mueller Water Products, Inc. Class A	3,032	32,958
NextEra Energy, Inc.	41	6,697
NiSource, Inc.	5,657	135,259
Noble Energy, Inc.	2,324	70,417
Nucor Corp.	7,582	463,184
Occidental Petroleum Corp.	4,848	314,926
Paramount Group, Inc.	6,768	96,376
Pebblebrook Hotel Trust	3,233	111,054
Pioneer Natural Resources Co.	606	104,099
Plains GP Holdings LP	3,131	68,099
PPG Industries, Inc.	1,241	138,496
Praxair, Inc.	1,039	149,928
Prologis, Inc.	18,587	1,170,795
PS Business Parks, Inc.	832	94,049
Public Storage	2,984	597,964
Rayonier, Inc.	4,748	167,035
Regency Centers Corp.	11,314	667,300
Royal Gold, Inc.	1,919	164,785
RPM International, Inc.	3,233	154,117
RSP Permian, Inc. (a)	3,030	142,046
Sempra Energy	606	67,399
The Sherwin-Williams Co.	404	158,416
Simon Property Group, Inc.	4,579	706,769
SL Green Realty Corp.	7,576	733,584
Southern Copper Corp.	2,525	136,804
Steel Dynamics, Inc.	7,180	317,500
Sunstone Hotel Investors, Inc.	17,980	273,656
Taubman Centers, Inc.	1,415	80,528
Terreno Realty Corp.	5,254	181,316
Urban Edge Properties	17,071	364,466
Valero Energy Corp.	700	64,939
Valmont Industries, Inc.	303	44,329
Vornado Realty Trust	7,676	516,595
Vulcan Materials Co.	1,919	219,092
Warrior Met Coal, Inc.	1,919	53,751
Weingarten Realty Investors	3,334	93,619
Westar Energy, Inc.	807	42,440
Westlake Chemical Corp.	460	51,129
Weyerhaeuser Co.	7,577	265,195
Worthington Industries, Inc.	1,718	73,737

		23,606,871

TOTAL COMMON STOCK (Cost $44,997,026)		44,130,703

PREFERRED STOCK — 0.7%
Brazil — 0.1%
Bradespar SA BRL 8.330%	5,700	54,368

Germany — 0.2%
Henkel AG & Co. KGaA 1.740%	422	55,494

The accompanying notes are an integral part of the financial statements.

135

MassMutual Select T. Rowe Price Real Assets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 0.4%
DTE Energy Co. Convertible 6.500% 6.500%	909	$47,350
NextEra Energy, Inc. Convertible 6.123% 6.123%	1,768	101,943
Sempra Energy Convertible 6.000% 6.000%	404	41,357

		190,650

TOTAL PREFERRED STOCK (Cost $304,778)		300,512

TOTAL EQUITIES (Cost $45,301,804)		44,431,215

TOTAL LONG-TERM INVESTMENTS (Cost $45,301,804)		44,431,215

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (c)	$1,407,735	1,407,735

TOTAL SHORT-TERM INVESTMENTS (Cost $1,407,735)		1,407,735

TOTAL INVESTMENTS — 99.2% (Cost $46,709,539) (d)		45,838,950

Other Assets/(Liabilities) — 0.8%		373,021

NET ASSETS — 100.0%		$46,211,971

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $77,575 or 0.17% of net assets.
(c)	Maturity value of $1,407,851. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $1,439,901.
(d)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	43.7%
Basic Materials	32.4%
Energy	12.8%
Industrial	3.7%
Utilities	2.4%
Consumer, Cyclical	0.6%
Consumer, Non-cyclical	0.5%
Diversified	0.1%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

136

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 95.0%
Basic Materials — 3.8%
Chemicals — 1.7%
AgroFresh Solutions, Inc. (a)	30,900	$227,115
Air Products & Chemicals, Inc.	5,967	948,932
American Vanguard Corp.	7,812	157,802
Ashland Global Holdings, Inc.	1,023	71,395
CF Industries Holdings, Inc.	3,305	124,698
CSW Industrials, Inc. (a)	4,507	203,040
FMC Corp.	5,809	444,795
GCP Applied Technologies, Inc. (a)	14,344	416,693
Hawkins, Inc.	2,604	91,531
Innospec, Inc.	661	45,345
KMG Chemicals, Inc.	8,419	504,719
Minerals Technologies, Inc.	6,630	443,878
The Mosaic Co.	730	17,724
Oil-Dri Corp. of America	2,704	108,674
Orion Engineered Carbons SA	12,319	333,845
PolyOne Corp.	4,409	187,471
RPM International, Inc.	11,849	564,842
Valvoline, Inc.	35,653	789,001

		5,681,500

Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	7,711	301,500
Interfor Corp. (a)	7,010	127,811

		429,311

Iron & Steel — 0.3%
Carpenter Technology Corp.	5,919	261,147
Nucor Corp.	12,878	786,717
Reliance Steel & Aluminum Co.	2,003	171,737

		1,219,601

Mining — 1.7%
Barrick Gold Corp.	27,551	343,010
Cameco Corp.	66,752	606,776
Cia de Minas Buenaventura SA Sponsored ADR	20,621	314,058
Compass Minerals International, Inc.	1,402	84,540
Constellium NV Class A (a)	17,588	190,830
Franco-Nevada Corp.	5,924	405,142
Franco-Nevada Corp.	18,429	1,257,352
Luxfer Holdings PLC	7,010	89,728
New Gold, Inc. (a)	30,445	78,927
Newmont Mining Corp.	51,496	2,011,949
Northern Star Resources Ltd.	15,886	77,181
Osisko Gold Royalties Ltd.	16,925	163,424
Petra Diamonds Ltd. (a)	50,329	46,351

		5,669,268

		12,999,680

	Number of Shares	Value
Communications — 5.6%
Internet — 3.8%
ANGI Homeservices, Inc. (a)	22,433	$304,640
Booking Holdings, Inc. (a)	224	466,007
Chegg, Inc. (a)	19,846	410,018
Despegar.com Corp. (a)	1,351	42,219
Dropbox, Inc. (a)	878	27,438
Etsy, Inc. (a)	8,191	229,839
Expedia Group, Inc.	5,206	574,794
GrubHub, Inc. (a)	11,610	1,178,067
IAC/InterActiveCorp (a)	10,701	1,673,422
Liberty Expedia Holdings, Inc. Class A (a)	20,114	790,078
MakeMyTrip Ltd. (a)	300	10,410
Match Group, Inc. (a)	7,006	311,347
MercadoLibre, Inc.	320	114,045
Netflix, Inc. (a)	701	207,040
Okta, Inc. (a)	16,289	649,117
Proofpoint, Inc. (a)	6,572	746,908
Q2 Holdings, Inc. (a)	7,429	338,391
Quotient Technology, Inc. (a)	21,731	284,676
RingCentral, Inc. Class A (a)	2,505	159,068
Shopify, Inc. Class A (a)	9,325	1,161,802
Stitch Fix, Inc. (a)	1,803	36,565
Symantec Corp.	18,664	482,464
Trivago NV ADR (a)	10,891	75,692
Tucows, Inc. Class A (a)	1,502	84,112
VeriSign, Inc. (a)	731	86,667
Wayfair, Inc. Class A (a)	350	23,636
Wix.com Ltd. (a)	12,763	1,015,297
XO Group, Inc. (a)	4,005	83,104
Zendesk, Inc. (a)	12,920	618,480
Zillow Group, Inc. Class A (a)	11,020	595,080
Zillow Group, Inc. Class C (a)	2,946	158,495
Zscaler, Inc. (a)	849	23,831

		12,962,749

Media — 1.2%
Cable One, Inc.	2,070	1,422,318
Central European Media Enterprises Ltd. Class A (a)	3,800	15,960
MSG Networks, Inc. Class A (a)	3,305	74,693
News Corp. Class A	78,026	1,232,811
Saga Communications, Inc. Class A	3,055	113,799
Scholastic Corp.	7,812	303,418
Viacom, Inc. Class B	31,836	988,826

		4,151,825

Telecommunications — 0.6%
Finisar Corp. (a)	6,524	103,144
GCI Liberty, Inc. Class A (a)	19,598	1,035,950
GTT Communications, Inc. (a)	5,206	295,180

The accompanying notes are an integral part of the financial statements.

137

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harmonic, Inc. (a)	58,611	$222,722
Maxar Technologies Ltd.	4,603	212,889
Telephone & Data Systems, Inc.	9,516	266,734

		2,136,619

		19,251,193

Consumer, Cyclical — 10.3%
Airlines — 0.2%
Allegiant Travel Co.	592	102,150
Hawaiian Holdings, Inc.	2,702	104,567
United Continental Holdings, Inc. (a)	7,411	514,842

		721,559

Apparel — 0.3%
Canada Goose Holdings, Inc. (a)	4,607	153,966
Crocs, Inc. (a)	7,812	126,945
Ralph Lauren Corp.	6,310	705,458
Steven Madden Ltd.	4,607	202,247

		1,188,616

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	5,708	135,280
Ferrari NV	1,550	186,806
REV Group, Inc.	4,632	96,160

		418,246

Auto Parts & Equipment — 0.3%
Aptiv PLC	4,505	382,790
Dorman Products, Inc. (a)	2,904	192,274
Gentherm, Inc. (a)	11,217	380,817
Horizon Global Corp. (a)	8,012	66,019
Strattec Security Corp.	1,202	43,693

		1,065,593

Automotive & Parts — 0.0%
Westport Innovations, Inc. (a)	9,312	20,393

Distribution & Wholesale — 1.1%
Core-Mark Holding Co., Inc.	12,568	267,196
HD Supply Holdings, Inc. (a)	20,735	786,686
KAR Auction Services, Inc.	11,849	642,216
Pool Corp.	4,438	648,924
SiteOne Landscape Supply, Inc. (a)	5,813	447,833
Uni-Select, Inc.	4,406	68,398
Watsco, Inc.	4,048	732,566

		3,593,819

Entertainment — 0.8%
Red Rock Resorts, Inc. Class A	5,553	162,592
Vail Resorts, Inc.	11,616	2,575,267

		2,737,859

Food Services — 0.2%
Aramark	14,422	570,534

Home Builders — 0.3%
Cavco Industries, Inc. (a)	2,263	393,196

	Number of Shares	Value
TRI Pointe Group, Inc. (a)	29,946	$492,013

		885,209

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	8,112	367,393

Housewares — 0.2%
The Toro Co.	10,960	684,452

Leisure Time — 0.6%
LCI Industries	2,952	307,451
Lindblad Expeditions Holdings, Inc. (a)	8,212	84,337
Norwegian Cruise Line Holdings Ltd. (a)	25,121	1,330,659
Royal Caribbean Cruises Ltd.	3,004	353,691

		2,076,138

Lodging — 0.7%
Evolve Vacacation Rental Network	3,931	33,455
Hilton Grand Vacations, Inc. (a)	2,504	107,722
ILG, Inc.	7,712	239,920
Marriott International, Inc. Class A	8,900	1,210,222
MGM Resorts International	21,332	747,047

		2,338,366

Retail — 5.0%
Beacon Roofing Supply, Inc. (a)	7,611	403,916
Bojangles’, Inc. (a)	6,409	88,765
Boot Barn Holdings, Inc. (a)	4,507	79,909
Burlington Stores, Inc. (a)	16,161	2,151,837
CarMax, Inc. (a)	9,614	595,491
Casey’s General Stores, Inc.	6,608	725,360
Chico’s FAS, Inc.	11,125	100,570
Chuy’s Holdings, Inc. (a)	4,807	125,943
Denny’s Corp. (a)	23,737	366,262
Dollar General Corp.	16,224	1,517,755
Dunkin’ Brands Group, Inc.	21,980	1,311,986
Express, Inc. (a)	11,016	78,875
Fiesta Restaurant Group, Inc. (a)	12,760	236,060
Five Below, Inc. (a)	2,012	147,560
Floor & Decor Holdings, Inc. Class A (a)	701	36,536
The Gap, Inc.	1,903	59,374
GMS, Inc. (a)	6,611	202,032
Jack in the Box, Inc.	1,610	137,381
Lojas Renner SA	23,333	242,769
Lumber Liquidators Holdings, Inc. (a)	13,517	323,327
The Michaels Cos., Inc. (a)	21,560	424,948
National Vision Holdings, Inc. (a)	3,527	113,957
O’Reilly Automotive, Inc. (a)	3,019	746,840
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,309	380,433
Papa John’s International, Inc.	3,489	199,920
Party City Holdco, Inc. (a)	10,015	156,234

The accompanying notes are an integral part of the financial statements.

138

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PriceSmart, Inc.	5,010	$418,585
PVH Corp.	2,474	374,638
Raia Drogasil SA	11,516	260,915
Red Robin Gourmet Burgers, Inc. (a)	6,710	389,180
RH (a)	8,073	769,195
Sonic Corp.	15,324	386,624
Sportsman’s Warehouse Holdings, Inc. (a)	12,819	52,302
Tapestry, Inc.	33,865	1,781,638
Tiffany & Co.	6,869	670,827
Tuesday Morning Corp. (a)	22,635	89,408
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,550	316,618
Wingstop, Inc.	10,272	485,147
Winmark Corp.	1,271	166,247
Zoe’s Kitchen, Inc. (a)	801	11,566
Zumiez, Inc. (a)	3,205	76,599

		17,203,529

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	15,122	657,807

Textiles — 0.0%
Culp, Inc.	3,806	116,273
JG Boswell Co.	67	46,565

		162,838

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	40,139	527,828

		35,220,179

Consumer, Non-cyclical — 23.9%
Agriculture — 0.9%
Archer-Daniels-Midland Co.	21,835	946,984
Bunge Ltd.	29,848	2,206,961
Vector Group Ltd.	4,206	85,760

		3,239,705

Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	2,832	535,390
Carlsberg A/S Class B	10,402	1,243,027
Coca-Cola Bottling Co. Consolidated	701	121,042

		1,899,459

Biotechnology — 3.0%
Abcam PLC	32,365	563,226
Abeona Therapeutics, Inc. (a)	1,060	15,211
Acceleron Pharma, Inc. (a)	5,228	204,415
Alnylam Pharmaceuticals, Inc. (a)	8,523	1,015,089
Amicus Therapeutics, Inc. (a)	6,801	102,287
Argenx SE (a)	2,540	204,318
Atara Biotherapeutics, Inc. (a)	1,620	63,180
Audentes Therapeutics, Inc. (a)	1,802	54,150
Avexis, Inc. (a)	476	58,824
BeiGene Ltd. (a)	1,276	214,368
Bluebird Bio, Inc. (a)	3,201	546,571

	Number of Shares	Value
Blueprint Medicines Corp. (a)	5,340	$489,678
Calyxt, Inc. (a)	1,871	24,548
Corvus Pharmaceuticals, Inc. (a)	3,617	41,704
CytomX Therapeutics, Inc. (a)	4,640	132,008
Editas Medicine, Inc. (a)	1,001	33,183
Exelixis, Inc. (a)	12,287	272,157
FibroGen, Inc. (a)	1,402	64,772
Five Prime Therapeutics, Inc. (a)	1,852	31,817
GlycoMimetics, Inc. (a)	5,321	86,360
Illumina, Inc. (a)	1,169	276,375
ImmunoGen, Inc. (a)	2,202	23,165
Immunomedics, Inc. (a)	7,310	106,799
Incyte Corp. (a)	6,496	541,312
Insmed, Inc. (a)	18,195	409,751
Ionis Pharmaceuticals, Inc. (a)	1,302	57,392
Loxo Oncology, Inc. (a)	2,892	333,650
MacroGenics, Inc. (a)	4,101	103,181
Momenta Pharmaceuticals, Inc. (a)	3,505	63,616
NewLink Genetics Corp. (a)	5,007	36,301
Prothena Corp. PLC (a)	9,748	357,849
Radius Health, Inc. (a)	10,698	384,486
Rigel Pharmaceuticals, Inc. (a)	12,918	45,730
Sage Therapeutics, Inc. (a)	9,013	1,451,724
Seattle Genetics, Inc. (a)	21,860	1,144,152
Spark Therapeutics, Inc. (a)	5,609	373,503
Theravance Biopharma, Inc. (a)	2,104	51,022
Tocagen, Inc. (a)	687	8,141
Ultragenyx Pharmaceutical, Inc. (a)	2,303	117,430
WaVe Life Sciences Ltd. (a)	4,206	168,661
Zai Lab Ltd. (a)	862	18,404

		10,290,510

Commercial Services — 6.2%
Aaron’s, Inc.	7,011	326,713
Altus Group Ltd.	6,698	169,588
American Public Education, Inc. (a)	10,015	430,645
Booz Allen Hamilton Holding Corp.	20,331	787,216
Bright Horizons Family Solutions, Inc. (a)	12,409	1,237,426
The Brink’s Co.	6,007	428,600
Capella Education Co.	3,369	294,282
Cardtronics PLC Class A (a)	6,419	143,208
Career Education Corp. (a)	15,123	198,716
Cintas Corp.	3,606	615,112
Colliers International Group, Inc.	3,863	268,285
CoreLogic, Inc. (a)	14,922	674,922
CoStar Group, Inc. (a)	4,392	1,592,891
Cross Country Healthcare, Inc. (a)	7,812	86,791
Equifax, Inc.	2,561	301,712
Euronet Worldwide, Inc. (a)	200	15,784
FleetCor Technologies, Inc. (a)	3,104	628,560
FTI Consulting, Inc. (a)	5,308	256,960
Gartner, Inc. (a)	8,410	989,184

The accompanying notes are an integral part of the financial statements.

139

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Global Payments, Inc.	9,614	$1,072,153
Green Dot Corp. Class A (a)	7,812	501,218
Healthcare Services Group, Inc.	4,807	209,008
HMS Holdings Corp. (a)	13,036	219,526
IHS Markit Ltd. (a)	11,500	554,760
MarketAxess Holdings, Inc.	2,745	596,873
Matthews International Corp. Class A	3,494	176,796
McGrath RentCorp	3,706	198,975
Monro, Inc.	7,209	386,402
National American University Holdings, Inc.	10,300	13,390
Navigant Consulting, Inc. (a)	8,813	169,562
Paylocity Holding Corp. (a)	6,710	343,753
Ritchie Bros. Auctioneers, Inc.	670	21,085
Rollins, Inc.	14,220	725,647
SEACOR Marine Holdings, Inc. (a)	14,422	274,307
Service Corp. International	17,279	652,110
ServiceMaster Global Holdings, Inc. (a)	19,685	1,000,982
Strayer Education, Inc.	6,811	688,252
Team, Inc. (a)	5,707	78,471
TransUnion (a)	31,645	1,796,803
Verisk Analytics, Inc. (a)	9,214	958,256
Worldpay, Inc. Class A (a)	14,722	1,210,737

		21,295,661

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co. (a)	22,935	1,119,686
elf Beauty, Inc. (a)	1,302	25,220
Jand, Inc.,Class A (b) (c)	7,135	112,141

		1,257,047

Foods — 2.4%
Cal-Maine Foods, Inc. (a)	14,222	621,501
Conagra Brands, Inc.	10,416	384,142
Flowers Foods, Inc.	55,189	1,206,432
General Mills, Inc.	8,324	375,080
Hostess Brands, Inc. (a)	5,206	76,997
The Kroger Co.	50,481	1,208,515
Lancaster Colony Corp.	567	69,820
Nomad Foods Ltd. (a)	36,912	580,995
Performance Food Group Co. (a)	8,312	248,113
Pinnacle Foods, Inc.	8,814	476,837
Post Holdings, Inc. (a)	10,499	795,404
The Simply Good Foods Co. (a)	23,737	325,909
SpartanNash Co.	5,108	87,909
Sprouts Farmers Market, Inc. (a)	16,627	390,236
Sysco Corp.	10,517	630,599
TreeHouse Foods, Inc. (a)	14,322	548,103

		8,026,592

Health Care – Products — 4.9%
Align Technology, Inc. (a)	1,000	251,130
Analogic Corp.	1,308	125,437

	Number of Shares	Value
AngioDynamics, Inc. (a)	2,103	$36,277
AtriCure, Inc. (a)	2,925	60,021
Atrion Corp.	804	507,565
Baxter International, Inc.	23,037	1,498,326
Bruker Corp.	18,700	559,504
The Cooper Cos., Inc.	6,260	1,432,351
DENTSPLY SIRONA, Inc.	3,765	189,417
GenMark Diagnostics, Inc. (a)	12,217	66,460
Glaukos Corp. (a)	3,405	104,976
Haemonetics Corp. (a)	3,313	242,379
Halyard Health, Inc. (a)	16,363	754,007
Henry Schein, Inc. (a)	8,792	590,910
Hologic, Inc. (a)	63,518	2,373,033
IDEXX Laboratories, Inc. (a)	3,199	612,257
Integer Holdings Corp. (a)	2,103	118,925
iRhythm Technologies, Inc. (a)	260	16,367
K2M Group Holdings, Inc. (a)	17,327	328,347
Lantheus Holdings, Inc. (a)	7,611	121,015
Patterson Cos., Inc.	32,523	722,986
Penumbra, Inc. (a)	401	46,376
Quidel Corp. (a)	10,964	568,045
Sartorius Stedim Biotech	1,709	154,704
STERIS PLC	3,505	327,227
Teleflex, Inc.	8,163	2,081,402
Utah Medical Products, Inc.	1,102	108,933
West Pharmaceutical Services, Inc.	16,360	1,444,424
Wright Medical Group NV (a)	21,630	429,139
Zimmer Biomet Holdings, Inc.	6,534	712,467

		16,584,407

Health Care – Services — 2.3%
Acadia Healthcare Co., Inc. (a)	23,402	916,890
Centene Corp. (a)	7,062	754,716
The Ensign Group, Inc.	6,319	166,190
Envision Healthcare Corp. (a)	18,885	725,751
Eurofins Scientific SE	498	263,251
IQVIA Holdings, Inc. (a)	5,508	540,390
LifePoint Health, Inc. (a)	2,604	122,388
MEDNAX, Inc. (a)	21,775	1,211,343
Molina Healthcare, Inc. (a)	11,808	958,573
Select Medical Holdings Corp. (a)	85,806	1,480,154
Teladoc, Inc. (a)	501	20,190
U.S. Physical Therapy, Inc.	2,904	236,095
WellCare Health Plans, Inc. (a)	2,414	467,423

		7,863,354

Household Products & Wares — 0.0%
CSS Industries, Inc.	6,489	113,558

Pharmaceuticals — 3.2%
Agios Pharmaceuticals, Inc. (a)	3,705	302,995
Aimmune Therapeutics, Inc. (a)	6,307	200,752
Alkermes PLC (a)	36,056	2,089,806
Aquinox Pharmaceuticals, Inc. (a)	4,500	63,360
Array BioPharma, Inc. (a)	5,107	83,346

The accompanying notes are an integral part of the financial statements.

140

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ascendis Pharma A/S (a)	3,829	$250,417
Cardinal Health, Inc.	4,204	263,507
Catalent, Inc. (a)	27,640	1,134,898
Coherus Biosciences, Inc. (a)	4,807	53,117
DexCom, Inc. (a)	17,747	1,316,118
G1 Therapeutics, Inc. (a)	1,137	42,126
Global Blood Therapeutics, Inc. (a)	4,313	208,318
GW Pharmaceuticals PLC ADR (a)	747	84,164
Ironwood Pharmaceuticals, Inc. (a)	19,013	293,371
Minerva Neurosciences, Inc. (a)	1,202	7,512
Mylan NV (a)	5,809	239,157
MyoKardia, Inc. (a)	2,423	118,242
Neurocrine Biosciences, Inc. (a)	5,018	416,143
Pacira Pharmaceuticals, Inc. (a)	4,707	146,623
Perrigo Co. PLC	16,977	1,414,863
Prestige Brands Holdings, Inc. (a)	1,602	54,019
Rhythm Pharmaceuticals, Inc. (a)	501	9,970
Sarepta Therapeutics, Inc. (a)	2,791	206,785
TESARO, Inc. (a)	4,438	253,587
Teva Pharmaceutical Industries Ltd. Sponsored ADR	13,984	238,987
TherapeuticsMD, Inc. (a)	33,851	164,854
Xencor, Inc. (a)	10,744	322,105
Zoetis, Inc.	11,998	1,001,953

		10,981,095

		81,551,388

Diversified — 0.1%
Holding Company – Diversified — 0.1%
J2 Acquisition Ltd. (a) (d)	13,974	132,334
Sentinel Energy Services, Inc. (a)	10,916	108,287

		240,621

		240,621

Energy — 4.0%
Energy – Alternate Sources — 0.1%
NextEra Energy Partners LP	7,250	289,927
REX American Resources Corp. (a)	501	36,473

		326,400

Oil & Gas — 3.4%
Advantage Oil & Gas Ltd. (a)	61,864	182,949
Andeavor	1,903	191,366
Apache Corp.	29,302	1,127,541
ARC Resources Ltd.	50,099	545,962
Canadian Natural Resources Ltd.	2,256	70,996
Centennial Resource Development, Inc. Class A (a)	47,329	868,487
Concho Resources, Inc. (a)	4,543	682,949
Crew Energy, Inc. (a)	54,383	79,779
Diamondback Energy, Inc. (a)	2,604	329,458
Earthstone Energy, Inc. Class A (a)	9,113	92,224
EQT Corp.	37,160	1,765,472
Hess Corp.	40,966	2,073,699

	Number of Shares	Value
Imperial Oil Ltd.	26,354	$698,381
Jagged Peak Energy, Inc. (a)	23,649	334,160
Kelt Exploration Ltd. (a)	25,338	135,309
Kosmos Energy Ltd. (a)	16,767	105,632
Matador Resources Co. (a)	20,932	626,076
Murphy Oil Corp.	37,781	976,261
Panhandle Oil & Gas, Inc. Class A	3,505	67,646
RSP Permian, Inc. (a)	1,301	60,991
Seven Generations Energy Ltd. Class A (a)	6,310	78,364
Venture Global LNG (b) (c)	9	27,180
Venture Global LNG (b) (c)	11	33,220
WPX Energy, Inc. (a)	16,574	244,964

		11,399,066

Oil & Gas Services — 0.5%
Dril-Quip, Inc. (a)	7,011	314,093
Frank’s International NV	65,723	356,876
Keane Group, Inc. (a)	3,705	54,834
NCS Multistage Holdings, Inc. (a)	4,106	61,590
Ranger Energy Services, Inc. (a)	6,309	51,355
SEACOR Holdings, Inc. (a)	10,015	511,767
TETRA Technologies, Inc. (a)	34,752	130,320
Thermon Group Holdings, Inc. (a)	15,101	338,413

		1,819,248

Pipelines — 0.0%
Plains GP Holdings LP	5,408	117,624

		13,662,338

Financial — 19.5%
Banks — 6.7%
American Business Bank (a)	713	28,520
Atlantic Capital Bancshares, Inc. (a)	12,646	228,893
BankUnited, Inc.	26,050	1,041,479
Blue Hills Bancorp, Inc.	13,162	274,428
Bridge Bancorp, Inc.	7,951	266,756
Burke & Herbert Bank & Trust Co.	51	140,250
CoBiz Financial, Inc.	16,645	326,242
Columbia Banking System, Inc.	15,659	656,895
East West Bancorp, Inc.	7,422	464,172
Farmers & Merchants Bank of Long Beach/Long Beach CA	15	118,500
FB Financial Corp. (a)	10,847	440,280
Fifth Third Bancorp	72,514	2,302,319
The First Bancshares, Inc.	1,302	41,989
First Hawaiian, Inc.	9,314	259,209
First Horizon National Corp.	7,976	150,188
Glacier Bancorp, Inc.	7,912	303,663
Guaranty Bancorp	5,508	156,152
HarborOne Bancorp, Inc. (a)	4,807	84,892
Heritage Commerce Corp.	15,778	260,021
Heritage Financial Corp.	10,717	327,940
Home BancShares, Inc.	37,317	851,201

The accompanying notes are an integral part of the financial statements.

141

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hope Bancorp, Inc.	22,265	$405,000
Howard Bancorp, Inc. (a)	5,358	106,088
Independent Bank Group, Inc.	6,128	433,250
John Marshall Bancorp, Inc. Common Stock (a)	2,804	49,210
Kearny Financial Corp.	13,620	177,060
Live Oak Bancshares, Inc.	18,435	512,493
National Bank Holdings Corp. Class A	10,265	341,311
National Commerce Corp. (a)	2,704	117,759
Northern Trust Corp.	12,801	1,320,167
PCSB Financial Corp. (a)	3,590	75,318
Pinnacle Financial Partners, Inc.	7,411	475,786
Ponce de Leon Federal Bank (a)	5,809	85,102
Popular, Inc.	26,287	1,094,065
Preferred Bank	5,308	340,774
Premier Commercial Bancorp (a)	1,789	26,388
Prosperity Bancshares, Inc.	10,480	761,162
Sandy Spring Bancorp, Inc.	4,507	174,691
Seacoast Banking Corp. of Florida (a)	11,718	310,175
Signature Bank (a)	4,206	597,042
Simmons First National Corp. Class A	5,133	146,034
South State Corp.	3,341	284,987
Southern First Bancshares, Inc. (a)	1,937	86,196
Sterling Bancorp, Inc.	13,529	182,777
SVB Financial Group (a)	2,914	699,389
Synovus Financial Corp.	3,405	170,046
Texas Capital Bancshares, Inc. (a)	8,952	804,785
Towne Bank	20,421	584,041
Union Bankshares Corp.	2,135	78,376
Univest Corp. of Pennsylvania	5,518	152,849
Webster Financial Corp.	20,631	1,142,957
Westamerica Bancorp.	10,759	624,883
Western Alliance Bancorp (a)	23,044	1,339,087
Wintrust Financial Corp.	3,926	337,832

		22,761,069

Diversified Financial Services — 3.1%
Ally Financial, Inc.	21,435	581,960
Cboe Global Markets, Inc.	24,760	2,825,116
Ellie Mae, Inc. (a)	7,711	708,949
Encore Capital Group, Inc. (a)	4,825	218,090
FNF Group	31,271	1,251,465
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,336	299,052
Houlihan Lokey, Inc.	4,707	209,932
Janus Henderson Group PLC	3,622	119,852
OTC Markets Group, Inc.	2,154	57,727
PennyMac Financial Services, Inc. Class A (a)	12,438	281,721
PRA Group, Inc. (a)	9,715	369,170
Santander Consumer USA Holdings, Inc.	5,408	88,150

	Number of Shares	Value
SLM Corp. (a)	63,167	$708,102
Stifel Financial Corp.	2,003	118,638
Synchrony Financial	35,582	1,193,065
TD Ameritrade Holding Corp.	24,337	1,441,481
Virtus Investment Partners, Inc.	1,212	150,046
Waddell & Reed Financial, Inc. Class A	4,880	98,625

		10,721,141

Insurance — 4.3%
Assured Guaranty Ltd.	13,025	471,505
Axis Capital Holdings Ltd.	9,584	551,751
Brighthouse Financial, Inc. (a)	4,345	223,333
Brown & Brown, Inc.	35,458	902,052
CNA Financial Corp.	18,725	924,079
Employers Holdings, Inc.	3,205	129,642
Essent Group Ltd. (a)	2,404	102,314
First American Financial Corp.	3,004	176,275
The Hanover Insurance Group, Inc.	3,236	381,492
James River Group Holdings Ltd.	1,337	47,423
Kemper Corp.	10,215	582,255
Kinsale Capital Group, Inc.	3,744	192,180
Loews Corp.	27,136	1,349,473
Marsh & McLennan Cos., Inc.	10,617	876,858
ProAssurance Corp.	6,310	306,350
The Progressive Corp.	31,498	1,919,173
Radian Group, Inc.	29,646	564,460
RenaissanceRe Holdings Ltd.	901	124,798
Safety Insurance Group, Inc.	4,014	308,476
Selective Insurance Group, Inc.	8,112	492,398
State Auto Financial Corp.	11,117	317,613
Third Point Reinsurance Ltd. (a)	6,509	90,801
Validus Holdings Ltd.	1,202	81,075
Voya Financial, Inc.	19,732	996,466
White Mountains Insurance Group Ltd.	1,270	1,044,600
Willis Towers Watson PLC	8,813	1,341,250

		14,498,092

Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	1,921	219,662
Pargesa Holding SA	4,729	419,619

		639,281

Private Equity — 0.0%
Safeguard Scientifics, Inc. (a)	5,208	63,798

Real Estate — 1.0%
Alexander & Baldwin, Inc.	7,711	178,355
FirstService Corp.	12,747	932,826
FRP Holdings, Inc. (a)	2,637	147,672
RE/MAX Holdings, Inc. Class A	7,208	435,724
Realogy Holdings Corp.	40,282	1,098,893
Redfin Corp. (a)	12,819	292,658

The accompanying notes are an integral part of the financial statements.

142

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The St. Joe Co. (a)	12,825	$241,751

		3,327,879

Real Estate Investment Trusts (REITS) — 3.4%
Acadia Realty Trust	11,017	271,018
American Assets Trust, Inc.	2,604	87,000
American Campus Communities, Inc.	8,913	344,220
Cedar Realty Trust, Inc.	62,094	244,650
CubeSmart	5,709	160,994
Douglas Emmett, Inc.	5,008	184,094
EastGroup Properties, Inc.	6,009	496,704
Equity Commonwealth (a)	48,177	1,477,588
Equity Residential	16,526	1,018,332
Forest City Realty Trust, Inc. Class A	10,707	216,924
Healthcare Realty Trust, Inc.	7,311	202,588
JBG SMITH Properties	6,310	212,710
Kilroy Realty Corp.	2,604	184,780
Outfront Media, Inc.	2,522	47,262
Paramount Group, Inc.	24,136	343,697
Pebblebrook Hotel Trust	5,208	178,895
PotlatchDeltic Corp.	4,607	239,794
PS Business Parks, Inc.	5,309	600,129
Rayonier, Inc.	55,690	1,959,174
Redwood Trust, Inc.	6,109	94,506
Regency Centers Corp.	11,218	661,638
Retail Opportunity Investments Corp.	18,629	329,174
Saul Centers, Inc.	4,306	219,477
Sunstone Hotel Investors, Inc.	11,417	173,767
Taubman Centers, Inc.	3,105	176,705
Terreno Realty Corp.	9,515	328,363
Urban Edge Properties	10,416	222,382
Urstadt Biddle Properties, Inc.	300	4,971
Urstadt Biddle Properties, Inc. Class A	4,234	81,716
Washington Real Estate Investment Trust	7,812	213,268
Weyerhaeuser Co.	22,253	778,855

		11,755,375

Savings & Loans — 0.8%
Beneficial Bancorp, Inc.	25,338	394,006
Capitol Federal Financial, Inc.	52,284	645,707
Clifton Bancorp, Inc.	7,311	114,417
FS Bancorp, Inc.	1,120	59,920
Investors Bancorp, Inc.	14,422	196,716
Meridian Bancorp, Inc.	22,057	444,449
Pacific Premier Bancorp, Inc. (a)	9,229	371,006
United Financial Bancorp, Inc.	14,522	235,256
WSFS Financial Corp.	5,509	263,881

		2,725,358

		66,491,993

	Number of Shares	Value
Industrial — 16.0%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	11,615	$324,872
Cobham PLC (a)	190,537	329,004
Cubic Corp.	7,440	473,184
Harris Corp.	8,813	1,421,361
Kaman Corp.	1,537	95,478
Moog, Inc. Class A (a)	2,305	189,955
Teledyne Technologies, Inc. (a)	4,397	822,986
Triumph Group, Inc.	14,631	368,701

		4,025,541

Building Materials — 1.2%
Armstrong World Industries, Inc. (a)	7,319	412,060
Gibraltar Industries, Inc. (a)	7,412	250,896
JELD-WEN Holding, Inc. (a)	2,303	70,518
Lennox International, Inc.	4,290	876,747
Louisiana-Pacific Corp.	5,508	158,465
Martin Marietta Materials, Inc.	2,546	527,786
PGT Innovations, Inc. (a)	9,929	185,176
Quanex Building Products Corp.	6,033	104,974
Simpson Manufacturing Co., Inc.	2,303	132,630
Stella-Jones, Inc.	2,303	81,352
Universal Forest Products, Inc.	5,308	172,244
Vulcan Materials Co.	9,816	1,120,693

		4,093,541

Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	4,576	636,933
Belden, Inc.	7,111	490,232
Energizer Holdings, Inc.	2,704	161,104
Insteel Industries, Inc.	3,104	85,764
Littelfuse, Inc.	2,867	596,852
Novanta, Inc. (a)	9,917	517,172
Powell Industries, Inc.	947	25,418

		2,513,475

Electronics — 3.3%
ADT, Inc.	18,227	144,540
Agilent Technologies, Inc.	20,635	1,380,481
Allegion PLC	8,913	760,190
AVX Corp.	29,748	492,329
Badger Meter, Inc.	2,673	126,032
Brady Corp. Class A	4,307	160,005
Coherent, Inc. (a)	2,306	432,144
Corning, Inc.	23,835	664,520
CTS Corp.	5,008	136,218
ESCO Technologies, Inc.	10,541	617,176
Fortive Corp.	11,058	857,216
Keysight Technologies, Inc. (a)	29,544	1,547,810
Knowles Corp. (a)	14,822	186,609
Mesa Laboratories, Inc.	1,112	165,065
Methode Electronics, Inc.	4,607	180,134
National Instruments Corp.	27,343	1,382,736
Rotork PLC	75,903	302,873
Sensata Technologies Holding PLC (a)	27,665	1,433,877

The accompanying notes are an integral part of the financial statements.

143

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SYNNEX Corp.	2,300	$272,320

		11,242,275

Engineering & Construction — 0.2%
Aegion Corp. (a)	11,593	265,596
Comfort Systems USA, Inc.	1,145	47,231
Sarana Menara Nusantara Tbk PT	826,900	215,221

		528,048

Environmental Controls — 0.9%
Clean Harbors, Inc. (a)	4,258	207,833
Heritage-Crystal Clean, Inc. (a)	2,904	68,389
MSA Safety, Inc.	3,854	320,807
Stericycle, Inc. (a)	2,370	138,716
Waste Connections, Inc.	32,506	2,331,981

		3,067,726

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	28,022	1,780,237

Machinery – Diversified — 2.5%
AGCO Corp.	4,258	276,131
Alamo Group, Inc.	1,202	132,100
Chart Industries, Inc. (a)	12,745	752,337
Gardner Denver Holdings, Inc. (a)	10,122	310,543
Graco, Inc.	13,219	604,373
IDEX Corp.	10,316	1,470,133
Roper Technologies, Inc.	9,035	2,536,034
Wabtec Corp.	2,537	206,512
Welbilt, Inc. (a)	11,847	230,424
Xylem, Inc.	25,181	1,936,923

		8,455,510

Metal Fabricate & Hardware — 0.8%
CIRCOR International, Inc.	3,694	157,586
Haynes International, Inc.	5,043	187,146
Mueller Water Products, Inc. Class A	15,723	170,909
RBC Bearings, Inc. (a)	5,897	732,407
Rexnord Corp. (a)	7,190	213,399
Sun Hydraulics Corp.	6,610	354,032
Valmont Industries, Inc.	7,102	1,039,022

		2,854,501

Miscellaneous – Manufacturing — 2.3%
AZZ, Inc.	5,609	245,113
Barnes Group, Inc.	5,408	323,885
Colfax Corp. (a)	21,896	698,483
Hillenbrand, Inc.	2,804	128,704
John Bean Technologies Corp.	11,297	1,281,080
Lydall, Inc. (a)	3,005	144,991
Myers Industries, Inc.	16,826	355,870
Raven Industries, Inc.	4,307	150,960
Textron, Inc.	75,321	4,441,679

		7,770,765

Packaging & Containers — 0.4%
Ardagh Group SA	1,902	35,529

	Number of Shares	Value
Ball Corp.	26,560	$1,054,698
Multi-Color Corp.	740	48,877
WestRock Co.	3,163	202,970

		1,342,074

Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	23,237	2,177,539
Dorian LPG Ltd. (a)	1,102	8,254
Expeditors International of Washington, Inc.	10,756	680,855
Genesee & Wyoming, Inc. Class A (a)	4,551	322,165
International Seaways, Inc. (a)	4,428	77,933
J.B. Hunt Transport Services, Inc.	1,602	187,674
Kansas City Southern	9,771	1,073,344
Kirby Corp. (a)	2,103	161,826
Knight-Swift Transportation Holdings, Inc.	2,104	96,805
Landstar System, Inc.	6,904	757,024
Matson, Inc.	12,294	352,100
Old Dominion Freight Line, Inc.	2,104	309,225
Overseas Shipholding Group, Inc. Class A (a)	24,443	69,418
Patriot Transportation Holding, Inc. (a)	1,502	27,877
Saia, Inc. (a)	1,105	83,041
Schneider National, Inc. Class B	5,709	148,776
Tidewater, Inc. (a)	6,711	192,002
Universal Logistics Holdings, Inc.	7,611	160,973

		6,886,831

		54,560,524

Technology — 8.5%
Computers — 0.7%
Conduent, Inc. (a)	11,602	216,261
CSRA, Inc.	40,096	1,653,158
Lumentum Holdings, Inc. (a)	8,513	543,129
Startek, Inc. (a)	1,816	17,761

		2,430,309

Semiconductors — 2.1%
Ambarella, Inc. (a)	1,102	53,987
Cabot Microelectronics Corp.	1,502	160,879
Entegris, Inc.	12,561	437,123
Inphi Corp. (a)	5,545	166,905
Integrated Device Technology, Inc. (a)	7,347	224,524
Lattice Semiconductor Corp. (a)	20,130	112,124
MACOM Technology Solutions Holdings, Inc. (a)	6,404	106,306
Marvell Technology Group Ltd.	87,081	1,828,701
Maxim Integrated Products, Inc.	7,476	450,205
MaxLinear, Inc. (a)	5,207	118,459
Microchip Technology, Inc.	20,129	1,838,985

The accompanying notes are an integral part of the financial statements.

144

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsemi Corp. (a)	5,234	$338,745
MKS Instruments, Inc.	1,108	128,140
Monolithic Power Systems, Inc.	500	57,885
Qorvo, Inc. (a)	3,160	222,622
Rudolph Technologies, Inc. (a)	3,605	99,859
Synaptics, Inc. (a)	1,001	45,776
Xilinx, Inc.	12,347	891,947

		7,283,172

Software — 5.7%
2U, Inc. (a)	4,115	345,783
athenahealth, Inc. (a)	5,318	760,634
Atlassian Corp. PLC Class A (a)	26,338	1,420,145
Black Knight, Inc. (a)	34,861	1,641,953
Blackline, Inc. (a)	98	3,843
Callidus Software, Inc. (a)	5,909	212,429
CDK Global, Inc.	6,853	434,069
Cision Ltd. (a)	18,406	212,957
Computer Modelling Group Ltd.	26,539	191,367
Coupa Software, Inc. (a)	18,528	845,247
CyberArk Software Ltd. (a)	4,333	221,070
The Descartes Systems Group, Inc. (a)	25,136	717,633
Electronic Arts, Inc. (a)	3,073	372,571
Envestnet, Inc. (a)	501	28,707
Fidelity National Information Services, Inc.	5,234	504,034
Fiserv, Inc. (a)	15,060	1,073,929
Five9, Inc. (a)	13,724	408,838
Guidewire Software, Inc. (a)	14,379	1,162,255
Instructure, Inc. (a)	1,602	67,524
MongoDB, Inc. (a)	1,100	47,740
MSCI, Inc.	3,567	533,159
New Relic, Inc. (a)	1,102	81,680
Paycom Software, Inc. (a)	300	32,217
PDF Solutions, Inc. (a)	10,934	127,490
RealPage, Inc. (a)	11,411	587,667
Red Hat, Inc. (a)	5,831	871,793
Rosetta Stone, Inc. (a)	4,103	53,954
ServiceNow, Inc. (a)	1,167	193,080
Splunk, Inc. (a)	3,761	370,045
SS&C Technologies Holdings, Inc	34,252	1,837,277
Tableau Software, Inc. Class A (a)	22,318	1,803,741
Twilio, Inc. Class A (a)	450	17,181
The Ultimate Software Group, Inc. (a)	3,361	819,076
Veeva Systems, Inc. Class A (a)	5,502	401,756
Workday, Inc. Class A (a)	6,722	854,433
Workiva, Inc. (a)	2,302	54,557
Zynga, Inc. Class A (a)	57,488	210,406

		19,522,240

		29,235,721

	Number of Shares	Value
Utilities — 3.3%
Electric — 2.4%
Black Hills Corp.	2,303	$125,053
El Paso Electric Co.	4,206	214,506
Entergy Corp.	5,517	434,629
FirstEnergy Corp.	66,908	2,275,541
MGE Energy, Inc.	728	40,841
NorthWestern Corp.	4,707	253,237
NRG Energy, Inc.	32,752	999,918
PG&E Corp.	27,620	1,213,347
PNM Resources, Inc.	22,434	858,100
Portland General Electric Co.	6,243	252,904
SCANA Corp.	7,665	287,821
Sempra Energy	4,629	514,837
Vistra Energy Corp. (a)	27,236	567,326

		8,038,060

Gas — 0.8%
Atmos Energy Corp.	7,144	601,811
Chesapeake Utilities Corp.	7,221	507,997
ONE Gas, Inc.	15,323	1,011,625
RGC Resources, Inc.	1,626	41,300
South Jersey Industries, Inc.	6,109	172,029
Southwest Gas Holdings, Inc.	6,009	406,389

		2,741,151

Water — 0.1%
California Water Service Group	10,616	395,446
Middlesex Water Co.	2,539	93,181

		488,627

		11,267,838

TOTAL COMMON STOCK (Cost $326,136,012)		324,481,475

CONVERTIBLE PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.1%
Bunge Ltd. 4.875%	2,010	219,030

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $222,178)		219,030

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.1%
Cosmetics & Personal Care — 0.1%
Jand, Inc. (b) (c)	8,802	138,341

Foods — 0.0%
Sweetgreen, Inc. (b) (c)	3,977	35,793

Healthcare-Services — 0.0%
Doximity (b) (c)	1,767	7,616

The accompanying notes are an integral part of the financial statements.

145

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tempus Labs, Inc. (b) (c)	2,275	$21,325

		28,941

		203,075

Industrial — 0.1%
Electronics — 0.1%
Sartorius AG 0.400%	2,423	338,625

TOTAL PREFERRED STOCK (Cost $513,056)		541,700

TOTAL EQUITIES (Cost $326,871,246)		325,242,205

	Principal Amount
BONDS & NOTES — 0.0%

BANK LOANS — 0.0%
Retail — 0.0%
Blue Nile, Inc. Term Loan 0.000% 2/17/23	$39,487	39,684

Transportation — 0.0%
Uber Technologies, 2018 Term Loan 5.000% 4/04/25	45,000	45,169

TOTAL BANK LOANS (Cost $84,855)		84,853

CORPORATE DEBT — 0.0%
Private Equity — 0.0%
Safeguard Scientifics Inc. 5.250% 5/15/18	32,000	32,643

TOTAL CORPORATE DEBT (Cost $31,994)		32,643

TOTAL BONDS & NOTES (Cost $116,849)		117,496

	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR (a) (b) (c)	1,800	3,402

TOTAL RIGHTS (Cost $5,677)		3,402

	Number of Shares	Value
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
T. Rowe Price Government Reserve Investment Fund	801,878	$801,878

TOTAL MUTUAL FUNDS (Cost $801,878)		801,878

TOTAL LONG-TERM INVESTMENTS (Cost $327,795,650)		326,164,981

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (e)	$15,059,612	15,059,612

TOTAL SHORT-TERM INVESTMENTS (Cost $15,059,612)		15,059,612

TOTAL INVESTMENTS — 99.9% (Cost $342,855,262) (f)		341,224,593

Other Assets/(Liabilities) — 0.1%		404,721

NET ASSETS — 100.0%		$341,629,314

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $379,018 or 0.11% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $132,334 or 0.04% of net assets.
(e)	Maturity value of $15,060,850. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 5/31/24, and an aggregate market value, including accrued interest, of $15,361,174.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

146

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 2.4%
Pass-Through Securities — 2.4%
Government National Mortgage Association Pool #MA4068 3.000% 11/20/46	$57,855	$57,109
Pool #MA4452 4.000% 5/20/47	69,754	71,861
Pool #MA4511 4.000% 6/20/47	87,108	89,657
Pool #MA4720 4.000% 9/20/47	60,471	62,202
Pool #MA4588 4.500% 7/20/47	709,979	740,042
Pool #MA4781 5.000% 10/20/47	374,695	394,133
Government National Mortgage Association II Pool #MA3596 3.000% 4/20/46	69,953	69,063
Government National Mortgage Association II TBA Pool #1235 4.000% 4/19/48 (a)	115,000	118,216
Pool #1019 4.500% 4/19/48 (a)	375,000	390,029

		1,992,312

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,990,526)		1,992,312

U.S. TREASURY OBLIGATIONS — 95.8%
U.S. Treasury Bonds & Notes — 95.8%
U.S. Treasury Bond 2.500% 2/15/45	4,230,000	3,862,353
U.S. Treasury Bond 2.500% 2/15/46	4,300,000	3,914,260
U.S. Treasury Bond 2.500% 5/15/46	3,800,000	3,455,922
U.S. Treasury Bond 2.750% 8/15/42	2,300,000	2,222,375
U.S. Treasury Bond 2.750% 8/15/47	3,800,000	3,632,043
U.S. Treasury Bond 2.750% 11/15/47	2,700,000	2,581,084
U.S. Treasury Bond 2.875% 8/15/45	4,125,000	4,051,443
U.S. Treasury Bond 3.000% 5/15/42	1,500,000	1,516,172

	Principal Amount	Value
U.S. Treasury Bond 3.000% 11/15/44	$3,450,000	$3,473,314
U.S. Treasury Bond 3.000% 5/15/45	3,500,000	3,522,832
U.S. Treasury Bond 3.000% 11/15/45	1,500,000	1,508,760
U.S. Treasury Bond (b) 3.000% 5/15/47	3,700,000	3,718,500
U.S. Treasury Bond 3.125% 11/15/41	1,785,000	1,843,954
U.S. Treasury Bond 3.125% 2/15/42	1,000,000	1,033,106
U.S. Treasury Bond 3.125% 2/15/43	2,500,000	2,576,562
U.S. Treasury Bond 3.125% 8/15/44	3,430,000	3,532,565
U.S. Treasury Bond 3.375% 5/15/44	3,200,000	3,441,938
U.S. Treasury Bond 3.500% 2/15/39	2,300,000	2,526,766
U.S. Treasury Bond 3.625% 2/15/44	3,400,000	3,809,262
U.S. Treasury Bond 3.750% 11/15/43	3,000,000	3,427,207
U.S. Treasury Bond 4.250% 11/15/40	2,300,000	2,807,977
U.S. Treasury Bond 4.375% 5/15/40	1,500,000	1,859,619
U.S. Treasury Bond 4.375% 5/15/41	1,500,000	1,867,031
U.S. Treasury Bond 4.500% 2/15/36	1,300,000	1,606,287
U.S. Treasury Bond 4.625% 2/15/40	2,230,000	2,853,485
U.S. Treasury Bond 4.750% 2/15/37	250,000	319,980
U.S. Treasury Bond 5.375% 2/15/31	1,350,000	1,728,527
U.S. Treasury Bond 5.500% 8/15/28	1,035,000	1,290,495
U.S. Treasury Note 3.625% 8/15/43	2,900,000	3,246,244

		77,230,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,094,876)		77,230,063

TOTAL BONDS & NOTES (Cost $77,085,402)		79,222,375

TOTAL LONG-TERM INVESTMENTS (Cost $77,085,402)		79,222,375

The accompanying notes are an integral part of the financial statements.

147

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (c)	$1,278,815	$1,278,815

TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,815)		1,278,815

TOTAL INVESTMENTS — 99.8% (Cost $78,364,217) (d)		80,501,190

Other Assets/(Liabilities) — 0.2%		132,873

NET ASSETS — 100.0%		$80,634,063

Abbreviation Legend

TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $1,278,919. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 7/15/24, and an aggregate market value, including accrued interest, of $1,307,613.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
U.S. Treasury Ultra Long Bond	06/20/18	6	$947,823	$14,990

Future Contract — Short
U.S. Treasury Ultra 10 Year	06/20/18	7	$(893,642)	$(15,374)

The accompanying notes are an integral part of the financial statements.

148

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149

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MM Select Bond and Income Asset Fund	MM Select Equity Asset Fund
Assets:
Investments, at value (Note 2) (a)	$268,572,564	$1,106,769,778
Repurchase agreements, at value (Note 2) (b)	3,674,141	9,307,783
Other short-term investments, at value (Note 2) (c)	-	616,613

Total investments (d)	272,246,705	1,116,694,174

Cash	62,890	154,295
Foreign currency, at value (e)	84,137	3,082,861
Receivables from:
Investments sold	385,600	6,340
Investments sold on a when-issued basis (Note 2)	-	-
Closed swap agreements, at value	-	-
Open forward contracts (Note 2)	-	6,985
Investment adviser (Note 3)	-	6,539
Fund shares sold	26,119	145,159
Collateral pledged for open futures contracts (Note 2)	-	344,548
Collateral pledged for open swaps agreements (Note 2)	-	-
Variation margin on open derivative instruments (Note 2)	-	387,095
Interest and dividends	1,202,726	2,261,147
Interest tax reclaim receivable	-	-
Foreign taxes withheld	-	447,109
Open swap agreements, at value (Note 2)	-	-
Prepaid expenses	-	2

Total assets	274,008,177	1,123,536,254

Liabilities:
Payables for:
Investments purchased	3,160,302	142,958
Investments purchased on a when-issued basis (Note 2)	-	-
Closed swap agreements, at value	-	-
Open forward contracts (Note 2)	-	2,415
Foreign currency overdraft (e)	-	-
Interest and dividends	-	-
Fund shares repurchased	364,792	2,410,524
Securities on loan (Note 2)	-	22,862,453
Open swap agreements, at value (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	11,266	45,963
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	38,961	159,256
Administration fees	9,470	23,997
Due to custodian	-	-
Accrued expense and other liabilities	38,265	221,359

Total liabilities	3,623,056	25,868,925

Net assets	$270,385,121	$1,097,667,329

Net assets consist of:
Paid-in capital	$281,503,028	$937,375,259
Accumulated undistributed (distributions in excess of) net investment income	221,763	4,818,232
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,414,971)	9,992,340
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(4,924,699)	145,481,498

Net assets	$270,385,121	$1,097,667,329

(a) Cost of investments:	$273,499,850	$960,991,994
(b) Cost of repurchase agreements:	$3,674,141	$9,307,783
(c) Cost of other short-term investments:	$-	$617,048
(d) Securities on loan with market value of:	$-	$21,852,895
(e) Cost of foreign currency:	$84,357	$3,078,019

The accompanying notes are an integral part of the financial statements.

150

MassMutual Select T. Rowe Price Bond Asset Fund	MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund

$368,182,941	$50,173,607	$672,749,515	$92,330,738	$44,431,215
19,774,846	719,218	8,849,978	318,749	1,407,735
6,714,109	285,074	-	-	-

394,671,896	51,177,899	681,599,493	92,649,487	45,838,950

-	-	174,087	-	23,350
230,976	-	-	-	42,611

3,216,699	721,753	4,067,097	-	11,361
3,558,319	-	-	-	-
-	55,807	-	-	-
707,001	43,892	-	10,124	-
30,510	15,584	39,769	16,494	31,239
1,194,467	-	1,619,743	338,104	116,972
-	-	-	-	-
-	30,000	-	-	-
-	-	-	-	-
2,391,784	652,813	706,833	215,108	233,817
33,524	-	-	249	-
-	-	20,044	-	4,204
23,238	10,204	-	32,348	-
-	-	-	-	-

406,058,414	52,707,952	688,227,066	93,261,914	46,302,504

6,235,847	200,000	5,057,054	-	42,545
10,931,779	-	-	-	-
2,823	-	-	-	-
416,520	27,690	-	-	-
-	-	-	339	-
5,893	1,933	-	-	-
26,684	-	12,738	12,409	1,411
-	-	-	-	-
14,463	5,899	-	-	-
1,798	256	3,704	508	530
165,431	68,663	-	7,777	-

139,116	31,843	332,035	24,491	23,107
6,713	6,713	6,713	6,713	6,713
661,587	30,000	-	-	-
29,339	12,040	18,871	16,273	16,227

18,637,993	385,037	5,431,115	68,510	90,533

$387,420,421	$52,322,915	$682,795,951	$93,193,404	$46,211,971

$386,400,166	$51,917,337	$702,732,000	$92,758,626	$46,782,774
1,015,275	352,379	1,118,743	394,195	313,892
(380,971)	(33,587)	(1,502,546)	(4,264)	(14,151)
385,951	86,786	(19,552,246)	44,847	(870,544)

$387,420,421	$52,322,915	$682,795,951	$93,193,404	$46,211,971

$368,278,829	$50,093,235	$692,301,728	$92,292,257	$45,301,804
$19,774,846	$719,218	$8,849,978	$318,749	$1,407,735
$6,719,503	$285,179	$-	$-	$-
$-	$-	$-	$-	$-
$230,682	$-	$-	$(346)	$42,555

151

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MM Select Bond and Income Asset Fund	MM Select Equity Asset Fund
Class I shares:
Net assets	$270,385,121	$1,097,667,329

Shares outstanding (a)	28,232,561	94,056,852

Net asset value, offering price and redemption price per share	$9.58	$11.67

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

152

MassMutual Select T. Rowe Price Bond Asset Fund	MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MassMutual Select T. Rowe Price Real Assets Fund

$387,420,421	$52,322,915	$682,795,951	$93,193,404	$46,211,971

38,831,281	5,197,426	67,258,634	9,275,805	4,521,583

$9.98	$10.07	$10.15	$10.05	$10.22

153

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Assets:
Investments, at value (Note 2) (a)	$326,164,981	$79,222,375
Repurchase agreements, at value (Note 2) (b)	15,059,612	1,278,815

Total investments	341,224,593	80,501,190

Cash	15,302	3,938
Foreign currency, at value (c)	25,997	-
Receivables from:
Investments sold	786,202	-
Investments sold on a when-issued basis (Note 2)	-	127,235
Investment adviser (Note 3)	24,777	16,048
Fund shares sold	864,538	217,595
Interest and dividends	210,556	581,634
Foreign taxes withheld	3,297	-

Total assets	343,155,262	81,447,640

Liabilities:
Payables for:
Investments purchased	1,307,998	125,320
Investments purchased on a when-issued basis (Note 2)	-	636,121
Fund shares repurchased	10,413	3,974
Trustees’ fees and expenses (Note 3)	1,618	396
Variation margin on open derivative instruments (Note 2)	-	5,580
Affiliates (Note 3):
Investment advisory fees	182,377	19,243
Administration fees	6,713	6,713
Accrued expense and other liabilities	16,829	16,230

Total liabilities	1,525,948	813,577

Net assets	$341,629,314	$80,634,063

Net assets consist of:
Paid-in capital	$342,751,237	$78,277,997
Accumulated undistributed (distributions in excess of) net investment income	324,299	228,546
Accumulated net realized gain (loss) on investments and foreign currency transactions	184,427	(9,069)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(1,630,649)	2,136,589

Net assets	$341,629,314	$80,634,063

(a) Cost of investments:	$327,795,650	$77,085,402
(b) Cost of repurchase agreements:	$15,059,612	$1,278,815
(c) Cost of foreign currency:	$25,972	$-

The accompanying notes are an integral part of the financial statements.

154

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Class I shares:
Net assets	$341,629,314	$80,634,063

Shares outstanding (a)	32,736,646	7,821,201

Net asset value, offering price and redemption price per share	$10.44	$10.31

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

155

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MM Select Bond and Income Asset Fund	MM Select Equity Asset Fund
Investment income (Note 2):
Dividends (a)	$-	$11,211,614
Interest (b)	2,416,604	22,724
Securities lending net income	-	127,231

Total investment income	2,416,604	11,361,569

Expenses (Note 3):
Investment advisory fees	243,866	993,688
Custody fees	18,800	368,405
Audit fees	19,542	18,950
Legal fees	1,036	4,224
Accounting & Administration fees	3,784	24,865
Proxy fees	481	481
Shareholder reporting fees	5,670	16,885
Trustees’ fees	7,250	29,544
Transfer agent fees	1,480	1,480

Total expenses	301,909	1,458,522
Expenses waived:
Class I fees reimbursed by adviser	-	(78,400)

Net expenses:	301,909	1,380,122

Net investment income (loss)	2,114,695	9,981,447

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(1,745,151)	19,034,463
Futures contracts	-	910,039
Swap agreements	-	-
Foreign currency transactions	12,009	6,455
Forward contracts	-	1,620

Net realized gain (loss)	(1,733,142)	19,952,577

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(1,746,726)	20,539,043
Futures contracts	-	(551,491)
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	(418)	39,189
Forward contracts	-	3,827

Net change in unrealized appreciation (depreciation)	(1,747,144)	20,030,568

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(3,480,286)	39,983,145

Net increase (decrease) in net assets resulting from operations	$(1,365,591)	$49,964,592

(a) Net of foreign withholding tax of:	$-	$431,348
(b) Net of foreign withholding tax of:	$-	$-
* Net increase (decrease) in accrued foreign capital gains tax of:	$-	$-
+ Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

156

MassMutual Select T. Rowe Price Bond Asset Fund+	MassMutual Select T. Rowe Price Emerging Markets Bond Fund+	MassMutual Select T. Rowe Price Large Cap Blend Fund+	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund+	MassMutual Select T. Rowe Price Real Assets Fund+

$-	$-	$1,518,622	$-	$341,301
1,185,690	393,202	10,191	423,672	1,301
-	-	-	-	-

1,185,690	393,202	1,528,813	423,672	342,602

178,341	41,989	424,208	31,378	29,651
20,137	8,055	16,785	8,054	23,785
8,173	8,320	7,539	8,137	7,680
449	64	926	127	132
6,713	6,713	6,713	6,713	6,713
-	-	-	-	-
3,432	1,026	6,406	1,420	1,453
1,798	256	3,704	508	530
403	403	403	403	403

219,446	66,826	466,684	56,740	70,347

(49,031)	(26,003)	(56,614)	(27,263)	(41,637)

170,415	40,823	410,070	29,477	28,710

1,015,275	352,379	1,118,743	394,195	313,892

(347,521)	(20,199)	(1,502,633)	(11,062)	(12,349)
(81,176)	(8,927)	-	1,486	-
(5,336)	(719)	-	-	-
48,954	1,535	87	(1,144)	(1,802)
4,108	(5,277)	-	6,456	-

(380,971)	(33,587)	(1,502,546)	(4,264)	(14,151)

(102,130)*	79,941 *	(19,552,213)	38,481	(870,589)
199,457	(25,176)	-	(36,093)	-
(18,460)	204	-	32,348	-
16,603	15,615	(33)	(13)	45
290,481	16,202	-	10,124	-

385,951	86,786	(19,552,246)	44,847	(870,544)

4,980	53,199	(21,054,792)	40,583	(884,695)

$1,020,255	$405,578	$(19,936,049)	$434,778	$(570,803)

$-	$-	$29,589	$-	$8,894
$4,980	$3,483	$-	$-	$-
$(848)	$(326)	$-	$-	$-

157

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund+	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund+
Investment income (Note 2):
Dividends (a)	$537,554	$-
Interest	12,109	251,389

Total investment income	549,663	251,389

Expenses (Note 3):
Investment advisory fees	232,297	24,365
Custody fees	10,886	8,055
Audit fees	7,539	8,173
Legal fees	404	99
Accounting & Administration fees	6,713	6,713
Shareholder reporting fees	3,152	1,245
Trustees’ fees	1,618	396
Transfer agent fees	403	403

Total expenses	263,012	49,449
Expenses waived:
Class I fees reimbursed by adviser	(37,648)	(26,606)

Net expenses:	225,364	22,843

Net investment income (loss)	324,299	228,546

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	185,702	(4,679)
Futures contracts	-	(4,390)
Foreign currency transactions	(1,275)	-

Net realized gain (loss)	184,427	(9,069)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(1,630,669)	2,136,973
Futures contracts	-	(384)
Translation of assets and liabilities in foreign currencies	20	-

Net change in unrealized appreciation (depreciation)	(1,630,649)	2,136,589

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(1,446,222)	2,127,520

Net increase (decrease) in net assets resulting from operations	$(1,121,923)	$2,356,066

(a) Net of foreign withholding tax of:	$8,731	$-
+	Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

158

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159

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM Select Bond and Income Asset Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,114,695	$2,787,538
Net realized gain (loss)	(1,733,142)	(3,592,535)
Net change in unrealized appreciation (depreciation)	(1,747,144)	(4,472,200)

Net increase (decrease) in net assets resulting from operations	(1,365,591)	(5,277,197)

Distributions to shareholders (Note 2):
From net investment income:
Class I	(4,517,133)	(1,285,451)

Total distributions from net investment income	(4,517,133)	(1,285,451)

From net realized gains:
Class I	-	(12,043)

Total distributions from net realized gains	-	(12,043)

Net fund share transactions (Note 5):
Class I	(9,044,429)	39,379,943

Increase (decrease) in net assets from fund share transactions	(9,044,429)	39,379,943

Total increase (decrease) in net assets	(14,927,153)	32,805,252
Net assets
Beginning of period	285,312,274	252,507,022

End of period	$270,385,121	$285,312,274

Accumulated undistributed (distributions in excess of) net investment income at end of period	$221,763	$2,624,201

+	Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

160

MM Select Equity Asset Fund		MassMutual Select T. Rowe Price Bond Asset Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)+

$9,981,447	$22,872,192	$1,015,275
19,952,577	31,580,910	(380,971)
20,030,568	117,030,795	385,951

49,964,592	171,483,897	1,020,255

(23,594,966)	(5,692,766)	-

(23,594,966)	(5,692,766)	-

(41,359,057)	(56,923)	-

(41,359,057)	(56,923)	-

24,340,792	(24,503,478)	386,400,166

24,340,792	(24,503,478)	386,400,166

9,351,361	141,230,730	387,420,421

1,088,315,968	947,085,238	-

$1,097,667,329	$1,088,315,968	$387,420,421

$4,818,232	$18,431,751	$1,015,275

161

MM Select Funds and MassMutual Select T. Rowe Price Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Emerging Markets Bond Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$352,379	$1,118,743	$394,195
Net realized gain (loss)	(33,587)	(1,502,546)	(4,264)
Net change in unrealized appreciation (depreciation)	86,786	(19,552,246)	44,847

Net increase (decrease) in net assets resulting from operations	405,578	(19,936,049)	434,778

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-	-

Total distributions from net investment income	-	-	-

From net realized gains:
Class I	-	-	-

Total distributions from net realized gains	-	-	-

Net fund share transactions (Note 5):
Class I	51,917,337	702,732,000	92,758,626

Increase (decrease) in net assets from fund share transactions	51,917,337	702,732,000	92,758,626

Total increase (decrease) in net assets	52,322,915	682,795,951	93,193,404
Net assets
End of period	$52,322,915	$682,795,951	$93,193,404

Accumulated undistributed (distributions in excess of) net investment income at end of period	$352,379	$1,118,743	$394,195

+	Fund commenced operations on February 9, 2018.

The accompanying notes are an integral part of the financial statements.

162

MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund
Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+	Period Ended March 31, 2018 (Unaudited)+

$313,892	$324,299	$228,546
(14,151)	184,427	(9,069)
(870,544)	(1,630,649)	2,136,589

(570,803)	(1,121,923)	2,356,066

-	-	-

-	-	-

-	-	-

-	-	-

46,782,774	342,751,237	78,277,997

46,782,774	342,751,237	78,277,997

46,211,971	341,629,314	80,634,063

$46,211,971	$341,629,314	$80,634,063

$313,892	$324,299	$228,546

163

MM Select Bond and Income Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$9.79	$0.07		$(0.12)	$(0.05)	$(0.16)	$-	$(0.16)	$9.58	(0.50%	)[b]	$270,385	0.22%	[a]	0.22%	[a,n]	1.56%	[a]
9/30/17	10.05	0.11		(0.32)	(0.21)	(0.05)	(0.00)[d]	(0.05)	9.79	(2.08%	)	285,312	0.24%		0.24%	[n]	1.08%
9/30/16[g]	10.00	0.00	[d]	0.05	0.05	-	-	-	10.05	0.50%	[b]	252,507	1.22%	[a]	0.26%	[a]	0.53%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30, 2017	Period ended September 30, 2016[b]
Portfolio turnover rate	28%	63%	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

164

MM Select Equity Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.85	$0.11	$0.43	$0.54	$(0.26)	$(0.46)	$(0.72)	$11.67	4.55%	[b]	$1,097,667	0.26%	[a]	0.25%	[a]	1.81%	[a]
9/30/17	10.17	0.24	1.50	1.74	(0.06)	(0.00)[d]	(0.06)	11.85	17.18%		1,088,316	0.28%		0.25%		2.18%
9/30/16[g]	10.00	0.01	0.16	0.17	-	-	-	10.17	1.70%	[b]	947,085	0.69%	[a]	0.25%	[a]	5.50%	[a]

	Six months ended March 31, 2018[b,r]	Year ended September 30, 2017	Period ended September 30, 2016[b]
Portfolio turnover rate	6%	31%	0%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

165

MassMutual Select T. Rowe Price Bond Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.03	$(0.05)	$(0.02)	$-	$-	$-	$9.98	(0.20%	)[b]	$387,420	0.55%	[a]	0.43%	[a]	2.56%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	140%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

166

MassMutual Select T. Rowe Price Emerging Markets Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.08	$(0.01	)aa	$0.07	$-	$-	$-	$10.07	0.70%	[b]	$52,323	1.15%	[a]	0.70%	[a]	6.04%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

167

MassMutual Select T. Rowe Price Large Cap Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.02	$0.13	aa	$0.15	$-	$-	$-	$10.15	1.50%	[b]	$682,796	0.66%	[a]	0.58%	[a]	1.58%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

168

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.06	$(0.01	)aa	$0.05	$-	$-	$-	$10.05	0.50%	[b]	$93,193	0.60%	[a]	0.31%	[a]	4.15%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

169

MassMutual Select T. Rowe Price Real Assets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.09	$0.13	aa	$0.22	$-	$-	$-	$10.22	2.20%	[b]	$46,212	1.49%	[a]	0.61%	[a]	6.67%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	3%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

170

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.01	$0.43	aa	$0.44	$-	$-	$-	$10.44	4.40%	[b]	$341,629	0.76%	[a]	0.65%	[a]	0.94%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	The amount shown for a share outstanding does not correspond with the aggregate net realized (loss) and net change in unrealized appreciation (depreciation) on investments due to the timing of the commencement of operations of the share class in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

171

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[g,r]	$10.00	$0.04	$0.27	$0.31	$-	$-	$-	$10.31	3.10%	[b]	$80,634	0.65%	[a]	0.30%	[a]	3.00%	[a]

Period ended March 31, 2018[b],r
Portfolio turnover rate	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 9, 2018 (commencement of operations) through March 31, 2018.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

172

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MM Select Bond and Income Asset Fund (“Bond and Income Asset Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Fund”)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

173

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

174

Notes to Financial Statements (Unaudited) (Continued)

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

175

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Bond and Income Asset Fund characterized all investments at Level 2, as of March 31, 2018. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Equity Asset Fund
Asset Investments
Common Stock*
Australia	$28,158	$22,621,710	$-		$22,649,868
Austria	-	1,179,387	-		1,179,387
Bahamas	3,227	-	-		3,227
Belgium	-	3,970,711	-		3,970,711
Bermuda	3,934,452	2,213,097	-		6,147,549
Brazil	3,599,020	-	-		3,599,020
British Virgin Islands	16,777	-	-		16,777
Canada	28,216,039	15,621	-		28,231,660
Cayman Islands	6,011,583	10,396,095	-	+**	16,407,678
Chile	856,448	-	-		856,448
China	-	7,412,923	-		7,412,923
Colombia	-	213,689	-		213,689
Czech Republic	-	138,822	-		138,822
Denmark	-	5,234,876	-		5,234,876
Egypt	-	100,975	-		100,975
Finland	-	3,222,667	-		3,222,667
France	-	29,577,282	-		29,577,282
Germany	108,332	28,012,066	-		28,120,398
Greece	-	222,760	-		222,760
Hong Kong	-	12,999,209	-		12,999,209
Hungary	-	242,534	-		242,534
Indonesia	-	1,569,045	-		1,569,045
Ireland	10,459,337	1,997,953	-		12,457,290
Israel	655,633	1,037,423	-		1,693,056
Italy	-	6,526,811	-		6,526,811
Japan	-	80,863,021	-		80,863,021

176

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Liberia	$437,875	$-	$-		$437,875
Luxembourg	69,436	1,493,439	-		1,562,875
Malaysia	-	1,856,010	-		1,856,010
Malta	-	54,124	-		54,124
Marshall Islands	10,653	-	-		10,653
Mauritius	-	35,641	-		35,641
Mexico	37,111	2,230,171	-		2,267,282
Netherlands	5,674,739	12,098,410	-		17,773,149
New Zealand	-	814,456	-		814,456
Norway	-	2,241,698	-		2,241,698
Pakistan	-	65,371	-		65,371
Panama	867,760	3,318	-		871,078
Papua New Guinea	-	137,678	-		137,678
Peru	36,004	-	-		36,004
Philippines	-	653,061	-		653,061
Poland	-	899,080	-		899,080
Portugal	-	509,316	-		509,316
Puerto Rico	143,720	-	-		143,720
Qatar	-	416,916	-		416,916
Republic of Korea	-	11,032,418	-		11,032,418
Romania	-	51,982	-		51,982
Russia	76,746	2,614,382	-		2,691,128
Singapore	2,100,231	5,965,093	-		8,065,324
South Africa	-	5,111,025	-		5,111,025
Spain	-	9,671,653	-		9,671,653
Sweden	-	9,264,474	-		9,264,474
Switzerland	2,003,938	22,430,854	-		24,434,792
Taiwan	-	8,893,092	-		8,893,092
Thailand	-	1,754,742	-		1,754,742
Turkey	-	761,930	-		761,930
United Arab Emirates	-	462,048	-		462,048
United Kingdom	3,063,685	53,113,063	65	**	56,176,813
United States	629,863,370	3,980	886	**	629,868,236
Preferred Stock*
Brazil	2,143,365	-	-		2,143,365
Chile	87,846	-	-		87,846
Colombia	-	109,854	-		109,854
Germany	-	1,598,326	-		1,598,326
Italy	-	159,856	-		159,856
Republic of Korea	-	582,747	-		582,747
Russia	-	72,917	-		72,917
Mutual Funds	29,159,438	150,035	-		29,309,473
Warrants	-	-	150	**	150
Rights	17,100	-	4,817	**	21,917
Short-Term Investments	-	9,924,396	-		9,924,396

Total Investments	$729,682,023	$387,006,233	$5,918		$1,116,694,174

Asset Derivatives
Forward Contracts	$-	$6,985	$-		$6,985
Futures Contracts	3,554	-	-		3,554

Total	$3,554	$6,985	$-		$10,539

177

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(2,415)	$-		$(2,415)
Futures Contracts	(336,018)	-	-		(336,018)

Total	$(336,018)	$(2,415)	$-		$(338,433)

MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$-	$10,107,592	$-		$10,107,592
Corporate Debt	-	131,280,601	-		131,280,601
Non-U.S. Government Agency Obligations	-	58,287,409	-		58,287,409
Sovereign Debt Obligations	-	35,376,272	-		35,376,272
U.S. Government Agency Obligations and Instrumentalities	-	79,916,639	83,681	**	80,000,320
U.S. Treasury Obligations	-	51,841,896	-		51,841,896
Purchased Options	86,531	-	-		86,531
Mutual Funds	1,202,320	-	-		1,202,320
Short-Term Investments	-	26,488,955	-		26,488,955

Total Investments	$1,288,851	$393,299,364	$83,681		$394,671,896

Asset Derivatives
Forward Contracts	$-	$707,001	$-		$707,001
Futures Contracts	590,801	-	-		590,801
Swap Agreements	-	23,238	-		23,238

Total	$590,801	$730,239	$-		$1,321,040

Liability Derivatives
Forward Contracts	$-	$(416,520)	$-		$(416,520)
Futures Contracts	(391,344)	-	-		(391,344)
Swap Agreements	-	(33,952)	-		(33,952)

Total	$(391,344)	$(450,472)	$-		$(841,816)

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Investments
Corporate Debt	$-	$20,477,660	$-		$20,477,660
Sovereign Debt Obligations	-	29,646,302	-		29,646,302
U.S. Treasury Obligations	-	49,645	-		49,645
Short-Term Investments	-	1,004,292	-		1,004,292

Total Investments	$-	$51,177,899	$-		$51,177,899

Asset Derivatives
Forward Contracts	$-	$43,892	$-		$43,892
Swap Agreements	-	10,204	-		10,204

Total	$-	$54,096	$-		$54,096

Liability Derivatives
Forward Contracts	$-	$(27,690)	$-		$(27,690)
Futures Contracts	(25,176)	-	-		(25,176)
Swap Agreements	-	(64,594)	-		(64,594)

Total	$(25,176)	$(92,284)	$-		$(117,460)

178

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$660,582,952	$8,266,976	*	$-		$668,849,928
Preferred Stock	2,632,285	-		-		2,632,285
Corporate Debt	-	665,645		-		665,645
Mutual Funds	601,657	-		-		601,657
Short-Term Investments	-	8,849,978		-		8,849,978

Total Investments	$663,816,894	$17,782,599		$-		$681,599,493

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Investments
Corporate Debt	$-	$14,579,352		$-		$14,579,352
Non-U.S. Government Agency Obligations	-	6,904,976		-		6,904,976
Sovereign Debt Obligations	-	1,377,899		-		1,377,899
U.S. Government Agency Obligations and Instrumentalities	-	2,426,201		174,992	**	2,601,193
U.S. Treasury Obligations	-	66,843,552		-		66,843,552
Purchased Options	23,766	-		-		23,766
Short-Term Investments	-	318,749		-		318,749

Total Investments	$23,766	$92,450,729		$174,992		$92,649,487

Asset Derivatives
Forward Contracts	$-	$10,124		$-		$10,124
Futures Contracts	2,117	-		-		2,117
Swap Agreements	-	32,348		-		32,348

Total	$2,117	$42,472		$-		$44,589

Liability Derivatives
Futures Contracts	$(38,210)	$-		$-		$(38,210)

MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Australia	$-	$3,417,370		$-		$3,417,370
Austria	-	91,098		-		91,098
Belgium	-	160,318		-		160,318
Bermuda	164,167	254,295		-		418,462
Brazil	506,525	-		-		506,525
Canada	4,150,634	-		-		4,150,634
Cayman Islands	30,087	-		-		30,087
Denmark	-	24,916		-		24,916
France	-	1,235,612		-		1,235,612
Germany	-	346,635		-		346,635
Hong Kong	-	575,753		-		575,753
Ireland	103,217	-		-		103,217
Italy	-	65,362		-		65,362
Japan	-	1,337,485		-		1,337,485
Luxembourg	127,621	523,429		-		651,050
Mexico	-	94,282		-		94,282
Netherlands	76,999	317,245		-		394,244
Norway	-	212,301		-		212,301
Portugal	-	141,449		-		141,449
Singapore	-	206,897		-		206,897

179

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total

MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Spain	$-	$443,414		$-		$443,414
Sweden	-	760,087		-		760,087
Switzerland	-	364,011		-		364,011
United Kingdom	62,463	4,730,160		-		4,792,623
United States	23,606,871	-		-		23,606,871
Preferred Stock*
Brazil	54,368	-		-		54,368
Germany	-	55,494		-		55,494
United States	190,650	-		-		190,650
Short-Term Investments	-	1,407,735		-		1,407,735

Total Investments	$29,073,602	$16,765,348		$-		$45,838,950

MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$320,312,970	$3,995,964	*	$172,541	**	$324,481,475
Convertible Preferred Stock	-	219,030	*	-		219,030
Preferred Stock	-	338,625	*	203,075	**	541,700
Bank Loans	-	84,853		-		84,853
Corporate Debt	-	32,643		-		32,643
Rights	-	-		3,402	**	3,402
Mutual Funds	801,878	-		-		801,878
Short-Term Investments	-	15,059,612		-		15,059,612

Total Investments	$321,114,848	$19,730,727		$379,018		$341,224,593

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Investments
U.S. Government Agency Obligations and Instrumentalities	$-	$1,992,312		$-		$1,992,312
U.S. Treasury Obligations	-	77,230,063		-		77,230,063
Short-Term Investments	-	1,278,815		-		1,278,815

Total Investments	$-	$80,501,190		$-		$80,501,190

Asset Derivatives
Futures Contracts	$14,990	$-		$-		$14,990

Liability Derivatives
Futures Contracts	$(15,374)	$-		$-		$(15,374)

+	Represents a security at $0 value as of March 31, 2018.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2018.

Statements of Assets and Liabilities locations	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund

Receivables from:
Investments sold on a when-issued basis		X			X
Collateral pledged for open futures contracts	X
Collateral pledged for open swap agreements			X

180

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities locations	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Payables for:
Investments purchased on a when-issued basis		X			X
Securities on loan	X
Due to custodian		X	X
Foreign currency overdraft				X

The Funds, with the exception of the Equity Asset Fund, had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2018. The Equity Asset Fund had transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2018; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A	A	A
Directional Exposures to Currencies	A	A	A	A

Futures Contracts**
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Substitution for Direct Investment	A	M		M	M

Interest Rate Swaps***
Hedging/Risk Management		A		A
Duration Management		A
Substitution for Direct Investment		M		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M	M

181

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Asset Fund	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Emerging Markets Bond Fund	MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Options (Purchased)
Hedging/Risk Management		A		A
Duration/Credit Quality Management		A		A
Substitution for Direct Investment		M		M
Directional Investment		M		M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2018, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Asset Fund
Asset Derivatives
Forward Contracts*	$-	$-	$6,985	$-	$6,985
Futures Contracts^^	-	3,554	-	-	3,554

Total Value	$-	$3,554	$6,985	$-	$10,539

Liability Derivatives
Forward Contracts^	$-	$-	$(2,415)	$-	$(2,415)
Futures Contracts^^	-	(336,018)	-	-	(336,018)

Total Value	$-	$(336,018)	$(2,415)	$-	$(338,433)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$1,620	$-	$1,620
Futures Contracts	-	910,039	-	-	910,039

Total Realized Gain (Loss)	$-	$910,039	$1,620	$-	$911,659

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$3,827	$-	$3,827
Futures Contracts	-	(551,491)	-	-	(551,491)

Total Change in Appreciation (Depreciation)	$-	$(551,491)	$3,827	$-	$(547,664)

182

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$86,531	$86,531
Forward Contracts*	-	-	707,001	-	707,001
Futures Contracts^^	-	-	-	590,801	590,801
Swap Agreements*	23,238	-	-	-	23,238

Total Value	$23,238	$-	$707,001	$676,332	$1,407,571

Liability Derivatives
Forward Contracts^	$-	$-	$(416,520)	$-	$(416,520)
Futures Contracts^^	-	-	-	(391,344)	(391,344)
Swap Agreements^	(14,463)	-	-	-	(14,463)
Swap Agreements^^,^^^	-	-	-	(19,489)	(19,489)

Total Value	$(14,463)	$-	$(416,520)	$(410,833)	$(841,816)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$4,108	$-	$4,108
Futures Contracts	-	-	-	(81,176)	(81,176)
Swap Agreements	(995)	-	-	(4,341)	(5,336)

Total Realized Gain (Loss)	$(995)	$-	$4,108	$(85,517)	$(82,404)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$17,492	$17,492
Forward Contracts	-	-	290,481	-	290,481
Futures Contracts	-	-	-	199,457	199,457
Swap Agreements	1,029	-	-	(19,489)	(18,460)

Total Change in Appreciation (Depreciation)	$1,029	$-	$290,481	$197,460	$488,970

MM Select T. Rowe Price Emerging Markets Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$43,892	$-	$43,892
Swap Agreements*	10,204	-	-	-	10,204

Total Value	$10,204	$-	$43,892	$-	$54,096

Liability Derivatives
Forward Contracts^	$-	$-	$(27,690)	$-	$(27,690)
Futures Contracts^^	-	-	-	(25,176)	(25,176)
Swap Agreements^	(5,899)	-	-	-	(5,899)
Swap Agreements^^,^^^	(58,695)	-	-	-	(58,695)

Total Value	$(64,594)	$-	$(27,690)	$(25,176)	$(117,460)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(5,277)	$-	$(5,277)
Futures Contracts	-	-	-	(8,927)	(8,927)
Swap Agreements	(719)	-	-	-	(719)

Total Realized Gain (Loss)	$(719)	$-	$(5,277)	$(8,927)	$(14,923)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$16,202	$-	$16,202
Futures Contracts	-	-	-	(25,176)	(25,176)
Swap Agreements	204	-	-	-	204

Total Change in Appreciation (Depreciation)	$204	$-	$16,202	$(25,176)	$(8,770)

183

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$23,766	$23,766
Forward Contracts*	-	-	10,124	-	10,124
Futures Contracts^^	-	-	-	2,117	2,117
Swap Agreements*	-	-	-	32,348	32,348

Total Value	$-	$-	$10,124	$58,231	$68,355

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(38,210)	$(38,210)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$6,456	$-	$6,456
Futures Contracts	-	-	-	1,486	1,486

Total Realized Gain (Loss)	$-	$-	$6,456	$1,486	$7,942

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$4,805	$4,805
Forward Contracts	-	-	10,124	-	10,124
Futures Contracts	-	-	-	(36,093)	(36,093)
Swap Agreements	-	-	-	32,348	32,348

Total Change in Appreciation (Depreciation)	$-	$-	$10,124	$1,060	$11,184

MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$14,990	$14,990

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(15,374)	$(15,374)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(4,390)	$(4,390)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(384)	$(384)

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, or open swap agreements at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

184

Notes to Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options
Equity Asset Fund	155	$3,617,940	$-	-
MM Select T. Rowe Price Bond Asset Fund	506	108,993,657	7,797,500	142
MM Select T. Rowe Price Emerging Markets Bond Fund	12	6,464,892	1,840,000	-
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	132	1,383,940	18,600,000	39
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	10	-	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts and purchased options, notional amounts for forward contracts and swap agreements, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2018.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2018.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Equity Asset Fund
Bank of New York Mellon	$726	$-	$-	$726
Citibank N.A.	6,259	-	-	6,259

	$6,985	$-	$-	$6,985

MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$171,748	$(40,086)	$-	$131,662
BNP Paribas SA	2,151	(2,151)	-	-
Deutsche Bank AG	13,250	(13,250)	-	-
Goldman Sachs International	26,023	(20,693)	-	5,330
JP Morgan Chase Bank N.A.	439,965	(294,901)	-	145,064
Morgan Stanley & Co. LLC	77,102	(41,065)	-	36,037

	$730,239	$(412,146)	$-	$318,093

MM Select T. Rowe Price Emerging Markets Bond Fund
BNP Paribas SA	$3,182	$(3,182)	$-	$-
Deutsche Bank AG	3,374	(120)	-	3,254
Goldman Sachs International	15,190	(2,424)	-	12,766
JP Morgan Chase Bank N.A.	11,760	(11,760)	-	-
Morgan Stanley & Co. LLC	20,590	(11,510)	-	9,080

	$54,096	$(28,996)	$-	$25,100

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
JP Morgan Chase Bank N.A.	$10,124	$-	$-	$10,124
Merrill Lynch International Bank Ltd.	32,348	-	-	32,348

	$42,472	$-	$-	$42,472

185

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2018.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Equity Asset Fund
Morgan Stanley & Co. LLC	$(1,996)	$-	$-	$(1,996)
Societe Generale	(419)	-	-	(419)

	$(2,415)	$-	$-	$(2,415)

MM Select T. Rowe Price Bond Asset Fund
Bank of America, N.A.	$(40,086)	$40,086	$-	$-
BNP Paribas SA	(2,384)	2,151	-	(233)
Deutsche Bank AG	(31,854)	13,250	-	(18,604)
Goldman Sachs International	(20,693)	20,693	-	-
JP Morgan Chase Bank N.A.	(294,901)	294,901	-	-
Morgan Stanley & Co. LLC	(41,065)	41,065	-	-

	$(430,983)	$412,146	$-	$(18,837)

MM Select T. Rowe Price Emerging Markets Bond Fund
Bank of America, N.A.	$(1,920)	$-	$-	$(1,920)
BNP Paribas SA	(3,317)	3,182	-	(135)
Deutsche Bank AG	(120)	120	-	-
Goldman Sachs International	(2,424)	2,424	-	-
JP Morgan Chase Bank N.A.	(14,298)	11,760	2,538	-
Morgan Stanley & Co. LLC	(11,510)	11,510	-	-

	$(33,589)	$28,996	$2,538	$(2,055)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

186

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

187

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap

188

Notes to Financial Statements (Unaudited) (Continued)

agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

189

Notes to Financial Statements (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Hybrid Instruments

A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which interest payments, and/or the principal or stated amount, is determined by reference to one or more underlying assets, indexes, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to

190

Notes to Financial Statements (Unaudited) (Continued)

virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies, or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

191

Notes to Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2018, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

192

Notes to Financial Statements (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2018.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2018, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Asset Fund	$152,970	$25,739	$127,231

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

193

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

The Equity Asset Fund and MM Select T Rowe Price Real Assets Fund invest a significant amount of its assets in foreign securities and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Bond and Income Asset Fund	0.18%	Northern Trust Investments, Inc.
Equity Asset Fund	0.18%	Northern Trust Investments, Inc.
MM Select T. Rowe Price Bond Asset Fund	0.45%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Emerging Markets Bond Fund	0.72%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund	0.60%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.33%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund	0.63%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.67%	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	0.32%	T. Rowe Price Associates, Inc.

194

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the Funds, as follows:

Class I
Bond and Income Asset Fund*	0.26%
Equity Asset Fund*	0.25%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2019.

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund*	0.43%
MM Select T. Rowe Price Emerging Markets Bond Fund*	0.70%
MM Select T. Rowe Price Large Cap Blend Fund*	0.58%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund*	0.30%
MM Select T. Rowe Price Real Assets Fund*	0.61%
MM Select T. Rowe Price Small and Mid Cap Blend Fund*	0.65%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund*	0.30%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2020.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

195

Notes to Financial Statements (Unaudited) (Continued)

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2018:

Total % Ownership by Related Party
Bond and Income Asset Fund	100.0%
Equity Asset Fund	100.0%
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Emerging Markets Bond Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Bond and Income Asset Fund	$71,905,614	$4,230,505	$85,676,775	$4,441,815
Equity Asset Fund	-	64,836,221	-	112,258,543
MM Select T. Rowe Price Bond Asset Fund	468,231,298	250,589,045	344,588,985	5,664,748
MM Select T. Rowe Price Emerging Markets Bond Fund	-	55,719,717	-	5,638,082
MM Select T. Rowe Price Large Cap Blend Fund	-	751,724,939	-	57,920,578
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	74,211,340	25,445,087	11,583,563	607,102
MM Select T. Rowe Price Real Assets Fund	-	46,112,898	-	798,745
MM Select T. Rowe Price Small and Mid Cap Blend Fund	-	337,141,380	-	10,365,303
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	84,046,449	-	6,948,366	-

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These policies have been designed to ensure that cross-trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross-trade activity during the period.

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Bond and Income Asset Fund Class I
Sold	2,417,733	$23,214,564	6,961,961	$67,914,038
Issued as reinvestment of dividends	469,556	4,517,133	136,291	1,297,494
Redeemed	(3,808,988)	(36,776,126)	(3,060,812)	(29,831,589)

Net increase (decrease)	(921,699)	$(9,044,429)	4,037,440	$39,379,943

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Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Equity Asset Fund Class I
Sold	6,012,217	$72,206,904	13,397,101	$142,141,023
Issued as reinvestment of dividends	5,565,897	64,954,023	560,945	5,749,689
Redeemed	(9,356,628)	(112,820,135)	(15,258,681)	(172,394,190)

Net increase (decrease)	2,221,486	$24,340,792	(1,300,635)	$(24,503,478)

MM Select T. Rowe Price Bond Asset Fund Class I*
Sold	40,678,767	$404,753,140
Issued as reinvestment of dividends	-	-
Redeemed	(1,847,486)	(18,352,974)

Net increase (decrease)	38,831,281	$386,400,166

MM Select T. Rowe Price Emerging Markets Bond Fund Class I*
Sold	5,724,369	$57,192,626
Issued as reinvestment of dividends	-	-
Redeemed	(526,943)	(5,275,289)

Net increase (decrease)	5,197,426	$51,917,337

MM Select T. Rowe Price Large Cap Blend Fund Class I*
Sold	68,327,722	$713,911,971
Issued as reinvestment of dividends	-	-
Redeemed	(1,069,088)	(11,179,971)

Net increase (decrease)	67,258,634	$702,732,000

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund Class I*
Sold	9,505,383	$95,057,318
Issued as reinvestment of dividends	-	-
Redeemed	(229,578)	(2,298,692)

Net increase (decrease)	9,275,805	$92,758,626

MM Select T. Rowe Price Real Assets Fund Class I*
Sold	4,602,679	$47,611,203
Issued as reinvestment of dividends	-	-
Redeemed	(81,096)	(828,429)

Net increase (decrease)	4,521,583	$46,782,774

MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I*
Sold	33,202,582	$347,628,463
Issued as reinvestment of dividends	-	-
Redeemed	(465,936)	(4,877,226)

Net increase (decrease)	32,736,646	$342,751,237

MM Select T. Rowe Price U.S. Treasury Long-Term Fund Class I*
Sold	7,981,623	$79,890,742
Issued as reinvestment of dividends	-	-
Redeemed	(160,422)	(1,612,745)

Net increase (decrease)	7,821,201	$78,277,997

*	Fund commenced operations on February 9, 2018.

197

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond and Income Asset Fund	$277,173,991	$2,030,340	$(6,957,626)	$(4,927,286)
Equity Asset Fund	970,916,825	187,335,274	(41,557,925)	145,777,349
MM Select T. Rowe Price Bond Asset Fund	394,773,178	1,426,800	(1,528,082)	(101,282)
MM Select T. Rowe Price Emerging Markets Bond Fund	51,097,632	490,291	(410,024)	80,267
MM Select T. Rowe Price Large Cap Blend Fund	701,151,706	6,048,611	(25,600,824)	(19,552,213)
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	92,611,006	167,339	(128,858)	38,481
MM Select T. Rowe Price Real Assets Fund	46,709,539	649,197	(1,519,786)	(870,589)
MM Select T. Rowe Price Small and Mid Cap Blend Fund	342,855,262	7,601,300	(9,231,969)	(1,630,669)
MM Select T. Rowe Price U.S. Treasury Long-Term Fund	78,364,217	2,137,942	(969)	2,136,973

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Bond and Income Asset Fund	$2,993,823	$62,509

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Bond and Income Asset Fund	$1,297,494	$-	$-
Equity Asset Fund	5,650,457	99,232	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2017, temporary book and tax accounting differences were

198

Notes to Financial Statements (Unaudited) (Continued)

primarily attributable to investments in forward contracts, futures contracts, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, deferred Trustee compensation, partnership basis adjustments, corporate action basis adjustments, and treasury inflation protected securities.

At September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Bond and Income Asset Fund	$2,632,358	$(3,056,332)	$(7,578)	$(4,803,631)
Equity Asset Fund	46,458,999	6,540,271	(30,826)	122,313,057

The Funds did not have any unrecognized tax benefits at March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

199

Other Information (Unaudited)

Proxy	Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is, or will be, available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly	Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’	Approval of Investment Advisory Contracts

At their meeting in September 2017, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved the advisory agreements (“New Fund Advisory Agreements”) for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MM Select T. Rowe Price Real Assets Fund, MM Select T. Rowe Price Small and Mid Cap Blend Fund, and MM Select T. Rowe Price U.S. Treasury Long-Term Fund (together, the “New Funds”), and the subadvisory agreements (“New Fund Subadvisory Agreements”) for each of the New Funds with T. Rowe Price Associates, Inc. (“T. Rowe Price”), and the delegation agreement (sub-subadvisory agreement) between T. Rowe Price and T. Rowe Price International Ltd (“T. Rowe Price International”) for the MM Select T. Rowe Price Bond Asset Fund (“New Fund Delegation Agreement”) (together, the “New Fund Agreements”), subject to approval by the shareholders of the New Funds of the New Fund Agreements. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Fund Agreements (the “September Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the New Fund Advisory Agreements, the Independent Trustees considered the September Materials and information discussed with representatives of MML Advisers at the meeting relating to MML Advisers and the nature, scope, and quality of services MML Advisers would provide to the New Funds. In reviewing the New Fund Advisory Agreements, the Independent Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the New Funds, including (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the ability of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the New Funds; (iii) MML Advisers’ ability to provide investment oversight, administrative, and shareholder services to the New Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the New Funds and the needs of the New Funds for administrative and shareholder services.

The Independent Trustees also reviewed and considered information included in the September Materials or discussed at the meeting concerning the possible economies of scale and potential profitability of MML Advisers’ advisory relationship with the New Funds. The discussions and consideration included the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the New Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the New Funds, and benefits accruing to the subadviser due to so-called “soft-dollar arrangements.”

In reviewing the New Fund Subadvisory Agreements, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) T. Rowe Price and its personnel with responsibilities for providing services to the New Funds; (ii) the terms of the New Fund Subadvisory Agreements; (iii) the scope and quality of services that

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Other Information (Unaudited) (Continued)

T. Rowe Price will provide under each New Fund Subadvisory Agreement; (iv) the historical investment performance track records of T. Rowe Price; and (v) the fees payable to T. Rowe Price by MML Advisers for each New Fund, as applicable, and the effect of such fees on the profitability to MML Advisers. In addition, the Independent Trustees discussed with MML Advisers and considered information about the New Fund Delegation Agreement.

Prior to the votes being taken to approve the New Fund Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Fund Agreements, including the anticipated level of MML Advisers’ oversight of the New Funds and the subadvisory process; (ii) MML Advisers’ projected levels of profitability from its relationship to the New Funds was not excessive and the advisory and subadvisory fee amounts under the New Fund Advisory Agreements and New Fund Subadvisory Agreements, respectively, and the New Funds’ total expenses were fair and reasonable; (iii) the investment process, research capability, and philosophy of T. Rowe Price appeared well suited to the New Funds, as applicable, given their investment objectives and policies; and (iv) the terms of the New Fund Agreements were fair and reasonable with respect to each New Fund and were in the best interest of each such Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve each New Fund Agreement.

Each of the New Fund Agreements became effective on January 10, 2018.

At their meeting in March 2018, the Trustees, including the Independent Trustees, reviewed and approved a proposal to amend the subadvisory agreements with T. Rowe Price for the MM Select T. Rowe Price Emerging Markets Bond Fund and the MM Select T. Rowe Price U.S. Treasury Long-Term Fund to add transitional credit language to each agreement. In arriving at their decision, the Trustees discussed the fees payable to T. Rowe Price by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreements were not excessive and the subadvisory fee amounts under the amended subadvisory agreements are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

The amended subadvisory agreements became effective on April 1, 2018.

Prior to the votes being taken to approve the amendments to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of each such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

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Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2018:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Bond and Income Asset Fund
Class I	$1,000	0.22%	$995.00	$1.08	$1,023.60	$1.10
Equity Asset Fund
Class I	1,000	0.25%	1,045.50	1.26	1,023.40	1.25
MM Select T. Rowe Price Bond Asset Fund
Class I**	1,000	0.43%	998.00	0.58	1,022.50	2.14
MM Select T. Rowe Price Emerging Markets Bond Fund
Class I**	1,000	0.70%	1,007.00	0.94	1,021.20	3.49
MM Select T. Rowe Price Large Cap Blend Fund
Class I**	1,000	0.58%	1,015.00	0.78	1,021.80	2.89

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Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
Class I**	$1,000	0.31%	$1,005.00	$0.42	$1,023.10	$1.55
MM Select T. Rowe Price Real Assets Fund
Class I**	1,000	0.61%	1,022.00	0.83	1,021.60	3.04
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Class I**	1,000	0.65%	1,044.00	0.89	1,021.50	3.24
MM Select T. Rowe Price U.S. Treasury Long-Term Fund
Class I**	1,000	0.30%	1,031.00	0.41	1,023.20	1.50

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.
**	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on February 9, 2018, through March 31, 2018, multiplied by 49 days in the inception period and divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended March 31, 2018, multiplied by 180 days in the six month period and divided by 365 days in the year.

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Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44647-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/2018

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date 5/25/2018